As filed with the Securities and Exchange Commission on November 12, 2003
                                   Registration Nos. 333-28679; 811-05626
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 24                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

-------------------------------------------------------------------------------
Approximate date of Proposed Public Offering: As soon as practicable after the effectiveness of this Registration Statement.

Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------

                                     PART A


   ING USA ANNUITY AND LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

   DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                              GOLDENSELECT ES II(R)

--------------------------------------------------------------------------------

                                                               FEBRUARY XX, 2004

           This prospectus describes GoldenSelect ES II, a group and individual deferred combination variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

           The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

           You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

           REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

            This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated February XX, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
              THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED
                               ON THE NEXT PAGE.
--------------------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.                                                J.P. MORGAN FLEMING INVESTMENT MANAGEMENT, INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)                    ING JPMorgan Small Cap Equity Portfolio (Class S) (1)
A I M CAPITAL MANAGEMENT, INC.                                      JANUS CAPITAL MANAGEMENT LLC
  ING AIM Mid Cap Growth Portfolio (Class S) (1)                      ING Janus Growth and Income Portfolio (Class S) (1)
ALLIANCE CAPITAL MANAGEMENT L.P.                                      ING Janus Special Equity Portfolio (Class S) (1)
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)               JENNISON ASSOCIATES LLC
BARING INTERNATIONAL INVESTMENT LIMITED                               ING Jennison Equity Opportunities Portfolio (Class S) (1)
  ING Developing World Portfolio (Class S) (1)                        Jennison Portfolio (Class II) (5)
  ING Hard Assets Portfolio (Class S) (1)                             SP Jennison International Growth Portfolio (Class II) (5)
CAPITAL GUARDIAN TRUST COMPANY                                      JULIUS BAER INVESTMENT MANAGEMENT, INC.
  ING Capital Guardian Large Cap Value Portfolio (Class S)(1)         ING Julius Baer Foreign Portfolio(1)
  ING Capital Guardian Managed Global Portfolio (Class S)(1)        MARSICO CAPITAL MANAGEMENT, LLC
  ING Capital Guardian Small Cap Portfolio (Class S) (1)              ING Marsico Growth Portfolio (Class S) (1)
CAPITAL RESEARCH AND MANAGEMENT COMPANY                             MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING American Funds Growth Portfolio(2)                              ING MFS Mid Cap Growth Portfolio (Class S) (1)
  ING American Funds Growth-Income Portfolio(2)                       ING MFS Research Portfolio (Class S) (1)
  ING American Funds International Portfolio(2)                       ING MFS Total Return Portfolio (Class S) (1)
COLUMBIA MANAGEMENT ADVISERS, INC.                                  MERCURY ADVISORS
  Colonial Small Cap Value Fund (Class B)                             ING Mercury Focus Value Portfolio (Class S) (1)
EAGLE ASSET MANAGEMENT, INC.                                          ING Mercury Fundamental Growth Portfolio (Class S) (1)
  ING Eagle Asset Value Equity Portfolio (Class S) (1)              PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
FIDELITY(R)MANAGEMENT & RESEARCH CO.                                   ING PIMCO Core Bond Portfolio (Class S) (1)
  Fidelity(R)VIP Growth Portfolio (Class S2)                           PIMCO High Yield Portfolio
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)                  PIONEER INVESTMENT MANAGEMENT, INC.
  ING FMRSM Diversified Mid Cap Portfolio (Class S) (1)               Pioneer Fund VCT Portfolio (Class II)
GOLDMAN SACHS ASSET MANAGEMENT, L.P.                                  Pioneer Mid-Cap Value VCT Portfolio (Class II)
  ING Goldman Sachs Internet TollkeeperSM Portfolio                 PROFUND ADVISORS LLC
    (Class S) (1)  (3)                                                ProFund VP Bull
ING INVESTMENT MANAGEMENT, LLC                                        ProFund VP Europe 30
  ING Limited Maturity Bond Portfolio (Class S) (1)                   ProFund VP Rising Rates Opportunity
  ING Liquid Assets Portfolio (Class S) (1)                           ProFund VP Small-Cap
ING INVESTMENTS, LLC                                                SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING International Portfolio (Class S) (1)                           ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING VP Bond Portfolio (Class S)                                     ING Salomon Brothers Investors Portfolio (Class S) (1)
  ING VP Growth Opportunities Portfolio (Class S)                     ING Salomon Brothers Aggressive Growth Portfolio
  ING VP Index Plus LargeCap Portfolio (Class S)                        (Class S)(2)
  ING VP MagnaCap Portfolio (Class S)                               T. ROWE PRICE ASSOCIATES, INC.
  ING VP SmallCap Opportunities Portfolio (Class S)                   ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  ING VP Worldwide Growth Portfolio (Class S)                         ING T. Rowe Price Capital Appreciation Portfolio
INVESCO FUNDS GROUP, INC.                                               (Class S) (1)
  INVESCO VIF-- Financial Services Fund                             UBS GLOBAL ASSET MANAGEMENT
  INVESCO VIF-- Health Sciences Fund                                  ING UBS US Balanced Portfolio (Class S) (1)
  INVESCO VIF-- Leisure Fund                                        VAN KAMPEN
  INVESCO VIF-- Utilities Fund                                        ING Van Kampen Equity Growth Portfolio (Class S) (1)
J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON)                         ING Van Kampen Global Franchise Portfolio (Class S) (1)
  LLC.                                                                ING Van Kampen Growth and Income Portfolio (Class S)(1)
    ING JPMorgan Fleming International Portfolio (Class S)(4)         ING Van Kampen Real Estate Portfolio (Class S) (1)

      (1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V.

      (2) The investment adviser for this portfolio is ING Investments, LLC. The portfolio manager listed is the sub-advisor.

      (3) Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

      (4) The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

      (5) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
 TABLE  OF  CONTENTS
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                                                     PAGE                                                             PAGE

Index of Special Terms..............................  ii         Death Benefit Choices...............................  35
Fees and Expenses...................................   1           Death Benefit During the Accumulation Phase.......  35
Condensed Financial Information.....................   4               Standard Death Benefit........................  36
  Accumulation Unit.................................   4               Enhanced Death Benefit Options................  36
  The Net Investment Factor.........................   4               Earnings Multiplier Benefit Rider.............  38
  Performance Information...........................   5           Death Benefit During the Income Phase.............  39
  Financial Statements..............................   5           Continuation After Death-- Spouse.................  39
ING USA Annuity and Life Insurance Company..........   6           Continuation After Death-- Not a Spouse...........  39
ING USA Separate Account B..........................   6           Required Distributions Upon Contract
The Trusts and Funds................................   7               Owner's Death.................................  40
Restricted Funds....................................   8         The Annuity Options.................................  41
Covered Funds, Special Funds and Excluded                        Other Contract Provisions...........................  43
  Funds  ...........................................   8         Other Information...................................  45
Charges and Fees....................................   9         Federal Tax Considerations..........................  46
  Charge Deduction Subaccount.......................   9         Statement of Additional Information
  Charges Deducted from the Contract Value..........   9           Table of Contents.................................  54
      Surrender Charge..............................   9         Appendix A
      Waiver of Surrender Charge for Extended                      Condensed Financial Information...................  A1
         Medical Care...............................  10         Appendix B
      Free Withdrawal Amount........................  10           The Investment Portfolios.........................  B1
      Surrender Charge for Excess Withdrawals.......  10         Appendix C
      Premium Taxes.................................  10           Fixed Account II..................................  C1
      Administrative Charge.........................  10         Appendix D
      Transfer Charge...............................  11           Fixed Interest Division...........................  D1
  Charges Deducted from the Subaccounts.............  11         Appendix E
      Mortality and Expense Risk Charge.............  11           Surrender Charge for Excess Withdrawals
      Asset-Based Administrative Charge.............  11               Example.......................................  E1
      Earnings Multiplier Benefit Charge............  11         Appendix F
      Optional Rider Charges........................  11           Withdrawal Adjustment for 7% Solution
  Trust and Fund Expenses...........................  12               Death Benefit Examples........................  F1
The Annuity Contract................................  12         Appendix G
  Contract Date and Contract Year ..................  12           Special Funds and Excluded Funds Examples.........  G1
  Contract Owner....................................  13         Appendix H
  Annuity Start Date................................  14           Death Benefits for Category Pre-2001
  Annuitant.........................................  14               Contract Owners...............................  H1
  Beneficiary.......................................  15         Appendix I
  Purchase and Availability of the Contract.........  15           Death Benefits for Yr-2001 Contract Owners........  I1
  Crediting of Premium Payments.....................  16         Appendix J
  Administrative Procedures.........................  17           Death Benefits for May-2002 and Yr-2003
  Contract Value....................................  17               Contract Owners...............................  J1
  Cash Surrender Value..............................  18         Appendix K
  Addition, Deletion or Substitution of                            Death Benefits for May-2002, Yr-2003 and
      Subaccounts and Other Changes.................  18               May-2003 Contract Owners......................  K1
  The Fixed Account.................................  19         Appendix L
Optional Riders.....................................  19           Optional Rider Benefits for Yr-2001
  Rider Date........................................  19               Contract Owners...............................  L1
  No Cancellation...................................  19         Appendix M
  Termination.......................................  20           Optional Rider Benefit Charges and Minimum
  Minimum Guaranteed Income Benefit Rider...........  22               Guaranteed Income Benefit for May-2002
  Minimum Guaranteed Withdrawal                                        Contract Owners...............................  M1
      Benefit Rider.................................  27         Appendix N
  Other Contracts...................................  29           Optional Rider Benefit Charges and Optional
Withdrawals.........................................  29               Benefit Riders for May-2002, Yr-2003
Transfers Among Your Investments....................  32               and May-2003 Contract Owners..................  N1

--------------------------------------------------------------------------------
 INDEX  OF  SPECIAL  TERMS
--------------------------------------------------------------------------------


The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                          PAGE

    ----------------------------------------------------- ---------
    Accumulation Unit                                          4
    Annuitant                                                 14
    Annuity Start Date                                        14
    Cash Surrender Value                                      18
    Claim Date                                                35
    Contract Date                                             12
    Contract Owner                                            13
    Contract Value                                            17
    Contract Year                                             12
    Covered Fund                                               8
    Earnings Multiplier Benefit                               38
    Excluded Fund                                              8
    Free Withdrawal Amount                                    10
    Max 7 Enhanced Death Benefit                              38
    Net Investment Factor                                      4
    Net Rate of Return                                         5
    Quarterly Ratchet Enhanced Death Benefit                  37
    Restricted Fund                                            8
    Rider Date                                                19
    7% Solution Death Benefit Element                         36
    Special Fund                                               8
    Standard Death Benefit                                    36



The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS      CORRESPONDING TERM USED IN THE CONTRACT

    --------------------------------- ---------------------------------------
    Accumulation Unit Value           Index of Investment Experience
    Annuity Start Date                Annuity Commencement Date
    Contract Owner                    Owner or Certificate Owner
    Contract Value                    Accumulation Value
    Transfer Charge                   Excess Allocation Charge
    Fixed Interest Allocation         Fixed Allocation
    Free Look Period                  Right to Examine Period
    Guaranteed Interest Period        Guarantee Period
    Subaccount(s)                     Division(s)
    Net Investment Factor             Experience Factor
    Regular Withdrawals               Conventional Partial Withdrawals
    Withdrawals                       Partial Withdrawals

--------------------------------------------------------------------------------
 FEES  AND  EXPENSES
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES/1/

         Surrender Charge:

      COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8+
          SINCE PREMIUM PAYMENT

      SURRENDER CHARGE            8%   7%   6%   5%   4%   3%   2%   1%   0%

         Transfer Charge/2/.....................  $25 per transfer, if you make more than 12 transfers in a contract year

            1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

            2 We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE/3/.........  $30
       (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

            3 We deduct this charge on each contract anniversary and on surrender.


SEPARATE ACCOUNT ANNUAL CHARGES/4/

           ----------------------------------------------------------------------------------------
                                                                      ENHANCED DEATH BENEFITS
                                                        STANDARD      -----------------------
                                                         DEATH        QUARTERLY
                                                        BENEFIT        RATCHET          MAX 7
           ----------------------------------------------------------------------------------------
             Mortality & Expense Risk Charge/5/         1.25%            1.50%          1.70%
             Asset-Based Administrative Charge          0.15%            0.15%          0.15%
                 Total                                  1.40%            1.65%          1.85%
           ----------------------------------------------------------------------------------------

            4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

            5 Please see Appendix H for the mortality and expense risk charge applicable to Pre-2001 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE/6/

           ---------------------------- ------------------------
           As an Annual Charge          As a Quarterly Charge

           ---------------------------- ------------------------
           0.30% of contract value      0.075% of contract value
           ---------------------------- ------------------------

            6 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

OPTIONAL RIDER CHARGES/7/

       MINIMUM GUARANTEED INCOME BENEFIT RIDER:

           ------------ ----------------------------------- -----------------------------------
           MGIB Rate    As an Annual Charge                 As a Quarterly Charge
           ------------ ----------------------------------- -----------------------------------
           7%           0.75% of the MGIB Charge Base/8/    0.1875% of the MGIB Charge Base/8/
           ------------ ----------------------------------- -----------------------------------

       MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:

           ------------------------- -------------------------
           As an Annual Charge       As a Quarterly Charge
           ------------------------- -------------------------
           0.35% of contract value   0.0875% of contract value
           ------------------------- -------------------------

            7 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

            8 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ---------------------------------------------------------------------------- ------------------ -----------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES/9/                                  MINIMUM           MAXIMUM
     ---------------------------------------------------------------------------- ------------------ -----------------
     (expenses that are deducted from Trust or Fund assets, including
     management fees, distribution and/or service (12b-1) fees/10/, and other           0.53%             2.13%
     expenses):
     ---------------------------------------------------------------------------- ------------------ -----------------

         9 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.98%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

         10 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE/1/
The column labeled "Gross Expense Ratio" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Expense Ratio" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2003.

-------------------------------------------------------------------------------------------------------------------------
  FUND NAME                                                                         TOTAL FUND                NET FUND
                                                          DISTRIBUTION                ANNUAL                   ANNUAL
                                                             AND/OR                  EXPENSES      TOTAL      EXPENSES
                                              INVESTMENT    SERVICE                  WITHOUT      WAIVERS      AFTER
                                               ADVISORY     (12B-1)       OTHER     WAIVERS OR      OR       WAIVERS OR
                                                 FEES         FEE       EXPENSES    REDUCTIONS  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund
  (Series II)/5/                                  0.85%       0.25%        0.58%       1.68%        0.23%       1.45%
Colonial Small Cap Value Fund (Class B)           0.80%       0.25%        0.34%       1.39%        0.29%       1.10%
Fidelity(R)VIP Equity-Income Portfolio
  (Service
  Class 2)                                        0.48%       0.25%        0.10%       0.83%        0.00%       0.83%
Fidelity(R)VIP Growth Portfolio (Service
  Class 2)                                        0.58%       0.25%        0.10%       0.93%        0.00%       0.93%
ING AIM Mid-Cap Growth Portfolio (Service
  Class)                                          0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Alliance Mid-Cap Growth Portfolio
  (Service Class)                                 0.78%       0.25%        0.02%       1.05%        0.00%       1.05%
ING American Funds Growth Portfolio/2/            0.38%       0.75%        0.05%       1.18%        0.00%       1.18%
ING American Funds Growth-Income Portfolio/2/     0.34%       0.75%        0.04%       1.13%        0.00%       1.13%
ING American Funds International Portfolio/2/     0.57%       0.75%        0.09%       1.41%        0.00%       1.41%
ING Capital Guardian Large Cap Value
  Portfolio (Service Class)                       0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Capital Guardian Managed Global
  Portfolio (Service Class)                       1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Capital Guardian Small Cap Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Developing World Portfolio (Service
  Class)                                          1.50%       0.25%        0.01%       1.76%        0.00%       1.76%
ING Eagle Asset Value Equity Portfolio
  (Service Class)/3/                              0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING FMRSM Diversified Mid-Cap Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Goldman Sachs Internet TollkeeperSM
  Portfolio (Service Class)                       1.60%       0.25%        0.01%       1.86%        0.00%       1.86%
ING Hard Assets Portfolio (Service Class)         0.69%       0.25%        0.01%       0.94%        0.00%       0.94%
ING International Portfolio (Service Class)       1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Janus Growth and Income Portfolio
  (Service Class)/3/                              0.85%       0.25%        0.01%       1.11%        0.00%       1.11%
ING Janus Special Equity Portfolio (Service
  Class)                                          0.85%       0.25%        0.01%       1.11%        0.00%       1.11%
ING Jennison Equity Opportunities Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING JPMorgan Fleming International Portfolio
  (Service Class)                                 0.80%       0.25%        0.20%       1.25%        0.00%       1.25%
ING JPMorgan Small Cap Equity Portfolio
  (Service Class)/3/                              0.90%       0.25%        0.01%       1.16%        0.00%       1.16%
ING Julius Baer Foreign Portfolio (Service
  Class)                                          1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Limited Maturity Bond Portfolio (Service
  Class)                                          0.27%       0.25%        0.01%       0.53%        0.00%       0.53%
ING Liquid Assets Portfolio (Service Class)       0.27%       0.25%        0.01%       0.53%        0.00%       0.53%
ING Marsico Growth Portfolio (Service Class)      0.78%       0.25%        0.01%       1.04%        0.00%       1.04%
ING Mercury Focus Value Portfolio (Service
  Class)                                          0.80%       0.25%        0.01%       1.06%        0.00%       1.06%
ING Mercury Fundamental Growth Portfolio
  (Service Class)                                 0.80%       0.25%        0.01%       1.06%        0.00%       1.06%
ING MFS Mid-Cap Growth Portfolio (Service
  Class)                                          0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING MFS Research Portfolio (Service Class)/3/     0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING MFS Total Return Portfolio (Service
  Class)/3/                                       0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING PIMCO Core Bond Portfolio (Service Class)     0.66%       0.25%        0.02%       0.93%        0.00%       0.93%
ING Salomon Brothers Aggressive Growth
  Portfolio (Service Class)                       0.69%       0.25%        0.13%       1.07%        0.00%       1.07%
ING Salomon Brothers All Cap Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Salomon Brothers Investors Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING T. Rowe Price Capital Appreciation
  Portfolio (Service Class)                       0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING T. Rowe Price Equity Income Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING UBS U.S. Balanced Portfolio (Service
  Class)                                          0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Van Kampen Equity Growth Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Van Kampen Global Franchise Portfolio
  (Service Class)                                 1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Van Kampen Growth and Income Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Van Kampen Real Estate Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING VP Bond Portfolio (Class S)                   0.40%       0.25%        0.09%       0.74%        0.00%       0.74%
ING VP Growth Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.58%       1.58%        0.48%       1.10%
ING VP Index Plus LargeCap Portfolio (Class S)    0.35%       0.25%        0.11%       0.71%        0.00%       0.71%
ING VP MagnaCap Portfolio  (Service Class)        0.75%       0.25%        0.45%       1.45%        0.35%       1.10%
ING VP SmallCap Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.49%       1.49%        0.39%       1.10%
ING VP Worldwide Growth Portfolio/4/              1.00%       0.25%        0.82%       2.07%        0.84%       1.23%
INVESCO VIF-- Financial Services Fund             0.75%       0.00%        0.34%       1.09%        0.00%       1.09%
INVESCO VIF-- Health Sciences Fund                0.75%       0.00%        0.32%       1.07%        0.00%       1.07%
INVESCO VIF-- Leisure Fund                        0.75%       0.00%        3.21%       3.96%        0.00%       3.96%
INVESCO VIF-- Utilities Fund                      0.60%       0.00%        0.58%       1.18%        0.00%       1.18%
Jennison Portfolio (Class II)                     0.60%       0.25%        0.16%       1.01%        0.00%       1.01%
PIMCO High Yield Portfolio (Admin Class)/6/       0.25%       0.15%        0.36%       0.76%        0.01%       0.75%
PIMCO StocksPlus Growth and Income Portfolio
  (Admin Class)                                   0.40%       0.15%        0.11%       0.66%        0.00%       0.65%
Pioneer Fund VCT Portfolio (Class II)             0.65%       0.25%        0.16%       1.06%        0.00%       1.06%
Pioneer Mid Cap Value VCT Portfolio (Class II)    0.65%       0.25%        0.17%       1.07%        0.00%       1.07%
ProFund VP Bull                                   0.75%       0.25%        0.91%       1.91%        0.00%       1.91%
ProFund VP Europe 30/8/                           0.75%       0.25%        1.03%       2.03%        0.05%       1.98%
ProFund Rising Rates Opportunity/8/               0.75%       0.25%        1.13%       2.13%        0.15%       1.98%
ProFund VP Small-Cap                              0.75%       0.25%        0.97%       1.97%        0.00%       1.97%
SP Jennison International Growth Portfolio
  (Class II)                                      0.85%       0.25%        0.70%       1.80%        0.00%       1.80%


Footnotes to the "Fund Expense Table"

            1 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

            2 Because these portfolios are new, "Other Expenses", shown above, are estimated for the current fiscal year. This table reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund.

            3 A portion of the brokerage commissions that these portfolios pay is used to reduce each portfolio's expenses. Including these reductions, the "Total Fund Annual Expenses After Waivers or Reductions" for each portfolio for the year ended December 31, 2002 would have been 0.94% for Eagle Asset Value Equity, 1.08% for Janus Growth and Income, 1.13% for JPMorgan Fleming Small Cap Equity, 0.84% for MFS Research, 0.89% for MFS Total Return and 1.01% for Salomon Brothers All Cap. This arrangement may be discontinued at any time. DSI has voluntarily agreed to waive a portion of its management fee for the MFS Research and MFS Total Return portfolios. Including these waivers, the "Total Fund Annual Expenses After Waivers or Reductions" for each portfolio for the year ended December 31, 2002 would have been 0.90%. This arrangement may be discontinued by DSI at any time.

            4 ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. The expense limit will continue through at least December 31, 2003. The expense limit is contractual and shall renew automatically for one-year terms unless the adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term.

            5 The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I or Series II shares to the extent necessary to limit total annual fund operating expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the fund's distributor has agreed to reimburse Rule 12b-1 Plan fees to the extent necessary to limit Series II total annual fund operating expenses to 1.45%.

            6 "Other Expenses" reflects an administrative fee of 0.35%, and the class's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of Trustees' fees, 0.75% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            7 The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class I shares is less than the expense limitation of the Class I shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced.

            8 ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by Profund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

The Example reflects the maximum charges for February-2004 contract owners. If you elect different options or are not a February-2004 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   -----------------------------------------------------------------------------
    1) If you surrender your contract at the end of the applicable time period:
   -----------------------------------------------------------------------------
         1 year               3 years              5 years              10 years
         $1,330               $2,213               $3,077                $5,300
    2) If you annuitize at the end of the applicable time period:
         1 year               3 years              5 years              10 years
         $1,330               $2,213               $3,077                $5,300
    3) If you do not surrender your contract:
         1 year               3 years              5 years              10 years
          $530                $1,613               $2,677                $5,300
   ----- --------------------- -------------------- -------------------- -------


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
 CONDENSED  FINANCIAL  INFORMATION
--------------------------------------------------------------------------------


ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A -- Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.
The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B for the quarter ended September 30, 2003, and as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of Golden American for the quarter ended September 30, 2003, and as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
 ING  USA  ANNUITY  AND  LIFE  INSURANCE  COMPANY
--------------------------------------------------------------------------------


ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
 ING  USA  SEPARATE  ACCOUNT  B
--------------------------------------------------------------------------------


ING USA Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
 THE  TRUSTS  AND  FUNDS
--------------------------------------------------------------------------------


Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including ING USA. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by ING USA and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with ING USA and to certain qualified pension and retirement plans. The address of the ING Investors Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Partners, Inc. is a mutual fund whose shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts. The address of Portfolio Partners, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

ING Variable Insurance Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Insurance Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Variable Portfolios, Inc. is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Portfolios, Inc. is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Variable Products Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Products Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

INVESCO Variable Investment Funds, Inc. is a mutual fund whose shares are available to separate accounts of life insurance companies, including ING USA. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

The Liberty Variable Insurance Trust is a mutual fund whose shares are available only to separate accounts funding variable annuity and variable life insurance contracts offered by ING USA and other participating insurance companies. The address of Liberty Variable Insurance Trust is 600 Atlantic Avenue, Boston, MA 02210.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including ING USA, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pioneer Variable Contracts Trust is a mutual fund whose shares are available to separate accounts of life insurance companies, including ING USA. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

The ProFunds is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The Prudential Series Fund, Inc. is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including ING USA. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal. We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit. Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
 COVERED  FUNDS,  SPECIAL  FUNDS  AND  EXCLUDED  FUNDS
--------------------------------------------------------------------------------


For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

        1)   Covered Funds;

        2)   Special Funds; and

        3)   Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

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 CHARGES  AND  FEES
--------------------------------------------------------------------------------


We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8+
          SINCE PREMIUM PAYMENT

      SURRENDER CHARGE            8%   7%   6%   5%   4%   3%   2%   1%   0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

               ------------------------------ ---------------------------- -----------------------------
                                                   QUARTERLY RATCHET                  MAX 7
                         STANDARD                      ENHANCED                      ENHANCED
                       DEATH BENEFIT                 DEATH BENEFIT                DEATH BENEFIT
               --------------- -------------- -------------- ------------- -------------- --------------
                                  Annual                        Annual                       Annual
                                  Charge                        Charge                       Charge
                               Expressed as                   Expressed                   Expressed as
               Annual Charge    Daily Rate    Annual Charge    as Daily    Annual Charge   Daily Rate
                                                                 Rate
                   1.25%         0.003446%        1.50%       0.004141%        1.70%        0.004697%
               --------------- -------------- -------------- ------------- -------------- --------------

Please see Appendix G for a description of the mortality and expense risk charges for Pre-2001 contract owners. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

           ------------- --------------------------------- -------------------------------
           MGIB Rate     As an Annual Charge               As a Quarterly Charge
           ------------- --------------------------------- -------------------------------
           7%            0.75% of the MGIB Charge Base     0.1875% of the MGIB Charge Base
           ------------- --------------------------------- -------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of contract value. The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
 THE  ANNUITY  CONTRACT
--------------------------------------------------------------------------------


The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are six categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2001, Yr-2001, May-2002, Yr-2003, May-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066. The following is a general description of the categories:

       ---------------- --------------------------------------------------------
       PRE-2001:        a) all contracts purchased prior to January 2, 2001;
                        b) contracts purchased on or after January 2, 2001
                        which offer one death benefit option (as available in
                        the state of issue at the time of purchase).
       ---------------- --------------------------------------------------------
       YR-2001:         Contracts purchased on or after January 1, 2001, which
                        offer five death benefit options, including the Annual
                        Ratchet Enhanced Death Benefit to age 90, offer an
                        earnings multiplier benefit option and optional benefit
                        riders and under which the determination of benefits
                        when there are allocations to Special Funds is based on
                        the better of the original Yr-2001 benefit calculation
                        and the Special Funds "floor" (as available in the state
                        of issue at the time of purchase).
       ---------------- --------------------------------------------------------
       MAY-2002:        Contracts purchased on or after May 1, 2002, which offer
                        five death benefit options, including the Annual Ratchet
                        Enhanced Death Benefit to age 90, offer an earnings
                        multiplier benefit option and optional benefit riders,
                        and under which the determination of benefits when there
                        are allocations to Special Funds is the same as the
                        Special Funds "floor," but all withdrawals are pro-rata
                        (as available in the state of issue at the time of
                        purchase).
       ---------------- --------------------------------------------------------
       YR-2003:         Contracts purchased on or after February 4, 2003 which
                        have the same death benefits and living benefits as
                        May-2002 Contracts, but have a different calculation of
                        the Minimum Guaranteed Income Benefit and higher charges
                        for all three living benefit optional riders.
       ---------------- --------------------------------------------------------
       MAY-2003:        Contracts purchased on or after May 1, 2003 which are
                        the same as Yr-2003, but do not offer
                        the Deferred Ratchet Enhanced Death Benefit.
       ---------------- --------------------------------------------------------
       YR-2004:         Contracts purchased on or after February X, 2004 which
                        offer the Quarterly Ratchet Death Benefit, do not offer
                        the 7% Solution Death Benefit, do not offer the Minimum
                        Guaranteed Accumulation Benefit and offer a Minimum
                        Guaranteed Withdrawal Benefit with reset and step-up
                        benefit options.
       ---------------- --------------------------------------------------------

A description of benefits and charges for Pre-2001, Yr-2001, May-2002, Yr-2003 and May-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus. You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS. We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions. Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance. If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

        1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

        2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount). On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts. We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges. The following describes the optional riders for Contracts in the Yr-2004 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066. RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

     o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

     o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB. The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

       For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

       For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate. For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

        1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

        3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base. The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

        (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a)  is the MGIB Rollup Base for Covered Funds;

               (b)  is the MGIB Rollup Base for Special Funds;

               (c)  is the MGIB Rollup Base for Excluded Funds; and

        (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

               (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

               (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

        1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup
             Benefit Base and the MGIB Ratchet Benefit Base.

             (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where: (a) is the MGIB Rollup Base for Covered Funds; (b) is the MGIB Rollup Base for Special Funds; (c) is the contract value allocated to Excluded Funds; and

             (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a) is the MGIB Ratchet Base for Covered and Special Funds;
                      and

                  (b) is the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum
             MGIB Base is not allocated by Fund category and credits.

             A)   CALCULATION OF MGIB ROLLUP BENEFIT BASE
                  THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

                  Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base. The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds. Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

             B)   CALCULATION OF MGIB RATCHET BENEFIT BASE

                  The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

                  o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                      1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and
                      2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

             The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds. Effect of Transfers on MGIB Ratchet Base:

             Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds. Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

             A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

        2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

        a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain; b) Income for a 20-30 year period certain; c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%. Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values. PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

          1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

          2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred. YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW). The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          1)   your contract value is greater than zero;

          2)   your MGWB Withdrawal Account is greater than zero;

          3)   you have not reached your latest allowable annuity start date;

          4)   you have not elected to annuitize your Contract; and

          5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

          1)   your MGWB Withdrawal Account is greater than zero;

          2)   you have not reached your latest allowable annuity start date;

          3)   you have not elected to annuitize your Contract; and

          4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death. On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contact anniversaries only.

     STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

          1)   we reserve the right to increase the charge for the MGWB Rider;

          2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under this rider.

     DEATH OF OWNER

         BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing reset option.

         DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
 WITHDRAWALS
--------------------------------------------------------------------------------


Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made. If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders." We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

           ------------------- --------------------------------------
                                        MAXIMUM PERCENTAGE
                                           OF PREMIUMS
            FREQUENCY                NOT PREVIOUSLY WITHDRAWN
           ------------------- --------------------------------------
            Monthly                            0.833%
            Quarterly                          2.50%
            Annually                          10.00%
           ------------------- --------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time. You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law. You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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 TRANSFERS  AMONG  YOUR  INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders." The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Limited Maturity Bond subaccount or the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

        o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

        o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

        o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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 DEATH  BENEFIT  CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN THE YR-2004 CATEGORY. FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit. ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

          1)   the contract value; or

          2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

          1)   the Base Death Benefit; and

          2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers. The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

          o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

          o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period. The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

          1) the current contract value in Covered Funds (after deductions occurring as of that date); and

          2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

          1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

          2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

          1)   the Standard Death Benefit; and

          2)   the lesser of:

               a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

               b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

       For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

       For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

 The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis. Note:
In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states. EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date." If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge. The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply: If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes. At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge. If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death." If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made. If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code. If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary. If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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 THE  ANNUITY  OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met. You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20. For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate. Our approval is needed for any option where:

          1) The person named to receive payment is other than the contract owner or beneficiary;

          2)   The person named is not a natural person, such as a corporation;
               or

          3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later. If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

          1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

          2) For Option 3, no amounts are payable after both named persons have died.

          3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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 OTHER  CONTRACT  PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 9.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc. We may also make additional payments to broker/dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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 OTHER  INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so. We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract. Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of ING USA.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the unaudited financial statements of Golden American for the quarter ended September 30, 2003, and the unaudited statement of assets and liabilities of Separate Account B for the quarter ended September 30, 2003 and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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 FEDERAL  TAX  CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS. This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below. The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          o    made on or after the taxpayer reaches age 59 1/2;

          o    made on or after the death of a contract owner;

          o    attributable to the taxpayer's becoming disabled; or

          o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

         DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or o Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death. If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

         DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

          o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

          o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

         TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

         Any outstanding loan balance impacts the following:

        1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

        2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

        3)   Riders:

             a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

             b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

             c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

         TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

        o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
             (IRA) in accordance with the Tax Code; or

        o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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 STATEMENT  OF  ADDITIONAL  INFORMATION
--------------------------------------------------------------------------------


     TABLE OF CONTENTS

     Item
     Introduction
     Description of ING USA Annuity and Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B



PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

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                           NAME

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                           SOCIAL SECURITY NUMBER

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                           CITY, STATE, ZIP

ES II - ######                                                        02/XX/2004
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 APPENDIX  A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.34     $10.99
      Number of Accumulation Units
         Outstanding at End of Period       218,094     16,786

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.59     $10.00 (12)
      AUV at End of Period                    $7.83      $9.59
      Number of Accumulation Units
         Outstanding at End of Period       478,395

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.37      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       523,176

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01     $10.00 (1)
      AUV at End of Period                    $9.91     $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     2,906,118  3,787,157  4,824,609  2,450,796  1,105,850    554,068    231,567     47,478

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.64     $17.21     $21.06     $17.01     $15.41     $12.49     $10.00 (3)
      AUV at End of Period                   $10.10     $14.64     $17.21     $21.06     $17.01     $15.41     $12.49
      Number of Accumulation Units
         Outstanding at End of Period     5,368,761  6,450,280  6,881,891  5,870,533  3,297,314    438,636     38,037

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $10.02     $10.55     $10.00 (7)
      AUV at End of Period                    $7.53     $10.02     $10.55
      Number of Accumulation Units
         Outstanding at End of Period     4,513,818  3,900,663  2,138,069

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53      $9.28 (1)
      AUV at End of Period                   $13.80     $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53
      Number of Accumulation Units
         Outstanding at End of Period     1,965,665  1,757,559  1,348,844    676,402    610,300    443,665    231,774

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00     $10.00 (2)
      AUV at End of Period                   $13.14     $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     5,592,680  7,129,680  6,884,892  5,053,919  2,476,498    559,014    227,347         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.08      $7.58     $11.61      $7.28     $10.00 (6)
      AUV at End of Period                    $6.23      $7.08      $7.58     $11.61      $7.28
      Number of Accumulation Units
         Outstanding at End of Period     1,922,891  2,270,962  2,014,772  2,133,907    417,221

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36     $12.41 (1)
      AUV at End of Period                   $15.00     $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36
      Number of Accumulation Units
         Outstanding at End of Period     2,314,069  2,404,425  2,586,368  1,825,971  1,415,540    469,649    249,994     23,394

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.09      $9.88     $10.00 (9)
      AUV at End of Period                    $7.23      $9.09      $9.88
      Number of Accumulation Units
         Outstanding at End of Period     1,436,694    685,331    290,230

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.62     $10.00 (10)
      AUV at End of Period                    $4.65      $7.62
      Number of Accumulation Units
         Outstanding at End of Period       387,487     47,818

   ING HARD ASSETS
      AUV at Beginning of Period             $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96     $14.71 (1)
      AUV at End of Period                   $14.05     $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96
      Number of Accumulation Units
         Outstanding at End of Period       575,255    295,871    309,819    355,052    258,034     90,379     43,232      2,847

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.66     $11.37     $15.57     $10.29      $9.90     $10.28 (5)
      AUV at End of Period                    $7.16      $8.66     $11.37     $15.57     $10.29      $9.90
      Number of Accumulation Units
         Outstanding at End of Period     4,449,069  5,060,321  5,535,477  4,666,041  2,422,075     90,783

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.87      $9.94     $10.00 (9)
      AUV at End of Period                    $7.05      $8.87      $9.94
      Number of Accumulation Units
         Outstanding at End of Period     1,676,922  1,073,857    274,785

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.32      $8.89     $10.00 (9)
      AUV at End of Period                    $6.08      $8.32      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       464,523    368,091    121,670

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63     $14.23 (1)
      AUV at End of Period                   $15.06     $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63
      Number of Accumulation Units
         Outstanding at End of Period     2,929,610  3,606,212  3,626,696  2,412,721  1,342,756    312,229    174,592     16,369

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        72,898

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.85
      Number of Accumulation Units
         Outstanding at End of Period       169,670

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71     $14.35 (1)
      AUV at End of Period                   $20.16     $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71
      Number of Accumulation Units
         Outstanding at End of Period     6,261,694  4,325,602  3,621,501  2,938,050  1,557,946    133,461     46,293     11,834

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89     $12.76 (1)
      AUV at End of Period                   $15.84     $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89
      Number of Accumulation Units
         Outstanding at End of Period    12,089,343 14,053,316 14,214,982 13,701,796  3,587,644    353,076     84,960     62,084

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.14     $22.02     $28.62     $16.29     $13.03     $11.42     $10.00 (4)
      AUV at End of Period                   $10.52     $15.14     $22.02     $28.62     $16.29     $13.03     $11.42
      Number of Accumulation Units
         Outstanding at End of Period    12,372,395 16,739,731 18,211,995 14,289,972  3,293,705    343,006

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.37
      Number of Accumulation Units
         Outstanding at End of Period        93,268

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        44,773

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21     $12.95 (3)
      AUV at End of Period                   $16.05     $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21
      Number of Accumulation Units
         Outstanding at End of Period     5,485,147  6,612,249  7,313,425  4,873,150  1,905,009    177,125     28,223

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10     $12.25 (4)
      AUV at End of Period                   $15.14     $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10
      Number of Accumulation Units
         Outstanding at End of Period     5,913,309  7,316,946  8,149,686  6,431,949  3,902,975    268,126

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05     $11.41 (4)
      AUV at End of Period                   $19.23     $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05
      Number of Accumulation Units
         Outstanding at End of Period     9,138,045  9,253,396  9,222,565  8,274,090  3,982,961    286,032

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55     $11.20 (6)
      AUV at End of Period                   $12.71     $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55
      Number of Accumulation Units
         Outstanding at End of Period     4,410,375  1,669,195  1,224,547    753,003    396,067     10,655

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.65     $11.59     $10.00 (7)
      AUV at End of Period                    $8.55     $11.65     $11.59
      Number of Accumulation Units
         Outstanding at End of Period     3,519,150  4,280,223  2,182,516

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.63     $11.26     $10.00 (7)
      AUV at End of Period                    $8.07     $10.63     $11.26
      Number of Accumulation Units
         Outstanding at End of Period     1,177,892    952,473    539,461

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07     $14.62 (1)
      AUV at End of Period                   $27.96     $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07
      Number of Accumulation Units
         Outstanding at End of Period     5,326,019  4,592,780  3,264,322  2,546,589  1,628,158    414,805    173,475     13,988

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55     $15.94 (1)
      AUV at End of Period                   $20.45     $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55
      Number of Accumulation Units
         Outstanding at End of Period     2,796,774  3,366,042  2,309,478  2,014,454    800,490    255,396    150,732     21,073

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.82
      Number of Accumulation Units
         Outstanding at End of Period       124,181

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.85
      Number of Accumulation Units
         Outstanding at End of Period       220,958

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19     $12.12 (1)
      AUV at End of Period                   $18.19     $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     6,183,621  7,290,571  8,035,274  7,496,161  4,591,471    853,473    355,191     36,100

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78     $14.91 (1)
      AUV at End of Period                   $28.06     $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78
      Number of Accumulation Units
         Outstanding at End of Period     1,167,176    887,731  1,006,919    534,577    436,867    135,993     42,710      2,910

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.64
      Number of Accumulation Units
         Outstanding at End of Period       719,279

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.79     $10.00 (10)
      AUV at End of Period                    $5.26      $7.79
      Number of Accumulation Units
         Outstanding at End of Period       143,307     82,839

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.35     $10.00 (10)
      AUV at End of Period                    $7.10      $9.35
      Number of Accumulation Units
         Outstanding at End of Period       211,733     38,846

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.33     $10.00 (10)
      AUV at End of Period                    $4.62      $8.33
      Number of Accumulation Units
         Outstanding at End of Period       774,557    180,638

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.02      $8.75     $10.00 (8)
      AUV at End of Period                    $5.21      $7.02      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       467,247    306,137    110,552

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.27     $10.00 (11)
      AUV at End of Period                    $7.65     $10.27
      Number of Accumulation Units
         Outstanding at End of Period       351,424     20,414

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.44
      Number of Accumulation Units
         Outstanding at End of Period        69,607

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.37     $10.00 (11)
      AUV at End of Period                    $7.86      $9.37
      Number of Accumulation Units
         Outstanding at End of Period       584,090     28,966

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.11     $10.00 (11)
      AUV at End of Period                    $6.37      $8.11
      Number of Accumulation Units
         Outstanding at End of Period       127,144      5,341

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.30      $7.85     $10.00 (11)
      AUV at End of Period                    $4.27      $6.30      $7.85
      Number of Accumulation Units
         Outstanding at End of Period     1,009,408  1,264,693    194,916

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.10     $10.01     $10.24     $10.08     $10.00 (6)
      AUV at End of Period                    $9.84     $10.10     $10.01     $10.24     $10.08
      Number of Accumulation Units
         Outstanding at End of Period     6,193,058  5,836,177  5,140,416  5,053,972  1,630,971

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.23     $11.72     $13.13     $11.11     $10.00 (6)
      AUV at End of Period                    $8.05     $10.23     $11.72     $13.13     $11.11
      Number of Accumulation Units
         Outstanding at End of Period     4,911,149  5,825,877  6,006,923  4,797,771  1,527,698

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.39     $10.00 (11)
      AUV at End of Period                    $7.47      $9.39
      Number of Accumulation Units
         Outstanding at End of Period       291,461     27,047

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.72     $10.00 (11)
      AUV at End of Period                    $9.36     $10.72
      Number of Accumulation Units
         Outstanding at End of Period       983,243    170,276

   PROFUND VP BULL
      AUV at Beginning of Period              $8.90     $10.00 (10)
      AUV at End of Period                    $6.67      $8.90
      Number of Accumulation Units
         Outstanding at End of Period     1,231,933    805,047

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.27     $10.00 (10)
      AUV at End of Period                    $6.05      $8.27
      Number of Accumulation Units
         Outstanding at End of Period       257,910      8,429

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.43     $10.00 (10)
      AUV at End of Period                    $7.21      $9.43
      Number of Accumulation Units
         Outstanding at End of Period     1,755,934  1,134,989

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.41      $8.56     $10.00 (9)
      AUV at End of Period                    $4.12      $5.41      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       535,933    294,591     65,551

   FOOTNOTES
   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.34       $10.99
      Number of Accumulation Units
         Outstanding at End of Period      226,140       23,503

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.59       $10.00 (7)
      AUV at End of Period                   $7.83        $9.59
      Number of Accumulation Units
         Outstanding at End of Period      321,872

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.27       $10.00 (7)
      AUV at End of Period                   $6.37        $9.27
      Number of Accumulation Units
         Outstanding at End of Period      534,217

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.83       $10.78      $10.52
      AUV at End of Period                   $8.14        $9.83      $10.78
      Number of Accumulation Units
         Outstanding at End of Period       41,973       72,907      70,287

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.20       $11.41      $11.52
      AUV at End of Period                   $6.56        $9.20      $11.41
      Number of Accumulation Units
         Outstanding at End of Period       41,998       41,998      46,533

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.39       $10.98      $10.27
      AUV at End of Period                   $7.55       $10.39      $10.98
      Number of Accumulation Units
         Outstanding at End of Period        6,936        7,205       4,780

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.69       $11.04       $9.95
      AUV at End of Period                  $12.72       $11.69      $11.04
      Number of Accumulation Units
         Outstanding at End of Period        2,440        2,442       2,299

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $13.12       $13.34      $15.07
      AUV at End of Period                   $8.67       $13.12      $13.34
      Number of Accumulation Units
         Outstanding at End of Period        1,319        1,322       1,108

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.64       $18.85      $21.70 (1)
      AUV at End of Period                   $9.86       $14.64      $18.85
      Number of Accumulation Units
         Outstanding at End of Period    1,870,966    2,160,544   1,797,957

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.59       $17.17      $20.13 (1)
      AUV at End of Period                  $10.06       $14.59      $17.17
      Number of Accumulation Units
         Outstanding at End of Period    1,918,853    1,780,512   1,239,023

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period            $10.01       $10.54      $10.00 (1)
      AUV at End of Period                   $7.52       $10.01      $10.54
      Number of Accumulation Units
         Outstanding at End of Period    6,465,372    4,561,875   1,537,946

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.43       $20.08      $22.29 (1)
      AUV at End of Period                  $13.71       $17.43      $20.08
      Number of Accumulation Units
         Outstanding at End of Period    2,246,289    1,775,926     965,140

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.82       $18.35      $23.69 (1)
      AUV at End of Period                  $13.09       $17.82      $18.35
      Number of Accumulation Units
         Outstanding at End of Period    2,986,430    2,714,045   1,586,595

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.07        $7.57      $11.66 (1)
      AUV at End of Period                   $6.22        $7.07       $7.57
      Number of Accumulation Units
         Outstanding at End of Period    1,365,017    1,495,431     760,058

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $18.25       $19.38      $17.48 (1)
      AUV at End of Period                  $14.92       $18.25      $19.38
      Number of Accumulation Units
         Outstanding at End of Period    1,201,589      833,753     472,034

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.09        $9.88      $10.00 (3)
      AUV at End of Period                   $7.22        $9.09       $9.88
      Number of Accumulation Units
         Outstanding at End of Period    1,947,601      959,092     131,431

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.07
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.61       $10.00 (4)
      AUV at End of Period                   $4.64        $7.61
      Number of Accumulation Units
         Outstanding at End of Period      519,244       89,535

   ING HARD ASSETS
      AUV at Beginning of Period            $14.03       $16.20      $16.12 (1)
      AUV at End of Period                  $13.94       $14.03      $16.20
      Number of Accumulation Units
         Outstanding at End of Period      436,185      144,214      57,353

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.70       $11.43      $15.02 (6)
      AUV at End of Period                   $7.19        $8.70      $11.43
      Number of Accumulation Units
         Outstanding at End of Period    1,834,152    1,624,384   1,257,278

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.87        $9.94      $10.00 (3)
      AUV at End of Period                   $7.04        $8.87       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    2,831,575    1,698,201     170,460

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.32        $8.89      $10.00 (3)
      AUV at End of Period                   $6.07        $8.32       $8.89
      Number of Accumulation Units
         Outstanding at End of Period      610,059      538,057      76,347

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.46       $25.03      $29.44 (1)
      AUV at End of Period                  $14.96       $21.46      $25.03
      Number of Accumulation Units
         Outstanding at End of Period    1,951,375    1,862,499   1,210,622

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.22
      Number of Accumulation Units
         Outstanding at End of Period      106,211

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.84
      Number of Accumulation Units
         Outstanding at End of Period      209,858

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.88       $17.60      $16.56 (1)
      AUV at End of Period                  $19.95       $18.88      $17.60
      Number of Accumulation Units
         Outstanding at End of Period    3,840,533    2,416,706     849,473

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.67       $15.31      $14.70 (1)
      AUV at End of Period                  $15.66       $15.67      $15.31
      Number of Accumulation Units
         Outstanding at End of Period   10,877,063   12,017,917   7,270,477

   ING MARSICO GROWTH
      AUV at Beginning of Period            $15.10       $21.96      $29.12 (1)
      AUV at End of Period                  $10.48       $15.10      $21.96
      Number of Accumulation Units
         Outstanding at End of Period    5,599,657    6,476,226   4,730,311

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.37
      Number of Accumulation Units
         Outstanding at End of Period       91,571

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.97
      Number of Accumulation Units
         Outstanding at End of Period       27,664

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.73       $42.16      $38.56 (1)
      AUV at End of Period                  $16.01       $31.73      $42.16
      Number of Accumulation Units
         Outstanding at End of Period    3,084,372    3,144,090   1,992,588

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.35       $26.30      $26.94 (1)
      AUV at End of Period                  $15.07       $20.35      $26.30
      Number of Accumulation Units
         Outstanding at End of Period    2,475,752    2,427,133   1,500,906

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.47       $20.68      $17.46 (1)
      AUV at End of Period                  $19.15       $20.47      $20.68
      Number of Accumulation Units
         Outstanding at End of Period    4,962,123    3,612,214   1,350,560

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.81       $11.70      $11.44 (1)
      AUV at End of Period                  $12.65       $11.81      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    4,516,490    1,400,922     381,139

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.64       $11.59      $10.00 (1)
      AUV at End of Period                   $8.54       $11.64      $11.59
      Number of Accumulation Units
         Outstanding at End of Period    4,205,151    3,977,598   1,200,520

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.62       $11.26      $10.00 (1)
      AUV at End of Period                   $8.06       $10.62      $11.26
      Number of Accumulation Units
         Outstanding at End of Period    1,674,081    1,224,296     313,828

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.99       $25.84      $20.89 (1)
      AUV at End of Period                  $27.72       $27.99      $25.84
      Number of Accumulation Units
         Outstanding at End of Period    4,380,117    2,279,908     507,008

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.71       $23.74      $20.18 (1)
      AUV at End of Period                  $20.28       $23.71      $23.74
      Number of Accumulation Units
         Outstanding at End of Period    2,137,260    1,599,946     470,889

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period      115,969

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.84
      Number of Accumulation Units
         Outstanding at End of Period      255,324

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.53       $24.81      $25.53 (1)
      AUV at End of Period                  $18.08       $21.53      $24.81
      Number of Accumulation Units
         Outstanding at End of Period    1,951,607    1,737,220   1,073,372

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $28.18       $26.44      $20.64 (1)
      AUV at End of Period                  $27.82       $28.18      $26.44
      Number of Accumulation Units
         Outstanding at End of Period      947,489      414,152     211,380

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.64
      Number of Accumulation Units
         Outstanding at End of Period      665,314

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.79       $10.00 (4)
      AUV at End of Period                   $5.26        $7.79
      Number of Accumulation Units
         Outstanding at End of Period      297,927       83,427

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.35       $10.00 (4)
      AUV at End of Period                   $7.10        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      307,643       91,138

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.33       $10.00 (4)
      AUV at End of Period                   $4.62        $8.33
      Number of Accumulation Units
         Outstanding at End of Period    1,042,746      268,186

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $7.02        $8.75      $10.00 (2)
      AUV at End of Period                   $5.20        $7.02       $8.75
      Number of Accumulation Units
         Outstanding at End of Period      859,281      479,640     169,871

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.27       $10.00 (5)
      AUV at End of Period                   $7.65       $10.27
      Number of Accumulation Units
         Outstanding at End of Period      481,392       38,465

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.44
      Number of Accumulation Units
         Outstanding at End of Period      132,021

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.36       $10.00 (5)
      AUV at End of Period                   $7.85        $9.36
      Number of Accumulation Units
         Outstanding at End of Period      491,869       37,443

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.11       $10.00 (5)
      AUV at End of Period                   $6.37        $8.11
      Number of Accumulation Units
         Outstanding at End of Period      152,798        8,161

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.29        $7.84      $10.00 (2)
      AUV at End of Period                   $4.27        $6.29       $7.84
      Number of Accumulation Units
         Outstanding at End of Period    1,366,874    1,272,891     242,694

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.08       $10.00      $10.16 (1)
      AUV at End of Period                   $9.82       $10.08      $10.00
      Number of Accumulation Units
         Outstanding at End of Period    3,925,319    2,641,283     908,512

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.21       $11.70      $12.52 (1)
      AUV at End of Period                   $8.03       $10.21      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    2,241,996    2,222,192   1,178,840

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.38       $10.00 (5)
      AUV at End of Period                   $7.47        $9.38
      Number of Accumulation Units
         Outstanding at End of Period      295,688        5,663

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.36       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      728,410       98,183

   PROFUND VP BULL
      AUV at Beginning of Period             $8.89       $10.00 (4)
      AUV at End of Period                   $6.66        $8.89
      Number of Accumulation Units
         Outstanding at End of Period    1,271,888      267,236

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.26       $10.00 (4)
      AUV at End of Period                   $6.05        $8.26
      Number of Accumulation Units
         Outstanding at End of Period    1,365,500      568,994

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.43       $10.00 (4)
      AUV at End of Period                   $7.21        $9.43
      Number of Accumulation Units
         Outstanding at End of Period    1,133,339      403,215

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.41        $8.56      $10.00 (3)
      AUV at End of Period                   $4.11        $5.41       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      519,700      385,101      44,024

   FOOTNOTES
   (1)  Fund First Available during October 1993
   (2)  Fund First Available during January 1995
   (3)  Fund First Available during October 1995
   (4)  Fund First Available during January 1996
   (5)  Fund First Available during September 1996
   (6)  Fund First Available during February 1997
   (7)  Fund First Available during May 1998
   (8)  Fund First Available during October 2000
   (9)  Fund First Available during May 2001

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.33     $10.99
      Number of Accumulation Units
         Outstanding at End of Period        43,074     77,645

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.58     $10.00 (12)
      AUV at End of Period                    $7.82      $9.58
      Number of Accumulation Units
         Outstanding at End of Period       185,665

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.36      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       219,815

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01     $10.00 (1)
      AUV at End of Period                    $9.80     $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     1,999,023  2,640,192  3,565,531  2,655,079  1,731,615  1,361,070    968,694    152,633

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.51     $17.09     $20.94     $16.94     $15.36     $12.47     $10.00 (3)
      AUV at End of Period                    $9.99     $14.51     $17.09     $20.94     $16.94     $15.36     $12.47
      Number of Accumulation Units
         Outstanding at End of Period     4,478,810  5,716,524  6,622,519  6,210,698  3,474,460  1,288,333    173,758

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.99     $10.53     $10.00 (7)
      AUV at End of Period                    $7.50      $9.99     $10.53
      Number of Accumulation Units
         Outstanding at End of Period     2,128,387  1,783,085    770,213

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49      $9.24 (1)
      AUV at End of Period                   $13.59     $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49
      Number of Accumulation Units
         Outstanding at End of Period     2,796,757  3,208,566  3,496,637  3,306,922  3,354,682  2,721,529  1,375,023

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00     $10.00 (2)
      AUV at End of Period                   $13.00     $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     4,048,976  4,908,965  5,436,275  4,514,345  3,086,639  2,049,765  1,316,663         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.04      $7.55     $11.58      $7.27     $10.00 (6)
      AUV at End of Period                    $6.19      $7.04      $7.55     $11.58      $7.27
      Number of Accumulation Units
         Outstanding at End of Period     1,372,717  1,610,890    991,863    926,115     82,414

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34     $12.40 (1)
      AUV at End of Period                   $14.82     $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34
      Number of Accumulation Units
         Outstanding at End of Period     2,133,007  2,428,124  2,589,777  2,709,066  2,736,311  1,793,172  1,052,064    179,453

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.08      $9.87     $10.00 (9)
      AUV at End of Period                    $7.21      $9.08      $9.87
      Number of Accumulation Units
         Outstanding at End of Period       504,098    261,790    185,852

   ING GET FUND -- SERIES T
      AUV at Beginning of Period             $10.00 (13)
      AUV at End of Period                   $10.07
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period             $10.00 (14)
      AUV at End of Period                   $10.00
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.61     $10.00 (10)
      AUV at End of Period                    $4.64      $7.61
      Number of Accumulation Units
         Outstanding at End of Period       109,776     36,477

   ING HARD ASSETS
      AUV at Beginning of Period             $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80     $14.57 (1)
      AUV at End of Period                   $13.76     $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80
      Number of Accumulation Units
         Outstanding at End of Period       561,649    458,820    598,435    696,930    609,087    637,191    341,711     26,605

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.65     $11.37     $15.59     $10.32      $9.95     $10.34     $10.00 (5)
      AUV at End of Period                    $7.14      $8.65     $11.37     $15.59     $10.32      $9.95     $10.34
      Number of Accumulation Units
         Outstanding at End of Period     1,745,092  2,043,470  2,474,741  1,959,321    680,861     36,098

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.86      $9.94     $10.00 (9)
      AUV at End of Period                    $7.03      $8.86      $9.94
      Number of Accumulation Units
         Outstanding at End of Period       719,851    470,484     88,531

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.31      $8.89     $10.00 (9)
      AUV at End of Period                    $6.06      $8.31      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       162,394    158,129     85,716

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55     $14.16 (1)
      AUV at End of Period                   $14.82     $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55
      Number of Accumulation Units
         Outstanding at End of Period     2,915,036  3,688,603  4,174,489  3,839,680  2,787,732  1,772,316  1,106,359    326,610

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        33,208

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.84
      Number of Accumulation Units
         Outstanding at End of Period        31,084

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56     $14.20 (1)
      AUV at End of Period                   $19.73     $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56
      Number of Accumulation Units
         Outstanding at End of Period     3,063,486  2,547,141  1,769,356  1,835,681  1,121,401    462,583    349,417    136,553

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76     $12.63 (1)
      AUV at End of Period                   $15.51     $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76
      Number of Accumulation Units
         Outstanding at End of Period     5,577,967  7,210,822  5,535,947  7,668,618  2,964,038  1,132,057    383,231     93,239

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.01     $21.86     $28.46     $16.22     $12.99     $11.40     $10.00 (4)
      AUV at End of Period                   $10.41     $15.01     $21.86     $28.46     $16.22     $12.99     $11.40
      Number of Accumulation Units
         Outstanding at End of Period     8,151,064 11,192,041 13,563,138 11,168,535  2,452,150    763,169

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.36
      Number of Accumulation Units
         Outstanding at End of Period        69,302

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        18,057

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19     $12.93 (3)
      AUV at End of Period                   $15.88     $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     3,781,798  4,965,396  5,926,553  3,717,261  1,527,665    518,640     56,163

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07     $12.23 (4)
      AUV at End of Period                   $14.95     $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07
      Number of Accumulation Units
         Outstanding at End of Period     4,975,285  6,799,019  7,760,199  7,240,462  3,875,695    816,216

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03     $11.39 (4)
      AUV at End of Period                   $18.99     $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03
      Number of Accumulation Units
         Outstanding at End of Period     5,740,870  6,331,856  6,431,976  6,739,205  3,973,034    746,754

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53     $11.18 (6)
      AUV at End of Period                   $12.55     $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53
      Number of Accumulation Units
         Outstanding at End of Period     2,142,595    813,599    490,810    382,608    119,924        310

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.62     $11.58     $10.00 (7)
      AUV at End of Period                    $8.51     $11.62     $11.58
      Number of Accumulation Units
         Outstanding at End of Period     1,646,987  2,043,716  1,155,496

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.60     $11.25     $10.00 (7)
      AUV at End of Period                    $8.04     $10.60     $11.25
      Number of Accumulation Units
         Outstanding at End of Period       590,391    533,884    198,869

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91     $14.47 (1)
      AUV at End of Period                   $27.37     $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91
      Number of Accumulation Units
         Outstanding at End of Period     4,093,955  3,679,280  3,165,782  3,304,307  2,780,652  1,766,390    952,517    184,364

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38     $15.78 (1)
      AUV at End of Period                   $20.03     $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38
      Number of Accumulation Units
         Outstanding at End of Period     2,226,227  2,377,259  2,237,388  2,523,887  1,980,778  1,485,966  1,117,238    370,515

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.81
      Number of Accumulation Units
         Outstanding at End of Period        36,457

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.84
      Number of Accumulation Units
         Outstanding at End of Period       135,600

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15     $12.09 (1)
      AUV at End of Period                   $17.94     $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15
      Number of Accumulation Units
         Outstanding at End of Period     6,933,409  8,520,621  9,797,232 10,160,317  7,386,288  3,706,709  1,663,079    300,820

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61     $14.76 (1)
      AUV at End of Period                   $27.47     $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61
      Number of Accumulation Units
         Outstanding at End of Period       784,789    715,123    738,551    742,364    914,501    897,320    384,928     61,143

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.63
      Number of Accumulation Units
         Outstanding at End of Period       290,354

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.78     $10.00 (10)
      AUV at End of Period                    $5.25      $7.78
      Number of Accumulation Units
         Outstanding at End of Period       134,512     19,161

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.34     $10.00 (10)
      AUV at End of Period                    $7.08      $9.34
      Number of Accumulation Units
         Outstanding at End of Period        20,062      7,517

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.32     $10.00 (10)
      AUV at End of Period                    $4.61      $8.32
      Number of Accumulation Units
         Outstanding at End of Period       139,362     61,322

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.01      $8.75     $10.00 (8)
      AUV at End of Period                    $5.19      $7.01      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       142,058    112,981     21,575

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.26     $10.00 (11)
      AUV at End of Period                    $7.63     $10.26
      Number of Accumulation Units
         Outstanding at End of Period       166,543    110,902

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.43
      Number of Accumulation Units
         Outstanding at End of Period        28,020

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.36     $10.00 (11)
      AUV at End of Period                    $7.84      $9.36
      Number of Accumulation Units
         Outstanding at End of Period       117,512     23,862

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.10     $10.00 (11)
      AUV at End of Period                    $6.36      $8.10
      Number of Accumulation Units
         Outstanding at End of Period        86,525     18,795

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.28      $7.84     $10.00 (11)
      AUV at End of Period                    $4.26      $6.28      $7.84
      Number of Accumulation Units
         Outstanding at End of Period       322,011    417,346     64,129

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.04      $9.97     $10.21     $10.07     $10.00 (6)
      AUV at End of Period                    $9.77     $10.04      $9.97     $10.21     $10.07
      Number of Accumulation Units
         Outstanding at End of Period     3,053,446  3,198,237  3,158,188  3,194,935  1,066,219

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.18     $11.67     $13.10     $11.10     $10.00 (6)
      AUV at End of Period                    $7.99     $10.18     $11.67     $13.10     $11.10
      Number of Accumulation Units
         Outstanding at End of Period     3,392,261  4,054,658  4,659,705  4,371,570    942,738

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.38     $10.00 (11)
      AUV at End of Period                    $7.46      $9.38
      Number of Accumulation Units
         Outstanding at End of Period       144,235     14,633

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.71     $10.00 (11)
      AUV at End of Period                    $9.35     $10.71
      Number of Accumulation Units
         Outstanding at End of Period       509,210     27,109

   PROFUND VP BULL
      AUV at Beginning of Period              $8.89     $10.00 (10)
      AUV at End of Period                    $6.65      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       194,395    256,467

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.26     $10.00 (10)
      AUV at End of Period                    $6.04      $8.26
      Number of Accumulation Units
         Outstanding at End of Period       156,757      5,726

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.42     $10.00 (10)
      AUV at End of Period                    $7.19      $9.42
      Number of Accumulation Units
         Outstanding at End of Period       269,440     67,787

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.40      $8.56     $10.00 (9)
      AUV at End of Period                    $4.10      $5.40      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       120,334    101,972     64,843

   FOOTNOTES
   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002
   (13) Fund First Available during September 2002
   (14) Fund First Available during December 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.32       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       95,005        9,170

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.58       $10.00 (7)
      AUV at End of Period                   $7.80        $9.58
      Number of Accumulation Units
         Outstanding at End of Period      177,883           --

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.35        $9.26
      Number of Accumulation Units
         Outstanding at End of Period      202,569           --

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.46       $18.65      $21.51 (1)
      AUV at End of Period                   $9.71       $14.46      $18.65
      Number of Accumulation Units
         Outstanding at End of Period      335,993      414,298     185,121

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.42       $17.00      $19.97 (1)
      AUV at End of Period                   $9.92       $14.42      $17.00
      Number of Accumulation Units
         Outstanding at End of Period      481,010      388,823     181,294

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.97       $10.52      $10.00 (1)
      AUV at End of Period                   $7.47        $9.97      $10.52
      Number of Accumulation Units
         Outstanding at End of Period    2,660,134    1,400,044     181,541

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.11       $19.75      $21.96 (1)
      AUV at End of Period                  $13.43       $17.11      $19.75
      Number of Accumulation Units
         Outstanding at End of Period    1,121,604      791,259     406,790

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.60       $18.17      $23.49 (1)
      AUV at End of Period                  $12.91       $17.60      $18.17
      Number of Accumulation Units
         Outstanding at End of Period      874,016      534,470     184,093

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.01        $7.52      $11.62 (1)
      AUV at End of Period                   $6.16        $7.01       $7.52
      Number of Accumulation Units
         Outstanding at End of Period      249,735      203,417      52,533

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.99       $19.14      $17.30 (1)
      AUV at End of Period                  $14.68       $17.99      $19.14
      Number of Accumulation Units
         Outstanding at End of Period      318,881      183,496      41,973

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.06        $9.87      $10.00 (3)
      AUV at End of Period                   $7.19        $9.06       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      877,092      390,858       9,164

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.07
      Number of Accumulation Units
         Outstanding at End of Period       19,504

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.63        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      240,377       35,022

   ING HARD ASSETS
      AUV at Beginning of Period            $13.67       $15.81      $15.76 (1)
      AUV at End of Period                  $13.55       $13.67      $15.81
      Number of Accumulation Units
         Outstanding at End of Period      108,459       18,910       5,200

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.60       $11.32      $14.90 (6)
      AUV at End of Period                   $7.09        $8.60      $11.32
      Number of Accumulation Units
         Outstanding at End of Period      244,424       66,133

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.84        $9.94      $10.00 (3)
      AUV at End of Period                   $7.01        $8.84       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,160,152      480,294      19,469

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.30        $8.88      $10.00 (3)
      AUV at End of Period                   $6.04        $8.30       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      246,924      151,551       9,174

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.05       $24.59      $28.98 (1)
      AUV at End of Period                  $14.64       $21.05      $24.59
      Number of Accumulation Units
         Outstanding at End of Period      479,670      337,955     124,676

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period       81,977

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period      114,380

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.39       $17.18      $16.19 (1)
      AUV at End of Period                  $19.40       $18.39      $17.18
      Number of Accumulation Units
         Outstanding at End of Period      917,938      389,087      49,754

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.26       $14.94      $14.37 (1)
      AUV at End of Period                  $15.23       $15.26      $14.94
      Number of Accumulation Units
         Outstanding at End of Period    1,599,933      953,602     302,892

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.92       $21.75      $28.89 (1)
      AUV at End of Period                  $10.34       $14.92      $21.75
      Number of Accumulation Units
         Outstanding at End of Period    1,434,607    1,236,743     693,052

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.36
      Number of Accumulation Units
         Outstanding at End of Period       36,244

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       60,487

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.27       $41.63      $38.15 (1)
      AUV at End of Period                  $15.74       $31.27      $41.63
      Number of Accumulation Units
         Outstanding at End of Period      844,739      569,707     186,073

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.06       $25.97      $26.65 (1)
      AUV at End of Period                  $14.82       $20.06      $25.97
      Number of Accumulation Units
         Outstanding at End of Period      921,349      792,240     378,215

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.18       $20.42      $17.27 (1)
      AUV at End of Period                  $18.83       $20.18      $20.42
      Number of Accumulation Units
         Outstanding at End of Period    1,672,477      915,770     205,502

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.64       $11.55      $11.32 (1)
      AUV at End of Period                  $12.44       $11.64      $11.55
      Number of Accumulation Units
         Outstanding at End of Period    1,936,134      244,538      14,652

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.59       $11.57      $10.00 (1)
      AUV at End of Period                   $8.49       $11.59      $11.57
      Number of Accumulation Units
         Outstanding at End of Period    1,505,989      807,563      70,600

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.58       $11.24      $10.00 (1)
      AUV at End of Period                   $8.01       $10.58      $11.24
      Number of Accumulation Units
         Outstanding at End of Period    1,030,211      401,684      21,065

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.27       $25.23      $20.42 (1)
      AUV at End of Period                  $26.95       $27.27      $25.23
      Number of Accumulation Units
         Outstanding at End of Period    1,232,631      477,872      61,545

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.10       $23.17      $19.74 (1)
      AUV at End of Period                  $19.72       $23.10      $23.17
      Number of Accumulation Units
         Outstanding at End of Period      814,591      410,546      79,161

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period       28,455

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period      136,897

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.17       $24.45      $25.20 (1)
      AUV at End of Period                  $17.75       $21.17      $24.45
      Number of Accumulation Units
         Outstanding at End of Period      835,108      752,796     428,500

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.45       $25.81      $20.18 (1)
      AUV at End of Period                  $27.05       $27.45      $25.81
      Number of Accumulation Units
         Outstanding at End of Period      242,782       77,777      12,612

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.63
      Number of Accumulation Units
         Outstanding at End of Period       88,275

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.78       $10.00 (4)
      AUV at End of Period                   $5.24        $7.78
      Number of Accumulation Units
         Outstanding at End of Period      157,971       50,783

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.34       $10.00 (4)
      AUV at End of Period                   $7.07        $9.34
      Number of Accumulation Units
         Outstanding at End of Period      153,013       28,170

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.32       $10.00 (4)
      AUV at End of Period                   $4.60        $8.32
      Number of Accumulation Units
         Outstanding at End of Period      563,709      111,946

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.99        $8.74      $10.00 (2)
      AUV at End of Period                   $5.17        $6.99       $8.74
      Number of Accumulation Units
         Outstanding at End of Period      322,466      158,546      39,547

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.62       $10.26
      Number of Accumulation Units
         Outstanding at End of Period      183,978        7,400

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.43
      Number of Accumulation Units
         Outstanding at End of Period       65,382

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.83        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      200,146        5,433

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.10       $10.00 (5)
      AUV at End of Period                   $6.35        $8.10
      Number of Accumulation Units
         Outstanding at End of Period       51,660        1,002

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.27        $7.83      $10.00 (2)
      AUV at End of Period                   $4.24        $6.27       $7.83
      Number of Accumulation Units
         Outstanding at End of Period      522,740      201,082      15,840

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.01        $9.94      $10.12 (1)
      AUV at End of Period                   $9.73       $10.01       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,388,957      581,041     111,021

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.14       $11.64      $12.48 (1)
      AUV at End of Period                   $7.95       $10.14      $11.64
      Number of Accumulation Units
         Outstanding at End of Period      745,490      468,628     187,618

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.44        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      184,119        9,738

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.34       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      338,220        6,577

   PROFUND VP BULL
      AUV at Beginning of Period             $8.88       $10.00 (4)
      AUV at End of Period                   $6.64        $8.88
      Number of Accumulation Units
         Outstanding at End of Period      127,500       92,175

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25       $10.00 (4)
      AUV at End of Period                   $6.03        $8.25
      Number of Accumulation Units
         Outstanding at End of Period       64,316       14,668

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41       $10.00 (4)
      AUV at End of Period                   $7.18        $9.41
      Number of Accumulation Units
         Outstanding at End of Period      236,886       18,943

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.39        $8.56      $10.00 (3)
      AUV at End of Period                   $4.09        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      243,445      109,344       3,557

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                              2002        2001         2000         1999        1998         1997
                                              ----        ----         ----         ----        ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99      $10.00 (8)
      AUV at End of Period                    $7.32      $10.99
      Number of Accumulation Units
         Outstanding at End of Period        94,534      51,753

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.58 (9)
      AUV at End of Period                    $7.80
      Number of Accumulation Units
         Outstanding at End of Period       338,456

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.26 (9)
      AUV at End of Period                    $6.34
      Number of Accumulation Units
         Outstanding at End of Period       256,321

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period              $9.77      $10.74       $10.70
      AUV at End of Period                    $8.07       $9.77       $10.74       $10.70
      Number of Accumulation Units
         Outstanding at End of Period         3,094      17,516       18,669        7,153

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period              $9.14      $11.37       $11.78
      AUV at End of Period                    $6.50       $9.14       $11.37       $11.78
      Number of Accumulation Units
         Outstanding at End of Period         2,843       5,671        6,673        4,420

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period             $10.33      $10.94       $10.54
      AUV at End of Period                    $7.49      $10.33       $10.94       $10.54
      Number of Accumulation Units
         Outstanding at End of Period         2,056       3,508        3,904          493

   GALAXY VIP QUALITY PLUS BON
      AUV at Beginning of Period             $11.62      $11.01        $9.92
      AUV at End of Period                   $12.61      $11.62       $11.01        $9.92
      Number of Accumulation Units
         Outstanding at End of Period           262          --           --           --

   GALAXY VIP SMALL CO. GROWTH
      AUV at Beginning of Period             $13.05      $13.30       $14.86
      AUV at End of Period                    $8.60      $13.05       $13.30       $14.86
      Number of Accumulation Units
         Outstanding at End of Period            --          --           --           --

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.41      $18.60       $21.61       $14.07      $14.20       $14.04 (1)
      AUV at End of Period                    $9.68      $14.41       $18.60       $21.61      $14.07       $14.20
      Number of Accumulation Units
         Outstanding at End of Period     2,578,304   3,613,809    4,283,690    3,050,566     827,478       49,579

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.38      $16.96       $20.82       $16.87      $15.32       $15.92 (1)
      AUV at End of Period                    $9.89      $14.38       $16.96       $20.82      $16.87       $15.32
      Number of Accumulation Units
         Outstanding at End of Period     6,139,531   7,379,706    8,274,067    7,450,250   2,741,016      253,937

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.96      $10.52       $10.00 (4)
      AUV at End of Period                    $7.46       $9.96       $10.52
      Number of Accumulation Units
         Outstanding at End of Period     4,117,976   3,260,905      961,611

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.03      $19.67       $23.42       $14.59      $11.47       $12.34 (1)
      AUV at End of Period                   $13.36      $17.03       $19.67       $23.42      $14.59       $11.47
      Number of Accumulation Units
         Outstanding at End of Period     1,143,492     922,271      565,653      139,357      67,979        3,479

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.55      $18.12       $22.55       $15.23      $12.81       $13.78 (1)
      AUV at End of Period                   $12.86      $17.55       $18.12       $22.55      $15.23       $12.81
      Number of Accumulation Units
         Outstanding at End of Period     4,163,678   4,881,594    4,812,017    3,698,983   1,326,706      106,014

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.00       $7.51       $11.54        $7.26      $10.00 (2)
      AUV at End of Period                    $6.14       $7.00        $7.51       $11.54       $7.26
      Number of Accumulation Units
         Outstanding at End of Period     1,283,289   1,380,292    1,788,602    1,344,877     111,872

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $17.92      $19.08       $17.84       $18.06      $18.09       $18.67 (1)
      AUV at End of Period                   $14.61      $17.92       $19.08       $17.84      $18.06       $18.09
      Number of Accumulation Units
         Outstanding at End of Period     2,165,514   2,414,646    2,230,349    1,956,244   1,201,314      118,902

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.06       $9.87       $10.00 (6)
      AUV at End of Period                    $7.18       $9.06        $9.87
      Number of Accumulation Units
         Outstanding at End of Period     1,210,500     722,319      285,263

   ING GET FUND -- SERIES T
      AUV at Beginning of Period             $10.00
      AUV at End of Period                   $10.07
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period             $10.00
      AUV at End of Period                   $10.00
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.60      $10.00 (7)
      AUV at End of Period                    $4.63       $7.60
      Number of Accumulation Units
         Outstanding at End of Period       151,985      87,897

   ING HARD ASSETS
      AUV at Beginning of Period             $13.58      $15.72       $16.78       $13.84      $19.99       $23.34 (1)
      AUV at End of Period                   $13.45      $13.58       $15.72       $16.78      $13.84       $19.99
      Number of Accumulation Units
         Outstanding at End of Period       968,858     474,626      861,668      565,254     210,821       13,179

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.57      $11.29       $15.50       $10.27       $9.92       $11.60 (1)
      AUV at End of Period                    $7.07       $8.57       $11.29       $15.50      $10.27        $9.92
      Number of Accumulation Units
         Outstanding at End of Period     4,107,916   4,631,066    5,326,265    4,663,701   1,736,713       72,955

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.84       $9.94       $10.00 (6)
      AUV at End of Period                    $7.00       $8.84        $9.94
      Number of Accumulation Units
         Outstanding at End of Period     1,909,356   1,431,165      283,250

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.29       $8.88       $10.00 (6)
      AUV at End of Period                    $6.04       $8.29        $8.88
      Number of Accumulation Units
         Outstanding at End of Period       327,689     389,304      131,190

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $20.94      $24.48       $29.38       $23.98      $21.65       $21.57 (1)
      AUV at End of Period                   $14.56      $20.94       $24.48       $29.38      $23.98       $21.65
      Number of Accumulation Units
         Outstanding at End of Period     3,453,225   4,160,509    4,496,266    3,574,165   1,023,965       69,625

   ING JP MORGAN FLEMING INTNL ENHANCED
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.21
      Number of Accumulation Units
         Outstanding at End of Period        52,606

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.83
      Number of Accumulation Units
         Outstanding at End of Period       166,809

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $18.30      $17.11       $16.15       $16.25      $15.47       $15.29 (1)
      AUV at End of Period                   $19.29      $18.30       $17.11       $16.15      $16.25       $15.47
      Number of Accumulation Units
         Outstanding at End of Period     4,436,723   3,653,891    2,442,971    2,267,799     937,378       19,171

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.21      $14.90       $14.29       $13.88      $13.44       $13.33 (1)
      AUV at End of Period                   $15.17      $15.21       $14.90       $14.29      $13.88       $13.44
      Number of Accumulation Units
         Outstanding at End of Period     8,964,022  10,759,451    7,933,970   11,002,422   3,069,965      370,411

   ING MARSICO GROWTH
      AUV at Beginning of Period             $14.88      $21.70       $28.29       $16.16      $12.96       $15.10 (1)
      AUV at End of Period                   $10.30      $14.88       $21.70       $28.29      $16.16       $12.96
      Number of Accumulation Units
         Outstanding at End of Period    11,094,010  15,394,399   18,166,964   15,200,893   2,354,359      238,200

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.35
      Number of Accumulation Units
         Outstanding at End of Period        94,260

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.96
      Number of Accumulation Units
         Outstanding at End of Period        44,257

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.15      $41.50       $39.02       $22.17      $18.36       $18.79 (1)
      AUV at End of Period                   $15.68      $31.15       $41.50       $39.02      $22.17       $18.36
      Number of Accumulation Units
         Outstanding at End of Period     4,651,811   5,852,720    6,423,422    4,433,020   1,235,725       48,347

   ING MFS RESEARCH
      AUV at Beginning of Period             $19.98      $25.89       $27.58       $22.59      $18.67       $19.15 (1)
      AUV at End of Period                   $14.76      $19.98       $25.89       $27.58      $22.59       $18.67
      Number of Accumulation Units
         Outstanding at End of Period     6,171,512   7,706,339    8,763,560    8,143,208   3,674,201      162,677

   ING MFS TOTAL RETURN
       AUV at Beginning of Period            $20.10      $20.35       $17.77       $17.49      $15.94       $15.68 (1)
       AUV at End of Period                  $18.75      $20.10       $20.35       $17.77      $17.49       $15.94
       Number of Accumulation Units
         Outstanding at End of Period     8,722,390   9,559,263    9,095,577    9,101,946   3,874,736      152,264

   ING PIMCO CORE BOND
       AUV at Beginning of Period            $11.60      $11.52       $11.60       $12.92      $11.75       $11.87 (1)
      AUV at End of Period                   $12.39      $11.60       $11.52       $11.60      $12.92       $11.75
       Number of Accumulation Units
         Outstanding at End of Period     4,423,425   1,576,247      774,738      619,047     194,008        6,455

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.58      $11.56       $10.00 (4)
      AUV at End of Period                    $8.47      $11.58       $11.56
      Number of Accumulation Units
         Outstanding at End of Period     3,652,428   3,995,359    1,620,720

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.57      $11.23       $10.00 (4)
      AUV at End of Period                    $8.00      $10.57       $11.23
      Number of Accumulation Units
         Outstanding at End of Period     1,371,277   1,410,056      234,838

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $27.09      $25.07       $20.91       $19.90      $19.11       $18.96 (1)
      AUV at End of Period                   $26.76      $27.09       $25.07       $20.91      $19.90       $19.11
      Number of Accumulation Units
         Outstanding at End of Period     5,386,259   4,693,130    3,237,449    3,118,319   1,727,706      108,930

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $22.94      $23.03       $20.74       $21.26      $19.97       $19.99 (1)
      AUV at End of Period                   $19.58      $22.94       $23.03       $20.74      $21.26       $19.97
      Number of Accumulation Units
         Outstanding at End of Period     3,360,157   3,203,914    2,552,793    2,294,951     744,367       35,954

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.81
      Number of Accumulation Units
         Outstanding at End of Period        62,876

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.83
      Number of Accumulation Units
         Outstanding at End of Period       222,557

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.08      $24.36       $25.31       $22.22      $19.81       $19.05 (1)
      AUV at End of Period                   $17.67      $21.08       $24.36       $25.31      $22.22       $19.81
      Number of Accumulation Units
         Outstanding at End of Period     7,350,028   8,865,678    9,922,551    9,473,482   4,305,084      179,402

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $27.27      $25.65       $19.92       $21.07      $24.76       $24.56 (1)
      AUV at End of Period                   $26.86      $27.27       $25.65       $19.92      $21.07       $24.76
      Number of Accumulation Units
         Outstanding at End of Period       977,817     801,893      826,871      554,454     426,516       45,472

   ING VP BOND PORTFOLIO S
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                   $10.62
      Number of Accumulation Units
         Outstanding at End of Period       707,083

   ING VP GROWTH OPP. S
      AUV at Beginning of Period              $7.78      $10.00 (7)
      AUV at End of Period                    $5.23       $7.78
      Number of Accumulation Units
         Outstanding at End of Period       151,543      51,380

   ING VP MAGNACAP S
      AUV at Beginning of Period              $9.33      $10.00 (7)
      AUV at End of Period                    $7.07       $9.33
      Number of Accumulation Units
         Outstanding at End of Period       125,575      76,114

   ING VP SMALLCAP OPPORTUNITIES S
      AUV at Beginning of Period              $8.31      $10.00 (7)
      AUV at End of Period                    $4.60       $8.31
      Number of Accumulation Units
         Outstanding at End of Period       483,573     188,338

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $6.99       $8.74       $10.00 (5)
      AUV at End of Period                    $5.16       $6.99        $8.74
      Number of Accumulation Units
         Outstanding at End of Period       361,647     247,751       28,853

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.26      $10.00 (8)
      AUV at End of Period                    $7.62      $10.26
      Number of Accumulation Units
         Outstanding at End of Period       493,958     367,187

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.42
      Number of Accumulation Units
         Outstanding at End of Period        30,007

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.35      $10.00 (8)
      AUV at End of Period                    $7.82       $9.35
      Number of Accumulation Units
         Outstanding at End of Period       182,155      45,911

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.10      $10.00 (8)
      AUV at End of Period                    $6.34       $8.10
      Number of Accumulation Units
         Outstanding at End of Period       103,374       6,689

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.26       $7.83       $10.00 (5)
      AUV at End of Period                    $4.24       $6.26        $7.83
      Number of Accumulation Units
         Outstanding at End of Period       840,344   1,001,520       75,572

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period              $9.99       $9.93       $10.19       $10.06      $10.00 (3)
      AUV at End of Period                    $9.70       $9.99        $9.93       $10.19      $10.06
      Number of Accumulation Units
         Outstanding at End of Period     5,428,136   5,191,930    4,861,886    5,486,600   1,558,466

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.12      $11.62       $13.06       $11.09      $10.00 (3)
      AUV at End of Period                    $7.94      $10.12       $11.62       $13.06      $11.09
      Number of Accumulation Units
         Outstanding at End of Period     5,327,508   6,170,622    6,920,736    7,321,127   1,911,521

   PIONEER FUND VCT II
      AUV at Beginning of Period              $9.37      $10.00 (8)
      AUV at End of Period                    $7.44       $9.37
      Number of Accumulation Units
         Outstanding at End of Period       297,005      27,155

   PIONEER MID CAP VALUE II
      AUV at Beginning of Period             $10.71      $10.00 (8)
      AUV at End of Period                    $9.33      $10.71
      Number of Accumulation Units
         Outstanding at End of Period       796,390      55,679

   PROFUND VP BULL
      AUV at Beginning of Period              $8.88      $10.00 (7)
      AUV at End of Period                    $6.63       $8.88
      Number of Accumulation Units
         Outstanding at End of Period       342,070     353,534

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.25      $10.00 (7)
      AUV at End of Period                    $6.02       $8.25
      Number of Accumulation Units
         Outstanding at End of Period       181,953      13,357

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.41      $10.00 (7)
      AUV at End of Period                    $7.17       $9.41
      Number of Accumulation Units
         Outstanding at End of Period     499,606.0   128,298.0

   SP JENNISON INT. GROWTH
      AUV at Beginning of Period              $5.39       $8.56       $10.00 (6)
      AUV at End of Period                    $4.09       $5.39        $8.56
      Number of Accumulation Units
         Outstanding at End of Period       393,654     214,255       15,695

   (1)  Fund First Available during October 1997
   (2)  Fund First Available during February 1998
   (3)  Fund First Available during May 1998
   (4)  Fund First Available during February 2000
   (5)  Fund First Available during May 2000
   (6)  Fund First Available during October 2000
   (7)  Fund First Available during May 2001
   (8)  Fund First Available during November 2001
   (9)  Fund First Available during May 2002
   (10) Fund First Available during September 2002
   (11) Fund First Available during December 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.31       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       76,299        4,183

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57       $10.00 (7)
      AUV at End of Period                   $7.79        $9.57
      Number of Accumulation Units
         Outstanding at End of Period      139,297

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.34        $9.26
      Number of Accumulation Units
         Outstanding at End of Period      138,235

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.37       $18.55      $21.42 (1)
      AUV at End of Period                   $9.64       $14.37      $18.55
      Number of Accumulation Units
         Outstanding at End of Period      398,841      327,852     149,363

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.34       $16.92      $19.90 (1)
      AUV at End of Period                   $9.86       $14.34      $16.92
      Number of Accumulation Units
         Outstanding at End of Period      616,586      395,575     116,196

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.95       $10.51      $10.00 (1)
      AUV at End of Period                   $7.45        $9.95      $10.51
      Number of Accumulation Units
         Outstanding at End of Period    2,719,021    1,513,414     177,361

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.95       $19.59      $21.80 (1)
      AUV at End of Period                  $13.29       $16.95      $19.59
      Number of Accumulation Units
         Outstanding at End of Period      592,153      361,440     138,197

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.49       $18.07      $23.40 (1)
      AUV at End of Period                  $12.82       $17.49      $18.07
      Number of Accumulation Units
         Outstanding at End of Period      857,077      525,394     140,651

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.98        $7.50      $11.60 (1)
      AUV at End of Period                   $6.13        $6.98       $7.50
      Number of Accumulation Units
         Outstanding at End of Period      256,921      138,408      35,033

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.87       $19.03      $17.21 (1)
      AUV at End of Period                  $14.56       $17.87      $19.03
      Number of Accumulation Units
         Outstanding at End of Period      307,027      174,298      10,293

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.05        $9.87      $10.00 (3)
      AUV at End of Period                   $7.17        $9.05       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      839,244      335,910      10,627

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.06
      Number of Accumulation Units
         Outstanding at End of Period      171,909

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.62        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      181,315       69,117

   ING HARD ASSETS
      AUV at Beginning of Period            $13.49       $15.62      $15.59 (1)
      AUV at End of Period                  $13.36       $13.49      $15.62
      Number of Accumulation Units
         Outstanding at End of Period      120,308       30,794      18,820

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.55       $11.26      $14.84 (6)
      AUV at End of Period                   $7.04        $8.55      $11.26
      Number of Accumulation Units
         Outstanding at End of Period      261,177      100,590

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.83        $9.94      $10.00 (3)
      AUV at End of Period                   $6.99        $8.83       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,307,256      638,396      21,427

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.29        $8.88      $10.00 (3)
      AUV at End of Period                   $6.03        $8.29       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      292,322      197,279       5,866

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.84       $24.38      $28.75 (1)
      AUV at End of Period                  $14.48       $20.84      $24.38
      Number of Accumulation Units
         Outstanding at End of Period      577,201      446,323     109,154

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period        9,890

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period       72,176

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.15       $16.97      $16.01 (1)
      AUV at End of Period                  $19.12       $18.15      $16.97
      Number of Accumulation Units
         Outstanding at End of Period    1,001,053      342,317      73,720

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.06       $14.76      $14.21 (1)
      AUV at End of Period                  $15.01       $15.06      $14.76
      Number of Accumulation Units
         Outstanding at End of Period    1,590,576    1,500,979     293,515

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.84       $21.65      $28.78 (1)
      AUV at End of Period                  $10.27       $14.84      $21.65
      Number of Accumulation Units
         Outstanding at End of Period    1,379,115    1,104,093     437,723

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.35
      Number of Accumulation Units
         Outstanding at End of Period       16,519

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       16,838

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.04       $41.37      $37.94 (1)
      AUV at End of Period                  $15.61       $31.04      $41.37
      Number of Accumulation Units
         Outstanding at End of Period      911,395      577,692     162,554

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.91       $25.81      $26.51 (1)
      AUV at End of Period                  $14.70       $19.91      $25.81
      Number of Accumulation Units
         Outstanding at End of Period      792,215      588,415     160,258

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.03       $20.29      $17.18 (1)
      AUV at End of Period                  $18.68       $20.03      $20.29
      Number of Accumulation Units
         Outstanding at End of Period    1,806,440      934,682     102,750

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.56       $11.48      $11.26 (1)
      AUV at End of Period                  $12.34       $11.56      $11.48
      Number of Accumulation Units
         Outstanding at End of Period    1,446,426      328,948      16,895

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.57       $11.56      $10.00 (1)
      AUV at End of Period                   $8.46       $11.57      $11.56
      Number of Accumulation Units
         Outstanding at End of Period    1,438,659      902,603      98,842

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.56       $11.23      $10.00 (1)
      AUV at End of Period                   $7.99       $10.56      $11.23
      Number of Accumulation Units
         Outstanding at End of Period      534,293      384,799      11,867

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.91       $24.92      $20.20 (1)
      AUV at End of Period                  $26.57       $26.91      $24.92
      Number of Accumulation Units
         Outstanding at End of Period    1,345,841      531,690      15,600

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.79       $22.89      $19.52 (1)
      AUV at End of Period                  $19.44       $22.79      $22.89
      Number of Accumulation Units
         Outstanding at End of Period      773,224      387,753      30,890

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period       20,988

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period       53,323

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.99       $24.27      $25.04 (1)
      AUV at End of Period                  $17.58       $20.99      $24.27
      Number of Accumulation Units
         Outstanding at End of Period      616,373      485,828     119,426

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.09       $25.50      $19.96 (1)
      AUV at End of Period                  $26.67       $27.09      $25.50
      Number of Accumulation Units
         Outstanding at End of Period      271,009      101,334      25,056

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.62
      Number of Accumulation Units
         Outstanding at End of Period      218,867

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.77       $10.00 (4)
      AUV at End of Period                   $5.23        $7.77
      Number of Accumulation Units
         Outstanding at End of Period      149,495       27,449

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.33       $10.00 (4)
      AUV at End of Period                   $7.06        $9.33
      Number of Accumulation Units
         Outstanding at End of Period      102,496       24,770

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.31       $10.00 (4)
      AUV at End of Period                   $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period      454,391       79,268

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.98        $8.73      $10.00 (2)
      AUV at End of Period                   $5.16        $6.98       $8.73
      Number of Accumulation Units
         Outstanding at End of Period      349,870      169,312       7,369

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.61       $10.26
      Number of Accumulation Units
         Outstanding at End of Period      271,524       16,016

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.42
      Number of Accumulation Units
         Outstanding at End of Period       41,608

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.82        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      110,702        3,522

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (5)
      AUV at End of Period                   $6.34        $8.09
      Number of Accumulation Units
         Outstanding at End of Period       94,266        3,860

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.26        $7.83      $10.00 (2)
      AUV at End of Period                   $4.23        $6.26       $7.83
      Number of Accumulation Units
         Outstanding at End of Period      565,739      273,112      19,630

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.97        $9.92      $10.10 (1)
      AUV at End of Period                   $9.68        $9.97       $9.92
      Number of Accumulation Units
         Outstanding at End of Period    1,004,330      489,627      64,046

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.10       $11.61      $12.46 (1)
      AUV at End of Period                   $7.92       $10.10      $11.61
      Number of Accumulation Units
         Outstanding at End of Period      777,891      441,295      70,828

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.43        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      135,708        2,197

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.32       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      218,154        5,378

   PROFUND VP BULL
      AUV at Beginning of Period             $8.87       $10.00 (4)
      AUV at End of Period                   $6.63        $8.87
      Number of Accumulation Units
         Outstanding at End of Period      185,752       27,580

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25       $10.00 (4)
      AUV at End of Period                   $6.02        $8.25
      Number of Accumulation Units
         Outstanding at End of Period      105,639       38,959

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41       $10.00 (4)
      AUV at End of Period                   $7.17        $9.41
      Number of Accumulation Units
         Outstanding at End of Period      182,536       19,151

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.39        $8.56      $10.00 (3)
      AUV at End of Period                   $4.08        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      235,553      146,027       7,516

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                              2002         2001
                                              ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.98       $10.00 (3)
      AUV at End of Period                    $7.30       $10.98
      Number of Accumulation Units
         Outstanding at End of Period       132,571        7,384

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.57 (4)
      AUV at End of Period                    $7.78
      Number of Accumulation Units
         Outstanding at End of Period        70,754

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.25 (4)
      AUV at End of Period                    $6.33
      Number of Accumulation Units
         Outstanding at End of Period       147,715

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.28       $17.13 (1)
      AUV at End of Period                    $9.57       $14.28
      Number of Accumulation Units
         Outstanding at End of Period     179,598.0    107,256.0

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.26       $16.11 (1)
      AUV at End of Period                    $9.79       $14.26
      Number of Accumulation Units
         Outstanding at End of Period       249,303      115,783

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.93       $10.19 (1)
      AUV at End of Period                    $7.43        $9.93
      Number of Accumulation Units
         Outstanding at End of Period     1,216,649      609,109

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $16.79       $19.11 (1)
      AUV at End of Period                   $13.16       $16.79
      Number of Accumulation Units
         Outstanding at End of Period       367,450      153,710

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.39       $17.16 (1)
      AUV at End of Period                   $12.73       $17.39
      Number of Accumulation Units
         Outstanding at End of Period       518,749      279,566

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $6.96        $7.40 (1)
      AUV at End of Period                    $6.10        $6.96
      Number of Accumulation Units
         Outstanding at End of Period        89,889       27,104

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $17.74       $18.61 (1)
      AUV at End of Period                   $14.44       $17.74
      Number of Accumulation Units
         Outstanding at End of Period       160,512     69,963.0

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.04        $9.45 (1)
      AUV at End of Period                    $7.16        $9.04
      Number of Accumulation Units
         Outstanding at End of Period       532,775      233,654

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.59       $10.00 (2)
      AUV at End of Period                    $4.61        $7.59
      Number of Accumulation Units
         Outstanding at End of Period       161,333       44,112

   ING HARD ASSETS
      AUV at Beginning of Period             $13.31       $15.33 (1)
      AUV at End of Period                   $13.17       $13.31
      Number of Accumulation Units
         Outstanding at End of Period       389,188       95,942

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.50       $11.13 (1)
      AUV at End of Period                    $6.99        $8.50
      Number of Accumulation Units
         Outstanding at End of Period       221,113       88,668

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.82        $9.62 (1)
      AUV at End of Period                    $6.98        $8.82
      Number of Accumulation Units
         Outstanding at End of Period       803,023      297,442

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.28        $8.73 (1)
      AUV at End of Period                    $6.01        $8.28
      Number of Accumulation Units
         Outstanding at End of Period       170,016      116,186

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $20.64       $23.37 (1)
      AUV at End of Period                   $14.33       $20.64
      Number of Accumulation Units
         Outstanding at End of Period       263,933      138,979

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.20
      Number of Accumulation Units
         Outstanding at End of Period        12,519

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.82
      Number of Accumulation Units
         Outstanding at End of Period        54,218

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $17.94       $16.87 (1)
      AUV at End of Period                   $18.89       $17.94
      Number of Accumulation Units
         Outstanding at End of Period       457,642      177,354

   ING LIQUID ASSETS
      AUV at Beginning of Period             $14.91       $14.63 (1)
      AUV at End of Period                   $14.85       $14.91
      Number of Accumulation Units
         Outstanding at End of Period       749,575      371,667

   ING MARSICO GROWTH
      AUV at Beginning of Period             $14.75       $20.06 (1)
      AUV at End of Period                   $10.20       $14.75
      Number of Accumulation Units
         Outstanding at End of Period       464,261      332,353

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.35
      Number of Accumulation Units
         Outstanding at End of Period        84,875

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.95
      Number of Accumulation Units
         Outstanding at End of Period        26,080

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $30.81       $38.92 (1)
      AUV at End of Period                   $15.48       $30.81
      Number of Accumulation Units
         Outstanding at End of Period       511,368      217,014

   ING MFS RESEARCH
      AUV at Beginning of Period             $19.77       $24.45 (1)
      AUV at End of Period                   $14.58       $19.77
      Number of Accumulation Units
         Outstanding at End of Period       377,645      167,033

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $19.88       $20.05 (1)
      AUV at End of Period                   $18.52       $19.88
      Number of Accumulation Units
         Outstanding at End of Period       865,415      338,408

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.47       $11.56 (1)
      AUV at End of Period                   $12.24       $11.47
      Number of Accumulation Units
         Outstanding at End of Period     1,325,734      153,359

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.55       $11.41 (1)
      AUV at End of Period                    $8.44       $11.55
      Number of Accumulation Units
         Outstanding at End of Period       915,050      471,202

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.54       $11.09 (1)
      AUV at End of Period                    $7.96       $10.54
      Number of Accumulation Units
         Outstanding at End of Period       336,121      221,246

   ING T. ROWE PRICE CAP. APPRECIATION
      AUV at Beginning of Period             $26.56       $24.57 (1)
      AUV at End of Period                   $26.20       $26.56
      Number of Accumulation Units
         Outstanding at End of Period     1,256,046      329,416

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $22.50       $22.48 (1)
      AUV at End of Period                   $19.17       $22.50
      Number of Accumulation Units
         Outstanding at End of Period       479,848      191,974

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.80
      Number of Accumulation Units
         Outstanding at End of Period        10,171

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.82
      Number of Accumulation Units
         Outstanding at End of Period       130,192

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $20.82       $23.65 (1)
      AUV at End of Period                   $17.42       $20.82
      Number of Accumulation Units
         Outstanding at End of Period       274,359      118,228

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $26.74       $24.97 (1)
      AUV at End of Period                   $26.29       $26.74
      Number of Accumulation Units
         Outstanding at End of Period       222,333       81,300

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                   $10.61
      Number of Accumulation Units
         Outstanding at End of Period       564,471

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.77       $10.00 (2)
      AUV at End of Period                    $5.22        $7.77
      Number of Accumulation Units
         Outstanding at End of Period       109,759       52,668

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.33       $10.00 (2)
      AUV at End of Period                    $7.05        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       108,902       19,437

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.31       $10.00 (2)
      AUV at End of Period                    $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period       374,677      141,397

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $6.97        $8.62 (1)
      AUV at End of Period                    $5.14        $6.97
      Number of Accumulation Units
         Outstanding at End of Period       382,518       75,723

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.25       $10.00 (3)
      AUV at End of Period                    $7.60       $10.25
      Number of Accumulation Units
         Outstanding at End of Period       306,734       81,775

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.41
      Number of Accumulation Units
         Outstanding at End of Period        94,574

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period              $9.35       $10.00 (3)
      AUV at End of Period                    $7.81        $9.35
      Number of Accumulation Units
         Outstanding at End of Period        91,598          677

   INVESCO VIF UTILITIES
      AUV at Beginning of Period              $8.09       $10.00 (3)
      AUV at End of Period                    $6.33        $8.09
      Number of Accumulation Units
         Outstanding at End of Period        34,606        1,176

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.25        $7.55 (1)
      AUV at End of Period                    $4.22        $6.25
      Number of Accumulation Units
         Outstanding at End of Period       259,117      107,206

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period              $9.93        $9.91 (1)
      AUV at End of Period                    $9.63        $9.93
      Number of Accumulation Units
         Outstanding at End of Period       624,872      217,554

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.06       $11.27 (1)
      AUV at End of Period                    $7.88       $10.06
      Number of Accumulation Units
         Outstanding at End of Period       312,246      126,058

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.37       $10.00 (3)
      AUV at End of Period                    $7.42        $9.37
      Number of Accumulation Units
         Outstanding at End of Period        79,240          161

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.71       $10.00 (3)
      AUV at End of Period                    $9.31       $10.71
      Number of Accumulation Units
         Outstanding at End of Period       245,270        6,479

   PROFUND VP BULL
      AUV at Beginning of Period              $8.87       $10.00 (2)
      AUV at End of Period                    $6.62        $8.87
      Number of Accumulation Units
         Outstanding at End of Period       114,753       15,636

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.24       $10.00 (2)
      AUV at End of Period                    $6.00        $8.24
      Number of Accumulation Units
         Outstanding at End of Period        13,789        6,318

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.40       $10.00 (2)
      AUV at End of Period                    $7.16        $9.40
      Number of Accumulation Units
         Outstanding at End of Period       114,433       21,722

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.38        $8.37 (1)
      AUV at End of Period                    $4.07        $5.38
      Number of Accumulation Units
         Outstanding at End of Period        98,449       19,406

   FOOTNOTES
   (1)  Fund First Available during February 2001
   (2)  Fund First Available during May 2001
   (3)  Fund First Available during November 2001
   (4)  Fund First Available during December 2001
   (5)  Fund First Available during May 2002
   (6)  Fund First Available during September 2002
   (7)  Fund First Available during December 2002

--------------------------------------------------------------------------------
 APPENDIX  B
--------------------------------------------------------------------------------


                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

        LIST OF FUND NAME CHANGES

        FORMER FUND NAME                                     CURRENT FUND NAME
        ---------------------------------------------------- -----------------------------------------------------------
        ING JP Morgan Fleming International Enhanced EAFE    ING Julius Baer Foreign Portfolio
            Portfolio
        ING JP Morgan Fleming Small Cap Equity Portfolio     ING JPMorgan Small Cap Equity Portfolio



FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST  (FORMERLY THE GCG TRUST)
----------------------------------------------------------------- -------------------------------------------------------------
ING AIM MID-CAP GROWTH PORTFOLIO (Class S) (formerly Strategic    Seeks capital appreciation. The Portfolio seeks to meet its
    Equity Series)                                                objective by investing, normally, at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in equity securities of mid-capitalization companies.
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.
----------------------------------------------------------------- -------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO                             Seeks long-term total return. The Portfolio invests
    (Class S) (formerly Capital Growth Series)                    primarily in common stocks of middle capitalization
    INVESTMENT ADVISER: Directed Services, Inc.                   companies. The Portfolio normally invests substantially all
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      of its assets in high-quality common stocks that Alliance
                                                                  expects to increase in value.
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Invests all of its assets in shares of the Growth Fund, a
    INVESTMENT ADVISER: ING Investments, LLC                      series of American Funds Insurance Series, a registered
    INVESTMENT SUBADVISER: Capital Research and Management        open-end investment company. The Growth Fund seeks to make
    Company                                                       the shareholders' investment grow by investing primarily in common stocks of companies that appear to offer superior
                                                                  opportunities for growth of capital. The Growth Fund is
                                                                  designed for investors seeking long term capital appreciation through stocks.
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Invests all of its assets in shares of the Growth-Income
    INVESTMENT ADVISER:  ING Investments, LLC                     Fund, a series of American Funds Insurance Series, a
    INVESTMENT SUBADVISER:  Capital Research and Management       registered open-end investment company. The Growth-Income
    Company                                                       Fund seeks to make shareholders' investment grow and to
                                                                  provide shareholders with income over time by investing
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends. The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Invests all of its assets in shares of the International
    INVESTMENT ADVISER:  ING Investments, LLC                     Fund, a series of American Funds Insurance Series, a
    INVESTMENT SUBADVISER:  Capital Research and Management       registered open-end investment company. The International
    Company                                                       Fund seeks to make shareholders' investment grow over time by investing primarily in common stocks of companies
                                                                  located outside the United States. The International
                                                                  Fund is designed for investors seeking capital appreciation through stocks.
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO (Class S)          Seeks long-term growth of capital and income. The Portfolio
    (formerly Large Cap Value Series)                             Manager seeks to achieve the Portfolio's investment
    INVESTMENT ADVISER:  Directed Services, Inc.                  objective by investing, under normal market conditions, at
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         least 80% of its assets in equity and equity-related
                                                                  securities of companies with market capitalizations greater than $1 billion at the time of investment.
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO  (Class S)          Seeks capital appreciation. Current income is only an
    (formerly Managed Global Series)                              incidental consideration. This portfolio is not
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified. The Portfolio invests primarily in common
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         stocks traded in securities markets throughout the world.
                                                                  The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United
                                                                  States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO (Class S) (formerly      Seeks long-term capital appreciation. The Portfolio invests
    Capital Guardian Small Cap Series)                            at least 80% of its assets in equity securities of small
    INVESTMENT ADVISER:  Directed Services, Inc.                  capitalization ("small-cap") companies.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
----------------------------------------------------------------- -------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO (Class S)                          Seeks capital appreciation. The Portfolio invests primarily
    (formerly Developing World Series)                            in the equity securities of companies in "emerging market
    INVESTMENT ADVISER:  Directed Services, Inc.                  countries." The Portfolio normally invests in at least six
    INVESTMENT SUBADVISER: Baring International Investment        emerging market countries with no more than 35% of its
    Limited                                                       assets in any one country, measured at the time of
                                                                  investment.
----------------------------------------------------------------- -------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO                            Seeks capital appreciation. Dividend income is a secondary
    (Class S) (formerly Value Equity Series)                      objective. The Portfolio normally invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                  its assets in equity securities of domestic and foreign
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           issuers that meet quantitative standards relating to
                                                                  financial soundness and high intrinsic value relative to
                                                                  price.
----------------------------------------------------------------- -------------------------------------------------------------
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO                           Seeks long-term growth of capital. The Portfolio Manager
    (Class S) (formerly Diversified Mid-Cap Series)               normally invests the Portfolio's assets primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks. The Portfolio Manager normally invests at least 80%
    INVESTMENT SUBADVISER: Fidelity Management & Research         of the Portfolio's assets in securities of companies with
    Co.                                                           medium market capitalizations.
----------------------------------------------------------------- -------------------------------------------------------------
ING GOLDMAN SACHS INTERNET                                        Seeks long-term growth of capital. The
  TOLLKEEPERSM PORTFOLIO* (Service                                Portfolio invests, under normal
  Class) (formerly Internet Tollkeeper                            circumstances, at least 80% of its net
  Series)                                                         assets plus any borrowings for
  *Goldman Sachs Internet TollkeeperSM                            investment purposes (measured at time
  is a service mark of Goldman Sachs &                            of investment) in equity investments
  Co                                                              in "Internet Tollkeeper" companies,
                                                                  which are companies in the media,
  INVESTMENT ADVISER:                                             telecommunications, technology and
    Directed Services, Inc.                                       internet sectors, which provide
  INVESTMENT SUBADVISER:.                                         access, infrastructure, content and
    Goldman Sachs Asset Management, L.P.                          services to internet companies and
                                                                  internet users.
----------------------------------------------------------------- -------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Class S)                               A nondiversified Portfolio that seeks long-term capital
    (formerly Hard Assets Series)                                 appreciation. The Portfolio normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its assets in the equities of producers of commodities.
    INVESTMENT SUBADVISER: Baring International Investment
    Limited
----------------------------------------------------------------- -------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Class S)                             Seeks long-term growth of capital. Under normal conditions,
    (formerly International Equity Series)                        the Portfolio invests at least 80% of its net assets and
    INVESTMENT ADVISER:  Directed Services, Inc.                  borrowings for investment purposes in equity securities of
    INVESTMENT SUBADVISER: ING Investments, LLC                   issuers located in countries outside of the United States.
----------------------------------------------------------------- -------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO                             Seeks long-term capital growth and current income. The
    (Class S) (formerly Janus Growth and Income Series)           Portfolio normally emphasizes investments in common stocks.
    INVESTMENT ADVISER:  Directed Services, Inc.                  It will normally invest up to 75% of its assets in equity
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          securities selected primarily for their growth potential,

                                                                  and at least 25% of its assets in securities the Portfolio
                                                                  Manager believes have income potential. Because of this
                                                                  investment strategy, the Portfolio is not designed for
                                                                  investors who need consistent income.
----------------------------------------------------------------- -------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO (Class S)                      A nondiversified Portfolio that seeks capital appreciation.
    (formerly Special Situations Series)                          The Portfolio invests, under normal circumstances, at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its net assets (plus borrowings for investment
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
----------------------------------------------------------------- -------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO (Class S) (formerly   Seeks long-term capital growth. The Portfolio normally
    Equity Opportunity Series)                                    invests at least 80% of its net assets (plus any borrowings
    INVESTMENT ADVISER:  Directed Services, Inc.                  for investment purposes) in attractively valued equity
    INVESTMENT SUBADVISER: Jennison Associates, LLC               securities of companies with current or emerging earnings
                                                                  growth the Portfolio Manager believes to be not fully
                                                                  appreciated or recognized by the market.
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO (Class S)  (formerly      A nondiversified Portfolio that seeks capital growth over
    ING JP Morgan Fleming Small Cap Equity Portfolio)             the long term. Under normal market conditions, the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio invests at least 80% of its total assets in
    INVESTMENT SUBADVISER: J.P. Morgan Investment                 equity securities of small-cap companies.
    Management, Inc.
----------------------------------------------------------------- -------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       A nondiversified Portfolio that seeks total return from
    (formerly ING JPMorgan Fleming International Enhanced EAFE    long-term capital growth and income. Under normal
    Portfolio)                                                    conditions, the Portfolio will invest at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  total assets in a broad portfolio of equity securities of
    INVESTMENT SUBADVISER: Julius Baer Investment                 established foreign companies of various sizes, including
    Management, Inc.                                              foreign subsidiaries of U.S. companies, based in countries that are represented in the Morgan Stanley Capital
                                                                  International, Europe, Australia and Far East Index (the
                                                                  "EAFE Index").
----------------------------------------------------------------- -------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO (Class S)                     Seeks highest current income consistent with low risk to
    (formerly Limited Maturity Bond Series)                       principal and liquidity. Secondarily seeks to enhance total
    INVESTMENT ADVISER:  Directed Services, Inc.                  return when market factors indicate capital appreciation
    INVESTMENT SUBADVISER: ING Investment Management, LLC         may be available without significant risk to principal. The

                                                                  Portfolio seeks to achieve its investment objective by
                                                                  investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a
                                                                  diversified portfolio of bonds that are primarily limited
                                                                  maturity debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    (formerly Liquid Asset Series)                                preservation of capital and liquidity. The Portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  Manager strives to maintain a stable $1 per share net asset
    INVESTMENT SUBADVISER: ING Investment   Management, LLC       value and its investment strategy focuses on safety of
                                                                  principal, liquidity and yield, in order of importance, to achieve this goal.
----------------------------------------------------------------- -------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. The Portfolio invests primarily
    (formerly Growth Series)                                      in equity securities selected for their growth potential.
    INVESTMENT ADVISER:  Directed Services, Inc.                  The Portfolio may invest in companies of any size, from
    INVESTMENT SUBADVISER: Marsico Capital  Management, LLC       larger, well-established companies to smaller, emerging
                                                                  growth companies.
----------------------------------------------------------------- -------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO (Class S)                       Seeks long-term growth of capital. The Portfolio tries to
    (formerly Focus Value Series)                                 achieve its investment objective by investing primarily in
    INVESTMENT ADVISER:  Directed Services, Inc.                  a diversified portfolio consisting of equity securities
    INVESTMENT SUBADVISER: Mercury Advisors                       that the Portfolio Manager believes are undervalued
                                                                  relative to its assessment of the current or prospective
                                                                  condition of the issuer.
----------------------------------------------------------------- -------------------------------------------------------------
ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO                          Seeks long-term growth of capital. The Portfolio invests in
    (Class S) (formerly Fundamental Growth Series)                a diversified portfolio consisting primarily of common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks. The Portfolio will generally invest at least 65% of
    INVESTMENT SUBADVISER: Mercury Advisors                       its total assets in the following equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to
                                                                  common stock.
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO (Class S)                        A nondiversified Portfolio that seeks long-term growth of
    (formerly Mid-Cap Growth Series)                              capital. The Portfolio normally invests at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  net assets in common stocks and related securities (such as
    INVESTMENT SUBADVISER: Massachusetts Financial   Services     preferred stocks, convertible securities and depositary
    Company                                                       receipts) of companies with medium market capitalizations
                                                                  (or "mid-cap companies") which the Portfolio Manager
                                                                  believes have above-average growth potential.
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Class S)                              Seeks long-term growth of capital and future income. The
    (formerly Research Series)                                    Portfolio normally invests at least 80% of its net assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in common stocks and related securities (such as preferred
    INVESTMENT SUBADVISER: Massachusetts Financial   Services     stocks, convertible securities and depositary receipts).
    Company                                                       The Portfolio focuses on companies that the Portfolio
                                                                  Manager believes have favorable prospects for long-term
                                                                  growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    (formerly Total Return Series)                                entirely invested in equity securities) consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  prudent employment of capital. Secondarily seeks reasonable
    INVESTMENT SUBADVISER: Massachusetts Financial Services       opportunity for growth of capital and income. The Portfolio
    Company                                                       is a "balanced fund," and invests in a combination of
                                                                  equity and fixed income securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    (formerly Core Bond Series)                                   capital and prudent investment management. The Portfolio is
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified and seeks to achieve its investment objective
    INVESTMENT SUBADVISER: Pacific Investment Management          by investing under normal circumstances at least 80% of its
    Company, LLC                                                  net assets (plus borrowings for investment purposes) in a
                                                                  diversified portfolio of fixed income instruments of
                                                                  varying maturities.
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO                            A nondiversified Portfolio that seeks capital appreciation
    (Class S) (formerly All Cap Series)                           through investment in securities which the Subadviser
    INVESTMENT ADVISER:  Directed Services, Inc.                  believes have above-average capital appreciation potential.
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 The Portfolio invests primarily in common stocks and common
    Management, Inc.                                              stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio
                                                                  Manager believes are undervalued in the marketplace.
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO (Class S) (formerly      Seeks long-term growth of capital. Secondarily seeks
    Investors Series)                                             current income. The Portfolio invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities of U.S. companies. The Portfolio may also invest
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 in other equity securities. To a lesser degree, the
    Management, Inc.                                              Portfolio invests in income producing securities such as
                                                                  debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (Class S)        Seeks, over the long-term, a high total investment return,
    (formerly Fully Managed Series)                               consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. The Portfolio pursues an active asset
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments.
----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (Class S) (formerly     Seeks substantial dividend income as well as long-term
    Equity Income Series)                                         growth of capital. The Portfolio normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in common stocks, with 65% in the common
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         stocks of well-established companies paying above-average
                                                                  dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks.
----------------------------------------------------------------- -------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO (Class S)                         Seeks to maximize total return over the long term by
    (formerly Asset  Allocation Growth Series)                    allocating its assets among stocks, bonds, short-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  instruments and other investments. The Portfolio Manager
    INVESTMENT SUBADVISER: UBS Global Asset Management            allocates the Portfolio's assets among the following
    (Americas) Inc.                                               classes, or types, of investments: stocks, bonds, and
                                                                  short-term money market debt obligations.
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO (Class S) (formerly        Seeks long-term capital appreciation. The Portfolio Manager
    Equity Growth Series)                                         seeks to maximize long-term capital appreciation by
    INVESTMENT ADVISER:  Directed Services, Inc.                  investing primarily in growth-oriented equity securities of
    INVESTMENT SUBADVISER: Van Kampen                             large-capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in
                                                                  U.S. markets.
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (Class S) (formerly     A nondiversified Portfolio that seeks long-term capital
    Global Franchise Series)                                      appreciation. The Portfolio Manager seeks long-term capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation by investing primarily in equity securities of
    INVESTMENT SUBADVISER: Van Kampen                             issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest of in the securities of companies of any size.
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO  (Class S) (formerly   Seeks long-term growth of capital and income. Under normal
    Van Kampen Growth and Income Series)                          market conditions, the Portfolio Manager seeks to achieve
    INVESTMENT ADVISER:  Directed Services, Inc.                  the Portfolio's investment objective by investing primarily
    INVESTMENT SUBADVISER: Van Kampen                             in what it believes to be income-producing equity
                                                                  securities, including common stocks and convertible
                                                                  securities; although investments are also made in
                                                                  non-convertible preferred stocks and debt securities rated
                                                                  "investment grade," which are securities rated within the
                                                                  four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's").
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO                              A nondiversified Portfolio that seeks capital appreciation.
    (Class S) (formerly Real Estate Series)                       Secondarily seeks current income. The Portfolio invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its assets in equity securities of companies
    INVESTMENT SUBADVISER: Van Kampen                             in the U.S. real estate industry that are listed on
                                                                  national exchanges or the National Association of
                                                                  Securities Dealers Automated Quotation System ("NASDAQ").
----------------------------------------------------------------- -------------------------------------------------------------
ING PARTNERS, INC.
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (Class S)            Seeks long-term growth of capital. Invests primarily (at
    INVESTMENT ADVISER: ING Life Insurance and Annuity            least 65% of total assets) in the equity securities of
    Company                                                       foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential. Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity            common stocks and related securities, such as preferred
    Company                                                       stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 emerging growth companies.
    Management, Inc.
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
----------------------------------------------------------------- -------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO                                 Seeks long-term capital appreciation. A nondiversified
    INVESTMENT ADVISER:  ING Investments, LLC                     Portfolio that under normal conditions, invests at least
                                                                  65% of net assets in equity securities of issuers located in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)                                   Seeks to maximize total return as is consistent with
    INVESTMENT ADVISER:  ING Investments, LLC                     reasonable risk, through investment in a diversified
    INVESTMENT SUBADVISER:  Aeltus Investment                     portfolio consisting of debt securities. Under normal
       Management, Inc.                                           market conditions, invests at least 80% of net assets in
                                                                  high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may invest up to 15% of
                                                                  total assets in high-yield instruments and up to 25% of
                                                                  total assets in foreign debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Index (S&P 500), while
    INVESTMENT ADVISER:  ING Investments, LLC                     maintaining a market level of risk. Invests at least 80% of
    INVESTMENT SUBADVISER:  Aeltus Investment                     net assets in stocks included in the S&P 500. The
       Management, Inc.
                                                                  subadviser's objective is to overweight those stocks in the
                                                                  S&P 500 that they believe will outperform the index and
                                                                  underweight or avoid those stocks in the S&P 500 that they believe will underperform the index.
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
----------------------------------------------------------------- -------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO                             Seeks long-term growth of capital. Invests primarily in
    (Service Class)                                               common stock of U.S. companies that the portfolio managers
    INVESTMENT ADVISER:  ING Investments, LLC                     feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities purchased on the basis of the potential for
                                                                  capital appreciation. These securities may be from
                                                                  large-cap, mid-cap or small-cap companies.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO  (Service Class)                        Seeks growth of capital, with dividend income as a
    INVESTMENT ADVISER:  ING Investments, LLC                     secondary consideration. Normally invests at least 80% of
                                                                  assets in common stocks of large companies, which are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the
                                                                  1,000 largest companies as measured by equity market
                                                                  capitalization.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                           Seeks long-term capital appreciation. Normally invests at
    (Service Class)                                               least 80% of assets in the common stock of smaller,
    INVESTMENT ADVISER:  ING Investments, LLC                     lesser-known U.S. companies that are believed to have above average prospects for growth. For this Portfolio, smaller
                                                                  companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell 2000 Index.
----------------------------------------------------------------- -------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------------- -------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND (Series II)                 Seeks long-term growth of capital. Seeks to meet its
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     objective by investing in securities of companies that are
    INVESTMENT SUBADVISER:  H.S. Dent Advisors, Inc.              likely to benefit from changing demographic, economic and
                                                                  lifestyle trends. These securities may include common
                                                                  stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market
                                                                  capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
----------------------------------------------------------------- -------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO (Service                   Seeks reasonable income. Also considers the potential for
    Class 2)                                                      capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research            exceeds the composite yield on the securities comprising
    Co.                                                           the Standard & Poor's 500 Index. Normally invests at least
    INVESTMENT SUBADVISER: Subadviser: FMR Co., Inc.              80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).
----------------------------------------------------------------- -------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO (Service Class 2)                  Seeks to achieve capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management &        Research     primarily in common stocks of companies the investment
    Co.                                                           adviser believes have above-average growth potential (often
    INVESTMENT SUBADVISER: Subadviser: FMR Co., Inc.              called "growth" stocks).
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VIF-- FINANCIAL SERVICES FUND                             Seeks capital growth. The Fund normally invests at least
    INVESTMENT ADVISER:  INVESCO Variable Investment Funds, Inc.  80% of its net assets in the equity securities and
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             equity-related instruments of companies involved in the
                                                                  financial services sector. These companies include, but are not limited to, banks (regional and money centers),
                                                                  insurance companies (life, property and casualty, and
                                                                  multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government sponsored
                                                                  agencies) and suppliers to financial services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. In general, the Fund emphasizes companies that INVESCO believes are strongly managed and
                                                                  will generate above-average long-term capital appreciation.
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VIF-- HEALTH SCIENCES FUND                                Seeks capital growth by normally investing at least 80% of
    INVESTMENT ADVISER:  INVESCO Variable Investment Funds, Inc.  its net assets in the equity securities and equity-related
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             instruments of companies that develop, produce, or
                                                                  distribute products or services related to health care.
                                                                  These companies include, but are not limited to, medical
                                                                  equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. At any given time, 20% of the Fund's assets is not required to be
                                                                  invested in the sector.
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VIF-- LEISURE FUND                                        Seeks capital growth. The Fund normally invests at least
    INVESTMENT ADVISER:  INVESCO Variable Investment Funds, Inc.  80% of its net assets in the equity securities and
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             equity-related instruments of companies engaged in the
                                                                  design, production, and distribution of products related the leisure activities. These industries include, but are not
                                                                  limited to, hotels/gaming, publishing, advertising,
                                                                  beverages, audio/video, broadcasting-radio/TV, cable &
                                                                  satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail,
                                                                  and toys. At any given time, 20% of the Fund's assets is not required to be invested in the sector.
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VIF-- UTILITIES FUND                                      Seeks capital growth. It also seeks current income. The
    INVESTMENT ADVISER:  INVESCO Variable Investment Funds, Inc.  Fund normally invests at least 80% of its net assets in the
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             equity securities and equity-related instruments of
                                                                  companies engaged in utilities-related industries. These
                                                                  include, but are not limited to, companies that produce,
                                                                  generate, transmit, or distribute natural gas or
                                                                  electricity, as well as in companies that provide
                                                                  telecommunications services, including local, long distance and wireless. A portion of the Fund's assets are not
                                                                  required to be invested in the sector.
----------------------------------------------------------------- -------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
----------------------------------------------------------------- -------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND (CLASS B)                           Seeks long-term growth by investing primarily in small
    INVESTMENT ADVISER:  Columbia Management                      capitalization equities.
       Advisers, Inc.
----------------------------------------------------------------- -------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------- -------------------------------------------------------------
PIMCO HIGH YIELD PORTFOLIO                                        Seeks maximum total return, consistent with
    INVESTMENT ADVISER: Pacific Investment                        preservation ofcapital and prudent investment management.
       Management Co.
----------------------------------------------------------------- -------------------------------------------------------------
PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO                      Seeks total return which exceeds that of the S&P 500.
    INVESTMENT ADVISER:  Pacific Investment
       Management Co.
----------------------------------------------------------------- -------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------------------------------- -------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)                             Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      broad list of carefully selected, reasonably priced
                                                                  securities rather than in securities whose prices reflect a premium resulting from their current market popularity.
                                                                  Invests the major portion of its assets in equity
                                                                  securities, primarily of U.S. issuers.
----------------------------------------------------------------- -------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO (Class II)                    Seeks capital appreciation by investing in a diversified
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      portfolio of securities consisting primarily of common
                                                                  stocks. Normally, invests at least 80% of total assets in
                                                                  equity securities of mid-size companies, that is, companies with market values within the range of market values of
                                                                  companies included in the Russell Midcap(R) Value Index.
----------------------------------------------------------------- -------------------------------------------------------------
PRO FUNDS VP
----------------------------------------------------------------- -------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors, LLC                     that correspond to the daily performance of the S&P 500
                                                                  Index.
----------------------------------------------------------------- -------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors, LLC                    that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors, LLC                     that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
----------------------------------------------------------------- -------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors, LLC                    that correspond to the daily performance of the Russell
                                                                  2000 Index.
----------------------------------------------------------------- -------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
----------------------------------------------------------------- -------------------------------------------------------------
JENNISON PORTFOLIO (Class II)                                     Seeks to achieve long-term growth of capital. Invests
    INVESTMENT ADVISER:  Prudential Investments, LLC              primarily in equity securities of major, established
    INVESTMENT SUBADVISER:  Jennison Associates, LLC              corporations that the investment adviser believes offer
                                                                  above-average growth prospects. May invest up to 30% of
                                                                  total assets in foreign securities. Normally invests 65% of total assets in common stocks and preferred stocks of
                                                                  companies with capitalization in excess of $1 billion.
----------------------------------------------------------------- -------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO (Class II)             Seeks long-term growth of capital. Invests in
    INVESTMENT ADVISER:  Prudential Investments, LLC              equity-related securities of foreign issuers that the
    INVESTMENT SUBADVISER:  Jennison Associates, LLC              subadviser thinks will increase in value over a period of
                                                                  years. Invests primarily in the common stock of large and
                                                                  medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of
                                                                  foreign companies operating or based in at least five
                                                                  different countries.
----------------------------------------------------------------- -------------------------------------------------------------

--------------------------------------------------------------------------------
 APPENDIX  C
--------------------------------------------------------------------------------


                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire. Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment. Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences. Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

          (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

          (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

          (3)  We add (1) and

          (4) We subtract from (3) any transfers from that Fixed Interest Allocation.

          (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you. The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year. Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

--------------------------------------------------------------------------------
 APPENDIX  D
--------------------------------------------------------------------------------


                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply. You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

--------------------------------------------------------------------------------
 APPENDIX  E
--------------------------------------------------------------------------------


                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that the Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $280 ($7,000 x .04). The amount of the withdrawal paid to you will be $10,220 ($10,500 - $280). If the MRD had been $4,000, instead of $2,000, the amount subject to the 4% surrender charge would be $6,500 ($10,500 - $4,000) and a surrender charge of $260 ($6,500 x .04) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

--------------------------------------------------------------------------------
 APPENDIX  F
--------------------------------------------------------------------------------


          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                           FOR YR-2001 CONTRACT OWNERS

These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit and to the 7% Solution element of the Max 7 Death Benefit.

EXAMPLE #1:  THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

               The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

               MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

               AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)



EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

               The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

               MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

               AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

               The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

               MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

               AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

--------------------------------------------------------------------------------
 APPENDIX  G
--------------------------------------------------------------------------------


                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

     EXAMPLE #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------




-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000            0         --    1,000     1,000
      1      1,070        --     1,070            1         --    1,000     1,000
      2      1,145        --     1,145            2         --    1,000     1,000
      3      1,225        --     1,225            3         --    1,000     1,000
      4      1,311        --     1,311            4         --    1,000     1,000
      5      1,403        --     1,403            5         --    1,000     1,000
      6         --     1,403     1,403            6      1,070       --     1,070
      7         --     1,403     1,403            7      1,145       --     1,145
      8         --     1,403     1,403            8      1,225       --     1,225
      9         --     1,403     1,403            9      1,311       --     1,311
     10         --     1,403     1,403           10      1,403       --     1,403
-----------------------------------------    ---------------------------------------

    EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

                     -----------------------------------------------------------------------------
                    7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
                     -----------------------------------------------------------------------------
                                      Covered           Excluded            Total
                                 --------------------------------------------------------
                      End of yr  7% MGDB                                                  Death
                                             AV    "7% MGDB"    AV    7% MGDB     AV     Benefit
                          0        500      500       500      500     1,000     1,000    1,000
                          1        535      510       535      510     1,045     1,020    1,045
                          2        572      490       572      490     1,062      980     1,062
                          3        613      520       613      520     1,133     1,040    1,133
                          4        655      550       655      550     1,205     1,100    1,205
                          5        701      450       701      450     1,151      900     1,151
                          6        750      525       750      525     1,275     1,050    1,275
                          7        803      600       803      600     1,403     1,200    1,403
                          8        859      750       859      750     1,609     1,500    1,609
                          9        919      500       919      500     1,419     1,000    1,419
                         10        984      300       984      300     1,284      600     1,284


                     -----------------------------------------    -----------------------------------------
                              7% MGDB IF 0% INVESTED                      7% MGDB IF 100% INVESTED
                                IN EXCLUDED FUNDS                            IN EXCLUDED FUNDS
                     -----------------------------------------    -----------------------------------------
                                      Covered                                     Excluded
                                --------------------                        ---------------------
                     End of yr                        Death       End of yr                        Death
                                 7% MGDB     AV      Benefit                "7% MGDB"     AV      Benefit
                         0        1,000     1,000     1,000           0       1,000     1,000      1,000
                         1        1,070     1,020     1,070           1       1,070     1,020      1,020
                         2        1,145       980     1,145           2       1,145       980        980
                         3        1,225     1,040     1,225           3       1,225     1,040      1,040
                         4        1,311     1,100     1,311           4       1,311     1,100      1,100
                         5        1,403       900     1,403           5       1,403       900        900
                         6        1,501     1,050     1,501           6       1,501     1,050      1,050
                         7        1,606     1,200     1,606           7       1,606     1,200      1,200
                         8        1,718     1,500     1,718           8       1,718     1,500      1,500
                         9        1,838     1,000     1,838           9       1,838     1,000      1,000
                         10       1,967       600     1,967          10       1,967       600        600
                     -----------------------------------------    -----------------------------------------



          Note: AV are hypothetical illustrative values. Not a projection. "7%
               MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

           -------------------------------------------------------------------------------
                           TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                                     AT THE BEGINNING OF YEAR 6
           -------------------------------------------------------------------------------
                           Covered            Excluded            Total
                      ---------------------------------------------------------
           end of yr  7% MGDB     AV     "7%         AV     7% MGDB     AV     Death
                                          MGDB"                                 Benefit
               --      1,000     1,000       --       --     1,000     1,000     1,000
                1      1,050     1,020       --       --     1,050     1,020     1,050
                2      1,103       980       --       --     1,103       980     1,103
                3      1,158     1,040       --       --     1,158     1,040     1,158
                4      1,216     1,100       --       --     1,216     1,100     1,216
                5      1,276       900       --       --     1,276       900     1,276
                6         --       --     1,340     1,050    1,050     1,050     1,050
                7         --       --     1,407     1,200    1,200     1,200     1,200
                8         --       --     1,477     1,500    1,500     1,500     1,500
                9         --       --     1,551     1,000    1,000     1,000     1,000
               10         --       --     1,629       600       600      600        600


           Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).



           -------------------------------------------------------------------------------
                           TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                                     AT THE BEGINNING OF YEAR 6

           -------------------------------------------------------------------------------
                           Covered            Excluded            Total
                      ---------------------------------------------------------
           end of yr  7% MGDB     AV     "7%         AV     7% MGDB     AV     Death
                                          MGDB"                                 Benefit
               --         --       --     1,000     1,000    1,000     1,000     1,000
               1          --       --     1,050     1,020    1,020     1,020     1,020
               2          --       --     1,103       980      980       980       980
               3          --       --     1,158     1,040    1,040     1,040     1,040
               4          --       --     1,216     1,100    1,100     1,100     1,100
               5          --       --     1,276       900      900       900       900
               6          945    1,050       --        --      945     1,050     1,050
               7          992    1,200       --        --      992     1,200     1,200
               8        1,042    1,500       --        --    1,042     1,500     1,500
               9        1,094    1,000       --        --    1,094     1,000     1,094
              10        1,149      600       --        --    1,149       600     1,149
           -------------------------------------------------------------------------------

              Note: 7% MGDB transferred to Covered Funds is the lesser of 7%
                    MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

--------------------------------------------------------------------------------
 APPENDIX  H
--------------------------------------------------------------------------------


              DEATH BENEFITS FOR CATEGORY PRE-2001 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefit and mortality and expense charges applicable to contract owners in the Pre-2001 category. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFIT

If you die before the annuity start date, we determine the death benefit as follows. If you are age 67 or younger at the time of purchase, the death benefit is the greatest of:

          1)   the contract value;

          2) the total premium payments made under the Contract after subtracting any withdrawals;

          3) the cash surrender value; or 4) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to you attaining age 76.

If you are between ages 68 and 75 at the time of purchase, the death benefit is the greatest of:

          1)   the contract value;

          2) the total premium payments made under the Contract after subtracting any withdrawals;

          3)   the cash surrender value; or

          4) the contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary but on or before your death.

If you are age 76 or older at the time of purchase, the death benefit is the greater of:

          1)   the contract value; or

          2)   the cash surrender value.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge and the asset-based administrative charge, on an annual basis, for Category Pre-Year 2001 contract owners are as follows:

          Mortality & Expense Risk Charge                      1.25%
          Asset-Based Administrative Charge                    0.15%
                                                               -----
              Total                                            1.40%



The mortality and expense risk charge is deducted each business day at the rate of .003857% for each day since the previous business day.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

--------------------------------------------------------------------------------
 APPENDIX  I
--------------------------------------------------------------------------------


               DEATH BENEFITS FOR CATEGORY YR-2001 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 category. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. AS USED IN THIS APPENDIX, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

          1)   the contract value; and

          2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

          1)   the contract value allocated to Special Funds; and

          2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

          1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

          2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

          3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

       In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal. ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special
Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit. For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

          1)   the Standard Death Benefit;

          2)   the floor; and

          3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

          1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

          2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

          1)   the Standard Death Benefit;

          2)   the floor; and

          3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

          1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

          2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

          3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

          4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

--------------------------------------------------------------------------------
 APPENDIX  J
--------------------------------------------------------------------------------


                DEATH BENEFITS FOR CATEGORY MAY-2002 AND YR-2003
                                 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center. The following enhanced death benefit option was available when you purchased your Contract:

The DEFERRED RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds. No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

          o the current contract value in Covered Funds (after deductions occurring as of that date); or

          o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

          o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

          o    for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

          o the current contract value in Excluded Funds (after deductions occurring as of that date); or

          o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Deferred Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro-rata basis.

CHANGE OF CONTRACT OWNER OR BENEFICIARY

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The mortality and expense risk charge is deducted each business day at the rate of .003585%.

--------------------------------------------------------------------------------
 APPENDIX  K
--------------------------------------------------------------------------------


                      DEATH BENEFITS FOR MAY-2002, YR-2003
                          AND MAY-2003 CONTRACT OWNERS

The following is a description of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit for May-2002, Yr-2003 and May-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

          1)   the Standard Death Benefit; and

          2)   the lesser of:

               a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

               b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds. The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis. The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

          1) the current contract value in Covered Funds (after deductions occurring as of that date); and

          2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract
anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

          1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

          2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

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 APPENDIX  L
--------------------------------------------------------------------------------


               OPTIONAL RIDER BENEFITS FOR YR-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ----------------- -----------------------------------------------
           Waiting Period    Quarterly Charge
           ----------------- -----------------------------------------------
           10 Year           0.125% of the MGAB Charge Base (0.50% annually)
           20 Year           0.125% of the MGAB Charge Base (0.50% annually)
           ----------------- -----------------------------------------------


The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           -------------- -----------------------------------------------
           MGIB Rate      Quarterly Charge
           -------------- -----------------------------------------------
           7%             0.125% of the MGIB Charge Base (0.50% annually)
           -------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS. If you purchased the MGAB rider on the contract date, and

             (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

             (ii) elected the twenty-year option your MGAB Base for Special and
                  Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

             If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

             Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

             Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

             Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred. Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

        2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

        3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date. MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

             (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

             (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

             (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds. The MGIB Base is equal to the lesser of (i) and (ii) where:

             (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

             (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

             Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base. Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

             The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

         2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

        3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

             The MGIB Income Options are available under the MGIB Rider:

               (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

               (ii) Income for a 20-30 Year Period Certain; or

               (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF
(1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider. Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred. Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account or the floor is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

          (i)  your MGWB Withdrawal Account or the floor is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

EXCLUDED FUNDS

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

--------------------------------------------------------------------------------
 APPENDIX  M
--------------------------------------------------------------------------------


                       OPTIONAL RIDER BENEFIT CHARGES AND
                        MINIMUM GUARANTEED INCOME BENEFIT
                          FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ------------------ ------------------------------------------------
           Waiting Period     Quarterly Charge
           ------------------ ------------------------------------------------
           10 Year            0.125% of the MGAB Charge Base (0.50% annually)
           20 Year            0.125% of the MGAB Charge Base (0.50% annually)
           ------------------ ------------------------------------------------


The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           -------------- -----------------------------------------------
           MGIB Rate      Quarterly Charge
           -------------- -----------------------------------------------
           7%             0.125% of the MGIB Charge Base (0.50% annually)
           -------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

Please see the prospectus for a description of the Minimum Guaranteed Withdrawal Benefit and Minimum Guaranteed Accumulation Benefit. MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

        (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

        (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

               a)   is the Maximum MGIB Base; and

               b)   is the sum of:

                    1)   the MGIB Base allocated to Covered Funds;

                    2)   the MGIB Base allocated to Special Funds; and

                    3)   the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category. The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

             The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

             The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

             Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base. The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

             Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

             Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

             Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

             Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

        2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000. The MGIB Income Options are available under the MGIB Rider:

               (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

               (ii) Income for a 20-30 Year Period Certain; or

               (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

--------------------------------------------------------------------------------
 APPENDIX  N
--------------------------------------------------------------------------------


                       OPTIONAL RIDER BENEFIT CHARGES AND
                           OPTIONAL BENEFIT RIDERS FOR
                 MAY-2002, YR-2003 AND MAY-2003 CONTRACT OWNERS

The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

Minimum Guaranteed Accumulation Benefit rider:*

           ------------------ ------------------------------ -------------------------------
           Waiting Period     As an Annual Charge            As a Quarterly Charge
           ------------------ ------------------------------ -------------------------------
           10 Year            0.65% of the MGAB Charge Base  0.1625% of the MGAB Charge Base
           20 Year            0.65% of the MGAB Charge Base  0.1625% of the MGAB Charge Base
           ------------------ ------------------------------ -------------------------------

            * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

       ------------------------- ---------------------------------------------
       As an Annual Charge       As a Quarterly Charge
       ------------------------- ---------------------------------------------
       0.65% of contract value   0.1625% of the MGWB Eligible Payment Amount**
       ------------------------- ---------------------------------------------

            ** The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of: a) the MGAB Base allocated to Covered Funds; b) the MGAB Base allocated to Special Funds; and
             c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds. No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                  For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

                  For Contracts issued prior to
                  September 2, 2003, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

             No investment options are currently designated as Excluded Funds.

             The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

             The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

             If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers. We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories. Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

        2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

        1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

        2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND (II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider. Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          1)   your contract value is greater than zero;

          2)   your MGWB Withdrawal Account is greater than zero;

          3)   you have not reached your latest allowable annuity start date;

          4)   you have not elected to annuitize your Contract; and

          5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

         AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

          1)   your MGWB Withdrawal Account is greater than zero;

          2)   you have not reached your latest allowable annuity start date;

          3)   you have not elected to annuitize your Contract; and

          4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

                                   ING [LOGO]


                     ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.
--------------------------------------------------------------------------------

ES II                                                                02/XX/2004

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   ING USA ANNUITY AND LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

   DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                           GOLDENSELECT GENERATIONS(R)

--------------------------------------------------------------------------------

                                                               FEBRUARY XX, 2004

           This prospectus describes GoldenSelect Generations, a group and individual deferred combination variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

           The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

           You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

           REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

            This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated February XX, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
            THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON
                                 THE NEXT PAGE.
--------------------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.                                                J.P. MORGAN FLEMING INVESTMENT MANAGEMENT, INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)                    ING JPMorgan Small Cap Equity Portfolio (Class S) (1)
A I M CAPITAL MANAGEMENT, INC.                                      JANUS CAPITAL MANAGEMENT LLC
  ING AIM Mid Cap Growth Portfolio (Class S) (1)                      ING Janus Growth and Income Portfolio (Class S) (1)
ALLIANCE CAPITAL MANAGEMENT L.P.                                      ING Janus Special Equity Portfolio (Class S) (1)
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)               JENNISON ASSOCIATES LLC
BARING INTERNATIONAL INVESTMENT LIMITED                               ING Jennison Equity Opportunities Portfolio (Class S) (1)
  ING Developing World Portfolio (Class S) (1)                        Jennison Portfolio (Class II) (5)
  ING Hard Assets Portfolio (Class S) (1)                             SP Jennison International Growth Portfolio (Class II) (5)
CAPITAL GUARDIAN TRUST COMPANY                                      JULIUS BAER INVESTMENT MANAGEMENT, INC.
  ING Capital Guardian Large Cap Value Portfolio (Class S)(1)         ING Julius Baer Foreign Portfolio(1)
  ING Capital Guardian Managed Global Portfolio (Class S)(1)        MARSICO CAPITAL MANAGEMENT, LLC
  ING Capital Guardian Small Cap Portfolio (Class S) (1)              ING Marsico Growth Portfolio (Class S) (1)
CAPITAL RESEARCH AND MANAGEMENT COMPANY                             MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING American Funds Growth Portfolio(2)                              ING MFS Mid Cap Growth Portfolio (Class S) (1)
  ING American Funds Growth-Income Portfolio(2)                       ING MFS Research Portfolio (Class S) (1)
  ING American Funds International Portfolio(2)                       ING MFS Total Return Portfolio (Class S) (1)
COLUMBIA MANAGEMENT ADVISERS, INC.                                  MERCURY ADVISORS
  Colonial Small Cap Value Fund (Class B)                             ING Mercury Focus Value Portfolio (Class S) (1)
EAGLE ASSET MANAGEMENT, INC.                                          ING Mercury Fundamental Growth Portfolio (Class S) (1)
  ING Eagle Asset Value Equity Portfolio (Class S) (1)              PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
FIDELITY(R)MANAGEMENT & RESEARCH CO.                                   ING PIMCO Core Bond Portfolio (Class S) (1)
  Fidelity(R)VIP Growth Portfolio (Class S2)                           PIMCO High Yield Portfolio
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)                  PIONEER INVESTMENT MANAGEMENT, INC.
  ING FMRSM Diversified Mid Cap Portfolio (Class S) (1)               Pioneer Fund VCT Portfolio (Class II)
GOLDMAN SACHS ASSET MANAGEMENT, L.P.                                  Pioneer Mid-Cap Value VCT Portfolio (Class II)
  ING Goldman Sachs Internet TollkeeperSM Portfolio                 PROFUND ADVISORS LLC
    (Class S) (1)  (3)                                                ProFund VP Bull
ING INVESTMENT MANAGEMENT, LLC                                        ProFund VP Europe 30
  ING Limited Maturity Bond Portfolio (Class S) (1)                   ProFund VP Rising Rates Opportunity
  ING Liquid Assets Portfolio (Class S) (1)                           ProFund VP Small-Cap
ING INVESTMENTS, LLC                                                SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING International Portfolio (Class S) (1)                           ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING VP Bond Portfolio (Class S)                                     ING Salomon Brothers Investors Portfolio (Class S) (1)
  ING VP Growth Opportunities Portfolio (Class S)                     ING Salomon Brothers Aggressive Growth Portfolio
  ING VP Index Plus LargeCap Portfolio (Class S)                        (Class S)(2)
  ING VP MagnaCap Portfolio (Class S)                               T. ROWE PRICE ASSOCIATES, INC.
  ING VP SmallCap Opportunities Portfolio (Class S)                   ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  ING VP Worldwide Growth Portfolio (Class S)                         ING T. Rowe Price Capital Appreciation Portfolio
INVESCO FUNDS GROUP, INC.                                               (Class S) (1)
  INVESCO VIF-- Financial Services Fund                             UBS GLOBAL ASSET MANAGEMENT
  INVESCO VIF-- Health Sciences Fund                                  ING UBS US Balanced Portfolio (Class S) (1)
  INVESCO VIF-- Leisure Fund                                        VAN KAMPEN
  INVESCO VIF-- Utilities Fund                                        ING Van Kampen Equity Growth Portfolio (Class S) (1)
J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON)                         ING Van Kampen Global Franchise Portfolio (Class S) (1)
  LLC.                                                                ING Van Kampen Growth and Income Portfolio (Class S)(1)
    ING JPMorgan Fleming International Portfolio (Class S)(4)         ING Van Kampen Real Estate Portfolio (Class S) (1)

      (1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V.

      (2) The investment adviser for this portfolio is ING Investments, LLC. The portfolio manager listed is the sub-advisor.

      (3) Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.
      (4) The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

      (5) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
 TABLE  OF  CONTENTS
--------------------------------------------------------------------------------


                                                     PAGE                                                             PAGE

Index of Special Terms..............................  ii         Death Benefit Choices...............................
Fees and Expenses...................................   1           Death Benefit During the Accumulation Phase.......
Condensed Financial Information.....................                   Standard Death Benefit........................
  Accumulation Unit.................................                   Enhanced Death Benefit Options................
  The Net Investment Factor.........................                   Earnings Multiplier Benefit Rider.............
  Performance Information...........................               Death Benefit During the Income Phase.............
  Financial Statements..............................               Continuation After Death-- Spouse.................
ING USA Annuity and Life Insurance Company..........               Continuation After Death-- Not a Spouse...........
ING USA Separate Account B..........................               Required Distributions Upon Contract
The Trusts and Funds................................                   Owner's Death.................................
Covered Funds, Special Funds and Excluded                        The Annuity Options.................................
  Funds  ...........................................             Other Contract Provisions...........................
Charges and Fees....................................             Other Information...................................
  Charge Deduction Subaccount.......................             Federal Tax Considerations..........................
  Charges Deducted from the Contract Value..........             Statement of Additional Information
      Surrender Charge..............................               Table of Contents.................................
      Waiver of Surrender Charge for Extended                    Appendix A
         Medical Care...............................               Condensed Financial Information...................  A1
      Free Withdrawal Amount........................             Appendix B
      Surrender Charge for Excess Withdrawals.......               The Investment Portfolios.........................  B1
      Premium Taxes.................................             Appendix C
      Administrative Charge.........................               Fixed Account II..................................  C1
      Transfer Charge...............................             Appendix D
  Charges Deducted from the Subaccounts.............               Fixed Interest Division...........................  D1
      Mortality and Expense Risk Charge.............             Appendix E
      Asset-Based Administrative Charge.............               Surrender Charge for Excess Withdrawals
      Earnings Multiplier Benefit Charge............                   Example.......................................  E1
      Optional Rider Charges........................             Appendix F
  Trust and Fund Expenses...........................               Withdrawal Adjustment for 7% Solution
The Annuity Contract................................                   Death Benefit Examples........................  F1
  Contract Date and Contract Year ..................             Appendix G
  Contract Owner....................................               Special Funds and Excluded Funds Examples.........  G1
  Annuity Start Date................................             Appendix H
  Annuitant.........................................               Death Benefits for Yr-2001 Contract Owners........  H1
  Beneficiary.......................................             Appendix I
  Purchase and Availability of the Contract.........               Death Benefits for May-2002 and Yr-2003
  Crediting of Premium Payments.....................                   Contract Owners...............................  I1
  Administrative Procedures.........................             Appendix J
  Contract Value....................................               Death Benefits for May-2002, Yr-2003 and
  Cash Surrender Value..............................                   May-2003 Contract Owners......................  J1
  Addition, Deletion or Substitution of                          Appendix K
      Subaccounts and Other Changes.................               Optional Rider Benefits for Yr-2001
  The Fixed Account.................................                   Contract Owners...............................  K1
Optional Riders.....................................             Appendix L
  Rider Date........................................               Optional Rider Benefit Charges and Minimum
  No Cancellation...................................                   Guaranteed Income Benefit for May-2002
  Termination.......................................                   Contract Owners...............................  L1
  Minimum Guaranteed Income Benefit Rider...........             Appendix M
  Minimum Guaranteed Withdrawal                                    Optional Rider Benefit Charges and Optional
      Benefit Rider.................................                   Benefit Riders for May-2002 and Yr-2003
  Other Contracts...................................                   Contract Owners...............................  M1
Withdrawals.........................................
Transfers Among Your Investments....................

--------------------------------------------------------------------------------
 INDEX  OF  SPECIAL  TERMS
--------------------------------------------------------------------------------


The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                          PAGE

    ----------------------------------------------------- ---------
    Accumulation Unit                                          6
    Annuitant                                                 15
    Annuity Start Date                                        15
    Cash Surrender Value                                      18
    Claim Date
    Contract Date                                             14
    Contract Owner                                            14
    Contract Value                                            18
    Contract Year                                             14
    Covered Fund                                              10
    Earnings Multiplier Benefit                               40
    Excluded Fund                                             10
    Free Withdrawal Amount                                    11
    Max 7 Enhanced Death Benefit                              40
    Net Investment Factor                                      6
    Quarterly Ratchet Enhanced Death Benefit                  39
    Restricted Fund                                            9
    Rider Date                                                20
    7% Solution Death Benefit Element                         38
    Special Fund                                              10
    Standard Death Benefit                                    36
    Net Rate of Return



The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS       CORRESPONDING TERM USED IN THE CONTRACT

    ---------------------------------- ---------------------------------------
    Accumulation Unit Value            Index of Investment Experience
    Annuity Start Date                 Annuity Commencement Date
    Contract Owner                     Owner or Certificate Owner
    Contract Value                     Accumulation Value
    Transfer Charge                    Excess Allocation Charge
    Fixed Interest Allocation          Fixed Allocation
    Free Look Period                   Right to Examine Period
    Guaranteed Interest Period         Guarantee Period
    Subaccount(s)                      Division(s)
    Net Investment Factor              Experience Factor
    Regular Withdrawals                Conventional Partial Withdrawals
    Withdrawals                        Partial Withdrawals

--------------------------------------------------------------------------------
 FEES  AND  EXPENSES
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES/1/

         Surrender Charge:

     COMPLETE YEARS ELAPSED   0     1     2     3     4     5     6     7     8+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE         8%    7%    6%    5%    4%    3%    2%    1%    0%

         Transfer Charge/2/........................  $25 per transfer, if you make more than 12 transfers in a contract year

            1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

            2 We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE/3/......  $30
       (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

            3 We deduct this charge on each contract anniversary and on surrender.


SEPARATE ACCOUNT ANNUAL CHARGES/4/

           ----------------------------------------------------------------------------------------
                                                                      ENHANCED DEATH BENEFITS
                                                        STANDARD      -----------------------
                                                         DEATH        QUARTERLY
                                                        BENEFIT        RATCHET          MAX 7
           ----------------------------------------------------------------------------------------
             Mortality & Expense Risk Charge/5/          1.25%          1.50%           1.70%
             Asset-Based Administrative Charge           0.15%          0.15%           0.15%
                 Total                                   1.40%          1.65%           1.85%
           ----------------------------------------------------------------------------------------

            4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

            5 Please see Appendix [D] for the mortality and expense risk charge applicable to Pre-2001 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE/6/

           ---------------------------- ---------------------------
           As an Annual Charge          As a Quarterly Charge
           ---------------------------- ---------------------------
           0.30% of contract value      0.075% of contract value
           ---------------------------- ---------------------------

            6 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

OPTIONAL RIDER CHARGES/7/

       MINIMUM GUARANTEED INCOME BENEFIT RIDER:

           ------------- ---------------------------------- ----------------------------------
           MGIB Rate     As an Annual Charge                As a Quarterly Charge
           ------------- ---------------------------------- ----------------------------------
           7%            0.75% of the MGIB Charge Base/8/   0.1875% of the MGIB Charge Base/8/
           ------------- ---------------------------------- ----------------------------------

       MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:

           -------------------------- ---------------------------
           As an Annual Charge        As a Quarterly Charge
           -------------------------- ---------------------------
           0.35% of contract value    0.0875% of contract value
           -------------------------- ---------------------------

            7 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

            8 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ---------------------------------------------------------------------------- ------------------ -----------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES/8/                                 MINIMUM           MAXIMUM
     ---------------------------------------------------------------------------- ------------------ -----------------
     (expenses that are deducted from Trust or Fund assets, including
     management fees, distribution and/or service (12b-1) fees/10/, and other           0.54%             2.97%
     expenses):
     ---------------------------------------------------------------------------- ------------------ -----------------

         9 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.98%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

         10 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE/1/

The column labeled "Gross Expense Ratio" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Expense Ratio" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2003.

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  FUND NAME                                                                         TOTAL FUND                NET FUND
                                                          DISTRIBUTION                ANNUAL                   ANNUAL
                                                             AND/OR                  EXPENSES      TOTAL      EXPENSES
                                              INVESTMENT    SERVICE                  WITHOUT      WAIVERS      AFTER
                                               ADVISORY     (12B-1)       OTHER     WAIVERS OR      OR       WAIVERS OR
                                                 FEES         FEE       EXPENSES    REDUCTIONS  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund
  (Series II)/5/                                  0.85%       0.25%        0.58%       1.68%        0.23%       1.45%
Colonial Small Cap Value Fund (Class B)           0.80%       0.25%        0.34%       1.39%        0.29%       1.10%
Fidelity(R)VIP Equity-Income Portfolio
  (Service Class 2)                               0.48%       0.25%        0.10%       0.83%        0.00%       0.83%
Fidelity(R)VIP Growth Portfolio (Service
  Class 2)                                        0.58%       0.25%        0.10%       0.93%        0.00%       0.93%
ING AIM Mid-Cap Growth Portfolio (Service
  Class)                                          0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Alliance Mid-Cap Growth Portfolio
  (Service Class)                                 0.78%       0.25%        0.02%       1.05%        0.00%       1.05%
ING American Funds Growth Portfolio/2/            0.38%       0.75%        0.05%       1.18%        0.00%       1.18%
ING American Funds Growth-Income Portfolio/2/     0.34%       0.75%        0.04%       1.13%        0.00%       1.13%
ING American Funds International Portfolio/2/     0.57%       0.75%        0.09%       1.41%        0.00%       1.41%
ING Capital Guardian Large Cap Value
  Portfolio (Service Class)                       0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Capital Guardian Managed Global
  Portfolio (Service Class)                       1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Capital Guardian Small Cap Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Developing World Portfolio (Service
  Class)                                          1.50%       0.25%        0.01%       1.76%        0.00%       1.76%
ING Eagle Asset Value Equity Portfolio
  (Service Class)/3/                              0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING FMRSM Diversified Mid-Cap Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Goldman Sachs Internet TollkeeperSM
  Portfolio (Service Class)                       1.60%       0.25%        0.01%       1.86%        0.00%       1.86%
ING Hard Assets Portfolio (Service Class)         0.69%       0.25%        0.01%       0.94%        0.00%       0.94%
ING International Portfolio (Service Class)       1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Janus Growth and Income Portfolio
  (Service Class)/3/                              0.85%       0.25%        0.01%       1.11%        0.00%       1.11%
ING Janus Special Equity Portfolio (Service
  Class)                                          0.85%       0.25%        0.01%       1.11%        0.00%       1.11%
ING Jennison Equity Opportunities Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING JPMorgan Fleming International Portfolio
  (Service Class)                                 0.80%       0.25%        0.20%       1.25%        0.00%       1.25%
ING JPMorgan Small Cap Equity Portfolio
  (Service Class)/3/                              0.90%       0.25%        0.01%       1.16%        0.00%       1.16%
ING Julius Baer Foreign Portfolio (Service
  Class)                                          1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Limited Maturity Bond Portfolio (Service
  Class)                                          0.27%       0.25%        0.01%       0.53%        0.00%       0.53%
ING Liquid Assets Portfolio (Service Class)       0.27%       0.25%        0.01%       0.53%        0.00%       0.53%
ING Marsico Growth Portfolio (Service Class)      0.78%       0.25%        0.01%       1.04%        0.00%       1.04%
ING Mercury Focus Value Portfolio (Service
  Class)                                          0.80%       0.25%        0.01%       1.06%        0.00%       1.06%
ING Mercury Fundamental Growth Portfolio
  (Service Class)                                 0.80%       0.25%        0.01%       1.06%        0.00%       1.06%
ING MFS Mid-Cap Growth Portfolio (Service
  Class)                                          0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING MFS Research Portfolio (Service Class)/3/     0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING MFS Total Return Portfolio (Service
  Class)/3/                                       0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING PIMCO Core Bond Portfolio (Service Class)     0.66%       0.25%        0.02%       0.93%        0.00%       0.93%
ING Salomon Brothers Aggressive Growth
  Portfolio (Service Class)                       0.69%       0.25%        0.13%       1.07%        0.00%       1.07%
ING Salomon Brothers All Cap Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Salomon Brothers Investors Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING T. Rowe Price Capital Appreciation
  Portfolio (Service Class)                       0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING T. Rowe Price Equity Income Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING UBS U.S. Balanced Portfolio (Service
  Class)                                          0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Van Kampen Equity Growth Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Van Kampen Global Franchise Portfolio
  (Service Class)                                 1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Van Kampen Growth and Income Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Van Kampen Real Estate Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING VP Bond Portfolio (Class S)                   0.40%       0.25%        0.09%       0.74%        0.00%       0.74%
ING VP Growth Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.58%       1.58%        0.48%       1.10%
ING VP Index Plus LargeCap Portfolio (Class S)    0.35%       0.25%        0.11%       0.71%        0.00%       0.71%
ING VP MagnaCap Portfolio  (Service Class)        0.75%       0.25%        0.45%       1.45%        0.35%       1.10%
ING VP SmallCap Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.49%       1.49%        0.39%       1.10%
ING VP Worldwide Growth Portfolio/4/              1.00%       0.25%        0.82%       2.07%        0.84%       1.23%
INVESCO VIF-- Financial Services Fund             0.75%       0.00%        0.34%       1.09%        0.00%       1.09%
INVESCO VIF-- Health Sciences Fund                0.75%       0.00%        0.32%       1.07%        0.00%       1.07%
INVESCO VIF-- Leisure Fund                        0.75%       0.00%        3.21%       3.96%        0.00%       3.96%
INVESCO VIF-- Utilities Fund                      0.60%       0.00%        0.58%       1.18%        0.00%       1.18%
Jennison Portfolio (Class II)                     0.60%       0.25%        0.16%       1.01%        0.00%       1.01%
PIMCO High Yield Portfolio (Admin Class)/6/       0.25%       0.15%        0.36%       0.76%        0.01%       0.75%
PIMCO StocksPlus Growth and Income Portfolio
  (Admin Class)                                   0.40%       0.15%        0.11%       0.66%        0.00%       0.65%
Pioneer Fund VCT Portfolio (Class II)             0.65%       0.25%        0.16%       1.06%        0.00%       1.06%
Pioneer Mid Cap Value VCT Portfolio (Class II)    0.65%       0.25%        0.17%       1.07%        0.00%       1.07%
ProFund VP Bull                                   0.75%       0.25%        0.91%       1.91%        0.00%       1.91%
ProFund VP Europe 30/8/                           0.75%       0.25%        1.03%       2.03%        0.05%       1.98%
ProFund Rising Rates Opportunity/8/               0.75%       0.25%        1.13%       2.13%        0.15%       1.98%
ProFund VP Small-Cap                              0.75%       0.25%        0.97%       1.97%        0.00%       1.97%
SP Jennison International Growth Portfolio
  (Class II)                                      0.85%       0.25%        0.70%       1.80%        0.00%       1.80%


Footnotes to the "Fund Expense Table"

            1 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees -- Fund Expenses" for additional information.

            2 Because these portfolios are new, "Other Expenses", shown above, are estimated for the current fiscal year. This table reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund.

            3 A portion of the brokerage commissions that these portfolios pay is used to reduce each portfolio's expenses. Including these reductions, the "Total Fund Annual Expenses After Waivers or Reductions" for each portfolio for the year ended December 31, 2002 would have been 0.94% for Eagle Asset Value Equity, 1.08% for Janus Growth and Income, 1.13% for JPMorgan Fleming Small Cap Equity, 0.84% for MFS Research, 0.89% for MFS Total Return and 1.01% for Salomon Brothers All Cap. This arrangement may be discontinued at any time. DSI has voluntarily agreed to waive a portion of its management fee for the MFS Research and MFS Total Return portfolios. Including these waivers, the "Total Fund Annual Expenses After Waivers or Reductions" for each portfolio for the year ended December 31, 2002 would have been 0.90%. This arrangement may be discontinued by DSI at any time.

            4 ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. The expense limit will continue through at least December 31, 2003. The expense limit is contractual and shall renew automatically for one-year terms unless the adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term.

            5 The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I or Series II shares to the extent necessary to limit total annual fund operating expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the fund's distributor has agreed to reimburse Rule 12b-1 Plan fees to the extent necessary to limit Series II total annual fund operating expenses to 1.45%.

            6 "Other Expenses" reflects an administrative fee of 0.35%, and the class's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of Trustees' fees, 0.75% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            7 The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class I shares is less than the expense limitation of the Class I shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced.

            8 ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by Profund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years. The Example reflects the maximum charges for February-2004 contract owners. If you elect different options or are not a February-2004 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   -----------------------------------------------------------------------------
    1) If you surrender your contract at the end of the applicable time period:
   -----------------------------------------------------------------------------
         1 year               3 years              5 years              10 years
         $1,330               $2,213               $3,077                $5,300
    2) If you annuitize at the end of the applicable time period:
         1 year               3 years              5 years              10 years
         $1,330               $2,213               $3,077                $5,300
    3) If you do not surrender your contract:
         1 year               3 years              5 years              10 years
          $530                $1,613               $2,677                $5,300
   ----- --------------------- -------------------- -------------------- -------


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
 CONDENSED  FINANCIAL  INFORMATION
--------------------------------------------------------------------------------


ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A -- Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.
The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios. Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN. We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B for the quarter ended September 30, 2003, and as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of Golden American for the quarter ended September 30, 2003, and as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
 ING  USA  ANNUITY  AND  LIFE  INSURANCE  COMPANY
--------------------------------------------------------------------------------


ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information. Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust. Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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 ING  USA  SEPARATE  ACCOUNT  B
--------------------------------------------------------------------------------


ING USA Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts. Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts. Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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 THE  TRUSTS  AND  FUNDS
--------------------------------------------------------------------------------


Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including ING USA. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by ING USA and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with ING USA and to certain qualified pension and retirement plans. The address of the ING Investors Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Partners, Inc. is a mutual fund whose shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts. The address of Portfolio Partners, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

ING Variable Insurance Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Insurance Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Variable Portfolios, Inc. is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Portfolios, Inc. is 7337
E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Variable Products Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Products Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

INVESCO Variable Investment Funds, Inc. is a mutual fund whose shares are available to separate accounts of life insurance companies, including ING USA. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

The Liberty Variable Insurance Trust is a mutual fund whose shares are available only to separate accounts funding variable annuity and variable life insurance contracts offered by ING USA and other participating insurance companies. The address of Liberty Variable Insurance Trust is 600 Atlantic Avenue, Boston, MA 02210.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including ING USA, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pioneer Variable Contracts Trust is a mutual fund whose shares are available to separate accounts of life insurance companies, including ING USA. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

The ProFunds is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The Prudential Series Fund, Inc. is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including ING USA. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit. Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
 COVERED  FUNDS,  SPECIAL  FUNDS  AND  EXCLUDED  FUNDS
--------------------------------------------------------------------------------


For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

        1)   Covered Funds;

        2)   Special Funds; and

        3)   Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

--------------------------------------------------------------------------------
 CHARGES  AND  FEES
--------------------------------------------------------------------------------


We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED   0     1     2     3     4     5     6     7     8+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE         8%    7%    6%    5%    4%    3%    2%    1%    0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

               ------------------------------ ---------------------------- -----------------------------
                                                   QUARTERLY RATCHET                  MAX 7
                         STANDARD                      ENHANCED                      ENHANCED
                       DEATH BENEFIT                 DEATH BENEFIT                DEATH BENEFIT
               --------------- -------------- -------------- ------------- -------------- --------------
                                  Annual                        Annual                       Annual
                                  Charge                        Charge                       Charge
                               Expressed as                   Expressed                   Expressed as
               Annual Charge    Daily Rate    Annual Charge    as Daily    Annual Charge   Daily Rate
                                                                 Rate
                   1.25%         0.003446%        1.50%       0.004141%        1.70%        0.004697%
               --------------- -------------- -------------- ------------- -------------- --------------

Please see Appendix G for a description of the mortality and expense risk charges for Pre-2001 contract owners. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

           ------------- ------------------------------- -------------------------------
           MGIB Rate     As an Annual Charge             As a Quarterly Charge
           ------------- ------------------------------- -------------------------------
           7%            0.75% of the MGIB Charge Base   0.1875% of the MGIB Charge Base
           ------------- ------------------------------- -------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge immediately prior to the surrender or annuitization. Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
 THE  ANNUITY  CONTRACT
--------------------------------------------------------------------------------


The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003, May-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066. The following is a general description of the categories:

       ---------------- --------------------------------------------------------
       YR-2001:         Contracts purchased on or after January 1, 2001, which
                        offer five death benefit options, including the Annual
                        Ratchet Enhanced Death Benefit to age 90, offer an
                        earnings multiplier benefit option and optional benefit
                        riders and under which the determination of benefits
                        when there are allocations to Special Funds is based on
                        the better of the original Yr-2001 benefit calculation
                        and the Special Funds "floor" (as available in the state
                        of issue at the time of purchase).
       ---------------- --------------------------------------------------------
       MAY-2002:        Contracts purchased on or after May 1, 2002, which offer
                        five death benefit options, including the Annual Ratchet
                        Enhanced Death Benefit to age 90, offer an earnings
                        multiplier benefit option and optional benefit riders,
                        and under which the determination of benefits when there
                        are allocations to Special Funds is the same as the
                        Special Funds "floor," but all withdrawals are pro-rata
                        (as available in the state of issue at the time of
                        purchase).
       ---------------- --------------------------------------------------------
       YR-2003:         Contracts purchased on or after February 4, 2003 which
                        have the same death benefits and living benefits as
                        May-2002 Contracts, but have a different calculation of
                        the Minimum Guaranteed Income Benefit and higher charges
                        for all three living benefit optional riders.
       ---------------- --------------------------------------------------------
       MAY-2003:        Contracts purchased on or after May 1, 2003 which are
                        the same as Yr-2003, but do not offer
                        the Deferred Ratchet Enhanced Death Benefit.
       ---------------- --------------------------------------------------------
       YR-2004:         Contracts purchased on or after February X, 2004 which
                        offer the Quarterly Ratchet Death Benefit, do not offer
                        the 7% Solution Death Benefit, do not offer the Minimum
                        Guaranteed Accumulation Benefit and offer a Minimum
                        Guaranteed Withdrawal Benefit with reset and step-up
                        benefit options.
       ---------------- --------------------------------------------------------


A description of benefits and charges for Yr-2001, May- 2002, Yr-2003 and May-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary. If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus. You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 75 or younger. The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers. The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR
(III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS. We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days. We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

        1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

        2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

          1) We take the contract value in the subaccount at the end of the preceding business day.

          2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

          3)   We add (1) and (2).

          4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.


          5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts. We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges. The following describes the optional riders for Contracts in the Yr-2004 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066. RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider. TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

          o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

          o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio,the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

       For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

       For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate. For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

        1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

        3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base. The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

        (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where: (a) is the MGIB Rollup Base for Covered Funds; (b) is the MGIB Rollup Base for Special Funds; (c) is the MGIB Rollup Base for Excluded Funds; and

        (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

             (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

             (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

        1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB
             Rollup Benefit Base and the MGIB Ratchet Benefit Base.

             (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where: (a) is the MGIB Rollup Base for Covered Funds; (b) is the MGIB Rollup Base for Special Funds; (c) is the contract value allocated to Excluded Funds; and

             (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a) is the MGIB Ratchet Base for Covered and Special Funds;
                      and

                  (b) is the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The
             Maximum MGIB Base is not allocated by Fund category and credits.

             A)   CALCULATION OF MGIB ROLLUP BENEFIT BASE
                  THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

                  Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base. The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

                  Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds. Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

             B)   CALCULATION OF MGIB RATCHET BENEFIT BASE

                  The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

                  o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                      1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and
                      2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

             The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds. Effect of Transfers on MGIB Ratchet Base:

             Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

             Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

             A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

        2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

          a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

          b)   Income for a 20-30 year period certain;

          c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%. Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

        1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

        2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred. YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW). The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          1)   your contract value is greater than zero;

          2)   your MGWB Withdrawal Account is greater than zero;

          3)   you have not reached your latest allowable annuity start date;

          4)   you have not elected to annuitize your Contract; and

          5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

         AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

          1)   your MGWB Withdrawal Account is greater than zero;

          2)   you have not reached your latest allowable annuity start date;

          3)   you have not elected to annuitize your Contract; and

          4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit
Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death. On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contact anniversaries only.

     STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

          1)   we reserve the right to increase the charge for the MGWB Rider;

          2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under this rider.

     DEATH OF OWNER.

         BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing reset option.

         DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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 WITHDRAWALS
--------------------------------------------------------------------------------


Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders." We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month. Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

           ------------------- --------------------------------------
                                        MAXIMUM PERCENTAGE
                                           OF PREMIUMS
            FREQUENCY                NOT PREVIOUSLY WITHDRAWN
           ------------------- --------------------------------------
            Monthly                            0.833%
            Quarterly                          2.50%
            Annually                          10.00%
           ------------------- --------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program. If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time. You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge. CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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 TRANSFERS  AMONG  YOUR  INVESTMENTS
--------------------------------------------------------------------------------


Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders." The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time. We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Limited Maturity Bond subaccount or the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation. If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

        o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

        o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

        o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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 DEATH  BENEFIT  CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN THE YR-2004 CATEGORY. FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit. ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit. The death benefit may be subject to certain mandatory distribution rules required by federal tax law. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

          1)   the contract value; or

          2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

          1)   the Base Death Benefit; and

          2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers. The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

          o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

          o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period. The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB. The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

          1) the current contract value in Covered Funds (after deductions occurring as of that date); and

          2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

          1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

          2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Quarterly Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

          1)   the Standard Death Benefit; and

          2)   the lesser of:

               a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

               b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

       For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

       For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

 The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis. EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date." If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge. The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply: If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own. The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge. If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death." If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code. If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death. Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary. If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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 THE  ANNUITY  OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met. You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20. For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate. Our approval is needed for any option where:

          1) The person named to receive payment is other than the contract owner or beneficiary;

          2)   The person named is not a natural person, such as a corporation;
               or

          3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later. If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

          1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

          2) For Option 3, no amounts are payable after both named persons have died.

          3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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 OTHER  CONTRACT  PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. DSI has entered into a selling agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") to sell the Contracts through registered representatives. This compensation is generally based on a percentage of premium payments. Merrill Lynch may receive commissions of up to 6.0% of premium payments. In addition, it may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 6.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc. We may also make additional payments to Merrill Lynch for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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 OTHER  INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so. We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract. Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of ING USA.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the unaudited financial statements of Golden American for the quarter ended September 30, 2003, and the unaudited statement of assets and liabilities of Separate Account B for the quarter ended September 30, 2003 and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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 FEDERAL  TAX  CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS. This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          o    made on or after the taxpayer reaches age 59 1/2;

          o    made on or after the death of a contract owner;

          o    attributable to the taxpayer's becoming disabled; or

          o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

         DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or

          o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death. If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

         DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

          o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

          o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

         TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

        Any outstanding loan balance impacts the following:

        1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

        2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

        3)   Riders:

             a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

             b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

             c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

         TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

          o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

          o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

--------------------------------------------------------------------------------
 STATEMENT  OF  ADDITIONAL  INFORMATION
--------------------------------------------------------------------------------


         TABLE OF CONTENTS
     TABLE OF CONTENTS

     Item
     Introduction
     Description of ING USA Annuity and Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B


PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

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                           NAME

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                           SOCIAL SECURITY NUMBER

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                           STREET ADDRESS

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                           CITY, STATE, ZIP

Generations - ######                                                  02/XX/2004
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 APPENDIX  A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.


                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.34     $10.99
      Number of Accumulation Units
         Outstanding at End of Period       218,094     16,786

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.59     $10.00 (12)
      AUV at End of Period                    $7.83      $9.59
      Number of Accumulation Units
         Outstanding at End of Period       478,395

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.37      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       523,176

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01     $10.00 (1)
      AUV at End of Period                    $9.91     $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     2,906,118  3,787,157  4,824,609  2,450,796  1,105,850    554,068    231,567     47,478

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.64     $17.21     $21.06     $17.01     $15.41     $12.49     $10.00 (3)
      AUV at End of Period                   $10.10     $14.64     $17.21     $21.06     $17.01     $15.41     $12.49
      Number of Accumulation Units
         Outstanding at End of Period     5,368,761  6,450,280  6,881,891  5,870,533  3,297,314    438,636     38,037

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $10.02     $10.55     $10.00 (7)
      AUV at End of Period                    $7.53     $10.02     $10.55
      Number of Accumulation Units
         Outstanding at End of Period     4,513,818  3,900,663  2,138,069

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53      $9.28 (1)
      AUV at End of Period                   $13.80     $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53
      Number of Accumulation Units
         Outstanding at End of Period     1,965,665  1,757,559  1,348,844    676,402    610,300    443,665    231,774

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00     $10.00 (2)
      AUV at End of Period                   $13.14     $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     5,592,680  7,129,680  6,884,892  5,053,919  2,476,498    559,014    227,347         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.08      $7.58     $11.61      $7.28     $10.00 (6)
      AUV at End of Period                    $6.23      $7.08      $7.58     $11.61      $7.28
      Number of Accumulation Units
         Outstanding at End of Period     1,922,891  2,270,962  2,014,772  2,133,907    417,221

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36     $12.41 (1)
      AUV at End of Period                   $15.00     $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36
      Number of Accumulation Units
         Outstanding at End of Period     2,314,069  2,404,425  2,586,368  1,825,971  1,415,540    469,649    249,994     23,394

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.09      $9.88     $10.00 (9)
      AUV at End of Period                    $7.23      $9.09      $9.88
      Number of Accumulation Units
         Outstanding at End of Period     1,436,694    685,331    290,230

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.62     $10.00 (10)
      AUV at End of Period                    $4.65      $7.62
      Number of Accumulation Units
         Outstanding at End of Period       387,487     47,818

   ING HARD ASSETS
      AUV at Beginning of Period             $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96     $14.71 (1)
      AUV at End of Period                   $14.05     $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96
      Number of Accumulation Units
         Outstanding at End of Period       575,255    295,871    309,819    355,052    258,034     90,379     43,232      2,847

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.66     $11.37     $15.57     $10.29      $9.90     $10.28 (5)
      AUV at End of Period                    $7.16      $8.66     $11.37     $15.57     $10.29      $9.90
      Number of Accumulation Units
         Outstanding at End of Period     4,449,069  5,060,321  5,535,477  4,666,041  2,422,075     90,783

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.87      $9.94     $10.00 (9)
      AUV at End of Period                    $7.05      $8.87      $9.94
      Number of Accumulation Units
         Outstanding at End of Period     1,676,922  1,073,857    274,785

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.32      $8.89     $10.00 (9)
      AUV at End of Period                    $6.08      $8.32      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       464,523    368,091    121,670

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63     $14.23 (1)
      AUV at End of Period                   $15.06     $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63
      Number of Accumulation Units
         Outstanding at End of Period     2,929,610  3,606,212  3,626,696  2,412,721  1,342,756    312,229    174,592     16,369

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        72,898

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.85
      Number of Accumulation Units
         Outstanding at End of Period       169,670

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71     $14.35 (1)
      AUV at End of Period                   $20.16     $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71
      Number of Accumulation Units
         Outstanding at End of Period     6,261,694  4,325,602  3,621,501  2,938,050  1,557,946    133,461     46,293     11,834

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89     $12.76 (1)
      AUV at End of Period                   $15.84     $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89
      Number of Accumulation Units
         Outstanding at End of Period    12,089,343 14,053,316 14,214,982 13,701,796  3,587,644    353,076     84,960     62,084

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.14     $22.02     $28.62     $16.29     $13.03     $11.42     $10.00 (4)
      AUV at End of Period                   $10.52     $15.14     $22.02     $28.62     $16.29     $13.03     $11.42
      Number of Accumulation Units
         Outstanding at End of Period    12,372,395 16,739,731 18,211,995 14,289,972  3,293,705    343,006

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.37
      Number of Accumulation Units
         Outstanding at End of Period        93,268

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        44,773

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21     $12.95 (3)
      AUV at End of Period                   $16.05     $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21
      Number of Accumulation Units
         Outstanding at End of Period     5,485,147  6,612,249  7,313,425  4,873,150  1,905,009    177,125     28,223

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10     $12.25 (4)
      AUV at End of Period                   $15.14     $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10
      Number of Accumulation Units
         Outstanding at End of Period     5,913,309  7,316,946  8,149,686  6,431,949  3,902,975    268,126

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05     $11.41 (4)
      AUV at End of Period                   $19.23     $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05
      Number of Accumulation Units
         Outstanding at End of Period     9,138,045  9,253,396  9,222,565  8,274,090  3,982,961    286,032

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55     $11.20 (6)
      AUV at End of Period                   $12.71     $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55
      Number of Accumulation Units
         Outstanding at End of Period     4,410,375  1,669,195  1,224,547    753,003    396,067     10,655

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.65     $11.59     $10.00 (7)
      AUV at End of Period                    $8.55     $11.65     $11.59
      Number of Accumulation Units
         Outstanding at End of Period     3,519,150  4,280,223  2,182,516

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.63     $11.26     $10.00 (7)
      AUV at End of Period                    $8.07     $10.63     $11.26
      Number of Accumulation Units
         Outstanding at End of Period     1,177,892    952,473    539,461

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07     $14.62 (1)
      AUV at End of Period                   $27.96     $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07
      Number of Accumulation Units
         Outstanding at End of Period     5,326,019  4,592,780  3,264,322  2,546,589  1,628,158    414,805    173,475     13,988

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55     $15.94 (1)
      AUV at End of Period                   $20.45     $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55
      Number of Accumulation Units
         Outstanding at End of Period     2,796,774  3,366,042  2,309,478  2,014,454    800,490    255,396    150,732     21,073

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.82
      Number of Accumulation Units
         Outstanding at End of Period       124,181

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.85
      Number of Accumulation Units
         Outstanding at End of Period       220,958

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19     $12.12 (1)
      AUV at End of Period                   $18.19     $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     6,183,621  7,290,571  8,035,274  7,496,161  4,591,471    853,473    355,191     36,100

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78     $14.91 (1)
      AUV at End of Period                   $28.06     $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78
      Number of Accumulation Units
         Outstanding at End of Period     1,167,176    887,731  1,006,919    534,577    436,867    135,993     42,710      2,910

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.64
      Number of Accumulation Units
         Outstanding at End of Period       719,279

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.79     $10.00 (10)
      AUV at End of Period                    $5.26      $7.79
      Number of Accumulation Units
         Outstanding at End of Period       143,307     82,839

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.35     $10.00 (10)
      AUV at End of Period                    $7.10      $9.35
      Number of Accumulation Units
         Outstanding at End of Period       211,733     38,846

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.33     $10.00 (10)
      AUV at End of Period                    $4.62      $8.33
      Number of Accumulation Units
         Outstanding at End of Period       774,557    180,638

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.02      $8.75     $10.00 (8)
      AUV at End of Period                    $5.21      $7.02      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       467,247    306,137    110,552

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.27     $10.00 (11)
      AUV at End of Period                    $7.65     $10.27
      Number of Accumulation Units
         Outstanding at End of Period       351,424     20,414

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.44
      Number of Accumulation Units
         Outstanding at End of Period        69,607

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.37     $10.00 (11)
      AUV at End of Period                    $7.86      $9.37
      Number of Accumulation Units
         Outstanding at End of Period       584,090     28,966

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.11     $10.00 (11)
      AUV at End of Period                    $6.37      $8.11
      Number of Accumulation Units
         Outstanding at End of Period       127,144      5,341

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.30      $7.85     $10.00 (11)
      AUV at End of Period                    $4.27      $6.30      $7.85
      Number of Accumulation Units
         Outstanding at End of Period     1,009,408  1,264,693    194,916

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.10     $10.01     $10.24     $10.08     $10.00 (6)
      AUV at End of Period                    $9.84     $10.10     $10.01     $10.24     $10.08
      Number of Accumulation Units
         Outstanding at End of Period     6,193,058  5,836,177  5,140,416  5,053,972  1,630,971

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.23     $11.72     $13.13     $11.11     $10.00 (6)
      AUV at End of Period                    $8.05     $10.23     $11.72     $13.13     $11.11
      Number of Accumulation Units
         Outstanding at End of Period     4,911,149  5,825,877  6,006,923  4,797,771  1,527,698

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.39     $10.00 (11)
      AUV at End of Period                    $7.47      $9.39
      Number of Accumulation Units
         Outstanding at End of Period       291,461     27,047

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.72     $10.00 (11)
      AUV at End of Period                    $9.36     $10.72
      Number of Accumulation Units
         Outstanding at End of Period       983,243    170,276

   PROFUND VP BULL
      AUV at Beginning of Period              $8.90     $10.00 (10)
      AUV at End of Period                    $6.67      $8.90
      Number of Accumulation Units
         Outstanding at End of Period     1,231,933    805,047

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.27     $10.00 (10)
      AUV at End of Period                    $6.05      $8.27
      Number of Accumulation Units
         Outstanding at End of Period       257,910      8,429

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.43     $10.00 (10)
      AUV at End of Period                    $7.21      $9.43
      Number of Accumulation Units
         Outstanding at End of Period     1,755,934  1,134,989

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.41      $8.56     $10.00 (9)
      AUV at End of Period                    $4.12      $5.41      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       535,933    294,591     65,551

   FOOTNOTES
   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.34       $10.99
      Number of Accumulation Units
         Outstanding at End of Period      226,140       23,503

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.59       $10.00 (7)
      AUV at End of Period                   $7.83        $9.59
      Number of Accumulation Units
         Outstanding at End of Period      321,872

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.27       $10.00 (7)
      AUV at End of Period                   $6.37        $9.27
      Number of Accumulation Units
         Outstanding at End of Period      534,217

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.83       $10.78      $10.52
      AUV at End of Period                   $8.14        $9.83      $10.78
      Number of Accumulation Units
         Outstanding at End of Period       41,973       72,907      70,287

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.20       $11.41      $11.52
      AUV at End of Period                   $6.56        $9.20      $11.41
      Number of Accumulation Units
         Outstanding at End of Period       41,998       41,998      46,533

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.39       $10.98      $10.27
      AUV at End of Period                   $7.55       $10.39      $10.98
      Number of Accumulation Units
         Outstanding at End of Period        6,936        7,205       4,780

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.69       $11.04       $9.95
      AUV at End of Period                  $12.72       $11.69      $11.04
      Number of Accumulation Units
         Outstanding at End of Period        2,440        2,442       2,299

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $13.12       $13.34      $15.07
      AUV at End of Period                   $8.67       $13.12      $13.34
      Number of Accumulation Units
         Outstanding at End of Period        1,319        1,322       1,108

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.64       $18.85      $21.70 (1)
      AUV at End of Period                   $9.86       $14.64      $18.85
      Number of Accumulation Units
         Outstanding at End of Period    1,870,966    2,160,544   1,797,957

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.59       $17.17      $20.13 (1)
      AUV at End of Period                  $10.06       $14.59      $17.17
      Number of Accumulation Units
         Outstanding at End of Period    1,918,853    1,780,512   1,239,023

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period            $10.01       $10.54      $10.00 (1)
      AUV at End of Period                   $7.52       $10.01      $10.54
      Number of Accumulation Units
         Outstanding at End of Period    6,465,372    4,561,875   1,537,946

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.43       $20.08      $22.29 (1)
      AUV at End of Period                  $13.71       $17.43      $20.08
      Number of Accumulation Units
         Outstanding at End of Period    2,246,289    1,775,926     965,140

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.82       $18.35      $23.69 (1)
      AUV at End of Period                  $13.09       $17.82      $18.35
      Number of Accumulation Units
         Outstanding at End of Period    2,986,430    2,714,045   1,586,595

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.07        $7.57      $11.66 (1)
      AUV at End of Period                   $6.22        $7.07       $7.57
      Number of Accumulation Units
         Outstanding at End of Period    1,365,017    1,495,431     760,058

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $18.25       $19.38      $17.48 (1)
      AUV at End of Period                  $14.92       $18.25      $19.38
      Number of Accumulation Units
         Outstanding at End of Period    1,201,589      833,753     472,034

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.09        $9.88      $10.00 (3)
      AUV at End of Period                   $7.22        $9.09       $9.88
      Number of Accumulation Units
         Outstanding at End of Period    1,947,601      959,092     131,431

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.07
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.61       $10.00 (4)
      AUV at End of Period                   $4.64        $7.61
      Number of Accumulation Units
         Outstanding at End of Period      519,244       89,535

   ING HARD ASSETS
      AUV at Beginning of Period            $14.03       $16.20      $16.12 (1)
      AUV at End of Period                  $13.94       $14.03      $16.20
      Number of Accumulation Units
         Outstanding at End of Period      436,185      144,214      57,353

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.70       $11.43      $15.02 (6)
      AUV at End of Period                   $7.19        $8.70      $11.43
      Number of Accumulation Units
         Outstanding at End of Period    1,834,152    1,624,384   1,257,278

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.87        $9.94      $10.00 (3)
      AUV at End of Period                   $7.04        $8.87       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    2,831,575    1,698,201     170,460

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.32        $8.89      $10.00 (3)
      AUV at End of Period                   $6.07        $8.32       $8.89
      Number of Accumulation Units
         Outstanding at End of Period      610,059      538,057      76,347

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.46       $25.03      $29.44 (1)
      AUV at End of Period                  $14.96       $21.46      $25.03
      Number of Accumulation Units
         Outstanding at End of Period    1,951,375    1,862,499   1,210,622

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.22
      Number of Accumulation Units
         Outstanding at End of Period      106,211

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.84
      Number of Accumulation Units
         Outstanding at End of Period      209,858

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.88       $17.60      $16.56 (1)
      AUV at End of Period                  $19.95       $18.88      $17.60
      Number of Accumulation Units
         Outstanding at End of Period    3,840,533    2,416,706     849,473

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.67       $15.31      $14.70 (1)
      AUV at End of Period                  $15.66       $15.67      $15.31
      Number of Accumulation Units
         Outstanding at End of Period   10,877,063   12,017,917   7,270,477

   ING MARSICO GROWTH
      AUV at Beginning of Period            $15.10       $21.96      $29.12 (1)
      AUV at End of Period                  $10.48       $15.10      $21.96
      Number of Accumulation Units
         Outstanding at End of Period    5,599,657    6,476,226   4,730,311

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.37
      Number of Accumulation Units
         Outstanding at End of Period       91,571

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.97
      Number of Accumulation Units
         Outstanding at End of Period       27,664

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.73       $42.16      $38.56 (1)
      AUV at End of Period                  $16.01       $31.73      $42.16
      Number of Accumulation Units
         Outstanding at End of Period    3,084,372    3,144,090   1,992,588

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.35       $26.30      $26.94 (1)
      AUV at End of Period                  $15.07       $20.35      $26.30
      Number of Accumulation Units
         Outstanding at End of Period    2,475,752    2,427,133   1,500,906

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.47       $20.68      $17.46 (1)
      AUV at End of Period                  $19.15       $20.47      $20.68
      Number of Accumulation Units
         Outstanding at End of Period    4,962,123    3,612,214   1,350,560

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.81       $11.70      $11.44 (1)
      AUV at End of Period                  $12.65       $11.81      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    4,516,490    1,400,922     381,139

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.64       $11.59      $10.00 (1)
      AUV at End of Period                   $8.54       $11.64      $11.59
      Number of Accumulation Units
         Outstanding at End of Period    4,205,151    3,977,598   1,200,520

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.62       $11.26      $10.00 (1)
      AUV at End of Period                   $8.06       $10.62      $11.26
      Number of Accumulation Units
         Outstanding at End of Period    1,674,081    1,224,296     313,828

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.99       $25.84      $20.89 (1)
      AUV at End of Period                  $27.72       $27.99      $25.84
      Number of Accumulation Units
         Outstanding at End of Period    4,380,117    2,279,908     507,008

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.71       $23.74      $20.18 (1)
      AUV at End of Period                  $20.28       $23.71      $23.74
      Number of Accumulation Units
         Outstanding at End of Period    2,137,260    1,599,946     470,889

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period      115,969

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.84
      Number of Accumulation Units
         Outstanding at End of Period      255,324

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.53       $24.81      $25.53 (1)
      AUV at End of Period                  $18.08       $21.53      $24.81
      Number of Accumulation Units
         Outstanding at End of Period    1,951,607    1,737,220   1,073,372

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $28.18       $26.44      $20.64 (1)
      AUV at End of Period                  $27.82       $28.18      $26.44
      Number of Accumulation Units
         Outstanding at End of Period      947,489      414,152     211,380

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.64
      Number of Accumulation Units
         Outstanding at End of Period      665,314

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.79       $10.00 (4)
      AUV at End of Period                   $5.26        $7.79
      Number of Accumulation Units
         Outstanding at End of Period      297,927       83,427

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.35       $10.00 (4)
      AUV at End of Period                   $7.10        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      307,643       91,138

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.33       $10.00 (4)
      AUV at End of Period                   $4.62        $8.33
      Number of Accumulation Units
         Outstanding at End of Period    1,042,746      268,186

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $7.02        $8.75      $10.00 (2)
      AUV at End of Period                   $5.20        $7.02       $8.75
      Number of Accumulation Units
         Outstanding at End of Period      859,281      479,640     169,871

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.27       $10.00 (5)
      AUV at End of Period                   $7.65       $10.27
      Number of Accumulation Units
         Outstanding at End of Period      481,392       38,465

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.44
      Number of Accumulation Units
         Outstanding at End of Period      132,021

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.36       $10.00 (5)
      AUV at End of Period                   $7.85        $9.36
      Number of Accumulation Units
         Outstanding at End of Period      491,869       37,443

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.11       $10.00 (5)
      AUV at End of Period                   $6.37        $8.11
      Number of Accumulation Units
         Outstanding at End of Period      152,798        8,161

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.29        $7.84      $10.00 (2)
      AUV at End of Period                   $4.27        $6.29       $7.84
      Number of Accumulation Units
         Outstanding at End of Period    1,366,874    1,272,891     242,694

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.08       $10.00      $10.16 (1)
      AUV at End of Period                   $9.82       $10.08      $10.00
      Number of Accumulation Units
         Outstanding at End of Period    3,925,319    2,641,283     908,512

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.21       $11.70      $12.52 (1)
      AUV at End of Period                   $8.03       $10.21      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    2,241,996    2,222,192   1,178,840

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.38       $10.00 (5)
      AUV at End of Period                   $7.47        $9.38
      Number of Accumulation Units
         Outstanding at End of Period      295,688        5,663

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.36       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      728,410       98,183

   PROFUND VP BULL
      AUV at Beginning of Period             $8.89       $10.00 (4)
      AUV at End of Period                   $6.66        $8.89
      Number of Accumulation Units
         Outstanding at End of Period    1,271,888      267,236

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.26       $10.00 (4)
      AUV at End of Period                   $6.05        $8.26
      Number of Accumulation Units
         Outstanding at End of Period    1,365,500      568,994

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.43       $10.00 (4)
      AUV at End of Period                   $7.21        $9.43
      Number of Accumulation Units
         Outstanding at End of Period    1,133,339      403,215

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.41        $8.56      $10.00 (3)
      AUV at End of Period                   $4.11        $5.41       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      519,700      385,101      44,024

   FOOTNOTES
   (1)  Fund First Available during October 1993
   (2)  Fund First Available during January 1995
   (3)  Fund First Available during October 1995
   (4)  Fund First Available during January 1996
   (5)  Fund First Available during September 1996
   (6)  Fund First Available during February 1997
   (7)  Fund First Available during May 1998
   (8)  Fund First Available during October 2000
   (9)  Fund First Available during May 2001

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.33     $10.99
      Number of Accumulation Units
         Outstanding at End of Period        43,074     77,645

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.58     $10.00 (12)
      AUV at End of Period                    $7.82      $9.58
      Number of Accumulation Units
         Outstanding at End of Period       185,665

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.36      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       219,815

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01     $10.00 (1)
      AUV at End of Period                    $9.80     $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     1,999,023  2,640,192  3,565,531  2,655,079  1,731,615  1,361,070    968,694    152,633

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.51     $17.09     $20.94     $16.94     $15.36     $12.47     $10.00 (3)
      AUV at End of Period                    $9.99     $14.51     $17.09     $20.94     $16.94     $15.36     $12.47
      Number of Accumulation Units
         Outstanding at End of Period     4,478,810  5,716,524  6,622,519  6,210,698  3,474,460  1,288,333    173,758

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.99     $10.53     $10.00 (7)
      AUV at End of Period                    $7.50      $9.99     $10.53
      Number of Accumulation Units
         Outstanding at End of Period     2,128,387  1,783,085    770,213

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49      $9.24 (1)
      AUV at End of Period                   $13.59     $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49
      Number of Accumulation Units
         Outstanding at End of Period     2,796,757  3,208,566  3,496,637  3,306,922  3,354,682  2,721,529  1,375,023

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00     $10.00 (2)
      AUV at End of Period                   $13.00     $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     4,048,976  4,908,965  5,436,275  4,514,345  3,086,639  2,049,765  1,316,663         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.04      $7.55     $11.58      $7.27     $10.00 (6)
      AUV at End of Period                    $6.19      $7.04      $7.55     $11.58      $7.27
      Number of Accumulation Units
         Outstanding at End of Period     1,372,717  1,610,890    991,863    926,115     82,414

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34     $12.40 (1)
      AUV at End of Period                   $14.82     $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34
      Number of Accumulation Units
         Outstanding at End of Period     2,133,007  2,428,124  2,589,777  2,709,066  2,736,311  1,793,172  1,052,064    179,453

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.08      $9.87     $10.00 (9)
      AUV at End of Period                    $7.21      $9.08      $9.87
      Number of Accumulation Units
         Outstanding at End of Period       504,098    261,790    185,852

   ING GET FUND -- SERIES T
      AUV at Beginning of Period             $10.00 (13)
      AUV at End of Period                   $10.07
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period             $10.00 (14)
      AUV at End of Period                   $10.00
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.61     $10.00 (10)
      AUV at End of Period                    $4.64      $7.61
      Number of Accumulation Units
         Outstanding at End of Period       109,776     36,477

   ING HARD ASSETS
      AUV at Beginning of Period             $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80     $14.57 (1)
      AUV at End of Period                   $13.76     $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80
      Number of Accumulation Units
         Outstanding at End of Period       561,649    458,820    598,435    696,930    609,087    637,191    341,711     26,605

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.65     $11.37     $15.59     $10.32      $9.95     $10.34     $10.00 (5)
      AUV at End of Period                    $7.14      $8.65     $11.37     $15.59     $10.32      $9.95     $10.34
      Number of Accumulation Units
         Outstanding at End of Period     1,745,092  2,043,470  2,474,741  1,959,321    680,861     36,098

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.86      $9.94     $10.00 (9)
      AUV at End of Period                    $7.03      $8.86      $9.94
      Number of Accumulation Units
         Outstanding at End of Period       719,851    470,484     88,531

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.31      $8.89     $10.00 (9)
      AUV at End of Period                    $6.06      $8.31      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       162,394    158,129     85,716

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55     $14.16 (1)
      AUV at End of Period                   $14.82     $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55
      Number of Accumulation Units
         Outstanding at End of Period     2,915,036  3,688,603  4,174,489  3,839,680  2,787,732  1,772,316  1,106,359    326,610

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        33,208

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.84
      Number of Accumulation Units
         Outstanding at End of Period        31,084

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56     $14.20 (1)
      AUV at End of Period                   $19.73     $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56
      Number of Accumulation Units
         Outstanding at End of Period     3,063,486  2,547,141  1,769,356  1,835,681  1,121,401    462,583    349,417    136,553

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76     $12.63 (1)
      AUV at End of Period                   $15.51     $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76
      Number of Accumulation Units
         Outstanding at End of Period     5,577,967  7,210,822  5,535,947  7,668,618  2,964,038  1,132,057    383,231     93,239

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.01     $21.86     $28.46     $16.22     $12.99     $11.40     $10.00 (4)
      AUV at End of Period                   $10.41     $15.01     $21.86     $28.46     $16.22     $12.99     $11.40
      Number of Accumulation Units
         Outstanding at End of Period     8,151,064 11,192,041 13,563,138 11,168,535  2,452,150    763,169

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.36
      Number of Accumulation Units
         Outstanding at End of Period        69,302

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        18,057

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19     $12.93 (3)
      AUV at End of Period                   $15.88     $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     3,781,798  4,965,396  5,926,553  3,717,261  1,527,665    518,640     56,163

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07     $12.23 (4)
      AUV at End of Period                   $14.95     $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07
      Number of Accumulation Units
         Outstanding at End of Period     4,975,285  6,799,019  7,760,199  7,240,462  3,875,695    816,216

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03     $11.39 (4)
      AUV at End of Period                   $18.99     $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03
      Number of Accumulation Units
         Outstanding at End of Period     5,740,870  6,331,856  6,431,976  6,739,205  3,973,034    746,754

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53     $11.18 (6)
      AUV at End of Period                   $12.55     $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53
      Number of Accumulation Units
         Outstanding at End of Period     2,142,595    813,599    490,810    382,608    119,924        310

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.62     $11.58     $10.00 (7)
      AUV at End of Period                    $8.51     $11.62     $11.58
      Number of Accumulation Units
         Outstanding at End of Period     1,646,987  2,043,716  1,155,496

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.60     $11.25     $10.00 (7)
      AUV at End of Period                    $8.04     $10.60     $11.25
      Number of Accumulation Units
         Outstanding at End of Period       590,391    533,884    198,869

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91     $14.47 (1)
      AUV at End of Period                   $27.37     $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91
      Number of Accumulation Units
         Outstanding at End of Period     4,093,955  3,679,280  3,165,782  3,304,307  2,780,652  1,766,390    952,517    184,364

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38     $15.78 (1)
      AUV at End of Period                   $20.03     $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38
      Number of Accumulation Units
         Outstanding at End of Period     2,226,227  2,377,259  2,237,388  2,523,887  1,980,778  1,485,966  1,117,238    370,515

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.81
      Number of Accumulation Units
         Outstanding at End of Period        36,457

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.84
      Number of Accumulation Units
         Outstanding at End of Period       135,600

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15     $12.09 (1)
      AUV at End of Period                   $17.94     $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15
      Number of Accumulation Units
         Outstanding at End of Period     6,933,409  8,520,621  9,797,232 10,160,317  7,386,288  3,706,709  1,663,079    300,820

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61     $14.76 (1)
      AUV at End of Period                   $27.47     $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61
      Number of Accumulation Units
         Outstanding at End of Period       784,789    715,123    738,551    742,364    914,501    897,320    384,928     61,143

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.63
      Number of Accumulation Units
         Outstanding at End of Period       290,354

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.78     $10.00 (10)
      AUV at End of Period                    $5.25      $7.78
      Number of Accumulation Units
         Outstanding at End of Period       134,512     19,161

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.34     $10.00 (10)
      AUV at End of Period                    $7.08      $9.34
      Number of Accumulation Units
         Outstanding at End of Period        20,062      7,517

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.32     $10.00 (10)
      AUV at End of Period                    $4.61      $8.32
      Number of Accumulation Units
         Outstanding at End of Period       139,362     61,322

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.01      $8.75     $10.00 (8)
      AUV at End of Period                    $5.19      $7.01      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       142,058    112,981     21,575

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.26     $10.00 (11)
      AUV at End of Period                    $7.63     $10.26
      Number of Accumulation Units
         Outstanding at End of Period       166,543    110,902

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.43
      Number of Accumulation Units
         Outstanding at End of Period        28,020

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.36     $10.00 (11)
      AUV at End of Period                    $7.84      $9.36
      Number of Accumulation Units
         Outstanding at End of Period       117,512     23,862

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.10     $10.00 (11)
      AUV at End of Period                    $6.36      $8.10
      Number of Accumulation Units
         Outstanding at End of Period        86,525     18,795

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.28      $7.84     $10.00 (11)
      AUV at End of Period                    $4.26      $6.28      $7.84
      Number of Accumulation Units
         Outstanding at End of Period       322,011    417,346     64,129

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.04      $9.97     $10.21     $10.07     $10.00 (6)
      AUV at End of Period                    $9.77     $10.04      $9.97     $10.21     $10.07
      Number of Accumulation Units
         Outstanding at End of Period     3,053,446  3,198,237  3,158,188  3,194,935  1,066,219

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.18     $11.67     $13.10     $11.10     $10.00 (6)
      AUV at End of Period                    $7.99     $10.18     $11.67     $13.10     $11.10
      Number of Accumulation Units
         Outstanding at End of Period     3,392,261  4,054,658  4,659,705  4,371,570    942,738

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.38     $10.00 (11)
      AUV at End of Period                    $7.46      $9.38
      Number of Accumulation Units
         Outstanding at End of Period       144,235     14,633

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.71     $10.00 (11)
      AUV at End of Period                    $9.35     $10.71
      Number of Accumulation Units
         Outstanding at End of Period       509,210     27,109

   PROFUND VP BULL
      AUV at Beginning of Period              $8.89     $10.00 (10)
      AUV at End of Period                    $6.65      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       194,395    256,467

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.26     $10.00 (10)
      AUV at End of Period                    $6.04      $8.26
      Number of Accumulation Units
         Outstanding at End of Period       156,757      5,726

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.42     $10.00 (10)
      AUV at End of Period                    $7.19      $9.42
      Number of Accumulation Units
         Outstanding at End of Period       269,440     67,787

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.40      $8.56     $10.00 (9)
      AUV at End of Period                    $4.10      $5.40      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       120,334    101,972     64,843

   FOOTNOTES
   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002
   (13) Fund First Available during September 2002
   (14) Fund First Available during December 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.32       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       95,005        9,170

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.58       $10.00 (7)
      AUV at End of Period                   $7.80        $9.58
      Number of Accumulation Units
         Outstanding at End of Period      177,883           --

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.35        $9.26
      Number of Accumulation Units
         Outstanding at End of Period      202,569           --

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.46       $18.65      $21.51 (1)
      AUV at End of Period                   $9.71       $14.46      $18.65
      Number of Accumulation Units
         Outstanding at End of Period      335,993      414,298     185,121

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.42       $17.00      $19.97 (1)
      AUV at End of Period                   $9.92       $14.42      $17.00
      Number of Accumulation Units
         Outstanding at End of Period      481,010      388,823     181,294

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.97       $10.52      $10.00 (1)
      AUV at End of Period                   $7.47        $9.97      $10.52
      Number of Accumulation Units
         Outstanding at End of Period    2,660,134    1,400,044     181,541

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.11       $19.75      $21.96 (1)
      AUV at End of Period                  $13.43       $17.11      $19.75
      Number of Accumulation Units
         Outstanding at End of Period    1,121,604      791,259     406,790

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.60       $18.17      $23.49 (1)
      AUV at End of Period                  $12.91       $17.60      $18.17
      Number of Accumulation Units
         Outstanding at End of Period      874,016      534,470     184,093

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.01        $7.52      $11.62 (1)
      AUV at End of Period                   $6.16        $7.01       $7.52
      Number of Accumulation Units
         Outstanding at End of Period      249,735      203,417      52,533

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.99       $19.14      $17.30 (1)
      AUV at End of Period                  $14.68       $17.99      $19.14
      Number of Accumulation Units
         Outstanding at End of Period      318,881      183,496      41,973

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.06        $9.87      $10.00 (3)
      AUV at End of Period                   $7.19        $9.06       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      877,092      390,858       9,164

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.07
      Number of Accumulation Units
         Outstanding at End of Period       19,504

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.63        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      240,377       35,022

   ING HARD ASSETS
      AUV at Beginning of Period            $13.67       $15.81      $15.76 (1)
      AUV at End of Period                  $13.55       $13.67      $15.81
      Number of Accumulation Units
         Outstanding at End of Period      108,459       18,910       5,200

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.60       $11.32      $14.90 (6)
      AUV at End of Period                   $7.09        $8.60      $11.32
      Number of Accumulation Units
         Outstanding at End of Period      244,424       66,133

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.84        $9.94      $10.00 (3)
      AUV at End of Period                   $7.01        $8.84       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,160,152      480,294      19,469

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.30        $8.88      $10.00 (3)
      AUV at End of Period                   $6.04        $8.30       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      246,924      151,551       9,174

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.05       $24.59      $28.98 (1)
      AUV at End of Period                  $14.64       $21.05      $24.59
      Number of Accumulation Units
         Outstanding at End of Period      479,670      337,955     124,676

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period       81,977

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period      114,380

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.39       $17.18      $16.19 (1)
      AUV at End of Period                  $19.40       $18.39      $17.18
      Number of Accumulation Units
         Outstanding at End of Period      917,938      389,087      49,754

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.26       $14.94      $14.37 (1)
      AUV at End of Period                  $15.23       $15.26      $14.94
      Number of Accumulation Units
         Outstanding at End of Period    1,599,933      953,602     302,892

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.92       $21.75      $28.89 (1)
      AUV at End of Period                  $10.34       $14.92      $21.75
      Number of Accumulation Units
         Outstanding at End of Period    1,434,607    1,236,743     693,052

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.36
      Number of Accumulation Units
         Outstanding at End of Period       36,244

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       60,487

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.27       $41.63      $38.15 (1)
      AUV at End of Period                  $15.74       $31.27      $41.63
      Number of Accumulation Units
         Outstanding at End of Period      844,739      569,707     186,073

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.06       $25.97      $26.65 (1)
      AUV at End of Period                  $14.82       $20.06      $25.97
      Number of Accumulation Units
         Outstanding at End of Period      921,349      792,240     378,215

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.18       $20.42      $17.27 (1)
      AUV at End of Period                  $18.83       $20.18      $20.42
      Number of Accumulation Units
         Outstanding at End of Period    1,672,477      915,770     205,502

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.64       $11.55      $11.32 (1)
      AUV at End of Period                  $12.44       $11.64      $11.55
      Number of Accumulation Units
         Outstanding at End of Period    1,936,134      244,538      14,652

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.59       $11.57      $10.00 (1)
      AUV at End of Period                   $8.49       $11.59      $11.57
      Number of Accumulation Units
         Outstanding at End of Period    1,505,989      807,563      70,600

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.58       $11.24      $10.00 (1)
      AUV at End of Period                   $8.01       $10.58      $11.24
      Number of Accumulation Units
         Outstanding at End of Period    1,030,211      401,684      21,065

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.27       $25.23      $20.42 (1)
      AUV at End of Period                  $26.95       $27.27      $25.23
      Number of Accumulation Units
         Outstanding at End of Period    1,232,631      477,872      61,545

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.10       $23.17      $19.74 (1)
      AUV at End of Period                  $19.72       $23.10      $23.17
      Number of Accumulation Units
         Outstanding at End of Period      814,591      410,546      79,161

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period       28,455

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period      136,897

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.17       $24.45      $25.20 (1)
      AUV at End of Period                  $17.75       $21.17      $24.45
      Number of Accumulation Units
         Outstanding at End of Period      835,108      752,796     428,500

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.45       $25.81      $20.18 (1)
      AUV at End of Period                  $27.05       $27.45      $25.81
      Number of Accumulation Units
         Outstanding at End of Period      242,782       77,777      12,612

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.63
      Number of Accumulation Units
         Outstanding at End of Period       88,275

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.78       $10.00 (4)
      AUV at End of Period                   $5.24        $7.78
      Number of Accumulation Units
         Outstanding at End of Period      157,971       50,783

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.34       $10.00 (4)
      AUV at End of Period                   $7.07        $9.34
      Number of Accumulation Units
         Outstanding at End of Period      153,013       28,170

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.32       $10.00 (4)
      AUV at End of Period                   $4.60        $8.32
      Number of Accumulation Units
         Outstanding at End of Period      563,709      111,946

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.99        $8.74      $10.00 (2)
      AUV at End of Period                   $5.17        $6.99       $8.74
      Number of Accumulation Units
         Outstanding at End of Period      322,466      158,546      39,547

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.62       $10.26
      Number of Accumulation Units
         Outstanding at End of Period      183,978        7,400

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.43
      Number of Accumulation Units
         Outstanding at End of Period       65,382

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.83        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      200,146        5,433

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.10       $10.00 (5)
      AUV at End of Period                   $6.35        $8.10
      Number of Accumulation Units
         Outstanding at End of Period       51,660        1,002

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.27        $7.83      $10.00 (2)
      AUV at End of Period                   $4.24        $6.27       $7.83
      Number of Accumulation Units
         Outstanding at End of Period      522,740      201,082      15,840

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.01        $9.94      $10.12 (1)
      AUV at End of Period                   $9.73       $10.01       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,388,957      581,041     111,021

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.14       $11.64      $12.48 (1)
      AUV at End of Period                   $7.95       $10.14      $11.64
      Number of Accumulation Units
         Outstanding at End of Period      745,490      468,628     187,618

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.44        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      184,119        9,738

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.34       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      338,220        6,577

   PROFUND VP BULL
      AUV at Beginning of Period             $8.88       $10.00 (4)
      AUV at End of Period                   $6.64        $8.88
      Number of Accumulation Units
         Outstanding at End of Period      127,500       92,175

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25       $10.00 (4)
      AUV at End of Period                   $6.03        $8.25
      Number of Accumulation Units
         Outstanding at End of Period       64,316       14,668

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41       $10.00 (4)
      AUV at End of Period                   $7.18        $9.41
      Number of Accumulation Units
         Outstanding at End of Period      236,886       18,943

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.39        $8.56      $10.00 (3)
      AUV at End of Period                   $4.09        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      243,445      109,344       3,557

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                              2002        2001         2000         1999        1998         1997
                                              ----        ----         ----         ----        ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99      $10.00 (8)
      AUV at End of Period                    $7.32      $10.99
      Number of Accumulation Units
         Outstanding at End of Period        94,534      51,753

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.58 (9)
      AUV at End of Period                    $7.80
      Number of Accumulation Units
         Outstanding at End of Period       338,456

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.26 (9)
      AUV at End of Period                    $6.34
      Number of Accumulation Units
         Outstanding at End of Period       256,321

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period              $9.77      $10.74       $10.70
      AUV at End of Period                    $8.07       $9.77       $10.74       $10.70
      Number of Accumulation Units
         Outstanding at End of Period         3,094      17,516       18,669        7,153

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period              $9.14      $11.37       $11.78
      AUV at End of Period                    $6.50       $9.14       $11.37       $11.78
      Number of Accumulation Units
         Outstanding at End of Period         2,843       5,671        6,673        4,420

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period             $10.33      $10.94       $10.54
      AUV at End of Period                    $7.49      $10.33       $10.94       $10.54
      Number of Accumulation Units
         Outstanding at End of Period         2,056       3,508        3,904          493

   GALAXY VIP QUALITY PLUS BON
      AUV at Beginning of Period             $11.62      $11.01        $9.92
      AUV at End of Period                   $12.61      $11.62       $11.01        $9.92
      Number of Accumulation Units
         Outstanding at End of Period           262          --           --           --

   GALAXY VIP SMALL CO. GROWTH
      AUV at Beginning of Period             $13.05      $13.30       $14.86
      AUV at End of Period                    $8.60      $13.05       $13.30       $14.86
      Number of Accumulation Units
         Outstanding at End of Period            --          --           --           --

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.41      $18.60       $21.61       $14.07      $14.20       $14.04 (1)
      AUV at End of Period                    $9.68      $14.41       $18.60       $21.61      $14.07       $14.20
      Number of Accumulation Units
         Outstanding at End of Period     2,578,304   3,613,809    4,283,690    3,050,566     827,478       49,579

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.38      $16.96       $20.82       $16.87      $15.32       $15.92 (1)
      AUV at End of Period                    $9.89      $14.38       $16.96       $20.82      $16.87       $15.32
      Number of Accumulation Units
         Outstanding at End of Period     6,139,531   7,379,706    8,274,067    7,450,250   2,741,016      253,937

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.96      $10.52       $10.00 (4)
      AUV at End of Period                    $7.46       $9.96       $10.52
      Number of Accumulation Units
         Outstanding at End of Period     4,117,976   3,260,905      961,611

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.03      $19.67       $23.42       $14.59      $11.47       $12.34 (1)
      AUV at End of Period                   $13.36      $17.03       $19.67       $23.42      $14.59       $11.47
      Number of Accumulation Units
         Outstanding at End of Period     1,143,492     922,271      565,653      139,357      67,979        3,479

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.55      $18.12       $22.55       $15.23      $12.81       $13.78 (1)
      AUV at End of Period                   $12.86      $17.55       $18.12       $22.55      $15.23       $12.81
      Number of Accumulation Units
         Outstanding at End of Period     4,163,678   4,881,594    4,812,017    3,698,983   1,326,706      106,014

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.00       $7.51       $11.54        $7.26      $10.00 (2)
      AUV at End of Period                    $6.14       $7.00        $7.51       $11.54       $7.26
      Number of Accumulation Units
         Outstanding at End of Period     1,283,289   1,380,292    1,788,602    1,344,877     111,872

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $17.92      $19.08       $17.84       $18.06      $18.09       $18.67 (1)
      AUV at End of Period                   $14.61      $17.92       $19.08       $17.84      $18.06       $18.09
      Number of Accumulation Units
         Outstanding at End of Period     2,165,514   2,414,646    2,230,349    1,956,244   1,201,314      118,902

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.06       $9.87       $10.00 (6)
      AUV at End of Period                    $7.18       $9.06        $9.87
      Number of Accumulation Units
         Outstanding at End of Period     1,210,500     722,319      285,263

   ING GET FUND -- SERIES T
      AUV at Beginning of Period             $10.00
      AUV at End of Period                   $10.07
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period             $10.00
      AUV at End of Period                   $10.00
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.60      $10.00 (7)
      AUV at End of Period                    $4.63       $7.60
      Number of Accumulation Units
         Outstanding at End of Period       151,985      87,897

   ING HARD ASSETS
      AUV at Beginning of Period             $13.58      $15.72       $16.78       $13.84      $19.99       $23.34 (1)
      AUV at End of Period                   $13.45      $13.58       $15.72       $16.78      $13.84       $19.99
      Number of Accumulation Units
         Outstanding at End of Period       968,858     474,626      861,668      565,254     210,821       13,179

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.57      $11.29       $15.50       $10.27       $9.92       $11.60 (1)
      AUV at End of Period                    $7.07       $8.57       $11.29       $15.50      $10.27        $9.92
      Number of Accumulation Units
         Outstanding at End of Period     4,107,916   4,631,066    5,326,265    4,663,701   1,736,713       72,955

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.84       $9.94       $10.00 (6)
      AUV at End of Period                    $7.00       $8.84        $9.94
      Number of Accumulation Units
         Outstanding at End of Period     1,909,356   1,431,165      283,250

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.29       $8.88       $10.00 (6)
      AUV at End of Period                    $6.04       $8.29        $8.88
      Number of Accumulation Units
         Outstanding at End of Period       327,689     389,304      131,190

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $20.94      $24.48       $29.38       $23.98      $21.65       $21.57 (1)
      AUV at End of Period                   $14.56      $20.94       $24.48       $29.38      $23.98       $21.65
      Number of Accumulation Units
         Outstanding at End of Period     3,453,225   4,160,509    4,496,266    3,574,165   1,023,965       69,625

   ING JP MORGAN FLEMING INTNL ENHANCED
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.21
      Number of Accumulation Units
         Outstanding at End of Period        52,606

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.83
      Number of Accumulation Units
         Outstanding at End of Period       166,809

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $18.30      $17.11       $16.15       $16.25      $15.47       $15.29 (1)
      AUV at End of Period                   $19.29      $18.30       $17.11       $16.15      $16.25       $15.47
      Number of Accumulation Units
         Outstanding at End of Period     4,436,723   3,653,891    2,442,971    2,267,799     937,378       19,171

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.21      $14.90       $14.29       $13.88      $13.44       $13.33 (1)
      AUV at End of Period                   $15.17      $15.21       $14.90       $14.29      $13.88       $13.44
      Number of Accumulation Units
         Outstanding at End of Period     8,964,022  10,759,451    7,933,970   11,002,422   3,069,965      370,411

   ING MARSICO GROWTH
      AUV at Beginning of Period             $14.88      $21.70       $28.29       $16.16      $12.96       $15.10 (1)
      AUV at End of Period                   $10.30      $14.88       $21.70       $28.29      $16.16       $12.96
      Number of Accumulation Units
         Outstanding at End of Period    11,094,010  15,394,399   18,166,964   15,200,893   2,354,359      238,200

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.35
      Number of Accumulation Units
         Outstanding at End of Period        94,260

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.96
      Number of Accumulation Units
         Outstanding at End of Period        44,257

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.15      $41.50       $39.02       $22.17      $18.36       $18.79 (1)
      AUV at End of Period                   $15.68      $31.15       $41.50       $39.02      $22.17       $18.36
      Number of Accumulation Units
         Outstanding at End of Period     4,651,811   5,852,720    6,423,422    4,433,020   1,235,725       48,347

   ING MFS RESEARCH
      AUV at Beginning of Period             $19.98      $25.89       $27.58       $22.59      $18.67       $19.15 (1)
      AUV at End of Period                   $14.76      $19.98       $25.89       $27.58      $22.59       $18.67
      Number of Accumulation Units
         Outstanding at End of Period     6,171,512   7,706,339    8,763,560    8,143,208   3,674,201      162,677

   ING MFS TOTAL RETURN
       AUV at Beginning of Period            $20.10      $20.35       $17.77       $17.49      $15.94       $15.68 (1)
       AUV at End of Period                  $18.75      $20.10       $20.35       $17.77      $17.49       $15.94
       Number of Accumulation Units
         Outstanding at End of Period     8,722,390   9,559,263    9,095,577    9,101,946   3,874,736      152,264

   ING PIMCO CORE BOND
       AUV at Beginning of Period            $11.60      $11.52       $11.60       $12.92      $11.75       $11.87 (1)
      AUV at End of Period                   $12.39      $11.60       $11.52       $11.60      $12.92       $11.75
       Number of Accumulation Units
         Outstanding at End of Period     4,423,425   1,576,247      774,738      619,047     194,008        6,455

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.58      $11.56       $10.00 (4)
      AUV at End of Period                    $8.47      $11.58       $11.56
      Number of Accumulation Units
         Outstanding at End of Period     3,652,428   3,995,359    1,620,720

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.57      $11.23       $10.00 (4)
      AUV at End of Period                    $8.00      $10.57       $11.23
      Number of Accumulation Units
         Outstanding at End of Period     1,371,277   1,410,056      234,838

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $27.09      $25.07       $20.91       $19.90      $19.11       $18.96 (1)
      AUV at End of Period                   $26.76      $27.09       $25.07       $20.91      $19.90       $19.11
      Number of Accumulation Units
         Outstanding at End of Period     5,386,259   4,693,130    3,237,449    3,118,319   1,727,706      108,930

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $22.94      $23.03       $20.74       $21.26      $19.97       $19.99 (1)
      AUV at End of Period                   $19.58      $22.94       $23.03       $20.74      $21.26       $19.97
      Number of Accumulation Units
         Outstanding at End of Period     3,360,157   3,203,914    2,552,793    2,294,951     744,367       35,954

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.81
      Number of Accumulation Units
         Outstanding at End of Period        62,876

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.83
      Number of Accumulation Units
         Outstanding at End of Period       222,557

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.08      $24.36       $25.31       $22.22      $19.81       $19.05 (1)
      AUV at End of Period                   $17.67      $21.08       $24.36       $25.31      $22.22       $19.81
      Number of Accumulation Units
         Outstanding at End of Period     7,350,028   8,865,678    9,922,551    9,473,482   4,305,084      179,402

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $27.27      $25.65       $19.92       $21.07      $24.76       $24.56 (1)
      AUV at End of Period                   $26.86      $27.27       $25.65       $19.92      $21.07       $24.76
      Number of Accumulation Units
         Outstanding at End of Period       977,817     801,893      826,871      554,454     426,516       45,472

   ING VP BOND PORTFOLIO S
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                   $10.62
      Number of Accumulation Units
         Outstanding at End of Period       707,083

   ING VP GROWTH OPP. S
      AUV at Beginning of Period              $7.78      $10.00 (7)
      AUV at End of Period                    $5.23       $7.78
      Number of Accumulation Units
         Outstanding at End of Period       151,543      51,380

   ING VP MAGNACAP S
      AUV at Beginning of Period              $9.33      $10.00 (7)
      AUV at End of Period                    $7.07       $9.33
      Number of Accumulation Units
         Outstanding at End of Period       125,575      76,114

   ING VP SMALLCAP OPPORTUNITIES S
      AUV at Beginning of Period              $8.31      $10.00 (7)
      AUV at End of Period                    $4.60       $8.31
      Number of Accumulation Units
         Outstanding at End of Period       483,573     188,338

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $6.99       $8.74       $10.00 (5)
      AUV at End of Period                    $5.16       $6.99        $8.74
      Number of Accumulation Units
         Outstanding at End of Period       361,647     247,751       28,853

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.26      $10.00 (8)
      AUV at End of Period                    $7.62      $10.26
      Number of Accumulation Units
         Outstanding at End of Period       493,958     367,187

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.42
      Number of Accumulation Units
         Outstanding at End of Period        30,007

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.35      $10.00 (8)
      AUV at End of Period                    $7.82       $9.35
      Number of Accumulation Units
         Outstanding at End of Period       182,155      45,911

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.10      $10.00 (8)
      AUV at End of Period                    $6.34       $8.10
      Number of Accumulation Units
         Outstanding at End of Period       103,374       6,689

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.26       $7.83       $10.00 (5)
      AUV at End of Period                    $4.24       $6.26        $7.83
      Number of Accumulation Units
         Outstanding at End of Period       840,344   1,001,520       75,572

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period              $9.99       $9.93       $10.19       $10.06      $10.00 (3)
      AUV at End of Period                    $9.70       $9.99        $9.93       $10.19      $10.06
      Number of Accumulation Units
         Outstanding at End of Period     5,428,136   5,191,930    4,861,886    5,486,600   1,558,466

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.12      $11.62       $13.06       $11.09      $10.00 (3)
      AUV at End of Period                    $7.94      $10.12       $11.62       $13.06      $11.09
      Number of Accumulation Units
         Outstanding at End of Period     5,327,508   6,170,622    6,920,736    7,321,127   1,911,521

   PIONEER FUND VCT II
      AUV at Beginning of Period              $9.37      $10.00 (8)
      AUV at End of Period                    $7.44       $9.37
      Number of Accumulation Units
         Outstanding at End of Period       297,005      27,155

   PIONEER MID CAP VALUE II
      AUV at Beginning of Period             $10.71      $10.00 (8)
      AUV at End of Period                    $9.33      $10.71
      Number of Accumulation Units
         Outstanding at End of Period       796,390      55,679

   PROFUND VP BULL
      AUV at Beginning of Period              $8.88      $10.00 (7)
      AUV at End of Period                    $6.63       $8.88
      Number of Accumulation Units
         Outstanding at End of Period       342,070     353,534

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.25      $10.00 (7)
      AUV at End of Period                    $6.02       $8.25
      Number of Accumulation Units
         Outstanding at End of Period       181,953      13,357

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.41      $10.00 (7)
      AUV at End of Period                    $7.17       $9.41
      Number of Accumulation Units
         Outstanding at End of Period     499,606.0   128,298.0

   SP JENNISON INT. GROWTH
      AUV at Beginning of Period              $5.39       $8.56       $10.00 (6)
      AUV at End of Period                    $4.09       $5.39        $8.56
      Number of Accumulation Units
         Outstanding at End of Period       393,654     214,255       15,695

   (1)  Fund First Available during October 1997
   (2)  Fund First Available during February 1998
   (3)  Fund First Available during May 1998
   (4)  Fund First Available during February 2000
   (5)  Fund First Available during May 2000
   (6)  Fund First Available during October 2000
   (7)  Fund First Available during May 2001
   (8)  Fund First Available during November 2001
   (9)  Fund First Available during May 2002
   (10) Fund First Available during September 2002
   (11) Fund First Available during December 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.31       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       76,299        4,183

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57       $10.00 (7)
      AUV at End of Period                   $7.79        $9.57
      Number of Accumulation Units
         Outstanding at End of Period      139,297

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.34        $9.26
      Number of Accumulation Units
         Outstanding at End of Period      138,235

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.37       $18.55      $21.42 (1)
      AUV at End of Period                   $9.64       $14.37      $18.55
      Number of Accumulation Units
         Outstanding at End of Period      398,841      327,852     149,363

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.34       $16.92      $19.90 (1)
      AUV at End of Period                   $9.86       $14.34      $16.92
      Number of Accumulation Units
         Outstanding at End of Period      616,586      395,575     116,196

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.95       $10.51      $10.00 (1)
      AUV at End of Period                   $7.45        $9.95      $10.51
      Number of Accumulation Units
         Outstanding at End of Period    2,719,021    1,513,414     177,361

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.95       $19.59      $21.80 (1)
      AUV at End of Period                  $13.29       $16.95      $19.59
      Number of Accumulation Units
         Outstanding at End of Period      592,153      361,440     138,197

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.49       $18.07      $23.40 (1)
      AUV at End of Period                  $12.82       $17.49      $18.07
      Number of Accumulation Units
         Outstanding at End of Period      857,077      525,394     140,651

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.98        $7.50      $11.60 (1)
      AUV at End of Period                   $6.13        $6.98       $7.50
      Number of Accumulation Units
         Outstanding at End of Period      256,921      138,408      35,033

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.87       $19.03      $17.21 (1)
      AUV at End of Period                  $14.56       $17.87      $19.03
      Number of Accumulation Units
         Outstanding at End of Period      307,027      174,298      10,293

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.05        $9.87      $10.00 (3)
      AUV at End of Period                   $7.17        $9.05       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      839,244      335,910      10,627

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.06
      Number of Accumulation Units
         Outstanding at End of Period      171,909

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.62        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      181,315       69,117

   ING HARD ASSETS
      AUV at Beginning of Period            $13.49       $15.62      $15.59 (1)
      AUV at End of Period                  $13.36       $13.49      $15.62
      Number of Accumulation Units
         Outstanding at End of Period      120,308       30,794      18,820

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.55       $11.26      $14.84 (6)
      AUV at End of Period                   $7.04        $8.55      $11.26
      Number of Accumulation Units
         Outstanding at End of Period      261,177      100,590

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.83        $9.94      $10.00 (3)
      AUV at End of Period                   $6.99        $8.83       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,307,256      638,396      21,427

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.29        $8.88      $10.00 (3)
      AUV at End of Period                   $6.03        $8.29       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      292,322      197,279       5,866

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.84       $24.38      $28.75 (1)
      AUV at End of Period                  $14.48       $20.84      $24.38
      Number of Accumulation Units
         Outstanding at End of Period      577,201      446,323     109,154

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period        9,890

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period       72,176

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.15       $16.97      $16.01 (1)
      AUV at End of Period                  $19.12       $18.15      $16.97
      Number of Accumulation Units
         Outstanding at End of Period    1,001,053      342,317      73,720

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.06       $14.76      $14.21 (1)
      AUV at End of Period                  $15.01       $15.06      $14.76
      Number of Accumulation Units
         Outstanding at End of Period    1,590,576    1,500,979     293,515

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.84       $21.65      $28.78 (1)
      AUV at End of Period                  $10.27       $14.84      $21.65
      Number of Accumulation Units
         Outstanding at End of Period    1,379,115    1,104,093     437,723

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.35
      Number of Accumulation Units
         Outstanding at End of Period       16,519

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       16,838

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.04       $41.37      $37.94 (1)
      AUV at End of Period                  $15.61       $31.04      $41.37
      Number of Accumulation Units
         Outstanding at End of Period      911,395      577,692     162,554

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.91       $25.81      $26.51 (1)
      AUV at End of Period                  $14.70       $19.91      $25.81
      Number of Accumulation Units
         Outstanding at End of Period      792,215      588,415     160,258

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.03       $20.29      $17.18 (1)
      AUV at End of Period                  $18.68       $20.03      $20.29
      Number of Accumulation Units
         Outstanding at End of Period    1,806,440      934,682     102,750

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.56       $11.48      $11.26 (1)
      AUV at End of Period                  $12.34       $11.56      $11.48
      Number of Accumulation Units
         Outstanding at End of Period    1,446,426      328,948      16,895

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.57       $11.56      $10.00 (1)
      AUV at End of Period                   $8.46       $11.57      $11.56
      Number of Accumulation Units
         Outstanding at End of Period    1,438,659      902,603      98,842

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.56       $11.23      $10.00 (1)
      AUV at End of Period                   $7.99       $10.56      $11.23
      Number of Accumulation Units
         Outstanding at End of Period      534,293      384,799      11,867

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.91       $24.92      $20.20 (1)
      AUV at End of Period                  $26.57       $26.91      $24.92
      Number of Accumulation Units
         Outstanding at End of Period    1,345,841      531,690      15,600

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.79       $22.89      $19.52 (1)
      AUV at End of Period                  $19.44       $22.79      $22.89
      Number of Accumulation Units
         Outstanding at End of Period      773,224      387,753      30,890

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period       20,988

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period       53,323

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.99       $24.27      $25.04 (1)
      AUV at End of Period                  $17.58       $20.99      $24.27
      Number of Accumulation Units
         Outstanding at End of Period      616,373      485,828     119,426

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.09       $25.50      $19.96 (1)
      AUV at End of Period                  $26.67       $27.09      $25.50
      Number of Accumulation Units
         Outstanding at End of Period      271,009      101,334      25,056

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.62
      Number of Accumulation Units
         Outstanding at End of Period      218,867

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.77       $10.00 (4)
      AUV at End of Period                   $5.23        $7.77
      Number of Accumulation Units
         Outstanding at End of Period      149,495       27,449

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.33       $10.00 (4)
      AUV at End of Period                   $7.06        $9.33
      Number of Accumulation Units
         Outstanding at End of Period      102,496       24,770

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.31       $10.00 (4)
      AUV at End of Period                   $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period      454,391       79,268

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.98        $8.73      $10.00 (2)
      AUV at End of Period                   $5.16        $6.98       $8.73
      Number of Accumulation Units
         Outstanding at End of Period      349,870      169,312       7,369

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.61       $10.26
      Number of Accumulation Units
         Outstanding at End of Period      271,524       16,016

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.42
      Number of Accumulation Units
         Outstanding at End of Period       41,608

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.82        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      110,702        3,522

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (5)
      AUV at End of Period                   $6.34        $8.09
      Number of Accumulation Units
         Outstanding at End of Period       94,266        3,860

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.26        $7.83      $10.00 (2)
      AUV at End of Period                   $4.23        $6.26       $7.83
      Number of Accumulation Units
         Outstanding at End of Period      565,739      273,112      19,630

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.97        $9.92      $10.10 (1)
      AUV at End of Period                   $9.68        $9.97       $9.92
      Number of Accumulation Units
         Outstanding at End of Period    1,004,330      489,627      64,046

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.10       $11.61      $12.46 (1)
      AUV at End of Period                   $7.92       $10.10      $11.61
      Number of Accumulation Units
         Outstanding at End of Period      777,891      441,295      70,828

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.43        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      135,708        2,197

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.32       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      218,154        5,378

   PROFUND VP BULL
      AUV at Beginning of Period             $8.87       $10.00 (4)
      AUV at End of Period                   $6.63        $8.87
      Number of Accumulation Units
         Outstanding at End of Period      185,752       27,580

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25       $10.00 (4)
      AUV at End of Period                   $6.02        $8.25
      Number of Accumulation Units
         Outstanding at End of Period      105,639       38,959

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41       $10.00 (4)
      AUV at End of Period                   $7.17        $9.41
      Number of Accumulation Units
         Outstanding at End of Period      182,536       19,151

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.39        $8.56      $10.00 (3)
      AUV at End of Period                   $4.08        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      235,553      146,027       7,516

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                              2002         2001
                                              ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.98       $10.00 (3)
      AUV at End of Period                    $7.30       $10.98
      Number of Accumulation Units
         Outstanding at End of Period       132,571        7,384

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.57 (4)
      AUV at End of Period                    $7.78
      Number of Accumulation Units
         Outstanding at End of Period        70,754

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.25 (4)
      AUV at End of Period                    $6.33
      Number of Accumulation Units
         Outstanding at End of Period       147,715

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.28       $17.13 (1)
      AUV at End of Period                    $9.57       $14.28
      Number of Accumulation Units
         Outstanding at End of Period     179,598.0    107,256.0

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.26       $16.11 (1)
      AUV at End of Period                    $9.79       $14.26
      Number of Accumulation Units
         Outstanding at End of Period       249,303      115,783

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.93       $10.19 (1)
      AUV at End of Period                    $7.43        $9.93
      Number of Accumulation Units
         Outstanding at End of Period     1,216,649      609,109

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $16.79       $19.11 (1)
      AUV at End of Period                   $13.16       $16.79
      Number of Accumulation Units
         Outstanding at End of Period       367,450      153,710

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.39       $17.16 (1)
      AUV at End of Period                   $12.73       $17.39
      Number of Accumulation Units
         Outstanding at End of Period       518,749      279,566

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $6.96        $7.40 (1)
      AUV at End of Period                    $6.10        $6.96
      Number of Accumulation Units
         Outstanding at End of Period        89,889       27,104

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $17.74       $18.61 (1)
      AUV at End of Period                   $14.44       $17.74
      Number of Accumulation Units
         Outstanding at End of Period       160,512     69,963.0

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.04        $9.45 (1)
      AUV at End of Period                    $7.16        $9.04
      Number of Accumulation Units
         Outstanding at End of Period       532,775      233,654

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.59       $10.00 (2)
      AUV at End of Period                    $4.61        $7.59
      Number of Accumulation Units
         Outstanding at End of Period       161,333       44,112

   ING HARD ASSETS
      AUV at Beginning of Period             $13.31       $15.33 (1)
      AUV at End of Period                   $13.17       $13.31
      Number of Accumulation Units
         Outstanding at End of Period       389,188       95,942

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.50       $11.13 (1)
      AUV at End of Period                    $6.99        $8.50
      Number of Accumulation Units
         Outstanding at End of Period       221,113       88,668

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.82        $9.62 (1)
      AUV at End of Period                    $6.98        $8.82
      Number of Accumulation Units
         Outstanding at End of Period       803,023      297,442

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.28        $8.73 (1)
      AUV at End of Period                    $6.01        $8.28
      Number of Accumulation Units
         Outstanding at End of Period       170,016      116,186

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $20.64       $23.37 (1)
      AUV at End of Period                   $14.33       $20.64
      Number of Accumulation Units
         Outstanding at End of Period       263,933      138,979

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.20
      Number of Accumulation Units
         Outstanding at End of Period        12,519

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.82
      Number of Accumulation Units
         Outstanding at End of Period        54,218

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $17.94       $16.87 (1)
      AUV at End of Period                   $18.89       $17.94
      Number of Accumulation Units
         Outstanding at End of Period       457,642      177,354

   ING LIQUID ASSETS
      AUV at Beginning of Period             $14.91       $14.63 (1)
      AUV at End of Period                   $14.85       $14.91
      Number of Accumulation Units
         Outstanding at End of Period       749,575      371,667

   ING MARSICO GROWTH
      AUV at Beginning of Period             $14.75       $20.06 (1)
      AUV at End of Period                   $10.20       $14.75
      Number of Accumulation Units
         Outstanding at End of Period       464,261      332,353

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.35
      Number of Accumulation Units
         Outstanding at End of Period        84,875

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.95
      Number of Accumulation Units
         Outstanding at End of Period        26,080

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $30.81       $38.92 (1)
      AUV at End of Period                   $15.48       $30.81
      Number of Accumulation Units
         Outstanding at End of Period       511,368      217,014

   ING MFS RESEARCH
      AUV at Beginning of Period             $19.77       $24.45 (1)
      AUV at End of Period                   $14.58       $19.77
      Number of Accumulation Units
         Outstanding at End of Period       377,645      167,033

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $19.88       $20.05 (1)
      AUV at End of Period                   $18.52       $19.88
      Number of Accumulation Units
         Outstanding at End of Period       865,415      338,408

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.47       $11.56 (1)
      AUV at End of Period                   $12.24       $11.47
      Number of Accumulation Units
         Outstanding at End of Period     1,325,734      153,359

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.55       $11.41 (1)
      AUV at End of Period                    $8.44       $11.55
      Number of Accumulation Units
         Outstanding at End of Period       915,050      471,202

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.54       $11.09 (1)
      AUV at End of Period                    $7.96       $10.54
      Number of Accumulation Units
         Outstanding at End of Period       336,121      221,246

   ING T. ROWE PRICE CAP. APPRECIATION
      AUV at Beginning of Period             $26.56       $24.57 (1)
      AUV at End of Period                   $26.20       $26.56
      Number of Accumulation Units
         Outstanding at End of Period     1,256,046      329,416

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $22.50       $22.48 (1)
      AUV at End of Period                   $19.17       $22.50
      Number of Accumulation Units
         Outstanding at End of Period       479,848      191,974

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.80
      Number of Accumulation Units
         Outstanding at End of Period        10,171

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.82
      Number of Accumulation Units
         Outstanding at End of Period       130,192

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $20.82       $23.65 (1)
      AUV at End of Period                   $17.42       $20.82
      Number of Accumulation Units
         Outstanding at End of Period       274,359      118,228

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $26.74       $24.97 (1)
      AUV at End of Period                   $26.29       $26.74
      Number of Accumulation Units
         Outstanding at End of Period       222,333       81,300

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                   $10.61
      Number of Accumulation Units
         Outstanding at End of Period       564,471

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.77       $10.00 (2)
      AUV at End of Period                    $5.22        $7.77
      Number of Accumulation Units
         Outstanding at End of Period       109,759       52,668

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.33       $10.00 (2)
      AUV at End of Period                    $7.05        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       108,902       19,437

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.31       $10.00 (2)
      AUV at End of Period                    $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period       374,677      141,397

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $6.97        $8.62 (1)
      AUV at End of Period                    $5.14        $6.97
      Number of Accumulation Units
         Outstanding at End of Period       382,518       75,723

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.25       $10.00 (3)
      AUV at End of Period                    $7.60       $10.25
      Number of Accumulation Units
         Outstanding at End of Period       306,734       81,775

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.41
      Number of Accumulation Units
         Outstanding at End of Period        94,574

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period              $9.35       $10.00 (3)
      AUV at End of Period                    $7.81        $9.35
      Number of Accumulation Units
         Outstanding at End of Period        91,598          677

   INVESCO VIF UTILITIES
      AUV at Beginning of Period              $8.09       $10.00 (3)
      AUV at End of Period                    $6.33        $8.09
      Number of Accumulation Units
         Outstanding at End of Period        34,606        1,176

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.25        $7.55 (1)
      AUV at End of Period                    $4.22        $6.25
      Number of Accumulation Units
         Outstanding at End of Period       259,117      107,206

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period              $9.93        $9.91 (1)
      AUV at End of Period                    $9.63        $9.93
      Number of Accumulation Units
         Outstanding at End of Period       624,872      217,554

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.06       $11.27 (1)
      AUV at End of Period                    $7.88       $10.06
      Number of Accumulation Units
         Outstanding at End of Period       312,246      126,058

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.37       $10.00 (3)
      AUV at End of Period                    $7.42        $9.37
      Number of Accumulation Units
         Outstanding at End of Period        79,240          161

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.71       $10.00 (3)
      AUV at End of Period                    $9.31       $10.71
      Number of Accumulation Units
         Outstanding at End of Period       245,270        6,479

   PROFUND VP BULL
      AUV at Beginning of Period              $8.87       $10.00 (2)
      AUV at End of Period                    $6.62        $8.87
      Number of Accumulation Units
         Outstanding at End of Period       114,753       15,636

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.24       $10.00 (2)
      AUV at End of Period                    $6.00        $8.24
      Number of Accumulation Units
         Outstanding at End of Period        13,789        6,318

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.40       $10.00 (2)
      AUV at End of Period                    $7.16        $9.40
      Number of Accumulation Units
         Outstanding at End of Period       114,433       21,722

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.38        $8.37 (1)
      AUV at End of Period                    $4.07        $5.38
      Number of Accumulation Units
         Outstanding at End of Period        98,449       19,406

   FOOTNOTES
   (1)  Fund First Available during February 2001
   (2)  Fund First Available during May 2001
   (3)  Fund First Available during November 2001
   (4)  Fund First Available during December 2001
   (5)  Fund First Available during May 2002
   (6)  Fund First Available during September 2002
   (7)  Fund First Available during December 2002

--------------------------------------------------------------------------------
 APPENDIX  B
--------------------------------------------------------------------------------


                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

        LIST OF FUND NAME CHANGES

        FORMER FUND NAME                                     CURRENT FUND NAME
        ---------------------------------------------------- -----------------------------------------------------------
        ING JP Morgan Fleming International Enhanced EAFE    ING Julius Baer Foreign Portfolio
            Portfolio
        ING JP Morgan Fleming Small Cap Equity Portfolio     ING JPMorgan Small Cap Equity Portfolio



FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST  (FORMERLY THE GCG TRUST)
----------------------------------------------------------------- -------------------------------------------------------------
ING AIM MID-CAP GROWTH PORTFOLIO (Class S) (formerly Strategic    Seeks capital appreciation. The Portfolio seeks to meet its
    Equity Series)                                                objective by investing, normally, at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in equity securities of mid-capitalization companies.
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.
----------------------------------------------------------------- -------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO                             Seeks long-term total return. The Portfolio invests
    (Class S) (formerly Capital Growth Series)                    primarily in common stocks of middle capitalization
    INVESTMENT ADVISER: Directed Services, Inc.                   companies. The Portfolio normally invests substantially all
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      of its assets in high-quality common stocks that Alliance
                                                                  expects to increase in value.
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Invests all of its assets in shares of the Growth Fund, a
    INVESTMENT ADVISER: ING Investments, LLC                      series of American Funds Insurance Series, a registered
    INVESTMENT SUBADVISER: Capital Research and Management        open-end investment company. The Growth Fund seeks to make
    Company                                                       the shareholders' investment grow by investing primarily in common stocks of companies that appear to offer superior
                                                                  opportunities for growth of capital. The Growth Fund is
                                                                  designed for investors seeking long term capital appreciation through stocks.
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Invests all of its assets in shares of the Growth-Income
    INVESTMENT ADVISER:  ING Investments, LLC                     Fund, a series of American Funds Insurance Series, a
    INVESTMENT SUBADVISER:  Capital Research and Management       registered open-end investment company. The Growth-Income
    Company                                                       Fund seeks to make shareholders' investment grow and to
                                                                  provide shareholders with income over time by investing
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends. The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Invests all of its assets in shares of the International
    INVESTMENT ADVISER:  ING Investments, LLC                     Fund, a series of American Funds Insurance Series, a
    INVESTMENT SUBADVISER:  Capital Research and Management       registered open-end investment company. The International
    Company                                                       Fund seeks to make shareholders' investment grow over time by investing primarily in common stocks of companies
                                                                  located outside the United States. The International
                                                                  Fund is designed for investors seeking capital appreciation through stocks.
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO (Class S)          Seeks long-term growth of capital and income. The Portfolio
    (formerly Large Cap Value Series)                             Manager seeks to achieve the Portfolio's investment
    INVESTMENT ADVISER:  Directed Services, Inc.                  objective by investing, under normal market conditions, at
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         least 80% of its assets in equity and equity-related
                                                                  securities of companies with market capitalizations greater than $1 billion at the time of investment.
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO  (Class S)          Seeks capital appreciation. Current income is only an
    (formerly Managed Global Series)                              incidental consideration. This portfolio is not
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified. The Portfolio invests primarily in common
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         stocks traded in securities markets throughout the world.
                                                                  The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United
                                                                  States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO (Class S) (formerly      Seeks long-term capital appreciation. The Portfolio invests
    Capital Guardian Small Cap Series)                            at least 80% of its assets in equity securities of small
    INVESTMENT ADVISER:  Directed Services, Inc.                  capitalization ("small-cap") companies.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
----------------------------------------------------------------- -------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO (Class S)                          Seeks capital appreciation. The Portfolio invests primarily
    (formerly Developing World Series)                            in the equity securities of companies in "emerging market
    INVESTMENT ADVISER:  Directed Services, Inc.                  countries." The Portfolio normally invests in at least six
    INVESTMENT SUBADVISER: Baring International Investment        emerging market countries with no more than 35% of its
    Limited                                                       assets in any one country, measured at the time of
                                                                  investment.
----------------------------------------------------------------- -------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO                            Seeks capital appreciation. Dividend income is a secondary
    (Class S) (formerly Value Equity Series)                      objective. The Portfolio normally invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                  its assets in equity securities of domestic and foreign
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           issuers that meet quantitative standards relating to
                                                                  financial soundness and high intrinsic value relative to
                                                                  price.
----------------------------------------------------------------- -------------------------------------------------------------
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO                           Seeks long-term growth of capital. The Portfolio Manager
    (Class S) (formerly Diversified Mid-Cap Series)               normally invests the Portfolio's assets primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks. The Portfolio Manager normally invests at least 80%
    INVESTMENT SUBADVISER: Fidelity Management & Research         of the Portfolio's assets in securities of companies with
    Co.                                                           medium market capitalizations.
----------------------------------------------------------------- -------------------------------------------------------------
ING GOLDMAN SACHS INTERNET                                        Seeks long-term growth of capital. The
  TOLLKEEPERSM PORTFOLIO* (Service                                Portfolio invests, under normal
  Class) (formerly Internet Tollkeeper                            circumstances, at least 80% of its net
  Series)                                                         assets plus any borrowings for
  *Goldman Sachs Internet TollkeeperSM                            investment purposes (measured at time
  is a service mark of Goldman Sachs &                            of investment) in equity investments
  Co                                                              in "Internet Tollkeeper" companies,
                                                                  which are companies in the media,
  INVESTMENT ADVISER:                                             telecommunications, technology and
    Directed Services, Inc.                                       internet sectors, which provide
  INVESTMENT SUBADVISER:.                                         access, infrastructure, content and
    Goldman Sachs Asset Management, L.P.                          services to internet companies and
                                                                  internet users.
----------------------------------------------------------------- -------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Class S)                               A nondiversified Portfolio that seeks long-term capital
    (formerly Hard Assets Series)                                 appreciation. The Portfolio normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its assets in the equities of producers of commodities.
    INVESTMENT SUBADVISER: Baring International Investment
    Limited
----------------------------------------------------------------- -------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Class S)                             Seeks long-term growth of capital. Under normal conditions,
    (formerly International Equity Series)                        the Portfolio invests at least 80% of its net assets and
    INVESTMENT ADVISER:  Directed Services, Inc.                  borrowings for investment purposes in equity securities of
    INVESTMENT SUBADVISER: ING Investments, LLC                   issuers located in countries outside of the United States.
----------------------------------------------------------------- -------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO                             Seeks long-term capital growth and current income. The
    (Class S) (formerly Janus Growth and Income Series)           Portfolio normally emphasizes investments in common stocks.
    INVESTMENT ADVISER:  Directed Services, Inc.                  It will normally invest up to 75% of its assets in equity
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          securities selected primarily for their growth potential,

                                                                  and at least 25% of its assets in securities the Portfolio
                                                                  Manager believes have income potential. Because of this
                                                                  investment strategy, the Portfolio is not designed for
                                                                  investors who need consistent income.
----------------------------------------------------------------- -------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO (Class S)                      A nondiversified Portfolio that seeks capital appreciation.
    (formerly Special Situations Series)                          The Portfolio invests, under normal circumstances, at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its net assets (plus borrowings for investment
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
----------------------------------------------------------------- -------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO (Class S) (formerly   Seeks long-term capital growth. The Portfolio normally
    Equity Opportunity Series)                                    invests at least 80% of its net assets (plus any borrowings
    INVESTMENT ADVISER:  Directed Services, Inc.                  for investment purposes) in attractively valued equity
    INVESTMENT SUBADVISER: Jennison Associates, LLC               securities of companies with current or emerging earnings
                                                                  growth the Portfolio Manager believes to be not fully
                                                                  appreciated or recognized by the market.
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO (Class S)  (formerly      A nondiversified Portfolio that seeks capital growth over
    ING JP Morgan Fleming Small Cap Equity Portfolio)             the long term. Under normal market conditions, the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio invests at least 80% of its total assets in
    INVESTMENT SUBADVISER: J.P. Morgan Investment                 equity securities of small-cap companies.
    Management, Inc.
----------------------------------------------------------------- -------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       A nondiversified Portfolio that seeks total return from
    (formerly ING JPMorgan Fleming International Enhanced EAFE    long-term capital growth and income. Under normal
    Portfolio)                                                    conditions, the Portfolio will invest at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  total assets in a broad portfolio of equity securities of
    INVESTMENT SUBADVISER: Julius Baer Investment                 established foreign companies of various sizes, including
    Management, Inc.                                              foreign subsidiaries of U.S. companies, based in countries that are represented in the Morgan Stanley Capital
                                                                  International, Europe, Australia and Far East Index (the
                                                                  "EAFE Index").
----------------------------------------------------------------- -------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO (Class S)                     Seeks highest current income consistent with low risk to
    (formerly Limited Maturity Bond Series)                       principal and liquidity. Secondarily seeks to enhance total
    INVESTMENT ADVISER:  Directed Services, Inc.                  return when market factors indicate capital appreciation
    INVESTMENT SUBADVISER: ING Investment Management, LLC         may be available without significant risk to principal. The

                                                                  Portfolio seeks to achieve its investment objective by
                                                                  investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a
                                                                  diversified portfolio of bonds that are primarily limited
                                                                  maturity debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    (formerly Liquid Asset Series)                                preservation of capital and liquidity. The Portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  Manager strives to maintain a stable $1 per share net asset
    INVESTMENT SUBADVISER: ING Investment   Management, LLC       value and its investment strategy focuses on safety of
                                                                  principal, liquidity and yield, in order of importance, to achieve this goal.
----------------------------------------------------------------- -------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. The Portfolio invests primarily
    (formerly Growth Series)                                      in equity securities selected for their growth potential.
    INVESTMENT ADVISER:  Directed Services, Inc.                  The Portfolio may invest in companies of any size, from
    INVESTMENT SUBADVISER: Marsico Capital  Management, LLC       larger, well-established companies to smaller, emerging
                                                                  growth companies.
----------------------------------------------------------------- -------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO (Class S)                       Seeks long-term growth of capital. The Portfolio tries to
    (formerly Focus Value Series)                                 achieve its investment objective by investing primarily in
    INVESTMENT ADVISER:  Directed Services, Inc.                  a diversified portfolio consisting of equity securities
    INVESTMENT SUBADVISER: Mercury Advisors                       that the Portfolio Manager believes are undervalued
                                                                  relative to its assessment of the current or prospective
                                                                  condition of the issuer.
----------------------------------------------------------------- -------------------------------------------------------------
ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO                          Seeks long-term growth of capital. The Portfolio invests in
    (Class S) (formerly Fundamental Growth Series)                a diversified portfolio consisting primarily of common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks. The Portfolio will generally invest at least 65% of
    INVESTMENT SUBADVISER: Mercury Advisors                       its total assets in the following equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to
                                                                  common stock.
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO (Class S)                        A nondiversified Portfolio that seeks long-term growth of
    (formerly Mid-Cap Growth Series)                              capital. The Portfolio normally invests at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  net assets in common stocks and related securities (such as
    INVESTMENT SUBADVISER: Massachusetts Financial   Services     preferred stocks, convertible securities and depositary
    Company                                                       receipts) of companies with medium market capitalizations
                                                                  (or "mid-cap companies") which the Portfolio Manager
                                                                  believes have above-average growth potential.
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Class S)                              Seeks long-term growth of capital and future income. The
    (formerly Research Series)                                    Portfolio normally invests at least 80% of its net assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in common stocks and related securities (such as preferred
    INVESTMENT SUBADVISER: Massachusetts Financial   Services     stocks, convertible securities and depositary receipts).
    Company                                                       The Portfolio focuses on companies that the Portfolio
                                                                  Manager believes have favorable prospects for long-term
                                                                  growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    (formerly Total Return Series)                                entirely invested in equity securities) consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  prudent employment of capital. Secondarily seeks reasonable
    INVESTMENT SUBADVISER: Massachusetts Financial Services       opportunity for growth of capital and income. The Portfolio
    Company                                                       is a "balanced fund," and invests in a combination of
                                                                  equity and fixed income securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    (formerly Core Bond Series)                                   capital and prudent investment management. The Portfolio is
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified and seeks to achieve its investment objective
    INVESTMENT SUBADVISER: Pacific Investment Management          by investing under normal circumstances at least 80% of its
    Company, LLC                                                  net assets (plus borrowings for investment purposes) in a
                                                                  diversified portfolio of fixed income instruments of
                                                                  varying maturities.
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO                            A nondiversified Portfolio that seeks capital appreciation
    (Class S) (formerly All Cap Series)                           through investment in securities which the Subadviser
    INVESTMENT ADVISER:  Directed Services, Inc.                  believes have above-average capital appreciation potential.
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 The Portfolio invests primarily in common stocks and common
    Management, Inc.                                              stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio
                                                                  Manager believes are undervalued in the marketplace.
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO (Class S) (formerly      Seeks long-term growth of capital. Secondarily seeks
    Investors Series)                                             current income. The Portfolio invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities of U.S. companies. The Portfolio may also invest
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 in other equity securities. To a lesser degree, the
    Management, Inc.                                              Portfolio invests in income producing securities such as
                                                                  debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (Class S)        Seeks, over the long-term, a high total investment return,
    (formerly Fully Managed Series)                               consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. The Portfolio pursues an active asset
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments.
----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (Class S) (formerly     Seeks substantial dividend income as well as long-term
    Equity Income Series)                                         growth of capital. The Portfolio normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in common stocks, with 65% in the common
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         stocks of well-established companies paying above-average
                                                                  dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks.
----------------------------------------------------------------- -------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO (Class S)                         Seeks to maximize total return over the long term by
    (formerly Asset  Allocation Growth Series)                    allocating its assets among stocks, bonds, short-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  instruments and other investments. The Portfolio Manager
    INVESTMENT SUBADVISER: UBS Global Asset Management            allocates the Portfolio's assets among the following
    (Americas) Inc.                                               classes, or types, of investments: stocks, bonds, and
                                                                  short-term money market debt obligations.
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO (Class S) (formerly        Seeks long-term capital appreciation. The Portfolio Manager
    Equity Growth Series)                                         seeks to maximize long-term capital appreciation by
    INVESTMENT ADVISER:  Directed Services, Inc.                  investing primarily in growth-oriented equity securities of
    INVESTMENT SUBADVISER: Van Kampen                             large-capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in
                                                                  U.S. markets.
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (Class S) (formerly     A nondiversified Portfolio that seeks long-term capital
    Global Franchise Series)                                      appreciation. The Portfolio Manager seeks long-term capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation by investing primarily in equity securities of
    INVESTMENT SUBADVISER: Van Kampen                             issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest of in the securities of companies of any size.
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO  (Class S) (formerly   Seeks long-term growth of capital and income. Under normal
    Van Kampen Growth and Income Series)                          market conditions, the Portfolio Manager seeks to achieve
    INVESTMENT ADVISER:  Directed Services, Inc.                  the Portfolio's investment objective by investing primarily
    INVESTMENT SUBADVISER: Van Kampen                             in what it believes to be income-producing equity
                                                                  securities, including common stocks and convertible
                                                                  securities; although investments are also made in
                                                                  non-convertible preferred stocks and debt securities rated
                                                                  "investment grade," which are securities rated within the
                                                                  four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's").
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO                              A nondiversified Portfolio that seeks capital appreciation.
    (Class S) (formerly Real Estate Series)                       Secondarily seeks current income. The Portfolio invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its assets in equity securities of companies
    INVESTMENT SUBADVISER: Van Kampen                             in the U.S. real estate industry that are listed on
                                                                  national exchanges or the National Association of
                                                                  Securities Dealers Automated Quotation System ("NASDAQ").
----------------------------------------------------------------- -------------------------------------------------------------
ING PARTNERS, INC.
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (Class S)            Seeks long-term growth of capital. Invests primarily (at
    INVESTMENT ADVISER: ING Life Insurance and Annuity            least 65% of total assets) in the equity securities of
    Company                                                       foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential. Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity            common stocks and related securities, such as preferred
    Company                                                       stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 emerging growth companies.
    Management, Inc.
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
----------------------------------------------------------------- -------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO                                 Seeks long-term capital appreciation. A nondiversified
    INVESTMENT ADVISER:  ING Investments, LLC                     Portfolio that under normal conditions, invests at least
                                                                  65% of net assets in equity securities of issuers located in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)                                   Seeks to maximize total return as is consistent with
    INVESTMENT ADVISER:  ING Investments, LLC                     reasonable risk, through investment in a diversified
    INVESTMENT SUBADVISER:  Aeltus Investment                     portfolio consisting of debt securities. Under normal
       Management, Inc.                                           market conditions, invests at least 80% of net assets in
                                                                  high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may invest up to 15% of
                                                                  total assets in high-yield instruments and up to 25% of
                                                                  total assets in foreign debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Index (S&P 500), while
    INVESTMENT ADVISER:  ING Investments, LLC                     maintaining a market level of risk. Invests at least 80% of
    INVESTMENT SUBADVISER:  Aeltus Investment                     net assets in stocks included in the S&P 500. The
       Management, Inc.
                                                                  subadviser's objective is to overweight those stocks in the
                                                                  S&P 500 that they believe will outperform the index and
                                                                  underweight or avoid those stocks in the S&P 500 that they believe will underperform the index.
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
----------------------------------------------------------------- -------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO                             Seeks long-term growth of capital. Invests primarily in
    (Service Class)                                               common stock of U.S. companies that the portfolio managers
    INVESTMENT ADVISER:  ING Investments, LLC                     feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities purchased on the basis of the potential for
                                                                  capital appreciation. These securities may be from
                                                                  large-cap, mid-cap or small-cap companies.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO  (Service Class)                        Seeks growth of capital, with dividend income as a
    INVESTMENT ADVISER:  ING Investments, LLC                     secondary consideration. Normally invests at least 80% of
                                                                  assets in common stocks of large companies, which are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the
                                                                  1,000 largest companies as measured by equity market
                                                                  capitalization.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                           Seeks long-term capital appreciation. Normally invests at
    (Service Class)                                               least 80% of assets in the common stock of smaller,
    INVESTMENT ADVISER:  ING Investments, LLC                     lesser-known U.S. companies that are believed to have above average prospects for growth. For this Portfolio, smaller
                                                                  companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell 2000 Index.
----------------------------------------------------------------- -------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------------- -------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND (Series II)                 Seeks long-term growth of capital. Seeks to meet its
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     objective by investing in securities of companies that are
    INVESTMENT SUBADVISER:  H.S. Dent Advisors, Inc.              likely to benefit from changing demographic, economic and
                                                                  lifestyle trends. These securities may include common
                                                                  stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market
                                                                  capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
----------------------------------------------------------------- -------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO (Service                   Seeks reasonable income. Also considers the potential for
    Class 2)                                                      capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research            exceeds the composite yield on the securities comprising
    Co.                                                           the Standard & Poor's 500 Index. Normally invests at least
    INVESTMENT SUBADVISER: Subadviser: FMR Co., Inc.              80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).
----------------------------------------------------------------- -------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO (Service Class 2)                  Seeks to achieve capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management &        Research     primarily in common stocks of companies the investment
    Co.                                                           adviser believes have above-average growth potential (often
    INVESTMENT SUBADVISER: Subadviser: FMR Co., Inc.              called "growth" stocks).
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VIF-- FINANCIAL SERVICES FUND                             Seeks capital growth. The Fund normally invests at least
    INVESTMENT ADVISER:  INVESCO Variable Investment Funds, Inc.  80% of its net assets in the equity securities and
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             equity-related instruments of companies involved in the
                                                                  financial services sector. These companies include, but are not limited to, banks (regional and money centers),
                                                                  insurance companies (life, property and casualty, and
                                                                  multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government sponsored
                                                                  agencies) and suppliers to financial services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. In general, the Fund emphasizes companies that INVESCO believes are strongly managed and
                                                                  will generate above-average long-term capital appreciation.
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VIF-- HEALTH SCIENCES FUND                                Seeks capital growth by normally investing at least 80% of
    INVESTMENT ADVISER:  INVESCO Variable Investment Funds, Inc.  its net assets in the equity securities and equity-related
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             instruments of companies that develop, produce, or
                                                                  distribute products or services related to health care.
                                                                  These companies include, but are not limited to, medical
                                                                  equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. At any given time, 20% of the Fund's assets is not required to be
                                                                  invested in the sector.
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VIF-- LEISURE FUND                                        Seeks capital growth. The Fund normally invests at least
    INVESTMENT ADVISER:  INVESCO Variable Investment Funds, Inc.  80% of its net assets in the equity securities and
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             equity-related instruments of companies engaged in the
                                                                  design, production, and distribution of products related the leisure activities. These industries include, but are not
                                                                  limited to, hotels/gaming, publishing, advertising,
                                                                  beverages, audio/video, broadcasting-radio/TV, cable &
                                                                  satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail,
                                                                  and toys. At any given time, 20% of the Fund's assets is not required to be invested in the sector.
----------------------------------------------------------------- -------------------------------------------------------------
INVESCO VIF-- UTILITIES FUND                                      Seeks capital growth. It also seeks current income. The
    INVESTMENT ADVISER:  INVESCO Variable Investment Funds, Inc.  Fund normally invests at least 80% of its net assets in the
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             equity securities and equity-related instruments of
                                                                  companies engaged in utilities-related industries. These
                                                                  include, but are not limited to, companies that produce,
                                                                  generate, transmit, or distribute natural gas or
                                                                  electricity, as well as in companies that provide
                                                                  telecommunications services, including local, long distance and wireless. A portion of the Fund's assets are not
                                                                  required to be invested in the sector.
----------------------------------------------------------------- -------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
----------------------------------------------------------------- -------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND (CLASS B)                           Seeks long-term growth by investing primarily in small
    INVESTMENT ADVISER:  Columbia Management                      capitalization equities.
       Advisers, Inc.
----------------------------------------------------------------- -------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------- -------------------------------------------------------------
PIMCO HIGH YIELD PORTFOLIO                                        Seeks maximum total return, consistent with
    INVESTMENT ADVISER: Pacific Investment                        preservation ofcapital and prudent investment management.
       Management Co.
----------------------------------------------------------------- -------------------------------------------------------------
PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO                      Seeks total return which exceeds that of the S&P 500.
    INVESTMENT ADVISER:  Pacific Investment
       Management Co.
----------------------------------------------------------------- -------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------------------------------- -------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)                             Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      broad list of carefully selected, reasonably priced
                                                                  securities rather than in securities whose prices reflect a premium resulting from their current market popularity.
                                                                  Invests the major portion of its assets in equity
                                                                  securities, primarily of U.S. issuers.
----------------------------------------------------------------- -------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO (Class II)                    Seeks capital appreciation by investing in a diversified
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      portfolio of securities consisting primarily of common
                                                                  stocks. Normally, invests at least 80% of total assets in
                                                                  equity securities of mid-size companies, that is, companies with market values within the range of market values of
                                                                  companies included in the Russell Midcap(R) Value Index.
----------------------------------------------------------------- -------------------------------------------------------------
PRO FUNDS VP
----------------------------------------------------------------- -------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors, LLC                     that correspond to the daily performance of the S&P 500
                                                                  Index.
----------------------------------------------------------------- -------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors, LLC                    that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors, LLC                     that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
----------------------------------------------------------------- -------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors, LLC                    that correspond to the daily performance of the Russell
                                                                  2000 Index.
----------------------------------------------------------------- -------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
----------------------------------------------------------------- -------------------------------------------------------------
JENNISON PORTFOLIO (Class II)                                     Seeks to achieve long-term growth of capital. Invests
    INVESTMENT ADVISER:  Prudential Investments, LLC              primarily in equity securities of major, established
    INVESTMENT SUBADVISER:  Jennison Associates, LLC              corporations that the investment adviser believes offer
                                                                  above-average growth prospects. May invest up to 30% of
                                                                  total assets in foreign securities. Normally invests 65% of total assets in common stocks and preferred stocks of
                                                                  companies with capitalization in excess of $1 billion.
----------------------------------------------------------------- -------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO (Class II)             Seeks long-term growth of capital. Invests in
    INVESTMENT ADVISER:  Prudential Investments, LLC              equity-related securities of foreign issuers that the
    INVESTMENT SUBADVISER:  Jennison Associates, LLC              subadviser thinks will increase in value over a period of
                                                                  years. Invests primarily in the common stock of large and
                                                                  medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of
                                                                  foreign companies operating or based in at least five
                                                                  different countries.
----------------------------------------------------------------- -------------------------------------------------------------

--------------------------------------------------------------------------------
 APPENDIX  C
--------------------------------------------------------------------------------


                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment. For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment. Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation. CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

          (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

          (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

          (3)  We add (1) and

          (4) We subtract from (3) any transfers from that Fixed Interest Allocation.

          (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you. The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

--------------------------------------------------------------------------------
 APPENDIX  D
--------------------------------------------------------------------------------


                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply. You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

--------------------------------------------------------------------------------
 APPENDIX  E
--------------------------------------------------------------------------------


                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000. In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $280 ($7,000 x .04). The amount of the withdrawal paid to you will be $10,220 ($10,500 - $280).

If the MRD had been $4,000, instead of $2,000, the amount subject to the 4% surrender charge would be $6,500 ($10,500 - $4,000) and a surrender charge of $260 ($6,500 x .04) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

--------------------------------------------------------------------------------
 APPENDIX  F
--------------------------------------------------------------------------------


          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                           FOR YR-2001 CONTRACT OWNERS

These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit and to the 7% Solution element of the Max 7 Death Benefit.

EXAMPLE #1:  THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

               The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

               MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

               AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)



EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

               The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

               MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

               AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

               The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

               MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

               AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

--------------------------------------------------------------------------------
 APPENDIX  G
--------------------------------------------------------------------------------


                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

     EXAMPLE #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------




-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000            0         --    1,000     1,000
      1      1,070        --     1,070            1         --    1,000     1,000
      2      1,145        --     1,145            2         --    1,000     1,000
      3      1,225        --     1,225            3         --    1,000     1,000
      4      1,311        --     1,311            4         --    1,000     1,000
      5      1,403        --     1,403            5         --    1,000     1,000
      6         --     1,403     1,403            6      1,070       --     1,070
      7         --     1,403     1,403            7      1,145       --     1,145
      8         --     1,403     1,403            8      1,225       --     1,225
      9         --     1,403     1,403            9      1,311       --     1,311
     10         --     1,403     1,403           10      1,403       --     1,403
-----------------------------------------    ---------------------------------------

    EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

                     -----------------------------------------------------------------------------
                    7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
                     -----------------------------------------------------------------------------
                                      Covered           Excluded            Total
                                 --------------------------------------------------------
                      End of yr  7% MGDB                                                  Death
                                             AV    "7% MGDB"    AV    7% MGDB     AV     Benefit
                          0        500      500       500      500     1,000     1,000    1,000
                          1        535      510       535      510     1,045     1,020    1,045
                          2        572      490       572      490     1,062      980     1,062
                          3        613      520       613      520     1,133     1,040    1,133
                          4        655      550       655      550     1,205     1,100    1,205
                          5        701      450       701      450     1,151      900     1,151
                          6        750      525       750      525     1,275     1,050    1,275
                          7        803      600       803      600     1,403     1,200    1,403
                          8        859      750       859      750     1,609     1,500    1,609
                          9        919      500       919      500     1,419     1,000    1,419
                         10        984      300       984      300     1,284      600     1,284


                     -----------------------------------------    -----------------------------------------
                              7% MGDB IF 0% INVESTED                      7% MGDB IF 100% INVESTED
                                IN EXCLUDED FUNDS                            IN EXCLUDED FUNDS
                     -----------------------------------------    -----------------------------------------
                                      Covered                                     Excluded
                                --------------------                        ---------------------
                     End of yr                        Death       End of yr                        Death
                                 7% MGDB     AV      Benefit                "7% MGDB"     AV      Benefit
                         0        1,000     1,000     1,000           0       1,000     1,000      1,000
                         1        1,070     1,020     1,070           1       1,070     1,020      1,020
                         2        1,145       980     1,145           2       1,145       980        980
                         3        1,225     1,040     1,225           3       1,225     1,040      1,040
                         4        1,311     1,100     1,311           4       1,311     1,100      1,100
                         5        1,403       900     1,403           5       1,403       900        900
                         6        1,501     1,050     1,501           6       1,501     1,050      1,050
                         7        1,606     1,200     1,606           7       1,606     1,200      1,200
                         8        1,718     1,500     1,718           8       1,718     1,500      1,500
                         9        1,838     1,000     1,838           9       1,838     1,000      1,000
                         10       1,967       600     1,967          10       1,967       600        600
                     -----------------------------------------    -----------------------------------------



          Note: AV are hypothetical illustrative values. Not a projection. "7%
               MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

           -------------------------------------------------------------------------------
                           TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                                     AT THE BEGINNING OF YEAR 6
           -------------------------------------------------------------------------------
                           Covered            Excluded            Total
                      ---------------------------------------------------------
           end of yr  7% MGDB     AV     "7%         AV     7% MGDB     AV     Death
                                          MGDB"                                 Benefit
               --      1,000     1,000       --       --     1,000     1,000     1,000
                1      1,050     1,020       --       --     1,050     1,020     1,050
                2      1,103       980       --       --     1,103       980     1,103
                3      1,158     1,040       --       --     1,158     1,040     1,158
                4      1,216     1,100       --       --     1,216     1,100     1,216
                5      1,276       900       --       --     1,276       900     1,276
                6         --       --     1,340     1,050    1,050     1,050     1,050
                7         --       --     1,407     1,200    1,200     1,200     1,200
                8         --       --     1,477     1,500    1,500     1,500     1,500
                9         --       --     1,551     1,000    1,000     1,000     1,000
               10         --       --     1,629       600       600      600        600


           Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).



           -------------------------------------------------------------------------------
                           TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                                     AT THE BEGINNING OF YEAR 6

           -------------------------------------------------------------------------------
                           Covered            Excluded            Total
                      ---------------------------------------------------------
           end of yr  7% MGDB     AV     "7%         AV     7% MGDB     AV     Death
                                          MGDB"                                 Benefit
               --         --       --     1,000     1,000    1,000     1,000     1,000
               1          --       --     1,050     1,020    1,020     1,020     1,020
               2          --       --     1,103       980      980       980       980
               3          --       --     1,158     1,040    1,040     1,040     1,040
               4          --       --     1,216     1,100    1,100     1,100     1,100
               5          --       --     1,276       900      900       900       900
               6          945    1,050       --        --      945     1,050     1,050
               7          992    1,200       --        --      992     1,200     1,200
               8        1,042    1,500       --        --    1,042     1,500     1,500
               9        1,094    1,000       --        --    1,094     1,000     1,094
              10        1,149      600       --        --    1,149       600     1,149
           -------------------------------------------------------------------------------

              Note: 7% MGDB transferred to Covered Funds is the lesser of 7%
                    MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

--------------------------------------------------------------------------------
 APPENDIX  H
--------------------------------------------------------------------------------


               DEATH BENEFITS FOR CATEGORY YR-2001 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 category. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. AS USED IN THIS APPENDIX, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

          1)   the contract value; and

          2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

          1)   the contract value allocated to Special Funds; and

          2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

          1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

          2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

          3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal. ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special
Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit. For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

          1)   the Standard Death Benefit;

          2)   the floor; and

          3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

          1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

          2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

          1)   the Standard Death Benefit;

          2)   the floor; and

          3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

          1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

          2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

          3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

          4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

--------------------------------------------------------------------------------
 APPENDIX  I
--------------------------------------------------------------------------------


                DEATH BENEFITS FOR CATEGORY MAY-2002 AND YR-2003
                                 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center. The following enhanced death benefit option was available when you purchased your Contract: The DEFERRED RATCHET ENHANCED DEATH BENEFIT equals the greater of:

        1)   the Standard Death Benefit; and

        2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds. No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

          o the current contract value in Covered Funds (after deductions occurring as of that date); or

          o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

          o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

          o    for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

          o the current contract value in Excluded Funds (after deductions occurring as of that date); or

          o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Deferred Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro-rata basis.

CHANGE OF CONTRACT OWNER OR BENEFICIARY

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003585%.

--------------------------------------------------------------------------------
 APPENDIX  J
--------------------------------------------------------------------------------


                      DEATH BENEFITS FOR MAY-2002, YR-2003
                          AND MAY-2003 CONTRACT OWNERS

The following is a description of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit for May-2002, Yr-2003 and May-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

               1)   the Standard Death Benefit; and

               2)   the lesser of:

                    a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

                    b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis. The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

          1) the current contract value in Covered Funds (after deductions occurring as of that date); and

          2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

          1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

          2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

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 APPENDIX  K
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               OPTIONAL RIDER BENEFITS FOR YR-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ------------------- -----------------------------------------------
           Waiting Period      Quarterly Charge
           ------------------- -----------------------------------------------
           10 Year             0.125% of the MGAB Charge Base (0.50% annually)
           20 Year             0.125% of the MGAB Charge Base (0.50% annually)
           ------------------- -----------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           ---------------- -----------------------------------------------
           MGIB Rate        Quarterly Charge
           ---------------- -----------------------------------------------
           7%               0.125% of the MGIB Charge Base (0.50% annually)
           ---------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

             If you purchased the MGAB rider on the contract date, and

             (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

             (ii) elected the twenty-year option your MGAB Base for Special and
                  Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

             If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

             Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

             Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

             Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred. Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

        2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows:
             For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

        3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date. MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

             (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

             (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

             (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

         1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

             The MGIB Base is equal to the lesser of (i) and (ii) where:

             (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

             (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

             Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base. Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit. The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

         2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

        3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

             The MGIB Income Options are available under the MGIB Rider:

             (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain; (ii) Income for a 20-30 Year Period Certain; or
             (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit

                  Date.
     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

               (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

               (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF
(1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

               (i)  your contract value is greater than zero;

               (ii) your MGWB Withdrawal Account or the floor is greater than zero;

               (iii)your latest allowable annuity start date has not been reached;

               (iv) you have not elected to annuitize your Contract; and

               (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

               (i) your MGWB Withdrawal Account or the floor is greater than zero;

               (ii) your latest allowable annuity start date has not been reached;

               (iii)you have not elected to annuitize your Contract; and

               (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

EXCLUDED FUNDS

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

--------------------------------------------------------------------------------
 APPENDIX  L
--------------------------------------------------------------------------------


                       OPTIONAL RIDER BENEFIT CHARGES AND
                        MINIMUM GUARANTEED INCOME BENEFIT
                          FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ------------------ ------------------------------------------------
           Waiting Period     Quarterly Charge
           ------------------ ------------------------------------------------
           10 Year            0.125% of the MGAB Charge Base (0.50% annually)
           20 Year            0.125% of the MGAB Charge Base (0.50% annually)
           ------------------ ------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           ----------------- -----------------------------------------------
           MGIB Rate         Quarterly Charge

           ----------------- -----------------------------------------------
           7%                0.125% of the MGIB Charge Base (0.50% annually)
           ----------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

        (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

        (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

               a)   is the Maximum MGIB Base; and

               b)   is the sum of:

                    1)   the MGIB Base allocated to Covered Funds;

                    2)   the MGIB Base allocated to Special Funds; and

                    3)   the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category. The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

             The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

             The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS. Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

             The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate. Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

             Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

             Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

             Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

        2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000. The MGIB Income Options are available under the MGIB Rider:

                    (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

                    (ii) Income for a 20-30 Year Period Certain; or

                    (iii)Any other income plan offered by the Company in
                         connection with the MGIB rider on the MGIB Benefit
                         Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

--------------------------------------------------------------------------------
 APPENDIX  M
--------------------------------------------------------------------------------


                         OPTIONAL RIDER BENEFIT CHARGES
                         AND OPTIONAL BENEFIT RIDERS FOR
                      MAY-2002 AND YR-2003 CONTRACT OWNERS

The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

Minimum Guaranteed Accumulation Benefit rider:*

           ------------------- ---------------------------------- -------------------------------
           Waiting Period      As an Annual Charge                As a Quarterly Charge
           ------------------- ---------------------------------- -------------------------------
           10 Year             0.65% of the MGAB Charge Base      0.1625% of the MGAB Charge Base
           20 Year             0.65% of the MGAB Charge Base      0.1625% of the MGAB Charge Base
           ------------------- ---------------------------------- -------------------------------

            * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

           -------------------------------- -------------------------------------------------------
           As an Annual Charge              As a Quarterly Charge
           -------------------------------- -------------------------------------------------------
           0.65% of contract value          0.1625% of the MGWB Eligible Payment Amount**
           -------------------------------- -------------------------------------------------------

            ** The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

             a)   the MGAB Base allocated to Covered Funds;

             b)   the MGAB Base allocated to Special Funds; and

             c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

             No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                  For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

                  For Contracts issued prior to
                  September 2, 2003, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

             No investment options are currently designated as Excluded Funds.

             The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

             The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

             If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers. We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories. Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

        2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

        1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

        2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND (II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          1)   your contract value is greater than zero;

          2)   your MGWB Withdrawal Account is greater than zero;

          3)   you have not reached your latest allowable annuity start date;

          4)   you have not elected to annuitize your Contract; and

          5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

         AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

          1)   your MGWB Withdrawal Account is greater than zero;

          2)   you have not reached your latest allowable annuity start date;

          3)   you have not elected to annuitize your Contract; and

          4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

                                   ING [LOGO]


                     ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.
--------------------------------------------------------------------------------

Generations                                                          02/XX/2004

--------------------------------------------------------------------------------
   ING USA ANNUITY AND LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

   DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                                                GOLDENSELECT OPPORTUNITIES(R)

--------------------------------------------------------------------------------

                                                               FEBRUARY XX, 2004

           This prospectus describes GoldenSelect Opportunities, a group and individual deferred combination variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

           The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

           You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

           REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

            This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated February XX, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
              THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED
                               ON THE NEXT PAGE.
--------------------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.                                            J.P. MORGAN ASSET MANAGEMENT INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)                ING JPMorgan Small Cap Equity Portfolio (Class A) (1)
A I M CAPITAL MANAGEMENT, INC.                                  JANUS CAPITAL MANAGEMENT LLC
  ING AIM Mid Cap Growth Portfolio (Class A) (1)                  ING Janus Growth and Income Portfolio (Class A) (1)
ALLIANCE CAPITAL MANAGEMENT L.P.                                  ING Janus Special Equity Portfolio (Class A) (1)
  ING Alliance Mid Cap Growth Portfolio (Class A) (1)           JENNISON ASSOCIATES LLC
BARING INTERNATIONAL INVESTMENT LIMITED                           ING Jennison Equity Opportunities Portfolio (Class A) (1)
  ING Developing World Portfolio (Class A) (1)                    Jennison Portfolio (Class II) (5)
  ING Hard Assets Portfolio (Class A) (1)                         SP Jennison International Growth Portfolio (Class II) (5)
CAPITAL GUARDIAN TRUST COMPANY                                  JULIUS BAER INVESTMENT MANAGEMENT, LLC
  ING Capital Guardian Large Cap Value Portfolio                  ING Julius Baer Foreign Portfolio (Class II) (5)
    (Class A) (1)                                               MARSICO CAPITAL MANAGEMENT, LLC
  ING Capital Guardian Managed Global Portfolio                   ING Marsico Growth Portfolio (Class A) (1)
    (Class A) (1)                                               MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING Capital Guardian Small Cap Portfolio (Class A) (1)          ING MFS Mid Cap Growth Portfolio (Class A) (1)
CAPITAL RESEARCH AND MANAGEMENT COMPANY                           ING MFS Research Portfolio (Class A) (1)
  ING American Funds Growth Portfolio(2)                          ING MFS Total Return Portfolio (Class A) (1)
  ING American Funds Growth-Income Portfolio(2)                 MERCURY ADVISORS ING
  American Funds International Portfolio(2)                       ING Mercury Focus Value Portfolio (Class A) (1)
COLUMBIA MANAGEMENT ADVISERS, INC.                                ING Mercury Fundamental Growth Portfolio (Class A) (1)
  Colonial Small Cap Value Fund (Class B)                       PACIFIC INVESTMENT MANAGEMENT COMPANY
EAGLE ASSET MANAGEMENT, INC.                                      ING PIMCO Core Bond Portfolio (Class A) (1)
  ING Eagle Asset Value Equity Portfolio (Class A) (1)            PIMCO High Yield Portfolio (Admin Class)
FIDELITY MANAGEMENT & RESEARCH CO.                              PIONEER INVESTMENT MANAGEMENT, INC.
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)                Pioneer Fund VCT Portfolio (Class II)
Fidelity(R)VIP Growth Portfolio (Class S2)                         Pioneer Mid-Cap Value VCT Portfolio (Class II)
  ING FMRSM Diversified MidCap Portfolio (Class A) (1)          PROFUND ADVISORS LLC
GOLDMAN SACHS ASSET MANAGEMENT, L.P.                              ProFund VP Bull
  ING Goldman Sachs Internet Tollkeeper Portfolio                 ProFund VP Europe 30
    (Class A) (1) (3)                                             ProFund VP Rising Rates Opportunity
ING INVESTMENT MANAGEMENT, LLC                                    ProFund VP Small Cap
  ING Liquid Assets Portfolio (Class A) (1)                     SALOMON BROTHERS ASSET MANAGEMENT, INC.
ING INVESTMENTS, LLC                                              ING Salomon Brothers All Cap Portfolio (Class A) (1)
  ING GET U.S. Core Portfolio                                     ING Salomon Brothers Investors Portfolio (Class A) (1)
  ING International Portfolio (Class A) (1)                       ING Salomon Brothers Aggressive Growth Portfolio (Class
  ING VP Bond Portfolio (Class S)                                   S)(2)
  ING VP Growth Opportunities Portfolio (Class S)               T. ROWE PRICE ASSOCIATES, INC.
  ING VP Index Plus LargeCap Portfolio (Class S)                  ING T. Rowe Price Capital Appreciation Portfolio
  ING VP MagnaCap Portfolio (Service Class)                         (Class A) (1)
  ING VP SmallCap Opportunities Portfolio (Class S)               ING T. Rowe Price Equity Income Portfolio (Class A) (1)
  ING VP Worldwide Growth Portfolio (Class S)                   UBS GLOBAL ASSET MANAGEMENT
INVESCO FUNDS GROUP, INC.                                         ING UBS U.S. Balanced Portfolio (Class A) (1)
  INVESCO VIF-- Financial Services Fund                         VAN KAMPEN
  INVESCO VIF-- Health Sciences Fund                              ING Van Kampen Comstock Portfolio (Class S) (4)
  INVESCO VIF-- Leisure Fund                                      ING Van Kampen Equity Growth Portfolio (Class A) (1)
  INVESCO VIF-- Utilities Fund                                    ING Van Kampen Global Franchise Portfolio (Class A) (1)
J.P. MORGAN FLEMING ASSET MANAGEMENT                              ING Van Kampen Growth and Income Portfolio(Class A)(1)
  (LONDON) LTD.                                                   ING Van Kampen Real Estate Portfolio (Class A) (1)
  ING JPMorgan Fleming International Portfolio
    (Class A) (1)

     (1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V.

     (2) The investment adviser for this portfolio is ING Investments, LLC. The portfolio manager listed is the sub-advisor.

     (3)  Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

     (4) The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

     (5) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
 TABLE  OF  CONTENTS
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                                                     PAGE                                                             PAGE

Index of Special Terms..............................  ii         Death Benefit Choices...............................  36
Fees and Expenses...................................   1           Death Benefit During the Accumulation Phase.......  36
Condensed Financial Information.....................   4               Standard Death Benefit........................  37
  Accumulation Unit.................................   4               Enhanced Death Benefit Options................  37
  The Net Investment Factor.........................   4               Earnings Multiplier Benefit Rider.............  39
  Performance Information...........................   5           Death Benefit During the Income Phase.............  40
  Financial Statements..............................   6           Continuation After Death-- Spouse.................  40
ING USA Annuity and Life Insurance Company..........   6           Continuation After Death-- Not a Spouse...........  40
ING USA Separate Account B..........................   6           Required Distributions Upon Contract
The Trusts and Funds................................   7               Owner's Death.................................  41
Restricted Funds....................................   9         The Annuity Options.................................  42
Covered Funds, Special Funds and Excluded                        Other Contract Provisions...........................  44
  Funds  ...........................................   9         Other Information...................................  46
Charges and Fees....................................  10         Federal Tax Considerations..........................  47
  Charge Deduction Subaccount.......................  10         Statement of Additional Information
  Charges Deducted from the Contract Value..........  10           Table of Contents.................................  55
      Surrender Charge..............................  10         Appendix A
      Waiver of Surrender Charge for Extended                      Condensed Financial Information...................  A1
         Medical Care...............................  10         Appendix B
      Free Withdrawal Amount........................  11           The Investment Portfolios.........................  B1
      Surrender Charge for Excess Withdrawals.......  11         Appendix C
      Premium Taxes.................................  11           Fixed Account II..................................  C1
      Administrative Charge.........................  11         Appendix D
      Transfer Charge...............................  11           Fixed Interest Division...........................  D1
  Charges Deducted from the Subaccounts.............  12         Appendix E
      Mortality and Expense Risk Charge.............  12           Surrender Charge for Excess Withdrawals
      Asset-Based Administrative Charge.............  12               Example.......................................  E1
      Earnings Multiplier Benefit Charge............  12         Appendix F
      Optional Rider Charges........................  12           Withdrawal Adjustment for 7% Solution
  Trust and Fund Expenses...........................  13               Death Benefit Examples........................  F1
The Annuity Contract................................  13         Appendix G
  Contract Date and Contract Year ..................  13           Special Funds and Excluded Funds Examples.........  G1
  Contract Owner....................................  14         Appendix H
  Annuity Start Date................................  15           Death Benefits for Yr-2001 Contract Owners........  H1
  Annuitant.........................................  15         Appendix I
  Beneficiary.......................................  15           Death Benefits for May-2002 and Yr-2003
  Purchase and Availability of the Contract.........  16               Contract Owners...............................  I1
  Crediting of Premium Payments.....................  17         Appendix J
  Administrative Procedures.........................  18           Death Benefits for May-2002, Yr-2003 and
  Contract Value....................................  18               May-2003 Contract Owners......................  J1
  Cash Surrender Value..............................  19         Appendix K
  Addition, Deletion or Substitution of                            Optional Rider Benefits for Yr-2001
      Subaccounts and Other Changes.................  19               Contract Owners...............................  K1
  The Fixed Account.................................  20         Appendix L
Optional Riders.....................................  20           Optional Rider Benefit Charges and Minimum
  Rider Date........................................  20               Guaranteed Income Benefit for May-2002
  No Cancellation...................................  20               Contract Owners...............................  L1
  Termination.......................................  20         Appendix M
  Minimum Guaranteed Income Benefit Rider...........  23           Optional Rider Benefit Charges and Optional
  Minimum Guaranteed Withdrawal                                        Benefit Riders for May-2002 and
      Benefit Rider.................................  27               Yr-2003 Contract Owners.......................  M1
  Other Contracts...................................  30         Appendix N
Withdrawals.........................................  30           Projected Schedule of ING GET U.S. Core
Transfers Among Your Investments....................  33               Portfolio Offerings...........................  N1

--------------------------------------------------------------------------------
 INDEX  OF  SPECIAL  TERMS
--------------------------------------------------------------------------------


The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                          PAGE

    ----------------------------------------------------- ---------
    Accumulation Unit                                          4
    Annuitant                                                 15
    Annuity Start Date                                        15
    Cash Surrender Value                                      19
    Claim Date                                                36
    Contract Date                                             13
    Contract Owner                                            14
    Contract Value                                            18
    Contract Year                                             13
    Covered Fund                                               9
    Earnings Multiplier Benefit                               39
    Excluded Fund                                              9
    Free Withdrawal Amount                                    11
    Max 7 Enhanced Death Benefit                              39
    Net Investment Factor                                      4
    Net Rate of Return                                         5
    Quarterly Ratchet Enhanced Death Benefit                  38
    Restricted Fund                                            9
    Rider Date                                                20
    7% Solution Death Benefit Element                         37
    Special Fund                                               9
    Standard Death Benefit                                    37



The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS      CORRESPONDING TERM USED IN THE CONTRACT

    --------------------------------- ---------------------------------------
    Accumulation Unit Value           Index of Investment Experience
    Annuity Start Date                Annuity Commencement Date
    Contract Owner                    Owner or Certificate Owner
    Contract Value                    Accumulation Value
    Transfer Charge                   Excess Allocation Charge
    Fixed Interest Allocation         Fixed Allocation
    Free Look Period                  Right to Examine Period
    Guaranteed Interest Period        Guarantee Period
    Subaccount(s)                     Division(s)
    Net Investment Factor             Experience Factor
    Regular Withdrawals               Conventional Partial Withdrawals
    Withdrawals                       Partial Withdrawals

--------------------------------------------------------------------------------
 FEES  AND  EXPENSES
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES/1/

         Surrender Charge:

     COMPLETE YEARS ELAPSED   0     1     2     3     4     5     6     7     8+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE         8%    7%    6%    5%    4%    3%    2%    1%    0%

         Transfer Charge/2/.....................  $25 per transfer, if you make more than 12 transfers in a contract year

            1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

            2 We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE/3/........  $30
       (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

            3 We deduct this charge on each contract anniversary and on surrender.


SEPARATE ACCOUNT ANNUAL CHARGES 4

           ----------------------------------------------------------------------------------------
                                                                           ENHANCED DEATH BENEFITS
                                                            STANDARD       ------------------------
                                                             DEATH         QUARTERLY
                                                            BENEFIT         RATCHET          MAX 7
           ----------------------------------------------------------------------------------------
             Mortality & Expense Risk Charge                 1.25%           1.50%            1.70%
             Asset-Based Administrative Charge               0.15%           0.15%            0.15%
                Total                                        1.40%           1.65%            1.85%
             ING GET U.S. Core Portfolio
                ("GET Fund") Guarantee Charge 5              0.50%           0.50%            0.50%
             Total With GET Fund Guarantee Charge            1.90%           2.15%            2.35%
           ----------------------------------------------------------------------------------------

            4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

            5 The GET Fund Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the GET Fund investment option. Please see below for a description of the GET Fund guarantee.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE/6/

           ----------------------------- ------------------------
           As an Annual Charge           As a Quarterly Charge
           ----------------------------- ------------------------
           0.30% of contract value       0.075% of contract value
           ----------------------------- ------------------------

            6 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

OPTIONAL RIDER CHARGES/7/

       MINIMUM GUARANTEED INCOME BENEFIT RIDER:

           ---------------- ----------------------------------------- ----------------------------------
           MGIB Rate        As an Annual Charge                       As a Quarterly Charge
           ---------------- ----------------------------------------- ----------------------------------
           7%               0.75% of the MGIB Charge Base/8/          0.1875% of the MGIB Charge Base/8/
           ---------------- ----------------------------------------- ----------------------------------

       MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:

           -------------------------------- --------------------------
           As an Annual Charge              As a Quarterly Charge
           -------------------------------- --------------------------
           0.35% of contract value          0.0875% of contract value
           -------------------------------- --------------------------

            7 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

            8 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ---------------------------------------------------------------------------- ------------------ -----------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES9                                    MINIMUM           MAXIMUM
     ---------------------------------------------------------------------------- ------------------ -----------------
     (expenses that are deducted from Trust or Fund assets, including
     management fees, distribution and/or service (12b-1) fees10, and other             0.74%             2.11%
     expenses):
     ---------------------------------------------------------------------------- ------------------ -----------------

         9 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.68% to 2.01%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

         10 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE/1/

The column labeled "Gross Expense Ratio" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Expense Ratio" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2003.

-------------------------------------------------------------------------------------------------------------------------
  FUND NAME                                                                         TOTAL FUND                NET FUND
                                                          DISTRIBUTION                ANNUAL                   ANNUAL
                                                             AND/OR                  EXPENSES      TOTAL      EXPENSES
                                              INVESTMENT    SERVICE                  WITHOUT      WAIVERS      AFTER
                                               ADVISORY     (12B-1)       OTHER     WAIVERS OR      OR       WAIVERS OR
                                                 FEES         FEE       EXPENSES    REDUCTIONS  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund
  (Series II)/5/                                  0.85%       0.25%        0.58%       1.68%        0.23%       1.45%
Colonial Small Cap Value Fund (Class B)           0.80%       0.25%        0.34%       1.39%        0.29%       1.10%
Fidelity(R)VIP Equity-Income Portfolio
  (Service Class 2)                               0.48%       0.25%        0.10%       0.83%        0.00%       0.83%
Fidelity(R)VIP Growth Portfolio (Service
  Class 2)                                        0.58%       0.25%        0.10%       0.93%        0.00%       0.93%
  ING AIM Mid Cap Growth Portfolio (Advisor
    Class)                                        0.69%       0.50%        0.01%       1.20%        0.10%       1.10%
ING Alliance Mid-Cap Growth Portfolio
  (Advisor Class)                                 0.78%       0.50%        0.02%       1.30%        0.10%       1.20%
ING American Funds Growth Portfolio/2/            0.38%       0.75%        0.05%       1.18%        0.00%       1.18%
ING American Funds Growth-Income Portfolio/2/     0.34%       0.75%        0.04%       1.13%        0.00%       1.13%
ING American Funds International Portfolio/2/     0.57%       0.75%        0.09%       1.41%        0.00%       1.41%
ING Capital Guardian Large Cap Value
  Portfolio (Advisor Class)                       0.75%       0.50%        0.01%       1.26%        0.10%       1.16%
ING Capital Guardian Managed Global
  Portfolio (Advisor Class)                       1.00%       0.50%        0.01%       1.51%        0.10%       1.41%
ING Capital Guardian Small Cap Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.02%       1.21%        0.10%       1.11%
ING Developing World Portfolio (Advisor
  Class)                                          1.50%       0.50%        0.01%       2.01%        0.10%       1.91%
ING Eagle Asset Value Equity Portfolio
  (Advisor Class)/3/                              0.69%       0.50%        0.01%       1.20%        0.10%       1.10%
ING FMRSM Diversified Mid-Cap Portfolio
  (Advisor Class)                                 0.75%       0.50%        0.01%       1.26%        0.10%       1.16%
ING GET U.S. Core Portfolio                       0.60%       0.50%        0.15%       1.00%        0.00%        1.00
ING Goldman Sachs Internet TollkeeperSM
  Portfolio* (Advisor Class)                      1.60%       0.50%        0.01%       2.11%        0.10%       2.01%
ING Hard Assets Portfolio (Advisor Class)         0.69%       0.50%        0.01%       1.20%        0.10%       1.10%
ING International Portfolio (Advisor Class)       1.00%       0.50%        0.01%       1.51%        0.10%       1.41%
ING Janus Growth and Income Portfolio
  (Advisor Class)/3/                              0.85%       0.50%        0.01%       1.36%        0.10%       1.26%
ING Janus Special Equity Portfolio (Advisor
  Class)                                          0.85%       0.50%        0.01%       1.36%        0.10%       1.26%
ING Jennison Equity Opportunities Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.01%       1.20%        0.10%       1.10%
ING JPMorgan Fleming International Portfolio
  (Service Class)                                 0.80%       0.25%        0.20%       1.25%        0.00%       1.25%
ING JPMorgan Small Cap Equity Portfolio
  (Advisor Class)                                 0.90%       0.50%        0.01%       1.41%        0.10%       1.31%
ING Julius Baer Foreign Portfolio (Advisor
  Class)                                          1.00%       0.50%        0.01%       1.51%        0.10%       1.41%
ING Liquid Assets Portfolio (Advisor Class)       0.27%       0.50%        0.01%       0.78%        0.10%       0.68%
ING Marsico Growth Portfolio (Advisor Class)      0.78%       0.50%        0.01%       1.29%        0.10%       1.19%
ING Mercury Focus Value Portfolio (Advisor
  Class)                                          0.80%       0.50%        0.01%       1.31%        0.10%       1.21%
ING Mercury Fundamental Growth Portfolio
  (Advisor Class)                                 0.80%       0.50%        0.01%       1.31%        0.10%       1.21%
ING MFS Mid-Cap Growth Portfolio (Advisor
  Class)                                          0.64%       0.50%        0.02%       1.16%        0.10%       1.06%
ING MFS Research Portfolio (Advisor Class)/3/     0.64%       0.50%        0.02%       1.16%        0.10%       1.06%
ING MFS Total Return Portfolio (Advisor
  Class)/3/                                       0.64%       0.50%        0.02%       1.15%        0.10%       1.05%
ING PIMCO Core Bond Portfolio (Advisor Class)     0.66%       0.50%        0.02%       1.18%        0.10%       1.08%
ING Salomon Brothers All Cap Portfolio
  (Advisor Class)                                 0.75%       0.50%        0.01%       1.26%        0.10%       1.16%
ING Salomon Brothers Investors Portfolio
  (Advisor Class)                                 0.75%       0.50%        0.01%       1.26%        0.10%       1.16%
ING T. Rowe Price Capital Appreciation
  Portfolio (Advisor Class)                       0.69%       0.50%        0.01%       1.20%        0.10%       1.10%
ING T. Rowe Price Equity Income Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.01%       1.20%        0.10%       1.10%
ING UBS U.S. Balanced Portfolio (Advisor
  Class)                                          0.75%       0.50%        0.01%       1.26%        0.10%       1.16%
ING Van Kampen Comstock Portfolio (Service
  Class)                                          0.60%       0.25%        0.35%       1.20%        0.00%       1.20%
ING Van Kampen Equity Growth Portfolio
  (Advisor Class)                                 0.75%       0.50%        0.01%       1.26%        0.10%       1.16%
ING Van Kampen Global Franchise Portfolio
  (Advisor Class)                                 1.00%       0.50%        0.01%       1.51%        0.10%       1.41%
ING Van Kampen Growth and Income Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.02%       1.21%        0.10%       1.11%
ING Van Kampen Real Estate Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.01%       1.20%        0.10%       1.10%
ING VP Bond Portfolio (Class S)                   0.40%       0.25%        0.09%       0.74%        0.00%       0.74%
ING VP Growth Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.58%       1.58%        0.48%       1.10%
ING VP Index Plus LargeCap Portfolio (Class S)    0.35%       0.25%        0.11%       0.71%        0.00%       0.71%
ING VP MagnaCap Portfolio (Service Class)         0.75%       0.25%        0.45%       1.45%        0.35%       1.10%
ING VP SmallCap Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.49%       1.49%        0.39%       1.10%
ING VP Worldwide Growth Portfolio (Service
  Class)/4/                                       1.00%       0.25%        0.82%       2.07%        0.84%       1.23%
INVESCO VIF-- Financial Services Fund             0.75%       0.00%        0.34%       1.09%        0.00%       1.09%
INVESCO VIF-- Health Sciences Fund                0.75%       0.00%        0.32%       1.07%        0.00%       1.07%
INVESCO VIF-- Leisure Fund                        0.75%       0.00%        3.21%       3.96%        0.00%       3.96%
INVESCO VIF-- Utilities Fund                      0.60%       0.00%        0.58%       1.18%        0.00%       1.18%
Jennison Portfolio (Class II)                     0.60%       0.25%        0.16%       1.01%        0.00%       1.01%
PIMCO High Yield Portfolio (Admin Class)/6/       0.25%       0.15%        0.36%       0.76%        0.01%       0.75%
Pioneer Fund VCT Portfolio (Class II)             0.65%       0.25%        0.16%       1.06%        0.00%       1.06%
Pioneer Mid Cap Value VCT Portfolio (Class II)    0.65%       0.25%        0.17%       1.07%        0.00%       1.07%
ProFund VP Bull                                   0.75%       0.25%        0.91%       1.91%        0.00%       1.91%
ProFund VP Europe 30/8/                           0.75%       0.25%        1.03%       2.03%        0.05%       1.98%
ProFund Rising Rates Opportunity/8/               0.75%       0.25%        1.13%       2.13%        0.15%       1.98%
ProFund VP Small-Cap                              0.75%       0.25%        0.97%       1.97%        0.00%       1.97%
SP Jennison International Growth Portfolio
  (Class II)                                      0.85%       0.25%        0.70%       1.80%        0.00%       1.80%


Footnotes to the "Fund Expense Table"

            1 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees -- Fund Expenses" for additional information.

            2 Because these portfolios are new, "Other Expenses", shown above, are estimated for the current fiscal year. This table reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund.

            3 A portion of the brokerage commissions that these portfolios pay is used to reduce each portfolio's expenses. Including these reductions, the "Total Fund Annual Expenses After Waivers or Reductions" for each portfolio for the year ended December 31, 2002 would have been 0.94% for Eagle Asset Value Equity, 1.08% for Janus Growth and Income, 1.13% for JPMorgan Small Cap Equity, 0.84% for MFS Research, 0.89% for MFS Total Return and 1.01% for Salomon Brothers All Cap. This arrangement may be discontinued at any time. DSI has voluntarily agreed to waive a portion of its management fee for the MFS Research and MFS Total Return portfolios. Including these waivers, the "Total Fund Annual Expenses After Waivers or Reductions" for each portfolio for the year ended December 31, 2002 would have been 0.90%. This arrangement may be discontinued by DSI at any time.

            4 ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. The expense limit will continue through at least December 31, 2003. The expense limit is contractual and shall renew automatically for one-year terms unless the adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term.

            5 The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I or Series II shares to the extent necessary to limit total annual fund operating expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the fund's distributor has agreed to reimburse Rule 12b-1 Plan fees to the extent necessary to limit Series II total annual fund operating expenses to 1.45%.

            6 "Other Expenses" reflects an administrative fee of 0.35%, and the class's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of Trustees' fees, 0.75% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            7 The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class I shares is less than the expense limitation of the Class I shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced.

            8 ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 1.98% through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by Profund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

The Example reflects the maximum charges for February-2004 contract owners. If you elect different options or are not a February-2004 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   -----------------------------------------------------------------------------
    1) If you surrender your contract at the end of the applicable time period:
   -----------------------------------------------------------------------------
        1 year               3 years              5 years              10 years
        $1,334               $2,224               $3,095                $5,329
    2) If you annuitize at the end of the applicable time period:
        1 year               3 years              5 years              10 years
        $1,334               $2,224               $3,095                $5,329
    3) If you do not surrender your contract:
        1 year               3 years              5 years              10 years
         $534                $1,624               $2,695                $5,329
   ----- --------------------- -------------------- -------------------- -------


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
 CONDENSED  FINANCIAL  INFORMATION
--------------------------------------------------------------------------------


ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A -- Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis. The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B for the quarter ended September 30, 2003, and as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of Golden American for the quarter ended September 30, 2003, and as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
 ING  USA  ANNUITY  AND  LIFE  INSURANCE  COMPANY
--------------------------------------------------------------------------------


ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
 ING  USA  SEPARATE  ACCOUNT  B
--------------------------------------------------------------------------------


ING USA Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
 THE  TRUSTS  AND  FUNDS
--------------------------------------------------------------------------------


Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including ING USA. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by ING USA and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with ING USA and to certain qualified pension and retirement plans. The address of the ING Investors Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Partners, Inc. is a mutual fund whose shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts. The address of Portfolio Partners, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

ING Variable Portfolios, Inc. is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Portfolios, Inc. is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

The ING Variable Insurance Trust (formerly the ING Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Insurance Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

The ING Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Products Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

INVESCO Variable Investment Funds, Inc. is also a mutual fund whose shares are available to separate accounts of life insurance companies, including ING USA. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

The Liberty Variable Insurance Trust is a mutual fund whose shares are available only to separate accounts funding variable annuity and variable life insurance contracts offered by ING USA and other participating insurance companies. The address of Liberty Variable Insurance Trust is 600 Atlantic Avenue, Boston, MA 02210.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including ING USA, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pioneer Variable Contracts Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including ING USA. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including ING USA. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. In the event that, due to differences in tax treatment or other considerations, the interests of the contract owners participating in the Trusts or Funds conflict, we, the Board of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating on the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. CORE PORTFOLIO
     (FORMERLY KNOWN AS ING GET FUND)

An ING GET U.S. Core Portfolio ("GET Fund") series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix N for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value, including any charges deducted for the earnings multiplier benefit rider, and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate. Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal. We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit. Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
 COVERED  FUNDS,  SPECIAL  FUNDS  AND  EXCLUDED  FUNDS
--------------------------------------------------------------------------------


For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

        1)   Covered Funds;

        2)   Special Funds; and

        3)   Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

--------------------------------------------------------------------------------
 CHARGES  AND  FEES
--------------------------------------------------------------------------------


We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED   0     1     2     3     4     5     6     7     8+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE         8%    7%    6%    5%    4%    3%    2%    1%    0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

                ------------------------------ ----------------------------- ----------------------------
                                                    QUARTERLY RATCHET                   MAX 7
                          STANDARD                       ENHANCED                     ENHANCED
                        DEATH BENEFIT                 DEATH BENEFIT                 DEATH BENEFIT
                ---------------- ------------- -------------- -------------- ------------- --------------
                                    Annual                       Annual                       Annual
                                    Charge                       Charge                       Charge
                                  Expressed                   Expressed as                 Expressed as
                 Annual Charge     as Daily    Annual Charge   Daily Rate       Annual      Daily Rate
                                     Rate                                       Charge
                     1.25%        0.003446%        1.50%        0.004141%       1.70%        0.004697%
                ---------------- ------------- -------------- -------------- ------------- --------------

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

           ------------- -------------------------------- -------------------------------
           MGIB Rate     As an Annual Charge              As a Quarterly Charge
           ------------- -------------------------------- -------------------------------
           7%            0.75% of the MGIB Charge Base    0.1875% of the MGIB Charge Base
           ------------- -------------------------------- -------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract. ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "The Trust and Funds-ING GET U.S. Core Portfolio".

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
 THE  ANNUITY  CONTRACT
--------------------------------------------------------------------------------


The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003, May-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

       ---------------- --------------------------------------------------------
       YR-2001:         Contracts purchased on or after January 1, 2001, which
                        offer five death benefit options, including the Annual
                        Ratchet Enhanced Death Benefit to age 90, offer an
                        earnings multiplier benefit option and optional benefit
                        riders and under which the determination of benefits
                        when there are allocations to Special Funds is based on
                        the better of the original Yr-2001 benefit calculation
                        and the Special Funds "floor" (as available in the state
                        of issue at the time of purchase).
       ---------------- --------------------------------------------------------
       MAY-2002:        Contracts purchased on or after May 1, 2002, which offer
                        five death benefit options, including the Annual Ratchet
                        Enhanced Death Benefit to age 90, offer an earnings
                        multiplier benefit option and optional benefit riders,
                        and under which the determination of benefits when there
                        are allocations to Special Funds is the same as the
                        Special Funds "floor," but all withdrawals are pro-rata
                        (as available in the state of issue at the time of
                        purchase).
       ---------------- --------------------------------------------------------
       YR-2003:         Contracts purchased on or after February 4, 2003 which
                        have the same death benefits and living benefits as
                        May-2002 Contracts, but have a different calculation of
                        the Minimum Guaranteed Income Benefit and higher charges
                        for all three living benefit optional riders.
       ---------------- --------------------------------------------------------
       MAY-2003:        Contracts purchased on or after May 1, 2003 which are
                        the same as Yr-2003, but do not offer
                        the Deferred Ratchet Enhanced Death Benefit.
       ---------------- --------------------------------------------------------
       YR-2004:         Contracts purchased on or after February X, 2004 which
                        offer the Quarterly Ratchet Death Benefit, do not offer
                        the 7% Solution Death Benefit, do not offer the Minimum
                        Guaranteed Accumulation Benefit and offer a Minimum
                        Guaranteed Withdrawal Benefit with reset and step-up
                        benefit options.
       ---------------- --------------------------------------------------------

A description of benefits and charges for Yr-2001, May-2002, Yr-2003 and May-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus. You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS. We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions. Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance. If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

        1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

        2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount). On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

          1) We take the contract value in the subaccount at the end of the preceding business day.

          2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

          3)   We add (1) and (2).

          4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

          5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts. We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges. The following describes the optional riders for Contracts in the Yr-2004 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066. RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

          o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

          o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB. The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

       For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

       For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate. For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

        1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

        3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base. The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

        (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a)  is the MGIB Rollup Base for Covered Funds;

               (b)  is the MGIB Rollup Base for Special Funds;

               (c)  is the MGIB Rollup Base for Excluded Funds; and

        (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

               (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

               (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

        1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup
             Benefit Base and the MGIB Ratchet Benefit Base.

             (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a)  is the MGIB Rollup Base for Covered Funds;

                    (b)  is the MGIB Rollup Base for Special Funds;

                    (c)  is the contract value allocated to Excluded Funds; and

             (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a) is the MGIB Ratchet Base for Covered and Special Funds;
                      and


                  (b) is the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum
             MGIB Base is not allocated by Fund category and credits.

             A)   CALCULATION OF MGIB ROLLUP BENEFIT BASE
                  THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

                  Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base. The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds. Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

             B)   CALCULATION OF MGIB RATCHET BENEFIT BASE

                  The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

                  o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of : 1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                      2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

             The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds. Effect of Transfers on MGIB Ratchet Base:

             Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds. Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

             A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

        2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

          a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

          b)   Income for a 20-30 year period certain;

          c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%. Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values. PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

        1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

        2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred. YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW). The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          1)   your contract value is greater than zero;

          2)   your MGWB Withdrawal Account is greater than zero;

          3)   you have not reached your latest allowable annuity start date;

          4)   you have not elected to annuitize your Contract; and

          5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

         AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

          1)   your MGWB Withdrawal Account is greater than zero;

          2)   you have not reached your latest allowable annuity start date;

          3)   you have not elected to annuitize your Contract; and

          4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death. On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contact anniversaries only.

     STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

          1)   we reserve the right to increase the charge for the MGWB Rider;

          2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under this rider.

     DEATH OF OWNER

         BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing reset option.

         DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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 WITHDRAWALS
--------------------------------------------------------------------------------


Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made. If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders." We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

           ------------------- --------------------------------------
                                        MAXIMUM PERCENTAGE
                                           OF PREMIUMS
            FREQUENCY                NOT PREVIOUSLY WITHDRAWN
           ------------------- --------------------------------------
            Monthly                            0.833%
            Quarterly                          2.50%
            Annually                          10.00%
           ------------------- --------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time. You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law. You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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 TRANSFERS  AMONG  YOUR  INVESTMENTS
--------------------------------------------------------------------------------


Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. Transfers to a GET Fund series may only be made during the offering period for that GET Fund Series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders." The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Limited Maturity Bond subaccount or the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

        o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

        o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

        o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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 DEATH  BENEFIT  CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN THE YR-2004 CATEGORY. FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit. Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

          1)   the contract value; or

          2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

          1)   the Base Death Benefit; and

          2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers. The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

        o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

        o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period. The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

          1) the current contract value in Covered Funds (after deductions occurring as of that date); and

          2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

          1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

          2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

          1)   the Standard Death Benefit; and

          2)   the lesser of:

               a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

               b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

       For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

       For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis. EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date." If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge. The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply: If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes. At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge. If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death." If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made. If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code. If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary. If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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 THE  ANNUITY  OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met. You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20. For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate. Our approval is needed for any option where:

               1) The person named to receive payment is other than the contract owner or beneficiary;

               2) The person named is not a natural person, such as a corporation; or

               3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later. If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

          1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

          2) For Option 3, no amounts are payable after both named persons have died.

          3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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 OTHER  CONTRACT  PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms. DSI has entered into a selling agreement with Morgan Stanley Dean Witter ("Morgan Stanley") to sell the Contracts through its registered representative.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Morgan Stanley and other selling firms may receive commissions of up to 9.0% of premium payments. In addition, Morgan Stanley and other selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc. We may also make additional payments to broker/dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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 OTHER  INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so. We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract. Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of ING USA.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the unaudited financial statements of Golden American for the quarter ended September 30, 2003, and the unaudited statement of assets and liabilities of Separate Account B for the quarter ended September 30, 2003 and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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 FEDERAL  TAX  CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS. This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below. The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          o    made on or after the taxpayer reaches age 59 1/2;

          o    made on or after the death of a contract owner;

          o    attributable to the taxpayer's becoming disabled; or

          o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

         DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or o Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death. If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

         DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

        o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

        o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

         TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

         Any outstanding loan balance impacts the following:

        1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

        2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

        3)   Riders:
             a)   Minimum Guaranteed Income Benefit ("MGIB") Rider. If you

                  exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

             b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

             c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

         TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

        o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
             (IRA) in accordance with the Tax Code; or

        o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

--------------------------------------------------------------------------------
 STATEMENT  OF  ADDITIONAL  INFORMATION
--------------------------------------------------------------------------------


     TABLE OF CONTENTS

     Item
     Introduction
     Description of ING USA Annuity and Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B


PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

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                           NAME

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                           SOCIAL SECURITY NUMBER

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                           STREET ADDRESS

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                           CITY, STATE, ZIP

Opportunities - ######                                               02/XX/2004
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 APPENDIX  A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %
      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.34         $10.99
          Number of Accumulation Units
             Outstanding at End of Period        218,094         16,786

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.59         $10.00 (5)
          AUV at End of Period                     $7.83          $9.59
          Number of Accumulation Units
             Outstanding at End of Period        478,395              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period               $9.27 (6)
          AUV at End of Period                     $6.37
          Number of Accumulation Units
             Outstanding at End of Period        523,176

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period              $10.10         $10.01        $10.24        $10.08         $10.00 (1)
          AUV at End of Period                     $9.84         $10.10        $10.01        $10.24         $10.08
          Number of Accumulation Units
             Outstanding at End of Period      6,193,058      5,836,177     5,140,416     5,053,972      1,630,971

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.65
          Number of Accumulation Units
             Outstanding at End of Period          4,900

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.46
          Number of Accumulation Units
             Outstanding at End of Period          1,843

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.27
          Number of Accumulation Units
             Outstanding at End of Period          8,772

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.24
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.73
          Number of Accumulation Units
             Outstanding at End of Period          5,341



                                       A1

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period            521

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period          4,330

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period          5,408

      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.08
          Number of Accumulation Units
             Outstanding at End of Period         50,401

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.42
          Number of Accumulation Units
             Outstanding at End of Period            335

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.83
          Number of Accumulation Units
             Outstanding at End of Period          1,119

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.80
          Number of Accumulation Units
             Outstanding at End of Period          2,275

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.73
          Number of Accumulation Units
             Outstanding at End of Period         20,266

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period          2,146

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period            169



                                       A2

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period          3,935

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.49
          Number of Accumulation Units
             Outstanding at End of Period         12,547

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.99
          Number of Accumulation Units
             Outstanding at End of Period         28,048

      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.78
          Number of Accumulation Units
             Outstanding at End of Period          4,338

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.17
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.45
          Number of Accumulation Units
             Outstanding at End of Period          4,050

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period          2,631

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period          3,274

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period         14,499

      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period         27,863

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.53
          Number of Accumulation Units
             Outstanding at End of Period          3,130

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.01
          Number of Accumulation Units
             Outstanding at End of Period          8,750



                                       A3

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.83
          Number of Accumulation Units
             Outstanding at End of Period         14,865

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.30
          Number of Accumulation Units
             Outstanding at End of Period         28,766

      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period            501

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.52
          Number of Accumulation Units
             Outstanding at End of Period         29,031

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.79
          Number of Accumulation Units
             Outstanding at End of Period         42,614

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.61
          Number of Accumulation Units
             Outstanding at End of Period         12,247

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.64
          Number of Accumulation Units
             Outstanding at End of Period        719,279

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.79         $10.00 (4)
          AUV at End of Period                     $5.26          $7.79
          Number of Accumulation Units
             Outstanding at End of Period        143,307         82,839

      ING VP MAGNACAP
          AUV at Beginning of Period               $9.35         $10.00 (4)
          AUV at End of Period                     $7.10          $9.35
          Number of Accumulation Units
             Outstanding at End of Period        211,733         38,846

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.33         $10.00 (4)
          AUV at End of Period                     $4.62          $8.33
          Number of Accumulation Units
             Outstanding at End of Period        774,557        180,638

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $7.02          $8.75        $10.00 (2)
          AUV at End of Period                     $5.21          $7.02         $8.75
          Number of Accumulation Units
             Outstanding at End of Period        467,247        306,137       110,552

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.27         $10.00 (5)
          AUV at End of Period                     $7.65         $10.27
          Number of Accumulation Units
             Outstanding at End of Period        351,424         20,414

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.44
          Number of Accumulation Units
             Outstanding at End of Period         69,607



                                       A4

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.37         $10.00 (5)
          AUV at End of Period                     $7.86          $9.37
          Number of Accumulation Units
             Outstanding at End of Period        584,090         28,966

      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.11         $10.00 (5)
          AUV at End of Period                     $6.37          $8.11
          Number of Accumulation Units
             Outstanding at End of Period        127,144          5,341

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.30          $7.85        $10.00 (2)
          AUV at End of Period                     $4.27          $6.30         $7.85
          Number of Accumulation Units
             Outstanding at End of Period      1,009,408      1,264,693       194,916

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.39         $10.00 (5)
          AUV at End of Period                     $7.47          $9.39
          Number of Accumulation Units
             Outstanding at End of Period        291,461         27,047

      PIONEER Mid Cap Value VCT
          AUV at Beginning of Period              $10.72         $10.00 (5)
          AUV at End of Period                     $9.36         $10.72
          Number of Accumulation Units
             Outstanding at End of Period        983,559        170,276

      PROFUND VP BULL
          AUV at Beginning of Period               $8.90         $10.00 (4)
          AUV at End of Period                     $6.67          $8.90
          Number of Accumulation Units
             Outstanding at End of Period      1,231,933        805,047

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.27         $10.00 (4)
          AUV at End of Period                     $6.05          $8.27
          Number of Accumulation Units
             Outstanding at End of Period        257,910          8,429

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.43         $10.00 (4)
          AUV at End of Period                     $7.21          $9.43
          Number of Accumulation Units
             Outstanding at End of Period      1,755,682      1,134,989

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.41          $8.56        $10.00 (3)
          AUV at End of Period                     $4.12          $5.41         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        535,933        294,591        65,551

      FOOTNOTES
      (1)  Fund First Available during May 1998
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002



                                       A5

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.34         $10.99
          Number of Accumulation Units
             Outstanding at End of Period        226,140         23,503

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.59         $10.00 (5)
          AUV at End of Period                     $7.83          $9.59
          Number of Accumulation Units
             Outstanding at End of Period        321,872              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period                9.27 (6)
          AUV at End of Period                      6.37
          Number of Accumulation Units
             Outstanding at End of Period        534,176

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period              $10.08         $10.00        $10.16 (1)
          AUV at End of Period                     $9.82         $10.08        $10.00
          Number of Accumulation Units
             Outstanding at End of Period      3,925,319      2,641,283       908,512

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.46
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.27
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.24
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.73
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period            432

      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period              0



                                       A6

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.07
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.41
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.83
          Number of Accumulation Units
             Outstanding at End of Period             26

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.80
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.49
          Number of Accumulation Units
             Outstanding at End of Period             51

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.99
          Number of Accumulation Units
             Outstanding at End of Period         14,084

      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period              0



                                       A7

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.17
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.45
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period         19,781

      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period          4,219

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.53
          Number of Accumulation Units
             Outstanding at End of Period             76

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.01
          Number of Accumulation Units
             Outstanding at End of Period          1,656

      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.83
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.30
          Number of Accumulation Units
             Outstanding at End of Period          2,563

      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.52
          Number of Accumulation Units
             Outstanding at End of Period            412



                                       A8

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.79
          Number of Accumulation Units
             Outstanding at End of Period          1,610

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.61
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.64
          Number of Accumulation Units
             Outstanding at End of Period        665,314

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.79         $10.00 (4)
          AUV at End of Period                     $5.26          $7.79
          Number of Accumulation Units
             Outstanding at End of Period        297,927         83,427

      ING VP MAGNACAP
          AUV at Beginning of Period               $9.35         $10.00 (4)
          AUV at End of Period                     $7.10          $9.35
          Number of Accumulation Units
             Outstanding at End of Period        307,643         91,138

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.33         $10.00 (4)
          AUV at End of Period                     $4.62          $8.33
          Number of Accumulation Units
             Outstanding at End of Period      1,042,746        268,186

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $7.02          $8.75        $10.00 (2)
          AUV at End of Period                     $5.20          $7.02         $8.75
          Number of Accumulation Units
             Outstanding at End of Period        859,281        479,640       169,871

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.27         $10.00 (5)
          AUV at End of Period                     $7.65         $10.27
          Number of Accumulation Units
             Outstanding at End of Period        481,392         38,465

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.44
          Number of Accumulation Units
             Outstanding at End of Period        132,021

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.36         $10.00 (5)
          AUV at End of Period                     $7.85          $9.36
          Number of Accumulation Units
             Outstanding at End of Period        491,869         37,443

      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.11         $10.00 (5)
          AUV at End of Period                     $6.37          $8.11
          Number of Accumulation Units
             Outstanding at End of Period        152,798          8,161

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.29          $7.84        $10.00 (2)
          AUV at End of Period                     $4.27          $6.29         $7.84
          Number of Accumulation Units
             Outstanding at End of Period      1,366,874      1,272,891       242,694

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.38         $10.00 (5)
          AUV at End of Period                     $7.47          $9.38
          Number of Accumulation Units
             Outstanding at End of Period        295,688          5,663



                                       A9

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      PIONEER MID CAP VALUE VCT
          AUV at Beginning of Period              $10.71         $10.00 (5)
          AUV at End of Period                     $9.36         $10.71
          Number of Accumulation Units
             Outstanding at End of Period        728,410         98,183

      PROFUND VP BULL
          AUV at Beginning of Period               $8.89         $10.00 (4)
          AUV at End of Period                     $6.66          $8.89
          Number of Accumulation Units
             Outstanding at End of Period      1,271,888        267,236

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.26         $10.00 (4)
          AUV at End of Period                     $6.05          $8.26
          Number of Accumulation Units
             Outstanding at End of Period      1,365,500        568,994

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.43         $10.00 (4)
          AUV at End of Period                     $7.21          $9.43
          Number of Accumulation Units
             Outstanding at End of Period      1,133,339        403,215

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.41          $8.56        $10.00 (3)
          AUV at End of Period                     $4.11          $5.41         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        519,700        385,101        44,024

      FOOTNOTES
      (1)  Fund First Available during January 2000
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.33         $10.99
          Number of Accumulation Units
             Outstanding at End of Period         43,074         77,645

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.58         $10.00 (5)
          AUV at End of Period                     $7.82          $9.58
          Number of Accumulation Units
             Outstanding at End of Period        185,665              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period               $9.27 (6)
          AUV at End of Period                     $6.36
          Number of Accumulation Units
             Outstanding at End of Period        219,815

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period              $10.04          $9.97        $10.21        $10.07         $10.00 (1)
          AUV at End of Period                     $9.77         $10.04         $9.97        $10.21         $10.07
          Number of Accumulation Units
             Outstanding at End of Period      3,053,446      3,198,237     3,158,188     3,194,935      1,066,219



                                      A10

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.46
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.24
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.73
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.03
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.07
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.41
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.83
          Number of Accumulation Units
             Outstanding at End of Period              0



                                      A11

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.80
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.99
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.17
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.45
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period              0



                                      A12

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.25
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.53
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                      9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.29
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.51
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.78
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.61
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.63
          Number of Accumulation Units
             Outstanding at End of Period        290,354

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.78         $10.00 (4)
          AUV at End of Period                     $5.25          $7.78
          Number of Accumulation Units
             Outstanding at End of Period        134,512         19,161



                                      A13

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING VP MAGNACAP
          AUV at Beginning of Period               $9.34         $10.00 (4)
          AUV at End of Period                     $7.08          $9.34
          Number of Accumulation Units
             Outstanding at End of Period         20,062          7,517

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.32         $10.00 (4)
          AUV at End of Period                     $4.61          $8.32
          Number of Accumulation Units
             Outstanding at End of Period        139,362         61,322

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $7.01          $8.75        $10.00 (2)
          AUV at End of Period                     $5.19          $7.01         $8.75
          Number of Accumulation Units
             Outstanding at End of Period        142,058        112,981        21,575

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.26         $10.00 (5)
          AUV at End of Period                     $7.63         $10.26
          Number of Accumulation Units
             Outstanding at End of Period        166,543        110,902

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.43
          Number of Accumulation Units
             Outstanding at End of Period         28,020

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.36         $10.00 (5)
          AUV at End of Period                     $7.84          $9.36
          Number of Accumulation Units
             Outstanding at End of Period        117,512         23,862

      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.10         $10.00 (5)
          AUV at End of Period                     $6.36          $8.10
          Number of Accumulation Units
             Outstanding at End of Period         86,525         18,795

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.28          $7.84        $10.00 (2)
          AUV at End of Period                     $4.26          $6.28         $7.84
          Number of Accumulation Units
             Outstanding at End of Period        322,011        417,346        64,129

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.38         $10.00 (5)
          AUV at End of Period                     $7.46          $9.38
          Number of Accumulation Units
             Outstanding at End of Period        144,235         14,633

      PIONEER Mid Cap Value VCT
          AUV at Beginning of Period              $10.71         $10.00 (5)
          AUV at End of Period                     $9.35         $10.71
          Number of Accumulation Units
             Outstanding at End of Period        509,210         27,109

      PROFUND VP BULL
          AUV at Beginning of Period               $8.89         $10.00 (4)
          AUV at End of Period                     $6.65          $8.89
          Number of Accumulation Units
             Outstanding at End of Period        194,395        256,467

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.26         $10.00 (4)
          AUV at End of Period                     $6.04          $8.26
          Number of Accumulation Units
             Outstanding at End of Period        156,757          5,726

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.42         $10.00 (4)
          AUV at End of Period                     $7.19          $9.42
          Number of Accumulation Units
             Outstanding at End of Period        269,440         67,787



                                      A14

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.40          $8.56        $10.00 (3)
          AUV at End of Period                     $4.10          $5.40         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        120,334        101,972        64,843

      FOOTNOTES
      (1)  Fund First Available during May 1998
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002

                                                   2002           2001          2000
                                                   ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.32         $10.99
          Number of Accumulation Units
             Outstanding at End of Period         95,005          9,170

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.58         $10.00 (5)
          AUV at End of Period                     $7.80          $9.58
          Number of Accumulation Units
             Outstanding at End of Period        177,883              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period               $9.26 (6)
          AUV at End of Period                     $6.35
          Number of Accumulation Units
             Outstanding at End of Period        202,569

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period              $10.01          $9.94        $10.12 (1)
          AUV at End of Period                     $9.73         $10.01         $9.94
          Number of Accumulation Units
             Outstanding at End of Period      1,388,957        581,041       111,021

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period          1,511

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.45
          Number of Accumulation Units
             Outstanding at End of Period            341

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period            221

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.23
          Number of Accumulation Units
             Outstanding at End of Period              0



                                      A15

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.73
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.70
          Number of Accumulation Units
             Outstanding at End of Period          5,950

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.47
          Number of Accumulation Units
             Outstanding at End of Period            243

      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.03
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.07
          Number of Accumulation Units
             Outstanding at End of Period         19,504

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.41
          Number of Accumulation Units
             Outstanding at End of Period          1,329

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period            240

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.79
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period          6,270

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0



                                      A16

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period         11,333

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.98
          Number of Accumulation Units
             Outstanding at End of Period         14,647

      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period          2,873

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.17
          Number of Accumulation Units
             Outstanding at End of Period            223

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.44
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period          1,466

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period          2,961

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.25
          Number of Accumulation Units
             Outstanding at End of Period          6,368

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.53
          Number of Accumulation Units
             Outstanding at End of Period          2,247

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period          5,609

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period         11,784



                                      A17

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period         18,286

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.29
          Number of Accumulation Units
             Outstanding at End of Period            283

      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period         15,788

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.51
          Number of Accumulation Units
             Outstanding at End of Period          1,167

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.78
          Number of Accumulation Units
             Outstanding at End of Period         10,566

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.60
          Number of Accumulation Units
             Outstanding at End of Period          2,275

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.63
          Number of Accumulation Units
             Outstanding at End of Period         88,275

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.78         $10.00 (4)
          AUV at End of Period                     $5.24          $7.78
          Number of Accumulation Units
             Outstanding at End of Period        157,971         50,783

      ING VP MAGNACAP
          AUV at Beginning of Period               $9.34         $10.00 (4)
          AUV at End of Period                     $7.07          $9.34
          Number of Accumulation Units
             Outstanding at End of Period        153,013         28,170

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.32         $10.00 (4)
          AUV at End of Period                     $4.60          $8.32
          Number of Accumulation Units
             Outstanding at End of Period        563,709        111,946

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $6.99          $8.74        $10.00 (2)
          AUV at End of Period                     $5.17          $6.99         $8.74
          Number of Accumulation Units
             Outstanding at End of Period        322,466        158,546        39,547

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.26         $10.00 (5)
          AUV at End of Period                     $7.62         $10.26
          Number of Accumulation Units
             Outstanding at End of Period        183,978          7,400



                                      A18

                                                   2002           2001          2000
                                                   ----           ----          ----
      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.43
          Number of Accumulation Units
             Outstanding at End of Period         65,382

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.35         $10.00 (5)
          AUV at End of Period                     $7.83          $9.35
          Number of Accumulation Units
             Outstanding at End of Period        200,146          5,433

      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.10         $10.00 (5)
          AUV at End of Period                     $6.35          $8.10
          Number of Accumulation Units
             Outstanding at End of Period         51,660          1,002

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.27          $7.83        $10.00 (2)
          AUV at End of Period                     $4.24          $6.27         $7.83
          Number of Accumulation Units
             Outstanding at End of Period        522,740        201,082        15,840

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.37         $10.00 (5)
          AUV at End of Period                     $7.44          $9.37
          Number of Accumulation Units
             Outstanding at End of Period        184,119          9,738

      PIONEER MID CAP VALUE VCT
          AUV at Beginning of Period              $10.71         $10.00 (5)
          AUV at End of Period                     $9.34         $10.71
          Number of Accumulation Units
             Outstanding at End of Period        338,220          6,577

      PROFUND VP BULL
          AUV at Beginning of Period               $8.88         $10.00 (4)
          AUV at End of Period                     $6.64          $8.88
          Number of Accumulation Units
             Outstanding at End of Period        127,500         92,175

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.25         $10.00 (4)
          AUV at End of Period                     $6.03          $8.25
          Number of Accumulation Units
             Outstanding at End of Period         64,316         14,668

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.41         $10.00 (4)
          AUV at End of Period                     $7.18          $9.41
          Number of Accumulation Units
             Outstanding at End of Period        236,886         18,943

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.39          $8.56        $10.00 (3)
          AUV at End of Period                     $4.09          $5.39         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        243,445        109,344         3,557

      FOOTNOTES
      (1)  Fund First Available during January 2000
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002



                                      A19

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.32         $10.99
          Number of Accumulation Units
             Outstanding at End of Period         94,534         51,753

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.58         $10.00 (5)
          AUV at End of Period                     $7.80          $9.58
          Number of Accumulation Units
             Outstanding at End of Period        338,456              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period               $9.26 (6)
          AUV at End of Period                     $6.34
          Number of Accumulation Units
             Outstanding at End of Period        256,321

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period               $9.99          $9.93        $10.19        $10.06         $10.00 (1)
          AUV at End of Period                     $9.70          $9.99         $9.93        $10.19         $10.06
          Number of Accumulation Units
             Outstanding at End of Period      5,428,136      5,191,930     4,861,886     5,486,600      1,558,466

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.45
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.23
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.70
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.47
          Number of Accumulation Units
             Outstanding at End of Period              0



                                      A20

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.02
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.07
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.41
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.79
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.74
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.98
          Number of Accumulation Units
             Outstanding at End of Period              0



                                      A21

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.16
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.44
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.03
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.25
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.52
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.28
          Number of Accumulation Units
             Outstanding at End of Period              0



                                      A22

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.51
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.78
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.60
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.62
          Number of Accumulation Units
             Outstanding at End of Period        707,083

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.78         $10.00 (4)
          AUV at End of Period                     $5.23          $7.78
          Number of Accumulation Units
             Outstanding at End of Period        151,543         51,380

      ING VP MAGNACAP
          AUV at Beginning of Period               $9.33         $10.00 (4)
          AUV at End of Period                     $7.07          $9.33
          Number of Accumulation Units
             Outstanding at End of Period        125,575         76,114

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.31         $10.00 (4)
          AUV at End of Period                     $4.60          $8.31
          Number of Accumulation Units
             Outstanding at End of Period        483,573        188,338

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $6.99          $8.74        $10.00 (2)
          AUV at End of Period                     $5.16          $6.99         $8.74
          Number of Accumulation Units
             Outstanding at End of Period        361,647        247,751        28,853

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.26         $10.00 (5)
          AUV at End of Period                     $7.62         $10.26
          Number of Accumulation Units
             Outstanding at End of Period        493,958        367,187

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.42
          Number of Accumulation Units
             Outstanding at End of Period         30,007

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.35         $10.00 (5)
          AUV at End of Period                     $7.82          $9.35
          Number of Accumulation Units
             Outstanding at End of Period        182,155         45,911



                                      A23

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.10         $10.00 (5)
          AUV at End of Period                     $6.34          $8.10
          Number of Accumulation Units
             Outstanding at End of Period        103,374          6,689

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.26          $7.83        $10.00 (2)
          AUV at End of Period                     $4.24          $6.26         $7.83
          Number of Accumulation Units
             Outstanding at End of Period        840,344      1,001,520        75,572

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.37         $10.00 (5)
          AUV at End of Period                     $7.44          $9.37
          Number of Accumulation Units
             Outstanding at End of Period        297,005         27,155

      PIONEER Mid Cap Value VCT
          AUV at Beginning of Period              $10.71         $10.00 (5)
          AUV at End of Period                     $9.33         $10.71
          Number of Accumulation Units
             Outstanding at End of Period        796,390         55,679

      PROFUND VP BULL
          AUV at Beginning of Period               $8.88         $10.00 (4)
          AUV at End of Period                     $6.63          $8.88
          Number of Accumulation Units
             Outstanding at End of Period        342,070        353,534

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.25         $10.00 (4)
          AUV at End of Period                     $6.02          $8.25
          Number of Accumulation Units
             Outstanding at End of Period        181,953         13,357

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.41         $10.00 (4)
          AUV at End of Period                     $7.17          $9.41
          Number of Accumulation Units
             Outstanding at End of Period        499,606        128,298

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.39          $8.56        $10.00 (3)
          AUV at End of Period                     $4.09          $5.39         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        393,654        214,255        15,695

      FOOTNOTES
      (1)  Fund First Available during May 1998
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002



                                      A24

                                                   2002           2001          2000
                                                   ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.31         $10.99
          Number of Accumulation Units
             Outstanding at End of Period         76,299          4,183

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.57         $10.00 (5)
          AUV at End of Period                     $7.79          $9.57
          Number of Accumulation Units
             Outstanding at End of Period        139,297              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period               $9.26 (6)
          AUV at End of Period                     $6.34
          Number of Accumulation Units
             Outstanding at End of Period        138,235

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period               $9.97          $9.92        $10.10 (1)
          AUV at End of Period                     $9.68          $9.97         $9.92
          Number of Accumulation Units
             Outstanding at End of Period      1,004,330        489,627        64,046

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period          1,319

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.45
          Number of Accumulation Units
             Outstanding at End of Period          6,840

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period          9,364

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.23
          Number of Accumulation Units
             Outstanding at End of Period          3,121

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period          1,153

      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.70
          Number of Accumulation Units
             Outstanding at End of Period            504

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period          4,121

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.47
          Number of Accumulation Units
             Outstanding at End of Period         12,592



                                      A25

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.02
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.06
          Number of Accumulation Units
             Outstanding at End of Period        171,909

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.40
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period          7,945

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.79
          Number of Accumulation Units
             Outstanding at End of Period          7,028

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period         24,717

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period          3,627

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.74
          Number of Accumulation Units
             Outstanding at End of Period          2,429

      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period          9,209

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period         12,803

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.98
          Number of Accumulation Units
             Outstanding at End of Period         65,112



                                      A26

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period          2,205

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.16
          Number of Accumulation Units
             Outstanding at End of Period          1,253

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.44
          Number of Accumulation Units
             Outstanding at End of Period          6,209

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period         11,583

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period          5,729

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.03
          Number of Accumulation Units
             Outstanding at End of Period         42,679

      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.25
          Number of Accumulation Units
             Outstanding at End of Period         48,273

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.52
          Number of Accumulation Units
             Outstanding at End of Period          8,124

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period          2,589

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period         51,408

      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period         21,139

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.28
          Number of Accumulation Units
             Outstanding at End of Period         29,823



                                      A27

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period          2,059

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.51
          Number of Accumulation Units
             Outstanding at End of Period         26,238

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.78
          Number of Accumulation Units
             Outstanding at End of Period         20,751

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.60
          Number of Accumulation Units
             Outstanding at End of Period          9,555

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.62
          Number of Accumulation Units
             Outstanding at End of Period        218,867

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.77         $10.00 (4)
          AUV at End of Period                     $5.23          $7.77
          Number of Accumulation Units
             Outstanding at End of Period        149,495         27,449

      ING VP MAGNACAP
          AUV at Beginning of Period               $9.33         $10.00 (4)
          AUV at End of Period                     $7.06          $9.33
          Number of Accumulation Units
             Outstanding at End of Period        102,496         24,770

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.31         $10.00 (4)
          AUV at End of Period                     $4.59          $8.31
          Number of Accumulation Units
             Outstanding at End of Period        454,391         79,268

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $6.98          $8.73        $10.00 (2)
          AUV at End of Period                     $5.16          $6.98         $8.73
          Number of Accumulation Units
             Outstanding at End of Period        349,870        169,312         7,369

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.26         $10.00 (5)
          AUV at End of Period                     $7.61         $10.26
          Number of Accumulation Units
             Outstanding at End of Period        271,524         16,016

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.42
          Number of Accumulation Units
             Outstanding at End of Period         41,608

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.35         $10.00 (5)
          AUV at End of Period                     $7.82          $9.35
          Number of Accumulation Units
             Outstanding at End of Period        110,702          3,522



                                      A28

                                                   2002           2001          2000
                                                   ----           ----          ----
      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.09         $10.00 (5)
          AUV at End of Period                     $6.34          $8.09
          Number of Accumulation Units
             Outstanding at End of Period         94,266          3,860

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.26          $7.83        $10.00 (2)
          AUV at End of Period                     $4.23          $6.26         $7.83
          Number of Accumulation Units
             Outstanding at End of Period        565,739        273,112        19,630

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.37         $10.00 (5)
          AUV at End of Period                     $7.43          $9.37
          Number of Accumulation Units
             Outstanding at End of Period        135,708          2,197

      PIONEER MID CAP VALUE VCT
          AUV at Beginning of Period              $10.71         $10.00 (5)
          AUV at End of Period                     $9.32         $10.71
          Number of Accumulation Units
             Outstanding at End of Period        218,154          5,378

      PROFUND VP BULL
          AUV at Beginning of Period               $8.87         $10.00 (4)
          AUV at End of Period                     $6.63          $8.87
          Number of Accumulation Units
             Outstanding at End of Period        185,752         27,580

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.25         $10.00 (4)
          AUV at End of Period                     $6.02          $8.25
          Number of Accumulation Units
             Outstanding at End of Period        105,639         38,959

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.41         $10.00 (4)
          AUV at End of Period                     $7.17          $9.41
          Number of Accumulation Units
             Outstanding at End of Period        182,536         19,151

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.39          $8.56        $10.00 (3)
          AUV at End of Period                     $4.08          $5.39         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        235,553        146,027         7,516

      FOOTNOTES
      (1)  Fund First Available during January 2000
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002



                                      A29

                                                   2002           2001
                                                   ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period             $10.98       $10.00 (3)
          AUV at End of Period                    $7.30       $10.98
          Number of Accumulation Units
             Outstanding at End of Period       132,571        7,384

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period              $9.57       $10.00 (3)
          AUV at End of Period                    $7.78        $9.57
          Number of Accumulation Units
             Outstanding at End of Period        70,754            0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period              $9.25 (4)
          AUV at End of Period                    $6.33
          Number of Accumulation Units
             Outstanding at End of Period       147,715

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period              $9.93        $9.91 (1)
          AUV at End of Period                    $9.63        $9.93
          Number of Accumulation Units
             Outstanding at End of Period       624,872      217,554

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.63
          Number of Accumulation Units
             Outstanding at End of Period           314

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.45
          Number of Accumulation Units
             Outstanding at End of Period         5,101

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.25
          Number of Accumulation Units
             Outstanding at End of Period        14,142

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.23
          Number of Accumulation Units
             Outstanding at End of Period         1,727

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.72
          Number of Accumulation Units
             Outstanding at End of Period        26,473

      ING DEVELOPING WORLD
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.70
          Number of Accumulation Units
             Outstanding at End of Period         1,185

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.61
          Number of Accumulation Units
             Outstanding at End of Period         2,677

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.47
          Number of Accumulation Units
             Outstanding at End of Period         4,138



                                      A30

                                                   2002           2001
                                                   ----           ----
      ING GET FUND - SERIES S
          AUV at Beginning of Period             $10.00
          AUV at End of Period                   $10.02
          Number of Accumulation Units
             Outstanding at End of Period             0

      ING GET FUND - SERIES T
          AUV at Beginning of Period             $10.00
          AUV at End of Period                   $10.06
          Number of Accumulation Units
             Outstanding at End of Period        95,839

      ING GET FUND - SERIES U
          AUV at Beginning of Period             $10.00 (8)
          AUV at End of Period                    $9.99
          Number of Accumulation Units
             Outstanding at End of Period             0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.40
          Number of Accumulation Units
             Outstanding at End of Period         3,455

      ING HARD ASSETS
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.82
          Number of Accumulation Units
             Outstanding at End of Period           511

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.79
          Number of Accumulation Units
             Outstanding at End of Period        16,650

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.71
          Number of Accumulation Units
             Outstanding at End of Period         9,122

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.62
          Number of Accumulation Units
             Outstanding at End of Period             0

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.74
          Number of Accumulation Units
             Outstanding at End of Period           861

      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.74
          Number of Accumulation Units
             Outstanding at End of Period         3,747

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.48
          Number of Accumulation Units
             Outstanding at End of Period        17,168

      ING LIQUID ASSETS
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.98
          Number of Accumulation Units
             Outstanding at End of Period        58,442



                                      A31

                                                   2002           2001
                                                   ----           ----
      ING MARSICO GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.76
          Number of Accumulation Units
             Outstanding at End of Period             0

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.16
          Number of Accumulation Units
             Outstanding at End of Period         3,259

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.44
          Number of Accumulation Units
             Outstanding at End of Period         1,179

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.75
          Number of Accumulation Units
             Outstanding at End of Period        40,596

      ING MFS RESEARCH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.70
          Number of Accumulation Units
             Outstanding at End of Period        21,659

      ING MFS TOTAL RETURN
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.03
          Number of Accumulation Units
             Outstanding at End of Period        18,244

      ING PIMCO CORE BOND
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.24
          Number of Accumulation Units
             Outstanding at End of Period        10,048

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.52
          Number of Accumulation Units
             Outstanding at End of Period         4,916

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.74
          Number of Accumulation Units
             Outstanding at End of Period        22,299

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.99
          Number of Accumulation Units
             Outstanding at End of Period        15,784

      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.81
          Number of Accumulation Units
             Outstanding at End of Period        10,928

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period             $10.00 (4)
          AUV at End of Period                    $8.27
          Number of Accumulation Units
             Outstanding at End of Period       105,501



                                      A32

                                                   2002           2001
                                                   ----           ----
      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.63
          Number of Accumulation Units
             Outstanding at End of Period        29,215

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.51
          Number of Accumulation Units
             Outstanding at End of Period        17,516

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.78
          Number of Accumulation Units
             Outstanding at End of Period        25,612

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.60
          Number of Accumulation Units
             Outstanding at End of Period         4,638

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period             $10.00 (4)
          AUV at End of Period                   $10.61
          Number of Accumulation Units
             Outstanding at End of Period       564,471

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period              $7.77       $10.00 (2)
          AUV at End of Period                    $5.22        $7.77
          Number of Accumulation Units
             Outstanding at End of Period       109,759       52,668

      ING VP MAGNACAP
          AUV at Beginning of Period              $9.33       $10.00 (2)
          AUV at End of Period                    $7.05        $9.33
          Number of Accumulation Units
             Outstanding at End of Period       108,902       19,437

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period              $8.31       $10.00 (2)
          AUV at End of Period                    $4.59        $8.31
          Number of Accumulation Units
             Outstanding at End of Period       374,677      141,397

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period              $6.97        $8.62 (1)
          AUV at End of Period                    $5.14        $6.97
          Number of Accumulation Units
             Outstanding at End of Period       382,518       75,723

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period             $10.25       $10.00 (3)
          AUV at End of Period                    $7.60       $10.25
          Number of Accumulation Units
             Outstanding at End of Period       306,734       81,775

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period             $10.00 (4)
          AUV at End of Period                    $8.41
          Number of Accumulation Units
             Outstanding at End of Period        94,574

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period              $9.35       $10.00 (3)
          AUV at End of Period                    $7.81        $9.35
          Number of Accumulation Units
             Outstanding at End of Period        91,598          677



                                      A33

                                                   2002           2001
                                                   ----           ----
      INVESCO VIF UTILITIES
          AUV at Beginning of Period              $8.09       $10.00 (3)
          AUV at End of Period                    $6.33        $8.09
          Number of Accumulation Units
             Outstanding at End of Period        34,606        1,176

      JENNISON PORTFOLIO
          AUV at Beginning of Period              $6.25        $7.55 (1)
          AUV at End of Period                    $4.22        $6.25
          Number of Accumulation Units
             Outstanding at End of Period       259,117      107,206

      PIONEER FUND VCT
          AUV at Beginning of Period              $9.37       $10.00 (3)
          AUV at End of Period                    $7.42        $9.37
          Number of Accumulation Units
             Outstanding at End of Period        79,240          161

      PIONEER Mid Cap Value VCT
          AUV at Beginning of Period             $10.71       $10.00 (3)
          AUV at End of Period                    $9.31       $10.71
          Number of Accumulation Units
             Outstanding at End of Period       245,270        6,479

      PROFUND VP BULL
          AUV at Beginning of Period              $8.87       $10.00 (2)
          AUV at End of Period                    $6.62        $8.87
          Number of Accumulation Units
             Outstanding at End of Period       114,753       15,636

      PROFUND VP EUROPE 30
          AUV at Beginning of Period              $8.24       $10.00 (2)
          AUV at End of Period                    $6.00        $8.24
          Number of Accumulation Units
             Outstanding at End of Period        13,789        6,318

      PROFUND VP SMALL CAP
          AUV at Beginning of Period              $9.40       $10.00 (2)
          AUV at End of Period                    $7.16        $9.40
          Number of Accumulation Units
             Outstanding at End of Period       114,433       21,722

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period              $5.38        $8.37 (1)
          AUV at End of Period                    $4.07        $5.38
          Number of Accumulation Units
             Outstanding at End of Period        98,449       19,406

      FOOTNOTES
      (1)  Fund First Available during January 2001
      (2)  Fund First Available during May 2001
      (3)  Fund First Available during November 2001
      (4)  Fund First Available during May 2002
      (5)  Fund First Available during September 2002
      (6)  Fund First Available during December 2002

--------------------------------------------------------------------------------
 APPENDIX  B
--------------------------------------------------------------------------------


                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

        LIST OF FUND NAME CHANGES

        FORMER FUND NAME                                     CURRENT FUND NAME
        ---------------------------------------------------- -----------------------------------------------------------
        ING JP Morgan Fleming International Enhanced EAFE    ING Julius Baer Foreign Portfolio
            Portfolio
        ING JP Morgan Fleming Small Cap Equity Portfolio     ING JPMorgan Small Cap Equity Portfolio



FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST  (FORMERLY THE GCG TRUST)
----------------------------------------------------------------- -------------------------------------------------------------
ING AIM MID-CAP GROWTH PORTFOLIO (Advisor Class) (formerly        Seeks capital appreciation. The Portfolio seeks to meet
    Strategic Equity Series)                                      its objective by investing, normally, at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in equity securities of mid-capitalization
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.         companies.
----------------------------------------------------------------- ------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO                             Seeks long-term total return. The Portfolio invests
    (Advisor Class) (formerly Capital Growth Series)              primarily in common stocks of middle capitalization
    INVESTMENT ADVISER: Directed Services, Inc.                   companies. The Portfolio normally invests substantially
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      all of its assets in high-quality common stocks that
                                                                  Alliance expects to increase in value.
----------------------------------------------------------------- ------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Invests all of its assets in shares of the Growth Fund, a
    INVESTMENT ADVISER:  ING Investments, LLC                     series of American Funds Insurance Series, a registered
    INVESTMENT SUBADVISER: Capital Research and Management        open-end investment company. The Growth Fund seeks to make
    Company                                                       the shareholders' investment grow by investing primarily
                                                                  in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund is designed for investors seeking long term capital appreciation through stocks.
----------------------------------------------------------------- ------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Invests all of its assets in shares of the Growth-Income
    INVESTMENT ADVISER:  ING Investments, LLC                     Fund, a series of American Funds Insurance Series, a
    INVESTMENT SUBADVISER:  Capital Research and Management       registered open-end investment company. The Growth-Income
    Company                                                       Fund seeks to make shareholders' investment grow and to
                                                                  provide shareholders with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income
                                                                  Fund is designed for investors seeking both capital appreciation and income.
----------------------------------------------------------------- ------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Invests all of its assets in shares of the International
    INVESTMENT ADVISER:  ING Investments, LLC                     Fund, a series of American Funds Insurance Series, a
    INVESTMENT SUBADVISER:  Capital Research and Management       registered open-end investment company. The International
    Company                                                       Fund seeks to make shareholders' investment grow over time by investing primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through stocks.
----------------------------------------------------------------- ------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO (Advisor Class)    Seeks long-term growth of capital and income. The
    (formerly Large Cap Value Series)                             Portfolio Manager seeks to achieve the Portfolio's
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment objective by investing, under normal market
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         conditions, at least 80% of its assets in equity and
                                                                  equity-related securities of companies with market
                                                                  capitalizations greater than $1 billion at the time of
                                                                  investment.
----------------------------------------------------------------- ------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO  (Advisor Class)    Seeks capital appreciation. Current income is only an
    (formerly Managed Global Series)                              incidental consideration. This portfolio is not
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified. The Portfolio invests primarily in common
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         stocks traded in securities markets throughout the world.
                                                                  The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United
                                                                  States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
----------------------------------------------------------------- ------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO (Advisor Class)          Seeks long-term capital appreciation. The Portfolio
    (formerly Capital Guardian Small Cap Series)                  invests at least 80% of its assets in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  small capitalization ("small-cap") companies.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
----------------------------------------------------------------- ------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO (Advisor Class)                    Seeks capital appreciation. The Portfolio invests
    (formerly Developing World Series)                            primarily in the equity securities of companies in
    INVESTMENT ADVISER:  Directed Services, Inc.                  "emerging market countries." The Portfolio normally
    INVESTMENT SUBADVISER: Baring International Investment        invests in at least six emerging market countries with no
    Limited                                                       more than 35% of its assets in any one country, measured
                                                                  at the time of investment.
----------------------------------------------------------------- ------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO                            Seeks capital appreciation. Dividend income is a secondary
    (Advisor Class) (formerly Value Equity Series)                objective. The Portfolio normally invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                  its assets in equity securities of domestic and foreign
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           issuers that meet quantitative standards relating to
                                                                  financial soundness and high intrinsic value relative to
                                                                  price.
----------------------------------------------------------------- ------------------------------------------------------------
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO                           Seeks long-term growth of capital. The Portfolio Manager
    (Advisor Class) (formerly Diversified Mid-Cap Series)         normally invests the Portfolio's assets primarily in
    INVESTMENT ADVISER:  Directed Services, Inc.                  common stocks. The Portfolio Manager normally invests at
    INVESTMENT SUBADVISER: Fidelity Management & Research         least 80% of the Portfolio's assets in securities of
    Co.                                                           companies with medium market capitalizations.
----------------------------------------------------------------- ------------------------------------------------------------
ING GOLDMAN SACHS INTERNET                                        Seeks long-term growth of capital. The
  TOLLKEEPERSM PORTFOLIO* (Service                                Portfolio invests, under normal
  Class) (formerly Internet Tollkeeper                            circumstances, at least 80% of its net
  Series)                                                         assets plus any borrowings for
  *Goldman Sachs Internet TollkeeperSM                            investment purposes (measured at time
  is a service mark of Goldman Sachs &                            of investment) in equity investments
  Co                                                              in "Internet Tollkeeper" companies,
                                                                  which are companies in the media,
  INVESTMENT ADVISER:                                             telecommunications, technology and
    Directed Services, Inc.                                       internet sectors, which provide
  INVESTMENT SUBADVISER:.                                         access, infrastructure, content and
    Goldman Sachs Asset Management, L.P.                          services to internet companies and
                                                                  internet users.
----------------------------------------------------------------- ------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Advisor Class)                         A nondiversified Portfolio that seeks long-term capital
    (formerly Hard Assets Series)                                 appreciation. The Portfolio normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its assets in the equities of producers of commodities.
    INVESTMENT SUBADVISER: Baring International Investment
    Limited
----------------------------------------------------------------- ------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Advisor Class)                       Seeks long-term growth of capital. Under normal
    (formerly International Equity Series)                        conditions, the Portfolio invests at least 80% of its net
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets and borrowings for investment purposes in equity
    INVESTMENT SUBADVISER: ING Investments, LLC                   securities of issuers located in countries outside of the
                                                                  United States.
----------------------------------------------------------------- ------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO                             Seeks long-term capital growth and current income. The
    (Advisor Class) (formerly Janus Growth and Income Series)     Portfolio normally emphasizes investments in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks. It will normally invest up to 75% of its assets in
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          equity securities selected primarily for their growth
                                                                  potential, and at least 25% of its assets in securities the
                                                                  Portfolio Manager believes have income potential. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.
----------------------------------------------------------------- ------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO (Advisor Class)                A nondiversified Portfolio that seeks capital
    (formerly Special Situations Series)                          appreciation. The Portfolio invests, under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  circumstances, at least 80% of its net assets (plus
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          borrowings for investment purposes) in equity securities
                                                                  with the potential for long-term growth of capital.
----------------------------------------------------------------- ------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO (Advisor Class)       Seeks long-term capital growth. The Portfolio normally
    (formerly Equity Opportunity Series)                          invests at least 80% of its net assets (plus any
    INVESTMENT ADVISER:  Directed Services, Inc.                  borrowings for investment purposes) in attractively valued
    INVESTMENT SUBADVISER: Jennison Associates, LLC               equity securities of companies with current or emerging
                                                                  earnings growth the Portfolio Manager believes to be not
                                                                  fully appreciated or recognized by the market.
----------------------------------------------------------------- ------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO (Advisor Class)           A nondiversified Portfolio that seeks capital growth over
    (formerly ING JP Morgan Fleming Small Cap Equity Series)      the long term. Under normal market conditions, the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio invests at least 80% of its total assets in
    INVESTMENT SUBADVISER: J.P. Morgan Asset                      equity securities of small-cap companies.
    Management, Inc.
----------------------------------------------------------------- ------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Advisor Class)                 A nondiversified Portfolio that seeks total return from
    (formerly ING JP Morgan Fleming International Enhanced EAFE   long-term capital growth and income. Under normal
    Series)                                                       conditions, the Portfolio will invest at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  total assets in a broad portfolio of equity securities of
    INVESTMENT SUBADVISER: Julius Baer Investment                 established foreign companies of various sizes, including
    Management, Inc.                                              foreign subsidiaries of U.S. companies, based in countries that are represented in the Morgan Stanley Capital
                                                                  International, Europe, Australia and Far East Index (the
                                                                  "EAFE Index").
----------------------------------------------------------------- ------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Advisor Class)                       Seeks high level of current income consistent with the
    (formerly Liquid Asset Series)                                preservation of capital and liquidity. The Portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  Manager strives to maintain a stable $1 per share net
    INVESTMENT SUBADVISER: ING Investment   Management, LLC       asset value and its investment strategy focuses on safety
                                                                  of principal, liquidity and yield, in order of importance, to achieve this goal.
----------------------------------------------------------------- ------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Advisor Class)                      Seeks capital appreciation. The Portfolio invests
    (formerly Growth Series)                                      primarily in equity securities selected for their growth
    INVESTMENT ADVISER:  Directed Services, Inc.                  potential. The Portfolio may invest in companies of any
    INVESTMENT SUBADVISER: Marsico Capital  Management, LLC       size, from larger, well-established companies to smaller,
                                                                  emerging growth companies.
----------------------------------------------------------------- ------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO (Advisor Class)                 Seeks long-term growth of capital. The Portfolio tries to
    (formerly Focus Value Series)                                 achieve its investment objective by investing primarily in
    INVESTMENT ADVISER:  Directed Services, Inc.                  a diversified portfolio consisting of equity securities
    INVESTMENT SUBADVISER: Mercury Advisors                       that the Portfolio Manager believes are undervalued
                                                                  relative to its assessment of the current or prospective
                                                                  condition of the issuer.
----------------------------------------------------------------- ------------------------------------------------------------
ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO                          Seeks long-term growth of capital. The Portfolio invests
    (Advisor Class) (formerly Fundamental Growth Series)          in a diversified portfolio consisting primarily of common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks. The Portfolio will generally invest at least 65%
    INVESTMENT SUBADVISER: Mercury Advisors                       of its total assets in the following equity securities:
                                                                  common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to common stock.
----------------------------------------------------------------- ------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO (Advisor Class)                  A nondiversified Portfolio that seeks long-term growth of
    (formerly Mid-Cap Growth Series)                              capital. The Portfolio normally invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                  its net assets in common stocks and related securities
    INVESTMENT SUBADVISER: Massachusetts Financial Services       (such as preferred stocks, convertible securities and
    Company                                                       depositary receipts) of companies with medium market
                                                                  capitalizations (or "mid-cap companies") which the Portfolio
                                                                  Manager believes have above-average growth potential.
----------------------------------------------------------------- ------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Advisor Class)                        Seeks long-term growth of capital and future income. The
    (formerly Research Series)                                    Portfolio normally invests at least 80% of its net assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in common stocks and related securities (such as preferred
    INVESTMENT SUBADVISER: Massachusetts Financial Services       stocks, convertible securities and depositary receipts).
    Company                                                       The Portfolio focuses on companies that the Portfolio
                                                                  Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior
                                                                  management.
----------------------------------------------------------------- ------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Advisor Class)                    Seeks above-average income (compared to a portfolio
    (formerly Total Return Series)                                entirely invested in equity securities) consistent with
    INVESTMENT ADVISER:  Directed Services, Inc.                  the prudent employment of capital. Secondarily seeks
    INVESTMENT SUBADVISER: Massachusetts Financial Services       reasonable opportunity for growth of capital and income.
    Company                                                       The Portfolio is a "balanced fund," and invests in a
                                                                  combination of equity and fixed income securities.
----------------------------------------------------------------- ------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Advisor Class)                     Seeks maximum total return, consistent with preservation
    (formerly Core Bond Series)                                   of capital and prudent investment management. The
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio is diversified and seeks to achieve its
    INVESTMENT SUBADVISER: Pacific Investment Management          investment objective by investing under normal
    Company, LLC                                                  circumstances at least 80% of its net assets (plus
                                                                  borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.
----------------------------------------------------------------- ------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO                            A nondiversified Portfolio that seeks capital appreciation
    (Advisor Class) (formerly All Cap Series)                     through investment in securities which the Subadviser
    INVESTMENT ADVISER:  Directed Services, Inc.                  believes have above-average capital appreciation
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 potential. The Portfolio invests primarily in common
    Management, Inc.                                              stocks and common stock equivalents, such as preferred
                                                                  stocks and securities convertible into common stocks, of
                                                                  companies the Portfolio Manager believes are undervalued in the marketplace.
----------------------------------------------------------------- ------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO (Advisor Class)          Seeks long-term growth of capital. Secondarily seeks
    (formerly Investors Series)                                   current income. The Portfolio invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities of U.S. companies. The Portfolio may also
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 invest in other equity securities. To a lesser degree, the
    Management, Inc.                                              Portfolio invests in income producing securities such as
                                                                  debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (Advisor         Seeks, over the long-term, a high total investment return,
    CLASS)  (formerly Fully Managed Series)                       consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. The Portfolio pursues an active asset
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         allocation strategy whereby investments are allocated
                                                                  among three asset classes - equity securities, debt securities and money market instruments.
----------------------------------------------------------------- ------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (Advisor Class)         Seeks substantial dividend income as well as long-term
    (formerly Equity Income Series)                               growth of capital. The Portfolio normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in common stocks, with 65% in the common
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         stocks of well-established companies paying above-average
                                                                  dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks.
----------------------------------------------------------------- ------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO (Advisor Class)                   Seeks to maximize total return over the long term by
    (formerly Global Allocation Series)                           allocating its assets among stocks, bonds, short-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  instruments and other investments. The Portfolio Manager
    INVESTMENT SUBADVISER: UBS Global Asset Management,           allocates the Portfolio's assets among the following
    (Americas) Inc.                                               classes, or types, of investments: stocks, bonds, and
                                                                  short-term money market debt obligations.
----------------------------------------------------------------- ------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO (Advisor Class)            Seeks long-term capital appreciation. The Portfolio
    (formerly Equity Growth Series)                               Manager seeks to maximize long-term capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  by investing primarily in growth-oriented equity
    INVESTMENT SUBADVISER: Van Kampen                             securities of large-capitalization U.S. and, to a limited
                                                                  extent, foreign companies that are listed on U.S.
                                                                  exchanges or traded in U.S. markets.
----------------------------------------------------------------- ------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (Advisor Class)         A nondiversified Portfolio that seeks long-term capital
    (formerly Global Franchise Series)                            appreciation. The Portfolio Manager seeks long-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital appreciation by investing primarily in equity
    INVESTMENT SUBADVISER: Van Kampen                             securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest of in the
                                                                  securities of companies of any size.
----------------------------------------------------------------- ------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO  (Advisor Class)       Seeks long-term growth of capital and income. Under normal
    (formerly Van Kampen Growth and Income Series)                market conditions, the Portfolio Manager seeks to achieve
    INVESTMENT ADVISER:  Directed Services, Inc.                  the Portfolio's investment objective by investing
    INVESTMENT SUBADVISER: Van Kampen                             primarily in what it believes to be income-producing
                                                                  equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade,"
                                                                  which are securities rated within the four highest grades
                                                                  assigned by Standard & Poor's ("S&P") or by Moody's Investors
                                                                  Service, Inc. ("Moody's").
----------------------------------------------------------------- ------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO                              A nondiversified Portfolio that seeks capital
    (Advisor Class) (formerly Real Estate Series)                 appreciation. Secondarily seeks current income. The
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio invests at least 80% of its assets in equity
    INVESTMENT SUBADVISER: Van Kampen                             securities of companies in the U.S. real estate industry
                                                                  that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").
----------------------------------------------------------------- ------------------------------------------------------------
ING PARTNERS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (Class S)            Seeks long-term growth of capital. Invests primarily (at
    INVESTMENT ADVISER: ING Life Insurance and Annuity            least 65% of total assets) in the equity securities of
    Company                                                       foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential. Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
----------------------------------------------------------------- ------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Class S)                                                     least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity            common stocks and related securities, such as preferred
    Company                                                       stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 emerging growth companies.
    Management, Inc.
----------------------------------------------------------------- ------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO (Class S)                       Seeks capital growth and income. Invests in a portfolio of
    INVESTMENT ADVISER:  ING Life Insurance and Annuity           equity securities, including common stocks, preferred
    Company                                                       stocks and securities convertible into common and
    INVESTMENT SUBADVISER:  Van Kampen                            preferred stocks.
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
----------------------------------------------------------------- ------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO                                       Seeks to achieve maximum total return and minimal exposure
    (formerly ING GET Fund)                                       of the Series' assets to a market value loss, by
    INVESTMENT ADVISER:  Aeltus Investment Management, Inc.       participating, to the extent possible in favorable equity
                                                                  market performance during the Guarantee Period. The Series will not implement an "investment strategy" in any conventional sense.
                                                                  Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while
                                                                  protecting Series' assets. Assets allocated to the Equity
                                                                  Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the
                                                                  Guarantee.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO (Service Class)                 Seeks long-term capital appreciation. A nondiversified
    INVESTMENT ADVISER:  ING Investments, LLC                     Portfolio that under normal conditions, invests at least
                                                                  65% of net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. Generally invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities.
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)                                   Seeks to maximize total return as is consistent with
    INVESTMENT ADVISER:  ING Investments, LLC                     reasonable risk, through investment in a diversified
    INVESTMENT SUBADVISER:  Aeltus Investment                     portfolio consisting of debt securities. Under normal
       Management, Inc.                                           market conditions, invests at least 80% of net assets in
                                                                  high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may invest up to 15% of
                                                                  total assets in high-yield instruments and up to 25% of
                                                                  total assets in foreign debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Index (S&P 500), while
    INVESTMENT ADVISER:  ING Investments, LLC                     maintaining a market level of risk. Invests at least 80%
    INVESTMENT SUBADVISER:  Aeltus Investment                     of net assets in stocks included in the S&P 500. The
       Management, Inc.                                           subadviser's objective is to overweight those stocks in the S&P
                                                                  500 that they believe will outperform the index and underweight or avoid those stocks in the S&P 500 that they believe will underperform the index.
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
----------------------------------------------------------------- ------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO                             Seeks long-term growth of capital. Invests primarily in
    (Service Class)                                               common stock of U.S. companies that the portfolio managers
    INVESTMENT ADVISER:  ING Investments, LLC                     feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO  (Service Class)                        Seeks growth of capital, with dividend income as a
    INVESTMENT ADVISER:  ING Investments, LLC                     secondary consideration. Under normal conditions, invests
                                                                  at least 80% of assets in equity securities that meet the
                                                                  following criteria: attractive valuation characteristics;
                                                                  dividends; and balance sheet strength. Normally,
                                                                  investments are generally in larger companies that are
                                                                  included in the largest 500 U.S. companies as measured by
                                                                  sales, earnings or assets.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                           Seeks long-term capital appreciation. Normally invests at
    (Service Class)                                               least 80% of assets in the common stock of smaller,
    INVESTMENT ADVISER:  ING Investments, LLC                     lesser-known U.S. companies that are believed to have
                                                                  above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index.
----------------------------------------------------------------- ------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND (Series II)                 Seeks long-term growth of capital. Seeks to meet its
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     objective by investing in securities of companies that are
    INVESTMENT SUBADVISER:  H.S. Dent Advisors, Inc.              likely to benefit from changing demographic, economic and
                                                                  lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations.
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
----------------------------------------------------------------- ------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO (Service                   Seeks reasonable income. Also considers the potential for
    Class 2)                                                      capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management &                     exceeds the composite yield on the securities comprising
       Research Co.                                               the Standard & Poor's 500 Index. Normally invests at least
    INVESTMENT SUBADVISER: Subadviser: FMR Co., Inc.              80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).
----------------------------------------------------------------- ------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO (Service Class 2)                 Seeks to achieve capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management &                     primarily in common stocks of companies the investment
       Research   Co.                                             adviser believes have above-average growth potential
    INVESTMENT SUBADVISER: Subadviser: FMR Co., Inc.              (often called "growth" stocks).
----------------------------------------------------------------- ------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
INVESCO VIF-- FINANCIAL SERVICES FUND                             Seeks capital growth. The Fund normally invests at least
    INVESTMENT ADVISER:  INVESCO Variable   Investment Funds,     80% of its net assets in the equity securities and
    Inc.                                                          equity-related instruments of companies involved in the
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             financial services sector. These companies include, but
                                                                  are not limited to, banks (regional and money centers), insurance companies (life, property and casualty, and multi-line),
                                                                  investment and miscellaneous industries (asset managers,
                                                                  brokerage firms, and government sponsored agencies) and suppliers to financial services companies. At any given time, 20% of the
                                                                  Fund's assets is not required to be invested in the sector. In general, the Fund emphasizes companies that INVESCO believes are strongly managed and will generate above-average long-term capital appreciation.
----------------------------------------------------------------- ------------------------------------------------------------
INVESCO VIF-- HEALTH SCIENCES FUND                                Seeks capital growth by normally investing at least 80% of
    INVESTMENT ADVISER:  INVESCO Variable   Investment Funds,     its net assets in the equity securities and equity-related
    Inc.                                                          instruments of companies that develop, produce, or
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             distribute products or services related to health care.
                                                                  These companies include, but are not limited to, medical
                                                                  equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector.
----------------------------------------------------------------- ------------------------------------------------------------
INVESCO VIF-- LEISURE FUND                                        Seeks capital growth. The Fund normally invests at least
    INVESTMENT ADVISER:  INVESCO Variable   Investment Funds,     80% of its net assets in the equity securities and
    Inc.                                                          equity-related instruments of companies engaged in the
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             design, production, and distribution of products related
                                                                  the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys. At any given time, 20%
                                                                  of the Fund's assets is not required to be invested in the sector.
----------------------------------------------------------------- ------------------------------------------------------------
INVESCO VIF-- UTILITIES FUND                                      Seeks capital growth. It also seeks current income. The
    INVESTMENT ADVISER:  INVESCO Variable Investment Funds,       Fund normally invests at least 80% of its net assets in
    Inc.                                                          the equity securities and equity-related instruments of
    INVESTMENT SUBADVISER:  INVESCO Funds Group, Inc.             companies engaged in utilities-related industries. These
                                                                  include, but are not limited to, companies that produce,
                                                                  generate, transmit, or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless. A portion of the
                                                                  Fund's assets are not required to be invested in the sector.
----------------------------------------------------------------- ------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
----------------------------------------------------------------- ------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND                                     Seeks long-term growth by investing primarily in small
    INVESTMENT ADVISER:  Columbia Management                      capitalization equities.
       Advisers, Inc.
----------------------------------------------------------------- ------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------- ------------------------------------------------------------
PIMCO HIGH YIELD PORTFOLIO                                        Seeks maximum total return, consistent with preservation
INVESTMENT ADVISER: Pacific Investment                            of capital and prudent investment management.
     Management Co.
----------------------------------------------------------------- ------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------------------------------- ------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II Shares)                      Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      broad list of carefully selected, reasonably priced
                                                                  securities rather than in securities whose prices reflect
                                                                  a premium resulting from their current market popularity.
                                                                  Invests the major portion of its assets in equity
                                                                  securities, primarily of U.S. issuers.
----------------------------------------------------------------- ------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO (Class II Shares)             Seeks capital appreciation by investing in a diversified
    INVESTMENT ADVISER:  Pioneer Investment Management, Inc.      portfolio of securities consisting primarily of common
                                                                  stocks. Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Midcap(R) Value Index.
----------------------------------------------------------------- ------------------------------------------------------------
PRO FUNDS VP
----------------------------------------------------------------- ------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors, LLC                     that correspond to the daily performance of the S&P 500
                                                                  Index.
----------------------------------------------------------------- ------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors, LLC                    that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
----------------------------------------------------------------- ------------------------------------------------------------
PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
INVESTMENT ADVISER: ProFund Advisors, LLC                         that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
----------------------------------------------------------------- ------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors, LLC                    that correspond to the daily performance of the Russell
                                                                  2000 Index.
----------------------------------------------------------------- ------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
----------------------------------------------------------------- ------------------------------------------------------------
JENNISON PORTFOLIO (Class II)                                     Seeks to achieve long-term growth of capital. Invests
    INVESTMENT ADVISER:  Prudential Investments, LLC              primarily in equity securities of major, established
    INVESTMENT SUBADVISER:  Jennison Associates, LLC              corporations that the investment adviser believes offer
                                                                  above-average growth prospects. May invest up to 30% of total assets in foreign securities. Normally invests 65% of total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
----------------------------------------------------------------- ------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO (Class II)             Seeks long-term growth of capital. Invests in
    INVESTMENT ADVISER:  Prudential Investments, LLC              equity-related securities of foreign issuers that the
    INVESTMENT SUBADVISER:  Jennison Associates, LLC              subadviser thinks will increase in value over a period of
                                                                  years. Invests primarily in the common stock of large and
                                                                  medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of foreign companies operating or based in at least five different
                                                                  countries.
----------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
 APPENDIX  C
--------------------------------------------------------------------------------


                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire. Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment. Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences. Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you. The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year. Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

--------------------------------------------------------------------------------
 APPENDIX  D
--------------------------------------------------------------------------------


               FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply. You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

--------------------------------------------------------------------------------
 APPENDIX  E
--------------------------------------------------------------------------------


                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $280 ($7,000 x .04). The amount of the withdrawal paid to you will be $10,220 ($10,500 - $280). If the MRD had been $4,000, instead of $2,000, the amount subject to the 4% surrender charge would be $6,500 ($10,500 - $4,000) and a surrender charge of $260 ($6,500 x .04) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

--------------------------------------------------------------------------------
 APPENDIX  F
--------------------------------------------------------------------------------


          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                           FOR YR-2001 CONTRACT OWNERS

These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit and to the 7% Solution element of the Max 7 Death Benefit.

EXAMPLE #1:  THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)


EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

--------------------------------------------------------------------------------
 APPENDIX  G
--------------------------------------------------------------------------------


                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

     EXAMPLE #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------




-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000            0         --    1,000     1,000
      1      1,070        --     1,070            1         --    1,000     1,000
      2      1,145        --     1,145            2         --    1,000     1,000
      3      1,225        --     1,225            3         --    1,000     1,000
      4      1,311        --     1,311            4         --    1,000     1,000
      5      1,403        --     1,403            5         --    1,000     1,000
      6         --     1,403     1,403            6      1,070       --     1,070
      7         --     1,403     1,403            7      1,145       --     1,145
      8         --     1,403     1,403            8      1,225       --     1,225
      9         --     1,403     1,403            9      1,311       --     1,311
     10         --     1,403     1,403           10      1,403       --     1,403
-----------------------------------------    ---------------------------------------

    EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

                     -----------------------------------------------------------------------------
                    7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
                     -----------------------------------------------------------------------------
                                      Covered           Excluded            Total
                                 --------------------------------------------------------
                      End of yr  7% MGDB                                                  Death
                                             AV    "7% MGDB"    AV    7% MGDB     AV     Benefit
                          0        500      500       500      500     1,000     1,000    1,000
                          1        535      510       535      510     1,045     1,020    1,045
                          2        572      490       572      490     1,062      980     1,062
                          3        613      520       613      520     1,133     1,040    1,133
                          4        655      550       655      550     1,205     1,100    1,205
                          5        701      450       701      450     1,151      900     1,151
                          6        750      525       750      525     1,275     1,050    1,275
                          7        803      600       803      600     1,403     1,200    1,403
                          8        859      750       859      750     1,609     1,500    1,609
                          9        919      500       919      500     1,419     1,000    1,419
                         10        984      300       984      300     1,284      600     1,284


                     -----------------------------------------    -----------------------------------------
                              7% MGDB IF 0% INVESTED                      7% MGDB IF 100% INVESTED
                                IN EXCLUDED FUNDS                            IN EXCLUDED FUNDS
                     -----------------------------------------    -----------------------------------------
                                      Covered                                     Excluded
                                --------------------                        ---------------------
                     End of yr                        Death       End of yr                        Death
                                 7% MGDB     AV      Benefit                "7% MGDB"     AV      Benefit
                         0        1,000     1,000     1,000           0       1,000     1,000      1,000
                         1        1,070     1,020     1,070           1       1,070     1,020      1,020
                         2        1,145       980     1,145           2       1,145       980        980
                         3        1,225     1,040     1,225           3       1,225     1,040      1,040
                         4        1,311     1,100     1,311           4       1,311     1,100      1,100
                         5        1,403       900     1,403           5       1,403       900        900
                         6        1,501     1,050     1,501           6       1,501     1,050      1,050
                         7        1,606     1,200     1,606           7       1,606     1,200      1,200
                         8        1,718     1,500     1,718           8       1,718     1,500      1,500
                         9        1,838     1,000     1,838           9       1,838     1,000      1,000
                         10       1,967       600     1,967          10       1,967       600        600
                     -----------------------------------------    -----------------------------------------



          Note: AV are hypothetical illustrative values. Not a projection. "7%
               MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

           -------------------------------------------------------------------------------
                           TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                                     AT THE BEGINNING OF YEAR 6
           -------------------------------------------------------------------------------
                           Covered            Excluded            Total
                      ---------------------------------------------------------
           end of yr  7% MGDB     AV     "7%         AV     7% MGDB     AV     Death
                                          MGDB"                                 Benefit
               --      1,000     1,000       --       --     1,000     1,000     1,000
                1      1,050     1,020       --       --     1,050     1,020     1,050
                2      1,103       980       --       --     1,103       980     1,103
                3      1,158     1,040       --       --     1,158     1,040     1,158
                4      1,216     1,100       --       --     1,216     1,100     1,216
                5      1,276       900       --       --     1,276       900     1,276
                6         --       --     1,340     1,050    1,050     1,050     1,050
                7         --       --     1,407     1,200    1,200     1,200     1,200
                8         --       --     1,477     1,500    1,500     1,500     1,500
                9         --       --     1,551     1,000    1,000     1,000     1,000
               10         --       --     1,629       600       600      600        600


           Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).



           -------------------------------------------------------------------------------
                           TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                                     AT THE BEGINNING OF YEAR 6

           -------------------------------------------------------------------------------
                           Covered            Excluded            Total
                      ---------------------------------------------------------
           end of yr  7% MGDB     AV     "7%         AV     7% MGDB     AV     Death
                                          MGDB"                                 Benefit
               --         --       --     1,000     1,000    1,000     1,000     1,000
               1          --       --     1,050     1,020    1,020     1,020     1,020
               2          --       --     1,103       980      980       980       980
               3          --       --     1,158     1,040    1,040     1,040     1,040
               4          --       --     1,216     1,100    1,100     1,100     1,100
               5          --       --     1,276       900      900       900       900
               6          945    1,050       --        --      945     1,050     1,050
               7          992    1,200       --        --      992     1,200     1,200
               8        1,042    1,500       --        --    1,042     1,500     1,500
               9        1,094    1,000       --        --    1,094     1,000     1,094
              10        1,149      600       --        --    1,149       600     1,149
           -------------------------------------------------------------------------------

              Note: 7% MGDB transferred to Covered Funds is the lesser of 7%
                    MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

--------------------------------------------------------------------------------
 APPENDIX  H
--------------------------------------------------------------------------------


               DEATH BENEFITS FOR CATEGORY YR-2001 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 category. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. AS USED IN THIS APPENDIX, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

          The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds,

     respectively, after issue; and 3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit. For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

--------------------------------------------------------------------------------
 APPENDIX  I
--------------------------------------------------------------------------------


                DEATH BENEFITS FOR CATEGORY MAY-2002 AND YR-2003
                                 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center.

The following enhanced death benefit option was available when you purchased your Contract: The DEFERRED RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds. No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

     o the current contract value in Covered Funds (after deductions occurring as of that date); or

     o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

     o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

     o    for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

     o the current contract value in Excluded Funds (after deductions occurring as of that date); or

     o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Deferred Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro-rata basis.

CHANGE OF CONTRACT OWNER OR BENEFICIARY

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The mortality and expense risk charge is deducted each business day at the rate of .003585%.

--------------------------------------------------------------------------------
 APPENDIX  J
--------------------------------------------------------------------------------


                      DEATH BENEFITS FOR MAY-2002, YR-2003
                          AND MAY-2003 CONTRACT OWNERS

The following is a description of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit for May-2002, Yr-2003 and May-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

          b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds. The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis. The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

          1) the current contract value in Covered Funds (after deductions occurring as of that date); and

          2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

          1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

          2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and credits allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

          1) the current contract value in Covered Funds (after deductions occurring as of that date); or

          2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium and credits allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

          1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

          2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and credits and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

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 APPENDIX  K
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               OPTIONAL RIDER BENEFITS FOR YR-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ------------------ ------------------------------------------------
           Waiting Period     Quarterly Charge
           10 Year            0.125% of the MGAB Charge Base (0.50% annually)
           20 Year            0.125% of the MGAB Charge Base (0.50% annually)
           ------------------ ------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           ------------- -----------------------------------------------
           MGIB Rate     Quarterly Charge
           7%            0.125% of the MGIB Charge Base (0.50% annually)
           ------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS. If you purchased the MGAB rider on the contract date, and

             (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

             (ii) elected the twenty-year option your MGAB Base for Special and
                  Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

             If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

             Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

             Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

             Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred. Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

         2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

        3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date. MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

             (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

             (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

             (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds. The MGIB Base is equal to the lesser of (i) and (ii) where:

             (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

             (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

             Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base. Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

             The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

         2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

        3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

             The MGIB Income Options are available under the MGIB Rider:

             (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain; (ii) Income for a 20-30 Year Period Certain; or
             (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF
(1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount ("Maximum Annual Withdrawal Amount" or "MAW") will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than MAW will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred. Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to the MAW will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account or the floor is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

          (i)  your MGWB Withdrawal Account or the floor is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

EXCLUDED FUNDS

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

--------------------------------------------------------------------------------
 APPENDIX  L
--------------------------------------------------------------------------------


                       OPTIONAL RIDER BENEFIT CHARGES AND
                        MINIMUM GUARANTEED INCOME BENEFIT
                          FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ------------------ -----------------------------------------------
           Waiting Period     Quarterly Charge
           10 Year            0.125% of the MGAB Charge Base (0.50% annually)
           20 Year            0.125% of the MGAB Charge Base (0.50% annually)
           ------------------ -----------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           --------------- -----------------------------------------------
           MGIB Rate       Quarterly Charge
           7%              0.125% of the MGIB Charge Base (0.50% annually)
           --------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

Please see the prospectus for a description of the Minimum Guaranteed Withdrawal Benefit and Minimum Guaranteed Accumulation Benefit. MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

        (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

        (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

               a)   is the Maximum MGIB Base; and

               b)   is the sum of:

                    1)   the MGIB Base allocated to Covered Funds;

                    2)   the MGIB Base allocated to Special Funds; and

                    3)   the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category. The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

             The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

             The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

             Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base. The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

             Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

             Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

             Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

             Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

        2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000. The MGIB Income Options are available under the MGIB Rider:

               (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

               (ii) Income for a 20-30 Year Period Certain; or

               (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

--------------------------------------------------------------------------------
 APPENDIX  M
--------------------------------------------------------------------------------


                       OPTIONAL RIDER BENEFIT CHARGES AND
                           OPTIONAL BENEFIT RIDERS FOR
                      MAY-2002 AND YR-2003 CONTRACT OWNERS

The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

Minimum Guaranteed Accumulation Benefit rider:*

           ------------------ -------------------------------- -------------------------------
           Waiting Period     As an Annual Charge              As a Quarterly Charge
           ------------------ -------------------------------- -------------------------------
           10 Year            0.65% of the MGAB Charge Base    0.1625% of the MGAB Charge Base
           20 Year            0.65% of the MGAB Charge Base    0.1625% of the MGAB Charge Base
           ------------------ -------------------------------- -------------------------------

            * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

        ------------------------- ---------------------------------------------
        As an Annual Charge       As a Quarterly Charge
        ------------------------- ---------------------------------------------
        0.65% of contract value   0.1625% of the MGWB Eligible Payment Amount**
        ------------------------- ---------------------------------------------

            ** The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of: a) the MGAB Base allocated to Covered Funds; b) the MGAB Base allocated to Special Funds; and
             c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds. No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                  For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

                  For Contracts issued prior to
                  September 2, 2003, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

             No investment options are currently designated as Excluded Funds.

             The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

             The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

             If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers. We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories. Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

        2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

     2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND (II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider. Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

         AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

--------------------------------------------------------------------------------
 APPENDIX  N
--------------------------------------------------------------------------------


                                                           PROJECTED SCHEDULE OF
                                           ING GET U.S. CORE PORTFOLIO* OFFERINGS

                                                                OFFERING DATES                  GUARANTEE DATES
      --------------------------------------------------------- ------------------------------- ----------------------------
      GET V SERIES                                              03/13/03 - 06/12/03             06/13/03 - 06/13/08

      ING GET U.S. CORE PORTFOLIO-- SERIES 1                    06/12/03 - 09/11/03             09/12/03 - 09/12/08

      ING GET U.S. CORE PORTFOLIO-- SERIES 2                    09/12/03 - 12/11/03             12/12/03 - 12/12/08

      ING GET U.S. CORE PORTFOLIO-- SERIES 3                    12/12/03 - 03/11/04             03/12/03 - 03/13/09

      ING GET U.S. CORE PORTFOLIO-- SERIES 4                    03/12/04 - 06/10/04             06/11/04 - 06/12/09


      * Previously known as ING GET Fund.

                                   ING [LOGO]


                     ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.
--------------------------------------------------------------------------------

Opportunities                                                         02/XX/2004

--------------------------------------------------------------------------------
   ING USA ANNUITY AND LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

   DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                        WELLS FARGO ING OPPORTUNITIES(R)

--------------------------------------------------------------------------------


                                                               FEBRUARY XX, 2004

           This prospectus describes Wells Fargo ING Opportunities, a group and individual deferred combination variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

           The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

           You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

           REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

            This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated February XX, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
              THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED
                               ON THE NEXT PAGE.
--------------------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:

A I M CAPITAL MANAGEMENT, INC.                                  MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING AIM Mid Cap Growth Portfolio (Class S) (1)                  ING MFS Mid Cap Growth Portfolio (Class S) (1)
ALLIANCE CAPITAL MANAGEMENT L.P.                                  ING MFS Research Portfolio (Class S) (1)
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)           PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
BARING INTERNATIONAL INVESTMENT LIMITED                           ING PIMCO Core Bond Portfolio (Class S) (1)
  ING Developing World Portfolio (Class S) (1)                    ING PIMCO High Yield Portfolio (Class S)
EAGLE ASSET MANAGEMENT, INC.                                    PROFUND ADVISORS LLC
  ING Eagle Asset Value Equity Portfolio (Class S) (1)            ProFund VP Bull
FIDELITY(R)MANAGEMENT & RESEARCH CO.                               ProFund VP Small-Cap
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)             SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING FMRSM Diversified Mid Cap Portfolio (Class S) (1)           ING Salomon Brothers All Cap Portfolio (Class S) (1)
ING INVESTMENTS, LLC                                              ING Salomon Brothers Investors Portfolio (Class S) (1)
  ING VP Bond Portfolio (Class S)                                 ING Salomon Brothers Aggressive Growth Portfolio (Class
  ING VP Growth Opportunities Portfolio (Class S)                   S)(2)
  ING VP Index Plus LargeCap Portfolio (Class S)                T. ROWE PRICE ASSOCIATES, INC.
  ING VP MagnaCap Portfolio (Class S)                             ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  ING VP SmallCap Opportunities Portfolio                         ING T. Rowe Price Capital Appreciation Portfolio
    (Class S)                                                       (Class S) (1)
  ING VP Worldwide Growth Portfolio (Class S)                   VAN KAMPEN
J.P. MORGAN FLEMING ASSET MANAGEMENT                              ING Van Kampen Global Franchise Portfolio
  (LONDON) LTD.                                                     (Class S) (1)
  ING JPMorgan Fleming International Portfolio                    ING Van Kampen Real Estate Portfolio (Class S) (1)
    (Class S) (2)                                                 ING Van Kampen Growth and Income Portfolio
J.P. MORGAN INVESTMENT MANAGEMENT INC.                              (Class S) (1)
  ING JPMorgan Small Cap Equity Portfolio (Class S) (1)         WELLS FARGO FUNDS MANAGEMENT, LLC
JANUS CAPITAL MANAGEMENT LLC                                      Wells Fargo VT Asset Allocation Fund
  ING Janus Growth and Income Portfolio (Class S) (1)             Wells Fargo VT Equity Income Fund
  ING Janus Special Equity Portfolio (Class S) (1)                Wells Fargo VT Equity Value Fund
JENNISON ASSOCIATES LLC                                           Wells Fargo VT Large Company Growth Fund
  ING Jennison Equity Opportunities Portfolio                     Wells Fargo VT Money Market Fund
    (Class S) (1)                                                 Wells Fargo VT Small Cap Growth Fund
JULIUS BAER INVESTMENT MANAGEMENT, INC.                           Wells Fargo VT Total Return Bond Fund
  ING Julius Baer Foreign Portfolio (Class S) (1)
MARSICO CAPITAL MANAGEMENT, LLC
  ING Marsico Growth Portfolio (Class S) (1)

     (1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V.

     (2) The investment advisor for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
 TABLE  OF  CONTENTS
--------------------------------------------------------------------------------


                                                     PAGE                                                             PAGE

Index of Special Terms..............................  ii         Transfers Among Your Investments....................  32
Fees and Expenses...................................   1         Death Benefit Choices...............................  35
Condensed Financial Information.....................   4           Death Benefit During the Accumulation Phase.......  35
  Accumulation Unit.................................   4               Standard Death Benefit........................  36
  The Net Investment Factor.........................   4               Enhanced Death Benefit Options................  36
  Performance Information...........................   5               Earnings Multiplier Benefit Rider.............  38
  Financial Statements..............................   5           Death Benefit During the Income Phase.............  38
ING USA Annuity and Life Insurance Company..........   6           Continuation After Death-- Spouse.................  38
ING USA Separate Account B..........................   6           Continuation After Death-- Not a Spouse...........  39
The Trusts and Funds................................   7           Required Distributions Upon Contract
Restricted Funds....................................   8               Owner's Death.................................  39
Covered Funds, Special Funds and Excluded                        The Annuity Options.................................  40
  Funds  ...........................................   8         Other Contract Provisions...........................  43
Charges and Fees....................................   9         Other Information...................................  45
  Charge Deduction Subaccount.......................   9         Federal Tax Considerations..........................  46
  Charges Deducted from the Contract Value..........   9         Statement of Additional Information
      Surrender Charge..............................   9           Table of Contents.................................  55
      Waiver of Surrender Charge for Extended                    Appendix A
         Medical Care...............................   9           Condensed Financial Information...................  A1
      Free Withdrawal Amount........................  10         Appendix B
      Surrender Charge for Excess Withdrawals.......  10           The Investment Portfolios.........................  B1
      Premium Taxes.................................  10         Appendix C
      Administrative Charge.........................  10           Fixed Account II..................................  C1
      Transfer Charge...............................  10         Appendix D
  Charges Deducted from the Subaccounts.............  11           Fixed Interest Division...........................  D1
      Mortality and Expense Risk Charge.............  11         Appendix E
      Asset-Based Administrative Charge.............  11           Surrender Charge for Excess Withdrawals
      Earnings Multiplier Benefit Charge............  11               Example.......................................  E1
      Optional Rider Charges........................  11         Appendix F
  Trust and Fund Expenses...........................  12           Withdrawal Adjustment for 7% Solution
The Annuity Contract................................  12               Death Benefit Examples........................  F1
  Contract Date and Contract Year ..................  12         Appendix G
  Contract Owner....................................  12           Special Funds and Excluded Funds Examples.........  G1
  Annuity Start Date................................  14         Appendix H
  Annuitant.........................................  14           Death Benefits for Yr-2001 Contract Owners........  H1
  Beneficiary.......................................  14         Appendix I
  Purchase and Availability of the Contract.........  15           Death Benefits for May-2002 and Yr-2003
  Crediting of Premium Payments.....................  16               Contract Owners...............................  I1
  Administrative Procedures.........................  17         Appendix J
  Contract Value....................................  17           Death Benefits for May-2002, Yr-2003 and
  Cash Surrender Value..............................  18               May-2003 Contract Owners......................  J1
  Addition, Deletion or Substitution of                          Appendix K
      Subaccounts and Other Changes.................  18           Optional Rider Benefits for Yr-2001
  The Fixed Account.................................  19               Contract Owners...............................  K1
Optional Riders.....................................  19         Appendix L
  Rider Date........................................  19           Optional Rider Benefit Charges and Minimum
  No Cancellation...................................  19               Guaranteed Income Benefit for May-2002
  Termination.......................................  19               Contract Owners...............................  L1
  Minimum Guaranteed Income Benefit Rider...........  22         Appendix M
  Minimum Guaranteed Withdrawal                                    Optional Rider Benefit Charges and Optional
      Benefit Rider.................................  26               Benefit Riders for May-2002, Yr-2003
  Other Contracts...................................  28               and May-2003 Contract Owners..................  M1
Withdrawals.........................................  29

--------------------------------------------------------------------------------
 INDEX  OF  SPECIAL  TERMS
--------------------------------------------------------------------------------


The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                          PAGE

    ----------------------------------------------------- ---------
    Accumulation Unit                                          4
    Annuitant                                                 14
    Annuity Start Date                                        14
    Cash Surrender Value                                      18
    Claim Date                                                35
    Contract Date                                             12
    Contract Owner                                            12
    Contract Value                                            17
    Contract Year                                             12
    Covered Fund                                               8
    Earnings Multiplier Benefit                               38
    Excluded Fund                                              8
    Free Withdrawal Amount                                    10
    Max 7 Enhanced Death Benefit                              38
    Net Investment Factor                                      4
    Net Rate of Return                                         5
    Quarterly Ratchet Enhanced Death Benefit                  37
    Restricted Fund                                            8
    Rider Date                                                19
    7% Solution Death Benefit Element                         36
    Special Fund                                               8
    Standard Death Benefit                                    36



The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS      CORRESPONDING TERM USED IN THE CONTRACT
    --------------------------------- ---------------------------------------
    Accumulation Unit Value           Index of Investment Experience
    Annuity Start Date                Annuity Commencement Date
    Contract Owner                    Owner or Certificate Owner
    Contract Value                    Accumulation Value
    Transfer Charge                   Excess Allocation Charge
    Fixed Interest Allocation         Fixed Allocation
    Free Look Period                  Right to Examine Period
    Guaranteed Interest Period        Guarantee Period
    Subaccount(s)                     Division(s)
    Net Investment Factor             Experience Factor
    Regular Withdrawals               Conventional Partial Withdrawals
    Withdrawals                       Partial Withdrawals

--------------------------------------------------------------------------------
 FEES  AND  EXPENSES
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES/1/

     Surrender Charge:

       COMPLETE YEARS ELAPSED        0    1    2    3    4   5    6   7    8+
          SINCE PREMIUM PAYMENT

       SURRENDER CHARGE              8%   7%   6%   5%   4%  3%   2%  1%   0%

     Transfer Charge/2/.........................  $25 per transfer, if you make more than 12 transfers in a contract year

        1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

        2  We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE/3/...............  $30
       (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

            3 We deduct this charge on each contract anniversary and on surrender.


SEPARATE ACCOUNT ANNUAL CHARGES 4

           ----------------------------------------------------------------------------------------
                                                                      ENHANCED DEATH BENEFITS
                                                        STANDARD      -----------------------
                                                         DEATH        QUARTERLY
                                                        BENEFIT        RATCHET          MAX 7
           ----------------------------------------------------------------------------------------
             Mortality & Expense Risk Charge             1.25%          1.50%           1.70%
             Asset-Based Administrative Charge           0.15%          0.15%           0.15%
                 Total                                   1.40%          1.65%           1.85%
           ----------------------------------------------------------------------------------------


               4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.


EARNINGS MULTIPLIER BENEFIT RIDER CHARGE/5/

           --------------------------- ------------------------
           As an Annual Charge         As a Quarterly Charge
           --------------------------- ------------------------
           0.30% of contract value     0.075% of contract value
           --------------------------- ------------------------

            5 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

OPTIONAL RIDER CHARGES/6/

       MINIMUM GUARANTEED INCOME BENEFIT RIDER:

           ------------- ----------------------------------- ----------------------------------
           MGIB Rate     As an Annual Charge                 As a Quarterly Charge
           ------------- ----------------------------------- ----------------------------------
           7%            0.75% of the MGIB Charge Base/7/    0.1875% of the MGIB Charge Base/7/
           ------------- ----------------------------------- ----------------------------------

       MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:

           -------------------------- ---------------------------
           As an Annual Charge        As a Quarterly Charge
           -------------------------- ---------------------------
           0.35% of contract value    0.0875% of contract value
           -------------------------- ---------------------------

            6 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

            7 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ---------------------------------------------------------------------------- ------------------ -----------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES/8/                                 MINIMUM           MAXIMUM
     ---------------------------------------------------------------------------- ------------------ -----------------
     (expenses that are deducted from Trust or Fund assets, including
     management fees, distribution and/or service (12b-1) fees/9/, and other            0.53%             2.13%
     expenses):
     ---------------------------------------------------------------------------- ------------------ -----------------

         8 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.98%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

         9 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE1

The column labeled "Gross Expense Ratio" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Expense Ratio" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2003.

-------------------------------------------------------------------------------------------------------------------------
  FUND NAME                                                                         TOTAL FUND                NET FUND
                                                          DISTRIBUTION                ANNUAL                   ANNUAL
                                                             AND/OR                  EXPENSES      TOTAL      EXPENSES
                                              INVESTMENT    SERVICE                  WITHOUT      WAIVERS      AFTER
                                               ADVISORY     (12B-1)       OTHER     WAIVERS OR      OR       WAIVERS OR
                                                 FEES         FEE       EXPENSES    REDUCTIONS  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income Portfolio
    (Class S2)                                   0.48%       0.25%        0.10%       0.83%        0.00%       0.83%
  ING AIM Mid Cap Growth Portfolio (Class S)     0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
  ING Alliance Mid Cap Growth Portfolio
    (Class S)                                    0.78%       0.25%        0.02%       1.05%        0.00%       1.05%
  ING Developing World Portfolio (Class S)       1.50%       0.25%        0.01%       1.76%        0.00%       1.76%
  ING Eagle Asset Value Equity Portfolio
    (Class S) 2                                  0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
  ING FMR Diversified Mid Cap Portfolio
    (Class S)                                    0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
  ING Janus Growth and Income Portfolio
    (Class S) 2                                  0.85%       0.25%        0.01%       1.11%        0.00%       1.11%
  ING Janus Special Equity Portfolio (Class
    S)                                           0.85%       0.25%        0.01%       1.11%        0.00%       1.11%
  ING Jennison Equity Opportunities
    Portfolio (Class S)                          0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
  ING JPMorgan Fleming International
    Portfolio
    (Service Class)                              0.80%       0.25%        0.20%       1.25%        0.00%       1.25%
  ING JPMorgan Small Cap Equity Portfolio
    (Class S) 2                                  0.90%       0.25%        0.01%       1.16%        0.00%       1.16%
  ING Julius Baer Foreign Portfolio (Class S)    1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
  ING Marsico Growth Portfolio (Class S)         0.78%       0.25%        0.01%       1.04%        0.00%       1.04%
  ING MFS Mid Cap Growth Portfolio (Class S)     0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
  ING MFS Research Portfolio (Class S) 2         0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
  ING PIMCO Core Bond Portfolio (Class S)        0.66%       0.25%        0.02%       0.93%        0.00%       0.93%
  ING Salomon Brothers Aggressive Growth
    Portfolio (Service Class)                    0.69%       0.25%        0.13%       1.07%        0.00%       1.07%
  ING Salomon Brothers All Cap Portfolio
    (Class S) 2                                  0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
  ING Salomon Brothers Investors Portfolio
    (Class S)                                    0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
  ING T. Rowe Price Capital Appreciation
    Portfolio (Class S)                          0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
  ING T. Rowe Price Equity Income Portfolio
    (Class S)                                    0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
  ING Van Kampen Global Franchise Portfolio
    (Class S)                                    1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
  ING Van Kampen Growth and Income Portfolio
    (Class S)                                    0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
  ING Van Kampen Real Estate Portfolio
    (Class S)                                    0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
  ING VP Bond Portfolio (Class S)                0.40%       0.25%        0.09%       0.74%        0.00%       0.74%
  ING VP Growth Opportunities Portfolio
    (Service Class)                              0.75%       0.25%        0.58%       1.58%        0.48%       1.10%
  ING VP Index Plus LargeCap Portfolio
    (Class S)                                    0.35%       0.25%        0.11%       0.71%        0.00%       0.71%
  ING VP MagnaCap Portfolio (Service Class)      0.75%       0.25%        0.45%       1.45%        0.35%       1.10%
  ING VP SmallCap Opportunities Portfolio
    (Service Class)                              0.75%       0.25%        0.49%       1.49%        0.39%       1.10%
  ING VP Worldwide Growth Portfolio (Service
    Class) 3                                     1.00%       0.25%        0.82%       2.07%        0.84%       1.23%
  PIMCO High Yield Portfolio (Class S) 4         0.25%       0.15%        0.36%       0.76%        0.01%       0.75%
  ProFund VP Bull                                0.75%       0.25%        0.91%       1.91%        0.00%       1.91%
  ProFund VP Small-Cap                           0.75%       0.25%        0.97%       1.97%        0.00%       1.97%
  Wells Fargo VT Asset Allocation Fund           0.55%       0.25%        0.23%       1.03%        0.03%       1.00%
  Wells Fargo VT Equity Income Fund              0.55%       0.25%        0.30%       1.10%        0.10%       1.00%
  Wells Fargo VT Equity Value Fund               0.55%       0.25%        0.48%       1.28%        0.28%       1.00%
  Wells Fargo VT Large Company Growth Fund       0.55%       0.25%        0.29%       1.09%        0.09%       1.00%
  Wells Fargo VT Money Market Fund               0.40%       0.25%        0.32%       0.97%        0.22%       0.75%
  Wells Fargo VT Small Cap Growth Fund           0.75%       0.25%        0.33%       1.33%        0.13%       1.20%
  Wells Fargo VT Total Return Bond Fund          0.45%       0.25%        0.33%       1.03%        0.13%       0.90%



Footnotes to the "Fund Expense Table"

            1 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

            2 A portion of the brokerage commissions that these portfolios pay is used to reduce each portfolio's expenses. Including these reductions, the "Total Fund Annual Expenses After Waivers or Reductions" for each portfolio for the year ended December 31, 2002 would have been 0.94% for Eagle Asset Value Equity, 1.08% for Janus Growth and Income, 1.13% for JPMorgan Small Cap Equity, 0.84% for MFS Research and 1.01% for Salomon Brothers All Cap. This arrangement may be discontinued at any time. DSI has voluntarily agreed to waive a portion of its management fee for the MFS Research portfolio. Including these waivers, the "Total Fund Annual Expenses After Waivers or Reductions" for each portfolio for the year ended December 31, 2002 would have been 0.90%. This arrangement may be discontinued by DSI at any time.

            3 ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. The expense limit will continue through at least December 31, 2003. The expense limit is contractual and shall renew automatically for one-year terms unless the adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term.

            4 "Other Expenses" reflects an administrative fee of 0.35%, and the class's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of Trustees' fees, 0.75% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

The Example reflects the maximum charges for February-2004 contract owners. If you elect different options or are not a February-2004 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   -----------------------------------------------------------------------------
    1) If you surrender your contract at the end of the applicable time period:
   -----------------------------------------------------------------------------
         1 year               3 years              5 years              10 years
         $1,330               $2,213               $3,077                $5,300
    2) If you annuitize at the end of the applicable time period:
         1 year               3 years              5 years              10 years
         $1,330               $2,213               $3,077                $5,300
    3) If you do not surrender your contract:
         1 year               3 years              5 years              10 years
          $530                $1,613               $2,677                $5,300
   ----- --------------------- -------------------- -------------------- -------


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
 CONDENSED  FINANCIAL  INFORMATION
--------------------------------------------------------------------------------


ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A -- Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.
The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Wells Fargo VT Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Wells Fargo VT Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Wells Fargo VT Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE WELLS FARGO VT MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN. We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices,
(ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B for the quarter ended September 30, 2003, and as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of Golden American for the quarter ended September 30, 2003, and as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
 ING  USA  ANNUITY  AND  LIFE  INSURANCE  COMPANY
--------------------------------------------------------------------------------


ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
 ING  USA  SEPARATE  ACCOUNT  B
--------------------------------------------------------------------------------


ING USA Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
 THE  TRUSTS  AND  FUNDS
--------------------------------------------------------------------------------


Investment portfolios of the following Trusts and Funds are currently available under your Contract.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by ING USA and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with ING USA and to certain qualified pension and retirement plans. The address of the ING Investors Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Partners, Inc. is a mutual fund whose shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts. The address of Portfolio Partners, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

ING Variable Insurance Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Insurance Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Variable Portfolios, Inc. is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Portfolios, Inc. is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Variable Products Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ING Variable Products Trust is 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including ING USA, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The ProFunds is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ING USA and other insurance companies, both affiliated and unaffiliated with ING USA. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The Wells Fargo Variable Trust is a mutual fund whose shares are available to separate accounts of participating insurance companies, including ING USA, for both variable annuity contracts and variable life insurance policies. The address of the Wells Fargo Variable Trust is 525 Market Street, San Francisco, CA.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal. We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit. Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
 COVERED  FUNDS,  SPECIAL  FUNDS  AND  EXCLUDED  FUNDS
--------------------------------------------------------------------------------


For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

        1)   Covered Funds;

        2)   Special Funds; and

        3)   Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

--------------------------------------------------------------------------------
 CHARGES  AND  FEES
--------------------------------------------------------------------------------


We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Wells Fargo VT Money Market subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

       COMPLETE YEARS ELAPSED        0    1    2    3    4   5    6   7    8+
          SINCE PREMIUM PAYMENT

       SURRENDER CHARGE              8%   7%   6%   5%   4%  3%   2%  1%   0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

               ------------------------------ ---------------------------- -----------------------------
                                                   QUARTERLY RATCHET                  MAX 7
                         STANDARD                      ENHANCED                      ENHANCED
                       DEATH BENEFIT                 DEATH BENEFIT                DEATH BENEFIT
               --------------- -------------- -------------- ------------- -------------- --------------
                                  Annual                        Annual                       Annual
                                  Charge                        Charge                       Charge
                               Expressed as                   Expressed                   Expressed as
               Annual Charge    Daily Rate    Annual Charge    as Daily    Annual Charge   Daily Rate
                                                                 Rate

                   1.25%         0.003446%        1.50%       0.004141%        1.70%        0.004697%
               --------------- -------------- -------------- ------------- -------------- --------------


See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

           -------------- --------------------------------- -------------------------------
           MGIB Rate      As an Annual Charge               As a Quarterly Charge
           -------------- --------------------------------- -------------------------------
           7%             0.75% of the MGIB Charge Base     0.1875% of the MGIB Charge Base
           -------------- --------------------------------- -------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
 THE  ANNUITY  CONTRACT
--------------------------------------------------------------------------------


The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003, May-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

       ---------------- --------------------------------------------------------
       YR-2001:         Contracts purchased on or after January 1, 2001, which
                        offer five death benefit options, including the Annual
                        Ratchet Enhanced Death Benefit to age 90, offer an
                        earnings multiplier benefit option and optional benefit
                        riders and under which the determination of benefits
                        when there are allocations to Special Funds is based on
                        the better of the original Yr-2001 benefit calculation
                        and the Special Funds "floor" (as available in the state
                        of issue at the time of purchase).
       ---------------- --------------------------------------------------------
       MAY-2002:        Contracts purchased on or after May 1, 2002, which offer
                        five death benefit options, including the Annual Ratchet
                        Enhanced Death Benefit to age 90, offer an earnings
                        multiplier benefit option and optional benefit riders,
                        and under which the determination of benefits when there
                        are allocations to Special Funds is the same as the
                        Special Funds "floor," but all withdrawals are pro-rata
                        (as available in the state of issue at the time of
                        purchase).
       ---------------- --------------------------------------------------------
       YR-2003:         Contracts purchased on or after February 4, 2003 which
                        have the same death benefits and living benefits as
                        May-2002 Contracts, but have a different calculation of
                        the Minimum Guaranteed Income Benefit and higher charges
                        for all three living benefit optional riders.
       ---------------- --------------------------------------------------------
       MAY-2003:        Contracts purchased on or after May 1, 2003 which are
                        the same as Yr-2003, but do not offer
                        the Deferred Ratchet Enhanced Death Benefit.
       ---------------- --------------------------------------------------------
       YR-2004:         Contracts purchased on or after February X, 2004 which
                        offer the Quarterly Ratchet Death Benefit, do not offer
                        the 7% Solution Death Benefit, do not offer the Minimum
                        Guaranteed Accumulation Benefit and offer a Minimum
                        Guaranteed Withdrawal Benefit with reset and step-up
                        benefit options.
       ---------------- --------------------------------------------------------

A description of benefits and charges for Yr-2001, May-2002, Yr-2003 and May-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus. You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS. We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions. Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance. If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

        1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

        2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Wells Fargo VT Money Market subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Wells Fargo VT Money Market subaccount). On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Wells Fargo VT Money Market subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts. We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges. The following describes the optional riders for Contracts in the Yr-2004 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066. RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

     o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

     o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB. The following investment options are designated as Special Funds for purposes of calculating the MGIB: the Wells Fargo VT Money Market Fund, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

       For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

       For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate. For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

        1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

        3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base. The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

        (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where: (a) is the MGIB Rollup Base for Covered Funds; (b) is the MGIB Rollup Base for Special Funds; (c) is the MGIB Rollup Base for Excluded Funds; and

        (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

             (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

             (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

        1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup
             Benefit Base and the MGIB Ratchet Benefit Base.

             (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where: (a) is the MGIB Rollup Base for Covered Funds; (b) is the MGIB Rollup Base for Special Funds; (c) is the contract value allocated to Excluded Funds; and

             (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a) is the MGIB Ratchet Base for Covered and Special Funds;
                      and

                  (b) is the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The
             Maximum MGIB Base is not allocated by Fund category and credits.

             A)   CALCULATION OF MGIB ROLLUP BENEFIT BASE
                  THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

                  Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base. The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds. Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

             B)   CALCULATION OF MGIB RATCHET BENEFIT BASE

                  The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

                  o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of : 1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and
                      2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

             The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds. Effect of Transfers on MGIB Ratchet Base:

             Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds. Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

             A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

        2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

     a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     b)   Income for a 20-30 year period certain;

     c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%. Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

     2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred. YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW). The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

         AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death. On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contact anniversaries only.

     STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

          1)   we reserve the right to increase the charge for the MGWB Rider;

          2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under this rider.

     DEATH OF OWNER.

         BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing reset option.

         DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
 WITHDRAWALS
--------------------------------------------------------------------------------


Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made. If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Wells Fargo VT Money Market subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders." We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

           ------------------- --------------------------------------
                                        MAXIMUM PERCENTAGE
                                           OF PREMIUMS
            FREQUENCY                NOT PREVIOUSLY WITHDRAWN
           ------------------- --------------------------------------
            Monthly                            0.833%
            Quarterly                          2.50%
            Annually                          10.00%
           ------------------- --------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time. You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law. You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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 TRANSFERS  AMONG  YOUR  INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders." The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Wells Fargo VT Money Market subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Wells Fargo VT Money Market subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount. Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Wells Fargo VT Money Market subaccount . Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation. If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

        o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

        o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

        o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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 DEATH  BENEFIT  CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN THE YR-2004 CATEGORY. FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit. Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

        1)   the contract value; or

        2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

        1)   the Base Death Benefit; and

       2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers. The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

        o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

        o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period. The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

          1) the current contract value in Covered Funds (after deductions occurring as of that date); and

          2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

          1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

          2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

          1)   the Standard Death Benefit; and

          2)   the lesser of:

               a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

               b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

       For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

       For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

 The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis. EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date." If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge. The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply: If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Wells Fargo VT Money Market subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own. The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge. If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Wells Fargo VT Money Market subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death." If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Wells Fargo VT Money Market subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made. If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Wells Fargo VT Money Market subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code. If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary. If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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 THE  ANNUITY  OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met. You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20. For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate. Our approval is needed for any option where:

          1) The person named to receive payment is other than the contract owner or beneficiary;

          2)   The person named is not a natural person, such as a corporation;
               or

          3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later. If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

          1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

          2) For Option 3, no amounts are payable after both named persons have died.

          3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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 OTHER  CONTRACT  PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Wells Fargo VT Money Market subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. DSI has entered into a selling agreement with Wells Fargo Securities, Inc. ("Wells Fargo") to sell the Contracts through registered representatives of Wells Fargo and its affiliated broker dealers. Wells Fargo may receive commissions of up to 9.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc. We may also make additional payments to broker/dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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 OTHER  INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so. We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract. Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of ING USA.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the unaudited financial statements of Golden American for the quarter ended September 30, 2003, and the unaudited statement of assets and liabilities of Separate Account B for the quarter ended September 30, 2003 and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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 FEDERAL  TAX  CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS. This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below. The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          o    made on or after the taxpayer reaches age 59 1/2;

          o    made on or after the death of a contract owner;

          o    attributable to the taxpayer's becoming disabled; or

          o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

         DISTRIBUTIONS -- IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or

          o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death. If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

         DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

        o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

        o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

         TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

         Any outstanding loan balance impacts the following:

        1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

        2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

        3)   Riders:

             a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

             b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

             c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

         TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

        o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
             (IRA) in accordance with the Tax Code; or

        o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

--------------------------------------------------------------------------------
 STATEMENT  OF  ADDITIONAL  INFORMATION
--------------------------------------------------------------------------------


     TABLE OF CONTENTS

     Item
     Introduction
     Description of ING USA Annuity and Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B


PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

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WF Opportunities - ######                                             02/XX/2004
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 APPENDIX  A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

                                          2002      2001       2000      1999       1998      1997       1996       1995

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

     FIDELITY VIP EQUITY--INCOME

         AUV at Beginning of Period       $9.59    $10.00 (12)
         AUV at End of Period             $7.83     $9.59
         Number of Accumulation
         Units Outstanding
            at End of Period            478,395

     ING AIM MID CAP GROWTH

         AUV at Beginning of Period      $14.71    $18.92     $21.92     $14.23    $14.31     $11.78     $10.01     $10.00 (1)
         AUV at End of Period             $9.91    $14.71     $18.92     $21.92    $14.23     $14.31     $11.78     $10.01
         Number of Accumulation
         Units Outstanding
            at End of Period          2,906,118 3,787,157  4,824,609  2,450,796 1,105,850    554,068    231,567     47,478
         Period

     ING ALLIANCE MID CAP GROWTH

         AUV at Beginning of Period      $14.64    $17.21     $21.06     $17.01    $15.41     $12.49     $10.00 (3)
         AUV at End of Period            $10.10    $14.64     $17.21     $21.06    $17.01     $15.41     $12.49
         Number of Accumulation
         Units Outstanding
            at End of Period          5,368,761 6,450,280  6,881,891  5,870,533 3,297,314    438,636     38,037


     ING DEVELOPING WORLD

         AUV at Beginning of Period       $7.08     $7.58     $11.61      $7.28    $10.00 (6)
         AUV at End of Period             $6.23     $7.08      $7.58     $11.61     $7.28
         Number of Accumulation
         Units Outstanding
            at End of Period          1,922,891 2,270,962  2,014,772  2,133,907   417,221


     ING EAGLE ASSET VALUE EQUITY

         AUV at Beginning of Period      $18.34    $19.46     $18.14     $18.31    $18.28     $14.57     $13.36     $12.41 (1)
         AUV at End of Period            $15.00    $18.34     $19.46     $18.14    $18.31     $18.28     $14.57     $13.36
         Number of Accumulation
         Units Outstanding
            at End of Period          2,314,069 2,404,425  2,586,368  1,825,971 1,415,540    469,649    249,994     23,394


     ING FMRSM DIVERSIFIED MID--CAP

         AUV at Beginning of Period       $9.09     $9.88     $10.00 (9)
         AUV at End of Period             $7.23     $9.09      $9.88
         Number of Accumulation
         Units Outstanding
            at End of Period          1,436,694   685,331    290,230


     ING JANUS GROWTH AND INCOME

         AUV at Beginning of Period       $8.87     $9.94     $10.00 (9)
         AUV at End of Period             $7.05     $8.87      $9.94
         Number of Accumulation
         Units Outstanding
            at End of Period          1,676,922 1,073,857    274,785


     ING JANUS SPECIAL EQUITY

         AUV at Beginning of Period       $8.32     $8.89     $10.00 (9)
         AUV at End of Period             $6.08     $8.32      $8.89
         Number of Accumulation
         Units Outstanding
            at End of Period            464,523   368,091    121,670


     ING JENNISON EQUITY OPPORTUNITIES

         AUV at Beginning of Period      $21.60    $25.17     $30.11     $24.50    $22.05     $17.34     $14.63     $14.23 (1)
         AUV at End of Period            $15.06    $21.60     $25.17     $30.11    $24.50     $22.05     $17.34     $14.63
         Number of Accumulation
         Units Outstanding
            at End of Period          2,929,610 3,606,212  3,626,696  2,412,721 1,342,756    312,229    174,592     16,369


     ING JP MORGAN FLEMING INTERNATIONAL ENHANCED
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.22
         Number of Accumulation
         Units Outstanding
            at End of Period             72,898

     ING JP MORGAN SMALLCAP
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $7.85
         Number of Accumulation
         Units Outstanding
            at End of Period            169,670

     ING MARSICO GROWTH

         AUV at Beginning of Period      $15.14    $22.02     $28.62     $16.29    $13.03     $11.42     $10.00 (4)
         AUV at End of Period            $10.52    $15.14     $22.02     $28.62    $16.29     $13.03     $11.42
         Number of Accumulation
         Units Outstanding
            at End of Period         12,372,395 16,739,73118,211,995 14,289,972 3,293,705    343,006

     ING MFS MID CAP GROWTH

         AUV at Beginning of Period      $31.80    $42.23     $39.59     $22.43    $18.52     $15.70     $13.21     $12.95 (3)
         AUV at End of Period            $16.05    $31.80     $42.23     $39.59    $22.43     $18.52     $15.70     $13.21
         Number of Accumulation
         Units Outstanding
            at End of Period          5,485,147 6,612,249  7,313,425  4,873,150 1,905,009    177,125     28,223


     ING MFS RESEARCH

         AUV at Beginning of Period      $20.44    $26.39     $28.04     $22.89    $18.87     $15.93     $13.10     $12.25 (4)
         AUV at End of Period            $15.14    $20.44     $26.39     $28.04    $22.89     $18.87     $15.93     $13.10
         Number of Accumulation
         Units Outstanding
            at End of Period          5,913,309 7,316,946  8,149,686  6,431,949 3,902,975    268,126


     ING PIMCO CORE BOND

         AUV at Beginning of Period      $11.86    $11.74     $11.79     $13.09    $11.87     $11.96     $11.55     $11.20 (6)
         AUV at End of Period            $12.71    $11.86     $11.74     $11.79    $13.09     $11.87     $11.96     $11.55
         Number of Accumulation
         Units Outstanding
            at End of Period          4,410,375 1,669,195  1,224,547    753,003   396,067     10,655


     ING SALOMON BROTHERS ALL CAP

         AUV at Beginning of Period      $11.65    $11.59     $10.00 (7)
         AUV at End of Period             $8.55    $11.65     $11.59
         Number of Accumulation
         Units Outstanding
            at End of Period          3,519,150 4,280,223  2,182,516


     ING SALOMON BROTHERS INVESTORS

         AUV at Beginning of Period      $10.63    $11.26     $10.00 (7)
         AUV at End of Period             $8.07    $10.63     $11.26
         Number of Accumulation
         Units Outstanding
            at End of Period          1,177,892   952,473    539,461


     ING T. ROWE PRICE CAPITAL APPRECIATION

         AUV at Beginning of Period      $28.22    $26.04     $21.65     $20.53    $19.66     $17.29     $15.07     $14.62 (1)
         AUV at End of Period            $27.96    $28.22     $26.04     $21.65    $20.53     $19.66     $17.29     $15.07
         Number of Accumulation
         Units Outstanding
            at End of Period          5,326,019 4,592,780  3,264,322  2,546,589 1,628,158    414,805    173,475     13,988


     ING T. ROWE PRICE EQUITY INCOME

         AUV at Beginning of Period      $23.90    $23.91     $21.47     $21.94    $20.55     $17.75     $16.55     $15.94 (1)
         AUV at End of Period            $20.45    $23.90     $23.91     $21.47    $21.94     $20.55     $17.75     $16.55
         Number of Accumulation
         Units Outstanding
            at End of Period          2,796,774 3,366,042  2,309,478  2,014,454   800,490    255,396    150,732     21,073


     ING VAN KAMPEN GLOBAL FRANCHISE
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.85
         Number of Accumulation
         Units Outstanding
            at End of Period            220,958


     ING VAN KAMPEN GROWTH & INCOME

         AUV at Beginning of Period      $21.65    $24.94     $25.83     $22.61    $20.09     $15.69     $13.19     $12.12 (1)
         AUV at End of Period            $18.19    $21.65     $24.94     $25.83    $22.61     $20.09     $15.69     $13.19
         Number of Accumulation
         Units Outstanding
            at End of Period          6,183,621 7,290,571  8,035,274  7,496,161 4,591,471    853,473    355,191     36,100


     ING VAN KAMPEN REAL ESTATE

         AUV at Beginning of Period      $28.40    $26.64     $20.62     $21.74    $25.48     $21.04     $15.78     $14.91 (1)
         AUV at End of Period            $28.06    $28.40     $26.64     $20.62    $21.74     $25.48     $21.04     $15.78
         Number of Accumulation
         Units Outstanding
            at End of Period          1,167,176   887,731  1,006,919    534,577   436,867    135,993     42,710      2,910


     ING VP BOND PORTFOLIO

         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period            $10.64
         Number of Accumulation
         Units Outstanding
            at End of Period            719,279


     ING VP GROWTH OPPORTUNITIES

         AUV at Beginning of Period       $7.79    $10.00 (10)
         AUV at End of Period             $5.26     $7.79
         Number of Accumulation
         Units Outstanding
            at End of Period            143,307    82,839


     ING VP MAGNACAP

         AUV at Beginning of Period       $9.35    $10.00 (10)
         AUV at End of Period             $7.10     $9.35
         Number of Accumulation
         Units Outstanding
            at End of Period            211,733    38,846


     ING VP SMALLCAP OPPORTUNITIES

         AUV at Beginning of Period       $8.33    $10.00 (10)
         AUV at End of Period             $4.62     $8.33
         Number of Accumulation
         Units Outstanding
            at End of Period            774,557   180,638


     ING VP WORLDWIDE GROWTH

         AUV at Beginning of Period       $7.02     $8.75     $10.00 (8)
         AUV at End of Period             $5.21     $7.02      $8.75
         Number of Accumulation
         Units Outstanding
            at End of Period            467,247   306,137    110,552


     PIMCO HIGH YIELD PORTFOLIO

         AUV at Beginning of Period      $10.10    $10.01     $10.24     $10.08    $10.00 (6)
         AUV at End of Period             $9.84    $10.10     $10.01     $10.24    $10.08
         Number of Accumulation
         Units Outstanding
            at End of Period          6,193,058 5,836,177  5,140,416  5,053,972 1,630,971


     PROFUND VP BULL

         AUV at Beginning of Period       $8.90    $10.00 (10)
         AUV at End of Period             $6.67     $8.90
         Number of Accumulation
         Units Outstanding
            at End of Period          1,231,933   805,047


     PROFUND VP SMALL CAP

         AUV at Beginning of Period       $9.43    $10.00 (10)
         AUV at End of Period             $7.21     $9.43
         Number of Accumulation
         Units Outstanding
            at End of Period          1,755,934 1,134,989



     FOOTNOTES

     (1) Fund First Available during October 1995
     (2) Fund First Available during January 1996
     (3) Fund First Available during September 1996
     (4) Fund First Available during February 1997
     (5) Fund First Available during October 1997
     (6) Fund First Available during May 1998
     (7) Fund First Available during February 2000
     (8) Fund First Available during May 2000
     (9) Fund First Available during October 2000
     (10)Fund First Available during May 2001
     (11)Fund First Available during November 2001
     (12)Fund First Available during May 2002


                                          2002      2001       2000

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

     FIDELITY VIP EQUITY--INCOME
          AUV at Beginning of Period      $9.59    $10.00(7)
          AUV at End of Period            $7.83     $9.59
          Number of Accumulation
          Units Outstanding
             at End of Period           321,872


     ING AIM MID CAP GROWTH

          AUV at Beginning of Period     $14.64    $18.85     $21.70 (1)
          AUV at End of Period            $9.86    $14.64     $18.85
          Number of Accumulation
          Units Outstanding
             at End of Period         1,870,966 2,160,544  1,797,957


     ING ALLIANCE MID CAP GROWTH

          AUV at Beginning of Period     $14.59    $17.17     $20.13 (1)
          AUV at End of Period           $10.06    $14.59     $17.17
          Number of Accumulation
          Units Outstanding
             at End of Period         1,918,853 1,780,512  1,239,023


     ING DEVELOPING WORLD

          AUV at Beginning of Period      $7.07     $7.57     $11.66 (1)
          AUV at End of Period            $6.22     $7.07      $7.57
          Number of Accumulation
          Units
             at End of Period         1,365,017 1,495,431    760,058


     ING EAGLE ASSET VALUE EQUITY

          AUV at Beginning of Period     $18.25    $19.38     $17.48 (1)
          AUV at End of Period           $14.92    $18.25     $19.38
          Number of Accumulation
          Units Outstanding
             at End of Period         1,201,589   833,753    472,034


     ING FMRSM DIVERSIFIED MID--CAP

          AUV at Beginning of Period      $9.09     $9.88     $10.00 (3)
          AUV at End of Period            $7.22     $9.09      $9.88
          Number of Accumulation
          Units Outstanding
             at End of Period         1,947,601   959,092    131,431


     ING JANUS GROWTH AND INCOME

          AUV at Beginning of Period      $8.87     $9.94     $10.00 (3)
          AUV at End of Period            $7.04     $8.87      $9.94
          Number of Accumulation
          Units Outstanding
             at End of Period         2,831,575 1,698,201    170,460


     ING JANUS SPECIAL EQUITY

          AUV at Beginning of Period      $8.32     $8.89     $10.00 (3)
          AUV at End of Period            $6.07     $8.32      $8.89
          Number of Accumulation
          Units Outstanding
             at End of Period           610,059   538,057     76,347


     ING JENNISON EQUITY OPPORTUNITIES

          AUV at Beginning of Period     $21.46    $25.03     $29.44 (1)
          AUV at End of Period           $14.96    $21.46     $25.03
          Number of Accumulation
          Units Outstanding
             at End of Period         1,951,375 1,862,499  1,210,622


     ING JP MORGAN FLEMING INTERNATIONAL ENHANCED
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.22
          Number of Accumulation
          Units Outstanding
             at End of Period           106,211


     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.84
          Number of Accumulation
          Units Outstanding
             at End of Period           209,858


     ING MARSICO GROWTH

          AUV at Beginning of Period     $15.10    $21.96     $29.12 (1)
          AUV at End of Period           $10.48    $15.10     $21.96
          Number of Accumulation
          Units Outstanding
             at End of Period         5,599,657 6,476,226  4,730,311


     ING MFS MID CAP GROWTH

          AUV at Beginning of Period     $31.73    $42.16     $38.56 (1)
          AUV at End of Period           $16.01    $31.73     $42.16
          Number of Accumulation
          Units Outstanding
             at End of Period         3,084,372 3,144,090  1,992,588


     ING MFS RESEARCH

          AUV at Beginning of Period     $20.35    $26.30     $26.94 (1)
          AUV at End of Period           $15.07    $20.35     $26.30
          Number of Accumulation
          Units Outstanding
             at End of Period         2,475,752 2,427,133  1,500,906


     ING PIMCO CORE BOND

          AUV at Beginning of Period     $11.81    $11.70     $11.44 (1)
          AUV at End of Period           $12.65    $11.81     $11.70
          Number of Accumulation
          Units Outstanding
             at End of Period         4,516,490 1,400,922    381,139


     ING SALOMON BROTHERS ALL CAP

          AUV at Beginning of Period     $11.64    $11.59     $10.00 (1)
          AUV at End of Period            $8.54    $11.64     $11.59
          Number of Accumulation
          Units Outstanding
             at End of Period         4,205,151 3,977,598  1,200,520


     ING SALOMON BROTHERS INVESTORS

          AUV at Beginning of Period     $10.62    $11.26     $10.00 (1)
          AUV at End of Period            $8.06    $10.62     $11.26
          Number of Accumulation
          Units Outstanding
             at End of Period         1,674,081 1,224,296    313,828


     ING T. ROWE PRICE CAPITAL APPRECIATION

          AUV at Beginning of Period     $27.99    $25.84     $20.89 (1)
          AUV at End of Period           $27.72    $27.99     $25.84
          Number of Accumulation
          Units Outstanding
             at End of Period         4,380,117 2,279,908    507,008


     ING T. ROWE PRICE EQUITY INCOME

          AUV at Beginning of Period     $23.71    $23.74     $20.18 (1)
          AUV at End of Period           $20.28    $23.71     $23.74
          Number of Accumulation
          Units Outstanding
             at End of Period         2,137,260 1,599,946    470,889


     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.84
          Number of Accumulation
          Units Outstanding
             at End of Period           255,324


     ING VAN KAMPEN GROWTH & INCOME

          AUV at Beginning of Period     $21.53    $24.81     $25.53 (1)
          AUV at End of Period           $18.08    $21.53     $24.81
          Number of Accumulation
          Units Outstanding
             at End of Period         1,951,607 1,737,220  1,073,372


     ING VAN KAMPEN REAL ESTATE

          AUV at Beginning of Period     $28.18    $26.44     $20.64 (1)
          AUV at End of Period           $27.82    $28.18     $26.44
          Number of Accumulation
          Units Outstanding
             at End of Period           947,489   414,152    211,380


     ING VP BOND PORTFOLIO

          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period           $10.64
          Number of Accumulation
          Units Outstanding
             at End of Period           665,314


     ING VP GROWTH OPPORTUNITIES

          AUV at Beginning of Period      $7.79    $10.00 (4)
          AUV at End of Period            $5.26     $7.79
          Number of Accumulation
          Units Outstanding
             at End of Period           297,927    83,427


     ING VP MAGNACAP

          AUV at Beginning of Period      $9.35    $10.00 (4)
          AUV at End of Period            $7.10     $9.35
          Number of Accumulation
          Units Outstanding
             at End of Period           307,643    91,138


     ING VP SMALLCAP OPPORTUNITIES

          AUV at Beginning of Period      $8.33    $10.00 (4)
          AUV at End of Period            $4.62     $8.33
          Number of Accumulation
          Units Outstanding
             at End of Period         1,042,746   268,186


     ING VP WORLDWIDE GROWTH

          AUV at Beginning of Period      $7.02     $8.75     $10.00 (2)
          AUV at End of Period            $5.20     $7.02      $8.75
          Number of Accumulation
          Units Outstanding
             at End of Period           859,281   479,640    169,871


     PIMCO HIGH YIELD PORTFOLIO

          AUV at Beginning of Period     $10.08    $10.00     $10.16 (1)
          AUV at End of Period            $9.82    $10.08     $10.00
          Number of Accumulation
          Units Outstanding
             at End of Period         3,925,319 2,641,283    908,512


     PROFUND VP BULL

          AUV at Beginning of Period      $8.89    $10.00 (4)
          AUV at End of Period            $6.66     $8.89
          Number of Accumulation
          Units Outstanding
             at End of Period         1,271,888   267,236


     PROFUND VP SMALL CAP

          AUV at Beginning of Period      $9.43    $10.00 (4)
          AUV at End of Period            $7.21     $9.43
          Number of Accumulation
          Units Outstanding
             at End of Period         1,133,339   403,215


     FOOTNOTES

     (1)  Fund First Available during October 1993
     (2)  Fund First Available during January 1995
     (3)  Fund First Available during October 1995
     (4)  Fund First Available during January 1996
     (5)  Fund First Available during September 1996
     (6)  Fund First Available during February 1997
     (7)  Fund First Available during May 1998
     (8)  Fund First Available during October 2000
     (9)  Fund First Available during May 2001





                                          2002      2001       2000      1999       1998      1997       1996       1995

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

    FIDELITY VIP EQUITY--INCOME

         AUV at Beginning of Period       $9.58    $10.00 (12)
         AUV at End of Period             $7.82     $9.58
         Number of Accumulation
         Units Outstanding
            at End of Period            185,665


    ING AIM MID CAP GROWTH

         AUV at Beginning of Period      $14.57    $18.78     $21.78     $14.16    $14.26     $11.76     $10.01     $10.00 (1)
         AUV at End of Period             $9.80    $14.57     $18.78     $21.78    $14.16     $14.26     $11.76     $10.01
         Number of Accumulation
         Units Outstanding
            at End of Period          1,999,023 2,640,192  3,565,531  2,655,079 1,731,615  1,361,070    968,694    152,633


    ING ALLIANCE MID CAP GROWTH

         AUV at Beginning of Period      $14.51    $17.09     $20.94     $16.94    $15.36     $12.47     $10.00 (3)
         AUV at End of Period             $9.99    $14.51     $17.09     $20.94    $16.94     $15.36     $12.47
         Number of Accumulation
         Units Outstanding
            at End of Period          4,478,810 5,716,524  6,622,519  6,210,698 3,474,460  1,288,333    173,758


    ING DEVELOPING WORLD

         AUV at Beginning of Period       $7.04     $7.55     $11.58      $7.27    $10.00 (6)
         AUV at End of Period             $6.19     $7.04      $7.55     $11.58     $7.27
         Number of Accumulation
         Units Outstanding
            at End of Period          1,372,717 1,610,890    991,863    926,115    82,414


    ING EAGLE ASSET VALUE EQUITY

         AUV at Beginning of Period      $18.15    $19.29     $18.01     $18.20    $18.20     $14.53     $13.34     $12.40 (1)
         AUV at End of Period            $14.82    $18.15     $19.29     $18.01    $18.20     $18.20     $14.53     $13.34
         Number of Accumulation
         Units Outstanding
            at End of Period          2,133,007 2,428,124  2,589,777  2,709,066 2,736,311  1,793,172  1,052,064    179,453


    ING FMRSM DIVERSIFIED MID--CAP

         AUV at Beginning of Period       $9.08     $9.87     $10.00 (9)
         AUV at End of Period             $7.21     $9.08      $9.87
         Number of Accumulation
         Units Oustanding
            at End of Period            504,098   261,790    185,852


    ING JANUS GROWTH AND INCOME

         AUV at Beginning of Period       $8.86     $9.94     $10.00 (9)
         AUV at End of Period             $7.03     $8.86      $9.94
         Number of Accumulation
         Units Outstanding
            at End of Period            719,851   470,484     88,531


    ING JANUS SPECIAL EQUITY

         AUV at Beginning of Period       $8.31     $8.89     $10.00 (9)
         AUV at End of Period             $6.06     $8.31      $8.89
         Number of Accumulation
         Units Oustanding
            at End of Period            162,394   158,129     85,716


    ING JENNISON EQUITY
    OPPORTUNITIES

         AUV at Beginning of Period      $21.28    $24.85     $29.77     $24.26    $21.87     $17.22     $14.55     $14.16 (1)
         AUV at End of Period            $14.82    $21.28     $24.85     $29.77    $24.26     $21.87     $17.22     $14.55
         Number of Accumulation
         Units Outstanding
            at End of Period          2,915,036 3,688,603  4,174,489  3,839,680 2,787,732  1,772,316  1,106,359    326,610


    ING JP MORGAN FLEMING INTERNATIONAL ENHANCED
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.22
         Number of Accumulation
         Units Outstanding
            at End of Period             33,208


    ING JP MORGAN SMALLCAP
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $7.84
         Number of Accumulation
         Units Outstanding
            at End of Period             31,084


    ING MARSICO GROWTH

         AUV at Beginning of Period      $15.01    $21.86     $28.46     $16.22    $12.99     $11.40     $10.00 (4)
         AUV at End of Period            $10.41    $15.01     $21.86     $28.46    $16.22     $12.99     $11.40
         Number of Accumulation
         Units Outstanding
            at End of Period          8,151,064 11,192,04113,563,138 11,168,535 2,452,150    763,169


    ING MFS MID CAP GROWTH

         AUV at Beginning of Period      $31.50    $41.89     $39.34     $22.31    $18.45     $15.66     $13.19     $12.93 (3)
         AUV at End of Period            $15.88    $31.50     $41.89     $39.34    $22.31     $18.45     $15.66     $13.19
         Number of Accumulation
         Units Outstanding
            at End of Period          3,781,798 4,965,396  5,926,553  3,717,261 1,527,665    518,640     56,163


    ING MFS RESEARCH

         AUV at Beginning of Period      $20.21    $26.13     $27.80     $22.73    $18.77     $15.87     $13.07     $12.23 (4)
         AUV at End of Period            $14.95    $20.21     $26.13     $27.80    $22.73     $18.77     $15.87     $13.07
         Number of Accumulation
         Units Outstanding
            at End of Period          4,975,285 6,799,019  7,760,199  7,240,462 3,875,695    816,216


    ING PIMCO CORE BOND

         AUV at Beginning of Period      $11.73    $11.63     $11.70     $13.00    $11.81     $11.91     $11.53     $11.18 (6)
         AUV at End of Period            $12.55    $11.73     $11.63     $11.70    $13.00     $11.81     $11.91     $11.53
         Number of Accumulation
         Units Outstanding
            at End of Period          2,142,595   813,599    490,810    382,608   119,924        310


    ING SALOMON BROTHERS ALL CAP

         AUV at Beginning of Period      $11.62    $11.58     $10.00 (7)
         AUV at End of Period             $8.51    $11.62     $11.58
         Number of Accumulation
         Units Outstanding
            at End of Period          1,646,987 2,043,716  1,155,496


    ING SALOMON BROTHERS INVESTORS

         AUV at Beginning of Period      $10.60    $11.25     $10.00 (7)
         AUV at End of Period             $8.04    $10.60     $11.25
         Number of Accumulation
         Units Outstanding
            at End of Period            590,391   533,884    198,869


    ING T. ROWE PRICE CAPITAL APPRECIATION

         AUV at Beginning of Period      $27.67    $25.57     $21.29     $20.23    $19.40     $17.08     $14.91     $14.47 (1)
         AUV at End of Period            $27.37    $27.67     $25.57     $21.29    $20.23     $19.40     $17.08     $14.91
         Number of Accumulation
         Units Outstanding
            at End of Period          4,093,955 3,679,280  3,165,782  3,304,307 2,780,652  1,766,390    952,517    184,364


    ING T. ROWE PRICE EQUITY INCOME

         AUV at Beginning of Period      $23.43    $23.49     $21.12     $21.61    $20.28     $17.54     $16.38     $15.78 (1)
         AUV at End of Period            $20.03    $23.43     $23.49     $21.12    $21.61     $20.28     $17.54     $16.38
         Number of Accumulation
         Units Outstanding
            at End of Period          2,226,227 2,377,259  2,237,388  2,523,887 1,980,778  1,485,966  1,117,238    370,515


    ING VAN KAMPEN GLOBAL FRANCHISE
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.84
         Number of Accumulation
         Units Outstanding
            at End of Period            135,600


    ING VAN KAMPEN GROWTH & INCOME

         AUV at Beginning of Period      $21.38    $24.67     $25.59     $22.43    $19.96     $15.62     $13.15     $12.09 (1)
         AUV at End of Period            $17.94    $21.38     $24.67     $25.59    $22.43     $19.96     $15.62     $13.15
         Number of Accumulation
         Units Outstanding
            at End of Period          6,933,409 8,520,621  9,797,232 10,160,317 7,386,288  3,706,709  1,663,079    300,820


    ING VAN KAMPEN REAL ESTATE

         AUV at Beginning of Period      $27.85    $26.16     $20.28     $21.42    $25.14     $20.79     $15.61     $14.76 (1)
         AUV at End of Period            $27.47    $27.85     $26.16     $20.28    $21.42     $25.14     $20.79     $15.61
         Number of Accumulation
         Units Outstanding
            at End of Period            784,789   715,123    738,551    742,364   914,501    897,320    384,928     61,143


    ING VP BOND PORTFOLIO

         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period            $10.63
         Number of Accumulation
         Units Outstanding
            at End of Period            290,354


    ING VP GROWTH OPPORTUNITIES

         AUV at Beginning of Period       $7.78    $10.00 (10)
         AUV at End of Period             $5.25     $7.78
         Number of Accumulation
         Units Outstanding
            at End of Period            134,512    19,161


    ING VP MAGNACAP

         AUV at Beginning of Period       $9.34    $10.00 (10)
         AUV at End of Period             $7.08     $9.34
         Number of Accumulation
         Units Outstanding
            at End of Period             20,062     7,517


    ING VP SMALLCAP OPPORTUNITIES

         AUV at Beginning of Period       $8.32    $10.00 (10)
         AUV at End of Period             $4.61     $8.32
         Number of Accumulation
         Units Outstanding
            at End of Period            139,362    61,322


    ING VP WORLDWIDE GROWTH

         AUV at Beginning of Period       $7.01     $8.75     $10.00 (8)
         AUV at End of Period             $5.19     $7.01      $8.75
         Number of Accumulation
         Units Outstanding
            at End of Period            142,058   112,981     21,575


    PIMCO HIGH YIELD PORTFOLIO

         AUV at Beginning of Period      $10.04     $9.97     $10.21     $10.07    $10.00 (6)
         AUV at End of Period             $9.77    $10.04      $9.97     $10.21    $10.07
         Number of Accumulation
         Units Outstanding
            at End of Period          3,053,446 3,198,237  3,158,188  3,194,935 1,066,219


    PROFUND VP BULL

         AUV at Beginning of Period       $8.89    $10.00 (10)
         AUV at End of Period             $6.65     $8.89
         Number of Accumulation
         Units Outstanding
            at End of Period            194,395   256,467


    PROFUND VP SMALL CAP

         AUV at Beginning of Period       $9.42    $10.00 (10)
         AUV at End of Period             $7.19     $9.42
         Number of Accumulation
         Units Outstanding
            at End of Period            269,440    67,787


    FOOTNOTES

    (1)  Fund First Available during October 1995
    (2)  Fund First Available during January 1996
    (3)  Fund First Available during September 1996
    (4)  Fund First Available during February 1997
    (5)  Fund First Available during October 1997
    (6)  Fund First Available during May 1998
    (7)  Fund First Available during February 2000
    (8)  Fund First Available during May 2000
    (9)  Fund First Available during October 2000
    (10) Fund First Available during May 2001
    (11) Fund First Available during November 2001
    (12) Fund First Available during May 2002
    (13) Fund First Available during September 2002
    (14) Fund First Available during December 2002

                                          2002      2001       2000

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

     FIDELITY VIP EQUITY--INCOME

          AUV at Beginning of Period      $9.58    $10.00 (7)
          AUV at End of Period            $7.80     $9.58
          Number of Accumulation
          Units Outstanding
             at End of Period           177,883        --


     ING AIM MID CAP GROWTH

          AUV at Beginning of Period     $14.46    $18.65     $21.51 (1)
          AUV at End of Period            $9.71    $14.46     $18.65
          Number of Accumulation
          Units Outstanding
             at End of Period           335,993   414,298    185,121


     ING ALLIANCE MID CAP GROWTH

          AUV at Beginning of Period     $14.42    $17.00     $19.97 (1)
          AUV at End of Period            $9.92    $14.42     $17.00
          Number of Accumulation
          Units Outstanding
             at End of Period           481,010   388,823    181,294


     ING DEVELOPING WORLD

          AUV at Beginning of Period      $7.01     $7.52     $11.62 (1)
          AUV at End of Period            $6.16     $7.01      $7.52
          Number of Accumulation
          Units Outstanding
             at End of Period           249,735   203,417     52,533


     ING EAGLE ASSET VALUE EQUITY

          AUV at Beginning of Period     $17.99    $19.14     $17.30 (1)
          AUV at End of Period           $14.68    $17.99     $19.14
          Number of Accumulation
          Units Outstanding
             at End of Period           318,881   183,496     41,973


     ING FMRSM DIVERSIFIED MID--CAP

          AUV at Beginning of Period      $9.06     $9.87     $10.00 (3)
          AUV at End of Period            $7.19     $9.06      $9.87
          Number of Accumulation
          Units Outstanding
             at End of Period           877,092   390,858      9,164


     ING JANUS GROWTH AND INCOME

          AUV at Beginning of Period      $8.84     $9.94     $10.00 (3)
          AUV at End of Period            $7.01     $8.84      $9.94
          Number of Accumulation
          Units Outstanding
             at End of Period         1,160,152   480,294     19,469


     ING JANUS SPECIAL EQUITY

          AUV at Beginning of Period      $8.30     $8.88     $10.00 (3)
          AUV at End of Period            $6.04     $8.30      $8.88
          Number of Accumulation
          Units Outstanding
             at End of Period           246,924   151,551      9,174


     ING JENNISON EQUITY OPPORTUNITIES

          AUV at Beginning of Period     $21.05    $24.59     $28.98 (1)
          AUV at End of Period           $14.64    $21.05     $24.59
          Number of Accumulation
          Units Outstanding
             at End of Period           479,670   337,955    124,676


     ING JP MORGAN FLEMING INTERNATIONAL
     ENHANCED EAFE

          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.21
          Number of Accumulation
          Units Outstanding
             at End of Period            81,977


     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.83
          Number of Accumulation
          Units Outstanding
             at End of Period           114,380


     ING MARSICO GROWTH

          AUV at Beginning of Period     $14.92    $21.75     $28.89 (1)
          AUV at End of Period           $10.34    $14.92     $21.75
          Number of Accumulation
          Units Outstanding
             at End of Period         1,434,607 1,236,743    693,052


     ING MFS MID CAP GROWTH

          AUV at Beginning of Period     $31.27    $41.63     $38.15 (1)
          AUV at End of Period           $15.74    $31.27     $41.63
          Number of Accumulation
          Units Outstanding
             at End of Period           844,739   569,707    186,073


     ING MFS RESEARCH

          AUV at Beginning of Period     $20.06    $25.97     $26.65 (1)
          AUV at End of Period           $14.82    $20.06     $25.97
          Number of Accumulation
          Units Outstanding
             at End of Period           921,349   792,240    378,215


     ING PIMCO CORE BOND

          AUV at Beginning of Period     $11.64    $11.55     $11.32 (1)
          AUV at End of Period           $12.44    $11.64     $11.55
          Number of Accumulation
          Units Outstanding
             at End of Period         1,936,134   244,538     14,652


     ING SALOMON BROTHERS ALL CAP

          AUV at Beginning of Period     $11.59    $11.57     $10.00 (1)
          AUV at End of Period            $8.49    $11.59     $11.57
          Number of Accumulation
          Units Outstanding
             at End of Period         1,505,989   807,563     70,600


     ING SALOMON BROTHERS INVESTORS

          AUV at Beginning of Period     $10.58    $11.24     $10.00 (1)
          AUV at End of Period            $8.01    $10.58     $11.24
          Number of Accumulation
          Units Outstanding
             at End of Period         1,030,211   401,684     21,065


     ING T. ROWE PRICE CAPITAL APPRECIATION

          AUV at Beginning of Period     $27.27    $25.23     $20.42 (1)
          AUV at End of Period           $26.95    $27.27     $25.23
          Number of Accumulation
          Units Outstanding
             at End of Period         1,232,631   477,872     61,545


     ING T. ROWE PRICE EQUITY INCOME

          AUV at Beginning of Period     $23.10    $23.17     $19.74 (1)
          AUV at End of Period           $19.72    $23.10     $23.17
          Number of Accumulation
          Units Outstanding
             at End of Period           814,591   410,546     79,161


     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.83
          Number of Accumulation
          Units Outstanding
             at End of Period           136,897


     ING VAN KAMPEN GROWTH & INCOME

          AUV at Beginning of Period     $21.17    $24.45     $25.20 (1)
          AUV at End of Period           $17.75    $21.17     $24.45
          Number of Accumulation
          Units Outstanding
             at End of Period           835,108   752,796    428,500


     ING VAN KAMPEN REAL ESTATE

          AUV at Beginning of Period     $27.45    $25.81     $20.18 (1)
          AUV at End of Period           $27.05    $27.45     $25.81
          Number of Accumulation
          Units Outstanding
             at End of Period           242,782    77,777     12,612


     ING VP BOND PORTFOLIO

          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period           $10.63
          Number of Accumulation
          Units Outstanding
             at End of Period            88,275


     ING VP GROWTH OPPORTUNITIES

          AUV at Beginning of Period      $7.78    $10.00 (4)
          AUV at End of Period            $5.24     $7.78
          Number of Accumulation
          Units Outstanding
             at End of Period           157,971    50,783


     ING VP MAGNACAP

          AUV at Beginning of Period      $9.34    $10.00 (4)
          AUV at End of Period            $7.07     $9.34
          Number of Accumulation
          Units Outstanding
             at End of Period           153,013    28,170


     ING VP SMALLCAP OPPORTUNITIES

          AUV at Beginning of Period      $8.32    $10.00 (4)
          AUV at End of Period            $4.60     $8.32
          Number of Accumulation
          Units Outstanding
             at End of Period           563,709   111,946


     ING VP WORLDWIDE GROWTH

          AUV at Beginning of Period      $6.99     $8.74     $10.00 (2)
          AUV at End of Period            $5.17     $6.99      $8.74
          Number of Accumulation
          Units Outstanding
             at End of Period           322,466   158,546     39,547


     PIMCO HIGH YIELD PORTFOLIO

          AUV at Beginning of Period     $10.01     $9.94     $10.12 (1)
          AUV at End of Period            $9.73    $10.01      $9.94
          Number of Accumulation
          Units Outstanding
             at End of Period         1,388,957   581,041    111,021


     PROFUND VP BULL

          AUV at Beginning of Period      $8.88    $10.00 (4)
          AUV at End of Period            $6.64     $8.88
          Number of Accumulation
          Units Outstanding
             at End of Period           127,500    92,175


     PROFUND VP SMALL CAP

          AUV at Beginning of Period      $9.41    $10.00 (4)
          AUV at End of Period            $7.18     $9.41
          Number of Accumulation
          Units Outstanding
             at End of Period           236,886    18,943


     FOOTNOTES

     (1)  Fund First Available during February 2000
     (2)  Fund First Available during May 2000
     (3)  Fund First Available during October 2000
     (4)  Fund First Available during May 2001
     (5)  Fund First Available during November 2001
     (6)  Fund First Available during December 2001
     (7)  Fund First Available during May 2002
     (8)  Fund First Available during September 2002
     (9)  Fund First Available during December 2002

                                          2002      2001       2000      1999       1998       1997

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

     FIDELITY VIP EQUITY--INCOME
          AUV at Beginning of             $9.58 (9)
          Period
          AUV at End of Period            $7.80
          Number of Accumulation
          Units Outstanding
             at End of Period           338,456

     ING AIM MID CAP GROWTH

          AUV at Beginning of            $14.41     $18.60    $21.61     $14.07     $14.20     $14.04 (1)
          Period

          AUV at End of Period            $9.68     $14.41    $18.60     $21.61     $14.07     $14.20
          Number of Accumulation
          Units Outstanding
             at End of Period         2,578,304  3,613,809 4,283,690  3,050,566    827,478     49,579

     ING ALLIANCE MID CAP GROWTH

          AUV at Beginning of            $14.38     $16.96    $20.82     $16.87     $15.32     $15.92 (1)
          Period

          AUV at End of Period            $9.89     $14.38    $16.96     $20.82     $16.87     $15.32
          Number of Accumulation
          Units Outstanding
             at End of Period         6,139,531  7,379,706 8,274,067  7,450,250  2,741,016    253,937

     ING DEVELOPING WORLD

          AUV at Beginning of             $7.00      $7.51    $11.54      $7.26     $10.00 (2)
          Period

          AUV at End of Period            $6.14      $7.00     $7.51     $11.54      $7.26
          Number of Accumulation
          Units Outstanding
             at End of Period         1,283,289  1,380,292 1,788,602  1,344,877    111,872

     ING EAGLE ASSET VALUE EQUITY

          AUV at Beginning of            $17.92     $19.08    $17.84     $18.06     $18.09     $18.67 (1)
          Period

          AUV at End of Period           $14.61     $17.92    $19.08     $17.84     $18.06     $18.09
          Number of Accumulation
          Units Outstanding
             at End of Period         2,165,514  2,414,646 2,230,349  1,956,244  1,201,314    118,902

     ING FMRSM DIVERSIFIED MID--CAP

          AUV at Beginning of             $9.06      $9.87    $10.00 (6)
          Period

          AUV at End of Period            $7.18      $9.06     $9.87
          Number of Accumulation
          Units Outstanding
             at End of Period         1,210,500    722,319   285,263

     ING JANUS GROWTH AND INCOME

          AUV at Beginning of             $8.84      $9.94    $10.00 (6)
          Period

          AUV at End of Period            $7.00      $8.84     $9.94
          Number of Accumulation
          Units Outstanding
             at End of Period         1,909,356  1,431,165   283,250

     ING JANUS SPECIAL EQUITY

          AUV at Beginning of             $8.29      $8.88    $10.00 (6)
          Period

          AUV at End of Period            $6.04      $8.29     $8.88
          Number of Accumulation
          Units Outstanding
             at End of Period           327,689    389,304   131,190

     ING JENNISON EQUITY OPPORTUNITIES

          AUV at Beginning of            $20.94     $24.48    $29.38     $23.98     $21.65     $21.57 (1)
          Period

          AUV at End of Period           $14.56     $20.94    $24.48     $29.38     $23.98     $21.65
          Number of Accumulation
          Units Outstanding
             at End of Period         3,453,225  4,160,509 4,496,266  3,574,165  1,023,965     69,625

     ING JP MORGAN FLEMING INTERNATIONAL
     ENHANCED

          AUV at Beginning of            $10.00 (9)
          Period

          AUV at End of Period            $8.21
          Number of Accumulation
          Units Outstanding
             at End of Period            52,606

     ING JP MORGAN SMALLCAP
          AUV at Beginning of            $10.00 (9)
          Period
          AUV at End of Period            $7.83
          Number of Accumulation
          Units Outstanding
             at End of Period           166,809

     ING MARSICO GROWTH

          AUV at Beginning of            $14.88     $21.70    $28.29     $16.16     $12.96     $15.10 (1)
          Period

          AUV at End of Period           $10.30     $14.88    $21.70     $28.29     $16.16     $12.96
          Number of Accumulation
          Units Outstanding
             at End of Period        11,094,010 15,394,399 18,166,96415,200,893  2,354,359    238,200

     ING MFS MID CAP GROWTH

          AUV at Beginning of            $31.15     $41.50    $39.02     $22.17     $18.36     $18.79 (1)
          Period

          AUV at End of Period           $15.68     $31.15    $41.50     $39.02     $22.17     $18.36
          Number of Accumulation
          Units Outstanding
             at End of Period         4,651,811  5,852,720 6,423,422  4,433,020  1,235,725     48,347

     ING MFS RESEARCH

          AUV at Beginning of            $19.98     $25.89    $27.58     $22.59     $18.67     $19.15 (1)
          Period

          AUV at End of Period           $14.76     $19.98    $25.89     $27.58     $22.59     $18.67
          Number of Accumulation
          Units Outstanding
             at End of Period         6,171,512  7,706,339 8,763,560  8,143,208  3,674,201    162,677

     ING PIMCO CORE BOND

           AUV at Beginning of           $11.60     $11.52    $11.60     $12.92     $11.75     $11.87 (1)
          Period

          AUV at End of Period           $12.39     $11.60    $11.52     $11.60     $12.92     $11.75
           Number of Accumulation
          Units Outstanding
             at End of Period         4,423,425  1,576,247   774,738    619,047    194,008      6,455

     ING SALOMON BROTHERS ALL CAP

          AUV at Beginning of            $11.58     $11.56    $10.00 (4)
          Period

          AUV at End of Period            $8.47     $11.58    $11.56
          Number of Accumulation
          Units Outstanding
             at End of Period         3,652,428  3,995,359 1,620,720

     ING SALOMON BROTHERS INVESTORS

          AUV at Beginning of            $10.57     $11.23    $10.00 (4)
          Period

          AUV at End of Period            $8.00     $10.57    $11.23
          Number of Accumulation
          Units Outstanding
             at End of Period         1,371,277  1,410,056   234,838

     ING T. ROWE PRICE CAPITAL APPRECIATION

          AUV at Beginning of            $27.09     $25.07    $20.91     $19.90     $19.11     $18.96 (1)
          Period

          AUV at End of Period           $26.76     $27.09    $25.07     $20.91     $19.90     $19.11
          Number of Accumulation
          Units Outstanding
             at End of Period         5,386,259  4,693,130 3,237,449  3,118,319  1,727,706    108,930

     ING T. ROWE PRICE EQUITY
     INCOME

          AUV at Beginning of            $22.94     $23.03    $20.74     $21.26     $19.97     $19.99 (1)
          Period

          AUV at End of Period           $19.58     $22.94    $23.03     $20.74     $21.26     $19.97
          Number of Accumulation
          Units Outstanding
             at End of Period         3,360,157  3,203,914 2,552,793  2,294,951    744,367     35,954

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of            $10.00 (9)
          Period
          AUV at End of Period            $8.83
          Number of Accumulation
          Units Outstanding
             at End of Period           222,557

     ING VAN KAMPEN GROWTH & INCOME

          AUV at Beginning of            $21.08     $24.36    $25.31     $22.22     $19.81     $19.05 (1)
          Period
          AUV at End of Period           $17.67     $21.08    $24.36     $25.31     $22.22     $19.81
          Number of Accumulation
          Units Outstanding
             at End of Period         7,350,028  8,865,678 9,922,551  9,473,482  4,305,084    179,402

     ING VAN KAMPEN REAL ESTATE

          AUV at Beginning of            $27.27     $25.65    $19.92     $21.07     $24.76     $24.56 (1)
          Period

          AUV at End of Period           $26.86     $27.27    $25.65     $19.92     $21.07     $24.76
          Number of Accumulation
          Units Outstanding
             at End of Period           977,817    801,893   826,871    554,454    426,516     45,472

     ING VP BOND PORTFOLIO

          AUV at Beginning of            $10.00 (9)
          Period

          AUV at End of Period           $10.62
          Number of Accumulation
          Units Outstanding
             at End of Period           707,083

     ING VP GROWTH OPP.

          AUV at Beginning of             $7.78     $10.00 (7)
          Period

          AUV at End of Period            $5.23      $7.78
          Number of Accumulation
          Units Outstanding
             at End of Period           151,543     51,380

     ING VP MAGNACAP

          AUV at Beginning of             $9.33     $10.00 (7)
          Period

          AUV at End of Period            $7.07      $9.33
          Number of Accumulation
          Units Outstanding
             at End of Period           125,575     76,114

     ING VP SMALLCAP OPPORTUNITIES

          AUV at Beginning of             $8.31     $10.00 (7)
          Period

          AUV at End of Period            $4.60      $8.31
          Number of Accumulation
          Units Outstanding
             at End of Period           483,573    188,338

     ING VP WORLDWIDE GROWTH

          AUV at Beginning of             $6.99      $8.74    $10.00 (5)
          Period

          AUV at End of Period            $5.16      $6.99     $8.74
          Number of Accumulation
          Units Outstanding
             at End of Period           361,647    247,751    28,853

     PIMCO HIGH YIELD PORTFOLIO

          AUV at Beginning of             $9.99      $9.93    $10.19     $10.06     $10.00 (3)
          Period

          AUV at End of Period            $9.70      $9.99     $9.93     $10.19     $10.06
          Number of Accumulation
          Units Outstanding
             at End of Period         5,428,136  5,191,930 4,861,886  5,486,600  1,558,466

     PROFUND VP BULL

          AUV at Beginning of             $8.88     $10.00 (7)
          Period

          AUV at End of Period            $6.63      $8.88
          Number of Accumulation
          Units Outstanding
             at End of Period           342,070    353,534

     PROFUND VP SMALL CAP

          AUV at Beginning of             $9.41     $10.00 (7)
          Period

          AUV at End of Period            $7.17      $9.41
          Number of Accumulation
          Units Outstanding
             at End of Period         499,606.0  128,298.0

     (1)  Fund First Available during October 1997
     (2)  Fund First Available during February 1998
     (3)  Fund First Available during May 1998
     (4)  Fund First Available during February 2000
     (5)  Fund First Available during May 2000
     (6)  Fund First Available during October 2000
     (7)  Fund First Available during May 2001
     (8)  Fund First Available during November 2001
     (9)  Fund First Available during May 2002
     (10) Fund First Available during September 2002
     (11) Fund First Available during December 2002

                                          2002      2001      2000

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

     FIDELITY VIP EQUITY--INCOME

          AUV at Beginning of Period      $9.57    $10.00 (7)
          AUV at End of Period            $7.79     $9.57
          Number of Accumulation
          Units Outstanding
             at End of Period           139,297


     ING AIM MID CAP GROWTH

          AUV at Beginning of Period     $14.37    $18.55     $21.42 (1)
          AUV at End of Period            $9.64    $14.37     $18.55
          Number of Accumulation
          Units Outstanding
             at End of Period           398,841   327,852    149,363


     ING ALLIANCE MID CAP GROWTH

          AUV at Beginning of Period     $14.34    $16.92     $19.90 (1)
          AUV at End of Period            $9.86    $14.34     $16.92
          Number of Accumulation
          Units Outstanding
             at End of Period           616,586   395,575    116,196


     ING DEVELOPING WORLD

          AUV at Beginning of Period      $6.98     $7.50     $11.60 (1)
          AUV at End of Period            $6.13     $6.98      $7.50
          Number of Accumulation
          Units Outstanding
             at End of Period           256,921   138,408     35,033


     ING EAGLE ASSET VALUE EQUITY

          AUV at Beginning of Period     $17.87    $19.03     $17.21 (1)
          AUV at End of Period           $14.56    $17.87     $19.03
          Number of Accumulation
          Units Outstanding
             at End of Period           307,027   174,298     10,293


     ING FMRSM DIVERSIFIED MID--CAP

          AUV at Beginning of Period      $9.05     $9.87     $10.00 (3)
          AUV at End of Period            $7.17     $9.05      $9.87
          Number of Accumulation
          Units Outstanding
             at End of Period           839,244   335,910     10,627


     ING JANUS GROWTH AND INCOME

          AUV at Beginning of Period      $8.83     $9.94     $10.00 (3)
          AUV at End of Period            $6.99     $8.83      $9.94
          Number of Accumulation
          Units Outstanding
             at End of Period         1,307,256   638,396     21,427


     ING JANUS SPECIAL EQUITY

          AUV at Beginning of Period      $8.29     $8.88     $10.00 (3)
          AUV at End of Period            $6.03     $8.29      $8.88
          Number of Accumulation
          Units Outstanding
             at End of Period           292,322   197,279      5,866


     ING JENNISON EQUITY OPPORTUNITIES

          AUV at Beginning of Period     $20.84    $24.38     $28.75 (1)
          AUV at End of Period           $14.48    $20.84     $24.38
          Number of Accumulation
          Units Outstanding
             at End of Period           577,201   446,323    109,154


     ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.21
          Number of Accumulation
          Units Outstanding
             at End of Period             9,890


     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.83
          Number of Accumulation
          Units Outstanding
             at End of Period            72,176


     ING MARSICO GROWTH

          AUV at Beginning of Period     $14.84    $21.65     $28.78 (1)
          AUV at End of Period           $10.27    $14.84     $21.65
          Number of Accumulation
          Units Outstanding
             at End of Period         1,379,115 1,104,093    437,723


     ING MFS MID CAP GROWTH

          AUV at Beginning of Period     $31.04    $41.37     $37.94 (1)
          AUV at End of Period           $15.61    $31.04     $41.37
          Number of Accumulation
          Units Outstanding
             at End of Period           911,395   577,692    162,554


     ING MFS RESEARCH

          AUV at Beginning of Period     $19.91    $25.81     $26.51 (1)
          AUV at End of Period           $14.70    $19.91     $25.81
          Number of Accumulation
          Units Outstanding
             at End of Period           792,215   588,415    160,258


     ING PIMCO CORE BOND

          AUV at Beginning of Period     $11.56    $11.48     $11.26 (1)
          AUV at End of Period           $12.34    $11.56     $11.48
          Number of Accumulation
          Units Outstanding
             at End of Period         1,446,426   328,948     16,895


     ING SALOMON BROTHERS ALL CAP

          AUV at Beginning of Period     $11.57    $11.56     $10.00 (1)
          AUV at End of Period            $8.46    $11.57     $11.56
          Number of Accumulation
          Units Outstanding
             at End of Period         1,438,659   902,603     98,842


     ING SALOMON BROTHERS INVESTORS

          AUV at Beginning of Period     $10.56    $11.23     $10.00 (1)
          AUV at End of Period            $7.99    $10.56     $11.23
          Number of Accumulation
          Units Outstanding
             at End of Period           534,293   384,799     11,867


     ING T. ROWE PRICE CAPITAL APPRECIATION

          AUV at Beginning of Period     $26.91    $24.92     $20.20 (1)
          AUV at End of Period           $26.57    $26.91     $24.92
          Number of Accumulation
          Units Outstanding
             at End of Period         1,345,841   531,690     15,600


     ING T. ROWE PRICE EQUITY INCOME

          AUV at Beginning of Period     $22.79    $22.89     $19.52 (1)
          AUV at End of Period           $19.44    $22.79     $22.89
          Number of Accumulation
          Units Outstanding
             at End of Period           773,224   387,753     30,890


     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.83
          Number of Accumulation
          Units Outstanding
             at End of Period            53,323


     ING VAN KAMPEN GROWTH & INCOME

          AUV at Beginning of Period     $20.99    $24.27     $25.04 (1)
          AUV at End of Period           $17.58    $20.99     $24.27
          Number of Accumulation
          Units Outstanding
             at End of Period           616,373   485,828    119,426


     ING VAN KAMPEN REAL ESTATE

          AUV at Beginning of Period     $27.09    $25.50     $19.96 (1)
          AUV at End of Period           $26.67    $27.09     $25.50
          Number of Accumulation
          Units Outstanding
             at End of Period           271,009   101,334     25,056


     ING VP BOND PORTFOLIO

          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period           $10.62
          Number of Accumulation
          Units Outstanding
             at End of Period           218,867


     ING VP GROWTH OPPORTUNITIES

          AUV at Beginning of Period      $7.77    $10.00 (4)
          AUV at End of Period            $5.23     $7.77
          Number of Accumulation
          Units Outstanding
             at End of Period           149,495    27,449


     ING VP MAGNACAP

          AUV at Beginning of Period      $9.33    $10.00 (4)
          AUV at End of Period            $7.06     $9.33
          Number of Accumulation
          Units Outstanding
             at End of Period           102,496    24,770


     ING VP SMALLCAP OPPORTUNITIES

          AUV at Beginning of Period      $8.31    $10.00 (4)
          AUV at End of Period            $4.59     $8.31
          Number of Accumulation
          Units Outstanding
             at End of Period           454,391    79,268


     ING VP WORLDWIDE GROWTH

          AUV at Beginning of Period      $6.98     $8.73     $10.00 (2)
          AUV at End of Period            $5.16     $6.98      $8.73
          Number of Accumulation
          Units Outstanding
             at End of Period           349,870   169,312      7,369


     PIMCO HIGH YIELD PORTFOLIO

          AUV at Beginning of Period      $9.97     $9.92     $10.10 (1)
          AUV at End of Period            $9.68     $9.97      $9.92
          Number of Accumulation
          Units Outstanding
             at End of Period         1,004,330   489,627     64,046


     PROFUND VP BULL

          AUV at Beginning of Period      $8.87    $10.00 (4)
          AUV at End of Period            $6.63     $8.87
          Number of Accumulation
          Units Outstanding
             at End of Period           185,752    27,580


     PROFUND VP SMALL CAP

          AUV at Beginning of Period      $9.41    $10.00 (4)
          AUV at End of Period            $7.17     $9.41
          Number of Accumulation
          Units Outstanding
             at End of Period           182,536    19,151


     FOOTNOTES

     (1)  Fund First Available during February 2000
     (2)  Fund First Available during May 2000
     (3)  Fund First Available during October 2000
     (4)  Fund First Available during May 2001
     (5)  Fund First Available during November 2001
     (6)  Fund First Available during December 2001
     (7)  Fund First Available during May 2002
     (8)  Fund First Available during September 2002
     (9)  Fund First Available during December 2002

                                          2002      2001

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

     FIDELITY VIP EQUITY--INCOME
         AUV at Beginning of Period       $9.57 (4)
         AUV at End of Period             $7.78
         Number of Accumulation
         Units Outstanding
            at End of Period             70,754


     ING AIM MID CAP GROWTH

         AUV at Beginning of Period      $14.28     $17.13 (1)
         AUV at End of Period             $9.57     $14.28
         Number of Accumulation
         Units Outstanding
            at End of Period          179,598.0  107,256.0


     ING ALLIANCE MID CAP GROWTH

         AUV at Beginning of Period      $14.26     $16.11 (1)
         AUV at End of Period             $9.79     $14.26
         Number of Accumulation
         Units Outstanding
            at End of Period            249,303    115,783


     ING DEVELOPING WORLD

         AUV at Beginning of Period       $6.96      $7.40 (1)
         AUV at End of Period             $6.10      $6.96
         Number of Accumulation
         Units Outstanding
            at End of Period             89,889     27,104


     ING EAGLE ASSET VALUE EQUITY

         AUV at Beginning of Period      $17.74     $18.61 (1)
         AUV at End of Period            $14.44     $17.74
         Number of Accumulation
         Units Outstanding
            at End of Period            160,512   69,963.0


     ING FMRSM DIVERSIFIED MID--CAP

         AUV at Beginning of Period       $9.04      $9.45 (1)
         AUV at End of Period             $7.16      $9.04
         Number of Accumulation
         Units Outstanding
            at End of Period            532,775    233,654


     ING JANUS GROWTH AND INCOME

         AUV at Beginning of Period       $8.82      $9.62 (1)
         AUV at End of Period             $6.98      $8.82
         Number of Accumulation
         Units Outstanding
            at End of Period            803,023    297,442


     ING JANUS SPECIAL EQUITY

         AUV at Beginning of Period       $8.28      $8.73 (1)
         AUV at End of Period             $6.01      $8.28
         Number of Accumulation
         Units Outstanding
            at End of Period            170,016    116,186


     ING JENNISON EQUITY OPPORTUNITIES

         AUV at Beginning of Period      $20.64     $23.37 (1)
         AUV at End of Period            $14.33     $20.64
         Number of Accumulation
         Units Outstanding
            at End of Period            263,933    138,979


     ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE
         AUV at Beginning of Period      $10.00 (5)
         AUV at End of Period             $8.20
         Number of Accumulation
         Units Outstanding
            at End of Period             12,519


     ING JP MORGAN SMALLCAP
         AUV at Beginning of Period      $10.00 (5)
         AUV at End of Period             $7.82
         Number of Accumulation
         Units Outstanding
            at End of Period             54,218


     ING MARSICO GROWTH

         AUV at Beginning of Period      $14.75     $20.06 (1)
         AUV at End of Period            $10.20     $14.75
         Number of Accumulation
         Units Outstanding
            at End of Period            464,261    332,353


     ING MFS MID CAP GROWTH

         AUV at Beginning of Period      $30.81     $38.92 (1)
         AUV at End of Period            $15.48     $30.81
         Number of Accumulation
         Units Outstanding
            at End of Period            511,368    217,014


     ING MFS RESEARCH

         AUV at Beginning of Period      $19.77     $24.45 (1)
         AUV at End of Period            $14.58     $19.77
         Number of Accumulation
         Units Outstanding
            at End of Period            377,645    167,033


     ING PIMCO CORE BOND

         AUV at Beginning of Period      $11.47     $11.56 (1)
         AUV at End of Period            $12.24     $11.47
         Number of Accumulation
         Units Outstanding
            at End of Period          1,325,734    153,359


     ING SALOMON BROTHERS ALL CAP

         AUV at Beginning of Period      $11.55     $11.41 (1)
         AUV at End of Period             $8.44     $11.55
         Number of Accumulation
         Units Outstanding
            at End of Period            915,050    471,202


     ING SALOMON BROTHERS INVESTORS

         AUV at Beginning of Period      $10.54     $11.09 (1)
         AUV at End of Period             $7.96     $10.54
         Number of Accumulation
         Units Outstanding
            at End of Period            336,121    221,246


     ING T. ROWE PRICE CAP. APPRECIATION

         AUV at Beginning of Period      $26.56     $24.57 (1)
         AUV at End of Period            $26.20     $26.56
         Number of Accumulation
         Units Outstanding
            at End of Period          1,256,046    329,416


     ING T. ROWE PRICE EQUITY INCOME

         AUV at Beginning of Period      $22.50     $22.48 (1)
         AUV at End of Period            $19.17     $22.50
         Number of Accumulation
         Units Outstanding
            at End of Period            479,848    191,974


     ING VAN KAMPEN GLOBAL FRANCHISE
         AUV at Beginning of Period      $10.00 (5)
         AUV at End of Period             $8.82
         Number of Accumulation
         Units Outstanding
            at End of Period            130,192


     ING VAN KAMPEN GROWTH & INCOME

         AUV at Beginning of Period      $20.82     $23.65 (1)
         AUV at End of Period            $17.42     $20.82
         Number of Accumulation
         Units Outstanding
            at End of Period            274,359    118,228


     ING VAN KAMPEN REAL ESTATE

         AUV at Beginning of Period      $26.74     $24.97 (1)
         AUV at End of Period            $26.29     $26.74
         Number of Accumulation
         Units Outstanding
            at End of Period            222,333     81,300


     ING VP BOND PORTFOLIO

         AUV at Beginning of Period      $10.00 (5)
         AUV at End of Period            $10.61
         Number of Accumulation
         Units Outstanding
            at End of Period            564,471


     ING VP GROWTH OPPORTUNITIES

         AUV at Beginning of Period       $7.77     $10.00 (2)
         AUV at End of Period             $5.22      $7.77
         Number of Accumulation
         Units Outstanding
            at End of Period            109,759     52,668


     ING VP MAGNACAP

         AUV at Beginning of Period       $9.33     $10.00 (2)
         AUV at End of Period             $7.05      $9.33
         Number of Accumulation
         Units Outstanding
            at End of Period            108,902     19,437


     ING VP SMALLCAP OPPORTUNITIES

         AUV at Beginning of Period       $8.31     $10.00 (2)
         AUV at End of Period             $4.59      $8.31
         Number of Accumulation
         Units Outstanding
            at End of Period            374,677    141,397


     ING VP WORLDWIDE GROWTH

         AUV at Beginning of Period       $6.97      $8.62 (1)
         AUV at End of Period             $5.14      $6.97
         Number of Accumulation
         Units Outstanding
            at End of Period            382,518     75,723


     PIMCO HIGH YIELD PORTFOLIO

         AUV at Beginning of Period       $9.93      $9.91 (1)
         AUV at End of Period             $9.63      $9.93
         Number of Accumulation
         Units Outstanding
            at End of Period            624,872    217,554


     PROFUND VP BULL

         AUV at Beginning of Period       $8.87     $10.00 (2)
         AUV at End of Period             $6.62      $8.87
         Number of Accumulation
         Units Outstanding
            at End of Period            114,753     15,636


     PROFUND VP SMALL CAP

         AUV at Beginning of Period       $9.40     $10.00 (2)
         AUV at End of Period             $7.16      $9.40
         Number of Accumulation
         Units Outstanding
            at End of Period            114,433     21,722


     FOOTNOTES

     (1) Fund First Available during February 2001
     (2) Fund First Available during May 2001
     (3) Fund First Available during November 2001
     (4) Fund First Available during December 2001
     (5) Fund First Available during May 2002
     (6) Fund First Available during September 2002
     (7) Fund First Available during December 2002

--------------------------------------------------------------------------------
 APPENDIX  B
--------------------------------------------------------------------------------


                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
----------------------------------------------------------------- ------------------------------------------------------------
ING AIM MID-CAP GROWTH PORTFOLIO (Class S)                        Seeks capital appreciation. The Portfolio seeks to meet
    INVESTMENT ADVISER:  Directed Services, Inc.                  its objective by investing, normally, at least 80% of its
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.         assets in equity securities of mid-capitalization
                                                                  companies.
----------------------------------------------------------------- ------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO                             Seeks long-term total return. The Portfolio invests
    (Class S)                                                     primarily in common stocks of middle capitalization
    INVESTMENT ADVISER: Directed Services, Inc.                   companies.  The Portfolio normally invests substantially
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      all of its assets in high-quality common stocks that
                                                                  Alliance expects to increase in value.
----------------------------------------------------------------- ------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO (Class S)                          Seeks capital appreciation. The Portfolio invests
    INVESTMENT ADVISER:  Directed Services, Inc.                  primarily in the equity securities of companies in
    INVESTMENT SUBADVISER: Baring International Investment        "emerging market countries."  The Portfolio normally
    Limited                                                       invests in at least six emerging market countries with no
                                                                  more than 35% of its assets in any one country, measured
                                                                  at the time of investment.
----------------------------------------------------------------- ------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO                            Seeks capital appreciation. Dividend income is a secondary
    (Class S)                                                     objective. The Portfolio normally invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                  its assets in equity securities of domestic and foreign
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           issuers that meet quantitative standards relating to
                                                                  financial soundness and high intrinsic value relative to
                                                                  price.
----------------------------------------------------------------- ------------------------------------------------------------
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO                           Seeks long-term growth of capital. The Portfolio Manager
    (Class S)                                                     normally invests the Portfolio's assets primarily in
    INVESTMENT ADVISER:  Directed Services, Inc.                  common stocks. The Portfolio Manager normally invests at
    INVESTMENT SUBADVISER: Fidelity Management & Research         least 80% of the Portfolio's assets in securities of
    Co.                                                           companies with medium market capitalizations.
----------------------------------------------------------------- ------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO                             Seeks long-term capital growth and current income. The
    (Class S)                                                     Portfolio normally emphasizes investments in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks.  It will normally invest up to 75% of its assets
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          in equity securities selected primarily for their growth
                                                                  potential, and at least 25% of its assets in securities the
                                                                  Portfolio Manager believes have income potential. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.
----------------------------------------------------------------- ------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO (Class S)                      A nondiversified Portfolio that seeks capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation. The Portfolio invests, under normal
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          circumstances, at least 80% of its net assets (plus
                                                                  borrowings for investment purposes) in equity securities with the potential for long-term growth of capital.
----------------------------------------------------------------- ------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                       Seeks long-term capital growth. The Portfolio normally
    (Class S)                                                     invests at least 80% of its net assets (plus any
    INVESTMENT ADVISER:  Directed Services, Inc.                  borrowings for investment purposes) in attractively valued
    INVESTMENT SUBADVISER: Jennison Associates, LLC               equity securities of companies with current or emerging
                                                                  earnings growth the Portfolio Manager believes to be not
                                                                  fully appreciated or recognized by the market.
----------------------------------------------------------------- ------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO (Class S)                 A nondiversified Portfolio that seeks capital growth over
    INVESTMENT ADVISER:  Directed Services, Inc.                  the long term. Under normal market conditions, the
    INVESTMENT SUBADVISER: J.P. Morgan Investment                 Portfolio invests at least 80% of its total assets in
    Management, Inc.                                              equity securities of small-cap companies.
----------------------------------------------------------------- ------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       A nondiversified Portfolio that seeks total return from
    INVESTMENT ADVISER:  Directed Services, Inc.                  long-term capital growth and income. Under normal
    INVESTMENT SUBADVISER: Julius Baer Investment                 conditions, the Portfolio will invest at least 80% of its
    Management, Inc.                                              total assets in a broad portfolio of equity securities of
                                                                  established foreign companies of various sizes, including foreign subsidiaries of U.S. companies, based in countries that are represented in the Morgan Stanley Capital International, Europe,
                                                                  Australia and Far East Index (the "EAFE Index").
----------------------------------------------------------------- ------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. The Portfolio invests
    INVESTMENT ADVISER:  Directed Services, Inc.                  primarily in equity securities selected for their growth
    INVESTMENT SUBADVISER: Marsico Capital  Management, LLC       potential. The Portfolio may invest in companies of any
                                                                  size, from larger, well-established companies to smaller,
                                                                  emerging growth companies.
----------------------------------------------------------------- ------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO (Class S)                        A nondiversified Portfolio that seeks long-term growth of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital. The Portfolio normally invests at least 80% of
    INVESTMENT SUBADVISER: Massachusetts Financial                its net assets in common stocks and related securities
       Services                                                   Company (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market
                                                                  capitalizations (or "mid-cap companies") which the Portfolio
                                                                  Manager believes have above-average growth potential.
----------------------------------------------------------------- ------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Class S)                              Seeks long-term growth of capital and future income. The
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio normally invests at least 80% of its net assets
    INVESTMENT SUBADVISER: Massachusetts Financial                in common stocks and related securities (such as preferred
       Services Company                                           stocks, convertible securities and depositary receipts).
                                                                  The Portfolio focuses on companies that the Portfolio
                                                                  Manager believes have favorable prospects for long-term
                                                                  growth, attractive valuations based on current and
                                                                  expected earnings or cash flow, dominant or growing market share and superior management.
----------------------------------------------------------------- ------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation
    INVESTMENT ADVISER:  Directed Services, Inc.                  of capital and prudent investment management. The
    INVESTMENT SUBADVISER: Pacific Investment                     Portfolio is diversified and seeks to achieve its
       Management                                                 Company, LLC investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.
----------------------------------------------------------------- ------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO                            A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                     through investment in securities which the Subadviser
    INVESTMENT ADVISER:  Directed Services, Inc.                  believes have above-average capital appreciation
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      potential. The Portfolio invests primarily in common
    Inc.                                                          stocks and common stock equivalents, such as preferred
                                                                  stocks and securities convertible into common stocks, of
                                                                  companies the Portfolio Manager believes are undervalued in the marketplace.
----------------------------------------------------------------- ------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO                          Seeks long-term growth of capital. Secondarily seeks
    (Class S)                                                     current income. The Portfolio invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities of U.S. companies.  The Portfolio may also
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      invest in other equity securities.  To a lesser degree,
    Inc.                                                          the Portfolio invests in income producing securities such
                                                                  as debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (Class S)        Seeks, over the long-term, a high total investment return,
    INVESTMENT ADVISER:  Directed Services, Inc.                  consistent with the preservation of capital and prudent
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         investment risk. The Portfolio pursues an active asset
                                                                  allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments.
----------------------------------------------------------------- ------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. The Portfolio normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in common stocks, with 65% in the common
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         stocks of well-established companies paying above-average
                                                                  dividends.  The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks.
----------------------------------------------------------------- ------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                         A nondiversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. The Portfolio Manager seeks long-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital appreciation by investing primarily in equity
    INVESTMENT SUBADVISER: Van Kampen                             securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest of in the
                                                                  securities of companies of any size.
----------------------------------------------------------------- ------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO  (Class S)             Seeks long-term growth of capital and income. Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  market conditions, the Portfolio Manager seeks to achieve
    INVESTMENT SUBADVISER: Van Kampen                             the Portfolio's investment objective by investing
                                                                  primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities;
                                                                  although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by
                                                                  Standard & Poor's ("S&P") or by Moody's Investors Service, Inc.
                                                                  ("Moody's").
----------------------------------------------------------------- ------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO                              A nondiversified Portfolio that seeks capital
    (Class S)                                                     appreciation. Secondarily seeks current income. The
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio invests at least 80% of its assets in equity
    INVESTMENT SUBADVISER: Van Kampen                             securities of companies in the U.S. real estate industry
                                                                  that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").
----------------------------------------------------------------- ------------------------------------------------------------
ING PARTNERS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (Service Class)      Seeks long-term growth of capital.  Invests primarily (at
    INVESTMENT ADVISER: ING Life Insurance and Annuity            least 65% of total assets) in the equity securities of
    Company                                                       foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset              growth potential.  Will normally invest in securities of
    Management, (London) Ltd.                                     at least three different countries other than the U.S. and will invest in both developed and developing markets.
----------------------------------------------------------------- ------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity            common stocks and related securities, such as preferred
    Company                                                       stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER: Salomon Brothers Asset                 emerging growth companies.
    Management, Inc.
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
----------------------------------------------------------------- ------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO                                 Seeks long-term capital appreciation. A nondiversified
    INVESTMENT ADVISER:  ING Investments, LLC                     Portfolio that under normal conditions, invests at least
                                                                  65% of net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. Generally invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities.
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)                                   Seeks to maximize total return as is consistent with
    INVESTMENT ADVISER:  ING Investments, LLC                     reasonable risk, through investment in a diversified
    INVESTMENT SUBADVISER:  Aeltus Investment                     portfolio consisting of debt securities. Under normal
       Management, Inc.                                           market conditions, invests at least 80% of net assets in
                                                                  high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may invest up to 15% of
                                                                  total assets in high-yield instruments and up to 25% of
                                                                  total assets in foreign debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Index (S&P 500), while
    INVESTMENT ADVISER:  ING Investments, LLC                     maintaining a market level of risk. Invests at least 80%
    INVESTMENT SUBADVISER:  Aeltus Investment                     of net assets in stocks included in the S&P 500. The
       Management, Inc.                                           subadviser's objective is to overweight those stocks in the S&P
                                                                  500 that they believe will outperform the index and underweight or avoid those stocks in the S&P 500 that they believe will underperform the index.
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
----------------------------------------------------------------- ------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO                             Seeks long-term growth of capital. Invests primarily in
    (Service Class)                                               common stock of U.S. companies that the portfolio managers
    INVESTMENT ADVISER:  ING Investments, LLC                     feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO  (Service Class)                        Seeks growth of capital, with dividend income as a
    INVESTMENT ADVISER:  ING Investments, LLC                     secondary consideration. Normally invests at least 80% of
                                                                  assets in common stocks of large companies, which are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                           Seeks long-term capital appreciation. Normally invests at
    (Service Class)                                               least 80% of assets in the common stock of smaller,
    INVESTMENT ADVISER:  ING Investments, LLC                     lesser-known U.S. companies that are believed to have
                                                                  above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
----------------------------------------------------------------- ------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO (Service                   Seeks reasonable income. Also considers the potential for
    Class 2)                                                      capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research            exceeds the composite yield on the securities comprising
    Co.                                                           the Standard & Poor's 500 Index. Normally invests at least
    INVESTMENT SUBADVISER:  FMR Co., Inc.                         80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).
----------------------------------------------------------------- ------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------- ------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation
    INVESTMENT ADVISER:  Directed Services, Inc.                  of capital and prudent investment management.
    INVESTMENT SUBADVISER: Pacific Investment Management
    Company, LLC
----------------------------------------------------------------- ------------------------------------------------------------
PRO FUNDS VP
----------------------------------------------------------------- ------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses
    INVESTMENT ADVISER: ProFund Advisors, LLC                     that correspond to the daily performance of the S&P 500
                                                                  Index.
----------------------------------------------------------------- ------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses
    INVESTMENT ADVISER:  ProFund Advisors, LLC                    that correspond to the daily performance of the Russell
                                                                  2000 Index.
----------------------------------------------------------------- ------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------- ------------------------------------------------------------
WELLS FARGO VT ASSET ALLOCATION FUND                              Seeks long-term total return, consistent with reasonable
    INVESTMENT ADVISER:  Wells Fargo Funds Management,            risk.  Invests in equity and fixed-income securities in
    LLC                                                           varying proportions, with an emphasis on equity
                                                                  securities.  The Fund's "neutral" target allocation is 60%
                                                                  equity securities and 40% fixed-income securities.
----------------------------------------------------------------- ------------------------------------------------------------
WELLS FARGO VT EQUITY INCOME FUND                                 Seeks long-term capital appreciation and above-average
    INVESTMENT ADVISER:  Wells Fargo Funds Management,            dividend income by investing primarily in the common
    LLC                                                           stocks of large U.S. companies with strong return
                                                                  potential based on current market valuations.
----------------------------------------------------------------- ------------------------------------------------------------
WELLS FARGO VT EQUITY VALUE FUND                                  Seeks long-term capital appreciation and above-average
    INVESTMENT ADVISER:  Wells Fargo Funds Management,            dividend income by investing primarily in equity
    LLC                                                           securities of large U.S. companies with strong return
                                                                  potential based on current market valuations.
----------------------------------------------------------------- ------------------------------------------------------------
WELLS FARGO VT LARGE COMPANY GROWTH FUND                          Seeks long-term capital appreciation by investing
    INVESTMENT ADVISER: Wells Fargo Funds Management,             primarily in large, domestic companies that the adviser
    LLC                                                           believes have superior growth potential by seeking issuers whose stocks the investment adviser believes are attractively valued, with fundamental characteristics above the market average and that support earnings growth capability.
----------------------------------------------------------------- ------------------------------------------------------------
WELLS FARGO VT MONEY MARKET FUND                                  Seeks high current income, while preserving capital and
    INVESTMENT ADVISER: Wells Fargo Funds Management,             liquidity by investing in U.S. dollar-denominated, high
    LLC                                                           quality, short-term money market instruments including
                                                                  banker's acceptances, bank notes, certificates of deposit, commercial paper and repurchase agreements.
----------------------------------------------------------------- ------------------------------------------------------------
WELLS FARGO VT SMALL CAP GROWTH FUND                              Seeks long-term capital appreciation by investing in a
    INVESTMENT ADVISER:  Wells Fargo Funds Management,            diversified portfolio of common stocks of U.S. and foreign
    LLC                                                           companies that the investment adviser believes have
                                                                  above-average growth potential, or that may be involved in new or innovative products, services and processes, focusing on
                                                                  small-capitalization stocks.
----------------------------------------------------------------- ------------------------------------------------------------
WELLS FARGO VT TOTAL RETURN BOND FUND                             Seeks total return of income and capital appreciation by
    INVESTMENT ADVISER: Wells Fargo Funds Management,             investing in a broad range of investment-grade debt
    LLC                                                           securities, including U.S. Government obligations,
                                                                  corporate bonds, asset-backed securities and money-market
                                                                  instruments.
----------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
 APPENDIX  C
--------------------------------------------------------------------------------


                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire. Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Wells Fargo VT Money Market subaccount, and such a transfer will be subject to a Market Value Adjustment. Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences. Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you. The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year. Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

--------------------------------------------------------------------------------
 APPENDIX  D
--------------------------------------------------------------------------------


                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply. You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

--------------------------------------------------------------------------------
 APPENDIX  E
--------------------------------------------------------------------------------


                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that the Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $280 ($7,000 x .04). The amount of the withdrawal paid to you will be $10,220 ($10,500 - $280).

If the MRD had been $4,000, instead of $2,000, the amount subject to the 4% surrender charge would be $6,500 ($10,500 - $4,000) and a surrender charge of $260 ($6,500 x .04) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

--------------------------------------------------------------------------------
 APPENDIX  F
--------------------------------------------------------------------------------


          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                           FOR YR-2001 CONTRACT OWNERS

These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit and to the 7% Solution element of the Max 7 Death Benefit.

EXAMPLE #1:  THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)



EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT
     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

--------------------------------------------------------------------------------
 APPENDIX  G
--------------------------------------------------------------------------------


                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

     EXAMPLE #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------




-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000            0         --    1,000     1,000
      1      1,070        --     1,070            1         --    1,000     1,000
      2      1,145        --     1,145            2         --    1,000     1,000
      3      1,225        --     1,225            3         --    1,000     1,000
      4      1,311        --     1,311            4         --    1,000     1,000
      5      1,403        --     1,403            5         --    1,000     1,000
      6         --     1,403     1,403            6      1,070       --     1,070
      7         --     1,403     1,403            7      1,145       --     1,145
      8         --     1,403     1,403            8      1,225       --     1,225
      9         --     1,403     1,403            9      1,311       --     1,311
     10         --     1,403     1,403           10      1,403       --     1,403
-----------------------------------------    ---------------------------------------

    EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

                     -----------------------------------------------------------------------------
                    7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
                     -----------------------------------------------------------------------------
                                      Covered           Excluded            Total
                                 --------------------------------------------------------
                      End of yr  7% MGDB                                                  Death
                                             AV    "7% MGDB"    AV    7% MGDB     AV     Benefit
                          0        500      500       500      500     1,000     1,000    1,000
                          1        535      510       535      510     1,045     1,020    1,045
                          2        572      490       572      490     1,062      980     1,062
                          3        613      520       613      520     1,133     1,040    1,133
                          4        655      550       655      550     1,205     1,100    1,205
                          5        701      450       701      450     1,151      900     1,151
                          6        750      525       750      525     1,275     1,050    1,275
                          7        803      600       803      600     1,403     1,200    1,403
                          8        859      750       859      750     1,609     1,500    1,609
                          9        919      500       919      500     1,419     1,000    1,419
                         10        984      300       984      300     1,284      600     1,284


                     -----------------------------------------    -----------------------------------------
                              7% MGDB IF 0% INVESTED                      7% MGDB IF 100% INVESTED
                                IN EXCLUDED FUNDS                            IN EXCLUDED FUNDS
                     -----------------------------------------    -----------------------------------------
                                      Covered                                     Excluded
                                --------------------                        ---------------------
                     End of yr                        Death       End of yr                        Death
                                 7% MGDB     AV      Benefit                "7% MGDB"     AV      Benefit
                         0        1,000     1,000     1,000           0       1,000     1,000      1,000
                         1        1,070     1,020     1,070           1       1,070     1,020      1,020
                         2        1,145       980     1,145           2       1,145       980        980
                         3        1,225     1,040     1,225           3       1,225     1,040      1,040
                         4        1,311     1,100     1,311           4       1,311     1,100      1,100
                         5        1,403       900     1,403           5       1,403       900        900
                         6        1,501     1,050     1,501           6       1,501     1,050      1,050
                         7        1,606     1,200     1,606           7       1,606     1,200      1,200
                         8        1,718     1,500     1,718           8       1,718     1,500      1,500
                         9        1,838     1,000     1,838           9       1,838     1,000      1,000
                         10       1,967       600     1,967          10       1,967       600        600
                     -----------------------------------------    -----------------------------------------



          Note: AV are hypothetical illustrative values. Not a projection. "7%
               MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

           -------------------------------------------------------------------------------
                           TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                                     AT THE BEGINNING OF YEAR 6
           -------------------------------------------------------------------------------
                           Covered            Excluded            Total
                      ---------------------------------------------------------
           end of yr  7% MGDB     AV     "7%         AV     7% MGDB     AV     Death
                                          MGDB"                                 Benefit
               --      1,000     1,000       --       --     1,000     1,000     1,000
                1      1,050     1,020       --       --     1,050     1,020     1,050
                2      1,103       980       --       --     1,103       980     1,103
                3      1,158     1,040       --       --     1,158     1,040     1,158
                4      1,216     1,100       --       --     1,216     1,100     1,216
                5      1,276       900       --       --     1,276       900     1,276
                6         --       --     1,340     1,050    1,050     1,050     1,050
                7         --       --     1,407     1,200    1,200     1,200     1,200
                8         --       --     1,477     1,500    1,500     1,500     1,500
                9         --       --     1,551     1,000    1,000     1,000     1,000
               10         --       --     1,629       600       600      600        600


           Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).



           -------------------------------------------------------------------------------
                           TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                                     AT THE BEGINNING OF YEAR 6

           -------------------------------------------------------------------------------
                           Covered            Excluded            Total
                      ---------------------------------------------------------
           end of yr  7% MGDB     AV     "7%         AV     7% MGDB     AV     Death
                                          MGDB"                                 Benefit
               --         --       --     1,000     1,000    1,000     1,000     1,000
               1          --       --     1,050     1,020    1,020     1,020     1,020
               2          --       --     1,103       980      980       980       980
               3          --       --     1,158     1,040    1,040     1,040     1,040
               4          --       --     1,216     1,100    1,100     1,100     1,100
               5          --       --     1,276       900      900       900       900
               6          945    1,050       --        --      945     1,050     1,050
               7          992    1,200       --        --      992     1,200     1,200
               8        1,042    1,500       --        --    1,042     1,500     1,500
               9        1,094    1,000       --        --    1,094     1,000     1,094
              10        1,149      600       --        --    1,149       600     1,149
           -------------------------------------------------------------------------------

              Note: 7% MGDB transferred to Covered Funds is the lesser of 7%
                    MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

--------------------------------------------------------------------------------
 APPENDIX  H
--------------------------------------------------------------------------------


               DEATH BENEFITS FOR CATEGORY YR-2001 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 category. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. AS USED IN THIS APPENDIX , "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

          The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit. For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

--------------------------------------------------------------------------------
 APPENDIX  I
--------------------------------------------------------------------------------


                DEATH BENEFITS FOR CATEGORY MAY-2002 AND YR-2003
                                 CONTRACT OWNERS

The purpose of this appendix is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center. The following enhanced death benefit option was available when you purchased your Contract:

The DEFERRED RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds. No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

     o the current contract value in Covered Funds (after deductions occurring as of that date); or

     o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

     o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

     o    for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

     o the current contract value in Excluded Funds (after deductions occurring as of that date); or

     o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Deferred Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro-rata basis.

CHANGE OF CONTRACT OWNER OR BENEFICIARY

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The mortality and expense risk charge is deducted each business day at the rate of .003585%.

--------------------------------------------------------------------------------
 APPENDIX  J
--------------------------------------------------------------------------------


                      DEATH BENEFITS FOR MAY-2002, YR-2003
                          AND MAY-2003 CONTRACT OWNERS

The following is a description of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit for May-2002, Yr-2003 and May-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

          b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds. The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

          1) the current contract value in Covered Funds (after deductions occurring as of that date); and

          2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

          1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

          2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and credits allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

          1) the current contract value in Covered Funds (after deductions occurring as of that date); or

          2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium and credits allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

          1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

          2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and credits and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

--------------------------------------------------------------------------------
 APPENDIX  K
--------------------------------------------------------------------------------


               OPTIONAL RIDER BENEFITS FOR YR-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           -------------------- -----------------------------------------------
           Waiting Period       Quarterly Charge
           -------------------- -----------------------------------------------
           10 Year              0.125% of the MGAB Charge Base (0.50% annually)
           20 Year              0.125% of the MGAB Charge Base (0.50% annually)
           -------------------- -----------------------------------------------


The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           -------------- -----------------------------------------------
           MGIB Rate      Quarterly Charge
           -------------- -----------------------------------------------
           7%             0.125% of the MGIB Charge Base (0.50% annually)
           -------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

             If you purchased the MGAB rider on the contract date, and

             (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

             (ii) elected the twenty-year option your MGAB Base for Special and
                  Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

             If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

             Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

             Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

             Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred. Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

        2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows:
             For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

        3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Wells Fargo VT Money Market subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date. MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

             (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

             (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

             (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

             The MGIB Base is equal to the lesser of (i) and (ii) where:

             (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

             (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

             Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base. Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

             The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

         2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

        3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

             The MGIB Income Options are available under the MGIB Rider:

               (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

               (ii) Income for a 20-30 Year Period Certain; or

               (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

               (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

               (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF
(1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider. Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred. Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

               (i)  your contract value is greater than zero;

               (ii) your MGWB Withdrawal Account or the floor is greater than zero;

               (iii)your latest allowable annuity start date has not been reached;

               (iv) you have not elected to annuitize your Contract; and

               (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

               (i) your MGWB Withdrawal Account or the floor is greater than zero;

               (ii) your latest allowable annuity start date has not been reached;

               (iii)you have not elected to annuitize your Contract; and

               (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

EXCLUDED FUNDS

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

--------------------------------------------------------------------------------
 APPENDIX  L
--------------------------------------------------------------------------------


                       OPTIONAL RIDER BENEFIT CHARGES AND
                      MINIMUM GUARANTEED INCOME BENEFIT FOR
                            MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ------------------ -----------------------------------------------
           Waiting Period     Quarterly Charge
           ------------------ -----------------------------------------------
           10 Year            0.125% of the MGAB Charge Base (0.50% annually)
           20 Year            0.125% of the MGAB Charge Base (0.50% annually)
           ------------------ -----------------------------------------------


The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           ------------- -----------------------------------------------
           MGIB Rate     Quarterly Charge
           ------------- -----------------------------------------------
           7%            0.125% of the MGIB Charge Base (0.50% annually)
           ------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

        (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

        (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

               a)   is the Maximum MGIB Base; and

               b)   is the sum of:

                    1)   the MGIB Base allocated to Covered Funds;

                    2)   the MGIB Base allocated to Special Funds; and

                    3)   the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category. The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

             The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

             The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

             Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base. The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

             Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

             Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

             Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

             Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

        2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000. The MGIB Income Options are available under the MGIB Rider:

             (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain; (ii) Income for a 20-30 Year Period Certain; or
             (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

--------------------------------------------------------------------------------
 APPENDIX  M
--------------------------------------------------------------------------------


                       OPTIONAL RIDER BENEFIT CHARGES AND
                           OPTIONAL BENEFIT RIDERS FOR
                 MAY-2002, YR-2003 AND MAY-2003 CONTRACT OWNERS

The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

Minimum Guaranteed Accumulation Benefit rider:*

           ---------------- --------------------------------- -------------------------------
           Waiting Period   As an Annual Charge               As a Quarterly Charge
           ---------------- --------------------------------- -------------------------------
           10 Year          0.65% of the MGAB Charge Base     0.1625% of the MGAB Charge Base
           20 Year          0.65% of the MGAB Charge Base     0.1625% of the MGAB Charge Base
           ---------------- --------------------------------- -------------------------------


            * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

       ------------------------ ---------------------------------------------
       As an Annual Charge      As a Quarterly Charge
       ------------------------ ---------------------------------------------
       0.65% of contract value  0.1625% of the MGWB Eligible Payment Amount**
       ------------------------ ---------------------------------------------

            ** The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of: a) the MGAB Base allocated to Covered Funds; b) the MGAB Base allocated to Special Funds; and
             c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds. No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                  For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

                  For Contracts issued prior to
                  September 2, 2003, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

             No investment options are currently designated as Excluded Funds.

             The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

             The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

             If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers. We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories. Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

        2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

          1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

          2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND (II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          1)   your contract value is greater than zero;

          2)   your MGWB Withdrawal Account is greater than zero;

          3)   you have not reached your latest allowable annuity start date;

          4)   you have not elected to annuitize your Contract; and

          5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

         AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

          1)   your MGWB Withdrawal Account is greater than zero;

          2)   you have not reached your latest allowable annuity start date;

          3)   you have not elected to annuitize your Contract; and

          4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

                                   ING [LOGO]


                     ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.
--------------------------------------------------------------------------------

WF Opportunities                                                     02/XX/2004

                                     PART B

                       Statement of Additional Information

                               GOLDENSELECT ES II

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT




                                    ISSUED BY
                               SEPARATE ACCOUNT B


                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.



                               DATE OF PROSPECTUS
                                       AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                February XX, 2004

                                TABLE OF CONTENTS

Item                                                                       Page

Introduction..............................................................
Description of ING USA Annuity and Life Insurance Company.................
Separate Account B .......................................................
Safekeeping of Assets ....................................................
The Administrator.........................................................
Independent Auditors......................................................
Distribution of Contracts.................................................
Performance Information...................................................
IRA Partial Withdrawal Option.............................................
Other Information.........................................................
Financial Statements of ING USA Annuity and Life Insurance Company........
Financial Statements of Separate Account B................................

                                  Introduction

This  Statement  of  Additional   Information  provides  background  information
regarding Separate Account B.

            Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company, formerly Golden American Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2002, ING USA had approximately $999.1 million in stockholder's equity and approximately $17.6 billion in total assets, including approximately $11 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ING USA formed a subsidiary, First Golden American Life
Insurance Company of New York ("First Golden"), which was licensed to do variable annuity business in the states of New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002.

                               Separate Account B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

                              Safekeeping of Assets

ING USA acts as its own custodian for Separate Account B.

                                The Administrator

Effective January 1, 1997, Equitable and ING USA(formerly Golden American) became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $570,000 and $309,000 pursuant to the service agreement in 2002 and 2001, respectively.

                              Independent Auditors

Ernst & Young LLP, independent auditors, performs annual audits of ING USA and Separate Account B.

                            Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2002, 2001 and 2000 commissions paid by ING USA, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to DSI aggregated $287,208,000, $223,321,000 and $208,883,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $25,914,000, $23,138,000, and $21,296,000 for the years ended 2002, 2001, and 2000, respectively.

                             Performance Information

Performance Information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance Information for measures other than total return does not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, three death benefit options are available. The following performance values reflect the election at issue of the Max 7 Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC Standard Money Market Subaccount Yields
Current yield for the Liquid Assets Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                  Effective Yield = [(Base Period Return) +1)365/7] - 1

The current yield and effective yield of the Liquid Assets Subaccount for the 7-day period December 25, 2002 to December 31, 2002 were -0.80% and -0.79% respectively.

SEC Standard 30-Day Yield for Non-Money Market Subaccounts
Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                  Yield = 2 x [((a - b)/(c x d)  + 1)6 - 1]

       Where:     [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
                  [b] equals the expenses accrued for the period (net of
                      reimbursements)
                  [c] equals the average daily number of units outstanding
                      during the period based on the accumulation unit value
                  [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC Standard Average Annual Total Return for All Subaccounts
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  P(1+T)(n)=ERV

 Where:   (1)  [P]       equals a hypothetical initial premium payment of $1,000
          (2)  [T]       equals an average annual total return
          (3)  [n]       equals the number of years
          (4)            [ERV] equals the ending redeemable value of a
                         hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load; the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the subaccounts which had not commenced operations as of December 31, 2002, Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.70%, administrative charges of 0.15%, contract administration charge annualized at 0.05%, a living benefit optional rider charge annualized at 1.14%, the earnings multiplier benefit rider charge of 0.30%, and applicable surrender charges of 7% for the one year period and 3% for the five year period for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02-Standardized with Rider Charges


                                                                                                             Inception
                                                      1 Year        5 Year        10 Year      Inception       Date
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                         -42.23         n/a           n/a        -29.59        12-Oct-01
Fidelity VIP Equity-Income Portfolio                    -27.46         n/a           n/a        -22.56        13-Jul-01
Fidelity VIP Growth Portfolio                           -40.30         n/a           n/a        -34.03        13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio                -41.67         -9.56         n/a         -1.58        02-Oct-95
ING Alliance Mid Cap Growth Portfolio                   -40.08        -10.66         n/a         -1.42        01-Apr-96
ING Capital Guardian Large Cap Value Portfolio          -33.97         n/a           n/a        -13.19        01-Feb-00
ING Capital Guardian Managed Global Portfolio           -30.44          1.40         1.85         1.76        21-Oct-92
ING Capital Guardian Small Cap Portfolio                -35.55         -1.72         n/a          2.46        02-Jan-96
ING Developing World Portfolio                          -21.16         n/a           n/a        -12.05        19-Feb-98
ING Eagle Asset Value Equity Portfolio                  -27.37         -6.29         n/a          3.82        03-Jan-95
ING FMR Diversified Mid Cap Portfolio                   -29.60         n/a           n/a        -18.03        02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                            -47.98         n/a           n/a        -43.87        01-May-01
ING Hard Assets Portfolio                                -9.90        -10.05         3.07         0.98        25-Jan-89
ING International Equity Portfolio                      -26.49         -8.74         n/a         -6.54        01-Apr-96
ING Janus Growth and Income Portfolio                   -29.67         n/a           n/a        -19.04        02-Oct-00
ING Janus Special Equity Portfolio                      -36.05         n/a           n/a        -24.80        02-Oct-00
ING Jennison Equity Opportunities Portfolio             -39.30         -9.83         1.90         2.62        04-May-92
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                       n/a            n/a           n/a        -26.56        01-May-02
ING JP Morgan Fleming Small Cap Equity Portfolio        n/a            n/a           n/a        -30.33        01-May-02
ING Limited Maturity Bond Portfolio                      -3.63          2.77         3.06         3.79        25-Jan-89
ING Liquid Assets Portfolio                              -9.29          0.66         1.51         2.01        25-Jan-89
ING Marsico Growth Portfolio                            -39.61         -6.45         n/a         -0.79        01-Apr-96
ING Mercury Focus Value Portfolio                       n/a            n/a           n/a        -25.13        01-May-02
ING Mercury Fundamental Growth Portfolio                n/a            n/a           n/a        -29.05        01-May-02
ING MFS Mid Cap Growth Portfolio                        -58.40         -4.97         n/a          4.74        07-Oct-94
ING MFS Research Portfolio                              -35.01         -6.62         n/a          3.93        07-Oct-94
ING MFS Total Return Portfolio                          -15.69          1.51         n/a          6.94        07-Oct-94
ING PIMCO Core Bond Portfolio                            -2.24         -0.87         n/a          1.51        07-Oct-94
ING Salomon Brothers All Cap Portfolio                  -35.70         n/a           n/a         -8.91        01-Feb-00
ING Salomon Brothers Investors Portfolio                -33.17         n/a           n/a        -10.87        01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio        -10.23          5.26         6.50         6.21        25-Jan-89
ING T. Rowe Price Equity Income Portfolio               -23.60         -2.33         3.08         3.86        25-Jan-89
ING UBS US Balanced Portfolio                           -25.14         n/a           n/a        -17.87        02-Oct-00
ING Van Kampen Equity Growth Portfolio                  n/a            n/a           n/a        -30.58        01-May-02
ING Van Kampen Global Franchise Portfolio               n/a            n/a           n/a        -20.38        01-May-02
ING Van Kampen Growth and Income Portfolio              -25.13         -4.23         n/a          5.39        04-Oct-93
ING Van Kampen Real Estate Portfolio                    -10.50         -0.31         8.18         6.24        25-Jan-89
ING VP Bond Portfolio                                   n/a            n/a           n/a         -2.52        01-May-02
ING VP Growth Opportunities Portfolio                   -41.49         n/a           n/a        -38.68        01-May-01
ING VP MagnaCap Portfolio                               -33.17         n/a           n/a        -24.68        01-May-01
ING VP SmallCap Opportunities Portfolio                 -53.44         n/a           n/a        -44.02        01-May-01
ING VP Worldwide Growth Portfolio                       -34.95         n/a           n/a        -26.58        01-May-00
INVESCO VIF - Financial Services Fund                   -25.26         n/a           n/a        -21.58        13-Jul-01
INVESCO VIF - Health Sciences Fund                      -34.59         n/a           n/a        -23.11        13-Jul-01
INVESCO VIF - Utilities Fund                            -30.58         n/a           n/a        -33.21        13-Jul-01
INVESCO VIF Leisure Fund                                n/a            n/a           n/a        -24.43        01-May-02
PIMCO High Yield Portfolio                              -11.88         n/a           n/a         -2.69        01-May-98
PIMCO StocksPlus Growth and Income                      -30.47         n/a           n/a         -6.96        01-May-98
Pioneer Fund VCT                                        -29.52         n/a           n/a        -24.50        13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                     -21.82         n/a           n/a        -12.92        02-Nov-01
ProFund VP Bull                                         -34.14         n/a           n/a        -27.83        01-May-01
ProFund VP Europe 30                                    -35.89         n/a           n/a        -32.45        01-May-01
ProFund VP Small Cap                                    -32.62         n/a           n/a        -23.90        01-May-01
Prudential Jennison Port.                               -41.16         n/a           n/a        -32.70        01-May-00
SP Jennison International Growth                        -33.01         n/a           n/a        -38.56        02-Oct-00


Average Annual Total Return for Periods Ending 12/31/02-Standardized without
 Rider Charges

                                                                                                              Inception
                                                       1 Year        5 Year        10 Year      Inception     Date
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                        -41.56         n/a            n/a          -28.85      12-Oct-01
Fidelity VIP Equity-Income Portfolio                   -26.73         n/a            n/a          -21.74      13-Jul-01
Fidelity VIP Growth Portfolio                          -39.64         n/a            n/a          -33.23      13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio               -41.00         -8.69          n/a           -0.78      02-Oct-95
ING Alliance Mid Cap Growth Portfolio                  -39.39         -9.75          n/a           -0.65      01-Apr-96
ING Capital Guardian Large Cap Value Portfolio         -33.25         n/a            n/a          -12.29      01-Feb-00
ING Capital Guardian Managed Global Portfolio          -29.71          2.18           2.77          2.69      21-Oct-92
ING Capital Guardian Small Cap Portfolio               -34.86         -0.92          n/a            3.24      02-Jan-96
ING Developing World Portfolio                         -20.41         n/a            n/a          -10.97      19-Feb-98
ING Eagle Asset Value Equity Portfolio                 -26.64         -5.35          n/a            4.59      03-Jan-95
ING FMR Diversified Mid Cap Portfolio                  -28.88         n/a            n/a          -17.16      02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                           -47.30         n/a            n/a          -42.99      01-May-01
ING Hard Assets Portfolio                               -9.12         -8.96           3.85          1.96      25-Jan-89
ING International Equity Portfolio                     -25.75         -7.83          n/a           -5.61      01-Apr-96
ING Janus Growth and Income Portfolio                  -28.95         n/a            n/a          -18.17      02-Oct-00
ING Janus Special Equity Portfolio                     -35.37         n/a            n/a          -23.93      02-Oct-00
ING Jennison Equity Opportunities Portfolio            -38.62         -8.94           2.69          3.40      04-May-92
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                      n/a            n/a            n/a          -26.00      01-May-02
ING JP Morgan Fleming Small Cap Equity Portfolio       n/a            n/a            n/a          -29.78      01-May-02
ING Limited Maturity Bond Portfolio                     -2.80          3.63           3.89          4.63      25-Jan-89
ING Liquid Assets Portfolio                             -8.49          1.50           2.32          2.84      25-Jan-89
ING Marsico Growth Portfolio                           -38.92         -5.66          n/a           -0.03      01-Apr-96
ING Mercury Focus Value Portfolio                      n/a            n/a            n/a          -24.55      01-May-02
ING Mercury Fundamental Growth Portfolio               n/a            n/a            n/a          -28.50      01-May-02
ING MFS Mid Cap Growth Portfolio                       -57.80         -4.23          n/a            5.42      07-Oct-94
ING MFS Research Portfolio                             -34.31         -5.78          n/a            4.65      07-Oct-94
ING MFS Total Return Portfolio                         -14.90          2.39          n/a            7.74      07-Oct-94
ING PIMCO Core Bond Portfolio                           -1.38          0.08          n/a            2.44      07-Oct-94
ING Salomon Brothers All Cap Portfolio                 -35.00         n/a            n/a           -8.05      01-Feb-00
ING Salomon Brothers Investors Portfolio               -32.46         n/a            n/a           -9.99      01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio        -9.42          6.13           7.38          7.12      25-Jan-89
ING T. Rowe Price Equity Income Portfolio              -22.85         -1.43           3.95          4.75      25-Jan-89
ING UBS US Balanced Portfolio                          -24.40         n/a            n/a          -16.99      02-Oct-00
ING Van Kampen Equity Growth Portfolio                 n/a            n/a            n/a          -30.03      01-May-02
ING Van Kampen Global Franchise Portfolio              n/a            n/a            n/a          -19.81      01-May-02
ING Van Kampen Growth and Income Portfolio             -24.38         -3.36          n/a            6.16      04-Oct-93
ING Van Kampen Real Estate Portfolio                    -9.71          0.66           8.97          7.15      25-Jan-89
ING VP Bond Portfolio                                  n/a            n/a            n/a           -1.88      01-May-02
ING VP Growth Opportunities Portfolio                  -40.83         n/a            n/a          -37.84      01-May-01
ING VP MagnaCap Portfolio                              -32.47         n/a            n/a          -23.84      01-May-01
ING VP SmallCap Opportunities Portfolio                -52.84         n/a            n/a          -43.22      01-May-01
ING VP Worldwide Growth Portfolio                      -34.26         n/a            n/a          -25.61      01-May-00
INVESCO VIF - Financial Services Fund                  -24.52         n/a            n/a          -20.76      13-Jul-01
INVESCO VIF - Health Sciences Fund                     -33.90         n/a            n/a          -22.32      13-Jul-01
INVESCO VIF - Utilities Fund                           -29.85         n/a            n/a          -32.39      13-Jul-01
INVESCO VIF Leisure Fund                               n/a            n/a            n/a          -23.86      01-May-02
PIMCO High Yield Portfolio                             -11.06         n/a            n/a           -1.74      01-May-98
PIMCO StocksPlus Growth and Income                     -29.74         n/a            n/a           -6.07      01-May-98
Pioneer Fund VCT                                       -28.80         n/a            n/a          -23.69      13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                    -21.07         n/a            n/a          -12.08      02-Nov-01
ProFund VP Bull                                        -33.44         n/a            n/a          -26.98      01-May-01
ProFund VP Europe 30                                   -35.19         n/a            n/a          -31.60      01-May-01
ProFund VP Small Cap                                   -31.93         n/a            n/a          -23.06      01-May-01
Prudential Jennison Port.                              -40.49         n/a            n/a          -31.68      01-May-00
SP Jennison International Growth                       -32.31         n/a            n/a          -37.58      02-Oct-00


Non-Standard Average Annual Total Return for All Subaccounts

Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  P(1+T)(n)]=ERV

 Where:   (1)  [P]       equals a hypothetical initial premium payment of $1,000
          (2)  [T]       equals an average annual total return
          (3)  [n]       equals the number of years
          (4)            [ERV] equals the ending redeemable value of a
                         hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the Max 7 Enhanced Death Benefit, the administrative charges and the optional benfit rider charge, but not the deduction of the maximum sales load and the annual contract fee.

Except for the subaccounts which had not commenced operations as of December 31, 2002, Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.70%, and administrative charges of 0.15%, a living benefit optional rider charge annualized at 1.14%, and the earnings multiplier benefit rider charge of 0.30%, but not the applicable surrender charge or the contract administrative charge for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02-Non-Standardized with Rider Charges

                                                                                                               Inception
                                                       1 Year        5 Year        10 Year      Inception      Date
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                        -34.18         n/a            n/a           -23.41     12-Oct-01
Fidelity VIP Equity-Income Portfolio                   -19.41         n/a            n/a           -16.49     13-Jul-01
Fidelity VIP Growth Portfolio                          -32.25         n/a            n/a           -27.52     13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio               -33.62         -8.35          n/a            -1.39     02-Oct-95
ING Alliance Mid Cap Growth Portfolio                  -32.03         -9.39          n/a            -1.07     01-Apr-96
ING Capital Guardian Large Cap Value Portfolio         -25.92         n/a            n/a           -10.54     01-Feb-00
ING Capital Guardian Managed Global Portfolio          -22.39          2.18           1.90           1.80     21-Oct-92
ING Capital Guardian Small Cap Portfolio               -27.50         -0.84          n/a             2.74     02-Jan-96
ING Developing World Portfolio                         -13.11         n/a            n/a           -10.69     19-Feb-98
ING Eagle Asset Value Equity Portfolio                 -19.32         -5.22          n/a             3.94     03-Jan-95
ING FMR Diversified Mid Cap Portfolio                  -21.55         n/a            n/a           -14.64     02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                           -39.93         n/a            n/a           -37.87     01-May-01
ING Hard Assets Portfolio                               -1.85         -8.79           3.11           1.02     25-Jan-89
ING International Equity Portfolio                     -18.44         -7.56          n/a            -6.07     01-Apr-96
ING Janus Growth and Income Portfolio                  -21.62         n/a            n/a           -15.60     02-Oct-00
ING Janus Special Equity Portfolio                     -28.00         n/a            n/a           -21.05     02-Oct-00
ING Jennison Equity Opportunities Portfolio            -31.26         -8.61           1.94           2.65     04-May-92
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                      n/a            n/a            n/a           -18.56     01-May-02
ING JP Morgan Fleming Small Cap Equity Portfolio       n/a            n/a            n/a           -22.33     01-May-02
ING Limited Maturity Bond Portfolio                      4.41          3.53           3.11           3.83     25-Jan-89
ING Liquid Assets Portfolio                             -1.23          1.47           1.55           2.05     25-Jan-89
ING Marsico Growth Portfolio                           -31.56         -5.39          n/a            -0.45     01-Apr-96
ING Mercury Focus Value Portfolio                      n/a            n/a            n/a           -17.13     01-May-02
ING Mercury Fundamental Growth Portfolio               n/a            n/a            n/a           -21.05     01-May-02
ING MFS Mid Cap Growth Portfolio                       -50.35          -3.97         n/a             4.77     07-Oct-94
ING MFS Research Portfolio                             -26.96          -5.55         n/a             3.96     07-Oct-94
ING MFS Total Return Portfolio                          -7.64           2.30         n/a             6.98     07-Oct-94
ING PIMCO Core Bond Portfolio                            5.81           0.00         n/a             1.55     07-Oct-94
ING Salomon Brothers All Cap Portfolio                 -27.65         n/a            n/a            -6.48     01-Feb-00
ING Salomon Brothers Investors Portfolio               -25.12         n/a            n/a            -8.34     01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio        -2.18          5.94           6.54           6.25     25-Jan-89
ING T. Rowe Price Equity Income Portfolio              -15.55         -1.42           3.12           3.90     25-Jan-89
ING UBS US Balanced Portfolio                          -17.09         n/a            n/a           -14.49     02-Oct-00
ING Van Kampen Equity Growth Portfolio                 n/a            n/a            n/a           -22.58     01-May-02
ING Van Kampen Global Franchise Portfolio              n/a            n/a            n/a           -12.38     01-May-02
ING Van Kampen Growth and Income Portfolio             -17.07         -3.25          n/a             5.42     04-Oct-93
ING Van Kampen Real Estate Portfolio                    -2.45          0.54           8.22           6.27     25-Jan-89
ING VP Bond Portfolio                                  n/a            n/a            n/a             5.48     01-May-02
ING VP Growth Opportunities Portfolio                  -33.44         n/a            n/a           -33.01     01-May-01
ING VP MagnaCap Portfolio                              -25.12         n/a            n/a           -19.69     01-May-01
ING VP SmallCap Opportunities Portfolio                -45.39         n/a            n/a           -38.03     01-May-01
ING VP Worldwide Growth Portfolio                      -26.90         n/a            n/a           -22.93     01-May-00
INVESCO VIF - Financial Services Fund                  -17.21         n/a            n/a           -16.29     13-Jul-01
INVESCO VIF - Health Sciences Fund                     -26.54         n/a            n/a           -17.77     13-Jul-01
INVESCO VIF - Utilities Fund                           -22.53         n/a            n/a           -27.53     13-Jul-01
INVESCO VIF Leisure Fund                               n/a            n/a            n/a           -16.43     01-May-02
PIMCO High Yield Portfolio                              -3.83         n/a            n/a            -1.71     01-May-98
PIMCO StocksPlus Growth and Income                     -22.42         n/a            n/a            -5.83     01-May-98
Pioneer Fund VCT                                       -21.47         n/a            n/a           -19.12     13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                    -13.77         n/a            n/a            -6.76     02-Nov-01
ProFund VP Bull                                        -26.09         n/a            n/a           -22.70     01-May-01
ProFund VP Europe 30                                   -27.84         n/a            n/a           -27.11     01-May-01
ProFund VP Small Cap                                   -24.57         n/a            n/a           -18.95     01-May-01
Prudential Jennison Port.                              -33.11         n/a            n/a           -28.52     01-May-00
SP Jennison International Growth                       -24.96         n/a            n/a           -33.82     02-Oct-00


                                                                                                               Inception
                                                       1 Year        5 Year        10 Year      Inception      Date
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                        -33.51         n/a            n/a           -22.69     12-Oct-01
Fidelity VIP Equity-Income Portfolio                   -18.68         n/a            n/a           -15.70     13-Jul-01
Fidelity VIP Growth Portfolio                          -31.59         n/a            n/a           -26.76     13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio               -32.95         -7.52          n/a            -0.60     02-Oct-95
ING Alliance Mid Cap Growth Portfolio                  -31.34         -8.52          n/a            -0.31     01-Apr-96
ING Capital Guardian Large Cap Value Portfolio         -25.20         n/a            n/a            -9.69     01-Feb-00
ING Capital Guardian Managed Global Portfolio          -21.66          2.94           2.81           2.73     21-Oct-92
ING Capital Guardian Small Cap Portfolio               -26.81         -0.06          n/a             3.51     02-Jan-96
ING Developing World Portfolio                         -12.36         n/a            n/a            -9.67     19-Feb-98
ING Eagle Asset Value Equity Portfolio                 -18.59         -4.32          n/a             4.70     03-Jan-95
ING FMR Diversified Mid Cap Portfolio                  -20.83         n/a            n/a           -13.81     02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                           -39.25         n/a            n/a           -37.05     01-May-01
ING Hard Assets Portfolio                               -1.06         -7.76           3.89           2.00     25-Jan-89
ING International Equity Portfolio                     -17.70         -6.70          n/a            -5.16     01-Apr-96
ING Janus Growth and Income Portfolio                  -20.90         n/a            n/a           -14.78     02-Oct-00
ING Janus Special Equity Portfolio                     -27.32         n/a            n/a           -20.23     02-Oct-00
ING Jennison Equity Opportunities Portfolio            -30.57         -7.76           2.73           3.43     04-May-92
ING JP Morgan Fleming International Enhanced
EAFE Portfolio                                         n/a            n/a            n/a           -18.00     01-May-02
ING JP Morgan Fleming Small Cap Equity Portfolio       n/a            n/a            n/a           -21.78     01-May-02
ING Limited Maturity Bond Portfolio                      5.25          4.36           3.94           4.67     25-Jan-89
ING Liquid Assets Portfolio                             -0.44          2.29           2.37           2.88     25-Jan-89
ING Marsico Growth Portfolio                           -30.87         -4.63          n/a             0.29     01-Apr-96
ING Mercury Focus Value Portfolio                      n/a            n/a            n/a           -16.55     01-May-02
ING Mercury Fundamental Growth Portfolio               n/a            n/a            n/a           -20.50     01-May-02
ING MFS Mid Cap Growth Portfolio                       -49.75         -3.26          n/a             5.45     07-Oct-94
ING MFS Research Portfolio                             -26.26         -4.74          n/a             4.68     07-Oct-94
ING MFS Total Return Portfolio                          -6.85          3.15          n/a             7.77     07-Oct-94
ING PIMCO Core Bond Portfolio                            6.67          0.92          n/a             2.48     07-Oct-94
ING Salomon Brothers All Cap Portfolio                 -26.95         n/a            n/a            -5.67     01-Feb-00
ING Salomon Brothers Investors Portfolio               -24.41         n/a            n/a            -7.51     01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio        -1.37          6.80           7.42           7.16     25-Jan-89
ING T. Rowe Price Equity Income Portfolio              -14.80         -0.55           3.99           4.78     25-Jan-89
ING UBS US Balanced Portfolio                          -16.35         n/a            n/a           -13.65     02-Oct-00
ING Van Kampen Equity Growth Portfolio                 n/a            n/a            n/a           -22.03     01-May-02
ING Van Kampen Global Franchise Portfolio              n/a            n/a            n/a           -11.81     01-May-02
ING Van Kampen Growth and Income Portfolio             -16.33         -2.41          n/a             6.19     04-Oct-93
ING Van Kampen Real Estate Portfolio                    -1.66          1.48           9.00           7.18     25-Jan-89
ING VP Bond Portfolio                                  n/a            n/a            n/a             6.12     01-May-02
ING VP Growth Opportunities Portfolio                  -32.78         n/a            n/a           -32.22     01-May-01
ING VP MagnaCap Portfolio                              -24.42         n/a            n/a           -18.89     01-May-01
ING VP SmallCap Opportunities Portfolio                -44.79         n/a            n/a           -37.28     01-May-01
ING VP Worldwide Growth Portfolio                      -26.21         n/a            n/a           -22.03     01-May-00
INVESCO VIF - Financial Services Fund                  -16.47         n/a            n/a           -15.50     13-Jul-01
INVESCO VIF - Health Sciences Fund                     -25.85         n/a            n/a           -17.01     13-Jul-01
INVESCO VIF - Utilities Fund                           -21.80         n/a            n/a           -26.74     13-Jul-01
INVESCO VIF Leisure Fund                               n/a            n/a            n/a           -15.86     01-May-02
PIMCO High Yield Portfolio                              -3.01         n/a            n/a            -0.80     01-May-98
PIMCO StocksPlus Growth and Income                     -21.70         n/a            n/a            -4.97     01-May-98
Pioneer Fund VCT                                       -20.75         n/a            n/a           -18.34     13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                    -13.02         n/a            n/a            -5.93     02-Nov-01
ProFund VP Bull                                        -25.39         n/a            n/a           -21.89     01-May-01
ProFund VP Europe 30                                   -27.14         n/a            n/a           -26.30     01-May-01
ProFund VP Small Cap                                   -23.88         n/a            n/a           -18.14     01-May-01
Prudential Jennison Port.                              -32.44         n/a            n/a           -27.59     01-May-00
SP Jennison International Growth                       -24.26         n/a            n/a           -32.92     02-Oct-00


Performance Information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance Information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance Information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

Illustration of Calculation of AUV
         Example 1.

1.   AUV, beginning of period                                    $ 10.00
2.   Value of securities, beginning of period                    $ 10.00
3.   Change in value of securities                               $  0.10
4.   Gross investment return (3) divided by (2)                     0.01
5.   Less daily mortality and expense charge                  0.00004280
6.   Less asset based administrative charge                   0.00000411
7.   Net investment return (4) minus (5) minus (6)           0.009953092
8.   Net investment factor (1.000000) plus (7)               1.009953092
9.   AUV, end of period  (1) multiplied by (8)             $ 10.09953092

Illustration of Purchase of Units (Assuming no state premium tax)
         Example 2.

1.   Initial premium payment                                     $ 1,000
2.   AUV on effective date of purchase (see Example 1)           $ 10.00
3.   Number of units purchased (1) divided by (2)                    100
4.   AUV for valuation date following purchase
     (see Example 1)                                       $ 10.09953092
5.   Contract Value in account for valuation date
     following purchase (3) multiplied by (4)                 $ 1,009.95

IRA Partial Withdrawal Option
If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form.

ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

   Consolidated Financial Statements of Golden American Life Insurance Company

The consolidated audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional
Information:

         Report of Independent Auditors
         Audited Consolidated Financial Statements of Golden American Life
              Insurance Company Consolidated Income Statements for the years ended December 31, 2002, 2001 and 2000 Consolidated Balance Sheets as of December 31, 2002 and 2001 Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000 Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
         Unaudited Consolidated Financial Statements of ING USA Annuity and Life
              Insurance Company Consolidated Income Statements for the quarter ended September 30, 2003 Consolidated Balance Sheets as of the quarter ended September 30, 2003 Consolidated Statements of Changes in Shareholder's Equity for the quarter ended September 30, 2003 Consolidated Statements of Cash Flows for the quarter ended September 30, 2003
         Notes to Consolidated Financial Statements

                   Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

         Report of Independent Auditors
         Audited Financial Statements of Golden American Life Insurance Company
              Separate Account B Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
         Unaudited Financial Statements of ING USA Annuity and Life Insurance
              Company Separate Account B Statement of Assets and Liabilities as of quarter ended September 30, 2003 Statement of Operations for the quarter ended September 30, 2003 Statement of Changes in Net Assets for the quarter ended September 30, 2003
         Notes to Financial Statements

{Separate Account B Third Quarter 2003
 Financials - To be added by amendment}

{Golden American Life Insurance Company Third Quarter
 2003 Financials - To be added by amendment}

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                    ------------

Report of Independent Auditors ....................................      F-2

  Consolidated Financial Statements:

  Consolidated Income Statements for the years ended December 31,
  2002, 2001, and 2000.............................................      F-3


  Consolidated Balance Sheets as of December 31, 2002 and 2001.....      F-4

  Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2002, 2001, and 2000................      F-5


  Consolidated Statements of Cash Flows for the years ended
  December 31, 2002,
  2001, and 2000...................................................      F-6


  Notes to Consolidated Financial Statements.......................      F-7

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company and Subsidiary as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                    /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003



                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                       CONSOLIDATED INCOME STATEMENTS
                                                 (Millions)

                                                                      For the Years Ended December 31,
                                                              ------------------------------------------------

                                                                    2002              2001              2000
                                                              -------------    --------------    -------------
Revenues:
   Fee income                                                   $  204.0          $  188.9         $   167.9
   Net investment income                                           197.7              94.4              64.1
   Net realized capital gains (losses)                               4.2              (6.5)             (6.6)
   Other income                                                      3.5               -                 -
                                                              -------------    --------------    -------------
            Total revenue                                          409.4             276.8             225.4
                                                              -------------    --------------    -------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
         policyholders                                             276.5             209.0             199.9
   Underwriting, acquisition, and insurance expenses:
       General expenses                                            139.7             119.9              89.5
       Commissions                                                 288.7             232.4             213.7
       Policy acquisition costs deferred                          (292.2)           (128.2)           (168.4)
   Amortization:
       Deferred policy acquisition costs and
         value of business acquired                                127.8              49.6              60.0
   Goodwill                                                          -                 4.2               4.2
   Other:
       Expense and charges reimbursed under
         modified coinsurance agreements                          (104.9)           (225.6)           (225.8)
       Interest expense                                             16.0              19.4              19.9
                                                              -------------    --------------    -------------
            Total benefits, losses and expenses                    451.6             280.7             193.0
                                                              -------------    --------------    -------------
Income (loss) before income taxes                                  (42.2)             (3.9)             32.4

   Income tax expense (benefit)                                    (12.5)              0.1              13.2
                                                              -------------    --------------    -------------

Income (loss) before cumulative effect of change in
   accounting principle                                            (29.7)             (4.0)             19.2
Cumulative effect of change in accounting principle               (135.3)              -                 -
                                                              -------------    --------------    -------------
Net income (loss)                                              $  (165.0)         $   (4.0)          $  19.2
                                                              =============    ==============    =============

                                   See Notes to Consolidated Financial Statements

                                                        F-3


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                         CONSOLIDATED BALANCE SHEETS
                                        (Millions, except share data)


                                                                                As of December 31,
                                                                       -------------------------------------
      Assets                                                                 2002                 2001
      ------                                                           -----------------    ----------------
      Investments:
        Fixed maturities, available for sale, at fair value
          (amortized cost of $4,720.1 at 2002 and $1,982.5 at 2001)    $     4,936.4            $1,994.9
         Equity securities, at fair value:
         Investment in mutual funds (cost of $22.9 at 2002)                     19.0                 -
         Mortgage loans on real estate                                         482.4               213.9
         Policy loans                                                           16.0               14.8
         Short-term investments                                                  2.2               10.1
                                                                       -----------------    ----------------
                   Total investments                                         5,456.0            2,233.7

      Cash and cash equivalents                                                148.5              195.7
      Accrued investment income                                                 61.9               22.8
      Reinsurance recoverable                                                  196.9               56.0
      Deferred policy acquisition costs                                        678.0              709.0
      Value of  business acquired                                                8.5               20.2
      Goodwill (net of accumulated amortization of $17.6 at 2001)                -                151.3
      Other assets                                                               5.3               23.7
      Assets held in separate accounts                                      11,029.3           10,958.2
                                                                       -----------------    ----------------

                    Total assets                                       $     17,584.4         $14,370.6
                                                                       =================    ================
      Liabilities and Shareholder's Equity
      ------------------------------------
      Policy liabilities and accruals:
         Future policy benefits and claims reserves                    $      5,159.1          $2,185.3
                                                                       -----------------    ----------------
      Total policy liabilities and accruals                                   5,159.1           2,185.3

      Surplus notes                                                             170.0             245.0
      Due to affiliates                                                           -                25.1
      Payables for securities purchased                                           -                36.4
      Current income taxes                                                       42.4               -
      Deferred income taxes                                                      79.8              12.6
      Dollar roll obligations                                                    40.0               3.9
      Other borrowed money                                                        -                 1.4
      Other liabilities                                                          64.7              84.9
      Liabilities related to separate accounts                               11,029.3          10,958.2
                                                                       -----------------    ----------------
                    Total liabilities                                        16,585.3          13,552.8
                                                                       -----------------    ----------------

      Shareholder's equity:
         Common stock (250,000 shares authorized, issued and
           outstanding; $10.00 per share par value)                               2.5               2.5
         Additional paid-in capital                                           1,128.4             780.4
         Accumulated other comprehensive income                                   2.1               3.8
         Retained earnings (deficit)                                           (133.9)             31.1
                                                                       -----------------    ----------------
                    Total shareholder's equity                                  999.1             817.8
                                                                       -----------------    ----------------
                    Total liabilities and shareholder's equity          $    17,584.4        $ 14,370.6
                                                                       =================    ================


                                 See Notes to Consolidated Financial Statements


                                                        F-4


                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                     CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                    Accumulated                           Total
                                                                 Additional            Other             Retained         Share-
                                                  Common          Paid-in-         Comprehensive         Earnings        holder's
                                                  Stock         Paid-in-Capit      Income (loss)         (Deficit)        Equity
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 1999                    $     2.5       $    468.6       $     (9.2)            $    15.9      $   477.8
Contribution of capital                                              115.0                                                 115.0
Comprehensive income:
   Net income                                         -                -                -                    19.2           19.2
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($9.8 pretax)                                   -                -                5.1                   -              5.1
                                                                                                                       ------------
Comprehensive income                                                                                                        24.3
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2000                          2.5            583.6             (4.1)                 35.1          617.1
Contribution of capital                                              196.8                                                 196.8
Comprehensive income:
   Net (loss)                                         -                -                -                    (4.0)          (4.0)
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($12.2 pretax)                                   -               -                7.9                   -              7.9
                                                                                                                       ------------
Comprehensive income                                                                                                         3.9
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2001                           2.5             780.4             3.8                  31.1          817.8
Contribution of capital                                                356.3                                                356.3
Other                                                                   (8.3)                                                (8.3)
Comprehensive income:
     Net (loss)                                        -                   -              -                 (165.0)        (165.0)
Other comprehensive income net of tax:
     Unrealized (loss) on securities
     ($(2.6) pretax)                                   -                   -             (1.7)                 -             (1.7)
                                                                                                                       ------------
Comprehensive (loss)                                                                                                       (166.7)
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2002                    $     2.5       $  1,128.4       $       2.1            $ (133.9)      $   999.1
                                                ============    =============    ==================     ===========    ============

                                           See Notes to Consolidated Financial Statements

                                                                 F-5

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
                                                CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                             (Millions)

                                                                            For the years Ended December 31,
                                                                       2002                2001             2000
                                                                  ----------------    -------------    ---------------
Cash Flows from Operating Activities:
Net income (loss)                                                 $   (165.0)          $   (4.0)         $   19.2
Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited and charges on interest sensitive products       282.2              191.0             183.1
    Net realized capital (gains) losses                                 (4.2)               6.5               6.6
    Accrued investment income                                          (39.5)             (13.2)              1.6
    Increase in guaranteed benefits reserve                            107.1               28.2              26.7
    Acquisition costs deferred                                        (292.2)            (128.2)           (168.4)
    Amortization of deferred policy acquisition costs                  121.2               45.2              55.2
    Amortization of value of business acquired                           6.6                4.4               4.8
    Impairment of Goodwill                                             151.3                -                 -
    Change in other assets and liabilities                              21.3              110.6             (69.4)
    Provision for deferred income taxes                                (85.7)              (0.6)             13.3
                                                                  ----------------    -------------    ---------------
Net cash provided by operating activities                              103.1              239.9              72.7

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                        7,297.1              880.7             205.1
          Equity securities                                              7.8                6.9               6.1
          Mortgages                                                    285.0              136.0              12.7
    Acquisition of investments:
          Fixed maturities available for sale                      (10,068.3)          (2,070.8)           (154.0)
          Equity securities                                            (22.8)               -                 -
          Short-term investments                                           -               (4.7)             (5.3)
          Mortgages                                                   (553.7)            (250.3)            (12.9)
    Increase (decrease) in policy  loans                                (1.2)              (1.5)              0.8
    Increase (decrease) in property and equipment                        1.1                1.2              (3.2)
    Proceeds from sale of interest in subsidiary                        27.7                -                 -
    Loss on valuation of interest in subsidiary                          3.0                -                 -
    Other                                                                0.6                -                 -
                                                                  ----------------    -------------    ---------------
Net cash (used for) provided by investing activities                (3,023.7)          (1,302.5)            49.3

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts          3,818.5            1,933.1            801.8
    Maturities and withdrawals from insurance contracts               (171.2)            (134.8)          (141.5)
    Transfers from (to) separate accounts                           (1,053.8)            (902.9)          (825.8)
    Proceeds of notes payable                                            -                  3.1             67.2
    Repayment of notes payable                                          (1.4)              (1.7)           (68.6)
    Proceeds from reciprocal loan agreement borrowings                   -                 69.3            178.9
    Repayment of reciprocal loan agreement borrowings                  (75.0)             (69.3)          (178.9)
    Contributions of capital by parent                                 356.3              196.8            115.0
                                                                  ----------------    -------------    ---------------
Net cash provided by (used for) financing activities                 2,873.4            1,093.6            (51.9)
                                                                  ----------------    -------------    ---------------

Net increase (decrease) in cash and cash equivalents                   (47.2)              31.0             70.1
Cash and cash equivalents, beginning of period                         195.7              164.7             94.6
                                                                  ----------------    -------------    ---------------
Cash and cash equivalents, end of period                            $  148.5           $  195.7         $  164.7
                                                                  ================    =============    ===============


                                     See Notes to Consolidated Financial Statements

                                                                 F-6

GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
(A WHOLLY-OWNED SUBSIDIARY OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA) NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

Golden American Life Insurance Company ("Golden American"), a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life
Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to do business in the District of Columbia and all states except New York. Golden American's wholly-owned life insurance subsidiary, First Golden American Life Insurance Company of New York ("First Golden,") and collectively with Golden American, the ("Company"), is licensed as a life insurance company under the laws of the States of New York and Delaware. There is no public trading market for the Registrant's of common stock.

Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Company, Inc. ("EIC" or "Former Holding Company"), directly owned 100% of Golden American's stock. On December 3, 2001, the Board of Directors of the Former Holding Company approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware. There is no public trading market for the Registrant's common stock.

As of April 1, 2002, Golden American sold First Golden to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar Life, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut") which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. Golden American realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." Since RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the Golden statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

DESCRIPTION OF BUSINESS

The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged saving for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial  Accounting  Standards Board ("FASB") issued FAS No.
142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $135.3 million net of taxes, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Statements of Income.

Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net (loss) income would have been as follows:

     (Millions)                          Year ended           Year ended
                                      December 31, 2001    December 31, 2001
     ------------------------------------------------------------------------
     Reported net income (loss)           $   (4.0)           $  19.2
     Add back goodwill amortization,
       net of tax                              3.8                3.8
     ------------------------------------------------------------------------
     Adjusted net income                  $   (0.2)           $  23.0
     ========================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues." This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002.

GUARANTEES

In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

In January 2003, the FASB issued Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

FUTURE ACCOUNTING STANDARDS

EMBEDDED DERIVATIVES

The FASB issued FAS No.133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36 "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations.

Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Fair values for fixed maturity securities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Reverse   dollar   repurchase   agreement  and  reverse   repurchase   agreement
transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

       (Millions)
       -------------------------------------------------------------------
                  Balance at December 31,2001            $     20.2
                  Adjustment for FAS No. 115                   (5.1)
                  Additions                                    (3.3)
                  Interest accrued at 7%                        1.3
                  Amortization                                 (4.6)
       -------------------------------------------------------------------
                  Balance at December 31,2002            $      8.5
       ===================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $3.0 million, $2.0 million, $1.5 million, $1.5 million and $1.1 million and $1.0 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 11.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $133.4 million and of $6.9 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 11.0% in 2002 and 2.4% to 14.0% in 2001.

Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.




2.   INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2002 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  207.3       $    2.3      $    0.1      $  209.5

     U.S. corporate securities:
       Public utilities                                      335.7           15.5           1.9         349.3
       Other corporate securities                           3,012.0         178.7           7.8       3,182.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                   3,347.7         194.2           9.7       3,532.2
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                             64.8            2.9           -            67.7
        Other                                                163.8           12.2           1.2         174.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           228.6           15.1           1.2         242.5
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              641.7           12.0           0.2         653.5

     Other asset-backed securities                           294.8            7.0           3.1         298.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      4,720.1          230.6          14.3       4,936.4
     Less: Fixed maturities pledged to creditors               -              -             -             -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $4,720.1       $  230.6      $   14.3      $ 4,936.4
     ===========================================================================================================




                                                        F-16



Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2001 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  132.1       $    0.5      $    3.4    $     129.2

     U.S. corporate securities:
       Public utilities                                       39.8            0.3           1.4           38.7
       Other corporate securities                          1,111.8           15.2          10.1        1,116.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                  1,151.6           15.5          11.5        1,155.6
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                            143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              167.0            3.6           0.9           169.7

     Other asset-backed securities                           388.2            7.2           1.7           393.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,982.5           30.1          17.7        1,994.9
     Less: Fixed maturities pledged to creditors               -              -             -              -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $1,982.5       $   30.1      $   17.7    $   1,994.9
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                           Amortized Cost     Fair Value
     ------------------------------------------------------------------------
     Due to mature:
       One year or less                   $       -           $    -
       After one year through five years        401.0            419.7
       After five years through ten years     1,681.3          1,773.1
       After ten years                        1,701.3          1,791.4
       Mortgage-backed securities               641.7            653.5
       Other asset-backed securities            294.8            298.7
     ------------------------------------------------------------------------
     ------------------------------------------------------------------------
     Fixed maturities                        $4,720.1         $4,936.4
     ========================================================================

At December 31, 2002 and 2001, fixed maturities with carrying values of $6.5 million and $6.9 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $40.0 and $3.9 million at December 31, 2002 and 2001, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.07 million.

3.   FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

FIXED MATURITIES SECURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

SURPLUS NOTES: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIMS RESERVES):

SUPPLEMENTARY CONTRACTS AND IMMEDIATE ANNUITIES: Estimated fair values of the Company's liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                         2002                               2001
     --------------------------------------------------------------------------------------------------------
                                              Carrying         Fair               Carrying            Fair
     (Millions)                                 Value          Value                Value             Value
     --------------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  4,936.4         $4,936.4            $ 1,994.9       $ 1,994.9
        Equity securities                         19.0             19.0                  -               -
        Mortgage loans on real estate            482.4            522.2                213.9           219.2
        Policy loans                              16.0             16.0                 14.8            14.8
        Cash and short-term investments          150.7            150.7                205.8           205.8
        Assets held in separate accounts      11,029.3         11,029.3             10,958.2        10,958.2

     Liabilities:
        Surplus notes                           (170.0)          (260.0)              (245.0)         (358.1)
        Investment contract liabilities:
        Deferred annuities                    (5,128.0)        (4,802.9)            (2,155.3)       (1,976.7)
        Supplementary contracts and
          immediate annuities                     (8.0)            (8.0)                (7.1)           (7.1)
        Liabilities related to separate
          accounts                           (11,029.3)       (11,029.3)           (10,958.2)      (10,958.2)
     --------------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                 Year Ended      Year Ended     Year Ended
                                 December 31,   December 31,   December 31,
     (Millions)                      2002           2001           2000
     -------------------------------------------------------------------------
     Fixed maturities           $     185.6   $      83.7    $      55.3
     Mortgage loans                    19.6          11.2            7.8
     Policy loans                       0.6           0.8            0.5
     Short term investments and
        cash equivalents                2.6           2.6            2.3
     Other                              0.4           0.6            0.7
     -------------------------------------------------------------------------
     Gross investment income          208.8          98.9           66.6
     Less: investment expenses         11.1           4.5            2.5
     -------------------------------------------------------------------------
     Net investment income      $     197.7   $      94.4    $      64.1
     =========================================================================


5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The ability of Golden American to pay dividends to the Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to Equitable Life without prior approval of statutory authorities. Golden American did not pay common stock dividends during 2002, 2001, or 2000.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(303.0) million, $(156.4) million and $(71.1) million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $424.9 million and $451.6 million as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $5.9 million.

The Company maintains a $40.0 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $75.0 million revolving note facility with Bank of New York and a $75.0 million revolving note facility with SunTrust Bank which expires on July 31, 2003.

6.       CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:



                                                 Year ended     Year ended     Year ended
                                                December 31,   December 31,   December 31,
     (Millions)                                     2002           2001           2000
     --------------------------------------------------------------------------------------
     Fixed maturities                           $    4.2         $  (4.9)    $    (6.3)
     Equity securities                               -              (1.6)         (0.2)
     Mortgage loans on real estate                   -               -            (0.1)
     --------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)     $    4.2         $  (6.5)    $    (6.6)
     ======================================================================================
     After-tax realized capital gains (losses)  $    2.7         $  (4.2)    $    (4.3)
     ======================================================================================


Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                Year ended        Year ended        Year ended
                               December 31,      December 31,      December 31,
     (Millions)                    2002              2001              2000
     ---------------------------------------------------------------------------
     Proceeds on sales          $ 7,297.1        $   880.7        $    205.1
     Gross gains                     76.8              6.9               0.2
     Gross losses                    72.6             11.8               6.5

Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:

     (Millions)                                 2002        2001       2000
     --------------------------------------------------------------------------
     Fixed maturities                        $ 204.0        $18.4      $12.4
     Equity securities                          (3.9)         -          -
     DAC/VOBA                                 (202.8)        (8.4)     (10.4)
     --------------------------------------------------------------------------
                                                (2.7)        10.0        2.0
     Increase (decrease) in deferred income
        taxes                                   (1.0)         2.1       (3.1)
     --------------------------------------------------------------------------
     Net changes in accumulated other
      comprehensive income (loss)            $  (1.7)    $    7.9  $     5.1
     --------------------------------------------------------------------------

Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

     (Millions)                                 2002          2001        2000
     ---------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                     $   216.3   $     12.3   $    (6.1)
       Equity securities                         (3.9)         -           -
       DAC/VOBA                                (209.2)        (6.4)        2.0
     ---------------------------------------------------------------------------
                                                  3.2          5.9        (4.1)
     Deferred income taxes                        1.1          2.1         -
     ---------------------------------------------------------------------------
     Net accumulated other comprehensive
          income (loss)                     $     2.1    $     3.8    $   (4.1)
     ===========================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


     (Millions)                                     2002       2001        2000
     ---------------------------------------------------------------------------
     Unrealized holding gains (losses) arising   $  (8.7)  $   11.1    $    6.9
        the year (1)
     Less: reclassification adjustment for
        gains  (losses) and other items
        included in net income (2)                   7.0       (3.2)       (1.8)
     ---------------------------------------------------------------------------
     Net unrealized gains (losses) on securities $  (1.7)  $    7.9    $    5.1
     ===========================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $13.4 million, $17.1 million and $10.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $10.8 million, $(4.9) million and $(2.8) million for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   SEVERANCE

In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $4.9 million pretax. The severance portion of this charge ($4.8 million pretax) is based on a plan to eliminate 260 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.1 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

     (Millions)                        Severance Liability  Positions
     ---------------------------------------------------------------------
     Balance at December 31, 2001          $     4.8           252
     Actions taken                              (3.4)         (194)
     ---------------------------------------------------------------------
     Balance at December 31, 2002          $     1.4            58
     =====================================================================

8.   INCOME TAXES

Starting in 2002, Golden American Life Insurance Company joins in the filing of a consolidated federal income tax return with its parent, Equitable Life and other affiliates. The Company has a tax allocation agreement with Equitable Life whereby the Company is charged for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

At December 31, 2002, the Company has net operating loss carryforwards of approximately $369.2 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2011 and 2016.

Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:

                                     Year ended    Year ended    Year ended
                                    December 31,  December 31,  December 31,
  (Millions)                            2002          2001          2000
  ---------------------------------------------------------------------------
    Current taxes (benefits):
        Federal                   $     (98.2)   $      0.6    $     (0.1)
  ---------------------------------------------------------------------------
           Total current taxes
           (benefits)                   (98.2)          0.6          (0.1)
  ---------------------------------------------------------------------------
    Deferred taxes (benefits):
        Federal                          85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
           Total deferred taxes
           (benefits)                    85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
    Total                         $     (12.5)   $      0.1    $     13.2
  ============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                               Year ended     Year ended    Year ended
                                              December 31,   December 31,  December 31,
     (Millions)                                   2002           2001          2000
     ------------------------------------------------------------------------------------
       Income before income taxes            $    (42.2)    $    (3.9)     $      32.4
       Tax rate                                      35%           35%             35%
     ------------------------------------------------------------------------------------
       Income tax at federal statutory rate       (14.8)         (1.4)           11.3
       Tax effect of:
          Goodwill amortization                     -             1.0             1.0
          Meals and entertainment                   0.6           0.5             0.3
          Other                                     1.7           -               0.6
     ------------------------------------------------------------------------------------
        Income tax expense (benefit)         $    (12.5)    $     0.1      $     13.2
     ------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                 2002          2001
     ------------------------------------------------------------------------------------
     Deferred tax assets:
        Operations and capital loss carryforwards            $     125.6    $   121.7
        Future policy benefits                                     214.1        176.3
        Goodwill                                                    11.1          -
        Investments                                                  0.2          0.1
     ------------------------------------------------------------------------------------
                                                                   351.0        298.1
     Deferred tax liabilities:
        Goodwill                                                     -           (3.5)
        Unrealized gains on investments                             (1.1)        (2.1)
        Deferred policy acquisition cost                          (254.8)      (222.8)
        Value of purchased insurance in force                       (5.0)        (6.9)
        Other                                                     (169.9)       (75.4)
     ------------------------------------------------------------------------------------
     Deferred tax liability before allowance                      (430.8)      (310.7)
     ------------------------------------------------------------------------------------
     Valuation allowance                                             -            -
     ------------------------------------------------------------------------------------
     Net deferred income tax liability                       $     (79.8)   $   (12.6)
     ====================================================================================

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9. BENEFIT PLANS

DEFINED BENEFIT PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Equitable Life ("Equitable Plan"), a qualified, defined contribution pension plan. The Company was allocated its share of the pension liability associated with employees.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into the ING Americas Retirement Plan. The Company transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the Company received a capital contribution, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $3.0 million for 2002.

The following tables summarize the benefit obligations and the funded status for pension benefits related to the Equitable Plan for the two-year period ended December 31, 2001:

(Millions)                                                        2001
------------------------------------------------------------------------------

    Change in benefit obligation:
      Benefit obligation at January 1                     $        7.9
      Service cost                                                 2.0
      Interest cost                                                0.8
      Actuarial (gain) loss                                       (2.7)
      Plan Amendments                                             (0.2)
      Transfer of benefit obligation to the Parent                (7.8)
                                                        ----------------------
      Benefit obligation at December 31                   $        -
                                                        ======================

    Funded status:
      Funded status at December 31 prior to the transfer
         of the benefit obligation to the Parent          $       (7.8)
      Unrecognized past service cost                              (1.1)
      Unrecognized net loss                                        -
      Transfer of the funded status to the Parent                  8.9
                                                        ----------------------
      Net amount recognized                               $        -
                                                        ======================

Prior to the merger of the qualified benefit plans of ING's U.S. subsidiaries at December 31, 2001, Equitable Life, held the plan assets.

The weighted-average assumptions used in the measurement of the Company's' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

                                                               2001
------------------------------------------------------------------------------

    Discount rate                                             7.50%
    Expected return on plan assets                            9.25
    Rate of compensation increase                             4.50

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

Year Ended December 31,                    2001            2000
------------------------------------------------------------------------
(MILLIONS)

    Service cost                       $    2.0           $    1.6
    Interest cost                           0.8                0.5
    Unrecognized past service cost          -                  -
                                    ------------------------------------
    Net periodic benefit cost          $    2.8           $    2.1
                                    ====================================

There were no gains or losses resulting from curtailments or settlements during 2001 or 2000.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001.

10. RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS:

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     o Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company ("SLIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, were $4.2 million, $0.3 million and $0.3 million, respectively for SLDIC and $1.0 million, $0.1 million and $0.1 million, respectively for SLIC.
     o Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2002, 2001 and 2000 commission expenses were incurred in the amounts of $282.9 million, $229.7 million, and $208.9 million, respectively.
     o Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $11.0 million, $4.4 million, and $2.5 million, respectively.
     o Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $0.6 million, $0.3 million, and $1.3 million, respectively.

          Golden American has certain agreements whereby it generates revenues and incurs expenses with affiliated entities.

         The agreements are as follows:

     o Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2002, 2001, and 2000 revenue for these services was $23.7 million, $23.1 million, and $21.3 million, respectively.
     o Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, totaled $9.8 million, $8.2 million, and $6.2 million, respectively for Equitable Life and $0.3 million, $0.4 million and $0.6 million, respectively for ULAIC.
     o Expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2002 and 2001, Golden American incurred expenses of $41.0 million and $23.2 million, respectively.
     o Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2002, 2001 and 2000.

REINSURANCE AGREEMENTS:

Golden American participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $100.9 million, $224.5 million and $218.8 million for the years ended December 31, 2002, 2001, and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $143.5 million, $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2002, 2001 and 2000, Golden American also had a payable to Equitable Life of $7.1 million, $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. Golden American also obtained an irrevocable letter of credit in the amount of $25 million related to this agreement. In addition, the Company obtained a standby letter of credit in the amount of $75 million.

RECIPROCAL LOAN AGREEMENT:

Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, Golden American and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $33,000, $26,000, and $481,000 for the years ended December 31, 2002, 2001 and 2000, respectively. At December 31, 2002, 2001, and 2000, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

SURPLUS NOTES:

Golden American issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:

(Millions)
-----------------------------------------------------------------------------------------------------------------------
     Surplus                                                              Maturity
      Note          Amount                    Affiliate                     Date         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
       8.2%           50.0    *Equitable Life                             12/29/29        2.0         4.1         4.1
       8.0            35.0     Security Life of Denver                    12/07/29        2.8         2.8         3.0
       7.8            75.0     Equitable Life                             09/29/29        5.8         5.8         5.8
       7.3            60.0     Equitable Life                             12/29/28        4.4         4.4         4.4
       8.3            25.0    *Equitable Life                             12/17/26        1.0         2.1         2.1
-----------------------------------------------------------------------------------------------------------------------

*Surplus notes redeemed June 28, 2002.

STOCKHOLDER'S EQUITY:

During 2002, 2001, and 2000, Golden American received capital contributions of $356.3 million, $196.8 million, and $115.0 million respectively.

11. REINSURANCE

At December 31, 2002, Golden American had reinsurance treaties with four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $90.7 million and $94.8 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, the Company had net receivables of $196.9 million and $56.0 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2002 and 2001, respectively, these net receivables were comprised of the following: $36.7 and $7.8 million for claims recoverable from reinsurers; $6.3 and $3.4 million for payable for reinsurance premiums; $137.2 million and $28.8 million for reserve credits; and $24.0 million and $22.7 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $50.8 million, $30.3 million and $21.7 million and net policy benefits recoveries of $49.5 million, $21.8 million and $8.9 million for the years ended December 21, 2002, 2001 and 2000, respectively.

Golden participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(2.9) million, $(0.5) million and $1.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002 rent expense for leases was $4.6 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $2.3 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $2.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $39.0 million and $25.2 million, respectively. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund the subscriptions of $38.0 million and $0.0 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.




QUARTERLY DATA (UNAUDITED)

2002 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------

  Total Revenue                             $      69.4   $      89.2    $     141.4     $     109.4
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                (3.2)        (16.0)         (60.2)           37.2
  Income taxes (benefit)                           (1.0)         (5.5)         (19.2)           13.2
------------------------------------------------------------------------------------------------------
  Income (loss) before cumulative effect
   of change in accounting principal               (2.2)        (10.5)         (41.0)           24.0
  Cumulative effect of change in
   accounting principle                             -             -              -            (135.3)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $      (2.2)  $     (10.5)   $     (41.0)    $    (111.3)
======================================================================================================

2001 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------
  Total Revenue                             $      72.1   $      65.4    $      70.1     $      69.2
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                14.2           5.6          (14.3)           (9.4)
  Income taxes                                      5.3           2.4           (5.6)           (2.0)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $       8.9   $       3.2    $      (8.7)    $      (7.4)
======================================================================================================


                                                  F-32

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2002




                                    CONTENTS


Report of Independent Auditors.............................................1

Audited Financial Statements

Statement of Assets and Liabilities........................................4
Statement of Operations...................................................32
Statements of Changes in Net Assets.......................................60
Notes to Financial Statements.............................................88

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The GCG Trust:                                             The GCG Trust (continued):
   All Cap                                                    Internet Tollkeeper Advisor
   All Cap Advisor                                            Investors
   Asset Allocation Growth                                    Investors Advisor
   Capital Growth                                             J.P. Morgan Fleming Small Cap Equity
   Capital Growth Advisor                                     J.P. Morgan Fleming Small Cap Advisor
   Capital Guardian Small Cap                                 Janus Growth and Income
   Capital Guardian Small Cap Advisor                         Janus Growth and Income Advisor
   Core Bond                                                  Large Cap Value
   Core Bond Advisor                                          Large Cap Value Advisor
   Developing World                                           Limited Maturity Bond
   Developing World Advisor                                   Liquid Asset
   Diversified Mid-Cap                                        Liquid Asset Advisor
   Diversified Mid-Cap Advisor                                Managed Global
   Emerging Markets                                           Managed Global Advisor
   Equity Growth                                              Market Manager
   Equity Growth Advisor                                      Mid-Cap Growth
   Equity Income                                              Mid-Cap Growth Advisor
   Equity Income Advisor                                      Real Estate
   Equity Opportunity                                         Real Estate Advisor
   Equity Opportunity Advisor                                 Research
   Focus Value                                                Research Advisor
   Focus Value Advisor                                        Special Situations
   Fully Managed                                              Special Situations Advisor
   Fully Managed Advisor                                      Strategic Equity
   Fundamental Growth Focus                                   Strategic Equity Advisor
   Fundamental Growth Advisor                                 Total Return
   Global Franchise                                           Total Return Advisor
   Global Franchise Advisor                                   Value Equity
   Growth                                                     Value Equity Advisor
   Growth Advisor                                             Van Kampen Growth and Income
   Hard Assets                                                Van Kampen Growth and Income Advisor
   Hard Assets Advisor                                     AIM Variable Insurance Funds:
   International Enhanced EAFE                                AIM V.I. Dent Demographic Trends
   International Enhanced EAFE Advisor                        AIM V.I. Growth
   International Equity                                       AIM V.I. Capital Appreciation
   International Equity Advisor                               AIM V.I. Core Equity
   Internet Tollkeeper                                        AIM V.I. Premier Equity



Alliance Variable Products Series Fund, Inc.:               ING Variable Portfolios, Inc. (continued):
   Alliance Bernstein Value                                   ING VP Small Company
   Alliance Growth and Income                                 ING VP Value Opportunity
   Alliance Premier Growth                                  ING Variable Products Trust:
Fidelity(R) Variable Insurance Products Fund:                 ING VP Convertible
   Fidelity(R) VIP Growth                                     ING VP Growth Opportunities
   Fidelity(R) VIP Equity-Income                              ING VP International Value
   Fidelity(R) VIP Contrafund(R)                              ING VP Large Company Value
   Fidelity(R) VIP Overseas                                   ING VP LargeCap Growth
Franklin Templeton Variable Insurance Products Trust:         ING VP MagnaCap
   Franklin Small Cap Value Securities                        ING VP MidCap Opportunities
Greenwich Street Series Fund:                                 ING VP SmallCap Opportunities
   Greenwich Appreciation                                   INVESCO Variable Investment Funds, Inc.:
The Galaxy VIP Fund:                                          INVESCO VIF - Financial Services
   Galaxy VIP Asset Allocation                                INVESCO VIF - Health Sciences
   Galaxy VIP Equity                                          INVESCO VIF - Leisure
   Galaxy VIP Growth and Income                               INVESCO VIF - Utilities
   Galaxy VIP High Quality Bond                             Janus Aspen Series:
   Galaxy VIP Small Company Growth                            Janus Aspen Series Balanced
ING GET Fund:                                                 Janus Aspen Series Flexible Income
   ING GET Fund - Series N                                    Janus Aspen Series Growth
   ING GET Fund - Series P                                    Janus Aspen Series Worldwide Growth
   ING GET Fund - Series Q                                  Oppenheimer Variable Accounts Fund:
   ING GET Fund - Series R                                    Oppenheimer Global Securities
   ING GET Fund - Series S                                    Oppenheimer Strategic Bond
   ING GET Fund - Series T                                  PIMCO Variable Insurance Trust:
   ING GET Fund - Series U                                    PIMCO High Yield
ING Partners, Inc.:                                           PIMCO StocksPLUS Growth and Income
   ING Alger Growth                                         Pioneer Variable Contracts Trust:
   ING American Century Small Cap Value                       Pioneer Equity-Income VCT
   ING J.P. Morgan Mid Cap Value                              Pioneer Fund VCT
   ING MFS(R)Capital Opportunities (Initial Class)            Pioneer Mid-Cap Value VCT
   ING MFS(R)Capital Opportunities (Service Class)            Pioneer Small Company VCT
   ING MFS(R)Global Growth                                  ProFunds VP:
   ING OpCap Balanced Value                                   ProFund VP Bull
   ING PIMCO Total Return                                     ProFund VP Europe 30
   ING Salomon Bros. Capital                                  ProFund VP Small-Cap
   ING Salomon Bros. Investors Value                        Prudential Series Fund, Inc.:
   ING Scudder International Growth                           Prudential Jennison
   ING T. Rowe Price Growth Equity                            Prudential SP Jennison International Growth
   ING UBS Tactical Asset Allocation                        Putnam Variable Trust:
   ING Van Kampen Comstock                                    Putnam VT Growth and Income
ING Variable Insurance Trust:                                 Putnam VT International Growth and Income
   ING VP Worldwide Growth                                    Putnam VT Voyager II


ING VP Bond Portfolio:                                      Travelers Series Fund Inc.:
   ING VP Bond                                                Smith Barney High Income
ING Variable Portfolios, Inc.:                                Smith Barney International All Cap Growth
   ING VP Growth                                              Smith Barney Large Cap Value
   ING VP Index Plus LargeCap                                 Smith Barney Money Market
   ING VP Index Plus MidCap                                 UBS Series Trust:
   ING VP Index Plus SmallCap                                 UBS Tactical Allocation


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Golden American Life Insurance Company Separate Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP
Atlanta, Georgia
March 14, 2003

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 GCG TRUST                  GCG TRUST    GCG TRUST
                                                   GCG TRUST       ASSET      GCG TRUST      CAPITAL      CAPITAL
                                      GCG TRUST     ALL CAP     ALLOCATION     CAPITAL       GROWTH       GUARDIAN
                                       ALL CAP      ADVISOR       GROWTH        GROWTH       ADVISOR     SMALL CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                         $247,786         $176       $47,253     $246,763          $148     $341,173
                                    ---------------------------------------------------------------------------------
Total assets                              247,786          176        47,253      246,763           148      341,173

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------
Total liabilities                              46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

NET ASSETS
   Accumulation units                    $247,740         $176       $47,241     $246,769          $148     $341,115
   Contracts in payout
     (annuitization) period                     -            -             -            -             -           31
                                    ---------------------------------------------------------------------------------
Total net assets                         $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

Total number of mutual fund shares     28,947,007       20,551     6,446,580   27,663,981        16,548   43,516,942
                                    =================================================================================

Cost of mutual fund shares               $326,290         $177       $55,931     $245,271          $154     $365,212
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST
                                       CAPITAL
                                      GUARDIAN                   GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                      SMALL CAP    GCG TRUST     CORE BOND    DEVELOPING   DEVELOPING    DIVERSIFIED
                                       ADVISOR     CORE BOND      ADVISOR       WORLD     WORLD ADVISOR    MID-CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                             $321     $425,187          $992      $60,010           $79      $91,178
                                    ---------------------------------------------------------------------------------
Total assets                                  321      425,187           992       60,010            79       91,178

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

NET ASSETS
    Accumulation units                       $321     $425,125          $992      $59,922           $79      $91,159
    Contracts in payout
      (annuitization) period                    -            -             -           78             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

Total number of mutual fund shares         40,778   40,927,570        95,384    9,463,043        12,488   12,304,724
                                    =================================================================================

Cost of mutual fund shares                   $320     $413,399          $995      $66,565           $81     $107,329
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST                 GCG TRUST
                                     DIVERSIFIED   GCG TRUST      EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                       MID-CAP       EQUITY       GROWTH        EQUITY       INCOME        EQUITY
                                       ADVISOR       GROWTH       ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $220       $4,363          $458     $409,709          $640     $280,956
                                    ---------------------------------------------------------------------------------
Total assets                                  220        4,363           458      409,709           640      280,956

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

NET ASSETS
    Accumulation units                       $220       $4,362          $458     $409,087          $640     $280,954
    Contracts in payout
      (annuitization) period                    -            -             -          583             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

Total number of mutual fund shares         29,088      553,027        58,036   42,151,267        65,893   28,011,556
                                    =================================================================================

Cost of mutual fund shares                   $224       $4,533          $480     $478,993          $660     $375,266
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                                             GCG TRUST    GCG TRUST
                                       EQUITY                    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                     OPPORTUNITY   GCG TRUST    FOCUS VALUE     FULLY        MANAGED       GROWTH
                                       ADVISOR    FOCUS VALUE     ADVISOR      MANAGED       ADVISOR       FOCUS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $34       $5,932           $48     $935,237          $894       $2,742
                                    ---------------------------------------------------------------------------------
Total assets                                   34        5,932            48      935,237           894        2,742

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

NET ASSETS
    Accumulation units                        $34       $5,931           $48     $934,553          $894       $2,742
    Contracts in payout
      (annuitization) period                    -            -             -          526             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

Total number of mutual fund shares          3,356      702,000         5,700   54,596,475        52,102      340,663
                                    =================================================================================

Cost of mutual fund shares                    $34       $6,022           $50     $951,332          $913       $2,856
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST
                                     FUNDAMENTAL   GCG TRUST      GLOBAL                   GCG TRUST
                                       GROWTH        GLOBAL      FRANCHISE     GCG TRUST     GROWTH      GCG TRUST
                                       ADVISOR     FRANCHISE      ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $108      $14,672          $708     $559,968           $92      $67,762
                                    ---------------------------------------------------------------------------------
Total assets                                  108       14,672           708      559,968            92       67,762

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

NET ASSETS
    Accumulation units                       $108      $14,670          $708     $560,041           $92      $67,731
    Contracts in payout
      (annuitization) period                    -            -             -            -             -           22
                                    ---------------------------------------------------------------------------------
Total net assets                             $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

Total number of mutual fund shares         13,419    1,643,031        78,863   57,609,909         9,474    6,907,479
                                    =================================================================================

Cost of mutual fund shares                   $113      $14,881          $702     $588,641           $97      $72,704
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST     GCG TRUST                  GCG TRUST
                                      GCG TRUST  INTERNATIONAL INTERNATIONAL   GCG TRUST  INTERNATIONAL  GCG TRUST
                                     HARD ASSETS    ENHANCED     ENHANCED    INTERNATIONAL   EQUITY       INTERNET
                                       ADVISOR        EAFE     EAFE ADVISOR     EQUITY       ADVISOR     TOLLKEEPER
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $97       $4,990          $165     $120,479          $254      $12,805
                                    ---------------------------------------------------------------------------------
Total assets                                   97        4,990           165      120,479           254       12,805

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

NET ASSETS
    Accumulation units                        $97       $4,990          $165     $120,477          $254      $12,802
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

Total number of mutual fund shares          9,842      602,666        19,839   17,486,179        36,824    2,690,088
                                    =================================================================================

Cost of mutual fund shares                    $95       $4,961          $166     $117,316          $254      $12,773
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST  GCG TRUST J.P.
                                     GCG TRUST                               J.P. MORGAN     MORGAN      GCG TRUST
                                      INTERNET                   GCG TRUST     FLEMING       FLEMING       JANUS
                                     TOLLKEEPER    GCG TRUST     INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                       ADVISOR     INVESTORS      ADVISOR       EQUITY       ADVISOR       INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $53      $92,152          $297       $9,491          $511     $130,375
                                    ---------------------------------------------------------------------------------
Total assets                                   53       92,152           297        9,491           511      130,375

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

NET ASSETS
    Accumulation units                        $53      $92,136          $297       $9,490          $511     $130,345
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

Total number of mutual fund shares         11,189   11,490,287        37,008    1,198,388        64,524   18,107,685
                                    =================================================================================

Cost of mutual fund shares                    $57     $119,320          $297       $9,902          $520     $156,213
                                    =================================================================================

SEE ACCOMPANYING NOTES.




                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST                               GCG TRUST                  GCG TRUST
                                    JANUS GROWTH   GCG TRUST    GCG TRUST      LIMITED                     LIQUID
                                     AND INCOME    LARGE CAP     LARGE CAP     MATURITY    GCG TRUST       ASSET
                                       ADVISOR       VALUE     VALUE ADVISOR     BOND     LIQUID ASSET    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $587     $295,742          $333     $559,019    $1,023,271       $1,800
                                    ---------------------------------------------------------------------------------
Total assets                                  587      295,742           333      559,019     1,023,271        1,800

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

NET ASSETS
    Accumulation units                       $587     $295,688          $333     $558,749    $1,023,108       $1,800
    Contracts in payout
      (annuitization) period                    -            -             -          192            71            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

Total number of mutual fund shares         81,270   38,209,569        42,967   48,864,682 1,023,271,242    1,799,891
                                    =================================================================================

Cost of mutual fund shares                   $602     $364,544          $347     $550,029    $1,023,271       $1,800
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST                  GCG TRUST
                                      GCG TRUST      MANAGED     GCG TRUST     MID-CAP                   GCG TRUST
                                       MANAGED       GLOBAL       MID-CAP       GROWTH      GCG TRUST   REAL ESTATE
                                       GLOBAL       ADVISOR       GROWTH       ADVISOR     REAL ESTATE    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $223,101          $50      $435,524         $549      $187,637         $276
                                    ---------------------------------------------------------------------------------
Total assets                              223,101           50       435,524          549       187,637          276

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

NET ASSETS
    Accumulation units                   $222,985          $50      $435,520         $549      $187,529         $276
    Contracts in payout
      (annuitization) period                   99            -            61            -            78            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

Total number of mutual fund shares     26,911,933        5,981    59,989,440       75,620    12,534,302       18,400
                                    =================================================================================

Cost of mutual fund shares               $265,330          $51      $536,584         $558      $203,069         $278
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST                  GCG TRUST
                                                    GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                      GCG TRUST     RESEARCH      SPECIAL     SITUATIONS    STRATEGIC      EQUITY
                                      RESEARCH      ADVISOR     SITUATIONS     ADVISOR       EQUITY       ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $421,026         $326       $21,800          $56      $139,837          $78
                                    ---------------------------------------------------------------------------------
Total assets                              421,026          326        21,800           56       139,837           78

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

NET ASSETS
    Accumulation units                   $421,035         $326       $21,794          $56      $139,689          $78
    Contracts in payout
      (annuitization) period                    -            -             -            -           163            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

Total number of mutual fund shares     35,202,892       27,238     3,488,059        8,892    15,554,763        8,627
                                    =================================================================================

Cost of mutual fund shares               $624,498         $329       $29,152          $56      $139,701          $79
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                   GCG TRUST                  GCG TRUST    GCG TRUST     VAN KAMPEN
                                                     TOTAL        GCG TRUST     VALUE      VAN KAMPEN    GROWTH AND
                                      GCG TRUST     RETURN         VALUE       EQUITY      GROWTH AND      INCOME
                                    TOTAL RETURN    ADVISOR        EQUITY      ADVISOR       INCOME        ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $853,368         $955      $173,253         $107      $554,615         $990
                                    ---------------------------------------------------------------------------------
Total assets                              853,368          955       173,253          107       554,615          990

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

NET ASSETS
    Accumulation units                   $853,266         $955      $173,226         $107      $554,483         $990
    Contracts in payout
      (annuitization) period                    -            -            13            -           125            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

Total number of mutual fund shares     57,621,059       64,473    13,535,386        8,350    32,188,897       57,364
                                    =================================================================================

Cost of mutual fund shares               $940,003         $984      $206,816         $110      $733,160       $1,001
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                       AIM V.I.
                                        DENT                     AIM V.I.                   AIM V.I.     ALLIANCE
                                     DEMOGRAPHIC    AIM V.I.      CAPITAL     AIM V.I.      PREMIER      BERNSTEIN
                                       TRENDS        GROWTH    APPRECIATION  CORE EQUITY     EQUITY        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $11,338         $848           $27          $41           $80       $2,709
                                    ---------------------------------------------------------------------------------
Total assets                               11,338          848            27           41            80        2,709

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

NET ASSETS
    Accumulation units                    $11,335         $848           $27          $41           $80       $2,709
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

Total number of mutual fund shares      2,999,480       75,286         1,672        2,417         4,947      309,651
                                    =================================================================================

Cost of mutual fund shares                $13,467         $932           $34          $44           $87       $2,932
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ALLIANCE      ALLIANCE                  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                     GROWTH AND     PREMIER     FIDELITY(R)      VIP           VIP          VIP
                                       INCOME        GROWTH     VIP GROWTH   EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $4,731       $2,094       $23,216      $23,855        $4,439           $9
                                    ---------------------------------------------------------------------------------
Total assets                                4,731        2,094        23,216       23,855         4,439            9

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

NET ASSETS
    Accumulation units                     $4,730       $2,094       $23,212      $23,851        $4,438           $9
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

Total number of mutual fund shares        286,931      121,132     1,000,254    1,325,264       247,315          848
                                    =================================================================================

Cost of mutual fund shares                 $5,706       $2,199       $24,417      $23,730        $4,720           $9
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      FRANKLIN                                                           GALAXY VIP
                                      SMALL CAP                  GALAXY VIP                 GALAXY VIP      HIGH
                                        VALUE      GREENWICH      ASSET        GALAXY VIP   GROWTH AND     QUALITY
                                     SECURITIES   APPRECIATION  ALLOCATION      EQUITY       INCOME         BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $17         $589          $631         $487          $122         $130
                                    ---------------------------------------------------------------------------------
Total assets                                   17          589           631          487           122          130

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $17         $589          $631         $487          $122         $130
                                    =================================================================================

NET ASSETS
    Accumulation units                        $17         $589          $631         $487          $122         $130
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $17         $589          $631         $487          $122         $130
                                    =================================================================================

Total number of mutual fund shares          1,814       33,520        52,433       43,112        15,339       11,785
                                    =================================================================================

Cost of mutual fund shares                    $20         $704          $875         $907          $171         $124
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                     GALAXY VIP
                                        SMALL       ING GET      ING GET      ING GET      ING GET      ING GET
                                       COMPANY       FUND -       FUND -       FUND -       FUND -       FUND -
                                       GROWTH       SERIES N     SERIES P     SERIES Q     SERIES R     SERIES S
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $57      $28,663      $142,429     $169,061      $170,561     $219,297
                                    ---------------------------------------------------------------------------------
Total assets                                   57       28,663       142,429      169,061       170,561      219,297

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

NET ASSETS
    Accumulation units                        $57      $28,661      $143,846     $169,029      $170,526     $219,270
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

Total number of mutual fund shares          7,252    2,832,289    13,991,036   16,838,766    16,887,183   21,777,267
                                    =================================================================================

Cost of mutual fund shares                    $90      $28,540      $140,492     $168,845      $169,204     $218,284
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                 ING                     ING MFS(R)
                                                                               AMERICAN                   CAPITAL
                                       ING GET       ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                        FUND -       FUND -      ING ALGER    SMALL CAP    MORGAN MID     (INITIAL
                                       SERIES T     SERIES U      GROWTH        VALUE      CAP VALUE      CLASS)
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $237,964       $1,048           $39           $2          $301       $1,280
                                    ---------------------------------------------------------------------------------
Total assets                              237,964        1,048            39            2           301        1,280

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

NET ASSETS
    Accumulation units                   $237,948       $1,048           $39           $2          $301       $1,280
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

Total number of mutual fund shares     23,514,212      104,710         5,928          214        32,577       67,567
                                    =================================================================================

Cost of mutual fund shares               $235,664       $1,047           $43           $2          $293       $1,561
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ING MFS(R)
                                       CAPITAL                                                             ING SALOMON
                                    OPPORTUNITIES   ING MFS(R)     ING OPCAP     ING PIMCO    ING SALOMON     BROS.
                                      (SERVICE       GLOBAL         BALANCED       TOTAL         BROS.      INVESTORS
                                       CLASS)        GROWTH         VALUE          RETURN       CAPITAL        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $72          $75          $126         $593            $9           $4
                                    ---------------------------------------------------------------------------------
Total assets                                   72           75           126          593             9            4

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $72          $75          $126         $593            $9           $4
                                    =================================================================================

NET ASSETS
    Accumulation units                        $72          $75          $126         $593            $9           $4
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $72          $75          $126         $593            $9           $4
                                    =================================================================================

Total number of mutual fund shares          3,834        8,956        13,107       56,245           762          373
                                    =================================================================================

Cost of mutual fund shares                    $85          $75          $131         $599            $9           $4
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   ING T. ROWE    ING UBS
                                     ING SCUDDER      PRICE       TACTICAL      ING VAN       ING VP
                                    INTERNATIONAL    GROWTH        ASSET        KAMPEN      WORLDWIDE       ING VP
                                       GROWTH        EQUITY     ALLOCATION     COMSTOCK      GROWTH          BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                               $7         $144            $2       $1,737       $27,365      $49,597
                                    ---------------------------------------------------------------------------------
Total assets                                    7          144             2        1,737        27,365       49,597

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------

NET ASSETS                                     $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

NET ASSETS
    Accumulation units                         $7         $144            $2       $1,737       $27,358      $49,590
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                               $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

Total number of mutual fund shares            918        4,150            94      208,228     5,077,001    3,665,695
                                    =================================================================================

Cost of mutual fund shares                     $8         $162            $2       $1,730       $32,839      $49,791
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     ING VP        ING VP        ING VP                    ING VP
                                       ING VP      INDEX PLUS      INDEX       INDEX PLUS  ING VP SMALL     VALUE
                                       GROWTH       LARGECAP     PLUS MIDCAP    SMALLCAP      COMPANY    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $46       $4,590        $5,910       $4,006          $156       $1,086
                                    ---------------------------------------------------------------------------------
Total assets                                   46        4,590         5,910        4,006           156        1,086

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

NET ASSETS
    Accumulation units                        $46       $4,589        $5,909       $4,005          $156       $1,086
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

Total number of mutual fund shares          6,680      423,812       499,540      403,834        13,756      111,346
                                    =================================================================================

Cost of mutual fund shares                    $50       $4,673        $6,054       $4,041          $209       $1,335
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                  ING VP
                                                     ING VP          ING VP        LARGE        ING VP
                                       ING VP        GROWTH       INTERNATIONAL   COMPANY      LARGECAP       ING VP
                                     CONVERTIBLE   OPPORTUNITIES      VALUE        VALUE        GROWTH       MAGNACAP
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,034       $9,921           $42         $958        $1,006      $12,340
                                    ---------------------------------------------------------------------------------
Total assets                                1,034        9,921            42          958         1,006       12,340

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

NET ASSETS
    Accumulation units                     $1,034       $9,918           $42         $958        $1,006      $12,338
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

Total number of mutual fund shares        109,462    2,638,582         4,816      120,960       160,390    1,801,417
                                    =================================================================================

Cost of mutual fund shares                 $1,086      $12,343           $52       $1,116        $1,054      $14,542
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                       ING VP        ING VP     INVESCO VIF  INVESCO VIF
                                       MIDCAP       SMALLCAP    - FINANCIAL    - HEALTH    INVESCO VIF  INVESCO VIF
                                    OPPORTUNITIES OPPORTUNITIES  SERVICES      SCIENCES     - LEISURE   - UTILITIES
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $12      $30,125       $22,946      $30,564        $6,098       $7,784
                                    ---------------------------------------------------------------------------------
Total assets                                   12       30,125        22,946       30,564         6,098        7,784

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

NET ASSETS
    Accumulation units                        $12      $30,118       $22,941      $30,558        $6,097       $7,783
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

Total number of mutual fund shares          2,752    2,840,607     2,185,295    2,222,861       715,754      697,486
                                    =================================================================================

Cost of mutual fund shares                    $16      $42,110       $23,502      $32,262        $6,082       $7,988
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                   JANUS ASPEN               JANUS ASPEN
                                     JANUS ASPEN     SERIES     JANUS ASPEN    SERIES     OPPENHEIMER   OPPENHEIMER
                                       SERIES       FLEXIBLE      SERIES      WORLDWIDE      GLOBAL      STRATEGIC
                                      BALANCED       INCOME       GROWTH        GROWTH     SECURITIES       BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $496         $283          $192       $3,535          $205          $16
                                    ---------------------------------------------------------------------------------
Total assets                                  496          283           192        3,535           205           16

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

NET ASSETS
    Accumulation units                       $496         $283          $192       $3,534          $205          $16
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

Total number of mutual fund shares         23,270       22,071        13,244      168,746        11,665        3,487
                                    =================================================================================

Cost of mutual fund shares                   $525         $273          $224       $3,639          $244          $16
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                     PIMCO
                                        PIMCO      STOCKSPLUS     PIONEER                    PIONEER      PIONEER
                                        HIGH       GROWTH AND  EQUITY-INCOME   PIONEER       MID-CAP       SMALL
                                        YIELD        INCOME         VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $305,275     $181,641          $179      $20,067       $53,073       $3,418
                                    ---------------------------------------------------------------------------------
Total assets                              305,275      181,641           179       20,067        53,073        3,418

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------
Total liabilities                              38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

NET ASSETS
    Accumulation units                   $305,237     $181,637          $179      $20,064       $53,062       $3,417
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

Total number of mutual fund shares     42,576,723   25,044,953        11,764    1,315,882     3,571,539      376,869
                                    =================================================================================

Cost of mutual fund shares               $319,995     $240,989          $199      $21,406       $59,944       $3,947
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                            PRUDENTIAL
                                                                                           SP JENNISON    PUTNAM VT
                                     PROFUND VP    PROFUND VP   PROFUND VP    PRUDENTIAL   INTERNATIONAL  GROWTH AND
                                        BULL       EUROPE 30     SMALL-CAP     JENNISON       GROWTH        INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $31,273      $15,629       $38,620      $37,756       $15,344       $1,662
                                    ---------------------------------------------------------------------------------
Total assets                               31,273       15,629        38,620       37,756        15,344        1,662

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

NET ASSETS
    Accumulation units                    $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

Total number of mutual fund shares      1,527,025      867,774     1,743,448    2,972,899     3,661,627       89,142
                                    =================================================================================

Cost of mutual fund shares                $32,082      $15,970       $40,061      $39,753       $15,921       $1,902
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                SMITH
                                      PUTNAM VT                                BARNEY                       SMITH
                                    INTERNATIONAL                            INTERNATIONAL SMITH BARNEY     BARNEY
                                     GROWTH AND     PUTNAM VT   SMITH BARNEY   ALL CAP       LARGE CAP      MONEY
                                       INCOME      VOYAGER II   HIGH INCOME     GROWTH         VALUE        MARKET
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $2,981       $1,645          $319         $201          $371         $143
                                    ---------------------------------------------------------------------------------
Total assets                                2,981        1,645           319          201           371          143

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

NET ASSETS
    Accumulation units                     $2,981       $1,645          $319         $201          $371         $143
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

Total number of mutual fund shares        357,012      470,066        50,922       22,831        28,077      142,697
                                    =================================================================================

Cost of mutual fund shares                 $3,378       $2,030          $533         $365          $563         $143
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                    UBS TACTICAL
                                     ALLOCATION
                                    --------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,548
                                    --------------
Total assets                                1,548

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -
                                    --------------
Total liabilities                               -
                                    --------------

NET ASSETS                                 $1,548
                                    ==============

NET ASSETS
    Accumulation units                     $1,548
    Contracts in payout
      (annuitization) period                    -
                                    --------------
Total net assets                           $1,548
                                    ==============

Total number of mutual fund shares        159,134
                                    ==============

Cost of mutual fund shares                 $1,802
                                    ==============

SEE ACCOMPANYING NOTES.

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                     Golden American Life Insurance Company
                               Separate Account B

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                            GCG TRUST                  GCG TRUST    GCG TRUST
                                                               GCG TRUST      ASSET      GCG TRUST      CAPITAL      CAPITAL
                                                  GCG TRUST     ALL CAP     ALLOCATION    CAPITAL       GROWTH       GUARDIAN
                                                   ALL CAP      ADVISOR       GROWTH       GROWTH       ADVISOR     SMALL CAP
                                                 -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $632         $-           $602           $-         $-            $523
                                                 -------------------------------------------------------------------------------
Total investment income                                  632          -            602            -          -             523

Expenses:
   Mortality and expense risk and other charges        4,742          -            929        4,657          -           6,716
     Annual administrative charges                       161          -             32          159          -             248
     Minimum death benefit guarantee charges               -          -              -            -          -               -
     Contingent deferred sales charges                   286          -             32          520          -             523
     Other contract charges                              481          -            120          154          -             368
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -              -            1          -               3
        Premium taxes                                      -          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,670          -          1,113        5,491          -           7,858
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,038)         -           (511)      (5,491)         -          (7,335)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (14,269)         -         (2,018)    (211,562)         -         (87,705)
Capital gains distributions                                2          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (14,267)         -         (2,018)    (211,562)         -         (87,705)

Net unrealized appreciation (depreciation) of
   investments                                       (74,887)        (1)        (8,019)      97,211         (6)        (39,390)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(94,192)       $(1)      $(10,548)   $(119,842)       $(6)      $(134,430)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST
                                                   CAPITAL
                                                   GUARDIAN                 GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                                  SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING   DEVELOPING   DIVERSIFIED
                                                   ADVISOR     CORE BOND     ADVISOR       WORLD     WORLD ADVISOR   MID-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $9,185        $16             $-         $-            $228
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          9,185         16              -          -             228

Expenses:
   Mortality and expense risk and other charges          -          4,101          1          1,144          -           1,361
     Annual administrative charges                       -            124          -             50          -              43
     Minimum death benefit guarantee charges             -              -          -              -          -               -
     Contingent deferred sales charges                   -            185          -             93          -              62
     Other contract charges                              -            376          -             68          -             167
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              1          -              1          -               -
        Premium taxes                                    -              -          -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          4,787          1          1,356          -           1,633
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          4,398         15         (1,356)         -          (1,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          1,692          -          1,932          -          (1,645)
Capital gains distributions                              -            545          1              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          2,237          1          1,932          -          (1,645)

Net unrealized appreciation (depreciation) of
   investments                                           1         10,717         (3)        (8,556)        (2)        (16,949)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $17,352        $13        $(7,980)       $(2)       $(19,999)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST                  GCG TRUST
                                                 DIVERSIFIED   GCG TRUST     EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                                   MID-CAP       EQUITY      GROWTH        EQUITY       INCOME       EQUITY
                                                   ADVISOR       GROWTH      ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $3           $-         $5,698         $7            $437
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            3            -          5,698          7             437

Expenses:
   Mortality and expense risk and other charges          -           19            1          6,536          1           5,459
     Annual administrative charges                       -            1            -            217          -             191
     Minimum death benefit guarantee charges             -            -            -              3          -               -
     Contingent deferred sales charges                   -            -            -            413          -             459
     Other contract charges                              -            2            -            399          -             287
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             18          -              12
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           22            1          7,586          1           6,408
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (19)          (1)        (1,888)         6          (5,971)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (88)           -        (15,791)         -        (150,767)
Capital gains distributions                              -            -            -          1,935          3               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (88)           -        (13,856)         3        (150,767)

Net unrealized appreciation (depreciation) of
   investments                                          (4)        (170)         (22)       (56,537)       (20)         21,921
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)       $(277)        $(23)      $(72,281)      $(11)      $(134,817)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST                                            GCG TRUST    GCG TRUST
                                                    EQUITY     GCG TRUST    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                                 OPPORTUNITY     FOCUS     FOCUS VALUE     FULLY        MANAGED       GROWTH
                                                   ADVISOR       VALUE       ADVISOR      MANAGED       ADVISOR       FOCUS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-        $14,219          $10            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -         14,219           10             -

Expenses:
   Mortality and expense risk and other charges          -           33            -         13,275            1            11
     Annual administrative charges                       -            1            -            486            -             -
     Minimum death benefit guarantee charges             -            -            -              1            -             -
     Contingent deferred sales charges                   -            1            -            905            -             -
     Other contract charges                              -            4            -            881            -             1
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             15            -             -
        Premium taxes                                    -            -            -              1            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           39            -         15,564            1            12
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (39)           -         (1,345)           9           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (201)           -          3,703            1           (17)
Capital gains distributions                              -            -            -         10,018            8             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (201)           -         13,721            9           (17)

Net unrealized appreciation (depreciation) of
   investments                                           -          (90)          (2)       (34,916)         (20)         (114)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-        $(330)         $(2)      $(22,540)         $(2)        $(143)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST
                                                 FUNDAMENTAL   GCG TRUST     GLOBAL                    GCG TRUST
                                                    GROWTH      GLOBAL      FRANCHISE    GCG TRUST      GROWTH      GCG TRUST
                                                   ADVISOR     FRANCHISE     ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-             $-         $-            $386
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -              -          -             386

Expenses:
   Mortality and expense risk and other charges          -           70            1         11,796          -             912
     Annual administrative charges                       -            3            -            421          -              33
     Minimum death benefit guarantee charges             -            -            -              -          -               1
     Contingent deferred sales charges                   -            2            -          1,183          -              39
     Other contract charges                              -            9            -            545          -              42
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              5          -               1
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           84            1         13,950          -           1,028
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (84)          (1)       (13,950)         -            (642)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (154)           -       (524,085)         -          (2,333)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (154)           -       (524,085)         -          (2,333)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (208)           6        244,425         (5)         (1,937)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(446)          $5      $(293,610)       $(5)        $(4,912)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                               GCG TRUST    GCG TRUST                  GCG TRUST
                                                  GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST  INTERNATIONAL   GCG TRUST
                                                 HARD ASSETS    ENHANCED     ENHANCED   INTERNATIONAL   EQUITY       INTERNET
                                                   ADVISOR        EAFE     EAFE ADVISOR    EQUITY       ADVISOR     TOLLKEEPER
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $13           $-         $1,039         $2              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           13            -          1,039          2               -

Expenses:
   Mortality and expense risk and other charges          -           31            -          2,195          1             142
     Annual administrative charges                       -            1            -             68          -               5
     Minimum death benefit guarantee charges             -            -            -              -          -               -
     Contingent deferred sales charges                   -            -            -            205          -               3
     Other contract charges                              -            5            -             81          -              19
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              -          -               -
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           37            -          2,549          1             169
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (24)           -         (1,510)         1            (169)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (285)           -        (18,218)         -          (3,259)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (285)           -        (18,218)         -          (3,259)

Net unrealized appreciation (depreciation) of
   investments                                           1           29           (1)        (1,709)         -              32
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $(280)         $(1)      $(21,437)        $1         $(3,396)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                         GCG TRUST  GCG TRUST J.P.
                                                  GCG TRUST                             J.P. MORGAN     MORGAN      GCG TRUST
                                                   INTERNET                 GCG TRUST     FLEMING       FLEMING       JANUS
                                                  TOLLKEEPER   GCG TRUST    INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                                   ADVISOR     INVESTORS     ADVISOR       EQUITY       ADVISOR       INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $771         $1           $-           $-            $527
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            771          1            -            -             527

Expenses:
   Mortality and expense risk and other charges          -          1,619          -           47            1           1,971
     Annual administrative charges                       -             45          -            2            -              69
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -             98          -            1            -             130
     Other contract charges                              -            165          -            6            -             226
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          1,927          -           56            1           2,396
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (1,156)         1          (56)          (1)         (1,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (2,693)         -          (90)           -          (4,040)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (2,693)         -          (90)           -          (4,040)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (23,933)         -         (411)          (9)        (22,039)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(27,782)        $1        $(557)        $(10)       $(27,948)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST
                                                    JANUS                   GCG TRUST    GCG TRUST                   GCG TRUST
                                                  GROWTH AND   GCG TRUST    LARGE CAP     LIMITED                     LIQUID
                                                    INCOME     LARGE CAP      VALUE       MATURITY    GCG TRUST       ASSET
                                                   ADVISOR       VALUE       ADVISOR        BOND     LIQUID ASSET    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $1           $695         $-        $16,692      $14,926          $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  1            695          -         16,692       14,926           2

Expenses:
   Mortality and expense risk and other charges          1          4,710          1          7,274       16,952           4
     Annual administrative charges                       -            154          -            236          607           -
     Minimum death benefit guarantee charges             -              -          -              1            4           -
     Contingent deferred sales charges                   -            343          -            650       31,673           -
     Other contract charges                              -            473          -            352          686           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -              7           20           -
        Premium taxes                                    -              -          -              1            7           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          5,680          1          8,521       49,949           4
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (4,985)        (1)         8,171      (35,023)         (2)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -        (12,529)         -          5,336            -           -
Capital gains distributions                              -              -          -          1,065            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -        (12,529)         -          6,401            -           -

Net unrealized appreciation (depreciation) of
   investments                                         (15)       (66,466)       (14)         9,830            -           -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(15)      $(83,980)      $(15)       $24,402     $(35,023)        $(2)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               GCG TRUST               GCG TRUST
                                                  GCG TRUST     MANAGED     GCG TRUST   MID-CAP                    GCG TRUST
                                                   MANAGED      GLOBAL       MID-CAP     GROWTH       GCG TRUST   REAL ESTATE
                                                   GLOBAL       ADVISOR      GROWTH      ADVISOR     REAL ESTATE    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $306         $-             $-         $-         $6,320          $7
                                                 -------------------------------------------------------------------------------
Total investment income                                  306          -              -          -          6,320           7

Expenses:
   Mortality and expense risk and other charges        3,679          -          9,857          -          2,682           -
     Annual administrative charges                       115          -            303          -            104           -
     Minimum death benefit guarantee charges               -          -              1          -              -           -
     Contingent deferred sales charges                   215          -            836          -            181           -
     Other contract charges                              267          -            578          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                7          -              6          -              5           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         4,283          -         11,581          -          3,156           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (3,977)         -        (11,581)         -          3,164           7

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (2,654)         -       (502,998)         -          3,631           -
Capital gains distributions                                -          -              -          -          1,891           2
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (2,654)         -       (502,998)         -          5,522           2

Net unrealized appreciation (depreciation) of
   investments                                       (50,119)        (2)        41,552         (9)       (16,719)         (2)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(56,750)       $(2)     $(473,027)       $(9)       $(8,033)         $7
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                        GCG TRUST                   GCG TRUST
                                                               GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                                   GCG TRUST    RESEARCH     SPECIAL     SITUATIONS    STRATEGIC     EQUITY
                                                   RESEARCH     ADVISOR     SITUATIONS    ADVISOR       EQUITY       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $2,140         $-             $-         $-             $-          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                2,140          -              -          -              -           -

Expenses:
   Mortality and expense risk and other charges        8,315          -            411          -          3,062           -
     Annual administrative charges                       274          -             17          -            104           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                   895          -             23          -            320           -
     Other contract charges                              398          -             53          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1          -              -          -              2           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         9,883          -            504          -          3,672           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (7,743)         -           (504)         -         (3,672)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (159,946)         -         (1,565)         -       (113,239)          -
Capital gains distributions                                -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                      (159,946)         -         (1,565)         -       (113,239)          -

Net unrealized appreciation (depreciation) of
   investments                                         3,501         (3)        (6,229)        (1)        38,088          (1)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                 $(164,188)       $(3)       $(8,298)       $(1)      $(78,823)        $(1)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                                    GCG TRUST
                                                               GCG TRUST                 GCG TRUST    GCG TRUST     VAN KAMPEN
                                                  GCG TRUST      TOTAL      GCG TRUST      VALUE      VAN KAMPEN    GROWTH AND
                                                    TOTAL        RETURN       VALUE        EQUITY     GROWTH AND      INCOME
                                                    RETURN      ADVISOR       EQUITY      ADVISOR       INCOME       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $19,811        $18         $1,325         $1         $5,457          $6
                                                 -------------------------------------------------------------------------------
Total investment income                               19,811         18          1,325          1          5,457           6

Expenses:
   Mortality and expense risk and other charges       13,476          1          3,024          -         10,153           1
     Annual administrative charges                       457          -            102          -            334           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                 1,115          -            279          -          1,058           -
     Other contract charges                              705          -            150          -            323           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                5          -              3          -             18           -
        Premium taxes                                      1          -              -          -              1           -
                                                 -------------------------------------------------------------------------------
Total expenses                                        15,759          1          3,558          -         11,887           1
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           4,052         17         (2,233)         1         (6,430)          5

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  295          1        (11,165)         -         (9,833)          1
Capital gains distributions                              409          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           704          1        (11,165)         -         (9,833)          1

Net unrealized appreciation (depreciation) of
   investments                                       (67,592)       (29)       (27,107)        (3)      (100,836)        (12)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(62,836)      $(11)      $(40,505)       $(2)     $(117,099)        $(6)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   AIM V.I.
                                                     DENT                    AIM V.I.                   AIM V.I.     ALLIANCE
                                                 DEMOGRAPHIC    AIM V.I.     CAPITAL      AIM V.I.      PREMIER      BERNSTEIN
                                                    TRENDS       GROWTH    APPRECIATION CORE EQUITY     EQUITY         VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-         $-           $-           $-           $-            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          -            -            -            -             3

Expenses:
   Mortality and expense risk and other charges          140         11            -            -            -            26
     Annual administrative charges                         5          -            -            -            -             1
     Minimum death benefit guarantee charges               -          -            -            -            -             -
     Contingent deferred sales charges                     3          -            -            -            -             -
     Other contract charges                               11          -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -             -
        Premium taxes                                      -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           159         11            -            -            -            27
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (159)       (11)           -            -            -           (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (1,222)      (108)           -            -            -           (19)
Capital gains distributions                                -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (1,222)      (108)           -            -            -           (19)

Net unrealized appreciation (depreciation) of
   investments                                        (2,117)      (102)          (7)          (3)          (7)         (241)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(3,498)     $(221)         $(7)         $(3)         $(7)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ALLIANCE     ALLIANCE    FIDELITY(R)  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                                  GROWTH AND    PREMIER                     VIP           VIP          VIP
                                                    INCOME       GROWTH     VIP GROWTH  EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $144           $-           $1         $102          $11          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  144            -            1          102           11           -

Expenses:
   Mortality and expense risk and other charges           54           25          114          140           44           -
     Annual administrative charges                         1            1            5            5            1           -
     Minimum death benefit guarantee charges               -            -            -            -            -           -
     Contingent deferred sales charges                     3            -            4            4            1           -
     Other contract charges                                -            -            8            6            -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -           -
        Premium taxes                                      -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                            58           26          131          155           46           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                              86          (26)        (130)         (53)         (35)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (72)        (413)        (725)      (1,606)         (35)          -
Capital gains distributions                                -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           (72)        (413)        (725)      (1,606)         (35)          -

Net unrealized appreciation (depreciation) of
   investments                                        (1,016)        (166)      (1,237)          62         (331)          -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(1,002)       $(605)     $(2,092)     $(1,597)       $(401)         $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                                    GALAXY VIP
                                                  FRANKLIN                  GALAXY VIP                GALAXY VIP       HIGH
                                                  SMALL CAP    GREENWICH      ASSET      GALAXY VIP   GROWTH AND     QUALITY
                                                    VALUE     APPRECIATION  ALLOCATION     EQUITY       INCOME         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $10          $20           $1           $-            $6
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           10           20            1            -             6

Expenses:
   Mortality and expense risk and other charges          -            9           15           10            2             2
     Annual administrative charges                       -            1            1            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           10           16           12            2             2
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            4          (11)          (2)            4

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (11)        (192)         (84)          (5)            2
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (11)        (192)         (84)          (5)            2

Net unrealized appreciation (depreciation) of
   investments                                          (3)        (130)         (40)        (126)         (42)            3
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(3)       $(141)       $(228)       $(221)        $(49)           $9
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GALAXY VIP
                                                    SMALL       ING GET      ING GET      ING GET      ING GET       ING GET
                                                   COMPANY       FUND -       FUND -       FUND -       FUND -        FUND -
                                                    GROWTH      SERIES N     SERIES P     SERIES Q     SERIES R      SERIES S
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $396         $109       $3,320         $2,458      $1,400
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          396          109        3,320          2,458       1,400

Expenses:
   Mortality and expense risk and other charges          1          597        3,008        2,883          2,050       1,464
     Annual administrative charges                       -            8       (1,381)          42             36          28
     Minimum death benefit guarantee charges             -            -            -            -              -           -
     Contingent deferred sales charges                   -           16           95           60             52          40
     Other contract charges                              -            -            -            -              -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -              -           -
        Premium taxes                                    -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          621        1,722        2,985          2,138       1,532
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (1)        (225)      (1,613)         335            320        (132)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (7)           1          (70)          (3)            48         (15)
Capital gains distributions                              -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (7)           1          (70)          (3)            48         (15)

Net unrealized appreciation (depreciation) of
   investments                                         (23)        (538)       1,644          217          1,356       1,013
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(31)       $(762)        $(39)        $549         $1,724        $866
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                            ING                     ING MFS(R)
                                                                                          AMERICAN                   CAPITAL
                                                   ING GET      ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                                    FUND -       FUND -      ING ALGER   SMALL CAP    MORGAN MID     (INITIAL
                                                   SERIES T     SERIES U      GROWTH       VALUE       CAP VALUE      CLASS)
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $26         $-           $-           $-           $1              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                   26          -            -            -            1               -

Expenses:
   Mortality and expense risk and other charges          304          -            -            -            1              17
     Annual administrative charges                        17          -            -            -            -               -
     Minimum death benefit guarantee charges               -          -            -            -            -               -
     Contingent deferred sales charges                     3          -            -            -            -               -
     Other contract charges                                -          -            -            -            -               -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -               -
        Premium taxes                                      -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           324          -            -            -            1              17
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (298)         -            -            -            -             (17)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    8          -            -            -           (4)            (59)
Capital gains distributions                                -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                             8          -            -            -           (4)            (59)

Net unrealized appreciation (depreciation) of
   investments                                         2,300          -           (4)           -            7            (329)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $2,010         $-          $(4)          $-           $3           $(405)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ING MFS(R)
                                                   CAPITAL                                                         ING SALOMON
                                                 OPPORTUNITIES  ING MFS(R)  ING OPCAP     ING PIMCO   ING SALOMON      BROS.
                                                   (SERVICE      GLOBAL      BALANCED      TOTAL         BROS.      INVESTORS
                                                    CLASS)       GROWTH       VALUE        RETURN       CAPITAL        VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-          $14           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -           14            -             -

Expenses:
   Mortality and expense risk and other charges          -            -            -            1            -             -
     Annual administrative charges                       -            -            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
       to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            1            -             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -           13            -             -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            1            -             -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            1            -             -

Net unrealized appreciation (depreciation) of
   investments                                         (13)           -           (5)          (5)           -             -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(13)          $-          $(5)          $9           $-            $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               ING T. ROWE   ING UBS
                                                  ING SCUDDER     PRICE     TACTICAL     ING VAN       ING VP
                                                 INTERNATIONAL   GROWTH       ASSET       KAMPEN      WORLDWIDE      ING VP
                                                    GROWTH       EQUITY    ALLOCATION    COMSTOCK      GROWTH         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-           $7           $4        $1,391
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -            7            4         1,391

Expenses:
   Mortality and expense risk and other charges          -            -            -            4          443           220
     Annual administrative charges                       -            -            -            -           16            11
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1           16            33
     Other contract charges                              -            -            -            -           65            21
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            5          540           285
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -            2         (536)        1,106

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            -       (2,830)          134
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            -       (2,830)          134

Net unrealized appreciation (depreciation) of
   investments                                           -          (19)           -            7       (4,792)         (195)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-         $(19)          $-           $9      $(8,158)       $1,045
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 ING VP       ING VP       ING VP                    ING VP
                                                    ING VP     INDEX PLUS   INDEX PLUS   INDEX PLUS  ING VP SMALL    VALUE
                                                    GROWTH      LARGECAP      MIDCAP      SMALLCAP      COMPANY    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $4          $11          $10           $1            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            4           11           10            1             3

Expenses:
   Mortality and expense risk and other charges          -           34           57           40            1            14
     Annual administrative charges                       -            1            1            1            -             1
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            1            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           35           59           42            1            15
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (31)         (48)         (32)           -           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (505)        (505)        (416)          (5)          (45)
Capital gains distributions                              -            -            -           22            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (505)        (505)        (394)          (5)          (45)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (104)        (180)         (90)         (53)         (250)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(640)       $(733)       $(516)        $(58)        $(307)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                          ING VP
                                                                 ING VP       ING VP      LARGE         ING VP
                                                    ING VP       GROWTH    INTERNATIONAL  COMPANY      LARGECAP       ING VP
                                                 CONVERTIBLE  OPPORTUNITIES   VALUE        VALUE        GROWTH        MAGNACAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $23             $-         $-           $9           $4             $99
                                                 -------------------------------------------------------------------------------
Total investment income                                 23              -          -            9            4              99

Expenses:
   Mortality and expense risk and other charges         11            141          -           10           13             166
     Annual administrative charges                       -              5          -            -            -               5
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -              4          -            -            -               8
     Other contract charges                              -             20          -            -            -              16
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                          11            170          -           10           13             195
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            12           (170)         -           (1)          (9)            (96)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)          (662)         -          (40)        (292)           (437)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)          (662)         -          (40)        (292)           (437)

Net unrealized appreciation (depreciation) of
   investments                                         (53)        (2,425)       (10)        (163)         (52)         (2,222)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(56)       $(3,257)      $(10)       $(204)       $(353)        $(2,755)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                    ING VP        ING VP    INVESCO VIF  INVESCO VIF
                                                    MIDCAP       SMALLCAP   - FINANCIAL   - HEALTH     INVESCO VIF  INVESCO VIF
                                                 OPPORTUNITIES OPPORTUNITIES  SERVICES     SCIENCES     - LEISURE   - UTILITIES
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-             $-         $148           $-           $-           $40
                                                 -------------------------------------------------------------------------------
Total investment income                                  -              -          148            -            -            40

Expenses:
   Mortality and expense risk and other charges          -            408          211          389           33            58
     Annual administrative charges                       -             12            8           12            1             2
     Minimum death benefit guarantee charges             -              -            -            -            -             -
     Contingent deferred sales charges                   -              8            7           10            1             2
     Other contract charges                              -             65           18           23            5             6
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -            -            -            -             -
        Premium taxes                                    -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            493          244          434           40            68
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -           (493)         (96)        (434)         (40)          (28)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (1,185)      (1,999)      (4,162)        (157)         (205)
Capital gains distributions                              -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (1,185)      (1,999)      (4,162)        (157)         (205)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (12,282)        (590)      (1,617)          16          (198)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(13,960)     $(2,685)     $(6,213)       $(181)        $(431)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                          JANUS
                                                               JANUS ASPEN                ASPEN
                                                  JANUS ASPEN    SERIES     JANUS ASPEN   SERIES     OPPENHEIMER   OPPENHEIMER
                                                    SERIES      FLEXIBLE      SERIES     WORLDWIDE      GLOBAL      STRATEGIC
                                                   BALANCED      INCOME       GROWTH      GROWTH      SECURITIES      BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $8           $6           $-          $21           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  8            6            -           21            -             -

Expenses:
   Mortality and expense risk and other charges          2            1            1           60            1             -
     Annual administrative charges                       -            -            -            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           2            1            1           61            1             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             6            5           (1)         (40)          (1)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (3)           -            -         (682)          (6)           (1)
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (3)           -            -         (682)          (6)           (1)

Net unrealized appreciation (depreciation) of
   investments                                         (29)          10          (32)        (169)         (38)            1
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(26)         $15         $(33)       $(891)        $(45)           $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 PIMCO
                                                               STOCKSPLUS    PIONEER                    PIONEER      PIONEER
                                                  PIMCO HIGH   GROWTH AND  EQUITY-INCOME  PIONEER       MID-CAP       SMALL
                                                    YIELD        INCOME        VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $21,664       $5,561           $3         $124         $195            $1
                                                 -------------------------------------------------------------------------------
Total investment income                               21,664        5,561            3          124          195             1

Expenses:
   Mortality and expense risk and other charges        4,283        3,303            1          191          584            39
     Annual administrative charges                       133           96            -            5           23             1
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                   340          374            -            3           18             -
     Other contract charges                              248          151            -           23           48             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1            1            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,005        3,925            1          222          673            40
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          16,659        1,636            2          (98)        (478)          (39)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (18,706)     (63,970)           -       (1,493)      (1,011)          (35)
Capital gains distributions                                -            -            -            -        1,087             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (18,706)     (63,970)           -       (1,493)          76           (35)

Net unrealized appreciation (depreciation) of
   investments                                        (3,581)      10,124          (21)      (1,359)      (6,968)         (577)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(5,628)    $(52,210)        $(19)     $(2,950)     $(7,370)        $(651)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                       PRUDENTIAL
                                                                                                      SP JENNISON   PUTNAM VT
                                                   PROFUND VP  PROFUND VP   PROFUND VP   PRUDENTIAL  INTERNATIONAL  GROWTH AND
                                                     BULL      EUROPE 30    SMALL-CAP     JENNISON      GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-           $-           $-           $-           $-           $19
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -            -            -            -            19

Expenses:
   Mortality and expense risk and other charges          422          151          516          691          251            19
     Annual administrative charges                        19            3           17           20            8             -
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                    20           31           58           28           12             -
     Other contract charges                               27            6           37           82           26             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           488          191          628          821          297            19
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (488)        (191)        (628)        (821)        (297)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)

Net unrealized appreciation (depreciation) of
   investments                                        (1,022)        (425)      (1,582)      (2,790)        (897)         (254)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(8,555)     $(2,409)     $(8,484)    $(16,427)     $(4,021)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                           SMITH
                                                  PUTNAM VT                               BARNEY                      SMITH
                                                 INTERNATIONAL                SMITH     INTERNATIONAL SMITH BARNEY    BARNEY
                                                  GROWTH AND   PUTNAM VT   BARNEY HIGH    ALL CAP      LARGE CAP      MONEY
                                                    INCOME     VOYAGER II     INCOME       GROWTH        VALUE        MARKET
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $6           $-          $82           $2          $18            $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  6            -           82            2           18             2

Expenses:
   Mortality and expense risk and other charges         34           19            5            3            7             2
     Annual administrative charges                       1            1            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             8
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                          35           20            5            3            7            10
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           (29)         (20)          77           (1)          11            (8)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (12)          (8)         (33)          (9)         (24)            -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (12)          (8)         (33)          (9)         (24)            -

Net unrealized appreciation (depreciation) of
   investments                                        (412)        (431)         (62)         (67)        (133)            -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(453)       $(459)        $(18)        $(77)       $(146)          $(8)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     UBS
                                                   TACTICAL
                                                  ALLOCATION
                                                 --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $5
                                                 --------------
Total investment income                                  5

Expenses:
   Mortality and expense risk and other charges         17
     Annual administrative charges                       -
     Minimum death benefit guarantee charges             -
     Contingent deferred sales charges                   -
     Other contract charges                              -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -
        Premium taxes                                    -
                                                 --------------
Total expenses                                          17
                                                 --------------
Net investment income (loss)                           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)
Capital gains distributions                              -
                                                 --------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)

Net unrealized appreciation (depreciation) of
   investments                                        (299)
                                                 --------------

Net increase (decrease) in net assets resulting
   from operations                                   $(326)
                                                 ==============

SEE ACCOMPANYING NOTES.


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This page is intentionally left blank.

                    Golden American Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                GCG TRUST              GCG TRUST    GCG TRUST
                                                                    GCG TRUST     ASSET     GCG TRUST   CAPITAL      CAPITAL
                                                       GCG TRUST     ALL CAP   ALLOCATION    CAPITAL    GROWTH       GUARDIAN
                                                        ALL CAP      ADVISOR     GROWTH       GROWTH    ADVISOR      SMALL CAP
                                                     ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $104,883           $-      $4,696     $463,399           $-   $422,097
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (818)           -         (27)      (7,708)           -     (7,294)
    Net realized gain (loss) on investments and
        capital gains distributions                         (209)           -         (61)     (21,430)           -   (283,317)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,272)           -        (644)     (46,715)           -    276,874
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (3,299)           -        (732)     (75,853)           -    (13,737)

Changes from principal transactions:
    Purchase payments                                    110,856            -      30,995       40,288            -     72,626
    Contract distributions and terminations               (9,054)           -        (753)     (22,815)           -    (19,753)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               95,928            -      15,035       (9,586)           -     19,278
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           1            1            -          2
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           197,730            -      45,278        7,888            -     72,153
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                194,431            -      44,546      (67,965)           -     58,416
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          299,314            -      49,242      395,434            -    480,513

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,038)           -        (511)      (5,491)           -     (7,335)
    Net realized gain (loss) on investments and
        capital gains distributions                      (14,267)           -      (2,018)    (211,562)           -    (87,705)
    Net unrealized appreciation (depreciation) of
        investments                                      (74,887)          (1)     (8,019)      97,211           (6)   (39,390)
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (94,192)          (1)    (10,548)    (119,842)          (6)  (134,430)

Changes from principal transactions:
    Purchase payments                                     83,489          136      11,948       22,649          150     64,429
    Contract distributions and terminations              (12,299)           -      (2,730)     (16,524)           -    (23,540)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (28,572)          41        (671)     (34,948)           4    (45,826)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -          -
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            42,618          177       8,547      (28,823)         154     (4,937)
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                (51,574)         176      (2,001)    (148,665)         148   (139,367)
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $247,740         $176     $47,241     $246,769         $148   $341,146
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST
                                                        CAPITAL                                             GCG TRUST
                                                       GUARDIAN                  GCG TRUST    GCG TRUST    DEVELOPING    GCG TRUST
                                                       SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING      WORLD     DIVERSIFIED
                                                        ADVISOR     CORE BOND     ADVISOR        WORLD       ADVISOR      MID-CAP
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $40,000           $-      $54,398            $-      $11,358
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (857)           -         (422)            -         (408)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,057)           -       (8,712)            -         (602)
    Net unrealized appreciation (depreciation) of
        investments                                            -         2,969            -        4,320             -          668
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -         1,055            -       (4,814)            -         (342)

Changes from principal transactions:
    Purchase payments                                          -        45,161            -       11,440             -       33,892
    Contract distributions and terminations                    -        (3,062)           -       (3,183)            -         (956)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        31,839            -       13,624             -       13,862
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             3            -            1             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        73,941            -       21,882             -       46,798
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        74,996            -       17,068             -       46,456
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       114,996            -       71,466             -       57,814

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         4,398           15       (1,356)            -       (1,405)
    Net realized gain (loss) on investments and
        capital gains distributions                            -         2,237            1        1,932             -       (1,645)
    Net unrealized appreciation (depreciation) of
        investments                                            1        10,717           (3)      (8,556)           (2)     (16,949)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        17,352           13       (7,980)           (2)     (19,999)

Changes from principal transactions:
    Purchase payments                                         85       135,019          872       11,601            81       38,230
    Contract distributions and terminations                    -       (11,442)           -       (4,659)            -       (3,572)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  235       169,200          107      (10,428)            -       18,686
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               320       292,777          979       (3,486)           81       53,344
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    321       310,129          992      (11,466)           79       33,345
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $321      $425,125         $992      $60,000           $79      $91,159
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST                              GCG TRUST                  GCG TRUST
                                                      DIVERSIFIED   GCG TRUST    GCG TRUST     EQUITY      GCG TRUST      EQUITY
                                                        MID-CAP      EMERGING      EQUITY      GROWTH        EQUITY       INCOME
                                                        ADVISOR      MARKETS       GROWTH      ADVISOR       INCOME       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $19,953           $-           $-    $ 291,793            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (46)           -            -          814             -
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,106)           -            -       (1,482)            -
    Net unrealized appreciation (depreciation) of
        investments                                            -           898            -            -         (822)            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (254)           -            -       (1,490)            -

Changes from principal transactions:                                                      -            -       78,113             -
    Purchase payments                                          -           305            -            -      (19,657)            -
    Contract distributions and terminations                    -          (580)           -            -       68,000             -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -       (19,424)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            4             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       (19,699)           -            -      126,460             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -       (19,953)           -            -      124,970             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -      416,763             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -          (19)          (1)      (1,888)            6
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -          (88)           -      (13,856)            3
    Net unrealized appreciation (depreciation) of
        investments                                           (4)            -         (170)         (22)     (56,537)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (4)            -         (277)         (23)     (72,281)          (11)

Changes from principal transactions:
    Purchase payments                                        136             -        2,518          468       85,631           591
    Contract distributions and terminations                    -             -          (48)           -      (20,848)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   88             -        2,169           13          403            60
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            2             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               224             -        4,639          481       65,188           651
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    220             -        4,362          458       (7,093)          640
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $220            $-       $4,362         $458     $409,670          $640
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                                            GCG TRUST
                                                       GCG TRUST     EQUITY                   GCG TRUST     GCG TRUST     FULLY
                                                        EQUITY     OPPORTUNITY   GCG TRUST   FOCUS VALUE      FULLY       MANAGED
                                                      OPPORTUNITY    ADVISOR    FOCUS VALUE    ADVISOR       MANAGED      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $477,934            $-           $-           $-     $345,651            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (7,700)            -            -            -        7,691             -
    Net realized gain (loss) on investments and
        capital gains distributions                      (15,294)            -            -            -       21,548             -
    Net unrealized appreciation (depreciation) of
        investments                                      (50,801)            -            -            -        1,318             -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (73,795)            -            -            -       30,557             -

Changes from principal transactions:
    Purchase payments                                     75,117             -            -            -      146,482             -
    Contract distributions and terminations              (21,611)            -            -            -      (26,120)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (17,438)            -            -            -      148,392             -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  2             -            -            -            9             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            36,070             -            -            -      268,763             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (37,725)            -            -            -      299,320             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          440,209             -            -            -      644,971             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,971)            -          (39)           -       (1,345)            9
    Net realized gain (loss) on investments and
        capital gains distributions                     (150,767)            -         (201)           -       13,721             9
    Net unrealized appreciation (depreciation) of
        investments                                       21,921             -          (90)          (2)     (34,916)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                      (134,817)            -         (330)          (2)     (22,540)           (2)

Changes from principal transactions:
    Purchase payments                                     34,448            32        3,044           23      223,105           900
    Contract distributions and terminations              (17,174)            -          (96)           -      (43,624)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (41,715)            2        3,313           27      133,166            (4)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  3             -            -            -            1             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (24,438)           34        6,261           50      312,648           896
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                               (159,255)           34        5,931           48      290,108           894
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $280,954           $34       $5,931          $48     $935,079          $894
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                GCG TRUST
                                                       GCG TRUST   FUNDAMENTAL   GCG TRUST    GLOBAL                    GCG TRUST
                                                      FUNDAMENTAL     GROWTH      GLOBAL     FRANCHISE    GCG TRUST      GROWTH
                                                     GROWTH FOCUS    ADVISOR     FRANCHISE    ADVISOR       GROWTH       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-           $-   $1,474,980           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -            -            -      (21,671)           -
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -            -            -     (652,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                            -             -            -            -      196,709            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -             -            -            -     (476,976)           -

Changes from principal transactions:
    Purchase payments                                          -             -            -            -      150,918            -
    Contract distributions and terminations                    -             -            -            -      (53,998)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -             -            -            -      (92,035)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            3            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -             -            -            -        4,888            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -             -            -            -     (472,088)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -    1,002,892            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (12)            -          (84)          (1)     (13,950)           -
    Net realized gain (loss) on investments and
        capital gains distributions                          (17)            -         (154)           -     (524,085)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (114)           (5)        (208)           6      244,425           (5)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (143)           (5)        (446)           5     (293,610)          (5)

Changes from principal transactions:
    Purchase payments                                      1,709            99        7,816          690       56,919           68
    Contract distributions and terminations                  (21)            -         (161)           -      (35,962)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,197            14        7,461           13     (170,198)          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,885           113       15,116          703     (149,241)          97
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  2,742           108       14,670          708     (442,851)          92
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $2,742          $108      $14,670         $708     $560,041          $92
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                              GCG TRUST     GCG TRUST
                                                       GCG TRUST                 GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST
                                                        GROWTH      GCG TRUST   HARD ASSETS   ENHANCED      ENHANCED   INTERNATIONAL
                                                        ADVISOR    HARD ASSETS    ADVISOR       EAFE      EAFE ADVISOR    EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $41,509           $-           $-           $-     $194,618
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (662)           -            -            -       (3,180)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,681)           -            -            -      (66,811)
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,365)           -            -            -       30,006
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (5,708)           -            -            -      (39,985)

Changes from principal transactions:
    Purchase payments                                          -         6,781            -            -            -       21,029
    Contract distributions and terminations                    -        (1,927)           -            -            -       (7,978)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        (7,446)           -            -            -      (23,623)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        (2,592)           -            -            -      (10,572)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        (8,300)           -            -            -      (50,557)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        33,209            -            -            -      144,061

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (642)           -          (24)           -       (1,510)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (2,333)           -         (285)           -      (18,218)
    Net unrealized appreciation (depreciation) of
        investments                                           (5)       (1,937)           1           29           (1)      (1,709)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (5)       (4,912)           1         (280)          (1)     (21,437)

Changes from principal transactions:
    Purchase payments                                         68        10,388           63        2,749          166       15,966
    Contract distributions and terminations                    -        (2,996)           -          (61)           -       (6,869)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   29        32,064           33        2,582            -      (11,244)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                97        39,456           96        5,270          166       (2,147)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     92        34,544           97        4,990          165      (23,584)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $92       $67,753          $97       $4,990         $165     $120,477
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                                         GCG TRUST
                                                      GCG TRUST                  GCG TRUST                             J.P. MORGAN
                                                     INTERNATIONAL   GCG TRUST    INTERNET                 GCG TRUST      FLEMING
                                                        EQUITY       INTERNET    TOLLKEEPER   GCG TRUST    INVESTORS     SMALL CAP
                                                        ADVISOR     TOLLKEEPER    ADVISOR     INVESTORS     ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-      $21,558           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (27)           -         (325)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (152)           -         (368)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            (1)           -       (3,000)           -            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (180)           -       (3,693)           -            -

Changes from principal transactions:
    Purchase payments                                          -         3,417            -       41,981            -            -
    Contract distributions and terminations                    -           (36)           -       (2,329)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -         2,188            -       33,883            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -         5,569            -       73,535            -            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -         5,389            -       69,842            -            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -         5,389            -       91,400            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               1          (169)           -       (1,156)           1          (56)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (3,259)           -       (2,693)           -          (90)
    Net unrealized appreciation (depreciation) of
        investments                                            -            32           (4)     (23,933)           -         (411)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        (3,396)          (4)     (27,782)           1         (557)

Changes from principal transactions:
    Purchase payments                                        218         7,425           42       33,925          267        5,453
    Contract distributions and terminations                    -          (281)           -       (3,916)           -         (116)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   35         3,665           15       (1,491)          29        4,710
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               253        10,809           57       28,518          296       10,047
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    254         7,413           53          736          297        9,490
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $254       $12,802          $53      $92,136         $297       $9,490
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                     GCG TRUST J.P                 GCG TRUST
                                                        MORGAN      GCG TRUST      JANUS                   GCG TRUST     GCG TRUST
                                                        FLEMING       JANUS      GROWTH AND   GCG TRUST    LARGE CAP      LIMITED
                                                       SMALL CAP    GROWTH AND     INCOME     LARGE CAP      VALUE       MATURITY
                                                        ADVISOR       INCOME      ADVISOR       VALUE       ADVISOR        BOND
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $12,726           $-      $98,545           $-     $200,958
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (420)           -       (2,813)           -        8,924
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (175)           -         (343)           -        4,818
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,724)           -       (1,637)           -        3,378
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (4,319)           -       (4,793)           -       17,120

Changes from principal transactions:
    Purchase payments                                          -        56,119            -      114,157            -       94,671
    Contract distributions and terminations                    -        (1,615)           -       (6,489)           -      (16,054)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        29,809            -       74,069            -       67,367
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        84,313            -      181,737            -      145,984
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        79,994            -      176,944            -      163,104
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        92,720            -      275,489            -      364,062

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)       (1,869)           -       (4,985)          (1)       8,171
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (4,040)           -      (12,529)           -        6,401
    Net unrealized appreciation (depreciation) of
        investments                                           (9)      (22,039)         (15)     (66,466)         (14)       9,830
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from               (10)      (27,948)         (15)     (83,980)         (15)      24,402
        operations

Changes from principal transactions:
    Purchase payments                                        462        55,155          541       90,790          307       96,571
    Contract distributions and terminations                    -        (4,880)           -      (11,843)           -      (30,028)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   59        15,298           61       25,232           41      103,934
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               521        65,573          602      104,179          348      170,477
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    511        37,625          587       20,199          333      194,879
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $511      $130,345         $587     $295,688         $333     $558,941
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                      GCG TRUST               GCG TRUST                  GCG TRUST
                                                                       LIQUID    GCG TRUST      MANAGED    GCG TRUST      MID-CAP
                                                       GCG TRUST       ASSET      MANAGED       GLOBAL      MID-CAP       GROWTH
                                                      LIQUID ASSET    ADVISOR      GLOBAL      ADVISOR       GROWTH      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $679,666         $-      $228,347           $-   $1,158,061           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (1,253)         -        (3,832)           -      (14,522)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -       (98,932)           -     (607,476)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -        72,788            -      312,790            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (1,253)         -       (29,976)           -     (309,208)           -

Changes from principal transactions:
    Purchase payments                                      591,523          -        58,076            -      180,227            -
    Contract distributions and terminations               (449,815)         -       (10,294)           -      (45,653)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                251,363          -         4,232            -      (55,138)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    1          -             3            -            1            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             393,072          -        52,017            -       79,437            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  391,819          -        22,041            -     (229,771)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          1,071,485          -       250,388            -      928,290            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (35,023)        (2)       (3,977)           -      (11,581)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -        (2,654)           -     (502,998)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -       (50,119)          (2)      41,552           (9)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (35,023)        (2)      (56,750)          (2)    (473,027)          (9)

Changes from principal transactions:
    Purchase payments                                      454,243      3,191        48,234           31       86,280          231
    Contract distributions and terminations               (594,093)         -       (12,917)           -      (30,288)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                126,567     (1,389)       (5,872)          21      (75,674)         327
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    -          -             1            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             (13,283)     1,802        29,446           52      (19,682)         558
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  (48,306)     1,800       (27,304)          50     (492,709)         549
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $1,023,179     $1,800      $223,084          $50     $435,581         $549
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                       GCG TRUST                 GCG TRUST                 GCG TRUST    GCG TRUST
                                                        MARKET      GCG TRUST   REAL ESTATE   GCG TRUST     RESEARCH     SPECIAL
                                                        MANAGER    REAL ESTATE    ADVISOR      RESEARCH     ADVISOR     SITUATIONS
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $6,619      $100,303           $-     $800,528           $-       $5,891
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (545)        2,682            -      (11,613)           -         (241)
    Net realized gain (loss) on investments and
        capital gains distributions                       3,429         6,128            -        2,768            -         (359)
    Net unrealized appreciation (depreciation) of
        investments                                      (3,695)       (3,608)           -     (178,581)           -         (769)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (811)        5,202            -     (187,426)           -       (1,369)

Changes from principal transactions:
    Purchase payments                                      (168)       23,104            -       98,910            -       12,758
    Contract distributions and terminations                 (10)       (4,974)           -      (32,070)           -         (535)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (5,630)        2,531            -      (42,232)           -        7,580
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             3            -            1            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (5,808)       20,664            -       24,609            -       19,803
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (6,619)       25,866            -     (162,817)           -       18,434
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       126,169            -      637,711            -       24,325

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -         3,164            7       (7,743)           -         (504)
    Net realized gain (loss) on investments and
        capital gains distributions                           -         5,522            2     (159,946)           -       (1,565)
    Net unrealized appreciation (depreciation) of
        investments                                           -       (16,719)          (2)       3,501           (3)      (6,229)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -        (8,033)           7     (164,188)          (3)      (8,298)

Changes from principal transactions:
    Purchase payments                                         -        44,924          243       51,406          254        6,311
    Contract distributions and terminations                   -        (8,734)           -      (28,260)           -         (834)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -        33,281           26      (75,634)          75          290
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        69,471          269      (52,488)         329        5,767
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -        61,438          276     (216,676)         326       (2,531)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $-      $187,607         $276     $421,035         $326      $21,794
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                      GCG TRUST                   GCG TRUST                GCG TRUST
                                                       SPECIAL      GCG TRUST     STRATEGIC    GCG TRUST     TOTAL      GCG TRUST
                                                      SITUATIONS    STRATEGIC      EQUITY       TOTAL        RETURN       VALUE
                                                       ADVISOR       EQUITY        ADVISOR      RETURN      ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-     $359,734            $-     $608,868           $-     $180,722
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (5,301)            -       21,062            -       (1,768)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (127,454)            -       17,228            -          265
    Net unrealized appreciation (depreciation) of
        investments                                           -       52,004             -      (46,531)           -      (14,146)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (80,751)            -       (8,241)           -      (15,649)

Changes from principal transactions:
    Purchase payments                                         -       38,833             -      174,830            -       32,137
    Contract distributions and terminations                   -      (13,819)            -      (38,220)           -       (9,292)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -      (44,615)            -       56,153            -       11,120
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            -             -            4            -            1
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -      (19,601)            -      192,767            -       33,966
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -     (100,352)            -      184,526            -       18,317
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -      259,382             -      793,394            -      199,039

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (3,672)            -        4,052           17       (2,233)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (113,239)            -          704            1      (11,165)
    Net unrealized appreciation (depreciation) of
        investments                                          (1)      38,088            (1)     (67,592)         (29)     (27,107)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (1)     (78,823)           (1)     (62,836)         (11)     (40,505)

Changes from principal transactions:
    Purchase payments                                        36       15,000            61      155,432          976       24,266
    Contract distributions and terminations                   -       (9,725)            -      (47,311)           -       (9,725)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  21      (45,983)           18       14,587          (10)         164
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            1             -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               57      (40,707)           79      122,708          966       14,705
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    56     (119,530)           78       59,872          955      (25,800)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $56     $139,852           $78     $853,266         $955     $173,239
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GCG TRUST
                                                                    GCG TRUST   VAN KAMPEN     AIM V.I.
                                                       GCG TRUST    VAN KAMPEN    GROWTH &      DENT                     AIM V.I.
                                                     VALUE EQUITY   GROWTH AND     INCOME    DEMOGRAPHIC    AIM V.I.     CAPITAL
                                                        ADVISOR       INCOME      ADVISOR       TRENDS       GROWTH    APPRECIATION
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-      $860,338           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (11,298)           -           (3)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        30,166            -            3            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           -      (137,786)           -          (12)          18            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (118,918)           -          (12)          18            -

Changes from principal transactions:
    Purchase payments                                         -        70,829            -          404          137            -
    Contract distributions and terminations                   -       (39,067)           -           (5)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -       (41,139)           -        3,163          289            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             6            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        (9,371)           -        3,562          425            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -      (128,289)           -        3,550          443            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       732,049            -        3,550          443            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              1        (6,430)           5         (159)         (11)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        (9,833)           1       (1,222)        (108)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (3)     (100,836)         (12)      (2,117)        (102)          (7)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (2)     (117,099)          (6)      (3,498)        (221)          (7)

Changes from principal transactions:
    Purchase payments                                        62        44,218          960        9,229          663           24
    Contract distributions and terminations                   -       (36,216)           -         (233)         (18)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  47       (68,345)          36        2,287          (19)          10
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             1            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from          109       (60,342)         996       11,283          626           34
        principal transactions
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                   107      (177,441)         990        7,785          405           27
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                            $107      $554,608         $990      $11,335         $848          $27
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                      AIM V.I.    ALLIANCE     ALLIANCE     ALLIANCE   FIDELITY(R)
                                                        AIM V.I.      PREMIER     BERNSTEIN    GROWTH AND    PREMIER        VIP
                                                      CORE EQUITY     EQUITY       VALUE        INCOME       GROWTH       GROWTH
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-            $-           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -           (2)          (4)          (3)          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -           (5)          (3)          (6)          (4)
    Net unrealized appreciation (depreciation) of
        investments                                           -             -           18           41           61           36
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -             -           11           34           52           30

Changes from principal transactions:
    Purchase payments                                         -             -          463        1,467          921          578
    Contract distributions and terminations                   -             -           (1)          (3)          (1)         (12)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -             -          122          155          119           97
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -             -          584        1,619        1,039          663
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -             -          595        1,653        1,091          693
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -             -          595        1,653        1,091          693

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -          (24)          86          (26)        (130)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -          (19)         (72)        (413)        (725)
    Net unrealized appreciation (depreciation) of
        investments                                          (3)           (7)        (241)      (1,016)        (166)      (1,237)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (3)           (7)        (284)      (1,002)        (605)      (2,092)

Changes from principal transactions:
    Purchase payments                                        41            69        1,019        3,457          942       13,555
    Contract distributions and terminations                   -             -          (44)        (100)         (74)        (197)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   3            18        1,423          722          740       11,253
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               44            87        2,398        4,079        1,608       24,611
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    41            80        2,114        3,077        1,003       22,519
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $41           $80       $2,709       $4,730       $2,094      $23,212
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                                FRANKLIN
                                                        FIDELITY(R)   FIDELITY(R)  FIDELITY(R)  SMALL CAP                 GALAXY VIP
                                                           VIP           VIP          VIP         VALUE      GREENWICH      ASSET
                                                      EQUITY-INCOME  CONTRAFUND(R)  OVERSEAS    SECURITIES  APPRECIATION  ALLOCATION
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-           $-         $831       $1,387
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)          (3)           -            -           (7)           5
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -            -            -            1          (14)
    Net unrealized appreciation (depreciation) of
        investments                                           63           51            -            -          (46)        (136)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            54           48            -            -          (52)        (145)

Changes from principal transactions:
    Purchase payments                                      1,658        1,001            -            -            5          105
    Contract distributions and terminations                  (10)          (2)           -            -          (44)         (76)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  247          136            -            -          (17)         (11)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,895        1,135            -            -          (56)          18
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                  1,949        1,183            -            -         (108)        (127)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,949        1,183            -            -          723        1,260

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (53)         (35)           -            -            -            4
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,606)         (35)           -            -          (11)        (192)
    Net unrealized appreciation (depreciation) of
        investments                                           62         (331)           -           (3)        (130)         (40)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (1,597)        (401)           -           (3)        (141)        (228)

Changes from principal transactions:
    Purchase payments                                     12,283        3,038            9           20           15            1
    Contract distributions and terminations                 (287)         (57)           -            -           (5)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               11,503          675            -            -           (3)        (377)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            23,499        3,656            9           20            7         (401)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                 21,902        3,255            9           17         (134)        (629)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $23,851       $4,438           $9          $17         $589         $631
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GALAXY VIP   GALAXY VIP
                                                                    GALAXY VIP      HIGH        SMALL      ING GET      ING GET
                                                       GALAXY VIP   GROWTH AND    QUALITY      COMPANY       FUND -       FUND -
                                                         EQUITY       INCOME        BOND        GROWTH      SERIES N     SERIES P
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $1,071        $ 284          $78          $72           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (20)          (4)           5           (1)          28          (79)
    Net realized gain (loss) on investments and
        capital gains distributions                          (45)          (9)           1           (1)          72            -
    Net unrealized appreciation (depreciation) of
        investments                                         (162)         (14)           1            1          661          293
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (227)         (27)           7           (1)         761          214

Changes from principal transactions:
    Purchase payments                                         87           48           33            9        1,687        6,196
    Contract distributions and terminations                  (87)         (11)          (4)           -         (135)        (202)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (37)         (93)          38            4       28,555      146,837
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (37)         (56)          67           13       30,107      152,831
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (264)         (83)          74           12       30,868      153,045
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              807          201          152           84       30,868      153,045

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (11)          (2)           4           (1)        (225)      (1,613)
    Net realized gain (loss) on investments and
        capital gains distributions                          (84)          (5)           2           (7)           1          (70)
    Net unrealized appreciation (depreciation) of
        investments                                         (126)         (42)           3          (23)        (538)       1,644
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (221)         (49)           9          (31)        (762)         (39)

Changes from principal transactions:
    Purchase payments                                         15            4            -           12           (8)        (437)
    Contract distributions and terminations                  (33)         (14)          (4)          (5)        (792)      (3,496)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (81)         (20)         (27)          (3)        (645)      (5,227)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (99)         (30)         (31)           4       (1,445)      (9,160)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (320)         (79)         (22)         (27)      (2,207)      (9,199)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $487         $122         $130          $57      $28,661     $143,846
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING GET      ING GET      ING GET     ING GET      ING GET
                                                         FUND -       FUND -      FUND -       FUND -       FUND -      ING ALGER
                                                        SERIES Q     SERIES R    SERIES S     SERIES T     SERIES U      GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -            -           -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -            -           -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -            -           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -            -           -            -            -
    Contract distributions and terminations                    -            -            -           -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,904            -            -           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                  1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,904            -            -           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             335          320         (132)       (298)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (3)          48          (15)          8            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          217        1,356        1,013       2,300            -           (4)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           549        1,724          866       2,010            -           (4)

Changes from principal transactions:
    Purchase payments                                      2,717        2,413        3,067       6,518          466           43
    Contract distributions and terminations               (2,304)      (2,081)      (1,591)       (152)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              166,163      168,470      216,928     229,572          582            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           166,576      168,802      218,404     235,938        1,048           43
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                167,125      170,526      219,270     237,948        1,048           39
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $169,029     $170,526     $219,270    $237,948       $1,048          $39
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                          ING                   ING MFS(R)     ING MFS(R)
                                                        AMERICAN                  CAPITAL      CAPITAL
                                                        CENTURY      ING J.P.  OPPORTUNITIES OPPORTUNITIES   ING MFS(R)  ING OPCAP
                                                       SMALL CAP    MORGAN MID   (INITIAL       (SERVICE      GLOBAL      BALANCED
                                                         VALUE      CAP VALUE     CLASS)         CLASS)       GROWTH       VALUE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           (2)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           (2)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           48           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           44           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -          625           -            -            -
    Contract distributions and terminations                    -            -           (3)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           32           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -          654           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -          698           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -          698           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -          (17)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -           (4)         (59)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            7         (329)        (13)           -           (5)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            3         (405)        (13)           -           (5)

Changes from principal transactions:
    Purchase payments                                          2          140          717          85           66          131
    Contract distributions and terminations                    -            -          (25)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -          158          295           -            9            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 2          298          987          85           75          131
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      2          301          582          72           75          126
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $2         $301       $1,280         $72          $75         $126
                                                      =============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                       ING     ING SALOMON                ING T. ROWE   ING UBS
                                                        ING PIMCO    SALOMON      BROS.      ING SCUDDER    PRICE       TACTICAL
                                                         TOTAL        BROS.     INVESTORS   INTERNATIONAL   GROWTH       ASSET
                                                         RETURN      CAPITAL      VALUE        GROWTH       EQUITY     ALLOCATION
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           -            -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -           -            -            -            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           -            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -           -            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              13            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            1            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           (5)           -           -            -          (19)           -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9            -           -            -          (19)           -

Changes from principal transactions:
    Purchase payments                                        585            9           4            7          163            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (1)           -           -            -            -            2
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               584            9           4            7          163            2
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                    593            9           4            7          144            2
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $593           $9          $4           $7         $144           $2
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING VAN      ING VP                                  ING VP       ING VP
                                                         KAMPEN     WORLDWIDE       ING VP        ING VP    INDEX PLUS   INDEX PLUS
                                                        COMSTOCK     GROWTH          BOND         GROWTH     LARGECAP      MIDCAP
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-      $ 5,554          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         (237)          -            -            2          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (1,558)          -            -           (4)         (5)
    Net unrealized appreciation (depreciation) of
        investments                                            -         (466)          -            -           21          35
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -       (2,261)          -            -           19          28

Changes from principal transactions:
    Purchase payments                                          -       12,903           -            -          834         684
    Contract distributions and terminations                    -         (485)          -            -            -           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        4,303           -            -          (41)        108
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       16,721           -            -          793         792
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                      -       14,460           -            -          812         820
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       20,014           -            -          812         820

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               2         (536)      1,106            -          (31)        (48)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (2,830)        134            -         (505)       (505)
    Net unrealized appreciation (depreciation) of
        investments                                            7       (4,792)       (195)          (5)        (104)       (180)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9       (8,158)      1,045           (5)        (640)       (733)

Changes from principal transactions:
    Purchase payments                                      1,591       15,820      11,426           51        3,070       4,161
    Contract distributions and terminations                  (13)        (673)       (720)           -          (85)        (74)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  150          355      37,839            -        1,432       1,735
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,728       15,502      48,545           51        4,417       5,822
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  1,737        7,344      49,590           46        3,777       5,089
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $1,737      $27,358     $49,590          $46       $4,589      $5,909
                                                      ============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP      ING VP       ING VP                   ING VP       ING VP
                                                       INDEX PLUS     SMALL       VALUE       ING VP       GROWTH    INTERNATIONAL
                                                        SMALLCAP     COMPANY   OPPORTUNITY  CONVERTIBLE  OPPORTUNITIES   VALUE
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -          (1)          (4)         (27)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           (2)           -          (1)           5         (189)           -
    Net unrealized appreciation (depreciation) of
        investments                                           55            -           -            2            3            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            51            -          (2)           3         (213)           -

Changes from principal transactions:
    Purchase payments                                        489            -         289          146        3,287            -
    Contract distributions and terminations                    -            -           -            -          (61)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  140            -          11           45        2,206            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               629            -         300          191        5,432            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    680            -         298          194        5,219            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              680            -         298          194        5,219            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (32)           -         (12)          12         (170)           -
    Net realized gain (loss) on investments and
        capital gains distributions                         (394)          (5)        (45)         (15)        (662)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (90)         (53)       (250)         (53)      (2,425)         (10)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (516)         (58)       (307)         (56)      (3,257)         (10)

Changes from principal transactions:
    Purchase payments                                      3,269          237         981          673        6,716           52
    Contract distributions and terminations                  (43)           -         (24)         (11)        (246)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  615          (23)        138          234        1,486            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,841          214       1,095          896        7,956           52
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  3,325          156         788          840        4,699           42
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $4,005         $156      $1,086       $1,034       $9,918          $42
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP
                                                         LARGE      ING VP                      ING VP      ING VP    INVESCO VIF
                                                        COMPANY     LARGECAP      ING VP        MIDCAP     SMALLCAP   - FINANCIAL
                                                         VALUE       GROWTH      MAGNACAP  OPPORTUNITIES OPPORTUNITIES  SERVICES
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (2)         (6)           -          (80)          5
    Net realized gain (loss) on investments and
        capital gains distributions                            2            -          (8)           -         (918)         25
    Net unrealized appreciation (depreciation) of
        investments                                            4            3          20            -          297          33
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             5            1           6            -         (701)         63

Changes from principal transactions:
    Purchase payments                                        343          488       3,746            -        8,651         822
    Contract distributions and terminations                   (1)           -        (117)           -         (133)         (4)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                 (191)          44       1,767            -        6,620       1,523
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               151          532       5,396            -       15,138       2,341
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    156          533       5,402            -       14,437       2,404
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              156          533       5,402            -       14,437       2,404

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (9)        (96)           -         (493)        (96)
    Net realized gain (loss) on investments and
        capital gains distributions                          (40)        (292)       (437)           -       (1,185)     (1,999)
    Net unrealized appreciation (depreciation) of
        investments                                         (163)         (52)     (2,222)          (4)     (12,282)       (590)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (204)        (353)     (2,755)          (4)     (13,960)     (2,685)

Changes from principal transactions:
    Purchase payments                                        575          719       7,453           16       24,037      11,708
    Contract distributions and terminations                  (15)         (40)       (335)           -         (584)       (419)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  446          147       2,573            -        6,188      11,933
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,006          826       9,691           16       29,641      23,222
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    802          473       6,936           12       15,681      20,537
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $958       $1,006     $12,338          $12      $30,118     $22,941
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                         JANUS ASPEN    JANUS
                                                       INVESCO VIF   INVESCO                JANUS ASPEN     SERIES      ASPEN
                                                        - HEALTH       VIF -   INVESCO VIF     SERIES      FLEXIBLE     SERIES
                                                        SCIENCES     LEISURE   - UTILITIES    BALANCED      INCOME      GROWTH
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              22            -           3            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           16            -           4            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          (81)           -          (6)           -            -            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (43)           -           1            -            -            -

Changes from principal transactions:
    Purchase payments                                      1,234            -         325            -            -            -
    Contract distributions and terminations                  (55)           -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                9,654            -         638            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            10,833            -         963            -            -            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 10,790            -         964            -            -            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           10,790            -         964            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (434)         (40)        (28)           6            5           (1)
    Net realized gain (loss) on investments and
        capital gains distributions                       (4,162)        (157)       (205)          (3)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                       (1,617)          16        (198)         (29)          10          (32)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (6,213)        (181)       (431)         (26)          15          (33)

Changes from principal transactions:
    Purchase payments                                     14,819        4,483       2,753          548          270          225
    Contract distributions and terminations               (1,044)         (74)       (128)          (2)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               12,206        1,869       4,625          (24)          (1)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            25,981        6,278       7,250          522          268          225
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 19,768        6,097       6,819          496          283          192
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $30,558       $6,097      $7,783         $496         $283         $192
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       JANUS ASPEN                                         PIMCO
                                                         SERIES    OPPENHEIMER OPPENHEIMER               STOCKSPLUS     PIONEER
                                                       WORLDWIDE     GLOBAL     STRATEGIC   PIMCO HIGH   GROWTH AND  EQUITY-INCOME
                                                         GROWTH    SECURITIES      BOND        YIELD       INCOME        VCT
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-     $162,857    $258,484           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -           -       12,879       5,699            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -           -      (12,967)    (21,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                           64            -           -          448     (20,466)           -
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            58            -           -          360     (35,781)           -

Changes from principal transactions:
    Purchase payments                                      1,166            -           -       56,951      34,841            -
    Contract distributions and terminations                   (7)           -           -      (12,056)    (11,973)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   81            -           -       28,231      (4,506)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,240            -           -       73,126      18,362            -
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  1,298            -           -       73,486     (17,419)           -
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,298            -           -      236,343     241,065            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (40)          (1)          -       16,659       1,636            2
    Net realized gain (loss) on investments and
        capital gains distributions                         (682)          (6)         (1)     (18,706)    (63,970)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (169)         (38)          1       (3,581)     10,124          (21)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (891)         (45)          -       (5,628)    (52,210)         (19)

Changes from principal transactions:
    Purchase payments                                      3,277          273          51       55,612      25,548          198
    Contract distributions and terminations                 (141)          (3)          -      (15,056)    (10,918)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (9)         (20)        (35)      33,966     (21,848)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,127          250          16       74,522      (7,218)         198
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,236          205          16       68,894     (59,428)         179
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $3,534         $205         $16     $305,237    $181,637         $179
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                    PIONEER      PIONEER
                                                       PIONEER      MID-CAP       SMALL     PROFUND VP   PROFUND VP  PROFUND VP
                                                       FUND VCT    VALUE VCT   COMPANY VCT     BULL      EUROPE 30    SMALL-CAP
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-          $-           $-           $-          $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (4)          (3)         (82)        (88)         (94)
    Net realized gain (loss) on investments and
        capital gains distributions                            3           -           (7)        (640)     (4,198)      (1,538)
    Net unrealized appreciation (depreciation) of
        investments                                           20          97           49          214          83          141
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            23          93           39         (508)     (4,203)      (1,491)

Changes from principal transactions:
    Purchase payments                                      1,074         620          857        3,580       1,157        2,754
    Contract distributions and terminations                   (6)         (6)           -         (153)       (293)        (281)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,184       4,432           42       17,664       9,651       18,986
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,252       5,046          899       21,091      10,515       21,459
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,275       5,139          938       20,583       6,312       19,968
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            2,275       5,139          938       20,583       6,312       19,968

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (98)       (478)         (39)        (488)       (191)        (628)
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,493)         76          (35)      (7,045)     (1,793)      (6,274)
    Net unrealized appreciation (depreciation) of
        investments                                       (1,359)     (6,968)        (577)      (1,022)       (425)      (1,582)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,950)     (7,370)        (651)      (8,555)     (2,409)      (8,484)

Changes from principal transactions:
    Purchase payments                                     10,991      22,661        2,180        5,734       2,797       11,484
    Contract distributions and terminations                 (339)     (1,418)         (56)      (1,352)       (941)      (4,103)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               10,087      34,050        1,006       14,855       9,868       19,747
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            20,739      55,293        3,130       19,237      11,724       27,128
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 17,789      47,923        2,479       10,682       9,315       18,644
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $20,064     $53,062       $3,417      $31,265     $15,627      $38,612
                                                      ===========================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                   PRUDENTIAL               PUTNAM VT                  SMITH
                                                                  SP JENNISON   PUTNAM VT INTERNATIONAL                BARNEY
                                                       PRUDENTIAL INTERNATIONAL GROWTH AND  GROWTH AND   PUTNAM VT      HIGH
                                                       JENNISON      GROWTH       INCOME      INCOME     VOYAGER II    INCOME
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $ 7,732     $ 2,720           $-           $-          $-        $ 446
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (407)       (126)          (1)          (2)         (1)          44
    Net realized gain (loss) on investments and
        capital gains distributions                       (5,401)     (3,123)          (1)          (4)          -          (32)
    Net unrealized appreciation (depreciation) of
        investments                                        2,985         418           13           16          46          (32)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,823)     (2,831)          11           10          45          (20)

Changes from principal transactions:
    Purchase payments                                     16,595       7,856          450          488         456            -
    Contract distributions and terminations                 (945)       (448)           -            -          (1)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               25,432       4,013           (6)         106          77          (31)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            41,082      11,421          444          594         532          (56)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 38,259       8,590          455          604         577          (76)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           45,991      11,310          455          604         577          370

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (821)       (297)           -          (29)        (20)          77
    Net realized gain (loss) on investments and
        capital gains distributions                      (12,816)     (2,827)         (30)         (12)         (8)         (33)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,790)       (897)        (254)        (412)       (431)         (62)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (16,427)     (4,021)        (284)        (453)       (459)         (18)

Changes from principal transactions:
    Purchase payments                                     16,384       7,906        1,270        2,192       1,233            -
    Contract distributions and terminations               (2,130)       (550)         (94)         (25)        (19)         (17)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               (6,070)        696          315          663         313          (16)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             8,184       8,052        1,491        2,830       1,527          (33)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 (8,243)      4,031        1,207        2,377       1,068          (51)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $37,748     $15,341       $1,662       $2,981      $1,645         $319
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         SMITH
                                                        BARNEY       SMITH       SMITH
                                                      INTERNATIONAL  BARNEY      BARNEY        UBS
                                                        ALL CAP     LARGE CAP    MONEY       TACTICAL
                                                        GROWTH       VALUE       MARKET     ALLOCATION
                                                      --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                               $455       $ 692         $156          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)         (1)         (12)         (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            1          13            -          (4)
    Net unrealized appreciation (depreciation) of
        investments                                         (142)        (79)           -          46
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (146)        (67)         (12)         40

Changes from principal transactions:
    Purchase payments                                          -           -            -         718
    Contract distributions and terminations                   (4)        (15)        (241)          -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (5)        (47)         318          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                (9)        (62)          77         747
                                                      --------------------------------------------------
Total increase (decrease)                                   (155)       (129)          65         787
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              300         563          221         787

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)         11           (8)        (12)
    Net realized gain (loss) on investments and
        capital gains distributions                           (9)        (24)           -         (15)
    Net unrealized appreciation (depreciation) of
        investments                                          (67)       (133)           -        (299)
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (77)       (146)          (8)       (326)

Changes from principal transactions:
    Purchase payments                                          -           -            -         768
    Contract distributions and terminations                   (3)         (9)        (174)        (87)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (19)        (37)         104         406
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (22)        (46)         (70)      1,087
                                                      --------------------------------------------------
Total increase (decrease)                                    (99)       (192)         (78)        761
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $201        $371         $143      $1,548
                                                      ==================================================


SEE ACCOMPANYING NOTES.

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                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2002

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2002, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, SmartDesign Contracts, and ING Rollover Choice Contracts.
GoldenSelect Contracts sold by Golden American during 2002 included DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark, and Generations Contracts. SmartDesign Contracts included Variable Annuity ("VA") and Advantage Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

At December 31, 2002, the Account had 151 investment divisions (the "Divisions") 44 of which invest in independently managed mutual funds and 107 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      The GCG Trust (continued):
   All Cap Series                                      Global Franchise Series (S Class) **
   All Cap Advisor Series **                           Global Franchise Advisor Series **
   Asset Allocation Growth Series                      Growth Series
   Capital Growth Series                               Growth Advisor Series **
   Capital Growth Advisor Series **                    Hard Assets Series
   Capital Guardian Small Cap Series                   Hard Assets Advisor Series **
   Capital Guardian Small Cap Advisor Series **        International Enhanced EAFE Series (S Class) **
   Core Bond Series                                    International Enhanced EAFE Advisor Series **
   Core Bond Advisor Series **                         International Equity Series
   Developing World Series                             International Equity Advisor Series **
   Developing World Advisor Series **                  Internet Tollkeeper Series
   Diversified Mid-Cap Series                          Internet Tollkeeper Advisor Series **
   Diversified Mid-Cap Advisor Series **               Investors Series
   Equity Growth Series (S Class) **                   Investors Advisor Series **
   Equity Growth Series Advisor Series **              J.P. Morgan Fleming Small Cap Equity Series (S Class) **
   Equity Income Series                                J.P. Morgan Fleming Small Cap Equity Advisor Series **
   Equity Income Advisor Series **                     Janus Growth and Income Series
   Equity Opportunity Series                           Janus Growth and Income Advisor Series **
   Equity Opportunity Series Advisor Series **         Large Cap Value Series
   Focus Value Series (S Class) **                     Large Cap Value Advisor Series **
   Focus Value Series Advisor Series **                Limited Maturity Bond Series
   Fully Managed Series                                Liquid Asset Series
   Fully Managed Advisor Series **                     Liquid Asset Advisor Series **
   Fundamental Growth Focus Series (S Class) **        Managed Global Series
   Fundamental Growth Advisor Series **                Managed Global Advisor Series **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

The GCG Trust (continued):                                      ING GET Fund:
   Mid-Cap Growth Series                                           ING GET Fund - Series N *
   Mid-Cap Growth Advisor Series **                                ING GET Fund - Series P *
   Real Estate Series                                              ING GET Fund - Series Q **
   Real Estate Advisor Series **                                   ING GET Fund - Series R **
   Research Series                                                 ING GET Fund - Series S **
   Research Advisor Series **                                      ING GET Fund - Series T **
   Special Situations Series                                       ING GET Fund - Series U **
   Special Situations Advisor Series **                         ING Partners, Inc.:
   Strategic Equity Series                                         ING Alger Growth Portfolio (Service Class) **
   Strategic Equity Advisor Series **                              ING American Century Small Cap Value Portfolio (Service Class) **
   Total Return Series                                             ING J.P. Morgan Mid Cap Value Portfolio (Service Class) **
   Total Return Advisor Series **                                  ING MFS(R)Capital Opportunities Portfolio (Initial Class) *
   Value Equity Series                                             ING MFS(R)Capital Opportunities Portfolio (Service Class) **
   Value Equity Advisor Series **                                  ING MFS(R)Global Growth Portfolio (Service Class) **
   Van Kampen Growth and Income Series                             ING OpCap Balanced Value Portfolio (Service Class) **
   Van Kampen Growth & Income Advisor Series **                    ING PIMCO Total Return Portfolio (Service Class) **
AIM Variable Insurance Funds:                                      ING Salomon Bros. Capital Portfolio (Service Class) **
   AIM V.I. Dent Demographic Trends Fund (Class II Shares) *       ING Salomon Bros. Investors Value Portfolio (Service Class) **
   AIM V.I. Growth Fund (Series II) *                              ING Scudder International Growth Portfolio (Service Class) **
   AIM V.I. Capital Appreciation Fund (Series II) **               ING T. Rowe Price Growth Equity Portfolio (Service Class) **
   AIM V.I. Core Equity Fund (Series II) **                        ING UBS Tactical Asset Allocation Portfolio (Service Class) **
   AIM V.I. Premier Equity Fund (Series II) **                     ING Van Kampen Comstock Portfolio (Service Class) **
Alliance Variable Products Series Fund, Inc.:                   ING Variable Insurance Trust:
   Alliance Bernstein Value Portfolio (Class B) *                  ING VP Worldwide Growth Portfolio (Service Shares)
   Alliance Growth and Income Portfolio (Class B) *             ING VP Bond Portfolio:
   Alliance Premier Growth Portfolio (Class B) *                   ING VP Bond Portfolio (Class S Shares) **
Fidelity(R)Variable Insurance Products Fund:                    ING Variable Portfolios, Inc.:
   Fidelity(R) VIP Growth Portfolio  (Service Class 2) *           ING VP Growth Portfolio (S Class) **
   Fidelity(R) VIP Equity-Income  Portfolio (Service Class 2) *    ING VP Index Plus LargeCap  Portfolio  (Class S) *
   Fidelity(R) VIP  Contrafund(R)Portfolio  (Service Class 2) *    ING VP Index Plus MidCap Portfolio (Class S) *
   Fidelity(R) VIP Overseas  Portfolio  (Service  Class 2) **      ING VP Index Plus SmallCap Portfolio (Class S) *
Franklin Templeton Variable Insurance Products Trust:              ING VP Small Company Portfolio (Class S) **
   Franklin Small Cap Value Securities Fund (Class 2) **           ING VP Value Opportunity Portfolio (Class S) *
Greenwich Street Series Fund:                                   ING Variable Products Trust:
   Greenwich Appreciation Portfolio                                ING VP Convertible Portfolio (Class S) *
The Galaxy VIP Fund:                                               ING VP Growth Opportunities Portfolio (Service Shares) *
   Galaxy VIP Asset Allocation Fund                                ING VP International Value Portfolio (Class S) **
   Galaxy VIP Equity Fund                                          ING VP Large Company Value Portfolio (Class S) *
   Galaxy VIP Growth and Income Fund                               ING VP LargeCap Growth Portfolio (Class S) *
   Galaxy VIP High Quality Bond Fund                               ING VP MagnaCap Portfolio (Service Shares) *
   Galaxy VIP Small Company Growth Fund                            ING VP MidCap Opportunities Portfolio (Class S) **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

ING Variable Products Trust (continued):                                 ProFunds VP:
   ING VP SmallCap Opportunities Portfolio (Service Shares) *               ProFund VP Bull *
INVESCO Variable  Investment Funds,  Inc.:                                  ProFund VP Europe 30 *
   INVESCO VIF - Financial  Services  Fund *                                ProFund  VP  Small-Cap  *
   INVESCO  VIF - Health Sciences Fund *                                 Prudential  Series Fund, Inc.:
   INVESCO VIF - Leisure Fund **                                            Prudential  Jennison Portfolio (Class II Shares)
   INVESCO VIF - Utilities Fund*                                            Prudential SP Jennison International Growth
Janus Aspen  Series:                                                           Portfolio  (Class II Shares)
   Janus Aspen Series  Balanced Portfolio  (Service  Class) **           Putnam  Variable  Trust:
   Janus  Aspen  Series Flexible  Income  Portfolio  (Service  Class) **    Putnam VT Growth  and Income (Class IB) *
   Janus Aspen Series Growth Portfolio (Service Class) **                   Putnam VT International  Growth and Income  (Class IB) *
   Janus Aspen  Series  Worldwide Growth Portfolio (Service Class) *        Putnam VT Voyager Fund II (Class IB) *
Oppenheimer Variable Accounts Fund:                                      Travelers Series Fund Inc.:
   Oppenheimer Global Securities Fund/VA (Service Class) **                 Smith Barney High Income Portfolio
   Oppenheimer Strategic Bond Fund/VA (Service Class) **                    Smith Barney International All Cap Growth Portfolio
PIMCO Variable Insurance Trust:                                             Smith Barney Large Cap Value Portfolio
   PIMCO High Yield Portfolio                                               Smith Barney Money Market Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio                          UBS Series Trust:
Pioneer Variable Contracts Trust:                                           UBS Tactical Allocation Portfolio (Class I) *
   Pioneer Equity-Income VCT Portfolio (Class II) **
   Pioneer Fund VCT Portfolio (Class II Shares) *
   Pioneer Mid-Cap Value VCT Portfolio (Class II Shares) *
   Pioneer Small Company VCT Portfolio (Class II) *

*   Division was new in 2001.
**  Division was new in 2002.


The GCG Trust Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Division were liquidated and Contractowner holdings were reallocated to the Liquid Asset Division as described in the Contract prospectus.

On April 27, 2001, following approval by it shareholders, all remaining proceeds in the GCG Trust Emerging Markets Division were liquidated and Contractowner holdings were reallocated to the GCG Trust Developing World Division as described in the Contract prospectus.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

               CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
ING MFS(R)Capital Opportunities             PPI MFS Capital Opportunities
ING VP Worldwide Growth                     Pilgrim Worldwide Growth
ING VP Index Plus LargeCap                  Aetna Index Plus LargeCap
ING VP Index Plus MidCap                    Aetna Index Plus MidCap
ING VP Index Plus SmallCap                  Aetna Index Plus SmallCap
ING VP Value Opportunity                    Aetna Value Opportunity
ING VP Convertible                          Pilgrim Convertible
ING VP Growth Opportunities                 Pilgrim Growth Opportunities
ING VP Large Company Value                  Pilgrim Growth and Income
ING VP LargeCap Growth                      Pilgrim LargeCap Growth
ING VP MagnaCap                             Pilgrim MagnaCap
ING VP SmallCap Opportunities               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

TRANSFERS

Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity including contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                            ANNUAL RATES
                                                               -----------------

DVA 80                                                                0.80%
DVA                                                                   0.90
DVA Series 100                                                        1.25
DVA Plus (pre February 2000) - Standard                               1.10
DVA Plus (post January 2000) - Standard                               1.15
DVA Plus (post 2000) - Standard                                       1.15
DVA Plus (pre February 2000) - Annual Ratchet                         1.25
DVA Plus (pre February 2000) - 5.5% Solution                          1.25
DVA Plus (post January 2000) - 5.5% Solution                          1.25
DVA Plus (post 2000) - 5.5% Solution                                  1.30
DVA Plus (post January 2000) - Annual Ratchet                         1.30
DVA Plus (pre February 2000) - 7% Solution                            1.40

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)


 SERIES                                                           ANNUAL RATES
                                                               -----------------

DVA Plus (post January 2000) - Max 5.5                                  1.40%
DVA Plus (post 2000) - Annual Ratchet                                   1.40
DVA Plus (post 2000) - Max 5.5                                          1.45
DVA Plus (post January 2000) - 7% Solution                              1.50
DVA Plus (post 2000) - 7% Solution                                      1.50
DVA Plus (post January 2000) - Max 7                                    1.60
DVA Plus (post 2000) - Max 7                                            1.60
Access (pre February 2000) - Standard                                   1.25
Access (post January 2000) - Standard                                   1.30
Access (post 2000) - Standard                                           1.30
Access (pre February 2000) - Annual Ratchet                             1.40
Access (pre February 2000) - 5.5% Solution                              1.40
Access (post January 2000) - Annual Ratchet                             1.45
Access (post January 2000) - 5.5% Solution                              1.45
Access (post 2000) - 5.5% Solution                                      1.45
Access (pre February 2000) - 7% Solution                                1.55
Access (post January 2000) - Max 5.5                                    1.55
Access (post 2000) - Annual Ratchet                                     1.55
Access (post 2000) - Max 5.5                                            1.60
Access (post January 2000) - 7% Solution                                1.65
Access (post 2000) - 7% Solution                                        1.65
Access (post April 2001) - Standard                                     1.65
Access (post January 2000) - Max 7                                      1.75
Access (post 2000) - Max 7                                              1.75
Access (post April 2001) - 5.5% Solution                                1.80
Access (post April 2001) - Annual Ratchet                               1.90
Access (post April 2001) - Max 5.5                                      1.95
Access (post April 2001) - 7% Solution                                  2.00
Access (post April 2001) - Max 7                                        2.10
Premium Plus (pre February 2000) - Standard                             1.25
Premium Plus (post January 2000) - Standard                             1.30

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                           ANNUAL RATES
                                                                 ---------------

Premium Plus (post 2000) - Standard                                    1.30%
Premium Plus (pre February 2000) - Annual Ratchet                      1.40
Premium Plus (pre February 2000) - 5.5% Solution                       1.40
Premium Plus (post January 2000) - Annual Ratchet                      1.45
Premium Plus (post January 2000) - 5.5% Solution                       1.45
Premium Plus (post 2000) - 5.5% Solution                               1.45
Premium Plus (pre February 2000) - 7% Solution                         1.55
Premium Plus (post January 2000) - Max 5.5                             1.55
Premium Plus (post 2000) - Annual Ratchet                              1.55
Premium Plus (post 2000) - Max 5.5                                     1.60
Premium Plus (post January 2000) - 7% Solution                         1.65
Premium Plus (post 2000) - 7% Solution                                 1.65
Premium Plus (post January 2000) - Max 7                               1.75
Premium Plus (post 2000) - Max 7                                       1.75
ES II (pre 2001)                                                       1.25
ES II (post 2000) - Standard                                           1.25
ES II (post 2000) - Deferred Ratchet                                   1.30
ES II (post 2000) - 5.5% Solution                                      1.40
ES II (post 2000) - Annual Ratchet                                     1.50
ES II (post 2000) - Max 5.5                                            1.55
ES II (post 2000) - 7% Solution                                        1.60
ES II (post 2000) - Max 7                                              1.70
Value - Standard                                                       0.75
Access One                                                             0.35
Granite PrimElite - Standard                                           1.10
Granite PrimElite - Annual Ratchet                                     1.25
Generations - Standard                                                 1.25
Generations - Deferred Ratchet                                         1.30
Generations - Annual Ratchet                                           1.50
Generations - 7% Solution                                              1.60
Generations - Max 7                                                    1.70
Landmark - Standard                                                    1.50

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                            ANNUAL RATES
                                                               -----------------

Landmark - 5.5% Solution                                              1.65%
Landmark - Annual Ratchet                                             1.75
Landmark - Max 5.5                                                    1.80
Landmark - 7% Solution                                                1.85
Landmark - Max 7                                                      1.95
VA Option I                                                           0.80
VA Option II                                                          1.10
VA Option III                                                         1.25
VA Bonus Option I                                                     1.30
VA Bonus Option II                                                    1.60
VA Bonus Option III                                                   1.75
Advantage Option I                                                    2.05
Advantage Option II                                                   2.25
Advantage Option III                                                  2.30
Rollover Choice Option I                                              0.60
Rollover Choice Option II                                             0.80
Rollover Choice Option III                                            0.95

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, and Rollover Choice Contracts.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


 3. CHARGES AND FEES (CONTINUED)

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of deferred annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

CONTINGENT DEFERRED SALES CHARGES

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.


  COMPLETE YEARS                 GRANITE
  ELAPSED SINCE         DVA     PRIMELITE
 PREMIUM PAYMENT        80          &       PREMIUM       ES II &                                              ROLLOVER
                      & DVA      DVA PLUS     PLUS     GENERATIONS   VALUE    ADVANTAGE     LANDMARK   VA       CHOICE
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------
        0               6%        7%            8%          8%          6%         6%           6%      7%        6%
        1               5         7             8           7           6          5            5       7         6
        2               4         6             8           6           6          4            4       6         5
        3               3         5             8           5           5          -            3       6         4
        4               2         4             7           4           4          -            -       5         3
        5               1         3             6           3           3          -            -       4         2
        6               -         1             5           2           1          -            -       3         1
        7               -         -             3           1           -          -            -       -         -
        8               -         -             1           -           -          -            -       -         -
       9+               -         -             -           -           -          -            -       -         -
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.


NET ASSETS RETAINED IN THE ACCOUNT BY GOLDEN AMERICAN LIFE INSURANCE COMPANY

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED
                                      -----------------------------
                                           2002            2001
                                      --------------- -------------
                                        (DOLLARS IN THOUSANDS)

Balance at beginning of year              $ 135          $  813
Sales load advanced                           9              46
Amortization of deferred
   sales load and premium tax              (144)           (724)
                                      --------------- -------------
Balance at end of year                  $     -        $   135
                                      =============== =============

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:




                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust:
   All Cap                                                          $99,898        $62,269        $215,529         $18,161
   All Cap Advisor                                                      177              -               -               -
   Asset Allocation Growth                                           18,227         10,179          46,049             798
   Capital Growth                                                   271,861        306,181         150,331         150,151
   Capital Growth Advisor                                               154              -               -               -
   Capital Guardian Small Cap                                       830,463        842,708         474,975         410,116
   Capital Guardian Small Cap Advisor                                   320              -               -               -
   Core Bond                                                        332,380         34,599          96,443          23,096
   Core Bond Advisor                                                    995              -               -               -
   Developing World                                                 256,419        261,252         514,464         492,886
   Developing World Advisor                                              81              -               -               -
   Diversified Mid-Cap                                               58,638          6,680          51,740           5,350
   Diversified Mid-Cap Advisor                                          224              -               -               -
   Emerging Markets                                                       -              -          49,902          69,646
   Equity Growth                                                      5,244            623               -               -
   Equity Growth Advisor                                                480              -               -               -
   Equity Income                                                    166,618        101,344         216,341          81,506
   Equity Income Advisor                                                673             13               -               -
   Equity Opportunity                                               147,404        177,811         142,512         114,142
   Equity Opportunity Advisor                                            34              -               -               -
   Focus Value                                                        6,954            731               -               -
   Focus Value Advisor                                                   50              -               -               -
   Fully Managed                                                    383,713         62,233         377,005          90,177
   Fully Managed Advisor                                                946             34               -               -
   Fundamental Growth Focus                                           3,288            415               -               -
   Fundamental Growth Advisor                                           113              -               -               -
   Global Franchise                                                  19,859          4,824               -               -
   Global Franchise Advisor                                             744             42               -               -
   Growth                                                           922,370      1,085,634         838,003         854,786
   Growth Advisor                                                        97              -               -               -
   Hard Assets                                                      102,835         64,011          15,759          19,014
   Hard Assets Advisor                                                   95              -               -               -
   International Enhanced EAFE                                       18,536         13,290               -               -
   International Enhanced EAFE Advisor                                  166              -               -               -
   International Equity                                             684,796        688,451       1,288,757       1,304,170

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust (continued):
   International Equity Advisor                                       $ 254             $-             $ -             $ -
   Internet Tollkeeper                                               16,754          6,112           5,934             392
   Internet Tollkeeper Advisor                                           57              -               -               -
   Investors                                                         37,278          9,900          79,313           6,102
   Investors Advisor                                                    297              -               -               -
   J.P. Morgan Fleming Small Cap Equity                              10,549            557               -               -
   J.P. Morgan Fleming Small Cap Advisor                                520              -               -               -
   Janus Growth and Income                                           77,366         13,632          85,909           2,016
   Janus Growth and Income Advisor                                      602              -               -               -
   Large Cap Value                                                  137,118         37,870         192,419          13,495
   Large Cap Value Advisor                                              347              -               -               -
   Limited Maturity Bond                                            289,313        109,521         320,388         165,480
   Liquid Asset                                                   6,067,854      6,116,068       5,778,907       5,387,088
   Liquid Asset Advisor                                               3,353          1,553               -               -
   Managed Global Series                                            439,191        413,705         994,534         946,349
   Managed Global Advisor                                                51              -               -               -
   Market Manager                                                         -              -           3,388           8,410
   Mid-Cap Growth                                                   672,311        703,631         813,977         747,789
   Mid-Cap Growth Advisor                                               558              -               -               -
   Real Estate                                                      137,466         62,909          71,207          46,270
   Real Estate Advisor                                                  278              -               -               -
   Research                                                         171,313        231,552         208,240         178,793
   Research Advisor                                                     329              -               -               -
   Special Situations                                                11,468          6,198          21,339           1,778
   Special Situations Advisor                                            56              -               -               -
   Strategic Equity                                                 403,752        448,147         199,079         223,594
   Strategic Equity Advisor                                              79              -               -               -
   Total Return                                                     268,590        141,319         303,584          73,267
   Total Return Advisor                                               1,034             51               -               -
   Value Equity                                                     102,513         90,027         109,345          74,755
   Value Equity Advisor                                                 110              -               -               -
   Van Kampen Growth and Income                                      60,273        127,038          60,251          72,471
   Van Kampen Growth and Income Advisor                               1,031             31               -               -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                  16,368          5,241           3,649              90
   AIM V.I. Growth                                                      987            372             427               2
   AIM V.I. Capital Appreciation                                         34              -               -               -
   AIM V.I. Core Equity                                                  44              -               -               -
   AIM V.I. Premier Equity                                               87              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31
                                                                           2002                           2001
                                                              --------------------------------------------------------------
                                                                PURCHASES         SALES         PURCHASES        SALES
                                                              --------------------------------------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value                                          $ 2,631          $ 257           $ 648            $ 66
   Alliance Growth and Income                                          4,785            619           1,659              44
   Alliance Premier Growth                                             3,175          1,593           1,115              79
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                                               48,243         23,758             705              44
   Fidelity(R)VIP Equity-Income                                        62,498         39,048           1,945              55
   Fidelity(R)VIP Contrafund(R)                                         4,406            783           1,568             436
   Fidelity(R)VIP Overseas                                                  9              -               -               -
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                                    20              -               -               -
Greenwich Street Series Fund:
   Greenwich Appreciation                                                 81             74              54             116
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                                            33            431             214             191
   Galaxy VIP Equity                                                      22            132             130             187
   Galaxy VIP Growth and Income                                            -             32              59             119
   Galaxy VIP High Quality Bond                                           32             58              90              18
   Galaxy VIP Small Company Growth                                        13             11              19               6
ING GET Fund:
   ING GET Fund - Series N                                               733          2,401          33,144           3,009
   ING GET Fund - Series P                                             6,579         18,769         152,998             246
   ING GET Fund - Series Q                                           182,185         15,241           1,904               -
   ING GET Fund - Series R                                           184,803         15,647               -               -
   ING GET Fund - Series S                                           227,944          9,645               -               -
   ING GET Fund - Series T                                           237,424          1,768               -               -
   ING GET Fund - Series U                                             1,047              -               -               -
ING Partners, Inc.:
   ING Alger Growth                                                       43              -               -               -
   ING American Century Small Cap Value                                    2              -               -               -
   ING J.P. Morgan Mid Cap Value                                         357             60               -               -
   ING MFS(R)Capital Opportunities                                     1,163            193             661               9
   ING MFS(R)Capital Opportunities                                        85              -               -               -
   ING MFS(R)Global Growth                                                76              1               -               -
   ING OpCap Balanced Value                                              131              -               -               -
   ING PIMCO Total Return                                                627             29               -               -
   ING Salomon Bros. Capital                                               9              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
ING Partners, Inc. (continued):
   ING Salomon Bros. Investors Value                                    $ 4            $ -              $-             $ -
   ING Scudder International Growth                                       8              -               -               -
   ING T. Rowe Price Growth Equity                                      162              -               -               -
   ING UBS Tactical Asset Allocation                                      2              -               -               -
   ING Van Kampen Comstock                                            1,785             55               -               -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                           24,169          9,196          24,855           8,371
ING VP Bond Portfolio:
   ING VP Bond                                                       63,496         13,839               -               -
ING Variable Portfolios, Inc.:
   ING VP Growth                                                         51              1               -               -
   ING VP Index Plus LargeCap                                         7,078          2,691             896             101
   ING VP Index Plus MidCap                                           9,240          3,466             852              62
   ING VP Index Plus SmallCap                                         8,715          4,883             854             227
   ING VP Small Company                                                 251             37               -               -
   ING VP Value Opportunity                                           1,251            169             314              15
ING Variable Products Trust:
   ING VP Convertible                                                 1,096            187             195               3
   ING VP Growth Opportunities                                       10,173          2,384           7,080           1,675
   ING VP International Value                                            53              1               -               -
   ING VP Large Company Value                                         1,376            372             442             291
   ING VP LargeCap Growth                                             1,869          1,053             538               8
   ING VP MagnaCap                                                   13,443          3,846           5,521             131
   ING VP MidCap Opportunities                                           16              -               -               -
   ING VP SmallCap Opportunities                                     31,124          1,969          20,495           5,437
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                                  63,673         40,543           3,684           1,338
   INVESCO VIF - Health Sciences                                     83,757         58,204          13,606           2,751
   INVESCO VIF - Leisure                                              7,516          1,277               -               -
   INVESCO VIF - Utilities                                            8,167            944           1,085             117
Janus Aspen Series:
   Janus Aspen Series Balanced                                          565             37               -               -
   Janus Aspen Series Flexible Income                                   276              3               -               -
   Janus Aspen Series Growth                                            225              1               -               -
   Janus Aspen Series Worldwide Growth                              104,529        101,442           1,300              62

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                                      $ 274            $24             $ -             $ -
   Oppenheimer Strategic Bond                                            53             36               -               -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                                                 217,839        126,620         187,456         101,450
   PIMCO StocksPLUS Growth and Income                                92,182         97,761          78,983          54,922
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                                            200              1               -               -
   Pioneer Fund VCT                                                  27,454          6,810           2,403             151
   Pioneer Mid-Cap Value VCT                                         69,537         13,624           5,058              16
   Pioneer Small Company VCT                                          3,491            398             978              82
ProFunds VP:
   ProFund VP Bull                                                  114,057         95,299          41,559          20,550
   ProFund VP Europe 30                                             318,634        307,100         179,473         169,046
   ProFund VP Small-Cap                                             321,292        294,784         202,340         180,975
Prudential Series Fund, Inc.:
   Prudential Jennison                                              223,318        215,947         161,864         120,999
   Prudential SP Jennison International Growth                       44,081         36,323          72,009          60,714
Putnam Variable Trust:
   Putnam VT Growth and Income                                        1,662            172             456              13
   Putnam VT International Growth and Income                          3,063            261             625              33
   Putnam VT Voyager II                                               1,601             94             539               8
Travelers Series Fund Inc.:
   Smith Barney High Income                                              82             38              51              62
   Smith Barney International All Cap Growth                              4             26               4              19
   Smith Barney Large Cap Value                                          19             54              30              71
   Smith Barney Money Market                                              2             80             194             129
UBS Series Trust:
   UBS Tactical Allocation                                            1,316            240             794              49

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



6. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2002 and 2001 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract). All of the units issued for the GCG Trust Market Manager Division resulted from such updates.


                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust:
   All Cap                                        14,295,321    10,877,332     3,417,989     20,782,291    4,029,958   16,752,333
   All Cap Advisor                                    18,492             -        18,492              -            -            -
   Asset Allocation Growth                         2,524,223     1,691,382       832,841      5,576,656      359,275    5,217,381
   Capital Growth                                 12,673,641    14,350,360    (1,676,719)     9,170,101    7,646,399    1,523,702
   Capital Growth Advisor                              3,459             -         3,459              -            -            -
   Capital Guardian Small Cap                     31,167,383    33,693,558    (2,526,175)    12,516,724   12,352,679      164,045
   Capital Guardian Small Cap Advisor                 14,125             -        14,125              -            -            -
   Core Bond                                      58,286,404    59,112,337      (825,933)    32,782,567   28,723,840    4,058,727
   Core Bond Advisor                                  32,995            27        32,968              -            -            -
   Developing World                               31,632,928     7,268,250    24,364,678      9,464,453    3,028,846    6,435,607
   Developing World Advisor                           96,894           124        96,770              -            -            -
   Diversified Mid-Cap                            38,357,135    38,795,832      (438,697)    77,143,940   74,214,198    2,929,742
   Diversified Mid-Cap Advisor                         8,162             3         8,159              -            -            -
   Emerging Markets                                8,678,192     2,364,577     6,313,615      6,501,025    1,269,887    5,231,138
   Equity Growth                                      23,763           590        23,173              -            -            -
   Equity Growth Advisor                                   -             -             -      7,053,917    9,615,850   (2,561,933)
   Equity Income                                     715,898       157,257       558,641              -            -            -
   Equity Income Advisor                              47,562             -        47,562              -            -            -
   Equity Opportunity                             10,707,624     7,860,701     2,846,923     11,244,435    5,753,173    5,491,262
   Equity Opportunity Advisor                         68,680         3,462        65,218              -            -            -
   Focus Value                                       927,802       217,748       710,054              -            -            -
   Focus Value Advisor                                 4,735             -         4,735              -            -            -
   Fully Managed                                  16,893,498     5,743,297    11,150,201     15,753,519    5,774,203    9,979,316
   Fully Managed Advisor                              92,813         3,431        89,382              -            -            -
   Fundamental Growth Focus                          412,537        67,974       344,563              -            -            -
   Fundamental Growth Advisor                         11,445             7        11,438              -            -            -
   Global Franchise                                2,512,607       851,207     1,661,400              -            -            -
   Global Franchise Advisor                           78,879         4,514        74,365              -            -            -
   Growth                                         88,418,811   101,385,523   (12,966,712)    56,738,599   57,342,210     (603,611)
   Growth Advisor                                      9,416             -         9,416              -            -            -
   Hard Assets                                     8,767,576     6,176,025     2,591,551      1,479,521    1,669,257     (189,736)
   Hard Assets Advisor                                 9,841             -         9,841              -            -            -
   International Enhanced EAFE                     2,304,452     1,696,647       607,805              -            -            -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust (continued):
   International Enhanced EAFE Advisor                16,921            29        16,892              -            -            -
   International Equity                           88,470,226    88,235,675       234,551    140,797,564  141,233,941     (436,377)
   International Equity Advisor                       25,956             3        25,953              -            -            -
   Internet Tollkeeper                             3,969,315     1,909,841     2,059,474        867,730      158,666      709,064
   Internet Tollkeeper Advisor                         5,119             -         5,119              -            -            -
   Investors                                       5,380,431     2,510,400     2,870,031      8,174,409    1,445,937    6,728,472
   Investors Advisor                                  30,514            17        30,497              -            -            -
   J.P. Morgan Fleming Small Cap Equity            1,450,310       238,479     1,211,831              -            -            -
   J.P. Morgan Fleming Small Cap Advisor              53,904             3        53,901              -            -            -
   Janus Growth and Income                        11,879,305     3,750,330     8,128,975     10,214,159    1,007,740    9,206,419
   Janus Growth and Income Advisor                    60,374             -        60,374              -            -            -
   Large Cap Value                                22,131,127    10,157,539    11,973,588     21,298,417    3,032,221   18,266,196
   Large Cap Value Advisor                            32,499             -        32,499              -            -            -
   Limited Maturity Bond                          19,089,421    10,093,155     8,996,266     21,094,466   13,022,965    8,071,501
   Liquid Asset                                  432,718,159   435,462,419    (2,744,260)   406,837,337  381,974,408   24,862,929
   Liquid Asset Advisor                              376,779       196,446       180,333              -            -            -
   Managed Global                                 29,219,248    27,211,114     2,008,134     57,913,358   54,827,286    3,086,072
   Managed Global Advisor                              4,848             -         4,848              -            -            -
   Market Manager                                          -             -             -              -      238,516     (238,516)
   Mid-Cap Growth                                 37,536,301    39,509,334    (1,973,033)    26,837,412   24,939,789    1,897,623
   Mid-Cap Growth Advisor                             56,277             2        56,275              -            -            -
   Real Estate                                     6,070,387     3,723,970     2,346,417      3,276,661    2,545,459      731,202
   Real Estate Advisor                                28,719             3        28,716              -            -            -
   Research                                       14,355,356    17,693,135    (3,337,779)    11,109,168   10,124,605      984,563
   Research Advisor                                   33,623             -        33,623              -            -            -
   Special Situations                              2,057,335     1,380,067       677,268      3,020,279      751,676    2,268,603
   Special Situations Advisor                          5,773             -         5,773              -            -            -
   Strategic Equity                               39,062,471    42,593,565    (3,531,094)    18,048,284   19,375,073   (1,326,789)
   Strategic Equity Advisor                            8,044             -         8,044              -            -            -
   Total Return                                   17,689,754    11,652,054     6,037,700     16,341,446    6,826,503    9,514,943
   Total Return Advisor                              100,210         5,006        95,204              -            -            -
   Value Equity                                    8,835,743     8,086,769       748,974      7,284,108    5,650,995    1,633,113
   Value Equity Advisor                               12,051           923        11,128              -            -            -
   Van Kampen Growth and Income                    5,686,825     8,964,808    (3,277,983)     5,403,189    5,969,298     (566,109)
   Van Kampen Growth and Income Advisor              105,373         4,220       101,153              -            -            -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                2,175,335       948,298     1,227,037        339,548       16,457      323,091
   AIM V.I. Growth                                   129,633        51,493        78,140         42,954           57       42,897
   AIM V.I. Capital Appreciation                       3,701             -         3,701              -            -            -
   AIM V.I. Core Equity                                4,961             -         4,961              -            -            -
   AIM V.I. Premier Equity                            11,714             -        11,714              -            -            -
Alliance Variable Products Series Fund, Inc.
   Alliance Bernstein Value                          298,200        42,183       256,017         71,653       12,180       59,473
   Alliance Growth and Income                        585,752       114,322       471,430        181,005        8,620      172,385
   Alliance Premier Growth                           467,717       260,296       207,421        123,347        9,253      114,094


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                           8,076,321      4,495,778     3,580,543        80,283        5,508       74,775
   Fidelity(R)VIP Equity-Income                    8,251,501      5,400,874     2,850,627       214,691       11,435      203,256
   Fidelity(R)VIP Contrafund(R)                      540,071        148,494       391,577       171,166       49,255      121,911
   Fidelity(R)VIP Overseas                             1,171              -         1,171
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                 1,965             25         1,940             -            -            -
Greenwich Street Series Fund:
   Greenwich Appreciation                              4,624          4,584            40         2,637        6,303       (3,666)
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                         1,789         52,447       (50,658)       19,007       19,492         (485)
   Galaxy VIP Equity                                   2,539         15,793       (13,254)       11,685       17,902       (6,217)
   Galaxy VIP Growth and Income                          561          3,752        (3,191)        5,606       12,104       (6,498)
   Galaxy VIP High Quality Bond                        2,096          4,759        (2,663)        7,406        1,490        5,916
   Galaxy VIP Small Company Growth                     1,172          1,052           120         1,341          329        1,012
ING GET Fund:
   ING GET Fund - Series N                            43,042        189,804      (146,762)    3,305,373      296,325    3,009,048
   ING GET Fund - Series P                           772,618      1,720,085      (947,467)   15,403,642      127,730   15,275,912
   ING GET Fund - Series Q                        18,122,750      1,458,265    16,664,485       190,471            -      190,471
   ING GET Fund - Series R                        18,803,947      1,893,348    16,910,599             -            -            -
   ING GET Fund - Series S                        22,953,264      1,085,776    21,867,488             -            -            -
   ING GET Fund - Series T                        23,875,059        232,370    23,642,689             -            -            -
   ING GET Fund - Series U                           104,774              -       104,774             -            -            -
ING Partners, Inc.:
   ING Alger Growth                                    5,956              -         5,956             -            -            -
   ING American Century Small Cap Value                  215              -           215             -            -            -
   ING J.P. Morgan Mid Cap Value                         950             31           919             -            -            -
   ING MFS(R)Capital Opportunities (Initial Class)    39,538          6,696        32,842             -            -            -
   ING MFS(R)Capital Opportunities (Service Class)   169,917         39,170       130,747        79,584        1,274       78,310
   ING MFS(R)Global Growth                            10,569              -        10,569             -            -            -
   ING OpCap Balanced Value                            9,184            144         9,040             -            -            -
   ING PIMCO Total Return                             16,208              -        16,208             -            -            -
   ING Salomon Bros. Capital                          57,930          2,748        55,182             -            -            -
   ING Salomon Bros. Investors Value                     487              -           487             -            -            -
   ING Scudder International Growth                    1,232              -         1,232             -            -            -
   ING T. Rowe Price Growth Equity                    19,085              -        19,085             -            -            -
   ING UBS Tactical Asset Allocation                     297              -           297             -            -            -
   ING Van Kampen Comstock                           218,552          8,852       209,700             -            -            -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         4,884,109      2,447,811     2,436,298     3,791,068    1,563,623    2,227,445
ING VP Bond Portfolio:
   ING VP Bond                                     7,230,384      2,562,132     4,668,252             -            -            -
ING Variable Portfolios, Inc.:
   ING VP Growth                                       6,679            110         6,569             -            -            -
   ING VP Index Plus LargeCap                        989,798        442,688       547,110        99,176       12,643       86,533
   ING VP Index Plus MidCap                        1,075,901        467,221       608,680        90,604        7,688       82,916

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
   ING VP Index Plus SmallCap                      1,032,462       634,554       397,908         96,255       28,852       67,403
   ING VP Small Company                               27,484         6,772        20,712              -            -            -
   ING VP Value Opportunity                          162,657        30,086       132,571         34,696        1,645       33,051
ING Variable Products Trust:
   ING VP Convertible                                111,643        22,720        88,923         18,782          347       18,435
   ING VP Growth Opportunities                     1,984,390       760,395     1,223,995        931,175      259,800      671,375
   ING VP International Value                          5,020            82         4,938              -            -            -
   ING VP Large Company Value                        151,517        46,425       105,092         45,138       30,153       14,985
   ING VP LargeCap Growth                            281,373       173,739       107,634         56,377          733       55,644
   ING VP MagnaCap                                 1,873,780       706,779     1,167,001        632,349       53,590      578,759
   ING VP MidCap Opportunities                         1,700             -         1,700              -            -            -
   ING VP SmallCap Opportunities                   6,167,933     1,352,225     4,815,708      2,548,996      811,701    1,737,295
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                8,952,534     6,278,761     2,673,773        434,280      177,355      256,925
   INVESCO VIF - Health Sciences                  11,553,067     8,591,990     2,961,077      1,421,950      369,814    1,052,136
   INVESCO VIF - Leisure                           1,002,159       278,062       724,097              -            -            -
   INVESCO VIF - Utilities                         1,413,473       305,358     1,108,115        141,238       22,159      119,079
Janus Aspen Series:
   Janus Aspen Series Balanced                        57,501         3,830        53,671              -            -            -
   Janus Aspen Series Flexible Income                 25,934           170        25,764              -            -            -
   Janus Aspen Series Growth                          26,711            20        26,691              -            -            -
   Janus Aspen Series Worldwide Growth            13,323,220    12,946,666       376,554        146,938        8,275      138,663
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                      29,681         2,882        26,799              -            -            -
   Oppenheimer Strategic Bond                          5,028         3,500         1,528              -            -            -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                               27,197,895    19,409,516     7,788,379     21,217,537   13,988,901    7,228,636
   PIMCO StocksPLUS Growth and Income             13,357,877    14,285,763      (927,886)     8,925,373    7,365,612    1,559,761
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                          21,635            61        21,574              -            -            -
   Pioneer Fund VCT                                3,769,608     1,315,200     2,454,408        268,899       26,350      242,549
   Pioneer Mid-Cap Value VCT                       7,875,737     2,670,048     5,205,689        576,552       96,828      479,724
   Pioneer Small Company VCT                         431,876        92,472       339,404        107,907       10,101       97,806
ProFunds VP:
   ProFund VP Bull                                18,816,487    16,427,269     2,389,218      4,686,896    2,370,498    2,316,398
   ProFund VP Europe 30                           50,746,741    48,922,218     1,824,523     23,135,968   22,371,682      764,286
   ProFund VP Small-Cap                           44,254,935    41,001,972     3,252,963     21,972,144   19,853,663    2,118,481
Prudential Series Fund, Inc.:
   Prudential Jennison                            45,072,785    43,503,839     1,568,946     26,252,187   19,904,133    6,348,054
   Prudential SP Jennison International
      Growth                                      10,464,472     8,810,383     1,654,089     12,383,699   10,604,474    1,779,225
Putnam Variable Trust:
   Putnam VT Growth and Income                       199,811        27,845       171,966         50,302        2,090       48,212
   Putnam VT International Growth and Income         355,859        48,525       307,334         70,513        6,733       63,780
   Putnam VT Voyager II                              227,745        22,636       205,109         68,823        2,835       65,988


                                      109

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                               35         3,035        (3,000)            93        4,626       (4,533)
   Smith Barney International All Cap Growth              80         2,233        (2,153)           277        1,051         (774)
   Smith Barney Large Cap Value                          114         3,173        (3,059)             6        3,282       (3,276)
   Smith Barney Money Market                              16         6,191        (6,175)        15,005       10,129        4,876
UBS Series Trust:
   UBS Tactical Allocation                           165,483        32,046       133,437         89,352        5,615       83,737

                                      110

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2002 follows:

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP
Contracts in accumulation period:
DVA                                                                                   41,458.754   $8.65         $358,618
DVA Series 100                                                                         3,137.705    8.56           26,859
DVA Plus - Standard (pre February 2000)                                               94,490.061    8.59          811,670
DVA Plus - Standard (post January 2000 & post 2000)                                  355,697.642    8.57        3,048,329
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              3,519,149.243    8.55       30,088,726
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,205,675.709    8.54       35,916,471
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,646,986.989    8.51       14,015,859
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        957,911.527    8.50        8,142,248
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,505,988.275    8.49       12,785,840
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    3,652,427.624    8.47       30,936,062
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,438,659.230    8.46       12,171,057
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,308,447.252    8.45       27,956,379
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           5,615,264.398    8.42       47,280,526
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,104.907    8.41           26,112
Access - Annual Ratchet (post April 2001)                                            186,268.904    8.39        1,562,796
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 892,250.465    8.37        7,468,136

                                      111

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP (CONTINUED)
Access - 7% Solution (post April 2001)                                               142,957.557   $8.36       $1,195,125
Access  - Max 7 (post April 2001)                                                    381,029.823    8.34        3,177,789
ES II - Max 7 (post 2000), Generations - Max 7                                       915,050.379    8.44        7,723,025
Landmark - 7% Solution                                                               294,227.794    8.40        2,471,513
Value                                                                                 71,708.265    8.68          622,428
                                                                                -----------------        -----------------
                                                                                  29,231,892.503             $247,785,568
                                                                                =================        =================

GCG TRUST ALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,130.121   $9.53          $29,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   75.548    9.53              720
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,247.033    9.53           21,414
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            8,123.878    9.52           77,339
ES II - Max 7 (post 2000), Generations - Max 7                                         4,915.691    9.52           46,797
                                                                                -----------------        -----------------
                                                                                      18,492.271                 $176,100
                                                                                =================        =================

GCG TRUST ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                    2,027.410   $7.33          $14,861
DVA Plus - Standard (pre February 2000)                                               26,126.263    7.29          190,460
DVA Plus - Standard (post January 2000 & post 2000)                                   70,920.996    7.28          516,305
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                660,455.843    7.26        4,794,909
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,194,266.289    7.25        8,658,431
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          169,483.674    7.24        1,227,062

                                      112

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ASSET ALLOCATION GROWTH (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        187,063.134   $7.23       $1,352,466
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             337,704.673    7.22        2,438,228
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      501,198.187    7.21        3,613,639
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          446,755.295    7.20        3,216,638
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    987,291.899    7.20        7,108,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,284,001.843    7.18        9,219,133
Access - Annual Ratchet (post April 2001)                                             51,903.335    7.16          371,628
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 224,828.378    7.15        1,607,523
Access - 7% Solution (post April 2001)                                                31,656.908    7.14          226,030
Access  - Max 7 (post April 2001)                                                     69,349.514    7.12          493,769
ES II - Max 7 (post 2000), Generations - Max 7                                       241,486.345    7.19        1,736,287
Landmark - 7% Solution                                                                48,142.273    7.16          344,699
Value                                                                                 16,589.694    7.35          121,934
                                                                                -----------------        -----------------
                                                                                   6,551,251.953              $47,252,504
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                 1,607.870  $10.52          $16,915
DVA                                                                                  153,146.430   10.37        1,588,128
DVA Series 100                                                                         8,227.787   10.13           83,347
DVA Plus - Standard (pre February 2000)                                              380,316.760   10.20        3,879,231
DVA Plus - Standard (post January 2000 & post 2000)                                  142,766.855   10.17        1,451,939
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,368,760.600   10.10       54,224,482
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,918,853.410   10.06       19,303,665

                                      113

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,478,808.490   $9.99      $44,743,297
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        749,731.689    9.96        7,467,328
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             481,010.436    9.92        4,771,624
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,139,683.548    9.89       60,721,470
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,585.888    9.86        6,079,537
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,761,535.292    9.82       17,298,277
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,863,527.950    9.76       18,188,033
Access - Annual Ratchet (post April 2001)                                             30,974.973    9.66          299,218
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 184,178.500    9.62        1,771,797
Access - 7% Solution (post April 2001)                                                58,702.850    9.59          562,960
Access  - Max 7 (post April 2001)                                                     67,393.152    9.52          641,583
ES II - Max 7 (post 2000), Generations - Max 7                                       249,302.116    9.79        2,440,668
Landmark - 7% Solution                                                                56,387.454    9.69          546,394
Value                                                                                 65,321.974   10.45          682,615
                                                                                -----------------        -----------------
                                                                                  24,776,824.024             $246,762,508
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  1,843.350  $10.46          $19,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 341.182   10.45            3,565

                                      114

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,840.247  $10.45          $71,481
ES II - Max 7 (post 2000), Generations - Max 7                                         5,100.584   10.45           53,301
                                                                                -----------------        -----------------
                                                                                      14,125.363                 $147,628
                                                                                =================        =================
GCG TRUST CAPITAL GUARDIAN SMALL CAP
Currently payable annuity products:
DVA                                                                                    2,297.593  $13.52          $31,063
Contracts in accumulation period:
DVA 80                                                                                14,858.695   13.71          203,713
DVA                                                                                  214,874.378   13.52        2,905,102
DVA Series 100                                                                        13,572.305   13.18          178,883
DVA Plus - Standard (pre February 2000)                                              343,421.977   13.28        4,560,644
DVA Plus - Standard (post January 2000 & post 2000)                                  235,631.961   13.23        3,117,411
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,592,780.344   13.14       73,489,134
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,987,430.595   13.09       39,105,466
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,048,976.100   13.00       52,636,689
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,000,666.713   12.95       12,958,634
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             874,016.460   12.91       11,283,552
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,163,677.792   12.86       53,544,896
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          857,077.537   12.82       10,987,734
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,319,409.725   12.77       29,618,862

                                      115

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GUARDIAN SMALL CAP (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,389,035.932  $12.68      $30,292,976
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,453.358   12.64           18,370
Access - Annual Ratchet (post April 2001)                                             61,290.156   12.55          769,191
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 350,648.747   12.50        4,383,109
Access - 7% Solution (post April 2001)                                                54,701.732   12.46          681,584
Access  - Max 7 (post April 2001)                                                     69,007.571   12.37          853,624
ES II - Max 7 (post 2000), Generations - Max 7                                       518,748.741   12.73        6,603,671
Landmark - 7% Solution                                                               123,957.985   12.59        1,560,631
Access One                                                                             1,141.000   14.00           15,974
Value                                                                                100,785.890   13.61        1,371,696
                                                                                -----------------        -----------------
                                                                                  26,339,463.287             $341,172,609
                                                                                =================        =================

GCG TRUST CAPITAL GUARDIAN SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  5,340.969   $9.73          $51,968
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            1,152.595    9.72           11,203
ES II - Max 7 (post 2000), Generations - Max 7                                        26,474.859    9.72          257,336
                                                                                -----------------        -----------------
                                                                                      32,968.423                 $320,507
                                                                                =================        =================

GCG TRUST CORE BOND
Contracts in accumulation period:
DVA 80                                                                                   753.424  $13.35          $10,058
DVA                                                                                   90,062.736   13.13        1,182,524
DVA Series 100                                                                           738.171   12.76            9,419
DVA Plus - Standard (pre February 2000)                                              223,688.583   12.87        2,878,872
DVA Plus - Standard (post January 2000 & post 2000)                                  284,926.081   12.81        3,649,903
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,410,374.581   12.71       56,055,861
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,516,489.676   12.65       57,133,594
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,142,594.793   12.55       26,889,565

                                      116

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      689,474.728    $12.49      $8,611,539
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,936,105.724     12.44      24,085,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  4,423,425.565     12.39      54,806,243
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                      1,446,384.844     12.34      17,848,389
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                3,457,226.108     12.29      42,489,309
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         5,600,336.870     12.19      68,268,106
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                       32,107.716     12.13         389,467
Access - Annual Ratchet (post April 2001)                                          134,069.579     12.03       1,612,857
Access - Max 5.5 (post April 2001), Landmark - Max 7                               836,450.736     11.98      10,020,680
Access - 7% Solution (post April 2001)                                             299,610.090     11.93       3,574,348
Access  - Max 7 (post April 2001)                                                  390,105.072     11.83       4,614,943
ES II - Max 7 (post 2000), Generations - Max 7                                   1,325,734.470     12.24      16,226,990
Landmark - 7% Solution                                                             529,439.956     12.08       6,395,635
Value                                                                               71,442.238     13.24         945,895
VA Option I                                                                        161,643.514     13.19       2,132,078
VA Option II                                                                       104,350.003     12.86       1,341,941
VA Option III                                                                       78,978.140     12.70       1,003,022
VA Bonus Option I                                                                  410,566.626     12.65       5,193,668
VA Bonus Option II                                                                 238,795.640     12.34       2,946,738
VA Bonus Option III                                                                280,007.129     12.18       3,410,487
SmartDesign Advantage Option I                                                      41,826.052     11.89         497,312
SmartDesign Advantage Option II                                                     33,654.867     11.69         393,425
SmartDesign Advantage Option III                                                    27,833.585     11.55         321,478
Rollover Choice Option I                                                            11,209.365     13.41         150,318
Rollover Choice Option II                                                            7,405.249     13.19          97,675
                                                                                ---------------          ----------------
                                                                                34,237,811.911              $425,187,494
                                                                                ===============          ================

GCG TRUST CORE BOND ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               27,862.818    $10.26        $285,873

                                      117

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND ADVISOR  (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              4,219.045    $10.26        $43,287
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,367.528     10.25         65,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         48,272.777     10.25        494,796
ES II - Max 7 (post 2000), Generations - Max 7                                      10,048.284     10.24        102,894
                                                                                ---------------          ---------------
                                                                                    96,770.452                 $992,117
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                 12,255.773     $6.36        $77,947
Contracts in accumulation period:
DVA 80                                                                              14,178.783      6.42         91,028
DVA                                                                                475,932.987      6.36      3,026,934
DVA Series 100                                                                      18,313.765      6.25        114,461
DVA Plus - Standard (pre February 2000)                                            207,165.986      6.28      1,301,002
DVA Plus - Standard (post January 2000 & post 2000)                                144,724.137      6.26        905,973
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,925,891.221      6.23     11,998,302
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,365,017.451      6.22      8,490,409
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,372,716.295      6.19      8,497,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      474,427.290      6.17      2,927,216
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           249,735.938      6.16      1,538,373

                                      118

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DEVELOPING WORLD (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,283,289.404     $6.14     $7,879,397
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        256,922.106      6.13      1,574,933
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  690,414.368      6.11      4,218,432
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           847,173.047      6.08      5,150,812
Access - Annual Ratchet (post April 2001)                                           45,608.548      6.04        275,476
Access - Max 5.5 (post April 2001), Landmark - Max 7                                87,622.124      6.02        527,485
Access - 7% Solution (post April 2001)                                              14,127.458      6.01         84,906
Access  - Max 7 (post April 2001)                                                   39,283.433      5.98        234,915
ES II - Max 7 (post 2000), Generations - Max 7                                      89,889.364      6.10        548,325
Landmark - 7% Solution                                                              40,885.379      6.05        247,357
Value                                                                               46,745.779      6.39        298,706
                                                                                ---------------          ---------------
                                                                                 9,702,320.636              $60,009,503
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  520.886     $9.71         $5,058
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,949.670      9.70         57,712
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            504.135      9.70          4,890
ES II - Max 7 (post 2000), Generations - Max 7                                       1,184.808      9.70         11,493
                                                                                ---------------          ---------------
                                                                                     8,159.499                  $79,153
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP Contracts in accumulation period:
DVA                                                                                 14,377.938     $7.30       $104,959
DVA Series 100                                                                         547.871      7.24          3,967
DVA Plus - Standard (pre February 2000)                                             52,084.982      7.26        378,137
DVA Plus - Standard (post January 2000 & post 2000)                                107,226.771      7.25        777,394
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,436,693.678      7.23     10,387,295

                                      119

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,947,601.094     $7.22    $14,061,680
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        504,098.037      7.21      3,634,547
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      239,616.364      7.20      1,725,238
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           877,091.558      7.19      6,306,288
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,210,498.995      7.18      8,691,383
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        839,243.527      7.17      6,017,376
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,611,467.331      7.17     11,554,221
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,302,130.917      7.15     16,460,236
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        1,418.819      7.14         10,130
Access - Annual Ratchet (post April 2001)                                           78,293.863      7.12        557,452
Access - Max 5.5 (post April 2001), Landmark - Max 7                               492,026.422      7.12      3,503,228
Access - 7% Solution (post April 2001)                                              74,631.497      7.11        530,630
Access  - Max 7 (post April 2001)                                                  181,302.263      7.09      1,285,433
ES II - Max 7 (post 2000), Generations - Max 7                                     532,775.028      7.16      3,814,669
Landmark - 7% Solution                                                             163,816.671      7.13      1,168,013
Value                                                                               28,075.151      7.31        205,229
                                                                                ---------------          ---------------
                                                                                12,695,018.777              $91,177,505
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP ADVISOR Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                5,407.942     $9.48        $51,267

                                      120

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                432.092     $9.48         $4,096
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               243.004      9.47          2,301
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         12,952.240      9.47        122,658
ES II - Max 7 (post 2000), Generations - Max 7                                       4,137.894      9.47         39,186
                                                                                ---------------          ---------------
                                                                                    23,173.172                 $219,508
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH Contracts in accumulation period:
DVA                                                                                  3,698.022     $7.84        $28,992
DVA Plus - Standard (pre February 2000)                                              2,799.601      7.83         21,921
DVA Plus - Standard (post January 2000 & post 2000)                                 10,978.003      7.83         85,958
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              124,180.866      7.82        971,094
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            115,969.157      7.82        906,879
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         36,456.517      7.81        284,725
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       16,317.558      7.81        127,440
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,455.347      7.81        222,236
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     62,875.801      7.81        491,060
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         20,987.840      7.80        163,705

                                      121

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   37,951.928     $7.80       $296,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            67,606.323      7.79        526,653
Access - Max 5.5 (post April 2001), Landmark - Max 7                                10,421.530      7.78         81,080
Access  - Max 7 (post April 2001)                                                      852.028      7.78          6,629
ES II - Max 7 (post 2000), Generations - Max 7                                      10,170.532      7.80         79,330
Landmark - 7% Solution                                                               8,348.943      7.79         65,038
Value                                                                                  571.100      7.85          4,483
                                                                                ---------------          ---------------
                                                                                   558,641.096               $4,363,248
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  500.893     $9.64         $4,829
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            15,788.036      9.63        152,039
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          2,058.799      9.63         19,826
ES II - Max 7 (post 2000), Generations - Max 7                                      29,214.728      9.63        281,338
                                                                                ---------------          ---------------
                                                                                    47,562.456                 $458,032
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                               1,348.359    $22.22        $29,661
DVA                                                                                 25,612.255     21.61        553,481
Contracts in accumulation period:
DVA 80                                                                             121,213.832     22.22      2,693,671
DVA                                                                              2,051,786.851     21.61     44,339,114
DVA Series 100                                                                      32,304.604     20.57        664,506
DVA Plus - Standard (pre February 2000)                                            255,606.846     20.89      5,339,627
DVA Plus - Standard (post January 2000 & post 2000)                                159,632.560     20.72      3,307,587
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,796,771.768     20.45     57,193,983
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          2,137,260.309     20.28     43,343,639

                                      122

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,226,227.787    $20.03    $44,591,343
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      375,190.550     19.86      7,451,284
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           814,591.599     19.72     16,063,746
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,360,009.304     19.58     65,788,982
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        773,224.228     19.44     15,031,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,769,553.969     19.30     34,152,392
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,273,204.350     19.03     43,259,079
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          192.692     18.90          3,642
Access - Annual Ratchet (post April 2001)                                           69,736.079     18.63      1,299,183
Access - Max 5.5 (post April 2001), Landmark - Max 7                               425,111.213     18.50      7,864,557
Access - 7% Solution (post April 2001)                                              90,035.804     18.37      1,653,958
Access  - Max 7 (post April 2001)                                                   94,236.389     18.11      1,706,621
ES II - Max 7 (post 2000), Generations - Max 7                                     479,847.384     19.17      9,198,674
Landmark - 7% Solution                                                             151,475.992     18.76      2,841,690
Access One                                                                             875.000     23.18         20,283
Value                                                                               60,096.515     21.92      1,317,316
                                                                                ---------------          ---------------
                                                                                20,545,146.239             $409,709,498
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               14,864.732     $9.83       $146,120
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,285.717      9.82        179,566

                                      123

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         21,139.474     $9.82       $207,590
ES II - Max 7 (post 2000), Generations - Max 7                                      10,928.226      9.81        107,206
                                                                                ---------------          ---------------
                                                                                    65,218.149                 $640,482
                                                                                ===============          ===============

GCG TRUST EQUITY OPPORTUNITY
Currently payable annuity products:
DVA                                                                                 14,478.487    $15.71       $227,457
Contracts in accumulation period:
DVA 80                                                                              15,404.039     16.05        247,235
DVA                                                                              1,154,948.305     15.71     18,144,238
DVA Series 100                                                                      16,405.052     15.12        248,044
DVA Plus - Standard (pre February 2000)                                            284,899.727     15.31      4,361,815
DVA Plus - Standard (post January 2000 & post 2000)                                184,671.967     15.21      2,808,861
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,929,610.455     15.06     44,119,933
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,951,375.489     14.96     29,192,577
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,915,535.853     14.82     43,208,241
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      692,996.783     14.72     10,200,913
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           479,670.392     14.64      7,022,375
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,453,225.380     14.56     50,278,962
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        577,200.232     14.48      8,357,859
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,643,361.524     14.41     23,680,840

                                      124

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY OPPORTUNITY (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,091,212.810     $14.25    $29,799,783
Access - Annual Ratchet (post April 2001)                                             41,941.988      14.02        588,027
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 132,555.663      13.94      1,847,826
Access - 7% Solution (post April 2001)                                                34,165.539      13.87        473,876
Access  - Max 7 (post April 2001)                                                     61,196.435      13.72        839,615
ES II - Max 7 (post 2000), Generations - Max 7                                       263,932.617      14.33      3,782,154
Landmark - 7% Solution                                                                44,959.241      14.10        633,925
Value                                                                                 56,140.426      15.88        891,510
                                                                                -----------------           ---------------
                                                                                  19,039,888.404              $280,956,066
                                                                                =================           ===============

GCG TRUST EQUITY OPPORTUNITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                    169.464      $9.75         $1,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,428.703       9.74         23,656
ES II - Max 7 (post 2000), Generations - Max 7                                           860.908       9.74          8,385
                                                                                -----------------           ---------------
                                                                                       3,459.075                   $33,693
                                                                                =================           ===============

GCG TRUST FOCUS VALUE Contracts in accumulation period:
DVA Series 100                                                                           403.111      $8.37         $3,374
DVA Plus - Standard (post January 2000 & post 2000)                                       88.979       8.38            746
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 93,267.838       8.37        780,652
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               91,570.714       8.37        766,447
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           69,302.448       8.36        579,368
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         22,197.693       8.36        185,573
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              36,243.979       8.36        303,000

                                      125

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FOCUS VALUE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     94,260.227     $8.35       $787,073
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         16,518.844      8.35        137,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   53,879.191      8.35        449,891
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            94,082.902      8.34        784,651
Access - Annual Ratchet (post April 2001)                                            5,396.319      8.33         44,951
Access - Max 5.5 (post April 2001), Landmark - Max 7                                15,877.599      8.33        132,260
Access - 7% Solution (post April 2001)                                              20,649.316      8.33        172,009
Access  - Max 7 (post April 2001)                                                    8,470.384      8.32         70,474
ES II - Max 7 (post 2000), Generations - Max 7                                      84,874.579      8.35        708,703
Landmark - 7% Solution                                                               1,398.706      8.34         11,665
Value                                                                                1,571.082      8.40         13,197
                                                                                ---------------          ---------------
                                                                                   710,053.911               $5,931,966
                                                                                ===============          ===============

GCG TRUST FOCUS VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               222.890    $10.17         $2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,252.965     10.16         12,730
ES II - Max 7 (post 2000), Generations - Max 7                                       3,259.390     10.16         33,115
                                                                                ---------------          ---------------
                                                                                     4,735.245                  $48,112
                                                                                ===============          ===============

GCG TRUST FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                 476.959    $30.37        $14,885
DVA                                                                                 17,327.473     29.53        511,680
Contracts in accumulation period:
DVA 80                                                                              46,348.529     30.37      1,407,205
DVA                                                                              1,134,176.173     29.53     33,492,223
DVA Series 100                                                                      21,165.295     28.11        594,956
DVA Plus - Standard (pre February 2000)                                            435,649.731     28.55     12,437,800
DVA Plus - Standard (post January 2000 & post 2000)                                281,689.371     28.32      7,977,443
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            5,326,018.141     27.96    148,915,467

                                      126

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             4,380,116.820    $27.72    $121,416,838
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         4,093,955.209     27.37     112,051,554
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         639,976.992     27.14      17,368,976
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,232,631.081     26.95      33,219,408
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     5,387,390.525     26.76     144,166,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,345,841.222     26.57      35,759,001
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          3,716,909.826     26.38      98,052,081
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            3,927,374.682     26.01     102,151,015
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          12,094.796     25.83         312,409
Access - Annual Ratchet (post April 2001)                                             122,475.644     25.46       3,118,230
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  442,656.923     25.28      11,190,367
Access - 7% Solution (post April 2001)                                                164,221.185     25.10       4,121,952
Access  - Max 7 (post April 2001)                                                     217,796.256     24.75       5,390,457
ES II - Max 7 (post 2000), Generations - Max 7                                      1,256,046.260     26.20      32,908,412
Landmark - 7% Solution                                                                232,111.293     25.65       5,953,655
Value                                                                                  90,281.116     29.95       2,703,919
                                                                                 -----------------          ----------------
                                                                                   34,524,731.502              $935,236,503
                                                                                 =================          ================

GCG TRUST FULLY MANAGED ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         8,749.639    $10.01         $87,584

                                      127

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,656.240   $10.01        $16,579
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,784.255    10.00        117,843
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           51,407.699    10.00        514,077
ES II - Max 7 (post 2000), Generations - Max 7                                        15,783.663     9.99        157,679
                                                                                 ----------------         ---------------
                                                                                      89,381.496                $893,762
                                                                                 ================         ===============

GCG TRUST FUNDAMENTAL GROWTH FOCUS
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 & post 2000)                                    4,821.861    $7.98        $38,478
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       44,772.613     7.97        356,838
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               27,663.603     7.97        220,479
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           18,057.041     7.97        143,915
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            754.698     7.96          6,007
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              60,486.886     7.96        481,476
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       44,257.084     7.96        352,286
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           16,838.025     7.96        134,031
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            27,465.089     7.95        218,347

                                      128

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FUNDAMENTAL GROWTH FOCUS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              62,915.346   $7.95     $500,177
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   8,896.164    7.94       70,636
Access - 7% Solution (post April 2001)                                                   297.033    7.93        2,355
ES II - Max 7 (post 2000), Generations - Max 7                                        26,080.260    7.95      207,338
Landmark - 7% Solution                                                                 1,011.739    7.94        8,033
Value                                                                                    246.288    8.00        1,970
                                                                                 ----------------        -------------
                                                                                     344,563.730           $2,742,366
                                                                                 ================        =============

GCG TRUST FUNDAMENTAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,049.598   $9.45      $38,269
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,209.274    9.44       58,616
ES II - Max 7 (post 2000), Generations - Max 7                                         1,178.801    9.44       11,128
                                                                                 ----------------        -------------
                                                                                      11,437.673             $108,013
                                                                                 ================        =============

GCG TRUST GLOBAL FRANCHISE
Contracts in accumulation period:
DVA 80                                                                                 1,187.427   $8.88      $10,544
DVA                                                                                      640.174    8.87        5,678
DVA Plus - Standard (pre February 2000)                                               11,623.141    8.86      102,981
DVA Plus - Standard (post January 2000 & post 2000)                                   23,085.952    8.85      204,311
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      220,958.044    8.85    1,955,479
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              255,200.584    8.84    2,255,973
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          135,600.201    8.84    1,198,706
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         27,705.332    8.83      244,638

                                      129

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GLOBAL FRANCHISE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              136,897.046   $8.83     $1,208,801
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       222,557.194    8.83      1,965,180
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            53,322.828    8.83        470,841
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            133,793.649    8.82      1,180,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              201,785.907    8.82      1,779,752
Access - Annual Ratchet (post April 2001)                                               5,968.492    8.81         52,582
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   40,257.987    8.80        354,270
Access - 7% Solution (post April 2001)                                                  1,758.151    8.80         15,472
Access  - Max 7 (post April 2001)                                                      34,645.719    8.80        304,882
ES II - Max 7 (post 2000), Generations - Max 7                                        130,191.636    8.82      1,148,290
Landmark - 7% Solution                                                                 14,613.060    8.81        128,741
Value                                                                                   9,607.419    8.88         85,314
                                                                                 -----------------        ---------------
                                                                                    1,661,399.943            $14,672,495
                                                                                 =================        ===============

GCG TRUST GLOBAL FRANCHISE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        29,031.188   $9.52       $276,377
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   412.034    9.52          3,923
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,167.197    9.51         11,100
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            26,238.388    9.51        249,527
ES II - Max 7 (post 2000), Generations - Max 7                                         17,515.525    9.51        166,573
                                                                                 -----------------        ---------------
                                                                                       74,364.332               $707,500
                                                                                 =================        ===============

                                      130

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH
Contracts in accumulation period:
DVA 80                                                                                 12,857.714  $10.95      $140,792
DVA                                                                                   368,583.831   10.81     3,984,391
DVA Series 100                                                                         10,762.408   10.55       113,543
DVA Plus - Standard (pre February 2000)                                               566,759.980   10.62     6,018,991
DVA Plus - Standard (post January 2000 & post 2000)                                   445,014.880   10.59     4,712,708
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    12,372,394.796   10.52   130,157,593
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             5,599,656.965   10.48    58,684,405
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         8,151,063.532   10.41    84,852,571
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       2,302,846.613   10.37    23,880,519
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,434,608.045   10.34    14,833,847
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    11,094,010.020   10.30   114,268,303
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,379,115.515   10.27    14,163,516
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          4,731,610.364   10.23    48,404,374
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            4,149,073.607   10.16    42,154,588
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           1,801.069   10.13        18,245
Access - Annual Ratchet (post April 2001)                                              60,336.832   10.06       606,989
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  311,442.281   10.02     3,120,652
Access - 7% Solution (post April 2001)                                                 62,459.653    9.99       623,972
Access  - Max 7 (post April 2001)                                                     134,109.863    9.92     1,330,370
ES II - Max 7 (post 2000), Generations - Max 7                                        464,260.700   10.20     4,735,459

                                      131

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH (CONTINUED)
Landmark - 7% Solution                                                                149,093.481  $10.09     $1,504,353
Access One                                                                                808.000   11.18          9,033
Value                                                                                 151,569.894   10.88      1,649,080
                                                                                 -----------------        ---------------
                                                                                   53,954,240.043           $559,968,294
                                                                                 =================        ===============

GCG TRUST GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         4,337.665   $9.78        $42,422
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                2,872.645    9.77         28,066
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             2,205.411    9.76         21,525
                                                                                 -----------------        ---------------
                                                                                        9,415.721                $92,013
                                                                                 =================        ===============

GCG TRUST HARD ASSETS
Currently payable annuity products:
DVA                                                                                     1,451.663  $14.85        $21,557
Contracts in accumulation period:
DVA 80                                                                                 35,342.359   15.27        539,678
DVA                                                                                   217,667.924   14.85      3,232,369
DVA Series 100                                                                         11,963.287   14.13        169,041
DVA Plus - Standard (pre February 2000)                                                64,493.201   14.35        925,477
DVA Plus - Standard (post January 2000 & post 2000)                                    36,131.929   14.23        514,157
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       575,255.091   14.05      8,082,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               436,184.996   13.94      6,080,419
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           561,649.827   13.76      7,728,302
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          62,770.602   13.64        856,191

                                      132

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST HARD ASSETS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              108,459.704    $13.55    $1,469,629
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       968,858.495     13.45    13,031,147
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           120,307.849     13.36     1,607,313
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            302,601.665     13.26     4,012,498
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              932,326.908     13.08    12,194,836
Access - Annual Ratchet (post April 2001)                                              23,531.967     12.80       301,209
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   43,248.118     12.71       549,684
Access - 7% Solution (post April 2001)                                                 11,014.885     12.62       139,008
Access  - Max 7 (post April 2001)                                                      23,773.123     12.44       295,738
ES II - Max 7 (post 2000), Generations - Max 7                                        389,188.424     13.17     5,125,612
Landmark - 7% Solution                                                                 14,039.187     12.89       180,965
Access One                                                                             14,311.339     15.93       227,980
Value                                                                                  31,695.351     15.06       477,332
                                                                                 -----------------          --------------
                                                                                    4,986,267.894             $67,762,476
                                                                                 =================          ==============

GCG TRUST HARD ASSETS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         1,119.434     $9.83       $11,004
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                    25.690      9.83           253
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                  239.543      9.82         2,352
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,945.259      9.82        78,022
ES II - Max 7 (post 2000), Generations - Max 7                                            511.225      9.82         5,020
                                                                                 -----------------          --------------
                                                                                        9,841.151                 $96,651
                                                                                 =================          ==============


                                      133

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE
Contracts in accumulation period:
DVA                                                                                    2,423.918      $8.25       $19,997
DVA Plus - Standard (pre February 2000)                                                4,118.741       8.23        33,897
DVA Plus - Standard (post January 2000 & post 2000)                                    2,548.665       8.23        20,976
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       72,897.915       8.22       599,221
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              106,211.466       8.22       873,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           33,208.173       8.22       272,971
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,278.309       8.21        35,125
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              81,976.969       8.21       673,031
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       52,606.310       8.21       431,898
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,890.018       8.21        81,197
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            51,442.150       8.20       421,826
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             138,594.248       8.20     1,136,473
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            466.576       8.19         3,821
Access - Annual Ratchet (post April 2001)                                              1,612.722       8.19        13,208
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   6,369.326       8.19        52,165
Access - 7% Solution (post April 2001)                                                 4,136.609       8.18        33,837
Access  - Max 7 (post April 2001)                                                      3,184.248       8.18        26,047
ES II - Max 7 (post 2000), Generations - Max 7                                        12,518.879       8.20       102,655
Landmark - 7% Solution                                                                 8,531.245       8.19        69,871
Value                                                                                  1,514.364       8.25        12,494
VA Option I                                                                            3,925.552       8.25        32,386
VA Option II                                                                              42.615       8.23           351

                                      134

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE (CONTINUED)
VA Bonus Option I                                                                      1,123.321    $8.22        $9,234
VA Bonus Option II                                                                       806.164     8.21         6,619
VA Bonus Option III                                                                    2,716.806     8.20        22,278
SmartDesign Advantage Option I                                                            71.304     8.18           583
SmartDesign Advantage Option II                                                          587.775     8.17         4,802
                                                                                 ----------------         --------------
                                                                                     607,804.388             $4,990,021
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL ENHANCED EAFE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,935.485    $9.76       $38,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,208.703     9.75        89,785
ES II - Max 7 (post 2000), Generations - Max 7                                         3,747.359     9.74        36,499
                                                                                 ----------------         --------------
                                                                                      16,891.547               $164,694
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL EQUITY
Contracts in accumulation period:
DVA                                                                                   14,806.091    $7.41      $109,713
DVA Plus - Standard (pre February 2000)                                                5,838.470     7.29        42,562
DVA Plus - Standard (post January 2000 & post 2000)                                   41,512.023     7.26       301,377
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    4,449,069.007     7.16    31,855,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,834,152.254     7.19    13,187,555
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,745,092.452     7.14    12,459,960
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        700,469.554     7.11     4,980,339
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             244,423.432     7.09     1,732,962

                                      135

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     4,107,916.003   $7.07     $29,042,966
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           261,177.037    7.04       1,838,686
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,565,174.958    7.02      10,987,528
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            1,470,429.332    6.97      10,248,892
Access - Annual Ratchet (post April 2001)                                               8,794.725    6.90          60,684
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  132,382.931    6.87         909,471
Access - 7% Solution (post April 2001)                                                 28,442.290    6.85         194,830
Access  - Max 7 (post April 2001)                                                      28,306.916    6.80         192,487
ES II - Max 7 (post 2000), Generations - Max 7                                        221,112.964    6.99       1,545,580
Landmark - 7% Solution                                                                 55,117.980    6.92         381,416
Value                                                                                  54,578.332    7.46         407,154
                                                                                 -----------------        ----------------
                                                                                   16,968,796.751            $120,479,496
                                                                                 =================        ================

GCG TRUST INTERNATIONAL EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         2,275.003   $9.80         $22,295
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,027.611    9.79          68,800
ES II - Max 7 (post 2000), Generations - Max 7                                         16,649.992    9.79         163,003
                                                                                 -----------------        ----------------
                                                                                       25,952.606                $254,098
                                                                                 =================        ================

GCG TRUST INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                     2,033.594   $4.68          $9,517
DVA Series 100                                                                          1,507.485    4.65           7,010
DVA Plus - Standard (pre February 2000)                                                 3,020.064    4.66          14,073
DVA Plus - Standard (post January 2000 & post 2000)                                     9,099.556    4.66          42,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       387,485.791    4.65       1,801,809

                                      136

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               519,243.692   $4.64     $2,409,291
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           109,776.291    4.64        509,362
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          18,672.457    4.63         86,453
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              240,376.369    4.63      1,112,943
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       151,985.088    4.63        703,691
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           181,314.866    4.62        837,675
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            220,934.965    4.62      1,020,720
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              447,885.199    4.61      2,064,751
Access - Annual Ratchet (post April 2001)                                              41,859.479    4.60        192,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  141,022.746    4.59        647,294
Access - 7% Solution (post April 2001)                                                 23,045.661    4.59        105,780
Access  - Max 7 (post April 2001)                                                      80,239.506    4.58        367,497
ES II - Max 7 (post 2000), Generations - Max 7                                        161,332.193    4.61        743,741
Landmark - 7% Solution                                                                 22,077.083    4.60        101,555
Value                                                                                   5,625.439    4.69         26,383
                                                                                 -----------------        ---------------
                                                                                    2,768,537.524            $12,804,503
                                                                                 =================        ===============

GCG TRUST INTERNET TOLLKEEPER ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                           335.041  $10.42         $3,491

                                      137

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER ADVISOR (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,329.443  $10.41       $13,840
ES II - Max 7 (post 2000), Generations - Max 7                                          3,454.704   10.40        35,929
                                                                                 -----------------        --------------
                                                                                        5,119.188               $53,260
                                                                                 =================        ==============

GCG TRUST INVESTORS
Contracts in accumulation period:
DVA                                                                                     5,944.138   $8.17       $48,564
DVA Plus - Standard (pre February 2000)                                                37,817.102    8.11       306,697
DVA Plus - Standard (post January 2000 & post 2000)                                   169,038.915    8.09     1,367,525
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                     1,177,891.614    8.07     9,505,585
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             1,674,081.360    8.06    13,493,096
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           590,391.269    8.04     4,746,746
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         330,087.985    8.02     2,647,306
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,030,210.891    8.01     8,251,989
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     1,371,276.985    8.00    10,970,216
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           534,292.847    7.99     4,269,000
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,333,386.702    7.98    10,640,426
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            2,079,376.721    7.95    16,531,045
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,596.183    7.94        20,614

                                      138

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INVESTORS (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             88,534.000   $7.92       $701,189
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 294,204.803    7.91      2,327,160
Access - 7% Solution (post April 2001)                                                33,193.925    7.89        261,900
Access  - Max 7 (post April 2001)                                                    215,194.574    7.87      1,693,581
ES II - Max 7 (post 2000), Generations - Max 7                                       336,121.073    7.96      2,675,524
Landmark - 7% Solution                                                               160,813.629    7.93      1,275,252
Value                                                                                 51,170.187    8.19        419,084
                                                                                -----------------        ---------------
                                                                                  11,515,624.903            $92,152,499
                                                                                =================        ===============

GCG TRUST INVESTORS ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               5,609.111   $9.75        $54,689
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,588.611    9.75         25,239
ES II - Max 7 (post 2000), Generations - Max 7                                        22,298.988    9.74        217,192
                                                                                -----------------        ---------------
                                                                                      30,496.710               $297,120
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY
Contracts in accumulation period:
DVA                                                                                    3,893.026   $7.87        $30,638
DVA Plus - Standard (pre February 2000)                                                6,459.288    7.85         50,705
DVA Plus - Standard (post January 2000 & post 2000)                                   13,266.013    7.85        104,138
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                169,670.331    7.85      1,331,912
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              209,858.323    7.84      1,645,289
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           31,083.841    7.84        243,697
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         14,675.334    7.83        114,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             114,379.561    7.83        895,592

                                      139

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY (CONTINUED)
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      166,809.449   $7.83     $1,306,118
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           72,176.099    7.83        565,139
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     95,249.109    7.82        744,848
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             155,619.727    7.82      1,216,946
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,107.867    7.82         16,484
Access - Annual Ratchet (post April 2001)                                              5,346.492    7.81         41,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  37,673.562    7.81        294,231
Access - 7% Solution (post April 2001)                                                    47.133    7.81            368
Access  - Max 7 (post April 2001)                                                      8,558.644    7.80         66,757
ES II - Max 7 (post 2000), Generations - Max 7                                        54,217.816    7.82        423,983
Landmark - 7% Solution                                                                18,981.527    7.81        148,246
Value                                                                                  9,884.594    7.87         77,792
VA Option I                                                                            2,395.075    7.87         18,849
VA Option II                                                                             202.769    7.85          1,592
VA Option III                                                                             74.699    7.85            586
VA Bonus Option I                                                                     11,543.916    7.84         90,504
VA Bonus Option II                                                                     2,705.468    7.83         21,184
VA Bonus Option III                                                                    2,734.971    7.82         21,387
SmartDesign Advantage Option I                                                           277.276    7.80          2,163
SmartDesign Advantage Option II                                                        1,939.734    7.79         15,111
                                                                                -----------------        ---------------
                                                                                   1,211,831.644             $9,490,923
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,546.872   $9.49       $119,070
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   51.434    9.49            488
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,332.630    9.48        107,433

                                      140

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR (CONTINUED)
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           12,802.704   $9.48       $121,370
ES II - Max 7 (post 2000), Generations - Max 7                                        17,168.053    9.48        162,753
                                                                                -----------------        ---------------
                                                                                      53,901.693               $511,114
                                                                                =================        ===============

GCG TRUST JANUS GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                   19,775.056   $7.11       $140,601
DVA Series 100                                                                         3,746.840    7.06         26,453
DVA Plus - Standard (pre February 2000)                                               78,084.441    7.07        552,057
DVA Plus - Standard (post January 2000 & post 2000)                                  257,195.925    7.07      1,818,375
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,676,922.509    7.05     11,822,304
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,831,574.297    7.04     19,934,283
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          719,851.323    7.03      5,060,555
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        315,169.992    7.02      2,212,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,160,151.753    7.01      8,132,664
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,909,356.758    7.00     13,365,497
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,307,255.573    6.99      9,137,716
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,513,591.776    6.99     17,570,007
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,186,621.478    6.97     22,210,752

                                      141

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST JANUS GROWTH AND INCOME (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,288.195   $6.96         $36,806
Access - Annual Ratchet (post April 2001)                                            132,023.878    6.95         917,566
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 584,691.147    6.94       4,057,757
Access - 7% Solution (post April 2001)                                               103,609.107    6.93         718,011
Access  - Max 7 (post April 2001)                                                    255,764.423    6.91       1,767,332
ES II - Max 7 (post 2000), Generations - Max 7                                       803,023.067    6.98       5,605,101
Landmark - 7% Solution                                                               184,660.669    6.95       1,283,392
Value                                                                                 54,814.567    7.13         390,828
VA Option I                                                                          150,753.831    7.12       1,073,367
VA Option II                                                                          48,439.217    7.07         342,465
VA Option III                                                                         17,896.151    7.05         126,168
VA Bonus Option I                                                                    167,273.116    7.04       1,177,603
VA Bonus Option II                                                                    75,159.946    6.99         525,368
VA Bonus Option III                                                                   38,566.865    6.97         268,811
SmartDesign Advantage Option I                                                         4,647.962    6.92          32,164
SmartDesign Advantage Option II                                                        7,683.653    6.89          52,940
SmartDesign Advantage Option III                                                       2,197.487    6.87          15,097
                                                                                -----------------        ----------------
                                                                                  18,615,791.002            $130,374,533
                                                                                =================        ================

GCG TRUST JANUS GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 20,265.683   $9.73        $197,185
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               6,270.030    9.72          60,945
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           24,716.980    9.72         240,249
ES II - Max 7 (post 2000), Generations - Max 7                                         9,121.503    9.71          88,570
                                                                                -----------------        ----------------
                                                                                      60,374.196                $586,949
                                                                                =================        ================

GCG TRUST LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                   45,296.402   $7.62        $345,159
DVA Series 100                                                                         2,185.539    7.54          16,479
DVA Plus - Standard (pre February 2000)                                              154,789.655    7.56       1,170,210
DVA Plus - Standard (post January 2000 & post 2000)                                  533,166.943    7.55       4,025,410
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,513,819.120    7.53      33,989,058

                                      142

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            6,465,372.229   $7.52     $48,619,599
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,128,387.026    7.50      15,962,903
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,328,528.910    7.48       9,937,396
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           2,660,134.746    7.47      19,871,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,117,976.668    7.46      30,720,106
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        2,719,020.902    7.45      20,256,706
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  5,103,820.816    7.44      37,972,427
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           6,279,536.964    7.42      46,594,164
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            685.718    7.41           5,081
Access - Annual Ratchet (post April 2001)                                            153,495.420    7.39       1,134,331
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 916,295.246    7.37       6,753,096
Access - 7% Solution (post April 2001)                                               190,461.403    7.36       1,401,796
Access  - Max 7 (post April 2001)                                                    486,302.358    7.34       3,569,459
ES II - Max 7 (post 2000), Generations - Max 7                                     1,216,648.520    7.43       9,039,699
Landmark - 7% Solution                                                               483,293.216    7.40       3,576,370
Access One                                                                               185.000    7.73           1,430
Value                                                                                102,148.307    7.64         780,413
                                                                                -----------------        ----------------
                                                                                  39,601,551.108            $295,742,499
                                                                                =================        ================


                                      143

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  8,771.780  $10.27        $90,086
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 220.967   10.26          2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,363.630   10.26         96,071
ES II - Max 7 (post 2000), Generations - Max 7                                        14,142.339   10.25        144,959
                                                                                -----------------        ---------------
                                                                                      32,498.716               $333,383
                                                                                =================        ===============

GCG TRUST LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                                 2,359.019  $21.88        $51,615
DVA                                                                                    6,619.882   21.27        140,805
Contracts in accumulation period:
DVA 80                                                                                34,224.282   21.88        748,828
DVA                                                                                  846,602.221   21.27     18,007,229
DVA Series 100                                                                        12,011.152   20.25        243,226
DVA Plus - Standard (pre February 2000)                                              431,757.457   20.58      8,885,568
DVA Plus - Standard (post January 2000 & post 2000)                                  325,166.054   20.38      6,626,884
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,261,694.220   20.16    126,235,755
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,840,532.602   19.95     76,618,625
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,063,485.056   19.73     60,442,560
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,610.846   19.53     12,296,300
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             917,937.051   19.40     17,807,979

                                      144

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIMITED MATURITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,436,722.906  $19.29     $85,584,385
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,001,052.596   19.12      19,140,126
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,793,640.320   18.99      53,051,230
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,647,004.840   18.72      49,551,931
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,404.724   18.62         119,256
Access - Annual Ratchet (post April 2001)                                            115,924.795   18.36       2,128,379
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 187,662.150   18.23       3,421,081
Access - 7% Solution (post April 2001)                                               102,237.878   18.10       1,850,506
Access  - Max 7 (post April 2001)                                                    117,719.660   17.84       2,100,119
ES II - Max 7 (post 2000), Generations - Max 7                                       457,642.573   18.89       8,644,868
Landmark - 7% Solution                                                               148,372.597   18.49       2,743,409
Access One                                                                             1,261.000   22.84          28,801
Value                                                                                118,011.620   21.60       2,549,051
                                                                                -----------------        ----------------
                                                                                  28,505,657.501            $559,018,516
                                                                                =================        ================

GCG TRUST LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                                 2,612.969  $17.21         $44,969
DVA                                                                                    1,526.708   16.74          25,557
Contracts in accumulation period:
DVA 80                                                                               149,703.142   17.21       2,576,391
DVA                                                                                  679,365.487   16.74      11,372,578
DVA Series 100                                                                        44,784.895   15.93         713,423
DVA Plus - Standard (pre February 2000)                                              695,808.213   16.18      11,258,177
DVA Plus - Standard (post January 2000 & post 2000)                                  337,508.715   16.00       5,400,139
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                             12,089,343.159   15.84     191,495,196
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                           10,877,062.661   15.66     170,334,801

                                      145

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        5,577,965.813  $15.51      $86,514,250
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      2,297,033.266   15.33       35,213,520
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,599,933.376   15.23       24,366,985
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    8,964,021.189   15.17      135,984,201
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,590,575.818   15.01       23,874,543
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                 10,613,767.944   14.91      158,251,280
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           7,015,870.143   14.70      103,133,291
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,321.100   14.64          282,861
Access - Annual Ratchet (post April 2001)                                            327,508.915   14.43        4,725,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 514,408.939   14.33        7,371,480
Access - 7% Solution (post April 2001)                                               102,402.302   14.23        1,457,185
Access  - Max 7 (post April 2001)                                                    300,237.886   14.03        4,212,338
ES II - Max 7 (post 2000), Generations - Max 7                                       749,575.552   14.85       11,131,197
Landmark - 7% Solution                                                               246,747.572   14.54        3,587,710
Value                                                                                117,368.795   16.98        1,992,922
VA Option I                                                                          125,681.154   16.86        2,118,984
VA Option II                                                                          65,629.633   16.16        1,060,575
VA Option III                                                                         17,951.798   15.82          283,997
VA Bonus Option I                                                                    379,646.273   15.71        5,964,243
VA Bonus Option II                                                                   116,033.602   15.05        1,746,306
VA Bonus Option III                                                                  130,082.443   14.74        1,917,415
SmartDesign Advantage Option I                                                       948,016.951   14.15       13,414,440
SmartDesign Advantage Option II                                                       44,327.639   13.75          609,505
SmartDesign Advantage Option III                                                      29,720.969   13.46          400,044
Rollover Choice Option I                                                              25,088.627   17.34          435,037
                                                                                -----------------        -----------------
                                                                                  66,796,633.647           $1,023,271,494
                                                                                =================        =================


                                      146

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 28,048.150   $9.99        $280,201
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               14,084.319    9.99         140,702
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              14,647.450    9.98         146,182
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           65,111.528    9.98         649,813
ES II - Max 7 (post 2000), Generations - Max 7                                        58,442.123    9.98         583,252
                                                                                -----------------        ----------------
                                                                                     180,333.570              $1,800,150
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    6,904.811  $14.39         $99,360
Contracts in accumulation period:
DVA 80                                                                                12,796.817   14.69         187,985
DVA                                                                                1,163,854.594   14.39      16,747,868
DVA Series 100                                                                        19,801.323   13.89         275,040
DVA Plus - Standard (pre February 2000)                                              392,630.543   14.02       5,504,680
DVA Plus - Standard (post January 2000 & post 2000)                                  262,335.765   13.93       3,654,337
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,965,665.844   13.80      27,126,189
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,246,689.590   13.71      30,802,114
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,796,757.957   13.59      38,007,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,167.687   13.50       8,493,764

                                      147

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MANAGED GLOBAL (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,121,603.349  $13.43     $15,063,133
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,143,491.481   13.36      15,277,046
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          592,153.300   13.29       7,869,717
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,564,387.791   13.23      20,696,850
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,515,103.147   13.09      19,832,700
Access - Annual Ratchet (post April 2001)                                             44,003.244   12.89         567,202
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 210,410.956   12.82       2,697,468
Access - 7% Solution (post April 2001)                                                59,805.081   12.75         762,515
Access  - Max 7 (post April 2001)                                                    102,390.142   12.62       1,292,164
ES II - Max 7 (post 2000), Generations - Max 7                                       367,449.857   13.16       4,835,640
Landmark - 7% Solution                                                               127,169.390   12.95       1,646,844
Access One                                                                               953.000   15.12          14,409
Value                                                                                113,467.340   14.51       1,646,411
                                                                                -----------------        ----------------
                                                                                  16,458,993.009            $223,101,377
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL ADVISOR
Contracts in accumulation period:
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,121.056  $10.23         $31,928
ES II - Max 7 (post 2000), Generations - Max 7                                         1,726.583   10.23          17,663
                                                                                -----------------        ----------------
                                                                                       4,847.639                 $49,591
                                                                                =================        ================

GCG TRUST MID-CAP GROWTH
Currenlty payable annuity products:
DVA                                                                                    3,693.891  $16.62         $61,392
Contracts in accumulation period:
DVA 80                                                                                24,281.313   16.90         410,354
DVA                                                                                  658,498.563   16.62      10,944,247
DVA Series 100                                                                        11,781.116   16.14         190,147
DVA Plus - Standard (pre February 2000)                                              356,065.245   16.28       5,796,742
DVA Plus - Standard (post January 2000 & post 2000)                                  262,443.098   16.21       4,254,203

                                      148

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,485,147.242  $16.05     $88,036,613
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,084,371.759   16.01      49,380,792
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,781,797.316   15.88      60,054,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,067,107.577   15.81      16,870,971
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             844,739.953   15.74      13,296,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,651,809.596   15.68      72,940,374
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          911,394.113   15.61      14,226,862
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,356,960.176   15.55      36,650,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,751,560.359   15.42      42,429,061
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,307.595   15.35          20,072
Access - Annual Ratchet (post April 2001)                                             59,471.114   15.22         905,150
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 309,800.690   15.16       4,696,578
Access - 7% Solution (post April 2001)                                                60,108.378   15.10         907,637
Access  - Max 7 (post April 2001)                                                    106,351.561   14.97       1,592,083
ES II - Max 7 (post 2000), Generations - Max 7                                       511,368.087   15.48       7,915,978
Landmark - 7% Solution                                                               130,301.492   15.29       1,992,310
Granite PrimElite - Standard                                                           2,558.699   16.28          41,656
Granite PrimElite - Annual Ratchet                                                    24,641.442   16.05         395,495
Access One                                                                                53.000   17.32             918
Value                                                                                 90,271.530   16.76       1,512,951
                                                                                -----------------        ----------------
                                                                                  27,547,884.905            $435,524,465
                                                                                =================        ================


                                      149

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,630.831   $9.77        $25,703
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               1,465.638    9.76         14,305
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           11,583.092    9.76        113,051
ES II - Max 7 (post 2000), Generations - Max 7                                        40,595.693    9.75        395,808
                                                                                -----------------        ---------------
                                                                                      56,275.254               $548,867
                                                                                =================        ===============

GCG TRUST REAL ESTATE
Currently payable annuity products:
DVA                                                                                    2,632.724  $29.64        $78,034
Contracts in accumulation period:
DVA 80                                                                                14,372.816   30.48        438,083
DVA                                                                                  294,492.593   29.64      8,728,760
DVA Series 100                                                                         6,317.688   28.21        178,222
DVA Plus - Standard (pre February 2000)                                               99,481.407   28.65      2,850,142
DVA Plus - Standard (post January 2000 & post 2000)                                   71,426.257   28.42      2,029,934
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,167,126.261   28.06     32,749,563
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              947,489.751   27.82     26,359,165
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          784,788.188   27.47     21,558,132
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        149,145.345   27.24      4,062,719
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             242,782.471   27.05      6,567,266

                                      150

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST REAL ESTATE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      977,817.612  $26.86     $26,264,181
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,008.977   26.67       7,227,809
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    639,503.760   26.48      16,934,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             768,502.886   26.11      20,065,610
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            695.890   25.92          18,037
Access - Annual Ratchet (post April 2001)                                             28,955.148   25.56         740,094
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  77,757.492   25.38       1,973,485
Access - 7% Solution (post April 2001)                                                17,947.437   25.20         452,275
Access  - Max 7 (post April 2001)                                                     48,340.758   24.84       1,200,784
ES II - Max 7 (post 2000), Generations - Max 7                                       222,334.059   26.29       5,845,162
Landmark - 7% Solution                                                                33,005.212   25.74         849,554
Access One                                                                                74.000   31.80           2,353
Value                                                                                 15,433.848   30.06         463,941
                                                                                -----------------        ----------------
                                                                                   6,881,432.580            $187,637,365
                                                                                =================        ================

GCG TRUST REAL ESTATE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,247.451   $9.61        $117,698
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,275.170    9.60          21,842
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,555.238    9.60          91,730
ES II - Max 7 (post 2000), Generations - Max 7                                         4,638.384    9.60          44,528
                                                                                -----------------        ----------------
                                                                                      28,716.243                $275,798
                                                                                =================        ================

GCG TRUST RESEARCH
Contracts in accumulation period:
DVA 80                                                                                 3,627.670  $15.91         $57,716
DVA                                                                                  162,961.471   15.64       2,548,717
DVA Series 100                                                                        13,646.311   15.19         207,287
DVA Plus - Standard (pre February 2000)                                              440,910.844   15.32       6,754,754
DVA Plus - Standard (post January 2000 & post 2000)                                  171,543.554   15.26       2,617,755

                                      151

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,913,309.306  $15.14     $89,527,503
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,475,752.225   15.07      37,309,586
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,975,285.355   14.95      74,380,516
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        838,520.000   14.88      12,477,178
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             921,348.789   14.82      13,654,389
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,171,512.045   14.76      91,091,518
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          792,215.685   14.70      11,645,571
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,132,959.006   14.64      31,226,520
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,110,644.796   14.51      30,625,456
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,027.237   14.45          14,844
Access - Annual Ratchet (post April 2001)                                             52,293.527   14.33         749,366
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 215,282.859   14.27       3,072,086
Access - 7% Solution (post April 2001)                                                58,224.072   14.21         827,364
Access  - Max 7 (post April 2001)                                                     87,204.903   14.09       1,228,717
ES II - Max 7 (post 2000), Generations - Max 7                                       377,645.580   14.58       5,506,073
Landmark - 7% Solution                                                               131,250.673   14.39       1,888,697
Granite PrimElite - Standard                                                           2,602.459   15.32          39,870
Granite PrimElite - Annual Ratchet                                                    29,978.465   15.14         453,874
Value                                                                                 78,969.334   15.78       1,246,136
VA Option I                                                                           12,098.531   15.71         190,068
VA Option II                                                                           8,360.616   15.32         128,085

                                      152

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
VA Option III                                                                          6,455.986  $15.13         $97,679
VA Bonus Option I                                                                     45,514.654   15.07         685,906
VA Bonus Option II                                                                    25,547.390   14.69         375,291
VA Bonus Option III                                                                   15,015.861   14.51         217,880
SmartDesign Advantage Option I                                                         3,982.031   14.16          56,386
SmartDesign Advantage Option II                                                          743.776   13.93          10,361
SmartDesign Advantage Option III                                                       8,243.250   13.75         113,345
                                                                                -----------------        ----------------
                                                                                  28,284,678.261            $421,026,494
                                                                                =================        ================

GCG TRUST RESEARCH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,274.243   $9.72         $31,826
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,960.691    9.71          28,748
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            5,729.442    9.71          55,633
ES II - Max 7 (post 2000), Generations - Max 7                                        21,658.874    9.70         210,091
                                                                                -----------------        ----------------
                                                                                      33,623.250                $326,298
                                                                                =================        ================

GCG TRUST SPECIAL SITUATIONS
Contracts in accumulation period:
DVA                                                                                    2,870.905   $6.13         $17,599
DVA Plus - Standard (pre February 2000)                                                6,734.067    6.10          41,078
DVA Plus - Standard (post January 2000 & post 2000)                                   65,939.323    6.09         401,570
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                464,522.134    6.08       2,824,295
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              610,059.047    6.07       3,703,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          162,394.418    6.06         984,110
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        123,276.130    6.05         745,821

                                      153

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST SPECIAL SITUATIONS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             246,923.594   $6.04     $1,491,419
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      327,689.607    6.04      1,979,245
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          292,321.465    6.03      1,762,698
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    401,444.438    6.02      2,416,696
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             520,898.404    6.01      3,130,599
Access - Annual Ratchet (post April 2001)                                             13,630.437    5.99         81,646
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  96,354.913    5.98        576,202
Access - 7% Solution (post April 2001)                                                 7,583.310    5.97         45,272
Access  - Max 7 (post April 2001)                                                     19,023.473    5.96        113,380
ES II - Max 7 (post 2000), Generations - Max 7                                       170,016.196    6.01      1,021,797
Landmark - 7% Solution                                                                70,820.281    5.99        424,213
Value                                                                                  6,471.533    6.15         39,800
                                                                                -----------------        ---------------
                                                                                   3,608,973.675            $21,800,498
                                                                                =================        ===============

GCG TRUST SPECIAL SITUATIONS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,145.777   $9.63        $20,664
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,627.415    9.62         34,896
                                                                                -----------------        ---------------
                                                                                       5,773.192                $55,560
                                                                                =================        ===============

GCG TRUST STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                   16,012.956  $10.19       $163,172
Contracts in accumulation period:
DVA 80                                                                                11,734.623   10.34        121,336
DVA                                                                                  134,063.017   10.19      1,366,102
DVA Series 100                                                                         6,136.461    9.93         60,935

                                      154

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                            275,485.690   $10.01      $2,757,612
DVA Plus - Standard (post January 2000 & post 2000)                                126,033.889     9.97       1,256,558
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   2,906,118.345     9.91      28,799,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,870,964.685     9.86      18,447,712
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,999,021.919     9.80      19,590,415
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      748,019.466     9.75       7,293,190
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           335,993.421     9.71       3,262,496
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    2,578,304.124     9.68      24,957,984
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        398,841.111     9.64       3,844,828
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,196,567.061     9.61      11,499,009
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         1,357,779.373     9.54      12,953,215
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          430.560     9.50           4,090
Access - Annual Ratchet (post April 2001)                                           22,031.797     9.43         207,760
Access - Max 5.5 (post April 2001), Landmark - Max 7                                63,802.164     9.40         599,740
Access - 7% Solution (post April 2001)                                              20,218.871     9.36         189,249
Access  - Max 7 (post April 2001)                                                   28,983.967     9.29         269,261
ES II - Max 7 (post 2000), Generations - Max 7                                     179,597.574     9.57       1,718,749
Landmark - 7% Solution                                                              24,833.591     9.47         235,174
Value                                                                               23,302.730    10.26         239,086
                                                                               ----------------         ----------------
                                                                                14,324,277.395             $139,837,306
                                                                               ================         ================


                                      155

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                       4,899.546    $9.65         $47,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,511.374     9.64          14,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,318.982     9.63          12,702
ES II - Max 7 (post 2000), Generations - Max 7                                         314.201     9.63           3,026
                                                                               ----------------         ----------------
                                                                                     8,044.103                  $77,579
                                                                               ================         ================

GCG TRUST TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                              16,067.433   $20.21        $324,723
DVA                                                                                206,393.471    19.88       4,103,102
DVA Series 100                                                                       3,973.499    19.31          76,728
DVA Plus - Standard (pre February 2000)                                            631,444.743    19.47      12,294,229
DVA Plus - Standard (post January 2000 & post 2000)                                447,612.150    19.39       8,679,200
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   9,138,044.633    19.23     175,724,598
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          4,962,122.568    19.15      95,024,647
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      5,740,869.851    18.99     109,019,118
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      859,681.681    18.91      16,256,581
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,672,476.623    18.83      31,492,735
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    8,722,390.414    18.75     163,544,820

                                      156

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000),  Premium Plus - Max 5.5 (post 2000),  ES II - 7% Solution  (post 2000),
  Generations
  - 7% Solution                                                                        1,806,440.987  $18.68      $33,744,318
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,921,172.749   18.60       72,933,813
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               4,012,552.154   18.44       73,991,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                             19,957.847   18.37          366,626
Access - Annual Ratchet (post April 2001)                                                108,560.173   18.21        1,976,881
Access - Max 5.5 (post April 2001), Landmark - Max 7                                     687,305.380   18.14       12,467,720
Access - 7% Solution (post April 2001)                                                   123,964.300   18.06        2,238,795
Access  - Max 7 (post April 2001)                                                        192,906.695   17.91        3,454,959
ES II - Max 7 (post 2000), Generations - Max 7                                           865,414.745   18.52       16,027,481
Landmark - 7% Solution                                                                   311,823.735   18.29        5,703,256
Granite PrimElite - Standard                                                               3,436.014   19.47           66,899
Granite PrimElite - Annual Ratchet                                                        24,501.483   19.23          471,164
Access One                                                                                   243.000   20.72            5,035
Value                                                                                    124,189.496   20.05        2,489,999
VA Option I                                                                              100,966.989   19.96        2,015,301
VA Option II                                                                              58,151.220   19.47        1,132,204
VA Option III                                                                             20,971.311   19.23          403,278
VA Bonus Option I                                                                        129,465.341   19.15        2,479,261
VA Bonus Option II                                                                       136,882.391   18.67        2,555,594
VA Bonus Option III                                                                       58,555.225   18.44        1,079,758
SmartDesign Advantage Option I                                                            19,792.659   18.00          356,268
SmartDesign Advantage Option II                                                            7,434.941   17.70          131,598
SmartDesign Advantage Option III                                                          13,605.955   17.48          237,832
Rollover Choice Option I                                                                  24,144.989   20.30          490,143
Rollover Choice Option II                                                                    414.379   19.96            8,271
                                                                                     ----------------        -----------------
                                                                                      45,173,931.224             $853,368,397
                                                                                     ================        =================

GCG TRUST TOTAL RETURN ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                                  14,499.387  $10.04         $145,574
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard  (post  January 2000 and post 2000),  ES II - Deferred  Ratchet (post
  2000),
  Generations - Deferred Ratchet                                                          19,781.090   10.04          198,602
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
  Premium  Plus  - Max  5.5  (post  2000),  ES  II - 7%  Solution  (post  2000),
Generations
  - 7% Solution                                                                           42,679.276   10.03          428,073
ES II - Max 7 (post 2000), Generations - Max 7                                            18,244.240   10.03          182,990
                                                                                     ----------------        -----------------
                                                                                          95,203.993                 $955,239
                                                                                     ================        =================

                                      157

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                   196.196  $15.72         $3,084
DVA                                                                                      625.357   15.47          9,674
Contracts in accumulation period:
DVA 80                                                                                14,757.269   15.72        231,984
DVA                                                                                  255,627.944   15.47      3,954,565
DVA Series 100                                                                        10,613.579   15.04        159,628
DVA Plus - Standard (pre February 2000)                                              263,973.651   15.18      4,007,120
DVA Plus - Standard (post January 2000 & post 2000)                                   87,727.524   15.10      1,324,686
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    2,314,069.828   15.00     34,711,047
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,201,589.403   14.92     17,927,714
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,133,007.485   14.82     31,611,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        259,140.361   14.74      3,819,729
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             318,879.888   14.68      4,681,157
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    2,165,514.354   14.61     31,638,165
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          307,027.413   14.56      4,470,319
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           923,702.340   14.50     13,393,684
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             983,702.944   14.38     14,145,648
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,517.456   14.32         79,010
Access - Annual Ratchet (post April 2001)                                             20,452.084   14.21        290,624
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 131,098.668   14.15      1,855,046

                                      158

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY (CONTINUED)
Access - 7% Solution (post April 2001)                                                19,840.272  $14.09        $279,549
Access  - Max 7 (post April 2001)                                                     48,682.166   13.98         680,577
ES II - Max 7 (post 2000), Generations - Max 7                                       160,511.984   14.44       2,317,793
Landmark - 7% Solution                                                                56,537.908   14.27         806,796
Value                                                                                 12,716.963   15.59         198,257
VA Option I                                                                            5,697.794   15.53          88,487
VA Option II                                                                           6,030.913   15.16          91,429
VA Option III                                                                            701.727   14.97          10,505
VA Bonus Option I                                                                     13,323.533   14.91         198,654
VA Bonus Option II                                                                     7,148.366   14.56         104,080
VA Bonus Option III                                                                    7,163.305   14.38         103,008
SmartDesign Advantage Option I                                                         2,513.045   14.05          35,308
SmartDesign Advantage Option II                                                        1,441.150   13.82          19,917
SmartDesign Advantage Option III                                                         372.008   13.65           5,078
                                                                                -----------------        ----------------
                                                                                  11,739,904.878            $173,253,493
                                                                                =================        ================

GCG TRUST VALUE EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  4,330.312   $9.63         $41,701
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            4,121.280    9.62          39,647
ES II - Max 7 (post 2000), Generations - Max 7                                         2,676.572    9.61          25,722
                                                                                -----------------        ----------------
                                                                                      11,128.164                $107,070
                                                                                =================        ================

GCG TRUST VAN KAMPEN GROWTH AND INCOME
Currently payable annuity products:
DVA 80                                                                                   487.525  $19.21          $9,365
DVA                                                                                    6,153.091   18.86         116,047
Contracts in accumulation period:
DVA 80                                                                                12,569.800   19.21         241,466
DVA                                                                                1,174,899.843   18.86      22,158,611
DVA Series 100                                                                        41,044.682   18.25         749,065
DVA Plus - Standard (pre February 2000)                                              802,103.676   18.45      14,798,813
DVA Plus - Standard (post January 2000 & post 2000)                                  212,478.908   18.34       3,896,863
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,183,620.626   18.19     112,480,059

                                      159

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,951,606.925  $18.08     $35,285,053
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        6,933,408.861   17.94     124,385,355
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        478,279.632   17.83       8,527,726
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             835,107.303   17.75      14,823,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    7,350,027.957   17.67     129,874,994
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,372.946   17.58      10,835,836
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,678,850.979   17.50      29,379,892
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,920,555.207   17.34      33,302,427
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            834.783   17.26          14,408
Access - Annual Ratchet (post April 2001)                                             40,928.330   17.09         699,465
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 180,352.195   17.01       3,067,791
Access - 7% Solution (post April 2001)                                                38,925.362   16.93         659,006
Access  - Max 7 (post April 2001)                                                     69,527.951   16.77       1,165,984
ES II - Max 7 (post 2000), Generations - Max 7                                       274,359.681   17.42       4,779,346
Landmark - 7% Solution                                                               134,276.152   17.17       2,305,522
Access One                                                                                48.000   19.76             948
Value                                                                                 55,540.097   19.04       1,057,483
                                                                                -----------------        ----------------
                                                                                  30,992,360.512            $554,614,680
                                                                                =================        ================


                                      160

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 42,614.234   $9.79       $417,193
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,609.802    9.79         15,760
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              10,565.924    9.78        103,335
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           20,751.329    9.78        202,948
ES II - Max 7 (post 2000), Generations - Max 7                                        25,611.638    9.78        250,482
                                                                                -----------------        ---------------
                                                                                     101,152.927               $989,718
                                                                                =================        ===============



AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                1,885.585   $7.36        $13,878
DVA Plus - Standard (post January 2000 & post 2000)                                   25,365.346    7.35        186,435
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                218,093.842    7.34      1,600,809
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              226,139.250    7.34      1,659,862
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           43,073.626    7.33        315,730
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         25,792.732    7.32        188,803
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              95,004.921    7.32        695,436

                                      161

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       94,533.265   $7.32      $691,983
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           76,298.756    7.31       557,744
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    144,579.250    7.31     1,056,874
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             237,697.824    7.30     1,735,194
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,380.753    7.29        17,356
Access - Annual Ratchet (post April 2001)                                             36,436.265    7.28       265,256
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  11,617.804    7.28        84,578
Access - 7% Solution (post April 2001)                                                 8,919.249    7.27        64,843
Access  - Max 7 (post April 2001)                                                    109,981.346    7.27       799,564
ES II - Max 7 (post 2000), Generations - Max 7                                       132,570.005    7.30       967,761
Landmark - 7% Solution                                                                20,619.001    7.29       150,313
VA Option I                                                                            2,751.497    7.38        20,306
VA Option II                                                                           1,639.386    7.36        12,066
VA Bonus Option I                                                                     10,729.473    7.34        78,754
VA Bonus Option II                                                                     4,182.723    7.31        30,576
VA Bonus Option III                                                                    7,735.578    7.30        56,470
SmartDesign Advantage Option I                                                         9,033.164    7.27        65,671
SmartDesign Advantage Option II                                                        2,133.782    7.25        15,470
SmartDesign Advantage Option III                                                         934.452    7.24         6,765
                                                                                -----------------        --------------
                                                                                   1,550,128.875           $11,338,497
                                                                                =================        ==============

AIM V.I. GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,399.031   $7.00        $9,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      6,965.519    6.98        48,619
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            984.776    6.97         6,864
VA Option I                                                                           26,221.846    7.06       185,126
VA Option II                                                                          20,010.222    7.03       140,672
VA Option III                                                                          1,160.532    7.02         8,147
VA Bonus Option I                                                                     15,898.460    7.02       111,607
VA Bonus Option II                                                                    34,050.283    6.99       238,011

                                      162

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH (CONTINUED)
VA Bonus Option III                                                                       797.868    $6.98        $5,569
SmartDesign Advantage Option I                                                          9,991.085     6.95        69,438
SmartDesign Advantage Option II                                                         3,408.679     6.93        23,622
SmartDesign Advantage Option III                                                          148.669     6.92         1,029
                                                                                 -----------------         --------------
                                                                                      121,036.970               $848,497
                                                                                 =================         ==============

AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
Rollover Choice Option I                                                                3,701.273    $7.40       $27,389
                                                                                 -----------------         --------------
                                                                                        3,701.273                $27,389
                                                                                 =================         ==============

AIM V.I. CORE EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                4,960.602    $8.26       $40,975
                                                                                 -----------------         --------------
                                                                                        4,960.602                $40,975
                                                                                 =================         ==============

AIM V.I. PREMIER EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                6,113.296    $6.84       $41,815
Rollover Choice Option II                                                               5,600.805     6.82        38,197
                                                                                 -----------------         --------------
                                                                                       11,714.101                $80,012
                                                                                 =================         ==============

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                           5,317.948    $8.58       $45,628
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              8,584.788     8.55        73,400
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           5,498.975     8.53        46,906
VA Option I                                                                            53,589.426     8.66       464,084
VA Option II                                                                           41,567.535     8.62       358,312
VA Option III                                                                          16,435.620     8.60       141,346
VA Bonus Option I                                                                      69,917.676     8.60       601,292
VA Bonus Option II                                                                     71,475.693     8.56       611,832
VA Bonus Option III                                                                    17,783.469     8.54       151,871
SmartDesign Advantage Option I                                                         12,252.266     8.50       104,144
SmartDesign Advantage Option II                                                         6,907.718     8.48        58,577
SmartDesign Advantage Option III                                                        6,158.098     8.46        52,098
                                                                                 -----------------         --------------
                                                                                      315,489.212             $2,709,490
                                                                                 =================         ==============


                                      163

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         11,011.021    $7.33      $80,711
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             5,073.118     7.31       37,084
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,048.890     7.29       14,936
VA Option I                                                                          111,625.699     7.40      826,030
VA Option II                                                                         107,568.702     7.37      792,781
VA Option III                                                                         37,970.848     7.35      279,086
VA Bonus Option I                                                                    187,892.497     7.35    1,381,010
VA Bonus Option II                                                                   110,199.338     7.32      806,659
VA Bonus Option III                                                                   49,729.010     7.30      363,022
SmartDesign Advantage Option I                                                         7,581.492     7.27       55,117
SmartDesign Advantage Option II                                                       11,489.341     7.25       83,298
SmartDesign Advantage Option III                                                       1,624.503     7.23       11,745
                                                                                 ----------------         -------------
                                                                                     643,814.459            $4,731,479
                                                                                 ================         =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,699.611    $6.50     $121,547
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             4,096.233     6.48       26,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            242.415     6.47        1,568
VA Option I                                                                           41,282.713     6.56      270,815
VA Option II                                                                          87,298.365     6.54      570,931
VA Option III                                                                         21,482.259     6.52      140,064
VA Bonus Option I                                                                     48,076.653     6.52      313,460
VA Bonus Option II                                                                    63,675.099     6.49      413,251
VA Bonus Option III                                                                   13,118.794     6.47       84,879
SmartDesign Advantage Option I                                                        10,347.731     6.44       66,639
SmartDesign Advantage Option II                                                       10,463.152     6.43       67,278
SmartDesign Advantage Option III                                                       2,733.252     6.41       17,520
                                                                                 ----------------         -------------
                                                                                     321,516.277            $2,094,496
                                                                                 ================         =============




                                      164

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
DVA                                                                                    6,391.315    $6.41       $40,968
DVA Plus - Standard (pre February 2000)                                                9,787.230     6.39        62,540
DVA Plus - Standard (post January 2000 & post 2000)                                   14,326.050     6.38        91,400
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      523,176.282     6.37     3,332,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              534,217.197     6.37     3,402,964
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          219,814.733     6.36     1,398,022
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         69,147.668     6.35       439,088
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             202,568.992     6.35     1,286,313
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      256,320.522     6.34     1,625,072
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          138,234.806     6.34       876,409
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           244,585.622     6.33     1,548,227
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             473,546.962     6.33     2,997,552
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          7,612.918     6.32        48,114
Access - Annual Ratchet (post April 2001)                                              4,842.214     6.31        30,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 107,164.703     6.31       676,209
Access - 7% Solution (post April 2001)                                                72,400.853     6.30       456,125
Access  - Max 7 (post April 2001)                                                     13,477.384     6.29        84,773
ES II - Max 7 (post 2000), Generations - Max 7                                       147,714.687     6.33       935,034
Landmark - 7% Solution                                                                72,837.366     6.32       460,332
Value                                                                                 16,144.991     6.42       103,651
VA Option I                                                                          117,835.906     6.42       756,507

                                      165

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH (CONTINUED)
VA Option II                                                                          41,737.349   $6.39       $266,702
VA Option III                                                                         15,098.206    6.37         96,176
VA Bonus Option I                                                                    156,999.146    6.37      1,000,085
VA Bonus Option II                                                                    74,614.341    6.34        473,055
VA Bonus Option III                                                                   53,634.764    6.32        338,972
SmartDesign Advantage Option I                                                        14,612.297    6.30         92,057
SmartDesign Advantage Option II                                                        8,816.847    6.28         55,370
SmartDesign Advantage Option III                                                       2,814.395    6.26         17,618
Rollover Choice Option I                                                              30,532.901    6.43        196,327
Rollover Choice Option II                                                              3,701.211    6.42         23,762
Rollover Choice Option III                                                               607.274    6.40          3,887
                                                                                 ----------------        ---------------
                                                                                   3,655,317.132            $23,216,498
                                                                                 ================        ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
DVA                                                                                    4,246.161   $7.88        $33,460
DVA Series 100                                                                           525.907    7.84          4,123
DVA Plus - Standard (pre February 2000)                                                5,651.143    7.85         44,361
DVA Plus - Standard (post January 2000 & post 2000)                                   37,470.212    7.85        294,141
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      478,394.663    7.83      3,745,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              321,871.933    7.83      2,520,257
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          185,664.648    7.82      1,451,898
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         70,101.597    7.81        547,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             177,882.505    7.80      1,387,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      338,456.229    7.80      2,639,959

                                      166

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          139,297.067   $7.79     $1,085,124
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           178,751.984    7.79      1,392,478
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             250,947.059    7.78      1,952,368
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,459.360    7.77         73,499
Access - Annual Ratchet (post April 2001)                                             18,935.799    7.76        146,942
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  54,903.954    7.75        425,506
Access - 7% Solution (post April 2001)                                                46,318.279    7.75        358,967
Access  - Max 7 (post April 2001)                                                      7,498.006    7.74         58,035
ES II - Max 7 (post 2000), Generations - Max 7                                        70,753.511    7.78        550,462
Landmark - 7% Solution                                                                19,711.625    7.76        152,962
Value                                                                                  3,346.119    7.89         26,401
VA Option I                                                                          137,710.507    7.89      1,086,536
VA Option II                                                                          67,873.888    7.85        532,810
VA Option III                                                                         26,357.099    7.83        206,376
VA Bonus Option I                                                                    178,215.219    7.83      1,395,425
VA Bonus Option II                                                                   140,603.473    7.79      1,095,301
VA Bonus Option III                                                                   24,656.472    7.78        191,827
SmartDesign Advantage Option I                                                        15,527.727    7.74        120,185
SmartDesign Advantage Option II                                                       10,722.407    7.72         82,777
SmartDesign Advantage Option III                                                       7,831.391    7.70         60,302
Rollover Choice Option I                                                              21,033.949    7.91        166,379
Rollover Choice Option II                                                              2,414.475    7.89         19,050
Rollover Choice Option III                                                               748.840    7.87          5,893
                                                                                 ----------------        ---------------
                                                                                   3,053,883.208            $23,854,611
                                                                                 ================        ===============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         10,193.484   $8.63        $87,970
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             8,870.371    8.60         76,285
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,392.267    8.58        166,386
VA Option I                                                                           86,387.123    8.71        752,432
VA Option II                                                                          77,060.412    8.67        668,114
VA Option III                                                                         17,280.541    8.65        149,477
VA Bonus Option I                                                                    141,706.160    8.64      1,224,341
VA Bonus Option II                                                                    80,927.058    8.61        696,782

                                      167

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
VA Bonus Option III                                                                    26,329.715    $8.59      $226,172
SmartDesign Advantage Option I                                                          5,170.226     8.55        44,205
SmartDesign Advantage Option II                                                        11,635.946     8.52        99,138
SmartDesign Advantage Option III                                                        5,478.254     8.50        46,565
Rollover Choice Option I                                                               18,394.766     8.73       160,586
Rollover Choice Option II                                                               4,124.316     8.71        35,923
Rollover Choice Option III                                                                537.961     8.69         4,675
                                                                                   ---------------         --------------
                                                                                      513,488.600             $4,439,051
                                                                                   ===============         ==============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
Rollover Choice Option I                                                                1,171.175    $7.89        $9,241
                                                                                   ---------------         --------------
                                                                                        1,171.175                 $9,241
                                                                                   ===============         ==============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                                1,802.105    $8.99       $16,201
Rollover Choice Option II                                                                 137.390     8.97         1,232
                                                                                   ---------------         --------------
                                                                                        1,939.495                $17,433
                                                                                   ===============         ==============

GREENWICH APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                              410.469   $14.02        $5,755
Granite PrimElite - Annual Ratchet                                                     42,037.067    13.88       583,474
                                                                                   ---------------         --------------
                                                                                       42,447.536               $589,229
                                                                                   ===============         ==============

GALAXY VIP ASSET ALLOCATION
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                               14,470.820    $8.15      $117,937
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                41,973.587     8.14       341,665
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February  2000) and 5.5% Solution  (pre February  2000),  ES II -
  5.5%
  Solution (post 2000)                                                                  4,092.860     8.11        33,193

                                      168

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP ASSET ALLOCATION (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,686.299   $8.10        $62,259
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        3,094.826    8.07         24,975
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,392.631    8.05         51,461
                                                                                 ----------------        ---------------
                                                                                      77,711.023               $631,490
                                                                                 ================        ===============

GALAXY VIP EQUITY
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        6,146.836   $6.57        $40,385
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               41,997.580    6.56        275,504
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            9,438.274    6.54         61,726
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          2,533.499    6.53         16,544
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,842.961    6.50         18,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             9,491.052    6.48         61,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               2,067.330    6.46         13,355
                                                                                 ----------------        ---------------
                                                                                      74,517.532               $487,495
                                                                                 ================        ===============


                                      169

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,973.536   $7.56        $37,600
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                6,935.812    7.55         52,365
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            941.925    7.51          7,074
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,055.178    7.49         15,393
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               778.183    7.46          5,805
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                 520.260    7.44          3,871
                                                                                 ----------------        ---------------
                                                                                      16,204.894               $122,108
                                                                                 ================        ===============

GALAXY VIP HIGH QUALITY BOND
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,333.820  $12.74        $42,473
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                2,441.177   12.72         31,052
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,264.887   12.65         16,001

                                      170

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP HIGH QUALITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                          261.886  $12.61         $3,302
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             2,995.152   12.57         37,649
                                                                                 ----------------        ---------------
                                                                                      10,296.922               $130,477
                                                                                 ================        ===============

GALAXY VIP SMALL COMPANY GROWTH
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        1,744.000   $8.69        $15,155
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,318.134    8.67         11,428
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            1,508.000    8.65         13,044
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            506.975    8.63          4,375
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             1,382.134    8.57         11,845
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                  98.104    8.55            839
                                                                                 ----------------        ---------------
                                                                                       6,557.347                $56,686
                                                                                 ================        ===============

ING GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                          390,804.171  $10.10     $3,947,122
VA Option II                                                                         213,031.411   10.05      2,140,966
VA Option III                                                                        117,577.827   10.03      1,179,306
VA Bonus Option I                                                                    972,908.364   10.02      9,748,542
VA Bonus Option II                                                                   682,003.499    9.98      6,806,395
VA Bonus Option III                                                                  485,961.261    9.96      4,840,174
                                                                                 ----------------        ---------------
                                                                                   2,862,286.533            $28,662,505
                                                                                 ================        ===============


                                      171

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES P
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         67,854.231   $9.93        $673,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     10,497.941    9.91         104,035
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,684.163    9.89          36,436
VA Option I                                                                        1,705,435.036   10.02      17,088,459
VA Option II                                                                         972,549.749    9.98       9,706,046
VA Option III                                                                        401,541.204    9.96       3,999,350
VA Bonus Option I                                                                  5,315,976.104    9.95      52,893,962
VA Bonus Option II                                                                 3,474,689.314    9.91      34,434,171
VA Bonus Option III                                                                2,205,103.224    9.89      21,808,471
SmartDesign Advantage Option I                                                       108,591.586    9.86       1,070,713
SmartDesign Advantage Option II                                                       35,661.831    9.83         350,556
SmartDesign Advantage Option III                                                      26,860.854    9.81         263,505
                                                                                -----------------        ----------------
                                                                                  14,328,445.237            $142,429,497
                                                                                =================        ================

ING GET FUND - SERIES Q
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,383.289  $10.03      $5,640,704
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,409.580   10.01       2,846,940
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         83,909.189    9.99         838,253
VA Option I                                                                        1,999,208.942   10.10      20,192,010
VA Option II                                                                       1,409,733.467   10.07      14,196,016
VA Option III                                                                        491,168.651   10.05       4,936,245
VA Bonus Option I                                                                  4,783,644.544   10.04      48,027,791
VA Bonus Option II                                                                 3,845,316.589   10.01      38,491,619
VA Bonus Option III                                                                1,887,729.911   10.00      18,877,299
SmartDesign Advantage Option I                                                     1,028,249.267    9.97      10,251,645
SmartDesign Advantage Option II                                                      217,938.548    9.94       2,166,309
SmartDesign Advantage Option III                                                     253,781.731    9.93       2,520,053
Rollover Choice Option I                                                               2,541.246   10.12          25,717
Rollover Choice Option II                                                              4,941.125   10.10          49,905
                                                                                -----------------        ----------------
                                                                                  16,854,956.079            $169,060,506
                                                                                =================        ================


                                      172

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES R
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,074,925.572  $10.09     $10,845,999
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    257,403.873   10.07       2,592,057
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        115,167.896   10.06       1,158,589
VA Option I                                                                        2,104,589.356   10.14      21,340,536
VA Option II                                                                         988,297.070   10.12      10,001,566
VA Option III                                                                        506,820.458   10.10       5,118,887
VA Bonus Option I                                                                  4,259,757.948   10.10      43,023,555
VA Bonus Option II                                                                 3,262,756.657   10.08      32,888,587
VA Bonus Option III                                                                1,891,866.395   10.06      19,032,176
SmartDesign Advantage Option I                                                     1,141,597.398   10.04      11,461,638
SmartDesign Advantage Option II                                                      716,661.831   10.02       7,180,952
SmartDesign Advantage Option III                                                     566,849.087   10.01       5,674,159
Rollover Choice Option I                                                              19,740.797   10.16         200,566
Rollover Choice Option II                                                              4,164.678   10.14          42,230
                                                                                -----------------        ----------------
                                                                                  16,910,599.016            $170,561,497
                                                                                =================        ================

ING GET FUND - SERIES S
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,272,002.001  $10.03     $12,758,180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    714,136.233   10.02       7,155,645
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        253,670.431   10.01       2,539,241
VA Option I                                                                        2,645,718.489   10.07      26,642,385
VA Option II                                                                       1,006,108.528   10.05      10,111,391
VA Option III                                                                        531,316.937   10.04       5,334,422
VA Bonus Option I                                                                  5,903,407.361   10.04      59,270,210
VA Bonus Option II                                                                 3,536,752.857   10.02      35,438,264
VA Bonus Option III                                                                2,276,351.650   10.01      22,786,280
SmartDesign Advantage Option I                                                     1,993,960.945   10.00      19,939,609
SmartDesign Advantage Option II                                                    1,229,819.186    9.99      12,285,894
SmartDesign Advantage Option III                                                     467,734.302    9.98       4,667,988
Rollover Choice Option I                                                              31,718.983   10.08         319,727
Rollover Choice Option II                                                              4,790.846   10.07          48,244
                                                                                -----------------        ----------------
                                                                                  21,867,488.749            $219,297,480
                                                                                =================        ================


                                      173

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES T
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 50,400.668  $10.08        $508,039
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,558,991.778   10.07      15,699,047
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              19,504.482   10.07         196,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          171,909.156   10.06       1,729,406
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    508,430.836   10.06       5,114,814
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        402,293.548   10.06       4,047,073
ES II - Max 7 (post 2000), Generations - Max 7                                        95,839.486   10.06         964,145
VA Option I                                                                        2,265,324.445   10.09      22,857,124
VA Option II                                                                         986,184.393   10.08       9,940,739
VA Option III                                                                        395,886.131   10.08       3,990,532
VA Bonus Option I                                                                  6,903,091.797   10.07      69,514,134
VA Bonus Option II                                                                 3,462,362.180   10.06      34,831,364
VA Bonus Option III                                                                2,223,311.868   10.06      22,366,517
SmartDesign Advantage Option I                                                     2,313,192.394   10.05      23,247,584
SmartDesign Advantage Option II                                                    1,164,309.907   10.04      11,689,671
SmartDesign Advantage Option III                                                   1,014,350.218   10.04      10,184,076
Rollover Choice Option I                                                             105,907.907   10.10       1,069,670
Rollover Choice Option II                                                              1,397.340   10.09          14,099
                                                                                -----------------        ----------------
                                                                                  23,642,688.533            $237,964,444
                                                                                =================        ================

ING GET FUND - SERIES U
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,187.025  $10.00         $11,870
VA Option I                                                                            1,571.485   10.00          15,715
VA Option II                                                                           6,507.823   10.00          65,078
VA Option III                                                                          1,409.047   10.00          14,090
VA Bonus Option I                                                                     36,166.923   10.00         361,669
VA Bonus Option II                                                                     8,169.053   10.00          81,691
SmartDesign Advantage Option I                                                         3,233.024    9.99          32,298
Rollover Choice Option I                                                              46,529.254   10.00         465,293
                                                                                -----------------        ----------------
                                                                                     104,773.634              $1,047,704
                                                                                =================        ================


                                      174

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING ALGER GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               5,955.720   $6.56        $39,070
                                                                                -----------------        ---------------
                                                                                       5,955.720                $39,070
                                                                                =================        ===============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
Rollover Choice Option II                                                                215.415   $8.10         $1,745
                                                                                -----------------        ---------------
                                                                                         215.415                 $1,745
                                                                                =================        ===============

ING J.P. MORGAN MID CAP VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,313.035   $9.15        $12,014
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        105.865    9.14            968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            279.120    9.13          2,548
VA Option I                                                                            7,703.109    9.19         70,792
VA Option II                                                                             325.073    9.17          2,981
VA Option III                                                                            871.507    9.16          7,983
VA Bonus Option I                                                                     12,516.020    9.16        114,647
VA Bonus Option II                                                                     6,147.437    9.14         56,188
VA Bonus Option III                                                                    2,029.335    9.13         18,528
SmartDesign Advantage Option I                                                           525.395    9.11          4,786
SmartDesign Advantage Option II                                                          500.283    9.10          4,553
SmartDesign Advantage Option III                                                         525.629    9.09          4,778
                                                                                -----------------        ---------------
                                                                                      32,841.808               $300,766
                                                                                =================        ===============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (INITIAL  CLASS)
Contracts in  accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          9,202.920   $6.12        $56,322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,495.904    6.10          9,125
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,820.488    6.08         41,469
VA Option I                                                                           24,402.739    6.18        150,809
VA Option II                                                                          24,352.603    6.15        149,769
VA Option III                                                                          9,183.824    6.13         56,297
VA Bonus Option I                                                                     51,742.510    6.13        317,182

                                      175

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING MFS(R) CAPITAL OPPORTUNITIES (INITIAL CLASS) (CONTINUED)
VA Bonus Option II                                                                  45,652.230     $6.10      $278,479
VA Bonus Option III                                                                 27,827.914      6.09       169,472
SmartDesign Advantage Option I                                                       7,426.711      6.06        45,006
SmartDesign Advantage Option II                                                        949.187      6.04         5,733
                                                                                ---------------          --------------
                                                                                   209,057.030              $1,279,663
                                                                                ===============          ==============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (SERVICE  CLASS)
Contracts in  accumulation period:
Rollover Choice Option I                                                            10,569.482     $6.85       $72,401
                                                                                ---------------          --------------
                                                                                    10,569.482                 $72,401
                                                                                ===============          ==============

ING MFS(R) GLOBAL GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      110.304     $8.29          $914
VA Option I                                                                          1,482.246      8.34        12,362
VA Option II                                                                         1,343.372      8.32        11,177
VA Bonus Option I                                                                    4,797.670      8.31        39,869
VA Bonus Option II                                                                     295.240      8.29         2,448
VA Bonus Option III                                                                    192.981      8.28         1,598
SmartDesign Advantage Option I                                                         595.582      8.27         4,925
Rollover Choice Option I                                                               222.879      8.35         1,861
                                                                                ---------------          --------------
                                                                                     9,040.274                 $75,154
                                                                                ===============          ==============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                            16,208.427     $7.80      $126,426
                                                                                ---------------          --------------
                                                                                    16,208.427                $126,426
                                                                                ===============          ==============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
Rollover Choice Option I                                                            55,182.425    $10.75      $593,211
                                                                                ---------------          --------------
                                                                                    55,182.425                $593,211
                                                                                ===============          ==============

ING SALOMON BROS. CAPITAL
Contracts in accumulation period:
Rollover Choice Option I                                                             1,231.608     $7.41        $9,126
                                                                                ---------------          --------------
                                                                                     1,231.608                  $9,126
                                                                                ===============          ==============

ING SALOMON BROS. INVESTORS VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               487.219     $7.61        $3,708
                                                                                ---------------          --------------
                                                                                       487.219                  $3,708
                                                                                ===============          ==============

                                      176

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING SCUDDER INTERNATIONAL GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               534.407    $8.14          $4,350
Rollover Choice Option II                                                              385.164     8.13           3,131
                                                                                ---------------         ----------------
                                                                                       919.571                   $7,481
                                                                                ===============         ================

ING T. ROWE PRICE GROWTH EQUITY
Rollover Choice Option I                                                            18,694.132    $7.52        $140,580
Rollover Choice Option II                                                              390.902     7.51           2,936
                                                                                ---------------         ----------------
                                                                                    19,085.034                 $143,516
                                                                                ===============         ================

ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
Rollover Choice Option I                                                               297.448    $7.54          $2,243
                                                                                ---------------         ----------------
                                                                                       297.448                   $2,243
                                                                                ===============         ================

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               28,765.909    $8.30        $238,757
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              2,563.257     8.30          21,275
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        4,117.380     8.29          34,133
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               283.320     8.29           2,349
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         29,823.131     8.28         246,936
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    1,649.302     8.28          13,656
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        4,188.813     8.27          34,641
ES II - Max 7 (post 2000), Generations - Max 7                                     105,532.227     8.27         872,752
VA Option I                                                                          6,159.801     8.32          51,250
VA Option II                                                                         4,430.488     8.31          36,817
VA Option III                                                                          109.415     8.30             908
VA Bonus Option I                                                                    5,134.250     8.30          42,614
VA Bonus Option II                                                                   6,396.200     8.28          52,961
VA Bonus Option III                                                                  2,101.826     8.27          17,382

                                      177

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VAN KAMPEN COMSTOCK (CONTINUED)
SmartDesign Advantage Option I                                                         1,514.971    $8.25        $12,499
SmartDesign Advantage Option II                                                        2,191.557     8.24         18,058
Rollover Choice Option I                                                               4,737.926     8.34         39,514
                                                                                -----------------         ---------------
                                                                                     209,699.773              $1,736,502
                                                                                =================         ===============

ING VP WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                    5,517.312    $5.26        $29,021
DVA Plus - Standard (pre February 2000)                                               12,358.456     5.23         64,635
DVA Plus - Standard (post January 2000 & post 2000)                                   49,480.801     5.22        258,290
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                467,246.705     5.21      2,434,355
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              859,281.375     5.20      4,468,263
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          142,057.864     5.19        737,280
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        116,508.310     5.18        603,513
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             322,466.194     5.17      1,667,150
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      361,646.549     5.16      1,866,096
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          349,870.710     5.16      1,805,333
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    598,427.686     5.15      3,081,903
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,083,707.075     5.14      5,570,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,003.284     5.13          5,147
Access - Annual Ratchet (post April 2001)                                             39,020.638     5.12        199,786

                                      178

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 138,853.238   $5.11       $709,540
Access - 7% Solution (post April 2001)                                                57,393.340    5.10        292,706
Access  - Max 7 (post April 2001)                                                     78,477.936    5.09        399,453
ES II - Max 7 (post 2000), Generations - Max 7                                       382,518.737    5.14      1,966,146
Landmark - 7% Solution                                                               100,549.031    5.12        514,811
Value                                                                                 31,341.713    5.28        165,484
VA Option I                                                                           13,906.179    5.27         73,286
VA Option II                                                                          22,034.369    5.23        115,240
VA Option III                                                                          3,808.449    5.21         19,842
VA Bonus Option I                                                                     25,910.251    5.20        134,733
VA Bonus Option II                                                                    20,896.200    5.16        107,824
VA Bonus Option III                                                                    6,582.348    5.14         33,833
SmartDesign Advantage Option I                                                         5,942.421    5.10         30,306
SmartDesign Advantage Option II                                                          819.595    5.07          4,155
SmartDesign Advantage Option III                                                       1,408.659    5.05          7,114
                                                                                -----------------        ---------------
                                                                                   5,299,035.425            $27,365,499
                                                                                =================        ===============

ING VP BOND
Contracts in accumulation period:
DVA 80                                                                                 5,835.705  $10.69        $62,384
DVA                                                                                    1,384.830   10.67         14,776
DVA Series 100                                                                           460.852   10.65          4,908
DVA Plus - Standard (pre February 2000)                                               13,699.520   10.65        145,900
DVA Plus - Standard (post January 2000 & post 2000)                                   65,448.385   10.65        697,025
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                719,278.721   10.64      7,653,126
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              665,314.190   10.64      7,078,943
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          290,354.137   10.63      3,086,464
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,128.304   10.63        511,604
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              88,274.683   10.63        938,360

                                      179

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      707,083.140   $10.62    $7,509,223
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,866.859    10.62     2,324,366
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           616,916.853    10.62     6,551,657
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             456,890.838    10.61     4,847,612
Access - Annual Ratchet (post April 2001)                                              9,276.800    10.60        98,334
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  20,543.142    10.59       217,552
Access - 7% Solution (post April 2001)                                                45,161.920    10.59       478,265
Access  - Max 7 (post April 2001)                                                     93,174.370    10.58       985,785
ES II - Max 7 (post 2000), Generations - Max 7                                       564,471.057    10.61     5,989,038
Landmark - 7% Solution                                                                16,610.577    10.60       176,072
Value                                                                                 21,077.526    10.68       225,108
                                                                                 ----------------         --------------
                                                                                   4,668,252.409            $49,596,502
                                                                                 ================         ==============

ING VP GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               6,569.234    $6.94       $45,590
                                                                                 ----------------         --------------
                                                                                       6,569.234                $45,590
                                                                                 ================         ==============

ING VP INDEX PLUS LARGECAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         12,557.733    $7.21       $90,541
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,179.958     7.19        44,434
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,963.889     7.18        28,461
VA Option I                                                                          141,983.350     7.28     1,033,639
VA Option II                                                                          46,368.062     7.25       336,168
VA Option III                                                                         34,433.300     7.24       249,297
VA Bonus Option I                                                                    224,198.353     7.23     1,620,954
VA Bonus Option II                                                                    35,518.020     7.20       255,730
VA Bonus Option III                                                                   26,792.477     7.18       192,370
SmartDesign Advantage Option I                                                        10,195.872     7.15        72,900
SmartDesign Advantage Option II                                                        8,441.439     7.13        60,187

                                      180

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP (CONTINUED)
SmartDesign Advantage Option III                                                       8,987.585    $7.11       $63,902
Rollover Choice Option I                                                              71,089.664     7.31       519,665
Rollover Choice Option II                                                              2,369.346     7.28        17,249
Rollover Choice Option III                                                               564.067     7.27         4,101
                                                                                 ----------------         --------------
                                                                                     633,643.115             $4,589,598
                                                                                 ================         ==============

ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,930.296    $8.53      $118,825
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             7,367.210     8.51        62,695
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,361.288     8.49       164,377
VA Option I                                                                          133,786.073     8.61     1,151,898
VA Option II                                                                          61,372.138     8.58       526,573
VA Option III                                                                         19,210.554     8.56       164,442
VA Bonus Option I                                                                    177,302.397     8.55     1,515,935
VA Bonus Option II                                                                    94,503.966     8.51       804,229
VA Bonus Option III                                                                   97,939.999     8.49       831,511
SmartDesign Advantage Option I                                                        11,177.803     8.46        94,564
SmartDesign Advantage Option II                                                       10,167.267     8.43        85,710
SmartDesign Advantage Option III                                                      17,384.130     8.41       146,201
Rollover Choice Option I                                                              22,538.459     8.64       194,732
Rollover Choice Option II                                                              5,073.425     8.61        43,682
Rollover Choice Option III                                                               480.800     8.59         4,130
                                                                                 ----------------         --------------
                                                                                     691,595.805             $5,909,504
                                                                                 ================         ==============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         24,464.385    $8.59      $210,149
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,622.813     8.57        31,048
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,254.460     8.55        27,826
VA Option I                                                                           97,303.653     8.67       843,623
VA Option II                                                                          45,701.551     8.64       394,861
VA Option III                                                                          8,401.252     8.62        72,419
VA Bonus Option I                                                                    119,426.433     8.61     1,028,262
VA Bonus Option II                                                                    50,587.854     8.57       433,538

                                      181

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS SMALLCAP (CONTINUED)
VA Bonus Option III                                                                    69,820.561    $8.55      $596,966
SmartDesign Advantage Option I                                                          5,086.437     8.52        43,336
SmartDesign Advantage Option II                                                         9,017.544     8.49        76,559
SmartDesign Advantage Option III                                                        9,049.582     8.47        76,650
Rollover Choice Option I                                                               18,191.748     8.70       158,268
Rollover Choice Option II                                                               1,382.428     8.68        11,999
                                                                                  ----------------         --------------
                                                                                      465,310.701             $4,005,504
                                                                                  ================         ==============

ING VP SMALL COMPANY
Contracts in accumulation period:
Rollover Choice Option I                                                               16,504.399    $7.56      $124,773
Rollover Choice Option II                                                               4,207.514     7.54        31,725
                                                                                  ----------------         --------------
                                                                                       20,711.913               $156,498
                                                                                  ================         ==============

ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,312.844    $6.55        $8,599
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              1,588.561     6.53        10,373
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,346.537     6.52        15,299
VA Option I                                                                            31,204.909     6.62       206,576
VA Option II                                                                           13,742.756     6.59        90,565
VA Option III                                                                           4,227.538     6.57        27,775
VA Bonus Option I                                                                      32,953.774     6.57       216,506
VA Bonus Option II                                                                     28,741.641     6.54       187,970
VA Bonus Option III                                                                     7,083.223     6.52        46,183
SmartDesign Advantage Option I                                                         17,731.744     6.49       115,079
SmartDesign Advantage Option II                                                         1,235.020     6.47         7,991
SmartDesign Advantage Option III                                                       14,687.082     6.46        94,879
Rollover Choice Option I                                                                8,766.617     6.63        58,123
                                                                                  ----------------         --------------
                                                                                      165,622.247             $1,085,918
                                                                                  ================         ==============

ING VP CONVERTIBLE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,417.757    $9.61       $13,625
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                                571.190     9.58         5,472

                                       182

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP CONVERTIBLE (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         2,962.680    $9.56       $28,323
VA Option I                                                                          27,864.868     9.70       270,289
VA Option II                                                                         23,212.677     9.66       224,234
VA Bonus Option I                                                                    24,891.586     9.63       239,706
VA Bonus Option II                                                                   16,097.635     9.59       154,376
VA Bonus Option III                                                                   1,293.425     9.57        12,378
SmartDesign Advantage Option I                                                        3,125.116     9.52        29,751
SmartDesign Advantage Option II                                                       5,397.937     9.50        51,280
SmartDesign Advantage Option III                                                        522.665     9.48         4,955
                                                                               -----------------         --------------
                                                                                    107,357.536             $1,034,389
                                                                               =================         ==============
ING VP GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508.000    $5.30        $2,692
DVA Plus - Standard (pre February 2000)                                                 589.526     5.27         3,107
DVA Plus - Standard (post January 2000 & post 2000)                                  11,903.518     5.27        62,732
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                      143,306.638     5.26       753,793
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             297,926.064     5.26     1,567,091
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         134,511.899     5.25       706,187
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        30,250.239     5.24       158,511
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            157,970.166     5.24       827,764
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                       151,542.584     5.23       792,568
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         149,494.282     5.23       781,855
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   178,992.222     5.23       936,129

                                      183

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             355,700.276    $5.22    $1,856,755
Access - Annual Ratchet (post April 2001)                                              4,918.441     5.20        25,576
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,490.561     5.20       356,151
Access - 7% Solution (post April 2001)                                                11,587.039     5.19        60,137
Access  - Max 7 (post April 2001)                                                     49,552.666     5.19       257,178
ES II - Max 7 (post 2000), Generations - Max 7                                       109,759.285     5.22       572,943
Landmark - 7% Solution                                                                34,246.496     5.21       178,424
Value                                                                                  1,365.563     5.31         7,251
Rollover Choice Option I                                                               2,754.175     5.32        14,652
                                                                                 ----------------         --------------
                                                                                   1,895,369.640             $9,921,496
                                                                                 ================         ==============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               4,649.081    $8.47       $39,378
Rollover Choice Option II                                                                288.667     8.45         2,439
                                                                                 ----------------         --------------
                                                                                       4,937.748                $41,817
                                                                                 ================         ==============

ING VP LARGE COMPANY VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          6,796.009    $7.95       $54,028
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               888.555     7.93         7,046
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,895.920     7.91        22,907
VA Option I                                                                           31,277.430     8.03       251,158
VA Option II                                                                          18,070.271     7.99       144,381
VA Option III                                                                         14,141.043     7.98       112,846
VA Bonus Option I                                                                     26,066.797     7.97       207,752
VA Bonus Option II                                                                    10,660.289     7.93        84,536
VA Bonus Option III                                                                    4,544.920     7.92        35,996
SmartDesign Advantage Option I                                                         3,927.934     7.88        30,952
SmartDesign Advantage Option II                                                           80.251     7.86           631
SmartDesign Advantage Option III                                                         727.650     7.84         5,705
                                                                                 ----------------         --------------
                                                                                     120,077.069               $957,938
                                                                                 ================         ==============

ING VP LARGECAP GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,324.788    $6.15       $26,597

                                      184

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP LARGECAP GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               148.376    $6.13          $910
VA Option I                                                                           17,334.479     6.21       107,647
VA Option II                                                                          31,441.028     6.18       194,306
VA Option III                                                                          7,410.080     6.17        45,720
VA Bonus Option I                                                                     41,753.715     6.16       257,203
VA Bonus Option II                                                                    42,851.444     6.14       263,108
VA Bonus Option III                                                                   11,187.257     6.12        68,466
SmartDesign Advantage Option I                                                         4,073.044     6.10        24,846
SmartDesign Advantage Option II                                                        1,059.501     6.08         6,442
SmartDesign Advantage Option III                                                       1,693.678     6.06        10,264
                                                                                 ----------------         --------------
                                                                                     163,277.390             $1,005,509
                                                                                 ================         ==============

ING VP MAGNACAP
Contracts in accumulation period:
DVA                                                                                    6,555.686   $7.15        $46,873
DVA Plus - Standard (pre February 2000)                                                6,549.431    7.12         46,632
DVA Plus - Standard (post January 2000 & post 2000)                                   10,551.443    7.11         75,021
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                211,733.236    7.10      1,503,306
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              307,643.277    7.10      2,184,267
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           20,061.852    7.08        142,038
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         17,210.413    7.08        121,850
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             153,013.266    7.07      1,081,804
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      125,575.174    7.07        887,816
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          102,496.200    7.06        723,623

                                      185

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP MAGNACAP (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    190,988.256   $7.05     $1,346,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             295,511.233    7.04      2,080,399
Access - Annual Ratchet (post April 2001)                                             18,131.585    7.02        127,284
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  41,228.581    7.02        289,425
Access - 7% Solution (post April 2001)                                                12,375.694    7.01         86,754
Access  - Max 7 (post April 2001)                                                     27,970.406    7.00        195,793
ES II - Max 7 (post 2000), Generations - Max 7                                       108,901.970    7.05        767,759
Landmark - 7% Solution                                                                31,708.981    7.03        222,914
Value                                                                                  4,070.367    7.16         29,144
VA Option I                                                                           20,708.864    7.16        148,275
VA Option II                                                                             284.124    7.12          2,023
VA Option III                                                                            630.457    7.10          4,476
VA Bonus Option I                                                                     19,500.998    7.10        138,457
VA Bonus Option II                                                                     6,930.236    7.06         48,927
VA Bonus Option III                                                                    3,957.580    7.04         27,861
SmartDesign Advantage Option I                                                         1,471.448    7.01         10,315
                                                                                -----------------        ---------------
                                                                                   1,745,760.759            $12,339,503
                                                                                =================        ===============

ING VP MIDCAP OPPORTUNITIES
Contracts in accumulation period:
Rollover Choice Option I                                                               1,699.815   $7.24        $12,307
                                                                                -----------------        ---------------
                                                                                       1,699.815                $12,307
                                                                                =================        ===============

ING VP SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                    7,081.683   $4.65        $32,930
DVA Plus - Standard (pre February 2000)                                                4,958.507    4.63         22,958
DVA Plus - Standard (post January 2000 & post 2000)                                   59,275.642    4.63        274,446
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                774,556.649    4.62      3,578,452
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,042,745.581    4.62      4,817,485
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          139,362.310    4.61        642,460


                                      186

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,062.812   $4.61       $221,570
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             563,708.902    4.60      2,593,061
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      483,572.111    4.60      2,224,432
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          454,391.883    4.59      2,085,659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    696,664.441    4.59      3,197,690
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,196,796.823    4.58      5,481,329
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            345.077    4.58          1,580
Access - Annual Ratchet (post April 2001)                                             54,432.709    4.57        248,757
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 249,713.741    4.57      1,141,192
Access - 7% Solution (post April 2001)                                                46,045.780    4.56        209,969
Access  - Max 7 (post April 2001)                                                    177,134.824    4.55        805,963
ES II - Max 7 (post 2000), Generations - Max 7                                       374,677.088    4.59      1,719,768
Landmark - 7% Solution                                                               117,675.900    4.57        537,779
Value                                                                                 58,728.870    4.66        273,677
Rollover Choice Option I                                                               3,071.070    4.67         14,342
                                                                                -----------------        ---------------
                                                                                   6,553,002.403            $30,125,499
                                                                                =================        ===============

INVESCO VIF - FINANCIAL SERVICES
Contracts in accumulation period:
DVA                                                                                      406.061   $7.90         $3,208
DVA Series 100                                                                           670.845    7.86          5,273
DVA Plus - Standard (pre February 2000)                                                5,407.333    7.88         42,610
DVA Plus - Standard (post January 2000 & post 2000)                                   19,155.514    7.87        150,754
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                584,089.237    7.86      4,590,941
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              491,868.834    7.85      3,861,170

                                      187

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - FINANCIAL SERVICES (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          117,511.348   $7.84       $921,289
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         44,675.520    7.83        349,809
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             200,145.811    7.83      1,567,142
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      182,155.631    7.82      1,424,457
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          110,702.021    7.82        865,690
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,060.139    7.81      2,218,510
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             407,036.399    7.80      3,174,884
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            667.125    7.79          5,197
Access - Annual Ratchet (post April 2001)                                             36,848.113    7.78        286,678
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  84,291.461    7.78        655,788
Access - 7% Solution (post April 2001)                                                 8,073.622    7.77         62,732
Access  - Max 7 (post April 2001)                                                     32,860.169    7.76        254,995
ES II - Max 7 (post 2000), Generations - Max 7                                        91,597.737    7.81        715,378
Landmark - 7% Solution                                                                47,920.623    7.79        373,302
Value                                                                                  5,012.313    7.92         39,698
VA Option I                                                                           28,312.555    7.91        223,952
VA Option II                                                                          17,476.529    7.88        137,715
VA Option III                                                                          2,929.158    7.86         23,023
VA Bonus Option I                                                                     40,079.602    7.85        314,625
VA Bonus Option II                                                                    39,578.360    7.82        309,503
VA Bonus Option III                                                                   41,939.098    7.80        327,125
SmartDesign Advantage Option I                                                           786.478    7.77          6,111
SmartDesign Advantage Option II                                                        3,904.827    7.74         30,223
SmartDesign Advantage Option III                                                         535.466    7.73          4,139
                                                                                -----------------        ---------------
                                                                                   2,930,697.929            $22,945,921
                                                                                =================        ===============

INVESCO VIF - HEALTH SCIENCES
Contracts in accumulation period:
DVA 80                                                                                 9,089.241   $7.72        $70,169

                                      188

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
DVA                                                                                      540.527   $7.70         $4,162
DVA Series 100                                                                           541.402    7.66          4,147
DVA Plus - Standard (pre February 2000)                                               14,310.616    7.67        109,762
DVA Plus - Standard (post January 2000 & post 2000)                                   22,197.466    7.66        170,033
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                351,424.377    7.65      2,688,396
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              481,392.756    7.65      3,682,655
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          166,542.609    7.63      1,270,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         35,809.566    7.63        273,227
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             183,978.442    7.62      1,401,916
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      493,957.606    7.62      3,763,957
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,523.360    7.61      2,066,293
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    375,101.966    7.61      2,854,526
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             736,095.750    7.59      5,586,967
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,088.348    7.59         15,851
Access - Annual Ratchet (post April 2001)                                             15,338.008    7.58        116,262
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 151,076.855    7.57      1,143,652
Access - 7% Solution (post April 2001)                                                 9,189.497    7.57         69,564
Access  - Max 7 (post April 2001)                                                     45,837.467    7.56        346,531
ES II - Max 7 (post 2000), Generations - Max 7                                       306,734.060    7.60      2,331,179
Landmark - 7% Solution                                                                94,313.253    7.58        714,894
Value                                                                                 10,080.927    7.71         77,724
VA Option I                                                                           33,864.629    7.70        260,758
VA Option II                                                                          24,596.088    7.67        188,652

                                      189

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
VA Option III                                                                          9,104.697   $7.65        $69,651
VA Bonus Option I                                                                     44,853.153    7.65        343,127
VA Bonus Option II                                                                    46,036.519    7.61        350,338
VA Bonus Option III                                                                   66,227.851    7.59        502,669
SmartDesign Advantage Option I                                                         4,098.527    7.56         30,985
SmartDesign Advantage Option II                                                        4,279.783    7.54         32,270
SmartDesign Advantage Option III                                                       2,987.645    7.52         22,467
                                                                                -----------------        ---------------
                                                                                   4,013,212.991            $30,563,504
                                                                                =================        ===============

INVESCO VIF - LEISURE
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                2,494.057   $8.45        $21,075
DVA Plus - Standard (post January 2000 & post 2000)                                    1,919.924    8.45         16,223
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 69,606.717    8.44        587,481
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              132,018.982    8.44      1,114,240
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           28,020.116    8.43        236,210
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,463.630    8.43         12,338
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              65,381.973    8.43        551,170
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       30,006.613    8.42        252,656
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           41,607.549    8.42        350,336
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     54,250.341    8.42        456,788
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             100,698.931    8.41        846,878
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            757.891    8.41          6,374

                                      190

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - LEISURE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                              3,611.911   $8.40         $30,340
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  40,591.830    8.40         340,971
Access - 7% Solution (post April 2001)                                                17,360.124    8.40         145,825
Access  - Max 7 (post April 2001)                                                      7,579.148    8.39          63,589
ES II - Max 7 (post 2000), Generations - Max 7                                        94,573.834    8.41         795,366
Landmark - 7% Solution                                                                24,347.114    8.41         204,759
VA Option I                                                                              749.048    8.47           6,344
VA Option II                                                                             695.822    8.45           5,880
VA Option III                                                                            767.220    8.44           6,475
VA Bonus Option I                                                                      4,265.438    8.44          36,000
VA Bonus Option II                                                                     1,327.969    8.42          11,181
                                                                                -----------------        ----------------
                                                                                     724,096.182              $6,098,499
                                                                                =================        ================

INVESCO VIF - UTILITIES
Contracts in accumulation period:
DVA 80                                                                                 1,587.040   $6.43         $10,205
DVA Plus - Standard (pre February 2000)                                                   63.189    6.38             403
DVA Plus - Standard (post January 2000 & post 2000)                                   11,472.225    6.38          73,193
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                127,144.822    6.37         809,913
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              152,797.244    6.37         973,318
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           86,524.213    6.36         550,294
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,051.925    6.35         114,630
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              51,660.421    6.35         328,044
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      103,373.775    6.34         655,390

                                      191

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - UTILITIES (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           94,265.565   $6.34       $597,644
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    167,758.159    6.33      1,061,909
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             173,345.603    6.32      1,095,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,187.610    6.32         13,826
Access - Annual Ratchet (post April 2001)                                                814.005    6.31          5,136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  52,670.628    6.30        331,825
Access - 7% Solution (post April 2001)                                                24,927.137    6.30        157,041
Access  - Max 7 (post April 2001)                                                      2,946.473    6.29         18,533
ES II - Max 7 (post 2000), Generations - Max 7                                        34,605.984    6.33        219,056
Landmark - 7% Solution                                                                30,198.224    6.31        190,551
VA Option I                                                                           14,992.194    6.41         96,100
VA Option II                                                                          18,841.260    6.38        120,207
VA Option III                                                                          1,930.007    6.37         12,294
VA Bonus Option I                                                                     33,452.942    6.36        212,761
VA Bonus Option II                                                                     8,961.746    6.34         56,817
VA Bonus Option III                                                                   11,546.075    6.32         72,971
SmartDesign Advantage Option I                                                           523.745    6.29          3,294
SmartDesign Advantage Option II                                                          133.928    6.28            841
SmartDesign Advantage Option III                                                         417.793    6.26          2,615
                                                                                -----------------        ---------------
                                                                                   1,227,193.932             $7,784,355
                                                                                =================        ===============

JANUS ASPEN SERIES BALANCED
Contracts in accumulation period:
Rollover Choice Option I                                                              47,037.671   $9.25       $435,098
Rollover Choice Option II                                                              6,041.602    9.23         55,764
Rollover Choice Option III                                                               591.682    9.21          5,449
                                                                                -----------------        ---------------
                                                                                      53,670.955               $496,311
                                                                                =================        ===============

JANUS ASPEN SERIES FLEXIBLE INCOME
Contracts in accumulation period:
Rollover Choice Option I                                                              19,824.232  $10.99       $217,868
Rollover Choice Option II                                                              5,939.558   10.97         65,157
                                                                                -----------------        ---------------
                                                                                      25,763.790               $283,025
                                                                                =================        ===============

JANUS ASPEN SERIES GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                              26,690.842   $7.19       $191,907
                                                                                -----------------        ---------------
                                                                                      26,690.842               $191,907
                                                                                =================        ===============


                                      192

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          3,936.633   $6.84        $26,927
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,893.741    6.82         19,735
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,871.582    6.81         39,985
VA Option I                                                                          105,069.103    6.91        726,028
VA Option II                                                                          53,631.991    6.88        368,988
VA Option III                                                                         14,254.337    6.86         97,785
VA Bonus Option I                                                                    150,684.827    6.86      1,033,698
VA Bonus Option II                                                                    65,555.286    6.83        447,743
VA Bonus Option III                                                                   58,756.313    6.81        400,130
SmartDesign Advantage Option I                                                         7,229.106    6.78         49,013
SmartDesign Advantage Option II                                                       11,630.857    6.76         78,625
SmartDesign Advantage Option III                                                       3,174.425    6.75         21,427
Rollover Choice Option I                                                              31,947.524    6.93        221,396
Rollover Choice Option II                                                                581.133    6.91          4,016
                                                                                -----------------        ---------------
                                                                                     515,216.858             $3,535,496
                                                                                =================        ===============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                              23,286.992   $7.67       $178,611
Rollover Choice Option II                                                              2,448.302    7.65         18,730
Rollover Choice Option III                                                             1,064.000    7.64          8,129
                                                                                -----------------        ---------------
                                                                                      26,799.294               $205,470
                                                                                =================        ===============

OPPENHEIMER STRATEGIC BOND
Contracts in accumulation period:
Rollover Choice Option I                                                                 832.001  $10.67         $8,877
Rollover Choice Option II                                                                696.170   10.65          7,414
                                                                                -----------------        ---------------
                                                                                       1,528.171                $16,291
                                                                                =================        ===============

PIMCO HIGH YIELD
Contracts in accumulation period:
DVA 80                                                                                 2,477.364  $10.12        $25,071
DVA                                                                                  102,400.716   10.03      1,027,079
DVA Series 100                                                                           940.098    9.87          9,279
DVA Plus - Standard (pre February 2000)                                              281,240.079    9.91      2,787,089
DVA Plus - Standard (post January 2000 & post 2000)                                  278,564.887    9.89      2,755,007
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,193,058.219    9.84     60,939,693

                                      193

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,925,319.594   $9.82    $38,546,638
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,053,445.935    9.77     29,832,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        657,117.954    9.75      6,406,900
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,388,956.102    9.73     13,514,543
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,428,136.230    9.70     52,652,921
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,004,329.863    9.68      9,721,913
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,639,544.850    9.66     35,158,003
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,093,339.354    9.61     29,726,991
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,447.208    9.59         42,649
Access - Annual Ratchet (post April 2001)                                            186,395.537    9.54      1,778,213
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 423,832.352    9.52      4,034,884
Access - 7% Solution (post April 2001)                                                64,823.416    9.50        615,822
Access  - Max 7 (post April 2001)                                                    218,537.943    9.45      2,065,184
ES II - Max 7 (post 2000), Generations - Max 7                                       624,871.926    9.63      6,017,517
Landmark - 7% Solution                                                               272,347.815    9.57      2,606,369
Access One                                                                             3,970.224   10.27         40,774
Value                                                                                114,778.115   10.08      1,156,963
VA Option I                                                                           78,297.774   10.05        786,893
VA Option II                                                                          31,300.139    9.91        310,184
VA Option III                                                                         15,357.631    9.84        151,119
VA Bonus Option I                                                                    113,201.558    9.82      1,111,639
VA Bonus Option II                                                                    71,352.805    9.68        690,695
VA Bonus Option III                                                                   27,719.473    9.61        266,384

                                      194

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
SmartDesign Advantage Option I                                                        16,988.722   $9.48        $161,053
SmartDesign Advantage Option II                                                       25,014.302    9.39         234,884
SmartDesign Advantage Option III                                                      10,727.585    9.32          99,981
                                                                                -----------------        ----------------
                                                                                  31,352,835.770            $305,274,501
                                                                                =================        ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                   396.590   $8.28          $3,284
DVA                                                                                   68,010.499    8.20         557,686
DVA Series 100                                                                         1,768.555    8.07          14,272
DVA Plus - Standard (pre February 2000)                                              154,632.792    8.11       1,254,072
DVA Plus - Standard (post January 2000 & post 2000)                                  146,940.984    8.09       1,188,753
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,911,148.898    8.05      39,534,749
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,241,995.580    8.03      18,003,225
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,392,261.204    7.99      27,104,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,721.076    7.97       4,484,887
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             745,489.553    7.95       5,926,642
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,327,507.941    7.94      42,300,413
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          777,891.760    7.92       6,160,903
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,932,333.312    7.90      15,265,433
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,702,074.897    7.86      13,378,309

                                      195

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             24,968.654   $7.80        $194,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 218,962.411    7.79       1,705,717
Access - 7% Solution (post April 2001)                                                59,533.277    7.77         462,574
Access  - Max 7 (post April 2001)                                                    103,647.174    7.73         801,193
ES II - Max 7 (post 2000), Generations - Max 7                                       312,246.133    7.88       2,460,500
Landmark - 7% Solution                                                                76,765.128    7.82         600,303
Value                                                                                 28,964.179    8.24         238,665
                                                                                -----------------        ----------------
                                                                                  22,790,260.597            $181,640,503
                                                                                =================        ================

PIONEER EQUITY-INCOME VCT
Contracts in accumulation period:
Rollover Choice Option I                                                              15,836.215   $8.28        $131,124
Rollover Choice Option II                                                              5,737.063    8.27          47,446
                                                                                -----------------        ----------------
                                                                                      21,573.278                 178,570
                                                                                =================        ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA 80                                                                                 1,285.499   $7.54          $9,693
DVA Plus - Standard (pre February 2000)                                                1,732.586    7.49          12,977
DVA Plus - Standard (post January 2000 & post 2000)                                   10,928.441    7.48          81,745
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                291,460.540    7.47       2,177,210
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              295,687.608    7.47       2,208,786
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          144,234.289    7.46       1,075,988
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         62,576.065    7.45         466,192
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             184,118.536    7.44       1,369,842
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      297,004.743    7.44       2,209,715

                                      196

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          135,708.029   $7.43     $1,008,311
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    229,508.353    7.43      1,705,247
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             562,117.242    7.42      4,170,910
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,686.900    7.41         49,550
Access - Annual Ratchet (post April 2001)                                              8,140.811    7.40         60,242
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  57,294.293    7.39        423,405
Access - 7% Solution (post April 2001)                                                19,166.357    7.39        141,639
Access  - Max 7 (post April 2001)                                                     21,066.987    7.38        155,474
ES II - Max 7 (post 2000), Generations - Max 7                                        79,240.223    7.42        587,962
Landmark - 7% Solution                                                                91,407.752    7.41        677,331
Value                                                                                  1,654.898    7.53         12,461
VA Option I                                                                           38,807.073    7.52        291,829
VA Option II                                                                          19,828.989    7.49        148,519
VA Option III                                                                          6,500.233    7.47         48,557
VA Bonus Option I                                                                     47,948.431    7.47        358,175
VA Bonus Option II                                                                    50,245.101    7.43        373,321
VA Bonus Option III                                                                   19,852.051    7.42        147,302
SmartDesign Advantage Option I                                                         4,167.994    7.38         30,760
SmartDesign Advantage Option II                                                        2,168.327    7.36         15,959
SmartDesign Advantage Option III                                                         857.708    7.35          6,304
Rollover Choice Option I                                                               5,561.288    7.54         41,932
                                                                                -----------------        ---------------
                                                                                   2,696,957.347            $20,067,338
                                                                                =================        ===============

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA                                                                                   17,509.307   $9.41       $164,763
DVA Plus - Standard (pre February 2000)                                               29,446.556    9.38        276,209
DVA Plus - Standard (post January 2000 & post 2000)                                   45,975.704    9.37        430,792
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                983,243.301    9.36      9,203,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              728,410.430    9.36      6,817,922

                                      197

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER MID-CAP VALUE VCT (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          509,210.033   $9.35     $4,761,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        113,225.368    9.34      1,057,525
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             338,219.386    9.34      3,158,969
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      796,390.778    9.33      7,430,326
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,154.631    9.32      2,033,201
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    503,891.718    9.32      4,696,271
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             740,866.746    9.31      6,897,469
Access - Annual Ratchet (post April 2001)                                             28,194.228    9.29        261,924
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 145,462.672    9.29      1,351,348
Access - 7% Solution (post April 2001)                                                25,874.832    9.28        240,118
Access  - Max 7 (post April 2001)                                                     74,644.120    9.27        691,951
ES II - Max 7 (post 2000), Generations - Max 7                                       245,270.337    9.31      2,283,467
Landmark - 7% Solution                                                               127,116.070    9.30      1,182,179
Value                                                                                 11,515.180    9.42        108,473
Rollover Choice Option I                                                               2,421.894    9.43         22,838
Rollover Choice Option II                                                                369.982    9.41          3,482
                                                                                -----------------        ---------------
                                                                                   5,685,413.273            $53,073,498
                                                                                =================        ===============

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,596.414   $7.81       $106,188
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     11,749.693    7.79         91,530
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         16,355.281    7.77        127,081

                                      198

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER SMALL COMPANY VCT (CONTINUED)
VA Option I                                                                           80,077.498   $7.89       $631,811
VA Option II                                                                          34,919.722    7.85        274,120
VA Option III                                                                          9,445.248    7.84         74,051
VA Bonus Option I                                                                    122,885.683    7.83        962,195
VA Bonus Option II                                                                    57,105.530    7.80        445,423
VA Bonus Option III                                                                   50,553.725    7.78        393,308
SmartDesign Advantage Option I                                                         8,317.144    7.74         64,375
SmartDesign Advantage Option II                                                        8,192.585    7.72         63,247
SmartDesign Advantage Option III                                                      24,011.644    7.70        184,890
                                                                                -----------------        ---------------
                                                                                     437,210.167             $3,418,219
                                                                                =================        ===============

PROFUND VP BULL
Contracts in accumulation period:
DVA                                                                                    1,672.331   $6.71        $11,221
DVA Plus - Standard (pre February 2000)                                                8,556.341    6.68         57,156
DVA Plus - Standard (post January 2000 & post 2000)                                   18,623.407    6.68        124,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,231,932.938    6.67      8,216,993
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,271,888.411    6.66      8,470,777
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          194,394.055    6.65      1,292,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        117,319.332    6.64        779,000
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             127,499.175    6.64        846,595
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      342,069.817    6.63      2,267,923
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          185,752.318    6.63      1,231,538

                                      199

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP BULL (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    475,784.662   $6.62     $3,149,694
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             491,041.711    6.61      3,245,786
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            304.523    6.61          2,013
Access - Annual Ratchet (post April 2001)                                             29,583.240    6.59        194,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  23,782.886    6.59        156,729
Access - 7% Solution (post April 2001)                                                32,743.236    6.58        215,450
Access  - Max 7 (post April 2001)                                                     19,326.241    6.57        126,973
ES II - Max 7 (post 2000), Generations - Max 7                                       114,753.182    6.62        759,666
Landmark - 7% Solution                                                                16,668.657    6.60        110,013
Value                                                                                  1,919.612    6.72         12,900
                                                                                -----------------        ---------------
                                                                                   4,705,616.075            $31,272,505
                                                                                =================        ===============

PROFUND VP EUROPE 30
Contracts in accumulation period:
DVA Series 100                                                                         2,091.440   $6.06        $12,674
DVA Plus - Standard (pre February 2000)                                                2,703.205    6.07         16,408
DVA Plus - Standard (post January 2000 & post 2000)                                   11,286.811    6.06         68,398
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                257,910.120    6.05      1,560,356
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,365,500.420    6.05      8,261,278
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          156,756.190    6.04        946,807
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         42,457.449    6.03        256,018
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              64,316.959    6.03        387,831
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      181,952.664    6.02      1,095,355

                                      200

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP EUROPE 30 (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          105,639.573   $6.02       $635,950
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    103,963.433    6.01        624,820
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             218,082.990    6.00      1,308,498
Access - Annual Ratchet (post April 2001)                                              8,143.705    5.98         48,699
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  17,650.043    5.98        105,547
Access - 7% Solution (post April 2001)                                                 1,104.440    5.97          6,594
Access  - Max 7 (post April 2001)                                                     30,091.610    5.96        179,346
ES II - Max 7 (post 2000), Generations - Max 7                                        13,789.452    6.00         82,737
Landmark - 7% Solution                                                                 5,164.325    5.99         30,934
Value                                                                                    204.139    6.10          1,245
                                                                                -----------------        ---------------
                                                                                   2,588,808.968            $15,629,495
                                                                                =================        ===============

PROFUND VP SMALL CAP
Contracts in accumulation period:
DVA                                                                                    2,329.512   $7.26        $16,912
DVA Plus - Standard (pre February 2000)                                               41,515.869    7.23        300,160
DVA Plus - Standard (post January 2000 & post 2000)                                   31,843.836    7.22        229,912
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,755,935.865    7.21     12,660,298
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,133,338.695    7.21      8,171,372
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          269,439.892    7.19      1,937,273
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         72,216.551    7.19        519,237
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             236,885.358    7.18      1,700,837

                                      201

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP SMALL CAP (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      499,605.632   $7.17     $3,582,172
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          182,535.627    7.17      1,308,780
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    420,431.165    7.16      3,010,287
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             374,257.847    7.15      2,675,944
Access - Annual Ratchet (post April 2001)                                              7,373.061    7.13         52,570
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,579.360    7.13        488,971
Access - 7% Solution (post April 2001)                                                12,461.032    7.12         88,723
Access  - Max 7 (post April 2001)                                                     83,442.202    7.11        593,274
ES II - Max 7 (post 2000), Generations - Max 7                                       114,433.002    7.16        819,340
Landmark - 7% Solution                                                                59,952.995    7.14        428,064
Value                                                                                  4,866.239    7.27         35,378
                                                                                -----------------        ---------------
                                                                                   5,371,443.740            $38,619,504
                                                                                =================        ===============


PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   11,366.432   $4.32        $49,103
DVA Plus - Standard (pre February 2000)                                               23,359.674    4.29        100,213
DVA Plus - Standard (post January 2000 & post 2000)                                  171,751.231    4.28        735,095
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,009,407.882    4.27      4,310,172
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,366,873.798    4.27      5,836,551
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          322,010.407    4.26      1,371,764

                                      202

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        222,330.396   $4.25       $944,904
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             522,739.562    4.24      2,216,416
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      840,344.480    4.24      3,563,061
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          565,738.494    4.23      2,393,074
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    934,116.055    4.23      3,951,311
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,916,839.330    4.22      8,089,062
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,385.239    4.21         22,672
Access - Annual Ratchet (post April 2001)                                             22,367.313    4.20         93,943
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 265,343.797    4.19      1,111,791
Access - 7% Solution (post April 2001)                                                78,263.500    4.19        327,924
Access  - Max 7 (post April 2001)                                                    158,536.137    4.18        662,681
ES II - Max 7 (post 2000), Generations - Max 7                                       259,117.120    4.22      1,093,474
Landmark - 7% Solution                                                                69,926.920    4.20        293,693
Value                                                                                 30,964.333    4.33        134,076
VA Option I                                                                            8,151.859    4.33         35,298
VA Option II                                                                          15,799.358    4.29         67,779
VA Bonus Option I                                                                     35,940.756    4.27        153,467
VA Bonus Option II                                                                    37,135.007    4.23        157,081
VA Bonus Option III                                                                    4,306.427    4.22         18,173
SmartDesign Advantage Option I                                                         2,115.980    4.18          8,845
SmartDesign Advantage Option II                                                        2,970.195    4.16         12,356
SmartDesign Advantage Option III                                                         608.533    4.14          2,519
                                                                                -----------------        ---------------
                                                                                   8,903,810.215            $37,756,498
                                                                                =================        ===============

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                    1,624.864   $4.15         $6,743
DVA Plus - Standard (pre February 2000)                                               15,070.093    4.13         62,239
DVA Plus - Standard (post January 2000 & post 2000)                                   88,237.466    4.13        364,421

                                      203

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                535,933.282   $4.12     $2,208,045
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              519,699.551    4.11      2,135,965
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          120,333.463    4.10        493,367
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         46,748.068    4.10        191,667
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             243,443.935    4.09        995,686
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      393,653.448    4.09      1,610,043
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          235,551.818    4.08        961,051
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    360,088.600    4.08      1,469,161
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             636,058.487    4.07      2,588,758
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,559.403    4.06         14,451
Access - Annual Ratchet (post April 2001)                                             34,976.884    4.05        141,656
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 156,993.562    4.05        635,824
Access - 7% Solution (post April 2001)                                                16,084.015    4.05         65,140
Access  - Max 7 (post April 2001)                                                     39,549.231    4.04        159,779
ES II - Max 7 (post 2000), Generations - Max 7                                        98,449.075    4.07        400,688
Landmark - 7% Solution                                                                89,981.934    4.06        365,327
Value                                                                                 54,114.150    4.16        225,115
VA Option I                                                                            5,285.109    4.16         21,986
VA Option II                                                                          12,259.907    4.13         50,633
VA Bonus Option I                                                                     13,713.568    4.11         56,363

                                      204

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
VA Bonus Option II                                                                     4,728.844   $4.08        $19,294
VA Bonus Option III                                                                   15,437.133    4.07         62,829
SmartDesign Advantage Option I                                                         1,182.895    4.04          4,779
SmartDesign Advantage Option II                                                          356.962    4.02          1,435
SmartDesign Advantage Option III                                                       7,993.599    4.01         32,054
                                                                                -----------------        ---------------
                                                                                   3,751,109.346            $15,344,499
                                                                                =================        ===============

PUTNAM VT GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            613.560   $7.40         $4,540
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      3,518.706    7.38         25,968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,355.145    7.36          9,974
VA Option I                                                                           47,269.102    7.62        360,191
VA Option II                                                                           9,757.789    7.59         74,062
VA Option III                                                                          1,001.492    7.57          7,581
VA Bonus Option I                                                                     71,543.199    7.56        540,867
VA Bonus Option II                                                                    50,353.513    7.53        379,162
VA Bonus Option III                                                                   24,513.938    7.51        184,100
SmartDesign Advantage Option I                                                         8,057.360    7.33         59,060
SmartDesign Advantage Option II                                                        1,505.661    7.30         10,991
SmartDesign Advantage Option III                                                         688.406    7.28          5,012
                                                                                -----------------        ---------------
                                                                                     220,177.871             $1,661,508
                                                                                =================        ===============

PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,080.219   $8.03        $56,854
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        743.400    8.00          5,947
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,603.594    7.98         36,737
VA Option I                                                                           88,504.950    8.10        716,890
VA Option II                                                                          18,195.578    8.07        146,838
VA Option III                                                                          7,142.668    8.05         57,498
VA Bonus Option I                                                                     94,100.599    8.04        756,569
VA Bonus Option II                                                                    24,314.533    8.01        194,759
VA Bonus Option III                                                                  101,982.647    7.99        814,841

                                      205

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME (CONTINUED)
SmartDesign Advantage Option I                                                         6,043.072   $7.95        $48,042
SmartDesign Advantage Option II                                                        2,280.679    7.93         18,086
SmartDesign Advantage Option III                                                      16,122.611    7.91        127,530
                                                                                -----------------        ---------------
                                                                                     371,114.550             $2,980,591
                                                                                =================        ===============

PUTNAM VT VOYAGER II
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          5,242.644   $6.06        $31,770
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,365.637    6.04         14,288
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,579.319    6.03         21,583
VA Option I                                                                           44,148.219    6.12        270,187
VA Option II                                                                          33,313.466    6.09        202,879
VA Option III                                                                          4,631.701    6.08         28,161
VA Bonus Option I                                                                     96,271.677    6.07        584,369
VA Bonus Option II                                                                    38,339.846    6.05        231,956
VA Bonus Option III                                                                   21,456.980    6.03        129,386
SmartDesign Advantage Option I                                                         8,448.608    6.01         50,776
SmartDesign Advantage Option II                                                       12,435.747    5.99         74,490
SmartDesign Advantage Option III                                                         863.315    5.98          5,163
                                                                                -----------------        ---------------
                                                                                     271,097.159             $1,645,008
                                                                                =================        ===============

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                           3,602.132  $11.41        $41,100
Granite PrimElite - Annual Ratchet                                                    24,619.405   11.28        277,707
                                                                                -----------------        ---------------
                                                                                      28,221.537               $318,807
                                                                                =================        ===============

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                           1,685.183   $8.92        $15,032
Granite PrimElite - Annual Ratchet                                                    21,044.795    8.82        185,615
                                                                                -----------------        ---------------
                                                                                      22,729.978               $200,647
                                                                                =================        ===============

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                           2,504.960  $14.26        $35,721
Granite PrimElite - Annual Ratchet                                                    23,808.210   14.09        335,458
                                                                                -----------------        ---------------
                                                                                      26,313.170               $371,179
                                                                                =================        ===============


                                      206

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                           6,864.600  $12.68        $87,043
Granite PrimElite - Annual Ratchet                                                     4,446.085   12.53         55,709
                                                                                -----------------        ---------------
                                                                                      11,310.685               $142,752
                                                                                =================        ===============

UBS TACTICAL ALLOCATION
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,476.111   $7.12        $31,870
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,383.635    7.08         66,436
VA Option I                                                                           46,001.622    7.19        330,752
VA Option II                                                                          16,031.679    7.16        114,787
VA Option III                                                                          7,474.126    7.14         53,365
VA Bonus Option I                                                                     58,942.255    7.14        420,848
VA Bonus Option II                                                                    38,953.675    7.10        276,571
VA Bonus Option III                                                                   18,471.861    7.09        130,965
SmartDesign Advantage Option I                                                         6,768.805    7.06         47,788
SmartDesign Advantage Option II                                                       10,343.837    7.04         72,821
SmartDesign Advantage Option III                                                         326.855    7.02          2,295
                                                                                -----------------        ---------------
                                                                                     217,174.461             $1,548,498
                                                                                =================        ===============

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS

   A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December, 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST:
   All Cap
       2002                                            29,232       $8.34 to $8.68          $  247,740
       2001                                            25,814      $11.46 to $11.76            299,314
       2000                                             9,062      $11.54 to $11.65            104,883

   All Cap Advisor
       2002                                                18       $9.52 to $9.53                 176
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Asset Allocation Growth
       2002                                             6,551       $7.12 to $7.35              47,241
       2001                                             5,718       $8.55 to $8.70              49,242
       2000                                               501       $9.37 to $9.38               4,696

   Capital Growth
       2002                                            24,777       $9.52 to $10.52            246,769
       2001                                            27,303      $13.93 to $15.15            395,434
       2000                                            27,139      $16.80 to $17.71            463,399

   Capital Growth Advisor
       2002                                                14      $10.45 to $10.46                148
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                            26,339      $12.37 to $14.00          $ 341,146
       2001                                            27,165      $16.97 to $18.87            480,513
       2000                                            23,107      $17.94 to $19.25            422,097

   Capital Guardian Small Cap Advisor
       2002                                                33       $9.72 to $9.73                 321
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Core Bond
       2002                                            34,238      $11.55 to $13.41            425,125
       2001                                             9,873      $11.14 to $12.39            114,996
       2000                                             3,438      $11.37 to $12.19             40,000

   Core Bond Advisor
       2002                                                97      $10.24 to $10.26                992
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Developing World
       2002                                             9,702       $5.98 to $6.42              60,000
       2001                                            10,141       $6.85 to $7.25              71,466
       2000                                             7,211       $7.47 to $7.71              54,398

   Developing World Advisor
       2002                                                 8       $9.70 to $9.71                  79
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Diversified Mid-Cap
       2002                                            12,695       $7.09 to $7.31              91,159
       2001                                             6,381       $8.99 to $9.15              57,814
       2000                                             1,150       $9.87 to $9.88              11,358


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                                23       $9.47 to $9.48         $       220
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth
       2002                                               559       $7.78 to $7.85               4,362
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth Advisor
       2002                                                48       $9.63 to $9.64                 458
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Income
       2002                                            20,545      $18.11 to $23.18            409,670
       2001                                            17,698      $21.34 to $26.84            416,763
       2000                                            12,207      $22.48 to $26.61            291,793

   Equity Income Advisor
       2002                                                65       $9.81 to $9.83                 640
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Opportunity
       2002                                            19,040      $13.72 to $16.05            280,954
       2001                                            20,717      $19.84 to $22.87            440,209
       2000                                            19,193      $24.06 to $26.49            477,934

   Equity Opportunity Advisor
       2002                                                 3       $9.74 to $9.75                  34
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               710       $8.32 to $8.40      $        5,931
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Focus Value Advisor
       2002                                                 5      $10.16 to $10.17                 48
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fully Managed
       2002                                            34,525      $24.75 to $30.37            935,079
       2001                                            23,375      $25.20 to $30.47            644,971
       2000                                            13,395      $24.47 to $27.95            345,651

   Fully Managed Advisor
       2002                                                89       $9.99 to $10.01                894
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Focus
       2002                                               345       $7.93 to $8.00               2,742
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Advisor
       2002                                                11       $9.44 to $9.45                 108
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Global Franchise
       2002                                             1,661       $8.80 to $8.88              14,670
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                                74       $9.51 to $9.52      $          708
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Growth
       2002                                            53,954       $9.92 to $11.18            560,041
       2001                                            66,921      $14.41 to $15.95          1,002,892
       2000                                            67,525      $21.49 to $22.98          1,474,980

   Growth Advisor
       2002                                              9          $9.76 to $9.78                  92
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Hard Assets
       2002                                             4,986      $12.44 to $15.93             67,753
       2001                                             2,395      $12.63 to $15.27             33,209
       2000                                             2,584      $15.34 to $17.52             41,509

   Hard Assets Advisor
       2002                                                10       $9.82 to $9.83                  97
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE
       2002                                               608       $8.17 to $8.25               4,990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE Advisor
       2002                                                17       $9.74 to $9.76                 165
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                            16,969       $6.80 to $7.46           $ 120,477
       2001                                            16,734       $8.37 to $8.98             144,061
       2000                                            17,171      $11.23 to $11.73            194,618

   International Equity Advisor
       2002                                                26       $9.79 to $9.80                 254
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Internet Tollkeeper
       2002                                             2,769       $4.58 to $4.69              12,802
       2001                                               709       $7.57 to $7.64               5,389
       2000                                                **             **                        **

   Internet Tollkeeper Advisor
       2002                                                 5      $10.40 to $10.42                 53
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Investors
       2002                                            11,516       $7.87 to $8.19              92,136
       2001                                             8,646      $10.45 to $10.73             91,400
       2000                                             1,917      $11.21 to $11.31             21,558

   Investors Advisor
       2002                                                30       $9.74 to $9.75                 297
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                             1,212       $7.79 to $7.87               9,490
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                                54       $9.48 to $9.49        $        511
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Growth and Income
       2002                                            18,616       $6.87 to $7.13             130,345
       2001                                            10,487       $8.78 to $8.93              92,720
       2000                                             1,280       $9.93 to $9.96              12,726

   Janus Growth and Income Advisor
       2002                                                60       $9.71 to $9.73                 587
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Large Cap Value
       2002                                            39,602       $7.34 to $7.73             295,688
       2001                                            27,628       $9.85 to $10.20            275,489
       2000                                             9,362      $10.50 to $10.59             98,545

   Large Cap Value Advisor
       2002                                                32      $10.25 to $10.27                333
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Limited Maturity Bond
       2002                                            28,506      $17.84 to $22.84            558,941
       2001                                            19,509      $17.02 to $21.41            364,062
       2000                                            11,438      $16.67 to $19.77            200,958

   Liquid Asset
       2002                                            66,797      $13.46 to $17.34          1,023,179
       2001                                            69,541      $13.62 to $17.79          1,071,485
       2000                                            44,678      $14.50 to $16.61            679,666

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               180       $9.98 to $9.99        $      1,800
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Managed Global
       2002                                            16,459      $12.62 to $15.12            223,084
       2001                                            14,451      $16.18 to $19.04            250,388
       2000                                            11,365      $19.34 to $21.72            228,347

   Managed Global Advisor
       2002                                                 5           $10.23                      50
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Mid-Cap Growth
       2002                                            27,548      $14.97 to $17.32            435,581
       2001                                            29,521      $29.92 to $34.01            928,290
       2000                                            27,623      $40.98 to $43.92          1,158,061

   Mid-Cap Growth Advisor
       2002                                                56       $9.75 to $9.77                 549
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Real Estate
       2002                                             6,881      $24.84 to $31.80            187,607
       2001                                             4,535      $25.36 to $31.90            126,169
       2000                                             3,804      $25.04 to $28.59            100,303

   Real Estate Advisor
       2002                                                29       $9.60 to $9.61                 276
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                            28,285      $13.75 to $15.91         $  421,035
       2001                                            31,622      $19.19 to $21.34            637,711
       2000                                            30,638      $25.56 to $27.39            800,528

   Research Advisor
       2002                                                34       $9.70 to $9.72                 326
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Special Situations
       2002                                             3,609       $5.96 to $6.15              21,794
       2001                                             2,932       $8.23 to $8.38              24,325
       2000                                               663       $8.88 to $8.89               5,891

   Special Situations Advisor
       2002                                                 6       $9.62 to $9.63                  56
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Strategic Equity
       2002                                            14,324       $9.29 to $10.34            139,852
       2001                                            17,855      $13.92 to $15.26            259,382
       2000                                            19,182      $18.40 to $19.51            359,734

   Strategic Equity Advisor
       2002                                                 8       $9.63 to $9.65                  78
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Total Return
       2002                                            45,174      $17.48 to $20.72            853,266
       2001                                            39,136      $18.90 to $21.94            793,394
       2000                                            29,621      $20.10 to $21.54            608,868

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                                95       10.03 to $10.04        $       955
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Value Equity
       2002                                            11,740      $13.65 to $15.72            173,239
       2001                                            10,991      $17.24 to $19.10            199,039
       2000                                             9,358      $18.85 to $20.15            180,722

   Value Equity Advisor
       2002                                                11       $9.61 to $9.63                 107
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Van Kampen Growth and Income
       2002                                            30,992      $16.77 to $19.76            554,608
       2001                                            34,270      $20.13 to $23.30            732,049
       2000                                            34,836      $24.00 to $26.02            860,338

   Van Kampen Growth and Income Advisor
       2002                                               101       $9.78 to $9.79                 990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                             1,550       $7.24 to $7.38              11,335
       2001                                               323      $10.97 to $11.00              3,550
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                               121       $6.92 to $7.06             $   848
       2001                                                43      $10.32 to $10.35                443
       2000                                                **             **                        **

   AIM V.I. Capital Appreciation
       2002                                                 4            $7.40                      27
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Core Equity
       2002                                                 5            $8.26                      41
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Premier Equity
       2002                                                12       $6.82 to $6.84                  80
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                               315       $8.46 to $8.66               2,709
       2001                                                59       $9.98 to $10.05                595
       2000                                                **             **                        **

   Alliance Growth and Income
       2002                                               644       $7.23 to $7.40               4,730
       2001                                               172       $9.57 to $9.61               1,653
       2000                                                **             **                        **

   Alliance Premier Growth
       2002                                               322       $6.41 to $6.56               2,094
       2001                                               114       $9.52 to $9.58               1,091
       2000                                                **             **                        **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                             3,655       $6.26 to $6.43           $  23,212
       2001                                                75       $9.25 to $9.29                 693
       2000                                                **             **                        **

   Fidelity(R) VIP Equity-Income
       2002                                             3,054       $7.70 to $7.91              23,851
       2001                                               203       $9.55 to $9.61               1,949
       2000                                                **             **                        **

   Fidelity(R)VIP Contrafund(R)
       2002                                               513       $8.50 to $8.73               4,438
       2001                                               122       $9.68 to $9.73               1,183
       2000                                                **             **                        **

   Fidelity(R) VIP Overseas
       2002                                                 1            $7.89                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Small Cap Value Securities
       2002                                                 2       $8.97 to $8.99                  17
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                42      $13.88 to $14.02                589
       2001                                                42      $17.07 to $17.22                723
       2000                                                46      $18.03 to $18.16                831


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                                78       $8.05 to $8.15          $      631
       2001                                               128       $9.75 to $9.84               1,260
       2000                                               129      $10.73 to $10.78              1,387

   Galaxy VIP Equity
       2002                                                75       $6.46 to $6.57                 487
       2001                                                88       $9.12 to $9.21                 807
       2000                                                94      $11.36 to $11.41              1,071

   Galaxy VIP Growth and Income
       2002                                                16       $7.44 to $7.56                 122
       2001                                                19      $10.31 to $10.40                201
       2000                                                26      $10.93 to $10.98                284

   Galaxy VIP High Quality Bond
       2002                                                10      $12.57 to $12.74                130
       2001                                                13      $11.60 to $11.70                152
       2000                                                 7      $11.04 to $11.05                 78

   Galaxy VIP Small Company Growth
       2002                                                 7       $8.55 to $8.69                  57
       2001                                                 6      $12.99 to $13.14                 84
       2000                                                 5      $13.27 to $13.35                 72

   ING GET FUND:
   ING GET Fund - Series N
       2002                                             2,862       $9.96 to $10.10             28,661
       2001                                             3,009      $10.24 to $10.28             30,868
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                            14,328       $9.81 to $10.02          $ 143,846
       2001                                            15,276       $9.99 to $10.04            153,045
       2000                                                **             **                        **

   ING GET Fund - Series Q
       2002                                            16,855       $9.93 to $10.12            169,029
       2001                                               190           $10.00                   1,904
       2000                                                **             **                        **

   ING GET Fund - Series R
       2002                                            16,911      $10.01 to $10.16            170,526
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series S
       2002                                            21,867       $9.98 to $10.08            219,270
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series T
       2002                                            23,643      $10.04 to $10.10            237,948
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series U
       2002                                               105       $9.99 to $10.00              1,048
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                 6            $6.56                $     39
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING American Century Small Cap Value
       2002                                                 -            $8.10                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                33       $9.09 to $9.19                 301
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                               209       $6.04 to $6.18               1,280
       2001                                                78       $8.92 to $9.91                 698
       2000                                                **             **                        **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                11            $6.85                      72
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R) Global Growth
       2002                                                 9       $8.27 to $8.35                  75
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                                16            $7.80                  $  126
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING PIMCO Total Return
       2002                                                55           $10.75                     593
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Capital
       2002                                                 1            $7.41                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Investors Value
       2002                                                 -            $7.61                       4
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Scudder International Growth
       2002                                                 1       $8.13 to $8.14                   7
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                                19       $7.51 to $7.52                 144
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                                 -            $7.54                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               210       $8.24 to $8.34            $  1,737
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                             5,299       $5.05 to $5.28              27,358
       2001                                             2,863       $6.92 to $7.08              20,014
       2000                                               635       $8.72 to $8.78               5,554

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                             4,668      $10.58 to $10.69             49,590
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                                 7            $6.94                      46
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Index Plus LargeCap
       2002                                               634       $7.11 to $7.31               4,589
       2001                                                87       $9.36 to $9.40                 812
       2000                                                **             **                        **

   ING VP Index Plus MidCap
       2002                                               692       $8.41 to $8.64               5,909
       2001                                                83       $9.87 to $9.91                 820
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                               465       $8.47 to $8.70            $  4,005
       2001                                                67      $10.07 to $10.11                680
       2000                                                **             **                        **

   ING VP Small Company
       2002                                                21       $7.54 to $7.56                 156
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Value Opportunity
       2002                                               166       $6.46 to $6.63               1,086
       2001                                                33       $9.00 to $9.04                 298
       2000                                                **             **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                               107       $9.48 to $9.70               1,034
       2001                                                18      $10.46 to $10.52                194
       2000                                                **             **                        **

   ING VP Growth Opportunities
       2002                                             1,895       $5.19 to $5.32               9,918
       2001                                               671       $7.75 to $7.82               5,219
       2000                                                **             **                        **

   ING VP International Value
       2002                                                 5       $8.45 to $8.47                  42
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                               120       $7.84 to $8.03           $     958
       2001                                                15      $10.37 to $10.45                156
       2000                                                **             **                        **

   ING VP LargeCap Growth
       2002                                               163       $6.06 to $6.21               1,006
       2001                                                56       $9.57 to $9.62                 533
       2000                                                **             **                        **

   ING VP MagnaCap
       2002                                             1,746       $7.00 to $7.16              12,338
       2001                                               579       $9.30 to $9.39               5,402
       2000                                                **             **                        **

   ING VP MidCap Opportunities
       2002                                                 2            $7.24                      12
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP SmallCap Opportunities
       2002                                             6,553       $4.55 to $4.67              30,118
       2001                                             1,737       $8.28 to $8.36              14,437
       2000                                                **             **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                             2,931       $7.73 to $7.92              22,941
       2001                                               256       $9.33 to $9.39               2,404
       2000                                                **             **                        **


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC. (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                             4,013       $7.52 to $7.72           $  30,558
       2001                                             1,052      $10.22 to $10.29             10,790
       2000                                                **             **                        **

   INVESCO VIF - Leisure
       2002                                               724       $8.39 to $8.47               6,097
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   INVESCO VIF - Utilities
       2002                                             1,227       $6.26 to $6.43               7,783
       2001                                               119       $8.09 to $8.13                 964
       2000                                                **             **                        **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                54       $9.21 to $9.25                 496
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                26      $10.97 to $10.99                283
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Growth
       2002                                                27            $7.19                     192
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               515       $6.75 to $6.93           $   3,534
       2001                                               139       $9.32 to $9.39               1,298
       2000                                                **             **                        **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                27       $7.64 to $7.67                 205
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Oppenheimer Strategic Bond
       2002                                                 2      $10.65 to $10.67                 16
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                            31,353       $9.32 to $10.27            305,237
       2001                                            23,564       $9.79 to $10.44            236,343
       2000                                            16,336       $9.88 to $10.17            162,857

   PIMCO StocksPLUS Growth and Income
       2002                                            22,790       $7.73 to $8.28             181,637
       2001                                            23,718       $9.91 to $10.46            241,065
       2000                                            22,158      $11.56 to $11.91            258,484

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                22       $8.27 to $8.28                 179
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                             2,697       $7.35 to $7.54            $ 20,064
       2001                                               243       $9.36 to $9.41               2,275
       2000                                                **             **                        **

   Pioneer Mid-Cap Value VCT
       2002                                             5,685       $9.27 to $9.43              53,062
       2001                                               480      $10.70 to $10.72              5,139
       2000                                                **             **                        **

   Pioneer Small Company VCT
       2002                                               437       $7.70 to $7.89               3,417
       2001                                                98       $9.54 to $9.61                 938
       2000                                                **             **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                             4,706       $6.57 to $6.72              31,265
       2001                                             2,316       $8.84 to $8.92              20,583
       2000                                                **             **                        **

   ProFund VP Europe 30
       2002                                             2,589       $5.96 to $6.10              15,627
       2001                                               764       $8.22 to $8.29               6,312
       2000                                                **             **                        **

   ProFund VP Small-Cap
       2002                                             5,371       $7.11 to $7.27              38,612
       2001                                             2,118       $9.38 to $9.46              19,968
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                             8,904       $4.14 to $4.33            $ 37,748
       2001                                             7,335       $6.21 to $6.35              45,991
       2000                                               987       $7.82 to $7.85               7,732

   Prudential SP Jennison International Growth
       2002                                             3,751       $4.01 to $4.16              15,341
       2001                                             2,097       $5.35 to $5.44              11,310
       2000                                               318       $8.55 to $8.57               2,720

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                               220       $7.28 to $7.62               1,662
       2001                                                48       $9.25 to $9.50                 455
       2000                                                **             **                        **

   Putnam VT International Growth and Income
       2002                                               371       $7.91 to $8.10               2,981
       2001                                                64       $9.44 to $9.49                 604
       2000                                                **             **                        **

   Putnam VT Voyager Fund II
       2002                                               271       $5.98 to $6.12               1,645
       2001                                                66       $8.71 to $8.77                 577
       2000                                                **             **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                                28      $11.28 to $11.41                319
       2001                                                31      $11.82 to $11.94                370
       2000                                                36      $12.46 to $12.56                446


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                                23       $8.82 to $8.92            $    201
       2001                                                25      $12.04 to $12.16                300
       2000                                                26      $17.74 to $17.89                455

   Smith Barney Large Cap Value
       2002                                                26      $14.09 to $14.26                371
       2001                                                29      $19.16 to $19.35                563
       2000                                                33      $21.16 to $21.34                692

   Smith Barney Money Market
       2002                                                11      $12.53 to $12.68                143
       2001                                                17      $12.55 to $12.68                221
       2000                                                13      $12.27 to $12.38                156

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               217       $7.02 to $7.19               1,548
       2001                                                84       $9.37 to $9.42                 787
       2000                                                **             **                        **



                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST:
   All Cap
       2002                                              0.22%              0.90% to 2.25%          -27.23% to -26.19%
       2001                                              1.47%              0.90% to 2.25%            0.00% to 0.94%
       2000                                                *                       *                        *

   All Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Asset Allocation Growth
       2002                                              1.11%              0.90% to 2.25%          -16.73% to -15.52%
       2001                                              1.78%              0.90% to 2.25%           -8.32% to -7.68%
       2000                                                *                       *                        *

   Capital Growth
       2002                                                -                0.80% to 2.25%          -31.66% to -30.56%
       2001                                                -                0.80% to 2.25%          -15.42% to -14.46%
       2000                                                *                       *                        *

   Capital Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                              0.12%              0.80% to 2.25%              -27.11% to
                                                                                                         -25.80%
       2001                                              0.13%              0.50% to 2.25%           -3.40% to -1.97%
       2000                                                *                       *                        *

   Capital Guardian Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Core Bond
       2002                                              3.72%              0.80% to 2.55%            3.69% to 8.23%
       2001                                              0.40%              0.80% to 2.25%            0.53% to 1.64%
       2000                                                *                       *                        *

   Core Bond Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Developing World
       2002                                                -                0.80% to 2.25%          -12.70% to -11.45%
       2001                                              1.18%              0.80% to 2.25%           -7.10% to -5.97%
       2000                                                *                       *                        *

   Developing World Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Diversified Mid-Cap
       2002                                              0.29%              0.90% to 2.25%          -21.13% to -20.11%
       2001                                              0.48%              0.90% to 2.25%           -8.41% to -7.79%
       2000                                                *                       *                        *

                                      231a

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Income
       2002                                              1.34%              0.50% to 2.25%          -15.14% to -13.64%
       2001                                              1.95%              0.50% to 2.25%           -0.58% to 1.46%
       2000                                                *                       *                        *

   Equity Income Advisor
       2002                                               ***               1.40% to 1..85%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Opportunity
       2002                                              0.13%              0.80% to 2.25%              -30.85% to
                                                                                                         -29.82%
       2001                                              0.07%              0.80% to 2.25%          -14.67% to -13.67%
       2000                                                *                       *                        *

   Equity Opportunity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231b

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Focus Value Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fully Managed
       2002                                              1.72%              0.80% to 2.25%           -1.79% to -0.33%
       2001                                              3.34%              0.80% to 2.25%            7.85% to 9.02%
       2000                                                *                       *                        *

   Fully Managed Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Focus
       2002                                               ***               0.90% to 2.15%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Global Franchise
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      213c

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Growth
       2002                                                -                0.50% to 2.25%          -31.16% to -29.91%
       2001                                                -                0.50% to 2.25%          -31.55% to -30.59%
       2000                                                *                       *                        *

   Growth Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Hard Assets
       2002                                              0.68%              0.50% to 2.25%           -1.50% to 4.32%
       2001                                                -                0.80% to 2.25%          -13.82% to -12.84%
       2000                                                *                       *                        *

   Hard Assets Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231d

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                              0.75%              0.90% to 2.25%          -18.76% to -16.93%
       2001                                                -                0.90% to 2.10%          -24.87% to -22.18%
       2000                                                *                       *                        *

   International Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Internet Tollkeeper
       2002                                                -                0.90% to 2.25%          -39.50% to -38.61%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   Internet Tollkeeper Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Investors
       2002                                              0.81%              0.90% to 2.25%          -24.69% to -23.67%
       2001                                              1.30%              0.90% to 2.25%           -6.16% to -5.13%
       2000                                                *                       *                        *

   Investors Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231e

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Janus Growth and Income
       2002                                              0.45%              0.90% to 2.55%              -21.75% to
                                                                                                         -20.16%
       2001                                              1.02%              0.90% to 2.25%          -11.18% to -10.34%
       2000                                                *                       *                        *

   Janus Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Large Cap Value
       2002                                              0.25%              0.50% to 2.25%              -25.48% to
                                                                                                         -24.22%
       2001                                              0.25%              0.50% to 2.25%           -5.43% to -4.44%
       2000                                                *                       *                        *

   Large Cap Value Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Limited Maturity Bond
       2002                                              3.62%              0.50% to 2.25%            4.82% to 6.68%
       2001                                              4.84%              0.50% to 2.25%            6.78% to 8.30%
       2000                                                *                       *                        *

   Liquid Asset
       2002                                              1.42%              0.50% to 2.55%           -1.17% to 0.96%
       2001                                              3.59%              0.50% to 2.55%            1.86% to 3.01%
       2000                                                *                       *                        *

                                      231f

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Managed Global
       2002                                              0.13%              0.50% to 2.25%          -22.00% to -20.59%
       2001                                              0.13%              0.50% to 2.25%          -13.60% to -12.34%
       2000                                                *                       *                        *

   Managed Global Advisor
       2002                                               ***               1.75% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Mid-Cap Growth
       2002                                                -                0.50% to 2.25%          -49.97% to -49.07%
       2001                                              0.37%              0.50% to 2.25%          -25.09% to -24.25%
       2000                                                *                       *                        *

   Mid-Cap Growth Advisor
       2002                                               ***               1.40% to 1.80%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Real Estate
       2002                                              3.73%              0.50% to 2.25%           -2.05% to 0.31%
       2001                                              4.29%              0.50% to 2.25%            6.07% to 7.28%
       2000                                                *                       *                        *

   Real Estate Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231g

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                              0.41%              0.80% to 2.55%          -28.35% to -25.45%
       2001                                              0.12%              0.80% to 2.25%          -22.97% to -22.09%
       2000                                                *                       *                        *

   Research Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Special Situations
       2002                                                -                0.90% to 2.25%          -27.58% to -26.61%
       2001                                              0.37%              0.90% to 2.25%           -6.87% to -6.19%
       2000                                                *                       *                        *

   Special Situations Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Strategic Equity
       2002                                                -                0.80% to 2.25%          -33.26% to -32.24%
       2001                                                -                0.80% to 2.25%          -22.66% to -21.78%
       2000                                                *                       *                        *

   Strategic Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Total Return
       2002                                              2.36%              0.50% to 2.55%           -7.51% to -5.56%
       2001                                              4.88%              0.50% to 2.55%           -1.44% to -0.32%
       2000                                                *                       *                        *

                                      231h

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Value Equity
       2002                                              0.69%              0.80% to 2.55%          -20.82% to -17.70%
       2001                                              0.85%              0.80% to 2.25%           -6.21% to -5.21%
       2000                                                *                       *                        *

   Value Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Van Kampen Growth and Income
       2002                                              0.84%              0.50% to 2.25%          -16.69% to -15.19%
       2001                                              0.30%              0.50% to 2.25%          -13.63% to -12.68%
       2000                                                *                       *                        *

   Van Kampen Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                              0.00%              0.95% to 2.55%          -34.00% to -32.91%
       2001                                               **                0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231i

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                                -                0.95% to 2.55%          -32.94% to -31.79%
       2001                                              1.09%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   AIM V.I. Capital Appreciation
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Core Equity
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Premier Equity
       2002                                               ***               0.75 % to 0.95%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                              0.17%              0.95% to 2.55%          -15.23% to -13.83%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   Alliance Growth and Income
       2002                                              3.91%              0.95% to 2.55%          -24.45% to -23.00%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Alliance Premier Growth
       2002                                                -                0.95% to 2.55%          -32.66% to -31.52%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

                                      231j

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                                 0.02%              0.90% to 2.55%         -32.32% to -30.79%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Equity-Income
       2002                                                 1.09%              0.75% to 2.55%         -18.95% to -17.69%
       2001                                                  **                0.95% to 2.20%                 **
       2000                                                  **                      **                       **

   Fidelity(R)VIP Contrafund(R)
       2002                                                 0.37%              0.75% to 2.55%         -12.19% to -10.28%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Overseas
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST:
   Franklin Small Cap Value Securities
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                 1.50%              1.25% to 1.40%         -18.69% to -18.58%
       2001                                                 1.15%              1.25% to 1.40%          -5.32% to -5.18%
       2000                                                   *                       *                        *

                                      231k

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                              2.08%              1.40% to 1.80%          -17.44% to -17.17%
       2001                                              2.29%              1.40% to 1.80%           -9.13% to -8.72%
       2000                                                *                       *                        *

   Galaxy VIP Equity
       2002                                              0.23%              1.40% to 1.90%          -29.17% to -28.66%
       2001                                                -                1.40% to 1.80%             '-19.72% to
                                                                                                         -19.28%
       2000                                                *                       *                        *

   Galaxy VIP Growth and Income
       2002                                              0.09%              1.40% to 1.90%          -27.84% to -27.31%
       2001                                              0.15%              1.40% to 1.80%           -5.67% to -5.28%
       2000                                                *                       *                        *

   Galaxy VIP High Quality Bond
       2002                                              4.71%              1.40% to 1.80%            8.36% to 8.89%
       2001                                              5.35%              1.40% to 1.80%            5.88% to 5.89%
       2000                                                *                       *                        *

   Galaxy VIP Small Company Growth
       2002                                                -                1.40% to 1.90%          -34.18% to -33.87%
       2001                                                -                1.40% to 1.90%           -2.11% to -1.57%
       2000                                                *                       *                        *

   ING GET FUND:
   ING GET Fund - Series N
       2002                                              1.35%              0.95% to 1.90%           -2.73% to -1.75%
       2001                                              2.25%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231l

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                              0.07%              0.75% to 2.55%           -1.80% to -0.20%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series Q
       2002                                              2.51%              0.75% to 2.55%           -0.70% to 1.20%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series R
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series S
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series T
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series U
       2002                                               ***               0.75% to 2.20%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231m

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING American Century Small Cap Value
       2002                                                ***                    0.95%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                ***               0.95% to 2.55%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                                 -                0.95% to 2.40%         -37.64% to -32.29%
       2001                                                **                0.95% to 1.90%                 **
       2000                                                **                      **                       **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R) Global Growth
       2002                                                ***               0.75% to 2.20%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231n

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING PIMCO Total Return
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Capital
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Investors Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Scudder International Growth
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231o

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               ***               0.75% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                              0.02%              0.90% to 2.55%          -27.02% to -25.42%
       2001                                                -                0.90% to 2.25%          -20.18% to -19.36%
       2000                                                *                       *                        *

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Index Plus LargeCap
       2002                                              0.15%              0.75% to 2.55%          -29.03% to -22.23%
       2001                                              2.73%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Index Plus MidCap
       2002                                              0.31%              0.75% to 2.55%          -14.79 to -12.82%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231p

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                              0.36%              0.75% to 2.55%          -15.89% to -13.95%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Small Company
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Value Opportunity
       2002                                              0.40%              0.75% to 2.55%          -28.22% to -26.66%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                              3.17%              0.95% to 2.55%           -9.37% to -7.79%
       2001                                             -10.36%             0.95% to 2.20%                  **
       2000                                               **                      **                        **

   ING VP Growth Opportunities
       2002                                                -                0.75% to 2.25%          -33.03% to -32.10%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP International Value
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231q

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                              1.28%              0.95% to 2.55%          -24.40% to -23.16%
       2001                                              0.92%              0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING VP LargeCap Growth
       2002                                              0.48%              0.95% to 2.25%          -36.68% to -35.45%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP MagnaCap
       2002                                              1.02%              0.90% to 2.25%          -24.73% to -23.74%
       2001                                              1.36%              0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP MidCap Opportunities
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP SmallCap Opportunities
       2002                                              0.00%              0.75% to 2.25%          -45.05% to -44.14%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                              1.15%              0.90% to 2.55%          -17.15% to -15.76%
       2001                                              2.70%              0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231r

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC.
     (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                                   -                0.90% to 2.55%         -26.42% to -24.98%
       2001                                                 3.60%              0.95% to 2.55%                 **
       2000                                                  **                      **                       **

   INVESCO VIF - Leisure
       2002                                                  ***               0.95% to 2.25%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   INVESCO VIF - Utilities
       2002                                                 1.12%              0.95% to 2.55%         -22.62% to -20.91%
       2001                                                 3.07%              0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                  ***               0.75% to 1.10%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Growth
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

                                      231s

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               0.52%              0.75% to 2.55%          -27.58% to 26.20%
       2001                                               0.33%              0.95% to 2.40%                 **
       2000                                                **                      **                       **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                ***               0.75% to 1.10%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   Oppenheimer Strategic Bond
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                               8.20%              0.80% to 2.55%          -4.80% to -1.63%
       2001                                               7.91%              0.50% to 2.25%           0.30% to 1.57%
       2000                                                 *                       *                        *

   PIMCO StocksPLUS Growth and Income
       2002                                               2.69%              0.80% to 2.25%         -22.00% to -20.84%
       2001                                               4.22%              0.80% to 2.25%         -13.15% to -12.17%
       2000                                                 *                       *                        *

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231t

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                              1.08%              0.80% to 2.55%          -21.47% to -19.87%
       2001                                              0.91%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Pioneer Mid-Cap Value VCT
       2002                                              0.56%              0.75% to 2.25%          -13.36% to -12.03%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   Pioneer Small Company VCT
       2002                                              0.03%              0.95% to 2.55%          -19.29% to -17.90%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                                -                0.90% to 2.25%          -25.68% to -24.66%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Europe 30
       2002                                                -                0.90% to 2.25%          -27.49% to -26.42%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Small-Cap
       2002                                                -                0.90% to 2.25%          -24.20% to -23.15%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

                                      231u

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                                -                0.90% to 2.55%          -33.33% to -31.81%
       2001                                                -                0.90% to 2.25%          -20.20% to -19.62%
       2000                                                *                       *                        *

   Prudential SP Jennison International Growth
       2002                                                -                0.90% to 2.55%          -25.05% to -23.53%
       2001                                              0.24%              0.90% to 2.25%          -37.19% to -36.52%
       2000                                                *                       *                        *

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                              1.62%              0.95% to 2.55%          -21.30% to -19.79%
       2001                                               **                0.95% to 2.20%                  **
       2000                                               **                      **                        **

   Putnam VT International Growth and Income
       2002                                              0.28%              0.95% to 2.55%          -16.21% to -14.65%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Putnam VT Voyager Fund II
       2002                                              0.00%              0.95% to 2.55%          -31.34% to -30.22%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                             24.02%              1.25% to 1.40%           -4.57% to -4.44%
       2001                                             12.01%              1.25% to 1.40%           -5.14% to -4.94%
       2000                                                *                       *                        *

                                      231v

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                               0.95%              1.25% to 1.40%         -26.74% to -26.64%
       2001                                                 -                1.25% to 1.40%         -32.13% to -32.03%
       2000                                                 *                       *                        *

   Smith Barney Large Cap Value
       2002                                               3.74%              1.25% to 1.40%         -26.46% to -26.30%
       2001                                               1.39%              1.25% to 1.40%          -9.45% to -9.33%
       2000                                                 *                       *                        *

   Smith Barney Money Market
       2002                                               1.30%              1.25% to 1.40%           -0.16% to 0.00%
       2001                                               3.49%              1.25% to 1.40%           2.28% to 2.42%
       2000                                                 *                       *                        *

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               0.45%              0.95% to 2.55%         -25.08% to -23.67%
       2001                                                **                0.95% to 2.20%                 **
       2000                                                **                      **                       **


        *       Not provided for 2000.
        **      As this Division is new in 2001, this data is not meaningful and is therefore not presented.
        ***     As this Division is new in 2002, this data is not meaningful and is therefore not presented

                                      231w

                       Statement of Additional Information

                            GOLDENSELECT GENERATIONS

                          DEFERRED COMBINATION VARIABLE

                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                               SEPARATE ACCOUNT B

                                       OF

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                               DATE OF PROSPECTUS

                                       AND

                      STATEMENT OF ADDITIONAL INFORMATION:

                                February XX, 2004

                                TABLE OF CONTENTS

Item                                                                       Page

Introduction..............................................................
Description of ING USA Annuity and Life Insurance Company.................
Separate Account B .......................................................
Safekeeping of Assets ....................................................
The Administrator.........................................................
Independent Auditors......................................................
Distribution of Contracts.................................................
Performance Information...................................................
IRA Partial Withdrawal Option.............................................
Other Information.........................................................
Financial Statements of ING USA Annuity and Life Insurance Company........
Financial Statements of Separate Account B................................

                                  Introduction

This  Statement  of  Additional   Information  provides  background  information
regarding Separate Account B.

            Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company, formerly Golden American Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2002, ING USA had approximately $999.1 million in stockholder's equity and approximately $17.6 billion in total assets, including approximately $11 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ING USA formed a subsidiary, First Golden American Life
Insurance Company of New York ("First Golden"), which was licensed to do variable annuity business in the states of New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002.

                               Separate Account B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

                              Safekeeping of Assets

ING USA acts as its own custodian for Separate Account B.

                                The Administrator

Effective January 1, 1997, Equitable and ING USA(formerly Golden American) became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $570,000 and $309,000 pursuant to the service agreement in 2002 and 2001, respectively.

                              Independent Auditors

Ernst & Young LLP, independent auditors, performs annual audits of ING USA and Separate Account B.

                            Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insuranceproducts (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended

2002, 2001 and 2000 commissions paid by ING USA, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to DSI aggregated $287,208,000, $223,321,000 and $208,883,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $25,914,000, $23,138,000, and $21,296,000 for the years ended 2002, 2001, and 2000, respectively.

                             Performance Information

Performance Information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance Information for measures other than total return does not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, three death benefit options are available. The following performance values reflect the election at issue of the Max 7 Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC Standard Money Market Subaccount Yields
Current yield for the Liquid Assets Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

           Effective Yield = [(Base Period Return) +1)365/7] - 1

The current yield and effective yield of the Liquid Assets Subaccount for the 7-day period December 25, 2002 to December 31, 2002 were -0.80% and -0.79% respectively.

SEC Standard 30-Day Yield for Non-Money Market Subaccounts
Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                  Yield = 2 x [((a - b)/(c x d)  + 1)6 - 1]

       Where:     [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
                  [b] equals the expenses accrued for the period (net of
                      reimbursements)
                  [c] equals the average daily number of units outstanding
                      during the period based on the accumulation unit value
                  [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC Standard Average Annual Total Return for All Subaccounts
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  P(1+T)(n)=ERV

 Where:   (1)  [P]       equals a hypothetical initial premium payment of $1,000
          (2)  [T]       equals an average annual total return
          (3)  [n]       equals the number of years
          (4)            [ERV] equals the ending redeemable value of a
                         hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load; the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the subaccounts which had not commenced operations as of December 31, 2002, Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.70%, administrative charges of 0.15%, contract administration charge annualized at 0.03%, a living benefit optional rider charge annualized at 1.14%, the earnings multiplier benefit rider charge of 0.30%, and applicable surrender charges of 7% for the one year period and 3% for the five year period for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02-Standardized with Rider Charges


                                                                                                             Inception
                                                      1 Year        5 Year        10 Year      Inception     Date
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                       -42.23         n/a            n/a        -29.59       12-Oct-01
Fidelity VIP Equity-Income Portfolio                  -27.46         n/a            n/a        -22.56       13-Jul-01
Fidelity VIP Growth Portfolio                         -40.30         n/a            n/a        -34.03       13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio              -41.67          -9.56         n/a         -1.58       02-Oct-95
ING Alliance Mid Cap Growth Portfolio                 -40.08         -10.66         n/a         -1.42       01-Apr-96
ING Capital Guardian Large Cap Value Portfolio        -33.97         n/a            n/a        -13.19       01-Feb-00
ING Capital Guardian Managed Global Portfolio         -30.44           1.40           1.85       1.76       21-Oct-92
ING Capital Guardian Small Cap Portfolio              -35.55          -1.72         n/a          2.46       02-Jan-96
ING Developing World Portfolio                        -21.16         n/a            n/a        -12.05       19-Feb-98
ING Eagle Asset Value Equity Portfolio                -27.37          -6.29         n/a          3.82       03-Jan-95
ING FMR Diversified Mid Cap Portfolio                 -29.60         n/a            n/a        -18.03       02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                          -47.98         n/a            n/a        -43.87       01-May-01
ING Hard Assets Portfolio                              -9.90         -10.05         3.07         0.98       25-Jan-89
ING International Equity Portfolio                    -26.49          -8.74         n/a         -6.54       01-Apr-96
ING Janus Growth and Income Portfolio                 -29.67         n/a            n/a        -19.04       02-Oct-00
ING Janus Special Equity Portfolio                    -36.05         n/a            n/a        -24.80       02-Oct-00
ING Jennison Equity Opportunities Portfolio           -39.30          -9.83           1.90       2.62       04-May-92
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                     n/a            n/a            n/a        -26.56       01-May-02
ING JP Morgan Fleming Small Cap Equity Portfolio      n/a            n/a            n/a        -30.33       01-May-02
ING Limited Maturity Bond Portfolio                    -3.63           2.77           3.06       3.79       25-Jan-89
ING Liquid Assets Portfolio                            -9.29           0.66           1.51       2.01       25-Jan-89
ING Marsico Growth Portfolio                          -39.61          -6.45         n/a         -0.79       01-Apr-96
ING Mercury Focus Value Portfolio                     n/a            n/a            n/a        -25.13       01-May-02
ING Mercury Fundamental Growth Portfolio              n/a            n/a            n/a        -29.05       01-May-02
ING MFS Mid Cap Growth Portfolio                      -58.40          -4.97         n/a          4.74       07-Oct-94
ING MFS Research Portfolio                            -35.01          -6.62         n/a          3.93       07-Oct-94
ING MFS Total Return Portfolio                        -15.69           1.51         n/a          6.94       07-Oct-94
ING PIMCO Core Bond Portfolio                          -2.24          -0.87         n/a          1.51       07-Oct-94
ING Salomon Brothers All Cap Portfolio                -35.70         n/a            n/a         -8.91       01-Feb-00
ING Salomon Brothers Investors Portfolio              -33.17         n/a            n/a        -10.87       01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio      -10.23           5.26           6.50       6.21       25-Jan-89
ING T. Rowe Price Equity Income Portfolio             -23.60          -2.33           3.08       3.86       25-Jan-89
ING UBS US Balanced Portfolio                         -25.14         n/a            n/a        -17.87       02-Oct-00
ING Van Kampen Equity Growth Portfolio                n/a            n/a            n/a        -30.58       01-May-02
ING Van Kampen Global Franchise Portfolio             n/a            n/a            n/a        -20.38       01-May-02
ING Van Kampen Growth and Income Portfolio            -25.13          -4.23         n/a          5.39       04-Oct-93
ING Van Kampen Real Estate Portfolio                  -10.50          -0.31           8.18       6.24       25-Jan-89
ING VP Bond Portfolio                                 n/a            n/a            n/a         -2.52       01-May-02
ING VP Growth Opportunities Portfolio                 -41.49         n/a            n/a        -38.68       01-May-01
ING VP MagnaCap Portfolio                             -33.17         n/a            n/a        -24.68       01-May-01
ING VP SmallCap Opportunities Portfolio               -53.44         n/a            n/a        -44.02       01-May-01
ING VP Worldwide Growth Portfolio                     -34.95         n/a            n/a        -26.58       01-May-00
INVESCO VIF - Financial Services Fund                 -25.26         n/a            n/a        -21.58       13-Jul-01
INVESCO VIF - Health Sciences Fund                    -34.59         n/a            n/a        -23.11       13-Jul-01
INVESCO VIF - Utilities Fund                          -30.58         n/a            n/a        -33.21       13-Jul-01
INVESCO VIF Leisure Fund                              n/a            n/a            n/a        -24.43       01-May-02
PIMCO High Yield Portfolio                            -11.88         n/a            n/a         -2.69       01-May-98
PIMCO StocksPlus Growth and Income                    -30.47         n/a            n/a         -6.96       01-May-98
Pioneer Fund VCT                                      -29.52         n/a            n/a        -24.50       13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                   -21.82         n/a            n/a        -12.92       02-Nov-01
ProFund VP Bull                                       -34.14         n/a            n/a        -27.83       01-May-01
ProFund VP Europe 30                                  -35.89         n/a            n/a        -32.45       01-May-01
ProFund VP Small Cap                                  -32.62         n/a            n/a        -23.90       01-May-01
Prudential Jennison Port.                             -41.16         n/a            n/a        -32.70       01-May-00
SP Jennison International Growth                      -33.01         n/a            n/a        -38.56       02-Oct-00


Average Annual Total Return for Periods Ending 12/31/02-Standardized without Rider Charges

                                                                                                             Inception
                                                       1 Year        5 Year        10 Year      Inception    Date
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                       -41.56         n/a            n/a         -28.85      12-Oct-01
Fidelity VIP Equity-Income Portfolio                  -26.73         n/a            n/a         -21.74      13-Jul-01
Fidelity VIP Growth Portfolio                         -39.64         n/a            n/a         -33.23      13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio              -41.00          -8.69         n/a          -0.78      02-Oct-95
ING Alliance Mid Cap Growth Portfolio                 -39.39          -9.75         n/a          -0.65      01-Apr-96
ING Capital Guardian Large Cap Value Portfolio        -33.25         n/a            n/a         -12.29      01-Feb-00
ING Capital Guardian Managed Global Portfolio         -29.71           2.18          2.77         2.69      21-Oct-92
ING Capital Guardian Small Cap Portfolio              -34.86          -0.92         n/a           3.24      02-Jan-96
ING Developing World Portfolio                        -20.41         n/a            n/a         -10.97      19-Feb-98
ING Eagle Asset Value Equity Portfolio                -26.64          -5.35         n/a           4.59      03-Jan-95
ING FMR Diversified Mid Cap Portfolio                 -28.88         n/a            n/a         -17.16      02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                          -47.30         n/a            n/a         -42.99      01-May-01
ING Hard Assets Portfolio                              -9.12          -8.96          3.85         1.96      25-Jan-89
ING International Equity Portfolio                    -25.75          -7.83         n/a          -5.61      01-Apr-96
ING Janus Growth and Income Portfolio                 -28.95         n/a            n/a         -18.17      02-Oct-00
ING Janus Special Equity Portfolio                    -35.37         n/a            n/a         -23.93      02-Oct-00
ING Jennison Equity Opportunities Portfolio           -38.62          -8.94           2.69        3.40      04-May-92
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                     n/a            n/a            n/a         -26.00      01-May-02
ING JP Morgan Fleming Small Cap Equity Portfolio      n/a            n/a            n/a         -29.78      01-May-02
ING Limited Maturity Bond Portfolio                    -2.80           3.63          3.89         4.63      25-Jan-89
ING Liquid Assets Portfolio                            -8.49           1.50          2.32         2.84      25-Jan-89
ING Marsico Growth Portfolio                          -38.92          -5.66         n/a          -0.03      01-Apr-96
ING Mercury Focus Value Portfolio                     n/a            n/a            n/a         -24.55      01-May-02
ING Mercury Fundamental Growth Portfolio              n/a            n/a            n/a         -28.50      01-May-02
ING MFS Mid Cap Growth Portfolio                      -57.80          -4.23         n/a           5.42      07-Oct-94
ING MFS Research Portfolio                            -34.31          -5.78         n/a           4.65      07-Oct-94
ING MFS Total Return Portfolio                        -14.90           2.39         n/a           7.74      07-Oct-94
ING PIMCO Core Bond Portfolio                          -1.38           0.08         n/a           2.44      07-Oct-94
ING Salomon Brothers All Cap Portfolio                -35.00         n/a            n/a          -8.05      01-Feb-00
ING Salomon Brothers Investors Portfolio              -32.46         n/a            n/a          -9.99      01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio       -9.42           6.13          7.38         7.12      25-Jan-89
ING T. Rowe Price Equity Income Portfolio             -22.85          -1.43          3.95         4.75      25-Jan-89
ING UBS US Balanced Portfolio                         -24.40         n/a            n/a         -16.99      02-Oct-00
ING Van Kampen Equity Growth Portfolio                n/a            n/a            n/a         -30.03      01-May-02
ING Van Kampen Global Franchise Portfolio             n/a            n/a            n/a         -19.81      01-May-02
ING Van Kampen Growth and Income Portfolio            -24.38          -3.36         n/a           6.16      04-Oct-93
ING Van Kampen Real Estate Portfolio                   -9.71           0.66          8.97         7.15      25-Jan-89
ING VP Bond Portfolio                                 n/a            n/a            n/a          -1.88      01-May-02
ING VP Growth Opportunities Portfolio                 -40.83         n/a            n/a         -37.84      01-May-01
ING VP MagnaCap Portfolio                             -32.47         n/a            n/a         -23.84      01-May-01
ING VP SmallCap Opportunities Portfolio               -52.84         n/a            n/a         -43.22      01-May-01
ING VP Worldwide Growth Portfolio                     -34.26         n/a            n/a         -25.61      01-May-00
INVESCO VIF - Financial Services Fund                 -24.52         n/a            n/a         -20.76      13-Jul-01
INVESCO VIF - Health Sciences Fund                    -33.90         n/a            n/a         -22.32      13-Jul-01
INVESCO VIF - Utilities Fund                          -29.85         n/a            n/a         -32.39      13-Jul-01
INVESCO VIF Leisure Fund                              n/a            n/a            n/a         -23.86      01-May-02
PIMCO High Yield Portfolio                            -11.06         n/a            n/a          -1.74      01-May-98
PIMCO StocksPlus Growth and Income                    -29.74         n/a            n/a          -6.07      01-May-98
Pioneer Fund VCT                                      -28.80         n/a            n/a         -23.69      13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                   -21.07         n/a            n/a         -12.08      02-Nov-01
ProFund VP Bull                                       -33.44         n/a            n/a         -26.98      01-May-01
ProFund VP Europe 30                                  -35.19         n/a            n/a         -31.60      01-May-01
ProFund VP Small Cap                                  -31.93         n/a            n/a         -23.06      01-May-01
Prudential Jennison Port.                             -40.49         n/a            n/a         -31.68      01-May-00
SP Jennison International Growth                      -32.31         n/a            n/a         -37.58      02-Oct-00


Non-Standard Average Annual Total Return for All Subaccounts

Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  P(1+T)(n)]=ERV

 Where:   (1)  [P]       equals a hypothetical initial premium payment of $1,000
          (2)  [T]       equals an average annual total return
          (3)  [n]       equals the number of years
          (4)            [ERV] equals the ending redeemable value of a
                         hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the Max 7 Enhanced Death Benefit, the administrative charges and the optional benfit rider charge, but not the deduction of the maximum sales load and the annual contract fee.

Except for the subaccounts which had not commenced operations as of December 31, 2002, Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.70%, and administrative charges of 0.15%, a living benefit optional rider charge annualized at 1.14%, and the earnings multiplier benefit rider charge of 0.30%, for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02-Non-Standardized with Rider Charges

                                                                                                               Inception
                                                       1 Year        5 Year        10 Year      Inception      Date
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                         -34.18        n/a            n/a        -23.41         12-Oct-01
Fidelity VIP Equity-Income Portfolio                    -19.41        n/a            n/a        -16.49         13-Jul-01
Fidelity VIP Growth Portfolio                           -32.25        n/a            n/a        -27.52         13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio                -33.62       -8.35           n/a         -1.39         02-Oct-95
ING Alliance Mid Cap Growth Portfolio                   -32.03       -9.39           n/a         -1.07         01-Apr-96
ING Capital Guardian Large Cap Value Portfolio          -25.92        n/a            n/a        -10.54         01-Feb-00
ING Capital Guardian Managed Global Portfolio           -22.39        2.18           1.90         1.80         21-Oct-92
ING Capital Guardian Small Cap Portfolio                -27.50       -0.84           n/a          2.74         02-Jan-96
ING Developing World Portfolio                          -13.11        n/a            n/a        -10.69         19-Feb-98
ING Eagle Asset Value Equity Portfolio                  -19.32       -5.22           n/a          3.94         03-Jan-95
ING FMR Diversified Mid Cap Portfolio                   -21.55        n/a            n/a        -14.64         02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                            -39.93        n/a            n/a        -37.87         01-May-01
ING Hard Assets Portfolio                                -1.85       -8.79           3.11         1.02         25-Jan-89
ING International Equity Portfolio                      -18.44       -7.56           n/a         -6.07         01-Apr-96
ING Janus Growth and Income Portfolio                   -21.62        n/a            n/a        -15.60         02-Oct-00
ING Janus Special Equity Portfolio                      -28.00        n/a            n/a        -21.05         02-Oct-00
ING Jennison Equity Opportunities Portfolio             -31.26       -8.61           1.94         2.65         04-May-92
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                       n/a           n/a            n/a        -18.56         01-May-02
ING JP Morgan Fleming Small Cap Equity Portfolio        n/a           n/a            n/a        -22.33         01-May-02
ING Limited Maturity Bond Portfolio                       4.41        3.53           3.11         3.83         25-Jan-89
ING Liquid Assets Portfolio                              -1.23        1.47           1.55         2.05         25-Jan-89
ING Marsico Growth Portfolio                            -31.56       -5.39           n/a         -0.45         01-Apr-96
ING Mercury Focus Value Portfolio                       n/a           n/a            n/a        -17.13         01-May-02
ING Mercury Fundamental Growth Portfolio                n/a           n/a            n/a        -21.05         01-May-02
ING MFS Mid Cap Growth Portfolio                        -50.35       -3.97           n/a          4.77         07-Oct-94
ING MFS Research Portfolio                              -26.96       -5.55           n/a          3.96         07-Oct-94
ING MFS Total Return Portfolio                           -7.64        2.30           n/a          6.98         07-Oct-94
ING PIMCO Core Bond Portfolio                             5.81        0.00           n/a          1.55         07-Oct-94
ING Salomon Brothers All Cap Portfolio                  -27.65        n/a            n/a         -6.48         01-Feb-00
ING Salomon Brothers Investors Portfolio                -25.12        n/a            n/a         -8.34         01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio         -2.18        5.94           6.54         6.25         25-Jan-89
ING T. Rowe Price Equity Income Portfolio               -15.55       -1.42           3.12         3.90         25-Jan-89
ING UBS US Balanced Portfolio                           -17.09        n/a            n/a        -14.49         02-Oct-00
ING Van Kampen Equity Growth Portfolio                  n/a           n/a            n/a        -22.58         01-May-02
ING Van Kampen Global Franchise Portfolio               n/a           n/a            n/a        -12.38         01-May-02
ING Van Kampen Growth and Income Portfolio              -17.07       -3.25           n/a          5.42         04-Oct-93
ING Van Kampen Real Estate Portfolio                     -2.45        0.54           8.22         6.27         25-Jan-89
ING VP Bond Portfolio                                   n/a           n/a            n/a          5.48         01-May-02
ING VP Growth Opportunities Portfolio                   -33.44        n/a            n/a        -33.01         01-May-01
ING VP MagnaCap Portfolio                               -25.12        n/a            n/a        -19.69         01-May-01
ING VP SmallCap Opportunities Portfolio                 -45.39        n/a            n/a        -38.03         01-May-01
ING VP Worldwide Growth Portfolio                       -26.90        n/a            n/a        -22.93         01-May-00
INVESCO VIF - Financial Services Fund                   -17.21        n/a            n/a        -16.29         13-Jul-01
INVESCO VIF - Health Sciences Fund                      -26.54        n/a            n/a        -17.77         13-Jul-01
INVESCO VIF - Utilities Fund                            -22.53        n/a            n/a        -27.53         13-Jul-01
INVESCO VIF Leisure Fund                                n/a           n/a            n/a        -16.43         01-May-02
PIMCO High Yield Portfolio                               -3.83        n/a            n/a         -1.71         01-May-98
PIMCO StocksPlus Growth and Income                      -22.42        n/a            n/a         -5.83         01-May-98
Pioneer Fund VCT                                        -21.47        n/a            n/a        -19.12         13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                     -13.77        n/a            n/a         -6.76         02-Nov-01
ProFund VP Bull                                         -26.09        n/a            n/a        -22.70         01-May-01
ProFund VP Europe 30                                    -27.84        n/a            n/a        -27.11         01-May-01
ProFund VP Small Cap                                    -24.57        n/a            n/a        -18.95         01-May-01
Prudential Jennison Port.                               -33.11        n/a            n/a        -28.52         01-May-00
SP Jennison International Growth                        -24.96        n/a            n/a        -33.82         02-Oct-00


Average Annual Total Return for Periods Ending 12/31/02-Non-Standardized without Rider Charges

                                                                                                               Inception
                                                       1 Year        5 Year        10 Year      Inception      Date
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                         -33.51        n/a            n/a         -22.69         12-Oct-01
Fidelity VIP Equity-Income Portfolio                    -18.68        n/a            n/a         -15.70         13-Jul-01
Fidelity VIP Growth Portfolio                           -31.59        n/a            n/a         -26.76         13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio                -32.95         -7.52         n/a          -0.60         02-Oct-95
ING Alliance Mid Cap Growth Portfolio                   -31.34         -8.52         n/a          -0.31         01-Apr-96
ING Capital Guardian Large Cap Value Portfolio          -25.20        n/a            n/a          -9.69         01-Feb-00
ING Capital Guardian Managed Global Portfolio           -21.66          2.94           2.81        2.73         21-Oct-92
ING Capital Guardian Small Cap Portfolio                -26.81         -0.06         n/a           3.51         02-Jan-96
ING Developing World Portfolio                          -12.36        n/a            n/a          -9.67         19-Feb-98
ING Eagle Asset Value Equity Portfolio                  -18.59         -4.32         n/a           4.70         03-Jan-95
ING FMR Diversified Mid Cap Portfolio                   -20.83        n/a            n/a         -13.81         02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                            -39.25        n/a            n/a         -37.05         01-May-01
ING Hard Assets Portfolio                                -1.06         -7.76           3.89        2.00         25-Jan-89
ING International Equity Portfolio                      -17.70         -6.70         n/a          -5.16         01-Apr-96
ING Janus Growth and Income Portfolio                   -20.90        n/a            n/a         -14.78         02-Oct-00
ING Janus Special Equity Portfolio                      -27.32        n/a            n/a         -20.23         02-Oct-00
ING Jennison Equity Opportunities Portfolio             -30.57         -7.76           2.73        3.43         04-May-92
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                       n/a           n/a            n/a         -18.00         01-May-02
ING JP Morgan Fleming Small Cap Equity Portfolio        n/a           n/a            n/a         -21.78         01-May-02
ING Limited Maturity Bond Portfolio                       5.25          4.36           3.94        4.67         25-Jan-89
ING Liquid Assets Portfolio                              -0.44          2.29           2.37        2.88         25-Jan-89
ING Marsico Growth Portfolio                            -30.87         -4.63         n/a           0.29         01-Apr-96
ING Mercury Focus Value Portfolio                       n/a           n/a            n/a         -16.55         01-May-02
ING Mercury Fundamental Growth Portfolio                n/a           n/a            n/a         -20.50         01-May-02
ING MFS Mid Cap Growth Portfolio                        -49.75         -3.26         n/a           5.45         07-Oct-94
ING MFS Research Portfolio                              -26.26         -4.74         n/a           4.68         07-Oct-94
ING MFS Total Return Portfolio                           -6.85          3.15         n/a           7.77         07-Oct-94
ING PIMCO Core Bond Portfolio                             6.67          0.92         n/a           2.48         07-Oct-94
ING Salomon Brothers All Cap Portfolio                  -26.95        n/a            n/a          -5.67         01-Feb-00
ING Salomon Brothers Investors Portfolio                -24.41        n/a            n/a          -7.51         01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio         -1.37          6.80           7.42        7.16         25-Jan-89
ING T. Rowe Price Equity Income Portfolio               -14.80         -0.55           3.99        4.78         25-Jan-89
ING UBS US Balanced Portfolio                           -16.35        n/a            n/a         -13.65         02-Oct-00
ING Van Kampen Equity Growth Portfolio                  n/a           n/a            n/a         -22.03         01-May-02
ING Van Kampen Global Franchise Portfolio               n/a           n/a            n/a         -11.81         01-May-02
ING Van Kampen Growth and Income Portfolio              -16.33         -2.41         n/a           6.19         04-Oct-93
ING Van Kampen Real Estate Portfolio                     -1.66          1.48           9.00        7.18         25-Jan-89
ING VP Bond Portfolio                                   n/a           n/a            n/a           6.12         01-May-02
ING VP Growth Opportunities Portfolio                   -32.78        n/a            n/a         -32.22         01-May-01
ING VP MagnaCap Portfolio                               -24.42        n/a            n/a         -18.89         01-May-01
ING VP SmallCap Opportunities Portfolio                 -44.79        n/a            n/a         -37.28         01-May-01
ING VP Worldwide Growth Portfolio                       -26.21        n/a            n/a         -22.03         01-May-00
INVESCO VIF - Financial Services Fund                   -16.47        n/a            n/a         -15.50         13-Jul-01
INVESCO VIF - Health Sciences Fund                      -25.85        n/a            n/a         -17.01         13-Jul-01
INVESCO VIF - Utilities Fund                            -21.80        n/a            n/a         -26.74         13-Jul-01
INVESCO VIF Leisure Fund                                n/a           n/a            n/a         -15.86         01-May-02
PIMCO High Yield Portfolio                               -3.01        n/a            n/a          -0.80         01-May-98
PIMCO StocksPlus Growth and Income                      -21.70        n/a            n/a          -4.97         01-May-98
Pioneer Fund VCT                                        -20.75        n/a            n/a         -18.34         13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                     -13.02        n/a            n/a          -5.93         02-Nov-01
ProFund VP Bull                                         -25.39        n/a            n/a         -21.89         01-May-01
ProFund VP Europe 30                                    -27.14        n/a            n/a         -26.30         01-May-01
ProFund VP Small Cap                                    -23.88        n/a            n/a         -18.14         01-May-01
Prudential Jennison Port.                               -32.44        n/a            n/a         -27.59         01-May-00
SP Jennison International Growth                        -24.26        n/a            n/a         -32.92         02-Oct-00


Performance Information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance Information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance Information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

Illustration of Calculation of AUV
         Example 1.

1.   AUV, beginning of period                                    $ 10.00
2.   Value of securities, beginning of period                    $ 10.00
3.   Change in value of securities                               $  0.10
4.   Gross investment return (3) divided by (2)                     0.01
5.   Less daily mortality and expense charge                  0.00004280
6.   Less asset based administrative charge                   0.00000411
7.   Net investment return (4) minus (5) minus (6)           0.009953092
8.   Net investment factor (1.000000) plus (7)               1.009953092
9.   AUV, end of period  (1) multiplied by (8)             $ 10.09953092

Illustration of Purchase of Units (Assuming no state premium tax)
         Example 2.

1.   Initial premium payment                                     $ 1,000
2.   AUV on effective date of purchase (see Example 1)           $ 10.00
3.   Number of units purchased (1) divided by (2)                    100
4.   AUV for valuation date following purchase
     (see Example 1)                                       $ 10.09953092
5.   Contract Value in account for valuation date
     following purchase (3) multiplied by (4)                 $ 1,009.95

IRA Partial Withdrawal Option
If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form.

ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

   Consolidated Financial Statements of Golden American Life Insurance Company

The consolidated audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional
Information:

         Report of Independent Auditors
         Audited Consolidated Financial Statements of Golden American Life
              Insurance Company Consolidated Income Statements for the years ended December 31, 2002, 2001 and 2000 Consolidated Balance Sheets as of December 31, 2002 and 2001 Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000 Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
         Unaudited Consolidated Financial Statements of ING USA Annuity and Life
              Insurance Company Consolidated Income Statements for the quarter ended September 30, 2003 Consolidated Balance Sheets as of the quarter ended September 30, 2003 Consolidated Statements of Changes in Shareholder's Equity for the quarter ended September 30, 2003 Consolidated Statements of Cash Flows for the quarter ended September 30, 2003
         Notes to Consolidated Financial Statements

                   Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

         Report of Independent Auditors
         Audited Financial Statements of Golden American Life Insurance Company
              Separate Account B Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
         Unaudited Financial Statements of ING USA Annuity and Life Insurance
              Company Separate Account B Statement of Assets and Liabilities as of quarter ended September 30, 2003 Statement of Operations for the quarter ended September 30, 2003 Statement of Changes in Net Assets for the quarter ended September 30, 2003
         Notes to Financial Statements

{Separate Account B Third Quarter 2003
 Financials - To be added by amendment}

{Golden American Life Insurance Company Third Quarter
 2003 Financials - To be added by amendment}

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                    ------------

Report of Independent Auditors ....................................      F-2

  Consolidated Financial Statements:

  Consolidated Income Statements for the years ended December 31,
  2002, 2001, and 2000.............................................      F-3


  Consolidated Balance Sheets as of December 31, 2002 and 2001.....      F-4

  Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2002, 2001, and 2000................      F-5


  Consolidated Statements of Cash Flows for the years ended
  December 31, 2002,
  2001, and 2000...................................................      F-6


  Notes to Consolidated Financial Statements.......................      F-7

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company and Subsidiary as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                    /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003



                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                       CONSOLIDATED INCOME STATEMENTS
                                                 (Millions)

                                                                      For the Years Ended December 31,
                                                              ------------------------------------------------

                                                                    2002              2001              2000
                                                              -------------    --------------    -------------
Revenues:
   Fee income                                                   $  204.0          $  188.9         $   167.9
   Net investment income                                           197.7              94.4              64.1
   Net realized capital gains (losses)                               4.2              (6.5)             (6.6)
   Other income                                                      3.5               -                 -
                                                              -------------    --------------    -------------
            Total revenue                                          409.4             276.8             225.4
                                                              -------------    --------------    -------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
         policyholders                                             276.5             209.0             199.9
   Underwriting, acquisition, and insurance expenses:
       General expenses                                            139.7             119.9              89.5
       Commissions                                                 288.7             232.4             213.7
       Policy acquisition costs deferred                          (292.2)           (128.2)           (168.4)
   Amortization:
       Deferred policy acquisition costs and
         value of business acquired                                127.8              49.6              60.0
   Goodwill                                                          -                 4.2               4.2
   Other:
       Expense and charges reimbursed under
         modified coinsurance agreements                          (104.9)           (225.6)           (225.8)
       Interest expense                                             16.0              19.4              19.9
                                                              -------------    --------------    -------------
            Total benefits, losses and expenses                    451.6             280.7             193.0
                                                              -------------    --------------    -------------
Income (loss) before income taxes                                  (42.2)             (3.9)             32.4

   Income tax expense (benefit)                                    (12.5)              0.1              13.2
                                                              -------------    --------------    -------------

Income (loss) before cumulative effect of change in
   accounting principle                                            (29.7)             (4.0)             19.2
Cumulative effect of change in accounting principle               (135.3)              -                 -
                                                              -------------    --------------    -------------
Net income (loss)                                              $  (165.0)         $   (4.0)          $  19.2
                                                              =============    ==============    =============

                                   See Notes to Consolidated Financial Statements

                                                        F-3


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                         CONSOLIDATED BALANCE SHEETS
                                        (Millions, except share data)


                                                                                As of December 31,
                                                                       -------------------------------------
      Assets                                                                 2002                 2001
      ------                                                           -----------------    ----------------
      Investments:
        Fixed maturities, available for sale, at fair value
          (amortized cost of $4,720.1 at 2002 and $1,982.5 at 2001)    $     4,936.4            $1,994.9
         Equity securities, at fair value:
         Investment in mutual funds (cost of $22.9 at 2002)                     19.0                 -
         Mortgage loans on real estate                                         482.4               213.9
         Policy loans                                                           16.0               14.8
         Short-term investments                                                  2.2               10.1
                                                                       -----------------    ----------------
                   Total investments                                         5,456.0            2,233.7

      Cash and cash equivalents                                                148.5              195.7
      Accrued investment income                                                 61.9               22.8
      Reinsurance recoverable                                                  196.9               56.0
      Deferred policy acquisition costs                                        678.0              709.0
      Value of  business acquired                                                8.5               20.2
      Goodwill (net of accumulated amortization of $17.6 at 2001)                -                151.3
      Other assets                                                               5.3               23.7
      Assets held in separate accounts                                      11,029.3           10,958.2
                                                                       -----------------    ----------------

                    Total assets                                       $     17,584.4         $14,370.6
                                                                       =================    ================
      Liabilities and Shareholder's Equity
      ------------------------------------
      Policy liabilities and accruals:
         Future policy benefits and claims reserves                    $      5,159.1          $2,185.3
                                                                       -----------------    ----------------
      Total policy liabilities and accruals                                   5,159.1           2,185.3

      Surplus notes                                                             170.0             245.0
      Due to affiliates                                                           -                25.1
      Payables for securities purchased                                           -                36.4
      Current income taxes                                                       42.4               -
      Deferred income taxes                                                      79.8              12.6
      Dollar roll obligations                                                    40.0               3.9
      Other borrowed money                                                        -                 1.4
      Other liabilities                                                          64.7              84.9
      Liabilities related to separate accounts                               11,029.3          10,958.2
                                                                       -----------------    ----------------
                    Total liabilities                                        16,585.3          13,552.8
                                                                       -----------------    ----------------

      Shareholder's equity:
         Common stock (250,000 shares authorized, issued and
           outstanding; $10.00 per share par value)                               2.5               2.5
         Additional paid-in capital                                           1,128.4             780.4
         Accumulated other comprehensive income                                   2.1               3.8
         Retained earnings (deficit)                                           (133.9)             31.1
                                                                       -----------------    ----------------
                    Total shareholder's equity                                  999.1             817.8
                                                                       -----------------    ----------------
                    Total liabilities and shareholder's equity          $    17,584.4        $ 14,370.6
                                                                       =================    ================


                                 See Notes to Consolidated Financial Statements


                                                        F-4


                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                     CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                    Accumulated                           Total
                                                                 Additional            Other             Retained         Share-
                                                  Common          Paid-in-         Comprehensive         Earnings        holder's
                                                  Stock         Paid-in-Capit      Income (loss)         (Deficit)        Equity
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 1999                    $     2.5       $    468.6       $     (9.2)            $    15.9      $   477.8
Contribution of capital                                              115.0                                                 115.0
Comprehensive income:
   Net income                                         -                -                -                    19.2           19.2
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($9.8 pretax)                                   -                -                5.1                   -              5.1
                                                                                                                       ------------
Comprehensive income                                                                                                        24.3
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2000                          2.5            583.6             (4.1)                 35.1          617.1
Contribution of capital                                              196.8                                                 196.8
Comprehensive income:
   Net (loss)                                         -                -                -                    (4.0)          (4.0)
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($12.2 pretax)                                   -               -                7.9                   -              7.9
                                                                                                                       ------------
Comprehensive income                                                                                                         3.9
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2001                           2.5             780.4             3.8                  31.1          817.8
Contribution of capital                                                356.3                                                356.3
Other                                                                   (8.3)                                                (8.3)
Comprehensive income:
     Net (loss)                                        -                   -              -                 (165.0)        (165.0)
Other comprehensive income net of tax:
     Unrealized (loss) on securities
     ($(2.6) pretax)                                   -                   -             (1.7)                 -             (1.7)
                                                                                                                       ------------
Comprehensive (loss)                                                                                                       (166.7)
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2002                    $     2.5       $  1,128.4       $       2.1            $ (133.9)      $   999.1
                                                ============    =============    ==================     ===========    ============

                                           See Notes to Consolidated Financial Statements

                                                                 F-5

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
                                                CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                             (Millions)

                                                                            For the years Ended December 31,
                                                                       2002                2001             2000
                                                                  ----------------    -------------    ---------------
Cash Flows from Operating Activities:
Net income (loss)                                                 $   (165.0)          $   (4.0)         $   19.2
Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited and charges on interest sensitive products       282.2              191.0             183.1
    Net realized capital (gains) losses                                 (4.2)               6.5               6.6
    Accrued investment income                                          (39.5)             (13.2)              1.6
    Increase in guaranteed benefits reserve                            107.1               28.2              26.7
    Acquisition costs deferred                                        (292.2)            (128.2)           (168.4)
    Amortization of deferred policy acquisition costs                  121.2               45.2              55.2
    Amortization of value of business acquired                           6.6                4.4               4.8
    Impairment of Goodwill                                             151.3                -                 -
    Change in other assets and liabilities                              21.3              110.6             (69.4)
    Provision for deferred income taxes                                (85.7)              (0.6)             13.3
                                                                  ----------------    -------------    ---------------
Net cash provided by operating activities                              103.1              239.9              72.7

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                        7,297.1              880.7             205.1
          Equity securities                                              7.8                6.9               6.1
          Mortgages                                                    285.0              136.0              12.7
    Acquisition of investments:
          Fixed maturities available for sale                      (10,068.3)          (2,070.8)           (154.0)
          Equity securities                                            (22.8)               -                 -
          Short-term investments                                           -               (4.7)             (5.3)
          Mortgages                                                   (553.7)            (250.3)            (12.9)
    Increase (decrease) in policy  loans                                (1.2)              (1.5)              0.8
    Increase (decrease) in property and equipment                        1.1                1.2              (3.2)
    Proceeds from sale of interest in subsidiary                        27.7                -                 -
    Loss on valuation of interest in subsidiary                          3.0                -                 -
    Other                                                                0.6                -                 -
                                                                  ----------------    -------------    ---------------
Net cash (used for) provided by investing activities                (3,023.7)          (1,302.5)            49.3

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts          3,818.5            1,933.1            801.8
    Maturities and withdrawals from insurance contracts               (171.2)            (134.8)          (141.5)
    Transfers from (to) separate accounts                           (1,053.8)            (902.9)          (825.8)
    Proceeds of notes payable                                            -                  3.1             67.2
    Repayment of notes payable                                          (1.4)              (1.7)           (68.6)
    Proceeds from reciprocal loan agreement borrowings                   -                 69.3            178.9
    Repayment of reciprocal loan agreement borrowings                  (75.0)             (69.3)          (178.9)
    Contributions of capital by parent                                 356.3              196.8            115.0
                                                                  ----------------    -------------    ---------------
Net cash provided by (used for) financing activities                 2,873.4            1,093.6            (51.9)
                                                                  ----------------    -------------    ---------------

Net increase (decrease) in cash and cash equivalents                   (47.2)              31.0             70.1
Cash and cash equivalents, beginning of period                         195.7              164.7             94.6
                                                                  ----------------    -------------    ---------------
Cash and cash equivalents, end of period                            $  148.5           $  195.7         $  164.7
                                                                  ================    =============    ===============


                                     See Notes to Consolidated Financial Statements

                                                                 F-6

GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
(A WHOLLY-OWNED SUBSIDIARY OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA) NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

Golden American Life Insurance Company ("Golden American"), a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life
Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to do business in the District of Columbia and all states except New York. Golden American's wholly-owned life insurance subsidiary, First Golden American Life Insurance Company of New York ("First Golden,") and collectively with Golden American, the ("Company"), is licensed as a life insurance company under the laws of the States of New York and Delaware. There is no public trading market for the Registrant's of common stock.

Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Company, Inc. ("EIC" or "Former Holding Company"), directly owned 100% of Golden American's stock. On December 3, 2001, the Board of Directors of the Former Holding Company approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware. There is no public trading market for the Registrant's common stock.

As of April 1, 2002, Golden American sold First Golden to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar Life, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut") which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. Golden American realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." Since RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the Golden statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

DESCRIPTION OF BUSINESS

The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged saving for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial  Accounting  Standards Board ("FASB") issued FAS No.
142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $135.3 million net of taxes, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Statements of Income.

Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net (loss) income would have been as follows:

     (Millions)                          Year ended           Year ended
                                      December 31, 2001    December 31, 2001
     ------------------------------------------------------------------------
     Reported net income (loss)           $   (4.0)           $  19.2
     Add back goodwill amortization,
       net of tax                              3.8                3.8
     ------------------------------------------------------------------------
     Adjusted net income                  $   (0.2)           $  23.0
     ========================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues." This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002.

GUARANTEES

In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

In January 2003, the FASB issued Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

FUTURE ACCOUNTING STANDARDS

EMBEDDED DERIVATIVES

The FASB issued FAS No.133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36 "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations.

Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Fair values for fixed maturity securities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Reverse   dollar   repurchase   agreement  and  reverse   repurchase   agreement
transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

       (Millions)
       -------------------------------------------------------------------
                  Balance at December 31,2001            $     20.2
                  Adjustment for FAS No. 115                   (5.1)
                  Additions                                    (3.3)
                  Interest accrued at 7%                        1.3
                  Amortization                                 (4.6)
       -------------------------------------------------------------------
                  Balance at December 31,2002            $      8.5
       ===================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $3.0 million, $2.0 million, $1.5 million, $1.5 million and $1.1 million and $1.0 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 11.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $133.4 million and of $6.9 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 11.0% in 2002 and 2.4% to 14.0% in 2001.

Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.




2.   INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2002 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  207.3       $    2.3      $    0.1      $  209.5

     U.S. corporate securities:
       Public utilities                                      335.7           15.5           1.9         349.3
       Other corporate securities                           3,012.0         178.7           7.8       3,182.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                   3,347.7         194.2           9.7       3,532.2
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                             64.8            2.9           -            67.7
        Other                                                163.8           12.2           1.2         174.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           228.6           15.1           1.2         242.5
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              641.7           12.0           0.2         653.5

     Other asset-backed securities                           294.8            7.0           3.1         298.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      4,720.1          230.6          14.3       4,936.4
     Less: Fixed maturities pledged to creditors               -              -             -             -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $4,720.1       $  230.6      $   14.3      $ 4,936.4
     ===========================================================================================================




                                                        F-16



Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2001 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  132.1       $    0.5      $    3.4    $     129.2

     U.S. corporate securities:
       Public utilities                                       39.8            0.3           1.4           38.7
       Other corporate securities                          1,111.8           15.2          10.1        1,116.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                  1,151.6           15.5          11.5        1,155.6
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                            143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              167.0            3.6           0.9           169.7

     Other asset-backed securities                           388.2            7.2           1.7           393.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,982.5           30.1          17.7        1,994.9
     Less: Fixed maturities pledged to creditors               -              -             -              -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $1,982.5       $   30.1      $   17.7    $   1,994.9
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                           Amortized Cost     Fair Value
     ------------------------------------------------------------------------
     Due to mature:
       One year or less                   $       -           $    -
       After one year through five years        401.0            419.7
       After five years through ten years     1,681.3          1,773.1
       After ten years                        1,701.3          1,791.4
       Mortgage-backed securities               641.7            653.5
       Other asset-backed securities            294.8            298.7
     ------------------------------------------------------------------------
     ------------------------------------------------------------------------
     Fixed maturities                        $4,720.1         $4,936.4
     ========================================================================

At December 31, 2002 and 2001, fixed maturities with carrying values of $6.5 million and $6.9 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $40.0 and $3.9 million at December 31, 2002 and 2001, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.07 million.

3.   FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

FIXED MATURITIES SECURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

SURPLUS NOTES: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIMS RESERVES):

SUPPLEMENTARY CONTRACTS AND IMMEDIATE ANNUITIES: Estimated fair values of the Company's liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                         2002                               2001
     --------------------------------------------------------------------------------------------------------
                                              Carrying         Fair               Carrying            Fair
     (Millions)                                 Value          Value                Value             Value
     --------------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  4,936.4         $4,936.4            $ 1,994.9       $ 1,994.9
        Equity securities                         19.0             19.0                  -               -
        Mortgage loans on real estate            482.4            522.2                213.9           219.2
        Policy loans                              16.0             16.0                 14.8            14.8
        Cash and short-term investments          150.7            150.7                205.8           205.8
        Assets held in separate accounts      11,029.3         11,029.3             10,958.2        10,958.2

     Liabilities:
        Surplus notes                           (170.0)          (260.0)              (245.0)         (358.1)
        Investment contract liabilities:
        Deferred annuities                    (5,128.0)        (4,802.9)            (2,155.3)       (1,976.7)
        Supplementary contracts and
          immediate annuities                     (8.0)            (8.0)                (7.1)           (7.1)
        Liabilities related to separate
          accounts                           (11,029.3)       (11,029.3)           (10,958.2)      (10,958.2)
     --------------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                 Year Ended      Year Ended     Year Ended
                                 December 31,   December 31,   December 31,
     (Millions)                      2002           2001           2000
     -------------------------------------------------------------------------
     Fixed maturities           $     185.6   $      83.7    $      55.3
     Mortgage loans                    19.6          11.2            7.8
     Policy loans                       0.6           0.8            0.5
     Short term investments and
        cash equivalents                2.6           2.6            2.3
     Other                              0.4           0.6            0.7
     -------------------------------------------------------------------------
     Gross investment income          208.8          98.9           66.6
     Less: investment expenses         11.1           4.5            2.5
     -------------------------------------------------------------------------
     Net investment income      $     197.7   $      94.4    $      64.1
     =========================================================================


5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The ability of Golden American to pay dividends to the Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to Equitable Life without prior approval of statutory authorities. Golden American did not pay common stock dividends during 2002, 2001, or 2000.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(303.0) million, $(156.4) million and $(71.1) million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $424.9 million and $451.6 million as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $5.9 million.

The Company maintains a $40.0 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $75.0 million revolving note facility with Bank of New York and a $75.0 million revolving note facility with SunTrust Bank which expires on July 31, 2003.

6.       CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:



                                                 Year ended     Year ended     Year ended
                                                December 31,   December 31,   December 31,
     (Millions)                                     2002           2001           2000
     --------------------------------------------------------------------------------------
     Fixed maturities                           $    4.2         $  (4.9)    $    (6.3)
     Equity securities                               -              (1.6)         (0.2)
     Mortgage loans on real estate                   -               -            (0.1)
     --------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)     $    4.2         $  (6.5)    $    (6.6)
     ======================================================================================
     After-tax realized capital gains (losses)  $    2.7         $  (4.2)    $    (4.3)
     ======================================================================================


Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                Year ended        Year ended        Year ended
                               December 31,      December 31,      December 31,
     (Millions)                    2002              2001              2000
     ---------------------------------------------------------------------------
     Proceeds on sales          $ 7,297.1        $   880.7        $    205.1
     Gross gains                     76.8              6.9               0.2
     Gross losses                    72.6             11.8               6.5

Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:

     (Millions)                                 2002        2001       2000
     --------------------------------------------------------------------------
     Fixed maturities                        $ 204.0        $18.4      $12.4
     Equity securities                          (3.9)         -          -
     DAC/VOBA                                 (202.8)        (8.4)     (10.4)
     --------------------------------------------------------------------------
                                                (2.7)        10.0        2.0
     Increase (decrease) in deferred income
        taxes                                   (1.0)         2.1       (3.1)
     --------------------------------------------------------------------------
     Net changes in accumulated other
      comprehensive income (loss)            $  (1.7)    $    7.9  $     5.1
     --------------------------------------------------------------------------

Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

     (Millions)                                 2002          2001        2000
     ---------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                     $   216.3   $     12.3   $    (6.1)
       Equity securities                         (3.9)         -           -
       DAC/VOBA                                (209.2)        (6.4)        2.0
     ---------------------------------------------------------------------------
                                                  3.2          5.9        (4.1)
     Deferred income taxes                        1.1          2.1         -
     ---------------------------------------------------------------------------
     Net accumulated other comprehensive
          income (loss)                     $     2.1    $     3.8    $   (4.1)
     ===========================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


     (Millions)                                     2002       2001        2000
     ---------------------------------------------------------------------------
     Unrealized holding gains (losses) arising   $  (8.7)  $   11.1    $    6.9
        the year (1)
     Less: reclassification adjustment for
        gains  (losses) and other items
        included in net income (2)                   7.0       (3.2)       (1.8)
     ---------------------------------------------------------------------------
     Net unrealized gains (losses) on securities $  (1.7)  $    7.9    $    5.1
     ===========================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $13.4 million, $17.1 million and $10.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $10.8 million, $(4.9) million and $(2.8) million for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   SEVERANCE

In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $4.9 million pretax. The severance portion of this charge ($4.8 million pretax) is based on a plan to eliminate 260 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.1 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

     (Millions)                        Severance Liability  Positions
     ---------------------------------------------------------------------
     Balance at December 31, 2001          $     4.8           252
     Actions taken                              (3.4)         (194)
     ---------------------------------------------------------------------
     Balance at December 31, 2002          $     1.4            58
     =====================================================================

8.   INCOME TAXES

Starting in 2002, Golden American Life Insurance Company joins in the filing of a consolidated federal income tax return with its parent, Equitable Life and other affiliates. The Company has a tax allocation agreement with Equitable Life whereby the Company is charged for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

At December 31, 2002, the Company has net operating loss carryforwards of approximately $369.2 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2011 and 2016.

Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:

                                     Year ended    Year ended    Year ended
                                    December 31,  December 31,  December 31,
  (Millions)                            2002          2001          2000
  ---------------------------------------------------------------------------
    Current taxes (benefits):
        Federal                   $     (98.2)   $      0.6    $     (0.1)
  ---------------------------------------------------------------------------
           Total current taxes
           (benefits)                   (98.2)          0.6          (0.1)
  ---------------------------------------------------------------------------
    Deferred taxes (benefits):
        Federal                          85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
           Total deferred taxes
           (benefits)                    85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
    Total                         $     (12.5)   $      0.1    $     13.2
  ============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                               Year ended     Year ended    Year ended
                                              December 31,   December 31,  December 31,
     (Millions)                                   2002           2001          2000
     ------------------------------------------------------------------------------------
       Income before income taxes            $    (42.2)    $    (3.9)     $      32.4
       Tax rate                                      35%           35%             35%
     ------------------------------------------------------------------------------------
       Income tax at federal statutory rate       (14.8)         (1.4)           11.3
       Tax effect of:
          Goodwill amortization                     -             1.0             1.0
          Meals and entertainment                   0.6           0.5             0.3
          Other                                     1.7           -               0.6
     ------------------------------------------------------------------------------------
        Income tax expense (benefit)         $    (12.5)    $     0.1      $     13.2
     ------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                 2002          2001
     ------------------------------------------------------------------------------------
     Deferred tax assets:
        Operations and capital loss carryforwards            $     125.6    $   121.7
        Future policy benefits                                     214.1        176.3
        Goodwill                                                    11.1          -
        Investments                                                  0.2          0.1
     ------------------------------------------------------------------------------------
                                                                   351.0        298.1
     Deferred tax liabilities:
        Goodwill                                                     -           (3.5)
        Unrealized gains on investments                             (1.1)        (2.1)
        Deferred policy acquisition cost                          (254.8)      (222.8)
        Value of purchased insurance in force                       (5.0)        (6.9)
        Other                                                     (169.9)       (75.4)
     ------------------------------------------------------------------------------------
     Deferred tax liability before allowance                      (430.8)      (310.7)
     ------------------------------------------------------------------------------------
     Valuation allowance                                             -            -
     ------------------------------------------------------------------------------------
     Net deferred income tax liability                       $     (79.8)   $   (12.6)
     ====================================================================================

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9. BENEFIT PLANS

DEFINED BENEFIT PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Equitable Life ("Equitable Plan"), a qualified, defined contribution pension plan. The Company was allocated its share of the pension liability associated with employees.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into the ING Americas Retirement Plan. The Company transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the Company received a capital contribution, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $3.0 million for 2002.

The following tables summarize the benefit obligations and the funded status for pension benefits related to the Equitable Plan for the two-year period ended December 31, 2001:

(Millions)                                                        2001
------------------------------------------------------------------------------

    Change in benefit obligation:
      Benefit obligation at January 1                     $        7.9
      Service cost                                                 2.0
      Interest cost                                                0.8
      Actuarial (gain) loss                                       (2.7)
      Plan Amendments                                             (0.2)
      Transfer of benefit obligation to the Parent                (7.8)
                                                        ----------------------
      Benefit obligation at December 31                   $        -
                                                        ======================

    Funded status:
      Funded status at December 31 prior to the transfer
         of the benefit obligation to the Parent          $       (7.8)
      Unrecognized past service cost                              (1.1)
      Unrecognized net loss                                        -
      Transfer of the funded status to the Parent                  8.9
                                                        ----------------------
      Net amount recognized                               $        -
                                                        ======================

Prior to the merger of the qualified benefit plans of ING's U.S. subsidiaries at December 31, 2001, Equitable Life, held the plan assets.

The weighted-average assumptions used in the measurement of the Company's' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

                                                               2001
------------------------------------------------------------------------------

    Discount rate                                             7.50%
    Expected return on plan assets                            9.25
    Rate of compensation increase                             4.50

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

Year Ended December 31,                    2001            2000
------------------------------------------------------------------------
(MILLIONS)

    Service cost                       $    2.0           $    1.6
    Interest cost                           0.8                0.5
    Unrecognized past service cost          -                  -
                                    ------------------------------------
    Net periodic benefit cost          $    2.8           $    2.1
                                    ====================================

There were no gains or losses resulting from curtailments or settlements during 2001 or 2000.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001.

10. RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS:

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     o Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company ("SLIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, were $4.2 million, $0.3 million and $0.3 million, respectively for SLDIC and $1.0 million, $0.1 million and $0.1 million, respectively for SLIC.
     o Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2002, 2001 and 2000 commission expenses were incurred in the amounts of $282.9 million, $229.7 million, and $208.9 million, respectively.
     o Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $11.0 million, $4.4 million, and $2.5 million, respectively.
     o Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $0.6 million, $0.3 million, and $1.3 million, respectively.

          Golden American has certain agreements whereby it generates revenues and incurs expenses with affiliated entities.

         The agreements are as follows:

     o Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2002, 2001, and 2000 revenue for these services was $23.7 million, $23.1 million, and $21.3 million, respectively.
     o Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, totaled $9.8 million, $8.2 million, and $6.2 million, respectively for Equitable Life and $0.3 million, $0.4 million and $0.6 million, respectively for ULAIC.
     o Expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2002 and 2001, Golden American incurred expenses of $41.0 million and $23.2 million, respectively.
     o Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2002, 2001 and 2000.

REINSURANCE AGREEMENTS:

Golden American participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $100.9 million, $224.5 million and $218.8 million for the years ended December 31, 2002, 2001, and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $143.5 million, $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2002, 2001 and 2000, Golden American also had a payable to Equitable Life of $7.1 million, $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. Golden American also obtained an irrevocable letter of credit in the amount of $25 million related to this agreement. In addition, the Company obtained a standby letter of credit in the amount of $75 million.

RECIPROCAL LOAN AGREEMENT:

Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, Golden American and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $33,000, $26,000, and $481,000 for the years ended December 31, 2002, 2001 and 2000, respectively. At December 31, 2002, 2001, and 2000, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

SURPLUS NOTES:

Golden American issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:

(Millions)
-----------------------------------------------------------------------------------------------------------------------
     Surplus                                                              Maturity
      Note          Amount                    Affiliate                     Date         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
       8.2%           50.0    *Equitable Life                             12/29/29        2.0         4.1         4.1
       8.0            35.0     Security Life of Denver                    12/07/29        2.8         2.8         3.0
       7.8            75.0     Equitable Life                             09/29/29        5.8         5.8         5.8
       7.3            60.0     Equitable Life                             12/29/28        4.4         4.4         4.4
       8.3            25.0    *Equitable Life                             12/17/26        1.0         2.1         2.1
-----------------------------------------------------------------------------------------------------------------------

*Surplus notes redeemed June 28, 2002.

STOCKHOLDER'S EQUITY:

During 2002, 2001, and 2000, Golden American received capital contributions of $356.3 million, $196.8 million, and $115.0 million respectively.

11. REINSURANCE

At December 31, 2002, Golden American had reinsurance treaties with four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $90.7 million and $94.8 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, the Company had net receivables of $196.9 million and $56.0 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2002 and 2001, respectively, these net receivables were comprised of the following: $36.7 and $7.8 million for claims recoverable from reinsurers; $6.3 and $3.4 million for payable for reinsurance premiums; $137.2 million and $28.8 million for reserve credits; and $24.0 million and $22.7 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $50.8 million, $30.3 million and $21.7 million and net policy benefits recoveries of $49.5 million, $21.8 million and $8.9 million for the years ended December 21, 2002, 2001 and 2000, respectively.

Golden participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(2.9) million, $(0.5) million and $1.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002 rent expense for leases was $4.6 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $2.3 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $2.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $39.0 million and $25.2 million, respectively. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund the subscriptions of $38.0 million and $0.0 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.




QUARTERLY DATA (UNAUDITED)

2002 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------

  Total Revenue                             $      69.4   $      89.2    $     141.4     $     109.4
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                (3.2)        (16.0)         (60.2)           37.2
  Income taxes (benefit)                           (1.0)         (5.5)         (19.2)           13.2
------------------------------------------------------------------------------------------------------
  Income (loss) before cumulative effect
   of change in accounting principal               (2.2)        (10.5)         (41.0)           24.0
  Cumulative effect of change in
   accounting principle                             -             -              -            (135.3)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $      (2.2)  $     (10.5)   $     (41.0)    $    (111.3)
======================================================================================================

2001 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------
  Total Revenue                             $      72.1   $      65.4    $      70.1     $      69.2
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                14.2           5.6          (14.3)           (9.4)
  Income taxes                                      5.3           2.4           (5.6)           (2.0)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $       8.9   $       3.2    $      (8.7)    $      (7.4)
======================================================================================================


                                                  F-32

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2002




                                    CONTENTS


Report of Independent Auditors.............................................1

Audited Financial Statements

Statement of Assets and Liabilities........................................4
Statement of Operations...................................................32
Statements of Changes in Net Assets.......................................60
Notes to Financial Statements.............................................88

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The GCG Trust:                                             The GCG Trust (continued):
   All Cap                                                    Internet Tollkeeper Advisor
   All Cap Advisor                                            Investors
   Asset Allocation Growth                                    Investors Advisor
   Capital Growth                                             J.P. Morgan Fleming Small Cap Equity
   Capital Growth Advisor                                     J.P. Morgan Fleming Small Cap Advisor
   Capital Guardian Small Cap                                 Janus Growth and Income
   Capital Guardian Small Cap Advisor                         Janus Growth and Income Advisor
   Core Bond                                                  Large Cap Value
   Core Bond Advisor                                          Large Cap Value Advisor
   Developing World                                           Limited Maturity Bond
   Developing World Advisor                                   Liquid Asset
   Diversified Mid-Cap                                        Liquid Asset Advisor
   Diversified Mid-Cap Advisor                                Managed Global
   Emerging Markets                                           Managed Global Advisor
   Equity Growth                                              Market Manager
   Equity Growth Advisor                                      Mid-Cap Growth
   Equity Income                                              Mid-Cap Growth Advisor
   Equity Income Advisor                                      Real Estate
   Equity Opportunity                                         Real Estate Advisor
   Equity Opportunity Advisor                                 Research
   Focus Value                                                Research Advisor
   Focus Value Advisor                                        Special Situations
   Fully Managed                                              Special Situations Advisor
   Fully Managed Advisor                                      Strategic Equity
   Fundamental Growth Focus                                   Strategic Equity Advisor
   Fundamental Growth Advisor                                 Total Return
   Global Franchise                                           Total Return Advisor
   Global Franchise Advisor                                   Value Equity
   Growth                                                     Value Equity Advisor
   Growth Advisor                                             Van Kampen Growth and Income
   Hard Assets                                                Van Kampen Growth and Income Advisor
   Hard Assets Advisor                                     AIM Variable Insurance Funds:
   International Enhanced EAFE                                AIM V.I. Dent Demographic Trends
   International Enhanced EAFE Advisor                        AIM V.I. Growth
   International Equity                                       AIM V.I. Capital Appreciation
   International Equity Advisor                               AIM V.I. Core Equity
   Internet Tollkeeper                                        AIM V.I. Premier Equity



Alliance Variable Products Series Fund, Inc.:               ING Variable Portfolios, Inc. (continued):
   Alliance Bernstein Value                                   ING VP Small Company
   Alliance Growth and Income                                 ING VP Value Opportunity
   Alliance Premier Growth                                  ING Variable Products Trust:
Fidelity(R) Variable Insurance Products Fund:                 ING VP Convertible
   Fidelity(R) VIP Growth                                     ING VP Growth Opportunities
   Fidelity(R) VIP Equity-Income                              ING VP International Value
   Fidelity(R) VIP Contrafund(R)                              ING VP Large Company Value
   Fidelity(R) VIP Overseas                                   ING VP LargeCap Growth
Franklin Templeton Variable Insurance Products Trust:         ING VP MagnaCap
   Franklin Small Cap Value Securities                        ING VP MidCap Opportunities
Greenwich Street Series Fund:                                 ING VP SmallCap Opportunities
   Greenwich Appreciation                                   INVESCO Variable Investment Funds, Inc.:
The Galaxy VIP Fund:                                          INVESCO VIF - Financial Services
   Galaxy VIP Asset Allocation                                INVESCO VIF - Health Sciences
   Galaxy VIP Equity                                          INVESCO VIF - Leisure
   Galaxy VIP Growth and Income                               INVESCO VIF - Utilities
   Galaxy VIP High Quality Bond                             Janus Aspen Series:
   Galaxy VIP Small Company Growth                            Janus Aspen Series Balanced
ING GET Fund:                                                 Janus Aspen Series Flexible Income
   ING GET Fund - Series N                                    Janus Aspen Series Growth
   ING GET Fund - Series P                                    Janus Aspen Series Worldwide Growth
   ING GET Fund - Series Q                                  Oppenheimer Variable Accounts Fund:
   ING GET Fund - Series R                                    Oppenheimer Global Securities
   ING GET Fund - Series S                                    Oppenheimer Strategic Bond
   ING GET Fund - Series T                                  PIMCO Variable Insurance Trust:
   ING GET Fund - Series U                                    PIMCO High Yield
ING Partners, Inc.:                                           PIMCO StocksPLUS Growth and Income
   ING Alger Growth                                         Pioneer Variable Contracts Trust:
   ING American Century Small Cap Value                       Pioneer Equity-Income VCT
   ING J.P. Morgan Mid Cap Value                              Pioneer Fund VCT
   ING MFS(R)Capital Opportunities (Initial Class)            Pioneer Mid-Cap Value VCT
   ING MFS(R)Capital Opportunities (Service Class)            Pioneer Small Company VCT
   ING MFS(R)Global Growth                                  ProFunds VP:
   ING OpCap Balanced Value                                   ProFund VP Bull
   ING PIMCO Total Return                                     ProFund VP Europe 30
   ING Salomon Bros. Capital                                  ProFund VP Small-Cap
   ING Salomon Bros. Investors Value                        Prudential Series Fund, Inc.:
   ING Scudder International Growth                           Prudential Jennison
   ING T. Rowe Price Growth Equity                            Prudential SP Jennison International Growth
   ING UBS Tactical Asset Allocation                        Putnam Variable Trust:
   ING Van Kampen Comstock                                    Putnam VT Growth and Income
ING Variable Insurance Trust:                                 Putnam VT International Growth and Income
   ING VP Worldwide Growth                                    Putnam VT Voyager II


ING VP Bond Portfolio:                                      Travelers Series Fund Inc.:
   ING VP Bond                                                Smith Barney High Income
ING Variable Portfolios, Inc.:                                Smith Barney International All Cap Growth
   ING VP Growth                                              Smith Barney Large Cap Value
   ING VP Index Plus LargeCap                                 Smith Barney Money Market
   ING VP Index Plus MidCap                                 UBS Series Trust:
   ING VP Index Plus SmallCap                                 UBS Tactical Allocation


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Golden American Life Insurance Company Separate Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP
Atlanta, Georgia
March 14, 2003

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 GCG TRUST                  GCG TRUST    GCG TRUST
                                                   GCG TRUST       ASSET      GCG TRUST      CAPITAL      CAPITAL
                                      GCG TRUST     ALL CAP     ALLOCATION     CAPITAL       GROWTH       GUARDIAN
                                       ALL CAP      ADVISOR       GROWTH        GROWTH       ADVISOR     SMALL CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                         $247,786         $176       $47,253     $246,763          $148     $341,173
                                    ---------------------------------------------------------------------------------
Total assets                              247,786          176        47,253      246,763           148      341,173

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------
Total liabilities                              46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

NET ASSETS
   Accumulation units                    $247,740         $176       $47,241     $246,769          $148     $341,115
   Contracts in payout
     (annuitization) period                     -            -             -            -             -           31
                                    ---------------------------------------------------------------------------------
Total net assets                         $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

Total number of mutual fund shares     28,947,007       20,551     6,446,580   27,663,981        16,548   43,516,942
                                    =================================================================================

Cost of mutual fund shares               $326,290         $177       $55,931     $245,271          $154     $365,212
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST
                                       CAPITAL
                                      GUARDIAN                   GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                      SMALL CAP    GCG TRUST     CORE BOND    DEVELOPING   DEVELOPING    DIVERSIFIED
                                       ADVISOR     CORE BOND      ADVISOR       WORLD     WORLD ADVISOR    MID-CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                             $321     $425,187          $992      $60,010           $79      $91,178
                                    ---------------------------------------------------------------------------------
Total assets                                  321      425,187           992       60,010            79       91,178

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

NET ASSETS
    Accumulation units                       $321     $425,125          $992      $59,922           $79      $91,159
    Contracts in payout
      (annuitization) period                    -            -             -           78             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

Total number of mutual fund shares         40,778   40,927,570        95,384    9,463,043        12,488   12,304,724
                                    =================================================================================

Cost of mutual fund shares                   $320     $413,399          $995      $66,565           $81     $107,329
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST                 GCG TRUST
                                     DIVERSIFIED   GCG TRUST      EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                       MID-CAP       EQUITY       GROWTH        EQUITY       INCOME        EQUITY
                                       ADVISOR       GROWTH       ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $220       $4,363          $458     $409,709          $640     $280,956
                                    ---------------------------------------------------------------------------------
Total assets                                  220        4,363           458      409,709           640      280,956

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

NET ASSETS
    Accumulation units                       $220       $4,362          $458     $409,087          $640     $280,954
    Contracts in payout
      (annuitization) period                    -            -             -          583             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

Total number of mutual fund shares         29,088      553,027        58,036   42,151,267        65,893   28,011,556
                                    =================================================================================

Cost of mutual fund shares                   $224       $4,533          $480     $478,993          $660     $375,266
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                                             GCG TRUST    GCG TRUST
                                       EQUITY                    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                     OPPORTUNITY   GCG TRUST    FOCUS VALUE     FULLY        MANAGED       GROWTH
                                       ADVISOR    FOCUS VALUE     ADVISOR      MANAGED       ADVISOR       FOCUS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $34       $5,932           $48     $935,237          $894       $2,742
                                    ---------------------------------------------------------------------------------
Total assets                                   34        5,932            48      935,237           894        2,742

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

NET ASSETS
    Accumulation units                        $34       $5,931           $48     $934,553          $894       $2,742
    Contracts in payout
      (annuitization) period                    -            -             -          526             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

Total number of mutual fund shares          3,356      702,000         5,700   54,596,475        52,102      340,663
                                    =================================================================================

Cost of mutual fund shares                    $34       $6,022           $50     $951,332          $913       $2,856
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST
                                     FUNDAMENTAL   GCG TRUST      GLOBAL                   GCG TRUST
                                       GROWTH        GLOBAL      FRANCHISE     GCG TRUST     GROWTH      GCG TRUST
                                       ADVISOR     FRANCHISE      ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $108      $14,672          $708     $559,968           $92      $67,762
                                    ---------------------------------------------------------------------------------
Total assets                                  108       14,672           708      559,968            92       67,762

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

NET ASSETS
    Accumulation units                       $108      $14,670          $708     $560,041           $92      $67,731
    Contracts in payout
      (annuitization) period                    -            -             -            -             -           22
                                    ---------------------------------------------------------------------------------
Total net assets                             $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

Total number of mutual fund shares         13,419    1,643,031        78,863   57,609,909         9,474    6,907,479
                                    =================================================================================

Cost of mutual fund shares                   $113      $14,881          $702     $588,641           $97      $72,704
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST     GCG TRUST                  GCG TRUST
                                      GCG TRUST  INTERNATIONAL INTERNATIONAL   GCG TRUST  INTERNATIONAL  GCG TRUST
                                     HARD ASSETS    ENHANCED     ENHANCED    INTERNATIONAL   EQUITY       INTERNET
                                       ADVISOR        EAFE     EAFE ADVISOR     EQUITY       ADVISOR     TOLLKEEPER
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $97       $4,990          $165     $120,479          $254      $12,805
                                    ---------------------------------------------------------------------------------
Total assets                                   97        4,990           165      120,479           254       12,805

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

NET ASSETS
    Accumulation units                        $97       $4,990          $165     $120,477          $254      $12,802
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

Total number of mutual fund shares          9,842      602,666        19,839   17,486,179        36,824    2,690,088
                                    =================================================================================

Cost of mutual fund shares                    $95       $4,961          $166     $117,316          $254      $12,773
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST  GCG TRUST J.P.
                                     GCG TRUST                               J.P. MORGAN     MORGAN      GCG TRUST
                                      INTERNET                   GCG TRUST     FLEMING       FLEMING       JANUS
                                     TOLLKEEPER    GCG TRUST     INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                       ADVISOR     INVESTORS      ADVISOR       EQUITY       ADVISOR       INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $53      $92,152          $297       $9,491          $511     $130,375
                                    ---------------------------------------------------------------------------------
Total assets                                   53       92,152           297        9,491           511      130,375

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

NET ASSETS
    Accumulation units                        $53      $92,136          $297       $9,490          $511     $130,345
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

Total number of mutual fund shares         11,189   11,490,287        37,008    1,198,388        64,524   18,107,685
                                    =================================================================================

Cost of mutual fund shares                    $57     $119,320          $297       $9,902          $520     $156,213
                                    =================================================================================

SEE ACCOMPANYING NOTES.




                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST                               GCG TRUST                  GCG TRUST
                                    JANUS GROWTH   GCG TRUST    GCG TRUST      LIMITED                     LIQUID
                                     AND INCOME    LARGE CAP     LARGE CAP     MATURITY    GCG TRUST       ASSET
                                       ADVISOR       VALUE     VALUE ADVISOR     BOND     LIQUID ASSET    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $587     $295,742          $333     $559,019    $1,023,271       $1,800
                                    ---------------------------------------------------------------------------------
Total assets                                  587      295,742           333      559,019     1,023,271        1,800

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

NET ASSETS
    Accumulation units                       $587     $295,688          $333     $558,749    $1,023,108       $1,800
    Contracts in payout
      (annuitization) period                    -            -             -          192            71            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

Total number of mutual fund shares         81,270   38,209,569        42,967   48,864,682 1,023,271,242    1,799,891
                                    =================================================================================

Cost of mutual fund shares                   $602     $364,544          $347     $550,029    $1,023,271       $1,800
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST                  GCG TRUST
                                      GCG TRUST      MANAGED     GCG TRUST     MID-CAP                   GCG TRUST
                                       MANAGED       GLOBAL       MID-CAP       GROWTH      GCG TRUST   REAL ESTATE
                                       GLOBAL       ADVISOR       GROWTH       ADVISOR     REAL ESTATE    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $223,101          $50      $435,524         $549      $187,637         $276
                                    ---------------------------------------------------------------------------------
Total assets                              223,101           50       435,524          549       187,637          276

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

NET ASSETS
    Accumulation units                   $222,985          $50      $435,520         $549      $187,529         $276
    Contracts in payout
      (annuitization) period                   99            -            61            -            78            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

Total number of mutual fund shares     26,911,933        5,981    59,989,440       75,620    12,534,302       18,400
                                    =================================================================================

Cost of mutual fund shares               $265,330          $51      $536,584         $558      $203,069         $278
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST                  GCG TRUST
                                                    GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                      GCG TRUST     RESEARCH      SPECIAL     SITUATIONS    STRATEGIC      EQUITY
                                      RESEARCH      ADVISOR     SITUATIONS     ADVISOR       EQUITY       ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $421,026         $326       $21,800          $56      $139,837          $78
                                    ---------------------------------------------------------------------------------
Total assets                              421,026          326        21,800           56       139,837           78

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

NET ASSETS
    Accumulation units                   $421,035         $326       $21,794          $56      $139,689          $78
    Contracts in payout
      (annuitization) period                    -            -             -            -           163            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

Total number of mutual fund shares     35,202,892       27,238     3,488,059        8,892    15,554,763        8,627
                                    =================================================================================

Cost of mutual fund shares               $624,498         $329       $29,152          $56      $139,701          $79
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                   GCG TRUST                  GCG TRUST    GCG TRUST     VAN KAMPEN
                                                     TOTAL        GCG TRUST     VALUE      VAN KAMPEN    GROWTH AND
                                      GCG TRUST     RETURN         VALUE       EQUITY      GROWTH AND      INCOME
                                    TOTAL RETURN    ADVISOR        EQUITY      ADVISOR       INCOME        ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $853,368         $955      $173,253         $107      $554,615         $990
                                    ---------------------------------------------------------------------------------
Total assets                              853,368          955       173,253          107       554,615          990

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

NET ASSETS
    Accumulation units                   $853,266         $955      $173,226         $107      $554,483         $990
    Contracts in payout
      (annuitization) period                    -            -            13            -           125            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

Total number of mutual fund shares     57,621,059       64,473    13,535,386        8,350    32,188,897       57,364
                                    =================================================================================

Cost of mutual fund shares               $940,003         $984      $206,816         $110      $733,160       $1,001
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                       AIM V.I.
                                        DENT                     AIM V.I.                   AIM V.I.     ALLIANCE
                                     DEMOGRAPHIC    AIM V.I.      CAPITAL     AIM V.I.      PREMIER      BERNSTEIN
                                       TRENDS        GROWTH    APPRECIATION  CORE EQUITY     EQUITY        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $11,338         $848           $27          $41           $80       $2,709
                                    ---------------------------------------------------------------------------------
Total assets                               11,338          848            27           41            80        2,709

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

NET ASSETS
    Accumulation units                    $11,335         $848           $27          $41           $80       $2,709
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

Total number of mutual fund shares      2,999,480       75,286         1,672        2,417         4,947      309,651
                                    =================================================================================

Cost of mutual fund shares                $13,467         $932           $34          $44           $87       $2,932
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ALLIANCE      ALLIANCE                  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                     GROWTH AND     PREMIER     FIDELITY(R)      VIP           VIP          VIP
                                       INCOME        GROWTH     VIP GROWTH   EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $4,731       $2,094       $23,216      $23,855        $4,439           $9
                                    ---------------------------------------------------------------------------------
Total assets                                4,731        2,094        23,216       23,855         4,439            9

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

NET ASSETS
    Accumulation units                     $4,730       $2,094       $23,212      $23,851        $4,438           $9
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

Total number of mutual fund shares        286,931      121,132     1,000,254    1,325,264       247,315          848
                                    =================================================================================

Cost of mutual fund shares                 $5,706       $2,199       $24,417      $23,730        $4,720           $9
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      FRANKLIN                                                           GALAXY VIP
                                      SMALL CAP                  GALAXY VIP                 GALAXY VIP      HIGH
                                        VALUE      GREENWICH      ASSET        GALAXY VIP   GROWTH AND     QUALITY
                                     SECURITIES   APPRECIATION  ALLOCATION      EQUITY       INCOME         BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $17         $589          $631         $487          $122         $130
                                    ---------------------------------------------------------------------------------
Total assets                                   17          589           631          487           122          130

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $17         $589          $631         $487          $122         $130
                                    =================================================================================

NET ASSETS
    Accumulation units                        $17         $589          $631         $487          $122         $130
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $17         $589          $631         $487          $122         $130
                                    =================================================================================

Total number of mutual fund shares          1,814       33,520        52,433       43,112        15,339       11,785
                                    =================================================================================

Cost of mutual fund shares                    $20         $704          $875         $907          $171         $124
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                     GALAXY VIP
                                        SMALL       ING GET      ING GET      ING GET      ING GET      ING GET
                                       COMPANY       FUND -       FUND -       FUND -       FUND -       FUND -
                                       GROWTH       SERIES N     SERIES P     SERIES Q     SERIES R     SERIES S
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $57      $28,663      $142,429     $169,061      $170,561     $219,297
                                    ---------------------------------------------------------------------------------
Total assets                                   57       28,663       142,429      169,061       170,561      219,297

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

NET ASSETS
    Accumulation units                        $57      $28,661      $143,846     $169,029      $170,526     $219,270
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

Total number of mutual fund shares          7,252    2,832,289    13,991,036   16,838,766    16,887,183   21,777,267
                                    =================================================================================

Cost of mutual fund shares                    $90      $28,540      $140,492     $168,845      $169,204     $218,284
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                 ING                     ING MFS(R)
                                                                               AMERICAN                   CAPITAL
                                       ING GET       ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                        FUND -       FUND -      ING ALGER    SMALL CAP    MORGAN MID     (INITIAL
                                       SERIES T     SERIES U      GROWTH        VALUE      CAP VALUE      CLASS)
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $237,964       $1,048           $39           $2          $301       $1,280
                                    ---------------------------------------------------------------------------------
Total assets                              237,964        1,048            39            2           301        1,280

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

NET ASSETS
    Accumulation units                   $237,948       $1,048           $39           $2          $301       $1,280
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

Total number of mutual fund shares     23,514,212      104,710         5,928          214        32,577       67,567
                                    =================================================================================

Cost of mutual fund shares               $235,664       $1,047           $43           $2          $293       $1,561
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ING MFS(R)
                                       CAPITAL                                                             ING SALOMON
                                    OPPORTUNITIES   ING MFS(R)     ING OPCAP     ING PIMCO    ING SALOMON     BROS.
                                      (SERVICE       GLOBAL         BALANCED       TOTAL         BROS.      INVESTORS
                                       CLASS)        GROWTH         VALUE          RETURN       CAPITAL        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $72          $75          $126         $593            $9           $4
                                    ---------------------------------------------------------------------------------
Total assets                                   72           75           126          593             9            4

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $72          $75          $126         $593            $9           $4
                                    =================================================================================

NET ASSETS
    Accumulation units                        $72          $75          $126         $593            $9           $4
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $72          $75          $126         $593            $9           $4
                                    =================================================================================

Total number of mutual fund shares          3,834        8,956        13,107       56,245           762          373
                                    =================================================================================

Cost of mutual fund shares                    $85          $75          $131         $599            $9           $4
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   ING T. ROWE    ING UBS
                                     ING SCUDDER      PRICE       TACTICAL      ING VAN       ING VP
                                    INTERNATIONAL    GROWTH        ASSET        KAMPEN      WORLDWIDE       ING VP
                                       GROWTH        EQUITY     ALLOCATION     COMSTOCK      GROWTH          BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                               $7         $144            $2       $1,737       $27,365      $49,597
                                    ---------------------------------------------------------------------------------
Total assets                                    7          144             2        1,737        27,365       49,597

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------

NET ASSETS                                     $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

NET ASSETS
    Accumulation units                         $7         $144            $2       $1,737       $27,358      $49,590
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                               $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

Total number of mutual fund shares            918        4,150            94      208,228     5,077,001    3,665,695
                                    =================================================================================

Cost of mutual fund shares                     $8         $162            $2       $1,730       $32,839      $49,791
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     ING VP        ING VP        ING VP                    ING VP
                                       ING VP      INDEX PLUS      INDEX       INDEX PLUS  ING VP SMALL     VALUE
                                       GROWTH       LARGECAP     PLUS MIDCAP    SMALLCAP      COMPANY    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $46       $4,590        $5,910       $4,006          $156       $1,086
                                    ---------------------------------------------------------------------------------
Total assets                                   46        4,590         5,910        4,006           156        1,086

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

NET ASSETS
    Accumulation units                        $46       $4,589        $5,909       $4,005          $156       $1,086
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

Total number of mutual fund shares          6,680      423,812       499,540      403,834        13,756      111,346
                                    =================================================================================

Cost of mutual fund shares                    $50       $4,673        $6,054       $4,041          $209       $1,335
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                  ING VP
                                                     ING VP          ING VP        LARGE        ING VP
                                       ING VP        GROWTH       INTERNATIONAL   COMPANY      LARGECAP       ING VP
                                     CONVERTIBLE   OPPORTUNITIES      VALUE        VALUE        GROWTH       MAGNACAP
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,034       $9,921           $42         $958        $1,006      $12,340
                                    ---------------------------------------------------------------------------------
Total assets                                1,034        9,921            42          958         1,006       12,340

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

NET ASSETS
    Accumulation units                     $1,034       $9,918           $42         $958        $1,006      $12,338
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

Total number of mutual fund shares        109,462    2,638,582         4,816      120,960       160,390    1,801,417
                                    =================================================================================

Cost of mutual fund shares                 $1,086      $12,343           $52       $1,116        $1,054      $14,542
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                       ING VP        ING VP     INVESCO VIF  INVESCO VIF
                                       MIDCAP       SMALLCAP    - FINANCIAL    - HEALTH    INVESCO VIF  INVESCO VIF
                                    OPPORTUNITIES OPPORTUNITIES  SERVICES      SCIENCES     - LEISURE   - UTILITIES
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $12      $30,125       $22,946      $30,564        $6,098       $7,784
                                    ---------------------------------------------------------------------------------
Total assets                                   12       30,125        22,946       30,564         6,098        7,784

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

NET ASSETS
    Accumulation units                        $12      $30,118       $22,941      $30,558        $6,097       $7,783
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

Total number of mutual fund shares          2,752    2,840,607     2,185,295    2,222,861       715,754      697,486
                                    =================================================================================

Cost of mutual fund shares                    $16      $42,110       $23,502      $32,262        $6,082       $7,988
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                   JANUS ASPEN               JANUS ASPEN
                                     JANUS ASPEN     SERIES     JANUS ASPEN    SERIES     OPPENHEIMER   OPPENHEIMER
                                       SERIES       FLEXIBLE      SERIES      WORLDWIDE      GLOBAL      STRATEGIC
                                      BALANCED       INCOME       GROWTH        GROWTH     SECURITIES       BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $496         $283          $192       $3,535          $205          $16
                                    ---------------------------------------------------------------------------------
Total assets                                  496          283           192        3,535           205           16

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

NET ASSETS
    Accumulation units                       $496         $283          $192       $3,534          $205          $16
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

Total number of mutual fund shares         23,270       22,071        13,244      168,746        11,665        3,487
                                    =================================================================================

Cost of mutual fund shares                   $525         $273          $224       $3,639          $244          $16
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                     PIMCO
                                        PIMCO      STOCKSPLUS     PIONEER                    PIONEER      PIONEER
                                        HIGH       GROWTH AND  EQUITY-INCOME   PIONEER       MID-CAP       SMALL
                                        YIELD        INCOME         VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $305,275     $181,641          $179      $20,067       $53,073       $3,418
                                    ---------------------------------------------------------------------------------
Total assets                              305,275      181,641           179       20,067        53,073        3,418

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------
Total liabilities                              38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

NET ASSETS
    Accumulation units                   $305,237     $181,637          $179      $20,064       $53,062       $3,417
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

Total number of mutual fund shares     42,576,723   25,044,953        11,764    1,315,882     3,571,539      376,869
                                    =================================================================================

Cost of mutual fund shares               $319,995     $240,989          $199      $21,406       $59,944       $3,947
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                            PRUDENTIAL
                                                                                           SP JENNISON    PUTNAM VT
                                     PROFUND VP    PROFUND VP   PROFUND VP    PRUDENTIAL   INTERNATIONAL  GROWTH AND
                                        BULL       EUROPE 30     SMALL-CAP     JENNISON       GROWTH        INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $31,273      $15,629       $38,620      $37,756       $15,344       $1,662
                                    ---------------------------------------------------------------------------------
Total assets                               31,273       15,629        38,620       37,756        15,344        1,662

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

NET ASSETS
    Accumulation units                    $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

Total number of mutual fund shares      1,527,025      867,774     1,743,448    2,972,899     3,661,627       89,142
                                    =================================================================================

Cost of mutual fund shares                $32,082      $15,970       $40,061      $39,753       $15,921       $1,902
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                SMITH
                                      PUTNAM VT                                BARNEY                       SMITH
                                    INTERNATIONAL                            INTERNATIONAL SMITH BARNEY     BARNEY
                                     GROWTH AND     PUTNAM VT   SMITH BARNEY   ALL CAP       LARGE CAP      MONEY
                                       INCOME      VOYAGER II   HIGH INCOME     GROWTH         VALUE        MARKET
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $2,981       $1,645          $319         $201          $371         $143
                                    ---------------------------------------------------------------------------------
Total assets                                2,981        1,645           319          201           371          143

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

NET ASSETS
    Accumulation units                     $2,981       $1,645          $319         $201          $371         $143
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

Total number of mutual fund shares        357,012      470,066        50,922       22,831        28,077      142,697
                                    =================================================================================

Cost of mutual fund shares                 $3,378       $2,030          $533         $365          $563         $143
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                    UBS TACTICAL
                                     ALLOCATION
                                    --------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,548
                                    --------------
Total assets                                1,548

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -
                                    --------------
Total liabilities                               -
                                    --------------

NET ASSETS                                 $1,548
                                    ==============

NET ASSETS
    Accumulation units                     $1,548
    Contracts in payout
      (annuitization) period                    -
                                    --------------
Total net assets                           $1,548
                                    ==============

Total number of mutual fund shares        159,134
                                    ==============

Cost of mutual fund shares                 $1,802
                                    ==============

SEE ACCOMPANYING NOTES.

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                     Golden American Life Insurance Company
                               Separate Account B

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                            GCG TRUST                  GCG TRUST    GCG TRUST
                                                               GCG TRUST      ASSET      GCG TRUST      CAPITAL      CAPITAL
                                                  GCG TRUST     ALL CAP     ALLOCATION    CAPITAL       GROWTH       GUARDIAN
                                                   ALL CAP      ADVISOR       GROWTH       GROWTH       ADVISOR     SMALL CAP
                                                 -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $632         $-           $602           $-         $-            $523
                                                 -------------------------------------------------------------------------------
Total investment income                                  632          -            602            -          -             523

Expenses:
   Mortality and expense risk and other charges        4,742          -            929        4,657          -           6,716
     Annual administrative charges                       161          -             32          159          -             248
     Minimum death benefit guarantee charges               -          -              -            -          -               -
     Contingent deferred sales charges                   286          -             32          520          -             523
     Other contract charges                              481          -            120          154          -             368
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -              -            1          -               3
        Premium taxes                                      -          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,670          -          1,113        5,491          -           7,858
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,038)         -           (511)      (5,491)         -          (7,335)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (14,269)         -         (2,018)    (211,562)         -         (87,705)
Capital gains distributions                                2          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (14,267)         -         (2,018)    (211,562)         -         (87,705)

Net unrealized appreciation (depreciation) of
   investments                                       (74,887)        (1)        (8,019)      97,211         (6)        (39,390)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(94,192)       $(1)      $(10,548)   $(119,842)       $(6)      $(134,430)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST
                                                   CAPITAL
                                                   GUARDIAN                 GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                                  SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING   DEVELOPING   DIVERSIFIED
                                                   ADVISOR     CORE BOND     ADVISOR       WORLD     WORLD ADVISOR   MID-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $9,185        $16             $-         $-            $228
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          9,185         16              -          -             228

Expenses:
   Mortality and expense risk and other charges          -          4,101          1          1,144          -           1,361
     Annual administrative charges                       -            124          -             50          -              43
     Minimum death benefit guarantee charges             -              -          -              -          -               -
     Contingent deferred sales charges                   -            185          -             93          -              62
     Other contract charges                              -            376          -             68          -             167
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              1          -              1          -               -
        Premium taxes                                    -              -          -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          4,787          1          1,356          -           1,633
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          4,398         15         (1,356)         -          (1,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          1,692          -          1,932          -          (1,645)
Capital gains distributions                              -            545          1              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          2,237          1          1,932          -          (1,645)

Net unrealized appreciation (depreciation) of
   investments                                           1         10,717         (3)        (8,556)        (2)        (16,949)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $17,352        $13        $(7,980)       $(2)       $(19,999)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST                  GCG TRUST
                                                 DIVERSIFIED   GCG TRUST     EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                                   MID-CAP       EQUITY      GROWTH        EQUITY       INCOME       EQUITY
                                                   ADVISOR       GROWTH      ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $3           $-         $5,698         $7            $437
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            3            -          5,698          7             437

Expenses:
   Mortality and expense risk and other charges          -           19            1          6,536          1           5,459
     Annual administrative charges                       -            1            -            217          -             191
     Minimum death benefit guarantee charges             -            -            -              3          -               -
     Contingent deferred sales charges                   -            -            -            413          -             459
     Other contract charges                              -            2            -            399          -             287
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             18          -              12
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           22            1          7,586          1           6,408
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (19)          (1)        (1,888)         6          (5,971)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (88)           -        (15,791)         -        (150,767)
Capital gains distributions                              -            -            -          1,935          3               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (88)           -        (13,856)         3        (150,767)

Net unrealized appreciation (depreciation) of
   investments                                          (4)        (170)         (22)       (56,537)       (20)         21,921
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)       $(277)        $(23)      $(72,281)      $(11)      $(134,817)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST                                            GCG TRUST    GCG TRUST
                                                    EQUITY     GCG TRUST    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                                 OPPORTUNITY     FOCUS     FOCUS VALUE     FULLY        MANAGED       GROWTH
                                                   ADVISOR       VALUE       ADVISOR      MANAGED       ADVISOR       FOCUS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-        $14,219          $10            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -         14,219           10             -

Expenses:
   Mortality and expense risk and other charges          -           33            -         13,275            1            11
     Annual administrative charges                       -            1            -            486            -             -
     Minimum death benefit guarantee charges             -            -            -              1            -             -
     Contingent deferred sales charges                   -            1            -            905            -             -
     Other contract charges                              -            4            -            881            -             1
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             15            -             -
        Premium taxes                                    -            -            -              1            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           39            -         15,564            1            12
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (39)           -         (1,345)           9           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (201)           -          3,703            1           (17)
Capital gains distributions                              -            -            -         10,018            8             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (201)           -         13,721            9           (17)

Net unrealized appreciation (depreciation) of
   investments                                           -          (90)          (2)       (34,916)         (20)         (114)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-        $(330)         $(2)      $(22,540)         $(2)        $(143)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST
                                                 FUNDAMENTAL   GCG TRUST     GLOBAL                    GCG TRUST
                                                    GROWTH      GLOBAL      FRANCHISE    GCG TRUST      GROWTH      GCG TRUST
                                                   ADVISOR     FRANCHISE     ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-             $-         $-            $386
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -              -          -             386

Expenses:
   Mortality and expense risk and other charges          -           70            1         11,796          -             912
     Annual administrative charges                       -            3            -            421          -              33
     Minimum death benefit guarantee charges             -            -            -              -          -               1
     Contingent deferred sales charges                   -            2            -          1,183          -              39
     Other contract charges                              -            9            -            545          -              42
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              5          -               1
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           84            1         13,950          -           1,028
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (84)          (1)       (13,950)         -            (642)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (154)           -       (524,085)         -          (2,333)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (154)           -       (524,085)         -          (2,333)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (208)           6        244,425         (5)         (1,937)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(446)          $5      $(293,610)       $(5)        $(4,912)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                               GCG TRUST    GCG TRUST                  GCG TRUST
                                                  GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST  INTERNATIONAL   GCG TRUST
                                                 HARD ASSETS    ENHANCED     ENHANCED   INTERNATIONAL   EQUITY       INTERNET
                                                   ADVISOR        EAFE     EAFE ADVISOR    EQUITY       ADVISOR     TOLLKEEPER
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $13           $-         $1,039         $2              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           13            -          1,039          2               -

Expenses:
   Mortality and expense risk and other charges          -           31            -          2,195          1             142
     Annual administrative charges                       -            1            -             68          -               5
     Minimum death benefit guarantee charges             -            -            -              -          -               -
     Contingent deferred sales charges                   -            -            -            205          -               3
     Other contract charges                              -            5            -             81          -              19
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              -          -               -
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           37            -          2,549          1             169
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (24)           -         (1,510)         1            (169)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (285)           -        (18,218)         -          (3,259)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (285)           -        (18,218)         -          (3,259)

Net unrealized appreciation (depreciation) of
   investments                                           1           29           (1)        (1,709)         -              32
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $(280)         $(1)      $(21,437)        $1         $(3,396)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                         GCG TRUST  GCG TRUST J.P.
                                                  GCG TRUST                             J.P. MORGAN     MORGAN      GCG TRUST
                                                   INTERNET                 GCG TRUST     FLEMING       FLEMING       JANUS
                                                  TOLLKEEPER   GCG TRUST    INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                                   ADVISOR     INVESTORS     ADVISOR       EQUITY       ADVISOR       INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $771         $1           $-           $-            $527
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            771          1            -            -             527

Expenses:
   Mortality and expense risk and other charges          -          1,619          -           47            1           1,971
     Annual administrative charges                       -             45          -            2            -              69
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -             98          -            1            -             130
     Other contract charges                              -            165          -            6            -             226
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          1,927          -           56            1           2,396
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (1,156)         1          (56)          (1)         (1,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (2,693)         -          (90)           -          (4,040)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (2,693)         -          (90)           -          (4,040)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (23,933)         -         (411)          (9)        (22,039)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(27,782)        $1        $(557)        $(10)       $(27,948)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST
                                                    JANUS                   GCG TRUST    GCG TRUST                   GCG TRUST
                                                  GROWTH AND   GCG TRUST    LARGE CAP     LIMITED                     LIQUID
                                                    INCOME     LARGE CAP      VALUE       MATURITY    GCG TRUST       ASSET
                                                   ADVISOR       VALUE       ADVISOR        BOND     LIQUID ASSET    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $1           $695         $-        $16,692      $14,926          $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  1            695          -         16,692       14,926           2

Expenses:
   Mortality and expense risk and other charges          1          4,710          1          7,274       16,952           4
     Annual administrative charges                       -            154          -            236          607           -
     Minimum death benefit guarantee charges             -              -          -              1            4           -
     Contingent deferred sales charges                   -            343          -            650       31,673           -
     Other contract charges                              -            473          -            352          686           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -              7           20           -
        Premium taxes                                    -              -          -              1            7           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          5,680          1          8,521       49,949           4
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (4,985)        (1)         8,171      (35,023)         (2)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -        (12,529)         -          5,336            -           -
Capital gains distributions                              -              -          -          1,065            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -        (12,529)         -          6,401            -           -

Net unrealized appreciation (depreciation) of
   investments                                         (15)       (66,466)       (14)         9,830            -           -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(15)      $(83,980)      $(15)       $24,402     $(35,023)        $(2)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               GCG TRUST               GCG TRUST
                                                  GCG TRUST     MANAGED     GCG TRUST   MID-CAP                    GCG TRUST
                                                   MANAGED      GLOBAL       MID-CAP     GROWTH       GCG TRUST   REAL ESTATE
                                                   GLOBAL       ADVISOR      GROWTH      ADVISOR     REAL ESTATE    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $306         $-             $-         $-         $6,320          $7
                                                 -------------------------------------------------------------------------------
Total investment income                                  306          -              -          -          6,320           7

Expenses:
   Mortality and expense risk and other charges        3,679          -          9,857          -          2,682           -
     Annual administrative charges                       115          -            303          -            104           -
     Minimum death benefit guarantee charges               -          -              1          -              -           -
     Contingent deferred sales charges                   215          -            836          -            181           -
     Other contract charges                              267          -            578          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                7          -              6          -              5           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         4,283          -         11,581          -          3,156           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (3,977)         -        (11,581)         -          3,164           7

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (2,654)         -       (502,998)         -          3,631           -
Capital gains distributions                                -          -              -          -          1,891           2
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (2,654)         -       (502,998)         -          5,522           2

Net unrealized appreciation (depreciation) of
   investments                                       (50,119)        (2)        41,552         (9)       (16,719)         (2)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(56,750)       $(2)     $(473,027)       $(9)       $(8,033)         $7
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                        GCG TRUST                   GCG TRUST
                                                               GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                                   GCG TRUST    RESEARCH     SPECIAL     SITUATIONS    STRATEGIC     EQUITY
                                                   RESEARCH     ADVISOR     SITUATIONS    ADVISOR       EQUITY       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $2,140         $-             $-         $-             $-          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                2,140          -              -          -              -           -

Expenses:
   Mortality and expense risk and other charges        8,315          -            411          -          3,062           -
     Annual administrative charges                       274          -             17          -            104           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                   895          -             23          -            320           -
     Other contract charges                              398          -             53          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1          -              -          -              2           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         9,883          -            504          -          3,672           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (7,743)         -           (504)         -         (3,672)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (159,946)         -         (1,565)         -       (113,239)          -
Capital gains distributions                                -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                      (159,946)         -         (1,565)         -       (113,239)          -

Net unrealized appreciation (depreciation) of
   investments                                         3,501         (3)        (6,229)        (1)        38,088          (1)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                 $(164,188)       $(3)       $(8,298)       $(1)      $(78,823)        $(1)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                                    GCG TRUST
                                                               GCG TRUST                 GCG TRUST    GCG TRUST     VAN KAMPEN
                                                  GCG TRUST      TOTAL      GCG TRUST      VALUE      VAN KAMPEN    GROWTH AND
                                                    TOTAL        RETURN       VALUE        EQUITY     GROWTH AND      INCOME
                                                    RETURN      ADVISOR       EQUITY      ADVISOR       INCOME       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $19,811        $18         $1,325         $1         $5,457          $6
                                                 -------------------------------------------------------------------------------
Total investment income                               19,811         18          1,325          1          5,457           6

Expenses:
   Mortality and expense risk and other charges       13,476          1          3,024          -         10,153           1
     Annual administrative charges                       457          -            102          -            334           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                 1,115          -            279          -          1,058           -
     Other contract charges                              705          -            150          -            323           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                5          -              3          -             18           -
        Premium taxes                                      1          -              -          -              1           -
                                                 -------------------------------------------------------------------------------
Total expenses                                        15,759          1          3,558          -         11,887           1
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           4,052         17         (2,233)         1         (6,430)          5

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  295          1        (11,165)         -         (9,833)          1
Capital gains distributions                              409          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           704          1        (11,165)         -         (9,833)          1

Net unrealized appreciation (depreciation) of
   investments                                       (67,592)       (29)       (27,107)        (3)      (100,836)        (12)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(62,836)      $(11)      $(40,505)       $(2)     $(117,099)        $(6)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   AIM V.I.
                                                     DENT                    AIM V.I.                   AIM V.I.     ALLIANCE
                                                 DEMOGRAPHIC    AIM V.I.     CAPITAL      AIM V.I.      PREMIER      BERNSTEIN
                                                    TRENDS       GROWTH    APPRECIATION CORE EQUITY     EQUITY         VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-         $-           $-           $-           $-            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          -            -            -            -             3

Expenses:
   Mortality and expense risk and other charges          140         11            -            -            -            26
     Annual administrative charges                         5          -            -            -            -             1
     Minimum death benefit guarantee charges               -          -            -            -            -             -
     Contingent deferred sales charges                     3          -            -            -            -             -
     Other contract charges                               11          -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -             -
        Premium taxes                                      -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           159         11            -            -            -            27
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (159)       (11)           -            -            -           (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (1,222)      (108)           -            -            -           (19)
Capital gains distributions                                -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (1,222)      (108)           -            -            -           (19)

Net unrealized appreciation (depreciation) of
   investments                                        (2,117)      (102)          (7)          (3)          (7)         (241)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(3,498)     $(221)         $(7)         $(3)         $(7)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ALLIANCE     ALLIANCE    FIDELITY(R)  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                                  GROWTH AND    PREMIER                     VIP           VIP          VIP
                                                    INCOME       GROWTH     VIP GROWTH  EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $144           $-           $1         $102          $11          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  144            -            1          102           11           -

Expenses:
   Mortality and expense risk and other charges           54           25          114          140           44           -
     Annual administrative charges                         1            1            5            5            1           -
     Minimum death benefit guarantee charges               -            -            -            -            -           -
     Contingent deferred sales charges                     3            -            4            4            1           -
     Other contract charges                                -            -            8            6            -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -           -
        Premium taxes                                      -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                            58           26          131          155           46           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                              86          (26)        (130)         (53)         (35)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (72)        (413)        (725)      (1,606)         (35)          -
Capital gains distributions                                -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           (72)        (413)        (725)      (1,606)         (35)          -

Net unrealized appreciation (depreciation) of
   investments                                        (1,016)        (166)      (1,237)          62         (331)          -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(1,002)       $(605)     $(2,092)     $(1,597)       $(401)         $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                                    GALAXY VIP
                                                  FRANKLIN                  GALAXY VIP                GALAXY VIP       HIGH
                                                  SMALL CAP    GREENWICH      ASSET      GALAXY VIP   GROWTH AND     QUALITY
                                                    VALUE     APPRECIATION  ALLOCATION     EQUITY       INCOME         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $10          $20           $1           $-            $6
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           10           20            1            -             6

Expenses:
   Mortality and expense risk and other charges          -            9           15           10            2             2
     Annual administrative charges                       -            1            1            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           10           16           12            2             2
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            4          (11)          (2)            4

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (11)        (192)         (84)          (5)            2
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (11)        (192)         (84)          (5)            2

Net unrealized appreciation (depreciation) of
   investments                                          (3)        (130)         (40)        (126)         (42)            3
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(3)       $(141)       $(228)       $(221)        $(49)           $9
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GALAXY VIP
                                                    SMALL       ING GET      ING GET      ING GET      ING GET       ING GET
                                                   COMPANY       FUND -       FUND -       FUND -       FUND -        FUND -
                                                    GROWTH      SERIES N     SERIES P     SERIES Q     SERIES R      SERIES S
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $396         $109       $3,320         $2,458      $1,400
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          396          109        3,320          2,458       1,400

Expenses:
   Mortality and expense risk and other charges          1          597        3,008        2,883          2,050       1,464
     Annual administrative charges                       -            8       (1,381)          42             36          28
     Minimum death benefit guarantee charges             -            -            -            -              -           -
     Contingent deferred sales charges                   -           16           95           60             52          40
     Other contract charges                              -            -            -            -              -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -              -           -
        Premium taxes                                    -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          621        1,722        2,985          2,138       1,532
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (1)        (225)      (1,613)         335            320        (132)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (7)           1          (70)          (3)            48         (15)
Capital gains distributions                              -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (7)           1          (70)          (3)            48         (15)

Net unrealized appreciation (depreciation) of
   investments                                         (23)        (538)       1,644          217          1,356       1,013
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(31)       $(762)        $(39)        $549         $1,724        $866
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                            ING                     ING MFS(R)
                                                                                          AMERICAN                   CAPITAL
                                                   ING GET      ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                                    FUND -       FUND -      ING ALGER   SMALL CAP    MORGAN MID     (INITIAL
                                                   SERIES T     SERIES U      GROWTH       VALUE       CAP VALUE      CLASS)
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $26         $-           $-           $-           $1              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                   26          -            -            -            1               -

Expenses:
   Mortality and expense risk and other charges          304          -            -            -            1              17
     Annual administrative charges                        17          -            -            -            -               -
     Minimum death benefit guarantee charges               -          -            -            -            -               -
     Contingent deferred sales charges                     3          -            -            -            -               -
     Other contract charges                                -          -            -            -            -               -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -               -
        Premium taxes                                      -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           324          -            -            -            1              17
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (298)         -            -            -            -             (17)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    8          -            -            -           (4)            (59)
Capital gains distributions                                -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                             8          -            -            -           (4)            (59)

Net unrealized appreciation (depreciation) of
   investments                                         2,300          -           (4)           -            7            (329)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $2,010         $-          $(4)          $-           $3           $(405)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ING MFS(R)
                                                   CAPITAL                                                         ING SALOMON
                                                 OPPORTUNITIES  ING MFS(R)  ING OPCAP     ING PIMCO   ING SALOMON      BROS.
                                                   (SERVICE      GLOBAL      BALANCED      TOTAL         BROS.      INVESTORS
                                                    CLASS)       GROWTH       VALUE        RETURN       CAPITAL        VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-          $14           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -           14            -             -

Expenses:
   Mortality and expense risk and other charges          -            -            -            1            -             -
     Annual administrative charges                       -            -            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
       to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            1            -             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -           13            -             -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            1            -             -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            1            -             -

Net unrealized appreciation (depreciation) of
   investments                                         (13)           -           (5)          (5)           -             -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(13)          $-          $(5)          $9           $-            $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               ING T. ROWE   ING UBS
                                                  ING SCUDDER     PRICE     TACTICAL     ING VAN       ING VP
                                                 INTERNATIONAL   GROWTH       ASSET       KAMPEN      WORLDWIDE      ING VP
                                                    GROWTH       EQUITY    ALLOCATION    COMSTOCK      GROWTH         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-           $7           $4        $1,391
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -            7            4         1,391

Expenses:
   Mortality and expense risk and other charges          -            -            -            4          443           220
     Annual administrative charges                       -            -            -            -           16            11
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1           16            33
     Other contract charges                              -            -            -            -           65            21
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            5          540           285
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -            2         (536)        1,106

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            -       (2,830)          134
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            -       (2,830)          134

Net unrealized appreciation (depreciation) of
   investments                                           -          (19)           -            7       (4,792)         (195)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-         $(19)          $-           $9      $(8,158)       $1,045
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 ING VP       ING VP       ING VP                    ING VP
                                                    ING VP     INDEX PLUS   INDEX PLUS   INDEX PLUS  ING VP SMALL    VALUE
                                                    GROWTH      LARGECAP      MIDCAP      SMALLCAP      COMPANY    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $4          $11          $10           $1            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            4           11           10            1             3

Expenses:
   Mortality and expense risk and other charges          -           34           57           40            1            14
     Annual administrative charges                       -            1            1            1            -             1
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            1            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           35           59           42            1            15
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (31)         (48)         (32)           -           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (505)        (505)        (416)          (5)          (45)
Capital gains distributions                              -            -            -           22            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (505)        (505)        (394)          (5)          (45)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (104)        (180)         (90)         (53)         (250)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(640)       $(733)       $(516)        $(58)        $(307)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                          ING VP
                                                                 ING VP       ING VP      LARGE         ING VP
                                                    ING VP       GROWTH    INTERNATIONAL  COMPANY      LARGECAP       ING VP
                                                 CONVERTIBLE  OPPORTUNITIES   VALUE        VALUE        GROWTH        MAGNACAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $23             $-         $-           $9           $4             $99
                                                 -------------------------------------------------------------------------------
Total investment income                                 23              -          -            9            4              99

Expenses:
   Mortality and expense risk and other charges         11            141          -           10           13             166
     Annual administrative charges                       -              5          -            -            -               5
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -              4          -            -            -               8
     Other contract charges                              -             20          -            -            -              16
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                          11            170          -           10           13             195
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            12           (170)         -           (1)          (9)            (96)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)          (662)         -          (40)        (292)           (437)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)          (662)         -          (40)        (292)           (437)

Net unrealized appreciation (depreciation) of
   investments                                         (53)        (2,425)       (10)        (163)         (52)         (2,222)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(56)       $(3,257)      $(10)       $(204)       $(353)        $(2,755)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                    ING VP        ING VP    INVESCO VIF  INVESCO VIF
                                                    MIDCAP       SMALLCAP   - FINANCIAL   - HEALTH     INVESCO VIF  INVESCO VIF
                                                 OPPORTUNITIES OPPORTUNITIES  SERVICES     SCIENCES     - LEISURE   - UTILITIES
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-             $-         $148           $-           $-           $40
                                                 -------------------------------------------------------------------------------
Total investment income                                  -              -          148            -            -            40

Expenses:
   Mortality and expense risk and other charges          -            408          211          389           33            58
     Annual administrative charges                       -             12            8           12            1             2
     Minimum death benefit guarantee charges             -              -            -            -            -             -
     Contingent deferred sales charges                   -              8            7           10            1             2
     Other contract charges                              -             65           18           23            5             6
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -            -            -            -             -
        Premium taxes                                    -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            493          244          434           40            68
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -           (493)         (96)        (434)         (40)          (28)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (1,185)      (1,999)      (4,162)        (157)         (205)
Capital gains distributions                              -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (1,185)      (1,999)      (4,162)        (157)         (205)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (12,282)        (590)      (1,617)          16          (198)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(13,960)     $(2,685)     $(6,213)       $(181)        $(431)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                          JANUS
                                                               JANUS ASPEN                ASPEN
                                                  JANUS ASPEN    SERIES     JANUS ASPEN   SERIES     OPPENHEIMER   OPPENHEIMER
                                                    SERIES      FLEXIBLE      SERIES     WORLDWIDE      GLOBAL      STRATEGIC
                                                   BALANCED      INCOME       GROWTH      GROWTH      SECURITIES      BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $8           $6           $-          $21           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  8            6            -           21            -             -

Expenses:
   Mortality and expense risk and other charges          2            1            1           60            1             -
     Annual administrative charges                       -            -            -            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           2            1            1           61            1             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             6            5           (1)         (40)          (1)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (3)           -            -         (682)          (6)           (1)
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (3)           -            -         (682)          (6)           (1)

Net unrealized appreciation (depreciation) of
   investments                                         (29)          10          (32)        (169)         (38)            1
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(26)         $15         $(33)       $(891)        $(45)           $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 PIMCO
                                                               STOCKSPLUS    PIONEER                    PIONEER      PIONEER
                                                  PIMCO HIGH   GROWTH AND  EQUITY-INCOME  PIONEER       MID-CAP       SMALL
                                                    YIELD        INCOME        VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $21,664       $5,561           $3         $124         $195            $1
                                                 -------------------------------------------------------------------------------
Total investment income                               21,664        5,561            3          124          195             1

Expenses:
   Mortality and expense risk and other charges        4,283        3,303            1          191          584            39
     Annual administrative charges                       133           96            -            5           23             1
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                   340          374            -            3           18             -
     Other contract charges                              248          151            -           23           48             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1            1            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,005        3,925            1          222          673            40
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          16,659        1,636            2          (98)        (478)          (39)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (18,706)     (63,970)           -       (1,493)      (1,011)          (35)
Capital gains distributions                                -            -            -            -        1,087             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (18,706)     (63,970)           -       (1,493)          76           (35)

Net unrealized appreciation (depreciation) of
   investments                                        (3,581)      10,124          (21)      (1,359)      (6,968)         (577)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(5,628)    $(52,210)        $(19)     $(2,950)     $(7,370)        $(651)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                       PRUDENTIAL
                                                                                                      SP JENNISON   PUTNAM VT
                                                   PROFUND VP  PROFUND VP   PROFUND VP   PRUDENTIAL  INTERNATIONAL  GROWTH AND
                                                     BULL      EUROPE 30    SMALL-CAP     JENNISON      GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-           $-           $-           $-           $-           $19
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -            -            -            -            19

Expenses:
   Mortality and expense risk and other charges          422          151          516          691          251            19
     Annual administrative charges                        19            3           17           20            8             -
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                    20           31           58           28           12             -
     Other contract charges                               27            6           37           82           26             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           488          191          628          821          297            19
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (488)        (191)        (628)        (821)        (297)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)

Net unrealized appreciation (depreciation) of
   investments                                        (1,022)        (425)      (1,582)      (2,790)        (897)         (254)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(8,555)     $(2,409)     $(8,484)    $(16,427)     $(4,021)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                           SMITH
                                                  PUTNAM VT                               BARNEY                      SMITH
                                                 INTERNATIONAL                SMITH     INTERNATIONAL SMITH BARNEY    BARNEY
                                                  GROWTH AND   PUTNAM VT   BARNEY HIGH    ALL CAP      LARGE CAP      MONEY
                                                    INCOME     VOYAGER II     INCOME       GROWTH        VALUE        MARKET
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $6           $-          $82           $2          $18            $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  6            -           82            2           18             2

Expenses:
   Mortality and expense risk and other charges         34           19            5            3            7             2
     Annual administrative charges                       1            1            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             8
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                          35           20            5            3            7            10
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           (29)         (20)          77           (1)          11            (8)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (12)          (8)         (33)          (9)         (24)            -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (12)          (8)         (33)          (9)         (24)            -

Net unrealized appreciation (depreciation) of
   investments                                        (412)        (431)         (62)         (67)        (133)            -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(453)       $(459)        $(18)        $(77)       $(146)          $(8)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     UBS
                                                   TACTICAL
                                                  ALLOCATION
                                                 --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $5
                                                 --------------
Total investment income                                  5

Expenses:
   Mortality and expense risk and other charges         17
     Annual administrative charges                       -
     Minimum death benefit guarantee charges             -
     Contingent deferred sales charges                   -
     Other contract charges                              -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -
        Premium taxes                                    -
                                                 --------------
Total expenses                                          17
                                                 --------------
Net investment income (loss)                           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)
Capital gains distributions                              -
                                                 --------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)

Net unrealized appreciation (depreciation) of
   investments                                        (299)
                                                 --------------

Net increase (decrease) in net assets resulting
   from operations                                   $(326)
                                                 ==============

SEE ACCOMPANYING NOTES.


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                    Golden American Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                GCG TRUST              GCG TRUST    GCG TRUST
                                                                    GCG TRUST     ASSET     GCG TRUST   CAPITAL      CAPITAL
                                                       GCG TRUST     ALL CAP   ALLOCATION    CAPITAL    GROWTH       GUARDIAN
                                                        ALL CAP      ADVISOR     GROWTH       GROWTH    ADVISOR      SMALL CAP
                                                     ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $104,883           $-      $4,696     $463,399           $-   $422,097
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (818)           -         (27)      (7,708)           -     (7,294)
    Net realized gain (loss) on investments and
        capital gains distributions                         (209)           -         (61)     (21,430)           -   (283,317)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,272)           -        (644)     (46,715)           -    276,874
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (3,299)           -        (732)     (75,853)           -    (13,737)

Changes from principal transactions:
    Purchase payments                                    110,856            -      30,995       40,288            -     72,626
    Contract distributions and terminations               (9,054)           -        (753)     (22,815)           -    (19,753)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               95,928            -      15,035       (9,586)           -     19,278
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           1            1            -          2
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           197,730            -      45,278        7,888            -     72,153
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                194,431            -      44,546      (67,965)           -     58,416
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          299,314            -      49,242      395,434            -    480,513

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,038)           -        (511)      (5,491)           -     (7,335)
    Net realized gain (loss) on investments and
        capital gains distributions                      (14,267)           -      (2,018)    (211,562)           -    (87,705)
    Net unrealized appreciation (depreciation) of
        investments                                      (74,887)          (1)     (8,019)      97,211           (6)   (39,390)
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (94,192)          (1)    (10,548)    (119,842)          (6)  (134,430)

Changes from principal transactions:
    Purchase payments                                     83,489          136      11,948       22,649          150     64,429
    Contract distributions and terminations              (12,299)           -      (2,730)     (16,524)           -    (23,540)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (28,572)          41        (671)     (34,948)           4    (45,826)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -          -
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            42,618          177       8,547      (28,823)         154     (4,937)
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                (51,574)         176      (2,001)    (148,665)         148   (139,367)
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $247,740         $176     $47,241     $246,769         $148   $341,146
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST
                                                        CAPITAL                                             GCG TRUST
                                                       GUARDIAN                  GCG TRUST    GCG TRUST    DEVELOPING    GCG TRUST
                                                       SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING      WORLD     DIVERSIFIED
                                                        ADVISOR     CORE BOND     ADVISOR        WORLD       ADVISOR      MID-CAP
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $40,000           $-      $54,398            $-      $11,358
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (857)           -         (422)            -         (408)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,057)           -       (8,712)            -         (602)
    Net unrealized appreciation (depreciation) of
        investments                                            -         2,969            -        4,320             -          668
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -         1,055            -       (4,814)            -         (342)

Changes from principal transactions:
    Purchase payments                                          -        45,161            -       11,440             -       33,892
    Contract distributions and terminations                    -        (3,062)           -       (3,183)            -         (956)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        31,839            -       13,624             -       13,862
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             3            -            1             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        73,941            -       21,882             -       46,798
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        74,996            -       17,068             -       46,456
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       114,996            -       71,466             -       57,814

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         4,398           15       (1,356)            -       (1,405)
    Net realized gain (loss) on investments and
        capital gains distributions                            -         2,237            1        1,932             -       (1,645)
    Net unrealized appreciation (depreciation) of
        investments                                            1        10,717           (3)      (8,556)           (2)     (16,949)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        17,352           13       (7,980)           (2)     (19,999)

Changes from principal transactions:
    Purchase payments                                         85       135,019          872       11,601            81       38,230
    Contract distributions and terminations                    -       (11,442)           -       (4,659)            -       (3,572)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  235       169,200          107      (10,428)            -       18,686
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               320       292,777          979       (3,486)           81       53,344
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    321       310,129          992      (11,466)           79       33,345
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $321      $425,125         $992      $60,000           $79      $91,159
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST                              GCG TRUST                  GCG TRUST
                                                      DIVERSIFIED   GCG TRUST    GCG TRUST     EQUITY      GCG TRUST      EQUITY
                                                        MID-CAP      EMERGING      EQUITY      GROWTH        EQUITY       INCOME
                                                        ADVISOR      MARKETS       GROWTH      ADVISOR       INCOME       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $19,953           $-           $-    $ 291,793            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (46)           -            -          814             -
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,106)           -            -       (1,482)            -
    Net unrealized appreciation (depreciation) of
        investments                                            -           898            -            -         (822)            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (254)           -            -       (1,490)            -

Changes from principal transactions:                                                      -            -       78,113             -
    Purchase payments                                          -           305            -            -      (19,657)            -
    Contract distributions and terminations                    -          (580)           -            -       68,000             -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -       (19,424)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            4             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       (19,699)           -            -      126,460             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -       (19,953)           -            -      124,970             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -      416,763             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -          (19)          (1)      (1,888)            6
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -          (88)           -      (13,856)            3
    Net unrealized appreciation (depreciation) of
        investments                                           (4)            -         (170)         (22)     (56,537)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (4)            -         (277)         (23)     (72,281)          (11)

Changes from principal transactions:
    Purchase payments                                        136             -        2,518          468       85,631           591
    Contract distributions and terminations                    -             -          (48)           -      (20,848)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   88             -        2,169           13          403            60
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            2             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               224             -        4,639          481       65,188           651
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    220             -        4,362          458       (7,093)          640
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $220            $-       $4,362         $458     $409,670          $640
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                                            GCG TRUST
                                                       GCG TRUST     EQUITY                   GCG TRUST     GCG TRUST     FULLY
                                                        EQUITY     OPPORTUNITY   GCG TRUST   FOCUS VALUE      FULLY       MANAGED
                                                      OPPORTUNITY    ADVISOR    FOCUS VALUE    ADVISOR       MANAGED      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $477,934            $-           $-           $-     $345,651            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (7,700)            -            -            -        7,691             -
    Net realized gain (loss) on investments and
        capital gains distributions                      (15,294)            -            -            -       21,548             -
    Net unrealized appreciation (depreciation) of
        investments                                      (50,801)            -            -            -        1,318             -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (73,795)            -            -            -       30,557             -

Changes from principal transactions:
    Purchase payments                                     75,117             -            -            -      146,482             -
    Contract distributions and terminations              (21,611)            -            -            -      (26,120)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (17,438)            -            -            -      148,392             -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  2             -            -            -            9             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            36,070             -            -            -      268,763             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (37,725)            -            -            -      299,320             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          440,209             -            -            -      644,971             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,971)            -          (39)           -       (1,345)            9
    Net realized gain (loss) on investments and
        capital gains distributions                     (150,767)            -         (201)           -       13,721             9
    Net unrealized appreciation (depreciation) of
        investments                                       21,921             -          (90)          (2)     (34,916)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                      (134,817)            -         (330)          (2)     (22,540)           (2)

Changes from principal transactions:
    Purchase payments                                     34,448            32        3,044           23      223,105           900
    Contract distributions and terminations              (17,174)            -          (96)           -      (43,624)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (41,715)            2        3,313           27      133,166            (4)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  3             -            -            -            1             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (24,438)           34        6,261           50      312,648           896
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                               (159,255)           34        5,931           48      290,108           894
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $280,954           $34       $5,931          $48     $935,079          $894
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                GCG TRUST
                                                       GCG TRUST   FUNDAMENTAL   GCG TRUST    GLOBAL                    GCG TRUST
                                                      FUNDAMENTAL     GROWTH      GLOBAL     FRANCHISE    GCG TRUST      GROWTH
                                                     GROWTH FOCUS    ADVISOR     FRANCHISE    ADVISOR       GROWTH       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-           $-   $1,474,980           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -            -            -      (21,671)           -
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -            -            -     (652,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                            -             -            -            -      196,709            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -             -            -            -     (476,976)           -

Changes from principal transactions:
    Purchase payments                                          -             -            -            -      150,918            -
    Contract distributions and terminations                    -             -            -            -      (53,998)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -             -            -            -      (92,035)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            3            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -             -            -            -        4,888            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -             -            -            -     (472,088)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -    1,002,892            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (12)            -          (84)          (1)     (13,950)           -
    Net realized gain (loss) on investments and
        capital gains distributions                          (17)            -         (154)           -     (524,085)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (114)           (5)        (208)           6      244,425           (5)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (143)           (5)        (446)           5     (293,610)          (5)

Changes from principal transactions:
    Purchase payments                                      1,709            99        7,816          690       56,919           68
    Contract distributions and terminations                  (21)            -         (161)           -      (35,962)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,197            14        7,461           13     (170,198)          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,885           113       15,116          703     (149,241)          97
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  2,742           108       14,670          708     (442,851)          92
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $2,742          $108      $14,670         $708     $560,041          $92
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                              GCG TRUST     GCG TRUST
                                                       GCG TRUST                 GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST
                                                        GROWTH      GCG TRUST   HARD ASSETS   ENHANCED      ENHANCED   INTERNATIONAL
                                                        ADVISOR    HARD ASSETS    ADVISOR       EAFE      EAFE ADVISOR    EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $41,509           $-           $-           $-     $194,618
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (662)           -            -            -       (3,180)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,681)           -            -            -      (66,811)
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,365)           -            -            -       30,006
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (5,708)           -            -            -      (39,985)

Changes from principal transactions:
    Purchase payments                                          -         6,781            -            -            -       21,029
    Contract distributions and terminations                    -        (1,927)           -            -            -       (7,978)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        (7,446)           -            -            -      (23,623)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        (2,592)           -            -            -      (10,572)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        (8,300)           -            -            -      (50,557)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        33,209            -            -            -      144,061

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (642)           -          (24)           -       (1,510)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (2,333)           -         (285)           -      (18,218)
    Net unrealized appreciation (depreciation) of
        investments                                           (5)       (1,937)           1           29           (1)      (1,709)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (5)       (4,912)           1         (280)          (1)     (21,437)

Changes from principal transactions:
    Purchase payments                                         68        10,388           63        2,749          166       15,966
    Contract distributions and terminations                    -        (2,996)           -          (61)           -       (6,869)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   29        32,064           33        2,582            -      (11,244)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                97        39,456           96        5,270          166       (2,147)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     92        34,544           97        4,990          165      (23,584)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $92       $67,753          $97       $4,990         $165     $120,477
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                                         GCG TRUST
                                                      GCG TRUST                  GCG TRUST                             J.P. MORGAN
                                                     INTERNATIONAL   GCG TRUST    INTERNET                 GCG TRUST      FLEMING
                                                        EQUITY       INTERNET    TOLLKEEPER   GCG TRUST    INVESTORS     SMALL CAP
                                                        ADVISOR     TOLLKEEPER    ADVISOR     INVESTORS     ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-      $21,558           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (27)           -         (325)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (152)           -         (368)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            (1)           -       (3,000)           -            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (180)           -       (3,693)           -            -

Changes from principal transactions:
    Purchase payments                                          -         3,417            -       41,981            -            -
    Contract distributions and terminations                    -           (36)           -       (2,329)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -         2,188            -       33,883            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -         5,569            -       73,535            -            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -         5,389            -       69,842            -            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -         5,389            -       91,400            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               1          (169)           -       (1,156)           1          (56)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (3,259)           -       (2,693)           -          (90)
    Net unrealized appreciation (depreciation) of
        investments                                            -            32           (4)     (23,933)           -         (411)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        (3,396)          (4)     (27,782)           1         (557)

Changes from principal transactions:
    Purchase payments                                        218         7,425           42       33,925          267        5,453
    Contract distributions and terminations                    -          (281)           -       (3,916)           -         (116)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   35         3,665           15       (1,491)          29        4,710
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               253        10,809           57       28,518          296       10,047
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    254         7,413           53          736          297        9,490
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $254       $12,802          $53      $92,136         $297       $9,490
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                     GCG TRUST J.P                 GCG TRUST
                                                        MORGAN      GCG TRUST      JANUS                   GCG TRUST     GCG TRUST
                                                        FLEMING       JANUS      GROWTH AND   GCG TRUST    LARGE CAP      LIMITED
                                                       SMALL CAP    GROWTH AND     INCOME     LARGE CAP      VALUE       MATURITY
                                                        ADVISOR       INCOME      ADVISOR       VALUE       ADVISOR        BOND
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $12,726           $-      $98,545           $-     $200,958
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (420)           -       (2,813)           -        8,924
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (175)           -         (343)           -        4,818
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,724)           -       (1,637)           -        3,378
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (4,319)           -       (4,793)           -       17,120

Changes from principal transactions:
    Purchase payments                                          -        56,119            -      114,157            -       94,671
    Contract distributions and terminations                    -        (1,615)           -       (6,489)           -      (16,054)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        29,809            -       74,069            -       67,367
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        84,313            -      181,737            -      145,984
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        79,994            -      176,944            -      163,104
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        92,720            -      275,489            -      364,062

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)       (1,869)           -       (4,985)          (1)       8,171
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (4,040)           -      (12,529)           -        6,401
    Net unrealized appreciation (depreciation) of
        investments                                           (9)      (22,039)         (15)     (66,466)         (14)       9,830
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from               (10)      (27,948)         (15)     (83,980)         (15)      24,402
        operations

Changes from principal transactions:
    Purchase payments                                        462        55,155          541       90,790          307       96,571
    Contract distributions and terminations                    -        (4,880)           -      (11,843)           -      (30,028)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   59        15,298           61       25,232           41      103,934
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               521        65,573          602      104,179          348      170,477
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    511        37,625          587       20,199          333      194,879
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $511      $130,345         $587     $295,688         $333     $558,941
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                      GCG TRUST               GCG TRUST                  GCG TRUST
                                                                       LIQUID    GCG TRUST      MANAGED    GCG TRUST      MID-CAP
                                                       GCG TRUST       ASSET      MANAGED       GLOBAL      MID-CAP       GROWTH
                                                      LIQUID ASSET    ADVISOR      GLOBAL      ADVISOR       GROWTH      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $679,666         $-      $228,347           $-   $1,158,061           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (1,253)         -        (3,832)           -      (14,522)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -       (98,932)           -     (607,476)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -        72,788            -      312,790            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (1,253)         -       (29,976)           -     (309,208)           -

Changes from principal transactions:
    Purchase payments                                      591,523          -        58,076            -      180,227            -
    Contract distributions and terminations               (449,815)         -       (10,294)           -      (45,653)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                251,363          -         4,232            -      (55,138)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    1          -             3            -            1            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             393,072          -        52,017            -       79,437            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  391,819          -        22,041            -     (229,771)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          1,071,485          -       250,388            -      928,290            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (35,023)        (2)       (3,977)           -      (11,581)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -        (2,654)           -     (502,998)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -       (50,119)          (2)      41,552           (9)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (35,023)        (2)      (56,750)          (2)    (473,027)          (9)

Changes from principal transactions:
    Purchase payments                                      454,243      3,191        48,234           31       86,280          231
    Contract distributions and terminations               (594,093)         -       (12,917)           -      (30,288)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                126,567     (1,389)       (5,872)          21      (75,674)         327
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    -          -             1            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             (13,283)     1,802        29,446           52      (19,682)         558
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  (48,306)     1,800       (27,304)          50     (492,709)         549
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $1,023,179     $1,800      $223,084          $50     $435,581         $549
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                       GCG TRUST                 GCG TRUST                 GCG TRUST    GCG TRUST
                                                        MARKET      GCG TRUST   REAL ESTATE   GCG TRUST     RESEARCH     SPECIAL
                                                        MANAGER    REAL ESTATE    ADVISOR      RESEARCH     ADVISOR     SITUATIONS
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $6,619      $100,303           $-     $800,528           $-       $5,891
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (545)        2,682            -      (11,613)           -         (241)
    Net realized gain (loss) on investments and
        capital gains distributions                       3,429         6,128            -        2,768            -         (359)
    Net unrealized appreciation (depreciation) of
        investments                                      (3,695)       (3,608)           -     (178,581)           -         (769)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (811)        5,202            -     (187,426)           -       (1,369)

Changes from principal transactions:
    Purchase payments                                      (168)       23,104            -       98,910            -       12,758
    Contract distributions and terminations                 (10)       (4,974)           -      (32,070)           -         (535)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (5,630)        2,531            -      (42,232)           -        7,580
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             3            -            1            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (5,808)       20,664            -       24,609            -       19,803
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (6,619)       25,866            -     (162,817)           -       18,434
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       126,169            -      637,711            -       24,325

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -         3,164            7       (7,743)           -         (504)
    Net realized gain (loss) on investments and
        capital gains distributions                           -         5,522            2     (159,946)           -       (1,565)
    Net unrealized appreciation (depreciation) of
        investments                                           -       (16,719)          (2)       3,501           (3)      (6,229)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -        (8,033)           7     (164,188)          (3)      (8,298)

Changes from principal transactions:
    Purchase payments                                         -        44,924          243       51,406          254        6,311
    Contract distributions and terminations                   -        (8,734)           -      (28,260)           -         (834)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -        33,281           26      (75,634)          75          290
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        69,471          269      (52,488)         329        5,767
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -        61,438          276     (216,676)         326       (2,531)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $-      $187,607         $276     $421,035         $326      $21,794
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                      GCG TRUST                   GCG TRUST                GCG TRUST
                                                       SPECIAL      GCG TRUST     STRATEGIC    GCG TRUST     TOTAL      GCG TRUST
                                                      SITUATIONS    STRATEGIC      EQUITY       TOTAL        RETURN       VALUE
                                                       ADVISOR       EQUITY        ADVISOR      RETURN      ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-     $359,734            $-     $608,868           $-     $180,722
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (5,301)            -       21,062            -       (1,768)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (127,454)            -       17,228            -          265
    Net unrealized appreciation (depreciation) of
        investments                                           -       52,004             -      (46,531)           -      (14,146)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (80,751)            -       (8,241)           -      (15,649)

Changes from principal transactions:
    Purchase payments                                         -       38,833             -      174,830            -       32,137
    Contract distributions and terminations                   -      (13,819)            -      (38,220)           -       (9,292)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -      (44,615)            -       56,153            -       11,120
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            -             -            4            -            1
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -      (19,601)            -      192,767            -       33,966
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -     (100,352)            -      184,526            -       18,317
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -      259,382             -      793,394            -      199,039

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (3,672)            -        4,052           17       (2,233)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (113,239)            -          704            1      (11,165)
    Net unrealized appreciation (depreciation) of
        investments                                          (1)      38,088            (1)     (67,592)         (29)     (27,107)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (1)     (78,823)           (1)     (62,836)         (11)     (40,505)

Changes from principal transactions:
    Purchase payments                                        36       15,000            61      155,432          976       24,266
    Contract distributions and terminations                   -       (9,725)            -      (47,311)           -       (9,725)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  21      (45,983)           18       14,587          (10)         164
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            1             -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               57      (40,707)           79      122,708          966       14,705
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    56     (119,530)           78       59,872          955      (25,800)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $56     $139,852           $78     $853,266         $955     $173,239
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GCG TRUST
                                                                    GCG TRUST   VAN KAMPEN     AIM V.I.
                                                       GCG TRUST    VAN KAMPEN    GROWTH &      DENT                     AIM V.I.
                                                     VALUE EQUITY   GROWTH AND     INCOME    DEMOGRAPHIC    AIM V.I.     CAPITAL
                                                        ADVISOR       INCOME      ADVISOR       TRENDS       GROWTH    APPRECIATION
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-      $860,338           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (11,298)           -           (3)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        30,166            -            3            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           -      (137,786)           -          (12)          18            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (118,918)           -          (12)          18            -

Changes from principal transactions:
    Purchase payments                                         -        70,829            -          404          137            -
    Contract distributions and terminations                   -       (39,067)           -           (5)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -       (41,139)           -        3,163          289            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             6            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        (9,371)           -        3,562          425            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -      (128,289)           -        3,550          443            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       732,049            -        3,550          443            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              1        (6,430)           5         (159)         (11)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        (9,833)           1       (1,222)        (108)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (3)     (100,836)         (12)      (2,117)        (102)          (7)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (2)     (117,099)          (6)      (3,498)        (221)          (7)

Changes from principal transactions:
    Purchase payments                                        62        44,218          960        9,229          663           24
    Contract distributions and terminations                   -       (36,216)           -         (233)         (18)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  47       (68,345)          36        2,287          (19)          10
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             1            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from          109       (60,342)         996       11,283          626           34
        principal transactions
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                   107      (177,441)         990        7,785          405           27
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                            $107      $554,608         $990      $11,335         $848          $27
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                      AIM V.I.    ALLIANCE     ALLIANCE     ALLIANCE   FIDELITY(R)
                                                        AIM V.I.      PREMIER     BERNSTEIN    GROWTH AND    PREMIER        VIP
                                                      CORE EQUITY     EQUITY       VALUE        INCOME       GROWTH       GROWTH
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-            $-           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -           (2)          (4)          (3)          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -           (5)          (3)          (6)          (4)
    Net unrealized appreciation (depreciation) of
        investments                                           -             -           18           41           61           36
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -             -           11           34           52           30

Changes from principal transactions:
    Purchase payments                                         -             -          463        1,467          921          578
    Contract distributions and terminations                   -             -           (1)          (3)          (1)         (12)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -             -          122          155          119           97
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -             -          584        1,619        1,039          663
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -             -          595        1,653        1,091          693
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -             -          595        1,653        1,091          693

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -          (24)          86          (26)        (130)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -          (19)         (72)        (413)        (725)
    Net unrealized appreciation (depreciation) of
        investments                                          (3)           (7)        (241)      (1,016)        (166)      (1,237)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (3)           (7)        (284)      (1,002)        (605)      (2,092)

Changes from principal transactions:
    Purchase payments                                        41            69        1,019        3,457          942       13,555
    Contract distributions and terminations                   -             -          (44)        (100)         (74)        (197)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   3            18        1,423          722          740       11,253
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               44            87        2,398        4,079        1,608       24,611
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    41            80        2,114        3,077        1,003       22,519
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $41           $80       $2,709       $4,730       $2,094      $23,212
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                                FRANKLIN
                                                        FIDELITY(R)   FIDELITY(R)  FIDELITY(R)  SMALL CAP                 GALAXY VIP
                                                           VIP           VIP          VIP         VALUE      GREENWICH      ASSET
                                                      EQUITY-INCOME  CONTRAFUND(R)  OVERSEAS    SECURITIES  APPRECIATION  ALLOCATION
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-           $-         $831       $1,387
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)          (3)           -            -           (7)           5
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -            -            -            1          (14)
    Net unrealized appreciation (depreciation) of
        investments                                           63           51            -            -          (46)        (136)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            54           48            -            -          (52)        (145)

Changes from principal transactions:
    Purchase payments                                      1,658        1,001            -            -            5          105
    Contract distributions and terminations                  (10)          (2)           -            -          (44)         (76)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  247          136            -            -          (17)         (11)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,895        1,135            -            -          (56)          18
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                  1,949        1,183            -            -         (108)        (127)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,949        1,183            -            -          723        1,260

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (53)         (35)           -            -            -            4
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,606)         (35)           -            -          (11)        (192)
    Net unrealized appreciation (depreciation) of
        investments                                           62         (331)           -           (3)        (130)         (40)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (1,597)        (401)           -           (3)        (141)        (228)

Changes from principal transactions:
    Purchase payments                                     12,283        3,038            9           20           15            1
    Contract distributions and terminations                 (287)         (57)           -            -           (5)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               11,503          675            -            -           (3)        (377)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            23,499        3,656            9           20            7         (401)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                 21,902        3,255            9           17         (134)        (629)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $23,851       $4,438           $9          $17         $589         $631
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GALAXY VIP   GALAXY VIP
                                                                    GALAXY VIP      HIGH        SMALL      ING GET      ING GET
                                                       GALAXY VIP   GROWTH AND    QUALITY      COMPANY       FUND -       FUND -
                                                         EQUITY       INCOME        BOND        GROWTH      SERIES N     SERIES P
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $1,071        $ 284          $78          $72           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (20)          (4)           5           (1)          28          (79)
    Net realized gain (loss) on investments and
        capital gains distributions                          (45)          (9)           1           (1)          72            -
    Net unrealized appreciation (depreciation) of
        investments                                         (162)         (14)           1            1          661          293
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (227)         (27)           7           (1)         761          214

Changes from principal transactions:
    Purchase payments                                         87           48           33            9        1,687        6,196
    Contract distributions and terminations                  (87)         (11)          (4)           -         (135)        (202)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (37)         (93)          38            4       28,555      146,837
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (37)         (56)          67           13       30,107      152,831
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (264)         (83)          74           12       30,868      153,045
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              807          201          152           84       30,868      153,045

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (11)          (2)           4           (1)        (225)      (1,613)
    Net realized gain (loss) on investments and
        capital gains distributions                          (84)          (5)           2           (7)           1          (70)
    Net unrealized appreciation (depreciation) of
        investments                                         (126)         (42)           3          (23)        (538)       1,644
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (221)         (49)           9          (31)        (762)         (39)

Changes from principal transactions:
    Purchase payments                                         15            4            -           12           (8)        (437)
    Contract distributions and terminations                  (33)         (14)          (4)          (5)        (792)      (3,496)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (81)         (20)         (27)          (3)        (645)      (5,227)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (99)         (30)         (31)           4       (1,445)      (9,160)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (320)         (79)         (22)         (27)      (2,207)      (9,199)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $487         $122         $130          $57      $28,661     $143,846
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING GET      ING GET      ING GET     ING GET      ING GET
                                                         FUND -       FUND -      FUND -       FUND -       FUND -      ING ALGER
                                                        SERIES Q     SERIES R    SERIES S     SERIES T     SERIES U      GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -            -           -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -            -           -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -            -           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -            -           -            -            -
    Contract distributions and terminations                    -            -            -           -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,904            -            -           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                  1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,904            -            -           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             335          320         (132)       (298)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (3)          48          (15)          8            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          217        1,356        1,013       2,300            -           (4)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           549        1,724          866       2,010            -           (4)

Changes from principal transactions:
    Purchase payments                                      2,717        2,413        3,067       6,518          466           43
    Contract distributions and terminations               (2,304)      (2,081)      (1,591)       (152)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              166,163      168,470      216,928     229,572          582            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           166,576      168,802      218,404     235,938        1,048           43
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                167,125      170,526      219,270     237,948        1,048           39
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $169,029     $170,526     $219,270    $237,948       $1,048          $39
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                          ING                   ING MFS(R)     ING MFS(R)
                                                        AMERICAN                  CAPITAL      CAPITAL
                                                        CENTURY      ING J.P.  OPPORTUNITIES OPPORTUNITIES   ING MFS(R)  ING OPCAP
                                                       SMALL CAP    MORGAN MID   (INITIAL       (SERVICE      GLOBAL      BALANCED
                                                         VALUE      CAP VALUE     CLASS)         CLASS)       GROWTH       VALUE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           (2)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           (2)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           48           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           44           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -          625           -            -            -
    Contract distributions and terminations                    -            -           (3)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           32           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -          654           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -          698           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -          698           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -          (17)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -           (4)         (59)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            7         (329)        (13)           -           (5)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            3         (405)        (13)           -           (5)

Changes from principal transactions:
    Purchase payments                                          2          140          717          85           66          131
    Contract distributions and terminations                    -            -          (25)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -          158          295           -            9            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 2          298          987          85           75          131
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      2          301          582          72           75          126
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $2         $301       $1,280         $72          $75         $126
                                                      =============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                       ING     ING SALOMON                ING T. ROWE   ING UBS
                                                        ING PIMCO    SALOMON      BROS.      ING SCUDDER    PRICE       TACTICAL
                                                         TOTAL        BROS.     INVESTORS   INTERNATIONAL   GROWTH       ASSET
                                                         RETURN      CAPITAL      VALUE        GROWTH       EQUITY     ALLOCATION
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           -            -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -           -            -            -            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           -            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -           -            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              13            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            1            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           (5)           -           -            -          (19)           -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9            -           -            -          (19)           -

Changes from principal transactions:
    Purchase payments                                        585            9           4            7          163            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (1)           -           -            -            -            2
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               584            9           4            7          163            2
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                    593            9           4            7          144            2
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $593           $9          $4           $7         $144           $2
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING VAN      ING VP                                  ING VP       ING VP
                                                         KAMPEN     WORLDWIDE       ING VP        ING VP    INDEX PLUS   INDEX PLUS
                                                        COMSTOCK     GROWTH          BOND         GROWTH     LARGECAP      MIDCAP
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-      $ 5,554          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         (237)          -            -            2          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (1,558)          -            -           (4)         (5)
    Net unrealized appreciation (depreciation) of
        investments                                            -         (466)          -            -           21          35
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -       (2,261)          -            -           19          28

Changes from principal transactions:
    Purchase payments                                          -       12,903           -            -          834         684
    Contract distributions and terminations                    -         (485)          -            -            -           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        4,303           -            -          (41)        108
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       16,721           -            -          793         792
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                      -       14,460           -            -          812         820
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       20,014           -            -          812         820

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               2         (536)      1,106            -          (31)        (48)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (2,830)        134            -         (505)       (505)
    Net unrealized appreciation (depreciation) of
        investments                                            7       (4,792)       (195)          (5)        (104)       (180)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9       (8,158)      1,045           (5)        (640)       (733)

Changes from principal transactions:
    Purchase payments                                      1,591       15,820      11,426           51        3,070       4,161
    Contract distributions and terminations                  (13)        (673)       (720)           -          (85)        (74)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  150          355      37,839            -        1,432       1,735
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,728       15,502      48,545           51        4,417       5,822
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  1,737        7,344      49,590           46        3,777       5,089
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $1,737      $27,358     $49,590          $46       $4,589      $5,909
                                                      ============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP      ING VP       ING VP                   ING VP       ING VP
                                                       INDEX PLUS     SMALL       VALUE       ING VP       GROWTH    INTERNATIONAL
                                                        SMALLCAP     COMPANY   OPPORTUNITY  CONVERTIBLE  OPPORTUNITIES   VALUE
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -          (1)          (4)         (27)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           (2)           -          (1)           5         (189)           -
    Net unrealized appreciation (depreciation) of
        investments                                           55            -           -            2            3            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            51            -          (2)           3         (213)           -

Changes from principal transactions:
    Purchase payments                                        489            -         289          146        3,287            -
    Contract distributions and terminations                    -            -           -            -          (61)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  140            -          11           45        2,206            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               629            -         300          191        5,432            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    680            -         298          194        5,219            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              680            -         298          194        5,219            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (32)           -         (12)          12         (170)           -
    Net realized gain (loss) on investments and
        capital gains distributions                         (394)          (5)        (45)         (15)        (662)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (90)         (53)       (250)         (53)      (2,425)         (10)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (516)         (58)       (307)         (56)      (3,257)         (10)

Changes from principal transactions:
    Purchase payments                                      3,269          237         981          673        6,716           52
    Contract distributions and terminations                  (43)           -         (24)         (11)        (246)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  615          (23)        138          234        1,486            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,841          214       1,095          896        7,956           52
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  3,325          156         788          840        4,699           42
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $4,005         $156      $1,086       $1,034       $9,918          $42
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP
                                                         LARGE      ING VP                      ING VP      ING VP    INVESCO VIF
                                                        COMPANY     LARGECAP      ING VP        MIDCAP     SMALLCAP   - FINANCIAL
                                                         VALUE       GROWTH      MAGNACAP  OPPORTUNITIES OPPORTUNITIES  SERVICES
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (2)         (6)           -          (80)          5
    Net realized gain (loss) on investments and
        capital gains distributions                            2            -          (8)           -         (918)         25
    Net unrealized appreciation (depreciation) of
        investments                                            4            3          20            -          297          33
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             5            1           6            -         (701)         63

Changes from principal transactions:
    Purchase payments                                        343          488       3,746            -        8,651         822
    Contract distributions and terminations                   (1)           -        (117)           -         (133)         (4)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                 (191)          44       1,767            -        6,620       1,523
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               151          532       5,396            -       15,138       2,341
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    156          533       5,402            -       14,437       2,404
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              156          533       5,402            -       14,437       2,404

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (9)        (96)           -         (493)        (96)
    Net realized gain (loss) on investments and
        capital gains distributions                          (40)        (292)       (437)           -       (1,185)     (1,999)
    Net unrealized appreciation (depreciation) of
        investments                                         (163)         (52)     (2,222)          (4)     (12,282)       (590)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (204)        (353)     (2,755)          (4)     (13,960)     (2,685)

Changes from principal transactions:
    Purchase payments                                        575          719       7,453           16       24,037      11,708
    Contract distributions and terminations                  (15)         (40)       (335)           -         (584)       (419)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  446          147       2,573            -        6,188      11,933
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,006          826       9,691           16       29,641      23,222
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    802          473       6,936           12       15,681      20,537
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $958       $1,006     $12,338          $12      $30,118     $22,941
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                         JANUS ASPEN    JANUS
                                                       INVESCO VIF   INVESCO                JANUS ASPEN     SERIES      ASPEN
                                                        - HEALTH       VIF -   INVESCO VIF     SERIES      FLEXIBLE     SERIES
                                                        SCIENCES     LEISURE   - UTILITIES    BALANCED      INCOME      GROWTH
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              22            -           3            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           16            -           4            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          (81)           -          (6)           -            -            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (43)           -           1            -            -            -

Changes from principal transactions:
    Purchase payments                                      1,234            -         325            -            -            -
    Contract distributions and terminations                  (55)           -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                9,654            -         638            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            10,833            -         963            -            -            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 10,790            -         964            -            -            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           10,790            -         964            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (434)         (40)        (28)           6            5           (1)
    Net realized gain (loss) on investments and
        capital gains distributions                       (4,162)        (157)       (205)          (3)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                       (1,617)          16        (198)         (29)          10          (32)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (6,213)        (181)       (431)         (26)          15          (33)

Changes from principal transactions:
    Purchase payments                                     14,819        4,483       2,753          548          270          225
    Contract distributions and terminations               (1,044)         (74)       (128)          (2)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               12,206        1,869       4,625          (24)          (1)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            25,981        6,278       7,250          522          268          225
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 19,768        6,097       6,819          496          283          192
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $30,558       $6,097      $7,783         $496         $283         $192
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       JANUS ASPEN                                         PIMCO
                                                         SERIES    OPPENHEIMER OPPENHEIMER               STOCKSPLUS     PIONEER
                                                       WORLDWIDE     GLOBAL     STRATEGIC   PIMCO HIGH   GROWTH AND  EQUITY-INCOME
                                                         GROWTH    SECURITIES      BOND        YIELD       INCOME        VCT
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-     $162,857    $258,484           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -           -       12,879       5,699            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -           -      (12,967)    (21,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                           64            -           -          448     (20,466)           -
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            58            -           -          360     (35,781)           -

Changes from principal transactions:
    Purchase payments                                      1,166            -           -       56,951      34,841            -
    Contract distributions and terminations                   (7)           -           -      (12,056)    (11,973)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   81            -           -       28,231      (4,506)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,240            -           -       73,126      18,362            -
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  1,298            -           -       73,486     (17,419)           -
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,298            -           -      236,343     241,065            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (40)          (1)          -       16,659       1,636            2
    Net realized gain (loss) on investments and
        capital gains distributions                         (682)          (6)         (1)     (18,706)    (63,970)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (169)         (38)          1       (3,581)     10,124          (21)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (891)         (45)          -       (5,628)    (52,210)         (19)

Changes from principal transactions:
    Purchase payments                                      3,277          273          51       55,612      25,548          198
    Contract distributions and terminations                 (141)          (3)          -      (15,056)    (10,918)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (9)         (20)        (35)      33,966     (21,848)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,127          250          16       74,522      (7,218)         198
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,236          205          16       68,894     (59,428)         179
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $3,534         $205         $16     $305,237    $181,637         $179
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                    PIONEER      PIONEER
                                                       PIONEER      MID-CAP       SMALL     PROFUND VP   PROFUND VP  PROFUND VP
                                                       FUND VCT    VALUE VCT   COMPANY VCT     BULL      EUROPE 30    SMALL-CAP
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-          $-           $-           $-          $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (4)          (3)         (82)        (88)         (94)
    Net realized gain (loss) on investments and
        capital gains distributions                            3           -           (7)        (640)     (4,198)      (1,538)
    Net unrealized appreciation (depreciation) of
        investments                                           20          97           49          214          83          141
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            23          93           39         (508)     (4,203)      (1,491)

Changes from principal transactions:
    Purchase payments                                      1,074         620          857        3,580       1,157        2,754
    Contract distributions and terminations                   (6)         (6)           -         (153)       (293)        (281)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,184       4,432           42       17,664       9,651       18,986
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,252       5,046          899       21,091      10,515       21,459
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,275       5,139          938       20,583       6,312       19,968
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            2,275       5,139          938       20,583       6,312       19,968

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (98)       (478)         (39)        (488)       (191)        (628)
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,493)         76          (35)      (7,045)     (1,793)      (6,274)
    Net unrealized appreciation (depreciation) of
        investments                                       (1,359)     (6,968)        (577)      (1,022)       (425)      (1,582)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,950)     (7,370)        (651)      (8,555)     (2,409)      (8,484)

Changes from principal transactions:
    Purchase payments                                     10,991      22,661        2,180        5,734       2,797       11,484
    Contract distributions and terminations                 (339)     (1,418)         (56)      (1,352)       (941)      (4,103)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               10,087      34,050        1,006       14,855       9,868       19,747
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            20,739      55,293        3,130       19,237      11,724       27,128
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 17,789      47,923        2,479       10,682       9,315       18,644
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $20,064     $53,062       $3,417      $31,265     $15,627      $38,612
                                                      ===========================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                   PRUDENTIAL               PUTNAM VT                  SMITH
                                                                  SP JENNISON   PUTNAM VT INTERNATIONAL                BARNEY
                                                       PRUDENTIAL INTERNATIONAL GROWTH AND  GROWTH AND   PUTNAM VT      HIGH
                                                       JENNISON      GROWTH       INCOME      INCOME     VOYAGER II    INCOME
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $ 7,732     $ 2,720           $-           $-          $-        $ 446
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (407)       (126)          (1)          (2)         (1)          44
    Net realized gain (loss) on investments and
        capital gains distributions                       (5,401)     (3,123)          (1)          (4)          -          (32)
    Net unrealized appreciation (depreciation) of
        investments                                        2,985         418           13           16          46          (32)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,823)     (2,831)          11           10          45          (20)

Changes from principal transactions:
    Purchase payments                                     16,595       7,856          450          488         456            -
    Contract distributions and terminations                 (945)       (448)           -            -          (1)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               25,432       4,013           (6)         106          77          (31)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            41,082      11,421          444          594         532          (56)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 38,259       8,590          455          604         577          (76)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           45,991      11,310          455          604         577          370

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (821)       (297)           -          (29)        (20)          77
    Net realized gain (loss) on investments and
        capital gains distributions                      (12,816)     (2,827)         (30)         (12)         (8)         (33)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,790)       (897)        (254)        (412)       (431)         (62)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (16,427)     (4,021)        (284)        (453)       (459)         (18)

Changes from principal transactions:
    Purchase payments                                     16,384       7,906        1,270        2,192       1,233            -
    Contract distributions and terminations               (2,130)       (550)         (94)         (25)        (19)         (17)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               (6,070)        696          315          663         313          (16)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             8,184       8,052        1,491        2,830       1,527          (33)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 (8,243)      4,031        1,207        2,377       1,068          (51)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $37,748     $15,341       $1,662       $2,981      $1,645         $319
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         SMITH
                                                        BARNEY       SMITH       SMITH
                                                      INTERNATIONAL  BARNEY      BARNEY        UBS
                                                        ALL CAP     LARGE CAP    MONEY       TACTICAL
                                                        GROWTH       VALUE       MARKET     ALLOCATION
                                                      --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                               $455       $ 692         $156          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)         (1)         (12)         (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            1          13            -          (4)
    Net unrealized appreciation (depreciation) of
        investments                                         (142)        (79)           -          46
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (146)        (67)         (12)         40

Changes from principal transactions:
    Purchase payments                                          -           -            -         718
    Contract distributions and terminations                   (4)        (15)        (241)          -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (5)        (47)         318          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                (9)        (62)          77         747
                                                      --------------------------------------------------
Total increase (decrease)                                   (155)       (129)          65         787
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              300         563          221         787

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)         11           (8)        (12)
    Net realized gain (loss) on investments and
        capital gains distributions                           (9)        (24)           -         (15)
    Net unrealized appreciation (depreciation) of
        investments                                          (67)       (133)           -        (299)
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (77)       (146)          (8)       (326)

Changes from principal transactions:
    Purchase payments                                          -           -            -         768
    Contract distributions and terminations                   (3)         (9)        (174)        (87)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (19)        (37)         104         406
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (22)        (46)         (70)      1,087
                                                      --------------------------------------------------
Total increase (decrease)                                    (99)       (192)         (78)        761
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $201        $371         $143      $1,548
                                                      ==================================================


SEE ACCOMPANYING NOTES.

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                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2002

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2002, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, SmartDesign Contracts, and ING Rollover Choice Contracts.
GoldenSelect Contracts sold by Golden American during 2002 included DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark, and Generations Contracts. SmartDesign Contracts included Variable Annuity ("VA") and Advantage Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

At December 31, 2002, the Account had 151 investment divisions (the "Divisions") 44 of which invest in independently managed mutual funds and 107 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      The GCG Trust (continued):
   All Cap Series                                      Global Franchise Series (S Class) **
   All Cap Advisor Series **                           Global Franchise Advisor Series **
   Asset Allocation Growth Series                      Growth Series
   Capital Growth Series                               Growth Advisor Series **
   Capital Growth Advisor Series **                    Hard Assets Series
   Capital Guardian Small Cap Series                   Hard Assets Advisor Series **
   Capital Guardian Small Cap Advisor Series **        International Enhanced EAFE Series (S Class) **
   Core Bond Series                                    International Enhanced EAFE Advisor Series **
   Core Bond Advisor Series **                         International Equity Series
   Developing World Series                             International Equity Advisor Series **
   Developing World Advisor Series **                  Internet Tollkeeper Series
   Diversified Mid-Cap Series                          Internet Tollkeeper Advisor Series **
   Diversified Mid-Cap Advisor Series **               Investors Series
   Equity Growth Series (S Class) **                   Investors Advisor Series **
   Equity Growth Series Advisor Series **              J.P. Morgan Fleming Small Cap Equity Series (S Class) **
   Equity Income Series                                J.P. Morgan Fleming Small Cap Equity Advisor Series **
   Equity Income Advisor Series **                     Janus Growth and Income Series
   Equity Opportunity Series                           Janus Growth and Income Advisor Series **
   Equity Opportunity Series Advisor Series **         Large Cap Value Series
   Focus Value Series (S Class) **                     Large Cap Value Advisor Series **
   Focus Value Series Advisor Series **                Limited Maturity Bond Series
   Fully Managed Series                                Liquid Asset Series
   Fully Managed Advisor Series **                     Liquid Asset Advisor Series **
   Fundamental Growth Focus Series (S Class) **        Managed Global Series
   Fundamental Growth Advisor Series **                Managed Global Advisor Series **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

The GCG Trust (continued):                                      ING GET Fund:
   Mid-Cap Growth Series                                           ING GET Fund - Series N *
   Mid-Cap Growth Advisor Series **                                ING GET Fund - Series P *
   Real Estate Series                                              ING GET Fund - Series Q **
   Real Estate Advisor Series **                                   ING GET Fund - Series R **
   Research Series                                                 ING GET Fund - Series S **
   Research Advisor Series **                                      ING GET Fund - Series T **
   Special Situations Series                                       ING GET Fund - Series U **
   Special Situations Advisor Series **                         ING Partners, Inc.:
   Strategic Equity Series                                         ING Alger Growth Portfolio (Service Class) **
   Strategic Equity Advisor Series **                              ING American Century Small Cap Value Portfolio (Service Class) **
   Total Return Series                                             ING J.P. Morgan Mid Cap Value Portfolio (Service Class) **
   Total Return Advisor Series **                                  ING MFS(R)Capital Opportunities Portfolio (Initial Class) *
   Value Equity Series                                             ING MFS(R)Capital Opportunities Portfolio (Service Class) **
   Value Equity Advisor Series **                                  ING MFS(R)Global Growth Portfolio (Service Class) **
   Van Kampen Growth and Income Series                             ING OpCap Balanced Value Portfolio (Service Class) **
   Van Kampen Growth & Income Advisor Series **                    ING PIMCO Total Return Portfolio (Service Class) **
AIM Variable Insurance Funds:                                      ING Salomon Bros. Capital Portfolio (Service Class) **
   AIM V.I. Dent Demographic Trends Fund (Class II Shares) *       ING Salomon Bros. Investors Value Portfolio (Service Class) **
   AIM V.I. Growth Fund (Series II) *                              ING Scudder International Growth Portfolio (Service Class) **
   AIM V.I. Capital Appreciation Fund (Series II) **               ING T. Rowe Price Growth Equity Portfolio (Service Class) **
   AIM V.I. Core Equity Fund (Series II) **                        ING UBS Tactical Asset Allocation Portfolio (Service Class) **
   AIM V.I. Premier Equity Fund (Series II) **                     ING Van Kampen Comstock Portfolio (Service Class) **
Alliance Variable Products Series Fund, Inc.:                   ING Variable Insurance Trust:
   Alliance Bernstein Value Portfolio (Class B) *                  ING VP Worldwide Growth Portfolio (Service Shares)
   Alliance Growth and Income Portfolio (Class B) *             ING VP Bond Portfolio:
   Alliance Premier Growth Portfolio (Class B) *                   ING VP Bond Portfolio (Class S Shares) **
Fidelity(R)Variable Insurance Products Fund:                    ING Variable Portfolios, Inc.:
   Fidelity(R) VIP Growth Portfolio  (Service Class 2) *           ING VP Growth Portfolio (S Class) **
   Fidelity(R) VIP Equity-Income  Portfolio (Service Class 2) *    ING VP Index Plus LargeCap  Portfolio  (Class S) *
   Fidelity(R) VIP  Contrafund(R)Portfolio  (Service Class 2) *    ING VP Index Plus MidCap Portfolio (Class S) *
   Fidelity(R) VIP Overseas  Portfolio  (Service  Class 2) **      ING VP Index Plus SmallCap Portfolio (Class S) *
Franklin Templeton Variable Insurance Products Trust:              ING VP Small Company Portfolio (Class S) **
   Franklin Small Cap Value Securities Fund (Class 2) **           ING VP Value Opportunity Portfolio (Class S) *
Greenwich Street Series Fund:                                   ING Variable Products Trust:
   Greenwich Appreciation Portfolio                                ING VP Convertible Portfolio (Class S) *
The Galaxy VIP Fund:                                               ING VP Growth Opportunities Portfolio (Service Shares) *
   Galaxy VIP Asset Allocation Fund                                ING VP International Value Portfolio (Class S) **
   Galaxy VIP Equity Fund                                          ING VP Large Company Value Portfolio (Class S) *
   Galaxy VIP Growth and Income Fund                               ING VP LargeCap Growth Portfolio (Class S) *
   Galaxy VIP High Quality Bond Fund                               ING VP MagnaCap Portfolio (Service Shares) *
   Galaxy VIP Small Company Growth Fund                            ING VP MidCap Opportunities Portfolio (Class S) **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

ING Variable Products Trust (continued):                                 ProFunds VP:
   ING VP SmallCap Opportunities Portfolio (Service Shares) *               ProFund VP Bull *
INVESCO Variable  Investment Funds,  Inc.:                                  ProFund VP Europe 30 *
   INVESCO VIF - Financial  Services  Fund *                                ProFund  VP  Small-Cap  *
   INVESCO  VIF - Health Sciences Fund *                                 Prudential  Series Fund, Inc.:
   INVESCO VIF - Leisure Fund **                                            Prudential  Jennison Portfolio (Class II Shares)
   INVESCO VIF - Utilities Fund*                                            Prudential SP Jennison International Growth
Janus Aspen  Series:                                                           Portfolio  (Class II Shares)
   Janus Aspen Series  Balanced Portfolio  (Service  Class) **           Putnam  Variable  Trust:
   Janus  Aspen  Series Flexible  Income  Portfolio  (Service  Class) **    Putnam VT Growth  and Income (Class IB) *
   Janus Aspen Series Growth Portfolio (Service Class) **                   Putnam VT International  Growth and Income  (Class IB) *
   Janus Aspen  Series  Worldwide Growth Portfolio (Service Class) *        Putnam VT Voyager Fund II (Class IB) *
Oppenheimer Variable Accounts Fund:                                      Travelers Series Fund Inc.:
   Oppenheimer Global Securities Fund/VA (Service Class) **                 Smith Barney High Income Portfolio
   Oppenheimer Strategic Bond Fund/VA (Service Class) **                    Smith Barney International All Cap Growth Portfolio
PIMCO Variable Insurance Trust:                                             Smith Barney Large Cap Value Portfolio
   PIMCO High Yield Portfolio                                               Smith Barney Money Market Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio                          UBS Series Trust:
Pioneer Variable Contracts Trust:                                           UBS Tactical Allocation Portfolio (Class I) *
   Pioneer Equity-Income VCT Portfolio (Class II) **
   Pioneer Fund VCT Portfolio (Class II Shares) *
   Pioneer Mid-Cap Value VCT Portfolio (Class II Shares) *
   Pioneer Small Company VCT Portfolio (Class II) *

*   Division was new in 2001.
**  Division was new in 2002.


The GCG Trust Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Division were liquidated and Contractowner holdings were reallocated to the Liquid Asset Division as described in the Contract prospectus.

On April 27, 2001, following approval by it shareholders, all remaining proceeds in the GCG Trust Emerging Markets Division were liquidated and Contractowner holdings were reallocated to the GCG Trust Developing World Division as described in the Contract prospectus.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

               CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
ING MFS(R)Capital Opportunities             PPI MFS Capital Opportunities
ING VP Worldwide Growth                     Pilgrim Worldwide Growth
ING VP Index Plus LargeCap                  Aetna Index Plus LargeCap
ING VP Index Plus MidCap                    Aetna Index Plus MidCap
ING VP Index Plus SmallCap                  Aetna Index Plus SmallCap
ING VP Value Opportunity                    Aetna Value Opportunity
ING VP Convertible                          Pilgrim Convertible
ING VP Growth Opportunities                 Pilgrim Growth Opportunities
ING VP Large Company Value                  Pilgrim Growth and Income
ING VP LargeCap Growth                      Pilgrim LargeCap Growth
ING VP MagnaCap                             Pilgrim MagnaCap
ING VP SmallCap Opportunities               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

TRANSFERS

Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity including contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                            ANNUAL RATES
                                                               -----------------

DVA 80                                                                0.80%
DVA                                                                   0.90
DVA Series 100                                                        1.25
DVA Plus (pre February 2000) - Standard                               1.10
DVA Plus (post January 2000) - Standard                               1.15
DVA Plus (post 2000) - Standard                                       1.15
DVA Plus (pre February 2000) - Annual Ratchet                         1.25
DVA Plus (pre February 2000) - 5.5% Solution                          1.25
DVA Plus (post January 2000) - 5.5% Solution                          1.25
DVA Plus (post 2000) - 5.5% Solution                                  1.30
DVA Plus (post January 2000) - Annual Ratchet                         1.30
DVA Plus (pre February 2000) - 7% Solution                            1.40

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)


 SERIES                                                           ANNUAL RATES
                                                               -----------------

DVA Plus (post January 2000) - Max 5.5                                  1.40%
DVA Plus (post 2000) - Annual Ratchet                                   1.40
DVA Plus (post 2000) - Max 5.5                                          1.45
DVA Plus (post January 2000) - 7% Solution                              1.50
DVA Plus (post 2000) - 7% Solution                                      1.50
DVA Plus (post January 2000) - Max 7                                    1.60
DVA Plus (post 2000) - Max 7                                            1.60
Access (pre February 2000) - Standard                                   1.25
Access (post January 2000) - Standard                                   1.30
Access (post 2000) - Standard                                           1.30
Access (pre February 2000) - Annual Ratchet                             1.40
Access (pre February 2000) - 5.5% Solution                              1.40
Access (post January 2000) - Annual Ratchet                             1.45
Access (post January 2000) - 5.5% Solution                              1.45
Access (post 2000) - 5.5% Solution                                      1.45
Access (pre February 2000) - 7% Solution                                1.55
Access (post January 2000) - Max 5.5                                    1.55
Access (post 2000) - Annual Ratchet                                     1.55
Access (post 2000) - Max 5.5                                            1.60
Access (post January 2000) - 7% Solution                                1.65
Access (post 2000) - 7% Solution                                        1.65
Access (post April 2001) - Standard                                     1.65
Access (post January 2000) - Max 7                                      1.75
Access (post 2000) - Max 7                                              1.75
Access (post April 2001) - 5.5% Solution                                1.80
Access (post April 2001) - Annual Ratchet                               1.90
Access (post April 2001) - Max 5.5                                      1.95
Access (post April 2001) - 7% Solution                                  2.00
Access (post April 2001) - Max 7                                        2.10
Premium Plus (pre February 2000) - Standard                             1.25
Premium Plus (post January 2000) - Standard                             1.30

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                           ANNUAL RATES
                                                                 ---------------

Premium Plus (post 2000) - Standard                                    1.30%
Premium Plus (pre February 2000) - Annual Ratchet                      1.40
Premium Plus (pre February 2000) - 5.5% Solution                       1.40
Premium Plus (post January 2000) - Annual Ratchet                      1.45
Premium Plus (post January 2000) - 5.5% Solution                       1.45
Premium Plus (post 2000) - 5.5% Solution                               1.45
Premium Plus (pre February 2000) - 7% Solution                         1.55
Premium Plus (post January 2000) - Max 5.5                             1.55
Premium Plus (post 2000) - Annual Ratchet                              1.55
Premium Plus (post 2000) - Max 5.5                                     1.60
Premium Plus (post January 2000) - 7% Solution                         1.65
Premium Plus (post 2000) - 7% Solution                                 1.65
Premium Plus (post January 2000) - Max 7                               1.75
Premium Plus (post 2000) - Max 7                                       1.75
ES II (pre 2001)                                                       1.25
ES II (post 2000) - Standard                                           1.25
ES II (post 2000) - Deferred Ratchet                                   1.30
ES II (post 2000) - 5.5% Solution                                      1.40
ES II (post 2000) - Annual Ratchet                                     1.50
ES II (post 2000) - Max 5.5                                            1.55
ES II (post 2000) - 7% Solution                                        1.60
ES II (post 2000) - Max 7                                              1.70
Value - Standard                                                       0.75
Access One                                                             0.35
Granite PrimElite - Standard                                           1.10
Granite PrimElite - Annual Ratchet                                     1.25
Generations - Standard                                                 1.25
Generations - Deferred Ratchet                                         1.30
Generations - Annual Ratchet                                           1.50
Generations - 7% Solution                                              1.60
Generations - Max 7                                                    1.70
Landmark - Standard                                                    1.50

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                            ANNUAL RATES
                                                               -----------------

Landmark - 5.5% Solution                                              1.65%
Landmark - Annual Ratchet                                             1.75
Landmark - Max 5.5                                                    1.80
Landmark - 7% Solution                                                1.85
Landmark - Max 7                                                      1.95
VA Option I                                                           0.80
VA Option II                                                          1.10
VA Option III                                                         1.25
VA Bonus Option I                                                     1.30
VA Bonus Option II                                                    1.60
VA Bonus Option III                                                   1.75
Advantage Option I                                                    2.05
Advantage Option II                                                   2.25
Advantage Option III                                                  2.30
Rollover Choice Option I                                              0.60
Rollover Choice Option II                                             0.80
Rollover Choice Option III                                            0.95

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, and Rollover Choice Contracts.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


 3. CHARGES AND FEES (CONTINUED)

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of deferred annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

CONTINGENT DEFERRED SALES CHARGES

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.


  COMPLETE YEARS                 GRANITE
  ELAPSED SINCE         DVA     PRIMELITE
 PREMIUM PAYMENT        80          &       PREMIUM       ES II &                                              ROLLOVER
                      & DVA      DVA PLUS     PLUS     GENERATIONS   VALUE    ADVANTAGE     LANDMARK   VA       CHOICE
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------
        0               6%        7%            8%          8%          6%         6%           6%      7%        6%
        1               5         7             8           7           6          5            5       7         6
        2               4         6             8           6           6          4            4       6         5
        3               3         5             8           5           5          -            3       6         4
        4               2         4             7           4           4          -            -       5         3
        5               1         3             6           3           3          -            -       4         2
        6               -         1             5           2           1          -            -       3         1
        7               -         -             3           1           -          -            -       -         -
        8               -         -             1           -           -          -            -       -         -
       9+               -         -             -           -           -          -            -       -         -
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.


NET ASSETS RETAINED IN THE ACCOUNT BY GOLDEN AMERICAN LIFE INSURANCE COMPANY

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED
                                      -----------------------------
                                           2002            2001
                                      --------------- -------------
                                        (DOLLARS IN THOUSANDS)

Balance at beginning of year              $ 135          $  813
Sales load advanced                           9              46
Amortization of deferred
   sales load and premium tax              (144)           (724)
                                      --------------- -------------
Balance at end of year                  $     -        $   135
                                      =============== =============

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:




                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust:
   All Cap                                                          $99,898        $62,269        $215,529         $18,161
   All Cap Advisor                                                      177              -               -               -
   Asset Allocation Growth                                           18,227         10,179          46,049             798
   Capital Growth                                                   271,861        306,181         150,331         150,151
   Capital Growth Advisor                                               154              -               -               -
   Capital Guardian Small Cap                                       830,463        842,708         474,975         410,116
   Capital Guardian Small Cap Advisor                                   320              -               -               -
   Core Bond                                                        332,380         34,599          96,443          23,096
   Core Bond Advisor                                                    995              -               -               -
   Developing World                                                 256,419        261,252         514,464         492,886
   Developing World Advisor                                              81              -               -               -
   Diversified Mid-Cap                                               58,638          6,680          51,740           5,350
   Diversified Mid-Cap Advisor                                          224              -               -               -
   Emerging Markets                                                       -              -          49,902          69,646
   Equity Growth                                                      5,244            623               -               -
   Equity Growth Advisor                                                480              -               -               -
   Equity Income                                                    166,618        101,344         216,341          81,506
   Equity Income Advisor                                                673             13               -               -
   Equity Opportunity                                               147,404        177,811         142,512         114,142
   Equity Opportunity Advisor                                            34              -               -               -
   Focus Value                                                        6,954            731               -               -
   Focus Value Advisor                                                   50              -               -               -
   Fully Managed                                                    383,713         62,233         377,005          90,177
   Fully Managed Advisor                                                946             34               -               -
   Fundamental Growth Focus                                           3,288            415               -               -
   Fundamental Growth Advisor                                           113              -               -               -
   Global Franchise                                                  19,859          4,824               -               -
   Global Franchise Advisor                                             744             42               -               -
   Growth                                                           922,370      1,085,634         838,003         854,786
   Growth Advisor                                                        97              -               -               -
   Hard Assets                                                      102,835         64,011          15,759          19,014
   Hard Assets Advisor                                                   95              -               -               -
   International Enhanced EAFE                                       18,536         13,290               -               -
   International Enhanced EAFE Advisor                                  166              -               -               -
   International Equity                                             684,796        688,451       1,288,757       1,304,170

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust (continued):
   International Equity Advisor                                       $ 254             $-             $ -             $ -
   Internet Tollkeeper                                               16,754          6,112           5,934             392
   Internet Tollkeeper Advisor                                           57              -               -               -
   Investors                                                         37,278          9,900          79,313           6,102
   Investors Advisor                                                    297              -               -               -
   J.P. Morgan Fleming Small Cap Equity                              10,549            557               -               -
   J.P. Morgan Fleming Small Cap Advisor                                520              -               -               -
   Janus Growth and Income                                           77,366         13,632          85,909           2,016
   Janus Growth and Income Advisor                                      602              -               -               -
   Large Cap Value                                                  137,118         37,870         192,419          13,495
   Large Cap Value Advisor                                              347              -               -               -
   Limited Maturity Bond                                            289,313        109,521         320,388         165,480
   Liquid Asset                                                   6,067,854      6,116,068       5,778,907       5,387,088
   Liquid Asset Advisor                                               3,353          1,553               -               -
   Managed Global Series                                            439,191        413,705         994,534         946,349
   Managed Global Advisor                                                51              -               -               -
   Market Manager                                                         -              -           3,388           8,410
   Mid-Cap Growth                                                   672,311        703,631         813,977         747,789
   Mid-Cap Growth Advisor                                               558              -               -               -
   Real Estate                                                      137,466         62,909          71,207          46,270
   Real Estate Advisor                                                  278              -               -               -
   Research                                                         171,313        231,552         208,240         178,793
   Research Advisor                                                     329              -               -               -
   Special Situations                                                11,468          6,198          21,339           1,778
   Special Situations Advisor                                            56              -               -               -
   Strategic Equity                                                 403,752        448,147         199,079         223,594
   Strategic Equity Advisor                                              79              -               -               -
   Total Return                                                     268,590        141,319         303,584          73,267
   Total Return Advisor                                               1,034             51               -               -
   Value Equity                                                     102,513         90,027         109,345          74,755
   Value Equity Advisor                                                 110              -               -               -
   Van Kampen Growth and Income                                      60,273        127,038          60,251          72,471
   Van Kampen Growth and Income Advisor                               1,031             31               -               -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                  16,368          5,241           3,649              90
   AIM V.I. Growth                                                      987            372             427               2
   AIM V.I. Capital Appreciation                                         34              -               -               -
   AIM V.I. Core Equity                                                  44              -               -               -
   AIM V.I. Premier Equity                                               87              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31
                                                                           2002                           2001
                                                              --------------------------------------------------------------
                                                                PURCHASES         SALES         PURCHASES        SALES
                                                              --------------------------------------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value                                          $ 2,631          $ 257           $ 648            $ 66
   Alliance Growth and Income                                          4,785            619           1,659              44
   Alliance Premier Growth                                             3,175          1,593           1,115              79
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                                               48,243         23,758             705              44
   Fidelity(R)VIP Equity-Income                                        62,498         39,048           1,945              55
   Fidelity(R)VIP Contrafund(R)                                         4,406            783           1,568             436
   Fidelity(R)VIP Overseas                                                  9              -               -               -
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                                    20              -               -               -
Greenwich Street Series Fund:
   Greenwich Appreciation                                                 81             74              54             116
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                                            33            431             214             191
   Galaxy VIP Equity                                                      22            132             130             187
   Galaxy VIP Growth and Income                                            -             32              59             119
   Galaxy VIP High Quality Bond                                           32             58              90              18
   Galaxy VIP Small Company Growth                                        13             11              19               6
ING GET Fund:
   ING GET Fund - Series N                                               733          2,401          33,144           3,009
   ING GET Fund - Series P                                             6,579         18,769         152,998             246
   ING GET Fund - Series Q                                           182,185         15,241           1,904               -
   ING GET Fund - Series R                                           184,803         15,647               -               -
   ING GET Fund - Series S                                           227,944          9,645               -               -
   ING GET Fund - Series T                                           237,424          1,768               -               -
   ING GET Fund - Series U                                             1,047              -               -               -
ING Partners, Inc.:
   ING Alger Growth                                                       43              -               -               -
   ING American Century Small Cap Value                                    2              -               -               -
   ING J.P. Morgan Mid Cap Value                                         357             60               -               -
   ING MFS(R)Capital Opportunities                                     1,163            193             661               9
   ING MFS(R)Capital Opportunities                                        85              -               -               -
   ING MFS(R)Global Growth                                                76              1               -               -
   ING OpCap Balanced Value                                              131              -               -               -
   ING PIMCO Total Return                                                627             29               -               -
   ING Salomon Bros. Capital                                               9              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
ING Partners, Inc. (continued):
   ING Salomon Bros. Investors Value                                    $ 4            $ -              $-             $ -
   ING Scudder International Growth                                       8              -               -               -
   ING T. Rowe Price Growth Equity                                      162              -               -               -
   ING UBS Tactical Asset Allocation                                      2              -               -               -
   ING Van Kampen Comstock                                            1,785             55               -               -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                           24,169          9,196          24,855           8,371
ING VP Bond Portfolio:
   ING VP Bond                                                       63,496         13,839               -               -
ING Variable Portfolios, Inc.:
   ING VP Growth                                                         51              1               -               -
   ING VP Index Plus LargeCap                                         7,078          2,691             896             101
   ING VP Index Plus MidCap                                           9,240          3,466             852              62
   ING VP Index Plus SmallCap                                         8,715          4,883             854             227
   ING VP Small Company                                                 251             37               -               -
   ING VP Value Opportunity                                           1,251            169             314              15
ING Variable Products Trust:
   ING VP Convertible                                                 1,096            187             195               3
   ING VP Growth Opportunities                                       10,173          2,384           7,080           1,675
   ING VP International Value                                            53              1               -               -
   ING VP Large Company Value                                         1,376            372             442             291
   ING VP LargeCap Growth                                             1,869          1,053             538               8
   ING VP MagnaCap                                                   13,443          3,846           5,521             131
   ING VP MidCap Opportunities                                           16              -               -               -
   ING VP SmallCap Opportunities                                     31,124          1,969          20,495           5,437
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                                  63,673         40,543           3,684           1,338
   INVESCO VIF - Health Sciences                                     83,757         58,204          13,606           2,751
   INVESCO VIF - Leisure                                              7,516          1,277               -               -
   INVESCO VIF - Utilities                                            8,167            944           1,085             117
Janus Aspen Series:
   Janus Aspen Series Balanced                                          565             37               -               -
   Janus Aspen Series Flexible Income                                   276              3               -               -
   Janus Aspen Series Growth                                            225              1               -               -
   Janus Aspen Series Worldwide Growth                              104,529        101,442           1,300              62

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                                      $ 274            $24             $ -             $ -
   Oppenheimer Strategic Bond                                            53             36               -               -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                                                 217,839        126,620         187,456         101,450
   PIMCO StocksPLUS Growth and Income                                92,182         97,761          78,983          54,922
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                                            200              1               -               -
   Pioneer Fund VCT                                                  27,454          6,810           2,403             151
   Pioneer Mid-Cap Value VCT                                         69,537         13,624           5,058              16
   Pioneer Small Company VCT                                          3,491            398             978              82
ProFunds VP:
   ProFund VP Bull                                                  114,057         95,299          41,559          20,550
   ProFund VP Europe 30                                             318,634        307,100         179,473         169,046
   ProFund VP Small-Cap                                             321,292        294,784         202,340         180,975
Prudential Series Fund, Inc.:
   Prudential Jennison                                              223,318        215,947         161,864         120,999
   Prudential SP Jennison International Growth                       44,081         36,323          72,009          60,714
Putnam Variable Trust:
   Putnam VT Growth and Income                                        1,662            172             456              13
   Putnam VT International Growth and Income                          3,063            261             625              33
   Putnam VT Voyager II                                               1,601             94             539               8
Travelers Series Fund Inc.:
   Smith Barney High Income                                              82             38              51              62
   Smith Barney International All Cap Growth                              4             26               4              19
   Smith Barney Large Cap Value                                          19             54              30              71
   Smith Barney Money Market                                              2             80             194             129
UBS Series Trust:
   UBS Tactical Allocation                                            1,316            240             794              49

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



6. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2002 and 2001 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract). All of the units issued for the GCG Trust Market Manager Division resulted from such updates.


                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust:
   All Cap                                        14,295,321    10,877,332     3,417,989     20,782,291    4,029,958   16,752,333
   All Cap Advisor                                    18,492             -        18,492              -            -            -
   Asset Allocation Growth                         2,524,223     1,691,382       832,841      5,576,656      359,275    5,217,381
   Capital Growth                                 12,673,641    14,350,360    (1,676,719)     9,170,101    7,646,399    1,523,702
   Capital Growth Advisor                              3,459             -         3,459              -            -            -
   Capital Guardian Small Cap                     31,167,383    33,693,558    (2,526,175)    12,516,724   12,352,679      164,045
   Capital Guardian Small Cap Advisor                 14,125             -        14,125              -            -            -
   Core Bond                                      58,286,404    59,112,337      (825,933)    32,782,567   28,723,840    4,058,727
   Core Bond Advisor                                  32,995            27        32,968              -            -            -
   Developing World                               31,632,928     7,268,250    24,364,678      9,464,453    3,028,846    6,435,607
   Developing World Advisor                           96,894           124        96,770              -            -            -
   Diversified Mid-Cap                            38,357,135    38,795,832      (438,697)    77,143,940   74,214,198    2,929,742
   Diversified Mid-Cap Advisor                         8,162             3         8,159              -            -            -
   Emerging Markets                                8,678,192     2,364,577     6,313,615      6,501,025    1,269,887    5,231,138
   Equity Growth                                      23,763           590        23,173              -            -            -
   Equity Growth Advisor                                   -             -             -      7,053,917    9,615,850   (2,561,933)
   Equity Income                                     715,898       157,257       558,641              -            -            -
   Equity Income Advisor                              47,562             -        47,562              -            -            -
   Equity Opportunity                             10,707,624     7,860,701     2,846,923     11,244,435    5,753,173    5,491,262
   Equity Opportunity Advisor                         68,680         3,462        65,218              -            -            -
   Focus Value                                       927,802       217,748       710,054              -            -            -
   Focus Value Advisor                                 4,735             -         4,735              -            -            -
   Fully Managed                                  16,893,498     5,743,297    11,150,201     15,753,519    5,774,203    9,979,316
   Fully Managed Advisor                              92,813         3,431        89,382              -            -            -
   Fundamental Growth Focus                          412,537        67,974       344,563              -            -            -
   Fundamental Growth Advisor                         11,445             7        11,438              -            -            -
   Global Franchise                                2,512,607       851,207     1,661,400              -            -            -
   Global Franchise Advisor                           78,879         4,514        74,365              -            -            -
   Growth                                         88,418,811   101,385,523   (12,966,712)    56,738,599   57,342,210     (603,611)
   Growth Advisor                                      9,416             -         9,416              -            -            -
   Hard Assets                                     8,767,576     6,176,025     2,591,551      1,479,521    1,669,257     (189,736)
   Hard Assets Advisor                                 9,841             -         9,841              -            -            -
   International Enhanced EAFE                     2,304,452     1,696,647       607,805              -            -            -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust (continued):
   International Enhanced EAFE Advisor                16,921            29        16,892              -            -            -
   International Equity                           88,470,226    88,235,675       234,551    140,797,564  141,233,941     (436,377)
   International Equity Advisor                       25,956             3        25,953              -            -            -
   Internet Tollkeeper                             3,969,315     1,909,841     2,059,474        867,730      158,666      709,064
   Internet Tollkeeper Advisor                         5,119             -         5,119              -            -            -
   Investors                                       5,380,431     2,510,400     2,870,031      8,174,409    1,445,937    6,728,472
   Investors Advisor                                  30,514            17        30,497              -            -            -
   J.P. Morgan Fleming Small Cap Equity            1,450,310       238,479     1,211,831              -            -            -
   J.P. Morgan Fleming Small Cap Advisor              53,904             3        53,901              -            -            -
   Janus Growth and Income                        11,879,305     3,750,330     8,128,975     10,214,159    1,007,740    9,206,419
   Janus Growth and Income Advisor                    60,374             -        60,374              -            -            -
   Large Cap Value                                22,131,127    10,157,539    11,973,588     21,298,417    3,032,221   18,266,196
   Large Cap Value Advisor                            32,499             -        32,499              -            -            -
   Limited Maturity Bond                          19,089,421    10,093,155     8,996,266     21,094,466   13,022,965    8,071,501
   Liquid Asset                                  432,718,159   435,462,419    (2,744,260)   406,837,337  381,974,408   24,862,929
   Liquid Asset Advisor                              376,779       196,446       180,333              -            -            -
   Managed Global                                 29,219,248    27,211,114     2,008,134     57,913,358   54,827,286    3,086,072
   Managed Global Advisor                              4,848             -         4,848              -            -            -
   Market Manager                                          -             -             -              -      238,516     (238,516)
   Mid-Cap Growth                                 37,536,301    39,509,334    (1,973,033)    26,837,412   24,939,789    1,897,623
   Mid-Cap Growth Advisor                             56,277             2        56,275              -            -            -
   Real Estate                                     6,070,387     3,723,970     2,346,417      3,276,661    2,545,459      731,202
   Real Estate Advisor                                28,719             3        28,716              -            -            -
   Research                                       14,355,356    17,693,135    (3,337,779)    11,109,168   10,124,605      984,563
   Research Advisor                                   33,623             -        33,623              -            -            -
   Special Situations                              2,057,335     1,380,067       677,268      3,020,279      751,676    2,268,603
   Special Situations Advisor                          5,773             -         5,773              -            -            -
   Strategic Equity                               39,062,471    42,593,565    (3,531,094)    18,048,284   19,375,073   (1,326,789)
   Strategic Equity Advisor                            8,044             -         8,044              -            -            -
   Total Return                                   17,689,754    11,652,054     6,037,700     16,341,446    6,826,503    9,514,943
   Total Return Advisor                              100,210         5,006        95,204              -            -            -
   Value Equity                                    8,835,743     8,086,769       748,974      7,284,108    5,650,995    1,633,113
   Value Equity Advisor                               12,051           923        11,128              -            -            -
   Van Kampen Growth and Income                    5,686,825     8,964,808    (3,277,983)     5,403,189    5,969,298     (566,109)
   Van Kampen Growth and Income Advisor              105,373         4,220       101,153              -            -            -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                2,175,335       948,298     1,227,037        339,548       16,457      323,091
   AIM V.I. Growth                                   129,633        51,493        78,140         42,954           57       42,897
   AIM V.I. Capital Appreciation                       3,701             -         3,701              -            -            -
   AIM V.I. Core Equity                                4,961             -         4,961              -            -            -
   AIM V.I. Premier Equity                            11,714             -        11,714              -            -            -
Alliance Variable Products Series Fund, Inc.
   Alliance Bernstein Value                          298,200        42,183       256,017         71,653       12,180       59,473
   Alliance Growth and Income                        585,752       114,322       471,430        181,005        8,620      172,385
   Alliance Premier Growth                           467,717       260,296       207,421        123,347        9,253      114,094


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                           8,076,321      4,495,778     3,580,543        80,283        5,508       74,775
   Fidelity(R)VIP Equity-Income                    8,251,501      5,400,874     2,850,627       214,691       11,435      203,256
   Fidelity(R)VIP Contrafund(R)                      540,071        148,494       391,577       171,166       49,255      121,911
   Fidelity(R)VIP Overseas                             1,171              -         1,171
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                 1,965             25         1,940             -            -            -
Greenwich Street Series Fund:
   Greenwich Appreciation                              4,624          4,584            40         2,637        6,303       (3,666)
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                         1,789         52,447       (50,658)       19,007       19,492         (485)
   Galaxy VIP Equity                                   2,539         15,793       (13,254)       11,685       17,902       (6,217)
   Galaxy VIP Growth and Income                          561          3,752        (3,191)        5,606       12,104       (6,498)
   Galaxy VIP High Quality Bond                        2,096          4,759        (2,663)        7,406        1,490        5,916
   Galaxy VIP Small Company Growth                     1,172          1,052           120         1,341          329        1,012
ING GET Fund:
   ING GET Fund - Series N                            43,042        189,804      (146,762)    3,305,373      296,325    3,009,048
   ING GET Fund - Series P                           772,618      1,720,085      (947,467)   15,403,642      127,730   15,275,912
   ING GET Fund - Series Q                        18,122,750      1,458,265    16,664,485       190,471            -      190,471
   ING GET Fund - Series R                        18,803,947      1,893,348    16,910,599             -            -            -
   ING GET Fund - Series S                        22,953,264      1,085,776    21,867,488             -            -            -
   ING GET Fund - Series T                        23,875,059        232,370    23,642,689             -            -            -
   ING GET Fund - Series U                           104,774              -       104,774             -            -            -
ING Partners, Inc.:
   ING Alger Growth                                    5,956              -         5,956             -            -            -
   ING American Century Small Cap Value                  215              -           215             -            -            -
   ING J.P. Morgan Mid Cap Value                         950             31           919             -            -            -
   ING MFS(R)Capital Opportunities (Initial Class)    39,538          6,696        32,842             -            -            -
   ING MFS(R)Capital Opportunities (Service Class)   169,917         39,170       130,747        79,584        1,274       78,310
   ING MFS(R)Global Growth                            10,569              -        10,569             -            -            -
   ING OpCap Balanced Value                            9,184            144         9,040             -            -            -
   ING PIMCO Total Return                             16,208              -        16,208             -            -            -
   ING Salomon Bros. Capital                          57,930          2,748        55,182             -            -            -
   ING Salomon Bros. Investors Value                     487              -           487             -            -            -
   ING Scudder International Growth                    1,232              -         1,232             -            -            -
   ING T. Rowe Price Growth Equity                    19,085              -        19,085             -            -            -
   ING UBS Tactical Asset Allocation                     297              -           297             -            -            -
   ING Van Kampen Comstock                           218,552          8,852       209,700             -            -            -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         4,884,109      2,447,811     2,436,298     3,791,068    1,563,623    2,227,445
ING VP Bond Portfolio:
   ING VP Bond                                     7,230,384      2,562,132     4,668,252             -            -            -
ING Variable Portfolios, Inc.:
   ING VP Growth                                       6,679            110         6,569             -            -            -
   ING VP Index Plus LargeCap                        989,798        442,688       547,110        99,176       12,643       86,533
   ING VP Index Plus MidCap                        1,075,901        467,221       608,680        90,604        7,688       82,916

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
   ING VP Index Plus SmallCap                      1,032,462       634,554       397,908         96,255       28,852       67,403
   ING VP Small Company                               27,484         6,772        20,712              -            -            -
   ING VP Value Opportunity                          162,657        30,086       132,571         34,696        1,645       33,051
ING Variable Products Trust:
   ING VP Convertible                                111,643        22,720        88,923         18,782          347       18,435
   ING VP Growth Opportunities                     1,984,390       760,395     1,223,995        931,175      259,800      671,375
   ING VP International Value                          5,020            82         4,938              -            -            -
   ING VP Large Company Value                        151,517        46,425       105,092         45,138       30,153       14,985
   ING VP LargeCap Growth                            281,373       173,739       107,634         56,377          733       55,644
   ING VP MagnaCap                                 1,873,780       706,779     1,167,001        632,349       53,590      578,759
   ING VP MidCap Opportunities                         1,700             -         1,700              -            -            -
   ING VP SmallCap Opportunities                   6,167,933     1,352,225     4,815,708      2,548,996      811,701    1,737,295
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                8,952,534     6,278,761     2,673,773        434,280      177,355      256,925
   INVESCO VIF - Health Sciences                  11,553,067     8,591,990     2,961,077      1,421,950      369,814    1,052,136
   INVESCO VIF - Leisure                           1,002,159       278,062       724,097              -            -            -
   INVESCO VIF - Utilities                         1,413,473       305,358     1,108,115        141,238       22,159      119,079
Janus Aspen Series:
   Janus Aspen Series Balanced                        57,501         3,830        53,671              -            -            -
   Janus Aspen Series Flexible Income                 25,934           170        25,764              -            -            -
   Janus Aspen Series Growth                          26,711            20        26,691              -            -            -
   Janus Aspen Series Worldwide Growth            13,323,220    12,946,666       376,554        146,938        8,275      138,663
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                      29,681         2,882        26,799              -            -            -
   Oppenheimer Strategic Bond                          5,028         3,500         1,528              -            -            -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                               27,197,895    19,409,516     7,788,379     21,217,537   13,988,901    7,228,636
   PIMCO StocksPLUS Growth and Income             13,357,877    14,285,763      (927,886)     8,925,373    7,365,612    1,559,761
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                          21,635            61        21,574              -            -            -
   Pioneer Fund VCT                                3,769,608     1,315,200     2,454,408        268,899       26,350      242,549
   Pioneer Mid-Cap Value VCT                       7,875,737     2,670,048     5,205,689        576,552       96,828      479,724
   Pioneer Small Company VCT                         431,876        92,472       339,404        107,907       10,101       97,806
ProFunds VP:
   ProFund VP Bull                                18,816,487    16,427,269     2,389,218      4,686,896    2,370,498    2,316,398
   ProFund VP Europe 30                           50,746,741    48,922,218     1,824,523     23,135,968   22,371,682      764,286
   ProFund VP Small-Cap                           44,254,935    41,001,972     3,252,963     21,972,144   19,853,663    2,118,481
Prudential Series Fund, Inc.:
   Prudential Jennison                            45,072,785    43,503,839     1,568,946     26,252,187   19,904,133    6,348,054
   Prudential SP Jennison International
      Growth                                      10,464,472     8,810,383     1,654,089     12,383,699   10,604,474    1,779,225
Putnam Variable Trust:
   Putnam VT Growth and Income                       199,811        27,845       171,966         50,302        2,090       48,212
   Putnam VT International Growth and Income         355,859        48,525       307,334         70,513        6,733       63,780
   Putnam VT Voyager II                              227,745        22,636       205,109         68,823        2,835       65,988


                                      109

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                               35         3,035        (3,000)            93        4,626       (4,533)
   Smith Barney International All Cap Growth              80         2,233        (2,153)           277        1,051         (774)
   Smith Barney Large Cap Value                          114         3,173        (3,059)             6        3,282       (3,276)
   Smith Barney Money Market                              16         6,191        (6,175)        15,005       10,129        4,876
UBS Series Trust:
   UBS Tactical Allocation                           165,483        32,046       133,437         89,352        5,615       83,737

                                      110

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2002 follows:

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP
Contracts in accumulation period:
DVA                                                                                   41,458.754   $8.65         $358,618
DVA Series 100                                                                         3,137.705    8.56           26,859
DVA Plus - Standard (pre February 2000)                                               94,490.061    8.59          811,670
DVA Plus - Standard (post January 2000 & post 2000)                                  355,697.642    8.57        3,048,329
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              3,519,149.243    8.55       30,088,726
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,205,675.709    8.54       35,916,471
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,646,986.989    8.51       14,015,859
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        957,911.527    8.50        8,142,248
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,505,988.275    8.49       12,785,840
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    3,652,427.624    8.47       30,936,062
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,438,659.230    8.46       12,171,057
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,308,447.252    8.45       27,956,379
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           5,615,264.398    8.42       47,280,526
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,104.907    8.41           26,112
Access - Annual Ratchet (post April 2001)                                            186,268.904    8.39        1,562,796
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 892,250.465    8.37        7,468,136

                                      111

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP (CONTINUED)
Access - 7% Solution (post April 2001)                                               142,957.557   $8.36       $1,195,125
Access  - Max 7 (post April 2001)                                                    381,029.823    8.34        3,177,789
ES II - Max 7 (post 2000), Generations - Max 7                                       915,050.379    8.44        7,723,025
Landmark - 7% Solution                                                               294,227.794    8.40        2,471,513
Value                                                                                 71,708.265    8.68          622,428
                                                                                -----------------        -----------------
                                                                                  29,231,892.503             $247,785,568
                                                                                =================        =================

GCG TRUST ALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,130.121   $9.53          $29,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   75.548    9.53              720
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,247.033    9.53           21,414
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            8,123.878    9.52           77,339
ES II - Max 7 (post 2000), Generations - Max 7                                         4,915.691    9.52           46,797
                                                                                -----------------        -----------------
                                                                                      18,492.271                 $176,100
                                                                                =================        =================

GCG TRUST ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                    2,027.410   $7.33          $14,861
DVA Plus - Standard (pre February 2000)                                               26,126.263    7.29          190,460
DVA Plus - Standard (post January 2000 & post 2000)                                   70,920.996    7.28          516,305
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                660,455.843    7.26        4,794,909
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,194,266.289    7.25        8,658,431
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          169,483.674    7.24        1,227,062

                                      112

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ASSET ALLOCATION GROWTH (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        187,063.134   $7.23       $1,352,466
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             337,704.673    7.22        2,438,228
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      501,198.187    7.21        3,613,639
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          446,755.295    7.20        3,216,638
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    987,291.899    7.20        7,108,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,284,001.843    7.18        9,219,133
Access - Annual Ratchet (post April 2001)                                             51,903.335    7.16          371,628
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 224,828.378    7.15        1,607,523
Access - 7% Solution (post April 2001)                                                31,656.908    7.14          226,030
Access  - Max 7 (post April 2001)                                                     69,349.514    7.12          493,769
ES II - Max 7 (post 2000), Generations - Max 7                                       241,486.345    7.19        1,736,287
Landmark - 7% Solution                                                                48,142.273    7.16          344,699
Value                                                                                 16,589.694    7.35          121,934
                                                                                -----------------        -----------------
                                                                                   6,551,251.953              $47,252,504
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                 1,607.870  $10.52          $16,915
DVA                                                                                  153,146.430   10.37        1,588,128
DVA Series 100                                                                         8,227.787   10.13           83,347
DVA Plus - Standard (pre February 2000)                                              380,316.760   10.20        3,879,231
DVA Plus - Standard (post January 2000 & post 2000)                                  142,766.855   10.17        1,451,939
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,368,760.600   10.10       54,224,482
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,918,853.410   10.06       19,303,665

                                      113

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,478,808.490   $9.99      $44,743,297
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        749,731.689    9.96        7,467,328
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             481,010.436    9.92        4,771,624
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,139,683.548    9.89       60,721,470
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,585.888    9.86        6,079,537
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,761,535.292    9.82       17,298,277
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,863,527.950    9.76       18,188,033
Access - Annual Ratchet (post April 2001)                                             30,974.973    9.66          299,218
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 184,178.500    9.62        1,771,797
Access - 7% Solution (post April 2001)                                                58,702.850    9.59          562,960
Access  - Max 7 (post April 2001)                                                     67,393.152    9.52          641,583
ES II - Max 7 (post 2000), Generations - Max 7                                       249,302.116    9.79        2,440,668
Landmark - 7% Solution                                                                56,387.454    9.69          546,394
Value                                                                                 65,321.974   10.45          682,615
                                                                                -----------------        -----------------
                                                                                  24,776,824.024             $246,762,508
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  1,843.350  $10.46          $19,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 341.182   10.45            3,565

                                      114

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,840.247  $10.45          $71,481
ES II - Max 7 (post 2000), Generations - Max 7                                         5,100.584   10.45           53,301
                                                                                -----------------        -----------------
                                                                                      14,125.363                 $147,628
                                                                                =================        =================
GCG TRUST CAPITAL GUARDIAN SMALL CAP
Currently payable annuity products:
DVA                                                                                    2,297.593  $13.52          $31,063
Contracts in accumulation period:
DVA 80                                                                                14,858.695   13.71          203,713
DVA                                                                                  214,874.378   13.52        2,905,102
DVA Series 100                                                                        13,572.305   13.18          178,883
DVA Plus - Standard (pre February 2000)                                              343,421.977   13.28        4,560,644
DVA Plus - Standard (post January 2000 & post 2000)                                  235,631.961   13.23        3,117,411
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,592,780.344   13.14       73,489,134
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,987,430.595   13.09       39,105,466
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,048,976.100   13.00       52,636,689
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,000,666.713   12.95       12,958,634
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             874,016.460   12.91       11,283,552
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,163,677.792   12.86       53,544,896
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          857,077.537   12.82       10,987,734
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,319,409.725   12.77       29,618,862

                                      115

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GUARDIAN SMALL CAP (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,389,035.932  $12.68      $30,292,976
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,453.358   12.64           18,370
Access - Annual Ratchet (post April 2001)                                             61,290.156   12.55          769,191
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 350,648.747   12.50        4,383,109
Access - 7% Solution (post April 2001)                                                54,701.732   12.46          681,584
Access  - Max 7 (post April 2001)                                                     69,007.571   12.37          853,624
ES II - Max 7 (post 2000), Generations - Max 7                                       518,748.741   12.73        6,603,671
Landmark - 7% Solution                                                               123,957.985   12.59        1,560,631
Access One                                                                             1,141.000   14.00           15,974
Value                                                                                100,785.890   13.61        1,371,696
                                                                                -----------------        -----------------
                                                                                  26,339,463.287             $341,172,609
                                                                                =================        =================

GCG TRUST CAPITAL GUARDIAN SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  5,340.969   $9.73          $51,968
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            1,152.595    9.72           11,203
ES II - Max 7 (post 2000), Generations - Max 7                                        26,474.859    9.72          257,336
                                                                                -----------------        -----------------
                                                                                      32,968.423                 $320,507
                                                                                =================        =================

GCG TRUST CORE BOND
Contracts in accumulation period:
DVA 80                                                                                   753.424  $13.35          $10,058
DVA                                                                                   90,062.736   13.13        1,182,524
DVA Series 100                                                                           738.171   12.76            9,419
DVA Plus - Standard (pre February 2000)                                              223,688.583   12.87        2,878,872
DVA Plus - Standard (post January 2000 & post 2000)                                  284,926.081   12.81        3,649,903
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,410,374.581   12.71       56,055,861
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,516,489.676   12.65       57,133,594
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,142,594.793   12.55       26,889,565

                                      116

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      689,474.728    $12.49      $8,611,539
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,936,105.724     12.44      24,085,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  4,423,425.565     12.39      54,806,243
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                      1,446,384.844     12.34      17,848,389
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                3,457,226.108     12.29      42,489,309
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         5,600,336.870     12.19      68,268,106
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                       32,107.716     12.13         389,467
Access - Annual Ratchet (post April 2001)                                          134,069.579     12.03       1,612,857
Access - Max 5.5 (post April 2001), Landmark - Max 7                               836,450.736     11.98      10,020,680
Access - 7% Solution (post April 2001)                                             299,610.090     11.93       3,574,348
Access  - Max 7 (post April 2001)                                                  390,105.072     11.83       4,614,943
ES II - Max 7 (post 2000), Generations - Max 7                                   1,325,734.470     12.24      16,226,990
Landmark - 7% Solution                                                             529,439.956     12.08       6,395,635
Value                                                                               71,442.238     13.24         945,895
VA Option I                                                                        161,643.514     13.19       2,132,078
VA Option II                                                                       104,350.003     12.86       1,341,941
VA Option III                                                                       78,978.140     12.70       1,003,022
VA Bonus Option I                                                                  410,566.626     12.65       5,193,668
VA Bonus Option II                                                                 238,795.640     12.34       2,946,738
VA Bonus Option III                                                                280,007.129     12.18       3,410,487
SmartDesign Advantage Option I                                                      41,826.052     11.89         497,312
SmartDesign Advantage Option II                                                     33,654.867     11.69         393,425
SmartDesign Advantage Option III                                                    27,833.585     11.55         321,478
Rollover Choice Option I                                                            11,209.365     13.41         150,318
Rollover Choice Option II                                                            7,405.249     13.19          97,675
                                                                                ---------------          ----------------
                                                                                34,237,811.911              $425,187,494
                                                                                ===============          ================

GCG TRUST CORE BOND ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               27,862.818    $10.26        $285,873

                                      117

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND ADVISOR  (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              4,219.045    $10.26        $43,287
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,367.528     10.25         65,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         48,272.777     10.25        494,796
ES II - Max 7 (post 2000), Generations - Max 7                                      10,048.284     10.24        102,894
                                                                                ---------------          ---------------
                                                                                    96,770.452                 $992,117
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                 12,255.773     $6.36        $77,947
Contracts in accumulation period:
DVA 80                                                                              14,178.783      6.42         91,028
DVA                                                                                475,932.987      6.36      3,026,934
DVA Series 100                                                                      18,313.765      6.25        114,461
DVA Plus - Standard (pre February 2000)                                            207,165.986      6.28      1,301,002
DVA Plus - Standard (post January 2000 & post 2000)                                144,724.137      6.26        905,973
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,925,891.221      6.23     11,998,302
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,365,017.451      6.22      8,490,409
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,372,716.295      6.19      8,497,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      474,427.290      6.17      2,927,216
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           249,735.938      6.16      1,538,373

                                      118

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DEVELOPING WORLD (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,283,289.404     $6.14     $7,879,397
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        256,922.106      6.13      1,574,933
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  690,414.368      6.11      4,218,432
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           847,173.047      6.08      5,150,812
Access - Annual Ratchet (post April 2001)                                           45,608.548      6.04        275,476
Access - Max 5.5 (post April 2001), Landmark - Max 7                                87,622.124      6.02        527,485
Access - 7% Solution (post April 2001)                                              14,127.458      6.01         84,906
Access  - Max 7 (post April 2001)                                                   39,283.433      5.98        234,915
ES II - Max 7 (post 2000), Generations - Max 7                                      89,889.364      6.10        548,325
Landmark - 7% Solution                                                              40,885.379      6.05        247,357
Value                                                                               46,745.779      6.39        298,706
                                                                                ---------------          ---------------
                                                                                 9,702,320.636              $60,009,503
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  520.886     $9.71         $5,058
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,949.670      9.70         57,712
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            504.135      9.70          4,890
ES II - Max 7 (post 2000), Generations - Max 7                                       1,184.808      9.70         11,493
                                                                                ---------------          ---------------
                                                                                     8,159.499                  $79,153
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP Contracts in accumulation period:
DVA                                                                                 14,377.938     $7.30       $104,959
DVA Series 100                                                                         547.871      7.24          3,967
DVA Plus - Standard (pre February 2000)                                             52,084.982      7.26        378,137
DVA Plus - Standard (post January 2000 & post 2000)                                107,226.771      7.25        777,394
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,436,693.678      7.23     10,387,295

                                      119

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,947,601.094     $7.22    $14,061,680
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        504,098.037      7.21      3,634,547
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      239,616.364      7.20      1,725,238
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           877,091.558      7.19      6,306,288
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,210,498.995      7.18      8,691,383
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        839,243.527      7.17      6,017,376
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,611,467.331      7.17     11,554,221
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,302,130.917      7.15     16,460,236
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        1,418.819      7.14         10,130
Access - Annual Ratchet (post April 2001)                                           78,293.863      7.12        557,452
Access - Max 5.5 (post April 2001), Landmark - Max 7                               492,026.422      7.12      3,503,228
Access - 7% Solution (post April 2001)                                              74,631.497      7.11        530,630
Access  - Max 7 (post April 2001)                                                  181,302.263      7.09      1,285,433
ES II - Max 7 (post 2000), Generations - Max 7                                     532,775.028      7.16      3,814,669
Landmark - 7% Solution                                                             163,816.671      7.13      1,168,013
Value                                                                               28,075.151      7.31        205,229
                                                                                ---------------          ---------------
                                                                                12,695,018.777              $91,177,505
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP ADVISOR Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                5,407.942     $9.48        $51,267

                                      120

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                432.092     $9.48         $4,096
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               243.004      9.47          2,301
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         12,952.240      9.47        122,658
ES II - Max 7 (post 2000), Generations - Max 7                                       4,137.894      9.47         39,186
                                                                                ---------------          ---------------
                                                                                    23,173.172                 $219,508
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH Contracts in accumulation period:
DVA                                                                                  3,698.022     $7.84        $28,992
DVA Plus - Standard (pre February 2000)                                              2,799.601      7.83         21,921
DVA Plus - Standard (post January 2000 & post 2000)                                 10,978.003      7.83         85,958
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              124,180.866      7.82        971,094
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            115,969.157      7.82        906,879
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         36,456.517      7.81        284,725
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       16,317.558      7.81        127,440
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,455.347      7.81        222,236
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     62,875.801      7.81        491,060
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         20,987.840      7.80        163,705

                                      121

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   37,951.928     $7.80       $296,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            67,606.323      7.79        526,653
Access - Max 5.5 (post April 2001), Landmark - Max 7                                10,421.530      7.78         81,080
Access  - Max 7 (post April 2001)                                                      852.028      7.78          6,629
ES II - Max 7 (post 2000), Generations - Max 7                                      10,170.532      7.80         79,330
Landmark - 7% Solution                                                               8,348.943      7.79         65,038
Value                                                                                  571.100      7.85          4,483
                                                                                ---------------          ---------------
                                                                                   558,641.096               $4,363,248
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  500.893     $9.64         $4,829
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            15,788.036      9.63        152,039
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          2,058.799      9.63         19,826
ES II - Max 7 (post 2000), Generations - Max 7                                      29,214.728      9.63        281,338
                                                                                ---------------          ---------------
                                                                                    47,562.456                 $458,032
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                               1,348.359    $22.22        $29,661
DVA                                                                                 25,612.255     21.61        553,481
Contracts in accumulation period:
DVA 80                                                                             121,213.832     22.22      2,693,671
DVA                                                                              2,051,786.851     21.61     44,339,114
DVA Series 100                                                                      32,304.604     20.57        664,506
DVA Plus - Standard (pre February 2000)                                            255,606.846     20.89      5,339,627
DVA Plus - Standard (post January 2000 & post 2000)                                159,632.560     20.72      3,307,587
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,796,771.768     20.45     57,193,983
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          2,137,260.309     20.28     43,343,639

                                      122

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,226,227.787    $20.03    $44,591,343
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      375,190.550     19.86      7,451,284
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           814,591.599     19.72     16,063,746
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,360,009.304     19.58     65,788,982
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        773,224.228     19.44     15,031,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,769,553.969     19.30     34,152,392
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,273,204.350     19.03     43,259,079
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          192.692     18.90          3,642
Access - Annual Ratchet (post April 2001)                                           69,736.079     18.63      1,299,183
Access - Max 5.5 (post April 2001), Landmark - Max 7                               425,111.213     18.50      7,864,557
Access - 7% Solution (post April 2001)                                              90,035.804     18.37      1,653,958
Access  - Max 7 (post April 2001)                                                   94,236.389     18.11      1,706,621
ES II - Max 7 (post 2000), Generations - Max 7                                     479,847.384     19.17      9,198,674
Landmark - 7% Solution                                                             151,475.992     18.76      2,841,690
Access One                                                                             875.000     23.18         20,283
Value                                                                               60,096.515     21.92      1,317,316
                                                                                ---------------          ---------------
                                                                                20,545,146.239             $409,709,498
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               14,864.732     $9.83       $146,120
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,285.717      9.82        179,566

                                      123

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         21,139.474     $9.82       $207,590
ES II - Max 7 (post 2000), Generations - Max 7                                      10,928.226      9.81        107,206
                                                                                ---------------          ---------------
                                                                                    65,218.149                 $640,482
                                                                                ===============          ===============

GCG TRUST EQUITY OPPORTUNITY
Currently payable annuity products:
DVA                                                                                 14,478.487    $15.71       $227,457
Contracts in accumulation period:
DVA 80                                                                              15,404.039     16.05        247,235
DVA                                                                              1,154,948.305     15.71     18,144,238
DVA Series 100                                                                      16,405.052     15.12        248,044
DVA Plus - Standard (pre February 2000)                                            284,899.727     15.31      4,361,815
DVA Plus - Standard (post January 2000 & post 2000)                                184,671.967     15.21      2,808,861
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,929,610.455     15.06     44,119,933
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,951,375.489     14.96     29,192,577
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,915,535.853     14.82     43,208,241
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      692,996.783     14.72     10,200,913
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           479,670.392     14.64      7,022,375
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,453,225.380     14.56     50,278,962
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        577,200.232     14.48      8,357,859
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,643,361.524     14.41     23,680,840

                                      124

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY OPPORTUNITY (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,091,212.810     $14.25    $29,799,783
Access - Annual Ratchet (post April 2001)                                             41,941.988      14.02        588,027
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 132,555.663      13.94      1,847,826
Access - 7% Solution (post April 2001)                                                34,165.539      13.87        473,876
Access  - Max 7 (post April 2001)                                                     61,196.435      13.72        839,615
ES II - Max 7 (post 2000), Generations - Max 7                                       263,932.617      14.33      3,782,154
Landmark - 7% Solution                                                                44,959.241      14.10        633,925
Value                                                                                 56,140.426      15.88        891,510
                                                                                -----------------           ---------------
                                                                                  19,039,888.404              $280,956,066
                                                                                =================           ===============

GCG TRUST EQUITY OPPORTUNITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                    169.464      $9.75         $1,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,428.703       9.74         23,656
ES II - Max 7 (post 2000), Generations - Max 7                                           860.908       9.74          8,385
                                                                                -----------------           ---------------
                                                                                       3,459.075                   $33,693
                                                                                =================           ===============

GCG TRUST FOCUS VALUE Contracts in accumulation period:
DVA Series 100                                                                           403.111      $8.37         $3,374
DVA Plus - Standard (post January 2000 & post 2000)                                       88.979       8.38            746
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 93,267.838       8.37        780,652
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               91,570.714       8.37        766,447
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           69,302.448       8.36        579,368
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         22,197.693       8.36        185,573
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              36,243.979       8.36        303,000

                                      125

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FOCUS VALUE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     94,260.227     $8.35       $787,073
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         16,518.844      8.35        137,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   53,879.191      8.35        449,891
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            94,082.902      8.34        784,651
Access - Annual Ratchet (post April 2001)                                            5,396.319      8.33         44,951
Access - Max 5.5 (post April 2001), Landmark - Max 7                                15,877.599      8.33        132,260
Access - 7% Solution (post April 2001)                                              20,649.316      8.33        172,009
Access  - Max 7 (post April 2001)                                                    8,470.384      8.32         70,474
ES II - Max 7 (post 2000), Generations - Max 7                                      84,874.579      8.35        708,703
Landmark - 7% Solution                                                               1,398.706      8.34         11,665
Value                                                                                1,571.082      8.40         13,197
                                                                                ---------------          ---------------
                                                                                   710,053.911               $5,931,966
                                                                                ===============          ===============

GCG TRUST FOCUS VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               222.890    $10.17         $2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,252.965     10.16         12,730
ES II - Max 7 (post 2000), Generations - Max 7                                       3,259.390     10.16         33,115
                                                                                ---------------          ---------------
                                                                                     4,735.245                  $48,112
                                                                                ===============          ===============

GCG TRUST FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                 476.959    $30.37        $14,885
DVA                                                                                 17,327.473     29.53        511,680
Contracts in accumulation period:
DVA 80                                                                              46,348.529     30.37      1,407,205
DVA                                                                              1,134,176.173     29.53     33,492,223
DVA Series 100                                                                      21,165.295     28.11        594,956
DVA Plus - Standard (pre February 2000)                                            435,649.731     28.55     12,437,800
DVA Plus - Standard (post January 2000 & post 2000)                                281,689.371     28.32      7,977,443
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            5,326,018.141     27.96    148,915,467

                                      126

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             4,380,116.820    $27.72    $121,416,838
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         4,093,955.209     27.37     112,051,554
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         639,976.992     27.14      17,368,976
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,232,631.081     26.95      33,219,408
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     5,387,390.525     26.76     144,166,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,345,841.222     26.57      35,759,001
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          3,716,909.826     26.38      98,052,081
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            3,927,374.682     26.01     102,151,015
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          12,094.796     25.83         312,409
Access - Annual Ratchet (post April 2001)                                             122,475.644     25.46       3,118,230
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  442,656.923     25.28      11,190,367
Access - 7% Solution (post April 2001)                                                164,221.185     25.10       4,121,952
Access  - Max 7 (post April 2001)                                                     217,796.256     24.75       5,390,457
ES II - Max 7 (post 2000), Generations - Max 7                                      1,256,046.260     26.20      32,908,412
Landmark - 7% Solution                                                                232,111.293     25.65       5,953,655
Value                                                                                  90,281.116     29.95       2,703,919
                                                                                 -----------------          ----------------
                                                                                   34,524,731.502              $935,236,503
                                                                                 =================          ================

GCG TRUST FULLY MANAGED ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         8,749.639    $10.01         $87,584

                                      127

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,656.240   $10.01        $16,579
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,784.255    10.00        117,843
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           51,407.699    10.00        514,077
ES II - Max 7 (post 2000), Generations - Max 7                                        15,783.663     9.99        157,679
                                                                                 ----------------         ---------------
                                                                                      89,381.496                $893,762
                                                                                 ================         ===============

GCG TRUST FUNDAMENTAL GROWTH FOCUS
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 & post 2000)                                    4,821.861    $7.98        $38,478
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       44,772.613     7.97        356,838
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               27,663.603     7.97        220,479
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           18,057.041     7.97        143,915
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            754.698     7.96          6,007
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              60,486.886     7.96        481,476
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       44,257.084     7.96        352,286
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           16,838.025     7.96        134,031
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            27,465.089     7.95        218,347

                                      128

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FUNDAMENTAL GROWTH FOCUS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              62,915.346   $7.95     $500,177
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   8,896.164    7.94       70,636
Access - 7% Solution (post April 2001)                                                   297.033    7.93        2,355
ES II - Max 7 (post 2000), Generations - Max 7                                        26,080.260    7.95      207,338
Landmark - 7% Solution                                                                 1,011.739    7.94        8,033
Value                                                                                    246.288    8.00        1,970
                                                                                 ----------------        -------------
                                                                                     344,563.730           $2,742,366
                                                                                 ================        =============

GCG TRUST FUNDAMENTAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,049.598   $9.45      $38,269
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,209.274    9.44       58,616
ES II - Max 7 (post 2000), Generations - Max 7                                         1,178.801    9.44       11,128
                                                                                 ----------------        -------------
                                                                                      11,437.673             $108,013
                                                                                 ================        =============

GCG TRUST GLOBAL FRANCHISE
Contracts in accumulation period:
DVA 80                                                                                 1,187.427   $8.88      $10,544
DVA                                                                                      640.174    8.87        5,678
DVA Plus - Standard (pre February 2000)                                               11,623.141    8.86      102,981
DVA Plus - Standard (post January 2000 & post 2000)                                   23,085.952    8.85      204,311
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      220,958.044    8.85    1,955,479
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              255,200.584    8.84    2,255,973
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          135,600.201    8.84    1,198,706
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         27,705.332    8.83      244,638

                                      129

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GLOBAL FRANCHISE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              136,897.046   $8.83     $1,208,801
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       222,557.194    8.83      1,965,180
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            53,322.828    8.83        470,841
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            133,793.649    8.82      1,180,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              201,785.907    8.82      1,779,752
Access - Annual Ratchet (post April 2001)                                               5,968.492    8.81         52,582
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   40,257.987    8.80        354,270
Access - 7% Solution (post April 2001)                                                  1,758.151    8.80         15,472
Access  - Max 7 (post April 2001)                                                      34,645.719    8.80        304,882
ES II - Max 7 (post 2000), Generations - Max 7                                        130,191.636    8.82      1,148,290
Landmark - 7% Solution                                                                 14,613.060    8.81        128,741
Value                                                                                   9,607.419    8.88         85,314
                                                                                 -----------------        ---------------
                                                                                    1,661,399.943            $14,672,495
                                                                                 =================        ===============

GCG TRUST GLOBAL FRANCHISE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        29,031.188   $9.52       $276,377
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   412.034    9.52          3,923
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,167.197    9.51         11,100
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            26,238.388    9.51        249,527
ES II - Max 7 (post 2000), Generations - Max 7                                         17,515.525    9.51        166,573
                                                                                 -----------------        ---------------
                                                                                       74,364.332               $707,500
                                                                                 =================        ===============

                                      130

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH
Contracts in accumulation period:
DVA 80                                                                                 12,857.714  $10.95      $140,792
DVA                                                                                   368,583.831   10.81     3,984,391
DVA Series 100                                                                         10,762.408   10.55       113,543
DVA Plus - Standard (pre February 2000)                                               566,759.980   10.62     6,018,991
DVA Plus - Standard (post January 2000 & post 2000)                                   445,014.880   10.59     4,712,708
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    12,372,394.796   10.52   130,157,593
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             5,599,656.965   10.48    58,684,405
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         8,151,063.532   10.41    84,852,571
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       2,302,846.613   10.37    23,880,519
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,434,608.045   10.34    14,833,847
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    11,094,010.020   10.30   114,268,303
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,379,115.515   10.27    14,163,516
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          4,731,610.364   10.23    48,404,374
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            4,149,073.607   10.16    42,154,588
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           1,801.069   10.13        18,245
Access - Annual Ratchet (post April 2001)                                              60,336.832   10.06       606,989
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  311,442.281   10.02     3,120,652
Access - 7% Solution (post April 2001)                                                 62,459.653    9.99       623,972
Access  - Max 7 (post April 2001)                                                     134,109.863    9.92     1,330,370
ES II - Max 7 (post 2000), Generations - Max 7                                        464,260.700   10.20     4,735,459

                                      131

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH (CONTINUED)
Landmark - 7% Solution                                                                149,093.481  $10.09     $1,504,353
Access One                                                                                808.000   11.18          9,033
Value                                                                                 151,569.894   10.88      1,649,080
                                                                                 -----------------        ---------------
                                                                                   53,954,240.043           $559,968,294
                                                                                 =================        ===============

GCG TRUST GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         4,337.665   $9.78        $42,422
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                2,872.645    9.77         28,066
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             2,205.411    9.76         21,525
                                                                                 -----------------        ---------------
                                                                                        9,415.721                $92,013
                                                                                 =================        ===============

GCG TRUST HARD ASSETS
Currently payable annuity products:
DVA                                                                                     1,451.663  $14.85        $21,557
Contracts in accumulation period:
DVA 80                                                                                 35,342.359   15.27        539,678
DVA                                                                                   217,667.924   14.85      3,232,369
DVA Series 100                                                                         11,963.287   14.13        169,041
DVA Plus - Standard (pre February 2000)                                                64,493.201   14.35        925,477
DVA Plus - Standard (post January 2000 & post 2000)                                    36,131.929   14.23        514,157
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       575,255.091   14.05      8,082,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               436,184.996   13.94      6,080,419
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           561,649.827   13.76      7,728,302
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          62,770.602   13.64        856,191

                                      132

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST HARD ASSETS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              108,459.704    $13.55    $1,469,629
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       968,858.495     13.45    13,031,147
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           120,307.849     13.36     1,607,313
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            302,601.665     13.26     4,012,498
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              932,326.908     13.08    12,194,836
Access - Annual Ratchet (post April 2001)                                              23,531.967     12.80       301,209
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   43,248.118     12.71       549,684
Access - 7% Solution (post April 2001)                                                 11,014.885     12.62       139,008
Access  - Max 7 (post April 2001)                                                      23,773.123     12.44       295,738
ES II - Max 7 (post 2000), Generations - Max 7                                        389,188.424     13.17     5,125,612
Landmark - 7% Solution                                                                 14,039.187     12.89       180,965
Access One                                                                             14,311.339     15.93       227,980
Value                                                                                  31,695.351     15.06       477,332
                                                                                 -----------------          --------------
                                                                                    4,986,267.894             $67,762,476
                                                                                 =================          ==============

GCG TRUST HARD ASSETS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         1,119.434     $9.83       $11,004
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                    25.690      9.83           253
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                  239.543      9.82         2,352
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,945.259      9.82        78,022
ES II - Max 7 (post 2000), Generations - Max 7                                            511.225      9.82         5,020
                                                                                 -----------------          --------------
                                                                                        9,841.151                 $96,651
                                                                                 =================          ==============


                                      133

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE
Contracts in accumulation period:
DVA                                                                                    2,423.918      $8.25       $19,997
DVA Plus - Standard (pre February 2000)                                                4,118.741       8.23        33,897
DVA Plus - Standard (post January 2000 & post 2000)                                    2,548.665       8.23        20,976
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       72,897.915       8.22       599,221
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              106,211.466       8.22       873,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           33,208.173       8.22       272,971
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,278.309       8.21        35,125
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              81,976.969       8.21       673,031
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       52,606.310       8.21       431,898
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,890.018       8.21        81,197
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            51,442.150       8.20       421,826
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             138,594.248       8.20     1,136,473
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            466.576       8.19         3,821
Access - Annual Ratchet (post April 2001)                                              1,612.722       8.19        13,208
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   6,369.326       8.19        52,165
Access - 7% Solution (post April 2001)                                                 4,136.609       8.18        33,837
Access  - Max 7 (post April 2001)                                                      3,184.248       8.18        26,047
ES II - Max 7 (post 2000), Generations - Max 7                                        12,518.879       8.20       102,655
Landmark - 7% Solution                                                                 8,531.245       8.19        69,871
Value                                                                                  1,514.364       8.25        12,494
VA Option I                                                                            3,925.552       8.25        32,386
VA Option II                                                                              42.615       8.23           351

                                      134

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE (CONTINUED)
VA Bonus Option I                                                                      1,123.321    $8.22        $9,234
VA Bonus Option II                                                                       806.164     8.21         6,619
VA Bonus Option III                                                                    2,716.806     8.20        22,278
SmartDesign Advantage Option I                                                            71.304     8.18           583
SmartDesign Advantage Option II                                                          587.775     8.17         4,802
                                                                                 ----------------         --------------
                                                                                     607,804.388             $4,990,021
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL ENHANCED EAFE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,935.485    $9.76       $38,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,208.703     9.75        89,785
ES II - Max 7 (post 2000), Generations - Max 7                                         3,747.359     9.74        36,499
                                                                                 ----------------         --------------
                                                                                      16,891.547               $164,694
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL EQUITY
Contracts in accumulation period:
DVA                                                                                   14,806.091    $7.41      $109,713
DVA Plus - Standard (pre February 2000)                                                5,838.470     7.29        42,562
DVA Plus - Standard (post January 2000 & post 2000)                                   41,512.023     7.26       301,377
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    4,449,069.007     7.16    31,855,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,834,152.254     7.19    13,187,555
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,745,092.452     7.14    12,459,960
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        700,469.554     7.11     4,980,339
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             244,423.432     7.09     1,732,962

                                      135

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     4,107,916.003   $7.07     $29,042,966
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           261,177.037    7.04       1,838,686
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,565,174.958    7.02      10,987,528
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            1,470,429.332    6.97      10,248,892
Access - Annual Ratchet (post April 2001)                                               8,794.725    6.90          60,684
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  132,382.931    6.87         909,471
Access - 7% Solution (post April 2001)                                                 28,442.290    6.85         194,830
Access  - Max 7 (post April 2001)                                                      28,306.916    6.80         192,487
ES II - Max 7 (post 2000), Generations - Max 7                                        221,112.964    6.99       1,545,580
Landmark - 7% Solution                                                                 55,117.980    6.92         381,416
Value                                                                                  54,578.332    7.46         407,154
                                                                                 -----------------        ----------------
                                                                                   16,968,796.751            $120,479,496
                                                                                 =================        ================

GCG TRUST INTERNATIONAL EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         2,275.003   $9.80         $22,295
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,027.611    9.79          68,800
ES II - Max 7 (post 2000), Generations - Max 7                                         16,649.992    9.79         163,003
                                                                                 -----------------        ----------------
                                                                                       25,952.606                $254,098
                                                                                 =================        ================

GCG TRUST INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                     2,033.594   $4.68          $9,517
DVA Series 100                                                                          1,507.485    4.65           7,010
DVA Plus - Standard (pre February 2000)                                                 3,020.064    4.66          14,073
DVA Plus - Standard (post January 2000 & post 2000)                                     9,099.556    4.66          42,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       387,485.791    4.65       1,801,809

                                      136

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               519,243.692   $4.64     $2,409,291
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           109,776.291    4.64        509,362
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          18,672.457    4.63         86,453
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              240,376.369    4.63      1,112,943
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       151,985.088    4.63        703,691
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           181,314.866    4.62        837,675
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            220,934.965    4.62      1,020,720
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              447,885.199    4.61      2,064,751
Access - Annual Ratchet (post April 2001)                                              41,859.479    4.60        192,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  141,022.746    4.59        647,294
Access - 7% Solution (post April 2001)                                                 23,045.661    4.59        105,780
Access  - Max 7 (post April 2001)                                                      80,239.506    4.58        367,497
ES II - Max 7 (post 2000), Generations - Max 7                                        161,332.193    4.61        743,741
Landmark - 7% Solution                                                                 22,077.083    4.60        101,555
Value                                                                                   5,625.439    4.69         26,383
                                                                                 -----------------        ---------------
                                                                                    2,768,537.524            $12,804,503
                                                                                 =================        ===============

GCG TRUST INTERNET TOLLKEEPER ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                           335.041  $10.42         $3,491

                                      137

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER ADVISOR (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,329.443  $10.41       $13,840
ES II - Max 7 (post 2000), Generations - Max 7                                          3,454.704   10.40        35,929
                                                                                 -----------------        --------------
                                                                                        5,119.188               $53,260
                                                                                 =================        ==============

GCG TRUST INVESTORS
Contracts in accumulation period:
DVA                                                                                     5,944.138   $8.17       $48,564
DVA Plus - Standard (pre February 2000)                                                37,817.102    8.11       306,697
DVA Plus - Standard (post January 2000 & post 2000)                                   169,038.915    8.09     1,367,525
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                     1,177,891.614    8.07     9,505,585
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             1,674,081.360    8.06    13,493,096
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           590,391.269    8.04     4,746,746
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         330,087.985    8.02     2,647,306
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,030,210.891    8.01     8,251,989
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     1,371,276.985    8.00    10,970,216
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           534,292.847    7.99     4,269,000
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,333,386.702    7.98    10,640,426
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            2,079,376.721    7.95    16,531,045
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,596.183    7.94        20,614

                                      138

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INVESTORS (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             88,534.000   $7.92       $701,189
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 294,204.803    7.91      2,327,160
Access - 7% Solution (post April 2001)                                                33,193.925    7.89        261,900
Access  - Max 7 (post April 2001)                                                    215,194.574    7.87      1,693,581
ES II - Max 7 (post 2000), Generations - Max 7                                       336,121.073    7.96      2,675,524
Landmark - 7% Solution                                                               160,813.629    7.93      1,275,252
Value                                                                                 51,170.187    8.19        419,084
                                                                                -----------------        ---------------
                                                                                  11,515,624.903            $92,152,499
                                                                                =================        ===============

GCG TRUST INVESTORS ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               5,609.111   $9.75        $54,689
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,588.611    9.75         25,239
ES II - Max 7 (post 2000), Generations - Max 7                                        22,298.988    9.74        217,192
                                                                                -----------------        ---------------
                                                                                      30,496.710               $297,120
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY
Contracts in accumulation period:
DVA                                                                                    3,893.026   $7.87        $30,638
DVA Plus - Standard (pre February 2000)                                                6,459.288    7.85         50,705
DVA Plus - Standard (post January 2000 & post 2000)                                   13,266.013    7.85        104,138
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                169,670.331    7.85      1,331,912
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              209,858.323    7.84      1,645,289
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           31,083.841    7.84        243,697
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         14,675.334    7.83        114,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             114,379.561    7.83        895,592

                                      139

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY (CONTINUED)
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      166,809.449   $7.83     $1,306,118
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           72,176.099    7.83        565,139
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     95,249.109    7.82        744,848
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             155,619.727    7.82      1,216,946
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,107.867    7.82         16,484
Access - Annual Ratchet (post April 2001)                                              5,346.492    7.81         41,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  37,673.562    7.81        294,231
Access - 7% Solution (post April 2001)                                                    47.133    7.81            368
Access  - Max 7 (post April 2001)                                                      8,558.644    7.80         66,757
ES II - Max 7 (post 2000), Generations - Max 7                                        54,217.816    7.82        423,983
Landmark - 7% Solution                                                                18,981.527    7.81        148,246
Value                                                                                  9,884.594    7.87         77,792
VA Option I                                                                            2,395.075    7.87         18,849
VA Option II                                                                             202.769    7.85          1,592
VA Option III                                                                             74.699    7.85            586
VA Bonus Option I                                                                     11,543.916    7.84         90,504
VA Bonus Option II                                                                     2,705.468    7.83         21,184
VA Bonus Option III                                                                    2,734.971    7.82         21,387
SmartDesign Advantage Option I                                                           277.276    7.80          2,163
SmartDesign Advantage Option II                                                        1,939.734    7.79         15,111
                                                                                -----------------        ---------------
                                                                                   1,211,831.644             $9,490,923
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,546.872   $9.49       $119,070
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   51.434    9.49            488
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,332.630    9.48        107,433

                                      140

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR (CONTINUED)
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           12,802.704   $9.48       $121,370
ES II - Max 7 (post 2000), Generations - Max 7                                        17,168.053    9.48        162,753
                                                                                -----------------        ---------------
                                                                                      53,901.693               $511,114
                                                                                =================        ===============

GCG TRUST JANUS GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                   19,775.056   $7.11       $140,601
DVA Series 100                                                                         3,746.840    7.06         26,453
DVA Plus - Standard (pre February 2000)                                               78,084.441    7.07        552,057
DVA Plus - Standard (post January 2000 & post 2000)                                  257,195.925    7.07      1,818,375
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,676,922.509    7.05     11,822,304
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,831,574.297    7.04     19,934,283
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          719,851.323    7.03      5,060,555
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        315,169.992    7.02      2,212,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,160,151.753    7.01      8,132,664
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,909,356.758    7.00     13,365,497
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,307,255.573    6.99      9,137,716
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,513,591.776    6.99     17,570,007
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,186,621.478    6.97     22,210,752

                                      141

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST JANUS GROWTH AND INCOME (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,288.195   $6.96         $36,806
Access - Annual Ratchet (post April 2001)                                            132,023.878    6.95         917,566
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 584,691.147    6.94       4,057,757
Access - 7% Solution (post April 2001)                                               103,609.107    6.93         718,011
Access  - Max 7 (post April 2001)                                                    255,764.423    6.91       1,767,332
ES II - Max 7 (post 2000), Generations - Max 7                                       803,023.067    6.98       5,605,101
Landmark - 7% Solution                                                               184,660.669    6.95       1,283,392
Value                                                                                 54,814.567    7.13         390,828
VA Option I                                                                          150,753.831    7.12       1,073,367
VA Option II                                                                          48,439.217    7.07         342,465
VA Option III                                                                         17,896.151    7.05         126,168
VA Bonus Option I                                                                    167,273.116    7.04       1,177,603
VA Bonus Option II                                                                    75,159.946    6.99         525,368
VA Bonus Option III                                                                   38,566.865    6.97         268,811
SmartDesign Advantage Option I                                                         4,647.962    6.92          32,164
SmartDesign Advantage Option II                                                        7,683.653    6.89          52,940
SmartDesign Advantage Option III                                                       2,197.487    6.87          15,097
                                                                                -----------------        ----------------
                                                                                  18,615,791.002            $130,374,533
                                                                                =================        ================

GCG TRUST JANUS GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 20,265.683   $9.73        $197,185
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               6,270.030    9.72          60,945
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           24,716.980    9.72         240,249
ES II - Max 7 (post 2000), Generations - Max 7                                         9,121.503    9.71          88,570
                                                                                -----------------        ----------------
                                                                                      60,374.196                $586,949
                                                                                =================        ================

GCG TRUST LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                   45,296.402   $7.62        $345,159
DVA Series 100                                                                         2,185.539    7.54          16,479
DVA Plus - Standard (pre February 2000)                                              154,789.655    7.56       1,170,210
DVA Plus - Standard (post January 2000 & post 2000)                                  533,166.943    7.55       4,025,410
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,513,819.120    7.53      33,989,058

                                      142

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            6,465,372.229   $7.52     $48,619,599
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,128,387.026    7.50      15,962,903
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,328,528.910    7.48       9,937,396
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           2,660,134.746    7.47      19,871,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,117,976.668    7.46      30,720,106
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        2,719,020.902    7.45      20,256,706
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  5,103,820.816    7.44      37,972,427
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           6,279,536.964    7.42      46,594,164
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            685.718    7.41           5,081
Access - Annual Ratchet (post April 2001)                                            153,495.420    7.39       1,134,331
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 916,295.246    7.37       6,753,096
Access - 7% Solution (post April 2001)                                               190,461.403    7.36       1,401,796
Access  - Max 7 (post April 2001)                                                    486,302.358    7.34       3,569,459
ES II - Max 7 (post 2000), Generations - Max 7                                     1,216,648.520    7.43       9,039,699
Landmark - 7% Solution                                                               483,293.216    7.40       3,576,370
Access One                                                                               185.000    7.73           1,430
Value                                                                                102,148.307    7.64         780,413
                                                                                -----------------        ----------------
                                                                                  39,601,551.108            $295,742,499
                                                                                =================        ================


                                      143

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  8,771.780  $10.27        $90,086
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 220.967   10.26          2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,363.630   10.26         96,071
ES II - Max 7 (post 2000), Generations - Max 7                                        14,142.339   10.25        144,959
                                                                                -----------------        ---------------
                                                                                      32,498.716               $333,383
                                                                                =================        ===============

GCG TRUST LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                                 2,359.019  $21.88        $51,615
DVA                                                                                    6,619.882   21.27        140,805
Contracts in accumulation period:
DVA 80                                                                                34,224.282   21.88        748,828
DVA                                                                                  846,602.221   21.27     18,007,229
DVA Series 100                                                                        12,011.152   20.25        243,226
DVA Plus - Standard (pre February 2000)                                              431,757.457   20.58      8,885,568
DVA Plus - Standard (post January 2000 & post 2000)                                  325,166.054   20.38      6,626,884
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,261,694.220   20.16    126,235,755
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,840,532.602   19.95     76,618,625
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,063,485.056   19.73     60,442,560
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,610.846   19.53     12,296,300
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             917,937.051   19.40     17,807,979

                                      144

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIMITED MATURITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,436,722.906  $19.29     $85,584,385
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,001,052.596   19.12      19,140,126
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,793,640.320   18.99      53,051,230
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,647,004.840   18.72      49,551,931
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,404.724   18.62         119,256
Access - Annual Ratchet (post April 2001)                                            115,924.795   18.36       2,128,379
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 187,662.150   18.23       3,421,081
Access - 7% Solution (post April 2001)                                               102,237.878   18.10       1,850,506
Access  - Max 7 (post April 2001)                                                    117,719.660   17.84       2,100,119
ES II - Max 7 (post 2000), Generations - Max 7                                       457,642.573   18.89       8,644,868
Landmark - 7% Solution                                                               148,372.597   18.49       2,743,409
Access One                                                                             1,261.000   22.84          28,801
Value                                                                                118,011.620   21.60       2,549,051
                                                                                -----------------        ----------------
                                                                                  28,505,657.501            $559,018,516
                                                                                =================        ================

GCG TRUST LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                                 2,612.969  $17.21         $44,969
DVA                                                                                    1,526.708   16.74          25,557
Contracts in accumulation period:
DVA 80                                                                               149,703.142   17.21       2,576,391
DVA                                                                                  679,365.487   16.74      11,372,578
DVA Series 100                                                                        44,784.895   15.93         713,423
DVA Plus - Standard (pre February 2000)                                              695,808.213   16.18      11,258,177
DVA Plus - Standard (post January 2000 & post 2000)                                  337,508.715   16.00       5,400,139
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                             12,089,343.159   15.84     191,495,196
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                           10,877,062.661   15.66     170,334,801

                                      145

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        5,577,965.813  $15.51      $86,514,250
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      2,297,033.266   15.33       35,213,520
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,599,933.376   15.23       24,366,985
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    8,964,021.189   15.17      135,984,201
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,590,575.818   15.01       23,874,543
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                 10,613,767.944   14.91      158,251,280
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           7,015,870.143   14.70      103,133,291
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,321.100   14.64          282,861
Access - Annual Ratchet (post April 2001)                                            327,508.915   14.43        4,725,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 514,408.939   14.33        7,371,480
Access - 7% Solution (post April 2001)                                               102,402.302   14.23        1,457,185
Access  - Max 7 (post April 2001)                                                    300,237.886   14.03        4,212,338
ES II - Max 7 (post 2000), Generations - Max 7                                       749,575.552   14.85       11,131,197
Landmark - 7% Solution                                                               246,747.572   14.54        3,587,710
Value                                                                                117,368.795   16.98        1,992,922
VA Option I                                                                          125,681.154   16.86        2,118,984
VA Option II                                                                          65,629.633   16.16        1,060,575
VA Option III                                                                         17,951.798   15.82          283,997
VA Bonus Option I                                                                    379,646.273   15.71        5,964,243
VA Bonus Option II                                                                   116,033.602   15.05        1,746,306
VA Bonus Option III                                                                  130,082.443   14.74        1,917,415
SmartDesign Advantage Option I                                                       948,016.951   14.15       13,414,440
SmartDesign Advantage Option II                                                       44,327.639   13.75          609,505
SmartDesign Advantage Option III                                                      29,720.969   13.46          400,044
Rollover Choice Option I                                                              25,088.627   17.34          435,037
                                                                                -----------------        -----------------
                                                                                  66,796,633.647           $1,023,271,494
                                                                                =================        =================


                                      146

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 28,048.150   $9.99        $280,201
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               14,084.319    9.99         140,702
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              14,647.450    9.98         146,182
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           65,111.528    9.98         649,813
ES II - Max 7 (post 2000), Generations - Max 7                                        58,442.123    9.98         583,252
                                                                                -----------------        ----------------
                                                                                     180,333.570              $1,800,150
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    6,904.811  $14.39         $99,360
Contracts in accumulation period:
DVA 80                                                                                12,796.817   14.69         187,985
DVA                                                                                1,163,854.594   14.39      16,747,868
DVA Series 100                                                                        19,801.323   13.89         275,040
DVA Plus - Standard (pre February 2000)                                              392,630.543   14.02       5,504,680
DVA Plus - Standard (post January 2000 & post 2000)                                  262,335.765   13.93       3,654,337
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,965,665.844   13.80      27,126,189
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,246,689.590   13.71      30,802,114
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,796,757.957   13.59      38,007,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,167.687   13.50       8,493,764

                                      147

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MANAGED GLOBAL (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,121,603.349  $13.43     $15,063,133
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,143,491.481   13.36      15,277,046
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          592,153.300   13.29       7,869,717
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,564,387.791   13.23      20,696,850
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,515,103.147   13.09      19,832,700
Access - Annual Ratchet (post April 2001)                                             44,003.244   12.89         567,202
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 210,410.956   12.82       2,697,468
Access - 7% Solution (post April 2001)                                                59,805.081   12.75         762,515
Access  - Max 7 (post April 2001)                                                    102,390.142   12.62       1,292,164
ES II - Max 7 (post 2000), Generations - Max 7                                       367,449.857   13.16       4,835,640
Landmark - 7% Solution                                                               127,169.390   12.95       1,646,844
Access One                                                                               953.000   15.12          14,409
Value                                                                                113,467.340   14.51       1,646,411
                                                                                -----------------        ----------------
                                                                                  16,458,993.009            $223,101,377
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL ADVISOR
Contracts in accumulation period:
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,121.056  $10.23         $31,928
ES II - Max 7 (post 2000), Generations - Max 7                                         1,726.583   10.23          17,663
                                                                                -----------------        ----------------
                                                                                       4,847.639                 $49,591
                                                                                =================        ================

GCG TRUST MID-CAP GROWTH
Currenlty payable annuity products:
DVA                                                                                    3,693.891  $16.62         $61,392
Contracts in accumulation period:
DVA 80                                                                                24,281.313   16.90         410,354
DVA                                                                                  658,498.563   16.62      10,944,247
DVA Series 100                                                                        11,781.116   16.14         190,147
DVA Plus - Standard (pre February 2000)                                              356,065.245   16.28       5,796,742
DVA Plus - Standard (post January 2000 & post 2000)                                  262,443.098   16.21       4,254,203

                                      148

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,485,147.242  $16.05     $88,036,613
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,084,371.759   16.01      49,380,792
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,781,797.316   15.88      60,054,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,067,107.577   15.81      16,870,971
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             844,739.953   15.74      13,296,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,651,809.596   15.68      72,940,374
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          911,394.113   15.61      14,226,862
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,356,960.176   15.55      36,650,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,751,560.359   15.42      42,429,061
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,307.595   15.35          20,072
Access - Annual Ratchet (post April 2001)                                             59,471.114   15.22         905,150
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 309,800.690   15.16       4,696,578
Access - 7% Solution (post April 2001)                                                60,108.378   15.10         907,637
Access  - Max 7 (post April 2001)                                                    106,351.561   14.97       1,592,083
ES II - Max 7 (post 2000), Generations - Max 7                                       511,368.087   15.48       7,915,978
Landmark - 7% Solution                                                               130,301.492   15.29       1,992,310
Granite PrimElite - Standard                                                           2,558.699   16.28          41,656
Granite PrimElite - Annual Ratchet                                                    24,641.442   16.05         395,495
Access One                                                                                53.000   17.32             918
Value                                                                                 90,271.530   16.76       1,512,951
                                                                                -----------------        ----------------
                                                                                  27,547,884.905            $435,524,465
                                                                                =================        ================


                                      149

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,630.831   $9.77        $25,703
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               1,465.638    9.76         14,305
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           11,583.092    9.76        113,051
ES II - Max 7 (post 2000), Generations - Max 7                                        40,595.693    9.75        395,808
                                                                                -----------------        ---------------
                                                                                      56,275.254               $548,867
                                                                                =================        ===============

GCG TRUST REAL ESTATE
Currently payable annuity products:
DVA                                                                                    2,632.724  $29.64        $78,034
Contracts in accumulation period:
DVA 80                                                                                14,372.816   30.48        438,083
DVA                                                                                  294,492.593   29.64      8,728,760
DVA Series 100                                                                         6,317.688   28.21        178,222
DVA Plus - Standard (pre February 2000)                                               99,481.407   28.65      2,850,142
DVA Plus - Standard (post January 2000 & post 2000)                                   71,426.257   28.42      2,029,934
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,167,126.261   28.06     32,749,563
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              947,489.751   27.82     26,359,165
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          784,788.188   27.47     21,558,132
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        149,145.345   27.24      4,062,719
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             242,782.471   27.05      6,567,266

                                      150

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST REAL ESTATE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      977,817.612  $26.86     $26,264,181
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,008.977   26.67       7,227,809
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    639,503.760   26.48      16,934,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             768,502.886   26.11      20,065,610
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            695.890   25.92          18,037
Access - Annual Ratchet (post April 2001)                                             28,955.148   25.56         740,094
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  77,757.492   25.38       1,973,485
Access - 7% Solution (post April 2001)                                                17,947.437   25.20         452,275
Access  - Max 7 (post April 2001)                                                     48,340.758   24.84       1,200,784
ES II - Max 7 (post 2000), Generations - Max 7                                       222,334.059   26.29       5,845,162
Landmark - 7% Solution                                                                33,005.212   25.74         849,554
Access One                                                                                74.000   31.80           2,353
Value                                                                                 15,433.848   30.06         463,941
                                                                                -----------------        ----------------
                                                                                   6,881,432.580            $187,637,365
                                                                                =================        ================

GCG TRUST REAL ESTATE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,247.451   $9.61        $117,698
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,275.170    9.60          21,842
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,555.238    9.60          91,730
ES II - Max 7 (post 2000), Generations - Max 7                                         4,638.384    9.60          44,528
                                                                                -----------------        ----------------
                                                                                      28,716.243                $275,798
                                                                                =================        ================

GCG TRUST RESEARCH
Contracts in accumulation period:
DVA 80                                                                                 3,627.670  $15.91         $57,716
DVA                                                                                  162,961.471   15.64       2,548,717
DVA Series 100                                                                        13,646.311   15.19         207,287
DVA Plus - Standard (pre February 2000)                                              440,910.844   15.32       6,754,754
DVA Plus - Standard (post January 2000 & post 2000)                                  171,543.554   15.26       2,617,755

                                      151

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,913,309.306  $15.14     $89,527,503
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,475,752.225   15.07      37,309,586
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,975,285.355   14.95      74,380,516
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        838,520.000   14.88      12,477,178
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             921,348.789   14.82      13,654,389
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,171,512.045   14.76      91,091,518
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          792,215.685   14.70      11,645,571
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,132,959.006   14.64      31,226,520
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,110,644.796   14.51      30,625,456
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,027.237   14.45          14,844
Access - Annual Ratchet (post April 2001)                                             52,293.527   14.33         749,366
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 215,282.859   14.27       3,072,086
Access - 7% Solution (post April 2001)                                                58,224.072   14.21         827,364
Access  - Max 7 (post April 2001)                                                     87,204.903   14.09       1,228,717
ES II - Max 7 (post 2000), Generations - Max 7                                       377,645.580   14.58       5,506,073
Landmark - 7% Solution                                                               131,250.673   14.39       1,888,697
Granite PrimElite - Standard                                                           2,602.459   15.32          39,870
Granite PrimElite - Annual Ratchet                                                    29,978.465   15.14         453,874
Value                                                                                 78,969.334   15.78       1,246,136
VA Option I                                                                           12,098.531   15.71         190,068
VA Option II                                                                           8,360.616   15.32         128,085

                                      152

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
VA Option III                                                                          6,455.986  $15.13         $97,679
VA Bonus Option I                                                                     45,514.654   15.07         685,906
VA Bonus Option II                                                                    25,547.390   14.69         375,291
VA Bonus Option III                                                                   15,015.861   14.51         217,880
SmartDesign Advantage Option I                                                         3,982.031   14.16          56,386
SmartDesign Advantage Option II                                                          743.776   13.93          10,361
SmartDesign Advantage Option III                                                       8,243.250   13.75         113,345
                                                                                -----------------        ----------------
                                                                                  28,284,678.261            $421,026,494
                                                                                =================        ================

GCG TRUST RESEARCH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,274.243   $9.72         $31,826
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,960.691    9.71          28,748
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            5,729.442    9.71          55,633
ES II - Max 7 (post 2000), Generations - Max 7                                        21,658.874    9.70         210,091
                                                                                -----------------        ----------------
                                                                                      33,623.250                $326,298
                                                                                =================        ================

GCG TRUST SPECIAL SITUATIONS
Contracts in accumulation period:
DVA                                                                                    2,870.905   $6.13         $17,599
DVA Plus - Standard (pre February 2000)                                                6,734.067    6.10          41,078
DVA Plus - Standard (post January 2000 & post 2000)                                   65,939.323    6.09         401,570
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                464,522.134    6.08       2,824,295
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              610,059.047    6.07       3,703,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          162,394.418    6.06         984,110
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        123,276.130    6.05         745,821

                                      153

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST SPECIAL SITUATIONS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             246,923.594   $6.04     $1,491,419
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      327,689.607    6.04      1,979,245
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          292,321.465    6.03      1,762,698
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    401,444.438    6.02      2,416,696
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             520,898.404    6.01      3,130,599
Access - Annual Ratchet (post April 2001)                                             13,630.437    5.99         81,646
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  96,354.913    5.98        576,202
Access - 7% Solution (post April 2001)                                                 7,583.310    5.97         45,272
Access  - Max 7 (post April 2001)                                                     19,023.473    5.96        113,380
ES II - Max 7 (post 2000), Generations - Max 7                                       170,016.196    6.01      1,021,797
Landmark - 7% Solution                                                                70,820.281    5.99        424,213
Value                                                                                  6,471.533    6.15         39,800
                                                                                -----------------        ---------------
                                                                                   3,608,973.675            $21,800,498
                                                                                =================        ===============

GCG TRUST SPECIAL SITUATIONS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,145.777   $9.63        $20,664
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,627.415    9.62         34,896
                                                                                -----------------        ---------------
                                                                                       5,773.192                $55,560
                                                                                =================        ===============

GCG TRUST STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                   16,012.956  $10.19       $163,172
Contracts in accumulation period:
DVA 80                                                                                11,734.623   10.34        121,336
DVA                                                                                  134,063.017   10.19      1,366,102
DVA Series 100                                                                         6,136.461    9.93         60,935

                                      154

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                            275,485.690   $10.01      $2,757,612
DVA Plus - Standard (post January 2000 & post 2000)                                126,033.889     9.97       1,256,558
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   2,906,118.345     9.91      28,799,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,870,964.685     9.86      18,447,712
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,999,021.919     9.80      19,590,415
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      748,019.466     9.75       7,293,190
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           335,993.421     9.71       3,262,496
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    2,578,304.124     9.68      24,957,984
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        398,841.111     9.64       3,844,828
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,196,567.061     9.61      11,499,009
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         1,357,779.373     9.54      12,953,215
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          430.560     9.50           4,090
Access - Annual Ratchet (post April 2001)                                           22,031.797     9.43         207,760
Access - Max 5.5 (post April 2001), Landmark - Max 7                                63,802.164     9.40         599,740
Access - 7% Solution (post April 2001)                                              20,218.871     9.36         189,249
Access  - Max 7 (post April 2001)                                                   28,983.967     9.29         269,261
ES II - Max 7 (post 2000), Generations - Max 7                                     179,597.574     9.57       1,718,749
Landmark - 7% Solution                                                              24,833.591     9.47         235,174
Value                                                                               23,302.730    10.26         239,086
                                                                               ----------------         ----------------
                                                                                14,324,277.395             $139,837,306
                                                                               ================         ================


                                      155

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                       4,899.546    $9.65         $47,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,511.374     9.64          14,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,318.982     9.63          12,702
ES II - Max 7 (post 2000), Generations - Max 7                                         314.201     9.63           3,026
                                                                               ----------------         ----------------
                                                                                     8,044.103                  $77,579
                                                                               ================         ================

GCG TRUST TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                              16,067.433   $20.21        $324,723
DVA                                                                                206,393.471    19.88       4,103,102
DVA Series 100                                                                       3,973.499    19.31          76,728
DVA Plus - Standard (pre February 2000)                                            631,444.743    19.47      12,294,229
DVA Plus - Standard (post January 2000 & post 2000)                                447,612.150    19.39       8,679,200
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   9,138,044.633    19.23     175,724,598
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          4,962,122.568    19.15      95,024,647
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      5,740,869.851    18.99     109,019,118
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      859,681.681    18.91      16,256,581
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,672,476.623    18.83      31,492,735
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    8,722,390.414    18.75     163,544,820

                                      156

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000),  Premium Plus - Max 5.5 (post 2000),  ES II - 7% Solution  (post 2000),
  Generations
  - 7% Solution                                                                        1,806,440.987  $18.68      $33,744,318
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,921,172.749   18.60       72,933,813
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               4,012,552.154   18.44       73,991,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                             19,957.847   18.37          366,626
Access - Annual Ratchet (post April 2001)                                                108,560.173   18.21        1,976,881
Access - Max 5.5 (post April 2001), Landmark - Max 7                                     687,305.380   18.14       12,467,720
Access - 7% Solution (post April 2001)                                                   123,964.300   18.06        2,238,795
Access  - Max 7 (post April 2001)                                                        192,906.695   17.91        3,454,959
ES II - Max 7 (post 2000), Generations - Max 7                                           865,414.745   18.52       16,027,481
Landmark - 7% Solution                                                                   311,823.735   18.29        5,703,256
Granite PrimElite - Standard                                                               3,436.014   19.47           66,899
Granite PrimElite - Annual Ratchet                                                        24,501.483   19.23          471,164
Access One                                                                                   243.000   20.72            5,035
Value                                                                                    124,189.496   20.05        2,489,999
VA Option I                                                                              100,966.989   19.96        2,015,301
VA Option II                                                                              58,151.220   19.47        1,132,204
VA Option III                                                                             20,971.311   19.23          403,278
VA Bonus Option I                                                                        129,465.341   19.15        2,479,261
VA Bonus Option II                                                                       136,882.391   18.67        2,555,594
VA Bonus Option III                                                                       58,555.225   18.44        1,079,758
SmartDesign Advantage Option I                                                            19,792.659   18.00          356,268
SmartDesign Advantage Option II                                                            7,434.941   17.70          131,598
SmartDesign Advantage Option III                                                          13,605.955   17.48          237,832
Rollover Choice Option I                                                                  24,144.989   20.30          490,143
Rollover Choice Option II                                                                    414.379   19.96            8,271
                                                                                     ----------------        -----------------
                                                                                      45,173,931.224             $853,368,397
                                                                                     ================        =================

GCG TRUST TOTAL RETURN ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                                  14,499.387  $10.04         $145,574
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard  (post  January 2000 and post 2000),  ES II - Deferred  Ratchet (post
  2000),
  Generations - Deferred Ratchet                                                          19,781.090   10.04          198,602
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
  Premium  Plus  - Max  5.5  (post  2000),  ES  II - 7%  Solution  (post  2000),
Generations
  - 7% Solution                                                                           42,679.276   10.03          428,073
ES II - Max 7 (post 2000), Generations - Max 7                                            18,244.240   10.03          182,990
                                                                                     ----------------        -----------------
                                                                                          95,203.993                 $955,239
                                                                                     ================        =================

                                      157

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                   196.196  $15.72         $3,084
DVA                                                                                      625.357   15.47          9,674
Contracts in accumulation period:
DVA 80                                                                                14,757.269   15.72        231,984
DVA                                                                                  255,627.944   15.47      3,954,565
DVA Series 100                                                                        10,613.579   15.04        159,628
DVA Plus - Standard (pre February 2000)                                              263,973.651   15.18      4,007,120
DVA Plus - Standard (post January 2000 & post 2000)                                   87,727.524   15.10      1,324,686
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    2,314,069.828   15.00     34,711,047
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,201,589.403   14.92     17,927,714
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,133,007.485   14.82     31,611,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        259,140.361   14.74      3,819,729
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             318,879.888   14.68      4,681,157
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    2,165,514.354   14.61     31,638,165
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          307,027.413   14.56      4,470,319
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           923,702.340   14.50     13,393,684
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             983,702.944   14.38     14,145,648
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,517.456   14.32         79,010
Access - Annual Ratchet (post April 2001)                                             20,452.084   14.21        290,624
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 131,098.668   14.15      1,855,046

                                      158

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY (CONTINUED)
Access - 7% Solution (post April 2001)                                                19,840.272  $14.09        $279,549
Access  - Max 7 (post April 2001)                                                     48,682.166   13.98         680,577
ES II - Max 7 (post 2000), Generations - Max 7                                       160,511.984   14.44       2,317,793
Landmark - 7% Solution                                                                56,537.908   14.27         806,796
Value                                                                                 12,716.963   15.59         198,257
VA Option I                                                                            5,697.794   15.53          88,487
VA Option II                                                                           6,030.913   15.16          91,429
VA Option III                                                                            701.727   14.97          10,505
VA Bonus Option I                                                                     13,323.533   14.91         198,654
VA Bonus Option II                                                                     7,148.366   14.56         104,080
VA Bonus Option III                                                                    7,163.305   14.38         103,008
SmartDesign Advantage Option I                                                         2,513.045   14.05          35,308
SmartDesign Advantage Option II                                                        1,441.150   13.82          19,917
SmartDesign Advantage Option III                                                         372.008   13.65           5,078
                                                                                -----------------        ----------------
                                                                                  11,739,904.878            $173,253,493
                                                                                =================        ================

GCG TRUST VALUE EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  4,330.312   $9.63         $41,701
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            4,121.280    9.62          39,647
ES II - Max 7 (post 2000), Generations - Max 7                                         2,676.572    9.61          25,722
                                                                                -----------------        ----------------
                                                                                      11,128.164                $107,070
                                                                                =================        ================

GCG TRUST VAN KAMPEN GROWTH AND INCOME
Currently payable annuity products:
DVA 80                                                                                   487.525  $19.21          $9,365
DVA                                                                                    6,153.091   18.86         116,047
Contracts in accumulation period:
DVA 80                                                                                12,569.800   19.21         241,466
DVA                                                                                1,174,899.843   18.86      22,158,611
DVA Series 100                                                                        41,044.682   18.25         749,065
DVA Plus - Standard (pre February 2000)                                              802,103.676   18.45      14,798,813
DVA Plus - Standard (post January 2000 & post 2000)                                  212,478.908   18.34       3,896,863
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,183,620.626   18.19     112,480,059

                                      159

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,951,606.925  $18.08     $35,285,053
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        6,933,408.861   17.94     124,385,355
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        478,279.632   17.83       8,527,726
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             835,107.303   17.75      14,823,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    7,350,027.957   17.67     129,874,994
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,372.946   17.58      10,835,836
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,678,850.979   17.50      29,379,892
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,920,555.207   17.34      33,302,427
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            834.783   17.26          14,408
Access - Annual Ratchet (post April 2001)                                             40,928.330   17.09         699,465
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 180,352.195   17.01       3,067,791
Access - 7% Solution (post April 2001)                                                38,925.362   16.93         659,006
Access  - Max 7 (post April 2001)                                                     69,527.951   16.77       1,165,984
ES II - Max 7 (post 2000), Generations - Max 7                                       274,359.681   17.42       4,779,346
Landmark - 7% Solution                                                               134,276.152   17.17       2,305,522
Access One                                                                                48.000   19.76             948
Value                                                                                 55,540.097   19.04       1,057,483
                                                                                -----------------        ----------------
                                                                                  30,992,360.512            $554,614,680
                                                                                =================        ================


                                      160

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 42,614.234   $9.79       $417,193
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,609.802    9.79         15,760
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              10,565.924    9.78        103,335
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           20,751.329    9.78        202,948
ES II - Max 7 (post 2000), Generations - Max 7                                        25,611.638    9.78        250,482
                                                                                -----------------        ---------------
                                                                                     101,152.927               $989,718
                                                                                =================        ===============



AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                1,885.585   $7.36        $13,878
DVA Plus - Standard (post January 2000 & post 2000)                                   25,365.346    7.35        186,435
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                218,093.842    7.34      1,600,809
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              226,139.250    7.34      1,659,862
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           43,073.626    7.33        315,730
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         25,792.732    7.32        188,803
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              95,004.921    7.32        695,436

                                      161

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       94,533.265   $7.32      $691,983
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           76,298.756    7.31       557,744
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    144,579.250    7.31     1,056,874
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             237,697.824    7.30     1,735,194
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,380.753    7.29        17,356
Access - Annual Ratchet (post April 2001)                                             36,436.265    7.28       265,256
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  11,617.804    7.28        84,578
Access - 7% Solution (post April 2001)                                                 8,919.249    7.27        64,843
Access  - Max 7 (post April 2001)                                                    109,981.346    7.27       799,564
ES II - Max 7 (post 2000), Generations - Max 7                                       132,570.005    7.30       967,761
Landmark - 7% Solution                                                                20,619.001    7.29       150,313
VA Option I                                                                            2,751.497    7.38        20,306
VA Option II                                                                           1,639.386    7.36        12,066
VA Bonus Option I                                                                     10,729.473    7.34        78,754
VA Bonus Option II                                                                     4,182.723    7.31        30,576
VA Bonus Option III                                                                    7,735.578    7.30        56,470
SmartDesign Advantage Option I                                                         9,033.164    7.27        65,671
SmartDesign Advantage Option II                                                        2,133.782    7.25        15,470
SmartDesign Advantage Option III                                                         934.452    7.24         6,765
                                                                                -----------------        --------------
                                                                                   1,550,128.875           $11,338,497
                                                                                =================        ==============

AIM V.I. GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,399.031   $7.00        $9,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      6,965.519    6.98        48,619
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            984.776    6.97         6,864
VA Option I                                                                           26,221.846    7.06       185,126
VA Option II                                                                          20,010.222    7.03       140,672
VA Option III                                                                          1,160.532    7.02         8,147
VA Bonus Option I                                                                     15,898.460    7.02       111,607
VA Bonus Option II                                                                    34,050.283    6.99       238,011

                                      162

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH (CONTINUED)
VA Bonus Option III                                                                       797.868    $6.98        $5,569
SmartDesign Advantage Option I                                                          9,991.085     6.95        69,438
SmartDesign Advantage Option II                                                         3,408.679     6.93        23,622
SmartDesign Advantage Option III                                                          148.669     6.92         1,029
                                                                                 -----------------         --------------
                                                                                      121,036.970               $848,497
                                                                                 =================         ==============

AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
Rollover Choice Option I                                                                3,701.273    $7.40       $27,389
                                                                                 -----------------         --------------
                                                                                        3,701.273                $27,389
                                                                                 =================         ==============

AIM V.I. CORE EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                4,960.602    $8.26       $40,975
                                                                                 -----------------         --------------
                                                                                        4,960.602                $40,975
                                                                                 =================         ==============

AIM V.I. PREMIER EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                6,113.296    $6.84       $41,815
Rollover Choice Option II                                                               5,600.805     6.82        38,197
                                                                                 -----------------         --------------
                                                                                       11,714.101                $80,012
                                                                                 =================         ==============

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                           5,317.948    $8.58       $45,628
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              8,584.788     8.55        73,400
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           5,498.975     8.53        46,906
VA Option I                                                                            53,589.426     8.66       464,084
VA Option II                                                                           41,567.535     8.62       358,312
VA Option III                                                                          16,435.620     8.60       141,346
VA Bonus Option I                                                                      69,917.676     8.60       601,292
VA Bonus Option II                                                                     71,475.693     8.56       611,832
VA Bonus Option III                                                                    17,783.469     8.54       151,871
SmartDesign Advantage Option I                                                         12,252.266     8.50       104,144
SmartDesign Advantage Option II                                                         6,907.718     8.48        58,577
SmartDesign Advantage Option III                                                        6,158.098     8.46        52,098
                                                                                 -----------------         --------------
                                                                                      315,489.212             $2,709,490
                                                                                 =================         ==============


                                      163

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         11,011.021    $7.33      $80,711
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             5,073.118     7.31       37,084
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,048.890     7.29       14,936
VA Option I                                                                          111,625.699     7.40      826,030
VA Option II                                                                         107,568.702     7.37      792,781
VA Option III                                                                         37,970.848     7.35      279,086
VA Bonus Option I                                                                    187,892.497     7.35    1,381,010
VA Bonus Option II                                                                   110,199.338     7.32      806,659
VA Bonus Option III                                                                   49,729.010     7.30      363,022
SmartDesign Advantage Option I                                                         7,581.492     7.27       55,117
SmartDesign Advantage Option II                                                       11,489.341     7.25       83,298
SmartDesign Advantage Option III                                                       1,624.503     7.23       11,745
                                                                                 ----------------         -------------
                                                                                     643,814.459            $4,731,479
                                                                                 ================         =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,699.611    $6.50     $121,547
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             4,096.233     6.48       26,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            242.415     6.47        1,568
VA Option I                                                                           41,282.713     6.56      270,815
VA Option II                                                                          87,298.365     6.54      570,931
VA Option III                                                                         21,482.259     6.52      140,064
VA Bonus Option I                                                                     48,076.653     6.52      313,460
VA Bonus Option II                                                                    63,675.099     6.49      413,251
VA Bonus Option III                                                                   13,118.794     6.47       84,879
SmartDesign Advantage Option I                                                        10,347.731     6.44       66,639
SmartDesign Advantage Option II                                                       10,463.152     6.43       67,278
SmartDesign Advantage Option III                                                       2,733.252     6.41       17,520
                                                                                 ----------------         -------------
                                                                                     321,516.277            $2,094,496
                                                                                 ================         =============




                                      164

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
DVA                                                                                    6,391.315    $6.41       $40,968
DVA Plus - Standard (pre February 2000)                                                9,787.230     6.39        62,540
DVA Plus - Standard (post January 2000 & post 2000)                                   14,326.050     6.38        91,400
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      523,176.282     6.37     3,332,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              534,217.197     6.37     3,402,964
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          219,814.733     6.36     1,398,022
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         69,147.668     6.35       439,088
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             202,568.992     6.35     1,286,313
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      256,320.522     6.34     1,625,072
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          138,234.806     6.34       876,409
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           244,585.622     6.33     1,548,227
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             473,546.962     6.33     2,997,552
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          7,612.918     6.32        48,114
Access - Annual Ratchet (post April 2001)                                              4,842.214     6.31        30,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 107,164.703     6.31       676,209
Access - 7% Solution (post April 2001)                                                72,400.853     6.30       456,125
Access  - Max 7 (post April 2001)                                                     13,477.384     6.29        84,773
ES II - Max 7 (post 2000), Generations - Max 7                                       147,714.687     6.33       935,034
Landmark - 7% Solution                                                                72,837.366     6.32       460,332
Value                                                                                 16,144.991     6.42       103,651
VA Option I                                                                          117,835.906     6.42       756,507

                                      165

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH (CONTINUED)
VA Option II                                                                          41,737.349   $6.39       $266,702
VA Option III                                                                         15,098.206    6.37         96,176
VA Bonus Option I                                                                    156,999.146    6.37      1,000,085
VA Bonus Option II                                                                    74,614.341    6.34        473,055
VA Bonus Option III                                                                   53,634.764    6.32        338,972
SmartDesign Advantage Option I                                                        14,612.297    6.30         92,057
SmartDesign Advantage Option II                                                        8,816.847    6.28         55,370
SmartDesign Advantage Option III                                                       2,814.395    6.26         17,618
Rollover Choice Option I                                                              30,532.901    6.43        196,327
Rollover Choice Option II                                                              3,701.211    6.42         23,762
Rollover Choice Option III                                                               607.274    6.40          3,887
                                                                                 ----------------        ---------------
                                                                                   3,655,317.132            $23,216,498
                                                                                 ================        ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
DVA                                                                                    4,246.161   $7.88        $33,460
DVA Series 100                                                                           525.907    7.84          4,123
DVA Plus - Standard (pre February 2000)                                                5,651.143    7.85         44,361
DVA Plus - Standard (post January 2000 & post 2000)                                   37,470.212    7.85        294,141
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      478,394.663    7.83      3,745,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              321,871.933    7.83      2,520,257
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          185,664.648    7.82      1,451,898
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         70,101.597    7.81        547,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             177,882.505    7.80      1,387,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      338,456.229    7.80      2,639,959

                                      166

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          139,297.067   $7.79     $1,085,124
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           178,751.984    7.79      1,392,478
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             250,947.059    7.78      1,952,368
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,459.360    7.77         73,499
Access - Annual Ratchet (post April 2001)                                             18,935.799    7.76        146,942
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  54,903.954    7.75        425,506
Access - 7% Solution (post April 2001)                                                46,318.279    7.75        358,967
Access  - Max 7 (post April 2001)                                                      7,498.006    7.74         58,035
ES II - Max 7 (post 2000), Generations - Max 7                                        70,753.511    7.78        550,462
Landmark - 7% Solution                                                                19,711.625    7.76        152,962
Value                                                                                  3,346.119    7.89         26,401
VA Option I                                                                          137,710.507    7.89      1,086,536
VA Option II                                                                          67,873.888    7.85        532,810
VA Option III                                                                         26,357.099    7.83        206,376
VA Bonus Option I                                                                    178,215.219    7.83      1,395,425
VA Bonus Option II                                                                   140,603.473    7.79      1,095,301
VA Bonus Option III                                                                   24,656.472    7.78        191,827
SmartDesign Advantage Option I                                                        15,527.727    7.74        120,185
SmartDesign Advantage Option II                                                       10,722.407    7.72         82,777
SmartDesign Advantage Option III                                                       7,831.391    7.70         60,302
Rollover Choice Option I                                                              21,033.949    7.91        166,379
Rollover Choice Option II                                                              2,414.475    7.89         19,050
Rollover Choice Option III                                                               748.840    7.87          5,893
                                                                                 ----------------        ---------------
                                                                                   3,053,883.208            $23,854,611
                                                                                 ================        ===============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         10,193.484   $8.63        $87,970
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             8,870.371    8.60         76,285
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,392.267    8.58        166,386
VA Option I                                                                           86,387.123    8.71        752,432
VA Option II                                                                          77,060.412    8.67        668,114
VA Option III                                                                         17,280.541    8.65        149,477
VA Bonus Option I                                                                    141,706.160    8.64      1,224,341
VA Bonus Option II                                                                    80,927.058    8.61        696,782

                                      167

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
VA Bonus Option III                                                                    26,329.715    $8.59      $226,172
SmartDesign Advantage Option I                                                          5,170.226     8.55        44,205
SmartDesign Advantage Option II                                                        11,635.946     8.52        99,138
SmartDesign Advantage Option III                                                        5,478.254     8.50        46,565
Rollover Choice Option I                                                               18,394.766     8.73       160,586
Rollover Choice Option II                                                               4,124.316     8.71        35,923
Rollover Choice Option III                                                                537.961     8.69         4,675
                                                                                   ---------------         --------------
                                                                                      513,488.600             $4,439,051
                                                                                   ===============         ==============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
Rollover Choice Option I                                                                1,171.175    $7.89        $9,241
                                                                                   ---------------         --------------
                                                                                        1,171.175                 $9,241
                                                                                   ===============         ==============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                                1,802.105    $8.99       $16,201
Rollover Choice Option II                                                                 137.390     8.97         1,232
                                                                                   ---------------         --------------
                                                                                        1,939.495                $17,433
                                                                                   ===============         ==============

GREENWICH APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                              410.469   $14.02        $5,755
Granite PrimElite - Annual Ratchet                                                     42,037.067    13.88       583,474
                                                                                   ---------------         --------------
                                                                                       42,447.536               $589,229
                                                                                   ===============         ==============

GALAXY VIP ASSET ALLOCATION
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                               14,470.820    $8.15      $117,937
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                41,973.587     8.14       341,665
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February  2000) and 5.5% Solution  (pre February  2000),  ES II -
  5.5%
  Solution (post 2000)                                                                  4,092.860     8.11        33,193

                                      168

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP ASSET ALLOCATION (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,686.299   $8.10        $62,259
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        3,094.826    8.07         24,975
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,392.631    8.05         51,461
                                                                                 ----------------        ---------------
                                                                                      77,711.023               $631,490
                                                                                 ================        ===============

GALAXY VIP EQUITY
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        6,146.836   $6.57        $40,385
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               41,997.580    6.56        275,504
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            9,438.274    6.54         61,726
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          2,533.499    6.53         16,544
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,842.961    6.50         18,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             9,491.052    6.48         61,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               2,067.330    6.46         13,355
                                                                                 ----------------        ---------------
                                                                                      74,517.532               $487,495
                                                                                 ================        ===============


                                      169

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,973.536   $7.56        $37,600
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                6,935.812    7.55         52,365
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            941.925    7.51          7,074
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,055.178    7.49         15,393
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               778.183    7.46          5,805
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                 520.260    7.44          3,871
                                                                                 ----------------        ---------------
                                                                                      16,204.894               $122,108
                                                                                 ================        ===============

GALAXY VIP HIGH QUALITY BOND
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,333.820  $12.74        $42,473
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                2,441.177   12.72         31,052
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,264.887   12.65         16,001

                                      170

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP HIGH QUALITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                          261.886  $12.61         $3,302
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             2,995.152   12.57         37,649
                                                                                 ----------------        ---------------
                                                                                      10,296.922               $130,477
                                                                                 ================        ===============

GALAXY VIP SMALL COMPANY GROWTH
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        1,744.000   $8.69        $15,155
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,318.134    8.67         11,428
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            1,508.000    8.65         13,044
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            506.975    8.63          4,375
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             1,382.134    8.57         11,845
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                  98.104    8.55            839
                                                                                 ----------------        ---------------
                                                                                       6,557.347                $56,686
                                                                                 ================        ===============

ING GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                          390,804.171  $10.10     $3,947,122
VA Option II                                                                         213,031.411   10.05      2,140,966
VA Option III                                                                        117,577.827   10.03      1,179,306
VA Bonus Option I                                                                    972,908.364   10.02      9,748,542
VA Bonus Option II                                                                   682,003.499    9.98      6,806,395
VA Bonus Option III                                                                  485,961.261    9.96      4,840,174
                                                                                 ----------------        ---------------
                                                                                   2,862,286.533            $28,662,505
                                                                                 ================        ===============


                                      171

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES P
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         67,854.231   $9.93        $673,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     10,497.941    9.91         104,035
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,684.163    9.89          36,436
VA Option I                                                                        1,705,435.036   10.02      17,088,459
VA Option II                                                                         972,549.749    9.98       9,706,046
VA Option III                                                                        401,541.204    9.96       3,999,350
VA Bonus Option I                                                                  5,315,976.104    9.95      52,893,962
VA Bonus Option II                                                                 3,474,689.314    9.91      34,434,171
VA Bonus Option III                                                                2,205,103.224    9.89      21,808,471
SmartDesign Advantage Option I                                                       108,591.586    9.86       1,070,713
SmartDesign Advantage Option II                                                       35,661.831    9.83         350,556
SmartDesign Advantage Option III                                                      26,860.854    9.81         263,505
                                                                                -----------------        ----------------
                                                                                  14,328,445.237            $142,429,497
                                                                                =================        ================

ING GET FUND - SERIES Q
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,383.289  $10.03      $5,640,704
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,409.580   10.01       2,846,940
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         83,909.189    9.99         838,253
VA Option I                                                                        1,999,208.942   10.10      20,192,010
VA Option II                                                                       1,409,733.467   10.07      14,196,016
VA Option III                                                                        491,168.651   10.05       4,936,245
VA Bonus Option I                                                                  4,783,644.544   10.04      48,027,791
VA Bonus Option II                                                                 3,845,316.589   10.01      38,491,619
VA Bonus Option III                                                                1,887,729.911   10.00      18,877,299
SmartDesign Advantage Option I                                                     1,028,249.267    9.97      10,251,645
SmartDesign Advantage Option II                                                      217,938.548    9.94       2,166,309
SmartDesign Advantage Option III                                                     253,781.731    9.93       2,520,053
Rollover Choice Option I                                                               2,541.246   10.12          25,717
Rollover Choice Option II                                                              4,941.125   10.10          49,905
                                                                                -----------------        ----------------
                                                                                  16,854,956.079            $169,060,506
                                                                                =================        ================


                                      172

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES R
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,074,925.572  $10.09     $10,845,999
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    257,403.873   10.07       2,592,057
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        115,167.896   10.06       1,158,589
VA Option I                                                                        2,104,589.356   10.14      21,340,536
VA Option II                                                                         988,297.070   10.12      10,001,566
VA Option III                                                                        506,820.458   10.10       5,118,887
VA Bonus Option I                                                                  4,259,757.948   10.10      43,023,555
VA Bonus Option II                                                                 3,262,756.657   10.08      32,888,587
VA Bonus Option III                                                                1,891,866.395   10.06      19,032,176
SmartDesign Advantage Option I                                                     1,141,597.398   10.04      11,461,638
SmartDesign Advantage Option II                                                      716,661.831   10.02       7,180,952
SmartDesign Advantage Option III                                                     566,849.087   10.01       5,674,159
Rollover Choice Option I                                                              19,740.797   10.16         200,566
Rollover Choice Option II                                                              4,164.678   10.14          42,230
                                                                                -----------------        ----------------
                                                                                  16,910,599.016            $170,561,497
                                                                                =================        ================

ING GET FUND - SERIES S
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,272,002.001  $10.03     $12,758,180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    714,136.233   10.02       7,155,645
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        253,670.431   10.01       2,539,241
VA Option I                                                                        2,645,718.489   10.07      26,642,385
VA Option II                                                                       1,006,108.528   10.05      10,111,391
VA Option III                                                                        531,316.937   10.04       5,334,422
VA Bonus Option I                                                                  5,903,407.361   10.04      59,270,210
VA Bonus Option II                                                                 3,536,752.857   10.02      35,438,264
VA Bonus Option III                                                                2,276,351.650   10.01      22,786,280
SmartDesign Advantage Option I                                                     1,993,960.945   10.00      19,939,609
SmartDesign Advantage Option II                                                    1,229,819.186    9.99      12,285,894
SmartDesign Advantage Option III                                                     467,734.302    9.98       4,667,988
Rollover Choice Option I                                                              31,718.983   10.08         319,727
Rollover Choice Option II                                                              4,790.846   10.07          48,244
                                                                                -----------------        ----------------
                                                                                  21,867,488.749            $219,297,480
                                                                                =================        ================


                                      173

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES T
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 50,400.668  $10.08        $508,039
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,558,991.778   10.07      15,699,047
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              19,504.482   10.07         196,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          171,909.156   10.06       1,729,406
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    508,430.836   10.06       5,114,814
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        402,293.548   10.06       4,047,073
ES II - Max 7 (post 2000), Generations - Max 7                                        95,839.486   10.06         964,145
VA Option I                                                                        2,265,324.445   10.09      22,857,124
VA Option II                                                                         986,184.393   10.08       9,940,739
VA Option III                                                                        395,886.131   10.08       3,990,532
VA Bonus Option I                                                                  6,903,091.797   10.07      69,514,134
VA Bonus Option II                                                                 3,462,362.180   10.06      34,831,364
VA Bonus Option III                                                                2,223,311.868   10.06      22,366,517
SmartDesign Advantage Option I                                                     2,313,192.394   10.05      23,247,584
SmartDesign Advantage Option II                                                    1,164,309.907   10.04      11,689,671
SmartDesign Advantage Option III                                                   1,014,350.218   10.04      10,184,076
Rollover Choice Option I                                                             105,907.907   10.10       1,069,670
Rollover Choice Option II                                                              1,397.340   10.09          14,099
                                                                                -----------------        ----------------
                                                                                  23,642,688.533            $237,964,444
                                                                                =================        ================

ING GET FUND - SERIES U
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,187.025  $10.00         $11,870
VA Option I                                                                            1,571.485   10.00          15,715
VA Option II                                                                           6,507.823   10.00          65,078
VA Option III                                                                          1,409.047   10.00          14,090
VA Bonus Option I                                                                     36,166.923   10.00         361,669
VA Bonus Option II                                                                     8,169.053   10.00          81,691
SmartDesign Advantage Option I                                                         3,233.024    9.99          32,298
Rollover Choice Option I                                                              46,529.254   10.00         465,293
                                                                                -----------------        ----------------
                                                                                     104,773.634              $1,047,704
                                                                                =================        ================


                                      174

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING ALGER GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               5,955.720   $6.56        $39,070
                                                                                -----------------        ---------------
                                                                                       5,955.720                $39,070
                                                                                =================        ===============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
Rollover Choice Option II                                                                215.415   $8.10         $1,745
                                                                                -----------------        ---------------
                                                                                         215.415                 $1,745
                                                                                =================        ===============

ING J.P. MORGAN MID CAP VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,313.035   $9.15        $12,014
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        105.865    9.14            968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            279.120    9.13          2,548
VA Option I                                                                            7,703.109    9.19         70,792
VA Option II                                                                             325.073    9.17          2,981
VA Option III                                                                            871.507    9.16          7,983
VA Bonus Option I                                                                     12,516.020    9.16        114,647
VA Bonus Option II                                                                     6,147.437    9.14         56,188
VA Bonus Option III                                                                    2,029.335    9.13         18,528
SmartDesign Advantage Option I                                                           525.395    9.11          4,786
SmartDesign Advantage Option II                                                          500.283    9.10          4,553
SmartDesign Advantage Option III                                                         525.629    9.09          4,778
                                                                                -----------------        ---------------
                                                                                      32,841.808               $300,766
                                                                                =================        ===============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (INITIAL  CLASS)
Contracts in  accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          9,202.920   $6.12        $56,322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,495.904    6.10          9,125
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,820.488    6.08         41,469
VA Option I                                                                           24,402.739    6.18        150,809
VA Option II                                                                          24,352.603    6.15        149,769
VA Option III                                                                          9,183.824    6.13         56,297
VA Bonus Option I                                                                     51,742.510    6.13        317,182

                                      175

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING MFS(R) CAPITAL OPPORTUNITIES (INITIAL CLASS) (CONTINUED)
VA Bonus Option II                                                                  45,652.230     $6.10      $278,479
VA Bonus Option III                                                                 27,827.914      6.09       169,472
SmartDesign Advantage Option I                                                       7,426.711      6.06        45,006
SmartDesign Advantage Option II                                                        949.187      6.04         5,733
                                                                                ---------------          --------------
                                                                                   209,057.030              $1,279,663
                                                                                ===============          ==============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (SERVICE  CLASS)
Contracts in  accumulation period:
Rollover Choice Option I                                                            10,569.482     $6.85       $72,401
                                                                                ---------------          --------------
                                                                                    10,569.482                 $72,401
                                                                                ===============          ==============

ING MFS(R) GLOBAL GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      110.304     $8.29          $914
VA Option I                                                                          1,482.246      8.34        12,362
VA Option II                                                                         1,343.372      8.32        11,177
VA Bonus Option I                                                                    4,797.670      8.31        39,869
VA Bonus Option II                                                                     295.240      8.29         2,448
VA Bonus Option III                                                                    192.981      8.28         1,598
SmartDesign Advantage Option I                                                         595.582      8.27         4,925
Rollover Choice Option I                                                               222.879      8.35         1,861
                                                                                ---------------          --------------
                                                                                     9,040.274                 $75,154
                                                                                ===============          ==============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                            16,208.427     $7.80      $126,426
                                                                                ---------------          --------------
                                                                                    16,208.427                $126,426
                                                                                ===============          ==============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
Rollover Choice Option I                                                            55,182.425    $10.75      $593,211
                                                                                ---------------          --------------
                                                                                    55,182.425                $593,211
                                                                                ===============          ==============

ING SALOMON BROS. CAPITAL
Contracts in accumulation period:
Rollover Choice Option I                                                             1,231.608     $7.41        $9,126
                                                                                ---------------          --------------
                                                                                     1,231.608                  $9,126
                                                                                ===============          ==============

ING SALOMON BROS. INVESTORS VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               487.219     $7.61        $3,708
                                                                                ---------------          --------------
                                                                                       487.219                  $3,708
                                                                                ===============          ==============

                                      176

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING SCUDDER INTERNATIONAL GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               534.407    $8.14          $4,350
Rollover Choice Option II                                                              385.164     8.13           3,131
                                                                                ---------------         ----------------
                                                                                       919.571                   $7,481
                                                                                ===============         ================

ING T. ROWE PRICE GROWTH EQUITY
Rollover Choice Option I                                                            18,694.132    $7.52        $140,580
Rollover Choice Option II                                                              390.902     7.51           2,936
                                                                                ---------------         ----------------
                                                                                    19,085.034                 $143,516
                                                                                ===============         ================

ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
Rollover Choice Option I                                                               297.448    $7.54          $2,243
                                                                                ---------------         ----------------
                                                                                       297.448                   $2,243
                                                                                ===============         ================

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               28,765.909    $8.30        $238,757
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              2,563.257     8.30          21,275
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        4,117.380     8.29          34,133
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               283.320     8.29           2,349
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         29,823.131     8.28         246,936
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    1,649.302     8.28          13,656
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        4,188.813     8.27          34,641
ES II - Max 7 (post 2000), Generations - Max 7                                     105,532.227     8.27         872,752
VA Option I                                                                          6,159.801     8.32          51,250
VA Option II                                                                         4,430.488     8.31          36,817
VA Option III                                                                          109.415     8.30             908
VA Bonus Option I                                                                    5,134.250     8.30          42,614
VA Bonus Option II                                                                   6,396.200     8.28          52,961
VA Bonus Option III                                                                  2,101.826     8.27          17,382

                                      177

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VAN KAMPEN COMSTOCK (CONTINUED)
SmartDesign Advantage Option I                                                         1,514.971    $8.25        $12,499
SmartDesign Advantage Option II                                                        2,191.557     8.24         18,058
Rollover Choice Option I                                                               4,737.926     8.34         39,514
                                                                                -----------------         ---------------
                                                                                     209,699.773              $1,736,502
                                                                                =================         ===============

ING VP WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                    5,517.312    $5.26        $29,021
DVA Plus - Standard (pre February 2000)                                               12,358.456     5.23         64,635
DVA Plus - Standard (post January 2000 & post 2000)                                   49,480.801     5.22        258,290
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                467,246.705     5.21      2,434,355
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              859,281.375     5.20      4,468,263
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          142,057.864     5.19        737,280
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        116,508.310     5.18        603,513
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             322,466.194     5.17      1,667,150
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      361,646.549     5.16      1,866,096
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          349,870.710     5.16      1,805,333
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    598,427.686     5.15      3,081,903
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,083,707.075     5.14      5,570,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,003.284     5.13          5,147
Access - Annual Ratchet (post April 2001)                                             39,020.638     5.12        199,786

                                      178

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 138,853.238   $5.11       $709,540
Access - 7% Solution (post April 2001)                                                57,393.340    5.10        292,706
Access  - Max 7 (post April 2001)                                                     78,477.936    5.09        399,453
ES II - Max 7 (post 2000), Generations - Max 7                                       382,518.737    5.14      1,966,146
Landmark - 7% Solution                                                               100,549.031    5.12        514,811
Value                                                                                 31,341.713    5.28        165,484
VA Option I                                                                           13,906.179    5.27         73,286
VA Option II                                                                          22,034.369    5.23        115,240
VA Option III                                                                          3,808.449    5.21         19,842
VA Bonus Option I                                                                     25,910.251    5.20        134,733
VA Bonus Option II                                                                    20,896.200    5.16        107,824
VA Bonus Option III                                                                    6,582.348    5.14         33,833
SmartDesign Advantage Option I                                                         5,942.421    5.10         30,306
SmartDesign Advantage Option II                                                          819.595    5.07          4,155
SmartDesign Advantage Option III                                                       1,408.659    5.05          7,114
                                                                                -----------------        ---------------
                                                                                   5,299,035.425            $27,365,499
                                                                                =================        ===============

ING VP BOND
Contracts in accumulation period:
DVA 80                                                                                 5,835.705  $10.69        $62,384
DVA                                                                                    1,384.830   10.67         14,776
DVA Series 100                                                                           460.852   10.65          4,908
DVA Plus - Standard (pre February 2000)                                               13,699.520   10.65        145,900
DVA Plus - Standard (post January 2000 & post 2000)                                   65,448.385   10.65        697,025
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                719,278.721   10.64      7,653,126
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              665,314.190   10.64      7,078,943
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          290,354.137   10.63      3,086,464
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,128.304   10.63        511,604
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              88,274.683   10.63        938,360

                                      179

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      707,083.140   $10.62    $7,509,223
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,866.859    10.62     2,324,366
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           616,916.853    10.62     6,551,657
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             456,890.838    10.61     4,847,612
Access - Annual Ratchet (post April 2001)                                              9,276.800    10.60        98,334
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  20,543.142    10.59       217,552
Access - 7% Solution (post April 2001)                                                45,161.920    10.59       478,265
Access  - Max 7 (post April 2001)                                                     93,174.370    10.58       985,785
ES II - Max 7 (post 2000), Generations - Max 7                                       564,471.057    10.61     5,989,038
Landmark - 7% Solution                                                                16,610.577    10.60       176,072
Value                                                                                 21,077.526    10.68       225,108
                                                                                 ----------------         --------------
                                                                                   4,668,252.409            $49,596,502
                                                                                 ================         ==============

ING VP GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               6,569.234    $6.94       $45,590
                                                                                 ----------------         --------------
                                                                                       6,569.234                $45,590
                                                                                 ================         ==============

ING VP INDEX PLUS LARGECAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         12,557.733    $7.21       $90,541
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,179.958     7.19        44,434
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,963.889     7.18        28,461
VA Option I                                                                          141,983.350     7.28     1,033,639
VA Option II                                                                          46,368.062     7.25       336,168
VA Option III                                                                         34,433.300     7.24       249,297
VA Bonus Option I                                                                    224,198.353     7.23     1,620,954
VA Bonus Option II                                                                    35,518.020     7.20       255,730
VA Bonus Option III                                                                   26,792.477     7.18       192,370
SmartDesign Advantage Option I                                                        10,195.872     7.15        72,900
SmartDesign Advantage Option II                                                        8,441.439     7.13        60,187

                                      180

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP (CONTINUED)
SmartDesign Advantage Option III                                                       8,987.585    $7.11       $63,902
Rollover Choice Option I                                                              71,089.664     7.31       519,665
Rollover Choice Option II                                                              2,369.346     7.28        17,249
Rollover Choice Option III                                                               564.067     7.27         4,101
                                                                                 ----------------         --------------
                                                                                     633,643.115             $4,589,598
                                                                                 ================         ==============

ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,930.296    $8.53      $118,825
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             7,367.210     8.51        62,695
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,361.288     8.49       164,377
VA Option I                                                                          133,786.073     8.61     1,151,898
VA Option II                                                                          61,372.138     8.58       526,573
VA Option III                                                                         19,210.554     8.56       164,442
VA Bonus Option I                                                                    177,302.397     8.55     1,515,935
VA Bonus Option II                                                                    94,503.966     8.51       804,229
VA Bonus Option III                                                                   97,939.999     8.49       831,511
SmartDesign Advantage Option I                                                        11,177.803     8.46        94,564
SmartDesign Advantage Option II                                                       10,167.267     8.43        85,710
SmartDesign Advantage Option III                                                      17,384.130     8.41       146,201
Rollover Choice Option I                                                              22,538.459     8.64       194,732
Rollover Choice Option II                                                              5,073.425     8.61        43,682
Rollover Choice Option III                                                               480.800     8.59         4,130
                                                                                 ----------------         --------------
                                                                                     691,595.805             $5,909,504
                                                                                 ================         ==============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         24,464.385    $8.59      $210,149
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,622.813     8.57        31,048
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,254.460     8.55        27,826
VA Option I                                                                           97,303.653     8.67       843,623
VA Option II                                                                          45,701.551     8.64       394,861
VA Option III                                                                          8,401.252     8.62        72,419
VA Bonus Option I                                                                    119,426.433     8.61     1,028,262
VA Bonus Option II                                                                    50,587.854     8.57       433,538

                                      181

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS SMALLCAP (CONTINUED)
VA Bonus Option III                                                                    69,820.561    $8.55      $596,966
SmartDesign Advantage Option I                                                          5,086.437     8.52        43,336
SmartDesign Advantage Option II                                                         9,017.544     8.49        76,559
SmartDesign Advantage Option III                                                        9,049.582     8.47        76,650
Rollover Choice Option I                                                               18,191.748     8.70       158,268
Rollover Choice Option II                                                               1,382.428     8.68        11,999
                                                                                  ----------------         --------------
                                                                                      465,310.701             $4,005,504
                                                                                  ================         ==============

ING VP SMALL COMPANY
Contracts in accumulation period:
Rollover Choice Option I                                                               16,504.399    $7.56      $124,773
Rollover Choice Option II                                                               4,207.514     7.54        31,725
                                                                                  ----------------         --------------
                                                                                       20,711.913               $156,498
                                                                                  ================         ==============

ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,312.844    $6.55        $8,599
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              1,588.561     6.53        10,373
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,346.537     6.52        15,299
VA Option I                                                                            31,204.909     6.62       206,576
VA Option II                                                                           13,742.756     6.59        90,565
VA Option III                                                                           4,227.538     6.57        27,775
VA Bonus Option I                                                                      32,953.774     6.57       216,506
VA Bonus Option II                                                                     28,741.641     6.54       187,970
VA Bonus Option III                                                                     7,083.223     6.52        46,183
SmartDesign Advantage Option I                                                         17,731.744     6.49       115,079
SmartDesign Advantage Option II                                                         1,235.020     6.47         7,991
SmartDesign Advantage Option III                                                       14,687.082     6.46        94,879
Rollover Choice Option I                                                                8,766.617     6.63        58,123
                                                                                  ----------------         --------------
                                                                                      165,622.247             $1,085,918
                                                                                  ================         ==============

ING VP CONVERTIBLE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,417.757    $9.61       $13,625
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                                571.190     9.58         5,472

                                       182

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP CONVERTIBLE (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         2,962.680    $9.56       $28,323
VA Option I                                                                          27,864.868     9.70       270,289
VA Option II                                                                         23,212.677     9.66       224,234
VA Bonus Option I                                                                    24,891.586     9.63       239,706
VA Bonus Option II                                                                   16,097.635     9.59       154,376
VA Bonus Option III                                                                   1,293.425     9.57        12,378
SmartDesign Advantage Option I                                                        3,125.116     9.52        29,751
SmartDesign Advantage Option II                                                       5,397.937     9.50        51,280
SmartDesign Advantage Option III                                                        522.665     9.48         4,955
                                                                               -----------------         --------------
                                                                                    107,357.536             $1,034,389
                                                                               =================         ==============
ING VP GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508.000    $5.30        $2,692
DVA Plus - Standard (pre February 2000)                                                 589.526     5.27         3,107
DVA Plus - Standard (post January 2000 & post 2000)                                  11,903.518     5.27        62,732
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                      143,306.638     5.26       753,793
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             297,926.064     5.26     1,567,091
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         134,511.899     5.25       706,187
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        30,250.239     5.24       158,511
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            157,970.166     5.24       827,764
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                       151,542.584     5.23       792,568
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         149,494.282     5.23       781,855
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   178,992.222     5.23       936,129

                                      183

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             355,700.276    $5.22    $1,856,755
Access - Annual Ratchet (post April 2001)                                              4,918.441     5.20        25,576
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,490.561     5.20       356,151
Access - 7% Solution (post April 2001)                                                11,587.039     5.19        60,137
Access  - Max 7 (post April 2001)                                                     49,552.666     5.19       257,178
ES II - Max 7 (post 2000), Generations - Max 7                                       109,759.285     5.22       572,943
Landmark - 7% Solution                                                                34,246.496     5.21       178,424
Value                                                                                  1,365.563     5.31         7,251
Rollover Choice Option I                                                               2,754.175     5.32        14,652
                                                                                 ----------------         --------------
                                                                                   1,895,369.640             $9,921,496
                                                                                 ================         ==============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               4,649.081    $8.47       $39,378
Rollover Choice Option II                                                                288.667     8.45         2,439
                                                                                 ----------------         --------------
                                                                                       4,937.748                $41,817
                                                                                 ================         ==============

ING VP LARGE COMPANY VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          6,796.009    $7.95       $54,028
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               888.555     7.93         7,046
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,895.920     7.91        22,907
VA Option I                                                                           31,277.430     8.03       251,158
VA Option II                                                                          18,070.271     7.99       144,381
VA Option III                                                                         14,141.043     7.98       112,846
VA Bonus Option I                                                                     26,066.797     7.97       207,752
VA Bonus Option II                                                                    10,660.289     7.93        84,536
VA Bonus Option III                                                                    4,544.920     7.92        35,996
SmartDesign Advantage Option I                                                         3,927.934     7.88        30,952
SmartDesign Advantage Option II                                                           80.251     7.86           631
SmartDesign Advantage Option III                                                         727.650     7.84         5,705
                                                                                 ----------------         --------------
                                                                                     120,077.069               $957,938
                                                                                 ================         ==============

ING VP LARGECAP GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,324.788    $6.15       $26,597

                                      184

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP LARGECAP GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               148.376    $6.13          $910
VA Option I                                                                           17,334.479     6.21       107,647
VA Option II                                                                          31,441.028     6.18       194,306
VA Option III                                                                          7,410.080     6.17        45,720
VA Bonus Option I                                                                     41,753.715     6.16       257,203
VA Bonus Option II                                                                    42,851.444     6.14       263,108
VA Bonus Option III                                                                   11,187.257     6.12        68,466
SmartDesign Advantage Option I                                                         4,073.044     6.10        24,846
SmartDesign Advantage Option II                                                        1,059.501     6.08         6,442
SmartDesign Advantage Option III                                                       1,693.678     6.06        10,264
                                                                                 ----------------         --------------
                                                                                     163,277.390             $1,005,509
                                                                                 ================         ==============

ING VP MAGNACAP
Contracts in accumulation period:
DVA                                                                                    6,555.686   $7.15        $46,873
DVA Plus - Standard (pre February 2000)                                                6,549.431    7.12         46,632
DVA Plus - Standard (post January 2000 & post 2000)                                   10,551.443    7.11         75,021
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                211,733.236    7.10      1,503,306
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              307,643.277    7.10      2,184,267
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           20,061.852    7.08        142,038
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         17,210.413    7.08        121,850
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             153,013.266    7.07      1,081,804
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      125,575.174    7.07        887,816
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          102,496.200    7.06        723,623

                                      185

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP MAGNACAP (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    190,988.256   $7.05     $1,346,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             295,511.233    7.04      2,080,399
Access - Annual Ratchet (post April 2001)                                             18,131.585    7.02        127,284
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  41,228.581    7.02        289,425
Access - 7% Solution (post April 2001)                                                12,375.694    7.01         86,754
Access  - Max 7 (post April 2001)                                                     27,970.406    7.00        195,793
ES II - Max 7 (post 2000), Generations - Max 7                                       108,901.970    7.05        767,759
Landmark - 7% Solution                                                                31,708.981    7.03        222,914
Value                                                                                  4,070.367    7.16         29,144
VA Option I                                                                           20,708.864    7.16        148,275
VA Option II                                                                             284.124    7.12          2,023
VA Option III                                                                            630.457    7.10          4,476
VA Bonus Option I                                                                     19,500.998    7.10        138,457
VA Bonus Option II                                                                     6,930.236    7.06         48,927
VA Bonus Option III                                                                    3,957.580    7.04         27,861
SmartDesign Advantage Option I                                                         1,471.448    7.01         10,315
                                                                                -----------------        ---------------
                                                                                   1,745,760.759            $12,339,503
                                                                                =================        ===============

ING VP MIDCAP OPPORTUNITIES
Contracts in accumulation period:
Rollover Choice Option I                                                               1,699.815   $7.24        $12,307
                                                                                -----------------        ---------------
                                                                                       1,699.815                $12,307
                                                                                =================        ===============

ING VP SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                    7,081.683   $4.65        $32,930
DVA Plus - Standard (pre February 2000)                                                4,958.507    4.63         22,958
DVA Plus - Standard (post January 2000 & post 2000)                                   59,275.642    4.63        274,446
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                774,556.649    4.62      3,578,452
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,042,745.581    4.62      4,817,485
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          139,362.310    4.61        642,460


                                      186

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,062.812   $4.61       $221,570
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             563,708.902    4.60      2,593,061
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      483,572.111    4.60      2,224,432
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          454,391.883    4.59      2,085,659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    696,664.441    4.59      3,197,690
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,196,796.823    4.58      5,481,329
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            345.077    4.58          1,580
Access - Annual Ratchet (post April 2001)                                             54,432.709    4.57        248,757
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 249,713.741    4.57      1,141,192
Access - 7% Solution (post April 2001)                                                46,045.780    4.56        209,969
Access  - Max 7 (post April 2001)                                                    177,134.824    4.55        805,963
ES II - Max 7 (post 2000), Generations - Max 7                                       374,677.088    4.59      1,719,768
Landmark - 7% Solution                                                               117,675.900    4.57        537,779
Value                                                                                 58,728.870    4.66        273,677
Rollover Choice Option I                                                               3,071.070    4.67         14,342
                                                                                -----------------        ---------------
                                                                                   6,553,002.403            $30,125,499
                                                                                =================        ===============

INVESCO VIF - FINANCIAL SERVICES
Contracts in accumulation period:
DVA                                                                                      406.061   $7.90         $3,208
DVA Series 100                                                                           670.845    7.86          5,273
DVA Plus - Standard (pre February 2000)                                                5,407.333    7.88         42,610
DVA Plus - Standard (post January 2000 & post 2000)                                   19,155.514    7.87        150,754
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                584,089.237    7.86      4,590,941
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              491,868.834    7.85      3,861,170

                                      187

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - FINANCIAL SERVICES (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          117,511.348   $7.84       $921,289
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         44,675.520    7.83        349,809
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             200,145.811    7.83      1,567,142
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      182,155.631    7.82      1,424,457
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          110,702.021    7.82        865,690
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,060.139    7.81      2,218,510
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             407,036.399    7.80      3,174,884
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            667.125    7.79          5,197
Access - Annual Ratchet (post April 2001)                                             36,848.113    7.78        286,678
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  84,291.461    7.78        655,788
Access - 7% Solution (post April 2001)                                                 8,073.622    7.77         62,732
Access  - Max 7 (post April 2001)                                                     32,860.169    7.76        254,995
ES II - Max 7 (post 2000), Generations - Max 7                                        91,597.737    7.81        715,378
Landmark - 7% Solution                                                                47,920.623    7.79        373,302
Value                                                                                  5,012.313    7.92         39,698
VA Option I                                                                           28,312.555    7.91        223,952
VA Option II                                                                          17,476.529    7.88        137,715
VA Option III                                                                          2,929.158    7.86         23,023
VA Bonus Option I                                                                     40,079.602    7.85        314,625
VA Bonus Option II                                                                    39,578.360    7.82        309,503
VA Bonus Option III                                                                   41,939.098    7.80        327,125
SmartDesign Advantage Option I                                                           786.478    7.77          6,111
SmartDesign Advantage Option II                                                        3,904.827    7.74         30,223
SmartDesign Advantage Option III                                                         535.466    7.73          4,139
                                                                                -----------------        ---------------
                                                                                   2,930,697.929            $22,945,921
                                                                                =================        ===============

INVESCO VIF - HEALTH SCIENCES
Contracts in accumulation period:
DVA 80                                                                                 9,089.241   $7.72        $70,169

                                      188

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
DVA                                                                                      540.527   $7.70         $4,162
DVA Series 100                                                                           541.402    7.66          4,147
DVA Plus - Standard (pre February 2000)                                               14,310.616    7.67        109,762
DVA Plus - Standard (post January 2000 & post 2000)                                   22,197.466    7.66        170,033
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                351,424.377    7.65      2,688,396
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              481,392.756    7.65      3,682,655
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          166,542.609    7.63      1,270,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         35,809.566    7.63        273,227
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             183,978.442    7.62      1,401,916
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      493,957.606    7.62      3,763,957
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,523.360    7.61      2,066,293
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    375,101.966    7.61      2,854,526
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             736,095.750    7.59      5,586,967
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,088.348    7.59         15,851
Access - Annual Ratchet (post April 2001)                                             15,338.008    7.58        116,262
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 151,076.855    7.57      1,143,652
Access - 7% Solution (post April 2001)                                                 9,189.497    7.57         69,564
Access  - Max 7 (post April 2001)                                                     45,837.467    7.56        346,531
ES II - Max 7 (post 2000), Generations - Max 7                                       306,734.060    7.60      2,331,179
Landmark - 7% Solution                                                                94,313.253    7.58        714,894
Value                                                                                 10,080.927    7.71         77,724
VA Option I                                                                           33,864.629    7.70        260,758
VA Option II                                                                          24,596.088    7.67        188,652

                                      189

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
VA Option III                                                                          9,104.697   $7.65        $69,651
VA Bonus Option I                                                                     44,853.153    7.65        343,127
VA Bonus Option II                                                                    46,036.519    7.61        350,338
VA Bonus Option III                                                                   66,227.851    7.59        502,669
SmartDesign Advantage Option I                                                         4,098.527    7.56         30,985
SmartDesign Advantage Option II                                                        4,279.783    7.54         32,270
SmartDesign Advantage Option III                                                       2,987.645    7.52         22,467
                                                                                -----------------        ---------------
                                                                                   4,013,212.991            $30,563,504
                                                                                =================        ===============

INVESCO VIF - LEISURE
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                2,494.057   $8.45        $21,075
DVA Plus - Standard (post January 2000 & post 2000)                                    1,919.924    8.45         16,223
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 69,606.717    8.44        587,481
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              132,018.982    8.44      1,114,240
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           28,020.116    8.43        236,210
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,463.630    8.43         12,338
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              65,381.973    8.43        551,170
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       30,006.613    8.42        252,656
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           41,607.549    8.42        350,336
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     54,250.341    8.42        456,788
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             100,698.931    8.41        846,878
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            757.891    8.41          6,374

                                      190

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - LEISURE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                              3,611.911   $8.40         $30,340
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  40,591.830    8.40         340,971
Access - 7% Solution (post April 2001)                                                17,360.124    8.40         145,825
Access  - Max 7 (post April 2001)                                                      7,579.148    8.39          63,589
ES II - Max 7 (post 2000), Generations - Max 7                                        94,573.834    8.41         795,366
Landmark - 7% Solution                                                                24,347.114    8.41         204,759
VA Option I                                                                              749.048    8.47           6,344
VA Option II                                                                             695.822    8.45           5,880
VA Option III                                                                            767.220    8.44           6,475
VA Bonus Option I                                                                      4,265.438    8.44          36,000
VA Bonus Option II                                                                     1,327.969    8.42          11,181
                                                                                -----------------        ----------------
                                                                                     724,096.182              $6,098,499
                                                                                =================        ================

INVESCO VIF - UTILITIES
Contracts in accumulation period:
DVA 80                                                                                 1,587.040   $6.43         $10,205
DVA Plus - Standard (pre February 2000)                                                   63.189    6.38             403
DVA Plus - Standard (post January 2000 & post 2000)                                   11,472.225    6.38          73,193
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                127,144.822    6.37         809,913
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              152,797.244    6.37         973,318
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           86,524.213    6.36         550,294
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,051.925    6.35         114,630
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              51,660.421    6.35         328,044
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      103,373.775    6.34         655,390

                                      191

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - UTILITIES (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           94,265.565   $6.34       $597,644
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    167,758.159    6.33      1,061,909
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             173,345.603    6.32      1,095,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,187.610    6.32         13,826
Access - Annual Ratchet (post April 2001)                                                814.005    6.31          5,136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  52,670.628    6.30        331,825
Access - 7% Solution (post April 2001)                                                24,927.137    6.30        157,041
Access  - Max 7 (post April 2001)                                                      2,946.473    6.29         18,533
ES II - Max 7 (post 2000), Generations - Max 7                                        34,605.984    6.33        219,056
Landmark - 7% Solution                                                                30,198.224    6.31        190,551
VA Option I                                                                           14,992.194    6.41         96,100
VA Option II                                                                          18,841.260    6.38        120,207
VA Option III                                                                          1,930.007    6.37         12,294
VA Bonus Option I                                                                     33,452.942    6.36        212,761
VA Bonus Option II                                                                     8,961.746    6.34         56,817
VA Bonus Option III                                                                   11,546.075    6.32         72,971
SmartDesign Advantage Option I                                                           523.745    6.29          3,294
SmartDesign Advantage Option II                                                          133.928    6.28            841
SmartDesign Advantage Option III                                                         417.793    6.26          2,615
                                                                                -----------------        ---------------
                                                                                   1,227,193.932             $7,784,355
                                                                                =================        ===============

JANUS ASPEN SERIES BALANCED
Contracts in accumulation period:
Rollover Choice Option I                                                              47,037.671   $9.25       $435,098
Rollover Choice Option II                                                              6,041.602    9.23         55,764
Rollover Choice Option III                                                               591.682    9.21          5,449
                                                                                -----------------        ---------------
                                                                                      53,670.955               $496,311
                                                                                =================        ===============

JANUS ASPEN SERIES FLEXIBLE INCOME
Contracts in accumulation period:
Rollover Choice Option I                                                              19,824.232  $10.99       $217,868
Rollover Choice Option II                                                              5,939.558   10.97         65,157
                                                                                -----------------        ---------------
                                                                                      25,763.790               $283,025
                                                                                =================        ===============

JANUS ASPEN SERIES GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                              26,690.842   $7.19       $191,907
                                                                                -----------------        ---------------
                                                                                      26,690.842               $191,907
                                                                                =================        ===============


                                      192

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          3,936.633   $6.84        $26,927
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,893.741    6.82         19,735
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,871.582    6.81         39,985
VA Option I                                                                          105,069.103    6.91        726,028
VA Option II                                                                          53,631.991    6.88        368,988
VA Option III                                                                         14,254.337    6.86         97,785
VA Bonus Option I                                                                    150,684.827    6.86      1,033,698
VA Bonus Option II                                                                    65,555.286    6.83        447,743
VA Bonus Option III                                                                   58,756.313    6.81        400,130
SmartDesign Advantage Option I                                                         7,229.106    6.78         49,013
SmartDesign Advantage Option II                                                       11,630.857    6.76         78,625
SmartDesign Advantage Option III                                                       3,174.425    6.75         21,427
Rollover Choice Option I                                                              31,947.524    6.93        221,396
Rollover Choice Option II                                                                581.133    6.91          4,016
                                                                                -----------------        ---------------
                                                                                     515,216.858             $3,535,496
                                                                                =================        ===============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                              23,286.992   $7.67       $178,611
Rollover Choice Option II                                                              2,448.302    7.65         18,730
Rollover Choice Option III                                                             1,064.000    7.64          8,129
                                                                                -----------------        ---------------
                                                                                      26,799.294               $205,470
                                                                                =================        ===============

OPPENHEIMER STRATEGIC BOND
Contracts in accumulation period:
Rollover Choice Option I                                                                 832.001  $10.67         $8,877
Rollover Choice Option II                                                                696.170   10.65          7,414
                                                                                -----------------        ---------------
                                                                                       1,528.171                $16,291
                                                                                =================        ===============

PIMCO HIGH YIELD
Contracts in accumulation period:
DVA 80                                                                                 2,477.364  $10.12        $25,071
DVA                                                                                  102,400.716   10.03      1,027,079
DVA Series 100                                                                           940.098    9.87          9,279
DVA Plus - Standard (pre February 2000)                                              281,240.079    9.91      2,787,089
DVA Plus - Standard (post January 2000 & post 2000)                                  278,564.887    9.89      2,755,007
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,193,058.219    9.84     60,939,693

                                      193

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,925,319.594   $9.82    $38,546,638
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,053,445.935    9.77     29,832,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        657,117.954    9.75      6,406,900
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,388,956.102    9.73     13,514,543
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,428,136.230    9.70     52,652,921
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,004,329.863    9.68      9,721,913
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,639,544.850    9.66     35,158,003
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,093,339.354    9.61     29,726,991
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,447.208    9.59         42,649
Access - Annual Ratchet (post April 2001)                                            186,395.537    9.54      1,778,213
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 423,832.352    9.52      4,034,884
Access - 7% Solution (post April 2001)                                                64,823.416    9.50        615,822
Access  - Max 7 (post April 2001)                                                    218,537.943    9.45      2,065,184
ES II - Max 7 (post 2000), Generations - Max 7                                       624,871.926    9.63      6,017,517
Landmark - 7% Solution                                                               272,347.815    9.57      2,606,369
Access One                                                                             3,970.224   10.27         40,774
Value                                                                                114,778.115   10.08      1,156,963
VA Option I                                                                           78,297.774   10.05        786,893
VA Option II                                                                          31,300.139    9.91        310,184
VA Option III                                                                         15,357.631    9.84        151,119
VA Bonus Option I                                                                    113,201.558    9.82      1,111,639
VA Bonus Option II                                                                    71,352.805    9.68        690,695
VA Bonus Option III                                                                   27,719.473    9.61        266,384

                                      194

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
SmartDesign Advantage Option I                                                        16,988.722   $9.48        $161,053
SmartDesign Advantage Option II                                                       25,014.302    9.39         234,884
SmartDesign Advantage Option III                                                      10,727.585    9.32          99,981
                                                                                -----------------        ----------------
                                                                                  31,352,835.770            $305,274,501
                                                                                =================        ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                   396.590   $8.28          $3,284
DVA                                                                                   68,010.499    8.20         557,686
DVA Series 100                                                                         1,768.555    8.07          14,272
DVA Plus - Standard (pre February 2000)                                              154,632.792    8.11       1,254,072
DVA Plus - Standard (post January 2000 & post 2000)                                  146,940.984    8.09       1,188,753
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,911,148.898    8.05      39,534,749
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,241,995.580    8.03      18,003,225
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,392,261.204    7.99      27,104,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,721.076    7.97       4,484,887
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             745,489.553    7.95       5,926,642
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,327,507.941    7.94      42,300,413
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          777,891.760    7.92       6,160,903
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,932,333.312    7.90      15,265,433
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,702,074.897    7.86      13,378,309

                                      195

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             24,968.654   $7.80        $194,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 218,962.411    7.79       1,705,717
Access - 7% Solution (post April 2001)                                                59,533.277    7.77         462,574
Access  - Max 7 (post April 2001)                                                    103,647.174    7.73         801,193
ES II - Max 7 (post 2000), Generations - Max 7                                       312,246.133    7.88       2,460,500
Landmark - 7% Solution                                                                76,765.128    7.82         600,303
Value                                                                                 28,964.179    8.24         238,665
                                                                                -----------------        ----------------
                                                                                  22,790,260.597            $181,640,503
                                                                                =================        ================

PIONEER EQUITY-INCOME VCT
Contracts in accumulation period:
Rollover Choice Option I                                                              15,836.215   $8.28        $131,124
Rollover Choice Option II                                                              5,737.063    8.27          47,446
                                                                                -----------------        ----------------
                                                                                      21,573.278                 178,570
                                                                                =================        ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA 80                                                                                 1,285.499   $7.54          $9,693
DVA Plus - Standard (pre February 2000)                                                1,732.586    7.49          12,977
DVA Plus - Standard (post January 2000 & post 2000)                                   10,928.441    7.48          81,745
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                291,460.540    7.47       2,177,210
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              295,687.608    7.47       2,208,786
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          144,234.289    7.46       1,075,988
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         62,576.065    7.45         466,192
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             184,118.536    7.44       1,369,842
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      297,004.743    7.44       2,209,715

                                      196

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          135,708.029   $7.43     $1,008,311
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    229,508.353    7.43      1,705,247
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             562,117.242    7.42      4,170,910
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,686.900    7.41         49,550
Access - Annual Ratchet (post April 2001)                                              8,140.811    7.40         60,242
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  57,294.293    7.39        423,405
Access - 7% Solution (post April 2001)                                                19,166.357    7.39        141,639
Access  - Max 7 (post April 2001)                                                     21,066.987    7.38        155,474
ES II - Max 7 (post 2000), Generations - Max 7                                        79,240.223    7.42        587,962
Landmark - 7% Solution                                                                91,407.752    7.41        677,331
Value                                                                                  1,654.898    7.53         12,461
VA Option I                                                                           38,807.073    7.52        291,829
VA Option II                                                                          19,828.989    7.49        148,519
VA Option III                                                                          6,500.233    7.47         48,557
VA Bonus Option I                                                                     47,948.431    7.47        358,175
VA Bonus Option II                                                                    50,245.101    7.43        373,321
VA Bonus Option III                                                                   19,852.051    7.42        147,302
SmartDesign Advantage Option I                                                         4,167.994    7.38         30,760
SmartDesign Advantage Option II                                                        2,168.327    7.36         15,959
SmartDesign Advantage Option III                                                         857.708    7.35          6,304
Rollover Choice Option I                                                               5,561.288    7.54         41,932
                                                                                -----------------        ---------------
                                                                                   2,696,957.347            $20,067,338
                                                                                =================        ===============

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA                                                                                   17,509.307   $9.41       $164,763
DVA Plus - Standard (pre February 2000)                                               29,446.556    9.38        276,209
DVA Plus - Standard (post January 2000 & post 2000)                                   45,975.704    9.37        430,792
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                983,243.301    9.36      9,203,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              728,410.430    9.36      6,817,922

                                      197

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER MID-CAP VALUE VCT (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          509,210.033   $9.35     $4,761,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        113,225.368    9.34      1,057,525
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             338,219.386    9.34      3,158,969
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      796,390.778    9.33      7,430,326
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,154.631    9.32      2,033,201
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    503,891.718    9.32      4,696,271
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             740,866.746    9.31      6,897,469
Access - Annual Ratchet (post April 2001)                                             28,194.228    9.29        261,924
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 145,462.672    9.29      1,351,348
Access - 7% Solution (post April 2001)                                                25,874.832    9.28        240,118
Access  - Max 7 (post April 2001)                                                     74,644.120    9.27        691,951
ES II - Max 7 (post 2000), Generations - Max 7                                       245,270.337    9.31      2,283,467
Landmark - 7% Solution                                                               127,116.070    9.30      1,182,179
Value                                                                                 11,515.180    9.42        108,473
Rollover Choice Option I                                                               2,421.894    9.43         22,838
Rollover Choice Option II                                                                369.982    9.41          3,482
                                                                                -----------------        ---------------
                                                                                   5,685,413.273            $53,073,498
                                                                                =================        ===============

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,596.414   $7.81       $106,188
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     11,749.693    7.79         91,530
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         16,355.281    7.77        127,081

                                      198

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER SMALL COMPANY VCT (CONTINUED)
VA Option I                                                                           80,077.498   $7.89       $631,811
VA Option II                                                                          34,919.722    7.85        274,120
VA Option III                                                                          9,445.248    7.84         74,051
VA Bonus Option I                                                                    122,885.683    7.83        962,195
VA Bonus Option II                                                                    57,105.530    7.80        445,423
VA Bonus Option III                                                                   50,553.725    7.78        393,308
SmartDesign Advantage Option I                                                         8,317.144    7.74         64,375
SmartDesign Advantage Option II                                                        8,192.585    7.72         63,247
SmartDesign Advantage Option III                                                      24,011.644    7.70        184,890
                                                                                -----------------        ---------------
                                                                                     437,210.167             $3,418,219
                                                                                =================        ===============

PROFUND VP BULL
Contracts in accumulation period:
DVA                                                                                    1,672.331   $6.71        $11,221
DVA Plus - Standard (pre February 2000)                                                8,556.341    6.68         57,156
DVA Plus - Standard (post January 2000 & post 2000)                                   18,623.407    6.68        124,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,231,932.938    6.67      8,216,993
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,271,888.411    6.66      8,470,777
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          194,394.055    6.65      1,292,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        117,319.332    6.64        779,000
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             127,499.175    6.64        846,595
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      342,069.817    6.63      2,267,923
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          185,752.318    6.63      1,231,538

                                      199

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP BULL (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    475,784.662   $6.62     $3,149,694
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             491,041.711    6.61      3,245,786
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            304.523    6.61          2,013
Access - Annual Ratchet (post April 2001)                                             29,583.240    6.59        194,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  23,782.886    6.59        156,729
Access - 7% Solution (post April 2001)                                                32,743.236    6.58        215,450
Access  - Max 7 (post April 2001)                                                     19,326.241    6.57        126,973
ES II - Max 7 (post 2000), Generations - Max 7                                       114,753.182    6.62        759,666
Landmark - 7% Solution                                                                16,668.657    6.60        110,013
Value                                                                                  1,919.612    6.72         12,900
                                                                                -----------------        ---------------
                                                                                   4,705,616.075            $31,272,505
                                                                                =================        ===============

PROFUND VP EUROPE 30
Contracts in accumulation period:
DVA Series 100                                                                         2,091.440   $6.06        $12,674
DVA Plus - Standard (pre February 2000)                                                2,703.205    6.07         16,408
DVA Plus - Standard (post January 2000 & post 2000)                                   11,286.811    6.06         68,398
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                257,910.120    6.05      1,560,356
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,365,500.420    6.05      8,261,278
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          156,756.190    6.04        946,807
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         42,457.449    6.03        256,018
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              64,316.959    6.03        387,831
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      181,952.664    6.02      1,095,355

                                      200

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP EUROPE 30 (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          105,639.573   $6.02       $635,950
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    103,963.433    6.01        624,820
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             218,082.990    6.00      1,308,498
Access - Annual Ratchet (post April 2001)                                              8,143.705    5.98         48,699
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  17,650.043    5.98        105,547
Access - 7% Solution (post April 2001)                                                 1,104.440    5.97          6,594
Access  - Max 7 (post April 2001)                                                     30,091.610    5.96        179,346
ES II - Max 7 (post 2000), Generations - Max 7                                        13,789.452    6.00         82,737
Landmark - 7% Solution                                                                 5,164.325    5.99         30,934
Value                                                                                    204.139    6.10          1,245
                                                                                -----------------        ---------------
                                                                                   2,588,808.968            $15,629,495
                                                                                =================        ===============

PROFUND VP SMALL CAP
Contracts in accumulation period:
DVA                                                                                    2,329.512   $7.26        $16,912
DVA Plus - Standard (pre February 2000)                                               41,515.869    7.23        300,160
DVA Plus - Standard (post January 2000 & post 2000)                                   31,843.836    7.22        229,912
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,755,935.865    7.21     12,660,298
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,133,338.695    7.21      8,171,372
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          269,439.892    7.19      1,937,273
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         72,216.551    7.19        519,237
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             236,885.358    7.18      1,700,837

                                      201

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP SMALL CAP (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      499,605.632   $7.17     $3,582,172
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          182,535.627    7.17      1,308,780
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    420,431.165    7.16      3,010,287
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             374,257.847    7.15      2,675,944
Access - Annual Ratchet (post April 2001)                                              7,373.061    7.13         52,570
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,579.360    7.13        488,971
Access - 7% Solution (post April 2001)                                                12,461.032    7.12         88,723
Access  - Max 7 (post April 2001)                                                     83,442.202    7.11        593,274
ES II - Max 7 (post 2000), Generations - Max 7                                       114,433.002    7.16        819,340
Landmark - 7% Solution                                                                59,952.995    7.14        428,064
Value                                                                                  4,866.239    7.27         35,378
                                                                                -----------------        ---------------
                                                                                   5,371,443.740            $38,619,504
                                                                                =================        ===============


PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   11,366.432   $4.32        $49,103
DVA Plus - Standard (pre February 2000)                                               23,359.674    4.29        100,213
DVA Plus - Standard (post January 2000 & post 2000)                                  171,751.231    4.28        735,095
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,009,407.882    4.27      4,310,172
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,366,873.798    4.27      5,836,551
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          322,010.407    4.26      1,371,764

                                      202

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        222,330.396   $4.25       $944,904
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             522,739.562    4.24      2,216,416
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      840,344.480    4.24      3,563,061
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          565,738.494    4.23      2,393,074
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    934,116.055    4.23      3,951,311
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,916,839.330    4.22      8,089,062
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,385.239    4.21         22,672
Access - Annual Ratchet (post April 2001)                                             22,367.313    4.20         93,943
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 265,343.797    4.19      1,111,791
Access - 7% Solution (post April 2001)                                                78,263.500    4.19        327,924
Access  - Max 7 (post April 2001)                                                    158,536.137    4.18        662,681
ES II - Max 7 (post 2000), Generations - Max 7                                       259,117.120    4.22      1,093,474
Landmark - 7% Solution                                                                69,926.920    4.20        293,693
Value                                                                                 30,964.333    4.33        134,076
VA Option I                                                                            8,151.859    4.33         35,298
VA Option II                                                                          15,799.358    4.29         67,779
VA Bonus Option I                                                                     35,940.756    4.27        153,467
VA Bonus Option II                                                                    37,135.007    4.23        157,081
VA Bonus Option III                                                                    4,306.427    4.22         18,173
SmartDesign Advantage Option I                                                         2,115.980    4.18          8,845
SmartDesign Advantage Option II                                                        2,970.195    4.16         12,356
SmartDesign Advantage Option III                                                         608.533    4.14          2,519
                                                                                -----------------        ---------------
                                                                                   8,903,810.215            $37,756,498
                                                                                =================        ===============

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                    1,624.864   $4.15         $6,743
DVA Plus - Standard (pre February 2000)                                               15,070.093    4.13         62,239
DVA Plus - Standard (post January 2000 & post 2000)                                   88,237.466    4.13        364,421

                                      203

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                535,933.282   $4.12     $2,208,045
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              519,699.551    4.11      2,135,965
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          120,333.463    4.10        493,367
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         46,748.068    4.10        191,667
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             243,443.935    4.09        995,686
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      393,653.448    4.09      1,610,043
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          235,551.818    4.08        961,051
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    360,088.600    4.08      1,469,161
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             636,058.487    4.07      2,588,758
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,559.403    4.06         14,451
Access - Annual Ratchet (post April 2001)                                             34,976.884    4.05        141,656
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 156,993.562    4.05        635,824
Access - 7% Solution (post April 2001)                                                16,084.015    4.05         65,140
Access  - Max 7 (post April 2001)                                                     39,549.231    4.04        159,779
ES II - Max 7 (post 2000), Generations - Max 7                                        98,449.075    4.07        400,688
Landmark - 7% Solution                                                                89,981.934    4.06        365,327
Value                                                                                 54,114.150    4.16        225,115
VA Option I                                                                            5,285.109    4.16         21,986
VA Option II                                                                          12,259.907    4.13         50,633
VA Bonus Option I                                                                     13,713.568    4.11         56,363

                                      204

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
VA Bonus Option II                                                                     4,728.844   $4.08        $19,294
VA Bonus Option III                                                                   15,437.133    4.07         62,829
SmartDesign Advantage Option I                                                         1,182.895    4.04          4,779
SmartDesign Advantage Option II                                                          356.962    4.02          1,435
SmartDesign Advantage Option III                                                       7,993.599    4.01         32,054
                                                                                -----------------        ---------------
                                                                                   3,751,109.346            $15,344,499
                                                                                =================        ===============

PUTNAM VT GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            613.560   $7.40         $4,540
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      3,518.706    7.38         25,968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,355.145    7.36          9,974
VA Option I                                                                           47,269.102    7.62        360,191
VA Option II                                                                           9,757.789    7.59         74,062
VA Option III                                                                          1,001.492    7.57          7,581
VA Bonus Option I                                                                     71,543.199    7.56        540,867
VA Bonus Option II                                                                    50,353.513    7.53        379,162
VA Bonus Option III                                                                   24,513.938    7.51        184,100
SmartDesign Advantage Option I                                                         8,057.360    7.33         59,060
SmartDesign Advantage Option II                                                        1,505.661    7.30         10,991
SmartDesign Advantage Option III                                                         688.406    7.28          5,012
                                                                                -----------------        ---------------
                                                                                     220,177.871             $1,661,508
                                                                                =================        ===============

PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,080.219   $8.03        $56,854
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        743.400    8.00          5,947
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,603.594    7.98         36,737
VA Option I                                                                           88,504.950    8.10        716,890
VA Option II                                                                          18,195.578    8.07        146,838
VA Option III                                                                          7,142.668    8.05         57,498
VA Bonus Option I                                                                     94,100.599    8.04        756,569
VA Bonus Option II                                                                    24,314.533    8.01        194,759
VA Bonus Option III                                                                  101,982.647    7.99        814,841

                                      205

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME (CONTINUED)
SmartDesign Advantage Option I                                                         6,043.072   $7.95        $48,042
SmartDesign Advantage Option II                                                        2,280.679    7.93         18,086
SmartDesign Advantage Option III                                                      16,122.611    7.91        127,530
                                                                                -----------------        ---------------
                                                                                     371,114.550             $2,980,591
                                                                                =================        ===============

PUTNAM VT VOYAGER II
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          5,242.644   $6.06        $31,770
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,365.637    6.04         14,288
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,579.319    6.03         21,583
VA Option I                                                                           44,148.219    6.12        270,187
VA Option II                                                                          33,313.466    6.09        202,879
VA Option III                                                                          4,631.701    6.08         28,161
VA Bonus Option I                                                                     96,271.677    6.07        584,369
VA Bonus Option II                                                                    38,339.846    6.05        231,956
VA Bonus Option III                                                                   21,456.980    6.03        129,386
SmartDesign Advantage Option I                                                         8,448.608    6.01         50,776
SmartDesign Advantage Option II                                                       12,435.747    5.99         74,490
SmartDesign Advantage Option III                                                         863.315    5.98          5,163
                                                                                -----------------        ---------------
                                                                                     271,097.159             $1,645,008
                                                                                =================        ===============

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                           3,602.132  $11.41        $41,100
Granite PrimElite - Annual Ratchet                                                    24,619.405   11.28        277,707
                                                                                -----------------        ---------------
                                                                                      28,221.537               $318,807
                                                                                =================        ===============

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                           1,685.183   $8.92        $15,032
Granite PrimElite - Annual Ratchet                                                    21,044.795    8.82        185,615
                                                                                -----------------        ---------------
                                                                                      22,729.978               $200,647
                                                                                =================        ===============

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                           2,504.960  $14.26        $35,721
Granite PrimElite - Annual Ratchet                                                    23,808.210   14.09        335,458
                                                                                -----------------        ---------------
                                                                                      26,313.170               $371,179
                                                                                =================        ===============


                                      206

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                           6,864.600  $12.68        $87,043
Granite PrimElite - Annual Ratchet                                                     4,446.085   12.53         55,709
                                                                                -----------------        ---------------
                                                                                      11,310.685               $142,752
                                                                                =================        ===============

UBS TACTICAL ALLOCATION
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,476.111   $7.12        $31,870
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,383.635    7.08         66,436
VA Option I                                                                           46,001.622    7.19        330,752
VA Option II                                                                          16,031.679    7.16        114,787
VA Option III                                                                          7,474.126    7.14         53,365
VA Bonus Option I                                                                     58,942.255    7.14        420,848
VA Bonus Option II                                                                    38,953.675    7.10        276,571
VA Bonus Option III                                                                   18,471.861    7.09        130,965
SmartDesign Advantage Option I                                                         6,768.805    7.06         47,788
SmartDesign Advantage Option II                                                       10,343.837    7.04         72,821
SmartDesign Advantage Option III                                                         326.855    7.02          2,295
                                                                                -----------------        ---------------
                                                                                     217,174.461             $1,548,498
                                                                                =================        ===============

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS

   A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December, 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST:
   All Cap
       2002                                            29,232       $8.34 to $8.68          $  247,740
       2001                                            25,814      $11.46 to $11.76            299,314
       2000                                             9,062      $11.54 to $11.65            104,883

   All Cap Advisor
       2002                                                18       $9.52 to $9.53                 176
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Asset Allocation Growth
       2002                                             6,551       $7.12 to $7.35              47,241
       2001                                             5,718       $8.55 to $8.70              49,242
       2000                                               501       $9.37 to $9.38               4,696

   Capital Growth
       2002                                            24,777       $9.52 to $10.52            246,769
       2001                                            27,303      $13.93 to $15.15            395,434
       2000                                            27,139      $16.80 to $17.71            463,399

   Capital Growth Advisor
       2002                                                14      $10.45 to $10.46                148
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                            26,339      $12.37 to $14.00          $ 341,146
       2001                                            27,165      $16.97 to $18.87            480,513
       2000                                            23,107      $17.94 to $19.25            422,097

   Capital Guardian Small Cap Advisor
       2002                                                33       $9.72 to $9.73                 321
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Core Bond
       2002                                            34,238      $11.55 to $13.41            425,125
       2001                                             9,873      $11.14 to $12.39            114,996
       2000                                             3,438      $11.37 to $12.19             40,000

   Core Bond Advisor
       2002                                                97      $10.24 to $10.26                992
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Developing World
       2002                                             9,702       $5.98 to $6.42              60,000
       2001                                            10,141       $6.85 to $7.25              71,466
       2000                                             7,211       $7.47 to $7.71              54,398

   Developing World Advisor
       2002                                                 8       $9.70 to $9.71                  79
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Diversified Mid-Cap
       2002                                            12,695       $7.09 to $7.31              91,159
       2001                                             6,381       $8.99 to $9.15              57,814
       2000                                             1,150       $9.87 to $9.88              11,358


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                                23       $9.47 to $9.48         $       220
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth
       2002                                               559       $7.78 to $7.85               4,362
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth Advisor
       2002                                                48       $9.63 to $9.64                 458
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Income
       2002                                            20,545      $18.11 to $23.18            409,670
       2001                                            17,698      $21.34 to $26.84            416,763
       2000                                            12,207      $22.48 to $26.61            291,793

   Equity Income Advisor
       2002                                                65       $9.81 to $9.83                 640
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Opportunity
       2002                                            19,040      $13.72 to $16.05            280,954
       2001                                            20,717      $19.84 to $22.87            440,209
       2000                                            19,193      $24.06 to $26.49            477,934

   Equity Opportunity Advisor
       2002                                                 3       $9.74 to $9.75                  34
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               710       $8.32 to $8.40      $        5,931
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Focus Value Advisor
       2002                                                 5      $10.16 to $10.17                 48
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fully Managed
       2002                                            34,525      $24.75 to $30.37            935,079
       2001                                            23,375      $25.20 to $30.47            644,971
       2000                                            13,395      $24.47 to $27.95            345,651

   Fully Managed Advisor
       2002                                                89       $9.99 to $10.01                894
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Focus
       2002                                               345       $7.93 to $8.00               2,742
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Advisor
       2002                                                11       $9.44 to $9.45                 108
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Global Franchise
       2002                                             1,661       $8.80 to $8.88              14,670
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                                74       $9.51 to $9.52      $          708
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Growth
       2002                                            53,954       $9.92 to $11.18            560,041
       2001                                            66,921      $14.41 to $15.95          1,002,892
       2000                                            67,525      $21.49 to $22.98          1,474,980

   Growth Advisor
       2002                                              9          $9.76 to $9.78                  92
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Hard Assets
       2002                                             4,986      $12.44 to $15.93             67,753
       2001                                             2,395      $12.63 to $15.27             33,209
       2000                                             2,584      $15.34 to $17.52             41,509

   Hard Assets Advisor
       2002                                                10       $9.82 to $9.83                  97
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE
       2002                                               608       $8.17 to $8.25               4,990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE Advisor
       2002                                                17       $9.74 to $9.76                 165
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                            16,969       $6.80 to $7.46           $ 120,477
       2001                                            16,734       $8.37 to $8.98             144,061
       2000                                            17,171      $11.23 to $11.73            194,618

   International Equity Advisor
       2002                                                26       $9.79 to $9.80                 254
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Internet Tollkeeper
       2002                                             2,769       $4.58 to $4.69              12,802
       2001                                               709       $7.57 to $7.64               5,389
       2000                                                **             **                        **

   Internet Tollkeeper Advisor
       2002                                                 5      $10.40 to $10.42                 53
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Investors
       2002                                            11,516       $7.87 to $8.19              92,136
       2001                                             8,646      $10.45 to $10.73             91,400
       2000                                             1,917      $11.21 to $11.31             21,558

   Investors Advisor
       2002                                                30       $9.74 to $9.75                 297
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                             1,212       $7.79 to $7.87               9,490
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                                54       $9.48 to $9.49        $        511
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Growth and Income
       2002                                            18,616       $6.87 to $7.13             130,345
       2001                                            10,487       $8.78 to $8.93              92,720
       2000                                             1,280       $9.93 to $9.96              12,726

   Janus Growth and Income Advisor
       2002                                                60       $9.71 to $9.73                 587
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Large Cap Value
       2002                                            39,602       $7.34 to $7.73             295,688
       2001                                            27,628       $9.85 to $10.20            275,489
       2000                                             9,362      $10.50 to $10.59             98,545

   Large Cap Value Advisor
       2002                                                32      $10.25 to $10.27                333
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Limited Maturity Bond
       2002                                            28,506      $17.84 to $22.84            558,941
       2001                                            19,509      $17.02 to $21.41            364,062
       2000                                            11,438      $16.67 to $19.77            200,958

   Liquid Asset
       2002                                            66,797      $13.46 to $17.34          1,023,179
       2001                                            69,541      $13.62 to $17.79          1,071,485
       2000                                            44,678      $14.50 to $16.61            679,666

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               180       $9.98 to $9.99        $      1,800
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Managed Global
       2002                                            16,459      $12.62 to $15.12            223,084
       2001                                            14,451      $16.18 to $19.04            250,388
       2000                                            11,365      $19.34 to $21.72            228,347

   Managed Global Advisor
       2002                                                 5           $10.23                      50
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Mid-Cap Growth
       2002                                            27,548      $14.97 to $17.32            435,581
       2001                                            29,521      $29.92 to $34.01            928,290
       2000                                            27,623      $40.98 to $43.92          1,158,061

   Mid-Cap Growth Advisor
       2002                                                56       $9.75 to $9.77                 549
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Real Estate
       2002                                             6,881      $24.84 to $31.80            187,607
       2001                                             4,535      $25.36 to $31.90            126,169
       2000                                             3,804      $25.04 to $28.59            100,303

   Real Estate Advisor
       2002                                                29       $9.60 to $9.61                 276
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                            28,285      $13.75 to $15.91         $  421,035
       2001                                            31,622      $19.19 to $21.34            637,711
       2000                                            30,638      $25.56 to $27.39            800,528

   Research Advisor
       2002                                                34       $9.70 to $9.72                 326
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Special Situations
       2002                                             3,609       $5.96 to $6.15              21,794
       2001                                             2,932       $8.23 to $8.38              24,325
       2000                                               663       $8.88 to $8.89               5,891

   Special Situations Advisor
       2002                                                 6       $9.62 to $9.63                  56
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Strategic Equity
       2002                                            14,324       $9.29 to $10.34            139,852
       2001                                            17,855      $13.92 to $15.26            259,382
       2000                                            19,182      $18.40 to $19.51            359,734

   Strategic Equity Advisor
       2002                                                 8       $9.63 to $9.65                  78
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Total Return
       2002                                            45,174      $17.48 to $20.72            853,266
       2001                                            39,136      $18.90 to $21.94            793,394
       2000                                            29,621      $20.10 to $21.54            608,868

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                                95       10.03 to $10.04        $       955
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Value Equity
       2002                                            11,740      $13.65 to $15.72            173,239
       2001                                            10,991      $17.24 to $19.10            199,039
       2000                                             9,358      $18.85 to $20.15            180,722

   Value Equity Advisor
       2002                                                11       $9.61 to $9.63                 107
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Van Kampen Growth and Income
       2002                                            30,992      $16.77 to $19.76            554,608
       2001                                            34,270      $20.13 to $23.30            732,049
       2000                                            34,836      $24.00 to $26.02            860,338

   Van Kampen Growth and Income Advisor
       2002                                               101       $9.78 to $9.79                 990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                             1,550       $7.24 to $7.38              11,335
       2001                                               323      $10.97 to $11.00              3,550
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                               121       $6.92 to $7.06             $   848
       2001                                                43      $10.32 to $10.35                443
       2000                                                **             **                        **

   AIM V.I. Capital Appreciation
       2002                                                 4            $7.40                      27
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Core Equity
       2002                                                 5            $8.26                      41
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Premier Equity
       2002                                                12       $6.82 to $6.84                  80
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                               315       $8.46 to $8.66               2,709
       2001                                                59       $9.98 to $10.05                595
       2000                                                **             **                        **

   Alliance Growth and Income
       2002                                               644       $7.23 to $7.40               4,730
       2001                                               172       $9.57 to $9.61               1,653
       2000                                                **             **                        **

   Alliance Premier Growth
       2002                                               322       $6.41 to $6.56               2,094
       2001                                               114       $9.52 to $9.58               1,091
       2000                                                **             **                        **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                             3,655       $6.26 to $6.43           $  23,212
       2001                                                75       $9.25 to $9.29                 693
       2000                                                **             **                        **

   Fidelity(R) VIP Equity-Income
       2002                                             3,054       $7.70 to $7.91              23,851
       2001                                               203       $9.55 to $9.61               1,949
       2000                                                **             **                        **

   Fidelity(R)VIP Contrafund(R)
       2002                                               513       $8.50 to $8.73               4,438
       2001                                               122       $9.68 to $9.73               1,183
       2000                                                **             **                        **

   Fidelity(R) VIP Overseas
       2002                                                 1            $7.89                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Small Cap Value Securities
       2002                                                 2       $8.97 to $8.99                  17
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                42      $13.88 to $14.02                589
       2001                                                42      $17.07 to $17.22                723
       2000                                                46      $18.03 to $18.16                831


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                                78       $8.05 to $8.15          $      631
       2001                                               128       $9.75 to $9.84               1,260
       2000                                               129      $10.73 to $10.78              1,387

   Galaxy VIP Equity
       2002                                                75       $6.46 to $6.57                 487
       2001                                                88       $9.12 to $9.21                 807
       2000                                                94      $11.36 to $11.41              1,071

   Galaxy VIP Growth and Income
       2002                                                16       $7.44 to $7.56                 122
       2001                                                19      $10.31 to $10.40                201
       2000                                                26      $10.93 to $10.98                284

   Galaxy VIP High Quality Bond
       2002                                                10      $12.57 to $12.74                130
       2001                                                13      $11.60 to $11.70                152
       2000                                                 7      $11.04 to $11.05                 78

   Galaxy VIP Small Company Growth
       2002                                                 7       $8.55 to $8.69                  57
       2001                                                 6      $12.99 to $13.14                 84
       2000                                                 5      $13.27 to $13.35                 72

   ING GET FUND:
   ING GET Fund - Series N
       2002                                             2,862       $9.96 to $10.10             28,661
       2001                                             3,009      $10.24 to $10.28             30,868
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                            14,328       $9.81 to $10.02          $ 143,846
       2001                                            15,276       $9.99 to $10.04            153,045
       2000                                                **             **                        **

   ING GET Fund - Series Q
       2002                                            16,855       $9.93 to $10.12            169,029
       2001                                               190           $10.00                   1,904
       2000                                                **             **                        **

   ING GET Fund - Series R
       2002                                            16,911      $10.01 to $10.16            170,526
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series S
       2002                                            21,867       $9.98 to $10.08            219,270
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series T
       2002                                            23,643      $10.04 to $10.10            237,948
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series U
       2002                                               105       $9.99 to $10.00              1,048
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                 6            $6.56                $     39
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING American Century Small Cap Value
       2002                                                 -            $8.10                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                33       $9.09 to $9.19                 301
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                               209       $6.04 to $6.18               1,280
       2001                                                78       $8.92 to $9.91                 698
       2000                                                **             **                        **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                11            $6.85                      72
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R) Global Growth
       2002                                                 9       $8.27 to $8.35                  75
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                                16            $7.80                  $  126
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING PIMCO Total Return
       2002                                                55           $10.75                     593
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Capital
       2002                                                 1            $7.41                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Investors Value
       2002                                                 -            $7.61                       4
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Scudder International Growth
       2002                                                 1       $8.13 to $8.14                   7
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                                19       $7.51 to $7.52                 144
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                                 -            $7.54                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               210       $8.24 to $8.34            $  1,737
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                             5,299       $5.05 to $5.28              27,358
       2001                                             2,863       $6.92 to $7.08              20,014
       2000                                               635       $8.72 to $8.78               5,554

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                             4,668      $10.58 to $10.69             49,590
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                                 7            $6.94                      46
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Index Plus LargeCap
       2002                                               634       $7.11 to $7.31               4,589
       2001                                                87       $9.36 to $9.40                 812
       2000                                                **             **                        **

   ING VP Index Plus MidCap
       2002                                               692       $8.41 to $8.64               5,909
       2001                                                83       $9.87 to $9.91                 820
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                               465       $8.47 to $8.70            $  4,005
       2001                                                67      $10.07 to $10.11                680
       2000                                                **             **                        **

   ING VP Small Company
       2002                                                21       $7.54 to $7.56                 156
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Value Opportunity
       2002                                               166       $6.46 to $6.63               1,086
       2001                                                33       $9.00 to $9.04                 298
       2000                                                **             **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                               107       $9.48 to $9.70               1,034
       2001                                                18      $10.46 to $10.52                194
       2000                                                **             **                        **

   ING VP Growth Opportunities
       2002                                             1,895       $5.19 to $5.32               9,918
       2001                                               671       $7.75 to $7.82               5,219
       2000                                                **             **                        **

   ING VP International Value
       2002                                                 5       $8.45 to $8.47                  42
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                               120       $7.84 to $8.03           $     958
       2001                                                15      $10.37 to $10.45                156
       2000                                                **             **                        **

   ING VP LargeCap Growth
       2002                                               163       $6.06 to $6.21               1,006
       2001                                                56       $9.57 to $9.62                 533
       2000                                                **             **                        **

   ING VP MagnaCap
       2002                                             1,746       $7.00 to $7.16              12,338
       2001                                               579       $9.30 to $9.39               5,402
       2000                                                **             **                        **

   ING VP MidCap Opportunities
       2002                                                 2            $7.24                      12
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP SmallCap Opportunities
       2002                                             6,553       $4.55 to $4.67              30,118
       2001                                             1,737       $8.28 to $8.36              14,437
       2000                                                **             **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                             2,931       $7.73 to $7.92              22,941
       2001                                               256       $9.33 to $9.39               2,404
       2000                                                **             **                        **


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC. (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                             4,013       $7.52 to $7.72           $  30,558
       2001                                             1,052      $10.22 to $10.29             10,790
       2000                                                **             **                        **

   INVESCO VIF - Leisure
       2002                                               724       $8.39 to $8.47               6,097
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   INVESCO VIF - Utilities
       2002                                             1,227       $6.26 to $6.43               7,783
       2001                                               119       $8.09 to $8.13                 964
       2000                                                **             **                        **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                54       $9.21 to $9.25                 496
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                26      $10.97 to $10.99                283
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Growth
       2002                                                27            $7.19                     192
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               515       $6.75 to $6.93           $   3,534
       2001                                               139       $9.32 to $9.39               1,298
       2000                                                **             **                        **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                27       $7.64 to $7.67                 205
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Oppenheimer Strategic Bond
       2002                                                 2      $10.65 to $10.67                 16
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                            31,353       $9.32 to $10.27            305,237
       2001                                            23,564       $9.79 to $10.44            236,343
       2000                                            16,336       $9.88 to $10.17            162,857

   PIMCO StocksPLUS Growth and Income
       2002                                            22,790       $7.73 to $8.28             181,637
       2001                                            23,718       $9.91 to $10.46            241,065
       2000                                            22,158      $11.56 to $11.91            258,484

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                22       $8.27 to $8.28                 179
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                             2,697       $7.35 to $7.54            $ 20,064
       2001                                               243       $9.36 to $9.41               2,275
       2000                                                **             **                        **

   Pioneer Mid-Cap Value VCT
       2002                                             5,685       $9.27 to $9.43              53,062
       2001                                               480      $10.70 to $10.72              5,139
       2000                                                **             **                        **

   Pioneer Small Company VCT
       2002                                               437       $7.70 to $7.89               3,417
       2001                                                98       $9.54 to $9.61                 938
       2000                                                **             **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                             4,706       $6.57 to $6.72              31,265
       2001                                             2,316       $8.84 to $8.92              20,583
       2000                                                **             **                        **

   ProFund VP Europe 30
       2002                                             2,589       $5.96 to $6.10              15,627
       2001                                               764       $8.22 to $8.29               6,312
       2000                                                **             **                        **

   ProFund VP Small-Cap
       2002                                             5,371       $7.11 to $7.27              38,612
       2001                                             2,118       $9.38 to $9.46              19,968
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                             8,904       $4.14 to $4.33            $ 37,748
       2001                                             7,335       $6.21 to $6.35              45,991
       2000                                               987       $7.82 to $7.85               7,732

   Prudential SP Jennison International Growth
       2002                                             3,751       $4.01 to $4.16              15,341
       2001                                             2,097       $5.35 to $5.44              11,310
       2000                                               318       $8.55 to $8.57               2,720

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                               220       $7.28 to $7.62               1,662
       2001                                                48       $9.25 to $9.50                 455
       2000                                                **             **                        **

   Putnam VT International Growth and Income
       2002                                               371       $7.91 to $8.10               2,981
       2001                                                64       $9.44 to $9.49                 604
       2000                                                **             **                        **

   Putnam VT Voyager Fund II
       2002                                               271       $5.98 to $6.12               1,645
       2001                                                66       $8.71 to $8.77                 577
       2000                                                **             **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                                28      $11.28 to $11.41                319
       2001                                                31      $11.82 to $11.94                370
       2000                                                36      $12.46 to $12.56                446


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                                23       $8.82 to $8.92            $    201
       2001                                                25      $12.04 to $12.16                300
       2000                                                26      $17.74 to $17.89                455

   Smith Barney Large Cap Value
       2002                                                26      $14.09 to $14.26                371
       2001                                                29      $19.16 to $19.35                563
       2000                                                33      $21.16 to $21.34                692

   Smith Barney Money Market
       2002                                                11      $12.53 to $12.68                143
       2001                                                17      $12.55 to $12.68                221
       2000                                                13      $12.27 to $12.38                156

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               217       $7.02 to $7.19               1,548
       2001                                                84       $9.37 to $9.42                 787
       2000                                                **             **                        **



                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST:
   All Cap
       2002                                              0.22%              0.90% to 2.25%          -27.23% to -26.19%
       2001                                              1.47%              0.90% to 2.25%            0.00% to 0.94%
       2000                                                *                       *                        *

   All Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Asset Allocation Growth
       2002                                              1.11%              0.90% to 2.25%          -16.73% to -15.52%
       2001                                              1.78%              0.90% to 2.25%           -8.32% to -7.68%
       2000                                                *                       *                        *

   Capital Growth
       2002                                                -                0.80% to 2.25%          -31.66% to -30.56%
       2001                                                -                0.80% to 2.25%          -15.42% to -14.46%
       2000                                                *                       *                        *

   Capital Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                              0.12%              0.80% to 2.25%              -27.11% to
                                                                                                         -25.80%
       2001                                              0.13%              0.50% to 2.25%           -3.40% to -1.97%
       2000                                                *                       *                        *

   Capital Guardian Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Core Bond
       2002                                              3.72%              0.80% to 2.55%            3.69% to 8.23%
       2001                                              0.40%              0.80% to 2.25%            0.53% to 1.64%
       2000                                                *                       *                        *

   Core Bond Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Developing World
       2002                                                -                0.80% to 2.25%          -12.70% to -11.45%
       2001                                              1.18%              0.80% to 2.25%           -7.10% to -5.97%
       2000                                                *                       *                        *

   Developing World Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Diversified Mid-Cap
       2002                                              0.29%              0.90% to 2.25%          -21.13% to -20.11%
       2001                                              0.48%              0.90% to 2.25%           -8.41% to -7.79%
       2000                                                *                       *                        *

                                      231a

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Income
       2002                                              1.34%              0.50% to 2.25%          -15.14% to -13.64%
       2001                                              1.95%              0.50% to 2.25%           -0.58% to 1.46%
       2000                                                *                       *                        *

   Equity Income Advisor
       2002                                               ***               1.40% to 1..85%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Opportunity
       2002                                              0.13%              0.80% to 2.25%              -30.85% to
                                                                                                         -29.82%
       2001                                              0.07%              0.80% to 2.25%          -14.67% to -13.67%
       2000                                                *                       *                        *

   Equity Opportunity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231b

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Focus Value Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fully Managed
       2002                                              1.72%              0.80% to 2.25%           -1.79% to -0.33%
       2001                                              3.34%              0.80% to 2.25%            7.85% to 9.02%
       2000                                                *                       *                        *

   Fully Managed Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Focus
       2002                                               ***               0.90% to 2.15%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Global Franchise
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      213c

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Growth
       2002                                                -                0.50% to 2.25%          -31.16% to -29.91%
       2001                                                -                0.50% to 2.25%          -31.55% to -30.59%
       2000                                                *                       *                        *

   Growth Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Hard Assets
       2002                                              0.68%              0.50% to 2.25%           -1.50% to 4.32%
       2001                                                -                0.80% to 2.25%          -13.82% to -12.84%
       2000                                                *                       *                        *

   Hard Assets Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231d

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                              0.75%              0.90% to 2.25%          -18.76% to -16.93%
       2001                                                -                0.90% to 2.10%          -24.87% to -22.18%
       2000                                                *                       *                        *

   International Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Internet Tollkeeper
       2002                                                -                0.90% to 2.25%          -39.50% to -38.61%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   Internet Tollkeeper Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Investors
       2002                                              0.81%              0.90% to 2.25%          -24.69% to -23.67%
       2001                                              1.30%              0.90% to 2.25%           -6.16% to -5.13%
       2000                                                *                       *                        *

   Investors Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231e

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Janus Growth and Income
       2002                                              0.45%              0.90% to 2.55%              -21.75% to
                                                                                                         -20.16%
       2001                                              1.02%              0.90% to 2.25%          -11.18% to -10.34%
       2000                                                *                       *                        *

   Janus Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Large Cap Value
       2002                                              0.25%              0.50% to 2.25%              -25.48% to
                                                                                                         -24.22%
       2001                                              0.25%              0.50% to 2.25%           -5.43% to -4.44%
       2000                                                *                       *                        *

   Large Cap Value Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Limited Maturity Bond
       2002                                              3.62%              0.50% to 2.25%            4.82% to 6.68%
       2001                                              4.84%              0.50% to 2.25%            6.78% to 8.30%
       2000                                                *                       *                        *

   Liquid Asset
       2002                                              1.42%              0.50% to 2.55%           -1.17% to 0.96%
       2001                                              3.59%              0.50% to 2.55%            1.86% to 3.01%
       2000                                                *                       *                        *

                                      231f

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Managed Global
       2002                                              0.13%              0.50% to 2.25%          -22.00% to -20.59%
       2001                                              0.13%              0.50% to 2.25%          -13.60% to -12.34%
       2000                                                *                       *                        *

   Managed Global Advisor
       2002                                               ***               1.75% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Mid-Cap Growth
       2002                                                -                0.50% to 2.25%          -49.97% to -49.07%
       2001                                              0.37%              0.50% to 2.25%          -25.09% to -24.25%
       2000                                                *                       *                        *

   Mid-Cap Growth Advisor
       2002                                               ***               1.40% to 1.80%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Real Estate
       2002                                              3.73%              0.50% to 2.25%           -2.05% to 0.31%
       2001                                              4.29%              0.50% to 2.25%            6.07% to 7.28%
       2000                                                *                       *                        *

   Real Estate Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231g

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                              0.41%              0.80% to 2.55%          -28.35% to -25.45%
       2001                                              0.12%              0.80% to 2.25%          -22.97% to -22.09%
       2000                                                *                       *                        *

   Research Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Special Situations
       2002                                                -                0.90% to 2.25%          -27.58% to -26.61%
       2001                                              0.37%              0.90% to 2.25%           -6.87% to -6.19%
       2000                                                *                       *                        *

   Special Situations Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Strategic Equity
       2002                                                -                0.80% to 2.25%          -33.26% to -32.24%
       2001                                                -                0.80% to 2.25%          -22.66% to -21.78%
       2000                                                *                       *                        *

   Strategic Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Total Return
       2002                                              2.36%              0.50% to 2.55%           -7.51% to -5.56%
       2001                                              4.88%              0.50% to 2.55%           -1.44% to -0.32%
       2000                                                *                       *                        *

                                      231h

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Value Equity
       2002                                              0.69%              0.80% to 2.55%          -20.82% to -17.70%
       2001                                              0.85%              0.80% to 2.25%           -6.21% to -5.21%
       2000                                                *                       *                        *

   Value Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Van Kampen Growth and Income
       2002                                              0.84%              0.50% to 2.25%          -16.69% to -15.19%
       2001                                              0.30%              0.50% to 2.25%          -13.63% to -12.68%
       2000                                                *                       *                        *

   Van Kampen Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                              0.00%              0.95% to 2.55%          -34.00% to -32.91%
       2001                                               **                0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231i

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                                -                0.95% to 2.55%          -32.94% to -31.79%
       2001                                              1.09%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   AIM V.I. Capital Appreciation
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Core Equity
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Premier Equity
       2002                                               ***               0.75 % to 0.95%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                              0.17%              0.95% to 2.55%          -15.23% to -13.83%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   Alliance Growth and Income
       2002                                              3.91%              0.95% to 2.55%          -24.45% to -23.00%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Alliance Premier Growth
       2002                                                -                0.95% to 2.55%          -32.66% to -31.52%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

                                      231j

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                                 0.02%              0.90% to 2.55%         -32.32% to -30.79%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Equity-Income
       2002                                                 1.09%              0.75% to 2.55%         -18.95% to -17.69%
       2001                                                  **                0.95% to 2.20%                 **
       2000                                                  **                      **                       **

   Fidelity(R)VIP Contrafund(R)
       2002                                                 0.37%              0.75% to 2.55%         -12.19% to -10.28%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Overseas
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST:
   Franklin Small Cap Value Securities
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                 1.50%              1.25% to 1.40%         -18.69% to -18.58%
       2001                                                 1.15%              1.25% to 1.40%          -5.32% to -5.18%
       2000                                                   *                       *                        *

                                      231k

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                              2.08%              1.40% to 1.80%          -17.44% to -17.17%
       2001                                              2.29%              1.40% to 1.80%           -9.13% to -8.72%
       2000                                                *                       *                        *

   Galaxy VIP Equity
       2002                                              0.23%              1.40% to 1.90%          -29.17% to -28.66%
       2001                                                -                1.40% to 1.80%             '-19.72% to
                                                                                                         -19.28%
       2000                                                *                       *                        *

   Galaxy VIP Growth and Income
       2002                                              0.09%              1.40% to 1.90%          -27.84% to -27.31%
       2001                                              0.15%              1.40% to 1.80%           -5.67% to -5.28%
       2000                                                *                       *                        *

   Galaxy VIP High Quality Bond
       2002                                              4.71%              1.40% to 1.80%            8.36% to 8.89%
       2001                                              5.35%              1.40% to 1.80%            5.88% to 5.89%
       2000                                                *                       *                        *

   Galaxy VIP Small Company Growth
       2002                                                -                1.40% to 1.90%          -34.18% to -33.87%
       2001                                                -                1.40% to 1.90%           -2.11% to -1.57%
       2000                                                *                       *                        *

   ING GET FUND:
   ING GET Fund - Series N
       2002                                              1.35%              0.95% to 1.90%           -2.73% to -1.75%
       2001                                              2.25%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231l

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                              0.07%              0.75% to 2.55%           -1.80% to -0.20%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series Q
       2002                                              2.51%              0.75% to 2.55%           -0.70% to 1.20%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series R
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series S
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series T
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series U
       2002                                               ***               0.75% to 2.20%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231m

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING American Century Small Cap Value
       2002                                                ***                    0.95%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                ***               0.95% to 2.55%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                                 -                0.95% to 2.40%         -37.64% to -32.29%
       2001                                                **                0.95% to 1.90%                 **
       2000                                                **                      **                       **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R) Global Growth
       2002                                                ***               0.75% to 2.20%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231n

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING PIMCO Total Return
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Capital
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Investors Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Scudder International Growth
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231o

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               ***               0.75% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                              0.02%              0.90% to 2.55%          -27.02% to -25.42%
       2001                                                -                0.90% to 2.25%          -20.18% to -19.36%
       2000                                                *                       *                        *

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Index Plus LargeCap
       2002                                              0.15%              0.75% to 2.55%          -29.03% to -22.23%
       2001                                              2.73%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Index Plus MidCap
       2002                                              0.31%              0.75% to 2.55%          -14.79 to -12.82%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231p

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                              0.36%              0.75% to 2.55%          -15.89% to -13.95%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Small Company
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Value Opportunity
       2002                                              0.40%              0.75% to 2.55%          -28.22% to -26.66%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                              3.17%              0.95% to 2.55%           -9.37% to -7.79%
       2001                                             -10.36%             0.95% to 2.20%                  **
       2000                                               **                      **                        **

   ING VP Growth Opportunities
       2002                                                -                0.75% to 2.25%          -33.03% to -32.10%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP International Value
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231q

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                              1.28%              0.95% to 2.55%          -24.40% to -23.16%
       2001                                              0.92%              0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING VP LargeCap Growth
       2002                                              0.48%              0.95% to 2.25%          -36.68% to -35.45%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP MagnaCap
       2002                                              1.02%              0.90% to 2.25%          -24.73% to -23.74%
       2001                                              1.36%              0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP MidCap Opportunities
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP SmallCap Opportunities
       2002                                              0.00%              0.75% to 2.25%          -45.05% to -44.14%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                              1.15%              0.90% to 2.55%          -17.15% to -15.76%
       2001                                              2.70%              0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231r

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC.
     (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                                   -                0.90% to 2.55%         -26.42% to -24.98%
       2001                                                 3.60%              0.95% to 2.55%                 **
       2000                                                  **                      **                       **

   INVESCO VIF - Leisure
       2002                                                  ***               0.95% to 2.25%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   INVESCO VIF - Utilities
       2002                                                 1.12%              0.95% to 2.55%         -22.62% to -20.91%
       2001                                                 3.07%              0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                  ***               0.75% to 1.10%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Growth
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

                                      231s

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               0.52%              0.75% to 2.55%          -27.58% to 26.20%
       2001                                               0.33%              0.95% to 2.40%                 **
       2000                                                **                      **                       **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                ***               0.75% to 1.10%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   Oppenheimer Strategic Bond
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                               8.20%              0.80% to 2.55%          -4.80% to -1.63%
       2001                                               7.91%              0.50% to 2.25%           0.30% to 1.57%
       2000                                                 *                       *                        *

   PIMCO StocksPLUS Growth and Income
       2002                                               2.69%              0.80% to 2.25%         -22.00% to -20.84%
       2001                                               4.22%              0.80% to 2.25%         -13.15% to -12.17%
       2000                                                 *                       *                        *

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231t

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                              1.08%              0.80% to 2.55%          -21.47% to -19.87%
       2001                                              0.91%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Pioneer Mid-Cap Value VCT
       2002                                              0.56%              0.75% to 2.25%          -13.36% to -12.03%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   Pioneer Small Company VCT
       2002                                              0.03%              0.95% to 2.55%          -19.29% to -17.90%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                                -                0.90% to 2.25%          -25.68% to -24.66%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Europe 30
       2002                                                -                0.90% to 2.25%          -27.49% to -26.42%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Small-Cap
       2002                                                -                0.90% to 2.25%          -24.20% to -23.15%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

                                      231u

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                                -                0.90% to 2.55%          -33.33% to -31.81%
       2001                                                -                0.90% to 2.25%          -20.20% to -19.62%
       2000                                                *                       *                        *

   Prudential SP Jennison International Growth
       2002                                                -                0.90% to 2.55%          -25.05% to -23.53%
       2001                                              0.24%              0.90% to 2.25%          -37.19% to -36.52%
       2000                                                *                       *                        *

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                              1.62%              0.95% to 2.55%          -21.30% to -19.79%
       2001                                               **                0.95% to 2.20%                  **
       2000                                               **                      **                        **

   Putnam VT International Growth and Income
       2002                                              0.28%              0.95% to 2.55%          -16.21% to -14.65%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Putnam VT Voyager Fund II
       2002                                              0.00%              0.95% to 2.55%          -31.34% to -30.22%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                             24.02%              1.25% to 1.40%           -4.57% to -4.44%
       2001                                             12.01%              1.25% to 1.40%           -5.14% to -4.94%
       2000                                                *                       *                        *

                                      231v

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                               0.95%              1.25% to 1.40%         -26.74% to -26.64%
       2001                                                 -                1.25% to 1.40%         -32.13% to -32.03%
       2000                                                 *                       *                        *

   Smith Barney Large Cap Value
       2002                                               3.74%              1.25% to 1.40%         -26.46% to -26.30%
       2001                                               1.39%              1.25% to 1.40%          -9.45% to -9.33%
       2000                                                 *                       *                        *

   Smith Barney Money Market
       2002                                               1.30%              1.25% to 1.40%           -0.16% to 0.00%
       2001                                               3.49%              1.25% to 1.40%           2.28% to 2.42%
       2000                                                 *                       *                        *

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               0.45%              0.95% to 2.55%         -25.08% to -23.67%
       2001                                                **                0.95% to 2.20%                 **
       2000                                                **                      **                       **


        *       Not provided for 2000.
        **      As this Division is new in 2001, this data is not meaningful and is therefore not presented.
        ***     As this Division is new in 2002, this data is not meaningful and is therefore not presented

                                      231w

                       Statement of Additional Information

                           GOLDENSELECT OPPORTUNITIES

                          DEFERRED COMBINATION VARIABLE

                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                               SEPARATE ACCOUNT B

                                       OF

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                               DATE OF PROSPECTUS

                                       AND

                      STATEMENT OF ADDITIONAL INFORMATION:

                                February XX, 2004

                                TABLE OF CONTENTS

Item                                                                       Page

Introduction..............................................................
Description of ING USA Annuity and Life Insurance Company.................
Separate Account B .......................................................
Safekeeping of Assets ....................................................
The Administrator.........................................................
Independent Auditors......................................................
Distribution of Contracts.................................................
Performance Information...................................................
IRA Partial Withdrawal Option.............................................
Other Information.........................................................
Financial Statements of ING USA Annuity and Life Insurance Company........
Financial Statements of Separate Account B................................

                                  Introduction

This  Statement  of  Additional   Information  provides  background  information
regarding Separate Account B.

            Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company, formerly Golden American Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2002, ING USA had approximately $999.1 million in stockholder's equity and approximately $17.6 billion in total assets, including approximately $11 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ING USA formed a subsidiary, First Golden American Life
Insurance Company of New York ("First Golden"), which was licensed to do variable annuity business in the states of New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002.

                               Separate Account B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

                              Safekeeping of Assets

ING USA acts as its own custodian for Separate Account B.

                                The Administrator

Effective January 1, 1997, Equitable and ING USA(formerly Golden American) became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $570,000 and $309,000 pursuant to the service agreement in 2002 and 2001, respectively.

                              Independent Auditors

Ernst & Young LLP, independent auditors, performs annual audits of ING USA and Separate Account B.

                            Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insuranceproducts (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended

2002, 2001 and 2000 commissions paid by ING USA, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to DSI aggregated $287,208,000, $223,321,000 and $208,883,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $25,914,000, $23,138,000, and $21,296,000 for the years ended 2002, 2001, and 2000, respectively.
                             Performance Information

Performance Information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance Information for measures other than total return does not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, three death benefit options are available. The following performance values reflect the election at issue of the Max 7 Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC Standard Money Market Subaccount Yields
Current yield for the Liquid Assets Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                  Effective Yield = [(Base Period Return) +1)365/7] - 1


The current yield and effective yield of the Liquid Assets Subaccount for the 7-day period December 25, 2002 to December 31, 2002 were -0.95% and -0.94% respectively.

SEC Standard 30-Day Yield for Non-Money Market Subaccounts
Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                  Yield = 2 x [((a - b)/(c x d)  + 1)6 - 1]


       Where:     [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
                  [b] equals the expenses accrued for the period (net of
                      reimbursements)
                  [c] equals the average daily number of units outstanding
                      during the period based on the accumulation unit value
                  [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC Standard Average Annual Total Return for All Subaccounts
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  P(1+T)(n)=ERV

 Where:   (1)  [P]       equals a hypothetical initial premium payment of $1,000
          (2)  [T]       equals an average annual total return
          (3)  [n]       equals the number of years
          (4)            [ERV] equals the ending redeemable value of a
                         hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load; the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the subaccounts which had not commenced operations as of December 31, 2002, Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 2.35%, administrative charges of 0.15%, contract administration charge annualized at 0.04%, a living benefit optional rider charge annualized at 1.14%, the earnings multiplier benefit rider charge of 0.30%, and applicable surrender charges of 7% for the one year period and 3% for the five year period for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02 --Standardized with Rider Charges


                                                                                                           Inception
                                                      1 Year        5 Year        10 Year     Inception    Date
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                       -42.22        n/a            n/a       -29.58       12-Oct-01
Fidelity VIP Equity-Income Portfolio                  -27.46        n/a            n/a       -22.56       13-Jul-01
Fidelity VIP Growth Portfolio                         -40.30        n/a            n/a       -34.03       13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio              n/a           n/a            n/a       -12.09       09-Sep-02
ING Alliance Mid Cap Growth Portfolio                 n/a           n/a            n/a        -3.97       09-Sep-02
ING Capital Guardian Large Cap Value Portfolio        n/a           n/a            n/a        -5.87       09-Sep-02
ING Capital Guardian Managed Global Portfolio         n/a           n/a            n/a        -6.16       09-Sep-02
ING Capital Guardian Small Cap Portfolio              n/a           n/a            n/a       -11.20       09-Sep-02
ING Developing World Portfolio                        n/a           n/a            n/a       -11.43       09-Sep-02
ING Eagle Asset Value Equity Portfolio                n/a           n/a            n/a       -12.27       09-Sep-02
ING FMR Diversified Mid Cap Portfolio                 n/a           n/a            n/a       -13.72       09-Sep-02
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                          n/a           n/a            n/a        -4.42       09-Sep-02
ING Hard Assets Portfolio                             n/a           n/a            n/a       -10.24       09-Sep-02
ING International Portfolio                           n/a           n/a            n/a       -10.53       09-Sep-02
ING Janus Growth and Income Portfolio                 n/a           n/a            n/a       -11.28       09-Sep-02
ING Janus Special Equity Portfolio                    n/a           n/a            n/a       -12.21       09-Sep-02
ING Jennison Equity Opportunities Portfolio           n/a           n/a            n/a       -11.02       09-Sep-02
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                     n/a           n/a            n/a       -10.97       09-Sep-02
ING JP Morgan Fleming Small Cap Equity Portfolio      n/a           n/a            n/a       -13.64       09-Sep-02
ING Liquid Assets Portfolio                           n/a           n/a            n/a        -8.64       09-Sep-02
ING Marsico Growth Portfolio                          n/a           n/a            n/a       -10.79       09-Sep-02
ING Mercury Focus Value Portfolio                     n/a           n/a            n/a        -6.83       09-Sep-02
ING Mercury Fundamental Growth Portfolio              n/a           n/a            n/a       -14.01       09-Sep-02
ING MFS Mid Cap Growth Portfolio                      n/a           n/a            n/a       -10.87       09-Sep-02
ING MFS Research Portfolio                            n/a           n/a            n/a       -11.38       09-Sep-02
ING MFS Total Return Portfolio                        n/a           n/a            n/a        -8.11       09-Sep-02
ING PIMCO Core Bond Portfolio                         n/a           n/a            n/a        -5.97       09-Sep-02
ING Salomon Brothers All Cap Portfolio                n/a           n/a            n/a       -13.22       09-Sep-02
ING Salomon Brothers Investors Portfolio              n/a           n/a            n/a       -10.98       09-Sep-02
ING T. Rowe Price Capital Appreciation Portfolio      n/a           n/a            n/a        -8.48       09-Sep-02
ING T. Rowe Price Equity Income Portfolio             n/a           n/a            n/a       -10.28       09-Sep-02
ING Van Kampen Comstock Portfolio                     n/a           n/a            n/a       -25.83       01-May-02
ING Van Kampen Equity Growth Portfolio                n/a           n/a            n/a       -12.15       09-Sep-02
ING Van Kampen Global Franchise Portfolio             n/a           n/a            n/a       -13.34       09-Sep-02
ING Van Kampen Growth and Income Portfolio            n/a           n/a            n/a       -10.66       09-Sep-02
ING Van Kampen Real Estate Portfolio                  n/a           n/a            n/a       -12.42       09-Sep-02
ING VP Bond Portfolio                                 n/a           n/a            n/a        -2.52       01-May-02
ING VP Growth Opportunities Portfolio                 -41.48        n/a            n/a       -38.67       01-May-01
ING VP MagnaCap Portfolio                             -33.16        n/a            n/a       -24.67       01-May-01
ING VP SmallCap Opportunities Portfolio               -53.43        n/a            n/a       -44.02       01-May-01
ING VP Worldwide Growth Portfolio                     -34.94        n/a            n/a       -26.57       01-May-00
INVESCO VIF - Financial Services Fund                 -25.25        n/a            n/a       -21.57       13-Jul-01
INVESCO VIF - Health Sciences Fund                    -34.58        n/a            n/a       -23.10       13-Jul-01
INVESCO VIF - Utilities Fund                          -30.57        n/a            n/a       -33.20       13-Jul-01
INVESCO VIF Leisure Fund                              n/a           n/a            n/a       -24.43       01-May-02
PIMCO High Yield Portfolio                            -11.87        n/a            n/a        -2.68       01-May-98
Pioneer Fund VCT                                      -29.51        n/a            n/a       -24.50       13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                   -21.81        n/a            n/a       -12.91       02-Nov-01
ProFund VP Bull                                       -34.13        n/a            n/a       -27.82       01-May-01
ProFund VP Europe 30                                  -35.88        n/a            n/a       -32.45       01-May-01
ProFund VP Small Cap                                  -32.61        n/a            n/a       -23.89       01-May-01
Prudential Jennison Port.                             -41.15        n/a            n/a       -32.69       01-May-00
SP Jennison Int. Growth                               -33.00        n/a            n/a       -38.55       02-Oct-00


Average Annual Total Return for Periods Ending 12/31/02-Standardized without Rider Charges:


                                                                                                          Inception
                                                      1 Year        5 Year        10 Year    Inception    Date
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                       -41.55        n/a            n/a       -28.84       12-Oct-01
Fidelity VIP Equity-Income Portfolio                  -26.73        n/a            n/a       -21.74       13-Jul-01
Fidelity VIP Growth Portfolio                         -39.64        n/a            n/a       -33.23       13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio              n/a           n/a            n/a       -11.68       09-Sep-02
ING Alliance Mid Cap Growth Portfolio                 n/a           n/a            n/a        -3.54       09-Sep-02
ING Capital Guardian Large Cap Value Portfolio        n/a           n/a            n/a        -5.45       09-Sep-02
ING Capital Guardian Managed Global Portfolio         n/a           n/a            n/a        -5.74       09-Sep-02
ING Capital Guardian Small Cap Portfolio              n/a           n/a            n/a       -10.80       09-Sep-02
ING Developing World Portfolio                        n/a           n/a            n/a       -11.02       09-Sep-02
ING Eagle Asset Value Equity Portfolio                n/a           n/a            n/a       -11.87       09-Sep-02
ING FMR Diversified Mid Cap Portfolio                 n/a           n/a            n/a       -13.32       09-Sep-02
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                          n/a           n/a            n/a        -3.99       09-Sep-02
ING Hard Assets Portfolio                             n/a           n/a            n/a        -9.84       09-Sep-02
ING International Portfolio                           n/a           n/a            n/a       -10.12       09-Sep-02
ING Janus Growth and Income Portfolio                 n/a           n/a            n/a       -10.88       09-Sep-02
ING Janus Special Equity Portfolio                    n/a           n/a            n/a       -11.81       09-Sep-02
ING Jennison Equity Opportunities Portfolio           n/a           n/a            n/a       -10.61       09-Sep-02
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                     n/a           n/a            n/a       -10.56       09-Sep-02
ING JP Morgan Fleming Small Cap Equity Portfolio      n/a           n/a            n/a       -13.24       09-Sep-02
ING Liquid Assets Portfolio                           n/a           n/a            n/a        -8.24       09-Sep-02
ING Marsico Growth Portfolio                          n/a           n/a            n/a       -10.39       09-Sep-02
ING Mercury Focus Value Portfolio                     n/a           n/a            n/a        -6.41       09-Sep-02
ING Mercury Fundamental Growth Portfolio              n/a           n/a            n/a       -13.62       09-Sep-02
ING MFS Mid Cap Growth Portfolio                      n/a           n/a            n/a       -10.46       09-Sep-02
ING MFS Research Portfolio                            n/a           n/a            n/a       -10.97       09-Sep-02
ING MFS Total Return Portfolio                        n/a           n/a            n/a        -7.70       09-Sep-02
ING PIMCO Core Bond Portfolio                         n/a           n/a            n/a        -5.56       09-Sep-02
ING Salomon Brothers All Cap Portfolio                n/a           n/a            n/a       -12.80       09-Sep-02
ING Salomon Brothers Investors Portfolio              n/a           n/a            n/a       -10.57       09-Sep-02
ING T. Rowe Price Capital Appreciation Portfolio      n/a           n/a            n/a        -8.07       09-Sep-02
ING T. Rowe Price Equity Income Portfolio             n/a           n/a            n/a        -9.87       09-Sep-02
ING Van Kampen Comstock Portfolio                     n/a           n/a            n/a       -25.26       01-May-02
ING Van Kampen Equity Growth Portfolio                n/a           n/a            n/a       -11.75       09-Sep-02
ING Van Kampen Global Franchise Portfolio             n/a           n/a            n/a       -12.94       09-Sep-02
ING Van Kampen Growth and Income Portfolio            n/a           n/a            n/a       -10.25       09-Sep-02
ING Van Kampen Real Estate Portfolio                  n/a           n/a            n/a       -12.03       09-Sep-02
ING VP Bond Portfolio                                 n/a           n/a            n/a        -1.88       01-May-02
ING VP Growth Opportunities Portfolio                 -40.82        n/a            n/a       -37.84       01-May-01
ING VP MagnaCap Portfolio                             -32.46        n/a            n/a       -23.83       01-May-01
ING VP SmallCap Opportunities Portfolio               -52.83        n/a            n/a       -43.22       01-May-01
ING VP Worldwide Growth Portfolio                     -34.25        n/a            n/a       -25.60       01-May-00
INVESCO VIF - Financial Services Fund                 -24.51        n/a            n/a       -20.75       13-Jul-01
INVESCO VIF - Health Sciences Fund                    -33.89        n/a            n/a       -22.32       13-Jul-01
INVESCO VIF - Utilities Fund                          -29.84        n/a            n/a       -32.38       13-Jul-01
INVESCO VIF Leisure Fund                              n/a           n/a            n/a       -23.86       01-May-02
PIMCO High Yield Portfolio                            -11.05        n/a            n/a        -1.73       01-May-98
Pioneer Fund VCT                                      -28.79        n/a            n/a       -23.69       13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                   -21.06        n/a            n/a       -12.07       02-Nov-01
ProFund VP Bull                                       -33.43        n/a            n/a       -26.97       01-May-01
ProFund VP Europe 30                                  -35.18        n/a            n/a       -31.59       01-May-01
ProFund VP Small Cap                                  -31.92        n/a            n/a       -23.05       01-May-01
Prudential Jennison Port.                             -40.48        n/a            n/a       -31.67       01-May-00
SP Jennison Int. Growth                               -32.30        n/a            n/a       -37.57       02-Oct-00


Non-Standard Average Annual Total Return for All Subaccounts
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  P(1+T)(n)=ERV

 Where:   (1)  [P]       equals a hypothetical initial premium payment of $1,000
          (2)  [T]       equals an average annual total return
          (3)  [n]       equals the number of years
          (4)            [ERV] equals the ending redeemable value of a
                         hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the Max 7 Enhanced Death Benefit, the administrative charges and the optional benefit rider charge, but not the deduction of the maximum sales load and the annual contract fee.

Except for the subaccounts which had not commenced operations as of December 31, 2002, Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 2.35%, and administrative charges of 0.15%, a living benefit optional rider charge annualized at 1.14%, and the earnings multiplier benefit rider charge of 0.30%, but not the applicable surrender charge or the contract administrative charge for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02 -- Non-Standardized with Rider Charges


                                                                                                         Inception
                                                      1 Year        5 Year        10 Year    Inception   Date
------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                       -34.18        n/a            n/a      -23.41       12-Oct-01
Fidelity VIP Equity-Income Portfolio                  -19.41        n/a            n/a      -16.49       13-Jul-01
Fidelity VIP Growth Portfolio                         -32.25        n/a            n/a      -27.52       13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio              n/a           n/a            n/a       -4.09       09-Sep-02
ING Alliance Mid Cap Growth Portfolio                 n/a           n/a            n/a        4.03       09-Sep-02
ING Capital Guardian Large Cap Value Portfolio        n/a           n/a            n/a        2.13       09-Sep-02
ING Capital Guardian Managed Global Portfolio         n/a           n/a            n/a        1.84       09-Sep-02
ING Capital Guardian Small Cap Portfolio              n/a           n/a            n/a       -3.20       09-Sep-02
ING Developing World Portfolio                        n/a           n/a            n/a       -3.43       09-Sep-02
ING Eagle Asset Value Equity Portfolio                n/a           n/a            n/a       -4.27       09-Sep-02
ING FMR Diversified Mid Cap Portfolio                 n/a           n/a            n/a       -5.72       09-Sep-02
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                          n/a           n/a            n/a        3.58       09-Sep-02
ING Hard Assets Portfolio                             n/a           n/a            n/a       -2.24       09-Sep-02
ING International Portfolio                           n/a           n/a            n/a       -2.53       09-Sep-02
ING Janus Growth and Income Portfolio                 n/a           n/a            n/a       -3.28       09-Sep-02
ING Janus Special Equity Portfolio                    n/a           n/a            n/a       -4.21       09-Sep-02
ING Jennison Equity Opportunities Portfolio           n/a           n/a            n/a       -3.02       09-Sep-02
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                     n/a           n/a            n/a       -2.97       09-Sep-02
ING JP Morgan Fleming Small Cap Equity Portfolio      n/a           n/a            n/a       -5.64       09-Sep-02
ING Liquid Assets Portfolio                           n/a           n/a            n/a       -0.64       09-Sep-02
ING Marsico Growth Portfolio                          n/a           n/a            n/a       -2.79       09-Sep-02
ING Mercury Focus Value Portfolio                     n/a           n/a            n/a        1.17       09-Sep-02
ING Mercury Fundamental Growth Portfolio              n/a           n/a            n/a       -6.01       09-Sep-02
ING MFS Mid Cap Growth Portfolio                      n/a           n/a            n/a       -2.87       09-Sep-02
ING MFS Research Portfolio                            n/a           n/a            n/a       -3.38       09-Sep-02
ING MFS Total Return Portfolio                        n/a           n/a            n/a       -0.11       09-Sep-02
ING PIMCO Core Bond Portfolio                         n/a           n/a            n/a        2.03       09-Sep-02
ING Salomon Brothers All Cap Portfolio                n/a           n/a            n/a       -5.22       09-Sep-02
ING Salomon Brothers Investors Portfolio              n/a           n/a            n/a       -2.98       09-Sep-02
ING T. Rowe Price Capital Appreciation Portfolio      n/a           n/a            n/a       -0.48       09-Sep-02
ING T. Rowe Price Equity Income Portfolio             n/a           n/a            n/a       -2.28       09-Sep-02
ING Van Kampen Comstock Portfolio                     n/a           n/a            n/a      -17.83       01-May-02
ING Van Kampen Equity Growth Portfolio                n/a           n/a            n/a       -4.15       09-Sep-02
ING Van Kampen Global Franchise Portfolio             n/a           n/a            n/a       -5.34       09-Sep-02
ING Van Kampen Growth and Income Portfolio            n/a           n/a            n/a       -2.66       09-Sep-02
ING Van Kampen Real Estate Portfolio                  n/a           n/a            n/a       -4.42       09-Sep-02
ING VP Bond Portfolio                                 n/a           n/a            n/a        5.48       01-May-02
ING VP Growth Opportunities Portfolio                 -33.44        n/a            n/a      -33.01       01-May-01
ING VP MagnaCap Portfolio                             -25.12        n/a            n/a      -19.69       01-May-01
ING VP SmallCap Opportunities Portfolio               -45.39        n/a            n/a      -38.03       01-May-01
ING VP Worldwide Growth Portfolio                     -26.90        n/a            n/a      -22.93       01-May-00
INVESCO VIF - Financial Services Fund                 -17.21        n/a            n/a      -16.29       13-Jul-01
INVESCO VIF - Health Sciences Fund                    -26.54        n/a            n/a      -17.77       13-Jul-01
INVESCO VIF - Utilities Fund                          -22.53        n/a            n/a      -27.53       13-Jul-01
INVESCO VIF Leisure Fund                              n/a           n/a            n/a      -16.43       01-May-02
PIMCO High Yield Portfolio                             -3.83        n/a            n/a       -1.71       01-May-98
Pioneer Fund VCT                                      -21.47        n/a            n/a      -19.12       13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                   -13.77        n/a            n/a       -6.76       02-Nov-01
ProFund VP Bull                                       -26.09        n/a            n/a      -22.70       01-May-01
ProFund VP Europe 30                                  -27.84        n/a            n/a      -27.11       01-May-01
ProFund VP Small Cap                                  -24.57        n/a            n/a      -18.95       01-May-01
Prudential Jennison Port.                             -33.11        n/a            n/a      -28.52       01-May-00
SP Jennison Int. Growth                               -24.96        n/a            n/a      -33.82       02-Oct-00


Average Annual Total Return for Periods Ending 12/31/02 -- Non-Standardized without Rider Charges



                                                                                                           Inception
                                                      1 Year        5 Year        10 Year    Inception     Date
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                       -33.51        n/a            n/a       -22.69       12-Oct-01
Fidelity VIP Equity-Income Portfolio                  -18.68        n/a            n/a       -15.70       13-Jul-01
Fidelity VIP Growth Portfolio                         -31.59        n/a            n/a       -26.76       13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio              n/a           n/a            n/a        -3.68       09-Sep-02
ING Alliance Mid Cap Growth Portfolio                 n/a           n/a            n/a         4.46       09-Sep-02
ING Capital Guardian Large Cap Value Portfolio        n/a           n/a            n/a         2.55       09-Sep-02
ING Capital Guardian Managed Global Portfolio         n/a           n/a            n/a         2.26       09-Sep-02
ING Capital Guardian Small Cap Portfolio              n/a           n/a            n/a        -2.80       09-Sep-02
ING Developing World Portfolio                        n/a           n/a            n/a        -3.02       09-Sep-02
ING Eagle Asset Value Equity Portfolio                n/a           n/a            n/a        -3.87       09-Sep-02
ING FMR Diversified Mid Cap Portfolio                 n/a           n/a            n/a        -5.32       09-Sep-02
ING Goldman Sachs Internet Tollkeeper (SM)
   Portfolio                                          n/a           n/a            n/a         4.01       09-Sep-02
ING Hard Assets Portfolio                             n/a           n/a            n/a        -1.84       09-Sep-02
ING International Portfolio                           n/a           n/a            n/a        -2.12       09-Sep-02
ING Janus Growth and Income Portfolio                 n/a           n/a            n/a        -2.88       09-Sep-02
ING Janus Special Equity Portfolio                    n/a           n/a            n/a        -3.81       09-Sep-02
ING Jennison Equity Opportunities Portfolio           n/a           n/a            n/a        -2.61       09-Sep-02
ING JP Morgan Fleming International Enhanced
   EAFE Portfolio                                     n/a           n/a            n/a        -2.56       09-Sep-02
ING JP Morgan Fleming Small Cap Equity Portfolio      n/a           n/a            n/a        -5.24       09-Sep-02
ING Liquid Assets Portfolio                           n/a           n/a            n/a        -0.24       09-Sep-02
ING Marsico Growth Portfolio                          n/a           n/a            n/a        -2.39       09-Sep-02
ING Mercury Focus Value Portfolio                     n/a           n/a            n/a         1.59       09-Sep-02
ING Mercury Fundamental Growth Portfolio              n/a           n/a            n/a        -5.62       09-Sep-02
ING MFS Mid Cap Growth Portfolio                      n/a           n/a            n/a        -2.46       09-Sep-02
ING MFS Research Portfolio                            n/a           n/a            n/a        -2.97       09-Sep-02
ING MFS Total Return Portfolio                        n/a           n/a            n/a         0.30       09-Sep-02
ING PIMCO Core Bond Portfolio                         n/a           n/a            n/a         2.44       09-Sep-02
ING Salomon Brothers All Cap Portfolio                n/a           n/a            n/a        -4.80       09-Sep-02
ING Salomon Brothers Investors Portfolio              n/a           n/a            n/a        -2.57       09-Sep-02
ING T. Rowe Price Capital Appreciation Portfolio      n/a           n/a            n/a        -0.07       09-Sep-02
ING T. Rowe Price Equity Income Portfolio             n/a           n/a            n/a        -1.87       09-Sep-02
ING Van Kampen Comstock Portfolio                     n/a           n/a            n/a       -17.26       01-May-02
ING Van Kampen Equity Growth Portfolio                n/a           n/a            n/a        -3.75       09-Sep-02
ING Van Kampen Global Franchise Portfolio             n/a           n/a            n/a        -4.94       09-Sep-02
ING Van Kampen Growth and Income Portfolio            n/a           n/a            n/a        -2.25       09-Sep-02
ING Van Kampen Real Estate Portfolio                  n/a           n/a            n/a        -4.03       09-Sep-02
ING VP Bond Portfolio                                 n/a           n/a            n/a         6.12       01-May-02
ING VP Growth Opportunities Portfolio                 -32.78        n/a            n/a       -32.22       01-May-01
ING VP MagnaCap Portfolio                             -24.42        n/a            n/a       -18.89       01-May-01
ING VP SmallCap Opportunities Portfolio               -44.79        n/a            n/a       -37.28       01-May-01
ING VP Worldwide Growth Portfolio                     -26.21        n/a            n/a       -22.03       01-May-00
INVESCO VIF - Financial Services Fund                 -16.47        n/a            n/a       -15.50       13-Jul-01
INVESCO VIF - Health Sciences Fund                    -25.85        n/a            n/a       -17.01       13-Jul-01
INVESCO VIF - Utilities Fund                          -21.80        n/a            n/a       -26.74       13-Jul-01
INVESCO VIF Leisure Fund                              n/a           n/a            n/a       -15.86       01-May-02
PIMCO High Yield Portfolio                             -3.01        n/a            n/a        -0.80       01-May-98
Pioneer Fund VCT                                      -20.75        n/a            n/a       -18.34       13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio                   -13.02        n/a            n/a        -5.93       02-Nov-01
ProFund VP Bull                                       -25.39        n/a            n/a       -21.89       01-May-01
ProFund VP Europe 30                                  -27.14        n/a            n/a       -26.30       01-May-01
ProFund VP Small Cap                                  -23.88        n/a            n/a       -18.14       01-May-01
Prudential Jennison Port.                             -32.44        n/a            n/a       -27.59       01-May-00
SP Jennison Int. Growth                               -24.26        n/a            n/a       -32.92       02-Oct-00


Performance Information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance Information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance Information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

Illustration of Calculation of AUV
         Example 1.


1.   AUV, beginning of period                                    $ 10.00
2.   Value of securities, beginning of period                    $ 10.00
3.   Change in value of securities                               $  0.10
4.   Gross investment return (3) divided by (2)                     0.01
5.   Less daily mortality and expense charge                  0.00004280
6.   Less asset based administrative charge                   0.00000411
7.   Net investment return (4) minus (5) minus (6)           0.009953092
8.   Net investment factor (1.000000) plus (7)               1.009953092
9.   AUV, end of period  (1) multiplied by (8)             $ 10.09953092

Illustration of Purchase of Units (Assuming no state premium tax)
         Example 2.

1.   Initial premium payment                                     $ 1,000
2.   AUV on effective date of purchase (see Example 1)           $ 10.00
3.   Number of units purchased (1) divided by (2)                    100
4.   AUV for valuation date following purchase
     (see Example 1)                                       $ 10.09953092
5.   Contract Value in account for valuation date
     following purchase (3) multiplied by (4)                 $ 1,009.95

                          IRA Partial Withdrawal Option

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form.

ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

   Consolidated Financial Statements of Golden American Life Insurance Company

The consolidated audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional
Information:

         Report of Independent Auditors
         Audited Consolidated Financial Statements of Golden American Life
              Insurance Company Consolidated Income Statements for the years ended December 31, 2002, 2001 and 2000 Consolidated Balance Sheets as of December 31, 2002 and 2001 Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000 Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
         Unaudited Consolidated Financial Statements of ING USA Annuity and Life
              Insurance Company Consolidated Income Statements for the quarter ended September 30, 2003 Consolidated Balance Sheets as of the quarter ended September 30, 2003 Consolidated Statements of Changes in Shareholder's Equity for the quarter ended September 30, 2003 Consolidated Statements of Cash Flows for the quarter ended September 30, 2003
         Notes to Consolidated Financial Statements

                   Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

         Report of Independent Auditors
         Audited Financial Statements of Golden American Life Insurance Company
              Separate Account B Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
         Unaudited Financial Statements of ING USA Annuity and Life Insurance
              Company Separate Account B Statement of Assets and Liabilities as of quarter ended September 30, 2003 Statement of Operations for the quarter ended September 30, 2003 Statement of Changes in Net Assets for the quarter ended September 30, 2003
         Notes to Financial Statements

{Separate Account B Third Quarter 2003
 Financials - To be added by amendment}

{Golden American Life Insurance Company Third Quarter
 2003 Financials - To be added by amendment}

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                    ------------

Report of Independent Auditors ....................................      F-2

  Consolidated Financial Statements:

  Consolidated Income Statements for the years ended December 31,
  2002, 2001, and 2000.............................................      F-3


  Consolidated Balance Sheets as of December 31, 2002 and 2001.....      F-4

  Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2002, 2001, and 2000................      F-5


  Consolidated Statements of Cash Flows for the years ended
  December 31, 2002,
  2001, and 2000...................................................      F-6


  Notes to Consolidated Financial Statements.......................      F-7

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company and Subsidiary as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                    /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003



                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                       CONSOLIDATED INCOME STATEMENTS
                                                 (Millions)

                                                                      For the Years Ended December 31,
                                                              ------------------------------------------------

                                                                    2002              2001              2000
                                                              -------------    --------------    -------------
Revenues:
   Fee income                                                   $  204.0          $  188.9         $   167.9
   Net investment income                                           197.7              94.4              64.1
   Net realized capital gains (losses)                               4.2              (6.5)             (6.6)
   Other income                                                      3.5               -                 -
                                                              -------------    --------------    -------------
            Total revenue                                          409.4             276.8             225.4
                                                              -------------    --------------    -------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
         policyholders                                             276.5             209.0             199.9
   Underwriting, acquisition, and insurance expenses:
       General expenses                                            139.7             119.9              89.5
       Commissions                                                 288.7             232.4             213.7
       Policy acquisition costs deferred                          (292.2)           (128.2)           (168.4)
   Amortization:
       Deferred policy acquisition costs and
         value of business acquired                                127.8              49.6              60.0
   Goodwill                                                          -                 4.2               4.2
   Other:
       Expense and charges reimbursed under
         modified coinsurance agreements                          (104.9)           (225.6)           (225.8)
       Interest expense                                             16.0              19.4              19.9
                                                              -------------    --------------    -------------
            Total benefits, losses and expenses                    451.6             280.7             193.0
                                                              -------------    --------------    -------------
Income (loss) before income taxes                                  (42.2)             (3.9)             32.4

   Income tax expense (benefit)                                    (12.5)              0.1              13.2
                                                              -------------    --------------    -------------

Income (loss) before cumulative effect of change in
   accounting principle                                            (29.7)             (4.0)             19.2
Cumulative effect of change in accounting principle               (135.3)              -                 -
                                                              -------------    --------------    -------------
Net income (loss)                                              $  (165.0)         $   (4.0)          $  19.2
                                                              =============    ==============    =============

                                   See Notes to Consolidated Financial Statements

                                                        F-3


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                         CONSOLIDATED BALANCE SHEETS
                                        (Millions, except share data)


                                                                                As of December 31,
                                                                       -------------------------------------
      Assets                                                                 2002                 2001
      ------                                                           -----------------    ----------------
      Investments:
        Fixed maturities, available for sale, at fair value
          (amortized cost of $4,720.1 at 2002 and $1,982.5 at 2001)    $     4,936.4            $1,994.9
         Equity securities, at fair value:
         Investment in mutual funds (cost of $22.9 at 2002)                     19.0                 -
         Mortgage loans on real estate                                         482.4               213.9
         Policy loans                                                           16.0               14.8
         Short-term investments                                                  2.2               10.1
                                                                       -----------------    ----------------
                   Total investments                                         5,456.0            2,233.7

      Cash and cash equivalents                                                148.5              195.7
      Accrued investment income                                                 61.9               22.8
      Reinsurance recoverable                                                  196.9               56.0
      Deferred policy acquisition costs                                        678.0              709.0
      Value of  business acquired                                                8.5               20.2
      Goodwill (net of accumulated amortization of $17.6 at 2001)                -                151.3
      Other assets                                                               5.3               23.7
      Assets held in separate accounts                                      11,029.3           10,958.2
                                                                       -----------------    ----------------

                    Total assets                                       $     17,584.4         $14,370.6
                                                                       =================    ================
      Liabilities and Shareholder's Equity
      ------------------------------------
      Policy liabilities and accruals:
         Future policy benefits and claims reserves                    $      5,159.1          $2,185.3
                                                                       -----------------    ----------------
      Total policy liabilities and accruals                                   5,159.1           2,185.3

      Surplus notes                                                             170.0             245.0
      Due to affiliates                                                           -                25.1
      Payables for securities purchased                                           -                36.4
      Current income taxes                                                       42.4               -
      Deferred income taxes                                                      79.8              12.6
      Dollar roll obligations                                                    40.0               3.9
      Other borrowed money                                                        -                 1.4
      Other liabilities                                                          64.7              84.9
      Liabilities related to separate accounts                               11,029.3          10,958.2
                                                                       -----------------    ----------------
                    Total liabilities                                        16,585.3          13,552.8
                                                                       -----------------    ----------------

      Shareholder's equity:
         Common stock (250,000 shares authorized, issued and
           outstanding; $10.00 per share par value)                               2.5               2.5
         Additional paid-in capital                                           1,128.4             780.4
         Accumulated other comprehensive income                                   2.1               3.8
         Retained earnings (deficit)                                           (133.9)             31.1
                                                                       -----------------    ----------------
                    Total shareholder's equity                                  999.1             817.8
                                                                       -----------------    ----------------
                    Total liabilities and shareholder's equity          $    17,584.4        $ 14,370.6
                                                                       =================    ================


                                 See Notes to Consolidated Financial Statements


                                                        F-4


                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                     CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                    Accumulated                           Total
                                                                 Additional            Other             Retained         Share-
                                                  Common          Paid-in-         Comprehensive         Earnings        holder's
                                                  Stock         Paid-in-Capit      Income (loss)         (Deficit)        Equity
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 1999                    $     2.5       $    468.6       $     (9.2)            $    15.9      $   477.8
Contribution of capital                                              115.0                                                 115.0
Comprehensive income:
   Net income                                         -                -                -                    19.2           19.2
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($9.8 pretax)                                   -                -                5.1                   -              5.1
                                                                                                                       ------------
Comprehensive income                                                                                                        24.3
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2000                          2.5            583.6             (4.1)                 35.1          617.1
Contribution of capital                                              196.8                                                 196.8
Comprehensive income:
   Net (loss)                                         -                -                -                    (4.0)          (4.0)
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($12.2 pretax)                                   -               -                7.9                   -              7.9
                                                                                                                       ------------
Comprehensive income                                                                                                         3.9
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2001                           2.5             780.4             3.8                  31.1          817.8
Contribution of capital                                                356.3                                                356.3
Other                                                                   (8.3)                                                (8.3)
Comprehensive income:
     Net (loss)                                        -                   -              -                 (165.0)        (165.0)
Other comprehensive income net of tax:
     Unrealized (loss) on securities
     ($(2.6) pretax)                                   -                   -             (1.7)                 -             (1.7)
                                                                                                                       ------------
Comprehensive (loss)                                                                                                       (166.7)
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2002                    $     2.5       $  1,128.4       $       2.1            $ (133.9)      $   999.1
                                                ============    =============    ==================     ===========    ============

                                           See Notes to Consolidated Financial Statements

                                                                 F-5

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
                                                CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                             (Millions)

                                                                            For the years Ended December 31,
                                                                       2002                2001             2000
                                                                  ----------------    -------------    ---------------
Cash Flows from Operating Activities:
Net income (loss)                                                 $   (165.0)          $   (4.0)         $   19.2
Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited and charges on interest sensitive products       282.2              191.0             183.1
    Net realized capital (gains) losses                                 (4.2)               6.5               6.6
    Accrued investment income                                          (39.5)             (13.2)              1.6
    Increase in guaranteed benefits reserve                            107.1               28.2              26.7
    Acquisition costs deferred                                        (292.2)            (128.2)           (168.4)
    Amortization of deferred policy acquisition costs                  121.2               45.2              55.2
    Amortization of value of business acquired                           6.6                4.4               4.8
    Impairment of Goodwill                                             151.3                -                 -
    Change in other assets and liabilities                              21.3              110.6             (69.4)
    Provision for deferred income taxes                                (85.7)              (0.6)             13.3
                                                                  ----------------    -------------    ---------------
Net cash provided by operating activities                              103.1              239.9              72.7

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                        7,297.1              880.7             205.1
          Equity securities                                              7.8                6.9               6.1
          Mortgages                                                    285.0              136.0              12.7
    Acquisition of investments:
          Fixed maturities available for sale                      (10,068.3)          (2,070.8)           (154.0)
          Equity securities                                            (22.8)               -                 -
          Short-term investments                                           -               (4.7)             (5.3)
          Mortgages                                                   (553.7)            (250.3)            (12.9)
    Increase (decrease) in policy  loans                                (1.2)              (1.5)              0.8
    Increase (decrease) in property and equipment                        1.1                1.2              (3.2)
    Proceeds from sale of interest in subsidiary                        27.7                -                 -
    Loss on valuation of interest in subsidiary                          3.0                -                 -
    Other                                                                0.6                -                 -
                                                                  ----------------    -------------    ---------------
Net cash (used for) provided by investing activities                (3,023.7)          (1,302.5)            49.3

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts          3,818.5            1,933.1            801.8
    Maturities and withdrawals from insurance contracts               (171.2)            (134.8)          (141.5)
    Transfers from (to) separate accounts                           (1,053.8)            (902.9)          (825.8)
    Proceeds of notes payable                                            -                  3.1             67.2
    Repayment of notes payable                                          (1.4)              (1.7)           (68.6)
    Proceeds from reciprocal loan agreement borrowings                   -                 69.3            178.9
    Repayment of reciprocal loan agreement borrowings                  (75.0)             (69.3)          (178.9)
    Contributions of capital by parent                                 356.3              196.8            115.0
                                                                  ----------------    -------------    ---------------
Net cash provided by (used for) financing activities                 2,873.4            1,093.6            (51.9)
                                                                  ----------------    -------------    ---------------

Net increase (decrease) in cash and cash equivalents                   (47.2)              31.0             70.1
Cash and cash equivalents, beginning of period                         195.7              164.7             94.6
                                                                  ----------------    -------------    ---------------
Cash and cash equivalents, end of period                            $  148.5           $  195.7         $  164.7
                                                                  ================    =============    ===============


                                     See Notes to Consolidated Financial Statements

                                                                 F-6

GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
(A WHOLLY-OWNED SUBSIDIARY OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA) NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

Golden American Life Insurance Company ("Golden American"), a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life
Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to do business in the District of Columbia and all states except New York. Golden American's wholly-owned life insurance subsidiary, First Golden American Life Insurance Company of New York ("First Golden,") and collectively with Golden American, the ("Company"), is licensed as a life insurance company under the laws of the States of New York and Delaware. There is no public trading market for the Registrant's of common stock.

Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Company, Inc. ("EIC" or "Former Holding Company"), directly owned 100% of Golden American's stock. On December 3, 2001, the Board of Directors of the Former Holding Company approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware. There is no public trading market for the Registrant's common stock.

As of April 1, 2002, Golden American sold First Golden to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar Life, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut") which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. Golden American realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." Since RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the Golden statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

DESCRIPTION OF BUSINESS

The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged saving for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial  Accounting  Standards Board ("FASB") issued FAS No.
142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $135.3 million net of taxes, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Statements of Income.

Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net (loss) income would have been as follows:

     (Millions)                          Year ended           Year ended
                                      December 31, 2001    December 31, 2001
     ------------------------------------------------------------------------
     Reported net income (loss)           $   (4.0)           $  19.2
     Add back goodwill amortization,
       net of tax                              3.8                3.8
     ------------------------------------------------------------------------
     Adjusted net income                  $   (0.2)           $  23.0
     ========================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues." This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002.

GUARANTEES

In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

In January 2003, the FASB issued Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

FUTURE ACCOUNTING STANDARDS

EMBEDDED DERIVATIVES

The FASB issued FAS No.133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36 "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations.

Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Fair values for fixed maturity securities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Reverse   dollar   repurchase   agreement  and  reverse   repurchase   agreement
transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

       (Millions)
       -------------------------------------------------------------------
                  Balance at December 31,2001            $     20.2
                  Adjustment for FAS No. 115                   (5.1)
                  Additions                                    (3.3)
                  Interest accrued at 7%                        1.3
                  Amortization                                 (4.6)
       -------------------------------------------------------------------
                  Balance at December 31,2002            $      8.5
       ===================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $3.0 million, $2.0 million, $1.5 million, $1.5 million and $1.1 million and $1.0 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 11.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $133.4 million and of $6.9 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 11.0% in 2002 and 2.4% to 14.0% in 2001.

Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.




2.   INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2002 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  207.3       $    2.3      $    0.1      $  209.5

     U.S. corporate securities:
       Public utilities                                      335.7           15.5           1.9         349.3
       Other corporate securities                           3,012.0         178.7           7.8       3,182.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                   3,347.7         194.2           9.7       3,532.2
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                             64.8            2.9           -            67.7
        Other                                                163.8           12.2           1.2         174.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           228.6           15.1           1.2         242.5
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              641.7           12.0           0.2         653.5

     Other asset-backed securities                           294.8            7.0           3.1         298.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      4,720.1          230.6          14.3       4,936.4
     Less: Fixed maturities pledged to creditors               -              -             -             -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $4,720.1       $  230.6      $   14.3      $ 4,936.4
     ===========================================================================================================




                                                        F-16



Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2001 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  132.1       $    0.5      $    3.4    $     129.2

     U.S. corporate securities:
       Public utilities                                       39.8            0.3           1.4           38.7
       Other corporate securities                          1,111.8           15.2          10.1        1,116.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                  1,151.6           15.5          11.5        1,155.6
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                            143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              167.0            3.6           0.9           169.7

     Other asset-backed securities                           388.2            7.2           1.7           393.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,982.5           30.1          17.7        1,994.9
     Less: Fixed maturities pledged to creditors               -              -             -              -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $1,982.5       $   30.1      $   17.7    $   1,994.9
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                           Amortized Cost     Fair Value
     ------------------------------------------------------------------------
     Due to mature:
       One year or less                   $       -           $    -
       After one year through five years        401.0            419.7
       After five years through ten years     1,681.3          1,773.1
       After ten years                        1,701.3          1,791.4
       Mortgage-backed securities               641.7            653.5
       Other asset-backed securities            294.8            298.7
     ------------------------------------------------------------------------
     ------------------------------------------------------------------------
     Fixed maturities                        $4,720.1         $4,936.4
     ========================================================================

At December 31, 2002 and 2001, fixed maturities with carrying values of $6.5 million and $6.9 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $40.0 and $3.9 million at December 31, 2002 and 2001, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.07 million.

3.   FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

FIXED MATURITIES SECURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

SURPLUS NOTES: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIMS RESERVES):

SUPPLEMENTARY CONTRACTS AND IMMEDIATE ANNUITIES: Estimated fair values of the Company's liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                         2002                               2001
     --------------------------------------------------------------------------------------------------------
                                              Carrying         Fair               Carrying            Fair
     (Millions)                                 Value          Value                Value             Value
     --------------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  4,936.4         $4,936.4            $ 1,994.9       $ 1,994.9
        Equity securities                         19.0             19.0                  -               -
        Mortgage loans on real estate            482.4            522.2                213.9           219.2
        Policy loans                              16.0             16.0                 14.8            14.8
        Cash and short-term investments          150.7            150.7                205.8           205.8
        Assets held in separate accounts      11,029.3         11,029.3             10,958.2        10,958.2

     Liabilities:
        Surplus notes                           (170.0)          (260.0)              (245.0)         (358.1)
        Investment contract liabilities:
        Deferred annuities                    (5,128.0)        (4,802.9)            (2,155.3)       (1,976.7)
        Supplementary contracts and
          immediate annuities                     (8.0)            (8.0)                (7.1)           (7.1)
        Liabilities related to separate
          accounts                           (11,029.3)       (11,029.3)           (10,958.2)      (10,958.2)
     --------------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                 Year Ended      Year Ended     Year Ended
                                 December 31,   December 31,   December 31,
     (Millions)                      2002           2001           2000
     -------------------------------------------------------------------------
     Fixed maturities           $     185.6   $      83.7    $      55.3
     Mortgage loans                    19.6          11.2            7.8
     Policy loans                       0.6           0.8            0.5
     Short term investments and
        cash equivalents                2.6           2.6            2.3
     Other                              0.4           0.6            0.7
     -------------------------------------------------------------------------
     Gross investment income          208.8          98.9           66.6
     Less: investment expenses         11.1           4.5            2.5
     -------------------------------------------------------------------------
     Net investment income      $     197.7   $      94.4    $      64.1
     =========================================================================


5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The ability of Golden American to pay dividends to the Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to Equitable Life without prior approval of statutory authorities. Golden American did not pay common stock dividends during 2002, 2001, or 2000.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(303.0) million, $(156.4) million and $(71.1) million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $424.9 million and $451.6 million as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $5.9 million.

The Company maintains a $40.0 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $75.0 million revolving note facility with Bank of New York and a $75.0 million revolving note facility with SunTrust Bank which expires on July 31, 2003.

6.       CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:



                                                 Year ended     Year ended     Year ended
                                                December 31,   December 31,   December 31,
     (Millions)                                     2002           2001           2000
     --------------------------------------------------------------------------------------
     Fixed maturities                           $    4.2         $  (4.9)    $    (6.3)
     Equity securities                               -              (1.6)         (0.2)
     Mortgage loans on real estate                   -               -            (0.1)
     --------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)     $    4.2         $  (6.5)    $    (6.6)
     ======================================================================================
     After-tax realized capital gains (losses)  $    2.7         $  (4.2)    $    (4.3)
     ======================================================================================


Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                Year ended        Year ended        Year ended
                               December 31,      December 31,      December 31,
     (Millions)                    2002              2001              2000
     ---------------------------------------------------------------------------
     Proceeds on sales          $ 7,297.1        $   880.7        $    205.1
     Gross gains                     76.8              6.9               0.2
     Gross losses                    72.6             11.8               6.5

Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:

     (Millions)                                 2002        2001       2000
     --------------------------------------------------------------------------
     Fixed maturities                        $ 204.0        $18.4      $12.4
     Equity securities                          (3.9)         -          -
     DAC/VOBA                                 (202.8)        (8.4)     (10.4)
     --------------------------------------------------------------------------
                                                (2.7)        10.0        2.0
     Increase (decrease) in deferred income
        taxes                                   (1.0)         2.1       (3.1)
     --------------------------------------------------------------------------
     Net changes in accumulated other
      comprehensive income (loss)            $  (1.7)    $    7.9  $     5.1
     --------------------------------------------------------------------------

Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

     (Millions)                                 2002          2001        2000
     ---------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                     $   216.3   $     12.3   $    (6.1)
       Equity securities                         (3.9)         -           -
       DAC/VOBA                                (209.2)        (6.4)        2.0
     ---------------------------------------------------------------------------
                                                  3.2          5.9        (4.1)
     Deferred income taxes                        1.1          2.1         -
     ---------------------------------------------------------------------------
     Net accumulated other comprehensive
          income (loss)                     $     2.1    $     3.8    $   (4.1)
     ===========================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


     (Millions)                                     2002       2001        2000
     ---------------------------------------------------------------------------
     Unrealized holding gains (losses) arising   $  (8.7)  $   11.1    $    6.9
        the year (1)
     Less: reclassification adjustment for
        gains  (losses) and other items
        included in net income (2)                   7.0       (3.2)       (1.8)
     ---------------------------------------------------------------------------
     Net unrealized gains (losses) on securities $  (1.7)  $    7.9    $    5.1
     ===========================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $13.4 million, $17.1 million and $10.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $10.8 million, $(4.9) million and $(2.8) million for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   SEVERANCE

In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $4.9 million pretax. The severance portion of this charge ($4.8 million pretax) is based on a plan to eliminate 260 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.1 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

     (Millions)                        Severance Liability  Positions
     ---------------------------------------------------------------------
     Balance at December 31, 2001          $     4.8           252
     Actions taken                              (3.4)         (194)
     ---------------------------------------------------------------------
     Balance at December 31, 2002          $     1.4            58
     =====================================================================

8.   INCOME TAXES

Starting in 2002, Golden American Life Insurance Company joins in the filing of a consolidated federal income tax return with its parent, Equitable Life and other affiliates. The Company has a tax allocation agreement with Equitable Life whereby the Company is charged for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

At December 31, 2002, the Company has net operating loss carryforwards of approximately $369.2 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2011 and 2016.

Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:

                                     Year ended    Year ended    Year ended
                                    December 31,  December 31,  December 31,
  (Millions)                            2002          2001          2000
  ---------------------------------------------------------------------------
    Current taxes (benefits):
        Federal                   $     (98.2)   $      0.6    $     (0.1)
  ---------------------------------------------------------------------------
           Total current taxes
           (benefits)                   (98.2)          0.6          (0.1)
  ---------------------------------------------------------------------------
    Deferred taxes (benefits):
        Federal                          85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
           Total deferred taxes
           (benefits)                    85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
    Total                         $     (12.5)   $      0.1    $     13.2
  ============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                               Year ended     Year ended    Year ended
                                              December 31,   December 31,  December 31,
     (Millions)                                   2002           2001          2000
     ------------------------------------------------------------------------------------
       Income before income taxes            $    (42.2)    $    (3.9)     $      32.4
       Tax rate                                      35%           35%             35%
     ------------------------------------------------------------------------------------
       Income tax at federal statutory rate       (14.8)         (1.4)           11.3
       Tax effect of:
          Goodwill amortization                     -             1.0             1.0
          Meals and entertainment                   0.6           0.5             0.3
          Other                                     1.7           -               0.6
     ------------------------------------------------------------------------------------
        Income tax expense (benefit)         $    (12.5)    $     0.1      $     13.2
     ------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                 2002          2001
     ------------------------------------------------------------------------------------
     Deferred tax assets:
        Operations and capital loss carryforwards            $     125.6    $   121.7
        Future policy benefits                                     214.1        176.3
        Goodwill                                                    11.1          -
        Investments                                                  0.2          0.1
     ------------------------------------------------------------------------------------
                                                                   351.0        298.1
     Deferred tax liabilities:
        Goodwill                                                     -           (3.5)
        Unrealized gains on investments                             (1.1)        (2.1)
        Deferred policy acquisition cost                          (254.8)      (222.8)
        Value of purchased insurance in force                       (5.0)        (6.9)
        Other                                                     (169.9)       (75.4)
     ------------------------------------------------------------------------------------
     Deferred tax liability before allowance                      (430.8)      (310.7)
     ------------------------------------------------------------------------------------
     Valuation allowance                                             -            -
     ------------------------------------------------------------------------------------
     Net deferred income tax liability                       $     (79.8)   $   (12.6)
     ====================================================================================

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9. BENEFIT PLANS

DEFINED BENEFIT PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Equitable Life ("Equitable Plan"), a qualified, defined contribution pension plan. The Company was allocated its share of the pension liability associated with employees.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into the ING Americas Retirement Plan. The Company transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the Company received a capital contribution, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $3.0 million for 2002.

The following tables summarize the benefit obligations and the funded status for pension benefits related to the Equitable Plan for the two-year period ended December 31, 2001:

(Millions)                                                        2001
------------------------------------------------------------------------------

    Change in benefit obligation:
      Benefit obligation at January 1                     $        7.9
      Service cost                                                 2.0
      Interest cost                                                0.8
      Actuarial (gain) loss                                       (2.7)
      Plan Amendments                                             (0.2)
      Transfer of benefit obligation to the Parent                (7.8)
                                                        ----------------------
      Benefit obligation at December 31                   $        -
                                                        ======================

    Funded status:
      Funded status at December 31 prior to the transfer
         of the benefit obligation to the Parent          $       (7.8)
      Unrecognized past service cost                              (1.1)
      Unrecognized net loss                                        -
      Transfer of the funded status to the Parent                  8.9
                                                        ----------------------
      Net amount recognized                               $        -
                                                        ======================

Prior to the merger of the qualified benefit plans of ING's U.S. subsidiaries at December 31, 2001, Equitable Life, held the plan assets.

The weighted-average assumptions used in the measurement of the Company's' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

                                                               2001
------------------------------------------------------------------------------

    Discount rate                                             7.50%
    Expected return on plan assets                            9.25
    Rate of compensation increase                             4.50

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

Year Ended December 31,                    2001            2000
------------------------------------------------------------------------
(MILLIONS)

    Service cost                       $    2.0           $    1.6
    Interest cost                           0.8                0.5
    Unrecognized past service cost          -                  -
                                    ------------------------------------
    Net periodic benefit cost          $    2.8           $    2.1
                                    ====================================

There were no gains or losses resulting from curtailments or settlements during 2001 or 2000.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001.

10. RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS:

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     o Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company ("SLIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, were $4.2 million, $0.3 million and $0.3 million, respectively for SLDIC and $1.0 million, $0.1 million and $0.1 million, respectively for SLIC.
     o Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2002, 2001 and 2000 commission expenses were incurred in the amounts of $282.9 million, $229.7 million, and $208.9 million, respectively.
     o Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $11.0 million, $4.4 million, and $2.5 million, respectively.
     o Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $0.6 million, $0.3 million, and $1.3 million, respectively.

          Golden American has certain agreements whereby it generates revenues and incurs expenses with affiliated entities.

         The agreements are as follows:

     o Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2002, 2001, and 2000 revenue for these services was $23.7 million, $23.1 million, and $21.3 million, respectively.
     o Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, totaled $9.8 million, $8.2 million, and $6.2 million, respectively for Equitable Life and $0.3 million, $0.4 million and $0.6 million, respectively for ULAIC.
     o Expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2002 and 2001, Golden American incurred expenses of $41.0 million and $23.2 million, respectively.
     o Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2002, 2001 and 2000.

REINSURANCE AGREEMENTS:

Golden American participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $100.9 million, $224.5 million and $218.8 million for the years ended December 31, 2002, 2001, and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $143.5 million, $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2002, 2001 and 2000, Golden American also had a payable to Equitable Life of $7.1 million, $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. Golden American also obtained an irrevocable letter of credit in the amount of $25 million related to this agreement. In addition, the Company obtained a standby letter of credit in the amount of $75 million.

RECIPROCAL LOAN AGREEMENT:

Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, Golden American and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $33,000, $26,000, and $481,000 for the years ended December 31, 2002, 2001 and 2000, respectively. At December 31, 2002, 2001, and 2000, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

SURPLUS NOTES:

Golden American issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:

(Millions)
-----------------------------------------------------------------------------------------------------------------------
     Surplus                                                              Maturity
      Note          Amount                    Affiliate                     Date         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
       8.2%           50.0    *Equitable Life                             12/29/29        2.0         4.1         4.1
       8.0            35.0     Security Life of Denver                    12/07/29        2.8         2.8         3.0
       7.8            75.0     Equitable Life                             09/29/29        5.8         5.8         5.8
       7.3            60.0     Equitable Life                             12/29/28        4.4         4.4         4.4
       8.3            25.0    *Equitable Life                             12/17/26        1.0         2.1         2.1
-----------------------------------------------------------------------------------------------------------------------

*Surplus notes redeemed June 28, 2002.

STOCKHOLDER'S EQUITY:

During 2002, 2001, and 2000, Golden American received capital contributions of $356.3 million, $196.8 million, and $115.0 million respectively.

11. REINSURANCE

At December 31, 2002, Golden American had reinsurance treaties with four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $90.7 million and $94.8 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, the Company had net receivables of $196.9 million and $56.0 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2002 and 2001, respectively, these net receivables were comprised of the following: $36.7 and $7.8 million for claims recoverable from reinsurers; $6.3 and $3.4 million for payable for reinsurance premiums; $137.2 million and $28.8 million for reserve credits; and $24.0 million and $22.7 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $50.8 million, $30.3 million and $21.7 million and net policy benefits recoveries of $49.5 million, $21.8 million and $8.9 million for the years ended December 21, 2002, 2001 and 2000, respectively.

Golden participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(2.9) million, $(0.5) million and $1.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002 rent expense for leases was $4.6 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $2.3 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $2.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $39.0 million and $25.2 million, respectively. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund the subscriptions of $38.0 million and $0.0 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.




QUARTERLY DATA (UNAUDITED)

2002 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------

  Total Revenue                             $      69.4   $      89.2    $     141.4     $     109.4
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                (3.2)        (16.0)         (60.2)           37.2
  Income taxes (benefit)                           (1.0)         (5.5)         (19.2)           13.2
------------------------------------------------------------------------------------------------------
  Income (loss) before cumulative effect
   of change in accounting principal               (2.2)        (10.5)         (41.0)           24.0
  Cumulative effect of change in
   accounting principle                             -             -              -            (135.3)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $      (2.2)  $     (10.5)   $     (41.0)    $    (111.3)
======================================================================================================

2001 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------
  Total Revenue                             $      72.1   $      65.4    $      70.1     $      69.2
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                14.2           5.6          (14.3)           (9.4)
  Income taxes                                      5.3           2.4           (5.6)           (2.0)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $       8.9   $       3.2    $      (8.7)    $      (7.4)
======================================================================================================


                                                  F-32

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2002




                                    CONTENTS


Report of Independent Auditors.............................................1

Audited Financial Statements

Statement of Assets and Liabilities........................................4
Statement of Operations...................................................32
Statements of Changes in Net Assets.......................................60
Notes to Financial Statements.............................................88

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The GCG Trust:                                             The GCG Trust (continued):
   All Cap                                                    Internet Tollkeeper Advisor
   All Cap Advisor                                            Investors
   Asset Allocation Growth                                    Investors Advisor
   Capital Growth                                             J.P. Morgan Fleming Small Cap Equity
   Capital Growth Advisor                                     J.P. Morgan Fleming Small Cap Advisor
   Capital Guardian Small Cap                                 Janus Growth and Income
   Capital Guardian Small Cap Advisor                         Janus Growth and Income Advisor
   Core Bond                                                  Large Cap Value
   Core Bond Advisor                                          Large Cap Value Advisor
   Developing World                                           Limited Maturity Bond
   Developing World Advisor                                   Liquid Asset
   Diversified Mid-Cap                                        Liquid Asset Advisor
   Diversified Mid-Cap Advisor                                Managed Global
   Emerging Markets                                           Managed Global Advisor
   Equity Growth                                              Market Manager
   Equity Growth Advisor                                      Mid-Cap Growth
   Equity Income                                              Mid-Cap Growth Advisor
   Equity Income Advisor                                      Real Estate
   Equity Opportunity                                         Real Estate Advisor
   Equity Opportunity Advisor                                 Research
   Focus Value                                                Research Advisor
   Focus Value Advisor                                        Special Situations
   Fully Managed                                              Special Situations Advisor
   Fully Managed Advisor                                      Strategic Equity
   Fundamental Growth Focus                                   Strategic Equity Advisor
   Fundamental Growth Advisor                                 Total Return
   Global Franchise                                           Total Return Advisor
   Global Franchise Advisor                                   Value Equity
   Growth                                                     Value Equity Advisor
   Growth Advisor                                             Van Kampen Growth and Income
   Hard Assets                                                Van Kampen Growth and Income Advisor
   Hard Assets Advisor                                     AIM Variable Insurance Funds:
   International Enhanced EAFE                                AIM V.I. Dent Demographic Trends
   International Enhanced EAFE Advisor                        AIM V.I. Growth
   International Equity                                       AIM V.I. Capital Appreciation
   International Equity Advisor                               AIM V.I. Core Equity
   Internet Tollkeeper                                        AIM V.I. Premier Equity



Alliance Variable Products Series Fund, Inc.:               ING Variable Portfolios, Inc. (continued):
   Alliance Bernstein Value                                   ING VP Small Company
   Alliance Growth and Income                                 ING VP Value Opportunity
   Alliance Premier Growth                                  ING Variable Products Trust:
Fidelity(R) Variable Insurance Products Fund:                 ING VP Convertible
   Fidelity(R) VIP Growth                                     ING VP Growth Opportunities
   Fidelity(R) VIP Equity-Income                              ING VP International Value
   Fidelity(R) VIP Contrafund(R)                              ING VP Large Company Value
   Fidelity(R) VIP Overseas                                   ING VP LargeCap Growth
Franklin Templeton Variable Insurance Products Trust:         ING VP MagnaCap
   Franklin Small Cap Value Securities                        ING VP MidCap Opportunities
Greenwich Street Series Fund:                                 ING VP SmallCap Opportunities
   Greenwich Appreciation                                   INVESCO Variable Investment Funds, Inc.:
The Galaxy VIP Fund:                                          INVESCO VIF - Financial Services
   Galaxy VIP Asset Allocation                                INVESCO VIF - Health Sciences
   Galaxy VIP Equity                                          INVESCO VIF - Leisure
   Galaxy VIP Growth and Income                               INVESCO VIF - Utilities
   Galaxy VIP High Quality Bond                             Janus Aspen Series:
   Galaxy VIP Small Company Growth                            Janus Aspen Series Balanced
ING GET Fund:                                                 Janus Aspen Series Flexible Income
   ING GET Fund - Series N                                    Janus Aspen Series Growth
   ING GET Fund - Series P                                    Janus Aspen Series Worldwide Growth
   ING GET Fund - Series Q                                  Oppenheimer Variable Accounts Fund:
   ING GET Fund - Series R                                    Oppenheimer Global Securities
   ING GET Fund - Series S                                    Oppenheimer Strategic Bond
   ING GET Fund - Series T                                  PIMCO Variable Insurance Trust:
   ING GET Fund - Series U                                    PIMCO High Yield
ING Partners, Inc.:                                           PIMCO StocksPLUS Growth and Income
   ING Alger Growth                                         Pioneer Variable Contracts Trust:
   ING American Century Small Cap Value                       Pioneer Equity-Income VCT
   ING J.P. Morgan Mid Cap Value                              Pioneer Fund VCT
   ING MFS(R)Capital Opportunities (Initial Class)            Pioneer Mid-Cap Value VCT
   ING MFS(R)Capital Opportunities (Service Class)            Pioneer Small Company VCT
   ING MFS(R)Global Growth                                  ProFunds VP:
   ING OpCap Balanced Value                                   ProFund VP Bull
   ING PIMCO Total Return                                     ProFund VP Europe 30
   ING Salomon Bros. Capital                                  ProFund VP Small-Cap
   ING Salomon Bros. Investors Value                        Prudential Series Fund, Inc.:
   ING Scudder International Growth                           Prudential Jennison
   ING T. Rowe Price Growth Equity                            Prudential SP Jennison International Growth
   ING UBS Tactical Asset Allocation                        Putnam Variable Trust:
   ING Van Kampen Comstock                                    Putnam VT Growth and Income
ING Variable Insurance Trust:                                 Putnam VT International Growth and Income
   ING VP Worldwide Growth                                    Putnam VT Voyager II


ING VP Bond Portfolio:                                      Travelers Series Fund Inc.:
   ING VP Bond                                                Smith Barney High Income
ING Variable Portfolios, Inc.:                                Smith Barney International All Cap Growth
   ING VP Growth                                              Smith Barney Large Cap Value
   ING VP Index Plus LargeCap                                 Smith Barney Money Market
   ING VP Index Plus MidCap                                 UBS Series Trust:
   ING VP Index Plus SmallCap                                 UBS Tactical Allocation


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Golden American Life Insurance Company Separate Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP
Atlanta, Georgia
March 14, 2003

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 GCG TRUST                  GCG TRUST    GCG TRUST
                                                   GCG TRUST       ASSET      GCG TRUST      CAPITAL      CAPITAL
                                      GCG TRUST     ALL CAP     ALLOCATION     CAPITAL       GROWTH       GUARDIAN
                                       ALL CAP      ADVISOR       GROWTH        GROWTH       ADVISOR     SMALL CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                         $247,786         $176       $47,253     $246,763          $148     $341,173
                                    ---------------------------------------------------------------------------------
Total assets                              247,786          176        47,253      246,763           148      341,173

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------
Total liabilities                              46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

NET ASSETS
   Accumulation units                    $247,740         $176       $47,241     $246,769          $148     $341,115
   Contracts in payout
     (annuitization) period                     -            -             -            -             -           31
                                    ---------------------------------------------------------------------------------
Total net assets                         $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

Total number of mutual fund shares     28,947,007       20,551     6,446,580   27,663,981        16,548   43,516,942
                                    =================================================================================

Cost of mutual fund shares               $326,290         $177       $55,931     $245,271          $154     $365,212
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST
                                       CAPITAL
                                      GUARDIAN                   GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                      SMALL CAP    GCG TRUST     CORE BOND    DEVELOPING   DEVELOPING    DIVERSIFIED
                                       ADVISOR     CORE BOND      ADVISOR       WORLD     WORLD ADVISOR    MID-CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                             $321     $425,187          $992      $60,010           $79      $91,178
                                    ---------------------------------------------------------------------------------
Total assets                                  321      425,187           992       60,010            79       91,178

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

NET ASSETS
    Accumulation units                       $321     $425,125          $992      $59,922           $79      $91,159
    Contracts in payout
      (annuitization) period                    -            -             -           78             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

Total number of mutual fund shares         40,778   40,927,570        95,384    9,463,043        12,488   12,304,724
                                    =================================================================================

Cost of mutual fund shares                   $320     $413,399          $995      $66,565           $81     $107,329
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST                 GCG TRUST
                                     DIVERSIFIED   GCG TRUST      EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                       MID-CAP       EQUITY       GROWTH        EQUITY       INCOME        EQUITY
                                       ADVISOR       GROWTH       ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $220       $4,363          $458     $409,709          $640     $280,956
                                    ---------------------------------------------------------------------------------
Total assets                                  220        4,363           458      409,709           640      280,956

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

NET ASSETS
    Accumulation units                       $220       $4,362          $458     $409,087          $640     $280,954
    Contracts in payout
      (annuitization) period                    -            -             -          583             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

Total number of mutual fund shares         29,088      553,027        58,036   42,151,267        65,893   28,011,556
                                    =================================================================================

Cost of mutual fund shares                   $224       $4,533          $480     $478,993          $660     $375,266
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                                             GCG TRUST    GCG TRUST
                                       EQUITY                    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                     OPPORTUNITY   GCG TRUST    FOCUS VALUE     FULLY        MANAGED       GROWTH
                                       ADVISOR    FOCUS VALUE     ADVISOR      MANAGED       ADVISOR       FOCUS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $34       $5,932           $48     $935,237          $894       $2,742
                                    ---------------------------------------------------------------------------------
Total assets                                   34        5,932            48      935,237           894        2,742

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

NET ASSETS
    Accumulation units                        $34       $5,931           $48     $934,553          $894       $2,742
    Contracts in payout
      (annuitization) period                    -            -             -          526             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

Total number of mutual fund shares          3,356      702,000         5,700   54,596,475        52,102      340,663
                                    =================================================================================

Cost of mutual fund shares                    $34       $6,022           $50     $951,332          $913       $2,856
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST
                                     FUNDAMENTAL   GCG TRUST      GLOBAL                   GCG TRUST
                                       GROWTH        GLOBAL      FRANCHISE     GCG TRUST     GROWTH      GCG TRUST
                                       ADVISOR     FRANCHISE      ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $108      $14,672          $708     $559,968           $92      $67,762
                                    ---------------------------------------------------------------------------------
Total assets                                  108       14,672           708      559,968            92       67,762

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

NET ASSETS
    Accumulation units                       $108      $14,670          $708     $560,041           $92      $67,731
    Contracts in payout
      (annuitization) period                    -            -             -            -             -           22
                                    ---------------------------------------------------------------------------------
Total net assets                             $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

Total number of mutual fund shares         13,419    1,643,031        78,863   57,609,909         9,474    6,907,479
                                    =================================================================================

Cost of mutual fund shares                   $113      $14,881          $702     $588,641           $97      $72,704
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST     GCG TRUST                  GCG TRUST
                                      GCG TRUST  INTERNATIONAL INTERNATIONAL   GCG TRUST  INTERNATIONAL  GCG TRUST
                                     HARD ASSETS    ENHANCED     ENHANCED    INTERNATIONAL   EQUITY       INTERNET
                                       ADVISOR        EAFE     EAFE ADVISOR     EQUITY       ADVISOR     TOLLKEEPER
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $97       $4,990          $165     $120,479          $254      $12,805
                                    ---------------------------------------------------------------------------------
Total assets                                   97        4,990           165      120,479           254       12,805

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

NET ASSETS
    Accumulation units                        $97       $4,990          $165     $120,477          $254      $12,802
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

Total number of mutual fund shares          9,842      602,666        19,839   17,486,179        36,824    2,690,088
                                    =================================================================================

Cost of mutual fund shares                    $95       $4,961          $166     $117,316          $254      $12,773
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST  GCG TRUST J.P.
                                     GCG TRUST                               J.P. MORGAN     MORGAN      GCG TRUST
                                      INTERNET                   GCG TRUST     FLEMING       FLEMING       JANUS
                                     TOLLKEEPER    GCG TRUST     INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                       ADVISOR     INVESTORS      ADVISOR       EQUITY       ADVISOR       INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $53      $92,152          $297       $9,491          $511     $130,375
                                    ---------------------------------------------------------------------------------
Total assets                                   53       92,152           297        9,491           511      130,375

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

NET ASSETS
    Accumulation units                        $53      $92,136          $297       $9,490          $511     $130,345
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

Total number of mutual fund shares         11,189   11,490,287        37,008    1,198,388        64,524   18,107,685
                                    =================================================================================

Cost of mutual fund shares                    $57     $119,320          $297       $9,902          $520     $156,213
                                    =================================================================================

SEE ACCOMPANYING NOTES.




                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST                               GCG TRUST                  GCG TRUST
                                    JANUS GROWTH   GCG TRUST    GCG TRUST      LIMITED                     LIQUID
                                     AND INCOME    LARGE CAP     LARGE CAP     MATURITY    GCG TRUST       ASSET
                                       ADVISOR       VALUE     VALUE ADVISOR     BOND     LIQUID ASSET    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $587     $295,742          $333     $559,019    $1,023,271       $1,800
                                    ---------------------------------------------------------------------------------
Total assets                                  587      295,742           333      559,019     1,023,271        1,800

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

NET ASSETS
    Accumulation units                       $587     $295,688          $333     $558,749    $1,023,108       $1,800
    Contracts in payout
      (annuitization) period                    -            -             -          192            71            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

Total number of mutual fund shares         81,270   38,209,569        42,967   48,864,682 1,023,271,242    1,799,891
                                    =================================================================================

Cost of mutual fund shares                   $602     $364,544          $347     $550,029    $1,023,271       $1,800
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST                  GCG TRUST
                                      GCG TRUST      MANAGED     GCG TRUST     MID-CAP                   GCG TRUST
                                       MANAGED       GLOBAL       MID-CAP       GROWTH      GCG TRUST   REAL ESTATE
                                       GLOBAL       ADVISOR       GROWTH       ADVISOR     REAL ESTATE    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $223,101          $50      $435,524         $549      $187,637         $276
                                    ---------------------------------------------------------------------------------
Total assets                              223,101           50       435,524          549       187,637          276

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

NET ASSETS
    Accumulation units                   $222,985          $50      $435,520         $549      $187,529         $276
    Contracts in payout
      (annuitization) period                   99            -            61            -            78            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

Total number of mutual fund shares     26,911,933        5,981    59,989,440       75,620    12,534,302       18,400
                                    =================================================================================

Cost of mutual fund shares               $265,330          $51      $536,584         $558      $203,069         $278
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST                  GCG TRUST
                                                    GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                      GCG TRUST     RESEARCH      SPECIAL     SITUATIONS    STRATEGIC      EQUITY
                                      RESEARCH      ADVISOR     SITUATIONS     ADVISOR       EQUITY       ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $421,026         $326       $21,800          $56      $139,837          $78
                                    ---------------------------------------------------------------------------------
Total assets                              421,026          326        21,800           56       139,837           78

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

NET ASSETS
    Accumulation units                   $421,035         $326       $21,794          $56      $139,689          $78
    Contracts in payout
      (annuitization) period                    -            -             -            -           163            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

Total number of mutual fund shares     35,202,892       27,238     3,488,059        8,892    15,554,763        8,627
                                    =================================================================================

Cost of mutual fund shares               $624,498         $329       $29,152          $56      $139,701          $79
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                   GCG TRUST                  GCG TRUST    GCG TRUST     VAN KAMPEN
                                                     TOTAL        GCG TRUST     VALUE      VAN KAMPEN    GROWTH AND
                                      GCG TRUST     RETURN         VALUE       EQUITY      GROWTH AND      INCOME
                                    TOTAL RETURN    ADVISOR        EQUITY      ADVISOR       INCOME        ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $853,368         $955      $173,253         $107      $554,615         $990
                                    ---------------------------------------------------------------------------------
Total assets                              853,368          955       173,253          107       554,615          990

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

NET ASSETS
    Accumulation units                   $853,266         $955      $173,226         $107      $554,483         $990
    Contracts in payout
      (annuitization) period                    -            -            13            -           125            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

Total number of mutual fund shares     57,621,059       64,473    13,535,386        8,350    32,188,897       57,364
                                    =================================================================================

Cost of mutual fund shares               $940,003         $984      $206,816         $110      $733,160       $1,001
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                       AIM V.I.
                                        DENT                     AIM V.I.                   AIM V.I.     ALLIANCE
                                     DEMOGRAPHIC    AIM V.I.      CAPITAL     AIM V.I.      PREMIER      BERNSTEIN
                                       TRENDS        GROWTH    APPRECIATION  CORE EQUITY     EQUITY        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $11,338         $848           $27          $41           $80       $2,709
                                    ---------------------------------------------------------------------------------
Total assets                               11,338          848            27           41            80        2,709

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

NET ASSETS
    Accumulation units                    $11,335         $848           $27          $41           $80       $2,709
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

Total number of mutual fund shares      2,999,480       75,286         1,672        2,417         4,947      309,651
                                    =================================================================================

Cost of mutual fund shares                $13,467         $932           $34          $44           $87       $2,932
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ALLIANCE      ALLIANCE                  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                     GROWTH AND     PREMIER     FIDELITY(R)      VIP           VIP          VIP
                                       INCOME        GROWTH     VIP GROWTH   EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $4,731       $2,094       $23,216      $23,855        $4,439           $9
                                    ---------------------------------------------------------------------------------
Total assets                                4,731        2,094        23,216       23,855         4,439            9

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

NET ASSETS
    Accumulation units                     $4,730       $2,094       $23,212      $23,851        $4,438           $9
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

Total number of mutual fund shares        286,931      121,132     1,000,254    1,325,264       247,315          848
                                    =================================================================================

Cost of mutual fund shares                 $5,706       $2,199       $24,417      $23,730        $4,720           $9
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      FRANKLIN                                                           GALAXY VIP
                                      SMALL CAP                  GALAXY VIP                 GALAXY VIP      HIGH
                                        VALUE      GREENWICH      ASSET        GALAXY VIP   GROWTH AND     QUALITY
                                     SECURITIES   APPRECIATION  ALLOCATION      EQUITY       INCOME         BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $17         $589          $631         $487          $122         $130
                                    ---------------------------------------------------------------------------------
Total assets                                   17          589           631          487           122          130

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $17         $589          $631         $487          $122         $130
                                    =================================================================================

NET ASSETS
    Accumulation units                        $17         $589          $631         $487          $122         $130
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $17         $589          $631         $487          $122         $130
                                    =================================================================================

Total number of mutual fund shares          1,814       33,520        52,433       43,112        15,339       11,785
                                    =================================================================================

Cost of mutual fund shares                    $20         $704          $875         $907          $171         $124
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                     GALAXY VIP
                                        SMALL       ING GET      ING GET      ING GET      ING GET      ING GET
                                       COMPANY       FUND -       FUND -       FUND -       FUND -       FUND -
                                       GROWTH       SERIES N     SERIES P     SERIES Q     SERIES R     SERIES S
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $57      $28,663      $142,429     $169,061      $170,561     $219,297
                                    ---------------------------------------------------------------------------------
Total assets                                   57       28,663       142,429      169,061       170,561      219,297

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

NET ASSETS
    Accumulation units                        $57      $28,661      $143,846     $169,029      $170,526     $219,270
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

Total number of mutual fund shares          7,252    2,832,289    13,991,036   16,838,766    16,887,183   21,777,267
                                    =================================================================================

Cost of mutual fund shares                    $90      $28,540      $140,492     $168,845      $169,204     $218,284
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                 ING                     ING MFS(R)
                                                                               AMERICAN                   CAPITAL
                                       ING GET       ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                        FUND -       FUND -      ING ALGER    SMALL CAP    MORGAN MID     (INITIAL
                                       SERIES T     SERIES U      GROWTH        VALUE      CAP VALUE      CLASS)
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $237,964       $1,048           $39           $2          $301       $1,280
                                    ---------------------------------------------------------------------------------
Total assets                              237,964        1,048            39            2           301        1,280

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

NET ASSETS
    Accumulation units                   $237,948       $1,048           $39           $2          $301       $1,280
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

Total number of mutual fund shares     23,514,212      104,710         5,928          214        32,577       67,567
                                    =================================================================================

Cost of mutual fund shares               $235,664       $1,047           $43           $2          $293       $1,561
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ING MFS(R)
                                       CAPITAL                                                             ING SALOMON
                                    OPPORTUNITIES   ING MFS(R)     ING OPCAP     ING PIMCO    ING SALOMON     BROS.
                                      (SERVICE       GLOBAL         BALANCED       TOTAL         BROS.      INVESTORS
                                       CLASS)        GROWTH         VALUE          RETURN       CAPITAL        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $72          $75          $126         $593            $9           $4
                                    ---------------------------------------------------------------------------------
Total assets                                   72           75           126          593             9            4

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $72          $75          $126         $593            $9           $4
                                    =================================================================================

NET ASSETS
    Accumulation units                        $72          $75          $126         $593            $9           $4
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $72          $75          $126         $593            $9           $4
                                    =================================================================================

Total number of mutual fund shares          3,834        8,956        13,107       56,245           762          373
                                    =================================================================================

Cost of mutual fund shares                    $85          $75          $131         $599            $9           $4
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   ING T. ROWE    ING UBS
                                     ING SCUDDER      PRICE       TACTICAL      ING VAN       ING VP
                                    INTERNATIONAL    GROWTH        ASSET        KAMPEN      WORLDWIDE       ING VP
                                       GROWTH        EQUITY     ALLOCATION     COMSTOCK      GROWTH          BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                               $7         $144            $2       $1,737       $27,365      $49,597
                                    ---------------------------------------------------------------------------------
Total assets                                    7          144             2        1,737        27,365       49,597

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------

NET ASSETS                                     $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

NET ASSETS
    Accumulation units                         $7         $144            $2       $1,737       $27,358      $49,590
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                               $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

Total number of mutual fund shares            918        4,150            94      208,228     5,077,001    3,665,695
                                    =================================================================================

Cost of mutual fund shares                     $8         $162            $2       $1,730       $32,839      $49,791
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     ING VP        ING VP        ING VP                    ING VP
                                       ING VP      INDEX PLUS      INDEX       INDEX PLUS  ING VP SMALL     VALUE
                                       GROWTH       LARGECAP     PLUS MIDCAP    SMALLCAP      COMPANY    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $46       $4,590        $5,910       $4,006          $156       $1,086
                                    ---------------------------------------------------------------------------------
Total assets                                   46        4,590         5,910        4,006           156        1,086

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

NET ASSETS
    Accumulation units                        $46       $4,589        $5,909       $4,005          $156       $1,086
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

Total number of mutual fund shares          6,680      423,812       499,540      403,834        13,756      111,346
                                    =================================================================================

Cost of mutual fund shares                    $50       $4,673        $6,054       $4,041          $209       $1,335
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                  ING VP
                                                     ING VP          ING VP        LARGE        ING VP
                                       ING VP        GROWTH       INTERNATIONAL   COMPANY      LARGECAP       ING VP
                                     CONVERTIBLE   OPPORTUNITIES      VALUE        VALUE        GROWTH       MAGNACAP
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,034       $9,921           $42         $958        $1,006      $12,340
                                    ---------------------------------------------------------------------------------
Total assets                                1,034        9,921            42          958         1,006       12,340

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

NET ASSETS
    Accumulation units                     $1,034       $9,918           $42         $958        $1,006      $12,338
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

Total number of mutual fund shares        109,462    2,638,582         4,816      120,960       160,390    1,801,417
                                    =================================================================================

Cost of mutual fund shares                 $1,086      $12,343           $52       $1,116        $1,054      $14,542
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                       ING VP        ING VP     INVESCO VIF  INVESCO VIF
                                       MIDCAP       SMALLCAP    - FINANCIAL    - HEALTH    INVESCO VIF  INVESCO VIF
                                    OPPORTUNITIES OPPORTUNITIES  SERVICES      SCIENCES     - LEISURE   - UTILITIES
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $12      $30,125       $22,946      $30,564        $6,098       $7,784
                                    ---------------------------------------------------------------------------------
Total assets                                   12       30,125        22,946       30,564         6,098        7,784

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

NET ASSETS
    Accumulation units                        $12      $30,118       $22,941      $30,558        $6,097       $7,783
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

Total number of mutual fund shares          2,752    2,840,607     2,185,295    2,222,861       715,754      697,486
                                    =================================================================================

Cost of mutual fund shares                    $16      $42,110       $23,502      $32,262        $6,082       $7,988
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                   JANUS ASPEN               JANUS ASPEN
                                     JANUS ASPEN     SERIES     JANUS ASPEN    SERIES     OPPENHEIMER   OPPENHEIMER
                                       SERIES       FLEXIBLE      SERIES      WORLDWIDE      GLOBAL      STRATEGIC
                                      BALANCED       INCOME       GROWTH        GROWTH     SECURITIES       BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $496         $283          $192       $3,535          $205          $16
                                    ---------------------------------------------------------------------------------
Total assets                                  496          283           192        3,535           205           16

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

NET ASSETS
    Accumulation units                       $496         $283          $192       $3,534          $205          $16
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

Total number of mutual fund shares         23,270       22,071        13,244      168,746        11,665        3,487
                                    =================================================================================

Cost of mutual fund shares                   $525         $273          $224       $3,639          $244          $16
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                     PIMCO
                                        PIMCO      STOCKSPLUS     PIONEER                    PIONEER      PIONEER
                                        HIGH       GROWTH AND  EQUITY-INCOME   PIONEER       MID-CAP       SMALL
                                        YIELD        INCOME         VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $305,275     $181,641          $179      $20,067       $53,073       $3,418
                                    ---------------------------------------------------------------------------------
Total assets                              305,275      181,641           179       20,067        53,073        3,418

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------
Total liabilities                              38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

NET ASSETS
    Accumulation units                   $305,237     $181,637          $179      $20,064       $53,062       $3,417
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

Total number of mutual fund shares     42,576,723   25,044,953        11,764    1,315,882     3,571,539      376,869
                                    =================================================================================

Cost of mutual fund shares               $319,995     $240,989          $199      $21,406       $59,944       $3,947
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                            PRUDENTIAL
                                                                                           SP JENNISON    PUTNAM VT
                                     PROFUND VP    PROFUND VP   PROFUND VP    PRUDENTIAL   INTERNATIONAL  GROWTH AND
                                        BULL       EUROPE 30     SMALL-CAP     JENNISON       GROWTH        INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $31,273      $15,629       $38,620      $37,756       $15,344       $1,662
                                    ---------------------------------------------------------------------------------
Total assets                               31,273       15,629        38,620       37,756        15,344        1,662

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

NET ASSETS
    Accumulation units                    $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

Total number of mutual fund shares      1,527,025      867,774     1,743,448    2,972,899     3,661,627       89,142
                                    =================================================================================

Cost of mutual fund shares                $32,082      $15,970       $40,061      $39,753       $15,921       $1,902
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                SMITH
                                      PUTNAM VT                                BARNEY                       SMITH
                                    INTERNATIONAL                            INTERNATIONAL SMITH BARNEY     BARNEY
                                     GROWTH AND     PUTNAM VT   SMITH BARNEY   ALL CAP       LARGE CAP      MONEY
                                       INCOME      VOYAGER II   HIGH INCOME     GROWTH         VALUE        MARKET
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $2,981       $1,645          $319         $201          $371         $143
                                    ---------------------------------------------------------------------------------
Total assets                                2,981        1,645           319          201           371          143

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

NET ASSETS
    Accumulation units                     $2,981       $1,645          $319         $201          $371         $143
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

Total number of mutual fund shares        357,012      470,066        50,922       22,831        28,077      142,697
                                    =================================================================================

Cost of mutual fund shares                 $3,378       $2,030          $533         $365          $563         $143
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                    UBS TACTICAL
                                     ALLOCATION
                                    --------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,548
                                    --------------
Total assets                                1,548

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -
                                    --------------
Total liabilities                               -
                                    --------------

NET ASSETS                                 $1,548
                                    ==============

NET ASSETS
    Accumulation units                     $1,548
    Contracts in payout
      (annuitization) period                    -
                                    --------------
Total net assets                           $1,548
                                    ==============

Total number of mutual fund shares        159,134
                                    ==============

Cost of mutual fund shares                 $1,802
                                    ==============

SEE ACCOMPANYING NOTES.

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                     Golden American Life Insurance Company
                               Separate Account B

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                            GCG TRUST                  GCG TRUST    GCG TRUST
                                                               GCG TRUST      ASSET      GCG TRUST      CAPITAL      CAPITAL
                                                  GCG TRUST     ALL CAP     ALLOCATION    CAPITAL       GROWTH       GUARDIAN
                                                   ALL CAP      ADVISOR       GROWTH       GROWTH       ADVISOR     SMALL CAP
                                                 -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $632         $-           $602           $-         $-            $523
                                                 -------------------------------------------------------------------------------
Total investment income                                  632          -            602            -          -             523

Expenses:
   Mortality and expense risk and other charges        4,742          -            929        4,657          -           6,716
     Annual administrative charges                       161          -             32          159          -             248
     Minimum death benefit guarantee charges               -          -              -            -          -               -
     Contingent deferred sales charges                   286          -             32          520          -             523
     Other contract charges                              481          -            120          154          -             368
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -              -            1          -               3
        Premium taxes                                      -          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,670          -          1,113        5,491          -           7,858
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,038)         -           (511)      (5,491)         -          (7,335)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (14,269)         -         (2,018)    (211,562)         -         (87,705)
Capital gains distributions                                2          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (14,267)         -         (2,018)    (211,562)         -         (87,705)

Net unrealized appreciation (depreciation) of
   investments                                       (74,887)        (1)        (8,019)      97,211         (6)        (39,390)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(94,192)       $(1)      $(10,548)   $(119,842)       $(6)      $(134,430)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST
                                                   CAPITAL
                                                   GUARDIAN                 GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                                  SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING   DEVELOPING   DIVERSIFIED
                                                   ADVISOR     CORE BOND     ADVISOR       WORLD     WORLD ADVISOR   MID-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $9,185        $16             $-         $-            $228
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          9,185         16              -          -             228

Expenses:
   Mortality and expense risk and other charges          -          4,101          1          1,144          -           1,361
     Annual administrative charges                       -            124          -             50          -              43
     Minimum death benefit guarantee charges             -              -          -              -          -               -
     Contingent deferred sales charges                   -            185          -             93          -              62
     Other contract charges                              -            376          -             68          -             167
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              1          -              1          -               -
        Premium taxes                                    -              -          -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          4,787          1          1,356          -           1,633
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          4,398         15         (1,356)         -          (1,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          1,692          -          1,932          -          (1,645)
Capital gains distributions                              -            545          1              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          2,237          1          1,932          -          (1,645)

Net unrealized appreciation (depreciation) of
   investments                                           1         10,717         (3)        (8,556)        (2)        (16,949)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $17,352        $13        $(7,980)       $(2)       $(19,999)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST                  GCG TRUST
                                                 DIVERSIFIED   GCG TRUST     EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                                   MID-CAP       EQUITY      GROWTH        EQUITY       INCOME       EQUITY
                                                   ADVISOR       GROWTH      ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $3           $-         $5,698         $7            $437
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            3            -          5,698          7             437

Expenses:
   Mortality and expense risk and other charges          -           19            1          6,536          1           5,459
     Annual administrative charges                       -            1            -            217          -             191
     Minimum death benefit guarantee charges             -            -            -              3          -               -
     Contingent deferred sales charges                   -            -            -            413          -             459
     Other contract charges                              -            2            -            399          -             287
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             18          -              12
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           22            1          7,586          1           6,408
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (19)          (1)        (1,888)         6          (5,971)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (88)           -        (15,791)         -        (150,767)
Capital gains distributions                              -            -            -          1,935          3               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (88)           -        (13,856)         3        (150,767)

Net unrealized appreciation (depreciation) of
   investments                                          (4)        (170)         (22)       (56,537)       (20)         21,921
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)       $(277)        $(23)      $(72,281)      $(11)      $(134,817)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST                                            GCG TRUST    GCG TRUST
                                                    EQUITY     GCG TRUST    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                                 OPPORTUNITY     FOCUS     FOCUS VALUE     FULLY        MANAGED       GROWTH
                                                   ADVISOR       VALUE       ADVISOR      MANAGED       ADVISOR       FOCUS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-        $14,219          $10            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -         14,219           10             -

Expenses:
   Mortality and expense risk and other charges          -           33            -         13,275            1            11
     Annual administrative charges                       -            1            -            486            -             -
     Minimum death benefit guarantee charges             -            -            -              1            -             -
     Contingent deferred sales charges                   -            1            -            905            -             -
     Other contract charges                              -            4            -            881            -             1
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             15            -             -
        Premium taxes                                    -            -            -              1            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           39            -         15,564            1            12
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (39)           -         (1,345)           9           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (201)           -          3,703            1           (17)
Capital gains distributions                              -            -            -         10,018            8             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (201)           -         13,721            9           (17)

Net unrealized appreciation (depreciation) of
   investments                                           -          (90)          (2)       (34,916)         (20)         (114)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-        $(330)         $(2)      $(22,540)         $(2)        $(143)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST
                                                 FUNDAMENTAL   GCG TRUST     GLOBAL                    GCG TRUST
                                                    GROWTH      GLOBAL      FRANCHISE    GCG TRUST      GROWTH      GCG TRUST
                                                   ADVISOR     FRANCHISE     ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-             $-         $-            $386
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -              -          -             386

Expenses:
   Mortality and expense risk and other charges          -           70            1         11,796          -             912
     Annual administrative charges                       -            3            -            421          -              33
     Minimum death benefit guarantee charges             -            -            -              -          -               1
     Contingent deferred sales charges                   -            2            -          1,183          -              39
     Other contract charges                              -            9            -            545          -              42
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              5          -               1
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           84            1         13,950          -           1,028
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (84)          (1)       (13,950)         -            (642)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (154)           -       (524,085)         -          (2,333)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (154)           -       (524,085)         -          (2,333)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (208)           6        244,425         (5)         (1,937)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(446)          $5      $(293,610)       $(5)        $(4,912)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                               GCG TRUST    GCG TRUST                  GCG TRUST
                                                  GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST  INTERNATIONAL   GCG TRUST
                                                 HARD ASSETS    ENHANCED     ENHANCED   INTERNATIONAL   EQUITY       INTERNET
                                                   ADVISOR        EAFE     EAFE ADVISOR    EQUITY       ADVISOR     TOLLKEEPER
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $13           $-         $1,039         $2              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           13            -          1,039          2               -

Expenses:
   Mortality and expense risk and other charges          -           31            -          2,195          1             142
     Annual administrative charges                       -            1            -             68          -               5
     Minimum death benefit guarantee charges             -            -            -              -          -               -
     Contingent deferred sales charges                   -            -            -            205          -               3
     Other contract charges                              -            5            -             81          -              19
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              -          -               -
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           37            -          2,549          1             169
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (24)           -         (1,510)         1            (169)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (285)           -        (18,218)         -          (3,259)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (285)           -        (18,218)         -          (3,259)

Net unrealized appreciation (depreciation) of
   investments                                           1           29           (1)        (1,709)         -              32
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $(280)         $(1)      $(21,437)        $1         $(3,396)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                         GCG TRUST  GCG TRUST J.P.
                                                  GCG TRUST                             J.P. MORGAN     MORGAN      GCG TRUST
                                                   INTERNET                 GCG TRUST     FLEMING       FLEMING       JANUS
                                                  TOLLKEEPER   GCG TRUST    INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                                   ADVISOR     INVESTORS     ADVISOR       EQUITY       ADVISOR       INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $771         $1           $-           $-            $527
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            771          1            -            -             527

Expenses:
   Mortality and expense risk and other charges          -          1,619          -           47            1           1,971
     Annual administrative charges                       -             45          -            2            -              69
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -             98          -            1            -             130
     Other contract charges                              -            165          -            6            -             226
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          1,927          -           56            1           2,396
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (1,156)         1          (56)          (1)         (1,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (2,693)         -          (90)           -          (4,040)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (2,693)         -          (90)           -          (4,040)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (23,933)         -         (411)          (9)        (22,039)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(27,782)        $1        $(557)        $(10)       $(27,948)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST
                                                    JANUS                   GCG TRUST    GCG TRUST                   GCG TRUST
                                                  GROWTH AND   GCG TRUST    LARGE CAP     LIMITED                     LIQUID
                                                    INCOME     LARGE CAP      VALUE       MATURITY    GCG TRUST       ASSET
                                                   ADVISOR       VALUE       ADVISOR        BOND     LIQUID ASSET    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $1           $695         $-        $16,692      $14,926          $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  1            695          -         16,692       14,926           2

Expenses:
   Mortality and expense risk and other charges          1          4,710          1          7,274       16,952           4
     Annual administrative charges                       -            154          -            236          607           -
     Minimum death benefit guarantee charges             -              -          -              1            4           -
     Contingent deferred sales charges                   -            343          -            650       31,673           -
     Other contract charges                              -            473          -            352          686           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -              7           20           -
        Premium taxes                                    -              -          -              1            7           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          5,680          1          8,521       49,949           4
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (4,985)        (1)         8,171      (35,023)         (2)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -        (12,529)         -          5,336            -           -
Capital gains distributions                              -              -          -          1,065            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -        (12,529)         -          6,401            -           -

Net unrealized appreciation (depreciation) of
   investments                                         (15)       (66,466)       (14)         9,830            -           -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(15)      $(83,980)      $(15)       $24,402     $(35,023)        $(2)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               GCG TRUST               GCG TRUST
                                                  GCG TRUST     MANAGED     GCG TRUST   MID-CAP                    GCG TRUST
                                                   MANAGED      GLOBAL       MID-CAP     GROWTH       GCG TRUST   REAL ESTATE
                                                   GLOBAL       ADVISOR      GROWTH      ADVISOR     REAL ESTATE    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $306         $-             $-         $-         $6,320          $7
                                                 -------------------------------------------------------------------------------
Total investment income                                  306          -              -          -          6,320           7

Expenses:
   Mortality and expense risk and other charges        3,679          -          9,857          -          2,682           -
     Annual administrative charges                       115          -            303          -            104           -
     Minimum death benefit guarantee charges               -          -              1          -              -           -
     Contingent deferred sales charges                   215          -            836          -            181           -
     Other contract charges                              267          -            578          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                7          -              6          -              5           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         4,283          -         11,581          -          3,156           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (3,977)         -        (11,581)         -          3,164           7

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (2,654)         -       (502,998)         -          3,631           -
Capital gains distributions                                -          -              -          -          1,891           2
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (2,654)         -       (502,998)         -          5,522           2

Net unrealized appreciation (depreciation) of
   investments                                       (50,119)        (2)        41,552         (9)       (16,719)         (2)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(56,750)       $(2)     $(473,027)       $(9)       $(8,033)         $7
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                        GCG TRUST                   GCG TRUST
                                                               GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                                   GCG TRUST    RESEARCH     SPECIAL     SITUATIONS    STRATEGIC     EQUITY
                                                   RESEARCH     ADVISOR     SITUATIONS    ADVISOR       EQUITY       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $2,140         $-             $-         $-             $-          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                2,140          -              -          -              -           -

Expenses:
   Mortality and expense risk and other charges        8,315          -            411          -          3,062           -
     Annual administrative charges                       274          -             17          -            104           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                   895          -             23          -            320           -
     Other contract charges                              398          -             53          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1          -              -          -              2           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         9,883          -            504          -          3,672           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (7,743)         -           (504)         -         (3,672)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (159,946)         -         (1,565)         -       (113,239)          -
Capital gains distributions                                -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                      (159,946)         -         (1,565)         -       (113,239)          -

Net unrealized appreciation (depreciation) of
   investments                                         3,501         (3)        (6,229)        (1)        38,088          (1)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                 $(164,188)       $(3)       $(8,298)       $(1)      $(78,823)        $(1)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                                    GCG TRUST
                                                               GCG TRUST                 GCG TRUST    GCG TRUST     VAN KAMPEN
                                                  GCG TRUST      TOTAL      GCG TRUST      VALUE      VAN KAMPEN    GROWTH AND
                                                    TOTAL        RETURN       VALUE        EQUITY     GROWTH AND      INCOME
                                                    RETURN      ADVISOR       EQUITY      ADVISOR       INCOME       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $19,811        $18         $1,325         $1         $5,457          $6
                                                 -------------------------------------------------------------------------------
Total investment income                               19,811         18          1,325          1          5,457           6

Expenses:
   Mortality and expense risk and other charges       13,476          1          3,024          -         10,153           1
     Annual administrative charges                       457          -            102          -            334           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                 1,115          -            279          -          1,058           -
     Other contract charges                              705          -            150          -            323           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                5          -              3          -             18           -
        Premium taxes                                      1          -              -          -              1           -
                                                 -------------------------------------------------------------------------------
Total expenses                                        15,759          1          3,558          -         11,887           1
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           4,052         17         (2,233)         1         (6,430)          5

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  295          1        (11,165)         -         (9,833)          1
Capital gains distributions                              409          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           704          1        (11,165)         -         (9,833)          1

Net unrealized appreciation (depreciation) of
   investments                                       (67,592)       (29)       (27,107)        (3)      (100,836)        (12)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(62,836)      $(11)      $(40,505)       $(2)     $(117,099)        $(6)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   AIM V.I.
                                                     DENT                    AIM V.I.                   AIM V.I.     ALLIANCE
                                                 DEMOGRAPHIC    AIM V.I.     CAPITAL      AIM V.I.      PREMIER      BERNSTEIN
                                                    TRENDS       GROWTH    APPRECIATION CORE EQUITY     EQUITY         VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-         $-           $-           $-           $-            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          -            -            -            -             3

Expenses:
   Mortality and expense risk and other charges          140         11            -            -            -            26
     Annual administrative charges                         5          -            -            -            -             1
     Minimum death benefit guarantee charges               -          -            -            -            -             -
     Contingent deferred sales charges                     3          -            -            -            -             -
     Other contract charges                               11          -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -             -
        Premium taxes                                      -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           159         11            -            -            -            27
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (159)       (11)           -            -            -           (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (1,222)      (108)           -            -            -           (19)
Capital gains distributions                                -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (1,222)      (108)           -            -            -           (19)

Net unrealized appreciation (depreciation) of
   investments                                        (2,117)      (102)          (7)          (3)          (7)         (241)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(3,498)     $(221)         $(7)         $(3)         $(7)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ALLIANCE     ALLIANCE    FIDELITY(R)  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                                  GROWTH AND    PREMIER                     VIP           VIP          VIP
                                                    INCOME       GROWTH     VIP GROWTH  EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $144           $-           $1         $102          $11          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  144            -            1          102           11           -

Expenses:
   Mortality and expense risk and other charges           54           25          114          140           44           -
     Annual administrative charges                         1            1            5            5            1           -
     Minimum death benefit guarantee charges               -            -            -            -            -           -
     Contingent deferred sales charges                     3            -            4            4            1           -
     Other contract charges                                -            -            8            6            -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -           -
        Premium taxes                                      -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                            58           26          131          155           46           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                              86          (26)        (130)         (53)         (35)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (72)        (413)        (725)      (1,606)         (35)          -
Capital gains distributions                                -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           (72)        (413)        (725)      (1,606)         (35)          -

Net unrealized appreciation (depreciation) of
   investments                                        (1,016)        (166)      (1,237)          62         (331)          -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(1,002)       $(605)     $(2,092)     $(1,597)       $(401)         $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                                    GALAXY VIP
                                                  FRANKLIN                  GALAXY VIP                GALAXY VIP       HIGH
                                                  SMALL CAP    GREENWICH      ASSET      GALAXY VIP   GROWTH AND     QUALITY
                                                    VALUE     APPRECIATION  ALLOCATION     EQUITY       INCOME         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $10          $20           $1           $-            $6
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           10           20            1            -             6

Expenses:
   Mortality and expense risk and other charges          -            9           15           10            2             2
     Annual administrative charges                       -            1            1            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           10           16           12            2             2
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            4          (11)          (2)            4

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (11)        (192)         (84)          (5)            2
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (11)        (192)         (84)          (5)            2

Net unrealized appreciation (depreciation) of
   investments                                          (3)        (130)         (40)        (126)         (42)            3
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(3)       $(141)       $(228)       $(221)        $(49)           $9
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GALAXY VIP
                                                    SMALL       ING GET      ING GET      ING GET      ING GET       ING GET
                                                   COMPANY       FUND -       FUND -       FUND -       FUND -        FUND -
                                                    GROWTH      SERIES N     SERIES P     SERIES Q     SERIES R      SERIES S
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $396         $109       $3,320         $2,458      $1,400
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          396          109        3,320          2,458       1,400

Expenses:
   Mortality and expense risk and other charges          1          597        3,008        2,883          2,050       1,464
     Annual administrative charges                       -            8       (1,381)          42             36          28
     Minimum death benefit guarantee charges             -            -            -            -              -           -
     Contingent deferred sales charges                   -           16           95           60             52          40
     Other contract charges                              -            -            -            -              -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -              -           -
        Premium taxes                                    -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          621        1,722        2,985          2,138       1,532
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (1)        (225)      (1,613)         335            320        (132)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (7)           1          (70)          (3)            48         (15)
Capital gains distributions                              -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (7)           1          (70)          (3)            48         (15)

Net unrealized appreciation (depreciation) of
   investments                                         (23)        (538)       1,644          217          1,356       1,013
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(31)       $(762)        $(39)        $549         $1,724        $866
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                            ING                     ING MFS(R)
                                                                                          AMERICAN                   CAPITAL
                                                   ING GET      ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                                    FUND -       FUND -      ING ALGER   SMALL CAP    MORGAN MID     (INITIAL
                                                   SERIES T     SERIES U      GROWTH       VALUE       CAP VALUE      CLASS)
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $26         $-           $-           $-           $1              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                   26          -            -            -            1               -

Expenses:
   Mortality and expense risk and other charges          304          -            -            -            1              17
     Annual administrative charges                        17          -            -            -            -               -
     Minimum death benefit guarantee charges               -          -            -            -            -               -
     Contingent deferred sales charges                     3          -            -            -            -               -
     Other contract charges                                -          -            -            -            -               -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -               -
        Premium taxes                                      -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           324          -            -            -            1              17
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (298)         -            -            -            -             (17)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    8          -            -            -           (4)            (59)
Capital gains distributions                                -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                             8          -            -            -           (4)            (59)

Net unrealized appreciation (depreciation) of
   investments                                         2,300          -           (4)           -            7            (329)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $2,010         $-          $(4)          $-           $3           $(405)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ING MFS(R)
                                                   CAPITAL                                                         ING SALOMON
                                                 OPPORTUNITIES  ING MFS(R)  ING OPCAP     ING PIMCO   ING SALOMON      BROS.
                                                   (SERVICE      GLOBAL      BALANCED      TOTAL         BROS.      INVESTORS
                                                    CLASS)       GROWTH       VALUE        RETURN       CAPITAL        VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-          $14           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -           14            -             -

Expenses:
   Mortality and expense risk and other charges          -            -            -            1            -             -
     Annual administrative charges                       -            -            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
       to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            1            -             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -           13            -             -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            1            -             -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            1            -             -

Net unrealized appreciation (depreciation) of
   investments                                         (13)           -           (5)          (5)           -             -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(13)          $-          $(5)          $9           $-            $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               ING T. ROWE   ING UBS
                                                  ING SCUDDER     PRICE     TACTICAL     ING VAN       ING VP
                                                 INTERNATIONAL   GROWTH       ASSET       KAMPEN      WORLDWIDE      ING VP
                                                    GROWTH       EQUITY    ALLOCATION    COMSTOCK      GROWTH         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-           $7           $4        $1,391
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -            7            4         1,391

Expenses:
   Mortality and expense risk and other charges          -            -            -            4          443           220
     Annual administrative charges                       -            -            -            -           16            11
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1           16            33
     Other contract charges                              -            -            -            -           65            21
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            5          540           285
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -            2         (536)        1,106

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            -       (2,830)          134
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            -       (2,830)          134

Net unrealized appreciation (depreciation) of
   investments                                           -          (19)           -            7       (4,792)         (195)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-         $(19)          $-           $9      $(8,158)       $1,045
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 ING VP       ING VP       ING VP                    ING VP
                                                    ING VP     INDEX PLUS   INDEX PLUS   INDEX PLUS  ING VP SMALL    VALUE
                                                    GROWTH      LARGECAP      MIDCAP      SMALLCAP      COMPANY    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $4          $11          $10           $1            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            4           11           10            1             3

Expenses:
   Mortality and expense risk and other charges          -           34           57           40            1            14
     Annual administrative charges                       -            1            1            1            -             1
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            1            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           35           59           42            1            15
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (31)         (48)         (32)           -           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (505)        (505)        (416)          (5)          (45)
Capital gains distributions                              -            -            -           22            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (505)        (505)        (394)          (5)          (45)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (104)        (180)         (90)         (53)         (250)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(640)       $(733)       $(516)        $(58)        $(307)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                          ING VP
                                                                 ING VP       ING VP      LARGE         ING VP
                                                    ING VP       GROWTH    INTERNATIONAL  COMPANY      LARGECAP       ING VP
                                                 CONVERTIBLE  OPPORTUNITIES   VALUE        VALUE        GROWTH        MAGNACAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $23             $-         $-           $9           $4             $99
                                                 -------------------------------------------------------------------------------
Total investment income                                 23              -          -            9            4              99

Expenses:
   Mortality and expense risk and other charges         11            141          -           10           13             166
     Annual administrative charges                       -              5          -            -            -               5
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -              4          -            -            -               8
     Other contract charges                              -             20          -            -            -              16
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                          11            170          -           10           13             195
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            12           (170)         -           (1)          (9)            (96)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)          (662)         -          (40)        (292)           (437)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)          (662)         -          (40)        (292)           (437)

Net unrealized appreciation (depreciation) of
   investments                                         (53)        (2,425)       (10)        (163)         (52)         (2,222)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(56)       $(3,257)      $(10)       $(204)       $(353)        $(2,755)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                    ING VP        ING VP    INVESCO VIF  INVESCO VIF
                                                    MIDCAP       SMALLCAP   - FINANCIAL   - HEALTH     INVESCO VIF  INVESCO VIF
                                                 OPPORTUNITIES OPPORTUNITIES  SERVICES     SCIENCES     - LEISURE   - UTILITIES
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-             $-         $148           $-           $-           $40
                                                 -------------------------------------------------------------------------------
Total investment income                                  -              -          148            -            -            40

Expenses:
   Mortality and expense risk and other charges          -            408          211          389           33            58
     Annual administrative charges                       -             12            8           12            1             2
     Minimum death benefit guarantee charges             -              -            -            -            -             -
     Contingent deferred sales charges                   -              8            7           10            1             2
     Other contract charges                              -             65           18           23            5             6
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -            -            -            -             -
        Premium taxes                                    -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            493          244          434           40            68
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -           (493)         (96)        (434)         (40)          (28)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (1,185)      (1,999)      (4,162)        (157)         (205)
Capital gains distributions                              -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (1,185)      (1,999)      (4,162)        (157)         (205)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (12,282)        (590)      (1,617)          16          (198)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(13,960)     $(2,685)     $(6,213)       $(181)        $(431)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                          JANUS
                                                               JANUS ASPEN                ASPEN
                                                  JANUS ASPEN    SERIES     JANUS ASPEN   SERIES     OPPENHEIMER   OPPENHEIMER
                                                    SERIES      FLEXIBLE      SERIES     WORLDWIDE      GLOBAL      STRATEGIC
                                                   BALANCED      INCOME       GROWTH      GROWTH      SECURITIES      BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $8           $6           $-          $21           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  8            6            -           21            -             -

Expenses:
   Mortality and expense risk and other charges          2            1            1           60            1             -
     Annual administrative charges                       -            -            -            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           2            1            1           61            1             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             6            5           (1)         (40)          (1)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (3)           -            -         (682)          (6)           (1)
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (3)           -            -         (682)          (6)           (1)

Net unrealized appreciation (depreciation) of
   investments                                         (29)          10          (32)        (169)         (38)            1
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(26)         $15         $(33)       $(891)        $(45)           $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 PIMCO
                                                               STOCKSPLUS    PIONEER                    PIONEER      PIONEER
                                                  PIMCO HIGH   GROWTH AND  EQUITY-INCOME  PIONEER       MID-CAP       SMALL
                                                    YIELD        INCOME        VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $21,664       $5,561           $3         $124         $195            $1
                                                 -------------------------------------------------------------------------------
Total investment income                               21,664        5,561            3          124          195             1

Expenses:
   Mortality and expense risk and other charges        4,283        3,303            1          191          584            39
     Annual administrative charges                       133           96            -            5           23             1
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                   340          374            -            3           18             -
     Other contract charges                              248          151            -           23           48             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1            1            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,005        3,925            1          222          673            40
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          16,659        1,636            2          (98)        (478)          (39)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (18,706)     (63,970)           -       (1,493)      (1,011)          (35)
Capital gains distributions                                -            -            -            -        1,087             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (18,706)     (63,970)           -       (1,493)          76           (35)

Net unrealized appreciation (depreciation) of
   investments                                        (3,581)      10,124          (21)      (1,359)      (6,968)         (577)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(5,628)    $(52,210)        $(19)     $(2,950)     $(7,370)        $(651)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                       PRUDENTIAL
                                                                                                      SP JENNISON   PUTNAM VT
                                                   PROFUND VP  PROFUND VP   PROFUND VP   PRUDENTIAL  INTERNATIONAL  GROWTH AND
                                                     BULL      EUROPE 30    SMALL-CAP     JENNISON      GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-           $-           $-           $-           $-           $19
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -            -            -            -            19

Expenses:
   Mortality and expense risk and other charges          422          151          516          691          251            19
     Annual administrative charges                        19            3           17           20            8             -
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                    20           31           58           28           12             -
     Other contract charges                               27            6           37           82           26             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           488          191          628          821          297            19
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (488)        (191)        (628)        (821)        (297)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)

Net unrealized appreciation (depreciation) of
   investments                                        (1,022)        (425)      (1,582)      (2,790)        (897)         (254)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(8,555)     $(2,409)     $(8,484)    $(16,427)     $(4,021)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                           SMITH
                                                  PUTNAM VT                               BARNEY                      SMITH
                                                 INTERNATIONAL                SMITH     INTERNATIONAL SMITH BARNEY    BARNEY
                                                  GROWTH AND   PUTNAM VT   BARNEY HIGH    ALL CAP      LARGE CAP      MONEY
                                                    INCOME     VOYAGER II     INCOME       GROWTH        VALUE        MARKET
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $6           $-          $82           $2          $18            $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  6            -           82            2           18             2

Expenses:
   Mortality and expense risk and other charges         34           19            5            3            7             2
     Annual administrative charges                       1            1            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             8
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                          35           20            5            3            7            10
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           (29)         (20)          77           (1)          11            (8)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (12)          (8)         (33)          (9)         (24)            -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (12)          (8)         (33)          (9)         (24)            -

Net unrealized appreciation (depreciation) of
   investments                                        (412)        (431)         (62)         (67)        (133)            -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(453)       $(459)        $(18)        $(77)       $(146)          $(8)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     UBS
                                                   TACTICAL
                                                  ALLOCATION
                                                 --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $5
                                                 --------------
Total investment income                                  5

Expenses:
   Mortality and expense risk and other charges         17
     Annual administrative charges                       -
     Minimum death benefit guarantee charges             -
     Contingent deferred sales charges                   -
     Other contract charges                              -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -
        Premium taxes                                    -
                                                 --------------
Total expenses                                          17
                                                 --------------
Net investment income (loss)                           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)
Capital gains distributions                              -
                                                 --------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)

Net unrealized appreciation (depreciation) of
   investments                                        (299)
                                                 --------------

Net increase (decrease) in net assets resulting
   from operations                                   $(326)
                                                 ==============

SEE ACCOMPANYING NOTES.


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                    Golden American Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                GCG TRUST              GCG TRUST    GCG TRUST
                                                                    GCG TRUST     ASSET     GCG TRUST   CAPITAL      CAPITAL
                                                       GCG TRUST     ALL CAP   ALLOCATION    CAPITAL    GROWTH       GUARDIAN
                                                        ALL CAP      ADVISOR     GROWTH       GROWTH    ADVISOR      SMALL CAP
                                                     ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $104,883           $-      $4,696     $463,399           $-   $422,097
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (818)           -         (27)      (7,708)           -     (7,294)
    Net realized gain (loss) on investments and
        capital gains distributions                         (209)           -         (61)     (21,430)           -   (283,317)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,272)           -        (644)     (46,715)           -    276,874
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (3,299)           -        (732)     (75,853)           -    (13,737)

Changes from principal transactions:
    Purchase payments                                    110,856            -      30,995       40,288            -     72,626
    Contract distributions and terminations               (9,054)           -        (753)     (22,815)           -    (19,753)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               95,928            -      15,035       (9,586)           -     19,278
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           1            1            -          2
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           197,730            -      45,278        7,888            -     72,153
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                194,431            -      44,546      (67,965)           -     58,416
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          299,314            -      49,242      395,434            -    480,513

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,038)           -        (511)      (5,491)           -     (7,335)
    Net realized gain (loss) on investments and
        capital gains distributions                      (14,267)           -      (2,018)    (211,562)           -    (87,705)
    Net unrealized appreciation (depreciation) of
        investments                                      (74,887)          (1)     (8,019)      97,211           (6)   (39,390)
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (94,192)          (1)    (10,548)    (119,842)          (6)  (134,430)

Changes from principal transactions:
    Purchase payments                                     83,489          136      11,948       22,649          150     64,429
    Contract distributions and terminations              (12,299)           -      (2,730)     (16,524)           -    (23,540)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (28,572)          41        (671)     (34,948)           4    (45,826)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -          -
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            42,618          177       8,547      (28,823)         154     (4,937)
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                (51,574)         176      (2,001)    (148,665)         148   (139,367)
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $247,740         $176     $47,241     $246,769         $148   $341,146
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST
                                                        CAPITAL                                             GCG TRUST
                                                       GUARDIAN                  GCG TRUST    GCG TRUST    DEVELOPING    GCG TRUST
                                                       SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING      WORLD     DIVERSIFIED
                                                        ADVISOR     CORE BOND     ADVISOR        WORLD       ADVISOR      MID-CAP
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $40,000           $-      $54,398            $-      $11,358
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (857)           -         (422)            -         (408)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,057)           -       (8,712)            -         (602)
    Net unrealized appreciation (depreciation) of
        investments                                            -         2,969            -        4,320             -          668
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -         1,055            -       (4,814)            -         (342)

Changes from principal transactions:
    Purchase payments                                          -        45,161            -       11,440             -       33,892
    Contract distributions and terminations                    -        (3,062)           -       (3,183)            -         (956)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        31,839            -       13,624             -       13,862
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             3            -            1             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        73,941            -       21,882             -       46,798
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        74,996            -       17,068             -       46,456
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       114,996            -       71,466             -       57,814

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         4,398           15       (1,356)            -       (1,405)
    Net realized gain (loss) on investments and
        capital gains distributions                            -         2,237            1        1,932             -       (1,645)
    Net unrealized appreciation (depreciation) of
        investments                                            1        10,717           (3)      (8,556)           (2)     (16,949)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        17,352           13       (7,980)           (2)     (19,999)

Changes from principal transactions:
    Purchase payments                                         85       135,019          872       11,601            81       38,230
    Contract distributions and terminations                    -       (11,442)           -       (4,659)            -       (3,572)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  235       169,200          107      (10,428)            -       18,686
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               320       292,777          979       (3,486)           81       53,344
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    321       310,129          992      (11,466)           79       33,345
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $321      $425,125         $992      $60,000           $79      $91,159
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST                              GCG TRUST                  GCG TRUST
                                                      DIVERSIFIED   GCG TRUST    GCG TRUST     EQUITY      GCG TRUST      EQUITY
                                                        MID-CAP      EMERGING      EQUITY      GROWTH        EQUITY       INCOME
                                                        ADVISOR      MARKETS       GROWTH      ADVISOR       INCOME       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $19,953           $-           $-    $ 291,793            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (46)           -            -          814             -
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,106)           -            -       (1,482)            -
    Net unrealized appreciation (depreciation) of
        investments                                            -           898            -            -         (822)            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (254)           -            -       (1,490)            -

Changes from principal transactions:                                                      -            -       78,113             -
    Purchase payments                                          -           305            -            -      (19,657)            -
    Contract distributions and terminations                    -          (580)           -            -       68,000             -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -       (19,424)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            4             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       (19,699)           -            -      126,460             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -       (19,953)           -            -      124,970             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -      416,763             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -          (19)          (1)      (1,888)            6
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -          (88)           -      (13,856)            3
    Net unrealized appreciation (depreciation) of
        investments                                           (4)            -         (170)         (22)     (56,537)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (4)            -         (277)         (23)     (72,281)          (11)

Changes from principal transactions:
    Purchase payments                                        136             -        2,518          468       85,631           591
    Contract distributions and terminations                    -             -          (48)           -      (20,848)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   88             -        2,169           13          403            60
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            2             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               224             -        4,639          481       65,188           651
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    220             -        4,362          458       (7,093)          640
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $220            $-       $4,362         $458     $409,670          $640
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                                            GCG TRUST
                                                       GCG TRUST     EQUITY                   GCG TRUST     GCG TRUST     FULLY
                                                        EQUITY     OPPORTUNITY   GCG TRUST   FOCUS VALUE      FULLY       MANAGED
                                                      OPPORTUNITY    ADVISOR    FOCUS VALUE    ADVISOR       MANAGED      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $477,934            $-           $-           $-     $345,651            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (7,700)            -            -            -        7,691             -
    Net realized gain (loss) on investments and
        capital gains distributions                      (15,294)            -            -            -       21,548             -
    Net unrealized appreciation (depreciation) of
        investments                                      (50,801)            -            -            -        1,318             -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (73,795)            -            -            -       30,557             -

Changes from principal transactions:
    Purchase payments                                     75,117             -            -            -      146,482             -
    Contract distributions and terminations              (21,611)            -            -            -      (26,120)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (17,438)            -            -            -      148,392             -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  2             -            -            -            9             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            36,070             -            -            -      268,763             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (37,725)            -            -            -      299,320             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          440,209             -            -            -      644,971             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,971)            -          (39)           -       (1,345)            9
    Net realized gain (loss) on investments and
        capital gains distributions                     (150,767)            -         (201)           -       13,721             9
    Net unrealized appreciation (depreciation) of
        investments                                       21,921             -          (90)          (2)     (34,916)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                      (134,817)            -         (330)          (2)     (22,540)           (2)

Changes from principal transactions:
    Purchase payments                                     34,448            32        3,044           23      223,105           900
    Contract distributions and terminations              (17,174)            -          (96)           -      (43,624)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (41,715)            2        3,313           27      133,166            (4)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  3             -            -            -            1             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (24,438)           34        6,261           50      312,648           896
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                               (159,255)           34        5,931           48      290,108           894
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $280,954           $34       $5,931          $48     $935,079          $894
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                GCG TRUST
                                                       GCG TRUST   FUNDAMENTAL   GCG TRUST    GLOBAL                    GCG TRUST
                                                      FUNDAMENTAL     GROWTH      GLOBAL     FRANCHISE    GCG TRUST      GROWTH
                                                     GROWTH FOCUS    ADVISOR     FRANCHISE    ADVISOR       GROWTH       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-           $-   $1,474,980           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -            -            -      (21,671)           -
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -            -            -     (652,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                            -             -            -            -      196,709            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -             -            -            -     (476,976)           -

Changes from principal transactions:
    Purchase payments                                          -             -            -            -      150,918            -
    Contract distributions and terminations                    -             -            -            -      (53,998)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -             -            -            -      (92,035)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            3            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -             -            -            -        4,888            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -             -            -            -     (472,088)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -    1,002,892            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (12)            -          (84)          (1)     (13,950)           -
    Net realized gain (loss) on investments and
        capital gains distributions                          (17)            -         (154)           -     (524,085)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (114)           (5)        (208)           6      244,425           (5)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (143)           (5)        (446)           5     (293,610)          (5)

Changes from principal transactions:
    Purchase payments                                      1,709            99        7,816          690       56,919           68
    Contract distributions and terminations                  (21)            -         (161)           -      (35,962)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,197            14        7,461           13     (170,198)          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,885           113       15,116          703     (149,241)          97
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  2,742           108       14,670          708     (442,851)          92
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $2,742          $108      $14,670         $708     $560,041          $92
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                              GCG TRUST     GCG TRUST
                                                       GCG TRUST                 GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST
                                                        GROWTH      GCG TRUST   HARD ASSETS   ENHANCED      ENHANCED   INTERNATIONAL
                                                        ADVISOR    HARD ASSETS    ADVISOR       EAFE      EAFE ADVISOR    EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $41,509           $-           $-           $-     $194,618
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (662)           -            -            -       (3,180)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,681)           -            -            -      (66,811)
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,365)           -            -            -       30,006
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (5,708)           -            -            -      (39,985)

Changes from principal transactions:
    Purchase payments                                          -         6,781            -            -            -       21,029
    Contract distributions and terminations                    -        (1,927)           -            -            -       (7,978)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        (7,446)           -            -            -      (23,623)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        (2,592)           -            -            -      (10,572)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        (8,300)           -            -            -      (50,557)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        33,209            -            -            -      144,061

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (642)           -          (24)           -       (1,510)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (2,333)           -         (285)           -      (18,218)
    Net unrealized appreciation (depreciation) of
        investments                                           (5)       (1,937)           1           29           (1)      (1,709)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (5)       (4,912)           1         (280)          (1)     (21,437)

Changes from principal transactions:
    Purchase payments                                         68        10,388           63        2,749          166       15,966
    Contract distributions and terminations                    -        (2,996)           -          (61)           -       (6,869)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   29        32,064           33        2,582            -      (11,244)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                97        39,456           96        5,270          166       (2,147)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     92        34,544           97        4,990          165      (23,584)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $92       $67,753          $97       $4,990         $165     $120,477
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                                         GCG TRUST
                                                      GCG TRUST                  GCG TRUST                             J.P. MORGAN
                                                     INTERNATIONAL   GCG TRUST    INTERNET                 GCG TRUST      FLEMING
                                                        EQUITY       INTERNET    TOLLKEEPER   GCG TRUST    INVESTORS     SMALL CAP
                                                        ADVISOR     TOLLKEEPER    ADVISOR     INVESTORS     ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-      $21,558           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (27)           -         (325)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (152)           -         (368)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            (1)           -       (3,000)           -            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (180)           -       (3,693)           -            -

Changes from principal transactions:
    Purchase payments                                          -         3,417            -       41,981            -            -
    Contract distributions and terminations                    -           (36)           -       (2,329)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -         2,188            -       33,883            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -         5,569            -       73,535            -            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -         5,389            -       69,842            -            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -         5,389            -       91,400            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               1          (169)           -       (1,156)           1          (56)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (3,259)           -       (2,693)           -          (90)
    Net unrealized appreciation (depreciation) of
        investments                                            -            32           (4)     (23,933)           -         (411)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        (3,396)          (4)     (27,782)           1         (557)

Changes from principal transactions:
    Purchase payments                                        218         7,425           42       33,925          267        5,453
    Contract distributions and terminations                    -          (281)           -       (3,916)           -         (116)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   35         3,665           15       (1,491)          29        4,710
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               253        10,809           57       28,518          296       10,047
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    254         7,413           53          736          297        9,490
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $254       $12,802          $53      $92,136         $297       $9,490
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                     GCG TRUST J.P                 GCG TRUST
                                                        MORGAN      GCG TRUST      JANUS                   GCG TRUST     GCG TRUST
                                                        FLEMING       JANUS      GROWTH AND   GCG TRUST    LARGE CAP      LIMITED
                                                       SMALL CAP    GROWTH AND     INCOME     LARGE CAP      VALUE       MATURITY
                                                        ADVISOR       INCOME      ADVISOR       VALUE       ADVISOR        BOND
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $12,726           $-      $98,545           $-     $200,958
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (420)           -       (2,813)           -        8,924
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (175)           -         (343)           -        4,818
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,724)           -       (1,637)           -        3,378
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (4,319)           -       (4,793)           -       17,120

Changes from principal transactions:
    Purchase payments                                          -        56,119            -      114,157            -       94,671
    Contract distributions and terminations                    -        (1,615)           -       (6,489)           -      (16,054)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        29,809            -       74,069            -       67,367
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        84,313            -      181,737            -      145,984
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        79,994            -      176,944            -      163,104
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        92,720            -      275,489            -      364,062

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)       (1,869)           -       (4,985)          (1)       8,171
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (4,040)           -      (12,529)           -        6,401
    Net unrealized appreciation (depreciation) of
        investments                                           (9)      (22,039)         (15)     (66,466)         (14)       9,830
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from               (10)      (27,948)         (15)     (83,980)         (15)      24,402
        operations

Changes from principal transactions:
    Purchase payments                                        462        55,155          541       90,790          307       96,571
    Contract distributions and terminations                    -        (4,880)           -      (11,843)           -      (30,028)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   59        15,298           61       25,232           41      103,934
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               521        65,573          602      104,179          348      170,477
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    511        37,625          587       20,199          333      194,879
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $511      $130,345         $587     $295,688         $333     $558,941
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                      GCG TRUST               GCG TRUST                  GCG TRUST
                                                                       LIQUID    GCG TRUST      MANAGED    GCG TRUST      MID-CAP
                                                       GCG TRUST       ASSET      MANAGED       GLOBAL      MID-CAP       GROWTH
                                                      LIQUID ASSET    ADVISOR      GLOBAL      ADVISOR       GROWTH      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $679,666         $-      $228,347           $-   $1,158,061           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (1,253)         -        (3,832)           -      (14,522)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -       (98,932)           -     (607,476)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -        72,788            -      312,790            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (1,253)         -       (29,976)           -     (309,208)           -

Changes from principal transactions:
    Purchase payments                                      591,523          -        58,076            -      180,227            -
    Contract distributions and terminations               (449,815)         -       (10,294)           -      (45,653)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                251,363          -         4,232            -      (55,138)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    1          -             3            -            1            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             393,072          -        52,017            -       79,437            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  391,819          -        22,041            -     (229,771)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          1,071,485          -       250,388            -      928,290            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (35,023)        (2)       (3,977)           -      (11,581)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -        (2,654)           -     (502,998)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -       (50,119)          (2)      41,552           (9)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (35,023)        (2)      (56,750)          (2)    (473,027)          (9)

Changes from principal transactions:
    Purchase payments                                      454,243      3,191        48,234           31       86,280          231
    Contract distributions and terminations               (594,093)         -       (12,917)           -      (30,288)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                126,567     (1,389)       (5,872)          21      (75,674)         327
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    -          -             1            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             (13,283)     1,802        29,446           52      (19,682)         558
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  (48,306)     1,800       (27,304)          50     (492,709)         549
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $1,023,179     $1,800      $223,084          $50     $435,581         $549
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                       GCG TRUST                 GCG TRUST                 GCG TRUST    GCG TRUST
                                                        MARKET      GCG TRUST   REAL ESTATE   GCG TRUST     RESEARCH     SPECIAL
                                                        MANAGER    REAL ESTATE    ADVISOR      RESEARCH     ADVISOR     SITUATIONS
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $6,619      $100,303           $-     $800,528           $-       $5,891
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (545)        2,682            -      (11,613)           -         (241)
    Net realized gain (loss) on investments and
        capital gains distributions                       3,429         6,128            -        2,768            -         (359)
    Net unrealized appreciation (depreciation) of
        investments                                      (3,695)       (3,608)           -     (178,581)           -         (769)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (811)        5,202            -     (187,426)           -       (1,369)

Changes from principal transactions:
    Purchase payments                                      (168)       23,104            -       98,910            -       12,758
    Contract distributions and terminations                 (10)       (4,974)           -      (32,070)           -         (535)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (5,630)        2,531            -      (42,232)           -        7,580
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             3            -            1            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (5,808)       20,664            -       24,609            -       19,803
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (6,619)       25,866            -     (162,817)           -       18,434
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       126,169            -      637,711            -       24,325

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -         3,164            7       (7,743)           -         (504)
    Net realized gain (loss) on investments and
        capital gains distributions                           -         5,522            2     (159,946)           -       (1,565)
    Net unrealized appreciation (depreciation) of
        investments                                           -       (16,719)          (2)       3,501           (3)      (6,229)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -        (8,033)           7     (164,188)          (3)      (8,298)

Changes from principal transactions:
    Purchase payments                                         -        44,924          243       51,406          254        6,311
    Contract distributions and terminations                   -        (8,734)           -      (28,260)           -         (834)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -        33,281           26      (75,634)          75          290
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        69,471          269      (52,488)         329        5,767
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -        61,438          276     (216,676)         326       (2,531)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $-      $187,607         $276     $421,035         $326      $21,794
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                      GCG TRUST                   GCG TRUST                GCG TRUST
                                                       SPECIAL      GCG TRUST     STRATEGIC    GCG TRUST     TOTAL      GCG TRUST
                                                      SITUATIONS    STRATEGIC      EQUITY       TOTAL        RETURN       VALUE
                                                       ADVISOR       EQUITY        ADVISOR      RETURN      ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-     $359,734            $-     $608,868           $-     $180,722
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (5,301)            -       21,062            -       (1,768)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (127,454)            -       17,228            -          265
    Net unrealized appreciation (depreciation) of
        investments                                           -       52,004             -      (46,531)           -      (14,146)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (80,751)            -       (8,241)           -      (15,649)

Changes from principal transactions:
    Purchase payments                                         -       38,833             -      174,830            -       32,137
    Contract distributions and terminations                   -      (13,819)            -      (38,220)           -       (9,292)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -      (44,615)            -       56,153            -       11,120
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            -             -            4            -            1
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -      (19,601)            -      192,767            -       33,966
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -     (100,352)            -      184,526            -       18,317
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -      259,382             -      793,394            -      199,039

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (3,672)            -        4,052           17       (2,233)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (113,239)            -          704            1      (11,165)
    Net unrealized appreciation (depreciation) of
        investments                                          (1)      38,088            (1)     (67,592)         (29)     (27,107)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (1)     (78,823)           (1)     (62,836)         (11)     (40,505)

Changes from principal transactions:
    Purchase payments                                        36       15,000            61      155,432          976       24,266
    Contract distributions and terminations                   -       (9,725)            -      (47,311)           -       (9,725)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  21      (45,983)           18       14,587          (10)         164
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            1             -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               57      (40,707)           79      122,708          966       14,705
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    56     (119,530)           78       59,872          955      (25,800)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $56     $139,852           $78     $853,266         $955     $173,239
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GCG TRUST
                                                                    GCG TRUST   VAN KAMPEN     AIM V.I.
                                                       GCG TRUST    VAN KAMPEN    GROWTH &      DENT                     AIM V.I.
                                                     VALUE EQUITY   GROWTH AND     INCOME    DEMOGRAPHIC    AIM V.I.     CAPITAL
                                                        ADVISOR       INCOME      ADVISOR       TRENDS       GROWTH    APPRECIATION
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-      $860,338           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (11,298)           -           (3)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        30,166            -            3            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           -      (137,786)           -          (12)          18            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (118,918)           -          (12)          18            -

Changes from principal transactions:
    Purchase payments                                         -        70,829            -          404          137            -
    Contract distributions and terminations                   -       (39,067)           -           (5)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -       (41,139)           -        3,163          289            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             6            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        (9,371)           -        3,562          425            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -      (128,289)           -        3,550          443            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       732,049            -        3,550          443            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              1        (6,430)           5         (159)         (11)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        (9,833)           1       (1,222)        (108)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (3)     (100,836)         (12)      (2,117)        (102)          (7)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (2)     (117,099)          (6)      (3,498)        (221)          (7)

Changes from principal transactions:
    Purchase payments                                        62        44,218          960        9,229          663           24
    Contract distributions and terminations                   -       (36,216)           -         (233)         (18)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  47       (68,345)          36        2,287          (19)          10
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             1            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from          109       (60,342)         996       11,283          626           34
        principal transactions
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                   107      (177,441)         990        7,785          405           27
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                            $107      $554,608         $990      $11,335         $848          $27
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                      AIM V.I.    ALLIANCE     ALLIANCE     ALLIANCE   FIDELITY(R)
                                                        AIM V.I.      PREMIER     BERNSTEIN    GROWTH AND    PREMIER        VIP
                                                      CORE EQUITY     EQUITY       VALUE        INCOME       GROWTH       GROWTH
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-            $-           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -           (2)          (4)          (3)          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -           (5)          (3)          (6)          (4)
    Net unrealized appreciation (depreciation) of
        investments                                           -             -           18           41           61           36
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -             -           11           34           52           30

Changes from principal transactions:
    Purchase payments                                         -             -          463        1,467          921          578
    Contract distributions and terminations                   -             -           (1)          (3)          (1)         (12)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -             -          122          155          119           97
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -             -          584        1,619        1,039          663
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -             -          595        1,653        1,091          693
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -             -          595        1,653        1,091          693

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -          (24)          86          (26)        (130)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -          (19)         (72)        (413)        (725)
    Net unrealized appreciation (depreciation) of
        investments                                          (3)           (7)        (241)      (1,016)        (166)      (1,237)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (3)           (7)        (284)      (1,002)        (605)      (2,092)

Changes from principal transactions:
    Purchase payments                                        41            69        1,019        3,457          942       13,555
    Contract distributions and terminations                   -             -          (44)        (100)         (74)        (197)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   3            18        1,423          722          740       11,253
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               44            87        2,398        4,079        1,608       24,611
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    41            80        2,114        3,077        1,003       22,519
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $41           $80       $2,709       $4,730       $2,094      $23,212
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                                FRANKLIN
                                                        FIDELITY(R)   FIDELITY(R)  FIDELITY(R)  SMALL CAP                 GALAXY VIP
                                                           VIP           VIP          VIP         VALUE      GREENWICH      ASSET
                                                      EQUITY-INCOME  CONTRAFUND(R)  OVERSEAS    SECURITIES  APPRECIATION  ALLOCATION
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-           $-         $831       $1,387
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)          (3)           -            -           (7)           5
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -            -            -            1          (14)
    Net unrealized appreciation (depreciation) of
        investments                                           63           51            -            -          (46)        (136)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            54           48            -            -          (52)        (145)

Changes from principal transactions:
    Purchase payments                                      1,658        1,001            -            -            5          105
    Contract distributions and terminations                  (10)          (2)           -            -          (44)         (76)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  247          136            -            -          (17)         (11)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,895        1,135            -            -          (56)          18
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                  1,949        1,183            -            -         (108)        (127)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,949        1,183            -            -          723        1,260

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (53)         (35)           -            -            -            4
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,606)         (35)           -            -          (11)        (192)
    Net unrealized appreciation (depreciation) of
        investments                                           62         (331)           -           (3)        (130)         (40)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (1,597)        (401)           -           (3)        (141)        (228)

Changes from principal transactions:
    Purchase payments                                     12,283        3,038            9           20           15            1
    Contract distributions and terminations                 (287)         (57)           -            -           (5)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               11,503          675            -            -           (3)        (377)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            23,499        3,656            9           20            7         (401)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                 21,902        3,255            9           17         (134)        (629)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $23,851       $4,438           $9          $17         $589         $631
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GALAXY VIP   GALAXY VIP
                                                                    GALAXY VIP      HIGH        SMALL      ING GET      ING GET
                                                       GALAXY VIP   GROWTH AND    QUALITY      COMPANY       FUND -       FUND -
                                                         EQUITY       INCOME        BOND        GROWTH      SERIES N     SERIES P
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $1,071        $ 284          $78          $72           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (20)          (4)           5           (1)          28          (79)
    Net realized gain (loss) on investments and
        capital gains distributions                          (45)          (9)           1           (1)          72            -
    Net unrealized appreciation (depreciation) of
        investments                                         (162)         (14)           1            1          661          293
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (227)         (27)           7           (1)         761          214

Changes from principal transactions:
    Purchase payments                                         87           48           33            9        1,687        6,196
    Contract distributions and terminations                  (87)         (11)          (4)           -         (135)        (202)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (37)         (93)          38            4       28,555      146,837
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (37)         (56)          67           13       30,107      152,831
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (264)         (83)          74           12       30,868      153,045
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              807          201          152           84       30,868      153,045

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (11)          (2)           4           (1)        (225)      (1,613)
    Net realized gain (loss) on investments and
        capital gains distributions                          (84)          (5)           2           (7)           1          (70)
    Net unrealized appreciation (depreciation) of
        investments                                         (126)         (42)           3          (23)        (538)       1,644
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (221)         (49)           9          (31)        (762)         (39)

Changes from principal transactions:
    Purchase payments                                         15            4            -           12           (8)        (437)
    Contract distributions and terminations                  (33)         (14)          (4)          (5)        (792)      (3,496)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (81)         (20)         (27)          (3)        (645)      (5,227)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (99)         (30)         (31)           4       (1,445)      (9,160)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (320)         (79)         (22)         (27)      (2,207)      (9,199)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $487         $122         $130          $57      $28,661     $143,846
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING GET      ING GET      ING GET     ING GET      ING GET
                                                         FUND -       FUND -      FUND -       FUND -       FUND -      ING ALGER
                                                        SERIES Q     SERIES R    SERIES S     SERIES T     SERIES U      GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -            -           -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -            -           -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -            -           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -            -           -            -            -
    Contract distributions and terminations                    -            -            -           -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,904            -            -           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                  1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,904            -            -           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             335          320         (132)       (298)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (3)          48          (15)          8            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          217        1,356        1,013       2,300            -           (4)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           549        1,724          866       2,010            -           (4)

Changes from principal transactions:
    Purchase payments                                      2,717        2,413        3,067       6,518          466           43
    Contract distributions and terminations               (2,304)      (2,081)      (1,591)       (152)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              166,163      168,470      216,928     229,572          582            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           166,576      168,802      218,404     235,938        1,048           43
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                167,125      170,526      219,270     237,948        1,048           39
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $169,029     $170,526     $219,270    $237,948       $1,048          $39
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                          ING                   ING MFS(R)     ING MFS(R)
                                                        AMERICAN                  CAPITAL      CAPITAL
                                                        CENTURY      ING J.P.  OPPORTUNITIES OPPORTUNITIES   ING MFS(R)  ING OPCAP
                                                       SMALL CAP    MORGAN MID   (INITIAL       (SERVICE      GLOBAL      BALANCED
                                                         VALUE      CAP VALUE     CLASS)         CLASS)       GROWTH       VALUE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           (2)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           (2)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           48           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           44           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -          625           -            -            -
    Contract distributions and terminations                    -            -           (3)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           32           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -          654           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -          698           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -          698           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -          (17)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -           (4)         (59)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            7         (329)        (13)           -           (5)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            3         (405)        (13)           -           (5)

Changes from principal transactions:
    Purchase payments                                          2          140          717          85           66          131
    Contract distributions and terminations                    -            -          (25)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -          158          295           -            9            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 2          298          987          85           75          131
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      2          301          582          72           75          126
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $2         $301       $1,280         $72          $75         $126
                                                      =============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                       ING     ING SALOMON                ING T. ROWE   ING UBS
                                                        ING PIMCO    SALOMON      BROS.      ING SCUDDER    PRICE       TACTICAL
                                                         TOTAL        BROS.     INVESTORS   INTERNATIONAL   GROWTH       ASSET
                                                         RETURN      CAPITAL      VALUE        GROWTH       EQUITY     ALLOCATION
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           -            -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -           -            -            -            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           -            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -           -            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              13            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            1            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           (5)           -           -            -          (19)           -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9            -           -            -          (19)           -

Changes from principal transactions:
    Purchase payments                                        585            9           4            7          163            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (1)           -           -            -            -            2
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               584            9           4            7          163            2
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                    593            9           4            7          144            2
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $593           $9          $4           $7         $144           $2
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING VAN      ING VP                                  ING VP       ING VP
                                                         KAMPEN     WORLDWIDE       ING VP        ING VP    INDEX PLUS   INDEX PLUS
                                                        COMSTOCK     GROWTH          BOND         GROWTH     LARGECAP      MIDCAP
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-      $ 5,554          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         (237)          -            -            2          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (1,558)          -            -           (4)         (5)
    Net unrealized appreciation (depreciation) of
        investments                                            -         (466)          -            -           21          35
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -       (2,261)          -            -           19          28

Changes from principal transactions:
    Purchase payments                                          -       12,903           -            -          834         684
    Contract distributions and terminations                    -         (485)          -            -            -           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        4,303           -            -          (41)        108
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       16,721           -            -          793         792
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                      -       14,460           -            -          812         820
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       20,014           -            -          812         820

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               2         (536)      1,106            -          (31)        (48)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (2,830)        134            -         (505)       (505)
    Net unrealized appreciation (depreciation) of
        investments                                            7       (4,792)       (195)          (5)        (104)       (180)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9       (8,158)      1,045           (5)        (640)       (733)

Changes from principal transactions:
    Purchase payments                                      1,591       15,820      11,426           51        3,070       4,161
    Contract distributions and terminations                  (13)        (673)       (720)           -          (85)        (74)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  150          355      37,839            -        1,432       1,735
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,728       15,502      48,545           51        4,417       5,822
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  1,737        7,344      49,590           46        3,777       5,089
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $1,737      $27,358     $49,590          $46       $4,589      $5,909
                                                      ============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP      ING VP       ING VP                   ING VP       ING VP
                                                       INDEX PLUS     SMALL       VALUE       ING VP       GROWTH    INTERNATIONAL
                                                        SMALLCAP     COMPANY   OPPORTUNITY  CONVERTIBLE  OPPORTUNITIES   VALUE
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -          (1)          (4)         (27)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           (2)           -          (1)           5         (189)           -
    Net unrealized appreciation (depreciation) of
        investments                                           55            -           -            2            3            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            51            -          (2)           3         (213)           -

Changes from principal transactions:
    Purchase payments                                        489            -         289          146        3,287            -
    Contract distributions and terminations                    -            -           -            -          (61)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  140            -          11           45        2,206            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               629            -         300          191        5,432            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    680            -         298          194        5,219            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              680            -         298          194        5,219            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (32)           -         (12)          12         (170)           -
    Net realized gain (loss) on investments and
        capital gains distributions                         (394)          (5)        (45)         (15)        (662)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (90)         (53)       (250)         (53)      (2,425)         (10)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (516)         (58)       (307)         (56)      (3,257)         (10)

Changes from principal transactions:
    Purchase payments                                      3,269          237         981          673        6,716           52
    Contract distributions and terminations                  (43)           -         (24)         (11)        (246)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  615          (23)        138          234        1,486            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,841          214       1,095          896        7,956           52
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  3,325          156         788          840        4,699           42
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $4,005         $156      $1,086       $1,034       $9,918          $42
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP
                                                         LARGE      ING VP                      ING VP      ING VP    INVESCO VIF
                                                        COMPANY     LARGECAP      ING VP        MIDCAP     SMALLCAP   - FINANCIAL
                                                         VALUE       GROWTH      MAGNACAP  OPPORTUNITIES OPPORTUNITIES  SERVICES
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (2)         (6)           -          (80)          5
    Net realized gain (loss) on investments and
        capital gains distributions                            2            -          (8)           -         (918)         25
    Net unrealized appreciation (depreciation) of
        investments                                            4            3          20            -          297          33
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             5            1           6            -         (701)         63

Changes from principal transactions:
    Purchase payments                                        343          488       3,746            -        8,651         822
    Contract distributions and terminations                   (1)           -        (117)           -         (133)         (4)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                 (191)          44       1,767            -        6,620       1,523
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               151          532       5,396            -       15,138       2,341
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    156          533       5,402            -       14,437       2,404
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              156          533       5,402            -       14,437       2,404

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (9)        (96)           -         (493)        (96)
    Net realized gain (loss) on investments and
        capital gains distributions                          (40)        (292)       (437)           -       (1,185)     (1,999)
    Net unrealized appreciation (depreciation) of
        investments                                         (163)         (52)     (2,222)          (4)     (12,282)       (590)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (204)        (353)     (2,755)          (4)     (13,960)     (2,685)

Changes from principal transactions:
    Purchase payments                                        575          719       7,453           16       24,037      11,708
    Contract distributions and terminations                  (15)         (40)       (335)           -         (584)       (419)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  446          147       2,573            -        6,188      11,933
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,006          826       9,691           16       29,641      23,222
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    802          473       6,936           12       15,681      20,537
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $958       $1,006     $12,338          $12      $30,118     $22,941
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                         JANUS ASPEN    JANUS
                                                       INVESCO VIF   INVESCO                JANUS ASPEN     SERIES      ASPEN
                                                        - HEALTH       VIF -   INVESCO VIF     SERIES      FLEXIBLE     SERIES
                                                        SCIENCES     LEISURE   - UTILITIES    BALANCED      INCOME      GROWTH
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              22            -           3            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           16            -           4            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          (81)           -          (6)           -            -            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (43)           -           1            -            -            -

Changes from principal transactions:
    Purchase payments                                      1,234            -         325            -            -            -
    Contract distributions and terminations                  (55)           -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                9,654            -         638            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            10,833            -         963            -            -            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 10,790            -         964            -            -            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           10,790            -         964            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (434)         (40)        (28)           6            5           (1)
    Net realized gain (loss) on investments and
        capital gains distributions                       (4,162)        (157)       (205)          (3)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                       (1,617)          16        (198)         (29)          10          (32)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (6,213)        (181)       (431)         (26)          15          (33)

Changes from principal transactions:
    Purchase payments                                     14,819        4,483       2,753          548          270          225
    Contract distributions and terminations               (1,044)         (74)       (128)          (2)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               12,206        1,869       4,625          (24)          (1)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            25,981        6,278       7,250          522          268          225
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 19,768        6,097       6,819          496          283          192
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $30,558       $6,097      $7,783         $496         $283         $192
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       JANUS ASPEN                                         PIMCO
                                                         SERIES    OPPENHEIMER OPPENHEIMER               STOCKSPLUS     PIONEER
                                                       WORLDWIDE     GLOBAL     STRATEGIC   PIMCO HIGH   GROWTH AND  EQUITY-INCOME
                                                         GROWTH    SECURITIES      BOND        YIELD       INCOME        VCT
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-     $162,857    $258,484           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -           -       12,879       5,699            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -           -      (12,967)    (21,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                           64            -           -          448     (20,466)           -
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            58            -           -          360     (35,781)           -

Changes from principal transactions:
    Purchase payments                                      1,166            -           -       56,951      34,841            -
    Contract distributions and terminations                   (7)           -           -      (12,056)    (11,973)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   81            -           -       28,231      (4,506)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,240            -           -       73,126      18,362            -
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  1,298            -           -       73,486     (17,419)           -
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,298            -           -      236,343     241,065            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (40)          (1)          -       16,659       1,636            2
    Net realized gain (loss) on investments and
        capital gains distributions                         (682)          (6)         (1)     (18,706)    (63,970)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (169)         (38)          1       (3,581)     10,124          (21)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (891)         (45)          -       (5,628)    (52,210)         (19)

Changes from principal transactions:
    Purchase payments                                      3,277          273          51       55,612      25,548          198
    Contract distributions and terminations                 (141)          (3)          -      (15,056)    (10,918)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (9)         (20)        (35)      33,966     (21,848)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,127          250          16       74,522      (7,218)         198
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,236          205          16       68,894     (59,428)         179
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $3,534         $205         $16     $305,237    $181,637         $179
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                    PIONEER      PIONEER
                                                       PIONEER      MID-CAP       SMALL     PROFUND VP   PROFUND VP  PROFUND VP
                                                       FUND VCT    VALUE VCT   COMPANY VCT     BULL      EUROPE 30    SMALL-CAP
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-          $-           $-           $-          $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (4)          (3)         (82)        (88)         (94)
    Net realized gain (loss) on investments and
        capital gains distributions                            3           -           (7)        (640)     (4,198)      (1,538)
    Net unrealized appreciation (depreciation) of
        investments                                           20          97           49          214          83          141
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            23          93           39         (508)     (4,203)      (1,491)

Changes from principal transactions:
    Purchase payments                                      1,074         620          857        3,580       1,157        2,754
    Contract distributions and terminations                   (6)         (6)           -         (153)       (293)        (281)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,184       4,432           42       17,664       9,651       18,986
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,252       5,046          899       21,091      10,515       21,459
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,275       5,139          938       20,583       6,312       19,968
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            2,275       5,139          938       20,583       6,312       19,968

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (98)       (478)         (39)        (488)       (191)        (628)
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,493)         76          (35)      (7,045)     (1,793)      (6,274)
    Net unrealized appreciation (depreciation) of
        investments                                       (1,359)     (6,968)        (577)      (1,022)       (425)      (1,582)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,950)     (7,370)        (651)      (8,555)     (2,409)      (8,484)

Changes from principal transactions:
    Purchase payments                                     10,991      22,661        2,180        5,734       2,797       11,484
    Contract distributions and terminations                 (339)     (1,418)         (56)      (1,352)       (941)      (4,103)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               10,087      34,050        1,006       14,855       9,868       19,747
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            20,739      55,293        3,130       19,237      11,724       27,128
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 17,789      47,923        2,479       10,682       9,315       18,644
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $20,064     $53,062       $3,417      $31,265     $15,627      $38,612
                                                      ===========================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                   PRUDENTIAL               PUTNAM VT                  SMITH
                                                                  SP JENNISON   PUTNAM VT INTERNATIONAL                BARNEY
                                                       PRUDENTIAL INTERNATIONAL GROWTH AND  GROWTH AND   PUTNAM VT      HIGH
                                                       JENNISON      GROWTH       INCOME      INCOME     VOYAGER II    INCOME
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $ 7,732     $ 2,720           $-           $-          $-        $ 446
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (407)       (126)          (1)          (2)         (1)          44
    Net realized gain (loss) on investments and
        capital gains distributions                       (5,401)     (3,123)          (1)          (4)          -          (32)
    Net unrealized appreciation (depreciation) of
        investments                                        2,985         418           13           16          46          (32)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,823)     (2,831)          11           10          45          (20)

Changes from principal transactions:
    Purchase payments                                     16,595       7,856          450          488         456            -
    Contract distributions and terminations                 (945)       (448)           -            -          (1)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               25,432       4,013           (6)         106          77          (31)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            41,082      11,421          444          594         532          (56)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 38,259       8,590          455          604         577          (76)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           45,991      11,310          455          604         577          370

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (821)       (297)           -          (29)        (20)          77
    Net realized gain (loss) on investments and
        capital gains distributions                      (12,816)     (2,827)         (30)         (12)         (8)         (33)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,790)       (897)        (254)        (412)       (431)         (62)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (16,427)     (4,021)        (284)        (453)       (459)         (18)

Changes from principal transactions:
    Purchase payments                                     16,384       7,906        1,270        2,192       1,233            -
    Contract distributions and terminations               (2,130)       (550)         (94)         (25)        (19)         (17)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               (6,070)        696          315          663         313          (16)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             8,184       8,052        1,491        2,830       1,527          (33)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 (8,243)      4,031        1,207        2,377       1,068          (51)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $37,748     $15,341       $1,662       $2,981      $1,645         $319
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         SMITH
                                                        BARNEY       SMITH       SMITH
                                                      INTERNATIONAL  BARNEY      BARNEY        UBS
                                                        ALL CAP     LARGE CAP    MONEY       TACTICAL
                                                        GROWTH       VALUE       MARKET     ALLOCATION
                                                      --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                               $455       $ 692         $156          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)         (1)         (12)         (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            1          13            -          (4)
    Net unrealized appreciation (depreciation) of
        investments                                         (142)        (79)           -          46
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (146)        (67)         (12)         40

Changes from principal transactions:
    Purchase payments                                          -           -            -         718
    Contract distributions and terminations                   (4)        (15)        (241)          -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (5)        (47)         318          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                (9)        (62)          77         747
                                                      --------------------------------------------------
Total increase (decrease)                                   (155)       (129)          65         787
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              300         563          221         787

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)         11           (8)        (12)
    Net realized gain (loss) on investments and
        capital gains distributions                           (9)        (24)           -         (15)
    Net unrealized appreciation (depreciation) of
        investments                                          (67)       (133)           -        (299)
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (77)       (146)          (8)       (326)

Changes from principal transactions:
    Purchase payments                                          -           -            -         768
    Contract distributions and terminations                   (3)         (9)        (174)        (87)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (19)        (37)         104         406
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (22)        (46)         (70)      1,087
                                                      --------------------------------------------------
Total increase (decrease)                                    (99)       (192)         (78)        761
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $201        $371         $143      $1,548
                                                      ==================================================


SEE ACCOMPANYING NOTES.

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                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2002

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2002, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, SmartDesign Contracts, and ING Rollover Choice Contracts.
GoldenSelect Contracts sold by Golden American during 2002 included DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark, and Generations Contracts. SmartDesign Contracts included Variable Annuity ("VA") and Advantage Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

At December 31, 2002, the Account had 151 investment divisions (the "Divisions") 44 of which invest in independently managed mutual funds and 107 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      The GCG Trust (continued):
   All Cap Series                                      Global Franchise Series (S Class) **
   All Cap Advisor Series **                           Global Franchise Advisor Series **
   Asset Allocation Growth Series                      Growth Series
   Capital Growth Series                               Growth Advisor Series **
   Capital Growth Advisor Series **                    Hard Assets Series
   Capital Guardian Small Cap Series                   Hard Assets Advisor Series **
   Capital Guardian Small Cap Advisor Series **        International Enhanced EAFE Series (S Class) **
   Core Bond Series                                    International Enhanced EAFE Advisor Series **
   Core Bond Advisor Series **                         International Equity Series
   Developing World Series                             International Equity Advisor Series **
   Developing World Advisor Series **                  Internet Tollkeeper Series
   Diversified Mid-Cap Series                          Internet Tollkeeper Advisor Series **
   Diversified Mid-Cap Advisor Series **               Investors Series
   Equity Growth Series (S Class) **                   Investors Advisor Series **
   Equity Growth Series Advisor Series **              J.P. Morgan Fleming Small Cap Equity Series (S Class) **
   Equity Income Series                                J.P. Morgan Fleming Small Cap Equity Advisor Series **
   Equity Income Advisor Series **                     Janus Growth and Income Series
   Equity Opportunity Series                           Janus Growth and Income Advisor Series **
   Equity Opportunity Series Advisor Series **         Large Cap Value Series
   Focus Value Series (S Class) **                     Large Cap Value Advisor Series **
   Focus Value Series Advisor Series **                Limited Maturity Bond Series
   Fully Managed Series                                Liquid Asset Series
   Fully Managed Advisor Series **                     Liquid Asset Advisor Series **
   Fundamental Growth Focus Series (S Class) **        Managed Global Series
   Fundamental Growth Advisor Series **                Managed Global Advisor Series **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

The GCG Trust (continued):                                      ING GET Fund:
   Mid-Cap Growth Series                                           ING GET Fund - Series N *
   Mid-Cap Growth Advisor Series **                                ING GET Fund - Series P *
   Real Estate Series                                              ING GET Fund - Series Q **
   Real Estate Advisor Series **                                   ING GET Fund - Series R **
   Research Series                                                 ING GET Fund - Series S **
   Research Advisor Series **                                      ING GET Fund - Series T **
   Special Situations Series                                       ING GET Fund - Series U **
   Special Situations Advisor Series **                         ING Partners, Inc.:
   Strategic Equity Series                                         ING Alger Growth Portfolio (Service Class) **
   Strategic Equity Advisor Series **                              ING American Century Small Cap Value Portfolio (Service Class) **
   Total Return Series                                             ING J.P. Morgan Mid Cap Value Portfolio (Service Class) **
   Total Return Advisor Series **                                  ING MFS(R)Capital Opportunities Portfolio (Initial Class) *
   Value Equity Series                                             ING MFS(R)Capital Opportunities Portfolio (Service Class) **
   Value Equity Advisor Series **                                  ING MFS(R)Global Growth Portfolio (Service Class) **
   Van Kampen Growth and Income Series                             ING OpCap Balanced Value Portfolio (Service Class) **
   Van Kampen Growth & Income Advisor Series **                    ING PIMCO Total Return Portfolio (Service Class) **
AIM Variable Insurance Funds:                                      ING Salomon Bros. Capital Portfolio (Service Class) **
   AIM V.I. Dent Demographic Trends Fund (Class II Shares) *       ING Salomon Bros. Investors Value Portfolio (Service Class) **
   AIM V.I. Growth Fund (Series II) *                              ING Scudder International Growth Portfolio (Service Class) **
   AIM V.I. Capital Appreciation Fund (Series II) **               ING T. Rowe Price Growth Equity Portfolio (Service Class) **
   AIM V.I. Core Equity Fund (Series II) **                        ING UBS Tactical Asset Allocation Portfolio (Service Class) **
   AIM V.I. Premier Equity Fund (Series II) **                     ING Van Kampen Comstock Portfolio (Service Class) **
Alliance Variable Products Series Fund, Inc.:                   ING Variable Insurance Trust:
   Alliance Bernstein Value Portfolio (Class B) *                  ING VP Worldwide Growth Portfolio (Service Shares)
   Alliance Growth and Income Portfolio (Class B) *             ING VP Bond Portfolio:
   Alliance Premier Growth Portfolio (Class B) *                   ING VP Bond Portfolio (Class S Shares) **
Fidelity(R)Variable Insurance Products Fund:                    ING Variable Portfolios, Inc.:
   Fidelity(R) VIP Growth Portfolio  (Service Class 2) *           ING VP Growth Portfolio (S Class) **
   Fidelity(R) VIP Equity-Income  Portfolio (Service Class 2) *    ING VP Index Plus LargeCap  Portfolio  (Class S) *
   Fidelity(R) VIP  Contrafund(R)Portfolio  (Service Class 2) *    ING VP Index Plus MidCap Portfolio (Class S) *
   Fidelity(R) VIP Overseas  Portfolio  (Service  Class 2) **      ING VP Index Plus SmallCap Portfolio (Class S) *
Franklin Templeton Variable Insurance Products Trust:              ING VP Small Company Portfolio (Class S) **
   Franklin Small Cap Value Securities Fund (Class 2) **           ING VP Value Opportunity Portfolio (Class S) *
Greenwich Street Series Fund:                                   ING Variable Products Trust:
   Greenwich Appreciation Portfolio                                ING VP Convertible Portfolio (Class S) *
The Galaxy VIP Fund:                                               ING VP Growth Opportunities Portfolio (Service Shares) *
   Galaxy VIP Asset Allocation Fund                                ING VP International Value Portfolio (Class S) **
   Galaxy VIP Equity Fund                                          ING VP Large Company Value Portfolio (Class S) *
   Galaxy VIP Growth and Income Fund                               ING VP LargeCap Growth Portfolio (Class S) *
   Galaxy VIP High Quality Bond Fund                               ING VP MagnaCap Portfolio (Service Shares) *
   Galaxy VIP Small Company Growth Fund                            ING VP MidCap Opportunities Portfolio (Class S) **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

ING Variable Products Trust (continued):                                 ProFunds VP:
   ING VP SmallCap Opportunities Portfolio (Service Shares) *               ProFund VP Bull *
INVESCO Variable  Investment Funds,  Inc.:                                  ProFund VP Europe 30 *
   INVESCO VIF - Financial  Services  Fund *                                ProFund  VP  Small-Cap  *
   INVESCO  VIF - Health Sciences Fund *                                 Prudential  Series Fund, Inc.:
   INVESCO VIF - Leisure Fund **                                            Prudential  Jennison Portfolio (Class II Shares)
   INVESCO VIF - Utilities Fund*                                            Prudential SP Jennison International Growth
Janus Aspen  Series:                                                           Portfolio  (Class II Shares)
   Janus Aspen Series  Balanced Portfolio  (Service  Class) **           Putnam  Variable  Trust:
   Janus  Aspen  Series Flexible  Income  Portfolio  (Service  Class) **    Putnam VT Growth  and Income (Class IB) *
   Janus Aspen Series Growth Portfolio (Service Class) **                   Putnam VT International  Growth and Income  (Class IB) *
   Janus Aspen  Series  Worldwide Growth Portfolio (Service Class) *        Putnam VT Voyager Fund II (Class IB) *
Oppenheimer Variable Accounts Fund:                                      Travelers Series Fund Inc.:
   Oppenheimer Global Securities Fund/VA (Service Class) **                 Smith Barney High Income Portfolio
   Oppenheimer Strategic Bond Fund/VA (Service Class) **                    Smith Barney International All Cap Growth Portfolio
PIMCO Variable Insurance Trust:                                             Smith Barney Large Cap Value Portfolio
   PIMCO High Yield Portfolio                                               Smith Barney Money Market Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio                          UBS Series Trust:
Pioneer Variable Contracts Trust:                                           UBS Tactical Allocation Portfolio (Class I) *
   Pioneer Equity-Income VCT Portfolio (Class II) **
   Pioneer Fund VCT Portfolio (Class II Shares) *
   Pioneer Mid-Cap Value VCT Portfolio (Class II Shares) *
   Pioneer Small Company VCT Portfolio (Class II) *

*   Division was new in 2001.
**  Division was new in 2002.


The GCG Trust Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Division were liquidated and Contractowner holdings were reallocated to the Liquid Asset Division as described in the Contract prospectus.

On April 27, 2001, following approval by it shareholders, all remaining proceeds in the GCG Trust Emerging Markets Division were liquidated and Contractowner holdings were reallocated to the GCG Trust Developing World Division as described in the Contract prospectus.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

               CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
ING MFS(R)Capital Opportunities             PPI MFS Capital Opportunities
ING VP Worldwide Growth                     Pilgrim Worldwide Growth
ING VP Index Plus LargeCap                  Aetna Index Plus LargeCap
ING VP Index Plus MidCap                    Aetna Index Plus MidCap
ING VP Index Plus SmallCap                  Aetna Index Plus SmallCap
ING VP Value Opportunity                    Aetna Value Opportunity
ING VP Convertible                          Pilgrim Convertible
ING VP Growth Opportunities                 Pilgrim Growth Opportunities
ING VP Large Company Value                  Pilgrim Growth and Income
ING VP LargeCap Growth                      Pilgrim LargeCap Growth
ING VP MagnaCap                             Pilgrim MagnaCap
ING VP SmallCap Opportunities               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

TRANSFERS

Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity including contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                            ANNUAL RATES
                                                               -----------------

DVA 80                                                                0.80%
DVA                                                                   0.90
DVA Series 100                                                        1.25
DVA Plus (pre February 2000) - Standard                               1.10
DVA Plus (post January 2000) - Standard                               1.15
DVA Plus (post 2000) - Standard                                       1.15
DVA Plus (pre February 2000) - Annual Ratchet                         1.25
DVA Plus (pre February 2000) - 5.5% Solution                          1.25
DVA Plus (post January 2000) - 5.5% Solution                          1.25
DVA Plus (post 2000) - 5.5% Solution                                  1.30
DVA Plus (post January 2000) - Annual Ratchet                         1.30
DVA Plus (pre February 2000) - 7% Solution                            1.40

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)


 SERIES                                                           ANNUAL RATES
                                                               -----------------

DVA Plus (post January 2000) - Max 5.5                                  1.40%
DVA Plus (post 2000) - Annual Ratchet                                   1.40
DVA Plus (post 2000) - Max 5.5                                          1.45
DVA Plus (post January 2000) - 7% Solution                              1.50
DVA Plus (post 2000) - 7% Solution                                      1.50
DVA Plus (post January 2000) - Max 7                                    1.60
DVA Plus (post 2000) - Max 7                                            1.60
Access (pre February 2000) - Standard                                   1.25
Access (post January 2000) - Standard                                   1.30
Access (post 2000) - Standard                                           1.30
Access (pre February 2000) - Annual Ratchet                             1.40
Access (pre February 2000) - 5.5% Solution                              1.40
Access (post January 2000) - Annual Ratchet                             1.45
Access (post January 2000) - 5.5% Solution                              1.45
Access (post 2000) - 5.5% Solution                                      1.45
Access (pre February 2000) - 7% Solution                                1.55
Access (post January 2000) - Max 5.5                                    1.55
Access (post 2000) - Annual Ratchet                                     1.55
Access (post 2000) - Max 5.5                                            1.60
Access (post January 2000) - 7% Solution                                1.65
Access (post 2000) - 7% Solution                                        1.65
Access (post April 2001) - Standard                                     1.65
Access (post January 2000) - Max 7                                      1.75
Access (post 2000) - Max 7                                              1.75
Access (post April 2001) - 5.5% Solution                                1.80
Access (post April 2001) - Annual Ratchet                               1.90
Access (post April 2001) - Max 5.5                                      1.95
Access (post April 2001) - 7% Solution                                  2.00
Access (post April 2001) - Max 7                                        2.10
Premium Plus (pre February 2000) - Standard                             1.25
Premium Plus (post January 2000) - Standard                             1.30

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                           ANNUAL RATES
                                                                 ---------------

Premium Plus (post 2000) - Standard                                    1.30%
Premium Plus (pre February 2000) - Annual Ratchet                      1.40
Premium Plus (pre February 2000) - 5.5% Solution                       1.40
Premium Plus (post January 2000) - Annual Ratchet                      1.45
Premium Plus (post January 2000) - 5.5% Solution                       1.45
Premium Plus (post 2000) - 5.5% Solution                               1.45
Premium Plus (pre February 2000) - 7% Solution                         1.55
Premium Plus (post January 2000) - Max 5.5                             1.55
Premium Plus (post 2000) - Annual Ratchet                              1.55
Premium Plus (post 2000) - Max 5.5                                     1.60
Premium Plus (post January 2000) - 7% Solution                         1.65
Premium Plus (post 2000) - 7% Solution                                 1.65
Premium Plus (post January 2000) - Max 7                               1.75
Premium Plus (post 2000) - Max 7                                       1.75
ES II (pre 2001)                                                       1.25
ES II (post 2000) - Standard                                           1.25
ES II (post 2000) - Deferred Ratchet                                   1.30
ES II (post 2000) - 5.5% Solution                                      1.40
ES II (post 2000) - Annual Ratchet                                     1.50
ES II (post 2000) - Max 5.5                                            1.55
ES II (post 2000) - 7% Solution                                        1.60
ES II (post 2000) - Max 7                                              1.70
Value - Standard                                                       0.75
Access One                                                             0.35
Granite PrimElite - Standard                                           1.10
Granite PrimElite - Annual Ratchet                                     1.25
Generations - Standard                                                 1.25
Generations - Deferred Ratchet                                         1.30
Generations - Annual Ratchet                                           1.50
Generations - 7% Solution                                              1.60
Generations - Max 7                                                    1.70
Landmark - Standard                                                    1.50

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                            ANNUAL RATES
                                                               -----------------

Landmark - 5.5% Solution                                              1.65%
Landmark - Annual Ratchet                                             1.75
Landmark - Max 5.5                                                    1.80
Landmark - 7% Solution                                                1.85
Landmark - Max 7                                                      1.95
VA Option I                                                           0.80
VA Option II                                                          1.10
VA Option III                                                         1.25
VA Bonus Option I                                                     1.30
VA Bonus Option II                                                    1.60
VA Bonus Option III                                                   1.75
Advantage Option I                                                    2.05
Advantage Option II                                                   2.25
Advantage Option III                                                  2.30
Rollover Choice Option I                                              0.60
Rollover Choice Option II                                             0.80
Rollover Choice Option III                                            0.95

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, and Rollover Choice Contracts.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


 3. CHARGES AND FEES (CONTINUED)

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of deferred annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

CONTINGENT DEFERRED SALES CHARGES

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.


  COMPLETE YEARS                 GRANITE
  ELAPSED SINCE         DVA     PRIMELITE
 PREMIUM PAYMENT        80          &       PREMIUM       ES II &                                              ROLLOVER
                      & DVA      DVA PLUS     PLUS     GENERATIONS   VALUE    ADVANTAGE     LANDMARK   VA       CHOICE
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------
        0               6%        7%            8%          8%          6%         6%           6%      7%        6%
        1               5         7             8           7           6          5            5       7         6
        2               4         6             8           6           6          4            4       6         5
        3               3         5             8           5           5          -            3       6         4
        4               2         4             7           4           4          -            -       5         3
        5               1         3             6           3           3          -            -       4         2
        6               -         1             5           2           1          -            -       3         1
        7               -         -             3           1           -          -            -       -         -
        8               -         -             1           -           -          -            -       -         -
       9+               -         -             -           -           -          -            -       -         -
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.


NET ASSETS RETAINED IN THE ACCOUNT BY GOLDEN AMERICAN LIFE INSURANCE COMPANY

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED
                                      -----------------------------
                                           2002            2001
                                      --------------- -------------
                                        (DOLLARS IN THOUSANDS)

Balance at beginning of year              $ 135          $  813
Sales load advanced                           9              46
Amortization of deferred
   sales load and premium tax              (144)           (724)
                                      --------------- -------------
Balance at end of year                  $     -        $   135
                                      =============== =============

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:




                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust:
   All Cap                                                          $99,898        $62,269        $215,529         $18,161
   All Cap Advisor                                                      177              -               -               -
   Asset Allocation Growth                                           18,227         10,179          46,049             798
   Capital Growth                                                   271,861        306,181         150,331         150,151
   Capital Growth Advisor                                               154              -               -               -
   Capital Guardian Small Cap                                       830,463        842,708         474,975         410,116
   Capital Guardian Small Cap Advisor                                   320              -               -               -
   Core Bond                                                        332,380         34,599          96,443          23,096
   Core Bond Advisor                                                    995              -               -               -
   Developing World                                                 256,419        261,252         514,464         492,886
   Developing World Advisor                                              81              -               -               -
   Diversified Mid-Cap                                               58,638          6,680          51,740           5,350
   Diversified Mid-Cap Advisor                                          224              -               -               -
   Emerging Markets                                                       -              -          49,902          69,646
   Equity Growth                                                      5,244            623               -               -
   Equity Growth Advisor                                                480              -               -               -
   Equity Income                                                    166,618        101,344         216,341          81,506
   Equity Income Advisor                                                673             13               -               -
   Equity Opportunity                                               147,404        177,811         142,512         114,142
   Equity Opportunity Advisor                                            34              -               -               -
   Focus Value                                                        6,954            731               -               -
   Focus Value Advisor                                                   50              -               -               -
   Fully Managed                                                    383,713         62,233         377,005          90,177
   Fully Managed Advisor                                                946             34               -               -
   Fundamental Growth Focus                                           3,288            415               -               -
   Fundamental Growth Advisor                                           113              -               -               -
   Global Franchise                                                  19,859          4,824               -               -
   Global Franchise Advisor                                             744             42               -               -
   Growth                                                           922,370      1,085,634         838,003         854,786
   Growth Advisor                                                        97              -               -               -
   Hard Assets                                                      102,835         64,011          15,759          19,014
   Hard Assets Advisor                                                   95              -               -               -
   International Enhanced EAFE                                       18,536         13,290               -               -
   International Enhanced EAFE Advisor                                  166              -               -               -
   International Equity                                             684,796        688,451       1,288,757       1,304,170

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust (continued):
   International Equity Advisor                                       $ 254             $-             $ -             $ -
   Internet Tollkeeper                                               16,754          6,112           5,934             392
   Internet Tollkeeper Advisor                                           57              -               -               -
   Investors                                                         37,278          9,900          79,313           6,102
   Investors Advisor                                                    297              -               -               -
   J.P. Morgan Fleming Small Cap Equity                              10,549            557               -               -
   J.P. Morgan Fleming Small Cap Advisor                                520              -               -               -
   Janus Growth and Income                                           77,366         13,632          85,909           2,016
   Janus Growth and Income Advisor                                      602              -               -               -
   Large Cap Value                                                  137,118         37,870         192,419          13,495
   Large Cap Value Advisor                                              347              -               -               -
   Limited Maturity Bond                                            289,313        109,521         320,388         165,480
   Liquid Asset                                                   6,067,854      6,116,068       5,778,907       5,387,088
   Liquid Asset Advisor                                               3,353          1,553               -               -
   Managed Global Series                                            439,191        413,705         994,534         946,349
   Managed Global Advisor                                                51              -               -               -
   Market Manager                                                         -              -           3,388           8,410
   Mid-Cap Growth                                                   672,311        703,631         813,977         747,789
   Mid-Cap Growth Advisor                                               558              -               -               -
   Real Estate                                                      137,466         62,909          71,207          46,270
   Real Estate Advisor                                                  278              -               -               -
   Research                                                         171,313        231,552         208,240         178,793
   Research Advisor                                                     329              -               -               -
   Special Situations                                                11,468          6,198          21,339           1,778
   Special Situations Advisor                                            56              -               -               -
   Strategic Equity                                                 403,752        448,147         199,079         223,594
   Strategic Equity Advisor                                              79              -               -               -
   Total Return                                                     268,590        141,319         303,584          73,267
   Total Return Advisor                                               1,034             51               -               -
   Value Equity                                                     102,513         90,027         109,345          74,755
   Value Equity Advisor                                                 110              -               -               -
   Van Kampen Growth and Income                                      60,273        127,038          60,251          72,471
   Van Kampen Growth and Income Advisor                               1,031             31               -               -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                  16,368          5,241           3,649              90
   AIM V.I. Growth                                                      987            372             427               2
   AIM V.I. Capital Appreciation                                         34              -               -               -
   AIM V.I. Core Equity                                                  44              -               -               -
   AIM V.I. Premier Equity                                               87              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31
                                                                           2002                           2001
                                                              --------------------------------------------------------------
                                                                PURCHASES         SALES         PURCHASES        SALES
                                                              --------------------------------------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value                                          $ 2,631          $ 257           $ 648            $ 66
   Alliance Growth and Income                                          4,785            619           1,659              44
   Alliance Premier Growth                                             3,175          1,593           1,115              79
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                                               48,243         23,758             705              44
   Fidelity(R)VIP Equity-Income                                        62,498         39,048           1,945              55
   Fidelity(R)VIP Contrafund(R)                                         4,406            783           1,568             436
   Fidelity(R)VIP Overseas                                                  9              -               -               -
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                                    20              -               -               -
Greenwich Street Series Fund:
   Greenwich Appreciation                                                 81             74              54             116
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                                            33            431             214             191
   Galaxy VIP Equity                                                      22            132             130             187
   Galaxy VIP Growth and Income                                            -             32              59             119
   Galaxy VIP High Quality Bond                                           32             58              90              18
   Galaxy VIP Small Company Growth                                        13             11              19               6
ING GET Fund:
   ING GET Fund - Series N                                               733          2,401          33,144           3,009
   ING GET Fund - Series P                                             6,579         18,769         152,998             246
   ING GET Fund - Series Q                                           182,185         15,241           1,904               -
   ING GET Fund - Series R                                           184,803         15,647               -               -
   ING GET Fund - Series S                                           227,944          9,645               -               -
   ING GET Fund - Series T                                           237,424          1,768               -               -
   ING GET Fund - Series U                                             1,047              -               -               -
ING Partners, Inc.:
   ING Alger Growth                                                       43              -               -               -
   ING American Century Small Cap Value                                    2              -               -               -
   ING J.P. Morgan Mid Cap Value                                         357             60               -               -
   ING MFS(R)Capital Opportunities                                     1,163            193             661               9
   ING MFS(R)Capital Opportunities                                        85              -               -               -
   ING MFS(R)Global Growth                                                76              1               -               -
   ING OpCap Balanced Value                                              131              -               -               -
   ING PIMCO Total Return                                                627             29               -               -
   ING Salomon Bros. Capital                                               9              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
ING Partners, Inc. (continued):
   ING Salomon Bros. Investors Value                                    $ 4            $ -              $-             $ -
   ING Scudder International Growth                                       8              -               -               -
   ING T. Rowe Price Growth Equity                                      162              -               -               -
   ING UBS Tactical Asset Allocation                                      2              -               -               -
   ING Van Kampen Comstock                                            1,785             55               -               -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                           24,169          9,196          24,855           8,371
ING VP Bond Portfolio:
   ING VP Bond                                                       63,496         13,839               -               -
ING Variable Portfolios, Inc.:
   ING VP Growth                                                         51              1               -               -
   ING VP Index Plus LargeCap                                         7,078          2,691             896             101
   ING VP Index Plus MidCap                                           9,240          3,466             852              62
   ING VP Index Plus SmallCap                                         8,715          4,883             854             227
   ING VP Small Company                                                 251             37               -               -
   ING VP Value Opportunity                                           1,251            169             314              15
ING Variable Products Trust:
   ING VP Convertible                                                 1,096            187             195               3
   ING VP Growth Opportunities                                       10,173          2,384           7,080           1,675
   ING VP International Value                                            53              1               -               -
   ING VP Large Company Value                                         1,376            372             442             291
   ING VP LargeCap Growth                                             1,869          1,053             538               8
   ING VP MagnaCap                                                   13,443          3,846           5,521             131
   ING VP MidCap Opportunities                                           16              -               -               -
   ING VP SmallCap Opportunities                                     31,124          1,969          20,495           5,437
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                                  63,673         40,543           3,684           1,338
   INVESCO VIF - Health Sciences                                     83,757         58,204          13,606           2,751
   INVESCO VIF - Leisure                                              7,516          1,277               -               -
   INVESCO VIF - Utilities                                            8,167            944           1,085             117
Janus Aspen Series:
   Janus Aspen Series Balanced                                          565             37               -               -
   Janus Aspen Series Flexible Income                                   276              3               -               -
   Janus Aspen Series Growth                                            225              1               -               -
   Janus Aspen Series Worldwide Growth                              104,529        101,442           1,300              62

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                                      $ 274            $24             $ -             $ -
   Oppenheimer Strategic Bond                                            53             36               -               -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                                                 217,839        126,620         187,456         101,450
   PIMCO StocksPLUS Growth and Income                                92,182         97,761          78,983          54,922
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                                            200              1               -               -
   Pioneer Fund VCT                                                  27,454          6,810           2,403             151
   Pioneer Mid-Cap Value VCT                                         69,537         13,624           5,058              16
   Pioneer Small Company VCT                                          3,491            398             978              82
ProFunds VP:
   ProFund VP Bull                                                  114,057         95,299          41,559          20,550
   ProFund VP Europe 30                                             318,634        307,100         179,473         169,046
   ProFund VP Small-Cap                                             321,292        294,784         202,340         180,975
Prudential Series Fund, Inc.:
   Prudential Jennison                                              223,318        215,947         161,864         120,999
   Prudential SP Jennison International Growth                       44,081         36,323          72,009          60,714
Putnam Variable Trust:
   Putnam VT Growth and Income                                        1,662            172             456              13
   Putnam VT International Growth and Income                          3,063            261             625              33
   Putnam VT Voyager II                                               1,601             94             539               8
Travelers Series Fund Inc.:
   Smith Barney High Income                                              82             38              51              62
   Smith Barney International All Cap Growth                              4             26               4              19
   Smith Barney Large Cap Value                                          19             54              30              71
   Smith Barney Money Market                                              2             80             194             129
UBS Series Trust:
   UBS Tactical Allocation                                            1,316            240             794              49

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



6. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2002 and 2001 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract). All of the units issued for the GCG Trust Market Manager Division resulted from such updates.


                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust:
   All Cap                                        14,295,321    10,877,332     3,417,989     20,782,291    4,029,958   16,752,333
   All Cap Advisor                                    18,492             -        18,492              -            -            -
   Asset Allocation Growth                         2,524,223     1,691,382       832,841      5,576,656      359,275    5,217,381
   Capital Growth                                 12,673,641    14,350,360    (1,676,719)     9,170,101    7,646,399    1,523,702
   Capital Growth Advisor                              3,459             -         3,459              -            -            -
   Capital Guardian Small Cap                     31,167,383    33,693,558    (2,526,175)    12,516,724   12,352,679      164,045
   Capital Guardian Small Cap Advisor                 14,125             -        14,125              -            -            -
   Core Bond                                      58,286,404    59,112,337      (825,933)    32,782,567   28,723,840    4,058,727
   Core Bond Advisor                                  32,995            27        32,968              -            -            -
   Developing World                               31,632,928     7,268,250    24,364,678      9,464,453    3,028,846    6,435,607
   Developing World Advisor                           96,894           124        96,770              -            -            -
   Diversified Mid-Cap                            38,357,135    38,795,832      (438,697)    77,143,940   74,214,198    2,929,742
   Diversified Mid-Cap Advisor                         8,162             3         8,159              -            -            -
   Emerging Markets                                8,678,192     2,364,577     6,313,615      6,501,025    1,269,887    5,231,138
   Equity Growth                                      23,763           590        23,173              -            -            -
   Equity Growth Advisor                                   -             -             -      7,053,917    9,615,850   (2,561,933)
   Equity Income                                     715,898       157,257       558,641              -            -            -
   Equity Income Advisor                              47,562             -        47,562              -            -            -
   Equity Opportunity                             10,707,624     7,860,701     2,846,923     11,244,435    5,753,173    5,491,262
   Equity Opportunity Advisor                         68,680         3,462        65,218              -            -            -
   Focus Value                                       927,802       217,748       710,054              -            -            -
   Focus Value Advisor                                 4,735             -         4,735              -            -            -
   Fully Managed                                  16,893,498     5,743,297    11,150,201     15,753,519    5,774,203    9,979,316
   Fully Managed Advisor                              92,813         3,431        89,382              -            -            -
   Fundamental Growth Focus                          412,537        67,974       344,563              -            -            -
   Fundamental Growth Advisor                         11,445             7        11,438              -            -            -
   Global Franchise                                2,512,607       851,207     1,661,400              -            -            -
   Global Franchise Advisor                           78,879         4,514        74,365              -            -            -
   Growth                                         88,418,811   101,385,523   (12,966,712)    56,738,599   57,342,210     (603,611)
   Growth Advisor                                      9,416             -         9,416              -            -            -
   Hard Assets                                     8,767,576     6,176,025     2,591,551      1,479,521    1,669,257     (189,736)
   Hard Assets Advisor                                 9,841             -         9,841              -            -            -
   International Enhanced EAFE                     2,304,452     1,696,647       607,805              -            -            -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust (continued):
   International Enhanced EAFE Advisor                16,921            29        16,892              -            -            -
   International Equity                           88,470,226    88,235,675       234,551    140,797,564  141,233,941     (436,377)
   International Equity Advisor                       25,956             3        25,953              -            -            -
   Internet Tollkeeper                             3,969,315     1,909,841     2,059,474        867,730      158,666      709,064
   Internet Tollkeeper Advisor                         5,119             -         5,119              -            -            -
   Investors                                       5,380,431     2,510,400     2,870,031      8,174,409    1,445,937    6,728,472
   Investors Advisor                                  30,514            17        30,497              -            -            -
   J.P. Morgan Fleming Small Cap Equity            1,450,310       238,479     1,211,831              -            -            -
   J.P. Morgan Fleming Small Cap Advisor              53,904             3        53,901              -            -            -
   Janus Growth and Income                        11,879,305     3,750,330     8,128,975     10,214,159    1,007,740    9,206,419
   Janus Growth and Income Advisor                    60,374             -        60,374              -            -            -
   Large Cap Value                                22,131,127    10,157,539    11,973,588     21,298,417    3,032,221   18,266,196
   Large Cap Value Advisor                            32,499             -        32,499              -            -            -
   Limited Maturity Bond                          19,089,421    10,093,155     8,996,266     21,094,466   13,022,965    8,071,501
   Liquid Asset                                  432,718,159   435,462,419    (2,744,260)   406,837,337  381,974,408   24,862,929
   Liquid Asset Advisor                              376,779       196,446       180,333              -            -            -
   Managed Global                                 29,219,248    27,211,114     2,008,134     57,913,358   54,827,286    3,086,072
   Managed Global Advisor                              4,848             -         4,848              -            -            -
   Market Manager                                          -             -             -              -      238,516     (238,516)
   Mid-Cap Growth                                 37,536,301    39,509,334    (1,973,033)    26,837,412   24,939,789    1,897,623
   Mid-Cap Growth Advisor                             56,277             2        56,275              -            -            -
   Real Estate                                     6,070,387     3,723,970     2,346,417      3,276,661    2,545,459      731,202
   Real Estate Advisor                                28,719             3        28,716              -            -            -
   Research                                       14,355,356    17,693,135    (3,337,779)    11,109,168   10,124,605      984,563
   Research Advisor                                   33,623             -        33,623              -            -            -
   Special Situations                              2,057,335     1,380,067       677,268      3,020,279      751,676    2,268,603
   Special Situations Advisor                          5,773             -         5,773              -            -            -
   Strategic Equity                               39,062,471    42,593,565    (3,531,094)    18,048,284   19,375,073   (1,326,789)
   Strategic Equity Advisor                            8,044             -         8,044              -            -            -
   Total Return                                   17,689,754    11,652,054     6,037,700     16,341,446    6,826,503    9,514,943
   Total Return Advisor                              100,210         5,006        95,204              -            -            -
   Value Equity                                    8,835,743     8,086,769       748,974      7,284,108    5,650,995    1,633,113
   Value Equity Advisor                               12,051           923        11,128              -            -            -
   Van Kampen Growth and Income                    5,686,825     8,964,808    (3,277,983)     5,403,189    5,969,298     (566,109)
   Van Kampen Growth and Income Advisor              105,373         4,220       101,153              -            -            -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                2,175,335       948,298     1,227,037        339,548       16,457      323,091
   AIM V.I. Growth                                   129,633        51,493        78,140         42,954           57       42,897
   AIM V.I. Capital Appreciation                       3,701             -         3,701              -            -            -
   AIM V.I. Core Equity                                4,961             -         4,961              -            -            -
   AIM V.I. Premier Equity                            11,714             -        11,714              -            -            -
Alliance Variable Products Series Fund, Inc.
   Alliance Bernstein Value                          298,200        42,183       256,017         71,653       12,180       59,473
   Alliance Growth and Income                        585,752       114,322       471,430        181,005        8,620      172,385
   Alliance Premier Growth                           467,717       260,296       207,421        123,347        9,253      114,094


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                           8,076,321      4,495,778     3,580,543        80,283        5,508       74,775
   Fidelity(R)VIP Equity-Income                    8,251,501      5,400,874     2,850,627       214,691       11,435      203,256
   Fidelity(R)VIP Contrafund(R)                      540,071        148,494       391,577       171,166       49,255      121,911
   Fidelity(R)VIP Overseas                             1,171              -         1,171
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                 1,965             25         1,940             -            -            -
Greenwich Street Series Fund:
   Greenwich Appreciation                              4,624          4,584            40         2,637        6,303       (3,666)
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                         1,789         52,447       (50,658)       19,007       19,492         (485)
   Galaxy VIP Equity                                   2,539         15,793       (13,254)       11,685       17,902       (6,217)
   Galaxy VIP Growth and Income                          561          3,752        (3,191)        5,606       12,104       (6,498)
   Galaxy VIP High Quality Bond                        2,096          4,759        (2,663)        7,406        1,490        5,916
   Galaxy VIP Small Company Growth                     1,172          1,052           120         1,341          329        1,012
ING GET Fund:
   ING GET Fund - Series N                            43,042        189,804      (146,762)    3,305,373      296,325    3,009,048
   ING GET Fund - Series P                           772,618      1,720,085      (947,467)   15,403,642      127,730   15,275,912
   ING GET Fund - Series Q                        18,122,750      1,458,265    16,664,485       190,471            -      190,471
   ING GET Fund - Series R                        18,803,947      1,893,348    16,910,599             -            -            -
   ING GET Fund - Series S                        22,953,264      1,085,776    21,867,488             -            -            -
   ING GET Fund - Series T                        23,875,059        232,370    23,642,689             -            -            -
   ING GET Fund - Series U                           104,774              -       104,774             -            -            -
ING Partners, Inc.:
   ING Alger Growth                                    5,956              -         5,956             -            -            -
   ING American Century Small Cap Value                  215              -           215             -            -            -
   ING J.P. Morgan Mid Cap Value                         950             31           919             -            -            -
   ING MFS(R)Capital Opportunities (Initial Class)    39,538          6,696        32,842             -            -            -
   ING MFS(R)Capital Opportunities (Service Class)   169,917         39,170       130,747        79,584        1,274       78,310
   ING MFS(R)Global Growth                            10,569              -        10,569             -            -            -
   ING OpCap Balanced Value                            9,184            144         9,040             -            -            -
   ING PIMCO Total Return                             16,208              -        16,208             -            -            -
   ING Salomon Bros. Capital                          57,930          2,748        55,182             -            -            -
   ING Salomon Bros. Investors Value                     487              -           487             -            -            -
   ING Scudder International Growth                    1,232              -         1,232             -            -            -
   ING T. Rowe Price Growth Equity                    19,085              -        19,085             -            -            -
   ING UBS Tactical Asset Allocation                     297              -           297             -            -            -
   ING Van Kampen Comstock                           218,552          8,852       209,700             -            -            -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         4,884,109      2,447,811     2,436,298     3,791,068    1,563,623    2,227,445
ING VP Bond Portfolio:
   ING VP Bond                                     7,230,384      2,562,132     4,668,252             -            -            -
ING Variable Portfolios, Inc.:
   ING VP Growth                                       6,679            110         6,569             -            -            -
   ING VP Index Plus LargeCap                        989,798        442,688       547,110        99,176       12,643       86,533
   ING VP Index Plus MidCap                        1,075,901        467,221       608,680        90,604        7,688       82,916

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
   ING VP Index Plus SmallCap                      1,032,462       634,554       397,908         96,255       28,852       67,403
   ING VP Small Company                               27,484         6,772        20,712              -            -            -
   ING VP Value Opportunity                          162,657        30,086       132,571         34,696        1,645       33,051
ING Variable Products Trust:
   ING VP Convertible                                111,643        22,720        88,923         18,782          347       18,435
   ING VP Growth Opportunities                     1,984,390       760,395     1,223,995        931,175      259,800      671,375
   ING VP International Value                          5,020            82         4,938              -            -            -
   ING VP Large Company Value                        151,517        46,425       105,092         45,138       30,153       14,985
   ING VP LargeCap Growth                            281,373       173,739       107,634         56,377          733       55,644
   ING VP MagnaCap                                 1,873,780       706,779     1,167,001        632,349       53,590      578,759
   ING VP MidCap Opportunities                         1,700             -         1,700              -            -            -
   ING VP SmallCap Opportunities                   6,167,933     1,352,225     4,815,708      2,548,996      811,701    1,737,295
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                8,952,534     6,278,761     2,673,773        434,280      177,355      256,925
   INVESCO VIF - Health Sciences                  11,553,067     8,591,990     2,961,077      1,421,950      369,814    1,052,136
   INVESCO VIF - Leisure                           1,002,159       278,062       724,097              -            -            -
   INVESCO VIF - Utilities                         1,413,473       305,358     1,108,115        141,238       22,159      119,079
Janus Aspen Series:
   Janus Aspen Series Balanced                        57,501         3,830        53,671              -            -            -
   Janus Aspen Series Flexible Income                 25,934           170        25,764              -            -            -
   Janus Aspen Series Growth                          26,711            20        26,691              -            -            -
   Janus Aspen Series Worldwide Growth            13,323,220    12,946,666       376,554        146,938        8,275      138,663
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                      29,681         2,882        26,799              -            -            -
   Oppenheimer Strategic Bond                          5,028         3,500         1,528              -            -            -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                               27,197,895    19,409,516     7,788,379     21,217,537   13,988,901    7,228,636
   PIMCO StocksPLUS Growth and Income             13,357,877    14,285,763      (927,886)     8,925,373    7,365,612    1,559,761
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                          21,635            61        21,574              -            -            -
   Pioneer Fund VCT                                3,769,608     1,315,200     2,454,408        268,899       26,350      242,549
   Pioneer Mid-Cap Value VCT                       7,875,737     2,670,048     5,205,689        576,552       96,828      479,724
   Pioneer Small Company VCT                         431,876        92,472       339,404        107,907       10,101       97,806
ProFunds VP:
   ProFund VP Bull                                18,816,487    16,427,269     2,389,218      4,686,896    2,370,498    2,316,398
   ProFund VP Europe 30                           50,746,741    48,922,218     1,824,523     23,135,968   22,371,682      764,286
   ProFund VP Small-Cap                           44,254,935    41,001,972     3,252,963     21,972,144   19,853,663    2,118,481
Prudential Series Fund, Inc.:
   Prudential Jennison                            45,072,785    43,503,839     1,568,946     26,252,187   19,904,133    6,348,054
   Prudential SP Jennison International
      Growth                                      10,464,472     8,810,383     1,654,089     12,383,699   10,604,474    1,779,225
Putnam Variable Trust:
   Putnam VT Growth and Income                       199,811        27,845       171,966         50,302        2,090       48,212
   Putnam VT International Growth and Income         355,859        48,525       307,334         70,513        6,733       63,780
   Putnam VT Voyager II                              227,745        22,636       205,109         68,823        2,835       65,988


                                      109

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                               35         3,035        (3,000)            93        4,626       (4,533)
   Smith Barney International All Cap Growth              80         2,233        (2,153)           277        1,051         (774)
   Smith Barney Large Cap Value                          114         3,173        (3,059)             6        3,282       (3,276)
   Smith Barney Money Market                              16         6,191        (6,175)        15,005       10,129        4,876
UBS Series Trust:
   UBS Tactical Allocation                           165,483        32,046       133,437         89,352        5,615       83,737

                                      110

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2002 follows:

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP
Contracts in accumulation period:
DVA                                                                                   41,458.754   $8.65         $358,618
DVA Series 100                                                                         3,137.705    8.56           26,859
DVA Plus - Standard (pre February 2000)                                               94,490.061    8.59          811,670
DVA Plus - Standard (post January 2000 & post 2000)                                  355,697.642    8.57        3,048,329
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              3,519,149.243    8.55       30,088,726
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,205,675.709    8.54       35,916,471
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,646,986.989    8.51       14,015,859
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        957,911.527    8.50        8,142,248
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,505,988.275    8.49       12,785,840
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    3,652,427.624    8.47       30,936,062
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,438,659.230    8.46       12,171,057
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,308,447.252    8.45       27,956,379
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           5,615,264.398    8.42       47,280,526
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,104.907    8.41           26,112
Access - Annual Ratchet (post April 2001)                                            186,268.904    8.39        1,562,796
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 892,250.465    8.37        7,468,136

                                      111

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP (CONTINUED)
Access - 7% Solution (post April 2001)                                               142,957.557   $8.36       $1,195,125
Access  - Max 7 (post April 2001)                                                    381,029.823    8.34        3,177,789
ES II - Max 7 (post 2000), Generations - Max 7                                       915,050.379    8.44        7,723,025
Landmark - 7% Solution                                                               294,227.794    8.40        2,471,513
Value                                                                                 71,708.265    8.68          622,428
                                                                                -----------------        -----------------
                                                                                  29,231,892.503             $247,785,568
                                                                                =================        =================

GCG TRUST ALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,130.121   $9.53          $29,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   75.548    9.53              720
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,247.033    9.53           21,414
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            8,123.878    9.52           77,339
ES II - Max 7 (post 2000), Generations - Max 7                                         4,915.691    9.52           46,797
                                                                                -----------------        -----------------
                                                                                      18,492.271                 $176,100
                                                                                =================        =================

GCG TRUST ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                    2,027.410   $7.33          $14,861
DVA Plus - Standard (pre February 2000)                                               26,126.263    7.29          190,460
DVA Plus - Standard (post January 2000 & post 2000)                                   70,920.996    7.28          516,305
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                660,455.843    7.26        4,794,909
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,194,266.289    7.25        8,658,431
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          169,483.674    7.24        1,227,062

                                      112

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ASSET ALLOCATION GROWTH (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        187,063.134   $7.23       $1,352,466
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             337,704.673    7.22        2,438,228
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      501,198.187    7.21        3,613,639
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          446,755.295    7.20        3,216,638
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    987,291.899    7.20        7,108,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,284,001.843    7.18        9,219,133
Access - Annual Ratchet (post April 2001)                                             51,903.335    7.16          371,628
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 224,828.378    7.15        1,607,523
Access - 7% Solution (post April 2001)                                                31,656.908    7.14          226,030
Access  - Max 7 (post April 2001)                                                     69,349.514    7.12          493,769
ES II - Max 7 (post 2000), Generations - Max 7                                       241,486.345    7.19        1,736,287
Landmark - 7% Solution                                                                48,142.273    7.16          344,699
Value                                                                                 16,589.694    7.35          121,934
                                                                                -----------------        -----------------
                                                                                   6,551,251.953              $47,252,504
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                 1,607.870  $10.52          $16,915
DVA                                                                                  153,146.430   10.37        1,588,128
DVA Series 100                                                                         8,227.787   10.13           83,347
DVA Plus - Standard (pre February 2000)                                              380,316.760   10.20        3,879,231
DVA Plus - Standard (post January 2000 & post 2000)                                  142,766.855   10.17        1,451,939
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,368,760.600   10.10       54,224,482
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,918,853.410   10.06       19,303,665

                                      113

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,478,808.490   $9.99      $44,743,297
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        749,731.689    9.96        7,467,328
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             481,010.436    9.92        4,771,624
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,139,683.548    9.89       60,721,470
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,585.888    9.86        6,079,537
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,761,535.292    9.82       17,298,277
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,863,527.950    9.76       18,188,033
Access - Annual Ratchet (post April 2001)                                             30,974.973    9.66          299,218
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 184,178.500    9.62        1,771,797
Access - 7% Solution (post April 2001)                                                58,702.850    9.59          562,960
Access  - Max 7 (post April 2001)                                                     67,393.152    9.52          641,583
ES II - Max 7 (post 2000), Generations - Max 7                                       249,302.116    9.79        2,440,668
Landmark - 7% Solution                                                                56,387.454    9.69          546,394
Value                                                                                 65,321.974   10.45          682,615
                                                                                -----------------        -----------------
                                                                                  24,776,824.024             $246,762,508
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  1,843.350  $10.46          $19,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 341.182   10.45            3,565

                                      114

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,840.247  $10.45          $71,481
ES II - Max 7 (post 2000), Generations - Max 7                                         5,100.584   10.45           53,301
                                                                                -----------------        -----------------
                                                                                      14,125.363                 $147,628
                                                                                =================        =================
GCG TRUST CAPITAL GUARDIAN SMALL CAP
Currently payable annuity products:
DVA                                                                                    2,297.593  $13.52          $31,063
Contracts in accumulation period:
DVA 80                                                                                14,858.695   13.71          203,713
DVA                                                                                  214,874.378   13.52        2,905,102
DVA Series 100                                                                        13,572.305   13.18          178,883
DVA Plus - Standard (pre February 2000)                                              343,421.977   13.28        4,560,644
DVA Plus - Standard (post January 2000 & post 2000)                                  235,631.961   13.23        3,117,411
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,592,780.344   13.14       73,489,134
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,987,430.595   13.09       39,105,466
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,048,976.100   13.00       52,636,689
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,000,666.713   12.95       12,958,634
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             874,016.460   12.91       11,283,552
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,163,677.792   12.86       53,544,896
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          857,077.537   12.82       10,987,734
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,319,409.725   12.77       29,618,862

                                      115

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GUARDIAN SMALL CAP (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,389,035.932  $12.68      $30,292,976
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,453.358   12.64           18,370
Access - Annual Ratchet (post April 2001)                                             61,290.156   12.55          769,191
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 350,648.747   12.50        4,383,109
Access - 7% Solution (post April 2001)                                                54,701.732   12.46          681,584
Access  - Max 7 (post April 2001)                                                     69,007.571   12.37          853,624
ES II - Max 7 (post 2000), Generations - Max 7                                       518,748.741   12.73        6,603,671
Landmark - 7% Solution                                                               123,957.985   12.59        1,560,631
Access One                                                                             1,141.000   14.00           15,974
Value                                                                                100,785.890   13.61        1,371,696
                                                                                -----------------        -----------------
                                                                                  26,339,463.287             $341,172,609
                                                                                =================        =================

GCG TRUST CAPITAL GUARDIAN SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  5,340.969   $9.73          $51,968
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            1,152.595    9.72           11,203
ES II - Max 7 (post 2000), Generations - Max 7                                        26,474.859    9.72          257,336
                                                                                -----------------        -----------------
                                                                                      32,968.423                 $320,507
                                                                                =================        =================

GCG TRUST CORE BOND
Contracts in accumulation period:
DVA 80                                                                                   753.424  $13.35          $10,058
DVA                                                                                   90,062.736   13.13        1,182,524
DVA Series 100                                                                           738.171   12.76            9,419
DVA Plus - Standard (pre February 2000)                                              223,688.583   12.87        2,878,872
DVA Plus - Standard (post January 2000 & post 2000)                                  284,926.081   12.81        3,649,903
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,410,374.581   12.71       56,055,861
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,516,489.676   12.65       57,133,594
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,142,594.793   12.55       26,889,565

                                      116

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      689,474.728    $12.49      $8,611,539
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,936,105.724     12.44      24,085,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  4,423,425.565     12.39      54,806,243
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                      1,446,384.844     12.34      17,848,389
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                3,457,226.108     12.29      42,489,309
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         5,600,336.870     12.19      68,268,106
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                       32,107.716     12.13         389,467
Access - Annual Ratchet (post April 2001)                                          134,069.579     12.03       1,612,857
Access - Max 5.5 (post April 2001), Landmark - Max 7                               836,450.736     11.98      10,020,680
Access - 7% Solution (post April 2001)                                             299,610.090     11.93       3,574,348
Access  - Max 7 (post April 2001)                                                  390,105.072     11.83       4,614,943
ES II - Max 7 (post 2000), Generations - Max 7                                   1,325,734.470     12.24      16,226,990
Landmark - 7% Solution                                                             529,439.956     12.08       6,395,635
Value                                                                               71,442.238     13.24         945,895
VA Option I                                                                        161,643.514     13.19       2,132,078
VA Option II                                                                       104,350.003     12.86       1,341,941
VA Option III                                                                       78,978.140     12.70       1,003,022
VA Bonus Option I                                                                  410,566.626     12.65       5,193,668
VA Bonus Option II                                                                 238,795.640     12.34       2,946,738
VA Bonus Option III                                                                280,007.129     12.18       3,410,487
SmartDesign Advantage Option I                                                      41,826.052     11.89         497,312
SmartDesign Advantage Option II                                                     33,654.867     11.69         393,425
SmartDesign Advantage Option III                                                    27,833.585     11.55         321,478
Rollover Choice Option I                                                            11,209.365     13.41         150,318
Rollover Choice Option II                                                            7,405.249     13.19          97,675
                                                                                ---------------          ----------------
                                                                                34,237,811.911              $425,187,494
                                                                                ===============          ================

GCG TRUST CORE BOND ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               27,862.818    $10.26        $285,873

                                      117

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND ADVISOR  (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              4,219.045    $10.26        $43,287
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,367.528     10.25         65,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         48,272.777     10.25        494,796
ES II - Max 7 (post 2000), Generations - Max 7                                      10,048.284     10.24        102,894
                                                                                ---------------          ---------------
                                                                                    96,770.452                 $992,117
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                 12,255.773     $6.36        $77,947
Contracts in accumulation period:
DVA 80                                                                              14,178.783      6.42         91,028
DVA                                                                                475,932.987      6.36      3,026,934
DVA Series 100                                                                      18,313.765      6.25        114,461
DVA Plus - Standard (pre February 2000)                                            207,165.986      6.28      1,301,002
DVA Plus - Standard (post January 2000 & post 2000)                                144,724.137      6.26        905,973
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,925,891.221      6.23     11,998,302
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,365,017.451      6.22      8,490,409
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,372,716.295      6.19      8,497,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      474,427.290      6.17      2,927,216
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           249,735.938      6.16      1,538,373

                                      118

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DEVELOPING WORLD (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,283,289.404     $6.14     $7,879,397
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        256,922.106      6.13      1,574,933
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  690,414.368      6.11      4,218,432
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           847,173.047      6.08      5,150,812
Access - Annual Ratchet (post April 2001)                                           45,608.548      6.04        275,476
Access - Max 5.5 (post April 2001), Landmark - Max 7                                87,622.124      6.02        527,485
Access - 7% Solution (post April 2001)                                              14,127.458      6.01         84,906
Access  - Max 7 (post April 2001)                                                   39,283.433      5.98        234,915
ES II - Max 7 (post 2000), Generations - Max 7                                      89,889.364      6.10        548,325
Landmark - 7% Solution                                                              40,885.379      6.05        247,357
Value                                                                               46,745.779      6.39        298,706
                                                                                ---------------          ---------------
                                                                                 9,702,320.636              $60,009,503
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  520.886     $9.71         $5,058
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,949.670      9.70         57,712
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            504.135      9.70          4,890
ES II - Max 7 (post 2000), Generations - Max 7                                       1,184.808      9.70         11,493
                                                                                ---------------          ---------------
                                                                                     8,159.499                  $79,153
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP Contracts in accumulation period:
DVA                                                                                 14,377.938     $7.30       $104,959
DVA Series 100                                                                         547.871      7.24          3,967
DVA Plus - Standard (pre February 2000)                                             52,084.982      7.26        378,137
DVA Plus - Standard (post January 2000 & post 2000)                                107,226.771      7.25        777,394
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,436,693.678      7.23     10,387,295

                                      119

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,947,601.094     $7.22    $14,061,680
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        504,098.037      7.21      3,634,547
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      239,616.364      7.20      1,725,238
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           877,091.558      7.19      6,306,288
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,210,498.995      7.18      8,691,383
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        839,243.527      7.17      6,017,376
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,611,467.331      7.17     11,554,221
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,302,130.917      7.15     16,460,236
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        1,418.819      7.14         10,130
Access - Annual Ratchet (post April 2001)                                           78,293.863      7.12        557,452
Access - Max 5.5 (post April 2001), Landmark - Max 7                               492,026.422      7.12      3,503,228
Access - 7% Solution (post April 2001)                                              74,631.497      7.11        530,630
Access  - Max 7 (post April 2001)                                                  181,302.263      7.09      1,285,433
ES II - Max 7 (post 2000), Generations - Max 7                                     532,775.028      7.16      3,814,669
Landmark - 7% Solution                                                             163,816.671      7.13      1,168,013
Value                                                                               28,075.151      7.31        205,229
                                                                                ---------------          ---------------
                                                                                12,695,018.777              $91,177,505
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP ADVISOR Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                5,407.942     $9.48        $51,267

                                      120

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                432.092     $9.48         $4,096
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               243.004      9.47          2,301
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         12,952.240      9.47        122,658
ES II - Max 7 (post 2000), Generations - Max 7                                       4,137.894      9.47         39,186
                                                                                ---------------          ---------------
                                                                                    23,173.172                 $219,508
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH Contracts in accumulation period:
DVA                                                                                  3,698.022     $7.84        $28,992
DVA Plus - Standard (pre February 2000)                                              2,799.601      7.83         21,921
DVA Plus - Standard (post January 2000 & post 2000)                                 10,978.003      7.83         85,958
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              124,180.866      7.82        971,094
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            115,969.157      7.82        906,879
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         36,456.517      7.81        284,725
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       16,317.558      7.81        127,440
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,455.347      7.81        222,236
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     62,875.801      7.81        491,060
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         20,987.840      7.80        163,705

                                      121

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   37,951.928     $7.80       $296,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            67,606.323      7.79        526,653
Access - Max 5.5 (post April 2001), Landmark - Max 7                                10,421.530      7.78         81,080
Access  - Max 7 (post April 2001)                                                      852.028      7.78          6,629
ES II - Max 7 (post 2000), Generations - Max 7                                      10,170.532      7.80         79,330
Landmark - 7% Solution                                                               8,348.943      7.79         65,038
Value                                                                                  571.100      7.85          4,483
                                                                                ---------------          ---------------
                                                                                   558,641.096               $4,363,248
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  500.893     $9.64         $4,829
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            15,788.036      9.63        152,039
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          2,058.799      9.63         19,826
ES II - Max 7 (post 2000), Generations - Max 7                                      29,214.728      9.63        281,338
                                                                                ---------------          ---------------
                                                                                    47,562.456                 $458,032
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                               1,348.359    $22.22        $29,661
DVA                                                                                 25,612.255     21.61        553,481
Contracts in accumulation period:
DVA 80                                                                             121,213.832     22.22      2,693,671
DVA                                                                              2,051,786.851     21.61     44,339,114
DVA Series 100                                                                      32,304.604     20.57        664,506
DVA Plus - Standard (pre February 2000)                                            255,606.846     20.89      5,339,627
DVA Plus - Standard (post January 2000 & post 2000)                                159,632.560     20.72      3,307,587
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,796,771.768     20.45     57,193,983
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          2,137,260.309     20.28     43,343,639

                                      122

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,226,227.787    $20.03    $44,591,343
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      375,190.550     19.86      7,451,284
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           814,591.599     19.72     16,063,746
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,360,009.304     19.58     65,788,982
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        773,224.228     19.44     15,031,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,769,553.969     19.30     34,152,392
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,273,204.350     19.03     43,259,079
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          192.692     18.90          3,642
Access - Annual Ratchet (post April 2001)                                           69,736.079     18.63      1,299,183
Access - Max 5.5 (post April 2001), Landmark - Max 7                               425,111.213     18.50      7,864,557
Access - 7% Solution (post April 2001)                                              90,035.804     18.37      1,653,958
Access  - Max 7 (post April 2001)                                                   94,236.389     18.11      1,706,621
ES II - Max 7 (post 2000), Generations - Max 7                                     479,847.384     19.17      9,198,674
Landmark - 7% Solution                                                             151,475.992     18.76      2,841,690
Access One                                                                             875.000     23.18         20,283
Value                                                                               60,096.515     21.92      1,317,316
                                                                                ---------------          ---------------
                                                                                20,545,146.239             $409,709,498
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               14,864.732     $9.83       $146,120
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,285.717      9.82        179,566

                                      123

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         21,139.474     $9.82       $207,590
ES II - Max 7 (post 2000), Generations - Max 7                                      10,928.226      9.81        107,206
                                                                                ---------------          ---------------
                                                                                    65,218.149                 $640,482
                                                                                ===============          ===============

GCG TRUST EQUITY OPPORTUNITY
Currently payable annuity products:
DVA                                                                                 14,478.487    $15.71       $227,457
Contracts in accumulation period:
DVA 80                                                                              15,404.039     16.05        247,235
DVA                                                                              1,154,948.305     15.71     18,144,238
DVA Series 100                                                                      16,405.052     15.12        248,044
DVA Plus - Standard (pre February 2000)                                            284,899.727     15.31      4,361,815
DVA Plus - Standard (post January 2000 & post 2000)                                184,671.967     15.21      2,808,861
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,929,610.455     15.06     44,119,933
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,951,375.489     14.96     29,192,577
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,915,535.853     14.82     43,208,241
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      692,996.783     14.72     10,200,913
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           479,670.392     14.64      7,022,375
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,453,225.380     14.56     50,278,962
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        577,200.232     14.48      8,357,859
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,643,361.524     14.41     23,680,840

                                      124

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY OPPORTUNITY (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,091,212.810     $14.25    $29,799,783
Access - Annual Ratchet (post April 2001)                                             41,941.988      14.02        588,027
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 132,555.663      13.94      1,847,826
Access - 7% Solution (post April 2001)                                                34,165.539      13.87        473,876
Access  - Max 7 (post April 2001)                                                     61,196.435      13.72        839,615
ES II - Max 7 (post 2000), Generations - Max 7                                       263,932.617      14.33      3,782,154
Landmark - 7% Solution                                                                44,959.241      14.10        633,925
Value                                                                                 56,140.426      15.88        891,510
                                                                                -----------------           ---------------
                                                                                  19,039,888.404              $280,956,066
                                                                                =================           ===============

GCG TRUST EQUITY OPPORTUNITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                    169.464      $9.75         $1,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,428.703       9.74         23,656
ES II - Max 7 (post 2000), Generations - Max 7                                           860.908       9.74          8,385
                                                                                -----------------           ---------------
                                                                                       3,459.075                   $33,693
                                                                                =================           ===============

GCG TRUST FOCUS VALUE Contracts in accumulation period:
DVA Series 100                                                                           403.111      $8.37         $3,374
DVA Plus - Standard (post January 2000 & post 2000)                                       88.979       8.38            746
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 93,267.838       8.37        780,652
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               91,570.714       8.37        766,447
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           69,302.448       8.36        579,368
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         22,197.693       8.36        185,573
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              36,243.979       8.36        303,000

                                      125

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FOCUS VALUE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     94,260.227     $8.35       $787,073
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         16,518.844      8.35        137,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   53,879.191      8.35        449,891
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            94,082.902      8.34        784,651
Access - Annual Ratchet (post April 2001)                                            5,396.319      8.33         44,951
Access - Max 5.5 (post April 2001), Landmark - Max 7                                15,877.599      8.33        132,260
Access - 7% Solution (post April 2001)                                              20,649.316      8.33        172,009
Access  - Max 7 (post April 2001)                                                    8,470.384      8.32         70,474
ES II - Max 7 (post 2000), Generations - Max 7                                      84,874.579      8.35        708,703
Landmark - 7% Solution                                                               1,398.706      8.34         11,665
Value                                                                                1,571.082      8.40         13,197
                                                                                ---------------          ---------------
                                                                                   710,053.911               $5,931,966
                                                                                ===============          ===============

GCG TRUST FOCUS VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               222.890    $10.17         $2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,252.965     10.16         12,730
ES II - Max 7 (post 2000), Generations - Max 7                                       3,259.390     10.16         33,115
                                                                                ---------------          ---------------
                                                                                     4,735.245                  $48,112
                                                                                ===============          ===============

GCG TRUST FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                 476.959    $30.37        $14,885
DVA                                                                                 17,327.473     29.53        511,680
Contracts in accumulation period:
DVA 80                                                                              46,348.529     30.37      1,407,205
DVA                                                                              1,134,176.173     29.53     33,492,223
DVA Series 100                                                                      21,165.295     28.11        594,956
DVA Plus - Standard (pre February 2000)                                            435,649.731     28.55     12,437,800
DVA Plus - Standard (post January 2000 & post 2000)                                281,689.371     28.32      7,977,443
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            5,326,018.141     27.96    148,915,467

                                      126

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             4,380,116.820    $27.72    $121,416,838
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         4,093,955.209     27.37     112,051,554
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         639,976.992     27.14      17,368,976
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,232,631.081     26.95      33,219,408
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     5,387,390.525     26.76     144,166,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,345,841.222     26.57      35,759,001
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          3,716,909.826     26.38      98,052,081
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            3,927,374.682     26.01     102,151,015
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          12,094.796     25.83         312,409
Access - Annual Ratchet (post April 2001)                                             122,475.644     25.46       3,118,230
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  442,656.923     25.28      11,190,367
Access - 7% Solution (post April 2001)                                                164,221.185     25.10       4,121,952
Access  - Max 7 (post April 2001)                                                     217,796.256     24.75       5,390,457
ES II - Max 7 (post 2000), Generations - Max 7                                      1,256,046.260     26.20      32,908,412
Landmark - 7% Solution                                                                232,111.293     25.65       5,953,655
Value                                                                                  90,281.116     29.95       2,703,919
                                                                                 -----------------          ----------------
                                                                                   34,524,731.502              $935,236,503
                                                                                 =================          ================

GCG TRUST FULLY MANAGED ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         8,749.639    $10.01         $87,584

                                      127

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,656.240   $10.01        $16,579
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,784.255    10.00        117,843
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           51,407.699    10.00        514,077
ES II - Max 7 (post 2000), Generations - Max 7                                        15,783.663     9.99        157,679
                                                                                 ----------------         ---------------
                                                                                      89,381.496                $893,762
                                                                                 ================         ===============

GCG TRUST FUNDAMENTAL GROWTH FOCUS
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 & post 2000)                                    4,821.861    $7.98        $38,478
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       44,772.613     7.97        356,838
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               27,663.603     7.97        220,479
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           18,057.041     7.97        143,915
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            754.698     7.96          6,007
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              60,486.886     7.96        481,476
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       44,257.084     7.96        352,286
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           16,838.025     7.96        134,031
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            27,465.089     7.95        218,347

                                      128

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FUNDAMENTAL GROWTH FOCUS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              62,915.346   $7.95     $500,177
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   8,896.164    7.94       70,636
Access - 7% Solution (post April 2001)                                                   297.033    7.93        2,355
ES II - Max 7 (post 2000), Generations - Max 7                                        26,080.260    7.95      207,338
Landmark - 7% Solution                                                                 1,011.739    7.94        8,033
Value                                                                                    246.288    8.00        1,970
                                                                                 ----------------        -------------
                                                                                     344,563.730           $2,742,366
                                                                                 ================        =============

GCG TRUST FUNDAMENTAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,049.598   $9.45      $38,269
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,209.274    9.44       58,616
ES II - Max 7 (post 2000), Generations - Max 7                                         1,178.801    9.44       11,128
                                                                                 ----------------        -------------
                                                                                      11,437.673             $108,013
                                                                                 ================        =============

GCG TRUST GLOBAL FRANCHISE
Contracts in accumulation period:
DVA 80                                                                                 1,187.427   $8.88      $10,544
DVA                                                                                      640.174    8.87        5,678
DVA Plus - Standard (pre February 2000)                                               11,623.141    8.86      102,981
DVA Plus - Standard (post January 2000 & post 2000)                                   23,085.952    8.85      204,311
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      220,958.044    8.85    1,955,479
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              255,200.584    8.84    2,255,973
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          135,600.201    8.84    1,198,706
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         27,705.332    8.83      244,638

                                      129

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GLOBAL FRANCHISE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              136,897.046   $8.83     $1,208,801
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       222,557.194    8.83      1,965,180
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            53,322.828    8.83        470,841
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            133,793.649    8.82      1,180,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              201,785.907    8.82      1,779,752
Access - Annual Ratchet (post April 2001)                                               5,968.492    8.81         52,582
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   40,257.987    8.80        354,270
Access - 7% Solution (post April 2001)                                                  1,758.151    8.80         15,472
Access  - Max 7 (post April 2001)                                                      34,645.719    8.80        304,882
ES II - Max 7 (post 2000), Generations - Max 7                                        130,191.636    8.82      1,148,290
Landmark - 7% Solution                                                                 14,613.060    8.81        128,741
Value                                                                                   9,607.419    8.88         85,314
                                                                                 -----------------        ---------------
                                                                                    1,661,399.943            $14,672,495
                                                                                 =================        ===============

GCG TRUST GLOBAL FRANCHISE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        29,031.188   $9.52       $276,377
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   412.034    9.52          3,923
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,167.197    9.51         11,100
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            26,238.388    9.51        249,527
ES II - Max 7 (post 2000), Generations - Max 7                                         17,515.525    9.51        166,573
                                                                                 -----------------        ---------------
                                                                                       74,364.332               $707,500
                                                                                 =================        ===============

                                      130

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH
Contracts in accumulation period:
DVA 80                                                                                 12,857.714  $10.95      $140,792
DVA                                                                                   368,583.831   10.81     3,984,391
DVA Series 100                                                                         10,762.408   10.55       113,543
DVA Plus - Standard (pre February 2000)                                               566,759.980   10.62     6,018,991
DVA Plus - Standard (post January 2000 & post 2000)                                   445,014.880   10.59     4,712,708
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    12,372,394.796   10.52   130,157,593
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             5,599,656.965   10.48    58,684,405
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         8,151,063.532   10.41    84,852,571
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       2,302,846.613   10.37    23,880,519
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,434,608.045   10.34    14,833,847
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    11,094,010.020   10.30   114,268,303
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,379,115.515   10.27    14,163,516
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          4,731,610.364   10.23    48,404,374
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            4,149,073.607   10.16    42,154,588
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           1,801.069   10.13        18,245
Access - Annual Ratchet (post April 2001)                                              60,336.832   10.06       606,989
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  311,442.281   10.02     3,120,652
Access - 7% Solution (post April 2001)                                                 62,459.653    9.99       623,972
Access  - Max 7 (post April 2001)                                                     134,109.863    9.92     1,330,370
ES II - Max 7 (post 2000), Generations - Max 7                                        464,260.700   10.20     4,735,459

                                      131

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH (CONTINUED)
Landmark - 7% Solution                                                                149,093.481  $10.09     $1,504,353
Access One                                                                                808.000   11.18          9,033
Value                                                                                 151,569.894   10.88      1,649,080
                                                                                 -----------------        ---------------
                                                                                   53,954,240.043           $559,968,294
                                                                                 =================        ===============

GCG TRUST GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         4,337.665   $9.78        $42,422
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                2,872.645    9.77         28,066
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             2,205.411    9.76         21,525
                                                                                 -----------------        ---------------
                                                                                        9,415.721                $92,013
                                                                                 =================        ===============

GCG TRUST HARD ASSETS
Currently payable annuity products:
DVA                                                                                     1,451.663  $14.85        $21,557
Contracts in accumulation period:
DVA 80                                                                                 35,342.359   15.27        539,678
DVA                                                                                   217,667.924   14.85      3,232,369
DVA Series 100                                                                         11,963.287   14.13        169,041
DVA Plus - Standard (pre February 2000)                                                64,493.201   14.35        925,477
DVA Plus - Standard (post January 2000 & post 2000)                                    36,131.929   14.23        514,157
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       575,255.091   14.05      8,082,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               436,184.996   13.94      6,080,419
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           561,649.827   13.76      7,728,302
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          62,770.602   13.64        856,191

                                      132

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST HARD ASSETS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              108,459.704    $13.55    $1,469,629
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       968,858.495     13.45    13,031,147
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           120,307.849     13.36     1,607,313
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            302,601.665     13.26     4,012,498
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              932,326.908     13.08    12,194,836
Access - Annual Ratchet (post April 2001)                                              23,531.967     12.80       301,209
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   43,248.118     12.71       549,684
Access - 7% Solution (post April 2001)                                                 11,014.885     12.62       139,008
Access  - Max 7 (post April 2001)                                                      23,773.123     12.44       295,738
ES II - Max 7 (post 2000), Generations - Max 7                                        389,188.424     13.17     5,125,612
Landmark - 7% Solution                                                                 14,039.187     12.89       180,965
Access One                                                                             14,311.339     15.93       227,980
Value                                                                                  31,695.351     15.06       477,332
                                                                                 -----------------          --------------
                                                                                    4,986,267.894             $67,762,476
                                                                                 =================          ==============

GCG TRUST HARD ASSETS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         1,119.434     $9.83       $11,004
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                    25.690      9.83           253
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                  239.543      9.82         2,352
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,945.259      9.82        78,022
ES II - Max 7 (post 2000), Generations - Max 7                                            511.225      9.82         5,020
                                                                                 -----------------          --------------
                                                                                        9,841.151                 $96,651
                                                                                 =================          ==============


                                      133

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE
Contracts in accumulation period:
DVA                                                                                    2,423.918      $8.25       $19,997
DVA Plus - Standard (pre February 2000)                                                4,118.741       8.23        33,897
DVA Plus - Standard (post January 2000 & post 2000)                                    2,548.665       8.23        20,976
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       72,897.915       8.22       599,221
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              106,211.466       8.22       873,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           33,208.173       8.22       272,971
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,278.309       8.21        35,125
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              81,976.969       8.21       673,031
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       52,606.310       8.21       431,898
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,890.018       8.21        81,197
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            51,442.150       8.20       421,826
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             138,594.248       8.20     1,136,473
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            466.576       8.19         3,821
Access - Annual Ratchet (post April 2001)                                              1,612.722       8.19        13,208
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   6,369.326       8.19        52,165
Access - 7% Solution (post April 2001)                                                 4,136.609       8.18        33,837
Access  - Max 7 (post April 2001)                                                      3,184.248       8.18        26,047
ES II - Max 7 (post 2000), Generations - Max 7                                        12,518.879       8.20       102,655
Landmark - 7% Solution                                                                 8,531.245       8.19        69,871
Value                                                                                  1,514.364       8.25        12,494
VA Option I                                                                            3,925.552       8.25        32,386
VA Option II                                                                              42.615       8.23           351

                                      134

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE (CONTINUED)
VA Bonus Option I                                                                      1,123.321    $8.22        $9,234
VA Bonus Option II                                                                       806.164     8.21         6,619
VA Bonus Option III                                                                    2,716.806     8.20        22,278
SmartDesign Advantage Option I                                                            71.304     8.18           583
SmartDesign Advantage Option II                                                          587.775     8.17         4,802
                                                                                 ----------------         --------------
                                                                                     607,804.388             $4,990,021
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL ENHANCED EAFE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,935.485    $9.76       $38,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,208.703     9.75        89,785
ES II - Max 7 (post 2000), Generations - Max 7                                         3,747.359     9.74        36,499
                                                                                 ----------------         --------------
                                                                                      16,891.547               $164,694
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL EQUITY
Contracts in accumulation period:
DVA                                                                                   14,806.091    $7.41      $109,713
DVA Plus - Standard (pre February 2000)                                                5,838.470     7.29        42,562
DVA Plus - Standard (post January 2000 & post 2000)                                   41,512.023     7.26       301,377
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    4,449,069.007     7.16    31,855,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,834,152.254     7.19    13,187,555
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,745,092.452     7.14    12,459,960
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        700,469.554     7.11     4,980,339
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             244,423.432     7.09     1,732,962

                                      135

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     4,107,916.003   $7.07     $29,042,966
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           261,177.037    7.04       1,838,686
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,565,174.958    7.02      10,987,528
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            1,470,429.332    6.97      10,248,892
Access - Annual Ratchet (post April 2001)                                               8,794.725    6.90          60,684
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  132,382.931    6.87         909,471
Access - 7% Solution (post April 2001)                                                 28,442.290    6.85         194,830
Access  - Max 7 (post April 2001)                                                      28,306.916    6.80         192,487
ES II - Max 7 (post 2000), Generations - Max 7                                        221,112.964    6.99       1,545,580
Landmark - 7% Solution                                                                 55,117.980    6.92         381,416
Value                                                                                  54,578.332    7.46         407,154
                                                                                 -----------------        ----------------
                                                                                   16,968,796.751            $120,479,496
                                                                                 =================        ================

GCG TRUST INTERNATIONAL EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         2,275.003   $9.80         $22,295
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,027.611    9.79          68,800
ES II - Max 7 (post 2000), Generations - Max 7                                         16,649.992    9.79         163,003
                                                                                 -----------------        ----------------
                                                                                       25,952.606                $254,098
                                                                                 =================        ================

GCG TRUST INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                     2,033.594   $4.68          $9,517
DVA Series 100                                                                          1,507.485    4.65           7,010
DVA Plus - Standard (pre February 2000)                                                 3,020.064    4.66          14,073
DVA Plus - Standard (post January 2000 & post 2000)                                     9,099.556    4.66          42,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       387,485.791    4.65       1,801,809

                                      136

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               519,243.692   $4.64     $2,409,291
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           109,776.291    4.64        509,362
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          18,672.457    4.63         86,453
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              240,376.369    4.63      1,112,943
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       151,985.088    4.63        703,691
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           181,314.866    4.62        837,675
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            220,934.965    4.62      1,020,720
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              447,885.199    4.61      2,064,751
Access - Annual Ratchet (post April 2001)                                              41,859.479    4.60        192,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  141,022.746    4.59        647,294
Access - 7% Solution (post April 2001)                                                 23,045.661    4.59        105,780
Access  - Max 7 (post April 2001)                                                      80,239.506    4.58        367,497
ES II - Max 7 (post 2000), Generations - Max 7                                        161,332.193    4.61        743,741
Landmark - 7% Solution                                                                 22,077.083    4.60        101,555
Value                                                                                   5,625.439    4.69         26,383
                                                                                 -----------------        ---------------
                                                                                    2,768,537.524            $12,804,503
                                                                                 =================        ===============

GCG TRUST INTERNET TOLLKEEPER ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                           335.041  $10.42         $3,491

                                      137

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER ADVISOR (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,329.443  $10.41       $13,840
ES II - Max 7 (post 2000), Generations - Max 7                                          3,454.704   10.40        35,929
                                                                                 -----------------        --------------
                                                                                        5,119.188               $53,260
                                                                                 =================        ==============

GCG TRUST INVESTORS
Contracts in accumulation period:
DVA                                                                                     5,944.138   $8.17       $48,564
DVA Plus - Standard (pre February 2000)                                                37,817.102    8.11       306,697
DVA Plus - Standard (post January 2000 & post 2000)                                   169,038.915    8.09     1,367,525
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                     1,177,891.614    8.07     9,505,585
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             1,674,081.360    8.06    13,493,096
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           590,391.269    8.04     4,746,746
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         330,087.985    8.02     2,647,306
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,030,210.891    8.01     8,251,989
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     1,371,276.985    8.00    10,970,216
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           534,292.847    7.99     4,269,000
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,333,386.702    7.98    10,640,426
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            2,079,376.721    7.95    16,531,045
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,596.183    7.94        20,614

                                      138

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INVESTORS (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             88,534.000   $7.92       $701,189
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 294,204.803    7.91      2,327,160
Access - 7% Solution (post April 2001)                                                33,193.925    7.89        261,900
Access  - Max 7 (post April 2001)                                                    215,194.574    7.87      1,693,581
ES II - Max 7 (post 2000), Generations - Max 7                                       336,121.073    7.96      2,675,524
Landmark - 7% Solution                                                               160,813.629    7.93      1,275,252
Value                                                                                 51,170.187    8.19        419,084
                                                                                -----------------        ---------------
                                                                                  11,515,624.903            $92,152,499
                                                                                =================        ===============

GCG TRUST INVESTORS ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               5,609.111   $9.75        $54,689
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,588.611    9.75         25,239
ES II - Max 7 (post 2000), Generations - Max 7                                        22,298.988    9.74        217,192
                                                                                -----------------        ---------------
                                                                                      30,496.710               $297,120
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY
Contracts in accumulation period:
DVA                                                                                    3,893.026   $7.87        $30,638
DVA Plus - Standard (pre February 2000)                                                6,459.288    7.85         50,705
DVA Plus - Standard (post January 2000 & post 2000)                                   13,266.013    7.85        104,138
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                169,670.331    7.85      1,331,912
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              209,858.323    7.84      1,645,289
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           31,083.841    7.84        243,697
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         14,675.334    7.83        114,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             114,379.561    7.83        895,592

                                      139

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY (CONTINUED)
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      166,809.449   $7.83     $1,306,118
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           72,176.099    7.83        565,139
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     95,249.109    7.82        744,848
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             155,619.727    7.82      1,216,946
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,107.867    7.82         16,484
Access - Annual Ratchet (post April 2001)                                              5,346.492    7.81         41,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  37,673.562    7.81        294,231
Access - 7% Solution (post April 2001)                                                    47.133    7.81            368
Access  - Max 7 (post April 2001)                                                      8,558.644    7.80         66,757
ES II - Max 7 (post 2000), Generations - Max 7                                        54,217.816    7.82        423,983
Landmark - 7% Solution                                                                18,981.527    7.81        148,246
Value                                                                                  9,884.594    7.87         77,792
VA Option I                                                                            2,395.075    7.87         18,849
VA Option II                                                                             202.769    7.85          1,592
VA Option III                                                                             74.699    7.85            586
VA Bonus Option I                                                                     11,543.916    7.84         90,504
VA Bonus Option II                                                                     2,705.468    7.83         21,184
VA Bonus Option III                                                                    2,734.971    7.82         21,387
SmartDesign Advantage Option I                                                           277.276    7.80          2,163
SmartDesign Advantage Option II                                                        1,939.734    7.79         15,111
                                                                                -----------------        ---------------
                                                                                   1,211,831.644             $9,490,923
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,546.872   $9.49       $119,070
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   51.434    9.49            488
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,332.630    9.48        107,433

                                      140

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR (CONTINUED)
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           12,802.704   $9.48       $121,370
ES II - Max 7 (post 2000), Generations - Max 7                                        17,168.053    9.48        162,753
                                                                                -----------------        ---------------
                                                                                      53,901.693               $511,114
                                                                                =================        ===============

GCG TRUST JANUS GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                   19,775.056   $7.11       $140,601
DVA Series 100                                                                         3,746.840    7.06         26,453
DVA Plus - Standard (pre February 2000)                                               78,084.441    7.07        552,057
DVA Plus - Standard (post January 2000 & post 2000)                                  257,195.925    7.07      1,818,375
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,676,922.509    7.05     11,822,304
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,831,574.297    7.04     19,934,283
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          719,851.323    7.03      5,060,555
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        315,169.992    7.02      2,212,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,160,151.753    7.01      8,132,664
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,909,356.758    7.00     13,365,497
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,307,255.573    6.99      9,137,716
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,513,591.776    6.99     17,570,007
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,186,621.478    6.97     22,210,752

                                      141

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST JANUS GROWTH AND INCOME (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,288.195   $6.96         $36,806
Access - Annual Ratchet (post April 2001)                                            132,023.878    6.95         917,566
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 584,691.147    6.94       4,057,757
Access - 7% Solution (post April 2001)                                               103,609.107    6.93         718,011
Access  - Max 7 (post April 2001)                                                    255,764.423    6.91       1,767,332
ES II - Max 7 (post 2000), Generations - Max 7                                       803,023.067    6.98       5,605,101
Landmark - 7% Solution                                                               184,660.669    6.95       1,283,392
Value                                                                                 54,814.567    7.13         390,828
VA Option I                                                                          150,753.831    7.12       1,073,367
VA Option II                                                                          48,439.217    7.07         342,465
VA Option III                                                                         17,896.151    7.05         126,168
VA Bonus Option I                                                                    167,273.116    7.04       1,177,603
VA Bonus Option II                                                                    75,159.946    6.99         525,368
VA Bonus Option III                                                                   38,566.865    6.97         268,811
SmartDesign Advantage Option I                                                         4,647.962    6.92          32,164
SmartDesign Advantage Option II                                                        7,683.653    6.89          52,940
SmartDesign Advantage Option III                                                       2,197.487    6.87          15,097
                                                                                -----------------        ----------------
                                                                                  18,615,791.002            $130,374,533
                                                                                =================        ================

GCG TRUST JANUS GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 20,265.683   $9.73        $197,185
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               6,270.030    9.72          60,945
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           24,716.980    9.72         240,249
ES II - Max 7 (post 2000), Generations - Max 7                                         9,121.503    9.71          88,570
                                                                                -----------------        ----------------
                                                                                      60,374.196                $586,949
                                                                                =================        ================

GCG TRUST LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                   45,296.402   $7.62        $345,159
DVA Series 100                                                                         2,185.539    7.54          16,479
DVA Plus - Standard (pre February 2000)                                              154,789.655    7.56       1,170,210
DVA Plus - Standard (post January 2000 & post 2000)                                  533,166.943    7.55       4,025,410
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,513,819.120    7.53      33,989,058

                                      142

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            6,465,372.229   $7.52     $48,619,599
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,128,387.026    7.50      15,962,903
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,328,528.910    7.48       9,937,396
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           2,660,134.746    7.47      19,871,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,117,976.668    7.46      30,720,106
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        2,719,020.902    7.45      20,256,706
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  5,103,820.816    7.44      37,972,427
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           6,279,536.964    7.42      46,594,164
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            685.718    7.41           5,081
Access - Annual Ratchet (post April 2001)                                            153,495.420    7.39       1,134,331
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 916,295.246    7.37       6,753,096
Access - 7% Solution (post April 2001)                                               190,461.403    7.36       1,401,796
Access  - Max 7 (post April 2001)                                                    486,302.358    7.34       3,569,459
ES II - Max 7 (post 2000), Generations - Max 7                                     1,216,648.520    7.43       9,039,699
Landmark - 7% Solution                                                               483,293.216    7.40       3,576,370
Access One                                                                               185.000    7.73           1,430
Value                                                                                102,148.307    7.64         780,413
                                                                                -----------------        ----------------
                                                                                  39,601,551.108            $295,742,499
                                                                                =================        ================


                                      143

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  8,771.780  $10.27        $90,086
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 220.967   10.26          2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,363.630   10.26         96,071
ES II - Max 7 (post 2000), Generations - Max 7                                        14,142.339   10.25        144,959
                                                                                -----------------        ---------------
                                                                                      32,498.716               $333,383
                                                                                =================        ===============

GCG TRUST LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                                 2,359.019  $21.88        $51,615
DVA                                                                                    6,619.882   21.27        140,805
Contracts in accumulation period:
DVA 80                                                                                34,224.282   21.88        748,828
DVA                                                                                  846,602.221   21.27     18,007,229
DVA Series 100                                                                        12,011.152   20.25        243,226
DVA Plus - Standard (pre February 2000)                                              431,757.457   20.58      8,885,568
DVA Plus - Standard (post January 2000 & post 2000)                                  325,166.054   20.38      6,626,884
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,261,694.220   20.16    126,235,755
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,840,532.602   19.95     76,618,625
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,063,485.056   19.73     60,442,560
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,610.846   19.53     12,296,300
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             917,937.051   19.40     17,807,979

                                      144

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIMITED MATURITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,436,722.906  $19.29     $85,584,385
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,001,052.596   19.12      19,140,126
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,793,640.320   18.99      53,051,230
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,647,004.840   18.72      49,551,931
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,404.724   18.62         119,256
Access - Annual Ratchet (post April 2001)                                            115,924.795   18.36       2,128,379
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 187,662.150   18.23       3,421,081
Access - 7% Solution (post April 2001)                                               102,237.878   18.10       1,850,506
Access  - Max 7 (post April 2001)                                                    117,719.660   17.84       2,100,119
ES II - Max 7 (post 2000), Generations - Max 7                                       457,642.573   18.89       8,644,868
Landmark - 7% Solution                                                               148,372.597   18.49       2,743,409
Access One                                                                             1,261.000   22.84          28,801
Value                                                                                118,011.620   21.60       2,549,051
                                                                                -----------------        ----------------
                                                                                  28,505,657.501            $559,018,516
                                                                                =================        ================

GCG TRUST LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                                 2,612.969  $17.21         $44,969
DVA                                                                                    1,526.708   16.74          25,557
Contracts in accumulation period:
DVA 80                                                                               149,703.142   17.21       2,576,391
DVA                                                                                  679,365.487   16.74      11,372,578
DVA Series 100                                                                        44,784.895   15.93         713,423
DVA Plus - Standard (pre February 2000)                                              695,808.213   16.18      11,258,177
DVA Plus - Standard (post January 2000 & post 2000)                                  337,508.715   16.00       5,400,139
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                             12,089,343.159   15.84     191,495,196
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                           10,877,062.661   15.66     170,334,801

                                      145

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        5,577,965.813  $15.51      $86,514,250
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      2,297,033.266   15.33       35,213,520
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,599,933.376   15.23       24,366,985
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    8,964,021.189   15.17      135,984,201
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,590,575.818   15.01       23,874,543
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                 10,613,767.944   14.91      158,251,280
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           7,015,870.143   14.70      103,133,291
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,321.100   14.64          282,861
Access - Annual Ratchet (post April 2001)                                            327,508.915   14.43        4,725,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 514,408.939   14.33        7,371,480
Access - 7% Solution (post April 2001)                                               102,402.302   14.23        1,457,185
Access  - Max 7 (post April 2001)                                                    300,237.886   14.03        4,212,338
ES II - Max 7 (post 2000), Generations - Max 7                                       749,575.552   14.85       11,131,197
Landmark - 7% Solution                                                               246,747.572   14.54        3,587,710
Value                                                                                117,368.795   16.98        1,992,922
VA Option I                                                                          125,681.154   16.86        2,118,984
VA Option II                                                                          65,629.633   16.16        1,060,575
VA Option III                                                                         17,951.798   15.82          283,997
VA Bonus Option I                                                                    379,646.273   15.71        5,964,243
VA Bonus Option II                                                                   116,033.602   15.05        1,746,306
VA Bonus Option III                                                                  130,082.443   14.74        1,917,415
SmartDesign Advantage Option I                                                       948,016.951   14.15       13,414,440
SmartDesign Advantage Option II                                                       44,327.639   13.75          609,505
SmartDesign Advantage Option III                                                      29,720.969   13.46          400,044
Rollover Choice Option I                                                              25,088.627   17.34          435,037
                                                                                -----------------        -----------------
                                                                                  66,796,633.647           $1,023,271,494
                                                                                =================        =================


                                      146

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 28,048.150   $9.99        $280,201
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               14,084.319    9.99         140,702
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              14,647.450    9.98         146,182
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           65,111.528    9.98         649,813
ES II - Max 7 (post 2000), Generations - Max 7                                        58,442.123    9.98         583,252
                                                                                -----------------        ----------------
                                                                                     180,333.570              $1,800,150
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    6,904.811  $14.39         $99,360
Contracts in accumulation period:
DVA 80                                                                                12,796.817   14.69         187,985
DVA                                                                                1,163,854.594   14.39      16,747,868
DVA Series 100                                                                        19,801.323   13.89         275,040
DVA Plus - Standard (pre February 2000)                                              392,630.543   14.02       5,504,680
DVA Plus - Standard (post January 2000 & post 2000)                                  262,335.765   13.93       3,654,337
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,965,665.844   13.80      27,126,189
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,246,689.590   13.71      30,802,114
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,796,757.957   13.59      38,007,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,167.687   13.50       8,493,764

                                      147

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MANAGED GLOBAL (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,121,603.349  $13.43     $15,063,133
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,143,491.481   13.36      15,277,046
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          592,153.300   13.29       7,869,717
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,564,387.791   13.23      20,696,850
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,515,103.147   13.09      19,832,700
Access - Annual Ratchet (post April 2001)                                             44,003.244   12.89         567,202
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 210,410.956   12.82       2,697,468
Access - 7% Solution (post April 2001)                                                59,805.081   12.75         762,515
Access  - Max 7 (post April 2001)                                                    102,390.142   12.62       1,292,164
ES II - Max 7 (post 2000), Generations - Max 7                                       367,449.857   13.16       4,835,640
Landmark - 7% Solution                                                               127,169.390   12.95       1,646,844
Access One                                                                               953.000   15.12          14,409
Value                                                                                113,467.340   14.51       1,646,411
                                                                                -----------------        ----------------
                                                                                  16,458,993.009            $223,101,377
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL ADVISOR
Contracts in accumulation period:
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,121.056  $10.23         $31,928
ES II - Max 7 (post 2000), Generations - Max 7                                         1,726.583   10.23          17,663
                                                                                -----------------        ----------------
                                                                                       4,847.639                 $49,591
                                                                                =================        ================

GCG TRUST MID-CAP GROWTH
Currenlty payable annuity products:
DVA                                                                                    3,693.891  $16.62         $61,392
Contracts in accumulation period:
DVA 80                                                                                24,281.313   16.90         410,354
DVA                                                                                  658,498.563   16.62      10,944,247
DVA Series 100                                                                        11,781.116   16.14         190,147
DVA Plus - Standard (pre February 2000)                                              356,065.245   16.28       5,796,742
DVA Plus - Standard (post January 2000 & post 2000)                                  262,443.098   16.21       4,254,203

                                      148

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,485,147.242  $16.05     $88,036,613
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,084,371.759   16.01      49,380,792
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,781,797.316   15.88      60,054,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,067,107.577   15.81      16,870,971
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             844,739.953   15.74      13,296,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,651,809.596   15.68      72,940,374
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          911,394.113   15.61      14,226,862
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,356,960.176   15.55      36,650,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,751,560.359   15.42      42,429,061
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,307.595   15.35          20,072
Access - Annual Ratchet (post April 2001)                                             59,471.114   15.22         905,150
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 309,800.690   15.16       4,696,578
Access - 7% Solution (post April 2001)                                                60,108.378   15.10         907,637
Access  - Max 7 (post April 2001)                                                    106,351.561   14.97       1,592,083
ES II - Max 7 (post 2000), Generations - Max 7                                       511,368.087   15.48       7,915,978
Landmark - 7% Solution                                                               130,301.492   15.29       1,992,310
Granite PrimElite - Standard                                                           2,558.699   16.28          41,656
Granite PrimElite - Annual Ratchet                                                    24,641.442   16.05         395,495
Access One                                                                                53.000   17.32             918
Value                                                                                 90,271.530   16.76       1,512,951
                                                                                -----------------        ----------------
                                                                                  27,547,884.905            $435,524,465
                                                                                =================        ================


                                      149

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,630.831   $9.77        $25,703
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               1,465.638    9.76         14,305
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           11,583.092    9.76        113,051
ES II - Max 7 (post 2000), Generations - Max 7                                        40,595.693    9.75        395,808
                                                                                -----------------        ---------------
                                                                                      56,275.254               $548,867
                                                                                =================        ===============

GCG TRUST REAL ESTATE
Currently payable annuity products:
DVA                                                                                    2,632.724  $29.64        $78,034
Contracts in accumulation period:
DVA 80                                                                                14,372.816   30.48        438,083
DVA                                                                                  294,492.593   29.64      8,728,760
DVA Series 100                                                                         6,317.688   28.21        178,222
DVA Plus - Standard (pre February 2000)                                               99,481.407   28.65      2,850,142
DVA Plus - Standard (post January 2000 & post 2000)                                   71,426.257   28.42      2,029,934
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,167,126.261   28.06     32,749,563
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              947,489.751   27.82     26,359,165
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          784,788.188   27.47     21,558,132
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        149,145.345   27.24      4,062,719
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             242,782.471   27.05      6,567,266

                                      150

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST REAL ESTATE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      977,817.612  $26.86     $26,264,181
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,008.977   26.67       7,227,809
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    639,503.760   26.48      16,934,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             768,502.886   26.11      20,065,610
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            695.890   25.92          18,037
Access - Annual Ratchet (post April 2001)                                             28,955.148   25.56         740,094
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  77,757.492   25.38       1,973,485
Access - 7% Solution (post April 2001)                                                17,947.437   25.20         452,275
Access  - Max 7 (post April 2001)                                                     48,340.758   24.84       1,200,784
ES II - Max 7 (post 2000), Generations - Max 7                                       222,334.059   26.29       5,845,162
Landmark - 7% Solution                                                                33,005.212   25.74         849,554
Access One                                                                                74.000   31.80           2,353
Value                                                                                 15,433.848   30.06         463,941
                                                                                -----------------        ----------------
                                                                                   6,881,432.580            $187,637,365
                                                                                =================        ================

GCG TRUST REAL ESTATE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,247.451   $9.61        $117,698
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,275.170    9.60          21,842
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,555.238    9.60          91,730
ES II - Max 7 (post 2000), Generations - Max 7                                         4,638.384    9.60          44,528
                                                                                -----------------        ----------------
                                                                                      28,716.243                $275,798
                                                                                =================        ================

GCG TRUST RESEARCH
Contracts in accumulation period:
DVA 80                                                                                 3,627.670  $15.91         $57,716
DVA                                                                                  162,961.471   15.64       2,548,717
DVA Series 100                                                                        13,646.311   15.19         207,287
DVA Plus - Standard (pre February 2000)                                              440,910.844   15.32       6,754,754
DVA Plus - Standard (post January 2000 & post 2000)                                  171,543.554   15.26       2,617,755

                                      151

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,913,309.306  $15.14     $89,527,503
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,475,752.225   15.07      37,309,586
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,975,285.355   14.95      74,380,516
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        838,520.000   14.88      12,477,178
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             921,348.789   14.82      13,654,389
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,171,512.045   14.76      91,091,518
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          792,215.685   14.70      11,645,571
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,132,959.006   14.64      31,226,520
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,110,644.796   14.51      30,625,456
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,027.237   14.45          14,844
Access - Annual Ratchet (post April 2001)                                             52,293.527   14.33         749,366
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 215,282.859   14.27       3,072,086
Access - 7% Solution (post April 2001)                                                58,224.072   14.21         827,364
Access  - Max 7 (post April 2001)                                                     87,204.903   14.09       1,228,717
ES II - Max 7 (post 2000), Generations - Max 7                                       377,645.580   14.58       5,506,073
Landmark - 7% Solution                                                               131,250.673   14.39       1,888,697
Granite PrimElite - Standard                                                           2,602.459   15.32          39,870
Granite PrimElite - Annual Ratchet                                                    29,978.465   15.14         453,874
Value                                                                                 78,969.334   15.78       1,246,136
VA Option I                                                                           12,098.531   15.71         190,068
VA Option II                                                                           8,360.616   15.32         128,085

                                      152

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
VA Option III                                                                          6,455.986  $15.13         $97,679
VA Bonus Option I                                                                     45,514.654   15.07         685,906
VA Bonus Option II                                                                    25,547.390   14.69         375,291
VA Bonus Option III                                                                   15,015.861   14.51         217,880
SmartDesign Advantage Option I                                                         3,982.031   14.16          56,386
SmartDesign Advantage Option II                                                          743.776   13.93          10,361
SmartDesign Advantage Option III                                                       8,243.250   13.75         113,345
                                                                                -----------------        ----------------
                                                                                  28,284,678.261            $421,026,494
                                                                                =================        ================

GCG TRUST RESEARCH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,274.243   $9.72         $31,826
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,960.691    9.71          28,748
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            5,729.442    9.71          55,633
ES II - Max 7 (post 2000), Generations - Max 7                                        21,658.874    9.70         210,091
                                                                                -----------------        ----------------
                                                                                      33,623.250                $326,298
                                                                                =================        ================

GCG TRUST SPECIAL SITUATIONS
Contracts in accumulation period:
DVA                                                                                    2,870.905   $6.13         $17,599
DVA Plus - Standard (pre February 2000)                                                6,734.067    6.10          41,078
DVA Plus - Standard (post January 2000 & post 2000)                                   65,939.323    6.09         401,570
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                464,522.134    6.08       2,824,295
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              610,059.047    6.07       3,703,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          162,394.418    6.06         984,110
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        123,276.130    6.05         745,821

                                      153

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST SPECIAL SITUATIONS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             246,923.594   $6.04     $1,491,419
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      327,689.607    6.04      1,979,245
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          292,321.465    6.03      1,762,698
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    401,444.438    6.02      2,416,696
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             520,898.404    6.01      3,130,599
Access - Annual Ratchet (post April 2001)                                             13,630.437    5.99         81,646
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  96,354.913    5.98        576,202
Access - 7% Solution (post April 2001)                                                 7,583.310    5.97         45,272
Access  - Max 7 (post April 2001)                                                     19,023.473    5.96        113,380
ES II - Max 7 (post 2000), Generations - Max 7                                       170,016.196    6.01      1,021,797
Landmark - 7% Solution                                                                70,820.281    5.99        424,213
Value                                                                                  6,471.533    6.15         39,800
                                                                                -----------------        ---------------
                                                                                   3,608,973.675            $21,800,498
                                                                                =================        ===============

GCG TRUST SPECIAL SITUATIONS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,145.777   $9.63        $20,664
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,627.415    9.62         34,896
                                                                                -----------------        ---------------
                                                                                       5,773.192                $55,560
                                                                                =================        ===============

GCG TRUST STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                   16,012.956  $10.19       $163,172
Contracts in accumulation period:
DVA 80                                                                                11,734.623   10.34        121,336
DVA                                                                                  134,063.017   10.19      1,366,102
DVA Series 100                                                                         6,136.461    9.93         60,935

                                      154

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                            275,485.690   $10.01      $2,757,612
DVA Plus - Standard (post January 2000 & post 2000)                                126,033.889     9.97       1,256,558
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   2,906,118.345     9.91      28,799,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,870,964.685     9.86      18,447,712
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,999,021.919     9.80      19,590,415
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      748,019.466     9.75       7,293,190
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           335,993.421     9.71       3,262,496
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    2,578,304.124     9.68      24,957,984
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        398,841.111     9.64       3,844,828
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,196,567.061     9.61      11,499,009
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         1,357,779.373     9.54      12,953,215
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          430.560     9.50           4,090
Access - Annual Ratchet (post April 2001)                                           22,031.797     9.43         207,760
Access - Max 5.5 (post April 2001), Landmark - Max 7                                63,802.164     9.40         599,740
Access - 7% Solution (post April 2001)                                              20,218.871     9.36         189,249
Access  - Max 7 (post April 2001)                                                   28,983.967     9.29         269,261
ES II - Max 7 (post 2000), Generations - Max 7                                     179,597.574     9.57       1,718,749
Landmark - 7% Solution                                                              24,833.591     9.47         235,174
Value                                                                               23,302.730    10.26         239,086
                                                                               ----------------         ----------------
                                                                                14,324,277.395             $139,837,306
                                                                               ================         ================


                                      155

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                       4,899.546    $9.65         $47,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,511.374     9.64          14,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,318.982     9.63          12,702
ES II - Max 7 (post 2000), Generations - Max 7                                         314.201     9.63           3,026
                                                                               ----------------         ----------------
                                                                                     8,044.103                  $77,579
                                                                               ================         ================

GCG TRUST TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                              16,067.433   $20.21        $324,723
DVA                                                                                206,393.471    19.88       4,103,102
DVA Series 100                                                                       3,973.499    19.31          76,728
DVA Plus - Standard (pre February 2000)                                            631,444.743    19.47      12,294,229
DVA Plus - Standard (post January 2000 & post 2000)                                447,612.150    19.39       8,679,200
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   9,138,044.633    19.23     175,724,598
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          4,962,122.568    19.15      95,024,647
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      5,740,869.851    18.99     109,019,118
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      859,681.681    18.91      16,256,581
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,672,476.623    18.83      31,492,735
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    8,722,390.414    18.75     163,544,820

                                      156

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000),  Premium Plus - Max 5.5 (post 2000),  ES II - 7% Solution  (post 2000),
  Generations
  - 7% Solution                                                                        1,806,440.987  $18.68      $33,744,318
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,921,172.749   18.60       72,933,813
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               4,012,552.154   18.44       73,991,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                             19,957.847   18.37          366,626
Access - Annual Ratchet (post April 2001)                                                108,560.173   18.21        1,976,881
Access - Max 5.5 (post April 2001), Landmark - Max 7                                     687,305.380   18.14       12,467,720
Access - 7% Solution (post April 2001)                                                   123,964.300   18.06        2,238,795
Access  - Max 7 (post April 2001)                                                        192,906.695   17.91        3,454,959
ES II - Max 7 (post 2000), Generations - Max 7                                           865,414.745   18.52       16,027,481
Landmark - 7% Solution                                                                   311,823.735   18.29        5,703,256
Granite PrimElite - Standard                                                               3,436.014   19.47           66,899
Granite PrimElite - Annual Ratchet                                                        24,501.483   19.23          471,164
Access One                                                                                   243.000   20.72            5,035
Value                                                                                    124,189.496   20.05        2,489,999
VA Option I                                                                              100,966.989   19.96        2,015,301
VA Option II                                                                              58,151.220   19.47        1,132,204
VA Option III                                                                             20,971.311   19.23          403,278
VA Bonus Option I                                                                        129,465.341   19.15        2,479,261
VA Bonus Option II                                                                       136,882.391   18.67        2,555,594
VA Bonus Option III                                                                       58,555.225   18.44        1,079,758
SmartDesign Advantage Option I                                                            19,792.659   18.00          356,268
SmartDesign Advantage Option II                                                            7,434.941   17.70          131,598
SmartDesign Advantage Option III                                                          13,605.955   17.48          237,832
Rollover Choice Option I                                                                  24,144.989   20.30          490,143
Rollover Choice Option II                                                                    414.379   19.96            8,271
                                                                                     ----------------        -----------------
                                                                                      45,173,931.224             $853,368,397
                                                                                     ================        =================

GCG TRUST TOTAL RETURN ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                                  14,499.387  $10.04         $145,574
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard  (post  January 2000 and post 2000),  ES II - Deferred  Ratchet (post
  2000),
  Generations - Deferred Ratchet                                                          19,781.090   10.04          198,602
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
  Premium  Plus  - Max  5.5  (post  2000),  ES  II - 7%  Solution  (post  2000),
Generations
  - 7% Solution                                                                           42,679.276   10.03          428,073
ES II - Max 7 (post 2000), Generations - Max 7                                            18,244.240   10.03          182,990
                                                                                     ----------------        -----------------
                                                                                          95,203.993                 $955,239
                                                                                     ================        =================

                                      157

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                   196.196  $15.72         $3,084
DVA                                                                                      625.357   15.47          9,674
Contracts in accumulation period:
DVA 80                                                                                14,757.269   15.72        231,984
DVA                                                                                  255,627.944   15.47      3,954,565
DVA Series 100                                                                        10,613.579   15.04        159,628
DVA Plus - Standard (pre February 2000)                                              263,973.651   15.18      4,007,120
DVA Plus - Standard (post January 2000 & post 2000)                                   87,727.524   15.10      1,324,686
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    2,314,069.828   15.00     34,711,047
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,201,589.403   14.92     17,927,714
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,133,007.485   14.82     31,611,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        259,140.361   14.74      3,819,729
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             318,879.888   14.68      4,681,157
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    2,165,514.354   14.61     31,638,165
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          307,027.413   14.56      4,470,319
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           923,702.340   14.50     13,393,684
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             983,702.944   14.38     14,145,648
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,517.456   14.32         79,010
Access - Annual Ratchet (post April 2001)                                             20,452.084   14.21        290,624
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 131,098.668   14.15      1,855,046

                                      158

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY (CONTINUED)
Access - 7% Solution (post April 2001)                                                19,840.272  $14.09        $279,549
Access  - Max 7 (post April 2001)                                                     48,682.166   13.98         680,577
ES II - Max 7 (post 2000), Generations - Max 7                                       160,511.984   14.44       2,317,793
Landmark - 7% Solution                                                                56,537.908   14.27         806,796
Value                                                                                 12,716.963   15.59         198,257
VA Option I                                                                            5,697.794   15.53          88,487
VA Option II                                                                           6,030.913   15.16          91,429
VA Option III                                                                            701.727   14.97          10,505
VA Bonus Option I                                                                     13,323.533   14.91         198,654
VA Bonus Option II                                                                     7,148.366   14.56         104,080
VA Bonus Option III                                                                    7,163.305   14.38         103,008
SmartDesign Advantage Option I                                                         2,513.045   14.05          35,308
SmartDesign Advantage Option II                                                        1,441.150   13.82          19,917
SmartDesign Advantage Option III                                                         372.008   13.65           5,078
                                                                                -----------------        ----------------
                                                                                  11,739,904.878            $173,253,493
                                                                                =================        ================

GCG TRUST VALUE EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  4,330.312   $9.63         $41,701
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            4,121.280    9.62          39,647
ES II - Max 7 (post 2000), Generations - Max 7                                         2,676.572    9.61          25,722
                                                                                -----------------        ----------------
                                                                                      11,128.164                $107,070
                                                                                =================        ================

GCG TRUST VAN KAMPEN GROWTH AND INCOME
Currently payable annuity products:
DVA 80                                                                                   487.525  $19.21          $9,365
DVA                                                                                    6,153.091   18.86         116,047
Contracts in accumulation period:
DVA 80                                                                                12,569.800   19.21         241,466
DVA                                                                                1,174,899.843   18.86      22,158,611
DVA Series 100                                                                        41,044.682   18.25         749,065
DVA Plus - Standard (pre February 2000)                                              802,103.676   18.45      14,798,813
DVA Plus - Standard (post January 2000 & post 2000)                                  212,478.908   18.34       3,896,863
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,183,620.626   18.19     112,480,059

                                      159

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,951,606.925  $18.08     $35,285,053
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        6,933,408.861   17.94     124,385,355
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        478,279.632   17.83       8,527,726
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             835,107.303   17.75      14,823,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    7,350,027.957   17.67     129,874,994
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,372.946   17.58      10,835,836
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,678,850.979   17.50      29,379,892
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,920,555.207   17.34      33,302,427
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            834.783   17.26          14,408
Access - Annual Ratchet (post April 2001)                                             40,928.330   17.09         699,465
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 180,352.195   17.01       3,067,791
Access - 7% Solution (post April 2001)                                                38,925.362   16.93         659,006
Access  - Max 7 (post April 2001)                                                     69,527.951   16.77       1,165,984
ES II - Max 7 (post 2000), Generations - Max 7                                       274,359.681   17.42       4,779,346
Landmark - 7% Solution                                                               134,276.152   17.17       2,305,522
Access One                                                                                48.000   19.76             948
Value                                                                                 55,540.097   19.04       1,057,483
                                                                                -----------------        ----------------
                                                                                  30,992,360.512            $554,614,680
                                                                                =================        ================


                                      160

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 42,614.234   $9.79       $417,193
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,609.802    9.79         15,760
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              10,565.924    9.78        103,335
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           20,751.329    9.78        202,948
ES II - Max 7 (post 2000), Generations - Max 7                                        25,611.638    9.78        250,482
                                                                                -----------------        ---------------
                                                                                     101,152.927               $989,718
                                                                                =================        ===============



AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                1,885.585   $7.36        $13,878
DVA Plus - Standard (post January 2000 & post 2000)                                   25,365.346    7.35        186,435
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                218,093.842    7.34      1,600,809
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              226,139.250    7.34      1,659,862
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           43,073.626    7.33        315,730
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         25,792.732    7.32        188,803
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              95,004.921    7.32        695,436

                                      161

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       94,533.265   $7.32      $691,983
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           76,298.756    7.31       557,744
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    144,579.250    7.31     1,056,874
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             237,697.824    7.30     1,735,194
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,380.753    7.29        17,356
Access - Annual Ratchet (post April 2001)                                             36,436.265    7.28       265,256
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  11,617.804    7.28        84,578
Access - 7% Solution (post April 2001)                                                 8,919.249    7.27        64,843
Access  - Max 7 (post April 2001)                                                    109,981.346    7.27       799,564
ES II - Max 7 (post 2000), Generations - Max 7                                       132,570.005    7.30       967,761
Landmark - 7% Solution                                                                20,619.001    7.29       150,313
VA Option I                                                                            2,751.497    7.38        20,306
VA Option II                                                                           1,639.386    7.36        12,066
VA Bonus Option I                                                                     10,729.473    7.34        78,754
VA Bonus Option II                                                                     4,182.723    7.31        30,576
VA Bonus Option III                                                                    7,735.578    7.30        56,470
SmartDesign Advantage Option I                                                         9,033.164    7.27        65,671
SmartDesign Advantage Option II                                                        2,133.782    7.25        15,470
SmartDesign Advantage Option III                                                         934.452    7.24         6,765
                                                                                -----------------        --------------
                                                                                   1,550,128.875           $11,338,497
                                                                                =================        ==============

AIM V.I. GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,399.031   $7.00        $9,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      6,965.519    6.98        48,619
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            984.776    6.97         6,864
VA Option I                                                                           26,221.846    7.06       185,126
VA Option II                                                                          20,010.222    7.03       140,672
VA Option III                                                                          1,160.532    7.02         8,147
VA Bonus Option I                                                                     15,898.460    7.02       111,607
VA Bonus Option II                                                                    34,050.283    6.99       238,011

                                      162

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH (CONTINUED)
VA Bonus Option III                                                                       797.868    $6.98        $5,569
SmartDesign Advantage Option I                                                          9,991.085     6.95        69,438
SmartDesign Advantage Option II                                                         3,408.679     6.93        23,622
SmartDesign Advantage Option III                                                          148.669     6.92         1,029
                                                                                 -----------------         --------------
                                                                                      121,036.970               $848,497
                                                                                 =================         ==============

AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
Rollover Choice Option I                                                                3,701.273    $7.40       $27,389
                                                                                 -----------------         --------------
                                                                                        3,701.273                $27,389
                                                                                 =================         ==============

AIM V.I. CORE EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                4,960.602    $8.26       $40,975
                                                                                 -----------------         --------------
                                                                                        4,960.602                $40,975
                                                                                 =================         ==============

AIM V.I. PREMIER EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                6,113.296    $6.84       $41,815
Rollover Choice Option II                                                               5,600.805     6.82        38,197
                                                                                 -----------------         --------------
                                                                                       11,714.101                $80,012
                                                                                 =================         ==============

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                           5,317.948    $8.58       $45,628
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              8,584.788     8.55        73,400
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           5,498.975     8.53        46,906
VA Option I                                                                            53,589.426     8.66       464,084
VA Option II                                                                           41,567.535     8.62       358,312
VA Option III                                                                          16,435.620     8.60       141,346
VA Bonus Option I                                                                      69,917.676     8.60       601,292
VA Bonus Option II                                                                     71,475.693     8.56       611,832
VA Bonus Option III                                                                    17,783.469     8.54       151,871
SmartDesign Advantage Option I                                                         12,252.266     8.50       104,144
SmartDesign Advantage Option II                                                         6,907.718     8.48        58,577
SmartDesign Advantage Option III                                                        6,158.098     8.46        52,098
                                                                                 -----------------         --------------
                                                                                      315,489.212             $2,709,490
                                                                                 =================         ==============


                                      163

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         11,011.021    $7.33      $80,711
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             5,073.118     7.31       37,084
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,048.890     7.29       14,936
VA Option I                                                                          111,625.699     7.40      826,030
VA Option II                                                                         107,568.702     7.37      792,781
VA Option III                                                                         37,970.848     7.35      279,086
VA Bonus Option I                                                                    187,892.497     7.35    1,381,010
VA Bonus Option II                                                                   110,199.338     7.32      806,659
VA Bonus Option III                                                                   49,729.010     7.30      363,022
SmartDesign Advantage Option I                                                         7,581.492     7.27       55,117
SmartDesign Advantage Option II                                                       11,489.341     7.25       83,298
SmartDesign Advantage Option III                                                       1,624.503     7.23       11,745
                                                                                 ----------------         -------------
                                                                                     643,814.459            $4,731,479
                                                                                 ================         =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,699.611    $6.50     $121,547
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             4,096.233     6.48       26,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            242.415     6.47        1,568
VA Option I                                                                           41,282.713     6.56      270,815
VA Option II                                                                          87,298.365     6.54      570,931
VA Option III                                                                         21,482.259     6.52      140,064
VA Bonus Option I                                                                     48,076.653     6.52      313,460
VA Bonus Option II                                                                    63,675.099     6.49      413,251
VA Bonus Option III                                                                   13,118.794     6.47       84,879
SmartDesign Advantage Option I                                                        10,347.731     6.44       66,639
SmartDesign Advantage Option II                                                       10,463.152     6.43       67,278
SmartDesign Advantage Option III                                                       2,733.252     6.41       17,520
                                                                                 ----------------         -------------
                                                                                     321,516.277            $2,094,496
                                                                                 ================         =============




                                      164

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
DVA                                                                                    6,391.315    $6.41       $40,968
DVA Plus - Standard (pre February 2000)                                                9,787.230     6.39        62,540
DVA Plus - Standard (post January 2000 & post 2000)                                   14,326.050     6.38        91,400
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      523,176.282     6.37     3,332,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              534,217.197     6.37     3,402,964
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          219,814.733     6.36     1,398,022
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         69,147.668     6.35       439,088
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             202,568.992     6.35     1,286,313
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      256,320.522     6.34     1,625,072
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          138,234.806     6.34       876,409
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           244,585.622     6.33     1,548,227
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             473,546.962     6.33     2,997,552
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          7,612.918     6.32        48,114
Access - Annual Ratchet (post April 2001)                                              4,842.214     6.31        30,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 107,164.703     6.31       676,209
Access - 7% Solution (post April 2001)                                                72,400.853     6.30       456,125
Access  - Max 7 (post April 2001)                                                     13,477.384     6.29        84,773
ES II - Max 7 (post 2000), Generations - Max 7                                       147,714.687     6.33       935,034
Landmark - 7% Solution                                                                72,837.366     6.32       460,332
Value                                                                                 16,144.991     6.42       103,651
VA Option I                                                                          117,835.906     6.42       756,507

                                      165

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH (CONTINUED)
VA Option II                                                                          41,737.349   $6.39       $266,702
VA Option III                                                                         15,098.206    6.37         96,176
VA Bonus Option I                                                                    156,999.146    6.37      1,000,085
VA Bonus Option II                                                                    74,614.341    6.34        473,055
VA Bonus Option III                                                                   53,634.764    6.32        338,972
SmartDesign Advantage Option I                                                        14,612.297    6.30         92,057
SmartDesign Advantage Option II                                                        8,816.847    6.28         55,370
SmartDesign Advantage Option III                                                       2,814.395    6.26         17,618
Rollover Choice Option I                                                              30,532.901    6.43        196,327
Rollover Choice Option II                                                              3,701.211    6.42         23,762
Rollover Choice Option III                                                               607.274    6.40          3,887
                                                                                 ----------------        ---------------
                                                                                   3,655,317.132            $23,216,498
                                                                                 ================        ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
DVA                                                                                    4,246.161   $7.88        $33,460
DVA Series 100                                                                           525.907    7.84          4,123
DVA Plus - Standard (pre February 2000)                                                5,651.143    7.85         44,361
DVA Plus - Standard (post January 2000 & post 2000)                                   37,470.212    7.85        294,141
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      478,394.663    7.83      3,745,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              321,871.933    7.83      2,520,257
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          185,664.648    7.82      1,451,898
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         70,101.597    7.81        547,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             177,882.505    7.80      1,387,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      338,456.229    7.80      2,639,959

                                      166

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          139,297.067   $7.79     $1,085,124
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           178,751.984    7.79      1,392,478
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             250,947.059    7.78      1,952,368
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,459.360    7.77         73,499
Access - Annual Ratchet (post April 2001)                                             18,935.799    7.76        146,942
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  54,903.954    7.75        425,506
Access - 7% Solution (post April 2001)                                                46,318.279    7.75        358,967
Access  - Max 7 (post April 2001)                                                      7,498.006    7.74         58,035
ES II - Max 7 (post 2000), Generations - Max 7                                        70,753.511    7.78        550,462
Landmark - 7% Solution                                                                19,711.625    7.76        152,962
Value                                                                                  3,346.119    7.89         26,401
VA Option I                                                                          137,710.507    7.89      1,086,536
VA Option II                                                                          67,873.888    7.85        532,810
VA Option III                                                                         26,357.099    7.83        206,376
VA Bonus Option I                                                                    178,215.219    7.83      1,395,425
VA Bonus Option II                                                                   140,603.473    7.79      1,095,301
VA Bonus Option III                                                                   24,656.472    7.78        191,827
SmartDesign Advantage Option I                                                        15,527.727    7.74        120,185
SmartDesign Advantage Option II                                                       10,722.407    7.72         82,777
SmartDesign Advantage Option III                                                       7,831.391    7.70         60,302
Rollover Choice Option I                                                              21,033.949    7.91        166,379
Rollover Choice Option II                                                              2,414.475    7.89         19,050
Rollover Choice Option III                                                               748.840    7.87          5,893
                                                                                 ----------------        ---------------
                                                                                   3,053,883.208            $23,854,611
                                                                                 ================        ===============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         10,193.484   $8.63        $87,970
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             8,870.371    8.60         76,285
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,392.267    8.58        166,386
VA Option I                                                                           86,387.123    8.71        752,432
VA Option II                                                                          77,060.412    8.67        668,114
VA Option III                                                                         17,280.541    8.65        149,477
VA Bonus Option I                                                                    141,706.160    8.64      1,224,341
VA Bonus Option II                                                                    80,927.058    8.61        696,782

                                      167

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
VA Bonus Option III                                                                    26,329.715    $8.59      $226,172
SmartDesign Advantage Option I                                                          5,170.226     8.55        44,205
SmartDesign Advantage Option II                                                        11,635.946     8.52        99,138
SmartDesign Advantage Option III                                                        5,478.254     8.50        46,565
Rollover Choice Option I                                                               18,394.766     8.73       160,586
Rollover Choice Option II                                                               4,124.316     8.71        35,923
Rollover Choice Option III                                                                537.961     8.69         4,675
                                                                                   ---------------         --------------
                                                                                      513,488.600             $4,439,051
                                                                                   ===============         ==============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
Rollover Choice Option I                                                                1,171.175    $7.89        $9,241
                                                                                   ---------------         --------------
                                                                                        1,171.175                 $9,241
                                                                                   ===============         ==============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                                1,802.105    $8.99       $16,201
Rollover Choice Option II                                                                 137.390     8.97         1,232
                                                                                   ---------------         --------------
                                                                                        1,939.495                $17,433
                                                                                   ===============         ==============

GREENWICH APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                              410.469   $14.02        $5,755
Granite PrimElite - Annual Ratchet                                                     42,037.067    13.88       583,474
                                                                                   ---------------         --------------
                                                                                       42,447.536               $589,229
                                                                                   ===============         ==============

GALAXY VIP ASSET ALLOCATION
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                               14,470.820    $8.15      $117,937
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                41,973.587     8.14       341,665
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February  2000) and 5.5% Solution  (pre February  2000),  ES II -
  5.5%
  Solution (post 2000)                                                                  4,092.860     8.11        33,193

                                      168

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP ASSET ALLOCATION (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,686.299   $8.10        $62,259
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        3,094.826    8.07         24,975
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,392.631    8.05         51,461
                                                                                 ----------------        ---------------
                                                                                      77,711.023               $631,490
                                                                                 ================        ===============

GALAXY VIP EQUITY
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        6,146.836   $6.57        $40,385
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               41,997.580    6.56        275,504
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            9,438.274    6.54         61,726
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          2,533.499    6.53         16,544
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,842.961    6.50         18,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             9,491.052    6.48         61,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               2,067.330    6.46         13,355
                                                                                 ----------------        ---------------
                                                                                      74,517.532               $487,495
                                                                                 ================        ===============


                                      169

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,973.536   $7.56        $37,600
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                6,935.812    7.55         52,365
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            941.925    7.51          7,074
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,055.178    7.49         15,393
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               778.183    7.46          5,805
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                 520.260    7.44          3,871
                                                                                 ----------------        ---------------
                                                                                      16,204.894               $122,108
                                                                                 ================        ===============

GALAXY VIP HIGH QUALITY BOND
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,333.820  $12.74        $42,473
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                2,441.177   12.72         31,052
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,264.887   12.65         16,001

                                      170

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP HIGH QUALITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                          261.886  $12.61         $3,302
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             2,995.152   12.57         37,649
                                                                                 ----------------        ---------------
                                                                                      10,296.922               $130,477
                                                                                 ================        ===============

GALAXY VIP SMALL COMPANY GROWTH
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        1,744.000   $8.69        $15,155
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,318.134    8.67         11,428
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            1,508.000    8.65         13,044
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            506.975    8.63          4,375
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             1,382.134    8.57         11,845
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                  98.104    8.55            839
                                                                                 ----------------        ---------------
                                                                                       6,557.347                $56,686
                                                                                 ================        ===============

ING GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                          390,804.171  $10.10     $3,947,122
VA Option II                                                                         213,031.411   10.05      2,140,966
VA Option III                                                                        117,577.827   10.03      1,179,306
VA Bonus Option I                                                                    972,908.364   10.02      9,748,542
VA Bonus Option II                                                                   682,003.499    9.98      6,806,395
VA Bonus Option III                                                                  485,961.261    9.96      4,840,174
                                                                                 ----------------        ---------------
                                                                                   2,862,286.533            $28,662,505
                                                                                 ================        ===============


                                      171

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES P
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         67,854.231   $9.93        $673,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     10,497.941    9.91         104,035
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,684.163    9.89          36,436
VA Option I                                                                        1,705,435.036   10.02      17,088,459
VA Option II                                                                         972,549.749    9.98       9,706,046
VA Option III                                                                        401,541.204    9.96       3,999,350
VA Bonus Option I                                                                  5,315,976.104    9.95      52,893,962
VA Bonus Option II                                                                 3,474,689.314    9.91      34,434,171
VA Bonus Option III                                                                2,205,103.224    9.89      21,808,471
SmartDesign Advantage Option I                                                       108,591.586    9.86       1,070,713
SmartDesign Advantage Option II                                                       35,661.831    9.83         350,556
SmartDesign Advantage Option III                                                      26,860.854    9.81         263,505
                                                                                -----------------        ----------------
                                                                                  14,328,445.237            $142,429,497
                                                                                =================        ================

ING GET FUND - SERIES Q
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,383.289  $10.03      $5,640,704
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,409.580   10.01       2,846,940
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         83,909.189    9.99         838,253
VA Option I                                                                        1,999,208.942   10.10      20,192,010
VA Option II                                                                       1,409,733.467   10.07      14,196,016
VA Option III                                                                        491,168.651   10.05       4,936,245
VA Bonus Option I                                                                  4,783,644.544   10.04      48,027,791
VA Bonus Option II                                                                 3,845,316.589   10.01      38,491,619
VA Bonus Option III                                                                1,887,729.911   10.00      18,877,299
SmartDesign Advantage Option I                                                     1,028,249.267    9.97      10,251,645
SmartDesign Advantage Option II                                                      217,938.548    9.94       2,166,309
SmartDesign Advantage Option III                                                     253,781.731    9.93       2,520,053
Rollover Choice Option I                                                               2,541.246   10.12          25,717
Rollover Choice Option II                                                              4,941.125   10.10          49,905
                                                                                -----------------        ----------------
                                                                                  16,854,956.079            $169,060,506
                                                                                =================        ================


                                      172

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES R
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,074,925.572  $10.09     $10,845,999
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    257,403.873   10.07       2,592,057
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        115,167.896   10.06       1,158,589
VA Option I                                                                        2,104,589.356   10.14      21,340,536
VA Option II                                                                         988,297.070   10.12      10,001,566
VA Option III                                                                        506,820.458   10.10       5,118,887
VA Bonus Option I                                                                  4,259,757.948   10.10      43,023,555
VA Bonus Option II                                                                 3,262,756.657   10.08      32,888,587
VA Bonus Option III                                                                1,891,866.395   10.06      19,032,176
SmartDesign Advantage Option I                                                     1,141,597.398   10.04      11,461,638
SmartDesign Advantage Option II                                                      716,661.831   10.02       7,180,952
SmartDesign Advantage Option III                                                     566,849.087   10.01       5,674,159
Rollover Choice Option I                                                              19,740.797   10.16         200,566
Rollover Choice Option II                                                              4,164.678   10.14          42,230
                                                                                -----------------        ----------------
                                                                                  16,910,599.016            $170,561,497
                                                                                =================        ================

ING GET FUND - SERIES S
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,272,002.001  $10.03     $12,758,180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    714,136.233   10.02       7,155,645
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        253,670.431   10.01       2,539,241
VA Option I                                                                        2,645,718.489   10.07      26,642,385
VA Option II                                                                       1,006,108.528   10.05      10,111,391
VA Option III                                                                        531,316.937   10.04       5,334,422
VA Bonus Option I                                                                  5,903,407.361   10.04      59,270,210
VA Bonus Option II                                                                 3,536,752.857   10.02      35,438,264
VA Bonus Option III                                                                2,276,351.650   10.01      22,786,280
SmartDesign Advantage Option I                                                     1,993,960.945   10.00      19,939,609
SmartDesign Advantage Option II                                                    1,229,819.186    9.99      12,285,894
SmartDesign Advantage Option III                                                     467,734.302    9.98       4,667,988
Rollover Choice Option I                                                              31,718.983   10.08         319,727
Rollover Choice Option II                                                              4,790.846   10.07          48,244
                                                                                -----------------        ----------------
                                                                                  21,867,488.749            $219,297,480
                                                                                =================        ================


                                      173

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES T
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 50,400.668  $10.08        $508,039
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,558,991.778   10.07      15,699,047
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              19,504.482   10.07         196,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          171,909.156   10.06       1,729,406
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    508,430.836   10.06       5,114,814
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        402,293.548   10.06       4,047,073
ES II - Max 7 (post 2000), Generations - Max 7                                        95,839.486   10.06         964,145
VA Option I                                                                        2,265,324.445   10.09      22,857,124
VA Option II                                                                         986,184.393   10.08       9,940,739
VA Option III                                                                        395,886.131   10.08       3,990,532
VA Bonus Option I                                                                  6,903,091.797   10.07      69,514,134
VA Bonus Option II                                                                 3,462,362.180   10.06      34,831,364
VA Bonus Option III                                                                2,223,311.868   10.06      22,366,517
SmartDesign Advantage Option I                                                     2,313,192.394   10.05      23,247,584
SmartDesign Advantage Option II                                                    1,164,309.907   10.04      11,689,671
SmartDesign Advantage Option III                                                   1,014,350.218   10.04      10,184,076
Rollover Choice Option I                                                             105,907.907   10.10       1,069,670
Rollover Choice Option II                                                              1,397.340   10.09          14,099
                                                                                -----------------        ----------------
                                                                                  23,642,688.533            $237,964,444
                                                                                =================        ================

ING GET FUND - SERIES U
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,187.025  $10.00         $11,870
VA Option I                                                                            1,571.485   10.00          15,715
VA Option II                                                                           6,507.823   10.00          65,078
VA Option III                                                                          1,409.047   10.00          14,090
VA Bonus Option I                                                                     36,166.923   10.00         361,669
VA Bonus Option II                                                                     8,169.053   10.00          81,691
SmartDesign Advantage Option I                                                         3,233.024    9.99          32,298
Rollover Choice Option I                                                              46,529.254   10.00         465,293
                                                                                -----------------        ----------------
                                                                                     104,773.634              $1,047,704
                                                                                =================        ================


                                      174

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING ALGER GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               5,955.720   $6.56        $39,070
                                                                                -----------------        ---------------
                                                                                       5,955.720                $39,070
                                                                                =================        ===============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
Rollover Choice Option II                                                                215.415   $8.10         $1,745
                                                                                -----------------        ---------------
                                                                                         215.415                 $1,745
                                                                                =================        ===============

ING J.P. MORGAN MID CAP VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,313.035   $9.15        $12,014
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        105.865    9.14            968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            279.120    9.13          2,548
VA Option I                                                                            7,703.109    9.19         70,792
VA Option II                                                                             325.073    9.17          2,981
VA Option III                                                                            871.507    9.16          7,983
VA Bonus Option I                                                                     12,516.020    9.16        114,647
VA Bonus Option II                                                                     6,147.437    9.14         56,188
VA Bonus Option III                                                                    2,029.335    9.13         18,528
SmartDesign Advantage Option I                                                           525.395    9.11          4,786
SmartDesign Advantage Option II                                                          500.283    9.10          4,553
SmartDesign Advantage Option III                                                         525.629    9.09          4,778
                                                                                -----------------        ---------------
                                                                                      32,841.808               $300,766
                                                                                =================        ===============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (INITIAL  CLASS)
Contracts in  accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          9,202.920   $6.12        $56,322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,495.904    6.10          9,125
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,820.488    6.08         41,469
VA Option I                                                                           24,402.739    6.18        150,809
VA Option II                                                                          24,352.603    6.15        149,769
VA Option III                                                                          9,183.824    6.13         56,297
VA Bonus Option I                                                                     51,742.510    6.13        317,182

                                      175

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING MFS(R) CAPITAL OPPORTUNITIES (INITIAL CLASS) (CONTINUED)
VA Bonus Option II                                                                  45,652.230     $6.10      $278,479
VA Bonus Option III                                                                 27,827.914      6.09       169,472
SmartDesign Advantage Option I                                                       7,426.711      6.06        45,006
SmartDesign Advantage Option II                                                        949.187      6.04         5,733
                                                                                ---------------          --------------
                                                                                   209,057.030              $1,279,663
                                                                                ===============          ==============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (SERVICE  CLASS)
Contracts in  accumulation period:
Rollover Choice Option I                                                            10,569.482     $6.85       $72,401
                                                                                ---------------          --------------
                                                                                    10,569.482                 $72,401
                                                                                ===============          ==============

ING MFS(R) GLOBAL GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      110.304     $8.29          $914
VA Option I                                                                          1,482.246      8.34        12,362
VA Option II                                                                         1,343.372      8.32        11,177
VA Bonus Option I                                                                    4,797.670      8.31        39,869
VA Bonus Option II                                                                     295.240      8.29         2,448
VA Bonus Option III                                                                    192.981      8.28         1,598
SmartDesign Advantage Option I                                                         595.582      8.27         4,925
Rollover Choice Option I                                                               222.879      8.35         1,861
                                                                                ---------------          --------------
                                                                                     9,040.274                 $75,154
                                                                                ===============          ==============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                            16,208.427     $7.80      $126,426
                                                                                ---------------          --------------
                                                                                    16,208.427                $126,426
                                                                                ===============          ==============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
Rollover Choice Option I                                                            55,182.425    $10.75      $593,211
                                                                                ---------------          --------------
                                                                                    55,182.425                $593,211
                                                                                ===============          ==============

ING SALOMON BROS. CAPITAL
Contracts in accumulation period:
Rollover Choice Option I                                                             1,231.608     $7.41        $9,126
                                                                                ---------------          --------------
                                                                                     1,231.608                  $9,126
                                                                                ===============          ==============

ING SALOMON BROS. INVESTORS VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               487.219     $7.61        $3,708
                                                                                ---------------          --------------
                                                                                       487.219                  $3,708
                                                                                ===============          ==============

                                      176

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING SCUDDER INTERNATIONAL GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               534.407    $8.14          $4,350
Rollover Choice Option II                                                              385.164     8.13           3,131
                                                                                ---------------         ----------------
                                                                                       919.571                   $7,481
                                                                                ===============         ================

ING T. ROWE PRICE GROWTH EQUITY
Rollover Choice Option I                                                            18,694.132    $7.52        $140,580
Rollover Choice Option II                                                              390.902     7.51           2,936
                                                                                ---------------         ----------------
                                                                                    19,085.034                 $143,516
                                                                                ===============         ================

ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
Rollover Choice Option I                                                               297.448    $7.54          $2,243
                                                                                ---------------         ----------------
                                                                                       297.448                   $2,243
                                                                                ===============         ================

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               28,765.909    $8.30        $238,757
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              2,563.257     8.30          21,275
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        4,117.380     8.29          34,133
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               283.320     8.29           2,349
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         29,823.131     8.28         246,936
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    1,649.302     8.28          13,656
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        4,188.813     8.27          34,641
ES II - Max 7 (post 2000), Generations - Max 7                                     105,532.227     8.27         872,752
VA Option I                                                                          6,159.801     8.32          51,250
VA Option II                                                                         4,430.488     8.31          36,817
VA Option III                                                                          109.415     8.30             908
VA Bonus Option I                                                                    5,134.250     8.30          42,614
VA Bonus Option II                                                                   6,396.200     8.28          52,961
VA Bonus Option III                                                                  2,101.826     8.27          17,382

                                      177

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VAN KAMPEN COMSTOCK (CONTINUED)
SmartDesign Advantage Option I                                                         1,514.971    $8.25        $12,499
SmartDesign Advantage Option II                                                        2,191.557     8.24         18,058
Rollover Choice Option I                                                               4,737.926     8.34         39,514
                                                                                -----------------         ---------------
                                                                                     209,699.773              $1,736,502
                                                                                =================         ===============

ING VP WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                    5,517.312    $5.26        $29,021
DVA Plus - Standard (pre February 2000)                                               12,358.456     5.23         64,635
DVA Plus - Standard (post January 2000 & post 2000)                                   49,480.801     5.22        258,290
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                467,246.705     5.21      2,434,355
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              859,281.375     5.20      4,468,263
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          142,057.864     5.19        737,280
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        116,508.310     5.18        603,513
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             322,466.194     5.17      1,667,150
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      361,646.549     5.16      1,866,096
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          349,870.710     5.16      1,805,333
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    598,427.686     5.15      3,081,903
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,083,707.075     5.14      5,570,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,003.284     5.13          5,147
Access - Annual Ratchet (post April 2001)                                             39,020.638     5.12        199,786

                                      178

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 138,853.238   $5.11       $709,540
Access - 7% Solution (post April 2001)                                                57,393.340    5.10        292,706
Access  - Max 7 (post April 2001)                                                     78,477.936    5.09        399,453
ES II - Max 7 (post 2000), Generations - Max 7                                       382,518.737    5.14      1,966,146
Landmark - 7% Solution                                                               100,549.031    5.12        514,811
Value                                                                                 31,341.713    5.28        165,484
VA Option I                                                                           13,906.179    5.27         73,286
VA Option II                                                                          22,034.369    5.23        115,240
VA Option III                                                                          3,808.449    5.21         19,842
VA Bonus Option I                                                                     25,910.251    5.20        134,733
VA Bonus Option II                                                                    20,896.200    5.16        107,824
VA Bonus Option III                                                                    6,582.348    5.14         33,833
SmartDesign Advantage Option I                                                         5,942.421    5.10         30,306
SmartDesign Advantage Option II                                                          819.595    5.07          4,155
SmartDesign Advantage Option III                                                       1,408.659    5.05          7,114
                                                                                -----------------        ---------------
                                                                                   5,299,035.425            $27,365,499
                                                                                =================        ===============

ING VP BOND
Contracts in accumulation period:
DVA 80                                                                                 5,835.705  $10.69        $62,384
DVA                                                                                    1,384.830   10.67         14,776
DVA Series 100                                                                           460.852   10.65          4,908
DVA Plus - Standard (pre February 2000)                                               13,699.520   10.65        145,900
DVA Plus - Standard (post January 2000 & post 2000)                                   65,448.385   10.65        697,025
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                719,278.721   10.64      7,653,126
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              665,314.190   10.64      7,078,943
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          290,354.137   10.63      3,086,464
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,128.304   10.63        511,604
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              88,274.683   10.63        938,360

                                      179

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      707,083.140   $10.62    $7,509,223
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,866.859    10.62     2,324,366
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           616,916.853    10.62     6,551,657
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             456,890.838    10.61     4,847,612
Access - Annual Ratchet (post April 2001)                                              9,276.800    10.60        98,334
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  20,543.142    10.59       217,552
Access - 7% Solution (post April 2001)                                                45,161.920    10.59       478,265
Access  - Max 7 (post April 2001)                                                     93,174.370    10.58       985,785
ES II - Max 7 (post 2000), Generations - Max 7                                       564,471.057    10.61     5,989,038
Landmark - 7% Solution                                                                16,610.577    10.60       176,072
Value                                                                                 21,077.526    10.68       225,108
                                                                                 ----------------         --------------
                                                                                   4,668,252.409            $49,596,502
                                                                                 ================         ==============

ING VP GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               6,569.234    $6.94       $45,590
                                                                                 ----------------         --------------
                                                                                       6,569.234                $45,590
                                                                                 ================         ==============

ING VP INDEX PLUS LARGECAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         12,557.733    $7.21       $90,541
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,179.958     7.19        44,434
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,963.889     7.18        28,461
VA Option I                                                                          141,983.350     7.28     1,033,639
VA Option II                                                                          46,368.062     7.25       336,168
VA Option III                                                                         34,433.300     7.24       249,297
VA Bonus Option I                                                                    224,198.353     7.23     1,620,954
VA Bonus Option II                                                                    35,518.020     7.20       255,730
VA Bonus Option III                                                                   26,792.477     7.18       192,370
SmartDesign Advantage Option I                                                        10,195.872     7.15        72,900
SmartDesign Advantage Option II                                                        8,441.439     7.13        60,187

                                      180

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP (CONTINUED)
SmartDesign Advantage Option III                                                       8,987.585    $7.11       $63,902
Rollover Choice Option I                                                              71,089.664     7.31       519,665
Rollover Choice Option II                                                              2,369.346     7.28        17,249
Rollover Choice Option III                                                               564.067     7.27         4,101
                                                                                 ----------------         --------------
                                                                                     633,643.115             $4,589,598
                                                                                 ================         ==============

ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,930.296    $8.53      $118,825
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             7,367.210     8.51        62,695
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,361.288     8.49       164,377
VA Option I                                                                          133,786.073     8.61     1,151,898
VA Option II                                                                          61,372.138     8.58       526,573
VA Option III                                                                         19,210.554     8.56       164,442
VA Bonus Option I                                                                    177,302.397     8.55     1,515,935
VA Bonus Option II                                                                    94,503.966     8.51       804,229
VA Bonus Option III                                                                   97,939.999     8.49       831,511
SmartDesign Advantage Option I                                                        11,177.803     8.46        94,564
SmartDesign Advantage Option II                                                       10,167.267     8.43        85,710
SmartDesign Advantage Option III                                                      17,384.130     8.41       146,201
Rollover Choice Option I                                                              22,538.459     8.64       194,732
Rollover Choice Option II                                                              5,073.425     8.61        43,682
Rollover Choice Option III                                                               480.800     8.59         4,130
                                                                                 ----------------         --------------
                                                                                     691,595.805             $5,909,504
                                                                                 ================         ==============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         24,464.385    $8.59      $210,149
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,622.813     8.57        31,048
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,254.460     8.55        27,826
VA Option I                                                                           97,303.653     8.67       843,623
VA Option II                                                                          45,701.551     8.64       394,861
VA Option III                                                                          8,401.252     8.62        72,419
VA Bonus Option I                                                                    119,426.433     8.61     1,028,262
VA Bonus Option II                                                                    50,587.854     8.57       433,538

                                      181

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS SMALLCAP (CONTINUED)
VA Bonus Option III                                                                    69,820.561    $8.55      $596,966
SmartDesign Advantage Option I                                                          5,086.437     8.52        43,336
SmartDesign Advantage Option II                                                         9,017.544     8.49        76,559
SmartDesign Advantage Option III                                                        9,049.582     8.47        76,650
Rollover Choice Option I                                                               18,191.748     8.70       158,268
Rollover Choice Option II                                                               1,382.428     8.68        11,999
                                                                                  ----------------         --------------
                                                                                      465,310.701             $4,005,504
                                                                                  ================         ==============

ING VP SMALL COMPANY
Contracts in accumulation period:
Rollover Choice Option I                                                               16,504.399    $7.56      $124,773
Rollover Choice Option II                                                               4,207.514     7.54        31,725
                                                                                  ----------------         --------------
                                                                                       20,711.913               $156,498
                                                                                  ================         ==============

ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,312.844    $6.55        $8,599
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              1,588.561     6.53        10,373
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,346.537     6.52        15,299
VA Option I                                                                            31,204.909     6.62       206,576
VA Option II                                                                           13,742.756     6.59        90,565
VA Option III                                                                           4,227.538     6.57        27,775
VA Bonus Option I                                                                      32,953.774     6.57       216,506
VA Bonus Option II                                                                     28,741.641     6.54       187,970
VA Bonus Option III                                                                     7,083.223     6.52        46,183
SmartDesign Advantage Option I                                                         17,731.744     6.49       115,079
SmartDesign Advantage Option II                                                         1,235.020     6.47         7,991
SmartDesign Advantage Option III                                                       14,687.082     6.46        94,879
Rollover Choice Option I                                                                8,766.617     6.63        58,123
                                                                                  ----------------         --------------
                                                                                      165,622.247             $1,085,918
                                                                                  ================         ==============

ING VP CONVERTIBLE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,417.757    $9.61       $13,625
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                                571.190     9.58         5,472

                                       182

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP CONVERTIBLE (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         2,962.680    $9.56       $28,323
VA Option I                                                                          27,864.868     9.70       270,289
VA Option II                                                                         23,212.677     9.66       224,234
VA Bonus Option I                                                                    24,891.586     9.63       239,706
VA Bonus Option II                                                                   16,097.635     9.59       154,376
VA Bonus Option III                                                                   1,293.425     9.57        12,378
SmartDesign Advantage Option I                                                        3,125.116     9.52        29,751
SmartDesign Advantage Option II                                                       5,397.937     9.50        51,280
SmartDesign Advantage Option III                                                        522.665     9.48         4,955
                                                                               -----------------         --------------
                                                                                    107,357.536             $1,034,389
                                                                               =================         ==============
ING VP GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508.000    $5.30        $2,692
DVA Plus - Standard (pre February 2000)                                                 589.526     5.27         3,107
DVA Plus - Standard (post January 2000 & post 2000)                                  11,903.518     5.27        62,732
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                      143,306.638     5.26       753,793
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             297,926.064     5.26     1,567,091
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         134,511.899     5.25       706,187
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        30,250.239     5.24       158,511
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            157,970.166     5.24       827,764
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                       151,542.584     5.23       792,568
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         149,494.282     5.23       781,855
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   178,992.222     5.23       936,129

                                      183

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             355,700.276    $5.22    $1,856,755
Access - Annual Ratchet (post April 2001)                                              4,918.441     5.20        25,576
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,490.561     5.20       356,151
Access - 7% Solution (post April 2001)                                                11,587.039     5.19        60,137
Access  - Max 7 (post April 2001)                                                     49,552.666     5.19       257,178
ES II - Max 7 (post 2000), Generations - Max 7                                       109,759.285     5.22       572,943
Landmark - 7% Solution                                                                34,246.496     5.21       178,424
Value                                                                                  1,365.563     5.31         7,251
Rollover Choice Option I                                                               2,754.175     5.32        14,652
                                                                                 ----------------         --------------
                                                                                   1,895,369.640             $9,921,496
                                                                                 ================         ==============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               4,649.081    $8.47       $39,378
Rollover Choice Option II                                                                288.667     8.45         2,439
                                                                                 ----------------         --------------
                                                                                       4,937.748                $41,817
                                                                                 ================         ==============

ING VP LARGE COMPANY VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          6,796.009    $7.95       $54,028
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               888.555     7.93         7,046
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,895.920     7.91        22,907
VA Option I                                                                           31,277.430     8.03       251,158
VA Option II                                                                          18,070.271     7.99       144,381
VA Option III                                                                         14,141.043     7.98       112,846
VA Bonus Option I                                                                     26,066.797     7.97       207,752
VA Bonus Option II                                                                    10,660.289     7.93        84,536
VA Bonus Option III                                                                    4,544.920     7.92        35,996
SmartDesign Advantage Option I                                                         3,927.934     7.88        30,952
SmartDesign Advantage Option II                                                           80.251     7.86           631
SmartDesign Advantage Option III                                                         727.650     7.84         5,705
                                                                                 ----------------         --------------
                                                                                     120,077.069               $957,938
                                                                                 ================         ==============

ING VP LARGECAP GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,324.788    $6.15       $26,597

                                      184

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP LARGECAP GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               148.376    $6.13          $910
VA Option I                                                                           17,334.479     6.21       107,647
VA Option II                                                                          31,441.028     6.18       194,306
VA Option III                                                                          7,410.080     6.17        45,720
VA Bonus Option I                                                                     41,753.715     6.16       257,203
VA Bonus Option II                                                                    42,851.444     6.14       263,108
VA Bonus Option III                                                                   11,187.257     6.12        68,466
SmartDesign Advantage Option I                                                         4,073.044     6.10        24,846
SmartDesign Advantage Option II                                                        1,059.501     6.08         6,442
SmartDesign Advantage Option III                                                       1,693.678     6.06        10,264
                                                                                 ----------------         --------------
                                                                                     163,277.390             $1,005,509
                                                                                 ================         ==============

ING VP MAGNACAP
Contracts in accumulation period:
DVA                                                                                    6,555.686   $7.15        $46,873
DVA Plus - Standard (pre February 2000)                                                6,549.431    7.12         46,632
DVA Plus - Standard (post January 2000 & post 2000)                                   10,551.443    7.11         75,021
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                211,733.236    7.10      1,503,306
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              307,643.277    7.10      2,184,267
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           20,061.852    7.08        142,038
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         17,210.413    7.08        121,850
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             153,013.266    7.07      1,081,804
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      125,575.174    7.07        887,816
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          102,496.200    7.06        723,623

                                      185

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP MAGNACAP (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    190,988.256   $7.05     $1,346,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             295,511.233    7.04      2,080,399
Access - Annual Ratchet (post April 2001)                                             18,131.585    7.02        127,284
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  41,228.581    7.02        289,425
Access - 7% Solution (post April 2001)                                                12,375.694    7.01         86,754
Access  - Max 7 (post April 2001)                                                     27,970.406    7.00        195,793
ES II - Max 7 (post 2000), Generations - Max 7                                       108,901.970    7.05        767,759
Landmark - 7% Solution                                                                31,708.981    7.03        222,914
Value                                                                                  4,070.367    7.16         29,144
VA Option I                                                                           20,708.864    7.16        148,275
VA Option II                                                                             284.124    7.12          2,023
VA Option III                                                                            630.457    7.10          4,476
VA Bonus Option I                                                                     19,500.998    7.10        138,457
VA Bonus Option II                                                                     6,930.236    7.06         48,927
VA Bonus Option III                                                                    3,957.580    7.04         27,861
SmartDesign Advantage Option I                                                         1,471.448    7.01         10,315
                                                                                -----------------        ---------------
                                                                                   1,745,760.759            $12,339,503
                                                                                =================        ===============

ING VP MIDCAP OPPORTUNITIES
Contracts in accumulation period:
Rollover Choice Option I                                                               1,699.815   $7.24        $12,307
                                                                                -----------------        ---------------
                                                                                       1,699.815                $12,307
                                                                                =================        ===============

ING VP SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                    7,081.683   $4.65        $32,930
DVA Plus - Standard (pre February 2000)                                                4,958.507    4.63         22,958
DVA Plus - Standard (post January 2000 & post 2000)                                   59,275.642    4.63        274,446
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                774,556.649    4.62      3,578,452
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,042,745.581    4.62      4,817,485
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          139,362.310    4.61        642,460


                                      186

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,062.812   $4.61       $221,570
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             563,708.902    4.60      2,593,061
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      483,572.111    4.60      2,224,432
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          454,391.883    4.59      2,085,659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    696,664.441    4.59      3,197,690
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,196,796.823    4.58      5,481,329
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            345.077    4.58          1,580
Access - Annual Ratchet (post April 2001)                                             54,432.709    4.57        248,757
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 249,713.741    4.57      1,141,192
Access - 7% Solution (post April 2001)                                                46,045.780    4.56        209,969
Access  - Max 7 (post April 2001)                                                    177,134.824    4.55        805,963
ES II - Max 7 (post 2000), Generations - Max 7                                       374,677.088    4.59      1,719,768
Landmark - 7% Solution                                                               117,675.900    4.57        537,779
Value                                                                                 58,728.870    4.66        273,677
Rollover Choice Option I                                                               3,071.070    4.67         14,342
                                                                                -----------------        ---------------
                                                                                   6,553,002.403            $30,125,499
                                                                                =================        ===============

INVESCO VIF - FINANCIAL SERVICES
Contracts in accumulation period:
DVA                                                                                      406.061   $7.90         $3,208
DVA Series 100                                                                           670.845    7.86          5,273
DVA Plus - Standard (pre February 2000)                                                5,407.333    7.88         42,610
DVA Plus - Standard (post January 2000 & post 2000)                                   19,155.514    7.87        150,754
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                584,089.237    7.86      4,590,941
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              491,868.834    7.85      3,861,170

                                      187

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - FINANCIAL SERVICES (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          117,511.348   $7.84       $921,289
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         44,675.520    7.83        349,809
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             200,145.811    7.83      1,567,142
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      182,155.631    7.82      1,424,457
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          110,702.021    7.82        865,690
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,060.139    7.81      2,218,510
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             407,036.399    7.80      3,174,884
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            667.125    7.79          5,197
Access - Annual Ratchet (post April 2001)                                             36,848.113    7.78        286,678
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  84,291.461    7.78        655,788
Access - 7% Solution (post April 2001)                                                 8,073.622    7.77         62,732
Access  - Max 7 (post April 2001)                                                     32,860.169    7.76        254,995
ES II - Max 7 (post 2000), Generations - Max 7                                        91,597.737    7.81        715,378
Landmark - 7% Solution                                                                47,920.623    7.79        373,302
Value                                                                                  5,012.313    7.92         39,698
VA Option I                                                                           28,312.555    7.91        223,952
VA Option II                                                                          17,476.529    7.88        137,715
VA Option III                                                                          2,929.158    7.86         23,023
VA Bonus Option I                                                                     40,079.602    7.85        314,625
VA Bonus Option II                                                                    39,578.360    7.82        309,503
VA Bonus Option III                                                                   41,939.098    7.80        327,125
SmartDesign Advantage Option I                                                           786.478    7.77          6,111
SmartDesign Advantage Option II                                                        3,904.827    7.74         30,223
SmartDesign Advantage Option III                                                         535.466    7.73          4,139
                                                                                -----------------        ---------------
                                                                                   2,930,697.929            $22,945,921
                                                                                =================        ===============

INVESCO VIF - HEALTH SCIENCES
Contracts in accumulation period:
DVA 80                                                                                 9,089.241   $7.72        $70,169

                                      188

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
DVA                                                                                      540.527   $7.70         $4,162
DVA Series 100                                                                           541.402    7.66          4,147
DVA Plus - Standard (pre February 2000)                                               14,310.616    7.67        109,762
DVA Plus - Standard (post January 2000 & post 2000)                                   22,197.466    7.66        170,033
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                351,424.377    7.65      2,688,396
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              481,392.756    7.65      3,682,655
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          166,542.609    7.63      1,270,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         35,809.566    7.63        273,227
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             183,978.442    7.62      1,401,916
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      493,957.606    7.62      3,763,957
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,523.360    7.61      2,066,293
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    375,101.966    7.61      2,854,526
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             736,095.750    7.59      5,586,967
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,088.348    7.59         15,851
Access - Annual Ratchet (post April 2001)                                             15,338.008    7.58        116,262
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 151,076.855    7.57      1,143,652
Access - 7% Solution (post April 2001)                                                 9,189.497    7.57         69,564
Access  - Max 7 (post April 2001)                                                     45,837.467    7.56        346,531
ES II - Max 7 (post 2000), Generations - Max 7                                       306,734.060    7.60      2,331,179
Landmark - 7% Solution                                                                94,313.253    7.58        714,894
Value                                                                                 10,080.927    7.71         77,724
VA Option I                                                                           33,864.629    7.70        260,758
VA Option II                                                                          24,596.088    7.67        188,652

                                      189

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
VA Option III                                                                          9,104.697   $7.65        $69,651
VA Bonus Option I                                                                     44,853.153    7.65        343,127
VA Bonus Option II                                                                    46,036.519    7.61        350,338
VA Bonus Option III                                                                   66,227.851    7.59        502,669
SmartDesign Advantage Option I                                                         4,098.527    7.56         30,985
SmartDesign Advantage Option II                                                        4,279.783    7.54         32,270
SmartDesign Advantage Option III                                                       2,987.645    7.52         22,467
                                                                                -----------------        ---------------
                                                                                   4,013,212.991            $30,563,504
                                                                                =================        ===============

INVESCO VIF - LEISURE
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                2,494.057   $8.45        $21,075
DVA Plus - Standard (post January 2000 & post 2000)                                    1,919.924    8.45         16,223
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 69,606.717    8.44        587,481
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              132,018.982    8.44      1,114,240
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           28,020.116    8.43        236,210
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,463.630    8.43         12,338
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              65,381.973    8.43        551,170
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       30,006.613    8.42        252,656
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           41,607.549    8.42        350,336
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     54,250.341    8.42        456,788
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             100,698.931    8.41        846,878
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            757.891    8.41          6,374

                                      190

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - LEISURE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                              3,611.911   $8.40         $30,340
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  40,591.830    8.40         340,971
Access - 7% Solution (post April 2001)                                                17,360.124    8.40         145,825
Access  - Max 7 (post April 2001)                                                      7,579.148    8.39          63,589
ES II - Max 7 (post 2000), Generations - Max 7                                        94,573.834    8.41         795,366
Landmark - 7% Solution                                                                24,347.114    8.41         204,759
VA Option I                                                                              749.048    8.47           6,344
VA Option II                                                                             695.822    8.45           5,880
VA Option III                                                                            767.220    8.44           6,475
VA Bonus Option I                                                                      4,265.438    8.44          36,000
VA Bonus Option II                                                                     1,327.969    8.42          11,181
                                                                                -----------------        ----------------
                                                                                     724,096.182              $6,098,499
                                                                                =================        ================

INVESCO VIF - UTILITIES
Contracts in accumulation period:
DVA 80                                                                                 1,587.040   $6.43         $10,205
DVA Plus - Standard (pre February 2000)                                                   63.189    6.38             403
DVA Plus - Standard (post January 2000 & post 2000)                                   11,472.225    6.38          73,193
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                127,144.822    6.37         809,913
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              152,797.244    6.37         973,318
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           86,524.213    6.36         550,294
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,051.925    6.35         114,630
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              51,660.421    6.35         328,044
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      103,373.775    6.34         655,390

                                      191

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - UTILITIES (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           94,265.565   $6.34       $597,644
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    167,758.159    6.33      1,061,909
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             173,345.603    6.32      1,095,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,187.610    6.32         13,826
Access - Annual Ratchet (post April 2001)                                                814.005    6.31          5,136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  52,670.628    6.30        331,825
Access - 7% Solution (post April 2001)                                                24,927.137    6.30        157,041
Access  - Max 7 (post April 2001)                                                      2,946.473    6.29         18,533
ES II - Max 7 (post 2000), Generations - Max 7                                        34,605.984    6.33        219,056
Landmark - 7% Solution                                                                30,198.224    6.31        190,551
VA Option I                                                                           14,992.194    6.41         96,100
VA Option II                                                                          18,841.260    6.38        120,207
VA Option III                                                                          1,930.007    6.37         12,294
VA Bonus Option I                                                                     33,452.942    6.36        212,761
VA Bonus Option II                                                                     8,961.746    6.34         56,817
VA Bonus Option III                                                                   11,546.075    6.32         72,971
SmartDesign Advantage Option I                                                           523.745    6.29          3,294
SmartDesign Advantage Option II                                                          133.928    6.28            841
SmartDesign Advantage Option III                                                         417.793    6.26          2,615
                                                                                -----------------        ---------------
                                                                                   1,227,193.932             $7,784,355
                                                                                =================        ===============

JANUS ASPEN SERIES BALANCED
Contracts in accumulation period:
Rollover Choice Option I                                                              47,037.671   $9.25       $435,098
Rollover Choice Option II                                                              6,041.602    9.23         55,764
Rollover Choice Option III                                                               591.682    9.21          5,449
                                                                                -----------------        ---------------
                                                                                      53,670.955               $496,311
                                                                                =================        ===============

JANUS ASPEN SERIES FLEXIBLE INCOME
Contracts in accumulation period:
Rollover Choice Option I                                                              19,824.232  $10.99       $217,868
Rollover Choice Option II                                                              5,939.558   10.97         65,157
                                                                                -----------------        ---------------
                                                                                      25,763.790               $283,025
                                                                                =================        ===============

JANUS ASPEN SERIES GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                              26,690.842   $7.19       $191,907
                                                                                -----------------        ---------------
                                                                                      26,690.842               $191,907
                                                                                =================        ===============


                                      192

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          3,936.633   $6.84        $26,927
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,893.741    6.82         19,735
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,871.582    6.81         39,985
VA Option I                                                                          105,069.103    6.91        726,028
VA Option II                                                                          53,631.991    6.88        368,988
VA Option III                                                                         14,254.337    6.86         97,785
VA Bonus Option I                                                                    150,684.827    6.86      1,033,698
VA Bonus Option II                                                                    65,555.286    6.83        447,743
VA Bonus Option III                                                                   58,756.313    6.81        400,130
SmartDesign Advantage Option I                                                         7,229.106    6.78         49,013
SmartDesign Advantage Option II                                                       11,630.857    6.76         78,625
SmartDesign Advantage Option III                                                       3,174.425    6.75         21,427
Rollover Choice Option I                                                              31,947.524    6.93        221,396
Rollover Choice Option II                                                                581.133    6.91          4,016
                                                                                -----------------        ---------------
                                                                                     515,216.858             $3,535,496
                                                                                =================        ===============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                              23,286.992   $7.67       $178,611
Rollover Choice Option II                                                              2,448.302    7.65         18,730
Rollover Choice Option III                                                             1,064.000    7.64          8,129
                                                                                -----------------        ---------------
                                                                                      26,799.294               $205,470
                                                                                =================        ===============

OPPENHEIMER STRATEGIC BOND
Contracts in accumulation period:
Rollover Choice Option I                                                                 832.001  $10.67         $8,877
Rollover Choice Option II                                                                696.170   10.65          7,414
                                                                                -----------------        ---------------
                                                                                       1,528.171                $16,291
                                                                                =================        ===============

PIMCO HIGH YIELD
Contracts in accumulation period:
DVA 80                                                                                 2,477.364  $10.12        $25,071
DVA                                                                                  102,400.716   10.03      1,027,079
DVA Series 100                                                                           940.098    9.87          9,279
DVA Plus - Standard (pre February 2000)                                              281,240.079    9.91      2,787,089
DVA Plus - Standard (post January 2000 & post 2000)                                  278,564.887    9.89      2,755,007
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,193,058.219    9.84     60,939,693

                                      193

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,925,319.594   $9.82    $38,546,638
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,053,445.935    9.77     29,832,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        657,117.954    9.75      6,406,900
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,388,956.102    9.73     13,514,543
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,428,136.230    9.70     52,652,921
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,004,329.863    9.68      9,721,913
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,639,544.850    9.66     35,158,003
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,093,339.354    9.61     29,726,991
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,447.208    9.59         42,649
Access - Annual Ratchet (post April 2001)                                            186,395.537    9.54      1,778,213
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 423,832.352    9.52      4,034,884
Access - 7% Solution (post April 2001)                                                64,823.416    9.50        615,822
Access  - Max 7 (post April 2001)                                                    218,537.943    9.45      2,065,184
ES II - Max 7 (post 2000), Generations - Max 7                                       624,871.926    9.63      6,017,517
Landmark - 7% Solution                                                               272,347.815    9.57      2,606,369
Access One                                                                             3,970.224   10.27         40,774
Value                                                                                114,778.115   10.08      1,156,963
VA Option I                                                                           78,297.774   10.05        786,893
VA Option II                                                                          31,300.139    9.91        310,184
VA Option III                                                                         15,357.631    9.84        151,119
VA Bonus Option I                                                                    113,201.558    9.82      1,111,639
VA Bonus Option II                                                                    71,352.805    9.68        690,695
VA Bonus Option III                                                                   27,719.473    9.61        266,384

                                      194

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
SmartDesign Advantage Option I                                                        16,988.722   $9.48        $161,053
SmartDesign Advantage Option II                                                       25,014.302    9.39         234,884
SmartDesign Advantage Option III                                                      10,727.585    9.32          99,981
                                                                                -----------------        ----------------
                                                                                  31,352,835.770            $305,274,501
                                                                                =================        ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                   396.590   $8.28          $3,284
DVA                                                                                   68,010.499    8.20         557,686
DVA Series 100                                                                         1,768.555    8.07          14,272
DVA Plus - Standard (pre February 2000)                                              154,632.792    8.11       1,254,072
DVA Plus - Standard (post January 2000 & post 2000)                                  146,940.984    8.09       1,188,753
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,911,148.898    8.05      39,534,749
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,241,995.580    8.03      18,003,225
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,392,261.204    7.99      27,104,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,721.076    7.97       4,484,887
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             745,489.553    7.95       5,926,642
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,327,507.941    7.94      42,300,413
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          777,891.760    7.92       6,160,903
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,932,333.312    7.90      15,265,433
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,702,074.897    7.86      13,378,309

                                      195

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             24,968.654   $7.80        $194,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 218,962.411    7.79       1,705,717
Access - 7% Solution (post April 2001)                                                59,533.277    7.77         462,574
Access  - Max 7 (post April 2001)                                                    103,647.174    7.73         801,193
ES II - Max 7 (post 2000), Generations - Max 7                                       312,246.133    7.88       2,460,500
Landmark - 7% Solution                                                                76,765.128    7.82         600,303
Value                                                                                 28,964.179    8.24         238,665
                                                                                -----------------        ----------------
                                                                                  22,790,260.597            $181,640,503
                                                                                =================        ================

PIONEER EQUITY-INCOME VCT
Contracts in accumulation period:
Rollover Choice Option I                                                              15,836.215   $8.28        $131,124
Rollover Choice Option II                                                              5,737.063    8.27          47,446
                                                                                -----------------        ----------------
                                                                                      21,573.278                 178,570
                                                                                =================        ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA 80                                                                                 1,285.499   $7.54          $9,693
DVA Plus - Standard (pre February 2000)                                                1,732.586    7.49          12,977
DVA Plus - Standard (post January 2000 & post 2000)                                   10,928.441    7.48          81,745
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                291,460.540    7.47       2,177,210
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              295,687.608    7.47       2,208,786
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          144,234.289    7.46       1,075,988
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         62,576.065    7.45         466,192
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             184,118.536    7.44       1,369,842
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      297,004.743    7.44       2,209,715

                                      196

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          135,708.029   $7.43     $1,008,311
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    229,508.353    7.43      1,705,247
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             562,117.242    7.42      4,170,910
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,686.900    7.41         49,550
Access - Annual Ratchet (post April 2001)                                              8,140.811    7.40         60,242
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  57,294.293    7.39        423,405
Access - 7% Solution (post April 2001)                                                19,166.357    7.39        141,639
Access  - Max 7 (post April 2001)                                                     21,066.987    7.38        155,474
ES II - Max 7 (post 2000), Generations - Max 7                                        79,240.223    7.42        587,962
Landmark - 7% Solution                                                                91,407.752    7.41        677,331
Value                                                                                  1,654.898    7.53         12,461
VA Option I                                                                           38,807.073    7.52        291,829
VA Option II                                                                          19,828.989    7.49        148,519
VA Option III                                                                          6,500.233    7.47         48,557
VA Bonus Option I                                                                     47,948.431    7.47        358,175
VA Bonus Option II                                                                    50,245.101    7.43        373,321
VA Bonus Option III                                                                   19,852.051    7.42        147,302
SmartDesign Advantage Option I                                                         4,167.994    7.38         30,760
SmartDesign Advantage Option II                                                        2,168.327    7.36         15,959
SmartDesign Advantage Option III                                                         857.708    7.35          6,304
Rollover Choice Option I                                                               5,561.288    7.54         41,932
                                                                                -----------------        ---------------
                                                                                   2,696,957.347            $20,067,338
                                                                                =================        ===============

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA                                                                                   17,509.307   $9.41       $164,763
DVA Plus - Standard (pre February 2000)                                               29,446.556    9.38        276,209
DVA Plus - Standard (post January 2000 & post 2000)                                   45,975.704    9.37        430,792
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                983,243.301    9.36      9,203,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              728,410.430    9.36      6,817,922

                                      197

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER MID-CAP VALUE VCT (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          509,210.033   $9.35     $4,761,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        113,225.368    9.34      1,057,525
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             338,219.386    9.34      3,158,969
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      796,390.778    9.33      7,430,326
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,154.631    9.32      2,033,201
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    503,891.718    9.32      4,696,271
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             740,866.746    9.31      6,897,469
Access - Annual Ratchet (post April 2001)                                             28,194.228    9.29        261,924
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 145,462.672    9.29      1,351,348
Access - 7% Solution (post April 2001)                                                25,874.832    9.28        240,118
Access  - Max 7 (post April 2001)                                                     74,644.120    9.27        691,951
ES II - Max 7 (post 2000), Generations - Max 7                                       245,270.337    9.31      2,283,467
Landmark - 7% Solution                                                               127,116.070    9.30      1,182,179
Value                                                                                 11,515.180    9.42        108,473
Rollover Choice Option I                                                               2,421.894    9.43         22,838
Rollover Choice Option II                                                                369.982    9.41          3,482
                                                                                -----------------        ---------------
                                                                                   5,685,413.273            $53,073,498
                                                                                =================        ===============

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,596.414   $7.81       $106,188
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     11,749.693    7.79         91,530
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         16,355.281    7.77        127,081

                                      198

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER SMALL COMPANY VCT (CONTINUED)
VA Option I                                                                           80,077.498   $7.89       $631,811
VA Option II                                                                          34,919.722    7.85        274,120
VA Option III                                                                          9,445.248    7.84         74,051
VA Bonus Option I                                                                    122,885.683    7.83        962,195
VA Bonus Option II                                                                    57,105.530    7.80        445,423
VA Bonus Option III                                                                   50,553.725    7.78        393,308
SmartDesign Advantage Option I                                                         8,317.144    7.74         64,375
SmartDesign Advantage Option II                                                        8,192.585    7.72         63,247
SmartDesign Advantage Option III                                                      24,011.644    7.70        184,890
                                                                                -----------------        ---------------
                                                                                     437,210.167             $3,418,219
                                                                                =================        ===============

PROFUND VP BULL
Contracts in accumulation period:
DVA                                                                                    1,672.331   $6.71        $11,221
DVA Plus - Standard (pre February 2000)                                                8,556.341    6.68         57,156
DVA Plus - Standard (post January 2000 & post 2000)                                   18,623.407    6.68        124,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,231,932.938    6.67      8,216,993
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,271,888.411    6.66      8,470,777
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          194,394.055    6.65      1,292,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        117,319.332    6.64        779,000
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             127,499.175    6.64        846,595
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      342,069.817    6.63      2,267,923
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          185,752.318    6.63      1,231,538

                                      199

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP BULL (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    475,784.662   $6.62     $3,149,694
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             491,041.711    6.61      3,245,786
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            304.523    6.61          2,013
Access - Annual Ratchet (post April 2001)                                             29,583.240    6.59        194,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  23,782.886    6.59        156,729
Access - 7% Solution (post April 2001)                                                32,743.236    6.58        215,450
Access  - Max 7 (post April 2001)                                                     19,326.241    6.57        126,973
ES II - Max 7 (post 2000), Generations - Max 7                                       114,753.182    6.62        759,666
Landmark - 7% Solution                                                                16,668.657    6.60        110,013
Value                                                                                  1,919.612    6.72         12,900
                                                                                -----------------        ---------------
                                                                                   4,705,616.075            $31,272,505
                                                                                =================        ===============

PROFUND VP EUROPE 30
Contracts in accumulation period:
DVA Series 100                                                                         2,091.440   $6.06        $12,674
DVA Plus - Standard (pre February 2000)                                                2,703.205    6.07         16,408
DVA Plus - Standard (post January 2000 & post 2000)                                   11,286.811    6.06         68,398
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                257,910.120    6.05      1,560,356
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,365,500.420    6.05      8,261,278
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          156,756.190    6.04        946,807
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         42,457.449    6.03        256,018
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              64,316.959    6.03        387,831
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      181,952.664    6.02      1,095,355

                                      200

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP EUROPE 30 (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          105,639.573   $6.02       $635,950
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    103,963.433    6.01        624,820
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             218,082.990    6.00      1,308,498
Access - Annual Ratchet (post April 2001)                                              8,143.705    5.98         48,699
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  17,650.043    5.98        105,547
Access - 7% Solution (post April 2001)                                                 1,104.440    5.97          6,594
Access  - Max 7 (post April 2001)                                                     30,091.610    5.96        179,346
ES II - Max 7 (post 2000), Generations - Max 7                                        13,789.452    6.00         82,737
Landmark - 7% Solution                                                                 5,164.325    5.99         30,934
Value                                                                                    204.139    6.10          1,245
                                                                                -----------------        ---------------
                                                                                   2,588,808.968            $15,629,495
                                                                                =================        ===============

PROFUND VP SMALL CAP
Contracts in accumulation period:
DVA                                                                                    2,329.512   $7.26        $16,912
DVA Plus - Standard (pre February 2000)                                               41,515.869    7.23        300,160
DVA Plus - Standard (post January 2000 & post 2000)                                   31,843.836    7.22        229,912
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,755,935.865    7.21     12,660,298
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,133,338.695    7.21      8,171,372
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          269,439.892    7.19      1,937,273
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         72,216.551    7.19        519,237
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             236,885.358    7.18      1,700,837

                                      201

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP SMALL CAP (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      499,605.632   $7.17     $3,582,172
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          182,535.627    7.17      1,308,780
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    420,431.165    7.16      3,010,287
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             374,257.847    7.15      2,675,944
Access - Annual Ratchet (post April 2001)                                              7,373.061    7.13         52,570
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,579.360    7.13        488,971
Access - 7% Solution (post April 2001)                                                12,461.032    7.12         88,723
Access  - Max 7 (post April 2001)                                                     83,442.202    7.11        593,274
ES II - Max 7 (post 2000), Generations - Max 7                                       114,433.002    7.16        819,340
Landmark - 7% Solution                                                                59,952.995    7.14        428,064
Value                                                                                  4,866.239    7.27         35,378
                                                                                -----------------        ---------------
                                                                                   5,371,443.740            $38,619,504
                                                                                =================        ===============


PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   11,366.432   $4.32        $49,103
DVA Plus - Standard (pre February 2000)                                               23,359.674    4.29        100,213
DVA Plus - Standard (post January 2000 & post 2000)                                  171,751.231    4.28        735,095
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,009,407.882    4.27      4,310,172
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,366,873.798    4.27      5,836,551
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          322,010.407    4.26      1,371,764

                                      202

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        222,330.396   $4.25       $944,904
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             522,739.562    4.24      2,216,416
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      840,344.480    4.24      3,563,061
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          565,738.494    4.23      2,393,074
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    934,116.055    4.23      3,951,311
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,916,839.330    4.22      8,089,062
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,385.239    4.21         22,672
Access - Annual Ratchet (post April 2001)                                             22,367.313    4.20         93,943
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 265,343.797    4.19      1,111,791
Access - 7% Solution (post April 2001)                                                78,263.500    4.19        327,924
Access  - Max 7 (post April 2001)                                                    158,536.137    4.18        662,681
ES II - Max 7 (post 2000), Generations - Max 7                                       259,117.120    4.22      1,093,474
Landmark - 7% Solution                                                                69,926.920    4.20        293,693
Value                                                                                 30,964.333    4.33        134,076
VA Option I                                                                            8,151.859    4.33         35,298
VA Option II                                                                          15,799.358    4.29         67,779
VA Bonus Option I                                                                     35,940.756    4.27        153,467
VA Bonus Option II                                                                    37,135.007    4.23        157,081
VA Bonus Option III                                                                    4,306.427    4.22         18,173
SmartDesign Advantage Option I                                                         2,115.980    4.18          8,845
SmartDesign Advantage Option II                                                        2,970.195    4.16         12,356
SmartDesign Advantage Option III                                                         608.533    4.14          2,519
                                                                                -----------------        ---------------
                                                                                   8,903,810.215            $37,756,498
                                                                                =================        ===============

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                    1,624.864   $4.15         $6,743
DVA Plus - Standard (pre February 2000)                                               15,070.093    4.13         62,239
DVA Plus - Standard (post January 2000 & post 2000)                                   88,237.466    4.13        364,421

                                      203

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                535,933.282   $4.12     $2,208,045
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              519,699.551    4.11      2,135,965
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          120,333.463    4.10        493,367
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         46,748.068    4.10        191,667
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             243,443.935    4.09        995,686
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      393,653.448    4.09      1,610,043
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          235,551.818    4.08        961,051
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    360,088.600    4.08      1,469,161
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             636,058.487    4.07      2,588,758
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,559.403    4.06         14,451
Access - Annual Ratchet (post April 2001)                                             34,976.884    4.05        141,656
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 156,993.562    4.05        635,824
Access - 7% Solution (post April 2001)                                                16,084.015    4.05         65,140
Access  - Max 7 (post April 2001)                                                     39,549.231    4.04        159,779
ES II - Max 7 (post 2000), Generations - Max 7                                        98,449.075    4.07        400,688
Landmark - 7% Solution                                                                89,981.934    4.06        365,327
Value                                                                                 54,114.150    4.16        225,115
VA Option I                                                                            5,285.109    4.16         21,986
VA Option II                                                                          12,259.907    4.13         50,633
VA Bonus Option I                                                                     13,713.568    4.11         56,363

                                      204

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
VA Bonus Option II                                                                     4,728.844   $4.08        $19,294
VA Bonus Option III                                                                   15,437.133    4.07         62,829
SmartDesign Advantage Option I                                                         1,182.895    4.04          4,779
SmartDesign Advantage Option II                                                          356.962    4.02          1,435
SmartDesign Advantage Option III                                                       7,993.599    4.01         32,054
                                                                                -----------------        ---------------
                                                                                   3,751,109.346            $15,344,499
                                                                                =================        ===============

PUTNAM VT GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            613.560   $7.40         $4,540
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      3,518.706    7.38         25,968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,355.145    7.36          9,974
VA Option I                                                                           47,269.102    7.62        360,191
VA Option II                                                                           9,757.789    7.59         74,062
VA Option III                                                                          1,001.492    7.57          7,581
VA Bonus Option I                                                                     71,543.199    7.56        540,867
VA Bonus Option II                                                                    50,353.513    7.53        379,162
VA Bonus Option III                                                                   24,513.938    7.51        184,100
SmartDesign Advantage Option I                                                         8,057.360    7.33         59,060
SmartDesign Advantage Option II                                                        1,505.661    7.30         10,991
SmartDesign Advantage Option III                                                         688.406    7.28          5,012
                                                                                -----------------        ---------------
                                                                                     220,177.871             $1,661,508
                                                                                =================        ===============

PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,080.219   $8.03        $56,854
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        743.400    8.00          5,947
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,603.594    7.98         36,737
VA Option I                                                                           88,504.950    8.10        716,890
VA Option II                                                                          18,195.578    8.07        146,838
VA Option III                                                                          7,142.668    8.05         57,498
VA Bonus Option I                                                                     94,100.599    8.04        756,569
VA Bonus Option II                                                                    24,314.533    8.01        194,759
VA Bonus Option III                                                                  101,982.647    7.99        814,841

                                      205

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME (CONTINUED)
SmartDesign Advantage Option I                                                         6,043.072   $7.95        $48,042
SmartDesign Advantage Option II                                                        2,280.679    7.93         18,086
SmartDesign Advantage Option III                                                      16,122.611    7.91        127,530
                                                                                -----------------        ---------------
                                                                                     371,114.550             $2,980,591
                                                                                =================        ===============

PUTNAM VT VOYAGER II
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          5,242.644   $6.06        $31,770
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,365.637    6.04         14,288
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,579.319    6.03         21,583
VA Option I                                                                           44,148.219    6.12        270,187
VA Option II                                                                          33,313.466    6.09        202,879
VA Option III                                                                          4,631.701    6.08         28,161
VA Bonus Option I                                                                     96,271.677    6.07        584,369
VA Bonus Option II                                                                    38,339.846    6.05        231,956
VA Bonus Option III                                                                   21,456.980    6.03        129,386
SmartDesign Advantage Option I                                                         8,448.608    6.01         50,776
SmartDesign Advantage Option II                                                       12,435.747    5.99         74,490
SmartDesign Advantage Option III                                                         863.315    5.98          5,163
                                                                                -----------------        ---------------
                                                                                     271,097.159             $1,645,008
                                                                                =================        ===============

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                           3,602.132  $11.41        $41,100
Granite PrimElite - Annual Ratchet                                                    24,619.405   11.28        277,707
                                                                                -----------------        ---------------
                                                                                      28,221.537               $318,807
                                                                                =================        ===============

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                           1,685.183   $8.92        $15,032
Granite PrimElite - Annual Ratchet                                                    21,044.795    8.82        185,615
                                                                                -----------------        ---------------
                                                                                      22,729.978               $200,647
                                                                                =================        ===============

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                           2,504.960  $14.26        $35,721
Granite PrimElite - Annual Ratchet                                                    23,808.210   14.09        335,458
                                                                                -----------------        ---------------
                                                                                      26,313.170               $371,179
                                                                                =================        ===============


                                      206

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                           6,864.600  $12.68        $87,043
Granite PrimElite - Annual Ratchet                                                     4,446.085   12.53         55,709
                                                                                -----------------        ---------------
                                                                                      11,310.685               $142,752
                                                                                =================        ===============

UBS TACTICAL ALLOCATION
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,476.111   $7.12        $31,870
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,383.635    7.08         66,436
VA Option I                                                                           46,001.622    7.19        330,752
VA Option II                                                                          16,031.679    7.16        114,787
VA Option III                                                                          7,474.126    7.14         53,365
VA Bonus Option I                                                                     58,942.255    7.14        420,848
VA Bonus Option II                                                                    38,953.675    7.10        276,571
VA Bonus Option III                                                                   18,471.861    7.09        130,965
SmartDesign Advantage Option I                                                         6,768.805    7.06         47,788
SmartDesign Advantage Option II                                                       10,343.837    7.04         72,821
SmartDesign Advantage Option III                                                         326.855    7.02          2,295
                                                                                -----------------        ---------------
                                                                                     217,174.461             $1,548,498
                                                                                =================        ===============

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS

   A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December, 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST:
   All Cap
       2002                                            29,232       $8.34 to $8.68          $  247,740
       2001                                            25,814      $11.46 to $11.76            299,314
       2000                                             9,062      $11.54 to $11.65            104,883

   All Cap Advisor
       2002                                                18       $9.52 to $9.53                 176
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Asset Allocation Growth
       2002                                             6,551       $7.12 to $7.35              47,241
       2001                                             5,718       $8.55 to $8.70              49,242
       2000                                               501       $9.37 to $9.38               4,696

   Capital Growth
       2002                                            24,777       $9.52 to $10.52            246,769
       2001                                            27,303      $13.93 to $15.15            395,434
       2000                                            27,139      $16.80 to $17.71            463,399

   Capital Growth Advisor
       2002                                                14      $10.45 to $10.46                148
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                            26,339      $12.37 to $14.00          $ 341,146
       2001                                            27,165      $16.97 to $18.87            480,513
       2000                                            23,107      $17.94 to $19.25            422,097

   Capital Guardian Small Cap Advisor
       2002                                                33       $9.72 to $9.73                 321
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Core Bond
       2002                                            34,238      $11.55 to $13.41            425,125
       2001                                             9,873      $11.14 to $12.39            114,996
       2000                                             3,438      $11.37 to $12.19             40,000

   Core Bond Advisor
       2002                                                97      $10.24 to $10.26                992
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Developing World
       2002                                             9,702       $5.98 to $6.42              60,000
       2001                                            10,141       $6.85 to $7.25              71,466
       2000                                             7,211       $7.47 to $7.71              54,398

   Developing World Advisor
       2002                                                 8       $9.70 to $9.71                  79
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Diversified Mid-Cap
       2002                                            12,695       $7.09 to $7.31              91,159
       2001                                             6,381       $8.99 to $9.15              57,814
       2000                                             1,150       $9.87 to $9.88              11,358


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                                23       $9.47 to $9.48         $       220
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth
       2002                                               559       $7.78 to $7.85               4,362
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth Advisor
       2002                                                48       $9.63 to $9.64                 458
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Income
       2002                                            20,545      $18.11 to $23.18            409,670
       2001                                            17,698      $21.34 to $26.84            416,763
       2000                                            12,207      $22.48 to $26.61            291,793

   Equity Income Advisor
       2002                                                65       $9.81 to $9.83                 640
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Opportunity
       2002                                            19,040      $13.72 to $16.05            280,954
       2001                                            20,717      $19.84 to $22.87            440,209
       2000                                            19,193      $24.06 to $26.49            477,934

   Equity Opportunity Advisor
       2002                                                 3       $9.74 to $9.75                  34
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               710       $8.32 to $8.40      $        5,931
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Focus Value Advisor
       2002                                                 5      $10.16 to $10.17                 48
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fully Managed
       2002                                            34,525      $24.75 to $30.37            935,079
       2001                                            23,375      $25.20 to $30.47            644,971
       2000                                            13,395      $24.47 to $27.95            345,651

   Fully Managed Advisor
       2002                                                89       $9.99 to $10.01                894
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Focus
       2002                                               345       $7.93 to $8.00               2,742
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Advisor
       2002                                                11       $9.44 to $9.45                 108
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Global Franchise
       2002                                             1,661       $8.80 to $8.88              14,670
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                                74       $9.51 to $9.52      $          708
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Growth
       2002                                            53,954       $9.92 to $11.18            560,041
       2001                                            66,921      $14.41 to $15.95          1,002,892
       2000                                            67,525      $21.49 to $22.98          1,474,980

   Growth Advisor
       2002                                              9          $9.76 to $9.78                  92
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Hard Assets
       2002                                             4,986      $12.44 to $15.93             67,753
       2001                                             2,395      $12.63 to $15.27             33,209
       2000                                             2,584      $15.34 to $17.52             41,509

   Hard Assets Advisor
       2002                                                10       $9.82 to $9.83                  97
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE
       2002                                               608       $8.17 to $8.25               4,990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE Advisor
       2002                                                17       $9.74 to $9.76                 165
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                            16,969       $6.80 to $7.46           $ 120,477
       2001                                            16,734       $8.37 to $8.98             144,061
       2000                                            17,171      $11.23 to $11.73            194,618

   International Equity Advisor
       2002                                                26       $9.79 to $9.80                 254
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Internet Tollkeeper
       2002                                             2,769       $4.58 to $4.69              12,802
       2001                                               709       $7.57 to $7.64               5,389
       2000                                                **             **                        **

   Internet Tollkeeper Advisor
       2002                                                 5      $10.40 to $10.42                 53
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Investors
       2002                                            11,516       $7.87 to $8.19              92,136
       2001                                             8,646      $10.45 to $10.73             91,400
       2000                                             1,917      $11.21 to $11.31             21,558

   Investors Advisor
       2002                                                30       $9.74 to $9.75                 297
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                             1,212       $7.79 to $7.87               9,490
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                                54       $9.48 to $9.49        $        511
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Growth and Income
       2002                                            18,616       $6.87 to $7.13             130,345
       2001                                            10,487       $8.78 to $8.93              92,720
       2000                                             1,280       $9.93 to $9.96              12,726

   Janus Growth and Income Advisor
       2002                                                60       $9.71 to $9.73                 587
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Large Cap Value
       2002                                            39,602       $7.34 to $7.73             295,688
       2001                                            27,628       $9.85 to $10.20            275,489
       2000                                             9,362      $10.50 to $10.59             98,545

   Large Cap Value Advisor
       2002                                                32      $10.25 to $10.27                333
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Limited Maturity Bond
       2002                                            28,506      $17.84 to $22.84            558,941
       2001                                            19,509      $17.02 to $21.41            364,062
       2000                                            11,438      $16.67 to $19.77            200,958

   Liquid Asset
       2002                                            66,797      $13.46 to $17.34          1,023,179
       2001                                            69,541      $13.62 to $17.79          1,071,485
       2000                                            44,678      $14.50 to $16.61            679,666

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               180       $9.98 to $9.99        $      1,800
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Managed Global
       2002                                            16,459      $12.62 to $15.12            223,084
       2001                                            14,451      $16.18 to $19.04            250,388
       2000                                            11,365      $19.34 to $21.72            228,347

   Managed Global Advisor
       2002                                                 5           $10.23                      50
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Mid-Cap Growth
       2002                                            27,548      $14.97 to $17.32            435,581
       2001                                            29,521      $29.92 to $34.01            928,290
       2000                                            27,623      $40.98 to $43.92          1,158,061

   Mid-Cap Growth Advisor
       2002                                                56       $9.75 to $9.77                 549
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Real Estate
       2002                                             6,881      $24.84 to $31.80            187,607
       2001                                             4,535      $25.36 to $31.90            126,169
       2000                                             3,804      $25.04 to $28.59            100,303

   Real Estate Advisor
       2002                                                29       $9.60 to $9.61                 276
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                            28,285      $13.75 to $15.91         $  421,035
       2001                                            31,622      $19.19 to $21.34            637,711
       2000                                            30,638      $25.56 to $27.39            800,528

   Research Advisor
       2002                                                34       $9.70 to $9.72                 326
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Special Situations
       2002                                             3,609       $5.96 to $6.15              21,794
       2001                                             2,932       $8.23 to $8.38              24,325
       2000                                               663       $8.88 to $8.89               5,891

   Special Situations Advisor
       2002                                                 6       $9.62 to $9.63                  56
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Strategic Equity
       2002                                            14,324       $9.29 to $10.34            139,852
       2001                                            17,855      $13.92 to $15.26            259,382
       2000                                            19,182      $18.40 to $19.51            359,734

   Strategic Equity Advisor
       2002                                                 8       $9.63 to $9.65                  78
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Total Return
       2002                                            45,174      $17.48 to $20.72            853,266
       2001                                            39,136      $18.90 to $21.94            793,394
       2000                                            29,621      $20.10 to $21.54            608,868

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                                95       10.03 to $10.04        $       955
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Value Equity
       2002                                            11,740      $13.65 to $15.72            173,239
       2001                                            10,991      $17.24 to $19.10            199,039
       2000                                             9,358      $18.85 to $20.15            180,722

   Value Equity Advisor
       2002                                                11       $9.61 to $9.63                 107
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Van Kampen Growth and Income
       2002                                            30,992      $16.77 to $19.76            554,608
       2001                                            34,270      $20.13 to $23.30            732,049
       2000                                            34,836      $24.00 to $26.02            860,338

   Van Kampen Growth and Income Advisor
       2002                                               101       $9.78 to $9.79                 990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                             1,550       $7.24 to $7.38              11,335
       2001                                               323      $10.97 to $11.00              3,550
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                               121       $6.92 to $7.06             $   848
       2001                                                43      $10.32 to $10.35                443
       2000                                                **             **                        **

   AIM V.I. Capital Appreciation
       2002                                                 4            $7.40                      27
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Core Equity
       2002                                                 5            $8.26                      41
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Premier Equity
       2002                                                12       $6.82 to $6.84                  80
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                               315       $8.46 to $8.66               2,709
       2001                                                59       $9.98 to $10.05                595
       2000                                                **             **                        **

   Alliance Growth and Income
       2002                                               644       $7.23 to $7.40               4,730
       2001                                               172       $9.57 to $9.61               1,653
       2000                                                **             **                        **

   Alliance Premier Growth
       2002                                               322       $6.41 to $6.56               2,094
       2001                                               114       $9.52 to $9.58               1,091
       2000                                                **             **                        **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                             3,655       $6.26 to $6.43           $  23,212
       2001                                                75       $9.25 to $9.29                 693
       2000                                                **             **                        **

   Fidelity(R) VIP Equity-Income
       2002                                             3,054       $7.70 to $7.91              23,851
       2001                                               203       $9.55 to $9.61               1,949
       2000                                                **             **                        **

   Fidelity(R)VIP Contrafund(R)
       2002                                               513       $8.50 to $8.73               4,438
       2001                                               122       $9.68 to $9.73               1,183
       2000                                                **             **                        **

   Fidelity(R) VIP Overseas
       2002                                                 1            $7.89                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Small Cap Value Securities
       2002                                                 2       $8.97 to $8.99                  17
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                42      $13.88 to $14.02                589
       2001                                                42      $17.07 to $17.22                723
       2000                                                46      $18.03 to $18.16                831


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                                78       $8.05 to $8.15          $      631
       2001                                               128       $9.75 to $9.84               1,260
       2000                                               129      $10.73 to $10.78              1,387

   Galaxy VIP Equity
       2002                                                75       $6.46 to $6.57                 487
       2001                                                88       $9.12 to $9.21                 807
       2000                                                94      $11.36 to $11.41              1,071

   Galaxy VIP Growth and Income
       2002                                                16       $7.44 to $7.56                 122
       2001                                                19      $10.31 to $10.40                201
       2000                                                26      $10.93 to $10.98                284

   Galaxy VIP High Quality Bond
       2002                                                10      $12.57 to $12.74                130
       2001                                                13      $11.60 to $11.70                152
       2000                                                 7      $11.04 to $11.05                 78

   Galaxy VIP Small Company Growth
       2002                                                 7       $8.55 to $8.69                  57
       2001                                                 6      $12.99 to $13.14                 84
       2000                                                 5      $13.27 to $13.35                 72

   ING GET FUND:
   ING GET Fund - Series N
       2002                                             2,862       $9.96 to $10.10             28,661
       2001                                             3,009      $10.24 to $10.28             30,868
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                            14,328       $9.81 to $10.02          $ 143,846
       2001                                            15,276       $9.99 to $10.04            153,045
       2000                                                **             **                        **

   ING GET Fund - Series Q
       2002                                            16,855       $9.93 to $10.12            169,029
       2001                                               190           $10.00                   1,904
       2000                                                **             **                        **

   ING GET Fund - Series R
       2002                                            16,911      $10.01 to $10.16            170,526
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series S
       2002                                            21,867       $9.98 to $10.08            219,270
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series T
       2002                                            23,643      $10.04 to $10.10            237,948
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series U
       2002                                               105       $9.99 to $10.00              1,048
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                 6            $6.56                $     39
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING American Century Small Cap Value
       2002                                                 -            $8.10                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                33       $9.09 to $9.19                 301
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                               209       $6.04 to $6.18               1,280
       2001                                                78       $8.92 to $9.91                 698
       2000                                                **             **                        **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                11            $6.85                      72
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R) Global Growth
       2002                                                 9       $8.27 to $8.35                  75
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                                16            $7.80                  $  126
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING PIMCO Total Return
       2002                                                55           $10.75                     593
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Capital
       2002                                                 1            $7.41                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Investors Value
       2002                                                 -            $7.61                       4
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Scudder International Growth
       2002                                                 1       $8.13 to $8.14                   7
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                                19       $7.51 to $7.52                 144
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                                 -            $7.54                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               210       $8.24 to $8.34            $  1,737
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                             5,299       $5.05 to $5.28              27,358
       2001                                             2,863       $6.92 to $7.08              20,014
       2000                                               635       $8.72 to $8.78               5,554

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                             4,668      $10.58 to $10.69             49,590
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                                 7            $6.94                      46
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Index Plus LargeCap
       2002                                               634       $7.11 to $7.31               4,589
       2001                                                87       $9.36 to $9.40                 812
       2000                                                **             **                        **

   ING VP Index Plus MidCap
       2002                                               692       $8.41 to $8.64               5,909
       2001                                                83       $9.87 to $9.91                 820
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                               465       $8.47 to $8.70            $  4,005
       2001                                                67      $10.07 to $10.11                680
       2000                                                **             **                        **

   ING VP Small Company
       2002                                                21       $7.54 to $7.56                 156
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Value Opportunity
       2002                                               166       $6.46 to $6.63               1,086
       2001                                                33       $9.00 to $9.04                 298
       2000                                                **             **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                               107       $9.48 to $9.70               1,034
       2001                                                18      $10.46 to $10.52                194
       2000                                                **             **                        **

   ING VP Growth Opportunities
       2002                                             1,895       $5.19 to $5.32               9,918
       2001                                               671       $7.75 to $7.82               5,219
       2000                                                **             **                        **

   ING VP International Value
       2002                                                 5       $8.45 to $8.47                  42
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                               120       $7.84 to $8.03           $     958
       2001                                                15      $10.37 to $10.45                156
       2000                                                **             **                        **

   ING VP LargeCap Growth
       2002                                               163       $6.06 to $6.21               1,006
       2001                                                56       $9.57 to $9.62                 533
       2000                                                **             **                        **

   ING VP MagnaCap
       2002                                             1,746       $7.00 to $7.16              12,338
       2001                                               579       $9.30 to $9.39               5,402
       2000                                                **             **                        **

   ING VP MidCap Opportunities
       2002                                                 2            $7.24                      12
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP SmallCap Opportunities
       2002                                             6,553       $4.55 to $4.67              30,118
       2001                                             1,737       $8.28 to $8.36              14,437
       2000                                                **             **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                             2,931       $7.73 to $7.92              22,941
       2001                                               256       $9.33 to $9.39               2,404
       2000                                                **             **                        **


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC. (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                             4,013       $7.52 to $7.72           $  30,558
       2001                                             1,052      $10.22 to $10.29             10,790
       2000                                                **             **                        **

   INVESCO VIF - Leisure
       2002                                               724       $8.39 to $8.47               6,097
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   INVESCO VIF - Utilities
       2002                                             1,227       $6.26 to $6.43               7,783
       2001                                               119       $8.09 to $8.13                 964
       2000                                                **             **                        **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                54       $9.21 to $9.25                 496
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                26      $10.97 to $10.99                283
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Growth
       2002                                                27            $7.19                     192
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               515       $6.75 to $6.93           $   3,534
       2001                                               139       $9.32 to $9.39               1,298
       2000                                                **             **                        **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                27       $7.64 to $7.67                 205
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Oppenheimer Strategic Bond
       2002                                                 2      $10.65 to $10.67                 16
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                            31,353       $9.32 to $10.27            305,237
       2001                                            23,564       $9.79 to $10.44            236,343
       2000                                            16,336       $9.88 to $10.17            162,857

   PIMCO StocksPLUS Growth and Income
       2002                                            22,790       $7.73 to $8.28             181,637
       2001                                            23,718       $9.91 to $10.46            241,065
       2000                                            22,158      $11.56 to $11.91            258,484

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                22       $8.27 to $8.28                 179
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                             2,697       $7.35 to $7.54            $ 20,064
       2001                                               243       $9.36 to $9.41               2,275
       2000                                                **             **                        **

   Pioneer Mid-Cap Value VCT
       2002                                             5,685       $9.27 to $9.43              53,062
       2001                                               480      $10.70 to $10.72              5,139
       2000                                                **             **                        **

   Pioneer Small Company VCT
       2002                                               437       $7.70 to $7.89               3,417
       2001                                                98       $9.54 to $9.61                 938
       2000                                                **             **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                             4,706       $6.57 to $6.72              31,265
       2001                                             2,316       $8.84 to $8.92              20,583
       2000                                                **             **                        **

   ProFund VP Europe 30
       2002                                             2,589       $5.96 to $6.10              15,627
       2001                                               764       $8.22 to $8.29               6,312
       2000                                                **             **                        **

   ProFund VP Small-Cap
       2002                                             5,371       $7.11 to $7.27              38,612
       2001                                             2,118       $9.38 to $9.46              19,968
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                             8,904       $4.14 to $4.33            $ 37,748
       2001                                             7,335       $6.21 to $6.35              45,991
       2000                                               987       $7.82 to $7.85               7,732

   Prudential SP Jennison International Growth
       2002                                             3,751       $4.01 to $4.16              15,341
       2001                                             2,097       $5.35 to $5.44              11,310
       2000                                               318       $8.55 to $8.57               2,720

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                               220       $7.28 to $7.62               1,662
       2001                                                48       $9.25 to $9.50                 455
       2000                                                **             **                        **

   Putnam VT International Growth and Income
       2002                                               371       $7.91 to $8.10               2,981
       2001                                                64       $9.44 to $9.49                 604
       2000                                                **             **                        **

   Putnam VT Voyager Fund II
       2002                                               271       $5.98 to $6.12               1,645
       2001                                                66       $8.71 to $8.77                 577
       2000                                                **             **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                                28      $11.28 to $11.41                319
       2001                                                31      $11.82 to $11.94                370
       2000                                                36      $12.46 to $12.56                446


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                                23       $8.82 to $8.92            $    201
       2001                                                25      $12.04 to $12.16                300
       2000                                                26      $17.74 to $17.89                455

   Smith Barney Large Cap Value
       2002                                                26      $14.09 to $14.26                371
       2001                                                29      $19.16 to $19.35                563
       2000                                                33      $21.16 to $21.34                692

   Smith Barney Money Market
       2002                                                11      $12.53 to $12.68                143
       2001                                                17      $12.55 to $12.68                221
       2000                                                13      $12.27 to $12.38                156

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               217       $7.02 to $7.19               1,548
       2001                                                84       $9.37 to $9.42                 787
       2000                                                **             **                        **



                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST:
   All Cap
       2002                                              0.22%              0.90% to 2.25%          -27.23% to -26.19%
       2001                                              1.47%              0.90% to 2.25%            0.00% to 0.94%
       2000                                                *                       *                        *

   All Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Asset Allocation Growth
       2002                                              1.11%              0.90% to 2.25%          -16.73% to -15.52%
       2001                                              1.78%              0.90% to 2.25%           -8.32% to -7.68%
       2000                                                *                       *                        *

   Capital Growth
       2002                                                -                0.80% to 2.25%          -31.66% to -30.56%
       2001                                                -                0.80% to 2.25%          -15.42% to -14.46%
       2000                                                *                       *                        *

   Capital Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                              0.12%              0.80% to 2.25%              -27.11% to
                                                                                                         -25.80%
       2001                                              0.13%              0.50% to 2.25%           -3.40% to -1.97%
       2000                                                *                       *                        *

   Capital Guardian Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Core Bond
       2002                                              3.72%              0.80% to 2.55%            3.69% to 8.23%
       2001                                              0.40%              0.80% to 2.25%            0.53% to 1.64%
       2000                                                *                       *                        *

   Core Bond Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Developing World
       2002                                                -                0.80% to 2.25%          -12.70% to -11.45%
       2001                                              1.18%              0.80% to 2.25%           -7.10% to -5.97%
       2000                                                *                       *                        *

   Developing World Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Diversified Mid-Cap
       2002                                              0.29%              0.90% to 2.25%          -21.13% to -20.11%
       2001                                              0.48%              0.90% to 2.25%           -8.41% to -7.79%
       2000                                                *                       *                        *

                                      231a

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Income
       2002                                              1.34%              0.50% to 2.25%          -15.14% to -13.64%
       2001                                              1.95%              0.50% to 2.25%           -0.58% to 1.46%
       2000                                                *                       *                        *

   Equity Income Advisor
       2002                                               ***               1.40% to 1..85%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Opportunity
       2002                                              0.13%              0.80% to 2.25%              -30.85% to
                                                                                                         -29.82%
       2001                                              0.07%              0.80% to 2.25%          -14.67% to -13.67%
       2000                                                *                       *                        *

   Equity Opportunity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231b

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Focus Value Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fully Managed
       2002                                              1.72%              0.80% to 2.25%           -1.79% to -0.33%
       2001                                              3.34%              0.80% to 2.25%            7.85% to 9.02%
       2000                                                *                       *                        *

   Fully Managed Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Focus
       2002                                               ***               0.90% to 2.15%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Global Franchise
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      213c

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Growth
       2002                                                -                0.50% to 2.25%          -31.16% to -29.91%
       2001                                                -                0.50% to 2.25%          -31.55% to -30.59%
       2000                                                *                       *                        *

   Growth Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Hard Assets
       2002                                              0.68%              0.50% to 2.25%           -1.50% to 4.32%
       2001                                                -                0.80% to 2.25%          -13.82% to -12.84%
       2000                                                *                       *                        *

   Hard Assets Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231d

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                              0.75%              0.90% to 2.25%          -18.76% to -16.93%
       2001                                                -                0.90% to 2.10%          -24.87% to -22.18%
       2000                                                *                       *                        *

   International Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Internet Tollkeeper
       2002                                                -                0.90% to 2.25%          -39.50% to -38.61%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   Internet Tollkeeper Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Investors
       2002                                              0.81%              0.90% to 2.25%          -24.69% to -23.67%
       2001                                              1.30%              0.90% to 2.25%           -6.16% to -5.13%
       2000                                                *                       *                        *

   Investors Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231e

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Janus Growth and Income
       2002                                              0.45%              0.90% to 2.55%              -21.75% to
                                                                                                         -20.16%
       2001                                              1.02%              0.90% to 2.25%          -11.18% to -10.34%
       2000                                                *                       *                        *

   Janus Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Large Cap Value
       2002                                              0.25%              0.50% to 2.25%              -25.48% to
                                                                                                         -24.22%
       2001                                              0.25%              0.50% to 2.25%           -5.43% to -4.44%
       2000                                                *                       *                        *

   Large Cap Value Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Limited Maturity Bond
       2002                                              3.62%              0.50% to 2.25%            4.82% to 6.68%
       2001                                              4.84%              0.50% to 2.25%            6.78% to 8.30%
       2000                                                *                       *                        *

   Liquid Asset
       2002                                              1.42%              0.50% to 2.55%           -1.17% to 0.96%
       2001                                              3.59%              0.50% to 2.55%            1.86% to 3.01%
       2000                                                *                       *                        *

                                      231f

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Managed Global
       2002                                              0.13%              0.50% to 2.25%          -22.00% to -20.59%
       2001                                              0.13%              0.50% to 2.25%          -13.60% to -12.34%
       2000                                                *                       *                        *

   Managed Global Advisor
       2002                                               ***               1.75% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Mid-Cap Growth
       2002                                                -                0.50% to 2.25%          -49.97% to -49.07%
       2001                                              0.37%              0.50% to 2.25%          -25.09% to -24.25%
       2000                                                *                       *                        *

   Mid-Cap Growth Advisor
       2002                                               ***               1.40% to 1.80%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Real Estate
       2002                                              3.73%              0.50% to 2.25%           -2.05% to 0.31%
       2001                                              4.29%              0.50% to 2.25%            6.07% to 7.28%
       2000                                                *                       *                        *

   Real Estate Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231g

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                              0.41%              0.80% to 2.55%          -28.35% to -25.45%
       2001                                              0.12%              0.80% to 2.25%          -22.97% to -22.09%
       2000                                                *                       *                        *

   Research Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Special Situations
       2002                                                -                0.90% to 2.25%          -27.58% to -26.61%
       2001                                              0.37%              0.90% to 2.25%           -6.87% to -6.19%
       2000                                                *                       *                        *

   Special Situations Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Strategic Equity
       2002                                                -                0.80% to 2.25%          -33.26% to -32.24%
       2001                                                -                0.80% to 2.25%          -22.66% to -21.78%
       2000                                                *                       *                        *

   Strategic Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Total Return
       2002                                              2.36%              0.50% to 2.55%           -7.51% to -5.56%
       2001                                              4.88%              0.50% to 2.55%           -1.44% to -0.32%
       2000                                                *                       *                        *

                                      231h

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Value Equity
       2002                                              0.69%              0.80% to 2.55%          -20.82% to -17.70%
       2001                                              0.85%              0.80% to 2.25%           -6.21% to -5.21%
       2000                                                *                       *                        *

   Value Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Van Kampen Growth and Income
       2002                                              0.84%              0.50% to 2.25%          -16.69% to -15.19%
       2001                                              0.30%              0.50% to 2.25%          -13.63% to -12.68%
       2000                                                *                       *                        *

   Van Kampen Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                              0.00%              0.95% to 2.55%          -34.00% to -32.91%
       2001                                               **                0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231i

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                                -                0.95% to 2.55%          -32.94% to -31.79%
       2001                                              1.09%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   AIM V.I. Capital Appreciation
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Core Equity
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Premier Equity
       2002                                               ***               0.75 % to 0.95%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                              0.17%              0.95% to 2.55%          -15.23% to -13.83%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   Alliance Growth and Income
       2002                                              3.91%              0.95% to 2.55%          -24.45% to -23.00%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Alliance Premier Growth
       2002                                                -                0.95% to 2.55%          -32.66% to -31.52%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

                                      231j

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                                 0.02%              0.90% to 2.55%         -32.32% to -30.79%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Equity-Income
       2002                                                 1.09%              0.75% to 2.55%         -18.95% to -17.69%
       2001                                                  **                0.95% to 2.20%                 **
       2000                                                  **                      **                       **

   Fidelity(R)VIP Contrafund(R)
       2002                                                 0.37%              0.75% to 2.55%         -12.19% to -10.28%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Overseas
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST:
   Franklin Small Cap Value Securities
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                 1.50%              1.25% to 1.40%         -18.69% to -18.58%
       2001                                                 1.15%              1.25% to 1.40%          -5.32% to -5.18%
       2000                                                   *                       *                        *

                                      231k

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                              2.08%              1.40% to 1.80%          -17.44% to -17.17%
       2001                                              2.29%              1.40% to 1.80%           -9.13% to -8.72%
       2000                                                *                       *                        *

   Galaxy VIP Equity
       2002                                              0.23%              1.40% to 1.90%          -29.17% to -28.66%
       2001                                                -                1.40% to 1.80%             '-19.72% to
                                                                                                         -19.28%
       2000                                                *                       *                        *

   Galaxy VIP Growth and Income
       2002                                              0.09%              1.40% to 1.90%          -27.84% to -27.31%
       2001                                              0.15%              1.40% to 1.80%           -5.67% to -5.28%
       2000                                                *                       *                        *

   Galaxy VIP High Quality Bond
       2002                                              4.71%              1.40% to 1.80%            8.36% to 8.89%
       2001                                              5.35%              1.40% to 1.80%            5.88% to 5.89%
       2000                                                *                       *                        *

   Galaxy VIP Small Company Growth
       2002                                                -                1.40% to 1.90%          -34.18% to -33.87%
       2001                                                -                1.40% to 1.90%           -2.11% to -1.57%
       2000                                                *                       *                        *

   ING GET FUND:
   ING GET Fund - Series N
       2002                                              1.35%              0.95% to 1.90%           -2.73% to -1.75%
       2001                                              2.25%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231l

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                              0.07%              0.75% to 2.55%           -1.80% to -0.20%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series Q
       2002                                              2.51%              0.75% to 2.55%           -0.70% to 1.20%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series R
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series S
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series T
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series U
       2002                                               ***               0.75% to 2.20%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231m

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING American Century Small Cap Value
       2002                                                ***                    0.95%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                ***               0.95% to 2.55%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                                 -                0.95% to 2.40%         -37.64% to -32.29%
       2001                                                **                0.95% to 1.90%                 **
       2000                                                **                      **                       **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R) Global Growth
       2002                                                ***               0.75% to 2.20%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231n

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING PIMCO Total Return
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Capital
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Investors Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Scudder International Growth
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231o

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               ***               0.75% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                              0.02%              0.90% to 2.55%          -27.02% to -25.42%
       2001                                                -                0.90% to 2.25%          -20.18% to -19.36%
       2000                                                *                       *                        *

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Index Plus LargeCap
       2002                                              0.15%              0.75% to 2.55%          -29.03% to -22.23%
       2001                                              2.73%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Index Plus MidCap
       2002                                              0.31%              0.75% to 2.55%          -14.79 to -12.82%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231p

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                              0.36%              0.75% to 2.55%          -15.89% to -13.95%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Small Company
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Value Opportunity
       2002                                              0.40%              0.75% to 2.55%          -28.22% to -26.66%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                              3.17%              0.95% to 2.55%           -9.37% to -7.79%
       2001                                             -10.36%             0.95% to 2.20%                  **
       2000                                               **                      **                        **

   ING VP Growth Opportunities
       2002                                                -                0.75% to 2.25%          -33.03% to -32.10%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP International Value
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231q

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                              1.28%              0.95% to 2.55%          -24.40% to -23.16%
       2001                                              0.92%              0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING VP LargeCap Growth
       2002                                              0.48%              0.95% to 2.25%          -36.68% to -35.45%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP MagnaCap
       2002                                              1.02%              0.90% to 2.25%          -24.73% to -23.74%
       2001                                              1.36%              0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP MidCap Opportunities
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP SmallCap Opportunities
       2002                                              0.00%              0.75% to 2.25%          -45.05% to -44.14%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                              1.15%              0.90% to 2.55%          -17.15% to -15.76%
       2001                                              2.70%              0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231r

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC.
     (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                                   -                0.90% to 2.55%         -26.42% to -24.98%
       2001                                                 3.60%              0.95% to 2.55%                 **
       2000                                                  **                      **                       **

   INVESCO VIF - Leisure
       2002                                                  ***               0.95% to 2.25%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   INVESCO VIF - Utilities
       2002                                                 1.12%              0.95% to 2.55%         -22.62% to -20.91%
       2001                                                 3.07%              0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                  ***               0.75% to 1.10%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Growth
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

                                      231s

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               0.52%              0.75% to 2.55%          -27.58% to 26.20%
       2001                                               0.33%              0.95% to 2.40%                 **
       2000                                                **                      **                       **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                ***               0.75% to 1.10%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   Oppenheimer Strategic Bond
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                               8.20%              0.80% to 2.55%          -4.80% to -1.63%
       2001                                               7.91%              0.50% to 2.25%           0.30% to 1.57%
       2000                                                 *                       *                        *

   PIMCO StocksPLUS Growth and Income
       2002                                               2.69%              0.80% to 2.25%         -22.00% to -20.84%
       2001                                               4.22%              0.80% to 2.25%         -13.15% to -12.17%
       2000                                                 *                       *                        *

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231t

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                              1.08%              0.80% to 2.55%          -21.47% to -19.87%
       2001                                              0.91%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Pioneer Mid-Cap Value VCT
       2002                                              0.56%              0.75% to 2.25%          -13.36% to -12.03%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   Pioneer Small Company VCT
       2002                                              0.03%              0.95% to 2.55%          -19.29% to -17.90%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                                -                0.90% to 2.25%          -25.68% to -24.66%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Europe 30
       2002                                                -                0.90% to 2.25%          -27.49% to -26.42%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Small-Cap
       2002                                                -                0.90% to 2.25%          -24.20% to -23.15%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

                                      231u

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                                -                0.90% to 2.55%          -33.33% to -31.81%
       2001                                                -                0.90% to 2.25%          -20.20% to -19.62%
       2000                                                *                       *                        *

   Prudential SP Jennison International Growth
       2002                                                -                0.90% to 2.55%          -25.05% to -23.53%
       2001                                              0.24%              0.90% to 2.25%          -37.19% to -36.52%
       2000                                                *                       *                        *

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                              1.62%              0.95% to 2.55%          -21.30% to -19.79%
       2001                                               **                0.95% to 2.20%                  **
       2000                                               **                      **                        **

   Putnam VT International Growth and Income
       2002                                              0.28%              0.95% to 2.55%          -16.21% to -14.65%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Putnam VT Voyager Fund II
       2002                                              0.00%              0.95% to 2.55%          -31.34% to -30.22%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                             24.02%              1.25% to 1.40%           -4.57% to -4.44%
       2001                                             12.01%              1.25% to 1.40%           -5.14% to -4.94%
       2000                                                *                       *                        *

                                      231v

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                               0.95%              1.25% to 1.40%         -26.74% to -26.64%
       2001                                                 -                1.25% to 1.40%         -32.13% to -32.03%
       2000                                                 *                       *                        *

   Smith Barney Large Cap Value
       2002                                               3.74%              1.25% to 1.40%         -26.46% to -26.30%
       2001                                               1.39%              1.25% to 1.40%          -9.45% to -9.33%
       2000                                                 *                       *                        *

   Smith Barney Money Market
       2002                                               1.30%              1.25% to 1.40%           -0.16% to 0.00%
       2001                                               3.49%              1.25% to 1.40%           2.28% to 2.42%
       2000                                                 *                       *                        *

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               0.45%              0.95% to 2.55%         -25.08% to -23.67%
       2001                                                **                0.95% to 2.20%                 **
       2000                                                **                      **                       **


        *       Not provided for 2000.
        **      As this Division is new in 2001, this data is not meaningful and is therefore not presented.
        ***     As this Division is new in 2002, this data is not meaningful and is therefore not presented

                                      231w

                       Statement of Additional Information

                          WELLS FARGO ING OPPORTUNITIES

                          DEFERRED COMBINATION VARIABLE

                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                               SEPARATE ACCOUNT B

                                       OF

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company, (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                               DATE OF PROSPECTUS

                                       AND

                      STATEMENT OF ADDITIONAL INFORMATION:

                                February XX, 2004

                                TABLE OF CONTENTS

Item                                                                       Page

Introduction..............................................................
Description of ING USA Annuity and Life Insurance Company.................
Separate Account B .......................................................
Safekeeping of Assets ....................................................
The Administrator.........................................................
Independent Auditors......................................................
Distribution of Contracts.................................................
Performance Information...................................................
IRA Partial Withdrawal Option.............................................
Other Information.........................................................
Financial Statements of ING USA Annuity and Life Insurance Company........
Financial Statements of Separate Account B................................

                                  Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

            Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company, formerly Golden American Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2002, ING USA had approximately $999.1 million in stockholder's equity and approximately $17.6 billion in total assets, including approximately $11 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ING USA formed a subsidiary, First Golden American Life
Insurance Company of New York ("First Golden"), which was licensed to do variable annuity business in the states of New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002.

                               Separate Account B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

                              Safekeeping of Assets

ING USA acts as its own custodian for Separate Account B.

                                The Administrator

Effective January 1, 1997, Equitable and ING USA(formerly Golden American) became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $570,000 and $309,000 pursuant to the service agreement in 2002 and 2001, respectively.

                              Independent Auditors

Ernst & Young LLP, independent auditors, performs annual audits of ING USA and Separate Account B.

                            Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2002, 2001 and 2000 commissions paid by ING USA, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to DSI aggregated $287,208,000, $223,321,000 and $208,883,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $25,914,000, $23,138,000, and $21,296,000 for the years ended 2002, 2001, and 2000, respectively.

                             Performance Information

Performance Information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance Information for measures other than total return does not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, three death benefit options are available. The following performance values reflect the election at issue of the Max 7 Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC Standard Money Market Subaccount Yields
Current yield for Wells Fargo VT Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                  Effective Yield = [(Base Period Return) +1)365/7] - 1

The current yield and effective yield of the Wells Fargo VT Money Market Fund for the 7-day period December 25, 2002 to December 31, 2002 were 0.84% and 0.849% respectively.

SEC Standard 30-Day Yield for Non-Money Market Subaccounts
Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                  Yield = 2 x [((a - b)/(c x d)  + 1)6 - 1]


       Where:     [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
                  [b] equals the expenses accrued for the period (net of
                      reimbursements)
                  [c] equals the average daily number of units outstanding
                      during the period based on the accumulation unit value
                  [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC Standard Average Annual Total Return for All Subaccounts
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  P(1+T)(n)=ERV

 Where:   (1)  [P]       equals a hypothetical initial premium payment of $1,000
          (2)  [T]       equals an average annual total return
          (3)  [n]       equals the number of years
          (4)            [ERV] equals the ending redeemable value of a
                         hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load; the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the subaccounts which had not commenced operations as of December 31, 2002, Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.70%, administrative charges of 0.15%, contract administration charge annualized at 0.05%, a living benefit optional rider charge annualized at 1.14%, the earnings multiplier benefit rider charge of 0.30%, and applicable surrender charges of 7% for the one year period and 3% for the five year period for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02-Standardized with Rider Charges

                                                                                                           Inception
                                                       1 Year        5 Year        10 Year    Inception    Date
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                    -27.46         n/a           n/a      -22.56        13-Jul-01
ING AIM Mid Cap Growth Portfolio                        -41.67         -9.56         n/a       -1.58        02-Oct-95
ING Alliance Mid Cap Growth Portfolio                   -40.08        -10.66         n/a       -1.42        01-Apr-96
ING Developing World Portfolio                          -21.16         n/a           n/a      -12.05        19-Feb-98
ING Eagle Asset Value Equity Portfolio                  -27.37         -6.29         n/a        3.82        03-Jan-95
ING FMR Diversified Mid Cap Portfolio                   -29.60         n/a           n/a      -18.03        02-Oct-00
ING Janus Growth and Income Portfolio                   -29.67         n/a           n/a      -19.04        02-Oct-00
ING Janus Special Equity Portfolio                      -36.05         n/a           n/a      -24.80        02-Oct-00
ING Jennison Equity Opportunities Portfolio             -39.30         -9.83         1.90       2.62        04-May-92
ING JP Morgan Fleming Small Cap Equity Portfolio        n/a            n/a           n/a      -30.33        01-May-02
ING Marsico Growth Portfolio                            -39.61         -6.45         n/a       -0.79        01-Apr-96
ING MFS Mid Cap Growth Portfolio                        -58.40         -4.97         n/a        4.74        07-Oct-94
ING MFS Research Portfolio                              -35.01         -6.62         n/a        3.93        07-Oct-94
ING PIMCO Core Bond Portfolio                            -2.24         -0.87         n/a        1.51        07-Oct-94
ING PIMCO High Yield Portfolio                          -11.88         n/a           n/a       -2.69        01-May-98
ING Salomon Brothers All Cap Portfolio                  -35.70         n/a           n/a       -8.91        01-Feb-00
ING Salomon Brothers Investors Portfolio                -33.17         n/a           n/a      -10.87        01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio        -10.23          5.26         6.50       6.21        25-Jan-89
ING T. Rowe Price Equity Income Portfolio               -23.60         -2.33         3.08       3.86        25-Jan-89
ING Van Kampen Global Franchise Portfolio               n/a            n/a           n/a      -20.38        01-May-02
ING Van Kampen Growth and Income Portfolio              -25.13         -4.23         n/a        5.39        04-Oct-93
ING Van Kampen Real Estate Portfolio                    -10.50         -0.31         8.18       6.24        25-Jan-89
ING VP Bond Portfolio                                   n/a            n/a           n/a       -2.52        01-May-02
ING VP Growth Opportunities Portfolio                   -41.49         n/a           n/a      -38.68        01-May-01
ING VP MagnaCap Portfolio                               -33.17         n/a           n/a      -24.68        01-May-01
ING VP SmallCap Opportunities Portfolio                 -53.44         n/a           n/a      -44.02        01-May-01
ING VP Worldwide Growth Portfolio                       -34.95         n/a           n/a      -26.58        01-May-00
ProFund VP Bull                                         -34.14         n/a           n/a      -27.83        01-May-01
ProFund VP Small Cap                                    -32.62         n/a           n/a      -23.90        01-May-01


Average Annual Total Return for Periods Ending 12/31/02-Standardized without Rider Charges

                                                                                                               Inception
                                                       1 Year        5 Year        10 Year        Inception    Date
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                   -26.73         n/a            n/a          -21.74      13-Jul-01
ING AIM Mid Cap Growth Portfolio                       -41.00         -8.69          n/a           -0.78      02-Oct-95
ING Alliance Mid Cap Growth Portfolio                  -39.39         -9.75          n/a           -0.65      01-Apr-96
ING Developing World Portfolio                         -20.41         n/a            n/a          -10.97      19-Feb-98
ING Eagle Asset Value Equity Portfolio                 -26.64         -5.35          n/a            4.59      03-Jan-95
ING FMR Diversified Mid Cap Portfolio                  -28.88         n/a            n/a          -17.16      02-Oct-00
ING Janus Growth and Income Portfolio                  -28.95         n/a            n/a          -18.17      02-Oct-00
ING Janus Special Equity Portfolio                     -35.37         n/a            n/a          -23.93      02-Oct-00
ING Jennison Equity Opportunities Portfolio            -38.62         -8.94           2.69          3.40      04-May-92
ING JP Morgan Fleming Small Cap Equity Portfolio       n/a            n/a            n/a          -29.78      01-May-02
ING Marsico Growth Portfolio                           -38.92         -5.66          n/a           -0.03      01-Apr-96
ING MFS Mid Cap Growth Portfolio                       -57.80         -4.23          n/a            5.42      07-Oct-94
ING MFS Research Portfolio                             -34.31         -5.78          n/a            4.65      07-Oct-94
ING PIMCO Core Bond Portfolio                           -1.38          0.08          n/a            2.44      07-Oct-94
ING PIMCO High Yield Portfolio                         -11.06         n/a            n/a           -1.74      01-May-98
ING Salomon Brothers All Cap Portfolio                 -35.00         n/a            n/a           -8.05      01-Feb-00
ING Salomon Brothers Investors Portfolio               -32.46         n/a            n/a           -9.99      01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio        -9.42          6.13           7.38          7.12      25-Jan-89
ING T. Rowe Price Equity Income Portfolio              -22.85         -1.43           3.95          4.75      25-Jan-89
ING Van Kampen Global Franchise Portfolio              n/a            n/a            n/a          -19.81      01-May-02
ING Van Kampen Growth and Income Portfolio             -24.38         -3.36          n/a            6.16      04-Oct-93
ING Van Kampen Real Estate Portfolio                    -9.71          0.66           8.97          7.15      25-Jan-89
ING VP Bond Portfolio                                  n/a            n/a            n/a           -1.88      01-May-02
ING VP Growth Opportunities Portfolio                  -40.83         n/a            n/a          -37.84      01-May-01
ING VP MagnaCap Portfolio                              -32.47         n/a            n/a          -23.84      01-May-01
ING VP SmallCap Opportunities Portfolio                -52.84         n/a            n/a          -43.22      01-May-01
ING VP Worldwide Growth Portfolio                      -34.26         n/a            n/a          -25.61      01-May-00
ProFund VP Bull                                        -33.44         n/a            n/a          -26.98      01-May-01
ProFund VP Small Cap                                   -31.93         n/a            n/a          -23.06      01-May-01


Non-Standard Average Annual Total Return for All Subaccounts

Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  P(1+T)(n)]=ERV

 Where:   (1)  [P]       equals a hypothetical initial premium payment of $1,000
          (2)  [T]       equals an average annual total return
          (3)  [n]       equals the number of years
          (4)            [ERV] equals the ending redeemable value of a
                         hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the Max 7 Enhanced Death Benefit, the administrative charges and the optional benfit rider charge, but not the deduction of the maximum sales load and the annual contract fee.

Except for the subaccounts which had not commenced operations as of December 31, 2002, Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.70%, and administrative charges of 0.15%, a living benefit optional rider charge annualized at 1.14%, and the earnings multiplier benefit rider charge of 0.30%, but not the applicable surrender charge or the contract administrative charge for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02-Non-Standardized with Rider Charges

                                                                                                              Inception
                                                       1 Year        5 Year        10 Year         Inception  Date
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                   -19.41         n/a            n/a           -16.49     13-Jul-01
ING AIM Mid Cap Growth Portfolio                       -33.62         -8.35          n/a            -1.39     02-Oct-95
ING Alliance Mid Cap Growth Portfolio                  -32.03         -9.39          n/a            -1.07     01-Apr-96
ING Developing World Portfolio                         -13.11         n/a            n/a           -10.69     19-Feb-98
ING Eagle Asset Value Equity Portfolio                 -19.32         -5.22          n/a             3.94     03-Jan-95
ING FMR Diversified Mid Cap Portfolio                  -21.55         n/a            n/a           -14.64     02-Oct-00
ING Janus Growth and Income Portfolio                  -21.62         n/a            n/a           -15.60     02-Oct-00
ING Janus Special Equity Portfolio                     -28.00         n/a            n/a           -21.05     02-Oct-00
ING Jennison Equity Opportunities Portfolio            -31.26         -8.61           1.94           2.65     04-May-92
ING JP Morgan Fleming Small Cap Equity Portfolio       n/a            n/a            n/a           -22.33     01-May-02
ING Marsico Growth Portfolio                           -31.56         -5.39          n/a            -0.45     01-Apr-96
ING MFS Mid Cap Growth Portfolio                       -50.35          -3.97         n/a             4.77     07-Oct-94
ING MFS Research Portfolio                             -26.96          -5.55         n/a             3.96     07-Oct-94
ING PIMCO Core Bond Portfolio                            5.81           0.00         n/a             1.55     07-Oct-94
ING PIMCO High Yield Portfolio                          -3.83         n/a            n/a            -1.71     01-May-98
ING Salomon Brothers All Cap Portfolio                 -27.65         n/a            n/a            -6.48     01-Feb-00
ING Salomon Brothers Investors Portfolio               -25.12         n/a            n/a            -8.34     01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio        -2.18          5.94           6.54           6.25     25-Jan-89
ING T. Rowe Price Equity Income Portfolio              -15.55         -1.42           3.12           3.90     25-Jan-89
ING Van Kampen Global Franchise Portfolio              n/a            n/a            n/a           -12.38     01-May-02
ING Van Kampen Growth and Income Portfolio             -17.07         -3.25          n/a             5.42     04-Oct-93
ING Van Kampen Real Estate Portfolio                    -2.45          0.54           8.22           6.27     25-Jan-89
ING VP Bond Portfolio                                  n/a            n/a            n/a             5.48     01-May-02
ING VP Growth Opportunities Portfolio                  -33.44         n/a            n/a           -33.01     01-May-01
ING VP MagnaCap Portfolio                              -25.12         n/a            n/a           -19.69     01-May-01
ING VP SmallCap Opportunities Portfolio                -45.39         n/a            n/a           -38.03     01-May-01
ING VP Worldwide Growth Portfolio                      -26.90         n/a            n/a           -22.93     01-May-00
ProFund VP Bull                                        -26.09         n/a            n/a           -22.70     01-May-01
ProFund VP Small Cap                                   -24.57         n/a            n/a           -18.95     01-May-01


Average Annual Total Return for Periods Ending 12/31/02-Non-Standardized without Rider Charges

                                                                                                              Inception
                                                       1 Year        5 Year        10 Year         Inception  Date
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                   -18.68         n/a            n/a           -15.70     13-Jul-01
ING AIM Mid Cap Growth Portfolio                       -32.95         -7.52          n/a            -0.60     02-Oct-95
ING Alliance Mid Cap Growth Portfolio                  -31.34         -8.52          n/a            -0.31     01-Apr-96
ING Developing World Portfolio                         -12.36         n/a            n/a            -9.67     19-Feb-98
ING Eagle Asset Value Equity Portfolio                 -18.59         -4.32          n/a             4.70     03-Jan-95
ING FMR Diversified Mid Cap Portfolio                  -20.83         n/a            n/a           -13.81     02-Oct-00
ING Janus Growth and Income Portfolio                  -20.90         n/a            n/a           -14.78     02-Oct-00
ING Janus Special Equity Portfolio                     -27.32         n/a            n/a           -20.23     02-Oct-00
ING Jennison Equity Opportunities Portfolio            -30.57         -7.76           2.73           3.43     04-May-92
ING JP Morgan Fleming Small Cap Equity Portfolio       n/a            n/a            n/a           -21.78     01-May-02
ING Marsico Growth Portfolio                           -30.87         -4.63          n/a             0.29     01-Apr-96
ING MFS Mid Cap Growth Portfolio                       -49.75         -3.26          n/a             5.45     07-Oct-94
ING MFS Research Portfolio                             -26.26         -4.74          n/a             4.68     07-Oct-94
ING PIMCO Core Bond Portfolio                            6.67          0.92          n/a             2.48     07-Oct-94
ING PIMCO High Yield Portfolio                          -3.01         n/a            n/a            -0.80     01-May-98
ING Salomon Brothers All Cap Portfolio                 -26.95         n/a            n/a            -5.67     01-Feb-00
ING Salomon Brothers Investors Portfolio               -24.41         n/a            n/a            -7.51     01-Feb-00
ING T. Rowe Price Capital Appreciation Portfolio        -1.37          6.80           7.42           7.16     25-Jan-89
ING T. Rowe Price Equity Income Portfolio              -14.80         -0.55           3.99           4.78     25-Jan-89
ING Van Kampen Global Franchise Portfolio              n/a            n/a            n/a           -11.81     01-May-02
ING Van Kampen Growth and Income Portfolio             -16.33         -2.41          n/a             6.19     04-Oct-93
ING Van Kampen Real Estate Portfolio                    -1.66          1.48           9.00           7.18     25-Jan-89
ING VP Bond Portfolio                                  n/a            n/a            n/a             6.12     01-May-02
ING VP Growth Opportunities Portfolio                  -32.78         n/a            n/a           -32.22     01-May-01
ING VP MagnaCap Portfolio                              -24.42         n/a            n/a           -18.89     01-May-01
ING VP SmallCap Opportunities Portfolio                -44.79         n/a            n/a           -37.28     01-May-01
ING VP Worldwide Growth Portfolio                      -26.21         n/a            n/a           -22.03     01-May-00
ProFund VP Bull                                        -25.39         n/a            n/a           -21.89     01-May-01
ProFund VP Small Cap                                   -23.88         n/a            n/a           -18.14     01-May-01



Performance Information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance Information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance Information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

Illustration of Calculation of AUV
         Example 1.

1.   AUV, beginning of period                                    $ 10.00
2.   Value of securities, beginning of period                    $ 10.00
3.   Change in value of securities                               $  0.10
4.   Gross investment return (3) divided by (2)                     0.01
5.   Less daily mortality and expense charge                  0.00004280
6.   Less asset based administrative charge                   0.00000411
7.   Net investment return (4) minus (5) minus (6)           0.009953092
8.   Net investment factor (1.000000) plus (7)               1.009953092
9.   AUV, end of period  (1) multiplied by (8)             $ 10.09953092

Illustration of Purchase of Units (Assuming no state premium tax)
         Example 2.

1.   Initial premium payment                                     $ 1,000
2.   AUV on effective date of purchase (see Example 1)           $ 10.00
3.   Number of units purchased (1) divided by (2)                    100
4.   AUV for valuation date following purchase
     (see Example 1)                                       $ 10.09953092
5.   Contract Value in account for valuation date
     following purchase (3) multiplied by (4)                 $ 1,009.95

IRA Partial Withdrawal Option
If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form.

ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

   Consolidated Financial Statements of Golden American Life Insurance Company

The consolidated audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional
Information:

         Report of Independent Auditors
         Audited Consolidated Financial Statements of Golden American Life
              Insurance Company Consolidated Income Statements for the years ended December 31, 2002, 2001 and 2000 Consolidated Balance Sheets as of December 31, 2002 and 2001 Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000 Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
         Unaudited Consolidated Financial Statements of ING USA Annuity and Life
              Insurance Company Consolidated Income Statements for the quarter ended September 30, 2003 Consolidated Balance Sheets as of the quarter ended September 30, 2003 Consolidated Statements of Changes in Shareholder's Equity for the quarter ended September 30, 2003 Consolidated Statements of Cash Flows for the quarter ended September 30, 2003
         Notes to Consolidated Financial Statements

                   Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

         Report of Independent Auditors
         Audited Financial Statements of Golden American Life Insurance Company
              Separate Account B Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
         Unaudited Financial Statements of ING USA Annuity and Life Insurance
              Company Separate Account B Statement of Assets and Liabilities as of quarter ended September 30, 2003 Statement of Operations for the quarter ended September 30, 2003 Statement of Changes in Net Assets for the quarter ended September 30, 2003
         Notes to Financial Statements

{Separate Account B Third Quarter 2003
 Financials - To be added by amendment}

{Golden American Life Insurance Company Third Quarter
 2003 Financials - To be added by amendment}

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                    ------------

Report of Independent Auditors ....................................      F-2

  Consolidated Financial Statements:

  Consolidated Income Statements for the years ended December 31,
  2002, 2001, and 2000.............................................      F-3


  Consolidated Balance Sheets as of December 31, 2002 and 2001.....      F-4

  Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2002, 2001, and 2000................      F-5


  Consolidated Statements of Cash Flows for the years ended
  December 31, 2002,
  2001, and 2000...................................................      F-6


  Notes to Consolidated Financial Statements.......................      F-7

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company and Subsidiary as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                    /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003



                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                       CONSOLIDATED INCOME STATEMENTS
                                                 (Millions)

                                                                      For the Years Ended December 31,
                                                              ------------------------------------------------

                                                                    2002              2001              2000
                                                              -------------    --------------    -------------
Revenues:
   Fee income                                                   $  204.0          $  188.9         $   167.9
   Net investment income                                           197.7              94.4              64.1
   Net realized capital gains (losses)                               4.2              (6.5)             (6.6)
   Other income                                                      3.5               -                 -
                                                              -------------    --------------    -------------
            Total revenue                                          409.4             276.8             225.4
                                                              -------------    --------------    -------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
         policyholders                                             276.5             209.0             199.9
   Underwriting, acquisition, and insurance expenses:
       General expenses                                            139.7             119.9              89.5
       Commissions                                                 288.7             232.4             213.7
       Policy acquisition costs deferred                          (292.2)           (128.2)           (168.4)
   Amortization:
       Deferred policy acquisition costs and
         value of business acquired                                127.8              49.6              60.0
   Goodwill                                                          -                 4.2               4.2
   Other:
       Expense and charges reimbursed under
         modified coinsurance agreements                          (104.9)           (225.6)           (225.8)
       Interest expense                                             16.0              19.4              19.9
                                                              -------------    --------------    -------------
            Total benefits, losses and expenses                    451.6             280.7             193.0
                                                              -------------    --------------    -------------
Income (loss) before income taxes                                  (42.2)             (3.9)             32.4

   Income tax expense (benefit)                                    (12.5)              0.1              13.2
                                                              -------------    --------------    -------------

Income (loss) before cumulative effect of change in
   accounting principle                                            (29.7)             (4.0)             19.2
Cumulative effect of change in accounting principle               (135.3)              -                 -
                                                              -------------    --------------    -------------
Net income (loss)                                              $  (165.0)         $   (4.0)          $  19.2
                                                              =============    ==============    =============

                                   See Notes to Consolidated Financial Statements

                                                        F-3


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                         CONSOLIDATED BALANCE SHEETS
                                        (Millions, except share data)


                                                                                As of December 31,
                                                                       -------------------------------------
      Assets                                                                 2002                 2001
      ------                                                           -----------------    ----------------
      Investments:
        Fixed maturities, available for sale, at fair value
          (amortized cost of $4,720.1 at 2002 and $1,982.5 at 2001)    $     4,936.4            $1,994.9
         Equity securities, at fair value:
         Investment in mutual funds (cost of $22.9 at 2002)                     19.0                 -
         Mortgage loans on real estate                                         482.4               213.9
         Policy loans                                                           16.0               14.8
         Short-term investments                                                  2.2               10.1
                                                                       -----------------    ----------------
                   Total investments                                         5,456.0            2,233.7

      Cash and cash equivalents                                                148.5              195.7
      Accrued investment income                                                 61.9               22.8
      Reinsurance recoverable                                                  196.9               56.0
      Deferred policy acquisition costs                                        678.0              709.0
      Value of  business acquired                                                8.5               20.2
      Goodwill (net of accumulated amortization of $17.6 at 2001)                -                151.3
      Other assets                                                               5.3               23.7
      Assets held in separate accounts                                      11,029.3           10,958.2
                                                                       -----------------    ----------------

                    Total assets                                       $     17,584.4         $14,370.6
                                                                       =================    ================
      Liabilities and Shareholder's Equity
      ------------------------------------
      Policy liabilities and accruals:
         Future policy benefits and claims reserves                    $      5,159.1          $2,185.3
                                                                       -----------------    ----------------
      Total policy liabilities and accruals                                   5,159.1           2,185.3

      Surplus notes                                                             170.0             245.0
      Due to affiliates                                                           -                25.1
      Payables for securities purchased                                           -                36.4
      Current income taxes                                                       42.4               -
      Deferred income taxes                                                      79.8              12.6
      Dollar roll obligations                                                    40.0               3.9
      Other borrowed money                                                        -                 1.4
      Other liabilities                                                          64.7              84.9
      Liabilities related to separate accounts                               11,029.3          10,958.2
                                                                       -----------------    ----------------
                    Total liabilities                                        16,585.3          13,552.8
                                                                       -----------------    ----------------

      Shareholder's equity:
         Common stock (250,000 shares authorized, issued and
           outstanding; $10.00 per share par value)                               2.5               2.5
         Additional paid-in capital                                           1,128.4             780.4
         Accumulated other comprehensive income                                   2.1               3.8
         Retained earnings (deficit)                                           (133.9)             31.1
                                                                       -----------------    ----------------
                    Total shareholder's equity                                  999.1             817.8
                                                                       -----------------    ----------------
                    Total liabilities and shareholder's equity          $    17,584.4        $ 14,370.6
                                                                       =================    ================


                                 See Notes to Consolidated Financial Statements


                                                        F-4


                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                     CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                    Accumulated                           Total
                                                                 Additional            Other             Retained         Share-
                                                  Common          Paid-in-         Comprehensive         Earnings        holder's
                                                  Stock         Paid-in-Capit      Income (loss)         (Deficit)        Equity
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 1999                    $     2.5       $    468.6       $     (9.2)            $    15.9      $   477.8
Contribution of capital                                              115.0                                                 115.0
Comprehensive income:
   Net income                                         -                -                -                    19.2           19.2
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($9.8 pretax)                                   -                -                5.1                   -              5.1
                                                                                                                       ------------
Comprehensive income                                                                                                        24.3
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2000                          2.5            583.6             (4.1)                 35.1          617.1
Contribution of capital                                              196.8                                                 196.8
Comprehensive income:
   Net (loss)                                         -                -                -                    (4.0)          (4.0)
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($12.2 pretax)                                   -               -                7.9                   -              7.9
                                                                                                                       ------------
Comprehensive income                                                                                                         3.9
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2001                           2.5             780.4             3.8                  31.1          817.8
Contribution of capital                                                356.3                                                356.3
Other                                                                   (8.3)                                                (8.3)
Comprehensive income:
     Net (loss)                                        -                   -              -                 (165.0)        (165.0)
Other comprehensive income net of tax:
     Unrealized (loss) on securities
     ($(2.6) pretax)                                   -                   -             (1.7)                 -             (1.7)
                                                                                                                       ------------
Comprehensive (loss)                                                                                                       (166.7)
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2002                    $     2.5       $  1,128.4       $       2.1            $ (133.9)      $   999.1
                                                ============    =============    ==================     ===========    ============

                                           See Notes to Consolidated Financial Statements

                                                                 F-5

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
                                                CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                             (Millions)

                                                                            For the years Ended December 31,
                                                                       2002                2001             2000
                                                                  ----------------    -------------    ---------------
Cash Flows from Operating Activities:
Net income (loss)                                                 $   (165.0)          $   (4.0)         $   19.2
Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited and charges on interest sensitive products       282.2              191.0             183.1
    Net realized capital (gains) losses                                 (4.2)               6.5               6.6
    Accrued investment income                                          (39.5)             (13.2)              1.6
    Increase in guaranteed benefits reserve                            107.1               28.2              26.7
    Acquisition costs deferred                                        (292.2)            (128.2)           (168.4)
    Amortization of deferred policy acquisition costs                  121.2               45.2              55.2
    Amortization of value of business acquired                           6.6                4.4               4.8
    Impairment of Goodwill                                             151.3                -                 -
    Change in other assets and liabilities                              21.3              110.6             (69.4)
    Provision for deferred income taxes                                (85.7)              (0.6)             13.3
                                                                  ----------------    -------------    ---------------
Net cash provided by operating activities                              103.1              239.9              72.7

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                        7,297.1              880.7             205.1
          Equity securities                                              7.8                6.9               6.1
          Mortgages                                                    285.0              136.0              12.7
    Acquisition of investments:
          Fixed maturities available for sale                      (10,068.3)          (2,070.8)           (154.0)
          Equity securities                                            (22.8)               -                 -
          Short-term investments                                           -               (4.7)             (5.3)
          Mortgages                                                   (553.7)            (250.3)            (12.9)
    Increase (decrease) in policy  loans                                (1.2)              (1.5)              0.8
    Increase (decrease) in property and equipment                        1.1                1.2              (3.2)
    Proceeds from sale of interest in subsidiary                        27.7                -                 -
    Loss on valuation of interest in subsidiary                          3.0                -                 -
    Other                                                                0.6                -                 -
                                                                  ----------------    -------------    ---------------
Net cash (used for) provided by investing activities                (3,023.7)          (1,302.5)            49.3

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts          3,818.5            1,933.1            801.8
    Maturities and withdrawals from insurance contracts               (171.2)            (134.8)          (141.5)
    Transfers from (to) separate accounts                           (1,053.8)            (902.9)          (825.8)
    Proceeds of notes payable                                            -                  3.1             67.2
    Repayment of notes payable                                          (1.4)              (1.7)           (68.6)
    Proceeds from reciprocal loan agreement borrowings                   -                 69.3            178.9
    Repayment of reciprocal loan agreement borrowings                  (75.0)             (69.3)          (178.9)
    Contributions of capital by parent                                 356.3              196.8            115.0
                                                                  ----------------    -------------    ---------------
Net cash provided by (used for) financing activities                 2,873.4            1,093.6            (51.9)
                                                                  ----------------    -------------    ---------------

Net increase (decrease) in cash and cash equivalents                   (47.2)              31.0             70.1
Cash and cash equivalents, beginning of period                         195.7              164.7             94.6
                                                                  ----------------    -------------    ---------------
Cash and cash equivalents, end of period                            $  148.5           $  195.7         $  164.7
                                                                  ================    =============    ===============


                                     See Notes to Consolidated Financial Statements

                                                                 F-6

GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
(A WHOLLY-OWNED SUBSIDIARY OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA) NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

Golden American Life Insurance Company ("Golden American"), a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life
Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to do business in the District of Columbia and all states except New York. Golden American's wholly-owned life insurance subsidiary, First Golden American Life Insurance Company of New York ("First Golden,") and collectively with Golden American, the ("Company"), is licensed as a life insurance company under the laws of the States of New York and Delaware. There is no public trading market for the Registrant's of common stock.

Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Company, Inc. ("EIC" or "Former Holding Company"), directly owned 100% of Golden American's stock. On December 3, 2001, the Board of Directors of the Former Holding Company approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware. There is no public trading market for the Registrant's common stock.

As of April 1, 2002, Golden American sold First Golden to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar Life, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut") which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. Golden American realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." Since RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the Golden statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

DESCRIPTION OF BUSINESS

The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged saving for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial  Accounting  Standards Board ("FASB") issued FAS No.
142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $135.3 million net of taxes, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Statements of Income.

Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net (loss) income would have been as follows:

     (Millions)                          Year ended           Year ended
                                      December 31, 2001    December 31, 2001
     ------------------------------------------------------------------------
     Reported net income (loss)           $   (4.0)           $  19.2
     Add back goodwill amortization,
       net of tax                              3.8                3.8
     ------------------------------------------------------------------------
     Adjusted net income                  $   (0.2)           $  23.0
     ========================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues." This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002.

GUARANTEES

In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

In January 2003, the FASB issued Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

FUTURE ACCOUNTING STANDARDS

EMBEDDED DERIVATIVES

The FASB issued FAS No.133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36 "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations.

Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Fair values for fixed maturity securities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Reverse   dollar   repurchase   agreement  and  reverse   repurchase   agreement
transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

       (Millions)
       -------------------------------------------------------------------
                  Balance at December 31,2001            $     20.2
                  Adjustment for FAS No. 115                   (5.1)
                  Additions                                    (3.3)
                  Interest accrued at 7%                        1.3
                  Amortization                                 (4.6)
       -------------------------------------------------------------------
                  Balance at December 31,2002            $      8.5
       ===================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $3.0 million, $2.0 million, $1.5 million, $1.5 million and $1.1 million and $1.0 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 11.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $133.4 million and of $6.9 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 11.0% in 2002 and 2.4% to 14.0% in 2001.

Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.




2.   INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2002 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  207.3       $    2.3      $    0.1      $  209.5

     U.S. corporate securities:
       Public utilities                                      335.7           15.5           1.9         349.3
       Other corporate securities                           3,012.0         178.7           7.8       3,182.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                   3,347.7         194.2           9.7       3,532.2
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                             64.8            2.9           -            67.7
        Other                                                163.8           12.2           1.2         174.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           228.6           15.1           1.2         242.5
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              641.7           12.0           0.2         653.5

     Other asset-backed securities                           294.8            7.0           3.1         298.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      4,720.1          230.6          14.3       4,936.4
     Less: Fixed maturities pledged to creditors               -              -             -             -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $4,720.1       $  230.6      $   14.3      $ 4,936.4
     ===========================================================================================================




                                                        F-16



Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2001 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  132.1       $    0.5      $    3.4    $     129.2

     U.S. corporate securities:
       Public utilities                                       39.8            0.3           1.4           38.7
       Other corporate securities                          1,111.8           15.2          10.1        1,116.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                  1,151.6           15.5          11.5        1,155.6
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                            143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              167.0            3.6           0.9           169.7

     Other asset-backed securities                           388.2            7.2           1.7           393.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,982.5           30.1          17.7        1,994.9
     Less: Fixed maturities pledged to creditors               -              -             -              -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $1,982.5       $   30.1      $   17.7    $   1,994.9
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                           Amortized Cost     Fair Value
     ------------------------------------------------------------------------
     Due to mature:
       One year or less                   $       -           $    -
       After one year through five years        401.0            419.7
       After five years through ten years     1,681.3          1,773.1
       After ten years                        1,701.3          1,791.4
       Mortgage-backed securities               641.7            653.5
       Other asset-backed securities            294.8            298.7
     ------------------------------------------------------------------------
     ------------------------------------------------------------------------
     Fixed maturities                        $4,720.1         $4,936.4
     ========================================================================

At December 31, 2002 and 2001, fixed maturities with carrying values of $6.5 million and $6.9 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $40.0 and $3.9 million at December 31, 2002 and 2001, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.07 million.

3.   FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

FIXED MATURITIES SECURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

SURPLUS NOTES: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIMS RESERVES):

SUPPLEMENTARY CONTRACTS AND IMMEDIATE ANNUITIES: Estimated fair values of the Company's liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                         2002                               2001
     --------------------------------------------------------------------------------------------------------
                                              Carrying         Fair               Carrying            Fair
     (Millions)                                 Value          Value                Value             Value
     --------------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  4,936.4         $4,936.4            $ 1,994.9       $ 1,994.9
        Equity securities                         19.0             19.0                  -               -
        Mortgage loans on real estate            482.4            522.2                213.9           219.2
        Policy loans                              16.0             16.0                 14.8            14.8
        Cash and short-term investments          150.7            150.7                205.8           205.8
        Assets held in separate accounts      11,029.3         11,029.3             10,958.2        10,958.2

     Liabilities:
        Surplus notes                           (170.0)          (260.0)              (245.0)         (358.1)
        Investment contract liabilities:
        Deferred annuities                    (5,128.0)        (4,802.9)            (2,155.3)       (1,976.7)
        Supplementary contracts and
          immediate annuities                     (8.0)            (8.0)                (7.1)           (7.1)
        Liabilities related to separate
          accounts                           (11,029.3)       (11,029.3)           (10,958.2)      (10,958.2)
     --------------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                 Year Ended      Year Ended     Year Ended
                                 December 31,   December 31,   December 31,
     (Millions)                      2002           2001           2000
     -------------------------------------------------------------------------
     Fixed maturities           $     185.6   $      83.7    $      55.3
     Mortgage loans                    19.6          11.2            7.8
     Policy loans                       0.6           0.8            0.5
     Short term investments and
        cash equivalents                2.6           2.6            2.3
     Other                              0.4           0.6            0.7
     -------------------------------------------------------------------------
     Gross investment income          208.8          98.9           66.6
     Less: investment expenses         11.1           4.5            2.5
     -------------------------------------------------------------------------
     Net investment income      $     197.7   $      94.4    $      64.1
     =========================================================================


5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The ability of Golden American to pay dividends to the Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to Equitable Life without prior approval of statutory authorities. Golden American did not pay common stock dividends during 2002, 2001, or 2000.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(303.0) million, $(156.4) million and $(71.1) million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $424.9 million and $451.6 million as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $5.9 million.

The Company maintains a $40.0 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $75.0 million revolving note facility with Bank of New York and a $75.0 million revolving note facility with SunTrust Bank which expires on July 31, 2003.

6.       CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:



                                                 Year ended     Year ended     Year ended
                                                December 31,   December 31,   December 31,
     (Millions)                                     2002           2001           2000
     --------------------------------------------------------------------------------------
     Fixed maturities                           $    4.2         $  (4.9)    $    (6.3)
     Equity securities                               -              (1.6)         (0.2)
     Mortgage loans on real estate                   -               -            (0.1)
     --------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)     $    4.2         $  (6.5)    $    (6.6)
     ======================================================================================
     After-tax realized capital gains (losses)  $    2.7         $  (4.2)    $    (4.3)
     ======================================================================================


Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                Year ended        Year ended        Year ended
                               December 31,      December 31,      December 31,
     (Millions)                    2002              2001              2000
     ---------------------------------------------------------------------------
     Proceeds on sales          $ 7,297.1        $   880.7        $    205.1
     Gross gains                     76.8              6.9               0.2
     Gross losses                    72.6             11.8               6.5

Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:

     (Millions)                                 2002        2001       2000
     --------------------------------------------------------------------------
     Fixed maturities                        $ 204.0        $18.4      $12.4
     Equity securities                          (3.9)         -          -
     DAC/VOBA                                 (202.8)        (8.4)     (10.4)
     --------------------------------------------------------------------------
                                                (2.7)        10.0        2.0
     Increase (decrease) in deferred income
        taxes                                   (1.0)         2.1       (3.1)
     --------------------------------------------------------------------------
     Net changes in accumulated other
      comprehensive income (loss)            $  (1.7)    $    7.9  $     5.1
     --------------------------------------------------------------------------

Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

     (Millions)                                 2002          2001        2000
     ---------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                     $   216.3   $     12.3   $    (6.1)
       Equity securities                         (3.9)         -           -
       DAC/VOBA                                (209.2)        (6.4)        2.0
     ---------------------------------------------------------------------------
                                                  3.2          5.9        (4.1)
     Deferred income taxes                        1.1          2.1         -
     ---------------------------------------------------------------------------
     Net accumulated other comprehensive
          income (loss)                     $     2.1    $     3.8    $   (4.1)
     ===========================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


     (Millions)                                     2002       2001        2000
     ---------------------------------------------------------------------------
     Unrealized holding gains (losses) arising   $  (8.7)  $   11.1    $    6.9
        the year (1)
     Less: reclassification adjustment for
        gains  (losses) and other items
        included in net income (2)                   7.0       (3.2)       (1.8)
     ---------------------------------------------------------------------------
     Net unrealized gains (losses) on securities $  (1.7)  $    7.9    $    5.1
     ===========================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $13.4 million, $17.1 million and $10.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $10.8 million, $(4.9) million and $(2.8) million for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   SEVERANCE

In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $4.9 million pretax. The severance portion of this charge ($4.8 million pretax) is based on a plan to eliminate 260 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.1 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

     (Millions)                        Severance Liability  Positions
     ---------------------------------------------------------------------
     Balance at December 31, 2001          $     4.8           252
     Actions taken                              (3.4)         (194)
     ---------------------------------------------------------------------
     Balance at December 31, 2002          $     1.4            58
     =====================================================================

8.   INCOME TAXES

Starting in 2002, Golden American Life Insurance Company joins in the filing of a consolidated federal income tax return with its parent, Equitable Life and other affiliates. The Company has a tax allocation agreement with Equitable Life whereby the Company is charged for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

At December 31, 2002, the Company has net operating loss carryforwards of approximately $369.2 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2011 and 2016.

Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:

                                     Year ended    Year ended    Year ended
                                    December 31,  December 31,  December 31,
  (Millions)                            2002          2001          2000
  ---------------------------------------------------------------------------
    Current taxes (benefits):
        Federal                   $     (98.2)   $      0.6    $     (0.1)
  ---------------------------------------------------------------------------
           Total current taxes
           (benefits)                   (98.2)          0.6          (0.1)
  ---------------------------------------------------------------------------
    Deferred taxes (benefits):
        Federal                          85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
           Total deferred taxes
           (benefits)                    85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
    Total                         $     (12.5)   $      0.1    $     13.2
  ============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                               Year ended     Year ended    Year ended
                                              December 31,   December 31,  December 31,
     (Millions)                                   2002           2001          2000
     ------------------------------------------------------------------------------------
       Income before income taxes            $    (42.2)    $    (3.9)     $      32.4
       Tax rate                                      35%           35%             35%
     ------------------------------------------------------------------------------------
       Income tax at federal statutory rate       (14.8)         (1.4)           11.3
       Tax effect of:
          Goodwill amortization                     -             1.0             1.0
          Meals and entertainment                   0.6           0.5             0.3
          Other                                     1.7           -               0.6
     ------------------------------------------------------------------------------------
        Income tax expense (benefit)         $    (12.5)    $     0.1      $     13.2
     ------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                 2002          2001
     ------------------------------------------------------------------------------------
     Deferred tax assets:
        Operations and capital loss carryforwards            $     125.6    $   121.7
        Future policy benefits                                     214.1        176.3
        Goodwill                                                    11.1          -
        Investments                                                  0.2          0.1
     ------------------------------------------------------------------------------------
                                                                   351.0        298.1
     Deferred tax liabilities:
        Goodwill                                                     -           (3.5)
        Unrealized gains on investments                             (1.1)        (2.1)
        Deferred policy acquisition cost                          (254.8)      (222.8)
        Value of purchased insurance in force                       (5.0)        (6.9)
        Other                                                     (169.9)       (75.4)
     ------------------------------------------------------------------------------------
     Deferred tax liability before allowance                      (430.8)      (310.7)
     ------------------------------------------------------------------------------------
     Valuation allowance                                             -            -
     ------------------------------------------------------------------------------------
     Net deferred income tax liability                       $     (79.8)   $   (12.6)
     ====================================================================================

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9. BENEFIT PLANS

DEFINED BENEFIT PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Equitable Life ("Equitable Plan"), a qualified, defined contribution pension plan. The Company was allocated its share of the pension liability associated with employees.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into the ING Americas Retirement Plan. The Company transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the Company received a capital contribution, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $3.0 million for 2002.

The following tables summarize the benefit obligations and the funded status for pension benefits related to the Equitable Plan for the two-year period ended December 31, 2001:

(Millions)                                                        2001
------------------------------------------------------------------------------

    Change in benefit obligation:
      Benefit obligation at January 1                     $        7.9
      Service cost                                                 2.0
      Interest cost                                                0.8
      Actuarial (gain) loss                                       (2.7)
      Plan Amendments                                             (0.2)
      Transfer of benefit obligation to the Parent                (7.8)
                                                        ----------------------
      Benefit obligation at December 31                   $        -
                                                        ======================

    Funded status:
      Funded status at December 31 prior to the transfer
         of the benefit obligation to the Parent          $       (7.8)
      Unrecognized past service cost                              (1.1)
      Unrecognized net loss                                        -
      Transfer of the funded status to the Parent                  8.9
                                                        ----------------------
      Net amount recognized                               $        -
                                                        ======================

Prior to the merger of the qualified benefit plans of ING's U.S. subsidiaries at December 31, 2001, Equitable Life, held the plan assets.

The weighted-average assumptions used in the measurement of the Company's' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

                                                               2001
------------------------------------------------------------------------------

    Discount rate                                             7.50%
    Expected return on plan assets                            9.25
    Rate of compensation increase                             4.50

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

Year Ended December 31,                    2001            2000
------------------------------------------------------------------------
(MILLIONS)

    Service cost                       $    2.0           $    1.6
    Interest cost                           0.8                0.5
    Unrecognized past service cost          -                  -
                                    ------------------------------------
    Net periodic benefit cost          $    2.8           $    2.1
                                    ====================================

There were no gains or losses resulting from curtailments or settlements during 2001 or 2000.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001.

10. RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS:

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     o Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company ("SLIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, were $4.2 million, $0.3 million and $0.3 million, respectively for SLDIC and $1.0 million, $0.1 million and $0.1 million, respectively for SLIC.
     o Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2002, 2001 and 2000 commission expenses were incurred in the amounts of $282.9 million, $229.7 million, and $208.9 million, respectively.
     o Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $11.0 million, $4.4 million, and $2.5 million, respectively.
     o Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $0.6 million, $0.3 million, and $1.3 million, respectively.

          Golden American has certain agreements whereby it generates revenues and incurs expenses with affiliated entities.

         The agreements are as follows:

     o Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2002, 2001, and 2000 revenue for these services was $23.7 million, $23.1 million, and $21.3 million, respectively.
     o Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, totaled $9.8 million, $8.2 million, and $6.2 million, respectively for Equitable Life and $0.3 million, $0.4 million and $0.6 million, respectively for ULAIC.
     o Expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2002 and 2001, Golden American incurred expenses of $41.0 million and $23.2 million, respectively.
     o Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2002, 2001 and 2000.

REINSURANCE AGREEMENTS:

Golden American participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $100.9 million, $224.5 million and $218.8 million for the years ended December 31, 2002, 2001, and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $143.5 million, $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2002, 2001 and 2000, Golden American also had a payable to Equitable Life of $7.1 million, $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. Golden American also obtained an irrevocable letter of credit in the amount of $25 million related to this agreement. In addition, the Company obtained a standby letter of credit in the amount of $75 million.

RECIPROCAL LOAN AGREEMENT:

Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, Golden American and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $33,000, $26,000, and $481,000 for the years ended December 31, 2002, 2001 and 2000, respectively. At December 31, 2002, 2001, and 2000, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

SURPLUS NOTES:

Golden American issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:

(Millions)
-----------------------------------------------------------------------------------------------------------------------
     Surplus                                                              Maturity
      Note          Amount                    Affiliate                     Date         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
       8.2%           50.0    *Equitable Life                             12/29/29        2.0         4.1         4.1
       8.0            35.0     Security Life of Denver                    12/07/29        2.8         2.8         3.0
       7.8            75.0     Equitable Life                             09/29/29        5.8         5.8         5.8
       7.3            60.0     Equitable Life                             12/29/28        4.4         4.4         4.4
       8.3            25.0    *Equitable Life                             12/17/26        1.0         2.1         2.1
-----------------------------------------------------------------------------------------------------------------------

*Surplus notes redeemed June 28, 2002.

STOCKHOLDER'S EQUITY:

During 2002, 2001, and 2000, Golden American received capital contributions of $356.3 million, $196.8 million, and $115.0 million respectively.

11. REINSURANCE

At December 31, 2002, Golden American had reinsurance treaties with four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $90.7 million and $94.8 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, the Company had net receivables of $196.9 million and $56.0 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2002 and 2001, respectively, these net receivables were comprised of the following: $36.7 and $7.8 million for claims recoverable from reinsurers; $6.3 and $3.4 million for payable for reinsurance premiums; $137.2 million and $28.8 million for reserve credits; and $24.0 million and $22.7 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $50.8 million, $30.3 million and $21.7 million and net policy benefits recoveries of $49.5 million, $21.8 million and $8.9 million for the years ended December 21, 2002, 2001 and 2000, respectively.

Golden participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(2.9) million, $(0.5) million and $1.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002 rent expense for leases was $4.6 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $2.3 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $2.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $39.0 million and $25.2 million, respectively. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund the subscriptions of $38.0 million and $0.0 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.




QUARTERLY DATA (UNAUDITED)

2002 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------

  Total Revenue                             $      69.4   $      89.2    $     141.4     $     109.4
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                (3.2)        (16.0)         (60.2)           37.2
  Income taxes (benefit)                           (1.0)         (5.5)         (19.2)           13.2
------------------------------------------------------------------------------------------------------
  Income (loss) before cumulative effect
   of change in accounting principal               (2.2)        (10.5)         (41.0)           24.0
  Cumulative effect of change in
   accounting principle                             -             -              -            (135.3)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $      (2.2)  $     (10.5)   $     (41.0)    $    (111.3)
======================================================================================================

2001 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------
  Total Revenue                             $      72.1   $      65.4    $      70.1     $      69.2
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                14.2           5.6          (14.3)           (9.4)
  Income taxes                                      5.3           2.4           (5.6)           (2.0)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $       8.9   $       3.2    $      (8.7)    $      (7.4)
======================================================================================================


                                                  F-32

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2002




                                    CONTENTS


Report of Independent Auditors.............................................1

Audited Financial Statements

Statement of Assets and Liabilities........................................4
Statement of Operations...................................................32
Statements of Changes in Net Assets.......................................60
Notes to Financial Statements.............................................88

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The GCG Trust:                                             The GCG Trust (continued):
   All Cap                                                    Internet Tollkeeper Advisor
   All Cap Advisor                                            Investors
   Asset Allocation Growth                                    Investors Advisor
   Capital Growth                                             J.P. Morgan Fleming Small Cap Equity
   Capital Growth Advisor                                     J.P. Morgan Fleming Small Cap Advisor
   Capital Guardian Small Cap                                 Janus Growth and Income
   Capital Guardian Small Cap Advisor                         Janus Growth and Income Advisor
   Core Bond                                                  Large Cap Value
   Core Bond Advisor                                          Large Cap Value Advisor
   Developing World                                           Limited Maturity Bond
   Developing World Advisor                                   Liquid Asset
   Diversified Mid-Cap                                        Liquid Asset Advisor
   Diversified Mid-Cap Advisor                                Managed Global
   Emerging Markets                                           Managed Global Advisor
   Equity Growth                                              Market Manager
   Equity Growth Advisor                                      Mid-Cap Growth
   Equity Income                                              Mid-Cap Growth Advisor
   Equity Income Advisor                                      Real Estate
   Equity Opportunity                                         Real Estate Advisor
   Equity Opportunity Advisor                                 Research
   Focus Value                                                Research Advisor
   Focus Value Advisor                                        Special Situations
   Fully Managed                                              Special Situations Advisor
   Fully Managed Advisor                                      Strategic Equity
   Fundamental Growth Focus                                   Strategic Equity Advisor
   Fundamental Growth Advisor                                 Total Return
   Global Franchise                                           Total Return Advisor
   Global Franchise Advisor                                   Value Equity
   Growth                                                     Value Equity Advisor
   Growth Advisor                                             Van Kampen Growth and Income
   Hard Assets                                                Van Kampen Growth and Income Advisor
   Hard Assets Advisor                                     AIM Variable Insurance Funds:
   International Enhanced EAFE                                AIM V.I. Dent Demographic Trends
   International Enhanced EAFE Advisor                        AIM V.I. Growth
   International Equity                                       AIM V.I. Capital Appreciation
   International Equity Advisor                               AIM V.I. Core Equity
   Internet Tollkeeper                                        AIM V.I. Premier Equity



Alliance Variable Products Series Fund, Inc.:               ING Variable Portfolios, Inc. (continued):
   Alliance Bernstein Value                                   ING VP Small Company
   Alliance Growth and Income                                 ING VP Value Opportunity
   Alliance Premier Growth                                  ING Variable Products Trust:
Fidelity(R) Variable Insurance Products Fund:                 ING VP Convertible
   Fidelity(R) VIP Growth                                     ING VP Growth Opportunities
   Fidelity(R) VIP Equity-Income                              ING VP International Value
   Fidelity(R) VIP Contrafund(R)                              ING VP Large Company Value
   Fidelity(R) VIP Overseas                                   ING VP LargeCap Growth
Franklin Templeton Variable Insurance Products Trust:         ING VP MagnaCap
   Franklin Small Cap Value Securities                        ING VP MidCap Opportunities
Greenwich Street Series Fund:                                 ING VP SmallCap Opportunities
   Greenwich Appreciation                                   INVESCO Variable Investment Funds, Inc.:
The Galaxy VIP Fund:                                          INVESCO VIF - Financial Services
   Galaxy VIP Asset Allocation                                INVESCO VIF - Health Sciences
   Galaxy VIP Equity                                          INVESCO VIF - Leisure
   Galaxy VIP Growth and Income                               INVESCO VIF - Utilities
   Galaxy VIP High Quality Bond                             Janus Aspen Series:
   Galaxy VIP Small Company Growth                            Janus Aspen Series Balanced
ING GET Fund:                                                 Janus Aspen Series Flexible Income
   ING GET Fund - Series N                                    Janus Aspen Series Growth
   ING GET Fund - Series P                                    Janus Aspen Series Worldwide Growth
   ING GET Fund - Series Q                                  Oppenheimer Variable Accounts Fund:
   ING GET Fund - Series R                                    Oppenheimer Global Securities
   ING GET Fund - Series S                                    Oppenheimer Strategic Bond
   ING GET Fund - Series T                                  PIMCO Variable Insurance Trust:
   ING GET Fund - Series U                                    PIMCO High Yield
ING Partners, Inc.:                                           PIMCO StocksPLUS Growth and Income
   ING Alger Growth                                         Pioneer Variable Contracts Trust:
   ING American Century Small Cap Value                       Pioneer Equity-Income VCT
   ING J.P. Morgan Mid Cap Value                              Pioneer Fund VCT
   ING MFS(R)Capital Opportunities (Initial Class)            Pioneer Mid-Cap Value VCT
   ING MFS(R)Capital Opportunities (Service Class)            Pioneer Small Company VCT
   ING MFS(R)Global Growth                                  ProFunds VP:
   ING OpCap Balanced Value                                   ProFund VP Bull
   ING PIMCO Total Return                                     ProFund VP Europe 30
   ING Salomon Bros. Capital                                  ProFund VP Small-Cap
   ING Salomon Bros. Investors Value                        Prudential Series Fund, Inc.:
   ING Scudder International Growth                           Prudential Jennison
   ING T. Rowe Price Growth Equity                            Prudential SP Jennison International Growth
   ING UBS Tactical Asset Allocation                        Putnam Variable Trust:
   ING Van Kampen Comstock                                    Putnam VT Growth and Income
ING Variable Insurance Trust:                                 Putnam VT International Growth and Income
   ING VP Worldwide Growth                                    Putnam VT Voyager II


ING VP Bond Portfolio:                                      Travelers Series Fund Inc.:
   ING VP Bond                                                Smith Barney High Income
ING Variable Portfolios, Inc.:                                Smith Barney International All Cap Growth
   ING VP Growth                                              Smith Barney Large Cap Value
   ING VP Index Plus LargeCap                                 Smith Barney Money Market
   ING VP Index Plus MidCap                                 UBS Series Trust:
   ING VP Index Plus SmallCap                                 UBS Tactical Allocation


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Golden American Life Insurance Company Separate Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP
Atlanta, Georgia
March 14, 2003

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 GCG TRUST                  GCG TRUST    GCG TRUST
                                                   GCG TRUST       ASSET      GCG TRUST      CAPITAL      CAPITAL
                                      GCG TRUST     ALL CAP     ALLOCATION     CAPITAL       GROWTH       GUARDIAN
                                       ALL CAP      ADVISOR       GROWTH        GROWTH       ADVISOR     SMALL CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                         $247,786         $176       $47,253     $246,763          $148     $341,173
                                    ---------------------------------------------------------------------------------
Total assets                              247,786          176        47,253      246,763           148      341,173

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------
Total liabilities                              46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

NET ASSETS
   Accumulation units                    $247,740         $176       $47,241     $246,769          $148     $341,115
   Contracts in payout
     (annuitization) period                     -            -             -            -             -           31
                                    ---------------------------------------------------------------------------------
Total net assets                         $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

Total number of mutual fund shares     28,947,007       20,551     6,446,580   27,663,981        16,548   43,516,942
                                    =================================================================================

Cost of mutual fund shares               $326,290         $177       $55,931     $245,271          $154     $365,212
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST
                                       CAPITAL
                                      GUARDIAN                   GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                      SMALL CAP    GCG TRUST     CORE BOND    DEVELOPING   DEVELOPING    DIVERSIFIED
                                       ADVISOR     CORE BOND      ADVISOR       WORLD     WORLD ADVISOR    MID-CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                             $321     $425,187          $992      $60,010           $79      $91,178
                                    ---------------------------------------------------------------------------------
Total assets                                  321      425,187           992       60,010            79       91,178

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

NET ASSETS
    Accumulation units                       $321     $425,125          $992      $59,922           $79      $91,159
    Contracts in payout
      (annuitization) period                    -            -             -           78             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

Total number of mutual fund shares         40,778   40,927,570        95,384    9,463,043        12,488   12,304,724
                                    =================================================================================

Cost of mutual fund shares                   $320     $413,399          $995      $66,565           $81     $107,329
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST                 GCG TRUST
                                     DIVERSIFIED   GCG TRUST      EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                       MID-CAP       EQUITY       GROWTH        EQUITY       INCOME        EQUITY
                                       ADVISOR       GROWTH       ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $220       $4,363          $458     $409,709          $640     $280,956
                                    ---------------------------------------------------------------------------------
Total assets                                  220        4,363           458      409,709           640      280,956

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

NET ASSETS
    Accumulation units                       $220       $4,362          $458     $409,087          $640     $280,954
    Contracts in payout
      (annuitization) period                    -            -             -          583             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

Total number of mutual fund shares         29,088      553,027        58,036   42,151,267        65,893   28,011,556
                                    =================================================================================

Cost of mutual fund shares                   $224       $4,533          $480     $478,993          $660     $375,266
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                                             GCG TRUST    GCG TRUST
                                       EQUITY                    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                     OPPORTUNITY   GCG TRUST    FOCUS VALUE     FULLY        MANAGED       GROWTH
                                       ADVISOR    FOCUS VALUE     ADVISOR      MANAGED       ADVISOR       FOCUS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $34       $5,932           $48     $935,237          $894       $2,742
                                    ---------------------------------------------------------------------------------
Total assets                                   34        5,932            48      935,237           894        2,742

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

NET ASSETS
    Accumulation units                        $34       $5,931           $48     $934,553          $894       $2,742
    Contracts in payout
      (annuitization) period                    -            -             -          526             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

Total number of mutual fund shares          3,356      702,000         5,700   54,596,475        52,102      340,663
                                    =================================================================================

Cost of mutual fund shares                    $34       $6,022           $50     $951,332          $913       $2,856
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST
                                     FUNDAMENTAL   GCG TRUST      GLOBAL                   GCG TRUST
                                       GROWTH        GLOBAL      FRANCHISE     GCG TRUST     GROWTH      GCG TRUST
                                       ADVISOR     FRANCHISE      ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $108      $14,672          $708     $559,968           $92      $67,762
                                    ---------------------------------------------------------------------------------
Total assets                                  108       14,672           708      559,968            92       67,762

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

NET ASSETS
    Accumulation units                       $108      $14,670          $708     $560,041           $92      $67,731
    Contracts in payout
      (annuitization) period                    -            -             -            -             -           22
                                    ---------------------------------------------------------------------------------
Total net assets                             $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

Total number of mutual fund shares         13,419    1,643,031        78,863   57,609,909         9,474    6,907,479
                                    =================================================================================

Cost of mutual fund shares                   $113      $14,881          $702     $588,641           $97      $72,704
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST     GCG TRUST                  GCG TRUST
                                      GCG TRUST  INTERNATIONAL INTERNATIONAL   GCG TRUST  INTERNATIONAL  GCG TRUST
                                     HARD ASSETS    ENHANCED     ENHANCED    INTERNATIONAL   EQUITY       INTERNET
                                       ADVISOR        EAFE     EAFE ADVISOR     EQUITY       ADVISOR     TOLLKEEPER
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $97       $4,990          $165     $120,479          $254      $12,805
                                    ---------------------------------------------------------------------------------
Total assets                                   97        4,990           165      120,479           254       12,805

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

NET ASSETS
    Accumulation units                        $97       $4,990          $165     $120,477          $254      $12,802
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

Total number of mutual fund shares          9,842      602,666        19,839   17,486,179        36,824    2,690,088
                                    =================================================================================

Cost of mutual fund shares                    $95       $4,961          $166     $117,316          $254      $12,773
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST  GCG TRUST J.P.
                                     GCG TRUST                               J.P. MORGAN     MORGAN      GCG TRUST
                                      INTERNET                   GCG TRUST     FLEMING       FLEMING       JANUS
                                     TOLLKEEPER    GCG TRUST     INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                       ADVISOR     INVESTORS      ADVISOR       EQUITY       ADVISOR       INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $53      $92,152          $297       $9,491          $511     $130,375
                                    ---------------------------------------------------------------------------------
Total assets                                   53       92,152           297        9,491           511      130,375

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

NET ASSETS
    Accumulation units                        $53      $92,136          $297       $9,490          $511     $130,345
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

Total number of mutual fund shares         11,189   11,490,287        37,008    1,198,388        64,524   18,107,685
                                    =================================================================================

Cost of mutual fund shares                    $57     $119,320          $297       $9,902          $520     $156,213
                                    =================================================================================

SEE ACCOMPANYING NOTES.




                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST                               GCG TRUST                  GCG TRUST
                                    JANUS GROWTH   GCG TRUST    GCG TRUST      LIMITED                     LIQUID
                                     AND INCOME    LARGE CAP     LARGE CAP     MATURITY    GCG TRUST       ASSET
                                       ADVISOR       VALUE     VALUE ADVISOR     BOND     LIQUID ASSET    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $587     $295,742          $333     $559,019    $1,023,271       $1,800
                                    ---------------------------------------------------------------------------------
Total assets                                  587      295,742           333      559,019     1,023,271        1,800

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

NET ASSETS
    Accumulation units                       $587     $295,688          $333     $558,749    $1,023,108       $1,800
    Contracts in payout
      (annuitization) period                    -            -             -          192            71            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

Total number of mutual fund shares         81,270   38,209,569        42,967   48,864,682 1,023,271,242    1,799,891
                                    =================================================================================

Cost of mutual fund shares                   $602     $364,544          $347     $550,029    $1,023,271       $1,800
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST                  GCG TRUST
                                      GCG TRUST      MANAGED     GCG TRUST     MID-CAP                   GCG TRUST
                                       MANAGED       GLOBAL       MID-CAP       GROWTH      GCG TRUST   REAL ESTATE
                                       GLOBAL       ADVISOR       GROWTH       ADVISOR     REAL ESTATE    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $223,101          $50      $435,524         $549      $187,637         $276
                                    ---------------------------------------------------------------------------------
Total assets                              223,101           50       435,524          549       187,637          276

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

NET ASSETS
    Accumulation units                   $222,985          $50      $435,520         $549      $187,529         $276
    Contracts in payout
      (annuitization) period                   99            -            61            -            78            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

Total number of mutual fund shares     26,911,933        5,981    59,989,440       75,620    12,534,302       18,400
                                    =================================================================================

Cost of mutual fund shares               $265,330          $51      $536,584         $558      $203,069         $278
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST                  GCG TRUST
                                                    GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                      GCG TRUST     RESEARCH      SPECIAL     SITUATIONS    STRATEGIC      EQUITY
                                      RESEARCH      ADVISOR     SITUATIONS     ADVISOR       EQUITY       ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $421,026         $326       $21,800          $56      $139,837          $78
                                    ---------------------------------------------------------------------------------
Total assets                              421,026          326        21,800           56       139,837           78

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

NET ASSETS
    Accumulation units                   $421,035         $326       $21,794          $56      $139,689          $78
    Contracts in payout
      (annuitization) period                    -            -             -            -           163            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

Total number of mutual fund shares     35,202,892       27,238     3,488,059        8,892    15,554,763        8,627
                                    =================================================================================

Cost of mutual fund shares               $624,498         $329       $29,152          $56      $139,701          $79
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                   GCG TRUST                  GCG TRUST    GCG TRUST     VAN KAMPEN
                                                     TOTAL        GCG TRUST     VALUE      VAN KAMPEN    GROWTH AND
                                      GCG TRUST     RETURN         VALUE       EQUITY      GROWTH AND      INCOME
                                    TOTAL RETURN    ADVISOR        EQUITY      ADVISOR       INCOME        ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $853,368         $955      $173,253         $107      $554,615         $990
                                    ---------------------------------------------------------------------------------
Total assets                              853,368          955       173,253          107       554,615          990

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

NET ASSETS
    Accumulation units                   $853,266         $955      $173,226         $107      $554,483         $990
    Contracts in payout
      (annuitization) period                    -            -            13            -           125            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

Total number of mutual fund shares     57,621,059       64,473    13,535,386        8,350    32,188,897       57,364
                                    =================================================================================

Cost of mutual fund shares               $940,003         $984      $206,816         $110      $733,160       $1,001
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                       AIM V.I.
                                        DENT                     AIM V.I.                   AIM V.I.     ALLIANCE
                                     DEMOGRAPHIC    AIM V.I.      CAPITAL     AIM V.I.      PREMIER      BERNSTEIN
                                       TRENDS        GROWTH    APPRECIATION  CORE EQUITY     EQUITY        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $11,338         $848           $27          $41           $80       $2,709
                                    ---------------------------------------------------------------------------------
Total assets                               11,338          848            27           41            80        2,709

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

NET ASSETS
    Accumulation units                    $11,335         $848           $27          $41           $80       $2,709
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

Total number of mutual fund shares      2,999,480       75,286         1,672        2,417         4,947      309,651
                                    =================================================================================

Cost of mutual fund shares                $13,467         $932           $34          $44           $87       $2,932
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ALLIANCE      ALLIANCE                  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                     GROWTH AND     PREMIER     FIDELITY(R)      VIP           VIP          VIP
                                       INCOME        GROWTH     VIP GROWTH   EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $4,731       $2,094       $23,216      $23,855        $4,439           $9
                                    ---------------------------------------------------------------------------------
Total assets                                4,731        2,094        23,216       23,855         4,439            9

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

NET ASSETS
    Accumulation units                     $4,730       $2,094       $23,212      $23,851        $4,438           $9
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

Total number of mutual fund shares        286,931      121,132     1,000,254    1,325,264       247,315          848
                                    =================================================================================

Cost of mutual fund shares                 $5,706       $2,199       $24,417      $23,730        $4,720           $9
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      FRANKLIN                                                           GALAXY VIP
                                      SMALL CAP                  GALAXY VIP                 GALAXY VIP      HIGH
                                        VALUE      GREENWICH      ASSET        GALAXY VIP   GROWTH AND     QUALITY
                                     SECURITIES   APPRECIATION  ALLOCATION      EQUITY       INCOME         BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $17         $589          $631         $487          $122         $130
                                    ---------------------------------------------------------------------------------
Total assets                                   17          589           631          487           122          130

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $17         $589          $631         $487          $122         $130
                                    =================================================================================

NET ASSETS
    Accumulation units                        $17         $589          $631         $487          $122         $130
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $17         $589          $631         $487          $122         $130
                                    =================================================================================

Total number of mutual fund shares          1,814       33,520        52,433       43,112        15,339       11,785
                                    =================================================================================

Cost of mutual fund shares                    $20         $704          $875         $907          $171         $124
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                     GALAXY VIP
                                        SMALL       ING GET      ING GET      ING GET      ING GET      ING GET
                                       COMPANY       FUND -       FUND -       FUND -       FUND -       FUND -
                                       GROWTH       SERIES N     SERIES P     SERIES Q     SERIES R     SERIES S
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $57      $28,663      $142,429     $169,061      $170,561     $219,297
                                    ---------------------------------------------------------------------------------
Total assets                                   57       28,663       142,429      169,061       170,561      219,297

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

NET ASSETS
    Accumulation units                        $57      $28,661      $143,846     $169,029      $170,526     $219,270
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

Total number of mutual fund shares          7,252    2,832,289    13,991,036   16,838,766    16,887,183   21,777,267
                                    =================================================================================

Cost of mutual fund shares                    $90      $28,540      $140,492     $168,845      $169,204     $218,284
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                 ING                     ING MFS(R)
                                                                               AMERICAN                   CAPITAL
                                       ING GET       ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                        FUND -       FUND -      ING ALGER    SMALL CAP    MORGAN MID     (INITIAL
                                       SERIES T     SERIES U      GROWTH        VALUE      CAP VALUE      CLASS)
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $237,964       $1,048           $39           $2          $301       $1,280
                                    ---------------------------------------------------------------------------------
Total assets                              237,964        1,048            39            2           301        1,280

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

NET ASSETS
    Accumulation units                   $237,948       $1,048           $39           $2          $301       $1,280
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

Total number of mutual fund shares     23,514,212      104,710         5,928          214        32,577       67,567
                                    =================================================================================

Cost of mutual fund shares               $235,664       $1,047           $43           $2          $293       $1,561
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ING MFS(R)
                                       CAPITAL                                                             ING SALOMON
                                    OPPORTUNITIES   ING MFS(R)     ING OPCAP     ING PIMCO    ING SALOMON     BROS.
                                      (SERVICE       GLOBAL         BALANCED       TOTAL         BROS.      INVESTORS
                                       CLASS)        GROWTH         VALUE          RETURN       CAPITAL        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $72          $75          $126         $593            $9           $4
                                    ---------------------------------------------------------------------------------
Total assets                                   72           75           126          593             9            4

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $72          $75          $126         $593            $9           $4
                                    =================================================================================

NET ASSETS
    Accumulation units                        $72          $75          $126         $593            $9           $4
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $72          $75          $126         $593            $9           $4
                                    =================================================================================

Total number of mutual fund shares          3,834        8,956        13,107       56,245           762          373
                                    =================================================================================

Cost of mutual fund shares                    $85          $75          $131         $599            $9           $4
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   ING T. ROWE    ING UBS
                                     ING SCUDDER      PRICE       TACTICAL      ING VAN       ING VP
                                    INTERNATIONAL    GROWTH        ASSET        KAMPEN      WORLDWIDE       ING VP
                                       GROWTH        EQUITY     ALLOCATION     COMSTOCK      GROWTH          BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                               $7         $144            $2       $1,737       $27,365      $49,597
                                    ---------------------------------------------------------------------------------
Total assets                                    7          144             2        1,737        27,365       49,597

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------

NET ASSETS                                     $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

NET ASSETS
    Accumulation units                         $7         $144            $2       $1,737       $27,358      $49,590
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                               $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

Total number of mutual fund shares            918        4,150            94      208,228     5,077,001    3,665,695
                                    =================================================================================

Cost of mutual fund shares                     $8         $162            $2       $1,730       $32,839      $49,791
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     ING VP        ING VP        ING VP                    ING VP
                                       ING VP      INDEX PLUS      INDEX       INDEX PLUS  ING VP SMALL     VALUE
                                       GROWTH       LARGECAP     PLUS MIDCAP    SMALLCAP      COMPANY    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $46       $4,590        $5,910       $4,006          $156       $1,086
                                    ---------------------------------------------------------------------------------
Total assets                                   46        4,590         5,910        4,006           156        1,086

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

NET ASSETS
    Accumulation units                        $46       $4,589        $5,909       $4,005          $156       $1,086
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

Total number of mutual fund shares          6,680      423,812       499,540      403,834        13,756      111,346
                                    =================================================================================

Cost of mutual fund shares                    $50       $4,673        $6,054       $4,041          $209       $1,335
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                  ING VP
                                                     ING VP          ING VP        LARGE        ING VP
                                       ING VP        GROWTH       INTERNATIONAL   COMPANY      LARGECAP       ING VP
                                     CONVERTIBLE   OPPORTUNITIES      VALUE        VALUE        GROWTH       MAGNACAP
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,034       $9,921           $42         $958        $1,006      $12,340
                                    ---------------------------------------------------------------------------------
Total assets                                1,034        9,921            42          958         1,006       12,340

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

NET ASSETS
    Accumulation units                     $1,034       $9,918           $42         $958        $1,006      $12,338
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

Total number of mutual fund shares        109,462    2,638,582         4,816      120,960       160,390    1,801,417
                                    =================================================================================

Cost of mutual fund shares                 $1,086      $12,343           $52       $1,116        $1,054      $14,542
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                       ING VP        ING VP     INVESCO VIF  INVESCO VIF
                                       MIDCAP       SMALLCAP    - FINANCIAL    - HEALTH    INVESCO VIF  INVESCO VIF
                                    OPPORTUNITIES OPPORTUNITIES  SERVICES      SCIENCES     - LEISURE   - UTILITIES
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $12      $30,125       $22,946      $30,564        $6,098       $7,784
                                    ---------------------------------------------------------------------------------
Total assets                                   12       30,125        22,946       30,564         6,098        7,784

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

NET ASSETS
    Accumulation units                        $12      $30,118       $22,941      $30,558        $6,097       $7,783
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

Total number of mutual fund shares          2,752    2,840,607     2,185,295    2,222,861       715,754      697,486
                                    =================================================================================

Cost of mutual fund shares                    $16      $42,110       $23,502      $32,262        $6,082       $7,988
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                   JANUS ASPEN               JANUS ASPEN
                                     JANUS ASPEN     SERIES     JANUS ASPEN    SERIES     OPPENHEIMER   OPPENHEIMER
                                       SERIES       FLEXIBLE      SERIES      WORLDWIDE      GLOBAL      STRATEGIC
                                      BALANCED       INCOME       GROWTH        GROWTH     SECURITIES       BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $496         $283          $192       $3,535          $205          $16
                                    ---------------------------------------------------------------------------------
Total assets                                  496          283           192        3,535           205           16

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

NET ASSETS
    Accumulation units                       $496         $283          $192       $3,534          $205          $16
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

Total number of mutual fund shares         23,270       22,071        13,244      168,746        11,665        3,487
                                    =================================================================================

Cost of mutual fund shares                   $525         $273          $224       $3,639          $244          $16
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                     PIMCO
                                        PIMCO      STOCKSPLUS     PIONEER                    PIONEER      PIONEER
                                        HIGH       GROWTH AND  EQUITY-INCOME   PIONEER       MID-CAP       SMALL
                                        YIELD        INCOME         VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $305,275     $181,641          $179      $20,067       $53,073       $3,418
                                    ---------------------------------------------------------------------------------
Total assets                              305,275      181,641           179       20,067        53,073        3,418

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------
Total liabilities                              38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

NET ASSETS
    Accumulation units                   $305,237     $181,637          $179      $20,064       $53,062       $3,417
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

Total number of mutual fund shares     42,576,723   25,044,953        11,764    1,315,882     3,571,539      376,869
                                    =================================================================================

Cost of mutual fund shares               $319,995     $240,989          $199      $21,406       $59,944       $3,947
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                            PRUDENTIAL
                                                                                           SP JENNISON    PUTNAM VT
                                     PROFUND VP    PROFUND VP   PROFUND VP    PRUDENTIAL   INTERNATIONAL  GROWTH AND
                                        BULL       EUROPE 30     SMALL-CAP     JENNISON       GROWTH        INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $31,273      $15,629       $38,620      $37,756       $15,344       $1,662
                                    ---------------------------------------------------------------------------------
Total assets                               31,273       15,629        38,620       37,756        15,344        1,662

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

NET ASSETS
    Accumulation units                    $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

Total number of mutual fund shares      1,527,025      867,774     1,743,448    2,972,899     3,661,627       89,142
                                    =================================================================================

Cost of mutual fund shares                $32,082      $15,970       $40,061      $39,753       $15,921       $1,902
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                SMITH
                                      PUTNAM VT                                BARNEY                       SMITH
                                    INTERNATIONAL                            INTERNATIONAL SMITH BARNEY     BARNEY
                                     GROWTH AND     PUTNAM VT   SMITH BARNEY   ALL CAP       LARGE CAP      MONEY
                                       INCOME      VOYAGER II   HIGH INCOME     GROWTH         VALUE        MARKET
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $2,981       $1,645          $319         $201          $371         $143
                                    ---------------------------------------------------------------------------------
Total assets                                2,981        1,645           319          201           371          143

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

NET ASSETS
    Accumulation units                     $2,981       $1,645          $319         $201          $371         $143
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

Total number of mutual fund shares        357,012      470,066        50,922       22,831        28,077      142,697
                                    =================================================================================

Cost of mutual fund shares                 $3,378       $2,030          $533         $365          $563         $143
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                    UBS TACTICAL
                                     ALLOCATION
                                    --------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,548
                                    --------------
Total assets                                1,548

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -
                                    --------------
Total liabilities                               -
                                    --------------

NET ASSETS                                 $1,548
                                    ==============

NET ASSETS
    Accumulation units                     $1,548
    Contracts in payout
      (annuitization) period                    -
                                    --------------
Total net assets                           $1,548
                                    ==============

Total number of mutual fund shares        159,134
                                    ==============

Cost of mutual fund shares                 $1,802
                                    ==============

SEE ACCOMPANYING NOTES.

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                     Golden American Life Insurance Company
                               Separate Account B

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                            GCG TRUST                  GCG TRUST    GCG TRUST
                                                               GCG TRUST      ASSET      GCG TRUST      CAPITAL      CAPITAL
                                                  GCG TRUST     ALL CAP     ALLOCATION    CAPITAL       GROWTH       GUARDIAN
                                                   ALL CAP      ADVISOR       GROWTH       GROWTH       ADVISOR     SMALL CAP
                                                 -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $632         $-           $602           $-         $-            $523
                                                 -------------------------------------------------------------------------------
Total investment income                                  632          -            602            -          -             523

Expenses:
   Mortality and expense risk and other charges        4,742          -            929        4,657          -           6,716
     Annual administrative charges                       161          -             32          159          -             248
     Minimum death benefit guarantee charges               -          -              -            -          -               -
     Contingent deferred sales charges                   286          -             32          520          -             523
     Other contract charges                              481          -            120          154          -             368
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -              -            1          -               3
        Premium taxes                                      -          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,670          -          1,113        5,491          -           7,858
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,038)         -           (511)      (5,491)         -          (7,335)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (14,269)         -         (2,018)    (211,562)         -         (87,705)
Capital gains distributions                                2          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (14,267)         -         (2,018)    (211,562)         -         (87,705)

Net unrealized appreciation (depreciation) of
   investments                                       (74,887)        (1)        (8,019)      97,211         (6)        (39,390)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(94,192)       $(1)      $(10,548)   $(119,842)       $(6)      $(134,430)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST
                                                   CAPITAL
                                                   GUARDIAN                 GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                                  SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING   DEVELOPING   DIVERSIFIED
                                                   ADVISOR     CORE BOND     ADVISOR       WORLD     WORLD ADVISOR   MID-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $9,185        $16             $-         $-            $228
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          9,185         16              -          -             228

Expenses:
   Mortality and expense risk and other charges          -          4,101          1          1,144          -           1,361
     Annual administrative charges                       -            124          -             50          -              43
     Minimum death benefit guarantee charges             -              -          -              -          -               -
     Contingent deferred sales charges                   -            185          -             93          -              62
     Other contract charges                              -            376          -             68          -             167
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              1          -              1          -               -
        Premium taxes                                    -              -          -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          4,787          1          1,356          -           1,633
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          4,398         15         (1,356)         -          (1,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          1,692          -          1,932          -          (1,645)
Capital gains distributions                              -            545          1              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          2,237          1          1,932          -          (1,645)

Net unrealized appreciation (depreciation) of
   investments                                           1         10,717         (3)        (8,556)        (2)        (16,949)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $17,352        $13        $(7,980)       $(2)       $(19,999)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST                  GCG TRUST
                                                 DIVERSIFIED   GCG TRUST     EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                                   MID-CAP       EQUITY      GROWTH        EQUITY       INCOME       EQUITY
                                                   ADVISOR       GROWTH      ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $3           $-         $5,698         $7            $437
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            3            -          5,698          7             437

Expenses:
   Mortality and expense risk and other charges          -           19            1          6,536          1           5,459
     Annual administrative charges                       -            1            -            217          -             191
     Minimum death benefit guarantee charges             -            -            -              3          -               -
     Contingent deferred sales charges                   -            -            -            413          -             459
     Other contract charges                              -            2            -            399          -             287
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             18          -              12
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           22            1          7,586          1           6,408
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (19)          (1)        (1,888)         6          (5,971)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (88)           -        (15,791)         -        (150,767)
Capital gains distributions                              -            -            -          1,935          3               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (88)           -        (13,856)         3        (150,767)

Net unrealized appreciation (depreciation) of
   investments                                          (4)        (170)         (22)       (56,537)       (20)         21,921
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)       $(277)        $(23)      $(72,281)      $(11)      $(134,817)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST                                            GCG TRUST    GCG TRUST
                                                    EQUITY     GCG TRUST    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                                 OPPORTUNITY     FOCUS     FOCUS VALUE     FULLY        MANAGED       GROWTH
                                                   ADVISOR       VALUE       ADVISOR      MANAGED       ADVISOR       FOCUS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-        $14,219          $10            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -         14,219           10             -

Expenses:
   Mortality and expense risk and other charges          -           33            -         13,275            1            11
     Annual administrative charges                       -            1            -            486            -             -
     Minimum death benefit guarantee charges             -            -            -              1            -             -
     Contingent deferred sales charges                   -            1            -            905            -             -
     Other contract charges                              -            4            -            881            -             1
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             15            -             -
        Premium taxes                                    -            -            -              1            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           39            -         15,564            1            12
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (39)           -         (1,345)           9           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (201)           -          3,703            1           (17)
Capital gains distributions                              -            -            -         10,018            8             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (201)           -         13,721            9           (17)

Net unrealized appreciation (depreciation) of
   investments                                           -          (90)          (2)       (34,916)         (20)         (114)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-        $(330)         $(2)      $(22,540)         $(2)        $(143)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST
                                                 FUNDAMENTAL   GCG TRUST     GLOBAL                    GCG TRUST
                                                    GROWTH      GLOBAL      FRANCHISE    GCG TRUST      GROWTH      GCG TRUST
                                                   ADVISOR     FRANCHISE     ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-             $-         $-            $386
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -              -          -             386

Expenses:
   Mortality and expense risk and other charges          -           70            1         11,796          -             912
     Annual administrative charges                       -            3            -            421          -              33
     Minimum death benefit guarantee charges             -            -            -              -          -               1
     Contingent deferred sales charges                   -            2            -          1,183          -              39
     Other contract charges                              -            9            -            545          -              42
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              5          -               1
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           84            1         13,950          -           1,028
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (84)          (1)       (13,950)         -            (642)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (154)           -       (524,085)         -          (2,333)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (154)           -       (524,085)         -          (2,333)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (208)           6        244,425         (5)         (1,937)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(446)          $5      $(293,610)       $(5)        $(4,912)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                               GCG TRUST    GCG TRUST                  GCG TRUST
                                                  GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST  INTERNATIONAL   GCG TRUST
                                                 HARD ASSETS    ENHANCED     ENHANCED   INTERNATIONAL   EQUITY       INTERNET
                                                   ADVISOR        EAFE     EAFE ADVISOR    EQUITY       ADVISOR     TOLLKEEPER
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $13           $-         $1,039         $2              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           13            -          1,039          2               -

Expenses:
   Mortality and expense risk and other charges          -           31            -          2,195          1             142
     Annual administrative charges                       -            1            -             68          -               5
     Minimum death benefit guarantee charges             -            -            -              -          -               -
     Contingent deferred sales charges                   -            -            -            205          -               3
     Other contract charges                              -            5            -             81          -              19
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              -          -               -
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           37            -          2,549          1             169
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (24)           -         (1,510)         1            (169)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (285)           -        (18,218)         -          (3,259)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (285)           -        (18,218)         -          (3,259)

Net unrealized appreciation (depreciation) of
   investments                                           1           29           (1)        (1,709)         -              32
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $(280)         $(1)      $(21,437)        $1         $(3,396)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                         GCG TRUST  GCG TRUST J.P.
                                                  GCG TRUST                             J.P. MORGAN     MORGAN      GCG TRUST
                                                   INTERNET                 GCG TRUST     FLEMING       FLEMING       JANUS
                                                  TOLLKEEPER   GCG TRUST    INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                                   ADVISOR     INVESTORS     ADVISOR       EQUITY       ADVISOR       INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $771         $1           $-           $-            $527
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            771          1            -            -             527

Expenses:
   Mortality and expense risk and other charges          -          1,619          -           47            1           1,971
     Annual administrative charges                       -             45          -            2            -              69
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -             98          -            1            -             130
     Other contract charges                              -            165          -            6            -             226
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          1,927          -           56            1           2,396
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (1,156)         1          (56)          (1)         (1,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (2,693)         -          (90)           -          (4,040)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (2,693)         -          (90)           -          (4,040)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (23,933)         -         (411)          (9)        (22,039)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(27,782)        $1        $(557)        $(10)       $(27,948)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST
                                                    JANUS                   GCG TRUST    GCG TRUST                   GCG TRUST
                                                  GROWTH AND   GCG TRUST    LARGE CAP     LIMITED                     LIQUID
                                                    INCOME     LARGE CAP      VALUE       MATURITY    GCG TRUST       ASSET
                                                   ADVISOR       VALUE       ADVISOR        BOND     LIQUID ASSET    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $1           $695         $-        $16,692      $14,926          $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  1            695          -         16,692       14,926           2

Expenses:
   Mortality and expense risk and other charges          1          4,710          1          7,274       16,952           4
     Annual administrative charges                       -            154          -            236          607           -
     Minimum death benefit guarantee charges             -              -          -              1            4           -
     Contingent deferred sales charges                   -            343          -            650       31,673           -
     Other contract charges                              -            473          -            352          686           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -              7           20           -
        Premium taxes                                    -              -          -              1            7           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          5,680          1          8,521       49,949           4
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (4,985)        (1)         8,171      (35,023)         (2)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -        (12,529)         -          5,336            -           -
Capital gains distributions                              -              -          -          1,065            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -        (12,529)         -          6,401            -           -

Net unrealized appreciation (depreciation) of
   investments                                         (15)       (66,466)       (14)         9,830            -           -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(15)      $(83,980)      $(15)       $24,402     $(35,023)        $(2)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               GCG TRUST               GCG TRUST
                                                  GCG TRUST     MANAGED     GCG TRUST   MID-CAP                    GCG TRUST
                                                   MANAGED      GLOBAL       MID-CAP     GROWTH       GCG TRUST   REAL ESTATE
                                                   GLOBAL       ADVISOR      GROWTH      ADVISOR     REAL ESTATE    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $306         $-             $-         $-         $6,320          $7
                                                 -------------------------------------------------------------------------------
Total investment income                                  306          -              -          -          6,320           7

Expenses:
   Mortality and expense risk and other charges        3,679          -          9,857          -          2,682           -
     Annual administrative charges                       115          -            303          -            104           -
     Minimum death benefit guarantee charges               -          -              1          -              -           -
     Contingent deferred sales charges                   215          -            836          -            181           -
     Other contract charges                              267          -            578          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                7          -              6          -              5           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         4,283          -         11,581          -          3,156           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (3,977)         -        (11,581)         -          3,164           7

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (2,654)         -       (502,998)         -          3,631           -
Capital gains distributions                                -          -              -          -          1,891           2
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (2,654)         -       (502,998)         -          5,522           2

Net unrealized appreciation (depreciation) of
   investments                                       (50,119)        (2)        41,552         (9)       (16,719)         (2)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(56,750)       $(2)     $(473,027)       $(9)       $(8,033)         $7
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                        GCG TRUST                   GCG TRUST
                                                               GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                                   GCG TRUST    RESEARCH     SPECIAL     SITUATIONS    STRATEGIC     EQUITY
                                                   RESEARCH     ADVISOR     SITUATIONS    ADVISOR       EQUITY       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $2,140         $-             $-         $-             $-          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                2,140          -              -          -              -           -

Expenses:
   Mortality and expense risk and other charges        8,315          -            411          -          3,062           -
     Annual administrative charges                       274          -             17          -            104           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                   895          -             23          -            320           -
     Other contract charges                              398          -             53          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1          -              -          -              2           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         9,883          -            504          -          3,672           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (7,743)         -           (504)         -         (3,672)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (159,946)         -         (1,565)         -       (113,239)          -
Capital gains distributions                                -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                      (159,946)         -         (1,565)         -       (113,239)          -

Net unrealized appreciation (depreciation) of
   investments                                         3,501         (3)        (6,229)        (1)        38,088          (1)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                 $(164,188)       $(3)       $(8,298)       $(1)      $(78,823)        $(1)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                                    GCG TRUST
                                                               GCG TRUST                 GCG TRUST    GCG TRUST     VAN KAMPEN
                                                  GCG TRUST      TOTAL      GCG TRUST      VALUE      VAN KAMPEN    GROWTH AND
                                                    TOTAL        RETURN       VALUE        EQUITY     GROWTH AND      INCOME
                                                    RETURN      ADVISOR       EQUITY      ADVISOR       INCOME       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $19,811        $18         $1,325         $1         $5,457          $6
                                                 -------------------------------------------------------------------------------
Total investment income                               19,811         18          1,325          1          5,457           6

Expenses:
   Mortality and expense risk and other charges       13,476          1          3,024          -         10,153           1
     Annual administrative charges                       457          -            102          -            334           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                 1,115          -            279          -          1,058           -
     Other contract charges                              705          -            150          -            323           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                5          -              3          -             18           -
        Premium taxes                                      1          -              -          -              1           -
                                                 -------------------------------------------------------------------------------
Total expenses                                        15,759          1          3,558          -         11,887           1
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           4,052         17         (2,233)         1         (6,430)          5

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  295          1        (11,165)         -         (9,833)          1
Capital gains distributions                              409          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           704          1        (11,165)         -         (9,833)          1

Net unrealized appreciation (depreciation) of
   investments                                       (67,592)       (29)       (27,107)        (3)      (100,836)        (12)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(62,836)      $(11)      $(40,505)       $(2)     $(117,099)        $(6)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   AIM V.I.
                                                     DENT                    AIM V.I.                   AIM V.I.     ALLIANCE
                                                 DEMOGRAPHIC    AIM V.I.     CAPITAL      AIM V.I.      PREMIER      BERNSTEIN
                                                    TRENDS       GROWTH    APPRECIATION CORE EQUITY     EQUITY         VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-         $-           $-           $-           $-            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          -            -            -            -             3

Expenses:
   Mortality and expense risk and other charges          140         11            -            -            -            26
     Annual administrative charges                         5          -            -            -            -             1
     Minimum death benefit guarantee charges               -          -            -            -            -             -
     Contingent deferred sales charges                     3          -            -            -            -             -
     Other contract charges                               11          -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -             -
        Premium taxes                                      -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           159         11            -            -            -            27
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (159)       (11)           -            -            -           (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (1,222)      (108)           -            -            -           (19)
Capital gains distributions                                -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (1,222)      (108)           -            -            -           (19)

Net unrealized appreciation (depreciation) of
   investments                                        (2,117)      (102)          (7)          (3)          (7)         (241)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(3,498)     $(221)         $(7)         $(3)         $(7)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ALLIANCE     ALLIANCE    FIDELITY(R)  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                                  GROWTH AND    PREMIER                     VIP           VIP          VIP
                                                    INCOME       GROWTH     VIP GROWTH  EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $144           $-           $1         $102          $11          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  144            -            1          102           11           -

Expenses:
   Mortality and expense risk and other charges           54           25          114          140           44           -
     Annual administrative charges                         1            1            5            5            1           -
     Minimum death benefit guarantee charges               -            -            -            -            -           -
     Contingent deferred sales charges                     3            -            4            4            1           -
     Other contract charges                                -            -            8            6            -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -           -
        Premium taxes                                      -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                            58           26          131          155           46           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                              86          (26)        (130)         (53)         (35)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (72)        (413)        (725)      (1,606)         (35)          -
Capital gains distributions                                -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           (72)        (413)        (725)      (1,606)         (35)          -

Net unrealized appreciation (depreciation) of
   investments                                        (1,016)        (166)      (1,237)          62         (331)          -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(1,002)       $(605)     $(2,092)     $(1,597)       $(401)         $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                                    GALAXY VIP
                                                  FRANKLIN                  GALAXY VIP                GALAXY VIP       HIGH
                                                  SMALL CAP    GREENWICH      ASSET      GALAXY VIP   GROWTH AND     QUALITY
                                                    VALUE     APPRECIATION  ALLOCATION     EQUITY       INCOME         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $10          $20           $1           $-            $6
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           10           20            1            -             6

Expenses:
   Mortality and expense risk and other charges          -            9           15           10            2             2
     Annual administrative charges                       -            1            1            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           10           16           12            2             2
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            4          (11)          (2)            4

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (11)        (192)         (84)          (5)            2
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (11)        (192)         (84)          (5)            2

Net unrealized appreciation (depreciation) of
   investments                                          (3)        (130)         (40)        (126)         (42)            3
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(3)       $(141)       $(228)       $(221)        $(49)           $9
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GALAXY VIP
                                                    SMALL       ING GET      ING GET      ING GET      ING GET       ING GET
                                                   COMPANY       FUND -       FUND -       FUND -       FUND -        FUND -
                                                    GROWTH      SERIES N     SERIES P     SERIES Q     SERIES R      SERIES S
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $396         $109       $3,320         $2,458      $1,400
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          396          109        3,320          2,458       1,400

Expenses:
   Mortality and expense risk and other charges          1          597        3,008        2,883          2,050       1,464
     Annual administrative charges                       -            8       (1,381)          42             36          28
     Minimum death benefit guarantee charges             -            -            -            -              -           -
     Contingent deferred sales charges                   -           16           95           60             52          40
     Other contract charges                              -            -            -            -              -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -              -           -
        Premium taxes                                    -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          621        1,722        2,985          2,138       1,532
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (1)        (225)      (1,613)         335            320        (132)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (7)           1          (70)          (3)            48         (15)
Capital gains distributions                              -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (7)           1          (70)          (3)            48         (15)

Net unrealized appreciation (depreciation) of
   investments                                         (23)        (538)       1,644          217          1,356       1,013
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(31)       $(762)        $(39)        $549         $1,724        $866
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                            ING                     ING MFS(R)
                                                                                          AMERICAN                   CAPITAL
                                                   ING GET      ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                                    FUND -       FUND -      ING ALGER   SMALL CAP    MORGAN MID     (INITIAL
                                                   SERIES T     SERIES U      GROWTH       VALUE       CAP VALUE      CLASS)
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $26         $-           $-           $-           $1              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                   26          -            -            -            1               -

Expenses:
   Mortality and expense risk and other charges          304          -            -            -            1              17
     Annual administrative charges                        17          -            -            -            -               -
     Minimum death benefit guarantee charges               -          -            -            -            -               -
     Contingent deferred sales charges                     3          -            -            -            -               -
     Other contract charges                                -          -            -            -            -               -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -               -
        Premium taxes                                      -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           324          -            -            -            1              17
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (298)         -            -            -            -             (17)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    8          -            -            -           (4)            (59)
Capital gains distributions                                -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                             8          -            -            -           (4)            (59)

Net unrealized appreciation (depreciation) of
   investments                                         2,300          -           (4)           -            7            (329)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $2,010         $-          $(4)          $-           $3           $(405)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ING MFS(R)
                                                   CAPITAL                                                         ING SALOMON
                                                 OPPORTUNITIES  ING MFS(R)  ING OPCAP     ING PIMCO   ING SALOMON      BROS.
                                                   (SERVICE      GLOBAL      BALANCED      TOTAL         BROS.      INVESTORS
                                                    CLASS)       GROWTH       VALUE        RETURN       CAPITAL        VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-          $14           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -           14            -             -

Expenses:
   Mortality and expense risk and other charges          -            -            -            1            -             -
     Annual administrative charges                       -            -            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
       to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            1            -             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -           13            -             -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            1            -             -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            1            -             -

Net unrealized appreciation (depreciation) of
   investments                                         (13)           -           (5)          (5)           -             -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(13)          $-          $(5)          $9           $-            $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               ING T. ROWE   ING UBS
                                                  ING SCUDDER     PRICE     TACTICAL     ING VAN       ING VP
                                                 INTERNATIONAL   GROWTH       ASSET       KAMPEN      WORLDWIDE      ING VP
                                                    GROWTH       EQUITY    ALLOCATION    COMSTOCK      GROWTH         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-           $7           $4        $1,391
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -            7            4         1,391

Expenses:
   Mortality and expense risk and other charges          -            -            -            4          443           220
     Annual administrative charges                       -            -            -            -           16            11
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1           16            33
     Other contract charges                              -            -            -            -           65            21
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            5          540           285
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -            2         (536)        1,106

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            -       (2,830)          134
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            -       (2,830)          134

Net unrealized appreciation (depreciation) of
   investments                                           -          (19)           -            7       (4,792)         (195)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-         $(19)          $-           $9      $(8,158)       $1,045
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 ING VP       ING VP       ING VP                    ING VP
                                                    ING VP     INDEX PLUS   INDEX PLUS   INDEX PLUS  ING VP SMALL    VALUE
                                                    GROWTH      LARGECAP      MIDCAP      SMALLCAP      COMPANY    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $4          $11          $10           $1            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            4           11           10            1             3

Expenses:
   Mortality and expense risk and other charges          -           34           57           40            1            14
     Annual administrative charges                       -            1            1            1            -             1
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            1            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           35           59           42            1            15
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (31)         (48)         (32)           -           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (505)        (505)        (416)          (5)          (45)
Capital gains distributions                              -            -            -           22            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (505)        (505)        (394)          (5)          (45)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (104)        (180)         (90)         (53)         (250)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(640)       $(733)       $(516)        $(58)        $(307)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                          ING VP
                                                                 ING VP       ING VP      LARGE         ING VP
                                                    ING VP       GROWTH    INTERNATIONAL  COMPANY      LARGECAP       ING VP
                                                 CONVERTIBLE  OPPORTUNITIES   VALUE        VALUE        GROWTH        MAGNACAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $23             $-         $-           $9           $4             $99
                                                 -------------------------------------------------------------------------------
Total investment income                                 23              -          -            9            4              99

Expenses:
   Mortality and expense risk and other charges         11            141          -           10           13             166
     Annual administrative charges                       -              5          -            -            -               5
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -              4          -            -            -               8
     Other contract charges                              -             20          -            -            -              16
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                          11            170          -           10           13             195
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            12           (170)         -           (1)          (9)            (96)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)          (662)         -          (40)        (292)           (437)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)          (662)         -          (40)        (292)           (437)

Net unrealized appreciation (depreciation) of
   investments                                         (53)        (2,425)       (10)        (163)         (52)         (2,222)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(56)       $(3,257)      $(10)       $(204)       $(353)        $(2,755)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                    ING VP        ING VP    INVESCO VIF  INVESCO VIF
                                                    MIDCAP       SMALLCAP   - FINANCIAL   - HEALTH     INVESCO VIF  INVESCO VIF
                                                 OPPORTUNITIES OPPORTUNITIES  SERVICES     SCIENCES     - LEISURE   - UTILITIES
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-             $-         $148           $-           $-           $40
                                                 -------------------------------------------------------------------------------
Total investment income                                  -              -          148            -            -            40

Expenses:
   Mortality and expense risk and other charges          -            408          211          389           33            58
     Annual administrative charges                       -             12            8           12            1             2
     Minimum death benefit guarantee charges             -              -            -            -            -             -
     Contingent deferred sales charges                   -              8            7           10            1             2
     Other contract charges                              -             65           18           23            5             6
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -            -            -            -             -
        Premium taxes                                    -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            493          244          434           40            68
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -           (493)         (96)        (434)         (40)          (28)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (1,185)      (1,999)      (4,162)        (157)         (205)
Capital gains distributions                              -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (1,185)      (1,999)      (4,162)        (157)         (205)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (12,282)        (590)      (1,617)          16          (198)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(13,960)     $(2,685)     $(6,213)       $(181)        $(431)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                          JANUS
                                                               JANUS ASPEN                ASPEN
                                                  JANUS ASPEN    SERIES     JANUS ASPEN   SERIES     OPPENHEIMER   OPPENHEIMER
                                                    SERIES      FLEXIBLE      SERIES     WORLDWIDE      GLOBAL      STRATEGIC
                                                   BALANCED      INCOME       GROWTH      GROWTH      SECURITIES      BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $8           $6           $-          $21           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  8            6            -           21            -             -

Expenses:
   Mortality and expense risk and other charges          2            1            1           60            1             -
     Annual administrative charges                       -            -            -            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           2            1            1           61            1             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             6            5           (1)         (40)          (1)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (3)           -            -         (682)          (6)           (1)
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (3)           -            -         (682)          (6)           (1)

Net unrealized appreciation (depreciation) of
   investments                                         (29)          10          (32)        (169)         (38)            1
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(26)         $15         $(33)       $(891)        $(45)           $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 PIMCO
                                                               STOCKSPLUS    PIONEER                    PIONEER      PIONEER
                                                  PIMCO HIGH   GROWTH AND  EQUITY-INCOME  PIONEER       MID-CAP       SMALL
                                                    YIELD        INCOME        VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $21,664       $5,561           $3         $124         $195            $1
                                                 -------------------------------------------------------------------------------
Total investment income                               21,664        5,561            3          124          195             1

Expenses:
   Mortality and expense risk and other charges        4,283        3,303            1          191          584            39
     Annual administrative charges                       133           96            -            5           23             1
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                   340          374            -            3           18             -
     Other contract charges                              248          151            -           23           48             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1            1            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,005        3,925            1          222          673            40
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          16,659        1,636            2          (98)        (478)          (39)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (18,706)     (63,970)           -       (1,493)      (1,011)          (35)
Capital gains distributions                                -            -            -            -        1,087             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (18,706)     (63,970)           -       (1,493)          76           (35)

Net unrealized appreciation (depreciation) of
   investments                                        (3,581)      10,124          (21)      (1,359)      (6,968)         (577)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(5,628)    $(52,210)        $(19)     $(2,950)     $(7,370)        $(651)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                       PRUDENTIAL
                                                                                                      SP JENNISON   PUTNAM VT
                                                   PROFUND VP  PROFUND VP   PROFUND VP   PRUDENTIAL  INTERNATIONAL  GROWTH AND
                                                     BULL      EUROPE 30    SMALL-CAP     JENNISON      GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-           $-           $-           $-           $-           $19
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -            -            -            -            19

Expenses:
   Mortality and expense risk and other charges          422          151          516          691          251            19
     Annual administrative charges                        19            3           17           20            8             -
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                    20           31           58           28           12             -
     Other contract charges                               27            6           37           82           26             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           488          191          628          821          297            19
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (488)        (191)        (628)        (821)        (297)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)

Net unrealized appreciation (depreciation) of
   investments                                        (1,022)        (425)      (1,582)      (2,790)        (897)         (254)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(8,555)     $(2,409)     $(8,484)    $(16,427)     $(4,021)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                           SMITH
                                                  PUTNAM VT                               BARNEY                      SMITH
                                                 INTERNATIONAL                SMITH     INTERNATIONAL SMITH BARNEY    BARNEY
                                                  GROWTH AND   PUTNAM VT   BARNEY HIGH    ALL CAP      LARGE CAP      MONEY
                                                    INCOME     VOYAGER II     INCOME       GROWTH        VALUE        MARKET
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $6           $-          $82           $2          $18            $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  6            -           82            2           18             2

Expenses:
   Mortality and expense risk and other charges         34           19            5            3            7             2
     Annual administrative charges                       1            1            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             8
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                          35           20            5            3            7            10
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           (29)         (20)          77           (1)          11            (8)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (12)          (8)         (33)          (9)         (24)            -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (12)          (8)         (33)          (9)         (24)            -

Net unrealized appreciation (depreciation) of
   investments                                        (412)        (431)         (62)         (67)        (133)            -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(453)       $(459)        $(18)        $(77)       $(146)          $(8)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     UBS
                                                   TACTICAL
                                                  ALLOCATION
                                                 --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $5
                                                 --------------
Total investment income                                  5

Expenses:
   Mortality and expense risk and other charges         17
     Annual administrative charges                       -
     Minimum death benefit guarantee charges             -
     Contingent deferred sales charges                   -
     Other contract charges                              -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -
        Premium taxes                                    -
                                                 --------------
Total expenses                                          17
                                                 --------------
Net investment income (loss)                           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)
Capital gains distributions                              -
                                                 --------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)

Net unrealized appreciation (depreciation) of
   investments                                        (299)
                                                 --------------

Net increase (decrease) in net assets resulting
   from operations                                   $(326)
                                                 ==============

SEE ACCOMPANYING NOTES.


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                    Golden American Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                GCG TRUST              GCG TRUST    GCG TRUST
                                                                    GCG TRUST     ASSET     GCG TRUST   CAPITAL      CAPITAL
                                                       GCG TRUST     ALL CAP   ALLOCATION    CAPITAL    GROWTH       GUARDIAN
                                                        ALL CAP      ADVISOR     GROWTH       GROWTH    ADVISOR      SMALL CAP
                                                     ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $104,883           $-      $4,696     $463,399           $-   $422,097
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (818)           -         (27)      (7,708)           -     (7,294)
    Net realized gain (loss) on investments and
        capital gains distributions                         (209)           -         (61)     (21,430)           -   (283,317)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,272)           -        (644)     (46,715)           -    276,874
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (3,299)           -        (732)     (75,853)           -    (13,737)

Changes from principal transactions:
    Purchase payments                                    110,856            -      30,995       40,288            -     72,626
    Contract distributions and terminations               (9,054)           -        (753)     (22,815)           -    (19,753)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               95,928            -      15,035       (9,586)           -     19,278
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           1            1            -          2
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           197,730            -      45,278        7,888            -     72,153
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                194,431            -      44,546      (67,965)           -     58,416
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          299,314            -      49,242      395,434            -    480,513

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,038)           -        (511)      (5,491)           -     (7,335)
    Net realized gain (loss) on investments and
        capital gains distributions                      (14,267)           -      (2,018)    (211,562)           -    (87,705)
    Net unrealized appreciation (depreciation) of
        investments                                      (74,887)          (1)     (8,019)      97,211           (6)   (39,390)
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (94,192)          (1)    (10,548)    (119,842)          (6)  (134,430)

Changes from principal transactions:
    Purchase payments                                     83,489          136      11,948       22,649          150     64,429
    Contract distributions and terminations              (12,299)           -      (2,730)     (16,524)           -    (23,540)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (28,572)          41        (671)     (34,948)           4    (45,826)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -          -
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            42,618          177       8,547      (28,823)         154     (4,937)
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                (51,574)         176      (2,001)    (148,665)         148   (139,367)
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $247,740         $176     $47,241     $246,769         $148   $341,146
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST
                                                        CAPITAL                                             GCG TRUST
                                                       GUARDIAN                  GCG TRUST    GCG TRUST    DEVELOPING    GCG TRUST
                                                       SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING      WORLD     DIVERSIFIED
                                                        ADVISOR     CORE BOND     ADVISOR        WORLD       ADVISOR      MID-CAP
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $40,000           $-      $54,398            $-      $11,358
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (857)           -         (422)            -         (408)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,057)           -       (8,712)            -         (602)
    Net unrealized appreciation (depreciation) of
        investments                                            -         2,969            -        4,320             -          668
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -         1,055            -       (4,814)            -         (342)

Changes from principal transactions:
    Purchase payments                                          -        45,161            -       11,440             -       33,892
    Contract distributions and terminations                    -        (3,062)           -       (3,183)            -         (956)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        31,839            -       13,624             -       13,862
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             3            -            1             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        73,941            -       21,882             -       46,798
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        74,996            -       17,068             -       46,456
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       114,996            -       71,466             -       57,814

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         4,398           15       (1,356)            -       (1,405)
    Net realized gain (loss) on investments and
        capital gains distributions                            -         2,237            1        1,932             -       (1,645)
    Net unrealized appreciation (depreciation) of
        investments                                            1        10,717           (3)      (8,556)           (2)     (16,949)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        17,352           13       (7,980)           (2)     (19,999)

Changes from principal transactions:
    Purchase payments                                         85       135,019          872       11,601            81       38,230
    Contract distributions and terminations                    -       (11,442)           -       (4,659)            -       (3,572)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  235       169,200          107      (10,428)            -       18,686
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               320       292,777          979       (3,486)           81       53,344
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    321       310,129          992      (11,466)           79       33,345
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $321      $425,125         $992      $60,000           $79      $91,159
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST                              GCG TRUST                  GCG TRUST
                                                      DIVERSIFIED   GCG TRUST    GCG TRUST     EQUITY      GCG TRUST      EQUITY
                                                        MID-CAP      EMERGING      EQUITY      GROWTH        EQUITY       INCOME
                                                        ADVISOR      MARKETS       GROWTH      ADVISOR       INCOME       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $19,953           $-           $-    $ 291,793            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (46)           -            -          814             -
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,106)           -            -       (1,482)            -
    Net unrealized appreciation (depreciation) of
        investments                                            -           898            -            -         (822)            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (254)           -            -       (1,490)            -

Changes from principal transactions:                                                      -            -       78,113             -
    Purchase payments                                          -           305            -            -      (19,657)            -
    Contract distributions and terminations                    -          (580)           -            -       68,000             -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -       (19,424)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            4             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       (19,699)           -            -      126,460             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -       (19,953)           -            -      124,970             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -      416,763             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -          (19)          (1)      (1,888)            6
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -          (88)           -      (13,856)            3
    Net unrealized appreciation (depreciation) of
        investments                                           (4)            -         (170)         (22)     (56,537)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (4)            -         (277)         (23)     (72,281)          (11)

Changes from principal transactions:
    Purchase payments                                        136             -        2,518          468       85,631           591
    Contract distributions and terminations                    -             -          (48)           -      (20,848)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   88             -        2,169           13          403            60
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            2             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               224             -        4,639          481       65,188           651
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    220             -        4,362          458       (7,093)          640
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $220            $-       $4,362         $458     $409,670          $640
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                                            GCG TRUST
                                                       GCG TRUST     EQUITY                   GCG TRUST     GCG TRUST     FULLY
                                                        EQUITY     OPPORTUNITY   GCG TRUST   FOCUS VALUE      FULLY       MANAGED
                                                      OPPORTUNITY    ADVISOR    FOCUS VALUE    ADVISOR       MANAGED      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $477,934            $-           $-           $-     $345,651            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (7,700)            -            -            -        7,691             -
    Net realized gain (loss) on investments and
        capital gains distributions                      (15,294)            -            -            -       21,548             -
    Net unrealized appreciation (depreciation) of
        investments                                      (50,801)            -            -            -        1,318             -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (73,795)            -            -            -       30,557             -

Changes from principal transactions:
    Purchase payments                                     75,117             -            -            -      146,482             -
    Contract distributions and terminations              (21,611)            -            -            -      (26,120)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (17,438)            -            -            -      148,392             -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  2             -            -            -            9             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            36,070             -            -            -      268,763             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (37,725)            -            -            -      299,320             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          440,209             -            -            -      644,971             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,971)            -          (39)           -       (1,345)            9
    Net realized gain (loss) on investments and
        capital gains distributions                     (150,767)            -         (201)           -       13,721             9
    Net unrealized appreciation (depreciation) of
        investments                                       21,921             -          (90)          (2)     (34,916)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                      (134,817)            -         (330)          (2)     (22,540)           (2)

Changes from principal transactions:
    Purchase payments                                     34,448            32        3,044           23      223,105           900
    Contract distributions and terminations              (17,174)            -          (96)           -      (43,624)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (41,715)            2        3,313           27      133,166            (4)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  3             -            -            -            1             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (24,438)           34        6,261           50      312,648           896
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                               (159,255)           34        5,931           48      290,108           894
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $280,954           $34       $5,931          $48     $935,079          $894
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                GCG TRUST
                                                       GCG TRUST   FUNDAMENTAL   GCG TRUST    GLOBAL                    GCG TRUST
                                                      FUNDAMENTAL     GROWTH      GLOBAL     FRANCHISE    GCG TRUST      GROWTH
                                                     GROWTH FOCUS    ADVISOR     FRANCHISE    ADVISOR       GROWTH       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-           $-   $1,474,980           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -            -            -      (21,671)           -
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -            -            -     (652,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                            -             -            -            -      196,709            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -             -            -            -     (476,976)           -

Changes from principal transactions:
    Purchase payments                                          -             -            -            -      150,918            -
    Contract distributions and terminations                    -             -            -            -      (53,998)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -             -            -            -      (92,035)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            3            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -             -            -            -        4,888            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -             -            -            -     (472,088)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -    1,002,892            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (12)            -          (84)          (1)     (13,950)           -
    Net realized gain (loss) on investments and
        capital gains distributions                          (17)            -         (154)           -     (524,085)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (114)           (5)        (208)           6      244,425           (5)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (143)           (5)        (446)           5     (293,610)          (5)

Changes from principal transactions:
    Purchase payments                                      1,709            99        7,816          690       56,919           68
    Contract distributions and terminations                  (21)            -         (161)           -      (35,962)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,197            14        7,461           13     (170,198)          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,885           113       15,116          703     (149,241)          97
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  2,742           108       14,670          708     (442,851)          92
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $2,742          $108      $14,670         $708     $560,041          $92
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                              GCG TRUST     GCG TRUST
                                                       GCG TRUST                 GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST
                                                        GROWTH      GCG TRUST   HARD ASSETS   ENHANCED      ENHANCED   INTERNATIONAL
                                                        ADVISOR    HARD ASSETS    ADVISOR       EAFE      EAFE ADVISOR    EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $41,509           $-           $-           $-     $194,618
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (662)           -            -            -       (3,180)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,681)           -            -            -      (66,811)
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,365)           -            -            -       30,006
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (5,708)           -            -            -      (39,985)

Changes from principal transactions:
    Purchase payments                                          -         6,781            -            -            -       21,029
    Contract distributions and terminations                    -        (1,927)           -            -            -       (7,978)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        (7,446)           -            -            -      (23,623)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        (2,592)           -            -            -      (10,572)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        (8,300)           -            -            -      (50,557)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        33,209            -            -            -      144,061

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (642)           -          (24)           -       (1,510)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (2,333)           -         (285)           -      (18,218)
    Net unrealized appreciation (depreciation) of
        investments                                           (5)       (1,937)           1           29           (1)      (1,709)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (5)       (4,912)           1         (280)          (1)     (21,437)

Changes from principal transactions:
    Purchase payments                                         68        10,388           63        2,749          166       15,966
    Contract distributions and terminations                    -        (2,996)           -          (61)           -       (6,869)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   29        32,064           33        2,582            -      (11,244)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                97        39,456           96        5,270          166       (2,147)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     92        34,544           97        4,990          165      (23,584)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $92       $67,753          $97       $4,990         $165     $120,477
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                                         GCG TRUST
                                                      GCG TRUST                  GCG TRUST                             J.P. MORGAN
                                                     INTERNATIONAL   GCG TRUST    INTERNET                 GCG TRUST      FLEMING
                                                        EQUITY       INTERNET    TOLLKEEPER   GCG TRUST    INVESTORS     SMALL CAP
                                                        ADVISOR     TOLLKEEPER    ADVISOR     INVESTORS     ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-      $21,558           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (27)           -         (325)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (152)           -         (368)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            (1)           -       (3,000)           -            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (180)           -       (3,693)           -            -

Changes from principal transactions:
    Purchase payments                                          -         3,417            -       41,981            -            -
    Contract distributions and terminations                    -           (36)           -       (2,329)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -         2,188            -       33,883            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -         5,569            -       73,535            -            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -         5,389            -       69,842            -            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -         5,389            -       91,400            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               1          (169)           -       (1,156)           1          (56)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (3,259)           -       (2,693)           -          (90)
    Net unrealized appreciation (depreciation) of
        investments                                            -            32           (4)     (23,933)           -         (411)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        (3,396)          (4)     (27,782)           1         (557)

Changes from principal transactions:
    Purchase payments                                        218         7,425           42       33,925          267        5,453
    Contract distributions and terminations                    -          (281)           -       (3,916)           -         (116)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   35         3,665           15       (1,491)          29        4,710
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               253        10,809           57       28,518          296       10,047
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    254         7,413           53          736          297        9,490
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $254       $12,802          $53      $92,136         $297       $9,490
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                     GCG TRUST J.P                 GCG TRUST
                                                        MORGAN      GCG TRUST      JANUS                   GCG TRUST     GCG TRUST
                                                        FLEMING       JANUS      GROWTH AND   GCG TRUST    LARGE CAP      LIMITED
                                                       SMALL CAP    GROWTH AND     INCOME     LARGE CAP      VALUE       MATURITY
                                                        ADVISOR       INCOME      ADVISOR       VALUE       ADVISOR        BOND
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $12,726           $-      $98,545           $-     $200,958
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (420)           -       (2,813)           -        8,924
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (175)           -         (343)           -        4,818
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,724)           -       (1,637)           -        3,378
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (4,319)           -       (4,793)           -       17,120

Changes from principal transactions:
    Purchase payments                                          -        56,119            -      114,157            -       94,671
    Contract distributions and terminations                    -        (1,615)           -       (6,489)           -      (16,054)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        29,809            -       74,069            -       67,367
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        84,313            -      181,737            -      145,984
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        79,994            -      176,944            -      163,104
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        92,720            -      275,489            -      364,062

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)       (1,869)           -       (4,985)          (1)       8,171
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (4,040)           -      (12,529)           -        6,401
    Net unrealized appreciation (depreciation) of
        investments                                           (9)      (22,039)         (15)     (66,466)         (14)       9,830
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from               (10)      (27,948)         (15)     (83,980)         (15)      24,402
        operations

Changes from principal transactions:
    Purchase payments                                        462        55,155          541       90,790          307       96,571
    Contract distributions and terminations                    -        (4,880)           -      (11,843)           -      (30,028)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   59        15,298           61       25,232           41      103,934
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               521        65,573          602      104,179          348      170,477
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    511        37,625          587       20,199          333      194,879
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $511      $130,345         $587     $295,688         $333     $558,941
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                      GCG TRUST               GCG TRUST                  GCG TRUST
                                                                       LIQUID    GCG TRUST      MANAGED    GCG TRUST      MID-CAP
                                                       GCG TRUST       ASSET      MANAGED       GLOBAL      MID-CAP       GROWTH
                                                      LIQUID ASSET    ADVISOR      GLOBAL      ADVISOR       GROWTH      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $679,666         $-      $228,347           $-   $1,158,061           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (1,253)         -        (3,832)           -      (14,522)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -       (98,932)           -     (607,476)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -        72,788            -      312,790            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (1,253)         -       (29,976)           -     (309,208)           -

Changes from principal transactions:
    Purchase payments                                      591,523          -        58,076            -      180,227            -
    Contract distributions and terminations               (449,815)         -       (10,294)           -      (45,653)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                251,363          -         4,232            -      (55,138)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    1          -             3            -            1            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             393,072          -        52,017            -       79,437            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  391,819          -        22,041            -     (229,771)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          1,071,485          -       250,388            -      928,290            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (35,023)        (2)       (3,977)           -      (11,581)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -        (2,654)           -     (502,998)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -       (50,119)          (2)      41,552           (9)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (35,023)        (2)      (56,750)          (2)    (473,027)          (9)

Changes from principal transactions:
    Purchase payments                                      454,243      3,191        48,234           31       86,280          231
    Contract distributions and terminations               (594,093)         -       (12,917)           -      (30,288)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                126,567     (1,389)       (5,872)          21      (75,674)         327
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    -          -             1            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             (13,283)     1,802        29,446           52      (19,682)         558
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  (48,306)     1,800       (27,304)          50     (492,709)         549
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $1,023,179     $1,800      $223,084          $50     $435,581         $549
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                       GCG TRUST                 GCG TRUST                 GCG TRUST    GCG TRUST
                                                        MARKET      GCG TRUST   REAL ESTATE   GCG TRUST     RESEARCH     SPECIAL
                                                        MANAGER    REAL ESTATE    ADVISOR      RESEARCH     ADVISOR     SITUATIONS
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $6,619      $100,303           $-     $800,528           $-       $5,891
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (545)        2,682            -      (11,613)           -         (241)
    Net realized gain (loss) on investments and
        capital gains distributions                       3,429         6,128            -        2,768            -         (359)
    Net unrealized appreciation (depreciation) of
        investments                                      (3,695)       (3,608)           -     (178,581)           -         (769)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (811)        5,202            -     (187,426)           -       (1,369)

Changes from principal transactions:
    Purchase payments                                      (168)       23,104            -       98,910            -       12,758
    Contract distributions and terminations                 (10)       (4,974)           -      (32,070)           -         (535)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (5,630)        2,531            -      (42,232)           -        7,580
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             3            -            1            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (5,808)       20,664            -       24,609            -       19,803
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (6,619)       25,866            -     (162,817)           -       18,434
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       126,169            -      637,711            -       24,325

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -         3,164            7       (7,743)           -         (504)
    Net realized gain (loss) on investments and
        capital gains distributions                           -         5,522            2     (159,946)           -       (1,565)
    Net unrealized appreciation (depreciation) of
        investments                                           -       (16,719)          (2)       3,501           (3)      (6,229)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -        (8,033)           7     (164,188)          (3)      (8,298)

Changes from principal transactions:
    Purchase payments                                         -        44,924          243       51,406          254        6,311
    Contract distributions and terminations                   -        (8,734)           -      (28,260)           -         (834)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -        33,281           26      (75,634)          75          290
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        69,471          269      (52,488)         329        5,767
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -        61,438          276     (216,676)         326       (2,531)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $-      $187,607         $276     $421,035         $326      $21,794
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                      GCG TRUST                   GCG TRUST                GCG TRUST
                                                       SPECIAL      GCG TRUST     STRATEGIC    GCG TRUST     TOTAL      GCG TRUST
                                                      SITUATIONS    STRATEGIC      EQUITY       TOTAL        RETURN       VALUE
                                                       ADVISOR       EQUITY        ADVISOR      RETURN      ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-     $359,734            $-     $608,868           $-     $180,722
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (5,301)            -       21,062            -       (1,768)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (127,454)            -       17,228            -          265
    Net unrealized appreciation (depreciation) of
        investments                                           -       52,004             -      (46,531)           -      (14,146)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (80,751)            -       (8,241)           -      (15,649)

Changes from principal transactions:
    Purchase payments                                         -       38,833             -      174,830            -       32,137
    Contract distributions and terminations                   -      (13,819)            -      (38,220)           -       (9,292)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -      (44,615)            -       56,153            -       11,120
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            -             -            4            -            1
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -      (19,601)            -      192,767            -       33,966
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -     (100,352)            -      184,526            -       18,317
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -      259,382             -      793,394            -      199,039

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (3,672)            -        4,052           17       (2,233)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (113,239)            -          704            1      (11,165)
    Net unrealized appreciation (depreciation) of
        investments                                          (1)      38,088            (1)     (67,592)         (29)     (27,107)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (1)     (78,823)           (1)     (62,836)         (11)     (40,505)

Changes from principal transactions:
    Purchase payments                                        36       15,000            61      155,432          976       24,266
    Contract distributions and terminations                   -       (9,725)            -      (47,311)           -       (9,725)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  21      (45,983)           18       14,587          (10)         164
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            1             -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               57      (40,707)           79      122,708          966       14,705
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    56     (119,530)           78       59,872          955      (25,800)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $56     $139,852           $78     $853,266         $955     $173,239
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GCG TRUST
                                                                    GCG TRUST   VAN KAMPEN     AIM V.I.
                                                       GCG TRUST    VAN KAMPEN    GROWTH &      DENT                     AIM V.I.
                                                     VALUE EQUITY   GROWTH AND     INCOME    DEMOGRAPHIC    AIM V.I.     CAPITAL
                                                        ADVISOR       INCOME      ADVISOR       TRENDS       GROWTH    APPRECIATION
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-      $860,338           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (11,298)           -           (3)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        30,166            -            3            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           -      (137,786)           -          (12)          18            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (118,918)           -          (12)          18            -

Changes from principal transactions:
    Purchase payments                                         -        70,829            -          404          137            -
    Contract distributions and terminations                   -       (39,067)           -           (5)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -       (41,139)           -        3,163          289            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             6            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        (9,371)           -        3,562          425            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -      (128,289)           -        3,550          443            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       732,049            -        3,550          443            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              1        (6,430)           5         (159)         (11)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        (9,833)           1       (1,222)        (108)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (3)     (100,836)         (12)      (2,117)        (102)          (7)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (2)     (117,099)          (6)      (3,498)        (221)          (7)

Changes from principal transactions:
    Purchase payments                                        62        44,218          960        9,229          663           24
    Contract distributions and terminations                   -       (36,216)           -         (233)         (18)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  47       (68,345)          36        2,287          (19)          10
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             1            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from          109       (60,342)         996       11,283          626           34
        principal transactions
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                   107      (177,441)         990        7,785          405           27
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                            $107      $554,608         $990      $11,335         $848          $27
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                      AIM V.I.    ALLIANCE     ALLIANCE     ALLIANCE   FIDELITY(R)
                                                        AIM V.I.      PREMIER     BERNSTEIN    GROWTH AND    PREMIER        VIP
                                                      CORE EQUITY     EQUITY       VALUE        INCOME       GROWTH       GROWTH
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-            $-           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -           (2)          (4)          (3)          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -           (5)          (3)          (6)          (4)
    Net unrealized appreciation (depreciation) of
        investments                                           -             -           18           41           61           36
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -             -           11           34           52           30

Changes from principal transactions:
    Purchase payments                                         -             -          463        1,467          921          578
    Contract distributions and terminations                   -             -           (1)          (3)          (1)         (12)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -             -          122          155          119           97
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -             -          584        1,619        1,039          663
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -             -          595        1,653        1,091          693
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -             -          595        1,653        1,091          693

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -          (24)          86          (26)        (130)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -          (19)         (72)        (413)        (725)
    Net unrealized appreciation (depreciation) of
        investments                                          (3)           (7)        (241)      (1,016)        (166)      (1,237)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (3)           (7)        (284)      (1,002)        (605)      (2,092)

Changes from principal transactions:
    Purchase payments                                        41            69        1,019        3,457          942       13,555
    Contract distributions and terminations                   -             -          (44)        (100)         (74)        (197)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   3            18        1,423          722          740       11,253
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               44            87        2,398        4,079        1,608       24,611
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    41            80        2,114        3,077        1,003       22,519
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $41           $80       $2,709       $4,730       $2,094      $23,212
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                                FRANKLIN
                                                        FIDELITY(R)   FIDELITY(R)  FIDELITY(R)  SMALL CAP                 GALAXY VIP
                                                           VIP           VIP          VIP         VALUE      GREENWICH      ASSET
                                                      EQUITY-INCOME  CONTRAFUND(R)  OVERSEAS    SECURITIES  APPRECIATION  ALLOCATION
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-           $-         $831       $1,387
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)          (3)           -            -           (7)           5
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -            -            -            1          (14)
    Net unrealized appreciation (depreciation) of
        investments                                           63           51            -            -          (46)        (136)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            54           48            -            -          (52)        (145)

Changes from principal transactions:
    Purchase payments                                      1,658        1,001            -            -            5          105
    Contract distributions and terminations                  (10)          (2)           -            -          (44)         (76)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  247          136            -            -          (17)         (11)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,895        1,135            -            -          (56)          18
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                  1,949        1,183            -            -         (108)        (127)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,949        1,183            -            -          723        1,260

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (53)         (35)           -            -            -            4
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,606)         (35)           -            -          (11)        (192)
    Net unrealized appreciation (depreciation) of
        investments                                           62         (331)           -           (3)        (130)         (40)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (1,597)        (401)           -           (3)        (141)        (228)

Changes from principal transactions:
    Purchase payments                                     12,283        3,038            9           20           15            1
    Contract distributions and terminations                 (287)         (57)           -            -           (5)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               11,503          675            -            -           (3)        (377)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            23,499        3,656            9           20            7         (401)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                 21,902        3,255            9           17         (134)        (629)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $23,851       $4,438           $9          $17         $589         $631
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GALAXY VIP   GALAXY VIP
                                                                    GALAXY VIP      HIGH        SMALL      ING GET      ING GET
                                                       GALAXY VIP   GROWTH AND    QUALITY      COMPANY       FUND -       FUND -
                                                         EQUITY       INCOME        BOND        GROWTH      SERIES N     SERIES P
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $1,071        $ 284          $78          $72           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (20)          (4)           5           (1)          28          (79)
    Net realized gain (loss) on investments and
        capital gains distributions                          (45)          (9)           1           (1)          72            -
    Net unrealized appreciation (depreciation) of
        investments                                         (162)         (14)           1            1          661          293
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (227)         (27)           7           (1)         761          214

Changes from principal transactions:
    Purchase payments                                         87           48           33            9        1,687        6,196
    Contract distributions and terminations                  (87)         (11)          (4)           -         (135)        (202)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (37)         (93)          38            4       28,555      146,837
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (37)         (56)          67           13       30,107      152,831
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (264)         (83)          74           12       30,868      153,045
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              807          201          152           84       30,868      153,045

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (11)          (2)           4           (1)        (225)      (1,613)
    Net realized gain (loss) on investments and
        capital gains distributions                          (84)          (5)           2           (7)           1          (70)
    Net unrealized appreciation (depreciation) of
        investments                                         (126)         (42)           3          (23)        (538)       1,644
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (221)         (49)           9          (31)        (762)         (39)

Changes from principal transactions:
    Purchase payments                                         15            4            -           12           (8)        (437)
    Contract distributions and terminations                  (33)         (14)          (4)          (5)        (792)      (3,496)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (81)         (20)         (27)          (3)        (645)      (5,227)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (99)         (30)         (31)           4       (1,445)      (9,160)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (320)         (79)         (22)         (27)      (2,207)      (9,199)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $487         $122         $130          $57      $28,661     $143,846
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING GET      ING GET      ING GET     ING GET      ING GET
                                                         FUND -       FUND -      FUND -       FUND -       FUND -      ING ALGER
                                                        SERIES Q     SERIES R    SERIES S     SERIES T     SERIES U      GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -            -           -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -            -           -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -            -           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -            -           -            -            -
    Contract distributions and terminations                    -            -            -           -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,904            -            -           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                  1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,904            -            -           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             335          320         (132)       (298)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (3)          48          (15)          8            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          217        1,356        1,013       2,300            -           (4)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           549        1,724          866       2,010            -           (4)

Changes from principal transactions:
    Purchase payments                                      2,717        2,413        3,067       6,518          466           43
    Contract distributions and terminations               (2,304)      (2,081)      (1,591)       (152)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              166,163      168,470      216,928     229,572          582            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           166,576      168,802      218,404     235,938        1,048           43
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                167,125      170,526      219,270     237,948        1,048           39
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $169,029     $170,526     $219,270    $237,948       $1,048          $39
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                          ING                   ING MFS(R)     ING MFS(R)
                                                        AMERICAN                  CAPITAL      CAPITAL
                                                        CENTURY      ING J.P.  OPPORTUNITIES OPPORTUNITIES   ING MFS(R)  ING OPCAP
                                                       SMALL CAP    MORGAN MID   (INITIAL       (SERVICE      GLOBAL      BALANCED
                                                         VALUE      CAP VALUE     CLASS)         CLASS)       GROWTH       VALUE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           (2)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           (2)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           48           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           44           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -          625           -            -            -
    Contract distributions and terminations                    -            -           (3)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           32           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -          654           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -          698           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -          698           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -          (17)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -           (4)         (59)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            7         (329)        (13)           -           (5)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            3         (405)        (13)           -           (5)

Changes from principal transactions:
    Purchase payments                                          2          140          717          85           66          131
    Contract distributions and terminations                    -            -          (25)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -          158          295           -            9            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 2          298          987          85           75          131
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      2          301          582          72           75          126
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $2         $301       $1,280         $72          $75         $126
                                                      =============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                       ING     ING SALOMON                ING T. ROWE   ING UBS
                                                        ING PIMCO    SALOMON      BROS.      ING SCUDDER    PRICE       TACTICAL
                                                         TOTAL        BROS.     INVESTORS   INTERNATIONAL   GROWTH       ASSET
                                                         RETURN      CAPITAL      VALUE        GROWTH       EQUITY     ALLOCATION
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           -            -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -           -            -            -            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           -            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -           -            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              13            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            1            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           (5)           -           -            -          (19)           -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9            -           -            -          (19)           -

Changes from principal transactions:
    Purchase payments                                        585            9           4            7          163            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (1)           -           -            -            -            2
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               584            9           4            7          163            2
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                    593            9           4            7          144            2
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $593           $9          $4           $7         $144           $2
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING VAN      ING VP                                  ING VP       ING VP
                                                         KAMPEN     WORLDWIDE       ING VP        ING VP    INDEX PLUS   INDEX PLUS
                                                        COMSTOCK     GROWTH          BOND         GROWTH     LARGECAP      MIDCAP
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-      $ 5,554          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         (237)          -            -            2          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (1,558)          -            -           (4)         (5)
    Net unrealized appreciation (depreciation) of
        investments                                            -         (466)          -            -           21          35
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -       (2,261)          -            -           19          28

Changes from principal transactions:
    Purchase payments                                          -       12,903           -            -          834         684
    Contract distributions and terminations                    -         (485)          -            -            -           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        4,303           -            -          (41)        108
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       16,721           -            -          793         792
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                      -       14,460           -            -          812         820
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       20,014           -            -          812         820

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               2         (536)      1,106            -          (31)        (48)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (2,830)        134            -         (505)       (505)
    Net unrealized appreciation (depreciation) of
        investments                                            7       (4,792)       (195)          (5)        (104)       (180)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9       (8,158)      1,045           (5)        (640)       (733)

Changes from principal transactions:
    Purchase payments                                      1,591       15,820      11,426           51        3,070       4,161
    Contract distributions and terminations                  (13)        (673)       (720)           -          (85)        (74)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  150          355      37,839            -        1,432       1,735
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,728       15,502      48,545           51        4,417       5,822
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  1,737        7,344      49,590           46        3,777       5,089
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $1,737      $27,358     $49,590          $46       $4,589      $5,909
                                                      ============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP      ING VP       ING VP                   ING VP       ING VP
                                                       INDEX PLUS     SMALL       VALUE       ING VP       GROWTH    INTERNATIONAL
                                                        SMALLCAP     COMPANY   OPPORTUNITY  CONVERTIBLE  OPPORTUNITIES   VALUE
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -          (1)          (4)         (27)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           (2)           -          (1)           5         (189)           -
    Net unrealized appreciation (depreciation) of
        investments                                           55            -           -            2            3            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            51            -          (2)           3         (213)           -

Changes from principal transactions:
    Purchase payments                                        489            -         289          146        3,287            -
    Contract distributions and terminations                    -            -           -            -          (61)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  140            -          11           45        2,206            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               629            -         300          191        5,432            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    680            -         298          194        5,219            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              680            -         298          194        5,219            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (32)           -         (12)          12         (170)           -
    Net realized gain (loss) on investments and
        capital gains distributions                         (394)          (5)        (45)         (15)        (662)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (90)         (53)       (250)         (53)      (2,425)         (10)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (516)         (58)       (307)         (56)      (3,257)         (10)

Changes from principal transactions:
    Purchase payments                                      3,269          237         981          673        6,716           52
    Contract distributions and terminations                  (43)           -         (24)         (11)        (246)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  615          (23)        138          234        1,486            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,841          214       1,095          896        7,956           52
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  3,325          156         788          840        4,699           42
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $4,005         $156      $1,086       $1,034       $9,918          $42
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP
                                                         LARGE      ING VP                      ING VP      ING VP    INVESCO VIF
                                                        COMPANY     LARGECAP      ING VP        MIDCAP     SMALLCAP   - FINANCIAL
                                                         VALUE       GROWTH      MAGNACAP  OPPORTUNITIES OPPORTUNITIES  SERVICES
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (2)         (6)           -          (80)          5
    Net realized gain (loss) on investments and
        capital gains distributions                            2            -          (8)           -         (918)         25
    Net unrealized appreciation (depreciation) of
        investments                                            4            3          20            -          297          33
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             5            1           6            -         (701)         63

Changes from principal transactions:
    Purchase payments                                        343          488       3,746            -        8,651         822
    Contract distributions and terminations                   (1)           -        (117)           -         (133)         (4)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                 (191)          44       1,767            -        6,620       1,523
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               151          532       5,396            -       15,138       2,341
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    156          533       5,402            -       14,437       2,404
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              156          533       5,402            -       14,437       2,404

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (9)        (96)           -         (493)        (96)
    Net realized gain (loss) on investments and
        capital gains distributions                          (40)        (292)       (437)           -       (1,185)     (1,999)
    Net unrealized appreciation (depreciation) of
        investments                                         (163)         (52)     (2,222)          (4)     (12,282)       (590)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (204)        (353)     (2,755)          (4)     (13,960)     (2,685)

Changes from principal transactions:
    Purchase payments                                        575          719       7,453           16       24,037      11,708
    Contract distributions and terminations                  (15)         (40)       (335)           -         (584)       (419)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  446          147       2,573            -        6,188      11,933
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,006          826       9,691           16       29,641      23,222
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    802          473       6,936           12       15,681      20,537
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $958       $1,006     $12,338          $12      $30,118     $22,941
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                         JANUS ASPEN    JANUS
                                                       INVESCO VIF   INVESCO                JANUS ASPEN     SERIES      ASPEN
                                                        - HEALTH       VIF -   INVESCO VIF     SERIES      FLEXIBLE     SERIES
                                                        SCIENCES     LEISURE   - UTILITIES    BALANCED      INCOME      GROWTH
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              22            -           3            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           16            -           4            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          (81)           -          (6)           -            -            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (43)           -           1            -            -            -

Changes from principal transactions:
    Purchase payments                                      1,234            -         325            -            -            -
    Contract distributions and terminations                  (55)           -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                9,654            -         638            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            10,833            -         963            -            -            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 10,790            -         964            -            -            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           10,790            -         964            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (434)         (40)        (28)           6            5           (1)
    Net realized gain (loss) on investments and
        capital gains distributions                       (4,162)        (157)       (205)          (3)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                       (1,617)          16        (198)         (29)          10          (32)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (6,213)        (181)       (431)         (26)          15          (33)

Changes from principal transactions:
    Purchase payments                                     14,819        4,483       2,753          548          270          225
    Contract distributions and terminations               (1,044)         (74)       (128)          (2)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               12,206        1,869       4,625          (24)          (1)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            25,981        6,278       7,250          522          268          225
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 19,768        6,097       6,819          496          283          192
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $30,558       $6,097      $7,783         $496         $283         $192
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       JANUS ASPEN                                         PIMCO
                                                         SERIES    OPPENHEIMER OPPENHEIMER               STOCKSPLUS     PIONEER
                                                       WORLDWIDE     GLOBAL     STRATEGIC   PIMCO HIGH   GROWTH AND  EQUITY-INCOME
                                                         GROWTH    SECURITIES      BOND        YIELD       INCOME        VCT
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-     $162,857    $258,484           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -           -       12,879       5,699            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -           -      (12,967)    (21,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                           64            -           -          448     (20,466)           -
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            58            -           -          360     (35,781)           -

Changes from principal transactions:
    Purchase payments                                      1,166            -           -       56,951      34,841            -
    Contract distributions and terminations                   (7)           -           -      (12,056)    (11,973)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   81            -           -       28,231      (4,506)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,240            -           -       73,126      18,362            -
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  1,298            -           -       73,486     (17,419)           -
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,298            -           -      236,343     241,065            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (40)          (1)          -       16,659       1,636            2
    Net realized gain (loss) on investments and
        capital gains distributions                         (682)          (6)         (1)     (18,706)    (63,970)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (169)         (38)          1       (3,581)     10,124          (21)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (891)         (45)          -       (5,628)    (52,210)         (19)

Changes from principal transactions:
    Purchase payments                                      3,277          273          51       55,612      25,548          198
    Contract distributions and terminations                 (141)          (3)          -      (15,056)    (10,918)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (9)         (20)        (35)      33,966     (21,848)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,127          250          16       74,522      (7,218)         198
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,236          205          16       68,894     (59,428)         179
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $3,534         $205         $16     $305,237    $181,637         $179
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                    PIONEER      PIONEER
                                                       PIONEER      MID-CAP       SMALL     PROFUND VP   PROFUND VP  PROFUND VP
                                                       FUND VCT    VALUE VCT   COMPANY VCT     BULL      EUROPE 30    SMALL-CAP
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-          $-           $-           $-          $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (4)          (3)         (82)        (88)         (94)
    Net realized gain (loss) on investments and
        capital gains distributions                            3           -           (7)        (640)     (4,198)      (1,538)
    Net unrealized appreciation (depreciation) of
        investments                                           20          97           49          214          83          141
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            23          93           39         (508)     (4,203)      (1,491)

Changes from principal transactions:
    Purchase payments                                      1,074         620          857        3,580       1,157        2,754
    Contract distributions and terminations                   (6)         (6)           -         (153)       (293)        (281)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,184       4,432           42       17,664       9,651       18,986
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,252       5,046          899       21,091      10,515       21,459
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,275       5,139          938       20,583       6,312       19,968
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            2,275       5,139          938       20,583       6,312       19,968

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (98)       (478)         (39)        (488)       (191)        (628)
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,493)         76          (35)      (7,045)     (1,793)      (6,274)
    Net unrealized appreciation (depreciation) of
        investments                                       (1,359)     (6,968)        (577)      (1,022)       (425)      (1,582)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,950)     (7,370)        (651)      (8,555)     (2,409)      (8,484)

Changes from principal transactions:
    Purchase payments                                     10,991      22,661        2,180        5,734       2,797       11,484
    Contract distributions and terminations                 (339)     (1,418)         (56)      (1,352)       (941)      (4,103)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               10,087      34,050        1,006       14,855       9,868       19,747
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            20,739      55,293        3,130       19,237      11,724       27,128
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 17,789      47,923        2,479       10,682       9,315       18,644
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $20,064     $53,062       $3,417      $31,265     $15,627      $38,612
                                                      ===========================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                   PRUDENTIAL               PUTNAM VT                  SMITH
                                                                  SP JENNISON   PUTNAM VT INTERNATIONAL                BARNEY
                                                       PRUDENTIAL INTERNATIONAL GROWTH AND  GROWTH AND   PUTNAM VT      HIGH
                                                       JENNISON      GROWTH       INCOME      INCOME     VOYAGER II    INCOME
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $ 7,732     $ 2,720           $-           $-          $-        $ 446
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (407)       (126)          (1)          (2)         (1)          44
    Net realized gain (loss) on investments and
        capital gains distributions                       (5,401)     (3,123)          (1)          (4)          -          (32)
    Net unrealized appreciation (depreciation) of
        investments                                        2,985         418           13           16          46          (32)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,823)     (2,831)          11           10          45          (20)

Changes from principal transactions:
    Purchase payments                                     16,595       7,856          450          488         456            -
    Contract distributions and terminations                 (945)       (448)           -            -          (1)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               25,432       4,013           (6)         106          77          (31)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            41,082      11,421          444          594         532          (56)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 38,259       8,590          455          604         577          (76)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           45,991      11,310          455          604         577          370

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (821)       (297)           -          (29)        (20)          77
    Net realized gain (loss) on investments and
        capital gains distributions                      (12,816)     (2,827)         (30)         (12)         (8)         (33)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,790)       (897)        (254)        (412)       (431)         (62)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (16,427)     (4,021)        (284)        (453)       (459)         (18)

Changes from principal transactions:
    Purchase payments                                     16,384       7,906        1,270        2,192       1,233            -
    Contract distributions and terminations               (2,130)       (550)         (94)         (25)        (19)         (17)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               (6,070)        696          315          663         313          (16)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             8,184       8,052        1,491        2,830       1,527          (33)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 (8,243)      4,031        1,207        2,377       1,068          (51)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $37,748     $15,341       $1,662       $2,981      $1,645         $319
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         SMITH
                                                        BARNEY       SMITH       SMITH
                                                      INTERNATIONAL  BARNEY      BARNEY        UBS
                                                        ALL CAP     LARGE CAP    MONEY       TACTICAL
                                                        GROWTH       VALUE       MARKET     ALLOCATION
                                                      --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                               $455       $ 692         $156          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)         (1)         (12)         (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            1          13            -          (4)
    Net unrealized appreciation (depreciation) of
        investments                                         (142)        (79)           -          46
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (146)        (67)         (12)         40

Changes from principal transactions:
    Purchase payments                                          -           -            -         718
    Contract distributions and terminations                   (4)        (15)        (241)          -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (5)        (47)         318          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                (9)        (62)          77         747
                                                      --------------------------------------------------
Total increase (decrease)                                   (155)       (129)          65         787
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              300         563          221         787

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)         11           (8)        (12)
    Net realized gain (loss) on investments and
        capital gains distributions                           (9)        (24)           -         (15)
    Net unrealized appreciation (depreciation) of
        investments                                          (67)       (133)           -        (299)
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (77)       (146)          (8)       (326)

Changes from principal transactions:
    Purchase payments                                          -           -            -         768
    Contract distributions and terminations                   (3)         (9)        (174)        (87)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (19)        (37)         104         406
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (22)        (46)         (70)      1,087
                                                      --------------------------------------------------
Total increase (decrease)                                    (99)       (192)         (78)        761
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $201        $371         $143      $1,548
                                                      ==================================================


SEE ACCOMPANYING NOTES.

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                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2002

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2002, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, SmartDesign Contracts, and ING Rollover Choice Contracts.
GoldenSelect Contracts sold by Golden American during 2002 included DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark, and Generations Contracts. SmartDesign Contracts included Variable Annuity ("VA") and Advantage Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

At December 31, 2002, the Account had 151 investment divisions (the "Divisions") 44 of which invest in independently managed mutual funds and 107 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      The GCG Trust (continued):
   All Cap Series                                      Global Franchise Series (S Class) **
   All Cap Advisor Series **                           Global Franchise Advisor Series **
   Asset Allocation Growth Series                      Growth Series
   Capital Growth Series                               Growth Advisor Series **
   Capital Growth Advisor Series **                    Hard Assets Series
   Capital Guardian Small Cap Series                   Hard Assets Advisor Series **
   Capital Guardian Small Cap Advisor Series **        International Enhanced EAFE Series (S Class) **
   Core Bond Series                                    International Enhanced EAFE Advisor Series **
   Core Bond Advisor Series **                         International Equity Series
   Developing World Series                             International Equity Advisor Series **
   Developing World Advisor Series **                  Internet Tollkeeper Series
   Diversified Mid-Cap Series                          Internet Tollkeeper Advisor Series **
   Diversified Mid-Cap Advisor Series **               Investors Series
   Equity Growth Series (S Class) **                   Investors Advisor Series **
   Equity Growth Series Advisor Series **              J.P. Morgan Fleming Small Cap Equity Series (S Class) **
   Equity Income Series                                J.P. Morgan Fleming Small Cap Equity Advisor Series **
   Equity Income Advisor Series **                     Janus Growth and Income Series
   Equity Opportunity Series                           Janus Growth and Income Advisor Series **
   Equity Opportunity Series Advisor Series **         Large Cap Value Series
   Focus Value Series (S Class) **                     Large Cap Value Advisor Series **
   Focus Value Series Advisor Series **                Limited Maturity Bond Series
   Fully Managed Series                                Liquid Asset Series
   Fully Managed Advisor Series **                     Liquid Asset Advisor Series **
   Fundamental Growth Focus Series (S Class) **        Managed Global Series
   Fundamental Growth Advisor Series **                Managed Global Advisor Series **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

The GCG Trust (continued):                                      ING GET Fund:
   Mid-Cap Growth Series                                           ING GET Fund - Series N *
   Mid-Cap Growth Advisor Series **                                ING GET Fund - Series P *
   Real Estate Series                                              ING GET Fund - Series Q **
   Real Estate Advisor Series **                                   ING GET Fund - Series R **
   Research Series                                                 ING GET Fund - Series S **
   Research Advisor Series **                                      ING GET Fund - Series T **
   Special Situations Series                                       ING GET Fund - Series U **
   Special Situations Advisor Series **                         ING Partners, Inc.:
   Strategic Equity Series                                         ING Alger Growth Portfolio (Service Class) **
   Strategic Equity Advisor Series **                              ING American Century Small Cap Value Portfolio (Service Class) **
   Total Return Series                                             ING J.P. Morgan Mid Cap Value Portfolio (Service Class) **
   Total Return Advisor Series **                                  ING MFS(R)Capital Opportunities Portfolio (Initial Class) *
   Value Equity Series                                             ING MFS(R)Capital Opportunities Portfolio (Service Class) **
   Value Equity Advisor Series **                                  ING MFS(R)Global Growth Portfolio (Service Class) **
   Van Kampen Growth and Income Series                             ING OpCap Balanced Value Portfolio (Service Class) **
   Van Kampen Growth & Income Advisor Series **                    ING PIMCO Total Return Portfolio (Service Class) **
AIM Variable Insurance Funds:                                      ING Salomon Bros. Capital Portfolio (Service Class) **
   AIM V.I. Dent Demographic Trends Fund (Class II Shares) *       ING Salomon Bros. Investors Value Portfolio (Service Class) **
   AIM V.I. Growth Fund (Series II) *                              ING Scudder International Growth Portfolio (Service Class) **
   AIM V.I. Capital Appreciation Fund (Series II) **               ING T. Rowe Price Growth Equity Portfolio (Service Class) **
   AIM V.I. Core Equity Fund (Series II) **                        ING UBS Tactical Asset Allocation Portfolio (Service Class) **
   AIM V.I. Premier Equity Fund (Series II) **                     ING Van Kampen Comstock Portfolio (Service Class) **
Alliance Variable Products Series Fund, Inc.:                   ING Variable Insurance Trust:
   Alliance Bernstein Value Portfolio (Class B) *                  ING VP Worldwide Growth Portfolio (Service Shares)
   Alliance Growth and Income Portfolio (Class B) *             ING VP Bond Portfolio:
   Alliance Premier Growth Portfolio (Class B) *                   ING VP Bond Portfolio (Class S Shares) **
Fidelity(R)Variable Insurance Products Fund:                    ING Variable Portfolios, Inc.:
   Fidelity(R) VIP Growth Portfolio  (Service Class 2) *           ING VP Growth Portfolio (S Class) **
   Fidelity(R) VIP Equity-Income  Portfolio (Service Class 2) *    ING VP Index Plus LargeCap  Portfolio  (Class S) *
   Fidelity(R) VIP  Contrafund(R)Portfolio  (Service Class 2) *    ING VP Index Plus MidCap Portfolio (Class S) *
   Fidelity(R) VIP Overseas  Portfolio  (Service  Class 2) **      ING VP Index Plus SmallCap Portfolio (Class S) *
Franklin Templeton Variable Insurance Products Trust:              ING VP Small Company Portfolio (Class S) **
   Franklin Small Cap Value Securities Fund (Class 2) **           ING VP Value Opportunity Portfolio (Class S) *
Greenwich Street Series Fund:                                   ING Variable Products Trust:
   Greenwich Appreciation Portfolio                                ING VP Convertible Portfolio (Class S) *
The Galaxy VIP Fund:                                               ING VP Growth Opportunities Portfolio (Service Shares) *
   Galaxy VIP Asset Allocation Fund                                ING VP International Value Portfolio (Class S) **
   Galaxy VIP Equity Fund                                          ING VP Large Company Value Portfolio (Class S) *
   Galaxy VIP Growth and Income Fund                               ING VP LargeCap Growth Portfolio (Class S) *
   Galaxy VIP High Quality Bond Fund                               ING VP MagnaCap Portfolio (Service Shares) *
   Galaxy VIP Small Company Growth Fund                            ING VP MidCap Opportunities Portfolio (Class S) **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

ING Variable Products Trust (continued):                                 ProFunds VP:
   ING VP SmallCap Opportunities Portfolio (Service Shares) *               ProFund VP Bull *
INVESCO Variable  Investment Funds,  Inc.:                                  ProFund VP Europe 30 *
   INVESCO VIF - Financial  Services  Fund *                                ProFund  VP  Small-Cap  *
   INVESCO  VIF - Health Sciences Fund *                                 Prudential  Series Fund, Inc.:
   INVESCO VIF - Leisure Fund **                                            Prudential  Jennison Portfolio (Class II Shares)
   INVESCO VIF - Utilities Fund*                                            Prudential SP Jennison International Growth
Janus Aspen  Series:                                                           Portfolio  (Class II Shares)
   Janus Aspen Series  Balanced Portfolio  (Service  Class) **           Putnam  Variable  Trust:
   Janus  Aspen  Series Flexible  Income  Portfolio  (Service  Class) **    Putnam VT Growth  and Income (Class IB) *
   Janus Aspen Series Growth Portfolio (Service Class) **                   Putnam VT International  Growth and Income  (Class IB) *
   Janus Aspen  Series  Worldwide Growth Portfolio (Service Class) *        Putnam VT Voyager Fund II (Class IB) *
Oppenheimer Variable Accounts Fund:                                      Travelers Series Fund Inc.:
   Oppenheimer Global Securities Fund/VA (Service Class) **                 Smith Barney High Income Portfolio
   Oppenheimer Strategic Bond Fund/VA (Service Class) **                    Smith Barney International All Cap Growth Portfolio
PIMCO Variable Insurance Trust:                                             Smith Barney Large Cap Value Portfolio
   PIMCO High Yield Portfolio                                               Smith Barney Money Market Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio                          UBS Series Trust:
Pioneer Variable Contracts Trust:                                           UBS Tactical Allocation Portfolio (Class I) *
   Pioneer Equity-Income VCT Portfolio (Class II) **
   Pioneer Fund VCT Portfolio (Class II Shares) *
   Pioneer Mid-Cap Value VCT Portfolio (Class II Shares) *
   Pioneer Small Company VCT Portfolio (Class II) *

*   Division was new in 2001.
**  Division was new in 2002.


The GCG Trust Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Division were liquidated and Contractowner holdings were reallocated to the Liquid Asset Division as described in the Contract prospectus.

On April 27, 2001, following approval by it shareholders, all remaining proceeds in the GCG Trust Emerging Markets Division were liquidated and Contractowner holdings were reallocated to the GCG Trust Developing World Division as described in the Contract prospectus.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

               CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
ING MFS(R)Capital Opportunities             PPI MFS Capital Opportunities
ING VP Worldwide Growth                     Pilgrim Worldwide Growth
ING VP Index Plus LargeCap                  Aetna Index Plus LargeCap
ING VP Index Plus MidCap                    Aetna Index Plus MidCap
ING VP Index Plus SmallCap                  Aetna Index Plus SmallCap
ING VP Value Opportunity                    Aetna Value Opportunity
ING VP Convertible                          Pilgrim Convertible
ING VP Growth Opportunities                 Pilgrim Growth Opportunities
ING VP Large Company Value                  Pilgrim Growth and Income
ING VP LargeCap Growth                      Pilgrim LargeCap Growth
ING VP MagnaCap                             Pilgrim MagnaCap
ING VP SmallCap Opportunities               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

TRANSFERS

Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity including contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                            ANNUAL RATES
                                                               -----------------

DVA 80                                                                0.80%
DVA                                                                   0.90
DVA Series 100                                                        1.25
DVA Plus (pre February 2000) - Standard                               1.10
DVA Plus (post January 2000) - Standard                               1.15
DVA Plus (post 2000) - Standard                                       1.15
DVA Plus (pre February 2000) - Annual Ratchet                         1.25
DVA Plus (pre February 2000) - 5.5% Solution                          1.25
DVA Plus (post January 2000) - 5.5% Solution                          1.25
DVA Plus (post 2000) - 5.5% Solution                                  1.30
DVA Plus (post January 2000) - Annual Ratchet                         1.30
DVA Plus (pre February 2000) - 7% Solution                            1.40

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)


 SERIES                                                           ANNUAL RATES
                                                               -----------------

DVA Plus (post January 2000) - Max 5.5                                  1.40%
DVA Plus (post 2000) - Annual Ratchet                                   1.40
DVA Plus (post 2000) - Max 5.5                                          1.45
DVA Plus (post January 2000) - 7% Solution                              1.50
DVA Plus (post 2000) - 7% Solution                                      1.50
DVA Plus (post January 2000) - Max 7                                    1.60
DVA Plus (post 2000) - Max 7                                            1.60
Access (pre February 2000) - Standard                                   1.25
Access (post January 2000) - Standard                                   1.30
Access (post 2000) - Standard                                           1.30
Access (pre February 2000) - Annual Ratchet                             1.40
Access (pre February 2000) - 5.5% Solution                              1.40
Access (post January 2000) - Annual Ratchet                             1.45
Access (post January 2000) - 5.5% Solution                              1.45
Access (post 2000) - 5.5% Solution                                      1.45
Access (pre February 2000) - 7% Solution                                1.55
Access (post January 2000) - Max 5.5                                    1.55
Access (post 2000) - Annual Ratchet                                     1.55
Access (post 2000) - Max 5.5                                            1.60
Access (post January 2000) - 7% Solution                                1.65
Access (post 2000) - 7% Solution                                        1.65
Access (post April 2001) - Standard                                     1.65
Access (post January 2000) - Max 7                                      1.75
Access (post 2000) - Max 7                                              1.75
Access (post April 2001) - 5.5% Solution                                1.80
Access (post April 2001) - Annual Ratchet                               1.90
Access (post April 2001) - Max 5.5                                      1.95
Access (post April 2001) - 7% Solution                                  2.00
Access (post April 2001) - Max 7                                        2.10
Premium Plus (pre February 2000) - Standard                             1.25
Premium Plus (post January 2000) - Standard                             1.30

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                           ANNUAL RATES
                                                                 ---------------

Premium Plus (post 2000) - Standard                                    1.30%
Premium Plus (pre February 2000) - Annual Ratchet                      1.40
Premium Plus (pre February 2000) - 5.5% Solution                       1.40
Premium Plus (post January 2000) - Annual Ratchet                      1.45
Premium Plus (post January 2000) - 5.5% Solution                       1.45
Premium Plus (post 2000) - 5.5% Solution                               1.45
Premium Plus (pre February 2000) - 7% Solution                         1.55
Premium Plus (post January 2000) - Max 5.5                             1.55
Premium Plus (post 2000) - Annual Ratchet                              1.55
Premium Plus (post 2000) - Max 5.5                                     1.60
Premium Plus (post January 2000) - 7% Solution                         1.65
Premium Plus (post 2000) - 7% Solution                                 1.65
Premium Plus (post January 2000) - Max 7                               1.75
Premium Plus (post 2000) - Max 7                                       1.75
ES II (pre 2001)                                                       1.25
ES II (post 2000) - Standard                                           1.25
ES II (post 2000) - Deferred Ratchet                                   1.30
ES II (post 2000) - 5.5% Solution                                      1.40
ES II (post 2000) - Annual Ratchet                                     1.50
ES II (post 2000) - Max 5.5                                            1.55
ES II (post 2000) - 7% Solution                                        1.60
ES II (post 2000) - Max 7                                              1.70
Value - Standard                                                       0.75
Access One                                                             0.35
Granite PrimElite - Standard                                           1.10
Granite PrimElite - Annual Ratchet                                     1.25
Generations - Standard                                                 1.25
Generations - Deferred Ratchet                                         1.30
Generations - Annual Ratchet                                           1.50
Generations - 7% Solution                                              1.60
Generations - Max 7                                                    1.70
Landmark - Standard                                                    1.50

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                            ANNUAL RATES
                                                               -----------------

Landmark - 5.5% Solution                                              1.65%
Landmark - Annual Ratchet                                             1.75
Landmark - Max 5.5                                                    1.80
Landmark - 7% Solution                                                1.85
Landmark - Max 7                                                      1.95
VA Option I                                                           0.80
VA Option II                                                          1.10
VA Option III                                                         1.25
VA Bonus Option I                                                     1.30
VA Bonus Option II                                                    1.60
VA Bonus Option III                                                   1.75
Advantage Option I                                                    2.05
Advantage Option II                                                   2.25
Advantage Option III                                                  2.30
Rollover Choice Option I                                              0.60
Rollover Choice Option II                                             0.80
Rollover Choice Option III                                            0.95

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, and Rollover Choice Contracts.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


 3. CHARGES AND FEES (CONTINUED)

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of deferred annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

CONTINGENT DEFERRED SALES CHARGES

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.


  COMPLETE YEARS                 GRANITE
  ELAPSED SINCE         DVA     PRIMELITE
 PREMIUM PAYMENT        80          &       PREMIUM       ES II &                                              ROLLOVER
                      & DVA      DVA PLUS     PLUS     GENERATIONS   VALUE    ADVANTAGE     LANDMARK   VA       CHOICE
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------
        0               6%        7%            8%          8%          6%         6%           6%      7%        6%
        1               5         7             8           7           6          5            5       7         6
        2               4         6             8           6           6          4            4       6         5
        3               3         5             8           5           5          -            3       6         4
        4               2         4             7           4           4          -            -       5         3
        5               1         3             6           3           3          -            -       4         2
        6               -         1             5           2           1          -            -       3         1
        7               -         -             3           1           -          -            -       -         -
        8               -         -             1           -           -          -            -       -         -
       9+               -         -             -           -           -          -            -       -         -
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.


NET ASSETS RETAINED IN THE ACCOUNT BY GOLDEN AMERICAN LIFE INSURANCE COMPANY

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED
                                      -----------------------------
                                           2002            2001
                                      --------------- -------------
                                        (DOLLARS IN THOUSANDS)

Balance at beginning of year              $ 135          $  813
Sales load advanced                           9              46
Amortization of deferred
   sales load and premium tax              (144)           (724)
                                      --------------- -------------
Balance at end of year                  $     -        $   135
                                      =============== =============

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:




                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust:
   All Cap                                                          $99,898        $62,269        $215,529         $18,161
   All Cap Advisor                                                      177              -               -               -
   Asset Allocation Growth                                           18,227         10,179          46,049             798
   Capital Growth                                                   271,861        306,181         150,331         150,151
   Capital Growth Advisor                                               154              -               -               -
   Capital Guardian Small Cap                                       830,463        842,708         474,975         410,116
   Capital Guardian Small Cap Advisor                                   320              -               -               -
   Core Bond                                                        332,380         34,599          96,443          23,096
   Core Bond Advisor                                                    995              -               -               -
   Developing World                                                 256,419        261,252         514,464         492,886
   Developing World Advisor                                              81              -               -               -
   Diversified Mid-Cap                                               58,638          6,680          51,740           5,350
   Diversified Mid-Cap Advisor                                          224              -               -               -
   Emerging Markets                                                       -              -          49,902          69,646
   Equity Growth                                                      5,244            623               -               -
   Equity Growth Advisor                                                480              -               -               -
   Equity Income                                                    166,618        101,344         216,341          81,506
   Equity Income Advisor                                                673             13               -               -
   Equity Opportunity                                               147,404        177,811         142,512         114,142
   Equity Opportunity Advisor                                            34              -               -               -
   Focus Value                                                        6,954            731               -               -
   Focus Value Advisor                                                   50              -               -               -
   Fully Managed                                                    383,713         62,233         377,005          90,177
   Fully Managed Advisor                                                946             34               -               -
   Fundamental Growth Focus                                           3,288            415               -               -
   Fundamental Growth Advisor                                           113              -               -               -
   Global Franchise                                                  19,859          4,824               -               -
   Global Franchise Advisor                                             744             42               -               -
   Growth                                                           922,370      1,085,634         838,003         854,786
   Growth Advisor                                                        97              -               -               -
   Hard Assets                                                      102,835         64,011          15,759          19,014
   Hard Assets Advisor                                                   95              -               -               -
   International Enhanced EAFE                                       18,536         13,290               -               -
   International Enhanced EAFE Advisor                                  166              -               -               -
   International Equity                                             684,796        688,451       1,288,757       1,304,170

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust (continued):
   International Equity Advisor                                       $ 254             $-             $ -             $ -
   Internet Tollkeeper                                               16,754          6,112           5,934             392
   Internet Tollkeeper Advisor                                           57              -               -               -
   Investors                                                         37,278          9,900          79,313           6,102
   Investors Advisor                                                    297              -               -               -
   J.P. Morgan Fleming Small Cap Equity                              10,549            557               -               -
   J.P. Morgan Fleming Small Cap Advisor                                520              -               -               -
   Janus Growth and Income                                           77,366         13,632          85,909           2,016
   Janus Growth and Income Advisor                                      602              -               -               -
   Large Cap Value                                                  137,118         37,870         192,419          13,495
   Large Cap Value Advisor                                              347              -               -               -
   Limited Maturity Bond                                            289,313        109,521         320,388         165,480
   Liquid Asset                                                   6,067,854      6,116,068       5,778,907       5,387,088
   Liquid Asset Advisor                                               3,353          1,553               -               -
   Managed Global Series                                            439,191        413,705         994,534         946,349
   Managed Global Advisor                                                51              -               -               -
   Market Manager                                                         -              -           3,388           8,410
   Mid-Cap Growth                                                   672,311        703,631         813,977         747,789
   Mid-Cap Growth Advisor                                               558              -               -               -
   Real Estate                                                      137,466         62,909          71,207          46,270
   Real Estate Advisor                                                  278              -               -               -
   Research                                                         171,313        231,552         208,240         178,793
   Research Advisor                                                     329              -               -               -
   Special Situations                                                11,468          6,198          21,339           1,778
   Special Situations Advisor                                            56              -               -               -
   Strategic Equity                                                 403,752        448,147         199,079         223,594
   Strategic Equity Advisor                                              79              -               -               -
   Total Return                                                     268,590        141,319         303,584          73,267
   Total Return Advisor                                               1,034             51               -               -
   Value Equity                                                     102,513         90,027         109,345          74,755
   Value Equity Advisor                                                 110              -               -               -
   Van Kampen Growth and Income                                      60,273        127,038          60,251          72,471
   Van Kampen Growth and Income Advisor                               1,031             31               -               -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                  16,368          5,241           3,649              90
   AIM V.I. Growth                                                      987            372             427               2
   AIM V.I. Capital Appreciation                                         34              -               -               -
   AIM V.I. Core Equity                                                  44              -               -               -
   AIM V.I. Premier Equity                                               87              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31
                                                                           2002                           2001
                                                              --------------------------------------------------------------
                                                                PURCHASES         SALES         PURCHASES        SALES
                                                              --------------------------------------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value                                          $ 2,631          $ 257           $ 648            $ 66
   Alliance Growth and Income                                          4,785            619           1,659              44
   Alliance Premier Growth                                             3,175          1,593           1,115              79
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                                               48,243         23,758             705              44
   Fidelity(R)VIP Equity-Income                                        62,498         39,048           1,945              55
   Fidelity(R)VIP Contrafund(R)                                         4,406            783           1,568             436
   Fidelity(R)VIP Overseas                                                  9              -               -               -
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                                    20              -               -               -
Greenwich Street Series Fund:
   Greenwich Appreciation                                                 81             74              54             116
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                                            33            431             214             191
   Galaxy VIP Equity                                                      22            132             130             187
   Galaxy VIP Growth and Income                                            -             32              59             119
   Galaxy VIP High Quality Bond                                           32             58              90              18
   Galaxy VIP Small Company Growth                                        13             11              19               6
ING GET Fund:
   ING GET Fund - Series N                                               733          2,401          33,144           3,009
   ING GET Fund - Series P                                             6,579         18,769         152,998             246
   ING GET Fund - Series Q                                           182,185         15,241           1,904               -
   ING GET Fund - Series R                                           184,803         15,647               -               -
   ING GET Fund - Series S                                           227,944          9,645               -               -
   ING GET Fund - Series T                                           237,424          1,768               -               -
   ING GET Fund - Series U                                             1,047              -               -               -
ING Partners, Inc.:
   ING Alger Growth                                                       43              -               -               -
   ING American Century Small Cap Value                                    2              -               -               -
   ING J.P. Morgan Mid Cap Value                                         357             60               -               -
   ING MFS(R)Capital Opportunities                                     1,163            193             661               9
   ING MFS(R)Capital Opportunities                                        85              -               -               -
   ING MFS(R)Global Growth                                                76              1               -               -
   ING OpCap Balanced Value                                              131              -               -               -
   ING PIMCO Total Return                                                627             29               -               -
   ING Salomon Bros. Capital                                               9              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
ING Partners, Inc. (continued):
   ING Salomon Bros. Investors Value                                    $ 4            $ -              $-             $ -
   ING Scudder International Growth                                       8              -               -               -
   ING T. Rowe Price Growth Equity                                      162              -               -               -
   ING UBS Tactical Asset Allocation                                      2              -               -               -
   ING Van Kampen Comstock                                            1,785             55               -               -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                           24,169          9,196          24,855           8,371
ING VP Bond Portfolio:
   ING VP Bond                                                       63,496         13,839               -               -
ING Variable Portfolios, Inc.:
   ING VP Growth                                                         51              1               -               -
   ING VP Index Plus LargeCap                                         7,078          2,691             896             101
   ING VP Index Plus MidCap                                           9,240          3,466             852              62
   ING VP Index Plus SmallCap                                         8,715          4,883             854             227
   ING VP Small Company                                                 251             37               -               -
   ING VP Value Opportunity                                           1,251            169             314              15
ING Variable Products Trust:
   ING VP Convertible                                                 1,096            187             195               3
   ING VP Growth Opportunities                                       10,173          2,384           7,080           1,675
   ING VP International Value                                            53              1               -               -
   ING VP Large Company Value                                         1,376            372             442             291
   ING VP LargeCap Growth                                             1,869          1,053             538               8
   ING VP MagnaCap                                                   13,443          3,846           5,521             131
   ING VP MidCap Opportunities                                           16              -               -               -
   ING VP SmallCap Opportunities                                     31,124          1,969          20,495           5,437
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                                  63,673         40,543           3,684           1,338
   INVESCO VIF - Health Sciences                                     83,757         58,204          13,606           2,751
   INVESCO VIF - Leisure                                              7,516          1,277               -               -
   INVESCO VIF - Utilities                                            8,167            944           1,085             117
Janus Aspen Series:
   Janus Aspen Series Balanced                                          565             37               -               -
   Janus Aspen Series Flexible Income                                   276              3               -               -
   Janus Aspen Series Growth                                            225              1               -               -
   Janus Aspen Series Worldwide Growth                              104,529        101,442           1,300              62

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                                      $ 274            $24             $ -             $ -
   Oppenheimer Strategic Bond                                            53             36               -               -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                                                 217,839        126,620         187,456         101,450
   PIMCO StocksPLUS Growth and Income                                92,182         97,761          78,983          54,922
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                                            200              1               -               -
   Pioneer Fund VCT                                                  27,454          6,810           2,403             151
   Pioneer Mid-Cap Value VCT                                         69,537         13,624           5,058              16
   Pioneer Small Company VCT                                          3,491            398             978              82
ProFunds VP:
   ProFund VP Bull                                                  114,057         95,299          41,559          20,550
   ProFund VP Europe 30                                             318,634        307,100         179,473         169,046
   ProFund VP Small-Cap                                             321,292        294,784         202,340         180,975
Prudential Series Fund, Inc.:
   Prudential Jennison                                              223,318        215,947         161,864         120,999
   Prudential SP Jennison International Growth                       44,081         36,323          72,009          60,714
Putnam Variable Trust:
   Putnam VT Growth and Income                                        1,662            172             456              13
   Putnam VT International Growth and Income                          3,063            261             625              33
   Putnam VT Voyager II                                               1,601             94             539               8
Travelers Series Fund Inc.:
   Smith Barney High Income                                              82             38              51              62
   Smith Barney International All Cap Growth                              4             26               4              19
   Smith Barney Large Cap Value                                          19             54              30              71
   Smith Barney Money Market                                              2             80             194             129
UBS Series Trust:
   UBS Tactical Allocation                                            1,316            240             794              49

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



6. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2002 and 2001 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract). All of the units issued for the GCG Trust Market Manager Division resulted from such updates.


                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust:
   All Cap                                        14,295,321    10,877,332     3,417,989     20,782,291    4,029,958   16,752,333
   All Cap Advisor                                    18,492             -        18,492              -            -            -
   Asset Allocation Growth                         2,524,223     1,691,382       832,841      5,576,656      359,275    5,217,381
   Capital Growth                                 12,673,641    14,350,360    (1,676,719)     9,170,101    7,646,399    1,523,702
   Capital Growth Advisor                              3,459             -         3,459              -            -            -
   Capital Guardian Small Cap                     31,167,383    33,693,558    (2,526,175)    12,516,724   12,352,679      164,045
   Capital Guardian Small Cap Advisor                 14,125             -        14,125              -            -            -
   Core Bond                                      58,286,404    59,112,337      (825,933)    32,782,567   28,723,840    4,058,727
   Core Bond Advisor                                  32,995            27        32,968              -            -            -
   Developing World                               31,632,928     7,268,250    24,364,678      9,464,453    3,028,846    6,435,607
   Developing World Advisor                           96,894           124        96,770              -            -            -
   Diversified Mid-Cap                            38,357,135    38,795,832      (438,697)    77,143,940   74,214,198    2,929,742
   Diversified Mid-Cap Advisor                         8,162             3         8,159              -            -            -
   Emerging Markets                                8,678,192     2,364,577     6,313,615      6,501,025    1,269,887    5,231,138
   Equity Growth                                      23,763           590        23,173              -            -            -
   Equity Growth Advisor                                   -             -             -      7,053,917    9,615,850   (2,561,933)
   Equity Income                                     715,898       157,257       558,641              -            -            -
   Equity Income Advisor                              47,562             -        47,562              -            -            -
   Equity Opportunity                             10,707,624     7,860,701     2,846,923     11,244,435    5,753,173    5,491,262
   Equity Opportunity Advisor                         68,680         3,462        65,218              -            -            -
   Focus Value                                       927,802       217,748       710,054              -            -            -
   Focus Value Advisor                                 4,735             -         4,735              -            -            -
   Fully Managed                                  16,893,498     5,743,297    11,150,201     15,753,519    5,774,203    9,979,316
   Fully Managed Advisor                              92,813         3,431        89,382              -            -            -
   Fundamental Growth Focus                          412,537        67,974       344,563              -            -            -
   Fundamental Growth Advisor                         11,445             7        11,438              -            -            -
   Global Franchise                                2,512,607       851,207     1,661,400              -            -            -
   Global Franchise Advisor                           78,879         4,514        74,365              -            -            -
   Growth                                         88,418,811   101,385,523   (12,966,712)    56,738,599   57,342,210     (603,611)
   Growth Advisor                                      9,416             -         9,416              -            -            -
   Hard Assets                                     8,767,576     6,176,025     2,591,551      1,479,521    1,669,257     (189,736)
   Hard Assets Advisor                                 9,841             -         9,841              -            -            -
   International Enhanced EAFE                     2,304,452     1,696,647       607,805              -            -            -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust (continued):
   International Enhanced EAFE Advisor                16,921            29        16,892              -            -            -
   International Equity                           88,470,226    88,235,675       234,551    140,797,564  141,233,941     (436,377)
   International Equity Advisor                       25,956             3        25,953              -            -            -
   Internet Tollkeeper                             3,969,315     1,909,841     2,059,474        867,730      158,666      709,064
   Internet Tollkeeper Advisor                         5,119             -         5,119              -            -            -
   Investors                                       5,380,431     2,510,400     2,870,031      8,174,409    1,445,937    6,728,472
   Investors Advisor                                  30,514            17        30,497              -            -            -
   J.P. Morgan Fleming Small Cap Equity            1,450,310       238,479     1,211,831              -            -            -
   J.P. Morgan Fleming Small Cap Advisor              53,904             3        53,901              -            -            -
   Janus Growth and Income                        11,879,305     3,750,330     8,128,975     10,214,159    1,007,740    9,206,419
   Janus Growth and Income Advisor                    60,374             -        60,374              -            -            -
   Large Cap Value                                22,131,127    10,157,539    11,973,588     21,298,417    3,032,221   18,266,196
   Large Cap Value Advisor                            32,499             -        32,499              -            -            -
   Limited Maturity Bond                          19,089,421    10,093,155     8,996,266     21,094,466   13,022,965    8,071,501
   Liquid Asset                                  432,718,159   435,462,419    (2,744,260)   406,837,337  381,974,408   24,862,929
   Liquid Asset Advisor                              376,779       196,446       180,333              -            -            -
   Managed Global                                 29,219,248    27,211,114     2,008,134     57,913,358   54,827,286    3,086,072
   Managed Global Advisor                              4,848             -         4,848              -            -            -
   Market Manager                                          -             -             -              -      238,516     (238,516)
   Mid-Cap Growth                                 37,536,301    39,509,334    (1,973,033)    26,837,412   24,939,789    1,897,623
   Mid-Cap Growth Advisor                             56,277             2        56,275              -            -            -
   Real Estate                                     6,070,387     3,723,970     2,346,417      3,276,661    2,545,459      731,202
   Real Estate Advisor                                28,719             3        28,716              -            -            -
   Research                                       14,355,356    17,693,135    (3,337,779)    11,109,168   10,124,605      984,563
   Research Advisor                                   33,623             -        33,623              -            -            -
   Special Situations                              2,057,335     1,380,067       677,268      3,020,279      751,676    2,268,603
   Special Situations Advisor                          5,773             -         5,773              -            -            -
   Strategic Equity                               39,062,471    42,593,565    (3,531,094)    18,048,284   19,375,073   (1,326,789)
   Strategic Equity Advisor                            8,044             -         8,044              -            -            -
   Total Return                                   17,689,754    11,652,054     6,037,700     16,341,446    6,826,503    9,514,943
   Total Return Advisor                              100,210         5,006        95,204              -            -            -
   Value Equity                                    8,835,743     8,086,769       748,974      7,284,108    5,650,995    1,633,113
   Value Equity Advisor                               12,051           923        11,128              -            -            -
   Van Kampen Growth and Income                    5,686,825     8,964,808    (3,277,983)     5,403,189    5,969,298     (566,109)
   Van Kampen Growth and Income Advisor              105,373         4,220       101,153              -            -            -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                2,175,335       948,298     1,227,037        339,548       16,457      323,091
   AIM V.I. Growth                                   129,633        51,493        78,140         42,954           57       42,897
   AIM V.I. Capital Appreciation                       3,701             -         3,701              -            -            -
   AIM V.I. Core Equity                                4,961             -         4,961              -            -            -
   AIM V.I. Premier Equity                            11,714             -        11,714              -            -            -
Alliance Variable Products Series Fund, Inc.
   Alliance Bernstein Value                          298,200        42,183       256,017         71,653       12,180       59,473
   Alliance Growth and Income                        585,752       114,322       471,430        181,005        8,620      172,385
   Alliance Premier Growth                           467,717       260,296       207,421        123,347        9,253      114,094


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                           8,076,321      4,495,778     3,580,543        80,283        5,508       74,775
   Fidelity(R)VIP Equity-Income                    8,251,501      5,400,874     2,850,627       214,691       11,435      203,256
   Fidelity(R)VIP Contrafund(R)                      540,071        148,494       391,577       171,166       49,255      121,911
   Fidelity(R)VIP Overseas                             1,171              -         1,171
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                 1,965             25         1,940             -            -            -
Greenwich Street Series Fund:
   Greenwich Appreciation                              4,624          4,584            40         2,637        6,303       (3,666)
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                         1,789         52,447       (50,658)       19,007       19,492         (485)
   Galaxy VIP Equity                                   2,539         15,793       (13,254)       11,685       17,902       (6,217)
   Galaxy VIP Growth and Income                          561          3,752        (3,191)        5,606       12,104       (6,498)
   Galaxy VIP High Quality Bond                        2,096          4,759        (2,663)        7,406        1,490        5,916
   Galaxy VIP Small Company Growth                     1,172          1,052           120         1,341          329        1,012
ING GET Fund:
   ING GET Fund - Series N                            43,042        189,804      (146,762)    3,305,373      296,325    3,009,048
   ING GET Fund - Series P                           772,618      1,720,085      (947,467)   15,403,642      127,730   15,275,912
   ING GET Fund - Series Q                        18,122,750      1,458,265    16,664,485       190,471            -      190,471
   ING GET Fund - Series R                        18,803,947      1,893,348    16,910,599             -            -            -
   ING GET Fund - Series S                        22,953,264      1,085,776    21,867,488             -            -            -
   ING GET Fund - Series T                        23,875,059        232,370    23,642,689             -            -            -
   ING GET Fund - Series U                           104,774              -       104,774             -            -            -
ING Partners, Inc.:
   ING Alger Growth                                    5,956              -         5,956             -            -            -
   ING American Century Small Cap Value                  215              -           215             -            -            -
   ING J.P. Morgan Mid Cap Value                         950             31           919             -            -            -
   ING MFS(R)Capital Opportunities (Initial Class)    39,538          6,696        32,842             -            -            -
   ING MFS(R)Capital Opportunities (Service Class)   169,917         39,170       130,747        79,584        1,274       78,310
   ING MFS(R)Global Growth                            10,569              -        10,569             -            -            -
   ING OpCap Balanced Value                            9,184            144         9,040             -            -            -
   ING PIMCO Total Return                             16,208              -        16,208             -            -            -
   ING Salomon Bros. Capital                          57,930          2,748        55,182             -            -            -
   ING Salomon Bros. Investors Value                     487              -           487             -            -            -
   ING Scudder International Growth                    1,232              -         1,232             -            -            -
   ING T. Rowe Price Growth Equity                    19,085              -        19,085             -            -            -
   ING UBS Tactical Asset Allocation                     297              -           297             -            -            -
   ING Van Kampen Comstock                           218,552          8,852       209,700             -            -            -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         4,884,109      2,447,811     2,436,298     3,791,068    1,563,623    2,227,445
ING VP Bond Portfolio:
   ING VP Bond                                     7,230,384      2,562,132     4,668,252             -            -            -
ING Variable Portfolios, Inc.:
   ING VP Growth                                       6,679            110         6,569             -            -            -
   ING VP Index Plus LargeCap                        989,798        442,688       547,110        99,176       12,643       86,533
   ING VP Index Plus MidCap                        1,075,901        467,221       608,680        90,604        7,688       82,916

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
   ING VP Index Plus SmallCap                      1,032,462       634,554       397,908         96,255       28,852       67,403
   ING VP Small Company                               27,484         6,772        20,712              -            -            -
   ING VP Value Opportunity                          162,657        30,086       132,571         34,696        1,645       33,051
ING Variable Products Trust:
   ING VP Convertible                                111,643        22,720        88,923         18,782          347       18,435
   ING VP Growth Opportunities                     1,984,390       760,395     1,223,995        931,175      259,800      671,375
   ING VP International Value                          5,020            82         4,938              -            -            -
   ING VP Large Company Value                        151,517        46,425       105,092         45,138       30,153       14,985
   ING VP LargeCap Growth                            281,373       173,739       107,634         56,377          733       55,644
   ING VP MagnaCap                                 1,873,780       706,779     1,167,001        632,349       53,590      578,759
   ING VP MidCap Opportunities                         1,700             -         1,700              -            -            -
   ING VP SmallCap Opportunities                   6,167,933     1,352,225     4,815,708      2,548,996      811,701    1,737,295
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                8,952,534     6,278,761     2,673,773        434,280      177,355      256,925
   INVESCO VIF - Health Sciences                  11,553,067     8,591,990     2,961,077      1,421,950      369,814    1,052,136
   INVESCO VIF - Leisure                           1,002,159       278,062       724,097              -            -            -
   INVESCO VIF - Utilities                         1,413,473       305,358     1,108,115        141,238       22,159      119,079
Janus Aspen Series:
   Janus Aspen Series Balanced                        57,501         3,830        53,671              -            -            -
   Janus Aspen Series Flexible Income                 25,934           170        25,764              -            -            -
   Janus Aspen Series Growth                          26,711            20        26,691              -            -            -
   Janus Aspen Series Worldwide Growth            13,323,220    12,946,666       376,554        146,938        8,275      138,663
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                      29,681         2,882        26,799              -            -            -
   Oppenheimer Strategic Bond                          5,028         3,500         1,528              -            -            -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                               27,197,895    19,409,516     7,788,379     21,217,537   13,988,901    7,228,636
   PIMCO StocksPLUS Growth and Income             13,357,877    14,285,763      (927,886)     8,925,373    7,365,612    1,559,761
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                          21,635            61        21,574              -            -            -
   Pioneer Fund VCT                                3,769,608     1,315,200     2,454,408        268,899       26,350      242,549
   Pioneer Mid-Cap Value VCT                       7,875,737     2,670,048     5,205,689        576,552       96,828      479,724
   Pioneer Small Company VCT                         431,876        92,472       339,404        107,907       10,101       97,806
ProFunds VP:
   ProFund VP Bull                                18,816,487    16,427,269     2,389,218      4,686,896    2,370,498    2,316,398
   ProFund VP Europe 30                           50,746,741    48,922,218     1,824,523     23,135,968   22,371,682      764,286
   ProFund VP Small-Cap                           44,254,935    41,001,972     3,252,963     21,972,144   19,853,663    2,118,481
Prudential Series Fund, Inc.:
   Prudential Jennison                            45,072,785    43,503,839     1,568,946     26,252,187   19,904,133    6,348,054
   Prudential SP Jennison International
      Growth                                      10,464,472     8,810,383     1,654,089     12,383,699   10,604,474    1,779,225
Putnam Variable Trust:
   Putnam VT Growth and Income                       199,811        27,845       171,966         50,302        2,090       48,212
   Putnam VT International Growth and Income         355,859        48,525       307,334         70,513        6,733       63,780
   Putnam VT Voyager II                              227,745        22,636       205,109         68,823        2,835       65,988


                                      109

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                               35         3,035        (3,000)            93        4,626       (4,533)
   Smith Barney International All Cap Growth              80         2,233        (2,153)           277        1,051         (774)
   Smith Barney Large Cap Value                          114         3,173        (3,059)             6        3,282       (3,276)
   Smith Barney Money Market                              16         6,191        (6,175)        15,005       10,129        4,876
UBS Series Trust:
   UBS Tactical Allocation                           165,483        32,046       133,437         89,352        5,615       83,737

                                      110

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2002 follows:

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP
Contracts in accumulation period:
DVA                                                                                   41,458.754   $8.65         $358,618
DVA Series 100                                                                         3,137.705    8.56           26,859
DVA Plus - Standard (pre February 2000)                                               94,490.061    8.59          811,670
DVA Plus - Standard (post January 2000 & post 2000)                                  355,697.642    8.57        3,048,329
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              3,519,149.243    8.55       30,088,726
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,205,675.709    8.54       35,916,471
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,646,986.989    8.51       14,015,859
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        957,911.527    8.50        8,142,248
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,505,988.275    8.49       12,785,840
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    3,652,427.624    8.47       30,936,062
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,438,659.230    8.46       12,171,057
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,308,447.252    8.45       27,956,379
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           5,615,264.398    8.42       47,280,526
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,104.907    8.41           26,112
Access - Annual Ratchet (post April 2001)                                            186,268.904    8.39        1,562,796
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 892,250.465    8.37        7,468,136

                                      111

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP (CONTINUED)
Access - 7% Solution (post April 2001)                                               142,957.557   $8.36       $1,195,125
Access  - Max 7 (post April 2001)                                                    381,029.823    8.34        3,177,789
ES II - Max 7 (post 2000), Generations - Max 7                                       915,050.379    8.44        7,723,025
Landmark - 7% Solution                                                               294,227.794    8.40        2,471,513
Value                                                                                 71,708.265    8.68          622,428
                                                                                -----------------        -----------------
                                                                                  29,231,892.503             $247,785,568
                                                                                =================        =================

GCG TRUST ALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,130.121   $9.53          $29,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   75.548    9.53              720
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,247.033    9.53           21,414
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            8,123.878    9.52           77,339
ES II - Max 7 (post 2000), Generations - Max 7                                         4,915.691    9.52           46,797
                                                                                -----------------        -----------------
                                                                                      18,492.271                 $176,100
                                                                                =================        =================

GCG TRUST ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                    2,027.410   $7.33          $14,861
DVA Plus - Standard (pre February 2000)                                               26,126.263    7.29          190,460
DVA Plus - Standard (post January 2000 & post 2000)                                   70,920.996    7.28          516,305
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                660,455.843    7.26        4,794,909
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,194,266.289    7.25        8,658,431
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          169,483.674    7.24        1,227,062

                                      112

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ASSET ALLOCATION GROWTH (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        187,063.134   $7.23       $1,352,466
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             337,704.673    7.22        2,438,228
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      501,198.187    7.21        3,613,639
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          446,755.295    7.20        3,216,638
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    987,291.899    7.20        7,108,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,284,001.843    7.18        9,219,133
Access - Annual Ratchet (post April 2001)                                             51,903.335    7.16          371,628
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 224,828.378    7.15        1,607,523
Access - 7% Solution (post April 2001)                                                31,656.908    7.14          226,030
Access  - Max 7 (post April 2001)                                                     69,349.514    7.12          493,769
ES II - Max 7 (post 2000), Generations - Max 7                                       241,486.345    7.19        1,736,287
Landmark - 7% Solution                                                                48,142.273    7.16          344,699
Value                                                                                 16,589.694    7.35          121,934
                                                                                -----------------        -----------------
                                                                                   6,551,251.953              $47,252,504
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                 1,607.870  $10.52          $16,915
DVA                                                                                  153,146.430   10.37        1,588,128
DVA Series 100                                                                         8,227.787   10.13           83,347
DVA Plus - Standard (pre February 2000)                                              380,316.760   10.20        3,879,231
DVA Plus - Standard (post January 2000 & post 2000)                                  142,766.855   10.17        1,451,939
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,368,760.600   10.10       54,224,482
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,918,853.410   10.06       19,303,665

                                      113

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,478,808.490   $9.99      $44,743,297
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        749,731.689    9.96        7,467,328
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             481,010.436    9.92        4,771,624
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,139,683.548    9.89       60,721,470
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,585.888    9.86        6,079,537
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,761,535.292    9.82       17,298,277
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,863,527.950    9.76       18,188,033
Access - Annual Ratchet (post April 2001)                                             30,974.973    9.66          299,218
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 184,178.500    9.62        1,771,797
Access - 7% Solution (post April 2001)                                                58,702.850    9.59          562,960
Access  - Max 7 (post April 2001)                                                     67,393.152    9.52          641,583
ES II - Max 7 (post 2000), Generations - Max 7                                       249,302.116    9.79        2,440,668
Landmark - 7% Solution                                                                56,387.454    9.69          546,394
Value                                                                                 65,321.974   10.45          682,615
                                                                                -----------------        -----------------
                                                                                  24,776,824.024             $246,762,508
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  1,843.350  $10.46          $19,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 341.182   10.45            3,565

                                      114

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,840.247  $10.45          $71,481
ES II - Max 7 (post 2000), Generations - Max 7                                         5,100.584   10.45           53,301
                                                                                -----------------        -----------------
                                                                                      14,125.363                 $147,628
                                                                                =================        =================
GCG TRUST CAPITAL GUARDIAN SMALL CAP
Currently payable annuity products:
DVA                                                                                    2,297.593  $13.52          $31,063
Contracts in accumulation period:
DVA 80                                                                                14,858.695   13.71          203,713
DVA                                                                                  214,874.378   13.52        2,905,102
DVA Series 100                                                                        13,572.305   13.18          178,883
DVA Plus - Standard (pre February 2000)                                              343,421.977   13.28        4,560,644
DVA Plus - Standard (post January 2000 & post 2000)                                  235,631.961   13.23        3,117,411
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,592,780.344   13.14       73,489,134
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,987,430.595   13.09       39,105,466
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,048,976.100   13.00       52,636,689
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,000,666.713   12.95       12,958,634
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             874,016.460   12.91       11,283,552
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,163,677.792   12.86       53,544,896
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          857,077.537   12.82       10,987,734
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,319,409.725   12.77       29,618,862

                                      115

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GUARDIAN SMALL CAP (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,389,035.932  $12.68      $30,292,976
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,453.358   12.64           18,370
Access - Annual Ratchet (post April 2001)                                             61,290.156   12.55          769,191
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 350,648.747   12.50        4,383,109
Access - 7% Solution (post April 2001)                                                54,701.732   12.46          681,584
Access  - Max 7 (post April 2001)                                                     69,007.571   12.37          853,624
ES II - Max 7 (post 2000), Generations - Max 7                                       518,748.741   12.73        6,603,671
Landmark - 7% Solution                                                               123,957.985   12.59        1,560,631
Access One                                                                             1,141.000   14.00           15,974
Value                                                                                100,785.890   13.61        1,371,696
                                                                                -----------------        -----------------
                                                                                  26,339,463.287             $341,172,609
                                                                                =================        =================

GCG TRUST CAPITAL GUARDIAN SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  5,340.969   $9.73          $51,968
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            1,152.595    9.72           11,203
ES II - Max 7 (post 2000), Generations - Max 7                                        26,474.859    9.72          257,336
                                                                                -----------------        -----------------
                                                                                      32,968.423                 $320,507
                                                                                =================        =================

GCG TRUST CORE BOND
Contracts in accumulation period:
DVA 80                                                                                   753.424  $13.35          $10,058
DVA                                                                                   90,062.736   13.13        1,182,524
DVA Series 100                                                                           738.171   12.76            9,419
DVA Plus - Standard (pre February 2000)                                              223,688.583   12.87        2,878,872
DVA Plus - Standard (post January 2000 & post 2000)                                  284,926.081   12.81        3,649,903
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,410,374.581   12.71       56,055,861
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,516,489.676   12.65       57,133,594
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,142,594.793   12.55       26,889,565

                                      116

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      689,474.728    $12.49      $8,611,539
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,936,105.724     12.44      24,085,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  4,423,425.565     12.39      54,806,243
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                      1,446,384.844     12.34      17,848,389
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                3,457,226.108     12.29      42,489,309
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         5,600,336.870     12.19      68,268,106
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                       32,107.716     12.13         389,467
Access - Annual Ratchet (post April 2001)                                          134,069.579     12.03       1,612,857
Access - Max 5.5 (post April 2001), Landmark - Max 7                               836,450.736     11.98      10,020,680
Access - 7% Solution (post April 2001)                                             299,610.090     11.93       3,574,348
Access  - Max 7 (post April 2001)                                                  390,105.072     11.83       4,614,943
ES II - Max 7 (post 2000), Generations - Max 7                                   1,325,734.470     12.24      16,226,990
Landmark - 7% Solution                                                             529,439.956     12.08       6,395,635
Value                                                                               71,442.238     13.24         945,895
VA Option I                                                                        161,643.514     13.19       2,132,078
VA Option II                                                                       104,350.003     12.86       1,341,941
VA Option III                                                                       78,978.140     12.70       1,003,022
VA Bonus Option I                                                                  410,566.626     12.65       5,193,668
VA Bonus Option II                                                                 238,795.640     12.34       2,946,738
VA Bonus Option III                                                                280,007.129     12.18       3,410,487
SmartDesign Advantage Option I                                                      41,826.052     11.89         497,312
SmartDesign Advantage Option II                                                     33,654.867     11.69         393,425
SmartDesign Advantage Option III                                                    27,833.585     11.55         321,478
Rollover Choice Option I                                                            11,209.365     13.41         150,318
Rollover Choice Option II                                                            7,405.249     13.19          97,675
                                                                                ---------------          ----------------
                                                                                34,237,811.911              $425,187,494
                                                                                ===============          ================

GCG TRUST CORE BOND ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               27,862.818    $10.26        $285,873

                                      117

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND ADVISOR  (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              4,219.045    $10.26        $43,287
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,367.528     10.25         65,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         48,272.777     10.25        494,796
ES II - Max 7 (post 2000), Generations - Max 7                                      10,048.284     10.24        102,894
                                                                                ---------------          ---------------
                                                                                    96,770.452                 $992,117
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                 12,255.773     $6.36        $77,947
Contracts in accumulation period:
DVA 80                                                                              14,178.783      6.42         91,028
DVA                                                                                475,932.987      6.36      3,026,934
DVA Series 100                                                                      18,313.765      6.25        114,461
DVA Plus - Standard (pre February 2000)                                            207,165.986      6.28      1,301,002
DVA Plus - Standard (post January 2000 & post 2000)                                144,724.137      6.26        905,973
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,925,891.221      6.23     11,998,302
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,365,017.451      6.22      8,490,409
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,372,716.295      6.19      8,497,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      474,427.290      6.17      2,927,216
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           249,735.938      6.16      1,538,373

                                      118

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DEVELOPING WORLD (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,283,289.404     $6.14     $7,879,397
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        256,922.106      6.13      1,574,933
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  690,414.368      6.11      4,218,432
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           847,173.047      6.08      5,150,812
Access - Annual Ratchet (post April 2001)                                           45,608.548      6.04        275,476
Access - Max 5.5 (post April 2001), Landmark - Max 7                                87,622.124      6.02        527,485
Access - 7% Solution (post April 2001)                                              14,127.458      6.01         84,906
Access  - Max 7 (post April 2001)                                                   39,283.433      5.98        234,915
ES II - Max 7 (post 2000), Generations - Max 7                                      89,889.364      6.10        548,325
Landmark - 7% Solution                                                              40,885.379      6.05        247,357
Value                                                                               46,745.779      6.39        298,706
                                                                                ---------------          ---------------
                                                                                 9,702,320.636              $60,009,503
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  520.886     $9.71         $5,058
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,949.670      9.70         57,712
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            504.135      9.70          4,890
ES II - Max 7 (post 2000), Generations - Max 7                                       1,184.808      9.70         11,493
                                                                                ---------------          ---------------
                                                                                     8,159.499                  $79,153
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP Contracts in accumulation period:
DVA                                                                                 14,377.938     $7.30       $104,959
DVA Series 100                                                                         547.871      7.24          3,967
DVA Plus - Standard (pre February 2000)                                             52,084.982      7.26        378,137
DVA Plus - Standard (post January 2000 & post 2000)                                107,226.771      7.25        777,394
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,436,693.678      7.23     10,387,295

                                      119

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,947,601.094     $7.22    $14,061,680
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        504,098.037      7.21      3,634,547
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      239,616.364      7.20      1,725,238
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           877,091.558      7.19      6,306,288
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,210,498.995      7.18      8,691,383
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        839,243.527      7.17      6,017,376
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,611,467.331      7.17     11,554,221
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,302,130.917      7.15     16,460,236
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        1,418.819      7.14         10,130
Access - Annual Ratchet (post April 2001)                                           78,293.863      7.12        557,452
Access - Max 5.5 (post April 2001), Landmark - Max 7                               492,026.422      7.12      3,503,228
Access - 7% Solution (post April 2001)                                              74,631.497      7.11        530,630
Access  - Max 7 (post April 2001)                                                  181,302.263      7.09      1,285,433
ES II - Max 7 (post 2000), Generations - Max 7                                     532,775.028      7.16      3,814,669
Landmark - 7% Solution                                                             163,816.671      7.13      1,168,013
Value                                                                               28,075.151      7.31        205,229
                                                                                ---------------          ---------------
                                                                                12,695,018.777              $91,177,505
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP ADVISOR Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                5,407.942     $9.48        $51,267

                                      120

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                432.092     $9.48         $4,096
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               243.004      9.47          2,301
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         12,952.240      9.47        122,658
ES II - Max 7 (post 2000), Generations - Max 7                                       4,137.894      9.47         39,186
                                                                                ---------------          ---------------
                                                                                    23,173.172                 $219,508
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH Contracts in accumulation period:
DVA                                                                                  3,698.022     $7.84        $28,992
DVA Plus - Standard (pre February 2000)                                              2,799.601      7.83         21,921
DVA Plus - Standard (post January 2000 & post 2000)                                 10,978.003      7.83         85,958
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              124,180.866      7.82        971,094
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            115,969.157      7.82        906,879
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         36,456.517      7.81        284,725
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       16,317.558      7.81        127,440
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,455.347      7.81        222,236
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     62,875.801      7.81        491,060
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         20,987.840      7.80        163,705

                                      121

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   37,951.928     $7.80       $296,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            67,606.323      7.79        526,653
Access - Max 5.5 (post April 2001), Landmark - Max 7                                10,421.530      7.78         81,080
Access  - Max 7 (post April 2001)                                                      852.028      7.78          6,629
ES II - Max 7 (post 2000), Generations - Max 7                                      10,170.532      7.80         79,330
Landmark - 7% Solution                                                               8,348.943      7.79         65,038
Value                                                                                  571.100      7.85          4,483
                                                                                ---------------          ---------------
                                                                                   558,641.096               $4,363,248
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  500.893     $9.64         $4,829
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            15,788.036      9.63        152,039
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          2,058.799      9.63         19,826
ES II - Max 7 (post 2000), Generations - Max 7                                      29,214.728      9.63        281,338
                                                                                ---------------          ---------------
                                                                                    47,562.456                 $458,032
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                               1,348.359    $22.22        $29,661
DVA                                                                                 25,612.255     21.61        553,481
Contracts in accumulation period:
DVA 80                                                                             121,213.832     22.22      2,693,671
DVA                                                                              2,051,786.851     21.61     44,339,114
DVA Series 100                                                                      32,304.604     20.57        664,506
DVA Plus - Standard (pre February 2000)                                            255,606.846     20.89      5,339,627
DVA Plus - Standard (post January 2000 & post 2000)                                159,632.560     20.72      3,307,587
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,796,771.768     20.45     57,193,983
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          2,137,260.309     20.28     43,343,639

                                      122

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,226,227.787    $20.03    $44,591,343
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      375,190.550     19.86      7,451,284
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           814,591.599     19.72     16,063,746
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,360,009.304     19.58     65,788,982
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        773,224.228     19.44     15,031,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,769,553.969     19.30     34,152,392
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,273,204.350     19.03     43,259,079
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          192.692     18.90          3,642
Access - Annual Ratchet (post April 2001)                                           69,736.079     18.63      1,299,183
Access - Max 5.5 (post April 2001), Landmark - Max 7                               425,111.213     18.50      7,864,557
Access - 7% Solution (post April 2001)                                              90,035.804     18.37      1,653,958
Access  - Max 7 (post April 2001)                                                   94,236.389     18.11      1,706,621
ES II - Max 7 (post 2000), Generations - Max 7                                     479,847.384     19.17      9,198,674
Landmark - 7% Solution                                                             151,475.992     18.76      2,841,690
Access One                                                                             875.000     23.18         20,283
Value                                                                               60,096.515     21.92      1,317,316
                                                                                ---------------          ---------------
                                                                                20,545,146.239             $409,709,498
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               14,864.732     $9.83       $146,120
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,285.717      9.82        179,566

                                      123

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         21,139.474     $9.82       $207,590
ES II - Max 7 (post 2000), Generations - Max 7                                      10,928.226      9.81        107,206
                                                                                ---------------          ---------------
                                                                                    65,218.149                 $640,482
                                                                                ===============          ===============

GCG TRUST EQUITY OPPORTUNITY
Currently payable annuity products:
DVA                                                                                 14,478.487    $15.71       $227,457
Contracts in accumulation period:
DVA 80                                                                              15,404.039     16.05        247,235
DVA                                                                              1,154,948.305     15.71     18,144,238
DVA Series 100                                                                      16,405.052     15.12        248,044
DVA Plus - Standard (pre February 2000)                                            284,899.727     15.31      4,361,815
DVA Plus - Standard (post January 2000 & post 2000)                                184,671.967     15.21      2,808,861
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,929,610.455     15.06     44,119,933
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,951,375.489     14.96     29,192,577
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,915,535.853     14.82     43,208,241
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      692,996.783     14.72     10,200,913
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           479,670.392     14.64      7,022,375
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,453,225.380     14.56     50,278,962
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        577,200.232     14.48      8,357,859
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,643,361.524     14.41     23,680,840

                                      124

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY OPPORTUNITY (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,091,212.810     $14.25    $29,799,783
Access - Annual Ratchet (post April 2001)                                             41,941.988      14.02        588,027
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 132,555.663      13.94      1,847,826
Access - 7% Solution (post April 2001)                                                34,165.539      13.87        473,876
Access  - Max 7 (post April 2001)                                                     61,196.435      13.72        839,615
ES II - Max 7 (post 2000), Generations - Max 7                                       263,932.617      14.33      3,782,154
Landmark - 7% Solution                                                                44,959.241      14.10        633,925
Value                                                                                 56,140.426      15.88        891,510
                                                                                -----------------           ---------------
                                                                                  19,039,888.404              $280,956,066
                                                                                =================           ===============

GCG TRUST EQUITY OPPORTUNITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                    169.464      $9.75         $1,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,428.703       9.74         23,656
ES II - Max 7 (post 2000), Generations - Max 7                                           860.908       9.74          8,385
                                                                                -----------------           ---------------
                                                                                       3,459.075                   $33,693
                                                                                =================           ===============

GCG TRUST FOCUS VALUE Contracts in accumulation period:
DVA Series 100                                                                           403.111      $8.37         $3,374
DVA Plus - Standard (post January 2000 & post 2000)                                       88.979       8.38            746
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 93,267.838       8.37        780,652
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               91,570.714       8.37        766,447
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           69,302.448       8.36        579,368
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         22,197.693       8.36        185,573
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              36,243.979       8.36        303,000

                                      125

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FOCUS VALUE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     94,260.227     $8.35       $787,073
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         16,518.844      8.35        137,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   53,879.191      8.35        449,891
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            94,082.902      8.34        784,651
Access - Annual Ratchet (post April 2001)                                            5,396.319      8.33         44,951
Access - Max 5.5 (post April 2001), Landmark - Max 7                                15,877.599      8.33        132,260
Access - 7% Solution (post April 2001)                                              20,649.316      8.33        172,009
Access  - Max 7 (post April 2001)                                                    8,470.384      8.32         70,474
ES II - Max 7 (post 2000), Generations - Max 7                                      84,874.579      8.35        708,703
Landmark - 7% Solution                                                               1,398.706      8.34         11,665
Value                                                                                1,571.082      8.40         13,197
                                                                                ---------------          ---------------
                                                                                   710,053.911               $5,931,966
                                                                                ===============          ===============

GCG TRUST FOCUS VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               222.890    $10.17         $2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,252.965     10.16         12,730
ES II - Max 7 (post 2000), Generations - Max 7                                       3,259.390     10.16         33,115
                                                                                ---------------          ---------------
                                                                                     4,735.245                  $48,112
                                                                                ===============          ===============

GCG TRUST FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                 476.959    $30.37        $14,885
DVA                                                                                 17,327.473     29.53        511,680
Contracts in accumulation period:
DVA 80                                                                              46,348.529     30.37      1,407,205
DVA                                                                              1,134,176.173     29.53     33,492,223
DVA Series 100                                                                      21,165.295     28.11        594,956
DVA Plus - Standard (pre February 2000)                                            435,649.731     28.55     12,437,800
DVA Plus - Standard (post January 2000 & post 2000)                                281,689.371     28.32      7,977,443
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            5,326,018.141     27.96    148,915,467

                                      126

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             4,380,116.820    $27.72    $121,416,838
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         4,093,955.209     27.37     112,051,554
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         639,976.992     27.14      17,368,976
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,232,631.081     26.95      33,219,408
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     5,387,390.525     26.76     144,166,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,345,841.222     26.57      35,759,001
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          3,716,909.826     26.38      98,052,081
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            3,927,374.682     26.01     102,151,015
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          12,094.796     25.83         312,409
Access - Annual Ratchet (post April 2001)                                             122,475.644     25.46       3,118,230
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  442,656.923     25.28      11,190,367
Access - 7% Solution (post April 2001)                                                164,221.185     25.10       4,121,952
Access  - Max 7 (post April 2001)                                                     217,796.256     24.75       5,390,457
ES II - Max 7 (post 2000), Generations - Max 7                                      1,256,046.260     26.20      32,908,412
Landmark - 7% Solution                                                                232,111.293     25.65       5,953,655
Value                                                                                  90,281.116     29.95       2,703,919
                                                                                 -----------------          ----------------
                                                                                   34,524,731.502              $935,236,503
                                                                                 =================          ================

GCG TRUST FULLY MANAGED ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         8,749.639    $10.01         $87,584

                                      127

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,656.240   $10.01        $16,579
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,784.255    10.00        117,843
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           51,407.699    10.00        514,077
ES II - Max 7 (post 2000), Generations - Max 7                                        15,783.663     9.99        157,679
                                                                                 ----------------         ---------------
                                                                                      89,381.496                $893,762
                                                                                 ================         ===============

GCG TRUST FUNDAMENTAL GROWTH FOCUS
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 & post 2000)                                    4,821.861    $7.98        $38,478
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       44,772.613     7.97        356,838
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               27,663.603     7.97        220,479
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           18,057.041     7.97        143,915
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            754.698     7.96          6,007
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              60,486.886     7.96        481,476
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       44,257.084     7.96        352,286
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           16,838.025     7.96        134,031
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            27,465.089     7.95        218,347

                                      128

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FUNDAMENTAL GROWTH FOCUS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              62,915.346   $7.95     $500,177
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   8,896.164    7.94       70,636
Access - 7% Solution (post April 2001)                                                   297.033    7.93        2,355
ES II - Max 7 (post 2000), Generations - Max 7                                        26,080.260    7.95      207,338
Landmark - 7% Solution                                                                 1,011.739    7.94        8,033
Value                                                                                    246.288    8.00        1,970
                                                                                 ----------------        -------------
                                                                                     344,563.730           $2,742,366
                                                                                 ================        =============

GCG TRUST FUNDAMENTAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,049.598   $9.45      $38,269
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,209.274    9.44       58,616
ES II - Max 7 (post 2000), Generations - Max 7                                         1,178.801    9.44       11,128
                                                                                 ----------------        -------------
                                                                                      11,437.673             $108,013
                                                                                 ================        =============

GCG TRUST GLOBAL FRANCHISE
Contracts in accumulation period:
DVA 80                                                                                 1,187.427   $8.88      $10,544
DVA                                                                                      640.174    8.87        5,678
DVA Plus - Standard (pre February 2000)                                               11,623.141    8.86      102,981
DVA Plus - Standard (post January 2000 & post 2000)                                   23,085.952    8.85      204,311
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      220,958.044    8.85    1,955,479
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              255,200.584    8.84    2,255,973
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          135,600.201    8.84    1,198,706
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         27,705.332    8.83      244,638

                                      129

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GLOBAL FRANCHISE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              136,897.046   $8.83     $1,208,801
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       222,557.194    8.83      1,965,180
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            53,322.828    8.83        470,841
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            133,793.649    8.82      1,180,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              201,785.907    8.82      1,779,752
Access - Annual Ratchet (post April 2001)                                               5,968.492    8.81         52,582
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   40,257.987    8.80        354,270
Access - 7% Solution (post April 2001)                                                  1,758.151    8.80         15,472
Access  - Max 7 (post April 2001)                                                      34,645.719    8.80        304,882
ES II - Max 7 (post 2000), Generations - Max 7                                        130,191.636    8.82      1,148,290
Landmark - 7% Solution                                                                 14,613.060    8.81        128,741
Value                                                                                   9,607.419    8.88         85,314
                                                                                 -----------------        ---------------
                                                                                    1,661,399.943            $14,672,495
                                                                                 =================        ===============

GCG TRUST GLOBAL FRANCHISE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        29,031.188   $9.52       $276,377
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   412.034    9.52          3,923
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,167.197    9.51         11,100
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            26,238.388    9.51        249,527
ES II - Max 7 (post 2000), Generations - Max 7                                         17,515.525    9.51        166,573
                                                                                 -----------------        ---------------
                                                                                       74,364.332               $707,500
                                                                                 =================        ===============

                                      130

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH
Contracts in accumulation period:
DVA 80                                                                                 12,857.714  $10.95      $140,792
DVA                                                                                   368,583.831   10.81     3,984,391
DVA Series 100                                                                         10,762.408   10.55       113,543
DVA Plus - Standard (pre February 2000)                                               566,759.980   10.62     6,018,991
DVA Plus - Standard (post January 2000 & post 2000)                                   445,014.880   10.59     4,712,708
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    12,372,394.796   10.52   130,157,593
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             5,599,656.965   10.48    58,684,405
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         8,151,063.532   10.41    84,852,571
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       2,302,846.613   10.37    23,880,519
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,434,608.045   10.34    14,833,847
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    11,094,010.020   10.30   114,268,303
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,379,115.515   10.27    14,163,516
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          4,731,610.364   10.23    48,404,374
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            4,149,073.607   10.16    42,154,588
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           1,801.069   10.13        18,245
Access - Annual Ratchet (post April 2001)                                              60,336.832   10.06       606,989
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  311,442.281   10.02     3,120,652
Access - 7% Solution (post April 2001)                                                 62,459.653    9.99       623,972
Access  - Max 7 (post April 2001)                                                     134,109.863    9.92     1,330,370
ES II - Max 7 (post 2000), Generations - Max 7                                        464,260.700   10.20     4,735,459

                                      131

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH (CONTINUED)
Landmark - 7% Solution                                                                149,093.481  $10.09     $1,504,353
Access One                                                                                808.000   11.18          9,033
Value                                                                                 151,569.894   10.88      1,649,080
                                                                                 -----------------        ---------------
                                                                                   53,954,240.043           $559,968,294
                                                                                 =================        ===============

GCG TRUST GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         4,337.665   $9.78        $42,422
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                2,872.645    9.77         28,066
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             2,205.411    9.76         21,525
                                                                                 -----------------        ---------------
                                                                                        9,415.721                $92,013
                                                                                 =================        ===============

GCG TRUST HARD ASSETS
Currently payable annuity products:
DVA                                                                                     1,451.663  $14.85        $21,557
Contracts in accumulation period:
DVA 80                                                                                 35,342.359   15.27        539,678
DVA                                                                                   217,667.924   14.85      3,232,369
DVA Series 100                                                                         11,963.287   14.13        169,041
DVA Plus - Standard (pre February 2000)                                                64,493.201   14.35        925,477
DVA Plus - Standard (post January 2000 & post 2000)                                    36,131.929   14.23        514,157
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       575,255.091   14.05      8,082,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               436,184.996   13.94      6,080,419
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           561,649.827   13.76      7,728,302
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          62,770.602   13.64        856,191

                                      132

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST HARD ASSETS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              108,459.704    $13.55    $1,469,629
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       968,858.495     13.45    13,031,147
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           120,307.849     13.36     1,607,313
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            302,601.665     13.26     4,012,498
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              932,326.908     13.08    12,194,836
Access - Annual Ratchet (post April 2001)                                              23,531.967     12.80       301,209
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   43,248.118     12.71       549,684
Access - 7% Solution (post April 2001)                                                 11,014.885     12.62       139,008
Access  - Max 7 (post April 2001)                                                      23,773.123     12.44       295,738
ES II - Max 7 (post 2000), Generations - Max 7                                        389,188.424     13.17     5,125,612
Landmark - 7% Solution                                                                 14,039.187     12.89       180,965
Access One                                                                             14,311.339     15.93       227,980
Value                                                                                  31,695.351     15.06       477,332
                                                                                 -----------------          --------------
                                                                                    4,986,267.894             $67,762,476
                                                                                 =================          ==============

GCG TRUST HARD ASSETS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         1,119.434     $9.83       $11,004
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                    25.690      9.83           253
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                  239.543      9.82         2,352
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,945.259      9.82        78,022
ES II - Max 7 (post 2000), Generations - Max 7                                            511.225      9.82         5,020
                                                                                 -----------------          --------------
                                                                                        9,841.151                 $96,651
                                                                                 =================          ==============


                                      133

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE
Contracts in accumulation period:
DVA                                                                                    2,423.918      $8.25       $19,997
DVA Plus - Standard (pre February 2000)                                                4,118.741       8.23        33,897
DVA Plus - Standard (post January 2000 & post 2000)                                    2,548.665       8.23        20,976
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       72,897.915       8.22       599,221
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              106,211.466       8.22       873,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           33,208.173       8.22       272,971
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,278.309       8.21        35,125
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              81,976.969       8.21       673,031
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       52,606.310       8.21       431,898
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,890.018       8.21        81,197
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            51,442.150       8.20       421,826
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             138,594.248       8.20     1,136,473
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            466.576       8.19         3,821
Access - Annual Ratchet (post April 2001)                                              1,612.722       8.19        13,208
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   6,369.326       8.19        52,165
Access - 7% Solution (post April 2001)                                                 4,136.609       8.18        33,837
Access  - Max 7 (post April 2001)                                                      3,184.248       8.18        26,047
ES II - Max 7 (post 2000), Generations - Max 7                                        12,518.879       8.20       102,655
Landmark - 7% Solution                                                                 8,531.245       8.19        69,871
Value                                                                                  1,514.364       8.25        12,494
VA Option I                                                                            3,925.552       8.25        32,386
VA Option II                                                                              42.615       8.23           351

                                      134

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE (CONTINUED)
VA Bonus Option I                                                                      1,123.321    $8.22        $9,234
VA Bonus Option II                                                                       806.164     8.21         6,619
VA Bonus Option III                                                                    2,716.806     8.20        22,278
SmartDesign Advantage Option I                                                            71.304     8.18           583
SmartDesign Advantage Option II                                                          587.775     8.17         4,802
                                                                                 ----------------         --------------
                                                                                     607,804.388             $4,990,021
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL ENHANCED EAFE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,935.485    $9.76       $38,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,208.703     9.75        89,785
ES II - Max 7 (post 2000), Generations - Max 7                                         3,747.359     9.74        36,499
                                                                                 ----------------         --------------
                                                                                      16,891.547               $164,694
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL EQUITY
Contracts in accumulation period:
DVA                                                                                   14,806.091    $7.41      $109,713
DVA Plus - Standard (pre February 2000)                                                5,838.470     7.29        42,562
DVA Plus - Standard (post January 2000 & post 2000)                                   41,512.023     7.26       301,377
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    4,449,069.007     7.16    31,855,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,834,152.254     7.19    13,187,555
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,745,092.452     7.14    12,459,960
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        700,469.554     7.11     4,980,339
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             244,423.432     7.09     1,732,962

                                      135

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     4,107,916.003   $7.07     $29,042,966
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           261,177.037    7.04       1,838,686
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,565,174.958    7.02      10,987,528
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            1,470,429.332    6.97      10,248,892
Access - Annual Ratchet (post April 2001)                                               8,794.725    6.90          60,684
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  132,382.931    6.87         909,471
Access - 7% Solution (post April 2001)                                                 28,442.290    6.85         194,830
Access  - Max 7 (post April 2001)                                                      28,306.916    6.80         192,487
ES II - Max 7 (post 2000), Generations - Max 7                                        221,112.964    6.99       1,545,580
Landmark - 7% Solution                                                                 55,117.980    6.92         381,416
Value                                                                                  54,578.332    7.46         407,154
                                                                                 -----------------        ----------------
                                                                                   16,968,796.751            $120,479,496
                                                                                 =================        ================

GCG TRUST INTERNATIONAL EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         2,275.003   $9.80         $22,295
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,027.611    9.79          68,800
ES II - Max 7 (post 2000), Generations - Max 7                                         16,649.992    9.79         163,003
                                                                                 -----------------        ----------------
                                                                                       25,952.606                $254,098
                                                                                 =================        ================

GCG TRUST INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                     2,033.594   $4.68          $9,517
DVA Series 100                                                                          1,507.485    4.65           7,010
DVA Plus - Standard (pre February 2000)                                                 3,020.064    4.66          14,073
DVA Plus - Standard (post January 2000 & post 2000)                                     9,099.556    4.66          42,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       387,485.791    4.65       1,801,809

                                      136

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               519,243.692   $4.64     $2,409,291
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           109,776.291    4.64        509,362
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          18,672.457    4.63         86,453
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              240,376.369    4.63      1,112,943
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       151,985.088    4.63        703,691
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           181,314.866    4.62        837,675
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            220,934.965    4.62      1,020,720
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              447,885.199    4.61      2,064,751
Access - Annual Ratchet (post April 2001)                                              41,859.479    4.60        192,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  141,022.746    4.59        647,294
Access - 7% Solution (post April 2001)                                                 23,045.661    4.59        105,780
Access  - Max 7 (post April 2001)                                                      80,239.506    4.58        367,497
ES II - Max 7 (post 2000), Generations - Max 7                                        161,332.193    4.61        743,741
Landmark - 7% Solution                                                                 22,077.083    4.60        101,555
Value                                                                                   5,625.439    4.69         26,383
                                                                                 -----------------        ---------------
                                                                                    2,768,537.524            $12,804,503
                                                                                 =================        ===============

GCG TRUST INTERNET TOLLKEEPER ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                           335.041  $10.42         $3,491

                                      137

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER ADVISOR (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,329.443  $10.41       $13,840
ES II - Max 7 (post 2000), Generations - Max 7                                          3,454.704   10.40        35,929
                                                                                 -----------------        --------------
                                                                                        5,119.188               $53,260
                                                                                 =================        ==============

GCG TRUST INVESTORS
Contracts in accumulation period:
DVA                                                                                     5,944.138   $8.17       $48,564
DVA Plus - Standard (pre February 2000)                                                37,817.102    8.11       306,697
DVA Plus - Standard (post January 2000 & post 2000)                                   169,038.915    8.09     1,367,525
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                     1,177,891.614    8.07     9,505,585
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             1,674,081.360    8.06    13,493,096
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           590,391.269    8.04     4,746,746
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         330,087.985    8.02     2,647,306
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,030,210.891    8.01     8,251,989
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     1,371,276.985    8.00    10,970,216
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           534,292.847    7.99     4,269,000
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,333,386.702    7.98    10,640,426
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            2,079,376.721    7.95    16,531,045
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,596.183    7.94        20,614

                                      138

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INVESTORS (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             88,534.000   $7.92       $701,189
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 294,204.803    7.91      2,327,160
Access - 7% Solution (post April 2001)                                                33,193.925    7.89        261,900
Access  - Max 7 (post April 2001)                                                    215,194.574    7.87      1,693,581
ES II - Max 7 (post 2000), Generations - Max 7                                       336,121.073    7.96      2,675,524
Landmark - 7% Solution                                                               160,813.629    7.93      1,275,252
Value                                                                                 51,170.187    8.19        419,084
                                                                                -----------------        ---------------
                                                                                  11,515,624.903            $92,152,499
                                                                                =================        ===============

GCG TRUST INVESTORS ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               5,609.111   $9.75        $54,689
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,588.611    9.75         25,239
ES II - Max 7 (post 2000), Generations - Max 7                                        22,298.988    9.74        217,192
                                                                                -----------------        ---------------
                                                                                      30,496.710               $297,120
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY
Contracts in accumulation period:
DVA                                                                                    3,893.026   $7.87        $30,638
DVA Plus - Standard (pre February 2000)                                                6,459.288    7.85         50,705
DVA Plus - Standard (post January 2000 & post 2000)                                   13,266.013    7.85        104,138
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                169,670.331    7.85      1,331,912
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              209,858.323    7.84      1,645,289
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           31,083.841    7.84        243,697
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         14,675.334    7.83        114,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             114,379.561    7.83        895,592

                                      139

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY (CONTINUED)
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      166,809.449   $7.83     $1,306,118
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           72,176.099    7.83        565,139
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     95,249.109    7.82        744,848
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             155,619.727    7.82      1,216,946
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,107.867    7.82         16,484
Access - Annual Ratchet (post April 2001)                                              5,346.492    7.81         41,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  37,673.562    7.81        294,231
Access - 7% Solution (post April 2001)                                                    47.133    7.81            368
Access  - Max 7 (post April 2001)                                                      8,558.644    7.80         66,757
ES II - Max 7 (post 2000), Generations - Max 7                                        54,217.816    7.82        423,983
Landmark - 7% Solution                                                                18,981.527    7.81        148,246
Value                                                                                  9,884.594    7.87         77,792
VA Option I                                                                            2,395.075    7.87         18,849
VA Option II                                                                             202.769    7.85          1,592
VA Option III                                                                             74.699    7.85            586
VA Bonus Option I                                                                     11,543.916    7.84         90,504
VA Bonus Option II                                                                     2,705.468    7.83         21,184
VA Bonus Option III                                                                    2,734.971    7.82         21,387
SmartDesign Advantage Option I                                                           277.276    7.80          2,163
SmartDesign Advantage Option II                                                        1,939.734    7.79         15,111
                                                                                -----------------        ---------------
                                                                                   1,211,831.644             $9,490,923
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,546.872   $9.49       $119,070
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   51.434    9.49            488
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,332.630    9.48        107,433

                                      140

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR (CONTINUED)
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           12,802.704   $9.48       $121,370
ES II - Max 7 (post 2000), Generations - Max 7                                        17,168.053    9.48        162,753
                                                                                -----------------        ---------------
                                                                                      53,901.693               $511,114
                                                                                =================        ===============

GCG TRUST JANUS GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                   19,775.056   $7.11       $140,601
DVA Series 100                                                                         3,746.840    7.06         26,453
DVA Plus - Standard (pre February 2000)                                               78,084.441    7.07        552,057
DVA Plus - Standard (post January 2000 & post 2000)                                  257,195.925    7.07      1,818,375
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,676,922.509    7.05     11,822,304
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,831,574.297    7.04     19,934,283
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          719,851.323    7.03      5,060,555
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        315,169.992    7.02      2,212,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,160,151.753    7.01      8,132,664
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,909,356.758    7.00     13,365,497
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,307,255.573    6.99      9,137,716
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,513,591.776    6.99     17,570,007
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,186,621.478    6.97     22,210,752

                                      141

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST JANUS GROWTH AND INCOME (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,288.195   $6.96         $36,806
Access - Annual Ratchet (post April 2001)                                            132,023.878    6.95         917,566
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 584,691.147    6.94       4,057,757
Access - 7% Solution (post April 2001)                                               103,609.107    6.93         718,011
Access  - Max 7 (post April 2001)                                                    255,764.423    6.91       1,767,332
ES II - Max 7 (post 2000), Generations - Max 7                                       803,023.067    6.98       5,605,101
Landmark - 7% Solution                                                               184,660.669    6.95       1,283,392
Value                                                                                 54,814.567    7.13         390,828
VA Option I                                                                          150,753.831    7.12       1,073,367
VA Option II                                                                          48,439.217    7.07         342,465
VA Option III                                                                         17,896.151    7.05         126,168
VA Bonus Option I                                                                    167,273.116    7.04       1,177,603
VA Bonus Option II                                                                    75,159.946    6.99         525,368
VA Bonus Option III                                                                   38,566.865    6.97         268,811
SmartDesign Advantage Option I                                                         4,647.962    6.92          32,164
SmartDesign Advantage Option II                                                        7,683.653    6.89          52,940
SmartDesign Advantage Option III                                                       2,197.487    6.87          15,097
                                                                                -----------------        ----------------
                                                                                  18,615,791.002            $130,374,533
                                                                                =================        ================

GCG TRUST JANUS GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 20,265.683   $9.73        $197,185
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               6,270.030    9.72          60,945
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           24,716.980    9.72         240,249
ES II - Max 7 (post 2000), Generations - Max 7                                         9,121.503    9.71          88,570
                                                                                -----------------        ----------------
                                                                                      60,374.196                $586,949
                                                                                =================        ================

GCG TRUST LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                   45,296.402   $7.62        $345,159
DVA Series 100                                                                         2,185.539    7.54          16,479
DVA Plus - Standard (pre February 2000)                                              154,789.655    7.56       1,170,210
DVA Plus - Standard (post January 2000 & post 2000)                                  533,166.943    7.55       4,025,410
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,513,819.120    7.53      33,989,058

                                      142

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            6,465,372.229   $7.52     $48,619,599
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,128,387.026    7.50      15,962,903
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,328,528.910    7.48       9,937,396
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           2,660,134.746    7.47      19,871,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,117,976.668    7.46      30,720,106
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        2,719,020.902    7.45      20,256,706
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  5,103,820.816    7.44      37,972,427
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           6,279,536.964    7.42      46,594,164
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            685.718    7.41           5,081
Access - Annual Ratchet (post April 2001)                                            153,495.420    7.39       1,134,331
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 916,295.246    7.37       6,753,096
Access - 7% Solution (post April 2001)                                               190,461.403    7.36       1,401,796
Access  - Max 7 (post April 2001)                                                    486,302.358    7.34       3,569,459
ES II - Max 7 (post 2000), Generations - Max 7                                     1,216,648.520    7.43       9,039,699
Landmark - 7% Solution                                                               483,293.216    7.40       3,576,370
Access One                                                                               185.000    7.73           1,430
Value                                                                                102,148.307    7.64         780,413
                                                                                -----------------        ----------------
                                                                                  39,601,551.108            $295,742,499
                                                                                =================        ================


                                      143

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  8,771.780  $10.27        $90,086
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 220.967   10.26          2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,363.630   10.26         96,071
ES II - Max 7 (post 2000), Generations - Max 7                                        14,142.339   10.25        144,959
                                                                                -----------------        ---------------
                                                                                      32,498.716               $333,383
                                                                                =================        ===============

GCG TRUST LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                                 2,359.019  $21.88        $51,615
DVA                                                                                    6,619.882   21.27        140,805
Contracts in accumulation period:
DVA 80                                                                                34,224.282   21.88        748,828
DVA                                                                                  846,602.221   21.27     18,007,229
DVA Series 100                                                                        12,011.152   20.25        243,226
DVA Plus - Standard (pre February 2000)                                              431,757.457   20.58      8,885,568
DVA Plus - Standard (post January 2000 & post 2000)                                  325,166.054   20.38      6,626,884
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,261,694.220   20.16    126,235,755
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,840,532.602   19.95     76,618,625
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,063,485.056   19.73     60,442,560
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,610.846   19.53     12,296,300
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             917,937.051   19.40     17,807,979

                                      144

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIMITED MATURITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,436,722.906  $19.29     $85,584,385
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,001,052.596   19.12      19,140,126
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,793,640.320   18.99      53,051,230
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,647,004.840   18.72      49,551,931
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,404.724   18.62         119,256
Access - Annual Ratchet (post April 2001)                                            115,924.795   18.36       2,128,379
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 187,662.150   18.23       3,421,081
Access - 7% Solution (post April 2001)                                               102,237.878   18.10       1,850,506
Access  - Max 7 (post April 2001)                                                    117,719.660   17.84       2,100,119
ES II - Max 7 (post 2000), Generations - Max 7                                       457,642.573   18.89       8,644,868
Landmark - 7% Solution                                                               148,372.597   18.49       2,743,409
Access One                                                                             1,261.000   22.84          28,801
Value                                                                                118,011.620   21.60       2,549,051
                                                                                -----------------        ----------------
                                                                                  28,505,657.501            $559,018,516
                                                                                =================        ================

GCG TRUST LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                                 2,612.969  $17.21         $44,969
DVA                                                                                    1,526.708   16.74          25,557
Contracts in accumulation period:
DVA 80                                                                               149,703.142   17.21       2,576,391
DVA                                                                                  679,365.487   16.74      11,372,578
DVA Series 100                                                                        44,784.895   15.93         713,423
DVA Plus - Standard (pre February 2000)                                              695,808.213   16.18      11,258,177
DVA Plus - Standard (post January 2000 & post 2000)                                  337,508.715   16.00       5,400,139
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                             12,089,343.159   15.84     191,495,196
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                           10,877,062.661   15.66     170,334,801

                                      145

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        5,577,965.813  $15.51      $86,514,250
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      2,297,033.266   15.33       35,213,520
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,599,933.376   15.23       24,366,985
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    8,964,021.189   15.17      135,984,201
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,590,575.818   15.01       23,874,543
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                 10,613,767.944   14.91      158,251,280
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           7,015,870.143   14.70      103,133,291
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,321.100   14.64          282,861
Access - Annual Ratchet (post April 2001)                                            327,508.915   14.43        4,725,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 514,408.939   14.33        7,371,480
Access - 7% Solution (post April 2001)                                               102,402.302   14.23        1,457,185
Access  - Max 7 (post April 2001)                                                    300,237.886   14.03        4,212,338
ES II - Max 7 (post 2000), Generations - Max 7                                       749,575.552   14.85       11,131,197
Landmark - 7% Solution                                                               246,747.572   14.54        3,587,710
Value                                                                                117,368.795   16.98        1,992,922
VA Option I                                                                          125,681.154   16.86        2,118,984
VA Option II                                                                          65,629.633   16.16        1,060,575
VA Option III                                                                         17,951.798   15.82          283,997
VA Bonus Option I                                                                    379,646.273   15.71        5,964,243
VA Bonus Option II                                                                   116,033.602   15.05        1,746,306
VA Bonus Option III                                                                  130,082.443   14.74        1,917,415
SmartDesign Advantage Option I                                                       948,016.951   14.15       13,414,440
SmartDesign Advantage Option II                                                       44,327.639   13.75          609,505
SmartDesign Advantage Option III                                                      29,720.969   13.46          400,044
Rollover Choice Option I                                                              25,088.627   17.34          435,037
                                                                                -----------------        -----------------
                                                                                  66,796,633.647           $1,023,271,494
                                                                                =================        =================


                                      146

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 28,048.150   $9.99        $280,201
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               14,084.319    9.99         140,702
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              14,647.450    9.98         146,182
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           65,111.528    9.98         649,813
ES II - Max 7 (post 2000), Generations - Max 7                                        58,442.123    9.98         583,252
                                                                                -----------------        ----------------
                                                                                     180,333.570              $1,800,150
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    6,904.811  $14.39         $99,360
Contracts in accumulation period:
DVA 80                                                                                12,796.817   14.69         187,985
DVA                                                                                1,163,854.594   14.39      16,747,868
DVA Series 100                                                                        19,801.323   13.89         275,040
DVA Plus - Standard (pre February 2000)                                              392,630.543   14.02       5,504,680
DVA Plus - Standard (post January 2000 & post 2000)                                  262,335.765   13.93       3,654,337
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,965,665.844   13.80      27,126,189
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,246,689.590   13.71      30,802,114
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,796,757.957   13.59      38,007,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,167.687   13.50       8,493,764

                                      147

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MANAGED GLOBAL (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,121,603.349  $13.43     $15,063,133
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,143,491.481   13.36      15,277,046
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          592,153.300   13.29       7,869,717
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,564,387.791   13.23      20,696,850
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,515,103.147   13.09      19,832,700
Access - Annual Ratchet (post April 2001)                                             44,003.244   12.89         567,202
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 210,410.956   12.82       2,697,468
Access - 7% Solution (post April 2001)                                                59,805.081   12.75         762,515
Access  - Max 7 (post April 2001)                                                    102,390.142   12.62       1,292,164
ES II - Max 7 (post 2000), Generations - Max 7                                       367,449.857   13.16       4,835,640
Landmark - 7% Solution                                                               127,169.390   12.95       1,646,844
Access One                                                                               953.000   15.12          14,409
Value                                                                                113,467.340   14.51       1,646,411
                                                                                -----------------        ----------------
                                                                                  16,458,993.009            $223,101,377
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL ADVISOR
Contracts in accumulation period:
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,121.056  $10.23         $31,928
ES II - Max 7 (post 2000), Generations - Max 7                                         1,726.583   10.23          17,663
                                                                                -----------------        ----------------
                                                                                       4,847.639                 $49,591
                                                                                =================        ================

GCG TRUST MID-CAP GROWTH
Currenlty payable annuity products:
DVA                                                                                    3,693.891  $16.62         $61,392
Contracts in accumulation period:
DVA 80                                                                                24,281.313   16.90         410,354
DVA                                                                                  658,498.563   16.62      10,944,247
DVA Series 100                                                                        11,781.116   16.14         190,147
DVA Plus - Standard (pre February 2000)                                              356,065.245   16.28       5,796,742
DVA Plus - Standard (post January 2000 & post 2000)                                  262,443.098   16.21       4,254,203

                                      148

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,485,147.242  $16.05     $88,036,613
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,084,371.759   16.01      49,380,792
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,781,797.316   15.88      60,054,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,067,107.577   15.81      16,870,971
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             844,739.953   15.74      13,296,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,651,809.596   15.68      72,940,374
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          911,394.113   15.61      14,226,862
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,356,960.176   15.55      36,650,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,751,560.359   15.42      42,429,061
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,307.595   15.35          20,072
Access - Annual Ratchet (post April 2001)                                             59,471.114   15.22         905,150
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 309,800.690   15.16       4,696,578
Access - 7% Solution (post April 2001)                                                60,108.378   15.10         907,637
Access  - Max 7 (post April 2001)                                                    106,351.561   14.97       1,592,083
ES II - Max 7 (post 2000), Generations - Max 7                                       511,368.087   15.48       7,915,978
Landmark - 7% Solution                                                               130,301.492   15.29       1,992,310
Granite PrimElite - Standard                                                           2,558.699   16.28          41,656
Granite PrimElite - Annual Ratchet                                                    24,641.442   16.05         395,495
Access One                                                                                53.000   17.32             918
Value                                                                                 90,271.530   16.76       1,512,951
                                                                                -----------------        ----------------
                                                                                  27,547,884.905            $435,524,465
                                                                                =================        ================


                                      149

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,630.831   $9.77        $25,703
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               1,465.638    9.76         14,305
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           11,583.092    9.76        113,051
ES II - Max 7 (post 2000), Generations - Max 7                                        40,595.693    9.75        395,808
                                                                                -----------------        ---------------
                                                                                      56,275.254               $548,867
                                                                                =================        ===============

GCG TRUST REAL ESTATE
Currently payable annuity products:
DVA                                                                                    2,632.724  $29.64        $78,034
Contracts in accumulation period:
DVA 80                                                                                14,372.816   30.48        438,083
DVA                                                                                  294,492.593   29.64      8,728,760
DVA Series 100                                                                         6,317.688   28.21        178,222
DVA Plus - Standard (pre February 2000)                                               99,481.407   28.65      2,850,142
DVA Plus - Standard (post January 2000 & post 2000)                                   71,426.257   28.42      2,029,934
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,167,126.261   28.06     32,749,563
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              947,489.751   27.82     26,359,165
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          784,788.188   27.47     21,558,132
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        149,145.345   27.24      4,062,719
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             242,782.471   27.05      6,567,266

                                      150

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST REAL ESTATE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      977,817.612  $26.86     $26,264,181
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,008.977   26.67       7,227,809
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    639,503.760   26.48      16,934,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             768,502.886   26.11      20,065,610
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            695.890   25.92          18,037
Access - Annual Ratchet (post April 2001)                                             28,955.148   25.56         740,094
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  77,757.492   25.38       1,973,485
Access - 7% Solution (post April 2001)                                                17,947.437   25.20         452,275
Access  - Max 7 (post April 2001)                                                     48,340.758   24.84       1,200,784
ES II - Max 7 (post 2000), Generations - Max 7                                       222,334.059   26.29       5,845,162
Landmark - 7% Solution                                                                33,005.212   25.74         849,554
Access One                                                                                74.000   31.80           2,353
Value                                                                                 15,433.848   30.06         463,941
                                                                                -----------------        ----------------
                                                                                   6,881,432.580            $187,637,365
                                                                                =================        ================

GCG TRUST REAL ESTATE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,247.451   $9.61        $117,698
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,275.170    9.60          21,842
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,555.238    9.60          91,730
ES II - Max 7 (post 2000), Generations - Max 7                                         4,638.384    9.60          44,528
                                                                                -----------------        ----------------
                                                                                      28,716.243                $275,798
                                                                                =================        ================

GCG TRUST RESEARCH
Contracts in accumulation period:
DVA 80                                                                                 3,627.670  $15.91         $57,716
DVA                                                                                  162,961.471   15.64       2,548,717
DVA Series 100                                                                        13,646.311   15.19         207,287
DVA Plus - Standard (pre February 2000)                                              440,910.844   15.32       6,754,754
DVA Plus - Standard (post January 2000 & post 2000)                                  171,543.554   15.26       2,617,755

                                      151

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,913,309.306  $15.14     $89,527,503
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,475,752.225   15.07      37,309,586
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,975,285.355   14.95      74,380,516
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        838,520.000   14.88      12,477,178
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             921,348.789   14.82      13,654,389
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,171,512.045   14.76      91,091,518
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          792,215.685   14.70      11,645,571
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,132,959.006   14.64      31,226,520
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,110,644.796   14.51      30,625,456
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,027.237   14.45          14,844
Access - Annual Ratchet (post April 2001)                                             52,293.527   14.33         749,366
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 215,282.859   14.27       3,072,086
Access - 7% Solution (post April 2001)                                                58,224.072   14.21         827,364
Access  - Max 7 (post April 2001)                                                     87,204.903   14.09       1,228,717
ES II - Max 7 (post 2000), Generations - Max 7                                       377,645.580   14.58       5,506,073
Landmark - 7% Solution                                                               131,250.673   14.39       1,888,697
Granite PrimElite - Standard                                                           2,602.459   15.32          39,870
Granite PrimElite - Annual Ratchet                                                    29,978.465   15.14         453,874
Value                                                                                 78,969.334   15.78       1,246,136
VA Option I                                                                           12,098.531   15.71         190,068
VA Option II                                                                           8,360.616   15.32         128,085

                                      152

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
VA Option III                                                                          6,455.986  $15.13         $97,679
VA Bonus Option I                                                                     45,514.654   15.07         685,906
VA Bonus Option II                                                                    25,547.390   14.69         375,291
VA Bonus Option III                                                                   15,015.861   14.51         217,880
SmartDesign Advantage Option I                                                         3,982.031   14.16          56,386
SmartDesign Advantage Option II                                                          743.776   13.93          10,361
SmartDesign Advantage Option III                                                       8,243.250   13.75         113,345
                                                                                -----------------        ----------------
                                                                                  28,284,678.261            $421,026,494
                                                                                =================        ================

GCG TRUST RESEARCH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,274.243   $9.72         $31,826
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,960.691    9.71          28,748
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            5,729.442    9.71          55,633
ES II - Max 7 (post 2000), Generations - Max 7                                        21,658.874    9.70         210,091
                                                                                -----------------        ----------------
                                                                                      33,623.250                $326,298
                                                                                =================        ================

GCG TRUST SPECIAL SITUATIONS
Contracts in accumulation period:
DVA                                                                                    2,870.905   $6.13         $17,599
DVA Plus - Standard (pre February 2000)                                                6,734.067    6.10          41,078
DVA Plus - Standard (post January 2000 & post 2000)                                   65,939.323    6.09         401,570
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                464,522.134    6.08       2,824,295
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              610,059.047    6.07       3,703,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          162,394.418    6.06         984,110
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        123,276.130    6.05         745,821

                                      153

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST SPECIAL SITUATIONS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             246,923.594   $6.04     $1,491,419
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      327,689.607    6.04      1,979,245
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          292,321.465    6.03      1,762,698
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    401,444.438    6.02      2,416,696
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             520,898.404    6.01      3,130,599
Access - Annual Ratchet (post April 2001)                                             13,630.437    5.99         81,646
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  96,354.913    5.98        576,202
Access - 7% Solution (post April 2001)                                                 7,583.310    5.97         45,272
Access  - Max 7 (post April 2001)                                                     19,023.473    5.96        113,380
ES II - Max 7 (post 2000), Generations - Max 7                                       170,016.196    6.01      1,021,797
Landmark - 7% Solution                                                                70,820.281    5.99        424,213
Value                                                                                  6,471.533    6.15         39,800
                                                                                -----------------        ---------------
                                                                                   3,608,973.675            $21,800,498
                                                                                =================        ===============

GCG TRUST SPECIAL SITUATIONS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,145.777   $9.63        $20,664
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,627.415    9.62         34,896
                                                                                -----------------        ---------------
                                                                                       5,773.192                $55,560
                                                                                =================        ===============

GCG TRUST STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                   16,012.956  $10.19       $163,172
Contracts in accumulation period:
DVA 80                                                                                11,734.623   10.34        121,336
DVA                                                                                  134,063.017   10.19      1,366,102
DVA Series 100                                                                         6,136.461    9.93         60,935

                                      154

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                            275,485.690   $10.01      $2,757,612
DVA Plus - Standard (post January 2000 & post 2000)                                126,033.889     9.97       1,256,558
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   2,906,118.345     9.91      28,799,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,870,964.685     9.86      18,447,712
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,999,021.919     9.80      19,590,415
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      748,019.466     9.75       7,293,190
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           335,993.421     9.71       3,262,496
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    2,578,304.124     9.68      24,957,984
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        398,841.111     9.64       3,844,828
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,196,567.061     9.61      11,499,009
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         1,357,779.373     9.54      12,953,215
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          430.560     9.50           4,090
Access - Annual Ratchet (post April 2001)                                           22,031.797     9.43         207,760
Access - Max 5.5 (post April 2001), Landmark - Max 7                                63,802.164     9.40         599,740
Access - 7% Solution (post April 2001)                                              20,218.871     9.36         189,249
Access  - Max 7 (post April 2001)                                                   28,983.967     9.29         269,261
ES II - Max 7 (post 2000), Generations - Max 7                                     179,597.574     9.57       1,718,749
Landmark - 7% Solution                                                              24,833.591     9.47         235,174
Value                                                                               23,302.730    10.26         239,086
                                                                               ----------------         ----------------
                                                                                14,324,277.395             $139,837,306
                                                                               ================         ================


                                      155

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                       4,899.546    $9.65         $47,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,511.374     9.64          14,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,318.982     9.63          12,702
ES II - Max 7 (post 2000), Generations - Max 7                                         314.201     9.63           3,026
                                                                               ----------------         ----------------
                                                                                     8,044.103                  $77,579
                                                                               ================         ================

GCG TRUST TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                              16,067.433   $20.21        $324,723
DVA                                                                                206,393.471    19.88       4,103,102
DVA Series 100                                                                       3,973.499    19.31          76,728
DVA Plus - Standard (pre February 2000)                                            631,444.743    19.47      12,294,229
DVA Plus - Standard (post January 2000 & post 2000)                                447,612.150    19.39       8,679,200
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   9,138,044.633    19.23     175,724,598
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          4,962,122.568    19.15      95,024,647
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      5,740,869.851    18.99     109,019,118
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      859,681.681    18.91      16,256,581
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,672,476.623    18.83      31,492,735
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    8,722,390.414    18.75     163,544,820

                                      156

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000),  Premium Plus - Max 5.5 (post 2000),  ES II - 7% Solution  (post 2000),
  Generations
  - 7% Solution                                                                        1,806,440.987  $18.68      $33,744,318
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,921,172.749   18.60       72,933,813
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               4,012,552.154   18.44       73,991,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                             19,957.847   18.37          366,626
Access - Annual Ratchet (post April 2001)                                                108,560.173   18.21        1,976,881
Access - Max 5.5 (post April 2001), Landmark - Max 7                                     687,305.380   18.14       12,467,720
Access - 7% Solution (post April 2001)                                                   123,964.300   18.06        2,238,795
Access  - Max 7 (post April 2001)                                                        192,906.695   17.91        3,454,959
ES II - Max 7 (post 2000), Generations - Max 7                                           865,414.745   18.52       16,027,481
Landmark - 7% Solution                                                                   311,823.735   18.29        5,703,256
Granite PrimElite - Standard                                                               3,436.014   19.47           66,899
Granite PrimElite - Annual Ratchet                                                        24,501.483   19.23          471,164
Access One                                                                                   243.000   20.72            5,035
Value                                                                                    124,189.496   20.05        2,489,999
VA Option I                                                                              100,966.989   19.96        2,015,301
VA Option II                                                                              58,151.220   19.47        1,132,204
VA Option III                                                                             20,971.311   19.23          403,278
VA Bonus Option I                                                                        129,465.341   19.15        2,479,261
VA Bonus Option II                                                                       136,882.391   18.67        2,555,594
VA Bonus Option III                                                                       58,555.225   18.44        1,079,758
SmartDesign Advantage Option I                                                            19,792.659   18.00          356,268
SmartDesign Advantage Option II                                                            7,434.941   17.70          131,598
SmartDesign Advantage Option III                                                          13,605.955   17.48          237,832
Rollover Choice Option I                                                                  24,144.989   20.30          490,143
Rollover Choice Option II                                                                    414.379   19.96            8,271
                                                                                     ----------------        -----------------
                                                                                      45,173,931.224             $853,368,397
                                                                                     ================        =================

GCG TRUST TOTAL RETURN ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                                  14,499.387  $10.04         $145,574
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard  (post  January 2000 and post 2000),  ES II - Deferred  Ratchet (post
  2000),
  Generations - Deferred Ratchet                                                          19,781.090   10.04          198,602
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
  Premium  Plus  - Max  5.5  (post  2000),  ES  II - 7%  Solution  (post  2000),
Generations
  - 7% Solution                                                                           42,679.276   10.03          428,073
ES II - Max 7 (post 2000), Generations - Max 7                                            18,244.240   10.03          182,990
                                                                                     ----------------        -----------------
                                                                                          95,203.993                 $955,239
                                                                                     ================        =================

                                      157

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                   196.196  $15.72         $3,084
DVA                                                                                      625.357   15.47          9,674
Contracts in accumulation period:
DVA 80                                                                                14,757.269   15.72        231,984
DVA                                                                                  255,627.944   15.47      3,954,565
DVA Series 100                                                                        10,613.579   15.04        159,628
DVA Plus - Standard (pre February 2000)                                              263,973.651   15.18      4,007,120
DVA Plus - Standard (post January 2000 & post 2000)                                   87,727.524   15.10      1,324,686
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    2,314,069.828   15.00     34,711,047
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,201,589.403   14.92     17,927,714
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,133,007.485   14.82     31,611,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        259,140.361   14.74      3,819,729
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             318,879.888   14.68      4,681,157
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    2,165,514.354   14.61     31,638,165
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          307,027.413   14.56      4,470,319
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           923,702.340   14.50     13,393,684
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             983,702.944   14.38     14,145,648
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,517.456   14.32         79,010
Access - Annual Ratchet (post April 2001)                                             20,452.084   14.21        290,624
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 131,098.668   14.15      1,855,046

                                      158

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY (CONTINUED)
Access - 7% Solution (post April 2001)                                                19,840.272  $14.09        $279,549
Access  - Max 7 (post April 2001)                                                     48,682.166   13.98         680,577
ES II - Max 7 (post 2000), Generations - Max 7                                       160,511.984   14.44       2,317,793
Landmark - 7% Solution                                                                56,537.908   14.27         806,796
Value                                                                                 12,716.963   15.59         198,257
VA Option I                                                                            5,697.794   15.53          88,487
VA Option II                                                                           6,030.913   15.16          91,429
VA Option III                                                                            701.727   14.97          10,505
VA Bonus Option I                                                                     13,323.533   14.91         198,654
VA Bonus Option II                                                                     7,148.366   14.56         104,080
VA Bonus Option III                                                                    7,163.305   14.38         103,008
SmartDesign Advantage Option I                                                         2,513.045   14.05          35,308
SmartDesign Advantage Option II                                                        1,441.150   13.82          19,917
SmartDesign Advantage Option III                                                         372.008   13.65           5,078
                                                                                -----------------        ----------------
                                                                                  11,739,904.878            $173,253,493
                                                                                =================        ================

GCG TRUST VALUE EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  4,330.312   $9.63         $41,701
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            4,121.280    9.62          39,647
ES II - Max 7 (post 2000), Generations - Max 7                                         2,676.572    9.61          25,722
                                                                                -----------------        ----------------
                                                                                      11,128.164                $107,070
                                                                                =================        ================

GCG TRUST VAN KAMPEN GROWTH AND INCOME
Currently payable annuity products:
DVA 80                                                                                   487.525  $19.21          $9,365
DVA                                                                                    6,153.091   18.86         116,047
Contracts in accumulation period:
DVA 80                                                                                12,569.800   19.21         241,466
DVA                                                                                1,174,899.843   18.86      22,158,611
DVA Series 100                                                                        41,044.682   18.25         749,065
DVA Plus - Standard (pre February 2000)                                              802,103.676   18.45      14,798,813
DVA Plus - Standard (post January 2000 & post 2000)                                  212,478.908   18.34       3,896,863
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,183,620.626   18.19     112,480,059

                                      159

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,951,606.925  $18.08     $35,285,053
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        6,933,408.861   17.94     124,385,355
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        478,279.632   17.83       8,527,726
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             835,107.303   17.75      14,823,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    7,350,027.957   17.67     129,874,994
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,372.946   17.58      10,835,836
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,678,850.979   17.50      29,379,892
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,920,555.207   17.34      33,302,427
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            834.783   17.26          14,408
Access - Annual Ratchet (post April 2001)                                             40,928.330   17.09         699,465
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 180,352.195   17.01       3,067,791
Access - 7% Solution (post April 2001)                                                38,925.362   16.93         659,006
Access  - Max 7 (post April 2001)                                                     69,527.951   16.77       1,165,984
ES II - Max 7 (post 2000), Generations - Max 7                                       274,359.681   17.42       4,779,346
Landmark - 7% Solution                                                               134,276.152   17.17       2,305,522
Access One                                                                                48.000   19.76             948
Value                                                                                 55,540.097   19.04       1,057,483
                                                                                -----------------        ----------------
                                                                                  30,992,360.512            $554,614,680
                                                                                =================        ================


                                      160

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 42,614.234   $9.79       $417,193
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,609.802    9.79         15,760
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              10,565.924    9.78        103,335
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           20,751.329    9.78        202,948
ES II - Max 7 (post 2000), Generations - Max 7                                        25,611.638    9.78        250,482
                                                                                -----------------        ---------------
                                                                                     101,152.927               $989,718
                                                                                =================        ===============



AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                1,885.585   $7.36        $13,878
DVA Plus - Standard (post January 2000 & post 2000)                                   25,365.346    7.35        186,435
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                218,093.842    7.34      1,600,809
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              226,139.250    7.34      1,659,862
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           43,073.626    7.33        315,730
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         25,792.732    7.32        188,803
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              95,004.921    7.32        695,436

                                      161

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       94,533.265   $7.32      $691,983
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           76,298.756    7.31       557,744
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    144,579.250    7.31     1,056,874
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             237,697.824    7.30     1,735,194
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,380.753    7.29        17,356
Access - Annual Ratchet (post April 2001)                                             36,436.265    7.28       265,256
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  11,617.804    7.28        84,578
Access - 7% Solution (post April 2001)                                                 8,919.249    7.27        64,843
Access  - Max 7 (post April 2001)                                                    109,981.346    7.27       799,564
ES II - Max 7 (post 2000), Generations - Max 7                                       132,570.005    7.30       967,761
Landmark - 7% Solution                                                                20,619.001    7.29       150,313
VA Option I                                                                            2,751.497    7.38        20,306
VA Option II                                                                           1,639.386    7.36        12,066
VA Bonus Option I                                                                     10,729.473    7.34        78,754
VA Bonus Option II                                                                     4,182.723    7.31        30,576
VA Bonus Option III                                                                    7,735.578    7.30        56,470
SmartDesign Advantage Option I                                                         9,033.164    7.27        65,671
SmartDesign Advantage Option II                                                        2,133.782    7.25        15,470
SmartDesign Advantage Option III                                                         934.452    7.24         6,765
                                                                                -----------------        --------------
                                                                                   1,550,128.875           $11,338,497
                                                                                =================        ==============

AIM V.I. GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,399.031   $7.00        $9,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      6,965.519    6.98        48,619
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            984.776    6.97         6,864
VA Option I                                                                           26,221.846    7.06       185,126
VA Option II                                                                          20,010.222    7.03       140,672
VA Option III                                                                          1,160.532    7.02         8,147
VA Bonus Option I                                                                     15,898.460    7.02       111,607
VA Bonus Option II                                                                    34,050.283    6.99       238,011

                                      162

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH (CONTINUED)
VA Bonus Option III                                                                       797.868    $6.98        $5,569
SmartDesign Advantage Option I                                                          9,991.085     6.95        69,438
SmartDesign Advantage Option II                                                         3,408.679     6.93        23,622
SmartDesign Advantage Option III                                                          148.669     6.92         1,029
                                                                                 -----------------         --------------
                                                                                      121,036.970               $848,497
                                                                                 =================         ==============

AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
Rollover Choice Option I                                                                3,701.273    $7.40       $27,389
                                                                                 -----------------         --------------
                                                                                        3,701.273                $27,389
                                                                                 =================         ==============

AIM V.I. CORE EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                4,960.602    $8.26       $40,975
                                                                                 -----------------         --------------
                                                                                        4,960.602                $40,975
                                                                                 =================         ==============

AIM V.I. PREMIER EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                6,113.296    $6.84       $41,815
Rollover Choice Option II                                                               5,600.805     6.82        38,197
                                                                                 -----------------         --------------
                                                                                       11,714.101                $80,012
                                                                                 =================         ==============

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                           5,317.948    $8.58       $45,628
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              8,584.788     8.55        73,400
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           5,498.975     8.53        46,906
VA Option I                                                                            53,589.426     8.66       464,084
VA Option II                                                                           41,567.535     8.62       358,312
VA Option III                                                                          16,435.620     8.60       141,346
VA Bonus Option I                                                                      69,917.676     8.60       601,292
VA Bonus Option II                                                                     71,475.693     8.56       611,832
VA Bonus Option III                                                                    17,783.469     8.54       151,871
SmartDesign Advantage Option I                                                         12,252.266     8.50       104,144
SmartDesign Advantage Option II                                                         6,907.718     8.48        58,577
SmartDesign Advantage Option III                                                        6,158.098     8.46        52,098
                                                                                 -----------------         --------------
                                                                                      315,489.212             $2,709,490
                                                                                 =================         ==============


                                      163

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         11,011.021    $7.33      $80,711
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             5,073.118     7.31       37,084
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,048.890     7.29       14,936
VA Option I                                                                          111,625.699     7.40      826,030
VA Option II                                                                         107,568.702     7.37      792,781
VA Option III                                                                         37,970.848     7.35      279,086
VA Bonus Option I                                                                    187,892.497     7.35    1,381,010
VA Bonus Option II                                                                   110,199.338     7.32      806,659
VA Bonus Option III                                                                   49,729.010     7.30      363,022
SmartDesign Advantage Option I                                                         7,581.492     7.27       55,117
SmartDesign Advantage Option II                                                       11,489.341     7.25       83,298
SmartDesign Advantage Option III                                                       1,624.503     7.23       11,745
                                                                                 ----------------         -------------
                                                                                     643,814.459            $4,731,479
                                                                                 ================         =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,699.611    $6.50     $121,547
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             4,096.233     6.48       26,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            242.415     6.47        1,568
VA Option I                                                                           41,282.713     6.56      270,815
VA Option II                                                                          87,298.365     6.54      570,931
VA Option III                                                                         21,482.259     6.52      140,064
VA Bonus Option I                                                                     48,076.653     6.52      313,460
VA Bonus Option II                                                                    63,675.099     6.49      413,251
VA Bonus Option III                                                                   13,118.794     6.47       84,879
SmartDesign Advantage Option I                                                        10,347.731     6.44       66,639
SmartDesign Advantage Option II                                                       10,463.152     6.43       67,278
SmartDesign Advantage Option III                                                       2,733.252     6.41       17,520
                                                                                 ----------------         -------------
                                                                                     321,516.277            $2,094,496
                                                                                 ================         =============




                                      164

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
DVA                                                                                    6,391.315    $6.41       $40,968
DVA Plus - Standard (pre February 2000)                                                9,787.230     6.39        62,540
DVA Plus - Standard (post January 2000 & post 2000)                                   14,326.050     6.38        91,400
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      523,176.282     6.37     3,332,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              534,217.197     6.37     3,402,964
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          219,814.733     6.36     1,398,022
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         69,147.668     6.35       439,088
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             202,568.992     6.35     1,286,313
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      256,320.522     6.34     1,625,072
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          138,234.806     6.34       876,409
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           244,585.622     6.33     1,548,227
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             473,546.962     6.33     2,997,552
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          7,612.918     6.32        48,114
Access - Annual Ratchet (post April 2001)                                              4,842.214     6.31        30,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 107,164.703     6.31       676,209
Access - 7% Solution (post April 2001)                                                72,400.853     6.30       456,125
Access  - Max 7 (post April 2001)                                                     13,477.384     6.29        84,773
ES II - Max 7 (post 2000), Generations - Max 7                                       147,714.687     6.33       935,034
Landmark - 7% Solution                                                                72,837.366     6.32       460,332
Value                                                                                 16,144.991     6.42       103,651
VA Option I                                                                          117,835.906     6.42       756,507

                                      165

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH (CONTINUED)
VA Option II                                                                          41,737.349   $6.39       $266,702
VA Option III                                                                         15,098.206    6.37         96,176
VA Bonus Option I                                                                    156,999.146    6.37      1,000,085
VA Bonus Option II                                                                    74,614.341    6.34        473,055
VA Bonus Option III                                                                   53,634.764    6.32        338,972
SmartDesign Advantage Option I                                                        14,612.297    6.30         92,057
SmartDesign Advantage Option II                                                        8,816.847    6.28         55,370
SmartDesign Advantage Option III                                                       2,814.395    6.26         17,618
Rollover Choice Option I                                                              30,532.901    6.43        196,327
Rollover Choice Option II                                                              3,701.211    6.42         23,762
Rollover Choice Option III                                                               607.274    6.40          3,887
                                                                                 ----------------        ---------------
                                                                                   3,655,317.132            $23,216,498
                                                                                 ================        ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
DVA                                                                                    4,246.161   $7.88        $33,460
DVA Series 100                                                                           525.907    7.84          4,123
DVA Plus - Standard (pre February 2000)                                                5,651.143    7.85         44,361
DVA Plus - Standard (post January 2000 & post 2000)                                   37,470.212    7.85        294,141
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      478,394.663    7.83      3,745,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              321,871.933    7.83      2,520,257
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          185,664.648    7.82      1,451,898
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         70,101.597    7.81        547,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             177,882.505    7.80      1,387,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      338,456.229    7.80      2,639,959

                                      166

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          139,297.067   $7.79     $1,085,124
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           178,751.984    7.79      1,392,478
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             250,947.059    7.78      1,952,368
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,459.360    7.77         73,499
Access - Annual Ratchet (post April 2001)                                             18,935.799    7.76        146,942
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  54,903.954    7.75        425,506
Access - 7% Solution (post April 2001)                                                46,318.279    7.75        358,967
Access  - Max 7 (post April 2001)                                                      7,498.006    7.74         58,035
ES II - Max 7 (post 2000), Generations - Max 7                                        70,753.511    7.78        550,462
Landmark - 7% Solution                                                                19,711.625    7.76        152,962
Value                                                                                  3,346.119    7.89         26,401
VA Option I                                                                          137,710.507    7.89      1,086,536
VA Option II                                                                          67,873.888    7.85        532,810
VA Option III                                                                         26,357.099    7.83        206,376
VA Bonus Option I                                                                    178,215.219    7.83      1,395,425
VA Bonus Option II                                                                   140,603.473    7.79      1,095,301
VA Bonus Option III                                                                   24,656.472    7.78        191,827
SmartDesign Advantage Option I                                                        15,527.727    7.74        120,185
SmartDesign Advantage Option II                                                       10,722.407    7.72         82,777
SmartDesign Advantage Option III                                                       7,831.391    7.70         60,302
Rollover Choice Option I                                                              21,033.949    7.91        166,379
Rollover Choice Option II                                                              2,414.475    7.89         19,050
Rollover Choice Option III                                                               748.840    7.87          5,893
                                                                                 ----------------        ---------------
                                                                                   3,053,883.208            $23,854,611
                                                                                 ================        ===============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         10,193.484   $8.63        $87,970
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             8,870.371    8.60         76,285
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,392.267    8.58        166,386
VA Option I                                                                           86,387.123    8.71        752,432
VA Option II                                                                          77,060.412    8.67        668,114
VA Option III                                                                         17,280.541    8.65        149,477
VA Bonus Option I                                                                    141,706.160    8.64      1,224,341
VA Bonus Option II                                                                    80,927.058    8.61        696,782

                                      167

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
VA Bonus Option III                                                                    26,329.715    $8.59      $226,172
SmartDesign Advantage Option I                                                          5,170.226     8.55        44,205
SmartDesign Advantage Option II                                                        11,635.946     8.52        99,138
SmartDesign Advantage Option III                                                        5,478.254     8.50        46,565
Rollover Choice Option I                                                               18,394.766     8.73       160,586
Rollover Choice Option II                                                               4,124.316     8.71        35,923
Rollover Choice Option III                                                                537.961     8.69         4,675
                                                                                   ---------------         --------------
                                                                                      513,488.600             $4,439,051
                                                                                   ===============         ==============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
Rollover Choice Option I                                                                1,171.175    $7.89        $9,241
                                                                                   ---------------         --------------
                                                                                        1,171.175                 $9,241
                                                                                   ===============         ==============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                                1,802.105    $8.99       $16,201
Rollover Choice Option II                                                                 137.390     8.97         1,232
                                                                                   ---------------         --------------
                                                                                        1,939.495                $17,433
                                                                                   ===============         ==============

GREENWICH APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                              410.469   $14.02        $5,755
Granite PrimElite - Annual Ratchet                                                     42,037.067    13.88       583,474
                                                                                   ---------------         --------------
                                                                                       42,447.536               $589,229
                                                                                   ===============         ==============

GALAXY VIP ASSET ALLOCATION
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                               14,470.820    $8.15      $117,937
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                41,973.587     8.14       341,665
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February  2000) and 5.5% Solution  (pre February  2000),  ES II -
  5.5%
  Solution (post 2000)                                                                  4,092.860     8.11        33,193

                                      168

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP ASSET ALLOCATION (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,686.299   $8.10        $62,259
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        3,094.826    8.07         24,975
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,392.631    8.05         51,461
                                                                                 ----------------        ---------------
                                                                                      77,711.023               $631,490
                                                                                 ================        ===============

GALAXY VIP EQUITY
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        6,146.836   $6.57        $40,385
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               41,997.580    6.56        275,504
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            9,438.274    6.54         61,726
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          2,533.499    6.53         16,544
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,842.961    6.50         18,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             9,491.052    6.48         61,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               2,067.330    6.46         13,355
                                                                                 ----------------        ---------------
                                                                                      74,517.532               $487,495
                                                                                 ================        ===============


                                      169

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,973.536   $7.56        $37,600
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                6,935.812    7.55         52,365
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            941.925    7.51          7,074
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,055.178    7.49         15,393
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               778.183    7.46          5,805
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                 520.260    7.44          3,871
                                                                                 ----------------        ---------------
                                                                                      16,204.894               $122,108
                                                                                 ================        ===============

GALAXY VIP HIGH QUALITY BOND
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,333.820  $12.74        $42,473
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                2,441.177   12.72         31,052
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,264.887   12.65         16,001

                                      170

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP HIGH QUALITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                          261.886  $12.61         $3,302
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             2,995.152   12.57         37,649
                                                                                 ----------------        ---------------
                                                                                      10,296.922               $130,477
                                                                                 ================        ===============

GALAXY VIP SMALL COMPANY GROWTH
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        1,744.000   $8.69        $15,155
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,318.134    8.67         11,428
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            1,508.000    8.65         13,044
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            506.975    8.63          4,375
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             1,382.134    8.57         11,845
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                  98.104    8.55            839
                                                                                 ----------------        ---------------
                                                                                       6,557.347                $56,686
                                                                                 ================        ===============

ING GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                          390,804.171  $10.10     $3,947,122
VA Option II                                                                         213,031.411   10.05      2,140,966
VA Option III                                                                        117,577.827   10.03      1,179,306
VA Bonus Option I                                                                    972,908.364   10.02      9,748,542
VA Bonus Option II                                                                   682,003.499    9.98      6,806,395
VA Bonus Option III                                                                  485,961.261    9.96      4,840,174
                                                                                 ----------------        ---------------
                                                                                   2,862,286.533            $28,662,505
                                                                                 ================        ===============


                                      171

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES P
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         67,854.231   $9.93        $673,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     10,497.941    9.91         104,035
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,684.163    9.89          36,436
VA Option I                                                                        1,705,435.036   10.02      17,088,459
VA Option II                                                                         972,549.749    9.98       9,706,046
VA Option III                                                                        401,541.204    9.96       3,999,350
VA Bonus Option I                                                                  5,315,976.104    9.95      52,893,962
VA Bonus Option II                                                                 3,474,689.314    9.91      34,434,171
VA Bonus Option III                                                                2,205,103.224    9.89      21,808,471
SmartDesign Advantage Option I                                                       108,591.586    9.86       1,070,713
SmartDesign Advantage Option II                                                       35,661.831    9.83         350,556
SmartDesign Advantage Option III                                                      26,860.854    9.81         263,505
                                                                                -----------------        ----------------
                                                                                  14,328,445.237            $142,429,497
                                                                                =================        ================

ING GET FUND - SERIES Q
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,383.289  $10.03      $5,640,704
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,409.580   10.01       2,846,940
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         83,909.189    9.99         838,253
VA Option I                                                                        1,999,208.942   10.10      20,192,010
VA Option II                                                                       1,409,733.467   10.07      14,196,016
VA Option III                                                                        491,168.651   10.05       4,936,245
VA Bonus Option I                                                                  4,783,644.544   10.04      48,027,791
VA Bonus Option II                                                                 3,845,316.589   10.01      38,491,619
VA Bonus Option III                                                                1,887,729.911   10.00      18,877,299
SmartDesign Advantage Option I                                                     1,028,249.267    9.97      10,251,645
SmartDesign Advantage Option II                                                      217,938.548    9.94       2,166,309
SmartDesign Advantage Option III                                                     253,781.731    9.93       2,520,053
Rollover Choice Option I                                                               2,541.246   10.12          25,717
Rollover Choice Option II                                                              4,941.125   10.10          49,905
                                                                                -----------------        ----------------
                                                                                  16,854,956.079            $169,060,506
                                                                                =================        ================


                                      172

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES R
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,074,925.572  $10.09     $10,845,999
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    257,403.873   10.07       2,592,057
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        115,167.896   10.06       1,158,589
VA Option I                                                                        2,104,589.356   10.14      21,340,536
VA Option II                                                                         988,297.070   10.12      10,001,566
VA Option III                                                                        506,820.458   10.10       5,118,887
VA Bonus Option I                                                                  4,259,757.948   10.10      43,023,555
VA Bonus Option II                                                                 3,262,756.657   10.08      32,888,587
VA Bonus Option III                                                                1,891,866.395   10.06      19,032,176
SmartDesign Advantage Option I                                                     1,141,597.398   10.04      11,461,638
SmartDesign Advantage Option II                                                      716,661.831   10.02       7,180,952
SmartDesign Advantage Option III                                                     566,849.087   10.01       5,674,159
Rollover Choice Option I                                                              19,740.797   10.16         200,566
Rollover Choice Option II                                                              4,164.678   10.14          42,230
                                                                                -----------------        ----------------
                                                                                  16,910,599.016            $170,561,497
                                                                                =================        ================

ING GET FUND - SERIES S
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,272,002.001  $10.03     $12,758,180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    714,136.233   10.02       7,155,645
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        253,670.431   10.01       2,539,241
VA Option I                                                                        2,645,718.489   10.07      26,642,385
VA Option II                                                                       1,006,108.528   10.05      10,111,391
VA Option III                                                                        531,316.937   10.04       5,334,422
VA Bonus Option I                                                                  5,903,407.361   10.04      59,270,210
VA Bonus Option II                                                                 3,536,752.857   10.02      35,438,264
VA Bonus Option III                                                                2,276,351.650   10.01      22,786,280
SmartDesign Advantage Option I                                                     1,993,960.945   10.00      19,939,609
SmartDesign Advantage Option II                                                    1,229,819.186    9.99      12,285,894
SmartDesign Advantage Option III                                                     467,734.302    9.98       4,667,988
Rollover Choice Option I                                                              31,718.983   10.08         319,727
Rollover Choice Option II                                                              4,790.846   10.07          48,244
                                                                                -----------------        ----------------
                                                                                  21,867,488.749            $219,297,480
                                                                                =================        ================


                                      173

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES T
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 50,400.668  $10.08        $508,039
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,558,991.778   10.07      15,699,047
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              19,504.482   10.07         196,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          171,909.156   10.06       1,729,406
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    508,430.836   10.06       5,114,814
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        402,293.548   10.06       4,047,073
ES II - Max 7 (post 2000), Generations - Max 7                                        95,839.486   10.06         964,145
VA Option I                                                                        2,265,324.445   10.09      22,857,124
VA Option II                                                                         986,184.393   10.08       9,940,739
VA Option III                                                                        395,886.131   10.08       3,990,532
VA Bonus Option I                                                                  6,903,091.797   10.07      69,514,134
VA Bonus Option II                                                                 3,462,362.180   10.06      34,831,364
VA Bonus Option III                                                                2,223,311.868   10.06      22,366,517
SmartDesign Advantage Option I                                                     2,313,192.394   10.05      23,247,584
SmartDesign Advantage Option II                                                    1,164,309.907   10.04      11,689,671
SmartDesign Advantage Option III                                                   1,014,350.218   10.04      10,184,076
Rollover Choice Option I                                                             105,907.907   10.10       1,069,670
Rollover Choice Option II                                                              1,397.340   10.09          14,099
                                                                                -----------------        ----------------
                                                                                  23,642,688.533            $237,964,444
                                                                                =================        ================

ING GET FUND - SERIES U
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,187.025  $10.00         $11,870
VA Option I                                                                            1,571.485   10.00          15,715
VA Option II                                                                           6,507.823   10.00          65,078
VA Option III                                                                          1,409.047   10.00          14,090
VA Bonus Option I                                                                     36,166.923   10.00         361,669
VA Bonus Option II                                                                     8,169.053   10.00          81,691
SmartDesign Advantage Option I                                                         3,233.024    9.99          32,298
Rollover Choice Option I                                                              46,529.254   10.00         465,293
                                                                                -----------------        ----------------
                                                                                     104,773.634              $1,047,704
                                                                                =================        ================


                                      174

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING ALGER GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               5,955.720   $6.56        $39,070
                                                                                -----------------        ---------------
                                                                                       5,955.720                $39,070
                                                                                =================        ===============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
Rollover Choice Option II                                                                215.415   $8.10         $1,745
                                                                                -----------------        ---------------
                                                                                         215.415                 $1,745
                                                                                =================        ===============

ING J.P. MORGAN MID CAP VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,313.035   $9.15        $12,014
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        105.865    9.14            968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            279.120    9.13          2,548
VA Option I                                                                            7,703.109    9.19         70,792
VA Option II                                                                             325.073    9.17          2,981
VA Option III                                                                            871.507    9.16          7,983
VA Bonus Option I                                                                     12,516.020    9.16        114,647
VA Bonus Option II                                                                     6,147.437    9.14         56,188
VA Bonus Option III                                                                    2,029.335    9.13         18,528
SmartDesign Advantage Option I                                                           525.395    9.11          4,786
SmartDesign Advantage Option II                                                          500.283    9.10          4,553
SmartDesign Advantage Option III                                                         525.629    9.09          4,778
                                                                                -----------------        ---------------
                                                                                      32,841.808               $300,766
                                                                                =================        ===============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (INITIAL  CLASS)
Contracts in  accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          9,202.920   $6.12        $56,322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,495.904    6.10          9,125
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,820.488    6.08         41,469
VA Option I                                                                           24,402.739    6.18        150,809
VA Option II                                                                          24,352.603    6.15        149,769
VA Option III                                                                          9,183.824    6.13         56,297
VA Bonus Option I                                                                     51,742.510    6.13        317,182

                                      175

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING MFS(R) CAPITAL OPPORTUNITIES (INITIAL CLASS) (CONTINUED)
VA Bonus Option II                                                                  45,652.230     $6.10      $278,479
VA Bonus Option III                                                                 27,827.914      6.09       169,472
SmartDesign Advantage Option I                                                       7,426.711      6.06        45,006
SmartDesign Advantage Option II                                                        949.187      6.04         5,733
                                                                                ---------------          --------------
                                                                                   209,057.030              $1,279,663
                                                                                ===============          ==============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (SERVICE  CLASS)
Contracts in  accumulation period:
Rollover Choice Option I                                                            10,569.482     $6.85       $72,401
                                                                                ---------------          --------------
                                                                                    10,569.482                 $72,401
                                                                                ===============          ==============

ING MFS(R) GLOBAL GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      110.304     $8.29          $914
VA Option I                                                                          1,482.246      8.34        12,362
VA Option II                                                                         1,343.372      8.32        11,177
VA Bonus Option I                                                                    4,797.670      8.31        39,869
VA Bonus Option II                                                                     295.240      8.29         2,448
VA Bonus Option III                                                                    192.981      8.28         1,598
SmartDesign Advantage Option I                                                         595.582      8.27         4,925
Rollover Choice Option I                                                               222.879      8.35         1,861
                                                                                ---------------          --------------
                                                                                     9,040.274                 $75,154
                                                                                ===============          ==============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                            16,208.427     $7.80      $126,426
                                                                                ---------------          --------------
                                                                                    16,208.427                $126,426
                                                                                ===============          ==============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
Rollover Choice Option I                                                            55,182.425    $10.75      $593,211
                                                                                ---------------          --------------
                                                                                    55,182.425                $593,211
                                                                                ===============          ==============

ING SALOMON BROS. CAPITAL
Contracts in accumulation period:
Rollover Choice Option I                                                             1,231.608     $7.41        $9,126
                                                                                ---------------          --------------
                                                                                     1,231.608                  $9,126
                                                                                ===============          ==============

ING SALOMON BROS. INVESTORS VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               487.219     $7.61        $3,708
                                                                                ---------------          --------------
                                                                                       487.219                  $3,708
                                                                                ===============          ==============

                                      176

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING SCUDDER INTERNATIONAL GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               534.407    $8.14          $4,350
Rollover Choice Option II                                                              385.164     8.13           3,131
                                                                                ---------------         ----------------
                                                                                       919.571                   $7,481
                                                                                ===============         ================

ING T. ROWE PRICE GROWTH EQUITY
Rollover Choice Option I                                                            18,694.132    $7.52        $140,580
Rollover Choice Option II                                                              390.902     7.51           2,936
                                                                                ---------------         ----------------
                                                                                    19,085.034                 $143,516
                                                                                ===============         ================

ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
Rollover Choice Option I                                                               297.448    $7.54          $2,243
                                                                                ---------------         ----------------
                                                                                       297.448                   $2,243
                                                                                ===============         ================

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               28,765.909    $8.30        $238,757
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              2,563.257     8.30          21,275
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        4,117.380     8.29          34,133
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               283.320     8.29           2,349
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         29,823.131     8.28         246,936
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    1,649.302     8.28          13,656
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        4,188.813     8.27          34,641
ES II - Max 7 (post 2000), Generations - Max 7                                     105,532.227     8.27         872,752
VA Option I                                                                          6,159.801     8.32          51,250
VA Option II                                                                         4,430.488     8.31          36,817
VA Option III                                                                          109.415     8.30             908
VA Bonus Option I                                                                    5,134.250     8.30          42,614
VA Bonus Option II                                                                   6,396.200     8.28          52,961
VA Bonus Option III                                                                  2,101.826     8.27          17,382

                                      177

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VAN KAMPEN COMSTOCK (CONTINUED)
SmartDesign Advantage Option I                                                         1,514.971    $8.25        $12,499
SmartDesign Advantage Option II                                                        2,191.557     8.24         18,058
Rollover Choice Option I                                                               4,737.926     8.34         39,514
                                                                                -----------------         ---------------
                                                                                     209,699.773              $1,736,502
                                                                                =================         ===============

ING VP WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                    5,517.312    $5.26        $29,021
DVA Plus - Standard (pre February 2000)                                               12,358.456     5.23         64,635
DVA Plus - Standard (post January 2000 & post 2000)                                   49,480.801     5.22        258,290
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                467,246.705     5.21      2,434,355
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              859,281.375     5.20      4,468,263
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          142,057.864     5.19        737,280
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        116,508.310     5.18        603,513
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             322,466.194     5.17      1,667,150
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      361,646.549     5.16      1,866,096
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          349,870.710     5.16      1,805,333
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    598,427.686     5.15      3,081,903
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,083,707.075     5.14      5,570,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,003.284     5.13          5,147
Access - Annual Ratchet (post April 2001)                                             39,020.638     5.12        199,786

                                      178

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 138,853.238   $5.11       $709,540
Access - 7% Solution (post April 2001)                                                57,393.340    5.10        292,706
Access  - Max 7 (post April 2001)                                                     78,477.936    5.09        399,453
ES II - Max 7 (post 2000), Generations - Max 7                                       382,518.737    5.14      1,966,146
Landmark - 7% Solution                                                               100,549.031    5.12        514,811
Value                                                                                 31,341.713    5.28        165,484
VA Option I                                                                           13,906.179    5.27         73,286
VA Option II                                                                          22,034.369    5.23        115,240
VA Option III                                                                          3,808.449    5.21         19,842
VA Bonus Option I                                                                     25,910.251    5.20        134,733
VA Bonus Option II                                                                    20,896.200    5.16        107,824
VA Bonus Option III                                                                    6,582.348    5.14         33,833
SmartDesign Advantage Option I                                                         5,942.421    5.10         30,306
SmartDesign Advantage Option II                                                          819.595    5.07          4,155
SmartDesign Advantage Option III                                                       1,408.659    5.05          7,114
                                                                                -----------------        ---------------
                                                                                   5,299,035.425            $27,365,499
                                                                                =================        ===============

ING VP BOND
Contracts in accumulation period:
DVA 80                                                                                 5,835.705  $10.69        $62,384
DVA                                                                                    1,384.830   10.67         14,776
DVA Series 100                                                                           460.852   10.65          4,908
DVA Plus - Standard (pre February 2000)                                               13,699.520   10.65        145,900
DVA Plus - Standard (post January 2000 & post 2000)                                   65,448.385   10.65        697,025
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                719,278.721   10.64      7,653,126
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              665,314.190   10.64      7,078,943
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          290,354.137   10.63      3,086,464
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,128.304   10.63        511,604
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              88,274.683   10.63        938,360

                                      179

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      707,083.140   $10.62    $7,509,223
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,866.859    10.62     2,324,366
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           616,916.853    10.62     6,551,657
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             456,890.838    10.61     4,847,612
Access - Annual Ratchet (post April 2001)                                              9,276.800    10.60        98,334
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  20,543.142    10.59       217,552
Access - 7% Solution (post April 2001)                                                45,161.920    10.59       478,265
Access  - Max 7 (post April 2001)                                                     93,174.370    10.58       985,785
ES II - Max 7 (post 2000), Generations - Max 7                                       564,471.057    10.61     5,989,038
Landmark - 7% Solution                                                                16,610.577    10.60       176,072
Value                                                                                 21,077.526    10.68       225,108
                                                                                 ----------------         --------------
                                                                                   4,668,252.409            $49,596,502
                                                                                 ================         ==============

ING VP GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               6,569.234    $6.94       $45,590
                                                                                 ----------------         --------------
                                                                                       6,569.234                $45,590
                                                                                 ================         ==============

ING VP INDEX PLUS LARGECAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         12,557.733    $7.21       $90,541
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,179.958     7.19        44,434
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,963.889     7.18        28,461
VA Option I                                                                          141,983.350     7.28     1,033,639
VA Option II                                                                          46,368.062     7.25       336,168
VA Option III                                                                         34,433.300     7.24       249,297
VA Bonus Option I                                                                    224,198.353     7.23     1,620,954
VA Bonus Option II                                                                    35,518.020     7.20       255,730
VA Bonus Option III                                                                   26,792.477     7.18       192,370
SmartDesign Advantage Option I                                                        10,195.872     7.15        72,900
SmartDesign Advantage Option II                                                        8,441.439     7.13        60,187

                                      180

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP (CONTINUED)
SmartDesign Advantage Option III                                                       8,987.585    $7.11       $63,902
Rollover Choice Option I                                                              71,089.664     7.31       519,665
Rollover Choice Option II                                                              2,369.346     7.28        17,249
Rollover Choice Option III                                                               564.067     7.27         4,101
                                                                                 ----------------         --------------
                                                                                     633,643.115             $4,589,598
                                                                                 ================         ==============

ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,930.296    $8.53      $118,825
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             7,367.210     8.51        62,695
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,361.288     8.49       164,377
VA Option I                                                                          133,786.073     8.61     1,151,898
VA Option II                                                                          61,372.138     8.58       526,573
VA Option III                                                                         19,210.554     8.56       164,442
VA Bonus Option I                                                                    177,302.397     8.55     1,515,935
VA Bonus Option II                                                                    94,503.966     8.51       804,229
VA Bonus Option III                                                                   97,939.999     8.49       831,511
SmartDesign Advantage Option I                                                        11,177.803     8.46        94,564
SmartDesign Advantage Option II                                                       10,167.267     8.43        85,710
SmartDesign Advantage Option III                                                      17,384.130     8.41       146,201
Rollover Choice Option I                                                              22,538.459     8.64       194,732
Rollover Choice Option II                                                              5,073.425     8.61        43,682
Rollover Choice Option III                                                               480.800     8.59         4,130
                                                                                 ----------------         --------------
                                                                                     691,595.805             $5,909,504
                                                                                 ================         ==============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         24,464.385    $8.59      $210,149
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,622.813     8.57        31,048
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,254.460     8.55        27,826
VA Option I                                                                           97,303.653     8.67       843,623
VA Option II                                                                          45,701.551     8.64       394,861
VA Option III                                                                          8,401.252     8.62        72,419
VA Bonus Option I                                                                    119,426.433     8.61     1,028,262
VA Bonus Option II                                                                    50,587.854     8.57       433,538

                                      181

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS SMALLCAP (CONTINUED)
VA Bonus Option III                                                                    69,820.561    $8.55      $596,966
SmartDesign Advantage Option I                                                          5,086.437     8.52        43,336
SmartDesign Advantage Option II                                                         9,017.544     8.49        76,559
SmartDesign Advantage Option III                                                        9,049.582     8.47        76,650
Rollover Choice Option I                                                               18,191.748     8.70       158,268
Rollover Choice Option II                                                               1,382.428     8.68        11,999
                                                                                  ----------------         --------------
                                                                                      465,310.701             $4,005,504
                                                                                  ================         ==============

ING VP SMALL COMPANY
Contracts in accumulation period:
Rollover Choice Option I                                                               16,504.399    $7.56      $124,773
Rollover Choice Option II                                                               4,207.514     7.54        31,725
                                                                                  ----------------         --------------
                                                                                       20,711.913               $156,498
                                                                                  ================         ==============

ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,312.844    $6.55        $8,599
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              1,588.561     6.53        10,373
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,346.537     6.52        15,299
VA Option I                                                                            31,204.909     6.62       206,576
VA Option II                                                                           13,742.756     6.59        90,565
VA Option III                                                                           4,227.538     6.57        27,775
VA Bonus Option I                                                                      32,953.774     6.57       216,506
VA Bonus Option II                                                                     28,741.641     6.54       187,970
VA Bonus Option III                                                                     7,083.223     6.52        46,183
SmartDesign Advantage Option I                                                         17,731.744     6.49       115,079
SmartDesign Advantage Option II                                                         1,235.020     6.47         7,991
SmartDesign Advantage Option III                                                       14,687.082     6.46        94,879
Rollover Choice Option I                                                                8,766.617     6.63        58,123
                                                                                  ----------------         --------------
                                                                                      165,622.247             $1,085,918
                                                                                  ================         ==============

ING VP CONVERTIBLE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,417.757    $9.61       $13,625
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                                571.190     9.58         5,472

                                       182

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP CONVERTIBLE (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         2,962.680    $9.56       $28,323
VA Option I                                                                          27,864.868     9.70       270,289
VA Option II                                                                         23,212.677     9.66       224,234
VA Bonus Option I                                                                    24,891.586     9.63       239,706
VA Bonus Option II                                                                   16,097.635     9.59       154,376
VA Bonus Option III                                                                   1,293.425     9.57        12,378
SmartDesign Advantage Option I                                                        3,125.116     9.52        29,751
SmartDesign Advantage Option II                                                       5,397.937     9.50        51,280
SmartDesign Advantage Option III                                                        522.665     9.48         4,955
                                                                               -----------------         --------------
                                                                                    107,357.536             $1,034,389
                                                                               =================         ==============
ING VP GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508.000    $5.30        $2,692
DVA Plus - Standard (pre February 2000)                                                 589.526     5.27         3,107
DVA Plus - Standard (post January 2000 & post 2000)                                  11,903.518     5.27        62,732
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                      143,306.638     5.26       753,793
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             297,926.064     5.26     1,567,091
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         134,511.899     5.25       706,187
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        30,250.239     5.24       158,511
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            157,970.166     5.24       827,764
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                       151,542.584     5.23       792,568
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         149,494.282     5.23       781,855
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   178,992.222     5.23       936,129

                                      183

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             355,700.276    $5.22    $1,856,755
Access - Annual Ratchet (post April 2001)                                              4,918.441     5.20        25,576
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,490.561     5.20       356,151
Access - 7% Solution (post April 2001)                                                11,587.039     5.19        60,137
Access  - Max 7 (post April 2001)                                                     49,552.666     5.19       257,178
ES II - Max 7 (post 2000), Generations - Max 7                                       109,759.285     5.22       572,943
Landmark - 7% Solution                                                                34,246.496     5.21       178,424
Value                                                                                  1,365.563     5.31         7,251
Rollover Choice Option I                                                               2,754.175     5.32        14,652
                                                                                 ----------------         --------------
                                                                                   1,895,369.640             $9,921,496
                                                                                 ================         ==============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               4,649.081    $8.47       $39,378
Rollover Choice Option II                                                                288.667     8.45         2,439
                                                                                 ----------------         --------------
                                                                                       4,937.748                $41,817
                                                                                 ================         ==============

ING VP LARGE COMPANY VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          6,796.009    $7.95       $54,028
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               888.555     7.93         7,046
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,895.920     7.91        22,907
VA Option I                                                                           31,277.430     8.03       251,158
VA Option II                                                                          18,070.271     7.99       144,381
VA Option III                                                                         14,141.043     7.98       112,846
VA Bonus Option I                                                                     26,066.797     7.97       207,752
VA Bonus Option II                                                                    10,660.289     7.93        84,536
VA Bonus Option III                                                                    4,544.920     7.92        35,996
SmartDesign Advantage Option I                                                         3,927.934     7.88        30,952
SmartDesign Advantage Option II                                                           80.251     7.86           631
SmartDesign Advantage Option III                                                         727.650     7.84         5,705
                                                                                 ----------------         --------------
                                                                                     120,077.069               $957,938
                                                                                 ================         ==============

ING VP LARGECAP GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,324.788    $6.15       $26,597

                                      184

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP LARGECAP GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               148.376    $6.13          $910
VA Option I                                                                           17,334.479     6.21       107,647
VA Option II                                                                          31,441.028     6.18       194,306
VA Option III                                                                          7,410.080     6.17        45,720
VA Bonus Option I                                                                     41,753.715     6.16       257,203
VA Bonus Option II                                                                    42,851.444     6.14       263,108
VA Bonus Option III                                                                   11,187.257     6.12        68,466
SmartDesign Advantage Option I                                                         4,073.044     6.10        24,846
SmartDesign Advantage Option II                                                        1,059.501     6.08         6,442
SmartDesign Advantage Option III                                                       1,693.678     6.06        10,264
                                                                                 ----------------         --------------
                                                                                     163,277.390             $1,005,509
                                                                                 ================         ==============

ING VP MAGNACAP
Contracts in accumulation period:
DVA                                                                                    6,555.686   $7.15        $46,873
DVA Plus - Standard (pre February 2000)                                                6,549.431    7.12         46,632
DVA Plus - Standard (post January 2000 & post 2000)                                   10,551.443    7.11         75,021
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                211,733.236    7.10      1,503,306
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              307,643.277    7.10      2,184,267
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           20,061.852    7.08        142,038
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         17,210.413    7.08        121,850
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             153,013.266    7.07      1,081,804
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      125,575.174    7.07        887,816
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          102,496.200    7.06        723,623

                                      185

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP MAGNACAP (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    190,988.256   $7.05     $1,346,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             295,511.233    7.04      2,080,399
Access - Annual Ratchet (post April 2001)                                             18,131.585    7.02        127,284
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  41,228.581    7.02        289,425
Access - 7% Solution (post April 2001)                                                12,375.694    7.01         86,754
Access  - Max 7 (post April 2001)                                                     27,970.406    7.00        195,793
ES II - Max 7 (post 2000), Generations - Max 7                                       108,901.970    7.05        767,759
Landmark - 7% Solution                                                                31,708.981    7.03        222,914
Value                                                                                  4,070.367    7.16         29,144
VA Option I                                                                           20,708.864    7.16        148,275
VA Option II                                                                             284.124    7.12          2,023
VA Option III                                                                            630.457    7.10          4,476
VA Bonus Option I                                                                     19,500.998    7.10        138,457
VA Bonus Option II                                                                     6,930.236    7.06         48,927
VA Bonus Option III                                                                    3,957.580    7.04         27,861
SmartDesign Advantage Option I                                                         1,471.448    7.01         10,315
                                                                                -----------------        ---------------
                                                                                   1,745,760.759            $12,339,503
                                                                                =================        ===============

ING VP MIDCAP OPPORTUNITIES
Contracts in accumulation period:
Rollover Choice Option I                                                               1,699.815   $7.24        $12,307
                                                                                -----------------        ---------------
                                                                                       1,699.815                $12,307
                                                                                =================        ===============

ING VP SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                    7,081.683   $4.65        $32,930
DVA Plus - Standard (pre February 2000)                                                4,958.507    4.63         22,958
DVA Plus - Standard (post January 2000 & post 2000)                                   59,275.642    4.63        274,446
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                774,556.649    4.62      3,578,452
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,042,745.581    4.62      4,817,485
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          139,362.310    4.61        642,460


                                      186

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,062.812   $4.61       $221,570
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             563,708.902    4.60      2,593,061
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      483,572.111    4.60      2,224,432
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          454,391.883    4.59      2,085,659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    696,664.441    4.59      3,197,690
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,196,796.823    4.58      5,481,329
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            345.077    4.58          1,580
Access - Annual Ratchet (post April 2001)                                             54,432.709    4.57        248,757
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 249,713.741    4.57      1,141,192
Access - 7% Solution (post April 2001)                                                46,045.780    4.56        209,969
Access  - Max 7 (post April 2001)                                                    177,134.824    4.55        805,963
ES II - Max 7 (post 2000), Generations - Max 7                                       374,677.088    4.59      1,719,768
Landmark - 7% Solution                                                               117,675.900    4.57        537,779
Value                                                                                 58,728.870    4.66        273,677
Rollover Choice Option I                                                               3,071.070    4.67         14,342
                                                                                -----------------        ---------------
                                                                                   6,553,002.403            $30,125,499
                                                                                =================        ===============

INVESCO VIF - FINANCIAL SERVICES
Contracts in accumulation period:
DVA                                                                                      406.061   $7.90         $3,208
DVA Series 100                                                                           670.845    7.86          5,273
DVA Plus - Standard (pre February 2000)                                                5,407.333    7.88         42,610
DVA Plus - Standard (post January 2000 & post 2000)                                   19,155.514    7.87        150,754
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                584,089.237    7.86      4,590,941
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              491,868.834    7.85      3,861,170

                                      187

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - FINANCIAL SERVICES (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          117,511.348   $7.84       $921,289
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         44,675.520    7.83        349,809
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             200,145.811    7.83      1,567,142
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      182,155.631    7.82      1,424,457
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          110,702.021    7.82        865,690
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,060.139    7.81      2,218,510
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             407,036.399    7.80      3,174,884
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            667.125    7.79          5,197
Access - Annual Ratchet (post April 2001)                                             36,848.113    7.78        286,678
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  84,291.461    7.78        655,788
Access - 7% Solution (post April 2001)                                                 8,073.622    7.77         62,732
Access  - Max 7 (post April 2001)                                                     32,860.169    7.76        254,995
ES II - Max 7 (post 2000), Generations - Max 7                                        91,597.737    7.81        715,378
Landmark - 7% Solution                                                                47,920.623    7.79        373,302
Value                                                                                  5,012.313    7.92         39,698
VA Option I                                                                           28,312.555    7.91        223,952
VA Option II                                                                          17,476.529    7.88        137,715
VA Option III                                                                          2,929.158    7.86         23,023
VA Bonus Option I                                                                     40,079.602    7.85        314,625
VA Bonus Option II                                                                    39,578.360    7.82        309,503
VA Bonus Option III                                                                   41,939.098    7.80        327,125
SmartDesign Advantage Option I                                                           786.478    7.77          6,111
SmartDesign Advantage Option II                                                        3,904.827    7.74         30,223
SmartDesign Advantage Option III                                                         535.466    7.73          4,139
                                                                                -----------------        ---------------
                                                                                   2,930,697.929            $22,945,921
                                                                                =================        ===============

INVESCO VIF - HEALTH SCIENCES
Contracts in accumulation period:
DVA 80                                                                                 9,089.241   $7.72        $70,169

                                      188

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
DVA                                                                                      540.527   $7.70         $4,162
DVA Series 100                                                                           541.402    7.66          4,147
DVA Plus - Standard (pre February 2000)                                               14,310.616    7.67        109,762
DVA Plus - Standard (post January 2000 & post 2000)                                   22,197.466    7.66        170,033
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                351,424.377    7.65      2,688,396
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              481,392.756    7.65      3,682,655
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          166,542.609    7.63      1,270,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         35,809.566    7.63        273,227
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             183,978.442    7.62      1,401,916
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      493,957.606    7.62      3,763,957
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,523.360    7.61      2,066,293
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    375,101.966    7.61      2,854,526
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             736,095.750    7.59      5,586,967
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,088.348    7.59         15,851
Access - Annual Ratchet (post April 2001)                                             15,338.008    7.58        116,262
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 151,076.855    7.57      1,143,652
Access - 7% Solution (post April 2001)                                                 9,189.497    7.57         69,564
Access  - Max 7 (post April 2001)                                                     45,837.467    7.56        346,531
ES II - Max 7 (post 2000), Generations - Max 7                                       306,734.060    7.60      2,331,179
Landmark - 7% Solution                                                                94,313.253    7.58        714,894
Value                                                                                 10,080.927    7.71         77,724
VA Option I                                                                           33,864.629    7.70        260,758
VA Option II                                                                          24,596.088    7.67        188,652

                                      189

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
VA Option III                                                                          9,104.697   $7.65        $69,651
VA Bonus Option I                                                                     44,853.153    7.65        343,127
VA Bonus Option II                                                                    46,036.519    7.61        350,338
VA Bonus Option III                                                                   66,227.851    7.59        502,669
SmartDesign Advantage Option I                                                         4,098.527    7.56         30,985
SmartDesign Advantage Option II                                                        4,279.783    7.54         32,270
SmartDesign Advantage Option III                                                       2,987.645    7.52         22,467
                                                                                -----------------        ---------------
                                                                                   4,013,212.991            $30,563,504
                                                                                =================        ===============

INVESCO VIF - LEISURE
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                2,494.057   $8.45        $21,075
DVA Plus - Standard (post January 2000 & post 2000)                                    1,919.924    8.45         16,223
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 69,606.717    8.44        587,481
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              132,018.982    8.44      1,114,240
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           28,020.116    8.43        236,210
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,463.630    8.43         12,338
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              65,381.973    8.43        551,170
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       30,006.613    8.42        252,656
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           41,607.549    8.42        350,336
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     54,250.341    8.42        456,788
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             100,698.931    8.41        846,878
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            757.891    8.41          6,374

                                      190

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - LEISURE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                              3,611.911   $8.40         $30,340
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  40,591.830    8.40         340,971
Access - 7% Solution (post April 2001)                                                17,360.124    8.40         145,825
Access  - Max 7 (post April 2001)                                                      7,579.148    8.39          63,589
ES II - Max 7 (post 2000), Generations - Max 7                                        94,573.834    8.41         795,366
Landmark - 7% Solution                                                                24,347.114    8.41         204,759
VA Option I                                                                              749.048    8.47           6,344
VA Option II                                                                             695.822    8.45           5,880
VA Option III                                                                            767.220    8.44           6,475
VA Bonus Option I                                                                      4,265.438    8.44          36,000
VA Bonus Option II                                                                     1,327.969    8.42          11,181
                                                                                -----------------        ----------------
                                                                                     724,096.182              $6,098,499
                                                                                =================        ================

INVESCO VIF - UTILITIES
Contracts in accumulation period:
DVA 80                                                                                 1,587.040   $6.43         $10,205
DVA Plus - Standard (pre February 2000)                                                   63.189    6.38             403
DVA Plus - Standard (post January 2000 & post 2000)                                   11,472.225    6.38          73,193
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                127,144.822    6.37         809,913
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              152,797.244    6.37         973,318
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           86,524.213    6.36         550,294
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,051.925    6.35         114,630
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              51,660.421    6.35         328,044
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      103,373.775    6.34         655,390

                                      191

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - UTILITIES (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           94,265.565   $6.34       $597,644
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    167,758.159    6.33      1,061,909
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             173,345.603    6.32      1,095,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,187.610    6.32         13,826
Access - Annual Ratchet (post April 2001)                                                814.005    6.31          5,136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  52,670.628    6.30        331,825
Access - 7% Solution (post April 2001)                                                24,927.137    6.30        157,041
Access  - Max 7 (post April 2001)                                                      2,946.473    6.29         18,533
ES II - Max 7 (post 2000), Generations - Max 7                                        34,605.984    6.33        219,056
Landmark - 7% Solution                                                                30,198.224    6.31        190,551
VA Option I                                                                           14,992.194    6.41         96,100
VA Option II                                                                          18,841.260    6.38        120,207
VA Option III                                                                          1,930.007    6.37         12,294
VA Bonus Option I                                                                     33,452.942    6.36        212,761
VA Bonus Option II                                                                     8,961.746    6.34         56,817
VA Bonus Option III                                                                   11,546.075    6.32         72,971
SmartDesign Advantage Option I                                                           523.745    6.29          3,294
SmartDesign Advantage Option II                                                          133.928    6.28            841
SmartDesign Advantage Option III                                                         417.793    6.26          2,615
                                                                                -----------------        ---------------
                                                                                   1,227,193.932             $7,784,355
                                                                                =================        ===============

JANUS ASPEN SERIES BALANCED
Contracts in accumulation period:
Rollover Choice Option I                                                              47,037.671   $9.25       $435,098
Rollover Choice Option II                                                              6,041.602    9.23         55,764
Rollover Choice Option III                                                               591.682    9.21          5,449
                                                                                -----------------        ---------------
                                                                                      53,670.955               $496,311
                                                                                =================        ===============

JANUS ASPEN SERIES FLEXIBLE INCOME
Contracts in accumulation period:
Rollover Choice Option I                                                              19,824.232  $10.99       $217,868
Rollover Choice Option II                                                              5,939.558   10.97         65,157
                                                                                -----------------        ---------------
                                                                                      25,763.790               $283,025
                                                                                =================        ===============

JANUS ASPEN SERIES GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                              26,690.842   $7.19       $191,907
                                                                                -----------------        ---------------
                                                                                      26,690.842               $191,907
                                                                                =================        ===============


                                      192

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          3,936.633   $6.84        $26,927
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,893.741    6.82         19,735
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,871.582    6.81         39,985
VA Option I                                                                          105,069.103    6.91        726,028
VA Option II                                                                          53,631.991    6.88        368,988
VA Option III                                                                         14,254.337    6.86         97,785
VA Bonus Option I                                                                    150,684.827    6.86      1,033,698
VA Bonus Option II                                                                    65,555.286    6.83        447,743
VA Bonus Option III                                                                   58,756.313    6.81        400,130
SmartDesign Advantage Option I                                                         7,229.106    6.78         49,013
SmartDesign Advantage Option II                                                       11,630.857    6.76         78,625
SmartDesign Advantage Option III                                                       3,174.425    6.75         21,427
Rollover Choice Option I                                                              31,947.524    6.93        221,396
Rollover Choice Option II                                                                581.133    6.91          4,016
                                                                                -----------------        ---------------
                                                                                     515,216.858             $3,535,496
                                                                                =================        ===============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                              23,286.992   $7.67       $178,611
Rollover Choice Option II                                                              2,448.302    7.65         18,730
Rollover Choice Option III                                                             1,064.000    7.64          8,129
                                                                                -----------------        ---------------
                                                                                      26,799.294               $205,470
                                                                                =================        ===============

OPPENHEIMER STRATEGIC BOND
Contracts in accumulation period:
Rollover Choice Option I                                                                 832.001  $10.67         $8,877
Rollover Choice Option II                                                                696.170   10.65          7,414
                                                                                -----------------        ---------------
                                                                                       1,528.171                $16,291
                                                                                =================        ===============

PIMCO HIGH YIELD
Contracts in accumulation period:
DVA 80                                                                                 2,477.364  $10.12        $25,071
DVA                                                                                  102,400.716   10.03      1,027,079
DVA Series 100                                                                           940.098    9.87          9,279
DVA Plus - Standard (pre February 2000)                                              281,240.079    9.91      2,787,089
DVA Plus - Standard (post January 2000 & post 2000)                                  278,564.887    9.89      2,755,007
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,193,058.219    9.84     60,939,693

                                      193

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,925,319.594   $9.82    $38,546,638
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,053,445.935    9.77     29,832,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        657,117.954    9.75      6,406,900
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,388,956.102    9.73     13,514,543
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,428,136.230    9.70     52,652,921
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,004,329.863    9.68      9,721,913
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,639,544.850    9.66     35,158,003
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,093,339.354    9.61     29,726,991
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,447.208    9.59         42,649
Access - Annual Ratchet (post April 2001)                                            186,395.537    9.54      1,778,213
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 423,832.352    9.52      4,034,884
Access - 7% Solution (post April 2001)                                                64,823.416    9.50        615,822
Access  - Max 7 (post April 2001)                                                    218,537.943    9.45      2,065,184
ES II - Max 7 (post 2000), Generations - Max 7                                       624,871.926    9.63      6,017,517
Landmark - 7% Solution                                                               272,347.815    9.57      2,606,369
Access One                                                                             3,970.224   10.27         40,774
Value                                                                                114,778.115   10.08      1,156,963
VA Option I                                                                           78,297.774   10.05        786,893
VA Option II                                                                          31,300.139    9.91        310,184
VA Option III                                                                         15,357.631    9.84        151,119
VA Bonus Option I                                                                    113,201.558    9.82      1,111,639
VA Bonus Option II                                                                    71,352.805    9.68        690,695
VA Bonus Option III                                                                   27,719.473    9.61        266,384

                                      194

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
SmartDesign Advantage Option I                                                        16,988.722   $9.48        $161,053
SmartDesign Advantage Option II                                                       25,014.302    9.39         234,884
SmartDesign Advantage Option III                                                      10,727.585    9.32          99,981
                                                                                -----------------        ----------------
                                                                                  31,352,835.770            $305,274,501
                                                                                =================        ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                   396.590   $8.28          $3,284
DVA                                                                                   68,010.499    8.20         557,686
DVA Series 100                                                                         1,768.555    8.07          14,272
DVA Plus - Standard (pre February 2000)                                              154,632.792    8.11       1,254,072
DVA Plus - Standard (post January 2000 & post 2000)                                  146,940.984    8.09       1,188,753
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,911,148.898    8.05      39,534,749
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,241,995.580    8.03      18,003,225
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,392,261.204    7.99      27,104,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,721.076    7.97       4,484,887
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             745,489.553    7.95       5,926,642
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,327,507.941    7.94      42,300,413
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          777,891.760    7.92       6,160,903
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,932,333.312    7.90      15,265,433
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,702,074.897    7.86      13,378,309

                                      195

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             24,968.654   $7.80        $194,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 218,962.411    7.79       1,705,717
Access - 7% Solution (post April 2001)                                                59,533.277    7.77         462,574
Access  - Max 7 (post April 2001)                                                    103,647.174    7.73         801,193
ES II - Max 7 (post 2000), Generations - Max 7                                       312,246.133    7.88       2,460,500
Landmark - 7% Solution                                                                76,765.128    7.82         600,303
Value                                                                                 28,964.179    8.24         238,665
                                                                                -----------------        ----------------
                                                                                  22,790,260.597            $181,640,503
                                                                                =================        ================

PIONEER EQUITY-INCOME VCT
Contracts in accumulation period:
Rollover Choice Option I                                                              15,836.215   $8.28        $131,124
Rollover Choice Option II                                                              5,737.063    8.27          47,446
                                                                                -----------------        ----------------
                                                                                      21,573.278                 178,570
                                                                                =================        ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA 80                                                                                 1,285.499   $7.54          $9,693
DVA Plus - Standard (pre February 2000)                                                1,732.586    7.49          12,977
DVA Plus - Standard (post January 2000 & post 2000)                                   10,928.441    7.48          81,745
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                291,460.540    7.47       2,177,210
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              295,687.608    7.47       2,208,786
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          144,234.289    7.46       1,075,988
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         62,576.065    7.45         466,192
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             184,118.536    7.44       1,369,842
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      297,004.743    7.44       2,209,715

                                      196

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          135,708.029   $7.43     $1,008,311
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    229,508.353    7.43      1,705,247
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             562,117.242    7.42      4,170,910
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,686.900    7.41         49,550
Access - Annual Ratchet (post April 2001)                                              8,140.811    7.40         60,242
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  57,294.293    7.39        423,405
Access - 7% Solution (post April 2001)                                                19,166.357    7.39        141,639
Access  - Max 7 (post April 2001)                                                     21,066.987    7.38        155,474
ES II - Max 7 (post 2000), Generations - Max 7                                        79,240.223    7.42        587,962
Landmark - 7% Solution                                                                91,407.752    7.41        677,331
Value                                                                                  1,654.898    7.53         12,461
VA Option I                                                                           38,807.073    7.52        291,829
VA Option II                                                                          19,828.989    7.49        148,519
VA Option III                                                                          6,500.233    7.47         48,557
VA Bonus Option I                                                                     47,948.431    7.47        358,175
VA Bonus Option II                                                                    50,245.101    7.43        373,321
VA Bonus Option III                                                                   19,852.051    7.42        147,302
SmartDesign Advantage Option I                                                         4,167.994    7.38         30,760
SmartDesign Advantage Option II                                                        2,168.327    7.36         15,959
SmartDesign Advantage Option III                                                         857.708    7.35          6,304
Rollover Choice Option I                                                               5,561.288    7.54         41,932
                                                                                -----------------        ---------------
                                                                                   2,696,957.347            $20,067,338
                                                                                =================        ===============

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA                                                                                   17,509.307   $9.41       $164,763
DVA Plus - Standard (pre February 2000)                                               29,446.556    9.38        276,209
DVA Plus - Standard (post January 2000 & post 2000)                                   45,975.704    9.37        430,792
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                983,243.301    9.36      9,203,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              728,410.430    9.36      6,817,922

                                      197

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER MID-CAP VALUE VCT (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          509,210.033   $9.35     $4,761,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        113,225.368    9.34      1,057,525
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             338,219.386    9.34      3,158,969
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      796,390.778    9.33      7,430,326
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,154.631    9.32      2,033,201
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    503,891.718    9.32      4,696,271
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             740,866.746    9.31      6,897,469
Access - Annual Ratchet (post April 2001)                                             28,194.228    9.29        261,924
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 145,462.672    9.29      1,351,348
Access - 7% Solution (post April 2001)                                                25,874.832    9.28        240,118
Access  - Max 7 (post April 2001)                                                     74,644.120    9.27        691,951
ES II - Max 7 (post 2000), Generations - Max 7                                       245,270.337    9.31      2,283,467
Landmark - 7% Solution                                                               127,116.070    9.30      1,182,179
Value                                                                                 11,515.180    9.42        108,473
Rollover Choice Option I                                                               2,421.894    9.43         22,838
Rollover Choice Option II                                                                369.982    9.41          3,482
                                                                                -----------------        ---------------
                                                                                   5,685,413.273            $53,073,498
                                                                                =================        ===============

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,596.414   $7.81       $106,188
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     11,749.693    7.79         91,530
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         16,355.281    7.77        127,081

                                      198

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER SMALL COMPANY VCT (CONTINUED)
VA Option I                                                                           80,077.498   $7.89       $631,811
VA Option II                                                                          34,919.722    7.85        274,120
VA Option III                                                                          9,445.248    7.84         74,051
VA Bonus Option I                                                                    122,885.683    7.83        962,195
VA Bonus Option II                                                                    57,105.530    7.80        445,423
VA Bonus Option III                                                                   50,553.725    7.78        393,308
SmartDesign Advantage Option I                                                         8,317.144    7.74         64,375
SmartDesign Advantage Option II                                                        8,192.585    7.72         63,247
SmartDesign Advantage Option III                                                      24,011.644    7.70        184,890
                                                                                -----------------        ---------------
                                                                                     437,210.167             $3,418,219
                                                                                =================        ===============

PROFUND VP BULL
Contracts in accumulation period:
DVA                                                                                    1,672.331   $6.71        $11,221
DVA Plus - Standard (pre February 2000)                                                8,556.341    6.68         57,156
DVA Plus - Standard (post January 2000 & post 2000)                                   18,623.407    6.68        124,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,231,932.938    6.67      8,216,993
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,271,888.411    6.66      8,470,777
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          194,394.055    6.65      1,292,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        117,319.332    6.64        779,000
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             127,499.175    6.64        846,595
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      342,069.817    6.63      2,267,923
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          185,752.318    6.63      1,231,538

                                      199

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP BULL (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    475,784.662   $6.62     $3,149,694
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             491,041.711    6.61      3,245,786
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            304.523    6.61          2,013
Access - Annual Ratchet (post April 2001)                                             29,583.240    6.59        194,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  23,782.886    6.59        156,729
Access - 7% Solution (post April 2001)                                                32,743.236    6.58        215,450
Access  - Max 7 (post April 2001)                                                     19,326.241    6.57        126,973
ES II - Max 7 (post 2000), Generations - Max 7                                       114,753.182    6.62        759,666
Landmark - 7% Solution                                                                16,668.657    6.60        110,013
Value                                                                                  1,919.612    6.72         12,900
                                                                                -----------------        ---------------
                                                                                   4,705,616.075            $31,272,505
                                                                                =================        ===============

PROFUND VP EUROPE 30
Contracts in accumulation period:
DVA Series 100                                                                         2,091.440   $6.06        $12,674
DVA Plus - Standard (pre February 2000)                                                2,703.205    6.07         16,408
DVA Plus - Standard (post January 2000 & post 2000)                                   11,286.811    6.06         68,398
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                257,910.120    6.05      1,560,356
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,365,500.420    6.05      8,261,278
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          156,756.190    6.04        946,807
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         42,457.449    6.03        256,018
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              64,316.959    6.03        387,831
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      181,952.664    6.02      1,095,355

                                      200

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP EUROPE 30 (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          105,639.573   $6.02       $635,950
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    103,963.433    6.01        624,820
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             218,082.990    6.00      1,308,498
Access - Annual Ratchet (post April 2001)                                              8,143.705    5.98         48,699
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  17,650.043    5.98        105,547
Access - 7% Solution (post April 2001)                                                 1,104.440    5.97          6,594
Access  - Max 7 (post April 2001)                                                     30,091.610    5.96        179,346
ES II - Max 7 (post 2000), Generations - Max 7                                        13,789.452    6.00         82,737
Landmark - 7% Solution                                                                 5,164.325    5.99         30,934
Value                                                                                    204.139    6.10          1,245
                                                                                -----------------        ---------------
                                                                                   2,588,808.968            $15,629,495
                                                                                =================        ===============

PROFUND VP SMALL CAP
Contracts in accumulation period:
DVA                                                                                    2,329.512   $7.26        $16,912
DVA Plus - Standard (pre February 2000)                                               41,515.869    7.23        300,160
DVA Plus - Standard (post January 2000 & post 2000)                                   31,843.836    7.22        229,912
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,755,935.865    7.21     12,660,298
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,133,338.695    7.21      8,171,372
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          269,439.892    7.19      1,937,273
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         72,216.551    7.19        519,237
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             236,885.358    7.18      1,700,837

                                      201

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP SMALL CAP (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      499,605.632   $7.17     $3,582,172
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          182,535.627    7.17      1,308,780
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    420,431.165    7.16      3,010,287
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             374,257.847    7.15      2,675,944
Access - Annual Ratchet (post April 2001)                                              7,373.061    7.13         52,570
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,579.360    7.13        488,971
Access - 7% Solution (post April 2001)                                                12,461.032    7.12         88,723
Access  - Max 7 (post April 2001)                                                     83,442.202    7.11        593,274
ES II - Max 7 (post 2000), Generations - Max 7                                       114,433.002    7.16        819,340
Landmark - 7% Solution                                                                59,952.995    7.14        428,064
Value                                                                                  4,866.239    7.27         35,378
                                                                                -----------------        ---------------
                                                                                   5,371,443.740            $38,619,504
                                                                                =================        ===============


PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   11,366.432   $4.32        $49,103
DVA Plus - Standard (pre February 2000)                                               23,359.674    4.29        100,213
DVA Plus - Standard (post January 2000 & post 2000)                                  171,751.231    4.28        735,095
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,009,407.882    4.27      4,310,172
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,366,873.798    4.27      5,836,551
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          322,010.407    4.26      1,371,764

                                      202

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        222,330.396   $4.25       $944,904
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             522,739.562    4.24      2,216,416
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      840,344.480    4.24      3,563,061
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          565,738.494    4.23      2,393,074
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    934,116.055    4.23      3,951,311
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,916,839.330    4.22      8,089,062
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,385.239    4.21         22,672
Access - Annual Ratchet (post April 2001)                                             22,367.313    4.20         93,943
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 265,343.797    4.19      1,111,791
Access - 7% Solution (post April 2001)                                                78,263.500    4.19        327,924
Access  - Max 7 (post April 2001)                                                    158,536.137    4.18        662,681
ES II - Max 7 (post 2000), Generations - Max 7                                       259,117.120    4.22      1,093,474
Landmark - 7% Solution                                                                69,926.920    4.20        293,693
Value                                                                                 30,964.333    4.33        134,076
VA Option I                                                                            8,151.859    4.33         35,298
VA Option II                                                                          15,799.358    4.29         67,779
VA Bonus Option I                                                                     35,940.756    4.27        153,467
VA Bonus Option II                                                                    37,135.007    4.23        157,081
VA Bonus Option III                                                                    4,306.427    4.22         18,173
SmartDesign Advantage Option I                                                         2,115.980    4.18          8,845
SmartDesign Advantage Option II                                                        2,970.195    4.16         12,356
SmartDesign Advantage Option III                                                         608.533    4.14          2,519
                                                                                -----------------        ---------------
                                                                                   8,903,810.215            $37,756,498
                                                                                =================        ===============

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                    1,624.864   $4.15         $6,743
DVA Plus - Standard (pre February 2000)                                               15,070.093    4.13         62,239
DVA Plus - Standard (post January 2000 & post 2000)                                   88,237.466    4.13        364,421

                                      203

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                535,933.282   $4.12     $2,208,045
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              519,699.551    4.11      2,135,965
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          120,333.463    4.10        493,367
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         46,748.068    4.10        191,667
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             243,443.935    4.09        995,686
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      393,653.448    4.09      1,610,043
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          235,551.818    4.08        961,051
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    360,088.600    4.08      1,469,161
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             636,058.487    4.07      2,588,758
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,559.403    4.06         14,451
Access - Annual Ratchet (post April 2001)                                             34,976.884    4.05        141,656
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 156,993.562    4.05        635,824
Access - 7% Solution (post April 2001)                                                16,084.015    4.05         65,140
Access  - Max 7 (post April 2001)                                                     39,549.231    4.04        159,779
ES II - Max 7 (post 2000), Generations - Max 7                                        98,449.075    4.07        400,688
Landmark - 7% Solution                                                                89,981.934    4.06        365,327
Value                                                                                 54,114.150    4.16        225,115
VA Option I                                                                            5,285.109    4.16         21,986
VA Option II                                                                          12,259.907    4.13         50,633
VA Bonus Option I                                                                     13,713.568    4.11         56,363

                                      204

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
VA Bonus Option II                                                                     4,728.844   $4.08        $19,294
VA Bonus Option III                                                                   15,437.133    4.07         62,829
SmartDesign Advantage Option I                                                         1,182.895    4.04          4,779
SmartDesign Advantage Option II                                                          356.962    4.02          1,435
SmartDesign Advantage Option III                                                       7,993.599    4.01         32,054
                                                                                -----------------        ---------------
                                                                                   3,751,109.346            $15,344,499
                                                                                =================        ===============

PUTNAM VT GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            613.560   $7.40         $4,540
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      3,518.706    7.38         25,968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,355.145    7.36          9,974
VA Option I                                                                           47,269.102    7.62        360,191
VA Option II                                                                           9,757.789    7.59         74,062
VA Option III                                                                          1,001.492    7.57          7,581
VA Bonus Option I                                                                     71,543.199    7.56        540,867
VA Bonus Option II                                                                    50,353.513    7.53        379,162
VA Bonus Option III                                                                   24,513.938    7.51        184,100
SmartDesign Advantage Option I                                                         8,057.360    7.33         59,060
SmartDesign Advantage Option II                                                        1,505.661    7.30         10,991
SmartDesign Advantage Option III                                                         688.406    7.28          5,012
                                                                                -----------------        ---------------
                                                                                     220,177.871             $1,661,508
                                                                                =================        ===============

PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,080.219   $8.03        $56,854
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        743.400    8.00          5,947
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,603.594    7.98         36,737
VA Option I                                                                           88,504.950    8.10        716,890
VA Option II                                                                          18,195.578    8.07        146,838
VA Option III                                                                          7,142.668    8.05         57,498
VA Bonus Option I                                                                     94,100.599    8.04        756,569
VA Bonus Option II                                                                    24,314.533    8.01        194,759
VA Bonus Option III                                                                  101,982.647    7.99        814,841

                                      205

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME (CONTINUED)
SmartDesign Advantage Option I                                                         6,043.072   $7.95        $48,042
SmartDesign Advantage Option II                                                        2,280.679    7.93         18,086
SmartDesign Advantage Option III                                                      16,122.611    7.91        127,530
                                                                                -----------------        ---------------
                                                                                     371,114.550             $2,980,591
                                                                                =================        ===============

PUTNAM VT VOYAGER II
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          5,242.644   $6.06        $31,770
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,365.637    6.04         14,288
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,579.319    6.03         21,583
VA Option I                                                                           44,148.219    6.12        270,187
VA Option II                                                                          33,313.466    6.09        202,879
VA Option III                                                                          4,631.701    6.08         28,161
VA Bonus Option I                                                                     96,271.677    6.07        584,369
VA Bonus Option II                                                                    38,339.846    6.05        231,956
VA Bonus Option III                                                                   21,456.980    6.03        129,386
SmartDesign Advantage Option I                                                         8,448.608    6.01         50,776
SmartDesign Advantage Option II                                                       12,435.747    5.99         74,490
SmartDesign Advantage Option III                                                         863.315    5.98          5,163
                                                                                -----------------        ---------------
                                                                                     271,097.159             $1,645,008
                                                                                =================        ===============

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                           3,602.132  $11.41        $41,100
Granite PrimElite - Annual Ratchet                                                    24,619.405   11.28        277,707
                                                                                -----------------        ---------------
                                                                                      28,221.537               $318,807
                                                                                =================        ===============

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                           1,685.183   $8.92        $15,032
Granite PrimElite - Annual Ratchet                                                    21,044.795    8.82        185,615
                                                                                -----------------        ---------------
                                                                                      22,729.978               $200,647
                                                                                =================        ===============

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                           2,504.960  $14.26        $35,721
Granite PrimElite - Annual Ratchet                                                    23,808.210   14.09        335,458
                                                                                -----------------        ---------------
                                                                                      26,313.170               $371,179
                                                                                =================        ===============


                                      206

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                           6,864.600  $12.68        $87,043
Granite PrimElite - Annual Ratchet                                                     4,446.085   12.53         55,709
                                                                                -----------------        ---------------
                                                                                      11,310.685               $142,752
                                                                                =================        ===============

UBS TACTICAL ALLOCATION
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,476.111   $7.12        $31,870
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,383.635    7.08         66,436
VA Option I                                                                           46,001.622    7.19        330,752
VA Option II                                                                          16,031.679    7.16        114,787
VA Option III                                                                          7,474.126    7.14         53,365
VA Bonus Option I                                                                     58,942.255    7.14        420,848
VA Bonus Option II                                                                    38,953.675    7.10        276,571
VA Bonus Option III                                                                   18,471.861    7.09        130,965
SmartDesign Advantage Option I                                                         6,768.805    7.06         47,788
SmartDesign Advantage Option II                                                       10,343.837    7.04         72,821
SmartDesign Advantage Option III                                                         326.855    7.02          2,295
                                                                                -----------------        ---------------
                                                                                     217,174.461             $1,548,498
                                                                                =================        ===============

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS

   A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December, 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST:
   All Cap
       2002                                            29,232       $8.34 to $8.68          $  247,740
       2001                                            25,814      $11.46 to $11.76            299,314
       2000                                             9,062      $11.54 to $11.65            104,883

   All Cap Advisor
       2002                                                18       $9.52 to $9.53                 176
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Asset Allocation Growth
       2002                                             6,551       $7.12 to $7.35              47,241
       2001                                             5,718       $8.55 to $8.70              49,242
       2000                                               501       $9.37 to $9.38               4,696

   Capital Growth
       2002                                            24,777       $9.52 to $10.52            246,769
       2001                                            27,303      $13.93 to $15.15            395,434
       2000                                            27,139      $16.80 to $17.71            463,399

   Capital Growth Advisor
       2002                                                14      $10.45 to $10.46                148
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                            26,339      $12.37 to $14.00          $ 341,146
       2001                                            27,165      $16.97 to $18.87            480,513
       2000                                            23,107      $17.94 to $19.25            422,097

   Capital Guardian Small Cap Advisor
       2002                                                33       $9.72 to $9.73                 321
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Core Bond
       2002                                            34,238      $11.55 to $13.41            425,125
       2001                                             9,873      $11.14 to $12.39            114,996
       2000                                             3,438      $11.37 to $12.19             40,000

   Core Bond Advisor
       2002                                                97      $10.24 to $10.26                992
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Developing World
       2002                                             9,702       $5.98 to $6.42              60,000
       2001                                            10,141       $6.85 to $7.25              71,466
       2000                                             7,211       $7.47 to $7.71              54,398

   Developing World Advisor
       2002                                                 8       $9.70 to $9.71                  79
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Diversified Mid-Cap
       2002                                            12,695       $7.09 to $7.31              91,159
       2001                                             6,381       $8.99 to $9.15              57,814
       2000                                             1,150       $9.87 to $9.88              11,358


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                                23       $9.47 to $9.48         $       220
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth
       2002                                               559       $7.78 to $7.85               4,362
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth Advisor
       2002                                                48       $9.63 to $9.64                 458
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Income
       2002                                            20,545      $18.11 to $23.18            409,670
       2001                                            17,698      $21.34 to $26.84            416,763
       2000                                            12,207      $22.48 to $26.61            291,793

   Equity Income Advisor
       2002                                                65       $9.81 to $9.83                 640
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Opportunity
       2002                                            19,040      $13.72 to $16.05            280,954
       2001                                            20,717      $19.84 to $22.87            440,209
       2000                                            19,193      $24.06 to $26.49            477,934

   Equity Opportunity Advisor
       2002                                                 3       $9.74 to $9.75                  34
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               710       $8.32 to $8.40      $        5,931
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Focus Value Advisor
       2002                                                 5      $10.16 to $10.17                 48
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fully Managed
       2002                                            34,525      $24.75 to $30.37            935,079
       2001                                            23,375      $25.20 to $30.47            644,971
       2000                                            13,395      $24.47 to $27.95            345,651

   Fully Managed Advisor
       2002                                                89       $9.99 to $10.01                894
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Focus
       2002                                               345       $7.93 to $8.00               2,742
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Advisor
       2002                                                11       $9.44 to $9.45                 108
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Global Franchise
       2002                                             1,661       $8.80 to $8.88              14,670
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                                74       $9.51 to $9.52      $          708
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Growth
       2002                                            53,954       $9.92 to $11.18            560,041
       2001                                            66,921      $14.41 to $15.95          1,002,892
       2000                                            67,525      $21.49 to $22.98          1,474,980

   Growth Advisor
       2002                                              9          $9.76 to $9.78                  92
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Hard Assets
       2002                                             4,986      $12.44 to $15.93             67,753
       2001                                             2,395      $12.63 to $15.27             33,209
       2000                                             2,584      $15.34 to $17.52             41,509

   Hard Assets Advisor
       2002                                                10       $9.82 to $9.83                  97
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE
       2002                                               608       $8.17 to $8.25               4,990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE Advisor
       2002                                                17       $9.74 to $9.76                 165
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                            16,969       $6.80 to $7.46           $ 120,477
       2001                                            16,734       $8.37 to $8.98             144,061
       2000                                            17,171      $11.23 to $11.73            194,618

   International Equity Advisor
       2002                                                26       $9.79 to $9.80                 254
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Internet Tollkeeper
       2002                                             2,769       $4.58 to $4.69              12,802
       2001                                               709       $7.57 to $7.64               5,389
       2000                                                **             **                        **

   Internet Tollkeeper Advisor
       2002                                                 5      $10.40 to $10.42                 53
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Investors
       2002                                            11,516       $7.87 to $8.19              92,136
       2001                                             8,646      $10.45 to $10.73             91,400
       2000                                             1,917      $11.21 to $11.31             21,558

   Investors Advisor
       2002                                                30       $9.74 to $9.75                 297
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                             1,212       $7.79 to $7.87               9,490
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                                54       $9.48 to $9.49        $        511
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Growth and Income
       2002                                            18,616       $6.87 to $7.13             130,345
       2001                                            10,487       $8.78 to $8.93              92,720
       2000                                             1,280       $9.93 to $9.96              12,726

   Janus Growth and Income Advisor
       2002                                                60       $9.71 to $9.73                 587
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Large Cap Value
       2002                                            39,602       $7.34 to $7.73             295,688
       2001                                            27,628       $9.85 to $10.20            275,489
       2000                                             9,362      $10.50 to $10.59             98,545

   Large Cap Value Advisor
       2002                                                32      $10.25 to $10.27                333
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Limited Maturity Bond
       2002                                            28,506      $17.84 to $22.84            558,941
       2001                                            19,509      $17.02 to $21.41            364,062
       2000                                            11,438      $16.67 to $19.77            200,958

   Liquid Asset
       2002                                            66,797      $13.46 to $17.34          1,023,179
       2001                                            69,541      $13.62 to $17.79          1,071,485
       2000                                            44,678      $14.50 to $16.61            679,666

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               180       $9.98 to $9.99        $      1,800
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Managed Global
       2002                                            16,459      $12.62 to $15.12            223,084
       2001                                            14,451      $16.18 to $19.04            250,388
       2000                                            11,365      $19.34 to $21.72            228,347

   Managed Global Advisor
       2002                                                 5           $10.23                      50
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Mid-Cap Growth
       2002                                            27,548      $14.97 to $17.32            435,581
       2001                                            29,521      $29.92 to $34.01            928,290
       2000                                            27,623      $40.98 to $43.92          1,158,061

   Mid-Cap Growth Advisor
       2002                                                56       $9.75 to $9.77                 549
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Real Estate
       2002                                             6,881      $24.84 to $31.80            187,607
       2001                                             4,535      $25.36 to $31.90            126,169
       2000                                             3,804      $25.04 to $28.59            100,303

   Real Estate Advisor
       2002                                                29       $9.60 to $9.61                 276
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                            28,285      $13.75 to $15.91         $  421,035
       2001                                            31,622      $19.19 to $21.34            637,711
       2000                                            30,638      $25.56 to $27.39            800,528

   Research Advisor
       2002                                                34       $9.70 to $9.72                 326
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Special Situations
       2002                                             3,609       $5.96 to $6.15              21,794
       2001                                             2,932       $8.23 to $8.38              24,325
       2000                                               663       $8.88 to $8.89               5,891

   Special Situations Advisor
       2002                                                 6       $9.62 to $9.63                  56
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Strategic Equity
       2002                                            14,324       $9.29 to $10.34            139,852
       2001                                            17,855      $13.92 to $15.26            259,382
       2000                                            19,182      $18.40 to $19.51            359,734

   Strategic Equity Advisor
       2002                                                 8       $9.63 to $9.65                  78
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Total Return
       2002                                            45,174      $17.48 to $20.72            853,266
       2001                                            39,136      $18.90 to $21.94            793,394
       2000                                            29,621      $20.10 to $21.54            608,868

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                                95       10.03 to $10.04        $       955
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Value Equity
       2002                                            11,740      $13.65 to $15.72            173,239
       2001                                            10,991      $17.24 to $19.10            199,039
       2000                                             9,358      $18.85 to $20.15            180,722

   Value Equity Advisor
       2002                                                11       $9.61 to $9.63                 107
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Van Kampen Growth and Income
       2002                                            30,992      $16.77 to $19.76            554,608
       2001                                            34,270      $20.13 to $23.30            732,049
       2000                                            34,836      $24.00 to $26.02            860,338

   Van Kampen Growth and Income Advisor
       2002                                               101       $9.78 to $9.79                 990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                             1,550       $7.24 to $7.38              11,335
       2001                                               323      $10.97 to $11.00              3,550
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                               121       $6.92 to $7.06             $   848
       2001                                                43      $10.32 to $10.35                443
       2000                                                **             **                        **

   AIM V.I. Capital Appreciation
       2002                                                 4            $7.40                      27
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Core Equity
       2002                                                 5            $8.26                      41
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Premier Equity
       2002                                                12       $6.82 to $6.84                  80
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                               315       $8.46 to $8.66               2,709
       2001                                                59       $9.98 to $10.05                595
       2000                                                **             **                        **

   Alliance Growth and Income
       2002                                               644       $7.23 to $7.40               4,730
       2001                                               172       $9.57 to $9.61               1,653
       2000                                                **             **                        **

   Alliance Premier Growth
       2002                                               322       $6.41 to $6.56               2,094
       2001                                               114       $9.52 to $9.58               1,091
       2000                                                **             **                        **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                             3,655       $6.26 to $6.43           $  23,212
       2001                                                75       $9.25 to $9.29                 693
       2000                                                **             **                        **

   Fidelity(R) VIP Equity-Income
       2002                                             3,054       $7.70 to $7.91              23,851
       2001                                               203       $9.55 to $9.61               1,949
       2000                                                **             **                        **

   Fidelity(R)VIP Contrafund(R)
       2002                                               513       $8.50 to $8.73               4,438
       2001                                               122       $9.68 to $9.73               1,183
       2000                                                **             **                        **

   Fidelity(R) VIP Overseas
       2002                                                 1            $7.89                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Small Cap Value Securities
       2002                                                 2       $8.97 to $8.99                  17
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                42      $13.88 to $14.02                589
       2001                                                42      $17.07 to $17.22                723
       2000                                                46      $18.03 to $18.16                831


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                                78       $8.05 to $8.15          $      631
       2001                                               128       $9.75 to $9.84               1,260
       2000                                               129      $10.73 to $10.78              1,387

   Galaxy VIP Equity
       2002                                                75       $6.46 to $6.57                 487
       2001                                                88       $9.12 to $9.21                 807
       2000                                                94      $11.36 to $11.41              1,071

   Galaxy VIP Growth and Income
       2002                                                16       $7.44 to $7.56                 122
       2001                                                19      $10.31 to $10.40                201
       2000                                                26      $10.93 to $10.98                284

   Galaxy VIP High Quality Bond
       2002                                                10      $12.57 to $12.74                130
       2001                                                13      $11.60 to $11.70                152
       2000                                                 7      $11.04 to $11.05                 78

   Galaxy VIP Small Company Growth
       2002                                                 7       $8.55 to $8.69                  57
       2001                                                 6      $12.99 to $13.14                 84
       2000                                                 5      $13.27 to $13.35                 72

   ING GET FUND:
   ING GET Fund - Series N
       2002                                             2,862       $9.96 to $10.10             28,661
       2001                                             3,009      $10.24 to $10.28             30,868
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                            14,328       $9.81 to $10.02          $ 143,846
       2001                                            15,276       $9.99 to $10.04            153,045
       2000                                                **             **                        **

   ING GET Fund - Series Q
       2002                                            16,855       $9.93 to $10.12            169,029
       2001                                               190           $10.00                   1,904
       2000                                                **             **                        **

   ING GET Fund - Series R
       2002                                            16,911      $10.01 to $10.16            170,526
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series S
       2002                                            21,867       $9.98 to $10.08            219,270
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series T
       2002                                            23,643      $10.04 to $10.10            237,948
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series U
       2002                                               105       $9.99 to $10.00              1,048
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                 6            $6.56                $     39
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING American Century Small Cap Value
       2002                                                 -            $8.10                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                33       $9.09 to $9.19                 301
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                               209       $6.04 to $6.18               1,280
       2001                                                78       $8.92 to $9.91                 698
       2000                                                **             **                        **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                11            $6.85                      72
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R) Global Growth
       2002                                                 9       $8.27 to $8.35                  75
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                                16            $7.80                  $  126
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING PIMCO Total Return
       2002                                                55           $10.75                     593
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Capital
       2002                                                 1            $7.41                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Investors Value
       2002                                                 -            $7.61                       4
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Scudder International Growth
       2002                                                 1       $8.13 to $8.14                   7
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                                19       $7.51 to $7.52                 144
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                                 -            $7.54                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               210       $8.24 to $8.34            $  1,737
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                             5,299       $5.05 to $5.28              27,358
       2001                                             2,863       $6.92 to $7.08              20,014
       2000                                               635       $8.72 to $8.78               5,554

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                             4,668      $10.58 to $10.69             49,590
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                                 7            $6.94                      46
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Index Plus LargeCap
       2002                                               634       $7.11 to $7.31               4,589
       2001                                                87       $9.36 to $9.40                 812
       2000                                                **             **                        **

   ING VP Index Plus MidCap
       2002                                               692       $8.41 to $8.64               5,909
       2001                                                83       $9.87 to $9.91                 820
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                               465       $8.47 to $8.70            $  4,005
       2001                                                67      $10.07 to $10.11                680
       2000                                                **             **                        **

   ING VP Small Company
       2002                                                21       $7.54 to $7.56                 156
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Value Opportunity
       2002                                               166       $6.46 to $6.63               1,086
       2001                                                33       $9.00 to $9.04                 298
       2000                                                **             **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                               107       $9.48 to $9.70               1,034
       2001                                                18      $10.46 to $10.52                194
       2000                                                **             **                        **

   ING VP Growth Opportunities
       2002                                             1,895       $5.19 to $5.32               9,918
       2001                                               671       $7.75 to $7.82               5,219
       2000                                                **             **                        **

   ING VP International Value
       2002                                                 5       $8.45 to $8.47                  42
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                               120       $7.84 to $8.03           $     958
       2001                                                15      $10.37 to $10.45                156
       2000                                                **             **                        **

   ING VP LargeCap Growth
       2002                                               163       $6.06 to $6.21               1,006
       2001                                                56       $9.57 to $9.62                 533
       2000                                                **             **                        **

   ING VP MagnaCap
       2002                                             1,746       $7.00 to $7.16              12,338
       2001                                               579       $9.30 to $9.39               5,402
       2000                                                **             **                        **

   ING VP MidCap Opportunities
       2002                                                 2            $7.24                      12
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP SmallCap Opportunities
       2002                                             6,553       $4.55 to $4.67              30,118
       2001                                             1,737       $8.28 to $8.36              14,437
       2000                                                **             **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                             2,931       $7.73 to $7.92              22,941
       2001                                               256       $9.33 to $9.39               2,404
       2000                                                **             **                        **


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC. (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                             4,013       $7.52 to $7.72           $  30,558
       2001                                             1,052      $10.22 to $10.29             10,790
       2000                                                **             **                        **

   INVESCO VIF - Leisure
       2002                                               724       $8.39 to $8.47               6,097
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   INVESCO VIF - Utilities
       2002                                             1,227       $6.26 to $6.43               7,783
       2001                                               119       $8.09 to $8.13                 964
       2000                                                **             **                        **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                54       $9.21 to $9.25                 496
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                26      $10.97 to $10.99                283
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Growth
       2002                                                27            $7.19                     192
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               515       $6.75 to $6.93           $   3,534
       2001                                               139       $9.32 to $9.39               1,298
       2000                                                **             **                        **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                27       $7.64 to $7.67                 205
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Oppenheimer Strategic Bond
       2002                                                 2      $10.65 to $10.67                 16
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                            31,353       $9.32 to $10.27            305,237
       2001                                            23,564       $9.79 to $10.44            236,343
       2000                                            16,336       $9.88 to $10.17            162,857

   PIMCO StocksPLUS Growth and Income
       2002                                            22,790       $7.73 to $8.28             181,637
       2001                                            23,718       $9.91 to $10.46            241,065
       2000                                            22,158      $11.56 to $11.91            258,484

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                22       $8.27 to $8.28                 179
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                             2,697       $7.35 to $7.54            $ 20,064
       2001                                               243       $9.36 to $9.41               2,275
       2000                                                **             **                        **

   Pioneer Mid-Cap Value VCT
       2002                                             5,685       $9.27 to $9.43              53,062
       2001                                               480      $10.70 to $10.72              5,139
       2000                                                **             **                        **

   Pioneer Small Company VCT
       2002                                               437       $7.70 to $7.89               3,417
       2001                                                98       $9.54 to $9.61                 938
       2000                                                **             **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                             4,706       $6.57 to $6.72              31,265
       2001                                             2,316       $8.84 to $8.92              20,583
       2000                                                **             **                        **

   ProFund VP Europe 30
       2002                                             2,589       $5.96 to $6.10              15,627
       2001                                               764       $8.22 to $8.29               6,312
       2000                                                **             **                        **

   ProFund VP Small-Cap
       2002                                             5,371       $7.11 to $7.27              38,612
       2001                                             2,118       $9.38 to $9.46              19,968
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                             8,904       $4.14 to $4.33            $ 37,748
       2001                                             7,335       $6.21 to $6.35              45,991
       2000                                               987       $7.82 to $7.85               7,732

   Prudential SP Jennison International Growth
       2002                                             3,751       $4.01 to $4.16              15,341
       2001                                             2,097       $5.35 to $5.44              11,310
       2000                                               318       $8.55 to $8.57               2,720

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                               220       $7.28 to $7.62               1,662
       2001                                                48       $9.25 to $9.50                 455
       2000                                                **             **                        **

   Putnam VT International Growth and Income
       2002                                               371       $7.91 to $8.10               2,981
       2001                                                64       $9.44 to $9.49                 604
       2000                                                **             **                        **

   Putnam VT Voyager Fund II
       2002                                               271       $5.98 to $6.12               1,645
       2001                                                66       $8.71 to $8.77                 577
       2000                                                **             **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                                28      $11.28 to $11.41                319
       2001                                                31      $11.82 to $11.94                370
       2000                                                36      $12.46 to $12.56                446


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                                23       $8.82 to $8.92            $    201
       2001                                                25      $12.04 to $12.16                300
       2000                                                26      $17.74 to $17.89                455

   Smith Barney Large Cap Value
       2002                                                26      $14.09 to $14.26                371
       2001                                                29      $19.16 to $19.35                563
       2000                                                33      $21.16 to $21.34                692

   Smith Barney Money Market
       2002                                                11      $12.53 to $12.68                143
       2001                                                17      $12.55 to $12.68                221
       2000                                                13      $12.27 to $12.38                156

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               217       $7.02 to $7.19               1,548
       2001                                                84       $9.37 to $9.42                 787
       2000                                                **             **                        **



                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST:
   All Cap
       2002                                              0.22%              0.90% to 2.25%          -27.23% to -26.19%
       2001                                              1.47%              0.90% to 2.25%            0.00% to 0.94%
       2000                                                *                       *                        *

   All Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Asset Allocation Growth
       2002                                              1.11%              0.90% to 2.25%          -16.73% to -15.52%
       2001                                              1.78%              0.90% to 2.25%           -8.32% to -7.68%
       2000                                                *                       *                        *

   Capital Growth
       2002                                                -                0.80% to 2.25%          -31.66% to -30.56%
       2001                                                -                0.80% to 2.25%          -15.42% to -14.46%
       2000                                                *                       *                        *

   Capital Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                              0.12%              0.80% to 2.25%              -27.11% to
                                                                                                         -25.80%
       2001                                              0.13%              0.50% to 2.25%           -3.40% to -1.97%
       2000                                                *                       *                        *

   Capital Guardian Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Core Bond
       2002                                              3.72%              0.80% to 2.55%            3.69% to 8.23%
       2001                                              0.40%              0.80% to 2.25%            0.53% to 1.64%
       2000                                                *                       *                        *

   Core Bond Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Developing World
       2002                                                -                0.80% to 2.25%          -12.70% to -11.45%
       2001                                              1.18%              0.80% to 2.25%           -7.10% to -5.97%
       2000                                                *                       *                        *

   Developing World Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Diversified Mid-Cap
       2002                                              0.29%              0.90% to 2.25%          -21.13% to -20.11%
       2001                                              0.48%              0.90% to 2.25%           -8.41% to -7.79%
       2000                                                *                       *                        *

                                      231a

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Income
       2002                                              1.34%              0.50% to 2.25%          -15.14% to -13.64%
       2001                                              1.95%              0.50% to 2.25%           -0.58% to 1.46%
       2000                                                *                       *                        *

   Equity Income Advisor
       2002                                               ***               1.40% to 1..85%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Opportunity
       2002                                              0.13%              0.80% to 2.25%              -30.85% to
                                                                                                         -29.82%
       2001                                              0.07%              0.80% to 2.25%          -14.67% to -13.67%
       2000                                                *                       *                        *

   Equity Opportunity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231b

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Focus Value Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fully Managed
       2002                                              1.72%              0.80% to 2.25%           -1.79% to -0.33%
       2001                                              3.34%              0.80% to 2.25%            7.85% to 9.02%
       2000                                                *                       *                        *

   Fully Managed Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Focus
       2002                                               ***               0.90% to 2.15%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Global Franchise
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      213c

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Growth
       2002                                                -                0.50% to 2.25%          -31.16% to -29.91%
       2001                                                -                0.50% to 2.25%          -31.55% to -30.59%
       2000                                                *                       *                        *

   Growth Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Hard Assets
       2002                                              0.68%              0.50% to 2.25%           -1.50% to 4.32%
       2001                                                -                0.80% to 2.25%          -13.82% to -12.84%
       2000                                                *                       *                        *

   Hard Assets Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231d

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                              0.75%              0.90% to 2.25%          -18.76% to -16.93%
       2001                                                -                0.90% to 2.10%          -24.87% to -22.18%
       2000                                                *                       *                        *

   International Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Internet Tollkeeper
       2002                                                -                0.90% to 2.25%          -39.50% to -38.61%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   Internet Tollkeeper Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Investors
       2002                                              0.81%              0.90% to 2.25%          -24.69% to -23.67%
       2001                                              1.30%              0.90% to 2.25%           -6.16% to -5.13%
       2000                                                *                       *                        *

   Investors Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231e

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Janus Growth and Income
       2002                                              0.45%              0.90% to 2.55%              -21.75% to
                                                                                                         -20.16%
       2001                                              1.02%              0.90% to 2.25%          -11.18% to -10.34%
       2000                                                *                       *                        *

   Janus Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Large Cap Value
       2002                                              0.25%              0.50% to 2.25%              -25.48% to
                                                                                                         -24.22%
       2001                                              0.25%              0.50% to 2.25%           -5.43% to -4.44%
       2000                                                *                       *                        *

   Large Cap Value Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Limited Maturity Bond
       2002                                              3.62%              0.50% to 2.25%            4.82% to 6.68%
       2001                                              4.84%              0.50% to 2.25%            6.78% to 8.30%
       2000                                                *                       *                        *

   Liquid Asset
       2002                                              1.42%              0.50% to 2.55%           -1.17% to 0.96%
       2001                                              3.59%              0.50% to 2.55%            1.86% to 3.01%
       2000                                                *                       *                        *

                                      231f

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Managed Global
       2002                                              0.13%              0.50% to 2.25%          -22.00% to -20.59%
       2001                                              0.13%              0.50% to 2.25%          -13.60% to -12.34%
       2000                                                *                       *                        *

   Managed Global Advisor
       2002                                               ***               1.75% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Mid-Cap Growth
       2002                                                -                0.50% to 2.25%          -49.97% to -49.07%
       2001                                              0.37%              0.50% to 2.25%          -25.09% to -24.25%
       2000                                                *                       *                        *

   Mid-Cap Growth Advisor
       2002                                               ***               1.40% to 1.80%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Real Estate
       2002                                              3.73%              0.50% to 2.25%           -2.05% to 0.31%
       2001                                              4.29%              0.50% to 2.25%            6.07% to 7.28%
       2000                                                *                       *                        *

   Real Estate Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231g

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                              0.41%              0.80% to 2.55%          -28.35% to -25.45%
       2001                                              0.12%              0.80% to 2.25%          -22.97% to -22.09%
       2000                                                *                       *                        *

   Research Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Special Situations
       2002                                                -                0.90% to 2.25%          -27.58% to -26.61%
       2001                                              0.37%              0.90% to 2.25%           -6.87% to -6.19%
       2000                                                *                       *                        *

   Special Situations Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Strategic Equity
       2002                                                -                0.80% to 2.25%          -33.26% to -32.24%
       2001                                                -                0.80% to 2.25%          -22.66% to -21.78%
       2000                                                *                       *                        *

   Strategic Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Total Return
       2002                                              2.36%              0.50% to 2.55%           -7.51% to -5.56%
       2001                                              4.88%              0.50% to 2.55%           -1.44% to -0.32%
       2000                                                *                       *                        *

                                      231h

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Value Equity
       2002                                              0.69%              0.80% to 2.55%          -20.82% to -17.70%
       2001                                              0.85%              0.80% to 2.25%           -6.21% to -5.21%
       2000                                                *                       *                        *

   Value Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Van Kampen Growth and Income
       2002                                              0.84%              0.50% to 2.25%          -16.69% to -15.19%
       2001                                              0.30%              0.50% to 2.25%          -13.63% to -12.68%
       2000                                                *                       *                        *

   Van Kampen Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                              0.00%              0.95% to 2.55%          -34.00% to -32.91%
       2001                                               **                0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231i

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                                -                0.95% to 2.55%          -32.94% to -31.79%
       2001                                              1.09%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   AIM V.I. Capital Appreciation
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Core Equity
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Premier Equity
       2002                                               ***               0.75 % to 0.95%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                              0.17%              0.95% to 2.55%          -15.23% to -13.83%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   Alliance Growth and Income
       2002                                              3.91%              0.95% to 2.55%          -24.45% to -23.00%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Alliance Premier Growth
       2002                                                -                0.95% to 2.55%          -32.66% to -31.52%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

                                      231j

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                                 0.02%              0.90% to 2.55%         -32.32% to -30.79%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Equity-Income
       2002                                                 1.09%              0.75% to 2.55%         -18.95% to -17.69%
       2001                                                  **                0.95% to 2.20%                 **
       2000                                                  **                      **                       **

   Fidelity(R)VIP Contrafund(R)
       2002                                                 0.37%              0.75% to 2.55%         -12.19% to -10.28%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Overseas
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST:
   Franklin Small Cap Value Securities
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                 1.50%              1.25% to 1.40%         -18.69% to -18.58%
       2001                                                 1.15%              1.25% to 1.40%          -5.32% to -5.18%
       2000                                                   *                       *                        *

                                      231k

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                              2.08%              1.40% to 1.80%          -17.44% to -17.17%
       2001                                              2.29%              1.40% to 1.80%           -9.13% to -8.72%
       2000                                                *                       *                        *

   Galaxy VIP Equity
       2002                                              0.23%              1.40% to 1.90%          -29.17% to -28.66%
       2001                                                -                1.40% to 1.80%             '-19.72% to
                                                                                                         -19.28%
       2000                                                *                       *                        *

   Galaxy VIP Growth and Income
       2002                                              0.09%              1.40% to 1.90%          -27.84% to -27.31%
       2001                                              0.15%              1.40% to 1.80%           -5.67% to -5.28%
       2000                                                *                       *                        *

   Galaxy VIP High Quality Bond
       2002                                              4.71%              1.40% to 1.80%            8.36% to 8.89%
       2001                                              5.35%              1.40% to 1.80%            5.88% to 5.89%
       2000                                                *                       *                        *

   Galaxy VIP Small Company Growth
       2002                                                -                1.40% to 1.90%          -34.18% to -33.87%
       2001                                                -                1.40% to 1.90%           -2.11% to -1.57%
       2000                                                *                       *                        *

   ING GET FUND:
   ING GET Fund - Series N
       2002                                              1.35%              0.95% to 1.90%           -2.73% to -1.75%
       2001                                              2.25%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231l

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                              0.07%              0.75% to 2.55%           -1.80% to -0.20%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series Q
       2002                                              2.51%              0.75% to 2.55%           -0.70% to 1.20%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series R
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series S
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series T
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series U
       2002                                               ***               0.75% to 2.20%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231m

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING American Century Small Cap Value
       2002                                                ***                    0.95%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                ***               0.95% to 2.55%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                                 -                0.95% to 2.40%         -37.64% to -32.29%
       2001                                                **                0.95% to 1.90%                 **
       2000                                                **                      **                       **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R) Global Growth
       2002                                                ***               0.75% to 2.20%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231n

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING PIMCO Total Return
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Capital
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Investors Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Scudder International Growth
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231o

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               ***               0.75% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                              0.02%              0.90% to 2.55%          -27.02% to -25.42%
       2001                                                -                0.90% to 2.25%          -20.18% to -19.36%
       2000                                                *                       *                        *

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Index Plus LargeCap
       2002                                              0.15%              0.75% to 2.55%          -29.03% to -22.23%
       2001                                              2.73%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Index Plus MidCap
       2002                                              0.31%              0.75% to 2.55%          -14.79 to -12.82%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231p

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                              0.36%              0.75% to 2.55%          -15.89% to -13.95%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Small Company
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Value Opportunity
       2002                                              0.40%              0.75% to 2.55%          -28.22% to -26.66%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                              3.17%              0.95% to 2.55%           -9.37% to -7.79%
       2001                                             -10.36%             0.95% to 2.20%                  **
       2000                                               **                      **                        **

   ING VP Growth Opportunities
       2002                                                -                0.75% to 2.25%          -33.03% to -32.10%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP International Value
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231q

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                              1.28%              0.95% to 2.55%          -24.40% to -23.16%
       2001                                              0.92%              0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING VP LargeCap Growth
       2002                                              0.48%              0.95% to 2.25%          -36.68% to -35.45%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP MagnaCap
       2002                                              1.02%              0.90% to 2.25%          -24.73% to -23.74%
       2001                                              1.36%              0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP MidCap Opportunities
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP SmallCap Opportunities
       2002                                              0.00%              0.75% to 2.25%          -45.05% to -44.14%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                              1.15%              0.90% to 2.55%          -17.15% to -15.76%
       2001                                              2.70%              0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231r

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC.
     (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                                   -                0.90% to 2.55%         -26.42% to -24.98%
       2001                                                 3.60%              0.95% to 2.55%                 **
       2000                                                  **                      **                       **

   INVESCO VIF - Leisure
       2002                                                  ***               0.95% to 2.25%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   INVESCO VIF - Utilities
       2002                                                 1.12%              0.95% to 2.55%         -22.62% to -20.91%
       2001                                                 3.07%              0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                  ***               0.75% to 1.10%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Growth
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

                                      231s

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               0.52%              0.75% to 2.55%          -27.58% to 26.20%
       2001                                               0.33%              0.95% to 2.40%                 **
       2000                                                **                      **                       **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                ***               0.75% to 1.10%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   Oppenheimer Strategic Bond
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                               8.20%              0.80% to 2.55%          -4.80% to -1.63%
       2001                                               7.91%              0.50% to 2.25%           0.30% to 1.57%
       2000                                                 *                       *                        *

   PIMCO StocksPLUS Growth and Income
       2002                                               2.69%              0.80% to 2.25%         -22.00% to -20.84%
       2001                                               4.22%              0.80% to 2.25%         -13.15% to -12.17%
       2000                                                 *                       *                        *

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231t

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                              1.08%              0.80% to 2.55%          -21.47% to -19.87%
       2001                                              0.91%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Pioneer Mid-Cap Value VCT
       2002                                              0.56%              0.75% to 2.25%          -13.36% to -12.03%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   Pioneer Small Company VCT
       2002                                              0.03%              0.95% to 2.55%          -19.29% to -17.90%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                                -                0.90% to 2.25%          -25.68% to -24.66%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Europe 30
       2002                                                -                0.90% to 2.25%          -27.49% to -26.42%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Small-Cap
       2002                                                -                0.90% to 2.25%          -24.20% to -23.15%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

                                      231u

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                                -                0.90% to 2.55%          -33.33% to -31.81%
       2001                                                -                0.90% to 2.25%          -20.20% to -19.62%
       2000                                                *                       *                        *

   Prudential SP Jennison International Growth
       2002                                                -                0.90% to 2.55%          -25.05% to -23.53%
       2001                                              0.24%              0.90% to 2.25%          -37.19% to -36.52%
       2000                                                *                       *                        *

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                              1.62%              0.95% to 2.55%          -21.30% to -19.79%
       2001                                               **                0.95% to 2.20%                  **
       2000                                               **                      **                        **

   Putnam VT International Growth and Income
       2002                                              0.28%              0.95% to 2.55%          -16.21% to -14.65%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Putnam VT Voyager Fund II
       2002                                              0.00%              0.95% to 2.55%          -31.34% to -30.22%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                             24.02%              1.25% to 1.40%           -4.57% to -4.44%
       2001                                             12.01%              1.25% to 1.40%           -5.14% to -4.94%
       2000                                                *                       *                        *

                                      231v

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                               0.95%              1.25% to 1.40%         -26.74% to -26.64%
       2001                                                 -                1.25% to 1.40%         -32.13% to -32.03%
       2000                                                 *                       *                        *

   Smith Barney Large Cap Value
       2002                                               3.74%              1.25% to 1.40%         -26.46% to -26.30%
       2001                                               1.39%              1.25% to 1.40%          -9.45% to -9.33%
       2000                                                 *                       *                        *

   Smith Barney Money Market
       2002                                               1.30%              1.25% to 1.40%           -0.16% to 0.00%
       2001                                               3.49%              1.25% to 1.40%           2.28% to 2.42%
       2000                                                 *                       *                        *

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               0.45%              0.95% to 2.55%         -25.08% to -23.67%
       2001                                                **                0.95% to 2.20%                 **
       2000                                                **                      **                       **


        *       Not provided for 2000.
        **      As this Division is new in 2001, this data is not meaningful and is therefore not presented.
        ***     As this Division is new in 2002, this data is not meaningful and is therefore not presented

                                      231w

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.



                                                      SCHEDULE I
                             Summary of Investments - Other than Investments in Affiliates
                                                As of December 31, 2002
                                                      (Millions)

                                                                                                  Amount shown
                                                                                                   on Balance
     Type of Investment                                                Cost          Value*          Sheet
     -----------------------------------------------------------------------------------------------------------
     Fixed maturities:
     U.S. government and government agencies and authorities       $      207.3    $      209.5    $     209.5
     Public Utilities Securities                                          335.7           349.3          349.3
     U.S. corporate securities                                          3,012.0         3,182.9        3,182.9
     Foreign securities (1)                                               228.6           242.5          242.5
     Mortgage-backed securities                                           641.7           653.5          653.5
     Other asset-backed securities                                        294.8           298.7          298.7
     Less: Fixed maturities pledged to creditors                            -               -              -
                                                                  ----------------------------------------------
            Total fixed maturities                                  $   4,720.1    $    4,936.4  $     4,936.4
                                                                  ----------------------------------------------

     Equity securities:
                                                                  ----------------------------------------------
            Total equity securities                                        22.9            19.0           19.0
                                                                  ----------------------------------------------

     Short term investments                                                 2.2             2.2            2.2
     Mortgage loans                                                       482.4           482.4          482.4
     Policy loans                                                          16.0            16.0           16.0
                                                                  ----------------------------------------------
            Total other investments                                 $     500.6     $     500.6    $     500.6
     ===========================================================================================================

 * See Notes 2 and 3 of Notes to Consolidated Financial Statements.

(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.



                                                        SCHEDULE IV
                                                  Reinsurance Information
                              As of and for the years ended December 31, 2002, 2001 and 2000
                                                        (Millions)



(Millions)                                              Ceded to         Assumed                        Percentage of
                                       Gross             Other          from Other          Net        Amount assumed
                                       Amount          Companies        Companies         Amount           to net
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2002
Life insurance in Force              $   158.7      $       90.7      $       -        $      68.0         0.0%

AT DECEMBER 31, 2001
Life insurance in Force              $   169.3      $       94.8      $       -        $      74.5         0.0%

AT DECEMBER 31, 2000
Life insurance in Force              $   196.3      $      105.3      $       -        $      91.0         0.0%


(b)

EXHIBITS

(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant. (1)

(2)  N/A

(3)(a) Distribution Agreement between the Depositor and
        Directed Services, Inc. (2)
   (b) Dealers Agreement (2)
   (c) Organizational Agreement (2)
   (d) Assignment Agreement for Organizational Agreement (2)

(4)(a) Form of Individual Deferred Combination Variable and
        Fixed Annuity Contract. (7)
   (b) Form of Group Deferred Combination Variable and Fixed
        Annuity Contract. (7)
   (c) Form of Individual Deferred Variable Annuity Contract. (7)
   (d) Form of Deferred Combination Variable and Fixed
        Annuity Certificate. (7)
   (e) Individual Retirement Annuity Rider. (12)
   (f) ROTH Individual Retirement Annuity Rider. (12)
   (g) Minimum Guaranteed Accumulation Benefit Rider. (REV)(9)
   (h) Minimum Guaranteed Income Benefit Rider. (REV)(10)
   (i) Minimum Guaranteed Withdrawal Benefit Rider. (REV)(9)
   (j) Minimum Guaranteed Withithdrawal Benefit Rider - To be filed by Amendment.
   (k) Death Benefit Endorsement No.1 (7% Solution Enhanced) - To be filed by Amendment.
   (l) Death Benefit Endorsement No.2 (Ratchet Enhanced) - To be filed by amendment
   (m) Death Benefit Endorsement No.3 (Standard) - To be filed by Amendment.
   (n) Death Benefit Endorsement No.4 (Max 7 Enhanced) - To be filed by amendment
   (o) Death Benefit Endorsement No.5 (Base Death Benefit) - To be filed by Amendment.
   (p) Death Benefit Endorsement No.6 (Inforce Contracts) - To be filed by Amendment.
   (q) Earnings Enhancement Death Benefit Rider. (9)
   (r) Simple Retirement Annuity Rider. (12)
   (s) 403(b) Retirement Annuity Rider. (12)

(5)(a) Individual Deferred Combination Variable and Fixed
        Annuity Application.
   (b) Group Deferred Combination Variable and Fixed Annuity
        Enrollment Form. (5)

(6)(a) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (03/01/95). (4)
   (b) By-Laws of Golden American, dated (01/07/94). (4)

(7)  Not applicable

(8)(a) Participation Agreement between Golden American and Warburg
        Pincus Trust. (4)
   (b) Participation Agreement between Golden American and PIMCO Variable Insurance Trust. (4)
   (c) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa. (3)
   (d) Service Agreement between Golden American and
        Directed Services, Inc. (3)
   (e) Participation Agreement between Golden American and Prudential
        Series Fund, Inc. (6)
   (f) Participation Agreement between Golden American and ING Variable Insurance Trust. (6)
   (g) Amendment to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (8)
   (h) Form of Participation Agreement between Golden American and ProFunds. (9)
   (i) Participation Agreement between Golden American and ING Variable Products Trust. (11)
   (j) Participation Agreement between Golden American and Pioneer Variable Contracts Trust. (11)
   (k) Participation Agreement between Golden American and Fidelity Distributors Corporation. (11)
   (l) Participation Agreement between Golden American and ING Variable Insurance Trust. (11)
   (m) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (11)
   (n) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. (11)
   (o) Participation Agreement between Golden American and The Prudential Series Fund, Inc. (11)

(9)  Opinion and Consent of Kimberly J. Smith - To be filed by Amendment

(10)(a) Consent of Ernst & Young LLP, Independent Auditors - To be filed by Amendment.
    (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

(11) Not applicable

(12) Not applicable

(13) Schedule of Performance Data. (9)

(14) Not applicable

(15) Powers of Attorney (13)
----------------------------

1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28679, 811-5626).

2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28679, 811-5626).

3) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28679, 811-5626).

4) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28679, 811-5626).

5) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on January 27, 2000 (File Nos. 333-28679, 811-5626).

6) Incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28679, 811-5626)

7) Incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on October 2, 2000 (File Nos. 333-28679, 811-5626).

8) Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-5626)

9) Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 24, 2001 (File Nos. 333-28679, 811-5626).

10) Incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on October 28, 2002 (File Nos. 333-28679, 811-5626).

11) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 033-23351, 811-5626).

12) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

13) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services        Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.  Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Thomas J. McInerney    ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations      Chief Financial Officer
                       5780 Powers Ferry Road        Director
                       Atlanta, GA  30327-4390

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David L. Jacobson      Golden American Life Ins. Co. Vice President, Chief
                       1475 Dunwoody Drive           Compliance Officer and
                       West Chester, PA  19380       Assistant Secretary

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.  Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of October 31, 2003, there are 157,913 qualified contract owners and 166,265 non-qualified contract owners in Golden American's Separate Account B.


ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B, has duly caused this Amendment to Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 12th day of November, 2003.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on November 12, 2003.


Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat*


----------------------
Thomas J. McInerney*


----------------------
Mark A. Tullis*



Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

ITEM                EXHIBIT                                            PAGE #
----                -------                                           --------
5(a)      Individual Deferred Combination Variable
          and Fixed Annuity Application                               EX-99.B5A